UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o BlackRock Fund Advisors

400 Howard Street, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 29, 2024

Date of reporting period: February 29, 2024

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

FEBRUARY 29, 2024

2024 Annual Report

iShares Trust

• iShares 0-3 Month Treasury Bond ETF | SGOV | NYSE Arca

• iShares 1-3 Year Treasury Bond ETF | SHY | NASDAQ

• iShares 3-7 Year Treasury Bond ETF | IEI | NASDAQ

• iShares 7-10 Year Treasury Bond ETF | IEF | NASDAQ

• iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca

• iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

• iShares 25+ Year Treasury STRIPS Bond ETF | GOVZ | Cboe BZX

• iShares Short Treasury Bond ETF | SHV | NASDAQ

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Treasury Bond Market Overview

The ICE U.S. Treasury Core Bond Index returned +2.29% for the 12 months ended February 29, 2024 (the “reporting period”), trailing the 3.33% return of the Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. taxable bond performance.

The 12-month gain for the index belies the challenging environment for the bond market through the first eight months of the period. During this time, yields drifted steadily higher (as prices fell) in response to better-than-expected economic growth and continued interest rate increases by the U.S. Federal Reserve (Fed). The Fed raised rates by a quarter-point at its meetings in March, May, and July 2023, moving its benchmark fed funds rate to a range of 5.25% - 5.50%. Although the Fed’s aggressive actions contributed to a decline in inflation, U.S. economic growth remained robust behind persistent strength in the labor market. This trend gave rise to expectations that the central bank would need to keep rates “higher for longer,” fueling a sharp sell-off in the bond market in the span from August through October 2023.

The investment backdrop improved considerably in the final two months of 2023, touching off a rally that helped the fixed-income market quickly recover its earlier losses. The headline Consumer Price Index fell to its lowest levels since early 2021 in the November report, surprising the markets and causing the consensus to shift toward the view that the Fed was in fact finished raising rates. In December, Fed Chairman Jerome Powell provided another positive surprise with his suggestion that rate cuts could begin as early as the first half of 2024. Bond prices moved surged in response, with the credit sectors leading the way amid a pronounced improvement in investor sentiment. While yields crept higher in January and February, the ICE U.S. Treasury Core Bond Index finished in positive territory on the strength of its earlier advance.

These trends were reflected in the U.S. Treasury market, where the yield on the two-year note entered the annual period at 4.81%, reached a high of 5.19% in mid-October, and subsequently finished February 2024 at 4.64%. The 10-year issue followed a similar path, climbing from 3.92% at the start of the period to a high of 4.98% before sliding to 4.25% on February 29, 2024. One result of these moves was that the yield curve’s inversion—i.e., the extent to which short-term rates exceeded those of longer-term issues—gradually moderated from the unusually high level reached in early 2023. Short-term Treasuries were the strongest performers on a total return basis, followed by intermediate-term issues. However, longer-dated government bonds (those with maturities of 10 years and above) posted negative total returns.

4	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® 0-3 Month Treasury Bond ETF

Investment Objective

The iShares 0-3 Month Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities less than or equal to three months, as represented by the ICE 0-3 Month US Treasury Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	5.32%	2.01%	5.32%	7.79%
Fund Market	5.33	2.02	5.33	7.83
Index	4.16	1.57	4.16	6.06

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was May 26, 2020. The first day of secondary market trading was May 28, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 0-3 Month US Treasury Securities Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4 pm. The change of the Index’s standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,026.90	$ 0.35		$ 1,000.00	$ 1,024.50	$ 0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024 (continued)	iShares® 0-3 Month Treasury Bond ETF

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

0-1 Year	100.0%

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

U.S. Treasury Bill, 5.52%, 03/05/24	11.9%
U.S. Treasury Bill, 5.40%, 04/30/24	11.7
U.S. Treasury Bill, 5.41%, 04/02/24	11.6
U.S. Treasury Bill, 5.41%, 03/19/24	11.5
U.S. Treasury Bill, 5.40%, 04/16/24	10.7

(a)	Excludes money market funds.

6	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® 1-3 Year Treasury Bond ETF

Investment Objective

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the ICE U.S. Treasury 1-3 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.11%	1.06%	0.88%	4.11%	5.44%	9.18%
Fund Market	4.13	1.07	0.89	4.13	5.45	9.21
Index	4.25	1.19	1.01	4.25	6.08	10.55

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE U.S. Treasury 1-3 Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4 pm. The change of the Index’s standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023. Index data prior to April 01, 2016 is for the Bloomberg U.S. 1-3 Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,023.70	$ 0.75		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 29, 2024 (continued)	iShares® 1-3 Year Treasury Bond ETF

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

0-1 Year	2.7%
1-2 Years	52.8
2-3 Years	44.5

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

U.S. Treasury Note/Bond, 4.50%, 11/15/25	5.3%
U.S. Treasury Note/Bond, 4.00%, 02/15/26	4.9
U.S. Treasury Note/Bond, 4.00%, 12/15/25	3.6
U.S. Treasury Note/Bond, 0.25%, 08/31/25	3.3
U.S. Treasury Note/Bond, 3.88%, 01/15/26	3.2

(a)	Excludes money market funds.

8	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® 3-7 Year Treasury Bond ETF

Investment Objective

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the ICE U.S. Treasury 3-7 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	3.44%	0.51%	1.00%	3.44%	2.59%	10.48%
Fund Market	3.49	0.53	1.01	3.49	2.67	10.54
Index	3.54	0.64	1.12	3.54	3.22	11.74

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE U.S. Treasury 3-7 Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4 pm. The change of the Index’s standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023. Index data prior to April 01, 2016 is for the Bloomgerg U.S. 3-7 Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,020.30	$ 0.75		$1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of February 29, 2024 (continued)	iShares® 3-7 Year Treasury Bond ETF

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

3-4 Years	27.9%
4-5 Years	37.8
5-6 Years	13.8
6-7 Years	20.5

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

U.S. Treasury Note/Bond, 2.63%, 02/15/29	4.0%
U.S. Treasury Note/Bond, 4.38%, 11/30/30	3.7
U.S. Treasury Note/Bond, 1.38%, 10/31/28	3.6
U.S. Treasury Note/Bond, 2.38%, 05/15/27	3.5
U.S. Treasury Note/Bond, 1.25%, 09/30/28	3.4

(a)	Excludes money market funds.

10	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® 7-10 Year Treasury Bond ETF

Investment Objective

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.32%	(0.26)%	1.03%	1.32%	(1.27)%	10.78%
Fund Market	1.36	(0.23)	1.03	1.36	(1.16)	10.83
Index	1.41	(0.13)	1.13	1.41	(0.65)	11.88

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4 pm. The change of the Index’s standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023. Index data prior to April 01, 2016 is for the Bloomberg U.S. 7-10 Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,009.70	$ 0.75		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	11

Fund Summary as of February 29, 2024 (continued)	iShares® 7-10 Year Treasury Bond ETF

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

6-7 Years	3.2%
7-8 Years	40.1
8-9 Years	25.6
9-10 Years	31.1

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

U.S. Treasury Note/Bond, 1.38%, 11/15/31	13.5%
U.S. Treasury Note/Bond, 1.88%, 02/15/32	13.0
U.S. Treasury Note/Bond, 1.25%, 08/15/31	12.5
U.S. Treasury Note/Bond, 4.50%, 11/15/33	10.7
U.S. Treasury Note/Bond, 3.50%, 02/15/33	9.3

(a)	Excludes money market funds.

12	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® 10-20 Year Treasury Bond ETF

Investment Objective

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the ICE U.S. Treasury 10-20 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(1.05)%	(2.29)%	0.37%	(1.05)%	(10.93)%	3.74%
Fund Market	(0.95)	(2.27)	0.37	(0.95)	(10.85)	3.79
Index	(1.01)	(2.28)	0.42	(1.01)	(10.87)	4.33

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE U.S. Treasury 10-20 Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4 pm. The change of the Index’s standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023. Index data prior to July 01, 2016 is for the Bloomberg U.S. 10-20 Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,005.00	$ 0.75		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	13

Fund Summary as of February 29, 2024 (continued)	iShares® 10-20 Year Treasury Bond ETF

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

5-6 Years	0.7%
6-7 Years	0.1
7-8 Years	2.1
8-9 Years	0.6
14-15 Years	1.0
15-16 Years	4.8
16-17 Years	23.4
17-18 Years	26.6
18-19 Years	21.3
19-20 Years	19.4

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

U.S. Treasury Note/Bond, 2.25%, 05/15/41	8.6%
U.S. Treasury Note/Bond, 1.75%, 08/15/41	8.3
U.S. Treasury Note/Bond, 1.88%, 02/15/41	7.1
U.S. Treasury Note/Bond, 2.75%, 08/15/42	6.2
U.S. Treasury Note/Bond, 2.00%, 11/15/41	5.9

(a)	Excludes money market funds.

14	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® 20+ Year Treasury Bond ETF

Investment Objective

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(4.06)%	(2.60)%	0.99%	(4.06)%	(12.32)%	10.38%
Fund Market	(4.13)	(2.59)	1.00	(4.13)	(12.30)	10.41
Index	(3.94)	(2.51)	1.08	(3.94)	(11.96)	11.30

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4 pm. The change of the Index’s standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023. Index data prior to April 01, 2016 is for the Bloomberg U.S. 20+ Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 992.70	$ 0.74		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	15

Fund Summary as of February 29, 2024 (continued)	iShares® 20+ Year Treasury Bond ETF

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

15-20 Years	2.5%
20-25 Years	36.9
25-30 Years	60.6

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

U.S. Treasury Note/Bond, 1.88%, 02/15/51	8.2%
U.S. Treasury Note/Bond, 2.00%, 08/15/51	7.3
U.S. Treasury Note/Bond, 1.63%, 11/15/50	6.4
U.S. Treasury Note/Bond, 1.88%, 11/15/51	5.6
U.S. Treasury Note/Bond, 4.13%, 08/15/53	5.0

(a)	Excludes money market funds.

16	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® 25+ Year Treasury STRIPS Bond ETF

Investment Objective

The iShares 25+Year Treasury STRIPS Bond ETF(the “Fund”) seeks to track the investment results of an index composed of the principal payments of U.S. Treasury bonds (specifically principal “STRIPS”, also known as “Separate Trading of Registered Interest and Principal Securities”) with remaining maturities of at least 25 years, as represented by the ICE BofA Long US Treasury Principal STRIPS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(10.27)%	(18.50)%	(10.27)%	(50.51)%
Fund Market	(9.96)	(18.45)	(9.96)	(50.40)
Index	(10.26)	(18.69)	(10.26)	(50.91)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was September 22, 2020. The first day of secondary market trading was September 24, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA Long US Treasury Principal STRIPS Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4 pm. The change of the Index’s standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 964.00	$ 0.49		$ 1,000.00	$ 1,024.40	$ 0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	17

Fund Summary as of February 29, 2024 (continued)	iShares® 25+ Year Treasury STRIPS Bond ETF

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

20-25 Years	5.4%
25-30 Years	94.6

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

U.S. Treasury STRIPS, 0.00%, 02/15/51	13.7%
U.S. Treasury STRIPS, 0.00%, 11/15/50	12.9
U.S. Treasury STRIPS, 0.00%, 02/15/52	9.0
U.S. Treasury STRIPS, 0.00%, 08/15/51	6.5
U.S. Treasury STRIPS, 0.00%, 08/15/50	6.4

(a)	Excludes money market funds.

18	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® Short Treasury Bond ETF

Investment Objective

The iShares Short Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities of one year or less, as represented by the ICE Short US Treasury Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.19%	1.87%	1.25%	5.19%	9.69%	13.25%
Fund Market	5.23	1.87	1.25	5.23	9.71	13.27
Index	4.58	1.82	1.29	4.58	9.43	13.72

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE Short US Treasury Securities Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4 pm. The change of the Index’s standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023. Index data from July 1, 2016 to April 30, 2020 is for the ICE U.S. Treasury Short Bond Index. Index data prior to July 1, 2016 is for the Bloomberg U.S. Short Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,026.60	$ 0.76		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	19

Fund Summary as of February 29, 2024 (continued)	iShares® Short Treasury Bond ETF

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments	(a)

U. S. Government Obligations	100.0%

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

U.S. Treasury Bill, 5.42%, 05/30/24	6.4%
U.S. Treasury Bill, 5.48%, 04/04/24	5.1
U.S. Treasury Bill, 5.41%, 03/26/24	4.9
U.S. Treasury Bill, 5.42%, 10/31/24	4.3
U.S. Treasury Bill, 5.29%, 08/15/24	4.3

(a)	Excludes money market funds.

20	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E	21

Schedule of Investments February 29, 2024	iShares® 0-3 Month Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 112.6%
U.S. Treasury Bill
4.96%, 04/18/24(a)	$209,315	$207,844,411
5.36%, 05/28/24(a)	702,920	693,906,928
5.37%, 05/02/24(a)	424,771	420,915,564
5.39%, 05/09/24(a)	514,679	509,497,577
5.40%, 04/09/24(a)	1,122,570	1,116,130,658
5.40%, 04/16/24(a)	2,235,842	2,220,738,020
5.40%, 04/23/24(a)	351,624	348,887,626
5.40%, 04/30/24(a)	2,470,000	2,448,368,975
5.41%, 03/19/24(a)	2,396,363	2,390,006,448
5.41%, 03/26/24(a)	351,623	350,331,772
5.41%, 04/02/24(a)	2,436,047	2,424,570,515
5.41%, 04/25/24(a)	362,091	359,166,991
5.42%, 05/30/24(a)	210,744	207,986,151
5.46%, 05/23/24(a)	50,493	49,883,128
5.47%, 03/12/24(a)	1,530,523	1,528,053,821
5.48%, 04/04/24(a)	881,906	877,502,679
5.48%, 05/16/24(a)	152,822	151,132,417
5.50%, 03/14/24(a)	740,220	738,810,384
5.52%, 03/05/24(a)	2,486,785	2,485,328,414
5.53%, 03/07/24(a)	1,323,402	1,322,240,993

		20,851,303,472

Total Long-Term Investments — 112.6% (Cost: $20,853,229,951)		20,851,303,472

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(b)(c)	27,220,000	$27,220,000

Total Short-Term Securities — 0.1% (Cost: $27,220,000)		27,220,000

Total Investments — 112.7% (Cost: $20,880,449,951)		20,878,523,472

Liabilities in Excess of Other Assets — (12.7)%		(2,357,465,720)

Net Assets — 100.0%		$ 18,521,057,752

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$417,620,000	$—	$(390,400,000	)(a)	$—	$—	$27,220,000	27,220,000	$21,661,028	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$20,851,303,472	$—	$20,851,303,472

22	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 0-3 Month Treasury Bond ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$27,220,000	$—	$—	$27,220,000

	$27,220,000	$20,851,303,472	$—	$20,878,523,472

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments February 29, 2024	iShares® 1-3 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.0%
U.S. Treasury Note/Bond
0.25%, 05/31/25	$70,450	$66,500,947
0.25%, 06/30/25	95,349	89,724,710
0.25%, 07/31/25	123,375	115,693,167
0.25%, 08/31/25	886,679	828,802,598
0.25%, 09/30/25	158,374	147,547,465
0.25%, 10/31/25	256,069	237,764,438
0.50%, 03/31/25	136,568	130,155,516
0.63%, 10/15/24	929	903,017
0.63%, 07/31/26	342,663	312,412,738
0.75%, 11/15/24(a)	2,822	2,736,736
0.75%, 03/31/26	288,273	266,540,197
0.75%, 04/30/26	382,608	352,731,603
0.75%, 05/31/26	675,057	620,577,886
0.75%, 08/31/26	429,201	391,511,605
0.88%, 06/30/26	244,761	225,208,436
0.88%, 09/30/26	403,617	368,615,838
1.00%, 12/15/24(a)	34,417	33,319,571
1.13%, 01/15/25(a)	48,463	46,834,753
1.13%, 02/28/25	126,413	121,623,133
1.13%, 10/31/26	403,710	370,009,678
1.13%, 02/28/27	40,000	36,343,750
1.25%, 11/30/26	416,418	382,161,299
1.25%, 12/31/26	396,727	363,485,434
1.38%, 08/31/26	166,233	154,064,596
1.50%, 11/30/24	146	142,357
1.50%, 02/15/25	153,756	148,584,657
1.50%, 08/15/26	388,136	361,193,904
1.50%, 01/31/27	300,865	276,960,245
1.63%, 05/15/26	288,718	270,988,910
1.63%, 09/30/26	126,757	118,091,504
1.63%, 10/31/26	192,027	178,405,085
1.63%, 11/30/26	153,578	142,443,595
1.75%, 03/15/25	8,176	7,905,296
1.75%, 12/31/26	160,351	148,982,550
1.88%, 06/30/26	171,231	161,338,302
1.88%, 07/31/26	156,650	147,263,238
1.88%, 02/28/27	300,000	278,718,750
2.00%, 02/15/25	60,419	58,672,805
2.00%, 08/15/25	151,747	145,783,336
2.00%, 11/15/26	362,560	340,055,601
2.13%, 05/15/25	479,460	463,895,891
2.13%, 05/31/26	175,526	166,461,729
2.25%, 10/31/24	969	950,263
2.25%, 11/15/24	9,687	9,490,807
2.25%, 11/15/25	535,771	514,130,493
2.25%, 03/31/26	93,559	89,231,610
2.25%, 02/15/27	300,000	282,070,314
2.50%, 01/31/25	28,546	27,885,052
2.50%, 02/28/26	95,597	91,765,172
2.63%, 03/31/25	617	601,476
2.63%, 04/15/25	459,246	447,478,211
2.75%, 02/28/25	64,719	63,282,852
2.75%, 05/15/25	711,637	693,624,176
2.75%, 06/30/25	65,009	63,264,520
2.75%, 08/31/25	24,072	23,356,228
2.88%, 04/30/25	157,758	154,079,230
2.88%, 05/31/25	24,087	23,498,451
2.88%, 06/15/25	652,806	636,332,650

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.88%, 07/31/25	$52,448	$51,050,850
3.00%, 07/15/25	132,424	129,180,549
3.00%, 09/30/25	271,337	264,044,915
3.00%, 10/31/25	185,316	180,161,510
3.13%, 08/15/25	270,281	263,893,696
3.50%, 09/15/25	218,433	214,226,851
3.63%, 05/15/26	433,622	425,051,094
3.75%, 04/15/26	459,704	451,892,327
3.88%, 03/31/25	228,032	225,341,736
3.88%, 04/30/25	215,874	213,251,468
3.88%, 01/15/26	833,361	821,446,735
4.00%, 12/15/25	921,304	910,040,115
4.00%, 02/15/26(a)	1,264,896	1,249,825,854
4.00%, 01/15/27	601,731	594,679,168
4.13%, 01/31/25	38,595	38,260,408
4.13%, 06/15/26	289,448	286,756,541
4.13%, 02/15/27	400,000	396,718,752
4.25%, 05/31/25	133,948	132,849,209
4.25%, 10/15/25	669,498	664,110,630
4.25%, 12/31/25	201,364	199,791,141
4.38%, 10/31/24	944	938,988
4.38%, 08/15/26	303,949	302,940,194
4.38%, 12/15/26	348,011	347,304,302
4.50%, 11/15/25	1,338,173	1,333,050,712
4.50%, 07/15/26	242,112	241,941,966
4.63%, 02/28/25(a)	133,642	133,083,219
4.63%, 06/30/25	207,841	207,183,179
4.63%, 02/28/26	600,000	599,953,128
4.63%, 03/15/26	391,440	391,455,590
4.63%, 09/15/26	312,513	313,379,435
4.63%, 10/15/26	324,423	325,487,513
4.63%, 11/15/26	339,345	340,617,343
4.88%, 11/30/25	214,165	214,683,481
5.00%, 08/31/25	291,393	292,144,647
5.00%, 09/30/25	303,634	304,607,078
6.75%, 08/15/26	26,086	27,397,643

		25,290,940,338

Total Long-Term Investments — 99.0% (Cost: $25,532,161,741)		25,290,940,338

	Shares

Short-Term Securities

Money Market Funds — 1.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(b)(c)(d)	468,836,072	468,836,072

Total Short-Term Securities — 1.8% (Cost: $468,836,072)		468,836,072

Total Investments — 100.8% (Cost: $26,000,997,813)		25,759,776,410

Liabilities in Excess of Other Assets — (0.8)%		(202,476,208)

Net Assets — 100.0%		$25,557,300,202

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

24	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-3 Year Treasury Bond ETF

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$224,923,015	$243,913,057	(a)	$—	$—	$—	$468,836,072	468,836,072	$2,942,774	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$25,290,940,338	$—	$25,290,940,338
Short-Term Securities
Money Market Funds	468,836,072	—	—	468,836,072

	$468,836,072	$25,290,940,338	$—	$25,759,776,410

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments February 29, 2024	iShares® 3-7 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.0%
U.S. Treasury Note/Bond
0.50%, 04/30/27	$48,617	$43,073,788
0.50%, 05/31/27	3,657	3,229,412
0.50%, 08/31/27	79,501	69,612,888
0.50%, 10/31/27	297,770	259,222,570
0.63%, 03/31/27	38,928	34,740,199
0.63%, 12/31/27	208,229	181,126,694
0.63%, 05/15/30	103,208	82,852,320
0.63%, 08/15/30	196,940	156,782,703
0.75%, 01/31/28	160,777	140,202,917
1.00%, 07/31/28	469,977	408,145,651
1.13%, 02/29/28	149,427	132,003,402
1.13%, 08/31/28	280,265	244,203,124
1.13%, 02/15/31	300,000	244,628,907
1.25%, 03/31/28	290,080	257,026,744
1.25%, 04/30/28	167,643	148,186,890
1.25%, 05/31/28	150,003	132,324,912
1.25%, 06/30/28	62,098	54,655,767
1.25%, 09/30/28	510,018	446,006,933
1.38%, 10/31/28	539,818	474,006,420
1.50%, 11/30/28	48,260	42,545,915
1.75%, 01/31/29	7,509	6,675,562
1.75%, 11/15/29	100,159	87,854,486
1.88%, 02/28/27	514	477,538
2.25%, 02/15/27	554	521,266
2.25%, 08/15/27	455,992	425,212,166
2.25%, 11/15/27	119,035	110,548,735
2.38%, 05/15/27	490,243	460,808,895
2.38%, 03/31/29	67,577	61,756,769
2.38%, 05/15/29	419,975	383,079,359
2.50%, 03/31/27	152,667	144,353,333
2.63%, 05/31/27	170,147	161,054,675
2.63%, 02/15/29	574,352	532,195,089
2.63%, 07/31/29	64,161	59,090,961
2.75%, 04/30/27	242,117	230,379,906
2.75%, 07/31/27	226,555	214,908,467
2.75%, 02/15/28	349,213	329,242,382
2.88%, 05/15/28	263,369	248,853,030
2.88%, 08/15/28	433,664	408,694,536
2.88%, 04/30/29	25,060	23,447,554
3.13%, 08/31/27	116,677	111,959,689
3.13%, 11/15/28	402,208	382,380,781
3.13%, 08/31/29	146,722	138,468,510
3.25%, 06/30/27	121,081	116,867,006
3.25%, 06/30/29	58,770	55,904,582
3.50%, 04/30/28	106,908	103,596,746
3.50%, 01/31/30	213,077	204,429,070
3.50%, 04/30/30	81,418	77,996,283
3.63%, 03/31/30	173,701	167,621,465
3.75%, 12/31/28	228,797	223,595,344
3.75%, 05/31/30	361,228	350,716,090

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.75%, 06/30/30	$156,910	$152,295,125
3.75%, 12/31/30	78,240	75,819,450
3.88%, 09/30/29	162,108	158,853,372
3.88%, 11/30/29	127,277	124,667,023
3.88%, 12/31/29	220,816	216,235,597
4.00%, 02/29/28	220,727	218,010,825
4.00%, 01/31/29(a)	133,456	131,912,915
4.00%, 10/31/29	32,607	32,141,898
4.00%, 02/28/30	286,943	282,627,253
4.00%, 07/31/30	160,138	157,611,019
4.00%, 01/31/31	121,040	119,072,707
4.13%, 09/30/27	165,291	163,954,368
4.13%, 10/31/27	139,800	138,653,501
4.13%, 08/31/30	304,463	301,715,895
4.25%, 02/28/29	90,000	90,014,063
4.25%, 02/28/31	140,000	139,825,000
4.38%, 08/31/28	248,882	249,679,600
4.38%, 11/30/28	96,635	97,042,478
4.38%, 11/30/30	481,190	483,746,825
4.63%, 09/30/30	48,617	49,563,058
4.88%, 10/31/28	273,455	280,141,623
4.88%, 10/31/30	146,214	151,148,722
5.50%, 08/15/28	13,302	13,949,123
U.S. Treasury STRIPS, 0.00%, 02/15/29(b)(c)	35,339	28,568,571

		13,234,518,442

Total Long-Term Investments — 99.0% (Cost: $ 13,858,070,368)		13,234,518,442

	Shares

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)(f)	188,906,078	188,906,078

Total Short-Term Securities — 1.4% (Cost: $188,906,078)		188,906,078

Total Investments — 100.4% (Cost: $14,046,976,446)		13,423,424,520

Liabilities in Excess of Other Assets — (0.4)%		(48,541,494)

Net Assets — 100.0%		$ 13,374,883,026

(a)	All or a portion of this security is on loan.
(b)	Rates are discount rates or a range of discount rates as of period end.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

26	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 3-7 Year Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$63,280,000	$125,626,078	(a)	$—	$—	$—	$188,906,078	188,906,078	$1,423,377	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$13,234,518,442	$—	$13,234,518,442
Short-Term Securities
Money Market Funds	188,906,078	—	—	188,906,078

	$188,906,078	$13,234,518,442	$—	$13,423,424,520

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments February 29, 2024	iShares® 7-10 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.2%
U.S. Treasury Note/Bond
0.63%, 08/15/30	$1,127,408	$897,522,303
1.25%, 08/15/31	4,272,377	3,458,288,812
1.38%, 11/15/31	4,590,828	3,726,281,929
1.63%, 05/15/31	383,914	321,692,855
1.88%, 02/15/32	4,271,971	3,587,287,932
2.75%, 08/15/32	868,884	775,716,111
2.88%, 05/15/32	2,426,319	2,192,975,250
3.38%, 05/15/33	2,366,467	2,207,655,240
3.50%, 02/15/33	2,725,689	2,571,197,509
3.88%, 08/15/33	2,603,351	2,525,657,438
4.00%, 02/15/34	920,000	902,031,250
4.13%, 11/15/32	1,547,814	1,531,428,637
4.50%, 11/15/33	2,888,819	2,943,436,142

		27,641,171,408

Total Long-Term Investments — 99.2% (Cost: $29,368,319,855)		27,641,171,408

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(a)(b)	204,610,000	$204,610,000

Total Short-Term Securities — 0.7% (Cost: $204,610,000)		204,610,000

Total Investments — 99.9% (Cost: $29,572,929,855)		27,845,781,408

Other Assets Less Liabilities — 0.1%		19,173,682

Net Assets — 100.0%		$27,864,955,090

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$294,890,000	$—	$(90,280,000	)(a)	$—	$—	$204,610,000	204,610,000	$6,965,284	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$27,641,171,408	$—	$27,641,171,408
Short-Term Securities
Money Market Funds	204,610,000	—	—	204,610,000

	$204,610,000	$27,641,171,408	$—	$27,845,781,408

See notes to financial statements.

28	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 29, 2024	iShares® 10-20 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.4%
U.S. Treasury Note/Bond
0.63%, 08/15/30	$5,372	$4,276,934
1.13%, 05/15/40	190,984	117,850,556
1.13%, 08/15/40	614,796	375,649,959
1.38%, 11/15/31	190,501	154,625,387
1.38%, 11/15/40	653,360	414,934,323
1.75%, 08/15/41	944,580	629,067,740
1.88%, 02/15/32	2,506	2,104,439
1.88%, 02/15/41	788,916	543,643,384
2.00%, 11/15/41	651,357	450,963,017
2.25%, 05/15/41	893,653	652,506,104
2.38%, 02/15/42	298,310	219,210,945
2.75%, 08/15/32	24,307	21,700,198
2.75%, 08/15/42	607,952	472,991,171
2.75%, 11/15/42	69,887	54,154,390
2.88%, 04/30/29	136	127,531
2.88%, 05/15/32	24,103	21,785,060
2.88%, 05/15/43	139,210	109,568,215
3.00%, 05/15/42	1,691	1,371,025
3.13%, 08/31/29	54,500	51,434,375
3.13%, 11/15/41	1,691	1,408,157
3.13%, 02/15/42	81,044	67,216,033
3.13%, 02/15/43	66,879	54,887,968
3.25%, 05/15/42	96,580	81,217,996
3.38%, 08/15/42	458,232	391,895,247
3.50%, 02/15/39	1,691	1,538,910
3.63%, 08/15/43	136,229	120,094,113
3.63%, 02/15/44	150,000	131,871,093
3.75%, 08/15/41	1,691	1,543,270
3.75%, 11/15/43	128,352	115,075,590
3.88%, 08/15/40	264,434	247,328,426
3.88%, 02/15/43	161,817	148,144,544
3.88%, 05/15/43	296,976	271,570,355
4.00%, 11/15/42	452,232	422,147,412
4.25%, 05/15/39	50,473	49,928,640
4.25%, 11/15/40	1,691	1,653,674
4.38%, 02/15/38	1,691	1,711,221
4.38%, 11/15/39	207,617	207,584,260
4.38%, 05/15/40	1,691	1,685,388
4.38%, 05/15/41	1,691	1,673,693

Security	Par (000)	Value

U.S. Government Obligations (continued)
4.38%, 08/15/43	$295,592	$289,402,455
4.50%, 02/15/36	1,691	1,750,335
4.50%, 05/15/38	71,642	73,265,139
4.50%, 08/15/39	1,691	1,717,960
4.50%, 02/15/44	125,000	124,960,938
4.63%, 02/15/40	102,551	105,354,513
4.75%, 02/15/37	1,691	1,786,607
4.75%, 02/15/41	1,691	1,754,299
4.75%, 11/15/43	315,952	325,134,149
5.00%, 05/15/37	1,691	1,825,985
U.S. Treasury STRIPS
0.00%, 11/15/40(a)(b)(c)	5,376	2,548,533
0.00%, 02/15/41(a)(c)	158,485	74,112,927
0.00%, 05/15/41(a)(c)	3,365	1,553,700

		7,623,308,283

Total Long-Term Investments — 98.4% (Cost: $8,148,718,740)		7,623,308,283

	Shares

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)(f)	147,527,500	147,527,500

Total Short-Term Securities — 1.9% (Cost: $147,527,500)		147,527,500

Total Investments — 100.3% (Cost: $8,296,246,240)		7,770,835,783

Liabilities in Excess of Other Assets — (0.3)%		(20,559,181)

Net Assets — 100.0%		$7,750,276,602

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$140,170,000	$7,357,500	(a)	$—	$—	$—	$147,527,500	147,527,500	$5,732,376	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 29, 2024	iShares® 10-20 Year Treasury Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$7,623,308,283	$—	$7,623,308,283
Short-Term Securities
Money Market Funds	147,527,500	—	—	147,527,500

	$147,527,500	$7,623,308,283	$—	$7,770,835,783

See notes to financial statements.

30	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 29, 2024	iShares® 20+ Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.7%
U.S. Treasury Note/Bond
1.25%, 05/15/50	$745,961	$378,866,595
1.38%, 08/15/50	2,387,831	1,253,425,000
1.63%, 11/15/50	5,562,118	3,123,694,483
1.88%, 02/15/51	6,723,284	4,024,778,573
1.88%, 11/15/51	4,594,575	2,737,361,577
2.00%, 02/15/50	3,189,753	1,985,995,112
2.00%, 08/15/51	5,853,004	3,604,399,107
2.25%, 08/15/49	1,590,646	1,053,367,963
2.25%, 02/15/52	831,839	544,139,548
2.38%, 11/15/49	300,118	204,256,159
2.50%, 02/15/45	186,347	135,072,313
2.50%, 02/15/46	2,650,101	1,902,068,813
2.50%, 05/15/46	2,852,662	2,041,770,834
2.75%, 11/15/42	29,420	22,796,742
2.75%, 08/15/47	292,951	217,733,320
2.75%, 11/15/47	1,150,233	853,463,754
2.88%, 05/15/43	350,826	276,125,043
2.88%, 08/15/45	1,418,881	1,095,697,285
2.88%, 11/15/46	1,058,772	810,043,521
2.88%, 05/15/49	205,137	155,110,892
2.88%, 05/15/52	377,183	284,006,786
3.00%, 11/15/44	192,564	152,727,402
3.00%, 02/15/47	952,831	744,362,001
3.00%, 02/15/48	3,065,688	2,382,255,280
3.00%, 08/15/48	1,954,434	1,516,594,817
3.00%, 02/15/49	1,668,093	1,292,511,203
3.00%, 08/15/52	856,007	661,766,822
3.13%, 02/15/43	65	53,017
3.13%, 08/15/44	2,626,250	2,130,647,894
3.13%, 05/15/48	1,684,545	1,338,489,602
3.38%, 05/15/44	154,632	130,730,146
3.38%, 11/15/48	1,627,208	1,351,917,372

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.63%, 08/15/43	$499,874	$440,669,820
3.63%, 02/15/44	151,999	133,628,319
3.63%, 02/15/53	1,432,298	1,252,253,935
3.63%, 05/15/53	2,209,847	1,933,443,229
3.75%, 11/15/43	407,519	365,365,895
4.00%, 11/15/42	311	289,938
4.00%, 11/15/52	1,841,450	1,724,201,323
4.13%, 08/15/53	2,549,972	2,441,200,140
4.25%, 02/15/54	721,732	708,199,721
4.75%, 11/15/53	1,593,670	1,695,515,580

		49,100,996,876

Total Long-Term Investments — 98.7% (Cost: $ 56,689,713,792)		49,100,996,876

	Shares

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(a)(b)	810,710,000	810,710,000

Total Short-Term Securities — 1.6% (Cost: $ 810,710,000)		810,710,000

Total Investments — 100.3% (Cost: $ 57,500,423,792)		49,911,706,876

Liabilities in Excess of Other Assets — (0.3)%		(148,514,386)

Net Assets — 100.0%		$49,763,192,490

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$456,920,000	$353,790,000	(a)	$—	$—	$—	$810,710,000	810,710,000	$15,182,071	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 29, 2024	iShares® 20+ Year Treasury Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$49,100,996,876	$—	$49,100,996,876
Short-Term Securities
Money Market Funds	810,710,000	—	—	810,710,000

	$810,710,000	$49,100,996,876	$—	$49,911,706,876

See notes to financial statements.

32	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 29, 2024	iShares® 25+ Year Treasury STRIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury STRIPS
0.00%, 11/15/47(a)(b)	$6	$2,111
0.00%, 08/15/48(a)(b)	200	67,132
0.00%, 11/15/48(a)(b)	87	29,157
0.00%, 02/15/49(a)(b)	39,337	12,992,842
0.00%, 05/15/49(a)(b)	6,899	2,265,709
0.00%, 08/15/49(a)(b)	42,823	13,946,779
0.00%, 11/15/49(a)(b)	9,299	3,006,516
0.00%, 02/15/50(a)(b)	29,596	9,481,284
0.00%, 05/15/50(a)(b)	10,789	3,431,250
0.00%, 08/15/50(a)(b)	48,668	15,301,033
0.00%, 11/15/50(a)(b)	99,196	30,948,420
0.00%, 02/15/51(a)(b)	106,572	32,954,583
0.00%, 05/15/51(a)(b)	20,478	6,281,821
0.00%, 08/15/51(a)(b)	51,299	15,629,940
0.00%, 11/15/51(a)(b)	41,178	12,459,397
0.00%, 02/15/52(a)(b)	71,707	21,581,537
0.00%, 05/15/52(a)(b)	20,465	6,119,840
0.00%, 08/15/52(a)(b)	33,744	10,030,748
0.00%, 11/15/52(a)(b)	17,978	5,378,275
0.00%, 02/15/53(a)(b)	32,316	9,519,676
0.00%, 05/15/53(a)(b)	27,525	8,052,189
0.00%, 08/15/53(a)(b)	34,172	9,967,488
0.00%, 11/15/53(a)(b)	38,306	11,279,560

		240,727,287

Total Long-Term Investments — 99.6% (Cost: $281,202,043)		240,727,287

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(c)(d)	20,000	$20,000

Total Short-Term Securities — 0.0% (Cost: $20,000)		20,000

Total Investments — 99.6% (Cost: $281,222,043)		240,747,287

Other Assets Less Liabilities — 0.4%		920,774

Net Assets — 100.0%		$241,668,061

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$—	$0	(a)	$—	$—	$20,000	20,000	$7,342	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 29, 2024	iShares® 25+ Year Treasury STRIPS Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$240,727,287	$—	$240,727,287
Short-Term Securities
Money Market Funds	20,000	—	—	20,000

	$20,000	$240,727,287	$—	$240,747,287

See notes to financial statements.

34	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 29, 2024	iShares® Short Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 101.5%
U.S. Treasury Bill
4.82%, 01/23/25(a)(b)	$534,194	$510,927,205
4.83%, 12/26/24(a)	481,622	462,155,963
4.94%, 03/21/24(a)	577,295	575,598,194
4.95%, 02/20/25(a)	350,817	334,325,626
4.96%, 04/18/24(a)	574,334	570,298,742
5.19%, 07/18/24(a)	458,844	449,736,254
5.21%, 11/29/24(a)	169,907	163,592,443
5.24%, 07/25/24(a)	346,248	339,036,897
5.27%, 07/05/24(a)	483,576	474,850,982
5.29%, 08/15/24(a)	800,786	781,771,002
5.32%, 08/22/24(a)	300,699	293,262,256
5.33%, 06/04/24(a)	482,960	476,268,353
5.34%, 08/29/24(a)	199,549	194,421,809
5.36%, 05/21/24(a)	88,758	87,713,440
5.36%, 06/11/24(a)	179,835	177,163,520
5.37%, 05/02/24(a)	499,724	495,187,723
5.38%, 06/13/24(a)	603,598	594,496,038
5.39%, 07/11/24(a)(b)	404,248	396,618,408
5.40%, 04/09/24(a)	368,812	366,696,402
5.40%, 04/23/24(a)	591,241	586,641,233
5.40%, 04/30/24(a)	585,580	580,429,570
5.41%, 03/26/24(a)	903,040	899,722,384
5.41%, 04/02/24(a)	562,526	559,876,276
5.41%, 04/25/24(a)	428,522	425,061,159
5.41%, 09/05/24(a)(b)	527,382	513,529,138
5.42%, 05/30/24(a)(b)	1,175,147	1,159,770,732
5.42%, 06/06/24(a)	128,664	126,857,314
5.42%, 10/31/24(a)	816,935	789,581,816
5.45%, 04/11/24(a)	457,757	455,004,157
5.45%, 10/03/24(a)(b)	622,569	604,209,052
5.46%, 05/23/24(a)	266,601	263,380,154

Security	Par (000)	Value

U.S. Government Obligations (continued)
5.47%, 03/12/24(a)	$605,505	$604,528,702
5.48%, 04/04/24(a)	929,767	925,124,611
5.48%, 05/16/24(a)	714,931	707,026,999
5.50%, 03/14/24(a)	585,145	584,030,896
5.52%, 03/05/24(a)(b)	409,075	408,835,442
5.53%, 03/07/24(a)	307,638	307,368,512

		18,245,099,404

Total Long-Term Investments — 101.5% (Cost: $18,247,952,254)		18,245,099,404

	Shares

Short-Term Securities

Money Market Funds — 8.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(c)(d)(e)	1,530,557,500	1,530,557,500

Total Short-Term Securities — 8.5% (Cost: $1,530,557,500)		1,530,557,500

Total Investments — 110.0% (Cost: $19,778,509,754)		19,775,656,904

Liabilities in Excess of Other Assets — (10.0)%		(1,793,143,105)

Net Assets — 100.0%		$17,982,513,799

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$4,407,803,970	$—	$(2,877,246,470	)(a)	$—	$—	$1,530,557,500	1,530,557,500	$40,941,349	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 29, 2024	iShares® Short Treasury Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$18,245,099,404	$—	$18,245,099,404
Short-Term Securities
Money Market Funds	1,530,557,500	—	—	1,530,557,500

	$1,530,557,500	$18,245,099,404	$—	$19,775,656,904

See notes to financial statements.

36	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 29, 2024

	iShares 0-3 Month Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$20,851,303,472	$25,290,940,338	$13,234,518,442	$27,641,171,408
Investments, at value — affiliated(c)	27,220,000	468,836,072	188,906,078	204,610,000
Cash	100,027,091	5,127	4,168	57,618
Receivables:
Investments sold	—	1,604,342,240	487,662,745	1,685,689,979
Securities lending income — affiliated	98,646	9,334	23,305	7,925
Capital shares sold	671,536	—	209,162	239,799
Dividends — affiliated	868,678	267,513	110,197	484,619
Interest — unaffiliated	18,685	166,709,078	71,016,026	137,829,137

Total assets	20,980,208,108	27,531,109,702	13,982,450,123	29,670,090,485

LIABILITIES
Collateral on securities loaned, at value	—	375,216,072	130,886,077	—
Payables:
Investments purchased	2,450,365,370	1,594,926,721	474,775,457	1,801,758,597
Capital shares redeemed	7,795,464	632,554	336,576	55,412
Investment advisory fees	989,522	3,034,153	1,568,987	3,321,386

Total liabilities	2,459,150,356	1,973,809,500	607,567,097	1,805,135,395

Commitments and contingent liabilities

NET ASSETS	$18,521,057,752	$25,557,300,202	$13,374,883,026	$27,864,955,090

NET ASSETS CONSIST OF
Paid-in capital	$18,447,681,016	$26,712,246,671	$14,751,567,211	$32,780,984,003
Accumulated earnings (loss)	73,376,736	(1,154,946,469)	(1,376,684,185)	(4,916,028,913)

NET ASSETS	$18,521,057,752	$25,557,300,202	$13,374,883,026	$27,864,955,090

NET ASSET VALUE
Shares outstanding	184,000,000	312,800,000	115,800,000	296,000,000

Net asset value	$100.66	$81.70	$115.50	$94.14

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$20,853,229,951	$25,532,161,741	$13,858,070,368	$29,368,319,855
(b) Securities loaned, at value	$—	$363,543,668	$127,775,514	$—
(c) Investments, at cost — affiliated	$27,220,000	$468,836,072	$188,906,078	$204,610,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Assets and Liabilities (continued)

February 29, 2024

	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF	iShares 25+ Year Treasury STRIPS Bond ETF	iShares Short Treasury Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$7,623,308,283	$49,100,996,876	$240,727,287	$18,245,099,404
Investments, at value — affiliated(c)	147,527,500	810,710,000	20,000	1,530,557,500
Cash	3,332	28,315	838	137,530,807
Receivables:
Investments sold	265,564,626	192,177,583	2,547,040	—
Securities lending income — affiliated	299	630	—	343,179
Capital shares sold	498,251	5,948,873	9,851,792	—
Dividends — affiliated	504,655	2,513,253	618	477,154
Interest — unaffiliated	41,093,701	254,995,265	—	20,157

Total assets	8,078,500,647	50,367,370,795	253,147,575	19,914,028,201

LIABILITIES
Collateral on securities loaned, at value	477,500	—	—	1,530,557,500
Payables:
Investments purchased	326,628,980	595,252,178	11,463,057	397,533,664
Capital shares redeemed	198,798	3,040,578	—	1,302,557
Investment advisory fees	918,767	5,885,549	16,457	2,120,681

Total liabilities	328,224,045	604,178,305	11,479,514	1,931,514,402

Commitments and contingent liabilities

NET ASSETS	$7,750,276,602	$49,763,192,490	$241,668,061	$17,982,513,799

NET ASSETS CONSIST OF
Paid-in capital	$9,198,924,272	$63,025,628,539	$349,549,386	$17,960,386,340
Accumulated earnings (loss)	(1,448,647,670)	(13,262,436,049)	(107,881,325)	22,127,459

NET ASSETS	$7,750,276,602	$49,763,192,490	$241,668,061	$17,982,513,799

NET ASSET VALUE
Shares outstanding	74,600,000	529,000,000	21,400,000	162,770,000

Net asset value	$103.89	$94.07	$11.29	$110.48

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$8,148,718,740	$56,689,713,792	$281,202,043	$18,247,952,254
(b) Securities loaned, at value	$474,022	$—	$—	$1,498,320,719
(c) Investments, at cost — affiliated	$147,527,500	$810,710,000	$20,000	$1,530,557,500

See notes to financial statements.

38	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 29, 2024

	iShares 0-3 Month Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$16,315,147	$2,714,754	$1,374,508	$6,340,496
Interest — unaffiliated	715,147,440	888,304,789	352,115,557	890,283,459
Securities lending income — affiliated — net	5,345,881	228,020	48,869	624,788

Total investment income	736,808,468	891,247,563	353,538,934	897,248,743

EXPENSES
Investment advisory	16,680,345	39,939,244	19,426,281	41,879,923
Commitment costs	43,178	—	—	—
Interest expense	37,481	—	13,567	—

Total expenses	16,761,004	39,939,244	19,439,848	41,879,923

Less:
Investment advisory fees waived	(7,986,263)	—	—	—

Total expenses after fees waived	8,774,741	39,939,244	19,439,848	41,879,923

Net investment income	728,033,727	851,308,319	334,099,086	855,368,820

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(115,024)	(448,977,344)	(453,404,494)	(1,439,490,554)
In-kind redemptions — unaffiliated(a)	340,148	(19,991,024)	(64,316)	56,290,263

	225,124	(468,968,368)	(453,468,810)	(1,383,200,291)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,973,749)	667,550,333	523,381,542	731,353,030

	(1,973,749)	667,550,333	523,381,542	731,353,030

Net realized and unrealized gain (loss)	(1,748,625)	198,581,965	69,912,732	(651,847,261)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$726,285,102	$1,049,890,284	$404,011,818	$203,521,559

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Operations (continued)

Year Ended February 29, 2024

	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF	iShares 25+ Year Treasury STRIPS Bond ETF	iShares Short Treasury Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$5,024,766	$15,168,123	$7,146	$25,413,790
Interest — unaffiliated	307,916,368	1,551,905,808	5,946,345	997,878,087
Securities lending income — affiliated — net	707,610	13,948	196	15,527,559
Other income — unaffiliated	—	—	—	592

Total investment income	313,648,744	1,567,087,879	5,953,687	1,038,820,028

EXPENSES
Investment advisory	11,542,762	61,413,885	220,198	30,895,583
Commitment costs	—	—	—	43,178
Interest expense	—	—	415	—

Total expenses	11,542,762	61,413,885	220,613	30,938,761

Less:
Investment advisory fees waived	—	—	(99,639)	(464,339)

Total expenses after fees waived	11,542,762	61,413,885	120,974	30,474,422

Net investment income	302,105,982	1,505,673,994	5,832,713	1,008,345,606

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(288,061,218)	(3,545,420,140)	(18,782,735)	(789,024)
In-kind redemptions — unaffiliated(a)	153,703,269	944,843,120	(42,375,309)	2,729,379

	(134,357,949)	(2,600,577,020)	(61,158,044)	1,940,355

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(165,080,386)	(269,922,256)	41,485,165	31,585,558

	(165,080,386)	(269,922,256)	41,485,165	31,585,558

Net realized and unrealized gain (loss)	(299,438,335)	(2,870,499,276)	(19,672,879)	33,525,913

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,667,647	$(1,364,825,282)	$(13,840,166)	$1,041,871,519

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

40	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares 0-3 Month Treasury Bond ETF		iShares 1-3 Year Treasury Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/29/24	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$728,033,727	$118,037,519	$851,308,319	$437,290,500
Net realized gain (loss)	225,124	(236,704)	(468,968,368)	(497,446,789)
Net change in unrealized appreciation (depreciation)	(1,973,749)	95,321	667,550,333	(586,673,780)

Net increase (decrease) in net assets resulting from operations	726,285,102	117,896,136	1,049,890,284	(646,830,069)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(675,659,011)	(95,037,163)	(829,122,279)	(391,444,335)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	10,347,503,962	6,234,641,147	(1,003,021,375)	5,944,603,725

NET ASSETS
Total increase (decrease) in net assets	10,398,130,053	6,257,500,120	(782,253,370)	4,906,329,321
Beginning of year	8,122,927,699	1,865,427,579	26,339,553,572	21,433,224,251

End of year	$18,521,057,752	$8,122,927,699	$25,557,300,202	$26,339,553,572

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets (continued)

	iShares 3-7 Year Treasury Bond ETF		iShares 7-10 Year Treasury Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/29/24	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income.	$334,099,086	$180,461,033	$855,368,820	$448,809,727
Net realized loss	(453,468,810)	(319,962,030)	(1,383,200,291)	(1,433,884,442)
Net change in unrealized appreciation (depreciation)	523,381,542	(773,825,977)	731,353,030	(1,776,733,523)

Net increase (decrease) in net assets resulting from operations	404,011,818	(913,326,974)	203,521,559	(2,761,808,238)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(322,555,021)	(166,283,959)	(829,462,599)	(417,943,007)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,285,662,391	2,611,815,276	5,509,125,703	8,747,771,716

NET ASSETS
Total increase in net assets	1,367,119,188	1,532,204,343	4,883,184,663	5,568,020,471
Beginning of year	12,007,763,838	10,475,559,495	22,981,770,427	17,413,749,956

End of year	$13,374,883,026	$12,007,763,838	$27,864,955,090	$22,981,770,427

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares 10-20 Year Treasury Bond ETF		iShares 20+ Year Treasury Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/29/24	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$302,105,982	$141,259,383	$1,505,673,994	$645,713,129
Net realized loss	(134,357,949)	(571,737,679)	(2,600,577,020)	(1,526,727,937)
Net change in unrealized appreciation (depreciation)	(165,080,386)	(274,395,077)	(269,922,256)	(5,399,255,836)

Net increase (decrease) in net assets resulting from operations	2,667,647	(704,873,373)	(1,364,825,282)	(6,280,270,644)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(299,913,515)	(121,088,041)	(1,423,935,830)	(593,637,547)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(230,401,103)	6,778,454,594	22,187,012,620	21,125,482,673

NET ASSETS
Total increase (decrease) in net assets	(527,646,971)	5,952,493,180	19,398,251,508	14,251,574,482
Beginning of year	8,277,923,573	2,325,430,393	30,364,940,982	16,113,366,500

End of year	$7,750,276,602	$8,277,923,573	$49,763,192,490	$30,364,940,982

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets (continued)

	iShares 25+ Year Treasury STRIPS Bond ETF		iShares Short Treasury Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/29/24	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,832,713	$9,469,012	$1,008,345,606	$419,539,273
Net realized gain (loss)	(61,158,044)	(49,445,003)	1,940,355	(52,499,364)
Net change in unrealized appreciation (depreciation)	41,485,165	(89,974,592)	31,585,558	(21,146,082)

Net increase (decrease) in net assets resulting from operations	(13,840,166)	(129,950,583)	1,041,871,519	345,893,827

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,043,087)	(9,305,657)	(995,877,471)	(356,029,920)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(20,427,364)	97,038,764	(5,806,139,037)	7,973,509,976

NET ASSETS
Total increase (decrease) in net assets	(40,310,617)	(42,217,476)	(5,760,144,989)	7,963,373,883
Beginning of year	281,978,678	324,196,154	23,742,658,788	15,779,284,905

End of year	$241,668,061	$281,978,678	$17,982,513,799	$23,742,658,788

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

44	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-3 Month Treasury Bond ETF

				Period From
	Year Ended	Year Ended	Year Ended	05/26/20	(a)
	02/29/24	02/28/23	02/28/22	to 02/28/21

Net asset value, beginning of period	$100.41	$100.02	$100.01	$100.01

Net investment income(b)	5.26	2.81	0.04	0.05
Net realized and unrealized loss(c)	(0.06)	(0.57)	0.00	0.00	(d)

Net increase from investment operations	5.20	2.24	0.04	0.05

Distributions from net investment income(e)	(4.95)	(1.85)	(0.03)		(0.05)

Net asset value, end of period	$100.66	$100.41	$100.02	$100.01

Total Return(f)
Based on net asset value	5.32%	2.25%	0.04%	0.05	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.12%	0.12%	0.12%	0.12	%(i)

Total expenses after fees waived	0.06%	0.04%	0.03%	0.03	%(i)

Net investment income	5.24%	2.81%	0.04%	0.07	%(i)

Supplemental Data
Net assets, end of period (000)	$18,521,058	$8,122,928	$1,865,428	$735,108

Portfolio turnover rate(j)	584%	0%	0%		326%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$80.97	$84.55	$86.30	$85.70	$83.73

Net investment income(a)	2.60	1.38	0.20	0.62	1.73
Net realized and unrealized gain (loss)(b)	0.67	(3.77)	(1.73)	0.69	2.02

Net increase (decrease) from investment operations	3.27	(2.39)	(1.53)	1.31	3.75

Distributions(c)
From net investment income	(2.54)	(1.19)	(0.19)	(0.71)	(1.78)
From net realized gain	—	—	(0.03)	—	—

Total distributions	(2.54)	(1.19)	(0.22)	(0.71)	(1.78)

Net asset value, end of year	$81.70	$80.97	$84.55	$86.30	$85.70

Total Return(d)
Based on net asset value	4.11%	(2.84)%	(1.77)%	1.52%	4.53%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	3.20%	1.69%	0.24%	0.71%	2.05%

Supplemental Data
Net assets, end of year (000)	$25,557,300	$26,339,554	$21,433,224	$19,572,396	$17,465,741

Portfolio turnover rate(f)	55%	73%	148%	79%	56%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

46	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$114.47	$126.06	$131.00	$130.24	$121.54

Net investment income(a)	2.98	1.84	0.94	1.29	2.44
Net realized and unrealized gain (loss)(b)	0.92	(11.75)	(4.94)	0.85	8.76

Net increase (decrease) from investment operations	3.90	(9.91)	(4.00)	2.14	11.20

Distributions from net investment income(c)	(2.87)	(1.68)	(0.94)	(1.38)	(2.50)

Net asset value, end of year	$115.50	$114.47	$126.06	$131.00	$130.24

Total Return(d)
Based on net asset value	3.44%	(7.90)%	(3.07)%	1.63%	9.31%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.58%	1.57%	0.72%	0.97%	1.95%

Supplemental Data
Net assets, end of year (000)	$13,374,883	$12,007,764	$10,475,559	$11,227,126	$9,923,985

Portfolio turnover rate(f)	45%	36%	62%	49%	38%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$95.72	$111.99	$115.71	$117.31	$104.16

Net investment income(a)	2.92	2.15	1.08	1.15	2.19
Net realized and unrealized gain (loss)(b)	(1.67)	(16.44)	(3.81)	(1.53)	13.19

Net increase (decrease) from investment operations	1.25	(14.29)	(2.73)	(0.38)	15.38

Distributions from net investment income(c)	(2.83)	(1.98)	(0.99)	(1.22)	(2.23)

Net asset value, end of year	$94.14	$95.72	$111.99	$115.71	$117.31

Total Return(d)
Based on net asset value	1.32%	(12.83)%	(2.38)%	(0.37)%	14.94%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	3.06%	2.15%	0.94%	0.95%	1.98%

Supplemental Data
Net assets, end of year (000)	$27,864,955	$22,981,770	$17,413,750	$14,209,563	$21,480,308

Portfolio turnover rate(f)	48%	53%	114%	76%	57%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

48	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$109.21	$141.79	$146.54	$158.70	$132.80

Net investment income(a)	4.17	3.70	2.41	2.04	3.18
Net realized and unrealized gain (loss)(b)	(5.32)	(33.13)	(4.91)	(10.08)	26.01

Net increase (decrease) from investment operations	(1.15)	(29.43)	(2.50)	(8.04)	29.19

Distributions(c)
From net investment income	(4.17)	(3.15)	(2.25)	(2.80)	(3.29)
From net realized gain	—	—	—	(1.32)	—

Total distributions	(4.17)	(3.15)	(2.25)	(4.12)	(3.29)

Net asset value, end of year	$103.89	$109.21	$141.79	$146.54	$158.70

Total Return(d)
Based on net asset value	(1.05)%	(20.90)%	(1.74)%	(5.38)%	22.28%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	3.93%	3.23%	1.65%	1.25%	2.21%

Supplemental Data
Net assets, end of year (000)	$7,750,277	$8,277,924	$2,325,430	$1,186,936	$1,095,034

Portfolio turnover rate(f)	26%	56%	114%	214%	63%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$101.52	$139.87	$143.12	$155.13	$119.95

Net investment income(a)	3.54	2.98	2.25	2.24	3.09
Net realized and unrealized gain (loss)(b)	(7.61)	(38.60)	(3.26)	(11.95)	35.13

Net increase (decrease) from investment operations	(4.07)	(35.62)	(1.01)	(9.71)	38.22

Distributions from net investment income(c)	(3.38)	(2.73)	(2.24)	(2.30)	(3.04)

Net asset value, end of year	$94.07	$101.52	$139.87	$143.12	$155.13

Total Return(d)
Based on net asset value	(4.06)%	(25.64)%	(0.72)%	(6.43)%	32.29%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	3.68%	2.72%	1.56%	1.39%	2.27%

Supplemental Data
Net assets, end of year (000)	$49,763,192	$30,364,941	$16,113,367	$14,783,961	$21,237,057

Portfolio turnover rate(f)	23%	22%	43%	65%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

50	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 25+ Year Treasury STRIPS Bond ETF

				Period From
	Year Ended	Year Ended	Year Ended	09/22/20	(a)
	02/29/24	02/28/23	02/28/22	to 02/28/21

Net asset value, beginning of period	$13.08	$20.52	$20.61	$25.06

Net investment income(b)	0.47	0.47	0.45	0.17
Net realized and unrealized loss(c)	(1.79)	(7.44)	(0.14)		(4.50)

Net increase (decrease) from investment operations	(1.32)	(6.97)	0.31		(4.33)

Distributions from net investment income(d)	(0.47)	(0.47)	(0.40)		(0.12)

Net asset value, end of period	$11.29	$13.08	$20.52	$20.61

Total Return(e)
Based on net asset value	(10.27)%	(34.23)%	1.44%	(17.33	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.15%	0.15%	0.15%	0.15	%(h)

Total expenses after fees waived	0.08%	0.04%	0.04%	0.07	%(h)

Net investment income	3.97%	3.17%	2.10%	1.71	%(h)

Supplemental Data
Net assets, end of period (000)	$241,668	$281,979	$324,196	$28,853

Portfolio turnover rate(i)	22%	50%	40%		36%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$110.22	$110.29	$110.52	$110.68	$110.52

Net investment income (loss)(a)	5.40	2.32	(0.07)	0.40	2.28
Net realized and unrealized gain (loss)(b)	0.18	(0.50)	(0.16)	0.10	0.25

Net increase (decrease) from investment operations	5.58	1.82	(0.23)	0.50	2.53

Distributions(c)
From net investment income	(5.32)	(1.89)	—	(0.50)	(2.37)
From net realized gain	—	—	—	(0.16)	—

Total distributions	(5.32)	(1.89)	—	(0.66)	(2.37)

Net asset value, end of year	$110.48	$110.22	$110.29	$110.52	$110.68

Total Return(d)
Based on net asset value	5.19%	1.66%	(0.19)%	0.45%	2.31%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Total expenses after fees waived	0.15%	0.14%	0.15%	0.15%	0.15%

Net investment income (loss)	4.90%	2.10%	(0.06)%	0.36%	2.06%

Supplemental Data
Net assets, end of year (000)	$17,982,514	$23,742,659	$15,779,285	$16,193,171	$20,276,511

Portfolio turnover rate(f)	62%	107%	86%	115%	42%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

52	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

0-3 Month Treasury Bond	Diversified
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified
25+ Year Treasury STRIPS Bond	Diversified
Short Treasury Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (continued)

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

54	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

	Securities Loaned	Cash Collateral	Non-Cash Collateral
iShares ETF and Counterparty	at Value	Received (a)	Received, at Fair Value	(a)	Net Amount

1-3 Year Treasury Bond
Goldman Sachs & Co. LLC	$124,103,594	$(124,103,594)	$—		$—
J.P. Morgan Securities LLC	239,440,074	(239,440,074)	—		—

	$363,543,668	$(363,543,668)	$—		$—

3-7 Year Treasury Bond
Barclays Capital, Inc.	$48,700,514	$(48,700,514)	$—		$—
Citigroup Global Markets, Inc.	49,421,875	(49,421,875)	—		—
Goldman Sachs & Co. LLC	29,653,125	(29,653,125)	—		—

	$127,775,514	$(127,775,514)	$—		$—

10-20 Year Treasury Bond
BofA Securities, Inc.	$474,022	$(474,022)	$—		$—

Short Treasury Bond
J.P. Morgan Securities LLC	$1,488,326,575	$(1,488,326,575)	$—		$—
State Street Bank & Trust Co.	9,994,144	(9,994,144)	—		—

	$1,498,320,719	$(1,498,320,719)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

0-3 Month Treasury Bond	0.12%
1-3 Year Treasury Bond	0.15
3-7 Year Treasury Bond	0.15
7-10 Year Treasury Bond	0.15
10-20 Year Treasury Bond	0.15
20+ Year Treasury Bond	0.15
25+ Year Treasury STRIPS Bond	0.15
Short Treasury Bond	0.15

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

Effective June 30, 2023, for the iShares 0-3 Month Treasury Bond ETF, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after fee waiver will not exceed 0.07% through June 30, 2024. Prior to June 30, 2023, for the iShares 0-3 Month Treasury Bond ETF, BFA had contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.05% through June 30, 2023.

For the iShares 25+ Year Treasury STRIPS Bond ETF, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.10% through February 28, 2029.

For the iShares Short Treasury Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended February 29, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived

0-3 Month Treasury Bond	$7,986,263
25+ Year Treasury STRIPS Bond	73,814
Short Treasury Bond	464,339

BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). BFA had elected to implement a voluntary fee waiver in order to limit the iShares 25+ Year Treasury STRIPS Bond ETF’s total annual operating expenses after fee waivers to 0.04% and intended to keep such voluntary fee waiver for the Fund in place through February 29, 2024. The voluntary waiver was discontinued effective June 30, 2023.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 29, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

25+ Year Treasury STRIPS Bond	$25,825

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Prior to January 08, 2024 (date of conversion for iShares Short Treasury Bond ETF), ETF Services were performed by State Street Bank and Trust Company.

Prior to January 26, 2024 (date of conversion for iShares 0-3 Month Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF and iShares 25+ Year Treasury STRIPS Bond ETF), ETF Services were performed by State Street Bank and Trust Company.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for

56	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

0-3 Month Treasury Bond	$1,524,187
1-3 Year Treasury Bond	69,292
3-7 Year Treasury Bond	15,954
7-10 Year Treasury Bond	175,236
10-20 Year Treasury Bond	149,256
20+ Year Treasury Bond	5,811
25+ Year Treasury STRIPS Bond	84
Short Treasury Bond	4,495,987

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities

iShares ETF	Purchases	Sales

0-3 Month Treasury Bond	$1,983,526,660	$2,102,059,500
1-3 Year Treasury Bond	14,578,308,738	14,692,976,896
3-7 Year Treasury Bond	5,771,167,666	5,840,843,475
7-10 Year Treasury Bond	13,389,317,130	13,668,635,215
10-20 Year Treasury Bond	1,983,588,200	2,054,831,655
20+ Year Treasury Bond	9,502,629,019	9,482,110,715
25+ Year Treasury STRIPS Bond	35,937,973	42,722,058
Short Treasury Bond	1,346,293,518	5,454,308,021

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (continued)

For the year ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

0-3 Month Treasury Bond	$13,052,685,177	$3,701,839,134
1-3 Year Treasury Bond	12,308,114,782	13,308,210,649
3-7 Year Treasury Bond	7,601,613,360	6,332,132,415
7-10 Year Treasury Bond	25,227,302,692	19,756,823,322
10-20 Year Treasury Bond	3,813,438,794	4,041,121,144
20+ Year Treasury Bond	60,078,416,834	38,252,726,367
25+ Year Treasury STRIPS Bond	202,669,571	222,629,807
Short Treasury Bond	6,275,004,722	11,657,330,839

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

0-3 Month Treasury Bond	$338,730	$(338,730)
1-3 Year Treasury Bond	(20,134,596)	20,134,596
3-7 Year Treasury Bond	(64,316)	64,316
7-10 Year Treasury Bond	56,290,263	(56,290,263)
10-20 Year Treasury Bond	153,626,238	(153,626,238)
20+ Year Treasury Bond	878,402,282	(878,402,282)
25+ Year Treasury STRIPS Bond	(42,375,309)	42,375,309
Short Treasury Bond	2,649,696	(2,649,696)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/29/24	Year Ended 02/28/23

0-3 Month Treasury Bond
Ordinary income	$675,659,011	$95,037,163

1-3 Year Treasury Bond
Ordinary income	$829,122,279	$391,444,335

3-7 Year Treasury Bond
Ordinary income	$322,555,021	$166,283,959

7-10 Year Treasury Bond
Ordinary income	$829,462,599	$417,943,007

10-20 Year Treasury Bond
Ordinary income	$299,913,515	$121,088,041

20+ Year Treasury Bond
Ordinary income	$1,423,935,830	$593,637,547

25+ Year Treasury STRIPS Bond
Ordinary income	$6,043,087	$9,305,657

Short Treasury Bond
Ordinary income	$995,877,471	$356,029,920

58	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

As of February 29, 2024, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total

0-3 Month Treasury Bond	$75,524,359	$(221,144)	$(1,926,479)	$73,376,736
1-3 Year Treasury Bond	75,577,769	(987,179,677)	(243,344,561)	(1,154,946,469)
3-7 Year Treasury Bond	32,136,495	(783,635,164)	(625,185,516)	(1,376,684,185)
7-10 Year Treasury Bond	73,965,651	(3,175,828,313)	(1,814,166,251)	(4,916,028,913)
10-20 Year Treasury Bond	25,062,712	(938,207,745)	(535,502,637)	(1,448,647,670)
20+ Year Treasury Bond	157,360,699	(5,817,636,963)	(7,602,159,785)	(13,262,436,049)
25+ Year Treasury STRIPS Bond	717,203	(68,022,849)	(40,575,679)	(107,881,325)
Short Treasury Bond	73,240,781	(48,260,472)	(2,852,850)	22,127,459

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

0-3 Month Treasury Bond	$20,880,449,951	$14,510	$(1,940,989)	$(1,926,479)
1-3 Year Treasury Bond	26,003,120,971	13,880,770	(257,225,331)	(243,344,561)
3-7 Year Treasury Bond	14,048,610,036	8,945,536	(634,131,052)	(625,185,516)
7-10 Year Treasury Bond	29,659,947,659	505,586	(1,814,671,837)	(1,814,166,251)
10-20 Year Treasury Bond	8,306,338,420	6,772,962	(542,275,599)	(535,502,637)
20+ Year Treasury Bond	57,513,866,661	2,215,659	(7,604,375,444)	(7,602,159,785)
25+ Year Treasury STRIPS Bond	281,322,966	191,041	(40,766,720)	(40,575,679)
Short Treasury Bond	19,778,509,754	2,209,485	(5,062,335)	(2,852,850)

8.	LINE OF CREDIT

The iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the year ended February 29, 2024, the Funds did not borrow under the Syndicated Credit Agreement.

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (continued)

risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/29/24		Year Ended 02/28/23

iShares ETF	Shares	Amount	Shares	Amount

0-3 Month Treasury Bond
Shares sold	144,100,000	$14,464,440,829	97,000,000	$9,715,585,177
Shares redeemed	(41,000,000)	(4,116,936,867)	(34,750,000)	(3,480,944,030)

	103,100,000	$10,347,503,962	62,250,000	$6,234,641,147

1-3 Year Treasury Bond
Shares sold	152,500,000	$12,423,738,873	215,500,000	$17,733,515,400
Shares redeemed	(165,000,000)	(13,426,760,248)	(143,700,000)	(11,788,911,675)

	(12,500,000)	$(1,003,021,375)	71,800,000	$5,944,603,725

3-7 Year Treasury Bond
Shares sold	66,500,000	$7,677,570,565	63,700,000	$7,529,354,572
Shares redeemed	(55,600,000)	(6,391,908,174)	(41,900,000)	(4,917,539,296)

	10,900,000	$1,285,662,391	21,800,000	$2,611,815,276

7-10 Year Treasury Bond
Shares sold	265,100,000	$25,475,616,835	215,800,000	$21,876,128,835
Shares redeemed	(209,200,000)	(19,966,491,132)	(131,200,000)	(13,128,357,119)

	55,900,000	$5,509,125,703	84,600,000	$8,747,771,716

60	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

	Year Ended 02/29/24		Year Ended 02/28/23

iShares ETF	Shares	Amount	Shares	Amount

10-20 Year Treasury Bond
Shares sold	37,600,000	$3,896,931,646	63,100,000	$7,230,173,343
Shares redeemed	(38,800,000)	(4,127,332,749)	(3,700,000)	(451,718,749)

	(1,200,000)	$(230,401,103)	59,400,000	$6,778,454,594

20+ Year Treasury Bond
Shares sold	639,700,000	$61,064,609,023	312,100,000	$34,830,582,052
Shares redeemed	(409,800,000)	(38,877,596,403)	(128,200,000)	(13,705,099,379)

	229,900,000	$22,187,012,620	183,900,000	$21,125,482,673

25+ Year Treasury STRIPS Bond
Shares sold	18,000,000	$202,814,117	9,800,000	$150,354,787
Shares redeemed	(18,150,000)	(223,241,481)	(4,050,000)	(53,316,023)

	(150,000)	$(20,427,364)	5,750,000	$97,038,764

Short Treasury Bond
Shares sold	60,750,000	$6,693,451,949	216,740,000	$23,854,026,201
Shares redeemed	(113,400,000)	(12,499,590,986)	(144,390,000)	(15,880,516,225)

	(52,650,000)	$(5,806,139,037)	72,350,000	$7,973,509,976

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the eight funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eight of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2024, the related statements of operations for the year ended February 29, 2024, the statements of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares 0-3 Month Treasury Bond ETF

iShares 1-3 Year Treasury Bond ETF

iShares 3-7 Year Treasury Bond ETF

iShares 7-10 Year Treasury Bond ETF

iShares 10-20 Year Treasury Bond ETF

iShares 20+ Year Treasury Bond ETF

iShares 25+ Year Treasury STRIPS Bond ETF

iShares Short Treasury Bond ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 19, 2024

We have served as the auditor of one or more BlackRock investment companies since 2000.

62	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 29, 2024:

iShares ETF	Federal Obligation Interest

0-3 Month Treasury Bond	$722,687,846
1-3 Year Treasury Bond	851,080,299
3-7 Year Treasury Bond	334,047,612
7-10 Year Treasury Bond	854,745,291
10-20 Year Treasury Bond	301,398,372
20+ Year Treasury Bond	1,505,660,046
25+ Year Treasury STRIPS Bond	5,832,517
Short Treasury Bond	992,818,048

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 29, 2024:

iShares ETF	Interest Dividends

0-3 Month Treasury Bond	$722,687,846
1-3 Year Treasury Bond	851,080,299
3-7 Year Treasury Bond	334,047,612
7-10 Year Treasury Bond	854,745,291
10-20 Year Treasury Bond	301,398,372
20+ Year Treasury Bond	1,505,660,046
25+ Year Treasury STRIPS Bond	5,832,517
Short Treasury Bond	992,818,048

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 29, 2024:

iShares ETF	Interest-Related Dividends

0-3 Month Treasury Bond	$722,687,846
1-3 Year Treasury Bond	851,080,299
3-7 Year Treasury Bond	334,047,612
7-10 Year Treasury Bond	854,745,291
10-20 Year Treasury Bond	301,398,372
20+ Year Treasury Bond	1,505,660,046
25+ Year Treasury STRIPS Bond	5,832,517
Short Treasury Bond	992,818,048

I M P O R T A N T T A X I N F O R M A T I O N	63

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 0-3 Month Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares 25+ Year Treasury STRIPS Bond ETF and iShares Short Treasury Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

64	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

1-3 Year Treasury Bond	$2.542602	$—	$—	$2.542602	100%	—%	—%	100%
3-7 Year Treasury Bond	2.869150	—	—	2.869150	100	—	—	100
7-10 Year Treasury Bond	2.831655	—	—	2.831655	100	—	—	100
10-20 Year Treasury Bond	4.174723	—	—	4.174723	100	—	—	100
25+ Year Treasury STRIPS Bond	0.468465	—	—	0.468465	100	—	—	100
Short Treasury Bond	5.315941	—	—	5.315941	100	—	—	100

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares 7-10 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF (the “Funds”) to be marketed to investors in the EU and/or UK.

Report on Remuneration

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

S U P P L E M E N T A L I N F O R M A T I O N	65

Supplemental Information (unaudited) (continued)

The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.

Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m. This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.

Disclosures Under the EU Sustainable Finance Disclosure Regulation

The iShares 7-10 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).

Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

66	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 401 funds as of February 29, 2024. With the exception of Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (1957)	Trustee (since 2009).	President, of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (1956)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Cecilia H. Herbert (1949)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Member of the Wyoming State Investment Funds Committee (since 2022); Director of the Jackson Hole Center for the Arts (since 2021); Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (1959)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	67

Trustee and Officer Information (unaudited) (continued)

Independent Trustees (continued)

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Martinez (1961)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (1964)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years

Dominik Rohé (1973)	President (since 2023).	Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-2023).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Aaron Wasserman (1974)	Chief Compliance Officer (iShares, Inc. and iShares Trust, since 2023; iShares U.S. ETF Trust, since 2023).	Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director, of BlackRock, Inc. (since 2023); Director, of BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (1982)	Executive Vice President (since 2022).	Managing Director, of BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering of BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020-2021); Head of Developed Markets Portfolio Engineering of BlackRock, Inc. (2016-2019).

Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).

James Mauro (1970)	Executive Vice President (since 2022).	Managing Director, of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).

Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.

Effective February 1, 2024, Salim Ramji resigned as Trustee of the Trust.

Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as Trustee of the Trust.

Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.

Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.

Effective April 8, 2024, Laura Fergerson was appointed as Trustee of the Trust.

Effective April 8, 2024, James Lam was appointed as Trustee of the Trust.

68	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	69

Glossary of Terms Used in this Report

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest & Principal of Securities

70	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-201-0224

FEBRUARY 29, 2024

2024 Annual Report

iShares Trust

•	iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca

•	iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

U.S. investment-grade bonds produced a gain of 3.33% during the 12 months ended February 29, 2024 (the “reporting period”), as measured by the Bloomberg U.S. Aggregate Bond Index. Income made a sizable contribution to performance, and strength in credit-oriented market segments provided an additional boost to returns.

The 12-month gain for the index belies the challenging environment for the bond market through the first eight months of the period. During this time, yields drifted steadily higher (as prices fell) in response to better-than-expected economic growth and continued interest rate increases by the U.S. Federal Reserve (Fed). The Fed raised rates by a quarter-point at its meetings in March, May, and July 2023, moving its benchmark fed funds rate to a range of 5.25% - 5.50%. Although the Fed’s aggressive actions contributed to a decline in inflation, U.S. economic growth remained robust behind persistent strength in the labor market. This trend gave rise to expectations that the central bank would need to keep rates “higher for longer,” fueling a sharp sell-off in the bond market in the span from August through October 2023.

The investment backdrop improved considerably in the final two months of 2023, touching off a rally that helped the fixed-income market quickly recover its earlier losses. The headline Consumer Price Index fell to its lowest levels since early 2021 in the November report, surprising the markets and causing the consensus to shift toward the view that the Fed was in fact finished raising rates. In December, Fed Chairman Jerome Powell provided another positive surprise with his suggestion that rate cuts could begin as early as the first half of 2024. Bond prices moved surged in response, with the credit sectors leading the way amid a pronounced improvement in investor sentiment. While yields crept higher in January and February, the Bloomberg U.S. Aggregate Bond Index finished in positive territory on the strength of its earlier advance.

These trends were reflected in the U.S. Treasury market, where the yield on the two-year note entered the annual period at 4.81%, reached a high of 5.19% in mid-October, and subsequently finished February 2024 at 4.64%. The 10-year issue followed a similar path, climbing from 3.92% at the start of the period to a high of 4.98% before sliding to 4.25% on February 29, 2024. One result of these moves was that the yield curve’s inversion—i.e., the extent to which short-term rates exceeded those of longer-term issues—gradually moderated from the unusually high level reached in early 2023. Short-term Treasuries were the strongest performers on a total return basis, followed by intermediate-term issues. However, longer-dated government bonds (those with maturities of 10 years and above) posted a loss.

Investment-grade corporate bonds were the best performing segment of the index during the 12-month period. The asset class was helped by a larger contribution from yield, together with a decline in yield spreads relative to U.S. Treasuries. Securitized assets—a category that encompasses mortgage-backed securities (MBS), asset backed securities (ABS) and commercial mortgage-backed securities (CMBS)—underperformed the index. While ABS and CMBS both held up well, agency MBS failed to keep pace with the broader fixed-income market due to the combination of the Fed’s ongoing balance sheet reduction and lower buying demand from banks.

4	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® Core 5-10 Year USD Bond ETF

Investment Objective

The iShares Core 5-10 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining effective maturities between five and ten years, as represented by the Bloomberg U.S. Universal 5-10 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	3.69%	0.43%	0.76%	3.69%	2.17%	5.72%
Fund Market	3.61	0.38	0.76	3.61	1.89	5.70
Index	3.68	0.54	0.83	3.68	2.73	6.21

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was November 1, 2016. The first day of secondary market trading was November 3, 2016.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,025.40	$ 0.25		$ 1,000.00	$ 1,024.60	$ 0.25		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024 (continued)	iShares® Core 5-10 Year USD Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	73.0%

Aa	1.2

A	8.4

Baa	9.9

Ba	2.7

B	2.3

Caa	0.7

Ca	0.1

Not Rated	1.7

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)

U.S. Government & Agency Obligations	72.3%

Corporate Bonds & Notes	22.9

Foreign Government Obligations	4.3

Collaterized Mortgage Obligations	0.9

Municipal Debt Obligations	0.1

TBA Sales Commitments	(0.5)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® Core 10+ Year USD Bond ETF

Investment Objective

The iShares Core 10+ Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield with remaining maturities greater than ten years, as represented by the Bloomberg U.S. Universal 10+ Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.42%	0.27%	2.43%	2.42%	1.38%	27.13%
Fund Market	2.62	0.26	2.44	2.62	1.31	27.23
Index	2.51	0.30	2.51	2.51	1.53	28.19

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Bloomberg U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg U.S. Universal 10+ Year Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,026.00	$ 0.30		$ 1,000.00	$ 1,024.60	$ 0.30		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 29, 2024 (continued)	iShares® Core 10+ Year USD Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	44.2%

Aa	6.2

A	21.9

Baa	22.5

Ba	2.1

B	1.0

Caa	0.3

Ca	0.7

Not Rated	1.1

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)

Corporate Bonds & Notes	48.4%

U.S. Government & Agency Obligations	42.0

Foreign Government Obligations	7.4

Municipal Debt Obligations	2.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.8%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51 (Call 07/15/28)(a)	$200	$190,588
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	50	46,525
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 11/10/29)	340	298,351
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 06/15/29)	110	100,493
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 10/15/31)	500	416,711
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	125	117,473
Wells Fargo Commercial Mortgage Trust 4.01%, 03/15/51 (Call 03/15/28)(a)	250	237,736
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	30	25,618

		1,433,495

Total Collaterized Mortgage Obligations — 0.8% (Cost: $1,574,167)		1,433,495

Corporate Bonds & Notes

Advertising — 0.0%
Clear Channel Outdoor Holdings Inc., 7.50%, 06/01/29 (Call 06/01/24)(b)(c)	13	10,815
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	10	8,329
5.38%, 06/15/33 (Call 03/15/33)	4	3,958
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	5	4,322
4.00%, 02/15/30 (Call 02/15/25)	13	11,676
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	10	8,552
2.60%, 08/01/31 (Call 05/01/31)	20	16,788
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 03/15/30 (Call 03/15/25)(b)	10	8,914
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)	13	11,604

		84,958

Aerospace & Defense — 0.3%
Boeing Co. (The)
3.63%, 02/01/31 (Call 11/01/30)	45	40,285
5.15%, 05/01/30 (Call 02/01/30)	55	54,072
Bombardier Inc., 8.75%, 11/15/30 (Call 11/15/26)(b)	10	10,479
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	30	27,993
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	15	13,294
5.40%, 07/31/33 (Call 04/30/33)	50	50,031
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	10	8,361
3.90%, 06/15/32 (Call 03/15/32)	5	4,635
Northrop Grumman Corp., 4.70%, 03/15/33 (Call 12/15/32)	35	33,759

Security	Par (000)	Value

Aerospace & Defense (continued)
RTX Corp.
2.38%, 03/15/32 (Call 12/15/31)	$15	$12,157
5.15%, 02/27/33 (Call 11/27/32)	30	29,693
6.00%, 03/15/31 (Call 01/15/31)	25	26,042
6.10%, 03/15/34 (Call 12/15/33)	20	21,147
Spirit AeroSystems Inc.
9.38%, 11/30/29 (Call 11/30/25)(b)	15	16,223
9.75%, 11/15/30 (Call 11/15/26)(b)	15	16,071
TransDigm Inc.
4.88%, 05/01/29 (Call 05/01/24)(c)	10	9,175
6.63%, 03/01/32 (Call 03/01/27)(b)	30	30,185
6.88%, 12/15/30 (Call 08/18/26)(b)	20	20,264
7.13%, 12/01/31 (Call 12/01/26)(b)	15	15,398

		439,264

Agriculture — 0.3%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	25	20,012
3.40%, 05/06/30 (Call 02/06/30)	40	36,000
Archer-Daniels-Midland Co., 3.25%, 03/27/30 (Call 12/27/29)	25	22,618
BAT Capital Corp.
3.46%, 09/06/29 (Call 06/06/29)	20	18,096
4.74%, 03/16/32 (Call 12/16/31)	25	23,513
4.91%, 04/02/30 (Call 01/02/30)	20	19,428
6.34%, 08/02/30 (Call 06/02/30)	35	36,123
7.75%, 10/19/32 (Call 07/19/32)	20	22,301
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	5	4,254
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(b)	25	20,086
2.13%, 11/10/31 (Call 08/10/31)(b)	5	4,062
3.25%, 05/23/29 (Call 02/23/29)(b)	15	13,979
4.00%, 06/22/32 (Call 03/22/32)(b)	25	23,006
5.13%, 10/11/32 (Call 07/11/32)(b)	5	4,973
Darling Ingredients Inc., 6.00%, 06/15/30 (Call 06/15/25)(b)	10	9,853
Philip Morris International Inc.
2.10%, 05/01/30 (Call 02/01/30)	5	4,213
3.38%, 08/15/29 (Call 05/15/29)	30	27,542
5.13%, 02/15/30 (Call 12/15/29)	30	29,854
5.25%, 02/13/34 (Call 11/13/33)	50	48,852
5.38%, 02/15/33 (Call 11/15/32)	30	29,880
5.63%, 11/17/29 (Call 09/17/29)	15	15,360
5.75%, 11/17/32 (Call 08/17/32)	60	61,155
Vector Group Ltd., 5.75%, 02/01/29 (Call 04/01/24)(b)	12	11,021

		506,181

Airlines — 0.1%
American Airlines Inc., 8.50%, 05/15/29 (Call 11/15/25)(b)	15	15,766
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	39	38,139
American Airlines Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	21	19,213
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)(c)	5	4,565
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/28)(b)	30	27,667

10	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
VistaJet Malta Finance PLC/Vista Management Holding Inc., 6.38%, 02/01/30
(Call 02/01/25)(b)(c)	$13	$9,491

		114,841

Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	8	6,846
4.25%, 03/15/29 (Call 04/01/24)(b)	3	2,706
Hanesbrands Inc., 9.00%, 02/15/31
(Call 02/15/26)(b)(c)	10	10,025
Kontoor Brands Inc., 4.13%, 11/15/29
(Call 11/15/24)(b)	5	4,501
Levi Strauss & Co., 3.50%, 03/01/31
(Call 03/01/26)(b)	5	4,334
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	15	12,160
7.85%, 11/27/33 (Call 08/27/33)	25	27,049
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	25	20,622
Wolverine World Wide Inc., 4.00%, 08/15/29
(Call 08/15/24)(b)	10	8,015

		96,258

Auto Manufacturers — 0.4%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	17	14,707
5.88%, 06/01/29 (Call 06/01/24)(b)	4	3,945
BMW U.S. Capital LLC
2.55%, 04/01/31 (Call 01/01/31)(b)	20	17,090
3.70%, 04/01/32 (Call 01/01/32)(b)	10	9,075
4.15%, 04/09/30 (Call 01/09/30)(b)	25	24,007
5.15%, 08/11/33 (Call 05/11/33)(b)(c)	10	9,993
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	43	35,298
6.10%, 08/19/32 (Call 05/19/32)	25	24,931
7.45%, 07/16/31	25	26,928
9.63%, 04/22/30 (Call 01/22/30)	3	3,507
Ford Motor Credit Co. LLC
3.63%, 06/17/31 (Call 03/17/31)	33	28,126
4.00%, 11/13/30 (Call 08/13/30)	10	8,840
5.11%, 05/03/29 (Call 02/03/29)	10	9,638
7.20%, 06/10/30 (Call 04/10/30)	25	26,370
7.35%, 03/06/30 (Call 01/06/30)	20	21,178
General Motors Co.
5.40%, 10/15/29 (Call 08/15/29)	15	14,951
5.60%, 10/15/32 (Call 07/15/32)	25	24,928
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	10	8,149
2.70%, 06/10/31 (Call 03/10/31)	9	7,405
3.10%, 01/12/32 (Call 10/12/31)	35	29,232
3.60%, 06/21/30 (Call 03/21/30)	20	17,936
6.40%, 01/09/33 (Call 10/09/32)	34	35,307
Honda Motor Co. Ltd., 2.97%, 03/10/32
(Call 12/10/31)	25	21,951
Hyundai Capital America, 6.38%, 04/08/30
(Call 01/08/30)(b)	40	42,063
Jaguar Land Rover Automotive PLC, 5.50%,
07/15/29 (Call 07/15/24)(b)	3	2,883
JB Poindexter & Co. Inc., 8.75%, 12/15/31
(Call 12/15/26)(b)	10	10,250
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	20	24,268

Security	Par (000)	Value

Auto Manufacturers (continued)
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(Call 06/17/30)(b)	$10	$9,210
Toyota Motor Corp., 2.76%, 07/02/29(c)	14	12,894
Toyota Motor Credit Corp.
1.65%, 01/10/31	20	16,228
3.38%, 04/01/30	45	41,361
4.45%, 06/29/29	30	29,457
4.55%, 05/17/30	20	19,582
4.70%, 01/12/33	10	9,861

		641,549

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 8.25%, 04/15/31
(Call 04/15/26)(b)	5	5,266
American Axle & Manufacturing Inc., 5.00%,
10/01/29 (Call 10/01/24)(c)	7	6,067
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32
(Call 12/01/31)	5	4,311
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	5	4,316
4.50%, 02/15/32 (Call 02/15/27)	5	4,195
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29
(Call 10/15/24)(b)	8	7,188
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 (Call 04/15/29)(c)	9	8,286
5.25%, 04/30/31 (Call 01/30/31)	5	4,521
5.25%, 07/15/31 (Call 04/15/31)(c)	9	8,120
5.63%, 04/30/33 (Call 01/30/33)	5	4,471
Lear Corp., 2.60%, 01/15/32 (Call 10/15/31)	25	20,352
Magna International Inc., 2.45%, 06/15/30
(Call 03/15/30)	5	4,301
ZF North America Capital Inc., 7.13%, 04/14/30
(Call 02/14/30)(b)	10	10,397

		91,791

Banks — 4.3%
Banco Santander SA, 2.75%, 12/03/30	100	81,437
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(a)	55	44,620
1.92%, 10/24/31 (Call 10/24/30),
(1-day SOFR + 1.370%)(a)	25	20,174
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(a)	60	48,539
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(a)	50	39,491
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(a)	80	68,202
2.57%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.210%)(a)	55	45,130
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(a)	40	34,097
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(a)	50	41,849
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(a)	10	8,812
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(a)	70	58,787
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(a)	40	35,989
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(a)	65	61,174

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(a)	$80	$77,935
5.29%, 04/25/34 (Call 04/25/33),
(1-day SOFR + 1.910%)(a)	50	49,279
5.47%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.650%)(a)	50	49,867
5.87%, 09/15/34 (Call 09/15/33),
(1-day SOFR + 1.840%)(a)	50	51,275
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(a)	45	37,642
Bank of Montreal, 3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(a)	25	20,247
Bank of New York Mellon Corp. (The)
1.80%, 07/28/31 (Call 04/28/31)	15	12,096
3.30%, 08/23/29 (Call 05/23/29)	45	41,285
3.85%, 04/26/29 (Call 02/26/29)	10	9,573
4.60%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 1.755%)(a)	5	4,883
4.71%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.511%)(a)	25	23,915
4.97%, 04/26/34 (Call 04/26/33),
(1-day SOFR + 1.606%)(a)	20	19,488
6.47%, 10/25/34 (Call 10/25/33),
(1-day SOFR + 1.845%)(a)	50	54,092
Bank of Nova Scotia (The)
2.15%, 08/01/31	5	4,086
2.45%, 02/02/32	15	12,305
4.85%, 02/01/30	30	29,592
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	5	4,566
Barclays PLC, 6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(a)	200	202,461
BNP Paribas SA
2.59%, 08/12/35 (Call 08/12/30),
(5-year CMT + 2.050%)(a)(b)	5	3,997
2.87%, 04/19/32 (Call 04/19/31),
(1-day SOFR + 1.387%)(a)(b)	200	167,296
Canadian Imperial Bank of Commerce, 3.60%,
04/07/32 (Call 03/07/32)	36	32,138
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(a)	55	44,637
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(a)	35	28,811
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(a)	40	33,834
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(a)	65	55,732
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(a)	30	26,465
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(a)	60	50,411
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(a)	45	39,872
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(a)	50	46,881
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(a)	55	51,967
5.83%, 02/13/35 (Call 02/13/34),
(1-day SOFR + 2.056%)(a)	25	24,455
6.17%, 05/25/34 (Call 05/25/33),
(1-day SOFR + 2.661%)(a)	45	45,309

Security	Par (000)	Value

Banks (continued)
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(a)	$25	$26,239
6.63%, 06/15/32	25	26,625
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	25	20,723
3.25%, 04/30/30 (Call 01/30/30)	25	21,628
Commonwealth Bank of Australia, 1.88%, 09/15/31(b)	10	8,038
Deutsche Bank AG/New York
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(a)	150	129,938
3.73%, 01/14/32 (Call 10/14/30),
(1-day SOFR + 2.757%)(a)	10	8,204
3.74%, 01/07/33 (Call 10/07/31),
(1-day SOFR + 2.257%)(a)	10	8,050
5.88%, 07/08/31 (Call 04/08/30),
(1-day SOFR + 5.438%)(a)	5	4,759
Dresdner Funding Trust I, 8.15%, 06/30/31
(Call 06/30/29)(b)	15	16,497
Fifth Third Bancorp., 4.77%, 07/28/30
(Call 07/28/29), (1-day SOFR + 2.127%)(a)	10	9,535
Freedom Mortgage Corp., 12.25%, 10/01/30
(Call 10/01/26)(b)	5	5,497
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(a)	20	16,035
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(a)	40	32,549
2.60%, 02/07/30 (Call 11/07/29)	40	34,703
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(a)	50	41,557
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(a)	55	45,357
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(a)	80	67,798
3.80%, 03/15/30 (Call 12/15/29)	40	37,192
6.13%, 02/15/33	10	10,724
6.56%, 10/24/34 (Call 10/24/33),
(1-day SOFR + 1.950%)(a)	100	108,035
HSBC Holdings PLC
4.76%, 03/29/33 (Call 03/29/32),
(1-day SOFR + 2.530%)(a)	200	183,486
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(a)	200	207,544
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(a)	20	15,095
2.55%, 02/04/30 (Call 11/04/29)	30	25,250
ING Groep NV, 2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(a)	200	168,239
Intesa Sanpaolo SpA, 4.20%, 06/01/32
(Call 06/01/31), (1-year CMT + 2.600%)(a)(b)	10	8,198
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(a)	35	28,182
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(a)	50	42,713
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(a)	60	49,421
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(a)	15	12,541

12	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(a)	$40	$35,091
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(a)	70	60,771
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(a)	45	37,997
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(a)	40	37,233
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(a)	35	33,606
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(a)	15	14,529
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(a)	55	52,225
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(a)	55	53,360
5.34%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.620%)(a)	50	49,747
5.35%, 06/01/34 (Call 06/01/33),
(1-day SOFR + 1.845%)(a)	85	84,559
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(a)	50	50,616
6.25%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 1.810%)(a)	65	68,997
KeyCorp
2.55%, 10/01/29	55	46,019
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(a)	5	4,516
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32
(Call 02/17/32)(b)	15	14,313
Kreditanstalt fuer Wiederaufbau
1.75%, 09/14/29	25	21,819
4.13%, 07/15/33	110	107,520
Landwirtschaftliche Rentenbank, 0.88%, 09/03/30	65	52,029
M&T Bank Corp., 5.05%, 01/27/34 (Call 01/27/33),
(1-day SOFR + 1.850%)(a)	15	13,787
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31),
(1-day SOFR + 1.440%)(a)(b)	25	20,559
2.87%, 01/14/33 (Call 01/14/32),
(3-mo. SOFR + 1.532%)(a)(b)	8	6,569
4.44%, 06/21/33 (Call 06/21/32),
(1-day SOFR + 2.405%)(a)(b)	33	30,324
5.49%, 11/09/33 (Call 11/09/32),
(1-day SOFR + 2.865%)(a)(b)	25	24,812
5.89%, 06/15/34 (Call 06/15/33),
(1-day SOFR + 2.380%)(a)(b)	60	60,577
Mitsubishi UFJ Financial Group Inc., 5.48%,
02/22/31 (Call 02/22/30),
(1-year CMT + 1.530%)(a)	200	201,923
Mizuho Financial Group Inc.
2.56%, 09/13/31	45	36,465
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(a)	70	71,040
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(a)	20	15,836
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(a)	50	39,690
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(a)	50	40,311

Security	Par (000)	Value

Banks (continued)
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(a)	$40	$31,434
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(a)	65	53,236
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(a)	20	17,313
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(a)	60	50,333
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(a)	30	27,242
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(a)	25	23,991
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(a)	40	39,262
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(a)	50	49,757
5.94%, 02/07/39 (Call 02/07/34),
(5-year CMT + 1.800%)(a)	25	24,625
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(a)	90	89,733
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(a)	20	21,198
7.25%, 04/01/32	30	34,187
National Australia Bank Ltd., 2.33%, 08/21/30(b)	20	16,348
NatWest Group PLC, 6.02%, 03/02/34
(Call 03/02/33), (1-year CMT + 2.100%)(a)	100	101,957
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	40	33,713
3.15%, 05/03/29 (Call 02/03/29)	10	9,255
6.13%, 11/02/32 (Call 08/02/32)	15	15,755
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(a)	15	12,209
3.45%, 04/23/29 (Call 01/23/29)	40	36,935
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(a)	7	6,485
5.68%, 01/22/35 (Call 01/22/34),
(1-day SOFR + 1.902%)(a)	50	50,117
5.94%, 08/18/34 (Call 08/18/33),
(1-day SOFR + 1.946%)(a)	25	25,455
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(a)	35	35,930
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(a)	25	27,099
Royal Bank of Canada
2.30%, 11/03/31	20	16,380
5.00%, 02/01/33	25	24,573
5.00%, 05/02/33(c)	20	19,693
Societe Generale SA, 3.00%, 01/22/30(b)	20	17,268
Standard Chartered PLC, 4.64%, 04/01/31
(Call 04/01/30), (1-year CMT + 3.850%)(a)(b)	100	94,662
State Street Corp.
2.20%, 03/03/31	20	16,534
2.40%, 01/24/30	10	8,740
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(a)	25	20,751
3.03%, 11/01/34 (Call 11/01/29),
(1-day SOFR + 1.490%)(a)	20	17,642
4.16%, 08/04/33 (Call 08/04/32),
(1-day SOFR + 1.726%)(a)	20	18,469

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.42%, 05/13/33 (Call 05/13/32),
(1-day SOFR + 1.605%)(a)	$5	$4,715
5.16%, 05/18/34 (Call 05/18/33),
(1-day SOFR + 1.890%)(a)	15	14,806
Sumitomo Mitsui Financial Group Inc., 5.85%,
07/13/30	200	205,934
Toronto-Dominion Bank (The)
2.00%, 09/10/31	30	24,413
2.45%, 01/12/32	20	16,533
3.20%, 03/10/32	20	17,447
4.46%, 06/08/32	30	28,595
Truist Financial Corp.
1.95%, 06/05/30 (Call 03/05/30)	15	12,252
3.88%, 03/19/29 (Call 02/16/29)	15	13,814
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(a)	25	22,973
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(a)	25	23,707
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(a)	25	24,997
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(a)	25	25,415
U.S. Bancorp.
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(a)	25	19,324
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(a)	25	20,405
3.00%, 07/30/29 (Call 04/30/29)	25	22,139
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(a)	20	18,824
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(a)	25	23,394
5.68%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.860%)(a)	50	49,888
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(a)	30	30,293
UBS Group AG, 4.99%, 08/05/33 (Call 08/05/32),
(1-year CMT + 2.400%)(a)(b)	200	190,557
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30),
(5-year CMT + 4.750%)(a)(b)	20	18,478
7.30%, 04/02/34 (Call 04/02/29),
(5-year USD ICE Swap + 4.914%)(a)(b)	15	15,306
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)	25	22,713
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30),
(3-mo. SOFR + 1.262%)(a)	40	34,120
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(a)	40	35,050
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(a)	70	60,061
4.48%, 04/04/31 (Call 04/04/30),
(3-mo. SOFR + 4.032%)(a)	15	14,276
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(a)	75	71,752
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(a)	65	63,944
5.50%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.780%)(a)	50	49,686

Security	Par (000)	Value

Banks (continued)
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(a)	$75	$74,714
6.49%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 2.060%)(a)	25	26,589
Westpac Banking Corp.
2.15%, 06/03/31	25	20,712
2.65%, 01/16/30	10	8,863
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(a)	25	20,370
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(a)	30	24,422
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(a)	26	23,750
5.41%, 08/10/33 (Call 08/10/32),
(1-year CMT + 2.680%)(a)	10	9,788
Wintrust Financial Corp., 4.85%, 06/06/29	15	13,530

		7,258,715

Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc., 3.50%,
06/01/30 (Call 03/01/30)	35	32,344
Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29
(Call 04/27/26)(d)	60	56,300
Coca-Cola Co. (The)
1.38%, 03/15/31	5	4,003
2.13%, 09/06/29	25	21,996
2.25%, 01/05/32	45	37,890
3.45%, 03/25/30	20	18,656
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	10	8,780
3.15%, 08/01/29 (Call 05/01/29)	30	27,217
4.90%, 05/01/33 (Call 02/01/33)	25	24,269
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	15	13,527
3.95%, 04/15/29 (Call 02/15/29)	60	57,119
4.05%, 04/15/32 (Call 01/15/32)	10	9,275
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	15	12,469
1.95%, 10/21/31 (Call 07/21/31)	30	24,557
2.75%, 03/19/30 (Call 12/19/29)	25	22,302
4.45%, 02/15/33 (Call 11/15/32)	10	9,888
7.00%, 03/01/29	15	16,533
Pepsico Singapore Financing I Pte Ltd., 4.70%,
02/16/34 (Call 11/16/33)	50	49,169
Primo Water Holdings Inc., 4.38%, 04/30/29
(Call 04/30/24)(b)	6	5,447
Triton Water Holdings Inc., 6.25%, 04/01/29
(Call 04/01/24)(b)(c)	11	9,643

		461,384

Biotechnology — 0.2%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	50	40,087
2.45%, 02/21/30 (Call 11/21/29)	25	21,733
3.35%, 02/22/32 (Call 11/22/31)	25	22,108
5.25%, 03/02/30 (Call 01/02/30)	50	50,374
5.25%, 03/02/33 (Call 12/02/32)	55	54,836
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	35	29,288
Bio-Rad Laboratories Inc., 3.70%, 03/15/32
(Call 12/15/31)	30	26,721

14	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
CSL Finance PLC, 4.25%, 04/27/32
(Call 01/27/32)(b)	$20	$18,884
Gilead Sciences Inc., 1.65%, 10/01/30
(Call 07/01/30)	30	24,473
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	40	32,292
Royalty Pharma PLC
2.15%, 09/02/31 (Call 06/02/31)(c)	25	19,964
2.20%, 09/02/30 (Call 06/02/30)	10	8,231

		348,991

Building Materials — 0.2%
ACProducts Holdings Inc., 6.38%, 05/15/29
(Call 05/15/24)(b)(c)	5	3,826
Boise Cascade Co., 4.88%, 07/01/30
(Call 07/01/25)(b)	8	7,414
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	15	13,209
5.00%, 03/01/30 (Call 03/01/25)(b)	10	9,438
6.38%, 06/15/32 (Call 06/15/27)(b)	10	10,011
6.38%, 03/01/34 (Call 03/01/29)(b)	20	19,953
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	5	4,262
2.72%, 02/15/30 (Call 11/15/29)	20	17,503
Eagle Materials Inc., 2.50%, 07/01/31
(Call 04/01/31)	10	8,300
EMRLD Borrower LP/Emerald Co-Issuer Inc.,
6.63%, 12/15/30 (Call 06/15/26)(b)	30	30,097
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)	25	22,586
5.88%, 06/01/33 (Call 03/01/33)	11	11,173
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA, 2.00%, 09/16/31
(Call 06/16/31)	40	32,129
Knife River Corp., 7.75%, 05/01/31
(Call 05/01/26)(b)	5	5,180
Louisiana-Pacific Corp., 3.63%, 03/15/29
(Call 04/01/24)(b)	3	2,700
Martin Marietta Materials Inc., 2.40%, 07/15/31
(Call 04/15/31)	10	8,308
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	25	20,341
2.00%, 02/15/31 (Call 11/15/30)	25	20,301
Masonite International Corp., 3.50%, 02/15/30
(Call 08/15/29)(b)	5	4,417
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
02/01/30 (Call 02/01/25)(b)(c)	5	4,581
Mohawk Industries Inc., 3.63%, 05/15/30
(Call 02/15/30)(c)	10	9,099
Oscar AcquisitionCo. LLC/Oscar Finance Inc.,
9.50%, 04/15/30 (Call 04/15/25)(b)(c)	7	6,825
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	25	23,583
PGT Innovations Inc., 4.38%, 10/01/29
(Call 10/01/24)(b)	7	7,054
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31
(Call 11/15/26)(b)	15	15,869
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	13	10,766
4.38%, 07/15/30 (Call 07/15/25)(b)	22	19,625
Summit Materials LLC/Summit Materials Finance
Corp., 7.25%, 01/15/31 (Call 01/15/27)(b)	10	10,365

Security	Par (000)	Value

Building Materials (continued)
Trane Technologies Financing Ltd., 3.80%, 03/21/29
(Call 12/21/28)	$30	$28,359

		387,274

Chemicals — 0.5%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	30	25,508
4.80%, 03/03/33 (Call 12/03/32)	10	9,865
Ashland Inc., 3.38%, 09/01/31 (Call 06/01/31)(b)(c)	10	8,385
ASP Unifrax Holdings Inc, 7.50%, 09/30/29
(Call 09/30/24)(b)	3	1,642
Avient Corp., 7.13%, 08/01/30 (Call 08/01/25)(b)	10	10,226
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31 (Call 11/15/26)(b)	10	10,404
Braskem Netherlands Finance BV, 7.25%, 02/13/33
(Call 11/13/32)(d)	200	181,818
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	5	4,665
Celanese U.S. Holdings LLC
6.38%, 07/15/32 (Call 04/15/32)	30	30,802
6.55%, 11/15/30 (Call 09/15/30)	25	25,944
Chemours Co. (The), 4.63%, 11/15/29
(Call 11/15/24)(b)	10	8,224
CNAC HK Finbridge Co. Ltd., 3.00%, 09/22/30(d)	200	173,544
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(c)	20	16,691
6.30%, 03/15/33 (Call 12/15/32)(c)	40	42,837
Eastman Chemical Co., 5.75%, 03/08/33
(Call 12/08/32)	10	10,083
Ecolab Inc., 2.13%, 02/01/32 (Call 11/01/31)	25	20,478
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	10	8,241
4.50%, 05/01/29 (Call 02/01/29)	20	19,001
International Flavors & Fragrances Inc., 2.30%,
11/01/30 (Call 08/01/30)(b)	25	20,486
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(Call 10/15/24)(b)	5	4,348
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	10	9,510
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%,
01/27/30 (Call 01/27/25)(b)	5	4,573
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	10	9,606
Olin Corp.
5.00%, 02/01/30 (Call 04/01/24)	7	6,566
5.63%, 08/01/29 (Call 08/01/24)	10	9,797
Olympus Water U.S. Holding Corp., 6.25%,
10/01/29 (Call 10/01/24)(b)	7	6,254
PPG Industries Inc., 2.80%, 08/15/29
(Call 05/15/29)	20	17,927
Rain Carbon Inc., 12.25%, 09/01/29
(Call 03/01/26)(b)	5	5,002
RPM International Inc., 2.95%, 01/15/32
(Call 10/15/31)	20	16,876
SCIH Salt Holdings Inc., 6.63%, 05/01/29
(Call 05/01/24)(b)(c)	10	9,057
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	20	16,183
2.95%, 08/15/29 (Call 05/15/29)	20	17,986
SK Invictus Intermediate II Sarl, 5.00%, 10/30/29
(Call 10/30/24)(b)(c)	10	8,524
SNF Group SACA, 3.38%, 03/15/30
(Call 03/15/25)(b)	5	4,312
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc., 5.13%, 04/01/29 (Call 04/02/24)(b)	5	1,908

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Tronox Inc., 4.63%, 03/15/29 (Call 04/01/24)(b)(c)	$13	$11,512
Vibrantz Technologies Inc., 9.00%, 02/15/30
(Call 02/15/25)(b)	11	10,124
WR Grace Holdings LLC
5.63%, 08/15/29 (Call 08/15/24)(b)	14	12,283
7.38%, 03/01/31 (Call 03/01/26)(b)(c)	5	5,072

		816,264

Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29
(Call 06/30/24)(b)	5	4,490
Teck Resources Ltd., 3.90%, 07/15/30
(Call 04/15/30)	10	9,119

		13,609

Commercial Services — 0.5%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)	12	10,882
4.88%, 07/15/32(b)	10	9,063
Allied Universal Holdco LLC, 7.88%, 02/15/31
(Call 02/15/27)(b)	15	14,909
Allied Universal Holdco LLC/Allied Universal
Finance Corp., 6.00%, 06/01/29
(Call 06/01/24)(b)	12	9,940
AMN Healthcare Inc., 4.00%, 04/15/29
(Call 04/15/24)(b)	5	4,390
APi Group DE Inc., 4.13%, 07/15/29
(Call 07/15/24)(b)(c)	5	4,502
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	11	10,454
Avis Budget Car Rental LLC/Avis Budget
Finance Inc.
5.38%, 03/01/29 (Call 04/01/24)(b)	7	6,374
8.00%, 02/15/31 (Call 11/15/26)(b)	5	4,831
Block Financial LLC, 3.88%, 08/15/30
(Call 05/15/30)	25	22,539
Block Inc., 3.50%, 06/01/31 (Call 03/01/31)	13	11,095
Carriage Services Inc., 4.25%, 05/15/29
(Call 05/15/24)(b)	8	6,957
CoStar Group Inc., 2.80%, 07/15/30
(Call 04/15/30)(b)	5	4,227
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	5	4,365
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	25	20,414
ERAC USA Finance LLC, 4.90%, 05/01/33
(Call 02/01/33)(b)	25	24,362
Garda World Security Corp., 6.00%, 06/01/29
(Call 06/01/24)(b)	5	4,375
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	5	4,483
3.75%, 10/01/30 (Call 10/01/25)(b)	16	14,166
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	20	17,228
2.90%, 11/15/31 (Call 08/15/31)	10	8,344
3.20%, 08/15/29 (Call 05/15/29)	25	22,282
5.40%, 08/15/32 (Call 05/15/32)	10	9,866
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31
(Call 01/15/27)(b)	30	31,285
GXO Logistics Inc., 2.65%, 07/15/31
(Call 04/15/31)	25	20,306
Hertz Corp. (The), 5.00%, 12/01/29
(Call 12/01/24)(b)(c)	13	9,968
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29 (Call 05/15/24)(b)	10	9,382

Security	Par (000)	Value

Commercial Services (continued)
Mobius Merger Sub Inc., 9.00%, 06/01/30
(Call 06/01/26)(b)	$10	$9,794
Moody’s Corp., 4.25%, 08/08/32 (Call 05/08/32)	15	14,169
Neptune Bidco U.S. Inc., 9.29%, 04/15/29
(Call 10/15/25)(b)	35	32,929
NESCO Holdings II Inc., 5.50%, 04/15/29
(Call 04/15/24)(b)	12	11,193
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	20	17,013
2.85%, 10/01/29 (Call 07/01/29)	20	17,835
4.40%, 06/01/32 (Call 03/01/32)(c)	20	19,184
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 06/15/29 (Call 06/15/24)(b)(c)	8	7,147
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 (Call 11/15/24)(b)	7	3,061
PROG Holdings Inc., 6.00%, 11/15/29
(Call 11/15/24)(b)	5	4,597
Quanta Services Inc., 2.90%, 10/01/30
(Call 07/01/30)	30	26,010
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	35	31,247
4.00%, 03/18/29 (Call 12/18/28)	5	4,775
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	35	30,840
2.90%, 03/01/32 (Call 12/01/31)	40	34,446
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	10	8,587
4.00%, 05/15/31 (Call 05/15/26)	10	8,787
5.13%, 06/01/29 (Call 06/01/24)	15	14,551
Signal Parent Inc., 6.13%, 04/01/29
(Call 04/01/24)(b)	3	2,348
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29
(Call 06/01/24)(b)	5	4,371
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(b)	5	3,639
TriNet Group Inc.
3.50%, 03/01/29 (Call 04/01/24)(b)(c)	5	4,451
7.13%, 08/15/31 (Call 08/15/26)(b)	5	5,108
Triton Container International Ltd., 3.15%, 06/15/31
(Call 03/15/31)(b)	15	11,814
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	11	9,523
3.88%, 02/15/31 (Call 08/15/25)	18	15,941
4.00%, 07/15/30 (Call 07/15/25)	10	9,039
5.25%, 01/15/30 (Call 01/15/25)	5	4,841
6.00%, 12/15/29 (Call 12/15/25)(b)	45	45,106
Upbound Group Inc., 6.38%, 02/15/29
(Call 04/01/24)(b)	5	4,786
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	10	8,481
4.25%, 02/15/30 (Call 02/15/25)(b)	5	4,970
Verisk Analytics Inc., 4.13%, 03/15/29
(Call 12/15/28)	10	9,596
VT Topco Inc., 8.50%, 08/15/30 (Call 08/15/26)(b)	5	5,213
Wand NewCo 3 Inc., 7.63%, 01/30/32
(Call 01/30/27)(b)	15	15,430
Williams Scotsman Inc., 7.38%, 10/01/31
(Call 10/01/26)(b)	5	5,180
WW International Inc., 4.50%, 04/15/29
(Call 04/15/24)(b)(c)	5	2,309
Yale University, Series 2020, 1.48%, 04/15/30
(Call 01/15/30)	5	4,174

16	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
ZipRecruiter Inc., 5.00%, 01/15/30
(Call 01/15/25)(b)(c)	$5	$4,404

		797,878

Computers — 0.4%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	5	4,243
Apple Inc.
1.65%, 05/11/30 (Call 02/11/30)	40	33,445
1.70%, 08/05/31 (Call 05/05/31)	35	28,502
2.20%, 09/11/29 (Call 06/11/29)	20	17,663
3.25%, 08/08/29 (Call 06/08/29)	5	4,675
3.35%, 08/08/32 (Call 05/08/32)	20	18,157
4.15%, 05/10/30 (Call 03/10/30)	20	19,636
4.30%, 05/10/33 (Call 02/10/33)(c)	20	19,744
Booz Allen Hamilton Inc., 4.00%, 07/01/29
(Call 07/01/24)(b)	40	36,952
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)	5	4,000
Conduent Business Services LLC/Conduent
State & Local Solutions Inc., 6.00%, 11/01/29
(Call 11/01/24)(b)	9	8,258
Dell International LLC/EMC Corp.
5.75%, 02/01/33 (Call 11/01/32)(c)	25	25,673
6.20%, 07/15/30 (Call 04/15/30)	30	31,389
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	5	4,135
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	15	12,517
5.50%, 01/15/33 (Call 10/15/32)(c)	40	40,016
International Business Machines Corp.,
1.95%, 05/15/30 (Call 02/15/30)	115	96,214
Kyndryl Holdings Inc., 3.15%, 10/15/31
(Call 07/15/31)	20	16,493
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	15	12,289
Lenovo Group Ltd., 3.42%, 11/02/30
(Call 08/02/30)(d)	200	174,101
McAfee Corp., 7.38%, 02/15/30 (Call 02/15/25)(b)	25	22,080
NCR Atleos Corp., 9.50%, 04/01/29
(Call 10/01/26)(b)	20	21,244
NCR Voyix Corp.
5.13%, 04/15/29 (Call 04/15/24)(b)	15	13,877
5.25%, 10/01/30 (Call 10/01/25)(b)	8	7,233
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	25	21,434
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	5	4,564
4.13%, 01/15/31 (Call 10/15/30)	5	4,390
8.25%, 12/15/29 (Call 07/15/26)(b)	10	10,698
8.50%, 07/15/31 (Call 07/15/26)(b)	5	5,399
9.63%, 12/01/32 (Call 12/01/27)	13	14,466
Western Digital Corp., 3.10%, 02/01/32
(Call 11/01/31)	15	11,693

		745,180

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.25%, 08/15/32 (Call 05/15/32)	10	8,962
4.60%, 03/01/33 (Call 12/01/32)	4	3,970
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 6.63%, 07/15/30
(Call 07/16/26)(b)	10	10,173
Edgewell Personal Care Co., 4.13%, 04/01/29
(Call 04/01/24)(b)	10	9,113

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29 (Call 09/01/29)	$5	$4,369
5.00%, 02/14/34 (Call 11/14/33)	50	49,125
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	30	29,661
5.00%, 03/22/30 (Call 01/22/30)	15	15,031
Procter & Gamble Co. (The)
1.20%, 10/29/30	5	4,021
1.95%, 04/23/31	5	4,206
2.30%, 02/01/32	40	34,114
3.00%, 03/25/30	15	13,725
Unilever Capital Corp., 1.75%, 08/12/31
(Call 05/12/31)	100	80,421

		266,891

Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc.,
3.88%, 11/15/29 (Call 11/15/24)(b)	5	4,461
LKQ Corp., 6.25%, 06/15/33 (Call 03/15/33)	25	25,698
Resideo Funding Inc., 4.00%, 09/01/29
(Call 09/01/24)(b)	7	6,190
Ritchie Bros Holdings Inc., 7.75%, 03/15/31
(Call 03/15/26)(b)	10	10,506
Verde Purchaser LLC, 10.50%, 11/30/30
(Call 11/30/26)(b)(c)	10	10,454
Windsor Holdings III LLC, 8.50%, 06/15/30
(Call 06/15/26)(b)	10	10,360

		67,669

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 01/30/32 (Call 10/30/31)	150	126,941
Affiliated Managers Group Inc., 3.30%, 06/15/30
(Call 03/15/30)	5	4,400
Air Lease Corp., 3.13%, 12/01/30 (Call 09/01/30)	55	47,355
Ally Financial Inc.
6.70%, 02/14/33 (Call 11/16/32)	7	6,900
8.00%, 11/01/31	55	60,185
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)	25	24,162
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(a)	25	23,684
4.99%, 05/26/33 (Call 02/26/32),
(1-day SOFR + 2.255%)(a)	25	24,317
5.04%, 05/01/34 (Call 05/01/33),
(1-day SOFR + 1.835%)(a)	40	39,233
Ameriprise Financial Inc., 5.15%, 05/15/33
(Call 02/15/33)	10	10,013
Ares Finance Co. II LLC, 3.25%, 06/15/30
(Call 03/15/30)(b)	10	8,734
Aretec Group Inc.
7.50%, 04/01/29 (Call 04/01/24)(b)	5	4,635
10.00%, 08/15/30 (Call 10/15/26)(b)	10	10,890
Armor Holdco Inc., 8.50%, 11/15/29
(Call 11/15/24)(b)	3	2,820
Aviation Capital Group LLC, 6.38%, 07/15/30
(Call 05/15/30)(b)	6	6,123
Blackstone Holdings Finance Co. LLC
2.00%, 01/30/32 (Call 10/30/31)(b)	10	7,758
2.50%, 01/10/30 (Call 10/10/29)(b)	45	38,627
2.55%, 03/30/32 (Call 12/30/31)(b)	5	4,069

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Blue Owl Finance LLC, 4.38%, 02/15/32
(Call 11/15/31)(b)	$20	$17,500
Bread Financial Holdings Inc., 9.75%, 03/15/29
(Call 03/15/26)(b)	10	10,232
Brookfield Finance Inc.
4.35%, 04/15/30 (Call 01/15/30)	30	28,416
4.85%, 03/29/29 (Call 12/29/28)	25	24,642
Burford Capital Global Finance LLC,
6.88%, 04/15/30 (Call 04/15/25)(b)	5	4,825
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(a)	45	33,909
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(a)	5	3,992
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(a)	25	22,275
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(a)	30	29,647
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(a)	30	30,901
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	40	31,750
2.90%, 03/03/32 (Call 12/03/31)	55	46,553
3.25%, 05/22/29 (Call 02/22/29)	25	23,046
4.63%, 03/22/30 (Call 12/22/29)(c)	15	14,807
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	25	19,905
Cobra AcquisitionCo LLC, 6.38%, 11/01/29
(Call 11/01/24)(b)(c)	5	4,142
Coinbase Global Inc., 3.63%, 10/01/31
(Call 10/01/26)(b)	10	7,820
Credit Suisse USA Inc., 7.13%, 07/15/32	30	33,478
Discover Financial Services, 6.70%, 11/29/32
(Call 08/29/32)	30	31,393
Hightower Holding LLC, 6.75%, 04/15/29
(Call 04/15/24)(b)	3	2,819
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	20	15,435
2.10%, 06/15/30 (Call 03/15/30)	25	20,974
4.60%, 03/15/33 (Call 12/15/32)	40	38,236
Jane Street Group/JSG Finance Inc.,
4.50%, 11/15/29 (Call 11/15/24)(b)(c)	10	9,203
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	35	28,626
2.75%, 10/15/32 (Call 07/15/32)	10	8,065
4.15%, 01/23/30	30	27,909
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	30	28,597
LPL Holdings Inc.
4.00%, 03/15/29 (Call 04/01/24)(b)	15	13,756
4.38%, 05/15/31 (Call 05/15/26)(b)	3	2,707
Macquarie Airfinance Holdings Ltd.,
8.13%, 03/30/29 (Call 09/30/25)(b)	5	5,205
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	10	9,181
3.35%, 03/26/30 (Call 12/26/29)	15	13,850
4.85%, 03/09/33 (Call 12/09/32)	20	19,974
Midcap Financial Issuer Trust, 5.63%, 01/15/30
(Call 01/15/25)(b)	8	6,785
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	10	8,951
5.75%, 11/15/31 (Call 11/15/26)(b)	9	8,248

Security	Par (000)	Value

Diversified Financial Services (continued)
Nationstar Mortgage Holdings, Inc.,
7.13%, 02/01/32 (Call 02/01/27)(b)	$10	$9,842
Navient Corp.
5.50%, 03/15/29 (Call 06/15/28)	10	9,064
5.63%, 08/01/33	15	12,230
9.38%, 07/25/30 (Call 10/25/29)	5	5,226
11.50%, 03/15/31 (Call 03/15/27)	5	5,470
NFP Corp.
7.50%, 10/01/30 (Call 10/01/25)(b)	5	5,262
8.50%, 10/01/31 (Call 10/01/26)(b)	5	5,522
Nomura Holdings Inc., 5.61%, 07/06/29	100	100,441
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)	11	9,271
5.38%, 11/15/29 (Call 05/15/29)	10	9,281
7.88%, 03/15/30 (Call 12/15/26)	10	10,172
ORIX Corp., 5.20%, 09/13/32	25	25,264
PennyMac Financial Services Inc.
5.75%, 09/15/31 (Call 09/15/26)(b)	7	6,437
7.88%, 12/15/29 (Call 12/15/26)(b)	10	10,229
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	5	4,185
Raymond James Financial Inc., 4.65%, 04/01/30
(Call 01/01/30)	25	24,703
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer Inc.
3.63%, 03/01/29 (Call 04/01/24)(b)	10	8,880
3.88%, 03/01/31 (Call 03/01/26)(b)	20	17,165
4.00%, 10/15/33 (Call 10/15/27)(b)	10	8,307
Stifel Financial Corp., 4.00%, 05/15/30
(Call 02/15/30)	25	22,590
StoneX Group Inc., 7.88%, 03/01/31
(Call 03/01/27)(b)	10	10,122
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	20	15,685
7.25%, 02/02/33 (Call 11/02/32)	10	9,748
United Wholesale Mortgage LLC, 5.50%, 04/15/29
(Call 04/15/24)(b)	12	11,222
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	5	3,951
2.05%, 04/15/30 (Call 01/15/30)	35	30,020
Western Union Co. (The), 2.75%, 03/15/31
(Call 12/15/30)	15	12,362

		1,541,251

Electric — 1.4%
AEP Texas Inc., 4.70%, 05/15/32 (Call 02/15/32)	10	9,528
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	10	8,167
Alabama Power Co., 3.94%, 09/01/32
(Call 03/01/32)	5	4,606
Alliant Energy Finance LLC, 3.60%, 03/01/32
(Call 12/01/31)(b)	25	21,483
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	25	22,522
American Electric Power Co. Inc.
5.63%, 03/01/33 (Call 12/01/32)	8	8,057
5.95%, 11/01/32 (Call 08/01/32)	20	20,687
American Transmission Systems Inc.,
2.65%, 01/15/32 (Call 10/15/31)(b)	28	22,986
Appalachian Power Co., 4.50%, 08/01/32
(Call 05/01/32)	25	23,374
Arizona Public Service Co., 2.20%, 12/15/31
(Call 09/15/31)	30	24,111
Berkshire Hathaway Energy Co., 3.70%, 07/15/30
(Call 04/15/30)	35	32,375

18	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	$20	$17,735
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	12	10,293
5.00%, 02/01/31 (Call 02/01/26)(b)	16	14,348
CenterPoint Energy Houston Electric LLC,
4.95%, 04/01/33 (Call 01/01/33)	10	9,848
CenterPoint Energy Inc.
2.65%, 06/01/31 (Call 03/01/31)	25	20,987
2.95%, 03/01/30 (Call 12/01/29)	20	17,662
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	15	12,652
3.75%, 01/15/32 (Call 01/15/27)(b)	5	4,182
Cleveland Electric Illuminating Co. (The),
4.55%, 11/15/30 (Call 08/15/30)(b)	10	9,322
Commonwealth Edison Co., 2.20%, 03/01/30
(Call 12/01/29)	10	8,504
Connecticut Light & Power Co. (The), Series A,
2.05%, 07/01/31 (Call 04/01/31)	15	12,189
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	11	9,264
5.20%, 03/01/33 (Call 12/01/32)	10	10,088
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	25	22,855
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)	15	13,527
4.63%, 05/15/33 (Call 11/15/32)	30	29,004
Dominion Energy Inc., Series C, 3.38%, 04/01/30
(Call 01/01/30)	35	31,516
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	10	10,053
6.63%, 02/01/32	5	5,557
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	3	2,719
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	5	4,291
5.20%, 04/01/33 (Call 01/01/33)	25	25,159
Series A, 3.00%, 03/01/32 (Call 12/01/31)	10	8,627
DTE Energy Co., Series C, 3.40%, 06/15/29
(Call 03/15/29)	17	15,557
Duke Energy Carolinas LLC, 2.45%, 08/15/29
(Call 05/15/29)	20	17,639
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	20	17,107
2.55%, 06/15/31 (Call 03/15/31)	40	33,328
4.50%, 08/15/32 (Call 05/15/32)	20	18,763
Duke Energy Florida LLC
2.40%, 12/15/31 (Call 09/15/31)	5	4,134
2.50%, 12/01/29 (Call 09/01/29)	30	26,363
Duke Energy Ohio Inc., 5.25%, 04/01/33
(Call 01/01/33)	10	10,004
Duke Energy Progress LLC
3.40%, 04/01/32 (Call 01/01/32)	35	30,937
3.45%, 03/15/29 (Call 12/15/28)	11	10,292
5.25%, 03/15/33 (Call 12/15/32)	15	14,975
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	10	8,257
2.78%, 01/07/32 (Call 10/07/31)(b)	10	8,094
Edison International
6.95%, 11/15/29 (Call 09/15/29)	10	10,658
7.88%, 06/15/54 (Call 03/15/29),
(5-year CMT + 3.658%)(a)	10	10,207
Enel Finance International NV, 4.88%, 06/14/29(b)	15	14,727

Security	Par (000)	Value

Electric (continued)
EnfraGen Energia Sur SA/EnfraGen
Spain SA/Prime Energia SpA, 5.38%, 12/30/30
(Call 12/30/25)(b)	$5	$4,024
Entergy Louisiana LLC
2.35%, 06/15/32 (Call 03/15/32)	5	4,043
4.00%, 03/15/33 (Call 12/15/32)	50	45,428
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	15	13,294
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30
(Call 03/01/30)	15	12,675
Eversource Energy
5.13%, 05/15/33 (Call 02/15/33)	10	9,660
5.50%, 01/01/34 (Call 10/01/33)	25	24,742
Series O, 4.25%, 04/01/29 (Call 01/01/29)	10	9,526
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)	20	17,438
4.05%, 04/15/30 (Call 01/15/30)	35	32,828
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	10	8,554
Series B, 2.25%, 09/01/30 (Call 06/01/30)	10	8,236
Series C, 7.38%, 11/15/31	5	5,819
Florida Power & Light Co., 5.10%, 04/01/33
(Call 01/01/33)	10	9,963
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)	33	31,897
Series B, 2.65%, 09/15/29 (Call 06/15/29)	20	17,693
Indianapolis Power & Light Co., 5.65%, 12/01/32
(Call 09/01/32)(b)	5	5,083
Interstate Power & Light Co., 2.30%, 06/01/30
(Call 03/01/30)	10	8,426
IPALCO Enterprises Inc., 4.25%, 05/01/30
(Call 02/01/30)	10	9,205
ITC Holdings Corp., 2.95%, 05/14/30
(Call 02/14/30)(b)	10	8,725
Jersey Central Power & Light Co., 2.75%, 03/01/32
(Call 12/01/31)(b)	10	8,256
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29 (Call 07/01/24)(b)	8	6,891
Liberty Utilities Finance GP 1, 2.05%, 09/15/30
(Call 06/15/30)(b)	25	19,871
Louisville Gas & Electric Co., 5.45%, 04/15/33
(Call 01/15/33)	35	35,325
Massachusetts Electric Co., 1.73%, 11/24/30
(Call 08/24/30)(b)	5	3,917
MidAmerican Energy Co., 3.65%, 04/15/29
(Call 01/15/29)	25	23,585
National Grid PLC, 5.81%, 06/12/33 (Call 03/12/33)	5	5,053
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	10	7,763
2.40%, 03/15/30 (Call 12/15/29)	10	8,608
2.75%, 04/15/32 (Call 01/15/32)	10	8,408
Series C, 8.00%, 03/01/32	10	11,580
Nevada Power Co., Series DD, 2.40%, 05/01/30
(Call 02/01/30)	10	8,505
New York State Electric & Gas Corp.,
2.15%, 10/01/31 (Call 07/01/31)(b)	25	19,815
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	25	21,038
2.44%, 01/15/32 (Call 10/15/31)	20	16,241
2.75%, 11/01/29 (Call 08/01/29)	70	61,696
5.00%, 07/15/32 (Call 04/15/32)	60	58,477
5.25%, 03/15/34 (Call 12/15/33)	25	24,538

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NRG Energy Inc.
3.63%, 02/15/31 (Call 02/15/26)(b)	$22	$18,506
3.88%, 02/15/32 (Call 02/15/27)(b)	5	4,199
4.45%, 06/15/29 (Call 03/15/29)(b)	15	13,952
5.25%, 06/15/29 (Call 06/15/24)(b)	10	9,481
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	10	7,997
3.25%, 05/15/29 (Call 02/15/29)	10	9,295
Ohio Power Co.
5.00%, 06/01/33 (Call 03/01/33)	25	24,520
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	5	3,987
Oklahoma Gas & Electric Co., 3.25%, 04/01/30
(Call 10/01/29)	5	4,487
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	35	30,744
4.55%, 09/15/32 (Call 06/15/32)	20	19,186
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	25	20,502
4.40%, 03/01/32 (Call 12/01/31)	5	4,551
4.55%, 07/01/30 (Call 01/01/30)	42	39,502
5.90%, 06/15/32 (Call 03/15/32)	10	10,050
6.15%, 01/15/33 (Call 10/15/32)	25	25,580
6.40%, 06/15/33 (Call 03/15/33)	30	31,196
PacifiCorp., 7.70%, 11/15/31	10	11,454
PECO Energy Co., 4.90%, 06/15/33 (Call 03/15/33)	13	12,870
PG&E Corp., 5.25%, 07/01/30 (Call 07/01/25)	18	16,942
Pike Corp., 8.63%, 01/31/31 (Call 01/31/27)(b)	5	5,285
Progress Energy Inc., 7.75%, 03/01/31	25	28,238
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	25	20,136
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	5	4,070
Public Service Co. of New Hampshire, Series V,
2.20%, 06/15/31 (Call 03/15/31)	10	8,236
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	20	16,110
3.20%, 05/15/29 (Call 02/15/29)	6	5,533
4.65%, 03/15/33 (Call 12/15/32)	10	9,671
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	5	4,016
2.45%, 11/15/31 (Call 08/15/31)	30	24,398
Sempra
3.70%, 04/01/29 (Call 02/01/29)	10	9,316
5.50%, 08/01/33 (Call 05/01/33)	30	29,825
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	15	12,660
2.75%, 02/01/32 (Call 11/01/31)	10	8,397
2.85%, 08/01/29 (Call 05/01/29)	10	8,955
5.95%, 11/01/32 (Call 08/01/32)	35	36,475
Series A, 4.20%, 03/01/29 (Call 12/01/28)	15	14,431
Series G, 2.50%, 06/01/31 (Call 03/01/31)	10	8,393
Southern Co. (The)
5.20%, 06/15/33 (Call 12/15/32)	25	24,612
5.70%, 10/15/32 (Call 04/15/32)	15	15,363
Series A, 3.70%, 04/30/30 (Call 01/30/30)	40	36,875
Talen Energy Supply LLC, 8.63%, 06/01/30
(Call 06/01/26)(b)	15	15,833
TransAlta Corp., 7.75%, 11/15/29 (Call 11/15/25)	5	5,204
Tucson Electric Power Co., 1.50%, 08/01/30
(Call 05/01/30)	5	4,017
Union Electric Co., 2.15%, 03/15/32 (Call 12/15/31)	10	8,035

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	$45	$37,065
2.40%, 03/30/32 (Call 12/30/31)	30	24,667
5.00%, 04/01/33 (Call 01/01/33)	20	19,587
Vistra Operations Co. LLC
4.30%, 07/15/29 (Call 04/15/29)(b)	15	13,983
4.38%, 05/01/29 (Call 05/01/24)(b)	19	17,354
6.95%, 10/15/33 (Call 07/15/33)(b)	25	26,071
7.75%, 10/15/31 (Call 10/15/26)(b)	20	20,695
WEC Energy Group Inc., 1.80%, 10/15/30
(Call 07/15/30)	45	36,460
Wisconsin Electric Power Co., 5.63%, 05/15/33	10	10,461
Xcel Energy Inc., 4.60%, 06/01/32 (Call 12/01/31)	25	23,292

		2,308,866

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.20%, 12/21/31
(Call 09/21/31)	30	24,856
Energizer Holdings Inc., 4.38%, 03/31/29
(Call 04/01/24)(b)	12	10,612
EnerSys, 6.63%, 01/15/32 (Call 01/15/27)(b)	5	5,018

		40,486

Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32
(Call 04/01/32)	20	19,981
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	10	8,204
2.80%, 02/15/30 (Call 11/15/29)	10	8,906
4.35%, 06/01/29 (Call 03/01/29)	5	4,860
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	8	7,029
Avnet Inc., 5.50%, 06/01/32 (Call 03/01/32)	5	4,801
Coherent Corp., 5.00%, 12/15/29 (Call 12/14/24)(b)	12	11,192
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	25	24,318
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)	40	32,141
1.95%, 06/01/30 (Call 03/01/30)	30	25,351
2.70%, 08/15/29 (Call 05/15/29)	5	4,498
5.00%, 02/15/33 (Call 11/15/32)	20	20,039
Imola Merger Corp., 4.75%, 05/15/29
(Call 05/15/24)(b)	30	27,805
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	15	12,798
3.60%, 01/15/30 (Call 10/15/29)	5	4,504
Keysight Technologies Inc., 3.00%, 10/30/29
(Call 07/30/29)	25	22,233
Sensata Technologies BV, 4.00%, 04/15/29
(Call 04/15/24)(b)	17	15,435
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	11	9,405
4.38%, 02/15/30 (Call 11/15/29)(b)	10	9,113
TD SYNNEX Corp., 2.65%, 08/09/31
(Call 05/09/31)	15	11,926
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)	10	10,435
TTM Technologies Inc., 4.00%, 03/01/29
(Call 04/01/24)(b)	10	8,977
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	27	22,226

		326,177

Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC, 4.75%, 01/15/30
(Call 01/15/25)(b)	12	10,879

20	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction — 0.0%
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	$8	$7,386
Artera Services LLC, 8.50%, 02/15/31 (Call 02/15/27)(b)	15	15,322
Brand Industrial Services Inc., 10.38%, 08/01/30 (Call 08/01/26)	20	21,309
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	10	9,249
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(b)	3	2,715
7.50%, 04/15/32 (Call 04/15/27)(b)(c)	7	6,721
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)	3	2,623
TopBuild Corp.
3.63%, 03/15/29 (Call 04/01/24)(b)	5	4,489
4.13%, 02/15/32 (Call 10/15/26)(b)(c)	10	8,816
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	3	2,837

		81,467

Entertainment — 0.2%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(b)(c)	12	8,295
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(b)	10	9,201
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(b)(c)	15	13,695
6.50%, 02/15/32 (Call 02/15/27)(b)	20	20,152
7.00%, 02/15/30 (Call 02/15/26)(b)	30	30,742
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(c)	5	4,719
Churchill Downs Inc.
5.75%, 04/01/30 (Call 04/01/25)(b)	12	11,532
6.75%, 05/01/31 (Call 05/01/26)(b)	10	10,006
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(b)(c)	8	7,930
Light & Wonder International Inc.
7.25%, 11/15/29 (Call 11/15/24)(b)	5	5,117
7.50%, 09/01/31 (Call 09/01/26)(b)	10	10,423
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	8	6,049
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31 (Call 02/15/27)(b)	5	5,002
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29 (Call 05/01/24)(b)	6	5,503
Ontario Gaming GTA LP, 8.00%, 08/01/30 (Call 08/01/25)(b)(c)	5	5,114
Penn Entertainment Inc., 4.13%, 07/01/29 (Call 07/01/24)(b)(c)	8	6,723
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(b)(c)	10	7,199
5.88%, 09/01/31 (Call 09/01/26)(b)(c)	11	7,789
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(b)(c)	11	10,392
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(b)	10	9,326
Six Flags Entertainment Corp., 7.25%, 05/15/31 (Call 05/15/26)(b)(c)	10	10,063
Warnermedia Holdings Inc.
4.05%, 03/15/29 (Call 01/15/29)	20	18,484
4.28%, 03/15/32 (Call 12/15/31)	60	52,952

Security	Par (000)	Value

Entertainment (continued)
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)(c)	$11	$9,242
3.75%, 12/01/29 (Call 12/01/24)(b)	4	3,547
3.88%, 07/15/30 (Call 07/15/25)(b)	7	6,176
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(b)	10	9,441
7.13%, 02/15/31 (Call 11/15/30)(b)	10	10,325

		315,139

Environmental Control — 0.1%
Clean Harbors Inc., 6.38%, 02/01/31 (Call 02/01/26)(b)	10	9,945
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	11	9,642
5.00%, 09/01/30 (Call 09/01/25)	3	2,603
GFL Environmental Inc.
4.38%, 08/15/29 (Call 08/15/24)(b)	15	13,677
4.75%, 06/15/29 (Call 06/15/24)(b)(c)	5	4,675
6.75%, 01/15/31 (Call 01/15/27)(b)	15	15,347
Madison IAQ LLC, 5.88%, 06/30/29 (Call 06/30/24)(b)(c)	13	11,616
Republic Services Inc., 1.75%, 02/15/32 (Call 11/15/31)	25	19,600
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	15	12,141
3.20%, 06/01/32 (Call 03/01/32)	15	13,058
3.50%, 05/01/29 (Call 02/01/29)	9	8,431
Waste Management Inc.
2.00%, 06/01/29 (Call 04/01/29)	40	34,623
4.15%, 04/15/32 (Call 01/15/32)	25	23,550

		178,908

Food — 0.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29 (Call 04/01/24)(b)	20	17,810
4.88%, 02/15/30 (Call 02/15/25)(b)	15	14,078
Chobani LLC/Chobani Finance Corp. Inc., 7.63%, 07/01/29 (Call 01/01/26)(b)(c)	10	10,052
Conagra Brands Inc., 8.25%, 09/15/30	10	11,483
Fiesta Purchaser Inc., 7.88%, 03/01/31 (Call 03/01/27)(b)(c)	10	10,313
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	30	26,488
Hershey Co. (The)
2.45%, 11/15/29 (Call 08/15/29)	5	4,432
4.50%, 05/04/33 (Call 02/04/33)(c)	5	4,892
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	8	6,987
J M Smucker Co. (The), 6.20%, 11/15/33 (Call 08/15/33)(c)	25	26,447
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)	10	8,004
3.75%, 12/01/31 (Call 12/01/26)	10	8,498
5.75%, 04/01/33 (Call 01/01/33)	50	48,477
JM Smucker Co. (The), 2.13%, 03/15/32 (Call 12/15/31)	15	11,970
Kellanova
2.10%, 06/01/30 (Call 03/01/30)	5	4,208
5.25%, 03/01/33 (Call 12/01/32)	15	14,889

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kraft Heinz Foods Co.
4.25%, 03/01/31 (Call 12/01/30)	$20	$18,993
6.75%, 03/15/32	5	5,500
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	5	3,985
2.20%, 05/01/30 (Call 02/01/30)	15	12,612
7.50%, 04/01/31	10	11,281
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	17	15,379
4.38%, 01/31/32 (Call 01/31/27)(b)	7	6,245
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(b)	10	7,683
3.20%, 04/01/30 (Call 01/01/30)(b)	5	4,521
4.75%, 04/20/33 (Call 01/20/33)(b)	20	19,455
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	5	4,019
2.50%, 04/15/30 (Call 01/15/30)	15	12,837
Mondelez International Inc., 3.00%, 03/17/32 (Call 12/17/31)	30	25,860
Performance Food Group Inc., 4.25%, 08/01/29 (Call 08/01/24)(b)	16	14,526
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	30	25,071
4.25%, 04/15/31 (Call 04/15/26)	15	13,402
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	15	13,346
4.63%, 04/15/30 (Call 04/15/25)(b)	22	19,984
5.50%, 12/15/29 (Call 12/15/24)(b)	14	13,369
Safeway Inc., 7.25%, 02/01/31	3	3,168
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 04/01/24)(b)	11	9,653
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	15	11,551
3.00%, 10/15/30 (Call 07/15/30)(b)	20	16,439
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	30	25,826
5.95%, 04/01/30 (Call 01/01/30)	10	10,395
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)	30	28,867
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	5	4,584
7.25%, 01/15/32 (Call 09/15/26)(b)	10	10,328

		597,907

Food Service — 0.0%
TKC Holdings Inc., 10.50%, 05/15/29 (Call 05/15/24)(b)(c)	10	9,121

Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 2.30%, 04/30/30 (Call 01/30/30)(b)	15	12,792
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)(c)	5	4,205
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)	45	36,951
3.75%, 01/15/31 (Call 10/15/30)	30	26,212

		80,160

Gas — 0.1%
Atmos Energy Corp., 1.50%, 01/15/31 (Call 10/15/30)	40	31,815
Boston Gas Co. 3.00%, 08/01/29 (Call 05/01/29)(b)	25	21,932

Security	Par (000)	Value

Gas (continued)
3.76%, 03/16/32 (Call 12/16/31)(b)	$35	$30,548
CenterPoint Energy Resources Corp., 5.40%, 03/01/33 (Call 12/01/32)	17	17,111
East Ohio Gas Co. (The), 2.00%, 06/15/30 (Call 03/15/30)(b)	15	12,274
KeySpan Gas East Corp., 5.99%, 03/06/33 (Call 12/06/32)(b)	5	4,976
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	30	23,798
3.60%, 05/01/30 (Call 02/01/30)	10	9,154
Piedmont Natural Gas Co. Inc., 5.40%, 06/15/33 (Call 03/15/33)	5	5,015
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(b)	20	16,209
Southern Co. Gas Capital Corp., 5.15%, 09/15/32 (Call 03/15/32)	5	4,955
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	5	4,172
4.05%, 03/15/32 (Call 12/15/31)	30	27,445

		209,404

Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.30%, 02/15/30 (Call 12/15/29)(b)	15	15,262
6.40%, 04/15/33 (Call 01/15/33)(b)	25	25,657
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	30	25,185
3.00%, 05/15/32 (Call 02/15/32)(c)	25	21,111

		87,215

Health Care - Products — 0.3%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	30	25,030
Avantor Funding Inc., 3.88%, 11/01/29 (Call 11/01/24)(b)	8	7,172
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	30	23,675
3.95%, 04/01/30 (Call 01/01/30)	15	13,885
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	15	13,121
Dentsply Sirona Inc., 3.25%, 06/01/30 (Call 03/01/30)	25	21,789
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	15	13,321
Embecta Corp.
5.00%, 02/15/30 (Call 02/15/27)(b)(c)	5	3,983
6.75%, 02/15/30 (Call 02/15/27)(b)	2	1,721
GE HealthCare Technologies Inc., 5.91%, 11/22/32 (Call 08/22/32)	100	103,819
HCA Inc., 3.63%, 03/15/32 (Call 12/15/31)	65	56,790
Medline Borrower LP
3.88%, 04/01/29 (Call 10/01/24)(b)	57	51,095
5.25%, 10/01/29 (Call 10/01/24)(b)(c)	38	35,139
Medtronic Global Holdings SCA, 4.50%, 03/30/33 (Call 12/30/32)	35	33,699
Neogen Food Safety Corp., 8.63%, 07/20/30 (Call 07/20/27)(b)	5	5,319
Revvity Inc., 3.30%, 09/15/29 (Call 06/15/29)	30	27,007
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	20	16,403
Solventum Corp.
5.45%, 03/13/31 (Call 01/13/31)(b)	25	24,806
5.60%, 03/23/34 (Call 12/23/33)(b)	25	24,906

22	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	$10	$8,371
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)	30	24,449
2.60%, 10/01/29 (Call 07/01/29)	15	13,376
5.09%, 08/10/33 (Call 05/10/33)	30	30,137
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)	16	13,384

		592,397

Health Care - Services — 0.6%
Acadia Healthcare Co. Inc., 5.00%, 04/15/29 (Call 04/01/24)(b)	4	3,781
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	5	4,438
5.43%, 03/01/32 (Call 12/01/31)	10	10,003
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	3	2,717
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	20	17,259
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)	20	18,206
Catalent Pharma Solutions Inc., 3.50%, 04/01/30 (Call 04/01/25)(b)(c)	10	9,653
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	41	33,590
2.63%, 08/01/31 (Call 05/01/31)	78	63,834
3.00%, 10/15/30 (Call 07/15/30)	12	10,249
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 04/01/24)(b)	4	3,621
4.00%, 03/15/31 (Call 03/15/26)(b)	5	4,409
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	13	9,896
5.25%, 05/15/30 (Call 05/15/25)(b)	21	16,764
6.13%, 04/01/30 (Call 04/01/25)(b)	15	9,203
6.88%, 04/15/29 (Call 04/15/24)(b)(c)	18	11,581
10.88%, 01/15/32 (Call 02/15/27)(b)	15	15,295
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	21	17,228
4.63%, 06/01/30 (Call 06/01/25)(b)	35	30,781
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	35	29,732
2.55%, 03/15/31 (Call 12/15/30)	10	8,476
2.88%, 09/15/29 (Call 06/15/29)	35	31,385
5.50%, 10/15/32 (Call 07/15/32)	55	56,020
Encompass Health Corp.
4.63%, 04/01/31 (Call 04/01/26)	10	9,033
4.75%, 02/01/30 (Call 02/01/25)	10	9,277
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(b)(c)	5	5,113
Fresenius Medical Care U.S. Finance III Inc., 3.00%, 12/01/31 (Call 09/01/31)(b)	5	3,971
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	25	20,329
3.38%, 03/15/29 (Call 01/15/29)	25	22,798
4.13%, 06/15/29 (Call 03/15/29)	45	42,319
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/30 (Call 03/01/30)(b)	15	12,553
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(b)	5	4,600
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)	35	27,695
3.13%, 08/15/29 (Call 05/15/29)	30	27,101
IQVIA Inc., 6.50%, 05/15/30 (Call 05/15/26)(b)	10	10,144

Security	Par (000)	Value

Health Care - Services (continued)
Kedrion SpA, 6.50%, 09/01/29 (Call 09/01/25)(b)	$15	$13,500
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	5	4,270
2.95%, 12/01/29 (Call 09/01/29)	15	13,350
LifePoint Health Inc.
9.88%, 08/15/30 (Call 08/15/26)	10	10,378
11.00%, 10/15/30 (Call 10/15/26)(b)	15	15,876
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	9	6,635
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	10	8,777
3.88%, 05/15/32 (Call 02/15/32)(b)	13	11,187
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	5	4,132
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)	3	2,697
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	5	4,030
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	5	4,354
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	25	21,337
4.20%, 06/30/29 (Call 03/30/29)	5	4,806
Roche Holdings Inc., 2.08%, 12/13/31 (Call 09/13/31)(b)	10	8,175
Star Parent Inc., 9.00%, 10/01/30 (Call 10/01/26)(b)	15	15,820
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	20	18,387
4.38%, 01/15/30 (Call 12/01/24)	20	18,310
6.13%, 06/15/30 (Call 06/15/25)	25	24,779
6.75%, 05/15/31 (Call 05/15/26)(b)	20	20,194
6.88%, 11/15/31	3	3,093
UnitedHealth Group Inc.
2.00%, 05/15/30	25	21,011
4.20%, 05/15/32 (Call 02/15/32)	25	23,588
4.50%, 04/15/33 (Call 01/15/33)	40	38,414
5.30%, 02/15/30 (Call 12/15/29)	35	35,661
5.35%, 02/15/33 (Call 11/15/32)	25	25,486
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)	20	16,694
UPMC, 5.04%, 05/15/33 (Call 02/15/33)	5	4,936

		1,012,931

Holding Companies - Diversified — 0.1%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)	25	20,386
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(b)	3	2,635
5.25%, 04/15/29 (Call 04/15/24)(b)(c)	12	11,280
MDGH GMTN RSC Ltd., 3.38%, 03/28/32 (Call 12/28/31)(d)	200	179,107
Stena International SA, 7.25%, 01/15/31 (Call 01/15/27)(b)	10	9,947

		223,355

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(b)	10	9,157
4.63%, 04/01/30 (Call 04/01/25)(b)	3	2,702
Beazer Homes USA Inc., 7.25%, 10/15/29 (Call 10/15/24)(c)	5	5,004

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	$7	$6,221
5.00%, 06/15/29 (Call 06/15/24)(b)	3	2,698
Century Communities Inc., 3.88%, 08/15/29 (Call 02/15/29)(b)	5	4,414
KB Home
4.00%, 06/15/31 (Call 12/15/30)(c)	5	4,358
4.80%, 11/15/29 (Call 05/15/29)	7	6,602
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	3	2,589
M/I Homes Inc., 3.95%, 02/15/30 (Call 08/15/29)	5	4,458
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(b)	8	7,181
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)	15	13,836
Meritage Homes Corp., 3.88%, 04/15/29 (Call 10/15/28)(b)(c)	5	4,553
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	15	13,220
PulteGroup Inc., 6.38%, 05/15/33	25	26,434
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 04/01/29 (Call 04/01/24)	2	1,879
Taylor Morrison Communities Inc., 5.13%, 08/01/30 (Call 02/01/30)(b)	5	4,722
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	6	5,312

		125,340

Home Furnishings — 0.0%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	12	9,993
4.00%, 04/15/29 (Call 04/15/24)(b)	8	7,176
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	5	4,101
4.70%, 05/14/32 (Call 02/14/32)	10	9,453

		30,723

Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/18/24)(b)(c)	10	8,865
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	25	20,297
2.65%, 04/30/30 (Call 02/01/30)	5	4,349
5.75%, 03/15/33 (Call 12/15/32)	5	5,175
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(c)	5	4,444
4.13%, 04/30/31 (Call 04/30/26)(b)	5	4,386
Church & Dwight Co. Inc., 5.60%, 11/15/32 (Call 08/15/32)	15	15,554
Clorox Co. (The), 4.60%, 05/01/32 (Call 02/01/32)(c)	35	33,959
Kimberly-Clark Corp.
3.10%, 03/26/30 (Call 12/26/29)	30	27,290
3.20%, 04/25/29 (Call 01/25/29)	5	4,639
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)(c)	9	8,549
5.00%, 10/01/29 (Call 10/01/24)(b)	2	1,945
5.50%, 07/15/30 (Call 07/15/25)(b)	7	6,860

		146,312

Housewares — 0.0%
Newell Brands Inc., 6.63%, 09/15/29 (Call 06/15/29)(c)	10	9,572
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	8	6,781

Security	Par (000)	Value

Housewares (continued)
4.38%, 02/01/32 (Call 08/01/26)	$4	$3,349
4.50%, 10/15/29 (Call 10/15/24)	3	2,663
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(b)(c)	8	5,636

		28,001

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 6.00%, 08/01/29 (Call 08/01/24)(b)	7	6,306
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.88%, 11/01/29 (Call 11/01/24)(b)(c)	8	7,325
7.00%, 01/15/31 (Call 01/15/27)(b)	20	19,924
Allstate Corp. (The), 5.25%, 03/30/33 (Call 12/30/32)	50	49,805
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	25	22,565
5.13%, 03/27/33 (Call 12/27/32)	20	19,718
American National Group LLC, 6.14%, 06/13/32 (Call 03/13/32)(b)	25	23,496
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(b)	25	19,431
AmFam Holdings Inc., 2.81%, 03/11/31 (Call 12/11/30)(b)	25	18,852
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	10	9,223
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	30	26,097
Aon Corp./Aon Global Holdings PLC, 2.05%, 08/23/31 (Call 05/23/31)	25	20,040
Aon North America Inc.
5.30%, 03/01/31 (Call 01/01/31)	25	24,969
5.45%, 03/01/34 (Call 12/01/33)	25	25,014
Ardonagh Finco Ltd., 7.75%, 02/15/31 (Call 02/15/27)(b)	25	24,715
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (Call 02/15/27)(b)	25	24,470
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	5	4,068
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)(c)	25	20,346
3.70%, 02/22/30 (Call 11/22/29)	5	4,462
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	20	17,496
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	35	30,432
6.65%, 02/01/33 (Call 11/01/32)	5	5,232
AXA SA, 8.60%, 12/15/30	15	17,749
AXIS Specialty Finance LLC, 4.90%, 01/15/40 (Call 01/15/30), (5-year CMT + 3.186%)(a)	15	13,238
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32 (Call 12/15/31)	35	30,578
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)(c)	25	24,866
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(b)	8	7,426
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	5	4,086
4.20%, 03/17/32 (Call 12/17/31)	15	13,624
Chubb INA Holdings Inc., 1.38%, 09/15/30 (Call 06/15/30)	25	20,210
CNA Financial Corp., 2.05%, 08/15/30 (Call 05/15/30)	15	12,393

24	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	$10	$9,708
Constellation Insurance Inc., 6.80%, 01/24/30 (Call 10/24/29)(b)	10	9,789
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)	15	13,913
3.90%, 04/05/32 (Call 01/05/32)	40	35,166
5.75%, 01/15/34 (Call 10/15/33)	50	49,892
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	10	7,813
Empower Finance 2020 LP, 1.78%, 03/17/31 (Call 12/17/30)(b)	10	7,924
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	15	14,596
Equitable Holdings Inc., 5.59%, 01/11/33 (Call 10/11/32)	25	25,174
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32 (Call 05/16/32)	25	24,627
Fidelity National Financial Inc., 3.40%, 06/15/30 (Call 03/15/30)	5	4,411
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	15	11,753
4.00%, 05/15/30 (Call 02/15/30)	15	13,366
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	25	20,202
7.95%, 06/15/33 (Call 03/15/33)(b)	9	9,850
Globe Life Inc., 4.80%, 06/15/32 (Call 03/15/32)	15	14,436
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	5	4,466
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31 (Call 02/15/27)(b)	10	10,010
8.13%, 02/15/32 (Call 02/15/27)(b)	10	10,060
Hub International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(b)	5	4,649
HUB International Ltd.
7.25%, 06/15/30 (Call 06/15/26)(b)	45	45,953
7.38%, 01/31/32 (Call 01/31/27)(b)	25	25,104
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)	5	4,140
Jackson National Life Global Funding, 3.05%, 06/21/29(b)	40	34,100
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30 (Call 03/15/26)(b)	10	10,439
10.50%, 12/15/30 (Call 12/15/25)(b)	5	5,219
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	5	3,939
3.80%, 02/23/32 (Call 11/23/31)	5	4,196
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	20	17,507
3.40%, 01/15/31 (Call 10/15/30)	20	17,508
3.40%, 03/01/32 (Call 12/01/31)	15	12,732
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)	25	22,780
Marsh & McLennan Companies Inc.
4.38%, 03/15/29 (Call 12/15/28)	46	44,986
5.75%, 11/01/32 (Call 08/01/32)	15	15,665
MetLife Inc.
4.55%, 03/23/30 (Call 12/23/29)	90	88,077
5.38%, 07/15/33 (Call 04/15/33)	29	29,158
6.50%, 12/15/32	4	4,368

Security	Par (000)	Value

Insurance (continued)
Nationwide Mutual Insurance Co., 7.88%, 04/01/33(b)	$5	$5,530
New York Life Global Funding
4.55%, 01/28/33(b)	30	28,528
5.00%, 01/09/34(b)	50	49,105
New York Life Insurance Co., 5.88%, 05/15/33(b)	10	10,340
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)(c)	5	4,690
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/15/30)	30	24,955
Principal Life Global Funding II
1.50%, 08/27/30(b)	10	7,898
2.50%, 09/16/29(b)	5	4,337
Progressive Corp. (The), 3.00%, 03/15/32 (Call 12/15/31)	25	21,628
Protective Life Corp., 3.40%, 01/15/30 (Call 10/15/29)(b)	35	30,738
Prudential Financial Inc.
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(a)	35	30,519
5.75%, 07/15/33	50	52,462
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(a)	35	34,888
Prudential Funding Asia PLC, 3.13%, 04/14/30	35	31,205
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	25	23,586
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33 (Call 03/05/33)	20	20,151
Ryan Specialty LLC, 4.38%, 02/01/30 (Call 02/01/25)(b)	8	7,443
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	20	16,136
4.75%, 04/08/32 (Call 01/08/32)(b)	15	13,010
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	10	7,770
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	10	9,386
USI Inc./NY, 7.50%, 01/15/32 (Call 01/15/27)(b)(c)	10	9,975
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	20	17,772
Wilton RE Ltd., 6.00%, (Call 10/22/30), (5-year CMT + 5.266%)(a)(b)(c)(e)	5	4,426

		1,722,310

Internet — 0.5%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (Call 11/09/30)	20	16,544
Amazon.com Inc.
2.10%, 05/12/31 (Call 02/12/31)	60	50,350
3.60%, 04/13/32 (Call 01/13/32)	50	46,092
4.65%, 12/01/29 (Call 10/01/29)	25	25,013
4.70%, 12/01/32 (Call 09/01/32)	50	49,764
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	40	39,308
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)	38	33,201
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	17	14,553
3.25%, 02/15/30 (Call 11/15/29)	20	17,822
Gen Digital Inc., 7.13%, 09/30/30 (Call 09/30/25)(b)(c)	5	5,108
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29 (Call 04/01/24)(b)	10	8,907

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)(c)	$10	$8,464
4.13%, 08/01/30 (Call 05/01/25)(b)(c)	5	4,411
5.63%, 02/15/29 (Call 03/11/24)(b)	3	2,881
Meta Platforms Inc.
3.85%, 08/15/32 (Call 05/15/32)	15	13,894
4.80%, 05/15/30 (Call 03/15/30)	30	29,993
4.95%, 05/15/33 (Call 02/15/33)	25	25,018
Netflix Inc.
4.88%, 06/15/30 (Call 03/15/30)(b)	17	16,840
5.38%, 11/15/29(b)	27	27,367
6.38%, 05/15/29	21	22,318
Prosus NV, 3.06%, 07/13/31 (Call 04/13/31)(d)	200	160,736
Rakuten Group Inc., 6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(b)(e)	13	9,368
Tencent Holdings Ltd., 3.98%, 04/11/29 (Call 01/11/29)(d)	200	189,549
Uber Technologies Inc., 4.50%, 08/15/29 (Call 08/15/24)(b)	20	18,833
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	5	4,485

		840,819

Iron & Steel — 0.1%
ArcelorMittal SA, 6.80%, 11/29/32 (Call 08/29/32)	25	26,449
ATI Inc.
4.88%, 10/01/29 (Call 10/01/24)(c)	5	4,646
5.13%, 10/01/31 (Call 10/01/26)	5	4,575
7.25%, 08/15/30 (Call 08/15/26)	5	5,142
Carpenter Technology Corp., 7.63%, 03/15/30 (Call 03/15/25)	2	2,066
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 04/01/24)(b)	3	2,776
4.88%, 03/01/31 (Call 03/01/26)(b)(c)	5	4,503
6.75%, 04/15/30 (Call 04/15/26)(b)	10	9,927
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	5	4,374
4.13%, 01/15/30 (Call 01/15/25)	3	2,739
4.38%, 03/15/32 (Call 03/15/27)	3	2,671
Mineral Resources Ltd., 8.50%, 05/01/30 (Call 05/01/25)(b)	10	10,336
Nucor Corp., 3.13%, 04/01/32 (Call 01/01/32)	5	4,365
Samarco Mineracao SA, 9.50%, 06/30/31 (Call 03/14/24), (9.00% PIK)(b)(f)	50	45,901
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	15	13,632
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/15/24)(b)	3	2,629
U.S. Steel Corp., 6.88%, 03/01/29 (Call 04/01/24)(c)	5	5,058
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	20	17,996
6.13%, 06/12/33 (Call 03/12/33)	5	5,048

		174,833

Leisure Time — 0.1%
Amer Sports Co., 6.75%, 02/16/31 (Call 02/16/27)(b)	5	4,978
Brunswick Corp., 4.40%, 09/15/32 (Call 06/15/32)	20	17,838
Carnival Corp.
6.00%, 05/01/29 (Call 11/01/24)(b)(c)	25	24,396
7.00%, 08/15/29 (Call 08/15/26)(b)(c)	10	10,379
10.50%, 06/01/30 (Call 06/01/25)(b)(c)	12	13,087

Security	Par (000)	Value

Leisure Time (continued)
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(b)	$7	$6,080
Royal Caribbean Cruises Ltd.
6.25%, 03/15/32 (Call 03/15/27)(b)	15	15,040
7.25%, 01/15/30 (Call 12/15/25)(b)	10	10,396
Viking Cruises Ltd., 9.13%, 07/15/31 (Call 07/15/26)(b)	10	10,840
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 04/01/24)(b)	10	9,902

		122,936

Lodging — 0.2%
Boyd Gaming Corp., 4.75%, 06/15/31 (Call 06/15/26)(b)	12	10,907
Choice Hotels International Inc., 3.70%, 01/15/31 (Call 10/15/30)	5	4,296
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	21	17,940
3.75%, 05/01/29 (Call 05/01/24)(b)	11	10,017
4.00%, 05/01/31 (Call 05/01/26)(b)	18	15,999
4.88%, 01/15/30 (Call 01/15/25)	10	9,510
Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	5	4,412
5.00%, 06/01/29 (Call 06/01/24)(b)	11	10,196
6.63%, 01/15/32 (Call 01/15/27)(b)	15	15,001
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	10	9,049
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	42	40,642
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	30	26,167
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	5	4,268
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(b)(c)	10	9,070
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Call 12/04/24)(b)	15	13,541
Sands China Ltd.
3.10%, 03/08/29 (Call 01/08/29)	10	8,614
3.25%, 08/08/31 (Call 05/08/31)	10	8,295
4.63%, 06/18/30 (Call 03/18/30)	15	13,644
Station Casinos LLC, 4.63%, 12/01/31 (Call 06/01/31)(b)	5	4,444
Travel & Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	7	6,420
4.63%, 03/01/30 (Call 12/01/29)(b)	3	2,708
Wynn Macau Ltd., 5.13%, 12/15/29 (Call 12/15/24)(b)	13	11,683

		256,823

Machinery — 0.1%
BWX Technologies Inc., 4.13%, 04/15/29 (Call 04/15/24)(b)	8	7,417
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	30	26,654
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(b)	20	20,635
9.50%, 01/01/31 (Call 01/01/26)(b)	7	7,519
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	30	27,296
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	10	8,428
John Deere Capital Corp.
2.00%, 06/17/31	30	24,798
2.45%, 01/09/30	25	21,968
4.35%, 09/15/32	25	24,180

26	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	$5	$4,548
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(b)	5	3,035
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	40	34,837
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	5	4,016
3.50%, 03/01/29 (Call 12/01/28)	5	4,764
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)(c)	7	6,861
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	10	9,366
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)	5	4,189

		240,511

Manufacturing — 0.1%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	20	17,349
3.38%, 03/01/29 (Call 12/01/28)	30	27,628
Amsted Industries Inc., 4.63%, 05/15/30 (Call 05/15/25)(b)	8	7,304
Carlisle Companies Inc., 2.20%, 03/01/32 (Call 12/01/31)	5	3,955
Eaton Corp., 4.15%, 03/15/33 (Call 12/15/32)	55	51,809
Hillenbrand Inc., 3.75%, 03/01/31 (Call 03/01/26)	3	2,558
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	20	18,403
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	10	9,644
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	25	21,213
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	5	4,174
3.00%, 06/01/30 (Call 03/01/30)	25	21,939

		185,976

Media — 0.7%
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)(b)	30	25,791
AMC Networks Inc., 4.25%, 02/15/29 (Call 03/11/24)	5	3,236
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)(c)	7	5,285
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	37	29,749
4.25%, 01/15/34 (Call 01/15/28)(b)	25	18,697
4.50%, 08/15/30 (Call 02/15/25)(b)	40	33,180
4.50%, 05/01/32 (Call 05/01/26)	40	31,607
4.50%, 06/01/33 (Call 06/01/27)(b)	25	19,239
4.75%, 03/01/30 (Call 09/01/24)(b)	42	35,734
4.75%, 02/01/32 (Call 02/01/27)(b)	15	12,109
5.38%, 06/01/29 (Call 06/01/24)(b)	21	18,953
6.38%, 09/01/29 (Call 09/01/25)(b)	22	20,673
7.38%, 03/01/31 (Call 03/01/26)(b)(c)	15	14,527
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	30	22,789
5.05%, 03/30/29 (Call 12/30/28)	20	19,133
6.65%, 02/01/34 (Call 11/01/33)(c)	20	20,037
Comcast Corp.
1.95%, 01/15/31 (Call 10/15/30)	5	4,106
3.40%, 04/01/30 (Call 01/01/30)	25	22,879

Security	Par (000)	Value

Media (continued)
4.25%, 10/15/30 (Call 07/15/30)	$20	$19,114
4.25%, 01/15/33	45	42,150
4.65%, 02/15/33 (Call 11/15/32)(c)	40	38,836
4.80%, 05/15/33 (Call 02/15/33)	35	34,199
5.50%, 11/15/32 (Call 08/15/32)	25	25,625
Cox Communications Inc., 1.80%, 10/01/30 (Call 07/01/30)(b)	20	15,915
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)	10	7,055
4.13%, 12/01/30 (Call 12/01/25)(b)	10	7,449
4.50%, 11/15/31 (Call 11/15/26)(b)	20	14,831
4.63%, 12/01/30 (Call 12/01/25)(b)	35	19,492
5.00%, 11/15/31 (Call 11/15/26)(b)	8	4,405
5.75%, 01/15/30 (Call 01/15/25)(b)	30	17,635
11.75%, 01/31/29 (Call 01/31/26)(b)	25	26,170
Directv Financing LLC, 8.88%, 02/01/30 (Call 02/01/26)(b)	10	10,070
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	12	10,546
4.13%, 05/15/29 (Call 02/15/29)	16	14,786
DISH DBS Corp., 5.13%, 06/01/29	20	8,420
Fox Corp., 6.50%, 10/13/33 (Call 07/13/33)	50	52,510
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	11	7,088
5.38%, 11/15/31 (Call 11/15/26)(b)	14	9,065
Grupo Televisa SAB, 8.50%, 03/11/32	15	17,254
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29 (Call 07/15/24)(b)	10	8,402
Liberty Interactive LLC
8.25%, 02/01/30	7	4,573
8.50%, 07/15/29(c)	2	1,337
McGraw-Hill Education Inc., 8.00%, 08/01/29 (Call 08/01/24)(b)(c)	7	6,391
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)	15	13,609
5.13%, 02/15/32 (Call 02/15/27)(b)	7	6,518
Paramount Global
4.20%, 06/01/29 (Call 03/01/29)	5	4,403
4.20%, 05/19/32 (Call 02/19/32)(c)	15	12,225
4.95%, 01/15/31 (Call 10/15/30)	40	35,026
Scripps Escrow II Inc., 5.38%, 01/15/31 (Call 01/15/26)(b)	5	2,850
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	10	7,203
5.50%, 03/01/30 (Call 12/01/24)(b)(c)	5	3,615
Sirius XM Radio Inc.
3.88%, 09/01/31 (Call 09/01/26)(b)(c)	21	17,387
4.13%, 07/01/30 (Call 07/01/25)(b)	21	18,128
5.50%, 07/01/29 (Call 07/01/24)(b)	15	14,189
Sunrise FinCo I BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	15	13,291
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)	13	11,444
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	27	29,943
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	10	11,313
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)	16	14,013
7.38%, 06/30/30 (Call 06/30/25)(b)	12	11,590
Videotron Ltd., 3.63%, 06/15/29 (Call 06/15/24)(b)(c)	5	4,514

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Virgin Media Finance PLC, 5.00%, 07/15/30
(Call 07/15/25)(b)	$15	$12,941
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	10	8,737
5.50%, 05/15/29 (Call 05/15/24)(b)	20	18,747
VZ Secured Financing BV, 5.00%, 01/15/32
(Call 01/15/27)(b)	20	17,116
Walt Disney Co. (The)
2.65%, 01/13/31	45	39,092
3.80%, 03/22/30	25	23,589
6.55%, 03/15/33	5	5,576
Warner Media LLC, 7.63%, 04/15/31	5	5,337
Ziggo Bond Co. BV, 5.13%, 02/28/30
(Call 02/15/25)(b)	9	7,698
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	10	8,912

		1,160,048

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 6.38%, 06/15/30
(Call 07/15/25)(b)	5	5,019
Roller Bearing Co of America Inc., 4.38%, 10/15/29
(Call 10/15/24)(b)	10	9,107

		14,126

Mining — 0.4%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(Call 10/01/26)(b)	10	10,474
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (Call 11/28/32)	10	9,864
5.25%, 09/08/30 (Call 07/08/30)	25	25,213
5.25%, 09/08/33 (Call 06/08/33)	55	55,211
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(b)	5	4,450
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31 (Call 10/15/30)(d)	200	176,363
FMG Resources August 2006 Pty. Ltd., 4.38%, 04/01/31 (Call 01/01/31)(b)	21	18,792
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	10	9,784
6.13%, 04/15/32 (Call 01/15/32)(b)	11	10,868
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	20	18,690
4.63%, 08/01/30 (Call 08/01/25)	30	28,602
5.25%, 09/01/29 (Call 09/01/24)	25	24,872
Glencore Funding LLC, 2.50%, 09/01/30
(Call 06/01/30)(b)	55	46,476
Hudbay Minerals Inc., 6.13%, 04/01/29
(Call 04/01/24)(d)	10	9,812
Kaiser Aluminum Corp., 4.50%, 06/01/31
(Call 06/01/26)(b)	5	4,279
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.70%, 05/12/31 (Call 02/12/31)(b)	10	8,921
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)	30	24,676
2.80%, 10/01/29 (Call 07/01/29)	35	31,077
Novelis Corp.
3.88%, 08/15/31 (Call 08/15/26)(b)	10	8,467
4.75%, 01/30/30 (Call 01/30/25)(b)	22	20,141
Rio Tinto Alcan Inc., 7.25%, 03/15/31	10	11,179
Rio Tinto Finance USA PLC, 5.00%, 03/09/33
(Call 12/09/32)	10	9,987
South32 Treasury Ltd., 4.35%, 04/14/32
(Call 01/14/32)(b)	25	22,358

Security	Par (000)	Value

Mining (continued)
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	$9	$7,423

		597,979

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31
(Call 09/01/31)	15	13,008
Pitney Bowes Inc., 7.25%, 03/15/29
(Call 03/15/24)(b)	3	2,597

		15,605

Oil & Gas — 1.2%
Antero Resources Corp., 5.38%, 03/01/30
(Call 03/01/25)(b)	10	9,538
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)	10	9,189
Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 5.88%, 06/30/29 (Call 09/01/24)(b)	8	7,468
Baytex Energy Corp., 8.50%, 04/30/30
(Call 04/30/26)(b)	10	10,395
BP Capital Markets America Inc.
2.72%, 01/12/32 (Call 10/12/31)	35	29,688
3.63%, 04/06/30 (Call 01/06/30)	60	55,913
4.81%, 02/13/33 (Call 11/13/32)	15	14,635
Callon Petroleum Co., 7.50%, 06/15/30
(Call 06/15/25)(b)(c)	10	10,540
Canadian Natural Resources Ltd., 7.20%, 01/15/32	5	5,445
Chesapeake Energy Corp., 6.75%, 04/15/29
(Call 04/15/24)(b)	12	12,051
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)	45	38,935
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	10	9,301
Civitas Resources Inc.
8.63%, 11/01/30 (Call 11/01/26)(b)	10	10,709
8.75%, 07/01/31 (Call 07/01/26)(b)	20	21,289
CNOOC Petroleum North America ULC, 7.88%, 03/15/32	50	59,318
CNX Resources Corp., 7.38%, 01/15/31
(Call 01/15/26)(b)	9	9,080
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(b)(c)	14	12,242
6.75%, 03/01/29 (Call 03/18/24)(b)	15	13,836
ConocoPhillips Co., 6.95%, 04/15/29	20	21,923
Continental Resources Inc./OK
2.88%, 04/01/32 (Call 01/01/32)(b)	10	8,031
5.75%, 01/15/31 (Call 07/15/30)(b)	30	29,412
Coterra Energy Inc., 4.38%, 03/15/29
(Call 12/15/28)	20	19,263
CrownRock LP/CrownRock Finance Inc., 5.00%, 05/01/29 (Call 05/01/24)(b)	5	4,923
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	50	47,698
7.95%, 04/15/32	5	5,699
Diamond Foreign Asset Co./Diamond Finance LLC,
8.50%, 10/01/30 (Call 10/01/26)(b)	5	5,124
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	25	21,913
3.50%, 12/01/29 (Call 09/01/29)	35	32,128
Ecopetrol SA
4.63%, 11/02/31 (Call 08/02/31)	40	32,990
6.88%, 04/29/30 (Call 01/29/30)	55	53,491
8.88%, 01/13/33 (Call 10/13/32)	40	42,051
EQT Corp., 3.63%, 05/15/31 (Call 05/15/30)(b)	5	4,374
Equinor ASA, 2.38%, 05/22/30 (Call 02/22/30)	45	39,111

28	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	$15	$13,398
3.48%, 03/19/30 (Call 12/19/29)	60	55,978
Helmerich & Payne Inc., 2.90%, 09/29/31
(Call 06/29/31)	10	8,295
Hess Corp.
7.30%, 08/15/31	30	33,702
7.88%, 10/01/29	20	22,426
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)	15	14,029
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 04/15/30 (Call 04/15/25)(b)	5	4,861
6.00%, 02/01/31 (Call 02/01/26)(b)	10	9,662
6.25%, 04/15/32 (Call 05/15/27)(b)	5	4,861
8.38%, 11/01/33 (Call 11/01/28)(b)	10	10,741
Marathon Oil Corp., 6.80%, 03/15/32	5	5,329
Murphy Oil Corp., 7.05%, 05/01/29	5	5,181
Nabors Industries Inc., 9.13%, 01/31/30
(Call 05/31/26)(b)(c)	10	10,247
Noble Finance II LLC, 8.00%, 04/15/30
(Call 04/15/26)(b)	5	5,137
Northern Oil and Gas Inc., 8.75%, 06/15/31
(Call 06/15/26)(b)	10	10,464
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)	19	19,463
6.63%, 09/01/30 (Call 03/01/30)	26	27,360
7.50%, 05/01/31	16	17,675
7.88%, 09/15/31	21	23,644
8.88%, 07/15/30 (Call 01/15/30)	8	9,248
Ovintiv Inc.
6.25%, 07/15/33 (Call 04/15/33)	25	25,705
8.13%, 09/15/30	15	16,831
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	6	5,483
4.63%, 05/01/30 (Call 05/01/25)(b)	16	14,613
Patterson-UTI Energy Inc., 5.15%, 11/15/29
(Call 08/15/29)	3	2,884
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (Call 09/15/26)(b)	10	10,219
Permian Resources Operating LLC
5.88%, 07/01/29 (Call 07/01/24)(b)	5	4,888
7.00%, 01/15/32 (Call 01/15/27)(b)	15	15,413
9.88%, 07/15/31 (Call 07/15/26)(b)	10	11,082
Petrobras Global Finance BV, 5.60%, 01/03/31
(Call 10/03/30)(c)	60	58,537
Petroleos Mexicanos
5.95%, 01/28/31 (Call 10/28/30)	60	46,680
6.70%, 02/16/32 (Call 11/16/31)	100	80,588
6.84%, 01/23/30 (Call 10/23/29)	80	68,424
8.75%, 06/02/29 (Call 04/02/29)	10	9,560
10.00%, 02/07/33 (Call 11/07/32)	30	29,133
Petronas Capital Ltd., 2.48%, 01/28/32
(Call 10/28/31)(d)	200	165,745
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)	15	12,464
Phillips 66 Co., 3.15%, 12/15/29 (Call 09/15/29)	5	4,508
Pioneer Natural Resources Co., 1.90%, 08/15/30
(Call 05/15/30)	45	37,511
Range Resources Corp., 4.75%, 02/15/30
(Call 02/15/25)(b)	5	4,647
Rockcliff Energy II LLC, 5.50%, 10/15/29
(Call 10/15/24)(b)	10	9,215

Security	Par (000)	Value

Oil & Gas (continued)
Santos Finance Ltd., 6.88%, 09/19/33
(Call 06/19/33)(b)	$25	$26,158
Saudi Arabian Oil Co., 2.25%, 11/24/30
(Call 08/24/30)(d)	200	167,428
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	18	16,345
5.38%, 03/15/30 (Call 03/15/25)	14	13,401
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	13	12,009
4.50%, 04/30/30 (Call 04/30/25)	11	10,026
Talos Production Inc., 9.38%, 02/01/31
(Call 02/01/27)(b)	10	10,322
Tosco Corp., 8.13%, 02/15/30	25	28,880
TotalEnergies Capital International SA, 2.83%, 01/10/30 (Call 10/10/29)	40	35,931
Transocean Inc.
7.50%, 04/15/31	5	4,272
8.75%, 02/15/30 (Call 02/15/26)(b)	14	13,904
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(b)	15	15,407
Valero Energy Corp., 2.80%, 12/01/31
(Call 09/01/31)	30	25,320
Vermilion Energy Inc., 6.88%, 05/01/30
(Call 05/01/25)(b)	8	7,708
Viper Energy Inc., 7.38%, 11/01/31
(Call 11/01/26)(b)	5	5,167
Vital Energy Inc.
7.75%, 07/31/29 (Call 07/31/24)(b)	3	2,984
9.75%, 10/15/30 (Call 10/15/26)	5	5,350
Woodside Finance Ltd., 4.50%, 03/04/29
(Call 12/04/28)(b)	20	19,032
YPF SA, 9.00%, 06/30/29 (Call 12/30/28)(d)(g)	25	24,124

		2,097,302

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	5	4,560
4.49%, 05/01/30 (Call 02/01/30)	10	9,720
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	25	22,204
Helix Energy Solutions Group Inc., 9.75%, 03/01/29
(Call 03/01/26)(b)	5	5,286
Schlumberger Holdings Corp., 4.30%, 05/01/29
(Call 02/01/29)(b)	20	19,339
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	25	21,970
4.85%, 05/15/33 (Call 02/15/33)(c)	15	14,844
Weatherford International Ltd., 8.63%, 04/30/30
(Call 10/30/24)(b)	20	20,743

		118,666

Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	20	16,842
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC, 4.00%, 09/01/29
(Call 05/15/24)(b)	15	12,185
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	17	14,390
3.13%, 09/15/31 (Call 06/15/31)	12	10,104
6.00%, 06/15/29 (Call 05/15/26)	15	15,081
CCL Industries Inc., 3.05%, 06/01/30
(Call 03/01/30)(b)	10	8,634

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(b)	$5	$4,968
8.75%, 04/15/30 (Call 04/15/25)(b)	15	14,273
Crown Americas LLC, 5.25%, 04/01/30
(Call 01/01/30)	9	8,669
Graphic Packaging International LLC
3.50%, 03/01/29 (Call 09/01/28)(b)(c)	5	4,501
3.75%, 02/01/30 (Call 08/01/29)(b)	9	8,011
LABL Inc., 8.25%, 11/01/29 (Call 11/01/24)(b)(c)	6	5,066
OI European Group BV, 4.75%, 02/15/30
(Call 11/15/24)(b)	3	2,764
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31 (Call 05/15/26)(b)	10	10,118
Packaging Corp. of America, 3.00%, 12/15/29
(Call 09/15/29)	20	17,929
Sealed Air Corp.
5.00%, 04/15/29 (Call 04/15/25)(b)(c)	8	7,614
6.88%, 07/15/33(b)	10	10,336
Sonoco Products Co., 3.13%, 05/01/30
(Call 02/01/30)	25	22,185
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	3	2,734
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)	20	19,801

		216,205

Pharmaceuticals — 0.7%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	6	5,370
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)	80	73,193
AdaptHealth LLC
4.63%, 08/01/29 (Call 04/01/24)(b)	7	5,828
5.13%, 03/01/30 (Call 03/01/25)(b)	9	7,528
Astrazeneca Finance LLC
2.25%, 05/28/31 (Call 02/28/31)	10	8,387
4.88%, 03/03/33 (Call 12/03/32)	15	14,934
4.90%, 03/03/30 (Call 01/03/30)	20	20,035
4.90%, 02/26/31 (Call 12/26/30)	25	24,942
5.00%, 02/26/34 (Call 11/26/33)	25	25,093
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	20	16,202
Bausch Health Companies Inc.
5.00%, 02/15/29 (Call 03/11/24)(b)	5	2,205
5.25%, 01/30/30 (Call 01/30/25)(b)(c)	10	4,340
5.25%, 02/15/31 (Call 02/15/26)(b)(c)	5	2,166
6.25%, 02/15/29 (Call 03/11/24)(b)	10	4,594
7.25%, 05/30/29 (Call 05/30/24)(b)	5	2,222
14.00%, 10/15/30 (Call 10/15/25)(b)	5	2,899
Becton Dickinson and Co., 1.96%, 02/11/31
(Call 11/11/30)	40	32,520
BellRing Brands Inc., 7.00%, 03/15/30
(Call 03/15/27)(b)(c)	11	11,237
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	65	52,133
2.95%, 03/15/32 (Call 12/15/31)	15	12,960
3.40%, 07/26/29 (Call 04/26/29)	32	29,826
5.20%, 02/22/34 (Call 11/22/33)	50	50,381
5.75%, 02/01/31 (Call 12/01/30)	25	26,043
Cencora Inc., 2.70%, 03/15/31 (Call 12/15/30)	40	34,102
Cigna Group (The)
2.40%, 03/15/30 (Call 12/15/29)	44	37,721
5.40%, 03/15/33 (Call 12/15/32)	35	35,210
CVS Health Corp.
1.88%, 02/28/31 (Call 11/28/30)	15	12,055
2.13%, 09/15/31 (Call 06/15/31)	41	33,085
3.25%, 08/15/29 (Call 05/15/29)	40	36,393

Security	Par (000)	Value

Pharmaceuticals (continued)
3.75%, 04/01/30 (Call 01/01/30)	$15	$13,841
5.25%, 01/30/31 (Call 11/30/30)	35	34,942
5.25%, 02/21/33 (Call 11/21/32)	15	14,852
5.30%, 06/01/33 (Call 03/01/33)(c)	40	39,718
Eli Lilly & Co.
3.38%, 03/15/29 (Call 12/15/28)	20	18,844
4.70%, 02/27/33 (Call 11/27/32)	25	24,790
4.70%, 02/09/34 (Call 11/09/33)	25	24,685
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	15	14,075
HLF Financing Sarl LLC/Herbalife International Inc.,
4.88%, 06/01/29 (Call 06/01/24)(b)(c)	8	5,715
Johnson & Johnson, 1.30%, 09/01/30
(Call 06/01/30)	45	36,848
McKesson Corp., 5.10%, 07/15/33 (Call 04/15/33)	25	24,903
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	15	12,260
2.15%, 12/10/31 (Call 09/10/31)	35	29,026
3.40%, 03/07/29 (Call 12/07/28)	50	46,961
4.30%, 05/17/30 (Call 03/17/30)	25	24,328
Option Care Health Inc., 4.38%, 10/31/29
(Call 10/31/24)(b)	5	4,565
Organon & Co./Organon Foreign Debt Co.-Issuer
BV, 5.13%, 04/30/31 (Call 04/30/26)(b)	25	21,401
Owens & Minor Inc.
4.50%, 03/31/29 (Call 04/01/24)(b)(c)	6	5,362
6.63%, 04/01/30 (Call 04/01/25)(b)	10	9,671
Perrigo Finance Unlimited Co., 4.65%, 06/15/30
(Call 03/15/30)	10	8,980
Pfizer Inc.
2.63%, 04/01/30 (Call 01/01/30)	40	35,365
3.45%, 03/15/29 (Call 12/15/28)	40	37,600
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30 (Call 03/19/30)	40	39,352
4.75%, 05/19/33 (Call 02/19/33)	65	63,340
Prestige Brands Inc., 3.75%, 04/01/31
(Call 04/01/26)(b)	7	6,049
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	20	16,824
Zoetis Inc., 5.60%, 11/16/32 (Call 08/16/32)	10	10,334

		1,248,235

Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	10	9,517
6.63%, 02/01/32 (Call 02/01/27)(b)	10	9,965
Boardwalk Pipelines LP
3.60%, 09/01/32 (Call 06/01/32)	25	21,712
4.80%, 05/03/29 (Call 02/03/29)	10	9,717
Cameron LNG LLC, 2.90%, 07/15/31
(Call 04/15/31)(b)	25	21,462
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	25	23,082
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	35	29,253
4.00%, 03/01/31 (Call 03/01/26)	21	18,756
4.50%, 10/01/29 (Call 10/01/24)	21	19,685
5.95%, 06/30/33 (Call 12/30/32)	22	22,088
CNX Midstream Partners LP, 4.75%, 04/15/30
(Call 04/15/25)(b)	3	2,629
Colonial Enterprises Inc., 3.25%, 05/15/30
(Call 02/15/30)(b)	10	8,911

30	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33 (Call 08/15/33)(b)	$35	$35,951
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (Call 06/15/26)(b)	20	18,642
7.50%, 12/15/33 (Call 12/15/28)(b)	10	10,199
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	3	2,557
5.13%, 05/15/29 (Call 02/15/29)	15	14,814
8.13%, 08/16/30	2	2,280
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	13	11,880
4.38%, 06/15/31 (Call 06/15/26)(b)	17	15,323
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32
(Call 11/15/31)(b)	45	37,913
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)	25	22,585
5.70%, 03/08/33 (Call 12/08/32)	50	50,610
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	30	27,372
5.25%, 04/15/29 (Call 01/15/29)	25	24,902
5.75%, 02/15/33 (Call 11/15/32)	40	40,246
6.55%, 12/01/33 (Call 09/01/33)	25	26,501
7.38%, 02/01/31 (Call 02/01/26)(b)	10	10,458
8.00%, 04/01/29 (Call 04/01/24)(b)	5	5,184
8.00%, 05/15/54 (Call 02/15/29),
(5-year CMT + 4.020%)(a)	10	10,390
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	7	6,788
6.50%, 09/01/30 (Call 03/01/30)(b)	15	15,379
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	10	8,878
3.13%, 07/31/29 (Call 04/30/29)	25	22,872
EQM Midstream Partners LP
4.75%, 01/15/31 (Call 07/15/30)(b)	15	13,959
7.50%, 06/01/30 (Call 12/01/29)(b)	5	5,325
Flex Intermediate Holdco LLC, 3.36%, 06/30/31
(Call 12/30/30)(b)	5	4,062
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30 (Call 04/01/30)(b)	10	8,460
Genesis Energy LP/Genesis Energy Finance Corp., 8.88%, 04/15/30 (Call 04/15/26)	10	10,373
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32 (Call 01/15/27)(b)	5	5,129
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	10	9,103
5.50%, 10/15/30 (Call 10/15/25)(b)	5	4,806
ITT Holdings LLC, 6.50%, 08/01/29
(Call 08/01/24)(b)	16	14,280
Kinder Morgan Energy Partners LP, 7.75%, 03/15/32	10	11,253
Kinder Morgan Inc.
4.80%, 02/01/33 (Call 11/01/32)	20	18,871
5.20%, 06/01/33 (Call 03/01/33)	10	9,727
5.40%, 02/01/34 (Call 11/01/33)	25	24,568
7.80%, 08/01/31	10	11,183
Kinetik Holdings LP, 5.88%, 06/15/30
(Call 06/15/25)(b)	15	14,623
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	5	4,810
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	5	4,255

Security	Par (000)	Value

Pipelines (continued)
4.95%, 09/01/32 (Call 06/01/32)	$15	$14,358
5.00%, 03/01/33 (Call 12/01/32)	30	28,700
NGL Energy Operating LLC/NGL Energy Finance
Corp., 8.38%, 02/15/32 (Call 02/15/27)(b)	15	15,244
NuStar Logistics LP, 6.38%, 10/01/30
(Call 04/01/30)	10	10,033
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	20	18,266
5.80%, 11/01/30 (Call 09/01/30)	35	35,828
6.10%, 11/15/32 (Call 08/15/32)	30	31,073
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	5	4,533
3.80%, 09/15/30 (Call 06/15/30)	25	22,776
Rockies Express Pipeline LLC
4.80%, 05/15/30 (Call 02/15/30)(b)	5	4,632
4.95%, 07/15/29 (Call 04/15/29)(b)	11	10,289
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30
(Call 11/15/29)	20	19,147
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
6.00%, 12/31/30 (Call 12/31/25)(b)	10	9,308
6.00%, 09/01/31 (Call 09/01/26)(b)	10	9,198
Targa Resources Corp., 6.13%, 03/15/33
(Call 12/15/32)	25	25,760
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	15	13,387
4.88%, 02/01/31 (Call 02/01/26)	35	33,213
5.50%, 03/01/30 (Call 03/01/25)	15	14,828
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/30
(Call 12/01/29)(b)	5	4,348
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	15	12,292
4.10%, 04/15/30 (Call 01/15/30)	25	23,416
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	35	31,491
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(b)	10	8,391
6.25%, 01/15/30 (Call 10/15/29)(b)	20	19,996
3.88%, 08/15/29 (Call 02/15/29)(b)	19	17,052
4.13%, 08/15/31 (Call 02/15/31)(b)	15	13,168
Venture Global LNG Inc.
8.38%, 06/01/31 (Call 06/01/26)(b)	30	30,349
9.88%, 02/01/32 (Call 02/01/27)(b)	30	31,581
Western Midstream Operating LP, 4.05%, 02/01/30
(Call 11/01/29)	20	18,503
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	10	8,424
4.65%, 08/15/32 (Call 05/15/32)	40	38,037
Series A, 7.50%, 01/15/31	10	11,109

		1,382,018

Private Equity — 0.0%
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29
(Call 06/19/29)(b)	5	4,606
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29
(Call 04/01/29)(b)	15	13,891

		18,497

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate — 0.1%
Anywhere Real Estate Group LLC/Anywhere
Co-Issuer Corp., 7.00%, 04/15/30
(Call 04/15/25)(b)	$17	$15,767
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31 (Call 09/01/26)(b)	5	5,224
Greystar Real Estate Partners LLC, 7.75%, 09/01/30 (Call 09/01/26)(b)	5	5,213
Howard Hughes Corp. (The), 4.38%, 02/01/31
(Call 02/01/26)(b)	10	8,545
Hunt Companies Inc., 5.25%, 04/15/29
(Call 04/15/24)(b)(c)	10	9,153
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 04/01/24)	6	4,867
4.75%, 02/01/30 (Call 09/01/24)	10	7,914
5.00%, 03/01/31 (Call 03/01/26)	12	9,329
Realty Income Corp., 3.40%, 01/15/30
(Call 10/15/29)	30	27,191

		93,203

Real Estate Investment Trusts — 1.0%
Agree LP
2.60%, 06/15/33 (Call 03/15/33)	5	3,873
4.80%, 10/01/32 (Call 07/01/32)	15	14,019
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	10	7,479
3.38%, 08/15/31 (Call 05/15/31)	35	30,734
4.70%, 07/01/30 (Call 04/01/30)	15	14,418
American Assets Trust LP, 3.38%, 02/01/31
(Call 11/01/30)	15	12,133
American Homes 4 Rent LP, 3.63%, 04/15/32
(Call 01/15/32)	30	26,139
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	5	4,016
2.30%, 09/15/31 (Call 06/15/31)	20	16,142
2.70%, 04/15/31 (Call 01/15/31)	15	12,582
2.90%, 01/15/30 (Call 10/15/29)	5	4,386
3.80%, 08/15/29 (Call 05/15/29)	20	18,512
5.55%, 07/15/33 (Call 04/15/33)	10	9,997
5.65%, 03/15/33 (Call 12/15/32)	10	10,056
5.90%, 11/15/33 (Call 08/15/33)	25	25,637
Apollo Commercial Real Estate Finance Inc.,
4.63%, 06/15/29 (Call 06/15/24)(b)	6	4,968
AvalonBay Communities Inc., 2.45%, 01/15/31
(Call 10/17/30)	25	21,319
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	25	19,426
2.90%, 03/15/30 (Call 12/15/29)	20	16,905
3.25%, 01/30/31 (Call 10/30/30)	25	21,048
Brandywine Operating Partnership LP, 4.55%, 10/01/29 (Call 07/01/29)(c)	5	4,184
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	15	12,181
4.05%, 07/01/30 (Call 04/01/30)	25	22,957
Broadstone Net Lease LLC, 2.60%, 09/15/31
(Call 06/15/31)	10	7,758
Camden Property Trust, 3.15%, 07/01/29
(Call 04/01/29)	5	4,549
Crown Castle Inc.
2.25%, 01/15/31 (Call 10/15/30)	25	20,434
2.50%, 07/15/31 (Call 04/15/31)	25	20,473
3.10%, 11/15/29 (Call 08/15/29)	15	13,273
3.30%, 07/01/30 (Call 04/01/30)	15	13,247

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Digital Realty Trust LP, 3.60%, 07/01/29
(Call 04/01/29)	$25	$23,049
Diversified Healthcare Trust, 4.38%, 03/01/31
(Call 09/01/30)	5	3,795
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	25	20,441
3.75%, 08/15/29 (Call 05/15/29)	5	4,367
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	25	20,729
3.20%, 11/18/29 (Call 08/18/29)	20	17,975
3.90%, 04/15/32 (Call 01/15/32)	25	22,687
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	55	49,834
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	10	8,152
3.00%, 01/15/30 (Call 10/15/29)	5	4,387
4.00%, 03/01/29 (Call 12/01/28)	25	23,676
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	10	7,928
2.40%, 10/15/31 (Call 07/15/31)	30	24,233
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)	14	12,598
6.75%, 12/01/33 (Call 09/01/33)	25	25,963
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)	8	6,598
Healthcare Realty Holdings LP, 3.10%, 02/15/30
(Call 11/15/29)	15	12,925
Healthpeak OP LLC
3.00%, 01/15/30 (Call 10/15/29)	15	13,161
5.25%, 12/15/32 (Call 09/15/32)	10	9,777
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	10	7,865
3.05%, 02/15/30 (Call 11/15/29)	15	12,557
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)	25	22,118
Series I, 3.50%, 09/15/30 (Call 06/15/30)	10	8,816
Hudson Pacific Properties LP, 4.65%, 04/01/29
(Call 01/01/29)	10	8,332
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	25	19,528
4.15%, 04/15/32 (Call 01/15/32)	15	13,556
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	13	11,508
4.88%, 09/15/29 (Call 09/15/24)(b)	7	6,510
5.25%, 07/15/30 (Call 07/15/25)(b)	19	17,782
5.63%, 07/15/32 (Call 07/15/26)(b)	15	13,932
Iron Mountain Information Management
Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	10	8,935
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	5	3,705
3.05%, 02/15/30 (Call 11/15/29)	30	25,128
4.25%, 08/15/29 (Call 05/15/29)	5	4,562
Kimco Realty OP LLC, 3.20%, 04/01/32
(Call 01/01/32)	25	21,235
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp., 4.75%, 06/15/29
(Call 06/15/24)(b)	10	8,965
Mid-America Apartments LP, 3.95%, 03/15/29
(Call 12/15/28)	40	38,167
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	17	11,390
4.63%, 08/01/29 (Call 08/01/24)(c)	16	11,922

32	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
National Health Investors Inc., 3.00%, 02/01/31
(Call 11/01/30)	$15	$12,024
Office Properties Income Trust, 3.45%, 10/15/31
(Call 07/15/31)	5	2,076
Omega Healthcare Investors Inc., 3.38%, 02/01/31
(Call 11/01/30)	15	12,627
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29 (Call 05/15/24)(b)	11	10,135
Phillips Edison Grocery Center Operating
Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	10	8,042
Physicians Realty LP, 2.63%, 11/01/31
(Call 08/01/31)	5	4,071
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	20	15,345
Prologis LP
2.25%, 04/15/30 (Call 01/15/30)	15	12,863
2.25%, 01/15/32 (Call 10/15/31)	20	16,337
4.75%, 06/15/33 (Call 03/15/33)	20	19,372
Public Storage Operating Co., 2.30%, 05/01/31
(Call 02/01/31)	20	16,781
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	15	12,226
Realty Income Corp.
3.25%, 01/15/31 (Call 10/15/30)	10	8,845
4.85%, 03/15/30 (Call 01/15/30)	15	14,703
5.63%, 10/13/32 (Call 07/13/32)	35	35,351
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	5	4,424
3.70%, 06/15/30 (Call 03/15/30)	15	13,667
Rexford Industrial Realty LP, 2.13%, 12/01/30
(Call 09/01/30)	10	8,097
RLJ Lodging Trust LP, 4.00%, 09/15/29
(Call 09/15/24)(b)	10	8,730
Sabra Health Care LP, 3.20%, 12/01/31
(Call 09/01/31)	15	12,183
Safehold GL Holdings LLC, 2.80%, 06/15/31
(Call 03/15/31)	15	12,192
Scentre Group Trust 1/Scentre Group Trust 2,
4.38%, 05/28/30 (Call 02/28/30)(b)	40	37,599
Service Properties Trust
4.38%, 02/15/30 (Call 08/15/29)	8	6,120
4.95%, 10/01/29 (Call 07/01/29)	4	3,292
8.63%, 11/15/31 (Call 11/15/26)(b)	15	15,864
Simon Property Group LP
2.25%, 01/15/32 (Call 10/15/31)	20	16,083
2.45%, 09/13/29 (Call 06/13/29)	45	39,204
2.65%, 02/01/32 (Call 12/01/31)	15	12,460
Store Capital LLC
2.70%, 12/01/31 (Call 09/01/31)	15	11,671
2.75%, 11/18/30 (Call 08/18/30)	5	3,958
4.63%, 03/15/29 (Call 12/15/28)	5	4,665
Sun Communities Operating LP
2.70%, 07/15/31 (Call 04/15/31)	20	16,312
4.20%, 04/15/32 (Call 01/15/32)	15	13,312
5.70%, 01/15/33 (Call 10/15/32)	5	4,922
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	25	21,448
3.20%, 01/15/30 (Call 10/15/29)	5	4,473
Uniti Group LP/Uniti Fiber Holdings Inc./CSL
Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(b)	8	5,843

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC, 6.50%, 02/15/29 (Call 03/11/24)(b)	$15	$11,601
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	5	4,069
3.00%, 01/15/30 (Call 10/15/29)	25	21,821
VICI Properties LP
4.95%, 02/15/30 (Call 12/15/29)	10	9,544
5.13%, 05/15/32 (Call 02/15/32)	25	23,479
VICI Properties LP/VICI Note Co. Inc.
4.13%, 08/15/30 (Call 02/15/25)(b)	25	22,452
4.63%, 12/01/29 (Call 12/01/24)(b)	30	27,930
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)	5	3,880
WEA Finance LLC, 3.50%, 06/15/29
(Call 03/15/29)(b)	25	21,623
Welltower OP LLC
3.10%, 01/15/30 (Call 10/15/29)	45	40,128
3.85%, 06/15/32 (Call 03/15/32)	20	17,930
4.13%, 03/15/29 (Call 12/15/28)	10	9,507
Weyerhaeuser Co., 4.00%, 04/15/30
(Call 01/15/30)	35	32,709
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	5	4,626
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(b)	5	4,619

		1,734,868

Retail — 0.8%
1011778 BC ULC/New Red Finance Inc., 4.00%, 10/15/30 (Call 10/15/25)(b)	41	36,022
7-Eleven Inc., 1.80%, 02/10/31 (Call 11/10/30)(b)	15	11,945
Advance Auto Parts Inc., 3.90%, 04/15/30
(Call 01/15/30)	10	8,930
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(b)	5	4,333
Asbury Automotive Group Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)	11	10,025
4.75%, 03/01/30 (Call 03/01/25)	8	7,282
5.00%, 02/15/32 (Call 11/15/26)(b)	8	7,119
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	25	19,795
3.85%, 03/01/32 (Call 12/01/31)	5	4,364
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)	25	23,499
4.75%, 02/01/33 (Call 11/01/32)	35	33,526
Bath & Body Works Inc.
6.63%, 10/01/30 (Call 10/01/25)(b)(c)	15	15,094
6.95%, 03/01/33	5	4,868
7.50%, 06/15/29 (Call 06/15/24)	5	5,149
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(b)	5	4,501
6.50%, 08/01/30 (Call 08/01/26)(b)	10	10,056
Bloomin’ Brands Inc./OSI Restaurant Partners LLC,
5.13%, 04/15/29 (Call 04/15/24)(b)	8	7,387
BlueLinx Holdings Inc., 6.00%, 11/15/29
(Call 11/15/24)(b)(c)	7	6,676
Brinker International Inc., 8.25%, 07/15/30
(Call 06/27/26)(b)	5	5,242
Carrols Restaurant Group Inc., 5.88%, 07/01/29
(Call 07/01/24)(b)	3	3,063
Carvana Co.
12.00%, 12/01/28 (Call 08/15/24),
(12.00% PIK)(b)(f)	7	7,097
13.00%, 06/01/30 (Call 08/15/25),
(13.00% PIK)(b)(f)	16	14,854

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
14.00%, 06/01/31 (Call 08/15/28),
(14.00% PIK)(b)(c)(f)	$24	$22,786
Costco Wholesale Corp., 1.60%, 04/20/30
(Call 01/20/30)	50	41,637
Dick’s Sporting Goods Inc., 3.15%, 01/15/32
(Call 10/15/31)	20	16,756
Dollar General Corp.
5.00%, 11/01/32 (Call 08/01/32)	5	4,855
5.45%, 07/05/33 (Call 04/05/33)(c)	35	34,732
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29 (Call 04/01/24)(b)	13	12,348
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co. Inc., 6.75%, 01/15/30
(Call 01/15/25)(b)	19	16,776
FirstCash Inc.
5.63%, 01/01/30 (Call 01/01/25)(b)	5	4,737
6.88%, 03/01/32 (Call 03/01/27)(b)	30	29,728
Foot Locker Inc., 4.00%, 10/01/29
(Call 10/01/24)(b)(c)	5	4,237
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 04/01/24)(b)	8	7,041
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	10	8,452
3.88%, 10/01/31 (Call 10/01/26)(b)	12	9,659
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	5	4,013
2.75%, 02/01/32 (Call 11/01/31)	25	20,546
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 01/15/32 (Call 01/15/27)(b)	5	4,736
GYP Holdings III Corp., 4.63%, 05/01/29
(Call 05/01/24)(b)	8	7,424
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	35	27,689
2.70%, 04/15/30 (Call 01/15/30)	5	4,423
2.95%, 06/15/29 (Call 03/15/29)	60	54,767
4.50%, 09/15/32 (Call 06/15/32)(c)	45	43,979
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)	5	3,954
LCM Investments Holdings II LLC
4.88%, 05/01/29 (Call 05/01/24)(b)	13	11,683
8.25%, 08/01/31 (Call 08/01/26)(b)	10	10,238
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	15	13,385
4.38%, 01/15/31 (Call 10/15/25)(b)	7	6,207
Lowe’s Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	40	34,109
3.65%, 04/05/29 (Call 01/05/29)	40	37,714
3.75%, 04/01/32 (Call 01/01/32)	30	27,225
4.50%, 04/15/30 (Call 01/15/30)	20	19,430
5.00%, 04/15/33 (Call 01/15/33)(c)	15	14,782
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(b)	3	2,890
5.88%, 03/15/30 (Call 03/15/25)(b)(c)	10	9,375
6.13%, 03/15/32 (Call 03/15/27)(b)	5	4,653
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	15	12,835
4.60%, 09/09/32 (Call 06/09/32)	50	48,815
Michaels Companies Inc. (The), 7.88%, 05/01/29
(Call 05/01/24)(b)	20	12,923
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	5	4,287
4.75%, 09/15/29 (Call 09/15/24)	5	4,707

Security	Par (000)	Value

Retail (continued)
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	$4	$3,372
4.38%, 04/01/30 (Call 01/01/30)	8	7,067
O’Reilly Automotive Inc.
4.20%, 04/01/30 (Call 01/01/30)	10	9,492
4.70%, 06/15/32 (Call 03/15/32)	30	29,011
Papa John’s International Inc., 3.88%, 09/15/29
(Call 09/15/24)(b)(c)	8	7,090
Park River Holdings Inc.
5.63%, 02/01/29 (Call 04/01/24)(b)	8	6,732
6.75%, 08/01/29 (Call 08/01/24)(b)	3	2,578
Patrick Industries Inc., 4.75%, 05/01/29
(Call 05/01/24)(b)	5	4,579
Penske Automotive Group Inc., 3.75%, 06/15/29
(Call 06/15/24)	5	4,425
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29
(Call 11/01/25)(b)	5	5,322
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32 (Call 03/01/27)(c)	25	24,905
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)(c)	10	8,837
4.88%, 11/15/31 (Call 11/15/26)(b)	7	6,017
SRS Distribution Inc.
6.00%, 12/01/29 (Call 12/01/24)(b)	11	10,239
6.13%, 07/01/29 (Call 07/01/24)(b)(c)	5	4,663
Starbucks Corp.
2.55%, 11/15/30 (Call 08/15/30)	35	30,045
3.55%, 08/15/29 (Call 05/15/29)	25	23,436
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31
(Call 06/01/26)(b)	10	9,008
Superior Plus LP/Superior General Partner Inc.,
4.50%, 03/15/29 (Call 03/15/24)(b)	10	9,055
Target Corp.
2.65%, 09/15/30 (Call 06/15/30)	5	4,385
3.38%, 04/15/29 (Call 01/15/29)	15	14,058
4.40%, 01/15/33 (Call 10/15/32)	30	28,951
4.50%, 09/15/32 (Call 06/15/32)	25	24,194
TJX Companies Inc. (The), 3.88%, 04/15/30
(Call 01/15/30)	25	23,703
Tractor Supply Co., 5.25%, 05/15/33
(Call 02/15/33)	25	24,845
Victoria’s Secret & Co., 4.63%, 07/15/29
(Call 07/15/24)(b)(c)	7	5,905
Walgreens Boots Alliance Inc., 3.20%, 04/15/30
(Call 01/15/30)(c)	5	4,320
Walmart Inc.
3.25%, 07/08/29 (Call 04/08/29)(c)	35	32,927
4.10%, 04/15/33 (Call 01/15/33)	15	14,286
4.15%, 09/09/32 (Call 06/09/32)	10	9,649
7.55%, 02/15/30	15	17,353
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	13	11,412
4.63%, 01/31/32 (Call 10/01/26)	13	11,930
4.75%, 01/15/30 (Call 10/15/29)(b)	11	10,439
5.38%, 04/01/32 (Call 04/01/27)	17	16,330

		1,371,920

Semiconductors — 0.5%
Advanced Micro Devices Inc., 3.92%, 06/01/32
(Call 03/01/32)	10	9,354

34	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Analog Devices Inc., 2.10%, 10/01/31
(Call 07/01/31)	$15	$12,376
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	72	59,930
3.42%, 04/15/33 (Call 01/15/33)(b)	75	64,046
4.30%, 11/15/32 (Call 08/15/32)	50	46,301
5.00%, 04/15/30 (Call 01/15/30)	30	29,895
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)(c)	8	7,091
4.75%, 04/15/29 (Call 01/15/29)(b)	35	33,048
5.95%, 06/15/30 (Call 06/15/25)(b)	11	10,787
Intel Corp.
2.00%, 08/12/31 (Call 05/12/31)	30	24,346
3.90%, 03/25/30 (Call 12/25/29)	60	56,415
4.15%, 08/05/32 (Call 05/05/32)	10	9,397
5.13%, 02/10/30 (Call 12/10/29)	20	20,158
5.20%, 02/10/33 (Call 11/10/32)	40	40,017
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	5	4,849
4.65%, 07/15/32 (Call 04/15/32)	20	19,496
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	15	12,588
4.00%, 03/15/29 (Call 12/15/28)	15	14,454
Marvell Technology Inc., 2.95%, 04/15/31
(Call 01/15/31)	35	29,973
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	45	36,916
5.88%, 02/09/33 (Call 11/09/32)	5	5,103
5.88%, 09/15/33 (Call 06/15/33)	50	50,961
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	25	20,885
2.85%, 04/01/30 (Call 01/01/30)	10	9,005
NXP BV/NXP Funding LLC/NXP USA Inc.
2.65%, 02/15/32 (Call 11/15/31)	40	32,838
3.40%, 05/01/30 (Call 02/01/30)	15	13,428
4.30%, 06/18/29 (Call 03/18/29)	15	14,320
5.00%, 01/15/33 (Call 10/15/32)	17	16,428
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	35	32,548
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	45	38,490
Skyworks Solutions Inc., 3.00%, 06/01/31
(Call 03/01/31)	5	4,187
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	8	7,166
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	40	33,473
2.25%, 09/04/29 (Call 06/04/29)	55	48,539
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	20	17,308

		886,116

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30
(Call 02/01/30)	10	9,401

Software — 0.5%
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	10	8,723
AthenaHealth Group Inc., 6.50%, 02/15/30
(Call 02/15/25)(b)	32	28,677
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	15	12,443
2.85%, 01/15/30 (Call 10/15/29)	5	4,432
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	5	4,189
2.90%, 12/01/29 (Call 09/01/29)	25	22,008

Security	Par (000)	Value

Software (continued)
Capstone Borrower Inc., 8.00%, 06/15/30
(Call 06/15/26)(b)	$5	$5,164
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(b)	6	6,040
Central Parent LLC/CDK Global II LLC/CDK
Financing Co. Inc., 8.00%, 06/15/29
(Call 06/15/25)(b)	15	15,452
Clarivate Science Holdings Corp., 4.88%, 07/01/29
(Call 06/30/24)(b)	12	10,879
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(b)	55	51,223
9.00%, 09/30/29 (Call 09/30/25)(b)	55	51,347
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29
(Call 12/15/24)(b)(c)	5	4,617
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	7	6,294
Fidelity National Information Services Inc.
2.25%, 03/01/31 (Call 12/01/30)	15	12,535
5.10%, 07/15/32 (Call 04/15/32)(c)	10	9,994
Fiserv Inc.
2.65%, 06/01/30 (Call 03/01/30)	10	8,599
3.50%, 07/01/29 (Call 04/01/29)	25	22,988
5.60%, 03/02/33 (Call 12/02/32)	40	40,328
Intuit Inc., 5.20%, 09/15/33 (Call 06/15/33)	30	30,300
Microsoft Corp., 1.35%, 09/15/30 (Call 06/15/30)(b)	10	8,184
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(b)	16	14,106
3.63%, 11/01/31 (Call 11/01/26)(b)	5	4,332
3.88%, 02/15/31 (Call 06/01/25)(b)	37	32,909
4.00%, 11/15/29 (Call 11/15/24)(b)	7	6,429
Open Text Corp., 3.88%, 12/01/29 (Call 12/01/24)(b)	10	8,838
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	14	12,368
4.13%, 12/01/31 (Call 12/01/26)(b)	10	8,563
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	75	64,700
2.95%, 04/01/30 (Call 01/01/30)	40	35,278
4.90%, 02/06/33 (Call 11/06/32)	35	33,795
6.15%, 11/09/29 (Call 09/09/29)	20	20,912
6.25%, 11/09/32 (Call 08/09/32)	35	36,957
Playtika Holding Corp., 4.25%, 03/15/29
(Call 04/01/24)(b)(c)	10	8,537
RingCentral Inc., 8.50%, 08/15/30 (Call 08/15/26)(b)	5	5,167
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	16	14,011
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	10	7,989
2.95%, 09/15/29 (Call 06/15/29)	5	4,476
RRD Parent Inc., 10.00%, 10/15/31,
(10.00% PIK)(b)(f)	6	11,169
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	25	20,054
Take-Two Interactive Software Inc., 4.00%, 04/14/32
(Call 01/14/32)	30	27,504
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	8	7,129
3.88%, 03/15/31 (Call 03/15/26)	9	7,837
UKG Inc., 6.88%, 02/01/31 (Call 02/01/27)(b)	11	11,115
VMware LLC
2.20%, 08/15/31 (Call 05/15/31)	25	20,158
4.70%, 05/15/30 (Call 02/15/30)	10	9,616
Workday Inc., 3.80%, 04/01/32 (Call 01/01/32)	15	13,559

		811,924

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 1.0%
Altice France SA/France
5.13%, 07/15/29 (Call 04/15/24)(b)	$30	$22,658
5.50%, 10/15/29 (Call 10/15/24)(b)	25	18,936
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	50	39,427
2.75%, 06/01/31 (Call 03/01/31)	55	46,834
4.30%, 02/15/30 (Call 11/15/29)	50	47,719
4.35%, 03/01/29 (Call 12/01/28)	60	57,957
5.40%, 02/15/34 (Call 11/15/33)	50	50,067
Bell Telephone Co. of Canada or Bell Canada,
5.10%, 05/11/33 (Call 02/11/33)	15	14,841
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	5	4,497
4.88%, 11/23/81 (Call 08/23/31),
(5-year CMT + 3.493%)(a)(b)	5	4,404
9.63%, 12/15/30	55	67,262
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)(c)	5	4,476
CommScope Inc., 4.75%, 09/01/29
(Call 09/01/24)(b)	19	13,013
Deutsche Telekom International Finance BV
8.75%, 06/15/30	15	17,689
9.25%, 06/01/32	20	25,239
Empresa Nacional de Telecomunicaciones SA,
3.05%, 09/14/32 (Call 06/14/32)(d)	150	118,461
Frontier Communications Holdings LLC
5.88%, 11/01/29 (Call 11/01/24)	10	8,553
6.00%, 01/15/30 (Call 10/15/24)(b)	17	14,535
6.75%, 05/01/29 (Call 05/01/24)(b)	12	10,784
8.63%, 03/15/31 (Call 03/15/26)(b)	10	10,129
8.75%, 05/15/30 (Call 05/15/25)(b)	14	14,277
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(Call 03/15/25)(b)	42	39,120
Juniper Networks Inc., 2.00%, 12/10/30
(Call 09/10/30)	5	4,026
Koninklijke KPN NV, 8.38%, 10/01/30	5	5,828
Level 3 Financing Inc.
3.63%, 01/15/29	16	9,360
3.75%, 07/15/29	12	7,020
3.88%, 11/15/29	20	20,600
10.50%, 05/15/30	18	18,523
11.00%, 11/15/29 (Call 03/22/27)(h)	12	11,742
Lumen Technologies Inc., 4.50%, 01/15/29
(Call 03/11/24)(b)	7	2,199
Motorola Solutions Inc., 2.75%, 05/24/31
(Call 02/24/31)	42	35,038
Orange SA, 9.00%, 03/01/31	20	24,169
Rogers Communications Inc., 3.80%, 03/15/32
(Call 12/15/31)	30	26,652
Singapore Telecommunications Ltd., 7.38%, 12/01/31(b)	50	57,404
Sprint Capital Corp., 8.75%, 03/15/32	39	47,128
Telecom Italia Capital SA, 6.38%, 11/15/33	15	14,380
Telefonica Europe BV, 8.25%, 09/15/30	30	34,051
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	10	8,676
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	25	20,284
2.40%, 03/15/29 (Call 01/15/29)	25	21,992
2.55%, 02/15/31 (Call 11/15/30)	40	33,706
2.70%, 03/15/32 (Call 12/15/31)	5	4,155
2.88%, 02/15/31 (Call 02/15/26)	12	10,323
3.38%, 04/15/29 (Call 04/15/24)	27	24,799

Security	Par (000)	Value

Telecommunications (continued)
3.50%, 04/15/31 (Call 04/15/26)	$105	$93,960
3.88%, 04/15/30 (Call 01/15/30)	20	18,571
5.05%, 07/15/33 (Call 04/15/33)	25	24,455
5.20%, 01/15/33 (Call 10/15/32)	15	14,904
Verizon Communications Inc.
1.68%, 10/30/30 (Call 07/30/30)	10	8,047
1.75%, 01/20/31 (Call 10/20/30)	70	56,135
2.36%, 03/15/32 (Call 12/15/31)	75	60,746
2.55%, 03/21/31 (Call 12/21/30)	70	58,973
3.15%, 03/22/30 (Call 12/22/29)	10	8,952
4.02%, 12/03/29 (Call 09/03/29)	45	42,713
5.05%, 05/09/33 (Call 02/09/33)	20	19,800
7.75%, 12/01/30	5	5,704
Viasat Inc., 7.50%, 05/30/31 (Call 05/30/26)(b)	10	7,026
Viavi Solutions Inc., 3.75%, 10/01/29
(Call 10/01/24)(b)	5	4,339
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	20	17,022
4.75%, 07/15/31 (Call 07/15/26)(b)	20	17,291
Vodafone Group PLC
4.13%, 06/04/81 (Call 03/04/31),
(5-year CMT + 2.767%)(a)	12	10,269
6.25%, 11/30/32	25	26,540
7.00%, 04/04/79 (Call 01/04/29),
(5-year USD Swap + 4.873%)(a)	30	30,747

		1,619,127

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	25	22,939
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(b)	10	9,130

		32,069

Transportation — 0.2%
AP Moller - Maersk A/S, 4.50%, 06/20/29
(Call 03/20/29)(b)	10	9,778
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	25	22,205
2.88%, 11/15/29 (Call 08/15/29)	10	8,894
7.13%, 10/15/31	20	22,344
Carriage Purchaser Inc., 7.88%, 10/15/29
(Call 10/15/24)(b)	3	2,625
CSX Corp., 4.10%, 11/15/32 (Call 08/15/32)	45	41,988
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	35	31,750
4.25%, 05/15/30 (Call 02/15/30)	10	9,543
First Student Bidco Inc./First Transit Parent Inc.,
4.00%, 07/31/29 (Call 07/31/24)(b)	13	11,310
GN Bondco LLC, 9.50%, 10/15/31
(Call 10/15/26)(b)(c)	10	9,899
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	10	8,346
2.55%, 11/01/29 (Call 08/01/29)	10	8,788
3.00%, 03/15/32 (Call 12/15/31)	20	17,191
4.45%, 03/01/33 (Call 12/01/32)(c)	25	23,787
Rand Parent LLC, 8.50%, 02/15/30
(Call 02/15/26)(b)	10	9,710
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(b)	15	12,798
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)	50	43,505
2.80%, 02/14/32 (Call 12/15/31)	25	21,457
United Parcel Service Inc.
4.45%, 04/01/30 (Call 01/01/30)	25	24,571

36	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.88%, 03/03/33 (Call 12/03/32)	$10	$9,925
Walmart Inc., 1.80%, 09/22/31 (Call 06/22/31)	40	32,783
XPO Inc.
7.13%, 06/01/31 (Call 06/01/26)(b)	10	10,221
7.13%, 02/01/32 (Call 02/01/27)(b)	10	10,159

		403,577

Trucking & Leasing — 0.0%
Fortress Transportation and Infrastructure
Investors LLC, 7.88%, 12/01/30
(Call 12/01/26)(b)	10	10,487
GATX Corp.
4.00%, 06/30/30 (Call 03/30/30)	35	32,466
4.90%, 03/15/33 (Call 12/15/32)	5	4,775
Penske Truck Leasing Co. LP/PTL Finance Corp.,
6.20%, 06/15/30 (Call 04/15/30)(b)	25	25,866

		73,594

Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	15	12,415
2.80%, 05/01/30 (Call 02/01/30)	15	13,129
3.45%, 06/01/29 (Call 03/01/29)	5	4,648
4.45%, 06/01/32 (Call 03/01/32)	15	14,342
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	5	4,104
3.57%, 05/01/29 (Call 02/01/29)	30	27,811

		76,449

Total Corporate Bonds & Notes — 22.7% (Cost: $39,821,762)		38,609,873

Foreign Government Obligations(i)

Argentina — 0.2%
Argentina Bonar Bonds
0.75%, 07/09/30(g)	195	84,337
1.00%, 07/09/29	35	15,055
Argentine Republic Government International Bond
0.75%, 07/09/30 (Call 04/03/24)(c)(g)	216	99,822
1.00%, 07/09/29 (Call 04/01/24)(c)	80	37,018

		236,232

Bahrain — 0.1%
CBB International Sukuk Programme Co., 3.88%, 05/18/29(d)	200	182,125

Bermuda — 0.0%
Bermuda Government International Bond, 4.75%, 02/15/29 (Call 11/15/28)(d)	5	4,846

Brazil — 0.1%
Brazilian Government International Bond, 3.75%, 09/12/31	200	173,808

Canada — 0.2%
Province of Alberta Canada, 4.50%, 01/24/34	100	98,383
Province of British Columbia Canada, 4.20%, 07/06/33	90	86,971
Province of Ontario Canada
1.13%, 10/07/30	10	8,063
2.00%, 10/02/29	45	39,393
2.13%, 01/21/32(c)	50	42,010

Security	Par (000)	Value

Canada (continued)
Province of Quebec Canada
1.35%, 05/28/30	$55	$45,512
Series PD, 7.50%, 09/15/29	20	22,828

		343,160

Colombia — 0.1%
Colombia Government International Bond, 3.00%, 01/30/30 (Call 10/30/29)	200	164,096

Dominican Republic — 0.1%
Dominican Republic International Bond, 7.05%, 02/03/31 (Call 12/03/30)(d)	150	154,711

Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(j)	15	6,076
6.00%, 07/31/30(d)(g)	55	33,556

		39,632

Egypt — 0.1%
Egypt Government International Bond, 5.88%, 02/16/31(d)	200	161,180

France — 0.0%
Caisse d’Amortissement de la Dette Sociale, 2.13%, 01/26/32(b)	30	25,209

Hong Kong — 0.2%
Airport Authority, 1.63%, 02/04/31 (Call 11/04/30)(b)	200	163,594
Hong Kong Government International Bond, 1.38%, 02/02/31(b)	200	164,096

		327,690

Hungary — 0.1%
Hungary Government International Bond, 2.13%, 09/22/31(d)	200	156,342

India — 0.1%
Export-Import Bank of India, 2.25%, 01/13/31(d)	200	164,810

Indonesia — 0.2%
Indonesia Government International Bond, 2.15%, 07/28/31 (Call 04/28/31)	200	163,627
Perusahaan Penerbit SBSN Indonesia III, 4.70%, 06/06/32(d)	200	195,773

		359,400
Israel — 0.1%
Israel Government International Bond, 2.75%, 07/03/30	200	171,229

Italy — 0.0%
Republic of Italy Government International Bond,
2.88%, 10/17/29	25	22,025

Japan — 0.1%
Japan Bank for International Cooperation, 1.88%, 04/15/31	200	165,991

Lebanon — 0.0%
Lebanon Government International Bond
6.65%, 02/26/30(d)(k)(l)	46	2,778
6.85%, 05/25/29(k)(l)	2	121
7.00%, 03/23/32(d)(k)(l)	16	967

		3,866

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico — 0.2%
Mexico Government International Bond
4.75%, 04/27/32 (Call 01/27/32)	$200	$188,252
8.30%, 08/15/31(c)	100	118,153

		306,405

Nigeria — 0.1%
Nigeria Government International Bond, 7.14%, 02/23/30(d)	200	176,694

Oman — 0.1%
Oman Government International Bond, 6.00%, 08/01/29(d)	200	202,662

Panama — 0.1%
Panama Government International Bond, 2.25%, 09/29/32 (Call 06/29/32)	200	140,113

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	10	7,569
2.78%, 01/23/31 (Call 10/23/30)	100	85,063

		92,632

Philippines — 0.1%
Philippine Government International Bond
6.38%, 01/15/32	100	108,075
9.50%, 02/02/30	50	61,359

		169,434

Poland — 0.1%
Republic of Poland Government International Bond
4.88%, 10/04/33 (Call 07/04/33)	50	48,955
5.75%, 11/16/32 (Call 08/16/32)	21	21,895

		70,850

Qatar — 0.1%
Qatar Government International Bond, 9.75%, 06/15/30(b)	150	191,804

Romania — 0.0%
Romanian Government International Bond
3.00%, 02/14/31(d)	20	16,611
3.63%, 03/27/32(d)	42	35,490

		52,101

Saudi Arabia — 0.3%
Saudi Government International Bond
3.25%, 10/22/30(d)	200	179,505
4.38%, 04/16/29(d)	200	194,005
5.00%, 01/16/34(b)	200	196,448

		569,958

South Africa — 0.1%
Republic of South Africa Government International Bond, 5.88%, 06/22/30	100	92,640

South Korea — 0.1%
Export-Import Bank of Korea, 1.25%, 09/21/30	200	159,916

Supranational — 0.7%
Asian Development Bank
1.75%, 09/19/29	23	20,027
1.88%, 03/15/29	25	22,186
1.88%, 01/24/30	30	26,057
3.13%, 04/27/32	30	27,373
4.00%, 01/12/33	45	43,651
4.13%, 01/12/34	100	97,767

Security	Par (000)	Value

Supranational (continued)
European Investment Bank
0.75%, 09/23/30	$30	$23,916
3.63%, 07/15/30	100	95,920
3.75%, 02/14/33	142	135,675
Inter-American Development Bank
1.13%, 01/13/31(c)	50	40,400
2.25%, 06/18/29	55	49,469
3.50%, 09/14/29	30	28,680
3.50%, 04/12/33	20	18,613
4.50%, 09/13/33	95	95,547
International Bank for Reconstruction & Development
0.75%, 08/26/30	45	35,777
0.88%, 05/14/30	5	4,044
1.25%, 02/10/31(c)	85	69,112
1.63%, 11/03/31	105	86,329
1.75%, 10/23/29	65	56,464
2.50%, 03/29/32	95	82,961
3.63%, 09/21/29	65	62,597
4.00%, 01/10/31	100	97,578
International Finance Corp., 0.75%, 08/27/30	45	35,851

		1,255,994

Turkey — 0.3%
Turkiye Government International Bond
9.38%, 01/19/33	200	221,593
11.88%, 01/15/30	200	247,336

		468,929

Ukraine — 0.0%
Ukraine Government International Bond, 7.75%, 09/01/29(d)(k)(l)	100	28,244

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, 3.13%, 04/16/30(d)	200	182,896
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	178,642

		361,538

Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 01/23/31 (Call 10/23/30)	50	48,685

Total Foreign Government Obligations — 4.3% (Cost: $7,407,246)		7,244,951

Municipal Debt Obligations

California — 0.0%
State of California GO
2.50%, 10/01/29	50	44,710
5.75%, 10/01/31	50	52,984
6.00%, 03/01/33	15	16,134
University of California RB, Series BG, 1.32%, 05/15/27 (Call 03/15/27)	10	8,992

		122,820

Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	125	123,135

Total Municipal Debt Obligations — 0.1% (Cost: $251,353)		245,955

38	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 51.1%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	$7		$6,637
3.00%, 03/01/46	106		93,590
3.00%, 07/01/46	8		6,881
3.00%, 08/01/46	48		42,121
3.00%, 09/01/46	34		29,848
3.00%, 10/01/46	18		15,925
3.00%, 12/01/46	166		146,164
3.00%, 01/01/47	28		24,175
3.00%, 02/01/47	90		79,166
3.00%, 06/01/47	79		69,087
3.00%, 08/01/47	11		9,365
3.00%, 09/01/47	22		19,069
3.00%, 10/01/47	19		16,353
3.50%, 06/01/34	6		5,888
3.50%, 03/01/38	45		42,787
3.50%, 10/01/42	37		34,476
3.50%, 10/01/44	16		14,890
3.50%, 03/01/46	88		80,359
3.50%, 12/01/46	11		9,760
3.50%, 01/01/47	17		15,341
3.50%, 04/01/47	26		23,856
3.50%, 07/01/47	24		22,571
3.50%, 08/01/47	4		3,733
3.50%, 09/01/47	60		54,598
3.50%, 12/01/47	3		2,971
3.50%, 02/01/48	58		52,847
3.50%, 03/01/48	26		23,510
3.50%, 05/01/48	16		14,528
3.50%, 04/01/49	44		40,325
3.50%, 05/01/49	10		8,893
3.50%, 06/01/49	14		12,513
4.00%, 09/01/45	10		9,726
4.00%, 02/01/46	90		84,505
4.00%, 10/01/46	5		4,669
4.00%, 10/01/47	2		2,097
4.00%, 01/01/48	18		16,810
4.00%, 02/01/48	8		7,692
4.00%, 06/01/48	21		19,472
4.00%, 12/01/48	12		11,292
4.00%, 01/01/49	0	(m)	69
4.00%, 01/01/49	3		2,805
4.50%, 10/01/48	21		20,000
4.50%, 01/01/49	9		9,063
5.00%, 12/01/41	164		164,166
Federal National Mortgage Association
3.00%, 02/01/47	26		22,776
3.50%, 11/01/51	262		234,984
4.00%, 02/01/47	25		23,240
4.00%, 02/01/57	20		18,757
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	280		261,783
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250		203,172
Freddie Mac Multifamily Structured Pass Through Certificates
2.45%, 04/25/32 (Call 05/25/32)	400		337,838
Series K056, Class A2, 2.53%, 05/25/26 (Call 06/25/26)	35		33,359
Series K066, Class A2, 3.12%, 06/25/27 (Call 07/25/27)	100		95,190

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K078, Class A2, 3.85%, 06/25/28 (Call 10/25/28)	$175	$169,020
Series K090, Class A2, 3.42%, 02/25/29 (Call 10/25/29)	100	94,348
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	70	62,677
Government National Mortgage Association
2.00%, 08/20/50	153	124,828
2.00%, 12/20/50	425	346,654
2.00%, 01/20/51	621	506,561
2.00%, 02/20/51	914	744,553
2.00%, 10/20/51	462	375,630
2.00%, 12/20/51	1,110	902,880
2.00%, 04/20/52	504	410,384
2.00%, 03/20/54(n)	1,675	1,363,096
2.50%, 12/20/46	35	30,479
2.50%, 01/20/47	17	14,460
2.50%, 08/20/50	136	113,741
2.50%, 09/20/50	198	165,252
2.50%, 01/20/51	194	163,844
2.50%, 02/20/51	92	77,708
2.50%, 05/20/51	299	253,438
2.50%, 07/20/51	873	739,039
2.50%, 08/20/51	572	483,908
2.50%, 11/20/51	932	788,387
2.50%, 12/20/51	297	251,209
2.50%, 02/20/52	649	548,566
2.50%, 03/20/54(n)	1,150	973,217
3.00%, 03/20/45	31	27,660
3.00%, 05/20/45	68	60,624
3.00%, 07/20/45	58	51,871
3.00%, 10/20/45	6	5,648
3.00%, 11/20/45	200	178,294
3.00%, 12/20/45	18	16,330
3.00%, 01/20/46	10	8,546
3.00%, 02/20/46	22	19,735
3.00%, 03/20/46	54	47,788
3.00%, 05/20/46	26	23,455
3.00%, 06/20/46	19	16,881
3.00%, 07/20/46	16	14,192
3.00%, 08/20/46	86	76,212
3.00%, 09/20/46	51	45,457
3.00%, 11/20/46	216	192,532
3.00%, 12/20/46	78	69,834
3.00%, 02/20/47	17	15,159
3.00%, 06/20/47	25	22,107
3.00%, 11/20/47	102	90,484
3.00%, 02/20/48	17	15,162
3.00%, 04/20/49	326	289,799
3.00%, 09/20/49	14	12,139
3.00%, 01/20/50	99	87,350
3.00%, 02/20/50	106	93,875
3.00%, 07/20/50	45	39,841
3.00%, 08/20/50	61	53,743
3.00%, 10/20/51	9	8,218
3.00%, 11/20/51	182	160,042
3.00%, 02/20/52	26	22,508
3.00%, 03/20/52	508	440,582
3.00%, 09/20/52	316	277,283
3.00%, 03/20/54(n)	850	745,130
3.50%, 09/20/42	197	181,995

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 10/20/42	$8	$7,536
3.50%, 12/20/42	81	75,043
3.50%, 04/20/43	59	54,377
3.50%, 06/20/45	11	10,063
3.50%, 11/20/45	38	34,596
3.50%, 12/20/45	4	3,369
3.50%, 03/20/46	42	38,724
3.50%, 04/20/46	20	17,996
3.50%, 06/20/46	69	63,220
3.50%, 12/20/46	18	16,270
3.50%, 01/20/47	5	4,314
3.50%, 02/20/47	12	10,832
3.50%, 03/20/47	5	4,855
3.50%, 09/20/47	16	15,059
3.50%, 11/20/47	26	24,085
3.50%, 02/20/48	15	13,999
3.50%, 04/20/48	50	46,047
3.50%, 05/20/48	38	34,479
3.50%, 08/20/48	33	30,357
3.50%, 09/20/48	3	3,152
3.50%, 01/20/49	14	12,946
3.50%, 03/20/49	180	164,676
3.50%, 09/20/49	37	33,621
3.50%, 12/20/49	21	18,957
3.50%, 03/20/50	665	606,519
3.50%, 05/20/50	46	41,712
3.50%, 02/20/52	660	597,264
3.50%, 03/20/54(n)	494	446,776
4.00%, 04/20/47	71	66,821
4.00%, 06/20/47	48	44,925
4.00%, 07/20/47	126	118,498
4.00%, 11/20/47	26	24,265
4.00%, 03/20/48	33	30,818
4.00%, 04/20/48	15	14,555
4.00%, 05/15/48	7	6,234
4.00%, 05/20/48	39	36,977
4.00%, 08/20/48	42	39,753
4.00%, 09/20/48	17	16,014
4.00%, 11/20/48	93	87,471
4.00%, 01/20/50	226	213,210
4.00%, 02/20/50	59	55,858
4.00%, 12/20/52	95	88,600
4.00%, 03/20/54(n)	925	860,805
4.50%, 07/20/41	44	43,202
4.50%, 10/20/46	39	37,674
4.50%, 06/20/47	4	4,112
4.50%, 04/20/48	10	9,937
4.50%, 06/20/48	5	4,679
4.50%, 08/20/48	39	37,691
4.50%, 10/20/48	75	72,598
4.50%, 12/20/48	13	13,259
4.50%, 03/20/49	141	136,666
4.50%, 06/20/49	69	66,418
4.50%, 07/20/49	18	17,548
4.50%, 08/20/49	4	4,117
4.50%, 07/20/52	650	621,720
4.50%, 08/20/52	164	156,408
4.50%, 03/20/54(n)	175	167,105
5.00%, 04/20/48	12	11,465
5.00%, 05/20/48	21	21,188
5.00%, 11/20/48	4	3,767

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 12/20/48	$24	$23,346
5.00%, 01/20/49	32	31,988
5.00%, 05/20/49	3	2,905
5.00%, 06/20/49	97	96,405
5.00%, 07/20/52	27	26,772
5.00%, 12/20/52	749	731,941
5.00%, 01/20/53	189	184,990
5.00%, 04/20/53	202	197,280
5.00%, 03/20/54(n)	125	122,088
5.50%, 12/20/52	128	127,368
5.50%, 01/20/53	400	397,073
5.50%, 03/20/53	255	253,047
5.50%, 04/20/53	106	105,229
5.50%, 06/20/53	26	25,997
5.50%, 07/20/53	9	9,392
5.50%, 03/20/54(n)	303	300,976
6.00%, 09/20/53	165	165,820
6.00%, 10/20/53	245	245,945
6.00%, 01/20/54	73	73,246
6.00%, 03/20/54(n)	550	552,682
6.50%, 11/20/53	106	107,738
6.50%, 03/20/54(n)	700	709,494
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	5	3,929
1.50%, 02/01/37	103	89,193
1.50%, 03/01/37	71	60,481
1.50%, 04/01/37	8	7,099
1.50%, 03/18/39(n)	300	258,660
1.50%, 11/01/50	178	133,324
1.50%, 01/01/51	405	303,461
1.50%, 07/01/51	132	98,290
1.50%, 11/01/51	172	128,355
2.00%, 12/01/35	31	27,391
2.00%, 02/01/36	173	153,772
2.00%, 03/01/36	18	16,062
2.00%, 08/01/36	19	16,987
2.00%, 09/01/36	93	81,894
2.00%, 11/01/36	21	18,146
2.00%, 01/01/37	21	18,361
2.00%, 02/01/37	180	158,960
2.00%, 04/01/37	59	52,197
2.00%, 03/18/39(n)	736	649,459
2.00%, 05/01/50	217	174,884
2.00%, 07/01/50	224	177,721
2.00%, 09/01/50	827	655,208
2.00%, 10/01/50	286	227,040
2.00%, 12/01/50	1,412	1,125,165
2.00%, 01/01/51	235	187,336
2.00%, 02/01/51	968	766,033
2.00%, 03/01/51	699	554,690
2.00%, 04/01/51	1,096	867,611
2.00%, 05/01/51	82	65,228
2.00%, 06/01/51	231	183,868
2.00%, 07/01/51	308	243,880
2.00%, 08/01/51	208	164,168
2.00%, 10/01/51	2,470	1,958,025
2.00%, 11/01/51	216	171,327
2.00%, 12/01/51	490	385,767
2.00%, 01/01/52	880	694,861
2.00%, 02/01/52	1,304	1,025,869
2.00%, 03/01/52	1,402	1,102,132

40	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 04/01/52	$2,872	$2,258,165
2.00%, 05/01/52	3,394	2,668,177
2.50%, 04/01/32	23	21,501
2.50%, 07/01/35	26	23,952
2.50%, 10/01/35	56	50,962
2.50%, 05/01/36	32	28,648
2.50%, 07/01/36	84	76,595
2.50%, 03/18/39(n)	300	271,962
2.50%, 04/01/47	31	26,555
2.50%, 06/01/50	49	40,698
2.50%, 07/01/50	65	54,795
2.50%, 08/01/50	98	81,857
2.50%, 09/01/50	558	464,423
2.50%, 10/01/50	409	340,305
2.50%, 11/01/50	1,164	966,120
2.50%, 12/01/50	45	37,005
2.50%, 01/01/51	68	55,564
2.50%, 02/01/51	496	409,799
2.50%, 04/01/51	44	35,976
2.50%, 07/01/51	85	70,243
2.50%, 08/01/51	42	34,419
2.50%, 09/01/51	707	582,651
2.50%, 11/01/51	112	93,335
2.50%, 12/01/51	2,874	2,365,914
2.50%, 01/01/52	2,668	2,194,604
2.50%, 03/01/52	64	53,004
2.50%, 04/01/52	1,832	1,510,719
2.50%, 05/01/52	1,417	1,164,807
2.50%, 07/01/52	843	693,114
2.50%, 08/01/52	1,129	928,358
3.00%, 03/01/30	37	35,236
3.00%, 01/01/31	23	21,527
3.00%, 02/01/31	6	6,073
3.00%, 02/01/32	7	6,465
3.00%, 06/01/32	6	5,995
3.00%, 11/01/32	8	7,317
3.00%, 12/01/32	6	5,661
3.00%, 01/01/33	6	5,666
3.00%, 02/01/33	7	6,786
3.00%, 09/01/34	49	46,112
3.00%, 12/01/34	43	40,115
3.00%, 04/01/35	246	229,505
3.00%, 03/18/39(n)	25	23,162
3.00%, 11/01/42	4	3,832
3.00%, 09/01/43	6	5,216
3.00%, 01/01/44	9	7,577
3.00%, 10/01/44	98	87,233
3.00%, 03/01/45	51	45,511
3.00%, 05/01/45	24	21,477
3.00%, 07/01/46	264	231,913
3.00%, 08/01/46	21	18,734
3.00%, 11/01/46	185	161,492
3.00%, 12/01/46	129	112,996
3.00%, 01/01/47	56	49,805
3.00%, 02/01/47	176	154,699
3.00%, 03/01/47	98	85,279
3.00%, 07/01/47	49	42,702
3.00%, 08/01/47	7	6,159
3.00%, 12/01/47	38	33,282
3.00%, 03/01/48	15	13,389
3.00%, 11/01/48	57	50,054

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 02/01/49	$831	$729,763
3.00%, 09/01/49	99	85,926
3.00%, 11/01/49	7	6,367
3.00%, 12/01/49	806	699,027
3.00%, 02/01/50	963	834,712
3.00%, 06/01/50	94	81,721
3.00%, 07/01/50	80	69,625
3.00%, 08/01/50	28	24,583
3.00%, 05/01/51	320	279,188
3.00%, 06/01/51	1,095	942,257
3.00%, 07/01/51	268	232,154
3.00%, 08/01/51	119	102,444
3.00%, 11/01/51	100	85,740
3.00%, 03/01/52	792	682,489
3.00%, 04/01/52	649	558,680
3.00%, 05/01/52	453	389,047
3.50%, 03/01/33	8	7,828
3.50%, 04/01/33	11	10,525
3.50%, 05/01/33	7	7,086
3.50%, 02/01/34	20	19,111
3.50%, 07/01/34	7	7,093
3.50%, 08/01/34	7	6,856
3.50%, 03/18/39(n)	50	47,301
3.50%, 02/01/45	10	9,207
3.50%, 01/01/46	16	14,344
3.50%, 03/01/46	45	41,700
3.50%, 07/01/46	7	6,682
3.50%, 08/01/46	231	210,108
3.50%, 10/01/46	52	47,610
3.50%, 12/01/46	52	47,374
3.50%, 01/01/47	62	57,503
3.50%, 02/01/47	19	18,059
3.50%, 05/01/47	15	13,309
3.50%, 08/01/47	11	10,089
3.50%, 11/01/47	10	8,734
3.50%, 01/01/48	340	308,300
3.50%, 02/01/48	133	120,934
3.50%, 03/01/48	5	4,084
3.50%, 04/01/48	36	33,141
3.50%, 05/01/48	12	10,844
3.50%, 06/01/48	28	25,198
3.50%, 11/01/48	10	9,216
3.50%, 01/01/49	50	44,902
3.50%, 04/01/49	9	8,261
3.50%, 06/01/49	85	77,057
3.50%, 07/01/49	37	32,997
3.50%, 05/01/50	159	142,743
3.50%, 06/01/50	977	878,723
3.50%, 07/01/50	128	115,542
3.50%, 02/01/51	414	372,393
3.50%, 04/01/52	113	102,074
3.50%, 06/01/52	470	422,606
3.50%, 07/01/52	956	852,107
3.50%, 03/13/54(n)	750	667,171
4.00%, 07/01/32	3	3,238
4.00%, 05/01/33	5	4,630
4.00%, 06/01/33	5	4,412
4.00%, 07/01/33	3	2,873
4.00%, 12/01/33	7	6,435
4.00%, 08/01/37	4	4,122
4.00%, 09/01/37	7	6,879

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 11/01/37	$8	$8,046
4.00%, 02/01/38	4	3,688
4.00%, 06/01/38	5	4,644
4.00%, 11/01/38	2	1,833
4.00%, 03/18/39(n)	94	90,529
4.00%, 01/01/45	39	36,691
4.00%, 03/01/45	6	5,931
4.00%, 06/01/45	16	15,410
4.00%, 06/01/46	71	67,507
4.00%, 07/01/46	152	143,063
4.00%, 10/01/46	8	7,457
4.00%, 02/01/47	5	4,487
4.00%, 08/01/47	3	2,828
4.00%, 09/01/47	34	31,560
4.00%, 10/01/47	50	46,691
4.00%, 01/01/48	41	38,458
4.00%, 09/01/48	186	174,014
4.00%, 10/01/48	18	16,497
4.00%, 11/01/48	22	20,847
4.00%, 12/01/48	11	10,685
4.00%, 01/01/49	467	436,515
4.00%, 02/01/49	5	5,115
4.00%, 03/01/49	24	22,744
4.00%, 04/01/49	41	38,199
4.00%, 05/01/49	24	22,118
4.00%, 06/01/49	53	49,073
4.00%, 07/01/49	122	113,746
4.00%, 12/01/49	18	16,838
4.00%, 02/01/50	4	3,852
4.00%, 04/01/50	187	173,730
4.00%, 05/01/50	20	18,430
4.00%, 03/01/51	192	179,539
4.00%, 04/01/52	70	64,521
4.00%, 05/01/52	92	84,732
4.00%, 07/01/52	937	863,769
4.00%, 08/01/52	119	109,035
4.00%, 10/01/52	470	436,096
4.00%, 02/01/53	557	518,452
4.00%, 03/13/54(n)	621	571,305
4.50%, 01/01/44	103	99,670
4.50%, 02/01/46	15	14,449
4.50%, 04/01/47	6	6,196
4.50%, 10/01/47	15	13,936
4.50%, 03/01/48	11	10,777
4.50%, 06/01/48	9	8,692
4.50%, 07/01/48	2	1,788
4.50%, 08/01/48	24	23,321
4.50%, 10/01/48	32	30,847
4.50%, 11/01/48	40	37,765
4.50%, 12/01/48	50	47,827
4.50%, 01/01/49	18	16,885
4.50%, 02/01/49	53	50,505
4.50%, 04/01/49	70	67,383
4.50%, 05/01/49	25	23,934
4.50%, 09/01/50	194	186,508
4.50%, 06/01/52	198	187,194
4.50%, 08/01/52	116	110,153
4.50%, 09/01/52	596	564,765
4.50%, 10/01/52	276	262,082
4.50%, 11/01/52	168	159,327
4.50%, 12/01/52	801	762,693

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/01/53	$150	$142,467
4.50%, 03/13/54(n)	474	448,654
5.00%, 03/01/48	4	3,988
5.00%, 04/01/48	13	13,129
5.00%, 05/01/48	9	8,762
5.00%, 07/01/48	11	10,726
5.00%, 01/01/49	8	8,355
5.00%, 04/01/49	14	13,827
5.00%, 08/01/52	46	45,114
5.00%, 09/01/52	136	133,555
5.00%, 10/01/52	94	92,083
5.00%, 11/01/52	162	157,780
5.00%, 12/01/52	138	134,601
5.00%, 01/01/53	86	83,602
5.00%, 03/01/53	71	69,263
5.00%, 06/01/53	193	188,984
5.00%, 03/01/54(n)	1,975	1,915,134
5.50%, 01/01/47	12	12,081
5.50%, 09/01/52	68	68,668
5.50%, 11/01/52	94	94,439
5.50%, 12/01/52	272	272,567
5.50%, 01/01/53	281	281,602
5.50%, 02/01/53	363	361,725
5.50%, 03/01/53	242	241,103
5.50%, 04/01/53	754	752,122
5.50%, 05/01/53	548	542,262
5.50%, 06/01/53	47	47,156
5.50%, 03/13/54(n)	550	544,045
6.00%, 02/01/49	26	27,166
6.00%, 01/01/53	65	66,065
6.00%, 06/01/53	37	37,704
6.00%, 07/01/53	205	205,705
6.00%, 08/01/53	753	765,346
6.00%, 09/01/53	302	305,350
6.00%, 11/01/53	268	270,227
6.00%, 12/01/53	86	87,256
6.00%, 02/01/54	53	53,178
6.00%, 03/13/54(n)	525	527,190
6.00%, 04/11/54(n)	275	276,104
6.50%, 10/01/53	46	46,744
6.50%, 11/01/53	482	491,546
6.50%, 12/01/53	152	154,865
6.50%, 01/01/54	148	151,273
6.50%, 02/01/54	145	149,542
6.50%, 03/13/54(n)	950	966,611

		87,029,164

U.S. Government Agency Obligations — 0.1%
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32(c)	50	56,672
Federal National Mortgage Association, 0.88%, 08/05/30	50	40,304

		96,976

U.S. Government Obligations — 20.4%
U.S. Treasury Note/Bond
0.63%, 05/15/30	200	160,578
0.63%, 08/15/30	500	398,086
0.88%, 11/15/30	700	563,500
1.13%, 02/15/31	750	611,602
1.25%, 08/15/31	1,980	1,603,181
1.38%, 11/15/31	1,300	1,055,437

42	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.50%, 02/15/30	$200	$171,125
1.63%, 08/15/29	475	415,588
1.63%, 05/15/31	870	729,305
1.75%, 11/15/29	50	43,848
1.88%, 02/28/29	320	285,775
1.88%, 02/15/32	1,170	982,617
2.38%, 03/31/29	870	795,098
2.38%, 05/15/29	700	638,641
2.63%, 02/15/29	310	287,234
2.63%, 07/31/29	700	644,875
2.75%, 05/31/29	500	464,492
2.75%, 08/15/32	1,490	1,330,291
2.88%, 04/30/29	700	655,047
2.88%, 05/15/32	1,820	1,645,394
3.13%, 08/31/29	700	660,680
3.25%, 06/30/29	700	665,930
3.38%, 05/15/33	1,300	1,213,062
3.50%, 01/31/30	900	863,648
3.50%, 04/30/30	1,000	958,125
3.50%, 02/15/33	1,700	1,603,844
3.63%, 03/31/30	400	386,094
3.75%, 05/31/30	500	485,508
3.75%, 06/30/30	500	485,391
3.75%, 12/31/30	600	581,531
3.88%, 09/30/29	770	754,720
3.88%, 11/30/29	400	391,906
3.88%, 12/31/29	900	881,508
3.88%, 08/15/33	1,495	1,450,384
4.00%, 10/31/29	830	818,328
4.00%, 02/28/30	590	581,288
4.00%, 07/31/30	450	443,039
4.00%, 01/31/31	200	196,781
4.00%, 02/15/34	600	588,281
4.13%, 08/31/30	500	495,547
4.13%, 11/15/32	2,050	2,028,539
4.38%, 11/30/30	1,440	1,448,100
4.50%, 11/15/33	1,830	1,864,884
4.63%, 09/30/30	100	101,969
4.88%, 10/31/30	100	103,406
5.25%, 02/15/29	50	51,973
5.38%, 02/15/31	300	320,766
6.13%, 08/15/29(c)	500	543,164
6.25%, 05/15/30	300	331,359

		34,781,469

Total U.S. Government & Agency Obligations — 71.6% (Cost: $130,703,048)		121,907,609

Total Long-Term Investments — 99.5%
(Cost: $179,757,576)		169,441,883

	Shares

Short-Term Securities

Money Market Funds — 10.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(o)(p)	14,514,928	14,522,185

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(o)(p)(q)	2,507,818	$2,507,818

Total Short-Term Securities — 10.0% (Cost: $17,024,985)		17,030,003

Total Investments Before TBA Sales Commitments — 109.5% (Cost: $196,782,561)		186,471,886

	Par (000)

TBA Sales Commitments(n)

Mortgage-Backed Securities — (0.5)%
Government National Mortgage Association, 2.00%, 03/20/54	$(625)	(508,618)
Uniform Mortgage-Backed Securities
6.00%, 03/13/54	(275)	(276,147)
6.50%, 03/13/54	(100)	(101,748)

Total TBA Sales Commitments — (0.5)% (Proceeds: $(883,174))		(886,513)

Total Investments, Net of TBA Sales Commitments — 109.0% (Cost: $195,899,387)		185,585,373

Liabilities in Excess of Other Assets — (9.0)%		(15,251,806)

Net Assets — 100.0%		$170,333,567

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	U.S. dollar denominated security issued by foreign domiciled entity.
(j)	Zero-coupon bond.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Non-income producing security.
(m)	Rounds to less than 1,000.
(n)	Represents or includes a TBA transaction.
(o)	Affiliate of the Fund.
(p)	Annualized 7-day yield as of period end.
(q)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 29, 2024	iShares® Core 5-10 Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$28,331,527	$—		$(13,808,091	)(a)	$10,679	$(11,930)	$14,522,185	14,514,928	$1,110,271		$8

BlackRock Cash Funds: Treasury, SL Agency Shares	1,361,336	1,146,482	(a)	—		—	—	2,507,818	2,507,818	29,716	(b)	—

						$10,679	$(11,930)	$17,030,003		$1,139,987		$8

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Collaterized Mortgage Obligations	$—	$1,433,495	$—	$1,433,495
Corporate Bonds & Notes	—	38,598,131	11,742	38,609,873
Foreign Government Obligations	—	7,244,951	—	7,244,951
Municipal Debt Obligations	—	245,955	—	245,955
U.S. Government & Agency Obligations	—	121,907,609	—	121,907,609
Short-Term Securities
Money Market Funds	17,030,003	—	—	17,030,003
Liabilities
Investments
TBA Sales Commitments	—	(886,513)	—	(886,513)

	$17,030,003	$168,543,628	$11,742	$185,585,373

See notes to financial statements.

44	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)	$50	$36,749
5.40%, 10/01/48 (Call 04/01/48)	64	59,142

		95,891

Aerospace & Defense — 1.2%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	95	84,851
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(a)	50	33,412
5.80%, 10/11/41(a)	75	75,110
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	87	59,563
3.50%, 03/01/39 (Call 09/01/38)	10	7,576
3.55%, 03/01/38 (Call 09/01/37)	70	54,096
3.63%, 03/01/48 (Call 09/01/47)	70	48,633
3.65%, 03/01/47 (Call 09/01/46)	75	52,873
3.75%, 02/01/50 (Call 08/01/49)	140	99,169
3.83%, 03/01/59 (Call 09/01/58)	5	3,458
3.85%, 11/01/48 (Call 05/01/48)	85	61,636
3.90%, 05/01/49 (Call 11/01/48)	130	95,338
3.95%, 08/01/59 (Call 02/01/59)	80	56,523
5.71%, 05/01/40 (Call 11/01/39)	310	301,806
5.81%, 05/01/50 (Call 11/01/49)	595	571,831
5.88%, 02/15/40	50	49,270
5.93%, 05/01/60 (Call 11/01/59)	400	382,263
6.63%, 02/15/38	50	52,782
6.88%, 03/15/39	85	92,365
Bombardier Inc., 7.45%, 05/01/34(a)	60	65,773
General Dynamics Corp.
2.85%, 06/01/41 (Call 12/01/40)	15	10,862
3.60%, 11/15/42 (Call 05/15/42)	41	33,004
4.25%, 04/01/40 (Call 10/01/39)	160	142,644
4.25%, 04/01/50 (Call 10/01/49)	80	68,861
Howmet Aerospace Inc., 5.95%, 02/01/37(b)	90	91,900
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	65	61,586
5.05%, 04/27/45 (Call 10/27/44)	90	84,130
5.60%, 07/31/53 (Call 01/31/53)	15	15,080
6.15%, 12/15/40	75	78,739
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	95	62,719
3.60%, 03/01/35 (Call 09/01/34)	30	26,196
3.80%, 03/01/45 (Call 09/01/44)	200	161,995
4.07%, 12/15/42	140	119,993
4.09%, 09/15/52 (Call 03/15/52) .	122	101,339
4.15%, 06/15/53 (Call 12/15/52)	150	124,263
4.30%, 06/15/62 (Call 12/15/61)	40	33,305
4.50%, 05/15/36 (Call 11/15/35)	141	133,373
4.70%, 05/15/46 (Call 11/15/45)	137	126,298
4.80%, 08/15/34 (Call 05/15/34)	50	48,936
5.20%, 02/15/55 (Call 08/15/54)	5	4,915
5.70%, 11/15/54 (Call 05/15/54)	135	142,326
5.72%, 06/01/40	90	94,485
5.90%, 11/15/63 (Call 05/15/63)	100	108,464
Series B, 6.15%, 09/01/36	130	140,612
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	35	27,781
4.03%, 10/15/47 (Call 04/15/47)	253	203,709
4.75%, 06/01/43	128	116,243
4.95%, 03/15/53 (Call 09/15/52)	125	115,699

Security	Par (000)	Value

Aerospace & Defense (continued)
5.05%, 11/15/40	$50	$47,976
5.15%, 05/01/40 (Call 11/01/39)	60	58,237
5.20%, 06/01/54 (Call 12/01/53)	130	124,975
5.25%, 05/01/50 (Call 11/01/49)	100	96,518
RTX Corp.
2.82%, 09/01/51 (Call 03/01/51)	90	56,106
3.03%, 03/15/52 (Call 09/15/51)	135	87,803
3.13%, 07/01/50 (Call 01/01/50)	200	134,429
3.75%, 11/01/46 (Call 05/01/46)	90	68,331
4.05%, 05/04/47 (Call 11/04/46)	70	56,076
4.15%, 05/15/45 (Call 11/16/44)	119	97,223
4.35%, 04/15/47 (Call 10/15/46)	135	112,792
4.45%, 11/16/38 (Call 05/16/38)	150	133,209
4.50%, 06/01/42	355	310,496
4.63%, 11/16/48 (Call 05/16/48)	170	147,617
4.70%, 12/15/41	55	49,143
4.80%, 12/15/43 (Call 06/15/43)	100	89,806
4.88%, 10/15/40	46	42,559
5.38%, 02/27/53 (Call 08/27/52)	145	139,948
5.40%, 05/01/35	15	15,131
5.70%, 04/15/40	10	10,028
6.05%, 06/01/36	90	94,239
6.13%, 07/15/38	40	42,248
6.40%, 03/15/54 (Call 09/15/53)	150	166,044

		6,908,719

Agriculture — 0.6%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	165	118,575
3.70%, 02/04/51 (Call 08/04/50)	135	91,934
3.88%, 09/16/46 (Call 03/16/46)	178	130,118
4.00%, 02/04/61 (Call 08/04/60)	115	82,136
4.25%, 08/09/42	88	70,372
4.45%, 05/06/50 (Call 11/06/49)	65	50,879
4.50%, 05/02/43	115	95,224
5.38%, 01/31/44	180	174,960
5.80%, 02/14/39 (Call 08/14/38)	221	220,131
5.95%, 02/14/49 (Call 08/14/48)	275	273,720
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)	120	76,016
3.75%, 09/15/47 (Call 03/15/47)	50	37,959
4.02%, 04/16/43	30	24,622
4.50%, 03/15/49 (Call 09/15/48)	70	61,105
4.54%, 03/26/42	12	10,770
5.38%, 09/15/35	15	15,089
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	95	68,502
3.98%, 09/25/50 (Call 03/25/50)	115	78,501
4.39%, 08/15/37 (Call 02/15/37)	245	200,962
4.54%, 08/15/47 (Call 02/15/47)	290	216,148
4.76%, 09/06/49 (Call 03/06/49)	95	73,272
5.28%, 04/02/50 (Call 10/02/49)	65	53,767
5.65%, 03/16/52 (Call 09/16/51)	50	43,891
7.08%, 08/02/43 (Call 02/02/43)	90	93,697
7.08%, 08/02/53 (Call 02/02/53)	115	119,210
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(a)	90	61,896
3.88%, 05/23/49 (Call 11/23/48)(a)	40	31,372
4.38%, 04/22/52 (Call 10/22/51)(a)	45	38,766
4.76%, 11/23/45(a)	55	50,303
Philip Morris International Inc.
3.88%, 08/21/42	89	70,142

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.13%, 03/04/43	$95	$77,468
4.25%, 11/10/44	136	112,128
4.38%, 11/15/41	92	78,191
4.50%, 03/20/42	105	90,643
4.88%, 11/15/43	110	98,855
6.38%, 05/16/38	95	102,524
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	100	95,517
5.85%, 08/15/45 (Call 02/15/45)	260	235,613
6.15%, 09/15/43	25	24,149
7.25%, 06/15/37	76	80,846

		3,729,973

Airlines — 0.0%
American Airlines Pass Through Trust, Series A, Class A, 2.88%, 01/11/36	37	30,967
British Airways Pass Through Trust, Class A, 2.90%, 09/15/36(a)	115	99,203
United Airlines Pass Through Trust, 5.80%, 07/15/37	75	75,634

		205,804

Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	110	87,681
3.38%, 11/01/46 (Call 05/01/46)	70	52,901
3.38%, 03/27/50 (Call 09/27/49)(b)	165	125,101
3.63%, 05/01/43 (Call 11/01/42)	65	52,979
3.88%, 11/01/45 (Call 05/01/45)	115	95,052

		413,714

Auto Manufacturers — 0.3%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)(b)	40	25,086
4.88%, 10/01/43 (Call 04/01/43)	86	81,152
5.45%, 02/20/54 (Call 08/20/53)	35	35,183
Ford Motor Co.
4.75%, 01/15/43	230	186,442
5.29%, 12/08/46 (Call 06/08/46)(b)	135	116,768
7.40%, 11/01/46	45	48,207
General Motors Co.
5.00%, 04/01/35	123	114,997
5.15%, 04/01/38 (Call 10/01/37)	170	157,374
5.20%, 04/01/45	130	114,747
5.40%, 04/01/48 (Call 10/01/47)	112	100,456
5.95%, 04/01/49 (Call 10/01/48)(b)	100	96,098
6.25%, 10/02/43	138	138,505
6.60%, 04/01/36 (Call 10/01/35)	128	134,190
6.75%, 04/01/46 (Call 10/01/45)	65	68,702

		1,417,907

Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	130	81,393
4.40%, 10/01/46 (Call 04/01/46)	25	19,635
5.40%, 03/15/49 (Call 09/15/48)(b)	65	58,936
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52
(Call 11/01/51)	115	87,780
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	36	29,302
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	15	10,168
5.25%, 05/15/49 (Call 11/15/48)	70	62,860

		350,074

Security	Par (000)	Value

Banks — 3.6%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(c)	$584	$407,358
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(c)	100	64,112
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(c)	275	182,762
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(c)	230	174,326
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(c)	115	92,360
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(c)	213	182,236
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(c)	660	533,000
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(c)	151	134,132
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(c)	311	261,921
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(c)	290	249,479
5.00%, 01/21/44	287	274,484
5.88%, 02/07/42	220	233,990
6.11%, 01/29/37	230	241,055
7.75%, 05/14/38	175	209,988
Series L, 4.75%, 04/21/45	55	49,975
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(c)	185	135,664
Barclays PLC
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(c)	200	144,435
4.95%, 01/10/47	215	195,645
5.25%, 08/17/45	145	138,275
BNP Paribas SA, 2.82%, 01/26/41(a)	100	67,449
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(c)	175	123,854
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(c)	140	117,783
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(c)	130	109,871
4.65%, 07/30/45	117	104,441
4.65%, 07/23/48 (Call 06/23/48)	220	196,080
4.75%, 05/18/46	245	214,292
5.30%, 05/06/44	120	114,648
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(c)	152	148,708
5.88%, 01/30/42	135	141,877
6.13%, 08/25/36	135	139,547
6.68%, 09/13/43	110	120,626
8.13%, 07/15/39	216	273,495
Commonwealth Bank of Australia
3.31%, 03/11/41(a)	200	142,466
3.74%, 09/12/39(a)	200	156,698
3.90%, 07/12/47(a)	115	94,421
Cooperatieve Rabobank UA
5.25%, 05/24/41	170	171,760
5.25%, 08/04/45	250	242,412
Fifth Third Bancorp., 8.25%, 03/01/38	127	150,145

46	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(c)	$210	$148,842
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(c)	265	197,150
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(c)	260	197,845
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.635%)(c)	200	171,283
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(c)	161	142,587
4.75%, 10/21/45 (Call 04/21/45)	200	182,526
4.80%, 07/08/44 (Call 01/08/44)	196	178,494
5.15%, 05/22/45	265	253,246
6.25%, 02/01/41	281	303,282
6.45%, 05/01/36	110	117,503
6.75%, 10/01/37	538	585,076
HSBC Holdings PLC
5.25%, 03/14/44	250	237,868
6.10%, 01/14/42	100	109,270
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(c)	345	362,419
6.50%, 05/02/36	200	210,177
6.50%, 09/15/37	260	269,426
6.80%, 06/01/38	120	125,982
Intesa Sanpaolo SpA
4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(a)(c)	85	61,255
7.78%, 06/20/54 (Call 06/20/53), (1-year CMT + 3.900%)(a)(c)	95	96,094
7.80%, 11/28/53(a)	225	242,873
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(c)	202	138,959
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(c)	245	184,246
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(c)	301	206,401
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.460%)(c)	175	131,043
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(c)	430	304,928
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(c)	267	228,146
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(c)	210	167,939
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(c)	300	240,972
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(c)	195	158,164
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(c)	150	126,483
4.85%, 02/01/44	85	79,754
4.95%, 06/01/45	240	223,840
5.40%, 01/06/42	140	141,693
5.50%, 10/15/40	176	179,934
5.60%, 07/15/41	235	242,252
5.63%, 08/16/43	105	107,696
6.40%, 05/15/38	268	299,142
Kreditanstalt fuer Wiederaufbau, 0.00% 06/29/37(d)	300	164,151

Security	Par (000)	Value

Banks (continued)
Lloyds Banking Group PLC
3.37%, 12/14/46 (Call 09/14/41), (5-year CMT + 1.500%)(c)	$30	$20,382
4.34%, 01/09/48	210	164,948
5.30%, 12/01/45	205	191,072
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	55	46,899
4.15%, 03/07/39	126	113,477
4.29%, 07/26/38	90	83,062
Morgan Stanley
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(c)	260	167,139
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(c)	250	187,834
3.97%, 07/22/38 (Call 07/22/37)(c)	250	213,115
4.30%, 01/27/45	246	213,219
4.38%, 01/22/47	295	254,372
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(c)	147	132,708
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(c)	261	270,047
6.38%, 07/24/42	182	202,179
Regions Financial Corp., 7.38%, 12/10/37	25	28,109
Societe Generale SA
3.63%, 03/01/41(a)	220	147,808
4.03%, 01/21/43 (Call 01/21/42), (1-year CMT + 1.900%)(a)(c)	75	52,451
7.13%, 01/19/55 (Call 01/19/54), (1-year CMT + 2.950%)(a)(c)	55	53,481
7.37%, 01/10/53(a)	70	71,469
Standard Chartered PLC, 5.70%, 03/26/44(a)	200	193,702
Sumitomo Mitsui Financial Group Inc.
2.93%, 09/17/41	75	55,777
3.05%, 01/14/42	100	75,383
6.18%, 07/13/43	115	125,943
UBS Group AG
3.18%, 02/11/43 (Call 02/11/42), (1-year CMT + 1.100%)(a)(c)	260	187,024
4.88%, 05/15/45	235	216,681
Wachovia Corp., 5.50%, 08/01/35	175	172,128
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(c)	335	247,588
3.90%, 05/01/45	200	160,137
4.40%, 06/14/46	200	164,103
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(c)	365	318,473
4.65%, 11/04/44	260	223,776
4.75%, 12/07/46	205	177,178
4.90%, 11/17/45	253	224,503
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(c)	640	592,004
5.38%, 02/07/35	110	111,019
5.38%, 11/02/43	186	177,484
5.61%, 01/15/44	305	296,566
5.95%, 12/01/86 (Call 12/15/36)	40	40,740
Wells Fargo Bank NA, 6.60%, 01/15/38	250	269,431
Westpac Banking Corp.
2.96%, 11/16/40	115	78,525
3.13%, 11/18/41	105	72,591

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.42%, 07/24/39	$115	$99,549

		21,148,787

Beverages — 1.2%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	608	581,882
4.90%, 02/01/46 (Call 08/01/45)	1,000	933,430
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	115	103,769
4.70%, 02/01/36 (Call 08/01/35)	120	114,406
4.90%, 02/01/46 (Call 08/01/45)	220	203,289
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	25	20,433
4.35%, 06/01/40 (Call 12/01/39)	50	44,714
4.38%, 04/15/38 (Call 10/15/37)	225	205,793
4.44%, 10/06/48 (Call 04/06/48)	256	224,075
4.50%, 06/01/50 (Call 12/01/49)	50	45,014
4.60%, 04/15/48 (Call 10/15/47)	122	109,140
4.75%, 04/15/58 (Call 10/15/57)	95	85,465
4.95%, 01/15/42	160	152,612
5.45%, 01/23/39 (Call 07/23/38)	240	244,238
5.55%, 01/23/49 (Call 07/23/48)	455	465,977
5.80%, 01/23/59 (Call 07/23/58)	205	216,493
5.88%, 06/15/35	10	10,645
8.00%, 11/15/39	5	6,265
8.20%, 01/15/39	135	173,610
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	65	57,045
4.50%, 07/15/45 (Call 01/15/45)	47	41,708
Coca-Cola Co. (The)
2.50%, 06/01/40	111	79,287
2.50%, 03/15/51	150	93,689
2.60%, 06/01/50	155	99,741
2.75%, 06/01/60	130	82,387
2.88%, 05/05/41	90	67,536
3.00%, 03/05/51	200	139,913
4.20%, 03/25/50	70	61,826
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	85	63,590
4.10%, 02/15/48 (Call 08/15/47)	55	44,027
4.50%, 05/09/47 (Call 11/09/46)	50	42,119
5.25%, 11/15/48 (Call 05/15/48)	45	42,381
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	60	50,749
5.88%, 09/30/36	60	63,983
Diageo Investment Corp.
4.25%, 05/11/42	47	41,692
7.45%, 04/15/35	50	59,126
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	15	13,148
Heineken NV
4.00%, 10/01/42(a)	15	12,515
4.35%, 03/29/47 (Call 09/29/46)(a)	90	78,064
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	50	34,761
3.80%, 05/01/50 (Call 11/01/49)	105	79,855
4.42%, 12/15/46 (Call 06/15/46)	70	59,077
4.50%, 11/15/45 (Call 05/15/45)	55	47,418
4.50%, 04/15/52 (Call 10/15/51)	125	106,081

Security	Par (000)	Value

Beverages (continued)
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	$199	$162,126
5.00%, 05/01/42	105	97,570
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	90	64,493
2.75%, 10/21/51 (Call 04/21/51)	110	72,280
2.88%, 10/15/49 (Call 04/15/49)	155	106,635
3.38%, 07/29/49 (Call 01/29/49)	77	57,921
3.45%, 10/06/46 (Call 04/06/46)	100	77,418
3.50%, 03/19/40 (Call 09/19/39)	30	24,631
3.60%, 08/13/42	15	12,040
3.63%, 03/19/50 (Call 09/19/49)	129	101,618
3.88%, 03/19/60 (Call 09/19/59)	70	55,896
4.00%, 03/05/42	95	84,065
4.00%, 05/02/47 (Call 11/02/46)	90	75,908
4.20%, 07/18/52 (Call 01/18/52)	25	21,650
4.25%, 10/22/44 (Call 04/22/44)	5	4,335
4.45%, 04/14/46 (Call 10/14/45)	150	135,670
4.65%, 02/15/53 (Call 08/15/52)	30	27,881
4.88%, 11/01/40	20	19,797

		6,704,902

Biotechnology — 0.9%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	122	74,326
2.80%, 08/15/41 (Call 02/15/41)	140	99,687
3.00%, 01/15/52 (Call 07/15/51)(b)	175	116,973
3.15%, 02/21/40 (Call 08/21/39)	220	165,019
3.38%, 02/21/50 (Call 08/21/49)	260	185,461
4.20%, 02/22/52 (Call 08/22/51)	120	97,198
4.40%, 05/01/45 (Call 11/01/44)	240	204,851
4.40%, 02/22/62 (Call 08/22/61)	135	108,470
4.56%, 06/15/48 (Call 12/15/47)	155	134,212
4.66%, 06/15/51 (Call 12/15/50)	300	260,206
4.88%, 03/01/53 (Call 09/01/52)	135	121,130
4.95%, 10/01/41	86	80,135
5.15%, 11/15/41 (Call 05/15/41)	101	96,156
5.60%, 03/02/43 (Call 09/02/42)	205	205,667
5.65%, 06/15/42 (Call 12/15/41)	55	55,422
5.65%, 03/02/53 (Call 09/02/52)	455	455,231
5.75%, 03/02/63 (Call 09/02/62)	290	290,118
6.38%, 06/01/37	62	66,556
6.40%, 02/01/39	65	70,303
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	140	92,445
3.25%, 02/15/51 (Call 08/15/50)	104	70,934
5.20%, 09/15/45 (Call 03/15/45)	125	117,637
CSL Finance PLC
4.63%, 04/27/42 (Call 10/27/41)(a)	25	22,815
4.75%, 04/27/52 (Call 10/27/51)(a)	125	112,823
4.95%, 04/27/62 (Call 10/27/61)(a)(b)	50	45,248
Gilead Sciences Inc.
2.60%, 10/01/40 (Call 04/01/40)	35	24,395
2.80%, 10/01/50 (Call 04/01/50)	205	131,962
4.00%, 09/01/36 (Call 03/01/36)	115	101,745
4.15%, 03/01/47 (Call 09/01/46)	205	169,155
4.50%, 02/01/45 (Call 08/01/44)	230	202,239
4.60%, 09/01/35 (Call 03/01/35)	140	132,550
4.75%, 03/01/46 (Call 09/01/45)	263	238,511
4.80%, 04/01/44 (Call 10/01/43)	195	179,056
5.55%, 10/15/53 (Call 04/15/53)	140	142,794
5.65%, 12/01/41 (Call 06/01/41)	70	71,232

48	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50
(Call 03/15/50)	$75	$46,727
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	100	73,256
3.35%, 09/02/51 (Call 03/02/51)	85	55,199
3.55%, 09/02/50 (Call 03/02/50)	90	61,261

		4,979,105

Building Materials — 0.2%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	160	123,431
3.58%, 04/05/50 (Call 10/05/49)	305	224,754
6.20%, 03/15/54 (Call 09/15/53)	60	65,413
CRH America Finance Inc., 4.50%, 04/04/48
(Call 10/04/47)(a)	25	22,002
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(a)	125	118,371
Fortune Brands Innovations Inc., 4.50%, 03/25/52
(Call 09/25/51)	60	48,744
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	75	64,417
4.63%, 07/02/44 (Call 01/02/44)	30	26,201
4.95%, 07/02/64 (Call 01/02/64)(e)	33	29,324
5.13%, 09/14/45 (Call 03/14/45)	30	27,916
6.00%, 01/15/36	50	52,528
Lafarge SA, 7.13%, 07/15/36	25	27,700
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	80	55,373
4.25%, 12/15/47 (Call 06/15/47)	80	66,483
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	30	19,980
4.50%, 05/15/47 (Call 11/15/46)	37	30,898
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	92	75,388
4.40%, 01/30/48 (Call 07/30/47)	30	24,672
7.00%, 12/01/36	20	22,215
Trane Technologies Financing Ltd.
4.50%, 03/21/49 (Call 09/21/48)	10	8,852
4.65%, 11/01/44 (Call 05/01/44)	15	13,461
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	25	21,504
5.75%, 06/15/43	105	108,515
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	50	43,243
4.70%, 03/01/48 (Call 09/01/47)	80	71,642

		1,393,027

Chemicals — 0.9%
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	85	61,189
2.80%, 05/15/50 (Call 11/15/49)	110	73,069
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	40	36,394
5.65%, 06/01/52 (Call 12/01/51)	60	53,789
Ashland Inc., 6.88%, 05/15/43 (Call 02/15/43)	30	30,175
Braskem America Finance Co., 7.13%, 07/22/41
(Call 01/22/41)(f)	200	175,832
CF Industries Inc.
4.95%, 06/01/43	102	90,232
5.15%, 03/15/34	65	62,980
5.38%, 03/15/44	70	65,184
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	70	50,922

Security	Par (000)	Value

Chemicals (continued)
4.38%, 11/15/42 (Call 05/15/42)	$77	$64,999
4.63%, 10/01/44 (Call 04/01/44)	105	91,039
4.80%, 05/15/49 (Call 11/15/48)	120	104,181
5.25%, 11/15/41 (Call 05/15/41)	95	88,969
5.55%, 11/30/48 (Call 05/30/48)	95	92,369
5.60%, 02/15/54 (Call 08/15/53)	50	49,018
6.90%, 05/15/53 (Call 11/15/52)	135	154,303
9.40%, 05/15/39	53	70,684
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	256	253,242
5.42%, 11/15/48 (Call 05/15/48)	230	225,795
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	109	92,126
4.80%, 09/01/42 (Call 03/01/42)	50	43,837
Ecolab Inc.
2.13%, 08/15/50 (Call 02/15/50)	5	2,888
2.70%, 12/15/51 (Call 06/15/51)	160	101,061
2.75%, 08/18/55 (Call 02/18/55)	92	57,184
3.95%, 12/01/47 (Call 06/01/47)	50	41,525
FMC Corp.
4.50%, 10/01/49 (Call 04/01/49)	55	40,879
6.38%, 05/18/53 (Call 11/18/52)(b)	60	58,565
GC Treasury Center Co. Ltd., 4.30%, 03/18/51
(Call 09/18/50)(f)	200	151,715
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)	90	85,425
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)	100	69,904
3.47%, 12/01/50 (Call 06/01/50)(a)	55	36,117
4.38%, 06/01/47 (Call 12/01/46)	145	108,355
5.00%, 09/26/48 (Call 03/26/48)	85	71,274
Linde Inc./CT, 3.55%, 11/07/42 (Call 05/07/42)	85	67,881
Lubrizol Corp. (The), 6.50%, 10/01/34	40	45,203
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	123	107,875
5.25%, 07/15/43	55	50,448
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	80	59,253
3.63%, 04/01/51 (Call 10/01/50)	100	69,463
3.80%, 10/01/60 (Call 04/01/60)	55	37,205
4.20%, 10/15/49 (Call 04/15/49)	125	96,478
4.20%, 05/01/50 (Call 11/01/49)	125	96,578
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	86	70,625
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)(b)	35	29,934
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	45	39,278
5.63%, 11/15/43 (Call 05/15/43)	75	71,867
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	30	23,360
4.13%, 03/15/35 (Call 09/15/34)	60	54,034
4.90%, 06/01/43 (Call 12/01/42)	65	58,729
5.00%, 04/01/49 (Call 10/01/48)	25	22,560
5.25%, 01/15/45 (Call 07/15/44)	70	65,133
5.63%, 12/01/40	41	40,102
5.80%, 03/27/53 (Call 09/27/52)	100	100,101
5.88%, 12/01/36	60	61,402
6.13%, 01/15/41 (Call 07/15/40)	25	25,654
OCP SA, 6.88%, 04/25/44(f)	200	187,903
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(f)	200	178,822

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)(b)	$40	$32,154
5.25%, 06/01/45 (Call 12/01/44)	45	41,293
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	80	51,608
3.30%, 05/15/50 (Call 11/15/49)	30	20,994
3.80%, 08/15/49 (Call 02/15/49)	80	61,716
4.00%, 12/15/42 (Call 06/15/42)	35	28,566
4.50%, 06/01/47 (Call 12/01/46)	125	107,899
4.55%, 08/01/45 (Call 02/01/45)	50	43,042
Sociedad Quimica y Minera de Chile SA,
3.50%, 09/10/51 (Call 03/10/51)(f)	200	132,025
Westlake Corp.
3.13%, 08/15/51 (Call 02/15/51)	100	62,985
4.38%, 11/15/47 (Call 05/15/47)	65	53,401
5.00%, 08/15/46 (Call 02/15/46)	111	98,754

		5,249,545

Coal — 0.1%
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	45	40,572
5.40%, 02/01/43 (Call 08/01/42)	45	41,701
6.00%, 08/15/40 (Call 02/15/40)	75	74,271
6.13%, 10/01/35	80	81,762
6.25%, 07/15/41 (Call 01/15/41)	16	16,177

		254,483

Commercial Services — 0.8%
American University (The), Series 2019,
3.67%, 04/01/49	30	24,197
California Endowment (The), Series 2021,
2.50%, 04/01/51 (Call 10/01/50)	70	43,331
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	15	10,440
4.32%, 08/01/45	75	68,156
4.70%, 11/01/2111	70	62,318
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)	30	28,785
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(f)	200	187,117
6.85%, 07/02/37(a)	200	216,204
Duke University
Series 2020, 2.68%, 10/01/44	90	65,729
Series 2020, 2.76%, 10/01/50	50	34,430
Series 2020, 2.83%, 10/01/55	55	37,351
Emory University, Series 2020, 2.97%, 09/01/50
(Call 03/01/50)	45	31,336
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	65	54,379
4.50%, 02/15/45 (Call 08/15/44)(a)	50	43,783
5.20%, 10/30/34 (Call 07/30/34)(a)	25	24,796
5.40%, 05/01/53 (Call 11/01/52)(a)	95	95,026
5.63%, 03/15/42(a)	25	25,342
6.70%, 06/01/34(a)	20	22,042
7.00%, 10/15/37(a)	185	210,062
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	50	31,339
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	60	35,672
George Washington University (The)
4.87%, 09/15/45	100	95,881
Series 2014, 4.30%, 09/15/44	75	65,581
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	25	21,350

Security	Par (000)	Value

Commercial Services (continued)
Georgetown University (The)
Series 20A, 2.94%, 04/01/50 (Call 10/01/49)	$35	$23,826
Series A, 5.22%, (Call 04/01/2118)	5	4,627
Series B, 4.32%, 04/01/49 (Call 10/01/48)	91	80,118
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)	85	64,822
5.95%, 08/15/52 (Call 02/15/52)	80	78,629
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	15	13,703
ITR Concession Co. LLC, 5.18%, 07/15/35
(Call 01/15/35)(a)	15	12,886
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	55	48,256
Series A, 2.81%, 01/01/60 (Call 07/01/59)	55	35,484
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	30	19,286
3.65%, 05/01/48 (Call 11/01/47)	105	86,793
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	95	69,254
3.89%, 07/01/2116	25	18,840
3.96%, 07/01/38	35	31,684
4.68%,	30	27,360
5.60%,	30	32,254
Series F, 2.99%, 07/01/50 (Call 01/01/50)	130	93,934
Series G, 2.29%, 07/01/51 (Call 01/01/51)(b)	60	37,093
Moody’s Corp.
2.75%, 08/19/41 (Call 02/19/41)	30	21,068
3.10%, 11/29/61 (Call 05/29/61)	45	28,787
3.25%, 05/20/50 (Call 11/20/49)	45	31,897
3.75%, 02/25/52 (Call 08/25/51)	75	58,041
4.88%, 12/17/48 (Call 06/17/48)	35	32,290
5.25%, 07/15/44	51	49,890
Northeastern University, Series 2020, 2.89%, 10/01/50	30	20,734
Northwestern University
4.64%, 12/01/44	100	95,059
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	50	39,416
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)(b)	50	33,020
PayPal Holdings Inc.
3.25%, 06/01/50 (Call 12/01/49)	114	79,305
5.05%, 06/01/52 (Call 12/01/51)	120	112,599
5.25%, 06/01/62 (Call 12/01/61)	50	46,544
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	70	45,798
3.15%, 07/15/46 (Call 01/15/46)	50	37,393
3.30%, 07/15/56 (Call 01/15/56)	45	33,330
4.88%, 10/15/40	65	64,120
Quanta Services Inc., 3.05%, 10/01/41
(Call 04/01/41)	90	63,238
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	90	57,338
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	95	51,329
3.25%, 12/01/49 (Call 06/01/49)	76	54,144
3.70%, 03/01/52 (Call 09/01/51)	95	73,455
3.90%, 03/01/62 (Call 09/01/61)	40	31,130
Thomas Jefferson University, 3.85%, 11/01/57
(Call 05/01/57)	45	33,325
Trustees of Boston College, 3.13%, 07/01/52	5	3,627
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	85	72,596

50	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Trustees of Princeton University (The)
5.70%, 03/01/39	$105	$114,327
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	105	69,877
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	15	10,366
4.67%, 09/01/2112	15	13,462
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	15	9,341
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	20	14,043
4.00%, 10/01/53 (Call 04/01/53)	140	116,241
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	10	7,699
Series C, 2.55%, 04/01/50 (Call 10/01/49)	20	13,359
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	90	71,842
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	71	55,585
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	50	34,133
3.03%, 10/01/39	160	126,442
5.25%, 10/01/2111	50	49,366
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	105	87,557
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	20	13,934
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	45	32,952
5.50%, 06/15/45 (Call 12/15/44)	30	28,618
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	35	27,138
4.35%, 04/15/2122 (Call 10/15/2121)	5	4,165
William Marsh Rice University, 3.57%, 05/15/45	135	110,076
Yale University, Series 2020, 2.40%, 04/15/50
(Call 10/15/49)	108	69,279

		4,662,771

Computers — 1.0%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	190	133,634
2.40%, 08/20/50 (Call 02/20/50)	115	71,571
2.55%, 08/20/60 (Call 02/20/60)	255	157,531
2.65%, 05/11/50 (Call 11/11/49)	248	161,176
2.65%, 02/08/51 (Call 08/08/50)	375	241,677
2.70%, 08/05/51 (Call 02/05/51)	140	90,920
2.80%, 02/08/61 (Call 08/08/60)	245	155,767
2.85%, 08/05/61 (Call 02/05/61)	125	79,365
2.95%, 09/11/49 (Call 03/11/49)	220	153,429
3.45%, 02/09/45	180	142,973
3.75%, 09/12/47 (Call 03/12/47)	115	93,408
3.75%, 11/13/47 (Call 05/13/47)	115	93,532
3.85%, 05/04/43	355	303,681
3.85%, 08/04/46 (Call 02/04/46)	210	175,343
3.95%, 08/08/52 (Call 02/08/52)	220	182,577
4.10%, 08/08/62 (Call 02/08/62)	150	125,656
4.25%, 02/09/47 (Call 08/09/46)	80	71,783
4.38%, 05/13/45	231	210,776
4.45%, 05/06/44	80	74,771
4.50%, 02/23/36 (Call 08/23/35)	160	157,252
4.65%, 02/23/46 (Call 08/23/45)	400	378,011
4.85%, 05/10/53 (Call 11/10/52)(b)	130	127,010
Crane NXT Co.
4.20%, 03/15/48 (Call 09/15/47)	40	29,379
6.55%, 11/15/36	22	22,388
Dell Inc., 6.50%, 04/15/38	35	36,602
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)	95	69,216

Security	Par (000)	Value

Computers (continued)
3.45%, 12/15/51 (Call 06/15/51)	$89	$60,930
8.10%, 07/15/36 (Call 01/15/36)	119	142,602
8.35%, 07/15/46 (Call 01/15/46)	55	69,665
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	88	91,878
6.35%, 10/15/45 (Call 04/15/45)	135	139,546
HP Inc., 6.00%, 09/15/41	122	124,754
IBM International Capital Pte Ltd.
5.25%, 02/05/44 (Call 08/05/43)	100	95,820
5.30%, 02/05/54 (Call 08/05/53)	200	191,943
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	100	72,722
2.95%, 05/15/50 (Call 11/15/49)	15	9,881
3.43%, 02/09/52 (Call 08/09/51)	110	78,347
4.00%, 06/20/42	200	166,282
4.15%, 05/15/39	150	130,770
4.25%, 05/15/49	130	108,886
4.70%, 02/19/46	180	163,013
4.90%, 07/27/52 (Call 01/27/52)	165	152,510
5.60%, 11/30/39	145	149,085
7.13%, 12/01/96(b)	30	37,672
Kyndryl Holdings Inc., 4.10%, 10/15/41
(Call 04/15/41)	45	33,661
Seagate HDD Cayman, 5.75%, 12/01/34
(Call 06/01/34)	60	57,514

		5,616,909

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	45	37,122
4.00%, 08/15/45	60	52,525
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	111	75,676
4.15%, 03/15/47 (Call 09/15/46)	30	24,756
4.38%, 06/15/45 (Call 12/15/44)	90	77,351
5.15%, 05/15/53 (Call 11/15/52)	20	19,158
6.00%, 05/15/37(b)	65	69,269
Haleon U.S. Capital LLC, 4.00%, 03/24/52
(Call 09/24/51)	120	95,860
Kenvue Inc.
5.05%, 03/22/53 (Call 09/22/52)	185	178,041
5.10%, 03/22/43 (Call 09/22/42)	130	126,648
5.20%, 03/22/63 (Call 09/22/62)	75	72,529
Procter & Gamble Co. (The)
3.50%, 10/25/47	50	40,192
3.55%, 03/25/40	50	42,802
3.60%, 03/25/50	75	61,523
5.55%, 03/05/37	95	101,913
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51
(Call 02/12/51)	55	35,483

		1,110,848

Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	40	32,101
4.20%, 05/15/47 (Call 11/15/46)	45	38,651
4.60%, 06/15/45 (Call 12/15/44)	125	113,799

		184,551

Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.85%, 10/29/41 (Call 04/29/41)	165	127,552
American Express Co., 4.05%, 12/03/42	82	70,536

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ares Finance Co. IV LLC, 3.65%, 02/01/52
(Call 08/01/51)(a)	$5	$3,487
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(a)	35	21,354
2.85%, 08/05/51 (Call 02/05/51)(a)(b)	105	64,869
3.20%, 01/30/52 (Call 07/30/51)(a)	50	33,675
3.50%, 09/10/49 (Call 03/10/49)(a)(b)	65	46,056
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	60	45,514
4.45%, 07/15/45(a)	70	58,107
5.00%, 06/15/44(a)	50	44,991
Blue Owl Finance LLC, 4.13%, 10/07/51
(Call 04/07/51)(a)	15	9,952
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	40	28,406
3.63%, 02/15/52 (Call 08/15/51)	60	42,769
4.70%, 09/20/47 (Call 03/20/47)	133	112,854
5.97%, 03/04/54 (Call 09/04/53)	25	25,233
Brookfield Finance LLC/Brookfield Finance Inc.,
3.45%, 04/15/50 (Call 10/15/49)	100	69,408
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	145	85,671
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	10	8,584
5.30%, 09/15/43 (Call 03/15/43)	177	179,155
Franklin Resources Inc., 2.95%, 08/12/51
(Call 02/12/51)	25	15,361
Intercontinental Exchange Inc.
2.65%, 09/15/40 (Call 03/15/40)	145	102,708
3.00%, 06/15/50 (Call 12/15/49)	167	112,000
3.00%, 09/15/60 (Call 03/15/60)	110	68,145
4.25%, 09/21/48 (Call 03/21/48)	175	148,112
4.95%, 06/15/52 (Call 12/15/51)	175	163,337
5.20%, 06/15/62 (Call 12/15/61)	120	115,322
Invesco Finance PLC, 5.38%, 11/30/43	50	48,261
Jefferies Financial Group Inc., 6.25%, 01/15/36	119	122,272
KKR Group Finance Co. II LLC, 5.50%, 02/01/43
(Call 08/01/42)(a)(b)	75	71,266
Legg Mason Inc., 5.63%, 01/15/44	125	125,238
Mastercard Inc.
2.95%, 03/15/51 (Call 09/15/50)	95	65,803
3.65%, 06/01/49 (Call 12/01/48)	135	107,338
3.80%, 11/21/46 (Call 05/21/46)	65	53,670
3.85%, 03/26/50 (Call 09/26/49)	185	152,741
3.95%, 02/26/48 (Call 08/26/47)	50	42,257
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	130	86,023
3.25%, 04/28/50 (Call 10/28/49)	155	105,395
3.95%, 03/07/52 (Call 09/07/51)	80	60,778
5.95%, 08/15/53 (Call 02/15/53)	75	77,124
6.10%, 06/28/63 (Call 12/28/62)	20	20,756
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(a)	70	56,060
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	60	44,440
4.95%, 07/15/46	105	96,455
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)	165	95,922
2.70%, 04/15/40 (Call 10/15/39)	157	116,179
3.65%, 09/15/47 (Call 03/15/47)	85	67,645
4.15%, 12/14/35 (Call 06/14/35)	215	201,534
4.30%, 12/14/45 (Call 06/14/45)	412	367,219

Security	Par (000)	Value

Diversified Financial Services (continued)
Voya Financial Inc.
4.80%, 06/15/46	$15	$12,743
5.70%, 07/15/43	75	72,670
Western Union Co. (The), 6.20%, 11/17/36	46	46,333

		4,119,280

Electric — 5.8%
Abu Dhabi National Energy Co. PJSC
4.00%, 10/03/49(f)	200	159,737
6.50%, 10/27/36(a)	100	112,045
Adani Transmission Step-One Ltd., 4.25%, 05/21/36(f)	157	133,823
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	10	6,889
3.80%, 10/01/47 (Call 04/01/47)	45	33,356
5.25%, 05/15/52 (Call 11/15/51)	60	56,212
Series G, 4.15%, 05/01/49 (Call 11/01/48)	15	11,763
Series H, 3.45%, 01/15/50 (Call 07/15/49)	30	20,923
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	5	3,414
3.75%, 12/01/47 (Call 06/01/47)	47	36,018
3.80%, 06/15/49 (Call 12/15/48)	65	49,554
4.00%, 12/01/46 (Call 06/01/46)	15	12,152
4.25%, 09/15/48 (Call 03/15/48)	20	16,487
4.50%, 06/15/52 (Call 12/01/51)	35	30,387
5.40%, 03/15/53 (Call 09/15/52)	120	118,407
Series M, 3.65%, 04/01/50 (Call 10/01/49)	145	108,916
Series N, 2.75%, 08/15/51 (Call 02/15/51)	25	15,531
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	105	69,767
3.13%, 07/15/51 (Call 01/15/51)	55	37,338
3.45%, 10/01/49 (Call 04/01/49)	90	65,617
3.75%, 03/01/45 (Call 09/01/44)	100	78,240
4.15%, 08/15/44 (Call 02/15/44)	75	62,396
4.30%, 01/02/46 (Call 07/02/45)	30	25,309
6.00%, 03/01/39	75	78,867
Series A, 4.30%, 07/15/48 (Call 01/15/48)	62	51,776
Series B, 3.70%, 12/01/47 (Call 06/01/47)	110	83,630
Alfa Desarrollo SpA, 4.55%, 09/27/51
(Call 03/27/51)(f)	199	147,481
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	40	26,016
3.25%, 03/15/50 (Call 09/15/49)	25	17,529
3.70%, 12/01/47 (Call 06/01/47)	55	42,229
4.15%, 03/15/46 (Call 09/15/45)	50	41,405
4.50%, 03/15/49 (Call 09/15/48)	25	21,739
5.90%, 12/01/52 (Call 06/01/52)	55	58,299
American Electric Power Co. Inc., 3.25%, 03/01/50
(Call 09/01/49)	55	37,501
American Transmission Systems Inc.,
5.00%, 09/01/44 (Call 03/01/44)(a)	5	4,464
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	45	36,878
4.45%, 06/01/45 (Call 12/01/44)	25	20,600
7.00%, 04/01/38	51	56,975
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	75	60,620
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	15	10,726
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	75	51,225
3.50%, 12/01/49 (Call 06/01/49)	40	27,582
3.75%, 05/15/46 (Call 11/15/45)	50	37,048
4.20%, 08/15/48 (Call 02/15/48)	40	31,590
4.25%, 03/01/49 (Call 09/01/48)	30	23,895

52	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.35%, 11/15/45 (Call 05/15/45)	$30	$24,646
4.50%, 04/01/42 (Call 10/01/41)	66	56,061
5.05%, 09/01/41 (Call 03/01/41)	30	27,424
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	30	22,902
4.35%, 06/01/48 (Call 12/01/47)	50	41,183
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	25	16,133
3.20%, 09/15/49 (Call 03/15/49)	25	17,135
3.50%, 08/15/46 (Call 02/15/46)	25	18,417
3.75%, 08/15/47 (Call 02/15/47)	65	49,454
4.25%, 09/15/48 (Call 03/15/48)	10	8,341
4.55%, 06/01/52 (Call 12/01/51)	85	73,518
5.40%, 06/01/53 (Call 12/01/52)	65	63,660
6.35%, 10/01/36	60	64,091
Basin Electric Power Cooperative, 4.75%, 04/26/47
(Call 10/26/46)(a)(b)	15	12,897
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	175	111,418
3.80%, 07/15/48 (Call 01/15/48)	155	117,385
4.25%, 10/15/50 (Call 04/15/50)	125	100,759
4.45%, 01/15/49 (Call 07/15/48)	118	99,051
4.50%, 02/01/45 (Call 08/01/44)	153	134,726
4.60%, 05/01/53 (Call 11/01/52)	125	107,054
5.15%, 11/15/43 (Call 05/15/43)	35	33,579
5.95%, 05/15/37	105	108,712
6.13%, 04/01/36	211	222,496
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	30	21,648
4.20%, 09/15/46 (Call 03/15/46)	30	23,333
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	65	50,635
3.60%, 03/01/52 (Call 09/01/51)	10	7,512
3.95%, 03/01/48 (Call 09/01/47)	30	24,221
4.50%, 04/01/44 (Call 10/01/43)	105	92,710
5.30%, 04/01/53 (Call 10/01/52)	70	69,569
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	70	59,017
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	15	9,860
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	50	35,939
CenterPoint Energy Inc., 3.70%, 09/01/49
(Call 03/01/49)	40	29,135
Cleco Corporate Holdings LLC, 4.97%, 05/01/46
(Call 11/01/45)	10	8,255
Cleveland Electric Illuminating Co. (The),
5.95%, 12/15/36	43	42,894
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	40	36,694
Comision Federal de Electricidad, 4.68%, 02/09/51
(Call 08/09/50)(f)	200	140,905
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	80	52,710
3.65%, 06/15/46 (Call 12/15/45)	90	68,585
3.70%, 03/01/45 (Call 09/01/44)	30	23,373
4.00%, 03/01/48 (Call 09/01/47)	115	91,891
4.00%, 03/01/49 (Call 09/01/48)	40	31,740
4.35%, 11/15/45 (Call 05/15/45)	60	51,031
4.70%, 01/15/44 (Call 07/15/43)	45	40,371
5.30%, 02/01/53 (Call 08/01/52)	15	14,541
5.90%, 03/15/36	80	83,666
6.45%, 01/15/38	30	32,557
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	95	72,529
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	140	95,925

Security	Par (000)	Value

Electric (continued)
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	$65	$39,926
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	60	46,149
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	65	52,729
4.30%, 04/15/44 (Call 10/15/43)	50	42,583
5.25%, 01/15/53 (Call 07/15/52)	55	53,273
Series A, 4.15%, 06/01/45 (Call 12/01/44)	15	12,655
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51 (Call 06/01/51)	30	20,311
3.60%, 06/15/61 (Call 12/15/60)	50	35,835
3.70%, 11/15/59 (Call 05/15/59)	75	53,382
3.85%, 06/15/46 (Call 12/15/45)	95	74,576
3.95%, 03/01/43 (Call 09/01/42)	140	114,614
4.45%, 03/15/44 (Call 09/15/43)	125	108,284
4.50%, 12/01/45 (Call 06/01/45)	125	108,120
4.50%, 05/15/58 (Call 11/15/57)	95	79,736
4.63%, 12/01/54 (Call 06/01/54)	60	51,527
5.70%, 06/15/40	20	20,116
5.90%, 11/15/53 (Call 05/15/53)	125	131,177
6.15%, 11/15/52 (Call 05/15/52)	115	124,610
Series 06-A, 5.85%, 03/15/36	85	87,412
Series 08-B, 6.75%, 04/01/38	35	39,008
Series 12-A, 4.20%, 03/15/42	5	4,167
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	105	81,289
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	50	40,032
Series A, 4.13%, 05/15/49 (Call 11/15/48)	120	96,422
Series C, 4.00%, 11/15/57 (Call 05/15/57)	60	46,422
Series C, 4.30%, 12/01/56 (Call 06/01/56)	65	53,119
Series E, 4.65%, 12/01/48 (Call 06/01/48)	95	82,899
Consorcio Transmantaro SA, 5.20%, 04/11/38
(Call 01/11/38)(f)	200	186,951
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	95	92,584
5.75%, 10/01/41 (Call 04/01/41)	45	44,094
6.25%, 10/01/39	83	85,625
6.50%, 10/01/53 (Call 04/01/53)	110	120,806
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	40	22,195
3.10%, 08/15/50 (Call 02/15/50)	121	83,290
3.25%, 08/15/46 (Call 02/15/46)	10	7,321
3.50%, 08/01/51 (Call 02/01/51)	85	63,256
3.75%, 02/15/50 (Call 08/15/49)	45	35,180
4.05%, 05/15/48 (Call 11/15/47)	100	83,161
4.20%, 09/01/52 (Call 03/01/52)	60	49,775
4.35%, 04/15/49 (Call 10/15/48)	60	51,828
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)	35	25,814
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	25	21,505
4.85%, 08/15/52 (Call 02/15/52)	45	39,334
7.00%, 06/15/38	35	38,089
Series A, 4.60%, 03/15/49 (Call 09/15/48)	40	33,721
Series B, 3.30%, 04/15/41 (Call 10/15/40)	15	11,016
Series B, 5.95%, 06/15/35	120	122,147
Series C, 4.05%, 09/15/42 (Call 03/15/42)	50	39,578
Series C, 4.90%, 08/01/41 (Call 02/01/41)	75	67,153
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	65	57,385
5.10%, 06/01/65 (Call 12/01/64)	35	32,225
5.45%, 02/01/41 (Call 08/01/40)	35	34,515
6.05%, 01/15/38	66	69,749

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.25%, 10/15/53 (Call 04/15/53)	$60	$66,225
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	70	46,342
3.70%, 03/15/45 (Call 09/15/44)	55	43,367
3.70%, 06/01/46 (Call 12/01/45)	5	3,856
3.75%, 08/15/47 (Call 02/15/47)	90	69,423
3.95%, 03/01/49 (Call 09/01/48)	85	68,497
4.30%, 07/01/44 (Call 01/01/44)	30	25,753
5.40%, 04/01/53 (Call 10/01/52)	75	74,376
Series A, 4.00%, 04/01/43 (Call 10/01/42)	25	20,754
Series A, 4.05%, 05/15/48 (Call 11/15/47)	55	44,630
Series B, 3.25%, 04/01/51 (Call 10/01/50)	70	48,491
Series B, 3.65%, 03/01/52 (Call 09/01/51)	10	7,469
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	95	65,687
3.45%, 04/15/51 (Call 10/15/50)	75	53,290
3.55%, 03/15/52 (Call 09/15/51)	35	25,048
3.70%, 12/01/47 (Call 06/01/47)	60	44,702
3.75%, 06/01/45 (Call 12/01/44)	75	57,846
3.88%, 03/15/46 (Call 09/15/45)	80	62,569
3.95%, 03/15/48 (Call 09/15/47)	83	65,394
4.00%, 09/30/42 (Call 03/30/42)	120	97,817
4.25%, 12/15/41 (Call 06/15/41)	65	54,909
5.30%, 02/15/40	65	63,671
5.35%, 01/15/53 (Call 07/15/52)	90	87,670
5.40%, 01/15/54 (Call 07/15/53)	143	139,716
6.00%, 01/15/38	55	57,735
6.05%, 04/15/38	40	41,956
6.10%, 06/01/37	15	15,711
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	75	55,153
3.50%, 06/15/51 (Call 12/15/50)	70	48,279
3.75%, 09/01/46 (Call 03/01/46)	100	74,366
3.95%, 08/15/47 (Call 02/15/47)	115	87,287
4.20%, 06/15/49 (Call 12/15/48)	40	31,535
4.80%, 12/15/45 (Call 06/15/45)	65	56,922
5.00%, 08/15/52 (Call 02/15/52)	135	120,375
6.10%, 09/15/53 (Call 03/15/53)	85	88,429
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)	60	38,759
3.40%, 10/01/46 (Call 04/01/46)	50	35,957
3.85%, 11/15/42 (Call 05/15/42)	50	39,750
4.20%, 07/15/48 (Call 01/15/48)	30	24,618
5.65%, 04/01/40	30	30,191
5.95%, 11/15/52 (Call 05/15/52)	45	47,240
6.20%, 11/15/53 (Call 05/15/53)	50	54,154
6.35%, 09/15/37	115	122,999
6.40%, 06/15/38	95	102,382
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	50	31,037
3.75%, 05/15/46 (Call 11/15/45)	40	30,612
5.40%, 04/01/53 (Call 10/01/52)	90	86,673
6.12%, 10/15/35	35	36,378
6.35%, 08/15/38	40	42,834
6.45%, 04/01/39	30	32,621
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	125	86,534
Duke Energy Ohio Inc.
4.30%, 02/01/49 (Call 08/01/48)	35	28,606
5.65%, 04/01/53 (Call 10/01/52)	35	35,337
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	60	35,505

Security	Par (000)	Value

Electric (continued)
2.90%, 08/15/51 (Call 02/15/51)	$50	$32,124
3.60%, 09/15/47 (Call 03/15/47)	90	66,670
3.70%, 10/15/46 (Call 04/15/46)	75	56,683
4.00%, 04/01/52 (Call 10/01/51)	25	19,704
4.10%, 05/15/42 (Call 11/15/41)	65	53,880
4.10%, 03/15/43 (Call 09/15/42)	50	41,015
4.15%, 12/01/44 (Call 06/01/44)	65	53,278
4.20%, 08/15/45 (Call 02/15/45)	89	73,166
4.38%, 03/30/44 (Call 09/30/43)	55	46,974
5.35%, 03/15/53 (Call 09/15/52)	50	48,262
6.30%, 04/01/38	50	53,696
E.ON International Finance BV, 6.65%, 04/30/38(a)	55	58,859
El Paso Electric Co., 6.00%, 05/15/35	26	26,074
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	100	92,006
4.88%, 01/22/44(a)	90	78,541
4.95%, 10/13/45 (Call 04/13/45)(a)	145	127,150
5.00%, 09/21/48 (Call 03/21/48)(a)	90	78,856
5.25%, 10/13/55 (Call 04/13/55)(a)	25	21,270
5.60%, 01/27/40(a)	130	125,895
6.00%, 01/22/2114(a)	90	84,731
6.90%, 05/23/53 (Call 11/23/52)(a)	105	114,549
6.95%, 01/26/39(a)	330	362,563
Emera U.S. Finance LP, 4.75%, 06/15/46
(Call 12/15/45)	100	81,321
Empresa de Transmision Electrica SA,
5.13%, 05/02/49(f)	200	143,302
Enel Finance America LLC, 2.88%, 07/12/41
(Call 01/12/41)(a)	200	133,361
Enel Finance International NV
4.75%, 05/25/47(a)	85	71,331
5.50%, 06/15/52 (Call 12/15/51)(a)	195	178,536
6.00%, 10/07/39(a)	30	29,939
6.80%, 09/15/37(a)	125	134,017
7.75%, 10/14/52 (Call 04/14/52)(a)	75	89,594
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	55	32,966
3.35%, 06/15/52 (Call 12/15/51)	45	30,899
4.20%, 04/01/49 (Call 10/01/48)	70	57,112
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	95	68,508
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	75	47,053
3.10%, 06/15/41 (Call 12/15/40)	50	36,748
4.20%, 09/01/48 (Call 03/01/48)	150	121,685
4.20%, 04/01/50 (Call 10/01/49)	80	64,884
4.95%, 01/15/45 (Call 01/15/25)	110	100,464
Entergy Mississippi LLC, 3.85%, 06/01/49
(Call 12/01/48)	24	18,304
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	80	57,680
4.50%, 03/30/39 (Call 09/30/38)	35	31,055
5.00%, 09/15/52 (Call 03/15/52)	45	40,979
5.80%, 09/01/53 (Call 03/01/53)	25	25,722
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	25	17,105
3.45%, 04/15/50 (Call 10/15/49)	10	7,030
4.10%, 04/01/43 (Call 10/01/42)	70	57,075
4.13%, 03/01/42 (Call 09/01/41)	61	50,644
4.25%, 12/01/45 (Call 06/01/45)	55	45,045
5.70%, 03/15/53 (Call 09/15/52)	50	49,899

54	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	$60	$48,174
5.30%, 10/01/41 (Call 04/01/41)	50	47,812
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	40	31,642
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	90	61,289
Exelon Corp.
4.10%, 03/15/52 (Call 09/15/51)	85	65,930
4.45%, 04/15/46 (Call 10/15/45)	120	100,444
4.70%, 04/15/50 (Call 10/15/49)	160	138,178
4.95%, 06/15/35 (Call 12/15/34)	60	56,056
5.10%, 06/15/45 (Call 12/15/44)	90	81,886
5.60%, 03/15/53 (Call 09/15/52)	150	146,263
5.63%, 06/15/35	30	29,787
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	95	63,499
Series C, 5.10%, 07/15/47 (Call 01/15/47)	85	73,190
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	45	37,259
5.45%, 07/15/44 (Call 01/15/44)(a)	60	56,404
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	110	71,433
3.15%, 10/01/49 (Call 04/01/49)	30	20,685
3.70%, 12/01/47 (Call 06/01/47)	50	38,866
3.80%, 12/15/42 (Call 06/15/42)	80	65,108
3.95%, 03/01/48 (Call 09/01/47)	115	93,079
3.99%, 03/01/49 (Call 09/01/48)	30	24,271
4.05%, 06/01/42 (Call 12/01/41)	60	50,838
4.05%, 10/01/44 (Call 04/01/44)	85	71,556
4.13%, 02/01/42 (Call 08/01/41)	105	90,023
4.13%, 06/01/48 (Call 12/01/47)	55	45,679
5.25%, 02/01/41 (Call 08/01/40)	60	59,187
5.30%, 04/01/53 (Call 10/01/52)	125	123,424
5.65%, 02/01/37	105	108,397
5.69%, 03/01/40	85	87,090
5.95%, 02/01/38	30	31,903
5.96%, 04/01/39	35	37,529
Georgia Power Co.
4.30%, 03/15/42	155	132,299
4.30%, 03/15/43	65	54,590
5.13%, 05/15/52 (Call 11/15/51)	70	66,439
Series 10-C, 4.75%, 09/01/40	80	72,627
Series A, 3.25%, 03/15/51 (Call 09/15/50)	130	89,108
Series B, 3.70%, 01/30/50 (Call 07/30/49)	95	71,927
Great River Energy
6.25%, 07/01/38(a)	88	91,337
7.23%, 07/01/38(a)	56	60,344
Iberdrola International BV, 6.75%, 07/15/36	45	50,386
Idaho Power Co.
5.50%, 03/15/53 (Call 09/15/52)	55	54,089
5.80%, 04/01/54 (Call 10/01/53)	40	40,725
Series K, 4.20%, 03/01/48 (Call 09/01/47)	5	4,026
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	10	8,094
5.63%, 04/01/53 (Call 10/01/52)	125	125,120
Series K, 4.55%, 03/15/46 (Call 09/15/45)	71	60,555
Indianapolis Power & Light Co., 4.05%, 05/01/46
(Call 11/01/45)(a)	41	32,289
Infraestructura Energetica Nova SAPI de CV,
4.75%, 01/15/51 (Call 07/15/50)(f)	200	150,812
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(f)	200	158,147

Security	Par (000)	Value

Electric (continued)
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	$40	$25,642
3.50%, 09/30/49 (Call 03/30/49)	30	21,264
6.25%, 07/15/39	20	20,858
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	8	7,481
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	60	41,472
4.38%, 10/01/45 (Call 04/01/45)	100	83,941
5.13%, 11/01/40 (Call 05/01/40)	100	94,934
Louisville Gas & Electric Co., 4.25%, 04/01/49
(Call 10/01/48)	75	61,126
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	5	3,821
5.87%, 02/26/54 (Call 08/26/53)(a)	50	50,179
5.90%, 11/15/39(a)	80	79,419
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	115	70,441
3.15%, 04/15/50 (Call 10/15/49)	70	47,846
3.65%, 08/01/48 (Call 02/01/48)	70	53,246
3.95%, 08/01/47 (Call 02/01/47)	145	116,024
4.25%, 05/01/46 (Call 11/01/45)	5	4,192
4.25%, 07/15/49 (Call 01/15/49)	95	79,815
4.40%, 10/15/44 (Call 04/15/44)	15	12,842
4.80%, 09/15/43 (Call 03/15/43)	25	22,860
5.75%, 11/01/35	55	56,996
5.80%, 10/15/36	25	25,833
5.85%, 09/15/54 (Call 03/15/54)	30	31,652
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	80	66,686
Series B, 3.10%, 07/30/51 (Call 01/30/51)(b)	50	32,487
Monongahela Power Co., 5.40%, 12/15/43
(Call 06/15/43)(a)	45	42,489
National Grid USA, 5.80%, 04/01/35	70	69,021
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	15	12,460
4.40%, 11/01/48 (Call 05/01/48)	20	16,856
Nevada Power Co.
6.00%, 03/15/54 (Call 09/15/53)	50	52,232
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	20	13,117
Series R, 6.75%, 07/01/37	40	44,271
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(a)	65	39,934
3.80%, 12/05/47 (Call 06/05/47)(a)	69	52,304
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52 (Call 07/15/51)	45	28,526
5.11%, 09/29/57 (Call 04/01/24)(a)	30	29,488
5.25%, 02/28/53 (Call 08/28/52)	165	153,207
5.55%, 03/15/54 (Call 09/15/53)	145	140,608
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)	70	43,707
4.12%, 11/28/42(a)	25	19,926
4.28%, 10/01/34 (Call 04/01/34)(a)	35	31,210
5.66%, 01/17/54 (Call 07/17/53)(a)	85	82,432
5.78%, 09/16/52 (Call 03/16/52)(a)(b)	75	74,507
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	100	61,765
2.90%, 03/01/50 (Call 09/01/49)	45	29,453
3.20%, 04/01/52 (Call 10/01/51)	80	55,114
3.40%, 08/15/42 (Call 02/15/42)	66	50,115
3.60%, 05/15/46 (Call 11/15/45)	80	60,591

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.60%, 09/15/47 (Call 03/15/47)	$65	$49,170
4.00%, 08/15/45 (Call 02/15/45)	25	20,215
4.13%, 05/15/44 (Call 11/15/43)	105	86,639
4.50%, 06/01/52 (Call 12/01/51)	39	34,011
5.10%, 05/15/53 (Call 11/15/52)	35	33,405
5.35%, 11/01/39	40	39,472
5.40%, 03/15/54 (Call 09/15/53)	90	89,060
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	5	4,026
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	45	30,380
4.40%, 03/01/44 (Call 09/01/43)	70	60,304
4.55%, 06/01/52 (Call 12/01/51)	75	64,832
4.95%, 09/15/52 (Call 03/15/52)	15	13,877
5.50%, 03/15/40	10	9,966
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	5	3,584
4.50%, 04/01/47 (Call 10/01/46)	45	36,503
5.05%, 10/01/48 (Call 04/01/48)	45	39,659
5.38%, 11/01/40	120	112,415
5.95%, 11/01/39	47	46,401
6.20%, 12/01/53 (Call 06/01/53)(a)	50	51,441
Ohio Edison Co., 6.88%, 07/15/36	55	60,749
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	135	105,355
4.15%, 04/01/48 (Call 10/01/47)	65	52,043
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	15	11,392
4.15%, 04/01/47 (Call 10/01/46)	40	31,871
5.60%, 04/01/53 (Call 10/01/52)	35	35,194
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	75	46,576
3.10%, 09/15/49 (Call 03/15/49)	120	82,268
3.70%, 05/15/50 (Call 11/15/49)	45	34,309
3.75%, 04/01/45 (Call 10/01/44)	90	71,377
3.80%, 09/30/47 (Call 03/30/47)	75	57,859
3.80%, 06/01/49 (Call 12/01/48)	65	50,991
4.10%, 11/15/48 (Call 05/15/48)	75	61,460
4.55%, 12/01/41 (Call 06/01/41)	50	45,337
4.60%, 06/01/52 (Call 12/01/51)	45	39,572
4.95%, 09/15/52 (Call 03/15/52)	60	55,873
5.30%, 06/01/42 (Call 12/01/41)	45	45,441
7.50%, 09/01/38	35	41,766
Pacific Gas and Electric Co.
3.30%, 08/01/40 (Call 02/01/40)	155	111,743
3.50%, 08/01/50 (Call 02/01/50)	195	131,183
3.75%, 08/15/42 (Call 02/15/42)	45	33,069
3.95%, 12/01/47 (Call 06/01/47)	110	79,879
4.00%, 12/01/46 (Call 06/01/46)	20	14,562
4.20%, 06/01/41 (Call 12/01/40)	100	78,569
4.25%, 03/15/46 (Call 09/15/45)	15	11,476
4.30%, 03/15/45 (Call 09/15/44)	55	42,911
4.45%, 04/15/42 (Call 10/15/41)	40	32,181
4.50%, 07/01/40 (Call 01/01/40)	170	142,821
4.60%, 06/15/43 (Call 12/15/42)	25	20,492
4.75%, 02/15/44 (Call 08/15/43)	75	62,525
4.95%, 07/01/50 (Call 01/01/50)	360	305,742
5.25%, 03/01/52 (Call 09/01/51)	75	66,401
6.70%, 04/01/53 (Call 10/01/52)	130	139,409
6.75%, 01/15/53 (Call 07/15/52)	190	203,643
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	55	33,523

Security	Par (000)	Value

Electric (continued)
3.30%, 03/15/51 (Call 09/15/50)	$90	$59,020
4.10%, 02/01/42 (Call 08/01/41)	60	47,555
4.13%, 01/15/49 (Call 07/15/48)	80	62,387
4.15%, 02/15/50 (Call 08/15/49)	120	93,142
5.35%, 12/01/53 (Call 06/01/53)	90	82,657
5.50%, 05/15/54 (Call 11/15/53)	115	107,329
5.75%, 04/01/37	90	89,464
6.00%, 01/15/39	95	97,546
6.10%, 08/01/36	35	36,246
6.25%, 10/15/37	100	104,529
6.35%, 07/15/38(b)	25	26,261
PacifiCorp., 5.80%, 01/15/55 (Call 07/15/54)	120	115,991
PECO Energy Co.
2.85%, 09/15/51 (Call 03/15/51)	20	12,740
3.00%, 09/15/49 (Call 03/15/49)	65	43,680
3.70%, 09/15/47 (Call 03/15/47)	85	66,052
3.90%, 03/01/48 (Call 09/01/47)	50	40,223
4.15%, 10/01/44 (Call 04/01/44)	50	41,771
4.38%, 08/15/52 (Call 02/15/52)	10	8,526
4.60%, 05/15/52 (Call 11/15/51)	40	35,616
5.95%, 10/01/36	45	47,603
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.88%, 07/17/49(f)	200	165,021
5.25%, 10/24/42(f)	200	180,873
6.15%, 05/21/48(f)	200	195,632
PG&E Wildfire Recovery Funding LLC, Series A-5,
5.10%, 06/01/54	425	416,838
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	60	50,423
5.50%, 03/15/54 (Call 09/15/53)	25	24,885
6.50%, 11/15/37	45	49,669
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	25	17,054
3.95%, 06/01/47 (Call 12/01/46)	25	20,179
4.13%, 06/15/44 (Call 12/15/43)	40	33,539
4.15%, 06/15/48 (Call 12/15/47)	25	20,950
4.75%, 07/15/43 (Call 01/15/43)	50	46,005
5.25%, 05/15/53 (Call 11/15/52)	110	106,784
6.25%, 05/15/39	10	10,860
Progress Energy Inc., 6.00%, 12/01/39	75	75,606
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	35	26,865
4.05%, 09/15/49 (Call 03/15/49)	45	35,099
4.10%, 06/15/48 (Call 12/15/47)	30	23,934
4.30%, 03/15/44 (Call 09/15/43)	60	49,932
4.50%, 06/01/52 (Call 12/01/51)	45	37,683
5.25%, 04/01/53 (Call 10/01/52)	140	132,543
6.50%, 08/01/38	30	32,648
Series 17, 6.25%, 09/01/37	56	59,399
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	30	20,320
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	40	24,186
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	55	41,587
5.15%, 01/15/53 (Call 07/15/52)	35	33,572
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51 (Call 02/15/51)	10	6,689
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	95	53,067
2.70%, 05/01/50 (Call 11/01/49)	25	16,102
3.00%, 03/01/51 (Call 09/01/50)	25	16,720

56	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.20%, 08/01/49 (Call 02/01/49)	$45	$31,749
3.60%, 12/01/47 (Call 06/01/47)	75	57,165
3.80%, 03/01/46 (Call 09/01/45)	75	59,194
3.85%, 05/01/49 (Call 11/01/48)	40	31,869
3.95%, 05/01/42 (Call 11/01/41)	75	62,922
5.13%, 03/15/53 (Call 09/15/52)(b)	125	121,040
5.45%, 08/01/53 (Call 02/01/53)	40	40,185
5.45%, 03/01/54 (Call 09/01/53)	50	50,150
5.50%, 03/01/40	5	4,999
5.80%, 05/01/37	30	30,876
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	50	31,788
3.25%, 09/15/49 (Call 03/15/49)	65	44,289
4.22%, 06/15/48 (Call 12/15/47)	53	43,013
4.30%, 05/20/45 (Call 11/20/44)	30	24,887
5.45%, 06/01/53 (Call 12/01/52)	25	24,725
5.64%, 04/15/41 (Call 10/15/40)	36	35,835
5.76%, 10/01/39	35	35,130
5.80%, 03/15/40	20	20,188
6.27%, 03/15/37	50	52,581
San Diego Gas & Electric Co.
3.70%, 03/15/52 (Call 09/15/51)	25	18,523
4.15%, 05/15/48 (Call 11/15/47)	70	57,614
4.50%, 08/15/40	65	57,683
5.35%, 04/01/53 (Call 10/01/52)	125	120,918
6.00%, 06/01/39	30	31,047
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	15	11,534
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	45	31,236
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	70	46,426
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	187,350
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(f)	200	194,899
Sempra
3.80%, 02/01/38 (Call 08/01/37)	120	98,432
4.00%, 02/01/48 (Call 08/01/47)	86	66,770
6.00%, 10/15/39	100	100,935
Sierra Pacific Power Co., 5.90%, 03/15/54
(Call 09/15/53)(a)	90	91,960
Southern California Edison Co.
3.45%, 02/01/52 (Call 08/01/51)	55	38,306
3.65%, 02/01/50 (Call 08/01/49)	135	98,754
4.00%, 04/01/47 (Call 10/01/46)	220	171,117
4.05%, 03/15/42 (Call 09/15/41)	121	99,428
4.50%, 09/01/40 (Call 03/01/40)	70	61,167
4.65%, 10/01/43 (Call 04/01/43)	120	105,028
5.50%, 03/15/40	60	59,271
5.70%, 03/01/53 (Call 09/01/52)	60	59,499
5.75%, 04/15/54 (Call 10/15/53)	50	49,696
5.88%, 12/01/53 (Call 06/01/53)	100	101,615
6.05%, 03/15/39	75	77,248
Series 04-G, 5.75%, 04/01/35	5	5,057
Series 05-E, 5.35%, 07/15/35	60	59,678
Series 06-E, 5.55%, 01/15/37	30	29,854
Series 08-A, 5.95%, 02/01/38	96	98,370
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	130	102,767
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	25	15,997
Series B, 4.88%, 03/01/49 (Call 09/01/48)	55	48,815
Series C, 3.60%, 02/01/45 (Call 08/01/44)	95	70,324
Series C, 4.13%, 03/01/48 (Call 09/01/47)	125	99,728
Series E, 5.45%, 06/01/52 (Call 12/01/51)	15	14,389

Security	Par (000)	Value

Electric (continued)
Series H, 3.65%, 06/01/51 (Call 12/01/50)	$30	$21,922
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	75	66,231
4.40%, 07/01/46 (Call 01/01/46)	110	92,769
5.70%, 03/15/34 (Call 09/15/33)	35	35,685
Southern Power Co.
5.15%, 09/15/41	60	55,348
5.25%, 07/15/43	20	18,534
Series F, 4.95%, 12/15/46 (Call 06/15/46)	70	61,462
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	55	35,980
6.20%, 03/15/40	30	31,033
Series J, 3.90%, 04/01/45 (Call 10/01/44)	135	103,653
Series L, 3.85%, 02/01/48 (Call 08/01/47)	35	25,677
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	80	55,636
3.70%, 08/15/47 (Call 02/15/47)	35	25,027
3.75%, 06/15/49 (Call 12/15/48)	40	29,039
4.50%, 08/15/41 (Call 02/15/41)	5	4,242
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	15	12,223
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	120	77,320
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(f)	200	192,898
Tampa Electric Co.
3.45%, 03/15/51 (Call 09/15/50)	34	23,574
3.63%, 06/15/50 (Call 12/15/49)	20	14,522
4.10%, 06/15/42 (Call 12/15/41)	35	28,720
4.30%, 06/15/48 (Call 12/15/47)	43	35,340
4.35%, 05/15/44 (Call 11/15/43)	29	24,018
4.45%, 06/15/49 (Call 12/15/48)	40	33,652
5.00%, 07/15/52 (Call 01/15/52)	30	27,343
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/01/40(f)	181	161,472
Toledo Edison Co. (The), 6.15%, 05/15/37	26	27,371
TransAlta Corp., 6.50%, 03/15/40	35	34,609
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	30	27,976
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	30	20,098
4.00%, 06/15/50 (Call 12/15/49)	10	7,651
4.85%, 12/01/48 (Call 06/01/48)	30	26,598
5.50%, 04/15/53 (Call 10/15/52)	40	39,157
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	75	45,310
3.25%, 10/01/49 (Call 04/01/49)	45	30,737
3.65%, 04/15/45 (Call 10/15/44)	75	56,817
3.90%, 09/15/42 (Call 03/15/42)	50	40,532
3.90%, 04/01/52 (Call 10/01/51)	15	11,675
4.00%, 04/01/48 (Call 10/01/47)	60	47,200
5.25%, 01/15/54 (Call 07/15/53)	50	47,357
5.30%, 08/01/37	35	34,861
5.45%, 03/15/53 (Call 09/15/52)	65	63,624
8.45%, 03/15/39	26	33,073
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	150	86,991
2.95%, 11/15/51 (Call 05/15/51)	75	48,181
3.30%, 12/01/49 (Call 06/01/49)	105	73,716
4.00%, 01/15/43 (Call 07/15/42)	80	65,541
4.45%, 02/15/44 (Call 08/15/43)	115	98,805
4.60%, 12/01/48 (Call 06/01/48)	25	21,634
5.35%, 01/15/54 (Call 07/15/53)	50	48,057
5.45%, 04/01/53 (Call 10/01/52)	100	97,837

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.70%, 08/15/53 (Call 02/15/53)	$50	$50,515
6.35%, 11/30/37	5	5,334
8.88%, 11/15/38	40	53,166
Series A, 6.00%, 05/15/37	50	51,827
Series B, 3.80%, 09/15/47 (Call 03/15/47)	84	64,068
Series B, 4.20%, 05/15/45 (Call 11/15/44)	70	57,811
Series B, 6.00%, 01/15/36	55	57,273
Series C, 4.00%, 11/15/46 (Call 05/15/46)	35	27,750
Series C, 4.63%, 05/15/52 (Call 11/15/51)	95	81,754
Series D, 4.65%, 08/15/43 (Call 02/15/43)	110	97,326
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	20	16,779
5.70%, 12/01/36	35	35,943
Wisconsin Power and Light Co., 6.38%, 08/15/37	65	69,594
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	40	25,258
3.30%, 09/01/49 (Call 03/01/49)	35	24,502
3.67%, 12/01/42	20	15,592
4.75%, 11/01/44 (Call 05/01/44)	35	31,887
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	75	52,324
6.50%, 07/01/36	35	37,664

		33,660,179

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	85	54,251
2.80%, 12/21/51 (Call 06/21/51)	65	41,823
5.25%, 11/15/39	40	40,391

		136,465

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	50	41,254
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)	110	75,841
3.81%, 11/21/47 (Call 05/21/47)	75	60,435
5.00%, 03/01/35 (Call 12/01/34)	75	74,822
5.25%, 03/01/54 (Call 09/01/53)	75	74,776
5.35%, 03/01/64 (Call 09/01/63)	75	74,852
5.38%, 03/01/41	40	41,085
5.70%, 03/15/36	95	100,309
5.70%, 03/15/37	106	111,118
Tyco Electronics Group SA, 7.13%, 10/01/37	60	68,874

		723,366

Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(f)	190	150,341
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	84	83,883

		234,224

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41 (Call 08/11/40)(f)	200	142,108
Bioceanico Sovereign Certificate Ltd., 0.00% 06/05/34(d)(f)	130	94,433
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(a)	65	50,564
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(a)	5	3,335
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(f)	200	166,135

		456,575

Security	Par (000)	Value

Entertainment — 0.2%
Warnermedia Holdings Inc.
5.05%, 03/15/42 (Call 09/15/41)	$345	$289,561
5.14%, 03/15/52 (Call 09/15/51)	480	389,758
5.39%, 03/15/62 (Call 09/15/61)	235	189,154

		868,473

Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	75	51,930
5.00%, 04/01/34 (Call 01/01/34)	120	118,154
5.70%, 05/15/41 (Call 11/15/40)	50	51,870
6.20%, 03/01/40	25	27,237
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	90	59,550
3.05%, 04/01/50 (Call 10/01/49)	85	57,394
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	45	27,799
2.95%, 06/01/41 (Call 12/01/40)	85	62,779
4.10%, 03/01/45 (Call 09/01/44)	60	51,498
4.15%, 07/15/49 (Call 01/15/49)	75	63,375

		571,586

Food — 0.9%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	40	26,082
4.80%, 03/15/48 (Call 09/15/47)	80	70,166
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	143	135,031
5.40%, 11/01/48 (Call 05/01/48)	85	78,445
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	105	67,679
4.70%, 04/17/48 (Call 10/17/47)(b)	5	4,509
5.40%, 06/15/40	65	63,891
Grupo Bimbo SAB de CV
4.00%, 09/06/49(f)	200	156,371
4.70%, 11/10/47 (Call 05/10/47)(f)	200	172,848
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	60	38,719
3.13%, 11/15/49 (Call 05/15/49)	56	40,116
3.38%, 08/15/46 (Call 02/15/46)	5	3,761
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	65	43,619
Indofood CBP Sukses Makmur Tbk PT, 4.75%, 06/09/51 (Call 12/09/50)(f)	200	159,687
Ingredion Inc., 3.90%, 06/01/50 (Call 12/01/49)	45	32,961
J M Smucker Co. (The)
6.50%, 11/15/43 (Call 05/15/43)	85	90,804
6.50%, 11/15/53 (Call 05/15/53)	125	136,095
JBS USA LUX SA/JBS USA Food Co./JBS
Luxembourg SARL
6.75%, 03/15/34 (Call 12/15/33)(a)	65	66,931
7.25%, 11/15/53 (Call 05/15/53)(a)	135	141,516
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
4.38%, 02/02/52 (Call 08/02/51)	110	78,842
6.50%, 12/01/52 (Call 06/01/52)	210	202,338
JM Smucker Co. (The)
3.55%, 03/15/50 (Call 09/15/49)	10	7,004
4.25%, 03/15/35	114	102,085
4.38%, 03/15/45	36	30,083
Kellanova, 4.50%, 04/01/46	95	81,651
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	47	46,619

58	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	$325	$269,594
4.63%, 10/01/39 (Call 04/01/39)	71	64,122
4.88%, 10/01/49 (Call 04/01/49)	150	133,856
5.00%, 07/15/35 (Call 01/15/35)	105	102,495
5.00%, 06/04/42	100	92,250
5.20%, 07/15/45 (Call 01/15/45)	195	182,025
5.50%, 06/01/50 (Call 12/01/49)	85	82,727
6.50%, 02/09/40	65	70,114
6.88%, 01/26/39	85	95,194
7.13%, 08/01/39(a)	75	85,279
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	30	22,766
3.95%, 01/15/50 (Call 07/15/49)	95	74,414
4.45%, 02/01/47 (Call 08/01/46)	100	84,343
4.65%, 01/15/48 (Call 07/15/47)	110	95,831
5.00%, 04/15/42 (Call 10/15/41)	15	13,913
5.15%, 08/01/43 (Call 02/01/43)	30	27,876
5.40%, 07/15/40 (Call 01/15/40)	15	14,507
5.40%, 01/15/49 (Call 07/15/48)	60	58,513
6.90%, 04/15/38	76	84,841
Mars Inc.
2.45%, 07/16/50 (Call 01/16/50)(a)	20	12,034
3.60%, 04/01/34 (Call 01/01/34)(a)	55	48,613
3.88%, 04/01/39 (Call 10/01/38)(a)	110	94,164
3.95%, 04/01/44 (Call 10/01/43)(a)	50	40,936
3.95%, 04/01/49 (Call 10/01/48)(a)	130	105,208
4.13%, 04/01/54 (Call 10/01/53)(a)	53	43,121
4.20%, 04/01/59 (Call 10/01/58)(a)	65	53,182
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)(b)	41	33,926
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	130	81,208
Nestle Holdings Inc.
2.63%, 09/14/51 (Call 03/14/51)(a)	20	12,796
3.90%, 09/24/38 (Call 03/24/38)(a)	305	267,690
4.00%, 09/24/48 (Call 03/24/48)(a)	20	16,808
4.70%, 01/15/53 (Call 07/15/52)(a)	150	141,023
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	140	94,734
3.30%, 02/15/50 (Call 08/15/49)	55	38,953
4.45%, 03/15/48 (Call 09/15/47)	65	54,972
4.50%, 04/01/46 (Call 10/01/45)	45	38,507
4.85%, 10/01/45 (Call 04/01/45)	43	38,919
5.38%, 09/21/35	5	5,043
6.60%, 04/01/40 (Call 10/01/39)	15	16,448
6.60%, 04/01/50 (Call 10/01/49)	159	179,540
Tesco PLC, 6.15%, 11/15/37(a)	25	25,075
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	80	64,775
4.88%, 08/15/34 (Call 02/15/34)	30	28,497
5.10%, 09/28/48 (Call 03/28/48)	145	127,867
5.15%, 08/15/44 (Call 02/15/44)	80	72,045

		5,468,597

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47 (Call 05/02/47)	40	33,778
5.50%, 04/30/49 (Call 10/30/48)(f)	200	168,543
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	102	86,386
4.40%, 08/15/47 (Call 02/15/47)	99	82,277

Security	Par (000)	Value

Forest Products & Paper (continued)
4.80%, 06/15/44 (Call 12/15/43)	$118	$105,066
5.00%, 09/15/35 (Call 03/15/35)	30	29,082
6.00%, 11/15/41 (Call 05/15/41)	75	77,251
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(f)	200	207,153

		789,536

Gas — 0.4%
APA Infrastructure Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	5	4,636
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)	95	60,882
3.38%, 09/15/49 (Call 03/15/49)	35	25,308
4.13%, 10/15/44 (Call 04/15/44)	40	33,986
4.13%, 03/15/49 (Call 09/15/48)	90	74,099
4.15%, 01/15/43 (Call 07/15/42)	50	42,594
4.30%, 10/01/48 (Call 04/01/48)	90	77,310
5.50%, 06/15/41 (Call 12/15/40)	40	40,367
5.75%, 10/15/52 (Call 04/15/52)	70	73,277
6.20%, 11/15/53 (Call 05/15/53)	50	55,177
Boston Gas Co.
4.49%, 02/15/42(a)	30	24,663
6.12%, 07/20/53 (Call 01/20/53)(a)(b)	55	55,434
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)	88	66,584
4.49%, 03/04/49 (Call 09/04/48)(a)	45	34,662
4.50%, 03/10/46 (Call 09/10/45)(a)	50	38,900
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	61	48,825
5.85%, 01/15/41 (Call 07/15/40)	45	45,914
East Ohio Gas Co. (The), 3.00%, 06/15/50 (Call 12/15/49)(a)	45	28,038
KeySpan Gas East Corp.
3.59%, 01/18/52 (Call 07/18/51)(a)	70	46,808
5.82%, 04/01/41(a)	60	56,759
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)	90	69,153
4.38%, 05/15/47 (Call 11/15/46)	125	103,252
4.80%, 02/15/44 (Call 08/15/43)	115	102,004
5.00%, 06/15/52 (Call 12/15/51)	70	63,271
5.25%, 02/15/43 (Call 08/15/42)	10	9,423
5.65%, 02/01/45 (Call 08/01/44)	70	67,997
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	10	8,588
4.66%, 02/01/44 (Call 08/01/43)	105	93,508
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	60	39,872
3.64%, 11/01/46 (Call 05/01/46)	50	35,230
4.65%, 08/01/43 (Call 02/01/43)	10	8,691
5.05%, 05/15/52 (Call 11/15/51)	75	67,582
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	70	55,187
5.13%, 11/15/40	20	19,112
5.75%, 06/01/53 (Call 12/01/52)	75	75,715
6.35%, 11/15/52 (Call 05/15/52)	65	71,203
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	75	60,670
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	30	24,590
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	45	34,676
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	65	49,381
4.40%, 06/01/43 (Call 12/01/42)	39	32,386
4.40%, 05/30/47 (Call 11/30/46)	135	109,554

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
5.88%, 03/15/41 (Call 09/15/40)	$51	$50,992
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	30	19,249
3.80%, 09/29/46 (Call 03/29/46)(b)	20	14,623
4.15%, 06/01/49 (Call 12/01/48)	40	30,580
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	42	30,953
Series K, 3.80%, 09/15/46 (Call 03/15/46)	95	70,086

		2,351,751

Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	65	45,625
4.10%, 03/01/48 (Call 09/01/47)	55	45,902
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	76	44,287
4.85%, 11/15/48 (Call 05/15/48)	50	43,265
5.20%, 09/01/40	55	51,612

		230,691

Health Care - Products — 0.5%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	209	204,633
4.75%, 04/15/43 (Call 10/15/42)	100	95,732
4.90%, 11/30/46 (Call 05/30/46)	380	366,306
5.30%, 05/27/40	55	56,143
6.00%, 04/01/39	15	16,644
6.15%, 11/30/37	108	119,680
Alcon Finance Corp.
3.80%, 09/23/49 (Call 03/23/49)(a)	50	38,741
5.75%, 12/06/52 (Call 06/06/52)(a)	10	10,212
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)(b)	55	35,769
3.50%, 08/15/46 (Call 02/15/46)	60	42,456
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	5	4,643
4.70%, 03/01/49 (Call 09/01/48)	89	81,485
6.50%, 11/15/35	27	29,799
7.38%, 01/15/40	50	58,727
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	125	78,700
2.80%, 12/10/51 (Call 06/10/51)	115	74,520
4.38%, 09/15/45 (Call 03/15/45)	30	26,581
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	85	67,530
3.40%, 11/15/49 (Call 05/15/49)	122	90,892
GE HealthCare Technologies Inc., 6.38%, 11/22/52 (Call 05/22/52)	120	132,987
HCA Inc., 4.38%, 03/15/42 (Call 09/15/41)	25	20,720
Koninklijke Philips NV
5.00%, 03/15/42	45	40,629
6.88%, 03/11/38	35	37,599
Medtronic Inc.
4.38%, 03/15/35	300	282,850
4.63%, 03/15/45	189	174,988
Revvity Inc., 3.63%, 03/15/51 (Call 09/15/50)	50	34,792
Solventum Corp.
5.90%, 04/30/54 (Call 10/30/53)(a)	125	122,397
6.00%, 05/15/64 (Call 11/15/63)(a)	125	121,430
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51 (Call 09/15/50)	30	22,164

Security	Par (000)	Value

Health Care - Products (continued)
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	$15	$10,199
4.10%, 04/01/43 (Call 10/01/42)	65	54,942
4.38%, 05/15/44 (Call 11/15/43)	70	61,616
4.63%, 03/15/46 (Call 09/15/45)	110	99,651
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (Call 04/15/41)	135	97,007
4.10%, 08/15/47 (Call 02/15/47)	101	84,550
5.30%, 02/01/44 (Call 08/01/43)	60	60,013
5.40%, 08/10/43 (Call 04/10/43)	20	20,193
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45 (Call 02/15/45)	50	44,307
5.75%, 11/30/39	25	24,857

		3,047,084

Health Care - Services — 2.0%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	30	19,674
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	55	40,489
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	62	46,387
4.27%, 08/15/48 (Call 02/15/48)	31	26,859
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	45	31,168
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	110	81,753
4.13%, 11/15/42 (Call 05/15/42)	60	47,935
4.50%, 05/15/42 (Call 11/15/41)	60	50,981
4.75%, 03/15/44 (Call 09/15/43)	40	34,528
6.63%, 06/15/36	76	82,756
6.75%, 12/15/37	45	49,169
AHS Hospital Corp.
5.02%, 07/01/45	35	33,368
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	55	36,051
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	5	3,283
Series 2019, 3.89%, 04/15/49 (Call 10/15/48)	45	36,386
Ascension Health
3.95%, 11/15/46	95	79,619
4.85%, 11/15/53	112	106,941
Series B, 3.11%, 11/15/39 (Call 05/15/39)	20	15,581
Banner Health
2.91%, 01/01/42 (Call 07/01/41)	40	29,143
2.91%, 01/01/51 (Call 07/01/50)	30	19,868
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	35	24,978
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	5	2,953
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	65	48,180
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	50	40,723
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	15	12,089
4.19%, 11/15/45 (Call 05/15/45)	70	61,340
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	100	66,288
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	40	28,314
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	10	6,947
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	60	37,083

60	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	$30	$25,520
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	55	34,631
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	40	35,317
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	10	6,503
City of Hope
Series 2013, 5.62%, 11/15/43	25	24,552
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	55	45,259
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	47	42,617
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	107	82,313
3.91%, 10/01/50 (Call 04/01/50)	45	34,739
4.19%, 10/01/49 (Call 04/01/49)	126	102,059
4.35%, 11/01/42	95	81,027
6.46%, 11/01/52 (Call 05/01/52)	15	16,792
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	10	6,741
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	40	30,126
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	55	39,646
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	40	30,353
Dignity Health, 4.50%, 11/01/42	35	29,978
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	75	61,971
Elevance Health Inc.
3.13%, 05/15/50 (Call 11/15/49)	100	68,254
3.60%, 03/15/51 (Call 09/15/50)	95	70,721
3.70%, 09/15/49 (Call 03/15/49)	85	64,380
4.38%, 12/01/47 (Call 06/01/47)	118	100,201
4.55%, 03/01/48 (Call 09/01/47)	85	74,023
4.55%, 05/15/52 (Call 11/15/51)	105	91,065
4.63%, 05/15/42	95	85,478
4.65%, 01/15/43	135	121,828
4.65%, 08/15/44 (Call 02/15/44)	95	84,435
5.10%, 01/15/44	86	80,853
5.13%, 02/15/53 (Call 08/15/52)	120	113,588
5.85%, 01/15/36	50	52,197
5.95%, 12/15/34	10	10,505
6.10%, 10/15/52 (Call 04/15/52)	90	96,544
6.38%, 06/15/37	80	86,277
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)	5	4,708
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	65	56,364
4.50%, 07/01/57 (Call 01/01/57)	40	34,270
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	15	10,589
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	63	41,832
Hartford HealthCare Corp., 3.45%, 07/01/54	20	13,970
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	135	91,126
4.63%, 03/15/52 (Call 09/15/51)	260	212,774
5.13%, 06/15/39 (Call 12/15/38)	140	130,157
5.25%, 06/15/49 (Call 12/15/48)	250	223,956
5.50%, 06/15/47 (Call 12/15/46)	225	209,704
5.90%, 06/01/53 (Call 12/01/52)	30	29,469
6.00%, 04/01/54 (Call 10/01/53)	100	99,251

Security	Par (000)	Value

Health Care - Services (continued)
6.10%, 04/01/64 (Call 10/01/63)	$100	$98,828
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(a)	100	67,702
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)(b)	20	16,317
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	65	50,804
4.63%, 12/01/42 (Call 06/01/42)	61	52,949
4.80%, 03/15/47 (Call 09/15/46)	55	47,917
4.95%, 10/01/44 (Call 04/01/44)	70	63,114
5.50%, 03/15/53 (Call 09/15/52)	90	87,188
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	50	42,624
Indiana University Health Inc. Obligated Group 3.97%, 11/01/48 (Call 05/01/48)	60	49,925
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	35	23,101
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)(b)	5	4,255
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	60	45,470
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	40	31,089
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	30	24,636
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	119	102,435
4.88%, 04/01/42	95	90,188
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	120	87,969
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	210	153,672
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	130	89,091
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	88	78,527
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	40	32,878
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	40	31,788
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	35	25,234
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	50	34,393
Mayo Clinic
3.77%, 11/15/43	50	42,016
Series 2013, 4.00%, 11/15/47	35	29,544
Series 2016, 4.13%, 11/15/52(b)	30	25,938
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	110	75,279
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	50	43,237
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	40	30,301
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	40	29,756
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	70	59,502
5.00%, 07/01/42	65	63,119
Series 2015, 4.20%, 07/01/55	5	4,233
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	75	51,006
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	15	9,626
Montefiore Obligated Group
4.29%, 09/01/50	55	33,753
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	40	30,006
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	15	11,827
Mount Sinai Hospital
Series 2017, 3.98%, 07/01/48	55	43,808

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	$40	$29,797
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)(b)	25	14,648
MyMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	45	32,581
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	5	4,554
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	20	13,495
2.61%, 08/01/60 (Call 02/01/60)(b)	10	5,689
4.02%, 08/01/45	150	126,970
4.06%, 08/01/56	5	4,036
Series 2019, 3.95%, (Call 02/01/2119)	30	21,770
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	55	40,744
3.98%, 11/01/46 (Call 11/01/45)	60	47,460
4.26%, 11/01/47 (Call 11/01/46)	60	48,513
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	105	78,881
3.17%, 11/01/51 (Call 05/01/51)	85	57,940
NYU Langone Hospitals
4.37%, 07/01/47 (Call 01/01/47)(b)	55	48,637
4.78%, 07/01/44	35	32,815
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	50	35,678
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	25	18,296
4.09%, 10/01/48 (Call 04/01/48)	50	41,526
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	55	48,486
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	30	19,986
Piedmont Healthcare Inc., 2.86%, 01/01/52 (Call 07/01/51)	70	45,716
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	135	80,863
Series A, 3.93%, 10/01/48 (Call 04/01/48)	79	61,059
Series I, 3.74%, 10/01/47	30	22,925
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)(b)	40	35,329
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	40	27,864
Roche Holdings Inc.
2.61%, 12/13/51 (Call 06/13/51)(a)	200	126,124
4.00%, 11/28/44 (Call 05/28/44)(a)	45	38,619
7.00%, 03/01/39(a)	155	186,073
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	35	26,064
3.95%, 07/01/46 (Call 07/01/45)	40	32,460
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	45	29,003
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	5	3,377
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	25	15,772
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	5	3,456
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	88	71,319
Sutter Health
5.55%, 08/15/53 (Call 02/15/53)	50	52,126
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	36	30,113
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	20	15,312
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	60	43,873

Security	Par (000)	Value

Health Care - Services (continued)
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	$10	$5,956
4.33%, 11/15/55	40	35,172
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)	20	14,025
5.75%, 11/15/38 (Call 11/15/28)	90	90,215
6.02%, 11/15/48	65	52,465
Trinity Health Corp.
4.13%, 12/01/45	55	46,908
Series 2019, 3.43%, 12/01/48	50	37,978
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	15	10,542
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	65	46,814
2.90%, 05/15/50 (Call 11/15/49)	125	82,961
3.05%, 05/15/41 (Call 11/15/40)	170	126,322
3.13%, 05/15/60 (Call 11/15/59)	5	3,271
3.25%, 05/15/51 (Call 11/15/50)	185	130,266
3.50%, 08/15/39 (Call 02/15/39)	60	48,490
3.70%, 08/15/49 (Call 02/15/49)	145	111,583
3.75%, 10/15/47 (Call 04/15/47)	92	71,323
3.88%, 08/15/59 (Call 02/15/59)	80	60,884
3.95%, 10/15/42 (Call 04/15/42)	130	109,272
4.20%, 01/15/47 (Call 07/15/46)	105	88,766
4.25%, 03/15/43 (Call 09/15/42)	58	50,561
4.25%, 04/15/47 (Call 10/15/46)	120	102,218
4.25%, 06/15/48 (Call 12/15/47)	125	105,212
4.38%, 03/15/42 (Call 09/15/41)	95	84,686
4.45%, 12/15/48 (Call 06/15/48)	105	91,830
4.63%, 07/15/35	165	159,217
4.63%, 11/15/41 (Call 05/15/41)	85	77,589
4.75%, 07/15/45	202	186,762
4.75%, 05/15/52 (Call 11/15/51)	230	209,572
4.95%, 05/15/62 (Call 11/15/61)	120	110,292
5.05%, 04/15/53 (Call 10/15/52)	255	242,625
5.20%, 04/15/63 (Call 10/15/62)	245	233,556
5.80%, 03/15/36	75	79,291
5.88%, 02/15/53 (Call 08/15/52)	220	235,113
5.95%, 02/15/41 (Call 08/15/40)	45	47,435
6.05%, 02/15/63 (Call 08/15/62)	210	227,896
6.50%, 06/15/37	95	105,771
6.63%, 11/15/37	120	135,195
6.88%, 02/15/38	65	75,493
UPMC, 5.38%, 05/15/43 (Call 11/15/42)	20	20,144
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	30	18,989
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	49	43,099
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(b)	55	35,911
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	50	29,836

		11,905,997

Holding Companies - Diversified — 0.3%
Gaci First Investment Co.
4.88%, 02/14/35 (Call 11/14/34)(f)	200	189,449
5.13%, 02/14/53 (Call 08/14/52)(f)	200	172,000
JAB Holdings BV, 3.75%, 05/28/51 (Call 11/28/50)(a)	35	22,745
MDGH GMTN RSC Ltd.
3.40%, 06/07/51 (Call 12/07/50)(f)	200	141,861
3.70%, 11/07/49 (Call 05/07/49)(f)	400	302,293
3.95%, 05/21/50 (Call 11/21/49)(f)	200	157,175
PTT Treasury Center Co. Ltd., 4.50%, 10/25/42(f)	200	174,970

62	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Temasek Financial I Ltd.
2.50%, 10/06/70 (Call 04/06/70)(a)	$250	$156,048
5.38%, 11/23/39(a)	250	271,824

		1,588,365

Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	30	22,825
6.00%, 01/15/43 (Call 10/15/42)	55	54,808
PulteGroup Inc., 6.00%, 02/15/35	40	41,077

		118,710

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)	35	24,131
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	61	49,043
4.60%, 05/15/50 (Call 11/15/49)	55	44,284

		117,458

Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	85	67,924
5.00%, 06/15/52 (Call 12/15/51)	25	23,580
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	55	40,159
3.90%, 05/04/47 (Call 11/04/46)	60	48,605
5.30%, 03/01/41	30	30,004
6.63%, 08/01/37	100	115,205
SC Johnson & Son Inc.
4.75%, 10/15/46 (Call 04/16/46)(a)	40	35,633
4.80%, 09/01/40(a)	50	44,608

		405,718

Housewares — 0.0%
Newell Brands Inc.
6.38%, 04/01/36 (Call 10/01/35)	48	42,117
6.50%, 04/01/46 (Call 10/01/45)	75	59,932

		102,049

Insurance — 2.3%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	15	11,941
4.75%, 01/15/49 (Call 07/15/48)	125	113,108
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(a)	205	153,170
4.50%, 03/16/46 (Call 09/16/45)(a)	105	94,021
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	70	48,830
4.90%, 09/15/44 (Call 03/15/44)	15	14,047
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	55	42,699
4.20%, 12/15/46 (Call 06/15/46)	85	69,505
4.50%, 06/15/43	60	52,288
5.55%, 05/09/35	50	50,650
5.95%, 04/01/36	75	78,337
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(c)	55	55,369
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	50	40,891
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	5	4,399
4.38%, 06/30/50 (Call 12/30/49)	110	94,370
4.50%, 07/16/44 (Call 01/16/44)	115	101,546
4.75%, 04/01/48 (Call 10/01/47)	130	118,739
4.80%, 07/10/45 (Call 01/10/45)	115	105,319

Security	Par (000)	Value

Insurance (continued)
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(a)	$82	$48,859
Aon Corp., 6.25%, 09/30/40	40	42,375
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (Call 02/23/51)	75	46,666
3.90%, 02/28/52 (Call 08/28/51)	100	75,678
Aon Global Ltd.
4.60%, 06/14/44 (Call 03/14/44)	50	43,162
4.75%, 05/15/45 (Call 11/15/44)	64	56,416
Aon North America Inc., 5.75%, 03/01/54 (Call 09/01/53)	140	140,654
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	50	45,968
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	120	88,400
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	70	65,141
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	130	82,449
3.50%, 05/20/51 (Call 11/20/50)	55	38,183
5.75%, 03/02/53 (Call 09/02/52)	107	105,345
5.75%, 07/15/54 (Call 01/15/54)	35	34,698
6.75%, 02/15/54 (Call 08/15/53)	10	11,198
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66 (Call 12/15/36),
(1-mo. LIBOR US + 2.215%)(a)(c)	20	18,261
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51 (Call 03/15/51)	60	42,195
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	45	29,289
3.95%, 05/25/51 (Call 11/25/50)	80	58,354
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	95	58,765
2.85%, 10/15/50 (Call 04/15/50)	205	135,247
3.85%, 03/15/52 (Call 09/15/51)	320	253,663
4.20%, 08/15/48 (Call 02/15/48)	233	202,661
4.25%, 01/15/49 (Call 07/15/48)	151	132,833
4.30%, 05/15/43	70	62,600
4.40%, 05/15/42	125	115,510
5.75%, 01/15/40	58	62,363
Berkshire Hathaway Inc., 4.50%, 02/11/43	100	94,256
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	55	35,625
4.70%, 06/22/47 (Call 12/22/46)	114	88,339
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	90	77,544
Chubb Corp. (The)
6.00%, 05/11/37	36	38,636
Series 1, 6.50%, 05/15/38	70	78,651
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	65	43,992
3.05%, 12/15/61 (Call 06/15/61)	130	86,305
4.15%, 03/13/43	55	48,079
4.35%, 11/03/45 (Call 05/03/45)	180	158,920
6.70%, 05/15/36	30	34,115
Cincinnati Financial Corp., 6.13%, 11/01/34	35	36,563
Corebridge Financial Inc.
4.35%, 04/05/42 (Call 10/05/41)	65	53,765
4.40%, 04/05/52 (Call 10/05/51)	150	120,574
Empower Finance 2020 LP, 3.08%, 09/17/51 (Call 03/17/51)(a)	40	26,751
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	100	90,685

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	$165	$103,398
3.50%, 10/15/50 (Call 04/15/50)	125	87,779
4.87%, 06/01/44	15	13,503
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3-mo. LIBOR US + 3.454%)(a)(c)	70	57,609
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3-mo. LIBOR US + 3.231%)(a)(c)	85	62,681
Fidelity National Financial Inc., 3.20%, 09/17/51 (Call 03/17/51)	65	40,796
Genworth Holdings Inc., 6.50%, 06/15/34	32	29,983
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	85	74,777
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	65	52,414
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)	35	22,903
4.85%, 01/24/77(a)	70	57,462
4.88%, 06/19/64(a)(b)	55	47,287
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	15	9,613
3.60%, 08/19/49 (Call 02/19/49)	15	11,288
4.30%, 04/15/43	40	34,156
4.40%, 03/15/48 (Call 09/15/47)	80	69,088
5.95%, 10/15/36	45	46,528
6.10%, 10/01/41	115	119,820
High Street Funding Trust II, 4.68%, 02/15/48 (Call 11/15/47)(a)	100	81,524
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(a)	85	61,275
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)	65	46,418
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)	220	165,102
3.95%, 05/15/60 (Call 11/15/59)(a)	70	50,135
4.30%, 02/01/61 (Call 02/01/26)(a)	90	57,306
5.50%, 06/15/52 (Call 12/15/51)(a)	65	62,182
7.80%, 03/07/87(a)	50	51,322
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	55	42,595
4.38%, 06/15/50 (Call 12/15/49)	30	23,158
7.00%, 06/15/40	65	70,875
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	75	63,517
6.00%, 02/01/35	10	10,608
Manulife Financial Corp., 5.38%, 03/04/46	90	88,088
Markel Group Inc.
3.45%, 05/07/52 (Call 11/07/51)	65	44,601
4.15%, 09/17/50 (Call 03/17/50)	36	28,421
4.30%, 11/01/47 (Call 05/01/47)	40	31,821
5.00%, 04/05/46	85	75,750
5.00%, 05/20/49 (Call 11/20/48)	60	54,370
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	85	70,761
4.35%, 01/30/47 (Call 07/30/46)	55	46,658
4.75%, 03/15/39 (Call 09/15/38)	85	80,024
4.90%, 03/15/49 (Call 09/15/48)	130	120,211
5.45%, 03/15/53 (Call 09/15/52)	70	69,774
5.45%, 03/15/54 (Call 09/15/53)	40	39,749
5.70%, 09/15/53 (Call 03/15/53)	120	124,284
6.25%, 11/01/52 (Call 05/01/52)	35	38,679

Security	Par (000)	Value

Insurance (continued)
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)	$5	$3,127
3.38%, 04/15/50(a)	35	24,180
3.73%, 10/15/70(a)	76	51,336
4.90%, 04/01/77(a)	115	95,853
5.67%, 12/01/52 (Call 06/01/52)(a)	100	99,869
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)	5	5,360
MetLife Inc.
4.05%, 03/01/45	140	115,599
4.13%, 08/13/42	76	64,265
4.60%, 05/13/46 (Call 11/13/45)	95	84,889
4.72%, 12/15/44	85	75,643
4.88%, 11/13/43	106	97,394
5.00%, 07/15/52 (Call 01/15/52)	145	135,280
5.25%, 01/15/54 (Call 07/15/53)	125	120,862
5.70%, 06/15/35	160	165,615
5.88%, 02/06/41	50	52,188
6.38%, 06/15/34	145	156,198
6.40%, 12/15/66 (Call 12/15/31)	145	147,394
10.75%, 08/01/69 (Call 08/01/34)	31	42,196
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)	130	100,910
5.30%, 11/18/44(a)(b)	40	35,938
6.75%, 05/15/87	20	19,892
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)	140	110,475
9.38%, 08/15/39(a)	95	122,450
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)	140	106,661
4.45%, 05/15/69 (Call 11/15/68)(a)	60	48,124
6.75%, 11/15/39(a)	130	147,758
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(a)	120	84,659
3.63%, 09/30/59 (Call 03/30/59)(a)	130	91,149
3.85%, 09/30/47 (Call 03/30/47)(a)	125	97,324
6.06%, 03/30/40(a)	125	130,115
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	100	72,392
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47), (3-mo. LIBOR US + 2.796%)(a)(c)	135	104,258
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)	45	31,123
5.40%, 09/15/52 (Call 03/15/52)(a)	100	95,798
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)	55	35,926
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(a)	110	102,168
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	55	45,548
4.35%, 05/15/43	31	26,941
4.63%, 09/15/42	25	22,408
5.50%, 03/15/53 (Call 09/15/52)	10	9,777
6.05%, 10/15/36	35	36,821
Progressive Corp. (The)
3.70%, 03/15/52 (Call 09/15/51)	110	85,526
3.95%, 03/26/50 (Call 09/26/49)	50	40,705
4.13%, 04/15/47 (Call 10/15/46)	77	64,666
4.20%, 03/15/48 (Call 09/15/47)	50	42,981
4.35%, 04/25/44	45	39,829
Provident Financing Trust I, 7.41%, 03/15/38(b)	30	32,959

64	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Prudential Financial Inc.
3.00%, 03/10/40 (Call 09/10/39)	$80	$59,633
3.70%, 03/13/51 (Call 09/13/50)	165	125,271
3.91%, 12/07/47 (Call 06/07/47)	115	90,778
3.94%, 12/07/49 (Call 06/07/49)	145	113,644
4.35%, 02/25/50 (Call 08/25/49)	105	88,782
4.42%, 03/27/48 (Call 09/27/47)	55	46,949
4.60%, 05/15/44	63	56,084
5.70%, 12/14/36	100	103,183
6.63%, 12/01/37	40	44,484
6.63%, 06/21/40	55	60,685
Securian Financial Group Inc., 4.80%, 04/15/48(a)	35	28,524
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	50	47,333
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)	185	129,247
4.27%, 05/15/47 (Call 11/15/46)(a)	240	197,488
4.90%, 09/15/44(a)	150	136,250
6.85%, 12/16/39(a)	100	112,810
Transatlantic Holdings Inc., 8.00%, 11/30/39	45	57,497
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	50	31,124
3.05%, 06/08/51 (Call 12/08/50)	50	34,187
3.75%, 05/15/46 (Call 11/15/45)	35	27,749
4.00%, 05/30/47 (Call 11/30/46)	95	78,340
4.05%, 03/07/48 (Call 09/07/47)	80	67,063
4.10%, 03/04/49 (Call 09/04/48)	70	58,833
4.30%, 08/25/45 (Call 02/25/45)	65	56,648
4.60%, 08/01/43	30	27,867
5.35%, 11/01/40	60	60,658
5.45%, 05/25/53 (Call 11/25/52)	90	91,807
6.25%, 06/15/37	100	109,889
6.75%, 06/20/36	111	126,558
Unum Group
4.13%, 06/15/51 (Call 12/15/50)	5	3,670
4.50%, 12/15/49 (Call 06/15/49)	70	55,482
5.75%, 08/15/42	60	58,252
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	30	17,986
3.55%, 03/30/52 (Call 09/30/51)	15	10,356
4.00%, 05/12/50 (Call 11/12/49)	70	53,889
4.75%, 08/01/44	60	52,045
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(a)	75	50,434
5.15%, 01/15/49 (Call 07/15/48)(a)	30	27,141
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	80	59,309
5.05%, 09/15/48 (Call 03/15/48)	40	35,812
5.90%, 03/05/54 (Call 09/05/53)	75	74,904
XL Group Ltd., 5.25%, 12/15/43	50	46,705

		13,437,134

Internet — 0.9%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)	200	137,807
3.15%, 02/09/51 (Call 08/09/50)	240	158,396
3.25%, 02/09/61 (Call 08/09/60)	10	6,310
4.00%, 12/06/37 (Call 06/06/37)	55	47,424
4.20%, 12/06/47 (Call 06/06/47)	210	170,806
4.40%, 12/06/57 (Call 06/06/57)	20	16,346
4.50%, 11/28/34 (Call 05/28/34)	60	56,189

Security	Par (000)	Value

Internet (continued)
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)	$205	$135,564
2.05%, 08/15/50 (Call 02/15/50)	360	212,642
2.25%, 08/15/60 (Call 02/15/60)	85	48,798
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	269	168,742
2.70%, 06/03/60 (Call 12/03/59)	228	140,140
2.88%, 05/12/41 (Call 11/12/40)	170	127,646
3.10%, 05/12/51 (Call 11/12/50)	330	231,926
3.25%, 05/12/61 (Call 11/12/60)	195	134,383
3.88%, 08/22/37 (Call 02/22/37)	318	284,262
3.95%, 04/13/52 (Call 10/13/51)	315	260,316
4.05%, 08/22/47 (Call 02/22/47)	362	309,595
4.10%, 04/13/62 (Call 10/13/61)	155	128,110
4.25%, 08/22/57 (Call 02/22/57)	280	240,221
4.80%, 12/05/34 (Call 06/05/34)	35	34,990
4.95%, 12/05/44 (Call 06/05/44)	200	197,310
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	70	50,622
4.00%, 07/15/42 (Call 01/15/42)	106	84,093
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	330	288,417
4.65%, 08/15/62 (Call 02/15/62)	150	132,302
5.60%, 05/15/53 (Call 11/15/52)	290	300,373
5.75%, 05/15/63 (Call 11/15/62)	165	172,746
Prosus NV
3.83%, 02/08/51 (Call 08/08/50)(f)	200	122,497
4.03%, 08/03/50 (Call 02/03/50)(f)	200	127,054
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(f)	200	134,802
3.29%, 06/03/60 (Call 12/03/59)(f)	200	127,873
3.84%, 04/22/51 (Call 10/22/50)(f)	200	150,238
4.53%, 04/11/49 (Call 10/11/48)(f)	200	170,553

		5,109,493

Iron & Steel — 0.2%
ArcelorMittal SA
6.75%, 03/01/41	75	76,953
7.00%, 10/15/39	46	49,045
Cleveland-Cliffs Inc., 6.25%, 10/01/40	30	26,189
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	99	63,650
3.85%, 04/01/52 (Call 09/01/51)	55	43,240
6.40%, 12/01/37	100	109,366
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	70	45,845
U.S. Steel Corp., 6.65%, 06/01/37	30	30,986
Vale Overseas Ltd.
6.88%, 11/21/36	187	200,117
6.88%, 11/10/39(b)	149	159,325
Vale SA, 5.63%, 09/11/42	50	48,872

		853,588

Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	40	31,617
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	30	23,664

		55,281

Machinery — 0.2%
ABB Finance USA Inc., 4.38%, 05/08/42	30	26,926
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	200	147,201
3.25%, 04/09/50 (Call 10/09/49)	115	85,012

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.80%, 08/15/42	$170	$141,853
4.30%, 05/15/44 (Call 11/15/43)	70	63,224
4.75%, 05/15/64 (Call 11/15/63)	40	36,170
5.20%, 05/27/41	96	96,994
6.05%, 08/15/36	85	93,114
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	100	69,587
3.75%, 04/15/50 (Call 10/15/49)	115	94,143
3.90%, 06/09/42 (Call 12/09/41)	109	93,014
Dover Corp.
5.38%, 10/15/35	40	40,678
5.38%, 03/01/41 (Call 12/01/40)	20	19,671
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)	100	76,034
3.36%, 02/15/50 (Call 08/15/49)	80	57,861
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	15	8,963
4.20%, 03/01/49 (Call 09/01/48)	80	68,165
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	20	16,920

		1,235,530

Manufacturing — 0.3%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)(b)	70	48,338
3.25%, 08/26/49 (Call 02/26/49)(b)	80	55,100
3.63%, 10/15/47 (Call 04/15/47)	93	67,313
3.70%, 04/15/50 (Call 10/15/49)	50	36,965
3.88%, 06/15/44	85	66,714
4.00%, 09/14/48 (Call 03/14/48)(b)	100	80,648
5.70%, 03/15/37	67	69,893
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	15	12,272
4.15%, 11/02/42	100	86,811
4.70%, 08/23/52 (Call 02/23/52)	110	101,490
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200	187,174
General Electric Co.
4.50%, 03/11/44	55	49,758
5.88%, 01/14/38	30	31,845
6.88%, 01/10/39	130	153,641
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	80	68,115
4.88%, 09/15/41 (Call 03/15/41)	51	49,277
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	105	85,673
4.10%, 03/01/47 (Call 09/01/46)	70	57,481
4.20%, 11/21/34 (Call 05/21/34)	40	36,831
4.45%, 11/21/44 (Call 05/21/44)	75	65,791
6.25%, 05/15/38	25	26,882
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)	250	187,068
3.30%, 09/15/46(a)	15	11,342
4.20%, 03/16/47(a)	250	219,650
4.40%, 05/27/45(a)	50	45,109

		1,901,181

Media — 2.1%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	165	109,170
3.50%, 03/01/42 (Call 09/01/41)	150	97,959
3.70%, 04/01/51 (Call 10/01/50)	250	151,398

Security	Par (000)	Value

Media (continued)
3.85%, 04/01/61 (Call 10/01/60)	$235	$136,180
3.90%, 06/01/52 (Call 12/01/51)	225	141,192
3.95%, 06/30/62 (Call 12/30/61)	165	97,006
4.40%, 12/01/61 (Call 06/01/61)	170	109,097
4.80%, 03/01/50 (Call 09/01/49)	325	234,812
5.13%, 07/01/49 (Call 01/01/49)	130	98,447
5.25%, 04/01/53 (Call 10/01/52)(b)	155	120,266
5.38%, 04/01/38 (Call 10/01/37)	145	124,425
5.38%, 05/01/47 (Call 11/01/46)	175	137,693
5.50%, 04/01/63 (Call 10/01/62)	135	103,712
5.75%, 04/01/48 (Call 10/01/47)	263	218,560
6.38%, 10/23/35 (Call 04/23/35)	290	280,185
6.48%, 10/23/45 (Call 04/23/45)	321	293,164
6.83%, 10/23/55 (Call 04/23/55)	90	85,125
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	100	57,378
2.65%, 08/15/62 (Call 02/15/62)	140	78,053
2.80%, 01/15/51 (Call 07/15/50)	232	144,930
2.89%, 11/01/51 (Call 05/01/51)	587	371,852
2.94%, 11/01/56 (Call 05/01/56)	639	393,458
2.99%, 11/01/63 (Call 05/01/63)	364	217,811
3.20%, 07/15/36 (Call 01/15/36)	60	48,446
3.25%, 11/01/39 (Call 05/01/39)	216	165,879
3.40%, 07/15/46 (Call 01/15/46)	200	146,713
3.45%, 02/01/50 (Call 08/01/49)	270	193,896
3.75%, 04/01/40 (Call 10/01/39)	80	65,381
3.90%, 03/01/38 (Call 09/01/37)	160	137,297
3.97%, 11/01/47 (Call 05/01/47)	189	149,911
4.00%, 08/15/47 (Call 02/15/47)	145	115,997
4.00%, 03/01/48 (Call 09/01/47)	165	130,817
4.00%, 11/01/49 (Call 05/01/49)	176	139,194
4.05%, 11/01/52 (Call 05/01/52)	100	78,873
4.20%, 08/15/34 (Call 02/15/34)	140	128,617
4.40%, 08/15/35 (Call 02/15/35)	114	105,613
4.60%, 10/15/38 (Call 04/15/38)	124	114,095
4.60%, 08/15/45 (Call 02/15/45)	105	92,821
4.65%, 07/15/42	115	103,587
4.70%, 10/15/48 (Call 04/15/48)	210	189,577
4.75%, 03/01/44	75	68,027
4.95%, 10/15/58 (Call 04/15/58)	130	120,048
5.35%, 05/15/53 (Call 11/15/52)	160	156,046
5.50%, 05/15/64 (Call 11/15/63)	170	166,961
5.65%, 06/15/35	120	123,273
6.50%, 11/15/35	85	92,706
6.55%, 07/01/39	10	10,991
6.95%, 08/15/37	25	28,499
Cox Communications Inc.
2.95%, 10/01/50 (Call 04/01/50)(a)	55	33,644
3.60%, 06/15/51 (Call 12/15/50)(a)(b)	115	80,035
4.50%, 06/30/43 (Call 12/30/42)(a)	96	78,576
4.60%, 08/15/47 (Call 02/15/47)(a)	5	4,021
4.70%, 12/15/42(a)	55	46,315
4.80%, 02/01/35 (Call 08/01/34)(a)	70	64,318
5.80%, 12/15/53 (Call 06/15/53)(a)	55	53,609
8.38%, 03/01/39(a)	50	59,882
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	196	129,743
4.65%, 05/15/50 (Call 11/15/49)	225	170,825
4.88%, 04/01/43	40	32,023
5.00%, 09/20/37 (Call 03/20/37)	85	72,734
5.20%, 09/20/47 (Call 03/20/47)	245	199,284

66	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.30%, 05/15/49 (Call 11/15/48)	$191	$155,776
6.35%, 06/01/40	190	182,649
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	130	121,487
5.58%, 01/25/49 (Call 07/25/48)	145	132,595
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	45	37,669
5.25%, 05/24/49 (Call 11/24/48)	25	21,867
6.63%, 01/15/40	154	158,224
Historic TW Inc., 8.30%, 01/15/36(e)	15	16,647
NBCUniversal Media LLC
4.45%, 01/15/43	20	17,479
5.95%, 04/01/41	100	104,039
Paramount Global
4.38%, 03/15/43	170	113,876
4.60%, 01/15/45 (Call 07/15/44)	60	41,085
4.85%, 07/01/42 (Call 01/01/42)	74	53,265
4.90%, 08/15/44 (Call 02/15/44)	75	52,646
4.95%, 05/19/50 (Call 11/19/49)	120	85,959
5.25%, 04/01/44 (Call 10/01/43)(b)	25	18,429
5.85%, 09/01/43 (Call 03/01/43)	130	105,167
5.90%, 10/15/40 (Call 04/15/40)	30	24,311
6.88%, 04/30/36	129	118,353
Sky Group Finance Ltd., 6.50%, 10/15/35(a)	40	43,609
Thomson Reuters Corp.
5.50%, 08/15/35	45	45,680
5.65%, 11/23/43 (Call 05/23/43)	30	29,136
5.85%, 04/15/40	40	40,605
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	94	68,714
5.50%, 09/01/41 (Call 03/01/41)	155	127,715
5.88%, 11/15/40 (Call 05/15/40)	120	103,169
6.55%, 05/01/37	140	131,428
6.75%, 06/15/39	180	169,547
7.30%, 07/01/38	190	189,316
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	60	41,880
3.70%, 12/01/42	70	56,812
4.13%, 06/01/44	101	86,082
4.38%, 08/16/41	50	44,192
Series E, 4.13%, 12/01/41	60	51,632
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	205	132,228
3.50%, 05/13/40 (Call 11/13/39)	225	180,623
3.60%, 01/13/51 (Call 07/13/50)	320	242,888
3.80%, 05/13/60 (Call 11/13/59)	5	3,791
4.63%, 03/23/40 (Call 09/23/39)	85	79,474
4.70%, 03/23/50 (Call 09/23/49)(b)	150	137,228
4.75%, 09/15/44 (Call 03/15/44)	130	119,465
4.75%, 11/15/46 (Call 05/15/46)	70	63,458
4.95%, 10/15/45 (Call 04/15/45)	90	84,246
5.40%, 10/01/43	125	125,649
6.15%, 03/01/37	26	28,084
6.15%, 02/15/41	75	80,957
6.20%, 12/15/34	70	76,400
6.40%, 12/15/35	71	78,045
6.65%, 11/15/37	200	226,174
7.75%, 12/01/45	65	83,177

		12,233,074

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	$50	$42,150
4.38%, 06/15/45 (Call 12/15/44)	20	17,551
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	60	52,266
5.25%, 10/01/54 (Call 04/01/54)	20	17,214

		129,181

Mining — 0.8%
Anglo American Capital PLC, 4.75%, 03/16/52
(Call 09/16/51)(f)	200	168,001
AngloGold Ashanti Holdings PLC, 6.50%, 04/15/40	30	29,410
Barrick Gold Corp., 6.45%, 10/15/35	30	32,462
Barrick North America Finance LLC
5.70%, 05/30/41	119	120,398
5.75%, 05/01/43	104	106,272
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	140	143,095
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	135	116,284
5.00%, 09/30/43	300	286,830
5.50%, 09/08/53 (Call 03/08/53)	80	81,553
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50 (Call 07/30/49)(f)	400	269,892
4.25%, 07/17/42(a)	200	154,289
4.38%, 02/05/49 (Call 08/05/48)(f)	200	152,581
4.50%, 08/01/47 (Call 02/01/47)(f)	200	154,249
5.63%, 09/21/35(a)	100	96,105
6.30%, 09/08/53(f)	200	194,103
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	50	48,553
5.45%, 03/15/43 (Call 09/15/42)	185	172,341
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(f)	200	147,453
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	45	42,720
6.00%, 11/15/41(a)	40	39,745
6.90%, 11/15/37(a)	99	107,318
Glencore Funding LLC
3.38%, 09/23/51 (Call 03/23/51)(a)	10	6,863
3.88%, 04/27/51 (Call 10/27/50)(a)(b)	60	44,793
Indonesia Asahan Aluminium PT/Mineral Industri
Indonesia Persero PT, 5.80%, 05/15/50
(Call 11/15/49)(f)	200	186,233
Industrias Penoles SAB de CV, 4.75%, 08/06/50
(Call 02/06/50)(f)	200	154,994
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	100	91,870
5.45%, 06/09/44 (Call 12/09/43)	85	83,009
5.88%, 04/01/35	90	92,580
6.25%, 10/01/39	90	95,174
Newmont Corp./Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)	40	32,692
5.75%, 11/15/41 (Call 08/15/41)	30	30,410
Rio Tinto Alcan Inc., 5.75%, 06/01/35	35	36,211
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	121	76,725
5.20%, 11/02/40	150	147,539
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	55	47,040
4.75%, 03/22/42 (Call 09/22/41)	55	51,554
5.13%, 03/09/53 (Call 09/09/52)	145	139,336

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Southern Copper Corp.
5.25%, 11/08/42	$105	$98,753
5.88%, 04/23/45	143	142,244
6.75%, 04/16/40	130	143,331
7.50%, 07/27/35	165	189,858

		4,554,863

Office & Business Equipment — 0.0%
Xerox Corp.
4.80%, 03/01/35	30	22,724
6.75%, 12/15/39	40	34,209

		56,933

Oil & Gas — 3.2%
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	60	46,142
5.10%, 09/01/40 (Call 03/01/40)	140	117,166
5.25%, 02/01/42 (Call 08/01/41)	45	37,362
5.35%, 07/01/49 (Call 01/01/49)	40	32,365
6.00%, 01/15/37	55	53,460
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	160	101,622
2.94%, 06/04/51 (Call 12/04/50)	250	164,317
3.00%, 02/24/50 (Call 08/24/49)	225	150,540
3.00%, 03/17/52 (Call 09/17/51)	140	92,910
3.06%, 06/17/41 (Call 12/17/40)	155	115,090
3.38%, 02/08/61 (Call 08/08/60)	260	174,990
Burlington Resources LLC, 5.95%, 10/15/36	10	10,520
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	75	65,355
5.85%, 02/01/35	10	9,978
6.25%, 03/15/38	110	112,794
6.50%, 02/15/37	65	67,685
6.75%, 02/01/39	45	47,927
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(b)	100	71,388
5.25%, 06/15/37 (Call 12/15/36)	27	25,113
5.40%, 06/15/47 (Call 12/15/46)	72	66,108
6.75%, 11/15/39	38	41,184
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	135	95,236
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	100	59,967
5.25%, 11/15/43 (Call 05/15/43)	43	43,350
6.00%, 03/01/41 (Call 09/01/40)	15	16,330
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	192,713
CNOOC Petroleum North America ULC
5.88%, 03/10/35	100	105,861
6.40%, 05/15/37	200	222,459
7.50%, 07/30/39	100	122,551
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	70	56,706
3.80%, 03/15/52 (Call 09/15/51)	125	95,816
4.03%, 03/15/62 (Call 09/15/61)	191	147,960
4.30%, 11/15/44 (Call 05/15/44)	172	147,803
5.30%, 05/15/53 (Call 11/15/52)	175	171,248
5.55%, 03/15/54 (Call 09/15/53)	135	136,504
5.70%, 09/15/63 (Call 03/15/63)	80	81,727
5.95%, 03/15/46 (Call 09/15/45)	20	20,769
6.50%, 02/01/39	135	151,978
Continental Resources Inc./OK, 4.90%, 06/01/44
(Call 12/01/43)	75	60,799

Security	Par (000)	Value

Oil & Gas (continued)
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	$89	$75,333
5.00%, 06/15/45 (Call 12/15/44)	70	60,376
5.60%, 07/15/41 (Call 01/15/41)	130	122,497
Diamondback Energy Inc.
4.25%, 03/15/52 (Call 09/15/51)	90	71,411
4.40%, 03/24/51 (Call 09/24/50)	60	48,431
6.25%, 03/15/53 (Call 09/15/52)	60	63,476
Ecopetrol SA
5.88%, 05/28/45	220	163,032
5.88%, 11/02/51 (Call 05/02/51)	100	70,909
7.38%, 09/18/43	90	82,099
8.38%, 01/19/36 (Call 10/19/35)	220	220,630
Eni SpA, 5.70%, 10/01/40(a)	35	33,429
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	60	53,781
4.95%, 04/15/50 (Call 10/15/49)	90	83,902
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	80	57,404
3.63%, 04/06/40 (Call 10/06/39)	95	78,368
3.70%, 04/06/50 (Call 10/06/49)(b)	135	105,158
3.95%, 05/15/43	102	85,194
4.25%, 11/23/41	100	88,571
4.80%, 11/08/43	110	103,523
5.10%, 08/17/40	30	29,521
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	75	57,695
3.10%, 08/16/49 (Call 02/16/49)	160	111,829
3.45%, 04/15/51 (Call 10/15/50)	300	222,403
3.57%, 03/06/45 (Call 09/06/44)	131	102,072
4.11%, 03/01/46 (Call 09/01/45)	300	254,267
4.23%, 03/19/40 (Call 09/19/39)	235	210,740
4.33%, 03/19/50 (Call 09/19/49)	270	235,284
Hess Corp.
5.60%, 02/15/41	155	156,179
5.80%, 04/01/47 (Call 10/01/46)	60	60,852
6.00%, 01/15/40	50	52,200
KazMunayGas National Co. JSC
5.75%, 04/19/47	200	170,874
6.38%, 10/24/48(f)	200	183,153
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)(b)	40	34,730
6.60%, 10/01/37	91	94,937
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	70	57,587
4.75%, 09/15/44 (Call 03/15/44)	115	100,353
5.00%, 09/15/54 (Call 03/15/54)	55	47,264
6.50%, 03/01/41 (Call 09/01/40)	83	88,095
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	80	85,730
Murphy Oil Corp., 5.88%, 12/01/42 (Call 06/01/42)	40	35,187
Occidental Petroleum Corp.
4.20%, 03/15/48 (Call 09/15/47)	35	26,939
4.40%, 04/15/46 (Call 10/15/45)	50	40,118
6.20%, 03/15/40	79	80,188
6.45%, 09/15/36	195	205,587
6.60%, 03/15/46 (Call 09/15/45)(b)	130	138,111
7.95%, 06/15/39	10	11,653
Ovintiv Inc.
6.50%, 08/15/34	55	57,613
6.50%, 02/01/38	45	46,074
6.63%, 08/15/37	70	72,238

68	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.10%, 07/15/53 (Call 01/15/53)	$35	$38,148
Pertamina Persero PT
4.18%, 01/21/50 (Call 07/21/49)(f)	200	154,841
5.63%, 05/20/43(f)	200	191,581
6.00%, 05/03/42(f)	200	200,005
6.45%, 05/30/44(f)	200	209,236
Petrobras Global Finance BV
5.50%, 06/10/51 (Call 12/10/50)	50	41,282
6.75%, 01/27/41	115	113,955
6.85%,	200	187,732
6.88%, 01/20/40	40	40,489
6.90%, 03/19/49(b)	50	49,038
7.25%, 03/17/44	110	113,557
Petroleos del Peru SA, 5.63%, 06/19/47(f)	200	136,551
Petroleos Mexicanos
6.35%, 02/12/48(b)	240	146,865
6.38%, 01/23/45(b)	270	167,137
6.50%, 06/02/41	155	102,296
6.63%, 06/15/35	275	203,556
6.75%, 09/21/47(b)	630	399,849
6.95%, 01/28/60 (Call 07/28/59)	430	272,956
7.69%, 01/23/50 (Call 07/23/49)	880	605,789
Petronas Capital Ltd.
3.40%, 04/28/61 (Call 10/28/60)(f)	200	136,396
4.50%, 03/18/45(f)	200	176,541
4.55%, 04/21/50 (Call 10/21/49)(f)	300	263,218
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	150	102,587
4.65%, 11/15/34 (Call 05/15/34)	15	14,078
4.88%, 11/15/44 (Call 05/15/44)	235	214,503
5.88%, 05/01/42	130	133,994
Phillips 66 Co.
4.68%, 02/15/45 (Call 08/15/44)	95	82,894
4.90%, 10/01/46 (Call 04/01/46)	45	40,241
5.65%, 06/15/54 (Call 12/15/53)	50	49,571
QatarEnergy
3.13%, 07/12/41 (Call 01/12/41)(f)	400	293,668
3.30%, 07/12/51 (Call 01/12/51)(f)	400	276,948
Reliance Industries Ltd., 3.63%, 01/12/52(f)	250	181,441
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(f)	200	133,265
3.50%, 11/24/70 (Call 05/24/70)(f)	200	127,600
4.25%, 04/16/39(f)	400	345,329
4.38%, 04/16/49(f)	400	326,410
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	110	80,294
3.00%, 11/26/51 (Call 05/26/51)	155	103,880
3.13%, 11/07/49 (Call 05/07/49)	171	118,900
3.25%, 04/06/50 (Call 10/06/49)	210	149,260
3.63%, 08/21/42	50	40,303
3.75%, 09/12/46	130	102,424
4.00%, 05/10/46	255	209,359
4.13%, 05/11/35	172	158,973
4.38%, 05/11/45	305	266,456
4.55%, 08/12/43	120	108,950
5.50%, 03/25/40	110	113,174
6.38%, 12/15/38	296	329,016
Sinopec Group Overseas Development 2015 Ltd.,
4.10%, 04/28/45(f)	200	173,145
Sinopec Group Overseas Development 2017 Ltd.,
4.25%, 04/12/47(f)	300	261,690

Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Group Overseas Development 2018 Ltd.,
3.10%, 01/08/51 (Call 07/08/50)(f)	$200	$140,574
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	75	54,416
4.00%, 11/15/47 (Call 05/15/47)	129	98,259
5.95%, 12/01/34	10	10,386
6.50%, 06/15/38	150	157,026
6.80%, 05/15/38	115	122,635
6.85%, 06/01/39	40	42,931
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(f)	200	135,352
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	112	83,141
3.13%, 05/29/50 (Call 11/29/49)	291	202,390
3.39%, 06/29/60 (Call 12/29/59)	20	13,823
3.46%, 07/12/49 (Call 01/12/49)	135	100,820
Transocean Inc.
6.80%, 03/15/38(b)	70	54,885
9.35%, 12/15/41	20	17,384
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	85	59,825
4.00%, 06/01/52 (Call 12/01/51)	40	30,076
4.90%, 03/15/45	70	63,249
6.63%, 06/15/37	140	149,932
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(f)	90	65,291

		18,362,556

Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	105	101,833
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	158	127,208
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	60	52,942
4.75%, 08/01/43 (Call 02/01/43)	148	133,491
4.85%, 11/15/35 (Call 05/15/35)	126	121,227
5.00%, 11/15/45 (Call 05/15/45)	175	162,797
6.70%, 09/15/38	73	81,740
7.45%, 09/15/39	90	108,092
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	104	77,502

		966,832

Packaging & Containers — 0.0%
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	70	46,645
4.05%, 12/15/49 (Call 06/15/49)	60	47,379
Sonoco Products Co., 5.75%, 11/01/40
(Call 05/01/40)	20	20,119
Stora Enso OYJ, 7.25%, 04/15/36(a)	30	31,694

		145,837

Pharmaceuticals — 3.4%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	360	315,977
4.25%, 11/21/49 (Call 05/21/49)	615	529,486
4.30%, 05/14/36 (Call 11/14/35)	145	134,984
4.40%, 11/06/42	280	250,472
4.45%, 05/14/46 (Call 11/14/45)	236	208,569
4.50%, 05/14/35 (Call 11/14/34)	320	305,440
4.55%, 03/15/35 (Call 09/15/34)	254	243,507
4.63%, 10/01/42 (Call 04/01/42)	50	45,750
4.70%, 05/14/45 (Call 11/14/44)	300	276,631
4.75%, 03/15/45 (Call 09/15/44)	95	88,003
4.85%, 06/15/44 (Call 12/15/43)	130	122,817
4.88%, 11/14/48 (Call 05/14/48)	200	188,960

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.35%, 03/15/44 (Call 09/15/43)	$70	$70,583
5.40%, 03/15/54 (Call 09/15/53)	300	304,611
5.50%, 03/15/64 (Call 09/15/63)	60	60,659
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)	10	5,896
3.00%, 05/28/51 (Call 11/28/50)	90	62,235
4.00%, 09/18/42	91	77,783
4.38%, 11/16/45	133	117,570
4.38%, 08/17/48 (Call 02/17/48)	109	96,781
6.45%, 09/15/37	335	377,246
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	148	102,121
4.20%, 07/15/34 (Call 01/15/34)(a)	5	4,169
4.40%, 07/15/44 (Call 01/15/44)(a)	180	135,275
4.63%, 06/25/38 (Call 12/25/37)(a)	115	94,349
4.70%, 07/15/64 (Call 01/15/64)(a)	101	72,485
4.88%, 06/25/48 (Call 12/25/47)(a)	75	59,205
5.50%, 07/30/35(a)	45	41,267
Bayer U.S. Finance LLC, 6.88%, 11/21/53
(Call 05/21/53)(a)	40	40,059
Becton Dickinson and Co.
3.79%, 05/20/50 (Call 11/20/49)	10	7,726
4.67%, 06/06/47 (Call 12/06/46)	238	210,783
4.69%, 12/15/44 (Call 06/15/44)	58	52,043
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	90	60,378
2.55%, 11/13/50 (Call 05/13/50)	165	100,015
3.25%, 08/01/42	125	94,427
3.55%, 03/15/42 (Call 09/15/41)	10	7,884
3.70%, 03/15/52 (Call 09/15/51)	205	154,961
3.90%, 03/15/62 (Call 09/15/61)	155	115,579
4.13%, 06/15/39 (Call 12/15/38)	215	187,370
4.25%, 10/26/49 (Call 04/26/49)	455	380,879
4.35%, 11/15/47 (Call 05/15/47)	175	148,639
4.55%, 02/20/48 (Call 08/20/47)	95	83,566
4.63%, 05/15/44 (Call 11/15/43)	130	117,670
5.00%, 08/15/45 (Call 02/15/45)	45	42,832
5.50%, 02/22/44 (Call 08/22/43)	30	30,349
5.55%, 02/22/54 (Call 08/22/53)	205	207,467
5.65%, 02/22/64 (Call 08/22/63)	150	151,428
6.25%, 11/15/53 (Call 05/15/53)	170	188,628
6.40%, 11/15/63 (Call 05/15/63)	100	111,538
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	46	37,739
4.50%, 11/15/44 (Call 05/15/44)	50	42,167
4.60%, 03/15/43	40	34,387
4.90%, 09/15/45 (Call 03/15/45)	50	44,217
Cencora Inc.
4.25%, 03/01/45 (Call 09/01/44)	35	30,420
4.30%, 12/15/47 (Call 06/15/47)	60	50,993
Cigna Group (The)
3.20%, 03/15/40 (Call 09/15/39)	115	85,886
3.40%, 03/15/50 (Call 09/15/49)	180	125,264
3.40%, 03/15/51 (Call 09/15/50)	195	135,603
3.88%, 10/15/47 (Call 04/15/47)	135	103,734
4.80%, 08/15/38 (Call 02/15/38)	164	152,097
4.80%, 07/15/46 (Call 01/16/46)	100	89,378
4.90%, 12/15/48 (Call 06/15/48)	310	278,498
5.60%, 02/15/54 (Call 08/15/53)	95	93,539
6.13%, 11/15/41	81	85,647

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	$160	$108,924
4.13%, 04/01/40 (Call 10/01/39)	125	102,619
4.25%, 04/01/50 (Call 10/01/49)	75	59,905
4.78%, 03/25/38 (Call 09/25/37)	492	447,605
4.88%, 07/20/35 (Call 01/20/35)	130	123,994
5.05%, 03/25/48 (Call 09/25/47)	886	791,595
5.13%, 07/20/45 (Call 01/20/45)	366	333,218
5.30%, 12/05/43 (Call 06/05/43)	117	108,705
5.63%, 02/21/53 (Call 08/21/52)	100	96,005
5.88%, 06/01/53 (Call 12/01/52)	150	149,469
6.00%, 06/01/63 (Call 12/01/62)(b)	65	65,096
6.13%, 09/15/39	30	30,812
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	120	72,731
2.50%, 09/15/60 (Call 03/15/60)	95	55,270
3.70%, 03/01/45 (Call 09/01/44)	25	20,654
3.95%, 03/15/49 (Call 09/15/48)	45	37,733
4.15%, 03/15/59 (Call 09/15/58)	65	54,655
4.88%, 02/27/53 (Call 08/27/52)	230	222,945
4.95%, 02/27/63 (Call 08/27/62)	110	105,870
5.00%, 02/09/54 (Call 08/09/53)	85	83,779
5.10%, 02/09/64 (Call 08/09/63)	130	127,807
5.55%, 03/15/37	95	100,174
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	38	33,388
6.38%, 05/15/38	327	366,634
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	115	78,136
2.45%, 09/01/60 (Call 03/01/60)	125	73,609
3.40%, 01/15/38 (Call 07/15/37)	236	200,218
3.50%, 01/15/48 (Call 07/15/47)	83	65,332
3.55%, 03/01/36 (Call 09/01/35)	135	119,326
3.63%, 03/03/37 (Call 09/03/36)	187	165,244
3.70%, 03/01/46 (Call 09/01/45)	190	155,670
3.75%, 03/03/47 (Call 09/03/46)	135	110,992
4.50%, 09/01/40	60	57,008
4.50%, 12/05/43 (Call 06/05/43)	115	108,206
5.85%, 07/15/38	165	181,307
5.95%, 08/15/37	50	55,120
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	45	40,716
5.90%, 11/01/39	20	20,863
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	125	86,545
2.45%, 06/24/50 (Call 12/24/49)	185	113,548
2.75%, 12/10/51 (Call 06/10/51)	245	158,842
2.90%, 12/10/61 (Call 06/10/61)	135	83,617
3.60%, 09/15/42 (Call 03/15/42)	106	85,796
3.70%, 02/10/45 (Call 08/10/44)	250	202,126
3.90%, 03/07/39 (Call 09/07/38)	15	13,111
4.00%, 03/07/49 (Call 09/07/48)	110	91,606
4.15%, 05/18/43	165	144,022
4.90%, 05/17/44 (Call 11/17/43)	100	96,000
5.00%, 05/17/53 (Call 11/17/52)	185	179,321
5.15%, 05/17/63 (Call 11/17/62)	55	53,774
6.55%, 09/15/37	105	117,826
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	100	106,868
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	70	57,321
5.40%, 11/29/43 (Call 05/29/43)	65	56,114

70	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	$110	$73,295
3.70%, 09/21/42	70	58,020
4.00%, 11/20/45 (Call 05/20/45)	140	119,031
4.40%, 05/06/44	242	220,247
Perrigo Finance Unlimited Co., 4.90%, 12/15/44
(Call 06/15/44)	35	27,373
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	145	101,613
2.70%, 05/28/50 (Call 11/28/49)	105	69,126
3.90%, 03/15/39 (Call 09/15/38)	45	38,366
4.00%, 12/15/36	120	107,790
4.00%, 03/15/49 (Call 09/15/48)	140	115,603
4.10%, 09/15/38 (Call 03/15/38)	155	137,731
4.13%, 12/15/46	162	135,853
4.20%, 09/15/48 (Call 03/15/48)	185	157,232
4.30%, 06/15/43	100	87,476
4.40%, 05/15/44	155	139,242
5.60%, 09/15/40	50	51,292
7.20%, 03/15/39	220	261,423
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43 (Call 11/19/42)	290	278,904
5.30%, 05/19/53 (Call 11/19/52)	590	577,853
5.34%, 05/19/63 (Call 11/19/62)	430	414,280
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	215	160,069
3.18%, 07/09/50 (Call 01/09/50)	215	147,327
3.38%, 07/09/60 (Call 01/09/60)	55	36,719
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	65	62,034
Teva Pharmaceutical Finance Netherlands III BV,
4.10%, 10/01/46	250	168,784
Utah Acquisition Sub Inc., 5.25%, 06/15/46
(Call 12/15/45)	125	102,678
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	175	128,459
4.00%, 06/22/50 (Call 12/22/49)	225	153,312
Wyeth LLC
5.95%, 04/01/37	150	160,044
6.00%, 02/15/36	90	96,246
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	40	27,380
3.95%, 09/12/47 (Call 03/12/47)	75	60,410
4.45%, 08/20/48 (Call 02/20/48)	30	26,243
4.70%, 02/01/43 (Call 08/01/42)	130	118,753

		19,674,600

Pipelines — 2.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	177,566
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	35	27,192
5.85%, 11/15/43 (Call 05/15/43)	45	37,093
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)	100	82,456
3.40%, 01/15/38 (Call 07/15/37)(a)	155	126,945
3.70%, 01/15/39 (Call 07/15/38)(a)	95	77,946
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)	85	66,699
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)(a)	5	4,183
4.25%, 04/15/48 (Call 10/15/47)(a)	10	8,224

Security	Par (000)	Value

Pipelines (continued)
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)	$50	$48,271
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/43 (Call 02/15/43)(a)	70	74,276
6.54%, 11/15/53 (Call 05/15/53)(a)	145	154,206
6.71%, 08/15/63 (Call 02/15/63)(a)	50	53,971
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	30	28,643
6.45%, 11/03/36(a)	35	36,140
6.75%, 09/15/37(a)	65	69,561
Eastern Gas Transmission & Storage Inc.
4.60%, 12/15/44 (Call 06/15/44)	20	16,981
4.80%, 11/01/43 (Call 05/01/43)	40	35,238
EIG Pearl Holdings Sarl, 4.39%, 11/30/46(f)	200	154,102
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	31	30,041
7.38%, 10/15/45 (Call 04/15/45)	85	98,119
Series B, 7.50%, 04/15/38	40	46,232
Enbridge Inc.
3.40%, 08/01/51 (Call 02/01/51)	55	38,353
4.00%, 11/15/49 (Call 05/15/49)	95	73,456
4.50%, 06/10/44 (Call 12/10/43)	95	79,165
5.50%, 12/01/46 (Call 06/01/46)	58	56,000
6.70%, 11/15/53 (Call 05/15/53)	150	167,307
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	65	60,623
4.95%, 01/15/43 (Call 07/15/42)	35	30,158
5.00%, 05/15/44 (Call 11/15/43)	25	21,641
5.00%, 05/15/50 (Call 11/15/49)	260	224,185
5.15%, 02/01/43 (Call 08/01/42)	80	70,414
5.15%, 03/15/45 (Call 09/15/44)	60	53,539
5.30%, 04/01/44 (Call 10/01/43)	61	55,238
5.30%, 04/15/47 (Call 10/15/46)	130	116,126
5.35%, 05/15/45 (Call 11/15/44)	95	85,947
5.40%, 10/01/47 (Call 04/01/47)	209	189,012
5.95%, 10/01/43 (Call 04/01/43)	80	77,976
5.95%, 05/15/54 (Call 11/15/53)	170	166,243
6.00%, 06/15/48 (Call 12/15/47)	135	132,155
6.05%, 06/01/41 (Call 12/01/40)	40	39,655
6.10%, 02/15/42	40	39,652
6.13%, 12/15/45 (Call 06/15/45)	155	154,056
6.25%, 04/15/49 (Call 10/15/48)	220	221,973
6.50%, 02/01/42 (Call 08/01/41)	120	125,426
6.63%, 10/15/36	55	57,796
7.50%, 07/01/38	45	51,116
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	54	45,816
5.45%, 06/01/47 (Call 12/01/46)	55	48,384
5.60%, 04/01/44 (Call 10/01/43)(b)	40	36,223
Enterprise Products Operating LLC
3.20%, 02/15/52 (Call 08/15/51)	100	68,266
3.30%, 02/15/53 (Call 08/15/52)	165	115,116
3.70%, 01/31/51 (Call 07/31/50)	100	75,433
3.95%, 01/31/60 (Call 07/31/59)	25	18,909
4.20%, 01/31/50 (Call 07/31/49)	190	156,864
4.25%, 02/15/48 (Call 08/15/47)	175	146,300
4.45%, 02/15/43 (Call 08/15/42)	134	116,602
4.80%, 02/01/49 (Call 08/01/48)	175	158,479
4.85%, 08/15/42 (Call 02/15/42)	68	62,201
4.85%, 03/15/44 (Call 09/15/43)	100	91,536
4.90%, 05/15/46 (Call 11/15/45)	140	127,807

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.95%, 10/15/54 (Call 04/15/54)	$45	$41,034
5.10%, 02/15/45 (Call 08/15/44)	174	162,902
5.70%, 02/15/42	105	105,919
5.95%, 02/01/41	92	95,928
6.13%, 10/15/39	75	78,609
6.45%, 09/01/40	70	76,463
7.55%, 04/15/38	46	54,723
EQM Midstream Partners LP, 6.50%, 07/15/48
(Call 01/15/48)	65	65,975
Flex Intermediate Holdco LLC, 4.32%, 12/30/39
(Call 06/30/39)(a)	40	28,741
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)	63	54,434
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(f)	170	145,724
2.63%, 03/31/36(f)	200	162,389
2.94%, 09/30/40(f)	187	148,949
3.25%, 09/30/40(f)	200	151,345
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(f)	200	202,653
6.51%, 02/23/42(f)	200	204,497
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	85	71,389
5.00%, 08/15/42 (Call 02/15/42)	85	73,959
5.00%, 03/01/43 (Call 09/01/42)	80	69,687
5.40%, 09/01/44 (Call 03/01/44)	85	77,527
5.50%, 03/01/44 (Call 09/01/43)	120	110,947
5.63%, 09/01/41	10	9,409
6.38%, 03/01/41	95	96,538
6.50%, 02/01/37	5	5,150
6.50%, 09/01/39	80	82,374
6.55%, 09/15/40	50	51,884
6.95%, 01/15/38	53	57,153
7.50%, 11/15/40	45	50,167
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	95	61,439
3.60%, 02/15/51 (Call 08/15/50)	125	85,809
5.05%, 02/15/46 (Call 08/15/45)	130	113,054
5.20%, 03/01/48 (Call 09/01/47)	100	88,835
5.30%, 12/01/34 (Call 06/01/34)	70	68,220
5.45%, 08/01/52 (Call 02/01/52)	120	110,526
5.55%, 06/01/45 (Call 12/01/44)	180	168,878
Magellan Midstream Partners LP, 3.95%, 03/01/50
(Call 09/01/49)	115	83,730
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	195	169,917
4.70%, 04/15/48 (Call 10/15/47)	180	150,693
4.90%, 04/15/58 (Call 10/15/57)	65	53,817
4.95%, 03/14/52 (Call 09/14/51)	160	137,792
5.20%, 03/01/47 (Call 09/01/46)	105	94,294
5.20%, 12/01/47 (Call 06/01/47)	75	66,793
5.50%, 02/15/49 (Call 08/15/48)	147	137,642
5.65%, 03/01/53 (Call 09/01/52)	60	57,127
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	63	69,444
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)	70	48,146
4.30%, 01/15/49 (Call 07/15/48)(a)	85	69,372
5.63%, 02/01/54 (Call 08/01/53)(a)	65	65,293
ONEOK Inc.
4.20%, 10/03/47 (Call 04/03/47)	85	65,038
4.25%, 09/15/46	55	42,854
4.45%, 09/01/49 (Call 03/01/49)	85	67,788

Security	Par (000)	Value

Pipelines (continued)
4.50%, 03/15/50 (Call 09/15/49)	$60	$48,001
4.85%, 02/01/49	45	38,399
4.95%, 07/13/47 (Call 01/06/47)	95	81,779
5.15%, 10/15/43	20	18,064
5.20%, 07/15/48 (Call 01/15/48)	110	99,309
6.63%, 09/01/53 (Call 03/01/53)	180	193,721
7.15%, 01/15/51 (Call 07/15/50)	45	49,906
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	60	60,969
6.20%, 09/15/43 (Call 03/15/43)	25	25,516
6.65%, 10/01/36	55	58,171
6.85%, 10/15/37	70	75,055
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	95	78,572
4.90%, 02/15/45 (Call 08/15/44)	70	58,941
5.15%, 06/01/42 (Call 12/01/41)	75	66,180
6.65%, 01/15/37	15	15,829
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	60	59,107
7.50%, 07/15/38(a)	28	28,486
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)	65	58,649
4.83%, 05/01/48 (Call 11/01/47)(a)	30	25,549
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37
(Call 03/15/37)	60	62,102
Southern Natural Gas Co. LLC, 4.80%, 03/15/47
(Call 09/15/46)(a)	45	36,628
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	55	46,079
5.95%, 09/25/43 (Call 03/25/43)	55	54,667
Targa Resources Corp.
4.95%, 04/15/52 (Call 10/15/51)	125	106,963
6.25%, 07/01/52 (Call 01/01/52)	95	96,165
6.50%, 02/15/53 (Call 08/15/52)	65	68,422
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	55	61,895
Texas Eastern Transmission LP, 4.15%, 01/15/48
(Call 07/15/47)(a)	34	27,197
TransCanada PipeLines Ltd.
4.75%, 05/15/38 (Call 11/15/37)	70	63,261
4.88%, 05/15/48 (Call 11/15/47)	115	100,316
5.00%, 10/16/43 (Call 04/16/43)	85	75,909
5.10%, 03/15/49 (Call 09/15/48)	111	101,672
5.85%, 03/15/36	35	34,975
6.10%, 06/01/40	70	71,506
6.20%, 10/15/37	150	154,324
7.25%, 08/15/38	75	84,548
7.63%, 01/15/39	144	167,778
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	70	54,453
4.45%, 08/01/42 (Call 02/01/42)	10	8,678
4.60%, 03/15/48 (Call 09/15/47)	85	74,324
5.40%, 08/15/41 (Call 02/15/41)	25	24,382
Western Midstream Operating LP
5.25%, 02/01/50 (Call 08/01/49)	120	106,308
5.30%, 03/01/48 (Call 09/01/47)	66	56,926
5.45%, 04/01/44 (Call 10/01/43)	50	44,915
5.50%, 08/15/48 (Call 02/15/48)	45	39,508
Williams Companies Inc. (The)
3.50%, 10/15/51 (Call 04/15/51)	85	59,216
4.85%, 03/01/48 (Call 09/01/47)	110	96,539
4.90%, 01/15/45 (Call 07/15/44)	55	48,443

72	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.10%, 09/15/45 (Call 03/15/45)	$110	$100,439
5.30%, 08/15/52 (Call 02/15/52)	95	88,878
5.40%, 03/04/44 (Call 09/04/43)	60	56,206
5.75%, 06/24/44 (Call 12/24/43)	85	83,185
5.80%, 11/15/43 (Call 05/15/43)	20	19,578
6.30%, 04/15/40	120	124,265

		13,363,056

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48
(Call 09/15/47)(a)	35	31,936
Carlyle Finance LLC, 5.65%, 09/15/48
(Call 03/15/48)(a)	40	37,456
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	100	95,169
KKR Group Finance Co. III LLC, 5.13%, 06/01/44
(Call 12/01/43)(a)	70	63,734
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50
(Call 08/25/49)(a)(b)	100	70,675
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50
(Call 02/25/50)(a)(b)	50	34,268
KKR Group Finance Co. X LLC, 3.25%, 12/15/51
(Call 06/15/51)(a)	95	63,615

		396,853

Real Estate — 0.1%
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)	25	25,254
China Overseas Finance Cayman V Ltd.,
5.35%, 11/15/42(f)	200	172,337
Kilroy Realty LP, 6.25%, 01/15/36 (Call 10/15/35)	25	24,065
Prologis LP, 5.25%, 03/15/54 (Call 09/15/53)	100	95,775
Sinochem Overseas Capital Co. Ltd.,
6.30%, 11/12/40(a)	100	107,134

		424,565

Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51 (Call 11/18/50)	105	65,884
3.55%, 03/15/52 (Call 09/15/51)	120	83,264
4.00%, 02/01/50 (Call 08/01/49)	100	75,335
4.75%, 04/15/35 (Call 01/15/35)	70	65,128
4.85%, 04/15/49 (Call 10/15/48)	15	13,108
5.15%, 04/15/53 (Call 10/15/52)	55	49,830
5.25%, 05/15/36 (Call 02/15/36)	40	38,411
5.63%, 05/15/54 (Call 11/15/53)	50	48,118
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)	65	42,949
4.30%, 04/15/52 (Call 10/15/51)	35	27,318
American Tower Corp.
2.95%, 01/15/51 (Call 07/15/50)	142	89,954
3.10%, 06/15/50 (Call 12/15/49)	75	49,005
3.70%, 10/15/49 (Call 04/15/49)	115	83,991
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	25	19,526
4.15%, 07/01/47 (Call 01/01/47)	70	56,784
4.35%, 04/15/48 (Call 10/18/47)	35	29,534
Camden Property Trust, 3.35%, 11/01/49
(Call 05/01/49)	25	17,824
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	125	86,769
3.25%, 01/15/51 (Call 07/15/50)	136	91,785
4.00%, 11/15/49 (Call 05/15/49)	75	57,694
4.15%, 07/01/50 (Call 01/01/50)	60	47,445
4.75%, 05/15/47 (Call 11/15/46)	31	26,199

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.20%, 02/15/49 (Call 08/15/48)	$65	$58,793
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	90	57,197
3.00%, 07/15/50 (Call 01/15/50)	90	58,361
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	20	15,388
4.50%, 07/01/44 (Call 01/01/44)	75	64,488
4.50%, 06/01/45 (Call 12/01/44)	60	50,061
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	50	29,013
4.50%, 03/15/48 (Call 09/15/47)	55	46,002
Federal Realty OP LP, 4.50%, 12/01/44
(Call 06/01/44)	60	48,828
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37
(Call 04/15/37)(a)	15	12,583
Healthpeak OP LLC, 6.75%, 02/01/41 (Call 08/01/40)	30	32,859
Kimco Realty OP LLC
3.70%, 10/01/49 (Call 04/01/49)	10	7,189
4.13%, 12/01/46 (Call 06/01/46)	55	41,868
4.25%, 04/01/45 (Call 10/01/44)	25	19,563
4.45%, 09/01/47 (Call 03/01/47)	80	63,698
Mid-America Apartments LP, 2.88%, 09/15/51
(Call 03/15/51)	25	15,875
NNN REIT Inc.
3.00%, 04/15/52 (Call 10/15/51)(b)	25	15,931
3.10%, 04/15/50 (Call 10/15/49)	70	45,320
3.50%, 04/15/51 (Call 10/15/50)	70	49,894
4.80%, 10/15/48 (Call 04/15/48)	35	30,042
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	70	38,221
3.00%, 04/15/50 (Call 10/15/49)	70	47,337
3.05%, 03/01/50 (Call 09/01/49)	25	16,965
4.38%, 09/15/48 (Call 03/15/48)	25	21,243
5.25%, 06/15/53 (Call 12/15/52)	130	125,973
Public Storage Operating Co., 5.35%, 08/01/53
(Call 02/01/53)	50	49,713
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	65	56,692
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	80	64,008
4.65%, 03/15/49 (Call 09/15/48)	30	25,395
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	120	83,442
3.80%, 07/15/50 (Call 01/15/50)	85	64,236
4.25%, 10/01/44 (Call 04/01/44)	45	36,775
4.25%, 11/30/46 (Call 05/30/46)	35	28,403
4.75%, 03/15/42 (Call 09/15/41)	30	26,767
5.85%, 03/08/53 (Call 09/03/52)	134	136,075
6.65%, 01/15/54 (Call 07/15/53)	55	61,838
6.75%, 02/01/40 (Call 11/01/39)	71	78,123
Trust Fibra Uno, 6.39%, 01/15/50 (Call 07/15/49)(f)	200	168,181
UDR Inc., 3.10%, 11/01/34 (Call 08/01/34)	55	44,240
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	25	19,794
4.88%, 04/15/49 (Call 10/15/48)	55	46,534
5.70%, 09/30/43 (Call 03/30/43)	60	56,678
VICI Properties LP, 5.63%, 05/15/52 (Call 11/15/51)	85	76,629
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	110	75,243
Welltower OP LLC
4.95%, 09/01/48 (Call 03/01/48)	60	53,951
6.50%, 03/15/41 (Call 09/15/40)	50	54,028

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Weyerhaeuser Co., 4.00%, 03/09/52 (Call 09/09/51)	$40	$31,355

		3,516,647

Retail — 1.5%
7-Eleven Inc.
2.50%, 02/10/41 (Call 08/10/40)(a)	75	50,095
2.80%, 02/10/51 (Call 08/02/50)(a)	145	89,678
Alimentation Couche-Tard Inc.
3.44%, 05/13/41 (Call 11/13/40)(a)	75	56,761
3.63%, 05/13/51 (Call 11/13/50)(a)(b)	25	18,266
4.50%, 07/26/47 (Call 01/26/47)(a)	90	75,612
5.62%, 02/12/54 (Call 08/12/53)(a)	50	49,969
Bath & Body Works Inc.
6.75%, 07/01/36	70	68,941
6.88%, 11/01/35	110	110,013
7.60%, 07/15/37	25	24,382
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)	200	147,595
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)	120	91,525
Darden Restaurants Inc., 4.55%, 02/15/48
(Call 08/15/47)	45	36,527
Dick’s Sporting Goods Inc., 4.10%, 01/15/52
(Call 07/15/51)	90	63,226
Dollar General Corp.
4.13%, 04/03/50 (Call 10/03/49)	55	42,020
5.50%, 11/01/52 (Call 05/01/52)	40	37,694
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	20	13,216
Home Depot Inc. (The)
2.38%, 03/15/51 (Call 09/15/50)	125	73,428
2.75%, 09/15/51 (Call 03/15/51)	125	79,602
3.13%, 12/15/49 (Call 06/15/49)	155	107,858
3.30%, 04/15/40 (Call 10/15/39)	105	82,288
3.35%, 04/15/50 (Call 10/15/49)	180	130,457
3.50%, 09/15/56 (Call 03/15/56)	85	62,252
3.63%, 04/15/52 (Call 10/15/51)	180	136,057
3.90%, 06/15/47 (Call 12/15/46)	127	102,298
4.20%, 04/01/43 (Call 10/01/42)	100	86,135
4.25%, 04/01/46 (Call 10/01/45)	165	140,851
4.40%, 03/15/45 (Call 09/15/44)	123	107,948
4.50%, 12/06/48 (Call 06/06/48)	180	158,828
4.88%, 02/15/44 (Call 08/15/43)	134	125,707
4.95%, 09/15/52 (Call 03/15/52)	125	118,282
5.40%, 09/15/40 (Call 03/15/40)	91	91,532
5.88%, 12/16/36	324	345,135
5.95%, 04/01/41 (Call 10/01/40)	122	130,163
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)(b)	50	33,056
Lowe’s Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	175	122,150
3.00%, 10/15/50 (Call 04/15/50)	165	106,448
3.50%, 04/01/51 (Call 10/01/50)	10	7,053
3.70%, 04/15/46 (Call 10/15/45)	238	179,153
4.05%, 05/03/47 (Call 11/03/46)	95	75,260
4.25%, 04/01/52 (Call 10/01/51)	210	168,864
4.38%, 09/15/45 (Call 03/15/45)	53	44,923
4.45%, 04/01/62 (Call 10/01/61)	95	75,948
4.65%, 04/15/42 (Call 10/15/41)	100	89,438
5.13%, 04/15/50 (Call 10/15/49)	90	83,013
5.50%, 10/15/35	20	20,570
5.63%, 04/15/53 (Call 10/15/52)	150	149,044
5.75%, 07/01/53 (Call 01/01/53)	95	95,939
5.80%, 09/15/62 (Call 03/15/62)	105	104,818

Security	Par (000)	Value

Retail (continued)
5.85%, 04/01/63 (Call 10/01/62)	$80	$80,715
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)(b)	30	22,490
4.50%, 12/15/34 (Call 06/15/34)	42	34,604
5.13%, 01/15/42 (Call 07/15/41)	30	23,491
6.38%, 03/15/37	25	21,937
6.70%, 07/15/34(a)	20	17,095
Marks & Spencer PLC, 7.13%, 12/01/37(a)	35	35,382
McDonald’s Corp.
3.63%, 05/01/43	65	51,190
3.63%, 09/01/49 (Call 03/01/49)	160	119,445
3.70%, 02/15/42	50	40,189
4.20%, 04/01/50 (Call 10/01/49)	100	82,387
4.45%, 03/01/47 (Call 09/01/46)	120	103,103
4.45%, 09/01/48 (Call 03/01/48)	80	69,118
4.60%, 05/26/45 (Call 11/26/44)	75	66,734
4.70%, 12/09/35 (Call 06/09/35)	54	51,865
4.88%, 07/15/40	35	33,379
4.88%, 12/09/45 (Call 06/09/45)	212	194,817
5.15%, 09/09/52 (Call 03/09/52)	90	85,471
5.45%, 08/14/53 (Call 02/14/53)	95	94,333
5.70%, 02/01/39	60	61,767
6.30%, 10/15/37	75	81,677
6.30%, 03/01/38	95	103,366
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	110	78,566
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	45	32,100
5.95%, 03/15/43	40	27,533
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	80	56,463
3.50%, 11/15/50 (Call 05/15/50)	125	91,269
3.75%, 12/01/47 (Call 06/01/47)	75	57,855
4.30%, 06/15/45 (Call 12/15/44)	40	34,141
4.45%, 08/15/49 (Call 02/15/49)	130	111,225
4.50%, 11/15/48 (Call 05/15/48)	115	99,387
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)	85	56,426
3.63%, 04/15/46	89	69,420
3.90%, 11/15/47 (Call 05/15/47)	70	57,073
4.00%, 07/01/42	130	111,868
4.80%, 01/15/53 (Call 07/15/52)	130	119,970
7.00%, 01/15/38	105	122,622
TJX Companies Inc. (The), 4.50%, 04/15/50
(Call 10/15/49)	45	40,997
Walgreen Co., 4.40%, 09/15/42	30	24,437
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)(b)	91	66,216
4.50%, 11/18/34 (Call 05/18/34)(b)	35	31,014
4.65%, 06/01/46 (Call 12/01/45)(b)	35	29,123
4.80%, 11/18/44 (Call 05/18/44)(b)	98	81,603
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	115	81,101
2.65%, 09/22/51 (Call 03/22/51)	195	127,153
2.95%, 09/24/49 (Call 03/24/49)	90	62,812
3.95%, 06/28/38 (Call 12/28/37)	165	148,934
4.00%, 04/11/43 (Call 10/11/42)	95	82,200
4.05%, 06/29/48 (Call 12/29/47)	259	222,774
4.30%, 04/22/44 (Call 10/22/43)	50	45,605
4.50%, 09/09/52 (Call 03/09/52)	155	141,121
4.50%, 04/15/53 (Call 10/15/52)	195	177,367
5.25%, 09/01/35	105	108,683

74	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.63%, 04/01/40	$75	$79,679
5.63%, 04/15/41	5	5,312
6.20%, 04/15/38	75	84,120
6.50%, 08/15/37	5	5,736
Yum! Brands Inc.
5.35%, 11/01/43 (Call 05/01/43)	30	28,727
6.88%, 11/15/37	40	43,396

		8,728,601

Semiconductors — 1.1%
Advanced Micro Devices Inc., 4.39%, 06/01/52
(Call 12/01/51)	40	35,294
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)	80	56,773
2.95%, 10/01/51 (Call 04/01/51)	120	79,935
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	55	36,988
4.35%, 04/01/47 (Call 10/01/46)	97	86,006
5.10%, 10/01/35 (Call 04/01/35)	72	72,878
5.85%, 06/15/41	95	102,176
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(a)	425	336,847
3.19%, 11/15/36 (Call 08/15/36)(a)	345	269,625
3.47%, 04/15/34 (Call 01/15/34)(a)	85	71,769
3.50%, 02/15/41 (Call 08/15/40)(a)	335	255,955
3.75%, 02/15/51 (Call 08/15/50)(a)	240	179,443
4.93%, 05/15/37 (Call 02/15/37)(a)	315	293,505
Intel Corp.
2.80%, 08/12/41 (Call 02/12/41)	100	70,854
3.05%, 08/12/51 (Call 02/12/51)	120	79,301
3.10%, 02/15/60 (Call 08/15/59)	120	75,849
3.20%, 08/12/61 (Call 02/12/61)	95	61,118
3.25%, 11/15/49 (Call 05/15/49)	190	131,273
3.73%, 12/08/47 (Call 06/08/47)	305	231,174
4.10%, 05/19/46 (Call 11/19/45)	141	116,437
4.10%, 05/11/47 (Call 11/11/46)	75	61,679
4.25%, 12/15/42	100	85,254
4.60%, 03/25/40 (Call 09/25/39)	85	78,853
4.75%, 03/25/50 (Call 09/25/49)	145	128,772
4.80%, 10/01/41	145	135,366
4.90%, 07/29/45 (Call 01/29/45)	80	75,671
4.90%, 08/05/52 (Call 02/05/52)	175	160,344
4.95%, 03/25/60 (Call 09/25/59)	60	54,732
5.05%, 08/05/62 (Call 02/05/62)	105	96,906
5.60%, 02/21/54 (Call 08/21/53)	30	29,995
5.63%, 02/10/43 (Call 08/10/42)	185	188,026
5.70%, 02/10/53 (Call 08/10/52)	255	257,692
5.90%, 02/10/63 (Call 08/10/62)	140	145,841
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	175	125,615
4.95%, 07/15/52 (Call 01/15/52)	45	42,657
5.00%, 03/15/49 (Call 09/15/48)	125	120,142
5.25%, 07/15/62 (Call 01/15/62)	25	24,290
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)(b)	95	64,229
3.13%, 06/15/60 (Call 12/15/59)	20	13,112
4.88%, 03/15/49 (Call 09/15/48)	85	79,978
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	35	25,458
3.48%, 11/01/51 (Call 05/01/51)	60	41,679
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	216	180,900

Security	Par (000)	Value

Semiconductors (continued)
3.50%, 04/01/50 (Call 10/01/49)	$165	$129,271
3.70%, 04/01/60 (Call 10/01/59)	45	35,393
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42 (Call 08/15/41)	30	21,322
3.25%, 05/11/41 (Call 11/11/40)	125	91,860
3.25%, 11/30/51 (Call 05/30/51)	40	26,904
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)	105	76,469
4.30%, 05/20/47 (Call 11/20/46)	157	136,083
4.50%, 05/20/52 (Call 11/20/51)	115	101,292
4.65%, 05/20/35 (Call 11/20/34)	127	124,170
4.80%, 05/20/45 (Call 11/20/44)	165	154,857
6.00%, 05/20/53 (Call 11/20/52)	135	147,997
Texas Instruments Inc.
2.70%, 09/15/51 (Call 03/15/51)	60	38,506
3.88%, 03/15/39 (Call 09/15/38)	140	123,066
4.10%, 08/16/52 (Call 02/16/52)	15	12,551
4.15%, 05/15/48 (Call 11/15/47)	175	148,609
5.00%, 03/14/53 (Call 09/14/52)	120	115,921
5.05%, 05/18/63 (Call 11/18/62)	115	109,996
5.15%, 02/08/54 (Call 08/08/53)	25	24,771
TSMC Arizona Corp., 3.25%, 10/25/51 (Call 04/25/51)	200	151,609

		6,631,038

Software — 1.3%
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	95	63,132
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)	90	64,799
4.50%, 08/15/46 (Call 02/15/46)	20	16,392
5.63%, 07/15/52 (Call 01/15/52)	60	59,344
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	200	167,268
Intuit Inc., 5.50%, 09/15/53 (Call 03/15/53)	120	123,747
Microsoft Corp.
2.50%, 09/15/50 (Call 03/15/50)(a)	170	107,865
2.53%, 06/01/50 (Call 12/01/49)	719	463,319
2.68%, 06/01/60 (Call 12/01/59)	394	248,814
2.92%, 03/17/52 (Call 09/17/51)	625	431,397
3.04%, 03/17/62 (Call 09/17/61)	232	157,760
3.45%, 08/08/36 (Call 02/08/36)	267	235,199
3.50%, 02/12/35 (Call 08/12/34)	235	213,199
3.50%, 11/15/42	60	50,283
3.70%, 08/08/46 (Call 02/08/46)	205	170,529
3.75%, 02/12/45 (Call 08/12/44)	10	8,543
4.00%, 02/12/55 (Call 08/12/54)	45	39,036
4.10%, 02/06/37 (Call 08/06/36)	170	160,161
4.20%, 11/03/35 (Call 05/03/35)	150	144,959
4.25%, 02/06/47 (Call 08/06/46)	75	69,083
4.45%, 11/03/45 (Call 05/03/45)	130	123,949
4.50%, 10/01/40	70	68,339
4.50%, 06/15/47 (Call 12/15/46)(a)	70	65,197
4.50%, 02/06/57 (Call 08/06/56)	105	99,173
5.20%, 06/01/39	20	21,124
5.30%, 02/08/41(b)	50	53,481
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	320	247,066
3.60%, 04/01/50 (Call 10/01/49)	461	324,456
3.65%, 03/25/41 (Call 09/25/40)	265	203,801
3.80%, 11/15/37 (Call 05/15/37)	208	171,079
3.85%, 07/15/36 (Call 01/15/36)	145	121,891
3.85%, 04/01/60 (Call 10/01/59)	415	288,292
3.90%, 05/15/35 (Call 11/15/34)	125	107,296
3.95%, 03/25/51 (Call 09/25/50)	340	253,413

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.00%, 07/15/46 (Call 01/15/46)	$299	$229,991
4.00%, 11/15/47 (Call 05/15/47)	261	199,549
4.10%, 03/25/61 (Call 09/25/60)	180	131,747
4.13%, 05/15/45 (Call 11/15/44)	185	146,158
4.30%, 07/08/34 (Call 01/08/34)	195	176,804
4.38%, 05/15/55 (Call 11/15/54)	100	78,358
4.50%, 07/08/44 (Call 01/08/44)	126	105,753
5.38%, 07/15/40	254	242,934
5.55%, 02/06/53 (Call 08/06/52)	230	220,145
6.13%, 07/08/39	214	220,222
6.50%, 04/15/38	151	161,274
6.90%, 11/09/52 (Call 05/09/52)	290	327,202
Salesforce Inc.
2.70%, 07/15/41 (Call 01/15/41)	130	92,731
2.90%, 07/15/51 (Call 01/15/51)	205	136,355
3.05%, 07/15/61 (Call 01/15/61)	130	83,598

		7,696,207

Telecommunications — 2.7%
America Movil SAB de CV
4.38%, 04/22/49 (Call 10/22/48)	50	42,992
6.13%, 11/15/37	135	141,752
6.13%, 03/30/40	164	171,629
6.38%, 03/01/35	191	206,949
AT&T Inc.
3.10%, 02/01/43 (Call 08/01/42)(b)	115	82,660
3.30%, 02/01/52 (Call 08/01/51)	55	37,299
3.50%, 06/01/41 (Call 12/01/40)	305	234,115
3.50%, 09/15/53 (Call 03/15/53)	785	540,052
3.50%, 02/01/61 (Call 08/01/60)	30	20,023
3.55%, 09/15/55 (Call 03/15/55)	820	558,668
3.65%, 06/01/51 (Call 12/01/50)	355	253,896
3.65%, 09/15/59 (Call 03/15/59)	721	488,584
3.80%, 12/01/57 (Call 06/01/57)	670	472,762
3.85%, 06/01/60 (Call 12/01/59)	165	116,511
4.30%, 12/15/42 (Call 06/15/42)	130	109,759
4.35%, 06/15/45 (Call 12/15/44)	50	41,833
4.50%, 05/15/35 (Call 11/15/34)	305	280,646
4.50%, 03/09/48 (Call 09/09/47)	160	133,683
4.55%, 03/09/49 (Call 09/09/48)	170	142,620
4.65%, 06/01/44 (Call 12/01/43)	105	90,294
4.75%, 05/15/46 (Call 11/15/45)	265	231,991
4.80%, 06/15/44 (Call 12/15/43)	60	53,033
4.85%, 03/01/39 (Call 09/01/38)	165	151,899
4.90%, 08/15/37 (Call 02/14/37)	120	112,197
5.15%, 03/15/42	115	109,521
5.15%, 11/15/46 (Call 05/15/46)	15	13,886
5.15%, 02/15/50 (Call 08/14/49)	100	91,447
5.25%, 03/01/37 (Call 09/01/36)	60	58,248
5.55%, 08/15/41	20	19,920
5.65%, 02/15/47 (Call 08/15/46)	100	100,174
5.70%, 03/01/57 (Call 09/01/56)	40	39,193
6.00%, 08/15/40 (Call 05/15/40)	55	56,382
6.38%, 03/01/41	110	115,739
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(f)	200	134,809
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52 (Call 02/15/52)	80	58,812
4.30%, 07/29/49 (Call 01/29/49)	70	57,605
4.46%, 04/01/48 (Call 10/01/47)	95	80,746
5.55%, 02/15/54 (Call 08/15/53)	50	49,194
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	30	22,086

Security	Par (000)	Value

Telecommunications (continued)
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	$90	$60,445
Cisco Systems Inc.
5.30%, 02/26/54 (Call 08/26/53)	150	151,790
5.35%, 02/26/64 (Call 08/26/63)	90	90,661
5.50%, 01/15/40	275	283,903
5.90%, 02/15/39	100	107,314
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	60	46,429
4.38%, 11/15/57 (Call 05/15/57)	85	69,921
4.70%, 03/15/37	40	36,741
4.75%, 03/15/42	60	53,753
5.35%, 11/15/48 (Call 05/15/48)	80	76,824
5.45%, 11/15/79 (Call 05/19/79)	65	60,032
5.75%, 08/15/40	56	55,973
5.85%, 11/15/68 (Call 05/15/68)	51	50,175
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)	150	112,199
Deutsche Telekom International Finance BV, 4.75%, 06/21/38 (Call 12/21/37)(a)	20	18,797
Embarq Corp., 8.00%, 06/01/36(b)	167	94,517
Juniper Networks Inc., 5.95%, 03/15/41	26	25,721
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	38	12,614
Series U, 7.65%, 03/15/42	30	9,907
Motorola Solutions Inc., 5.50%, 09/01/44	36	34,213
Nokia OYJ, 6.63%, 05/15/39	55	53,072
Orange SA
5.38%, 01/13/42	55	54,094
5.50%, 02/06/44 (Call 08/06/43)	35	34,922
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	91	65,380
4.30%, 02/15/48 (Call 08/15/47)	80	63,914
4.35%, 05/01/49 (Call 11/01/48)	143	114,852
4.50%, 03/15/42 (Call 09/15/41)	100	85,867
4.50%, 03/15/43 (Call 09/15/42)	60	50,742
4.55%, 03/15/52 (Call 09/15/51)	220	181,564
5.00%, 03/15/44 (Call 09/15/43)	115	103,721
5.45%, 10/01/43 (Call 04/01/43)	25	23,909
7.50%, 08/15/38	85	97,745
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)	74	56,850
Telecom Italia Capital SA
6.00%, 09/30/34	115	106,719
7.20%, 07/18/36	115	114,390
7.72%, 06/04/38	113	115,523
Telefonica Emisiones SA
4.90%, 03/06/48	170	145,681
5.21%, 03/08/47	240	215,657
5.52%, 03/01/49 (Call 09/01/48)	165	153,922
7.05%, 06/20/36	190	209,345
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)	50	40,628
4.60%, 11/16/48 (Call 05/16/48)	40	34,182
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	185	133,509
3.30%, 02/15/51 (Call 08/15/50)	350	240,748
3.40%, 10/15/52 (Call 04/15/52)	325	225,707
3.60%, 11/15/60 (Call 05/15/60)	190	130,937
4.38%, 04/15/40 (Call 10/15/39)	265	232,293
4.50%, 04/15/50 (Call 10/15/49)	360	304,313
5.50%, 01/15/55 (Call 07/15/54)	25	24,401

76	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.65%, 01/15/53 (Call 07/15/52)	$225	$223,350
5.75%, 01/15/54 (Call 07/15/53)	130	131,466
5.80%, 09/15/62 (Call 03/15/62)	85	86,053
6.00%, 06/15/54 (Call 12/15/53)	90	94,446
Verizon Communications Inc.
2.65%, 11/20/40 (Call 05/20/40)	300	206,821
2.85%, 09/03/41 (Call 03/03/41)	60	42,262
2.88%, 11/20/50 (Call 05/20/50)	270	172,030
2.99%, 10/30/56 (Call 04/30/56)	433	269,173
3.00%, 11/20/60 (Call 05/20/60)	220	133,554
3.40%, 03/22/41 (Call 09/22/40)	445	340,763
3.55%, 03/22/51 (Call 09/22/50)	530	384,854
3.70%, 03/22/61 (Call 09/22/60)	410	291,633
3.85%, 11/01/42 (Call 05/01/42)	100	80,428
3.88%, 03/01/52 (Call 09/01/51)	160	123,268
4.00%, 03/22/50 (Call 09/22/49)	145	114,355
4.13%, 08/15/46	150	122,763
4.27%, 01/15/36	45	40,849
4.40%, 11/01/34 (Call 05/01/34)	230	213,780
4.52%, 09/15/48	50	43,749
4.67%, 03/15/55	105	92,604
4.75%, 11/01/41	122	112,272
4.81%, 03/15/39	160	149,224
4.86%, 08/21/46	280	257,046
5.01%, 08/21/54	80	74,154
5.25%, 03/16/37	25	24,923
5.50%, 03/16/47	100	100,654
5.50%, 02/23/54 (Call 08/23/53)	30	29,642
5.85%, 09/15/35	85	88,763
6.55%, 09/15/43	100	111,397
Vodafone Group PLC
4.25%, 09/17/50	180	141,794
4.38%, 02/19/43	138	116,166
4.88%, 06/19/49	250	216,398
5.00%, 05/30/38	50	48,163
5.13%, 06/19/59	55	48,405
5.13%, 06/04/81 (Call 12/04/50), (5-year CMT + 3.073%)(c)	113	83,985
5.25%, 05/30/48	10	9,275
5.63%, 02/10/53 (Call 08/10/52)	130	125,367
5.75%, 02/10/63 (Call 08/10/62)	45	43,938
6.15%, 02/27/37	170	177,430

		15,757,322

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	35	29,396
6.35%, 03/15/40	50	50,675
Mattel Inc., 5.45%, 11/01/41 (Call 05/01/41)	35	31,758

		111,829

Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	30	20,321
3.30%, 09/15/51 (Call 03/15/51)	60	42,763
3.55%, 02/15/50 (Call 08/15/49)	85	64,021
3.90%, 08/01/46 (Call 02/01/46)	88	70,824
4.05%, 06/15/48 (Call 12/15/47)	115	94,850
4.13%, 06/15/47 (Call 12/15/46)	115	96,172
4.15%, 04/01/45 (Call 10/01/44)	125	105,207
4.15%, 12/15/48 (Call 06/15/48)	116	96,624
4.38%, 09/01/42 (Call 03/01/42)	90	79,619

Security	Par (000)	Value

Transportation (continued)
4.45%, 03/15/43 (Call 09/15/42)	$124	$110,135
4.45%, 01/15/53 (Call 07/15/52)	130	113,947
4.55%, 09/01/44 (Call 03/01/44)	100	89,352
4.70%, 09/01/45 (Call 03/01/45)	20	18,276
4.90%, 04/01/44 (Call 10/01/43)	144	135,872
4.95%, 09/15/41 (Call 03/15/41)	55	52,417
5.05%, 03/01/41 (Call 09/01/40)	70	67,870
5.15%, 09/01/43 (Call 03/01/43)	110	107,102
5.20%, 04/15/54 (Call 10/15/53)	150	146,578
5.40%, 06/01/41 (Call 12/01/40)	65	65,415
5.75%, 05/01/40 (Call 11/01/39)	90	94,071
6.15%, 05/01/37	105	114,549
6.20%, 08/15/36	65	71,042
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	85	53,001
3.20%, 08/02/46 (Call 02/02/46)	40	29,652
3.65%, 02/03/48 (Call 08/03/47)	90	71,286
4.40%, 08/05/52 (Call 02/05/52)	80	70,454
4.45%, 01/20/49 (Call 07/20/48)	75	66,986
6.13%, 11/01/53 (Call 05/01/53)	30	34,094
6.20%, 06/01/36	35	38,138
6.25%, 08/01/34	10	10,920
6.38%, 11/15/37	73	79,928
Canadian Pacific Railway Co.
3.00%, 12/02/41 (Call 06/02/41)	55	46,352
3.10%, 12/02/51 (Call 06/02/51)	200	136,043
3.50%, 05/01/50 (Call 11/01/49)	80	58,420
4.20%, 11/15/69 (Call 05/15/69)	34	26,600
4.30%, 05/15/43 (Call 11/15/42)	45	38,490
4.70%, 05/01/48 (Call 11/01/47)	70	61,555
4.80%, 09/15/35 (Call 03/15/35)	80	76,535
4.80%, 08/01/45 (Call 02/01/45)	40	36,198
4.95%, 08/15/45 (Call 02/15/45)	70	64,166
5.95%, 05/15/37	66	68,214
6.13%, 09/15/2115 (Call 03/15/2115)	78	81,982
Central Japan Railway Co., 4.25%, 11/24/45 (Call 05/24/45)(a)	35	29,507
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	10	6,083
3.35%, 09/15/49 (Call 03/15/49)	115	82,361
3.80%, 11/01/46 (Call 05/01/46)	87	68,502
3.80%, 04/15/50 (Call 10/15/49)	55	42,712
3.95%, 05/01/50 (Call 11/01/49)	41	32,764
4.10%, 03/15/44 (Call 09/15/43)	143	120,226
4.25%, 11/01/66 (Call 05/01/66)	35	27,883
4.30%, 03/01/48 (Call 09/01/47)	95	81,034
4.40%, 03/01/43 (Call 09/01/42)	86	76,235
4.50%, 03/15/49 (Call 09/15/48)	25	21,822
4.50%, 11/15/52 (Call 05/15/52)	100	87,483
4.50%, 08/01/54 (Call 02/01/54)	85	73,951
4.65%, 03/01/68 (Call 09/01/67)	30	25,783
4.75%, 05/30/42 (Call 11/30/41)	125	115,111
4.75%, 11/15/48 (Call 05/15/48)	5	4,551
5.50%, 04/15/41 (Call 10/15/40)	100	100,905
6.00%, 10/01/36	40	42,565
6.15%, 05/01/37	50	54,167
6.22%, 04/30/40	75	81,261
Empresa de Transporte de Pasajeros Metro SA,
5.00%, 01/25/47 (Call 07/25/46)(f)	200	171,479
FedEx Corp.
3.25%, 05/15/41 (Call 11/15/40)	15	11,056

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.90%, 02/01/35	$40	$35,209
4.05%, 02/15/48 (Call 08/15/47)	130	102,198
4.10%, 04/15/43	75	61,118
4.10%, 02/01/45	140	112,188
4.40%, 01/15/47 (Call 07/15/46)	87	72,163
4.55%, 04/01/46 (Call 10/01/45)	126	107,314
4.75%, 11/15/45 (Call 05/15/45)	188	164,543
4.95%, 10/17/48 (Call 04/17/48)	85	76,528
5.10%, 01/15/44	73	67,497
5.25%, 05/15/50 (Call 11/15/49)(b)	180	169,852
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	156,743
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(f)	87	85,941
MV24 Capital BV, 6.75%, 06/01/34(f)	161	151,213
Norfolk Southern Corp.
2.90%, 08/25/51 (Call 02/25/51)	50	32,150
3.05%, 05/15/50 (Call 11/15/49)	80	53,513
3.16%, 05/15/55 (Call 11/15/54)	113	74,024
3.40%, 11/01/49 (Call 05/01/49)	95	68,965
3.70%, 03/15/53 (Call 09/15/52)	75	55,770
3.94%, 11/01/47 (Call 05/01/47)	99	78,199
3.95%, 10/01/42 (Call 04/01/42)	76	62,325
4.05%, 08/15/52 (Call 02/15/52)	85	67,734
4.10%, 05/15/49 (Call 11/15/48)	65	52,784
4.10%, 05/15/2121 (Call 11/15/2120)	35	25,258
4.15%, 02/28/48 (Call 08/28/47)	60	49,589
4.45%, 06/15/45 (Call 12/15/44)	25	21,526
4.55%, 06/01/53 (Call 12/01/52)	110	95,200
4.65%, 01/15/46 (Call 07/15/45)	50	44,291
4.84%, 10/01/41	65	60,566
5.10%, 12/31/49 (Call 02/01/2118)	10	8,688
5.35%, 08/01/54 (Call 02/01/54)	100	98,112
5.95%, 03/15/64 (Call 09/15/63)	75	79,002
Polar Tankers Inc., 5.95%, 05/10/37(a)	19	18,916
TTX Co.
4.20%, 07/01/46 (Call 01/01/46)(a)	15	12,303
5.65%, 12/01/52 (Call 06/01/52)(a)	10	10,212
Union Pacific Corp.
2.95%, 03/10/52 (Call 09/10/51)	65	43,456
2.97%, 09/16/62 (Call 03/16/62)	50	30,928
3.20%, 05/20/41 (Call 11/20/40)	140	107,698
3.25%, 02/05/50 (Call 08/05/49)	250	180,328
3.38%, 02/01/35 (Call 08/01/34)	40	34,140
3.38%, 02/14/42 (Call 08/14/41)	40	31,229
3.50%, 02/14/53 (Call 08/14/52)	130	96,680
3.55%, 08/15/39 (Call 02/15/39)	135	110,739
3.55%, 05/20/61 (Call 11/20/60)	100	71,300
3.60%, 09/15/37 (Call 03/15/37)	151	129,050
3.75%, 02/05/70 (Call 08/05/69)	65	47,506
3.80%, 10/01/51 (Call 04/01/51)	159	125,377
3.80%, 04/06/71 (Call 10/06/70)	55	40,259
3.84%, 03/20/60 (Call 09/20/59)	242	183,490
3.85%, 02/14/72 (Call 08/14/71)	25	18,521
3.88%, 02/01/55 (Call 08/01/54)	75	58,209
3.95%, 08/15/59 (Call 02/15/59)	60	46,538
4.00%, 04/15/47 (Call 10/15/46)	105	85,350
4.05%, 11/15/45 (Call 05/15/45)	80	65,551
4.05%, 03/01/46 (Call 09/01/45)	50	41,165
4.10%, 09/15/67 (Call 03/15/67)	65	51,065
4.30%, 03/01/49 (Call 09/01/48)	85	72,045
4.50%, 09/10/48 (Call 03/10/48)	70	61,377
4.95%, 09/09/52 (Call 03/09/52)	15	14,357

Security	Par (000)	Value

Transportation (continued)
5.15%, 01/20/63 (Call 07/20/62)	$55	$52,638
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	70	53,472
3.63%, 10/01/42	70	56,636
3.75%, 11/15/47 (Call 05/15/47)	137	108,364
4.25%, 03/15/49 (Call 09/15/48)	105	90,243
4.88%, 11/15/40 (Call 05/15/40)	65	62,296
5.05%, 03/03/53 (Call 09/03/52)(b)	110	106,617
5.20%, 04/01/40 (Call 10/01/39)	80	79,501
5.30%, 04/01/50 (Call 10/01/49)	95	95,259
6.20%, 01/15/38	220	240,585
XPO CNW Inc., 6.70%, 05/01/34	35	36,303

		9,523,388

Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	90	57,841
5.20%, 03/15/44 (Call 09/15/43)	60	54,762
6.90%, 05/01/34 (Call 02/01/34)	25	27,189

		139,792

Water — 0.1%
American Water Capital Corp.
3.25%, 06/01/51 (Call 12/01/50)	50	35,188
3.45%, 05/01/50 (Call 11/01/49)	80	58,510
3.75%, 09/01/47 (Call 03/01/47)	95	73,731
4.00%, 12/01/46 (Call 06/01/46)	35	28,317
4.15%, 06/01/49 (Call 12/01/48)	75	61,992
4.20%, 09/01/48 (Call 03/01/48)	80	67,183
4.30%, 12/01/42 (Call 06/01/42)	50	43,658
4.30%, 09/01/45 (Call 03/01/45)	70	59,721
5.45%, 03/01/54 (Call 09/01/53)	60	59,076
6.59%, 10/15/37	50	56,143
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	55	38,024
4.28%, 05/01/49 (Call 11/01/48)	85	68,477
5.30%, 05/01/52 (Call 11/01/51)	60	55,720

		705,740

Total Corporate Bonds & Notes — 47.5% (Cost: $312,895,398)		277,034,235

Foreign Government Obligations(g)

Angola — 0.1%
Angolan Government International Bond
9.13%, 11/26/49(f)	200	160,890
9.38%, 05/08/48(f)	200	163,570

		324,460

Argentina — 0.5%
Argentina Bonar Bonds
3.50%, 07/09/41(e)	59	20,208
3.63%, 07/09/35(e)	1,385	495,780
4.25%, 01/09/38(e)	310	116,802
Argentine Republic Government International Bond
3.50%, 07/09/41 (Call 04/03/24)(e)	1,390	499,473
3.63%, 07/09/35 (Call 04/03/24)(e)	2,880	1,065,601
3.63%, 07/09/46 (Call 04/03/24)(b)(e)	100	38,750
4.25%, 01/09/38 (Call 04/03/24)(b)(e)	1,570	654,326

78	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Argentina (continued)
Provincia de Buenos Aires/Government Bonds
5.50%, 09/01/37(e)(f)	$110	$34,466
6.38%, 09/01/37(e)(f)	660	259,974

		3,185,380

Bahrain — 0.1%
Bahrain Government International Bond
6.00%, 09/19/44(f)	200	161,625
7.50%, 02/12/36(a)	200	203,104
7.75%, 04/18/35(f)	200	207,240

		571,969

Bermuda — 0.0%
Bermuda Government International Bond, 3.38%, 08/20/50 (Call 02/20/50)(f)	10	6,673

Brazil — 0.3%
Brazilian Government International Bond
4.75%, 01/14/50 (Call 07/14/49)	600	444,158
5.00%, 01/27/45(b)	400	318,048
5.63%, 01/07/41	300	269,294
5.63%, 02/21/47	400	340,414
7.13%, 01/20/37(b)	185	197,191
7.13%, 05/13/54	200	200,214

		1,769,319

Canada — 0.0%
OMERS Finance Trust, 4.00%, 04/19/52 (Call 10/19/51)(a)	35	27,653

Chile — 0.2%
Chile Government International Bond
3.10%, 05/07/41 (Call 11/07/40)	200	146,683
3.10%, 01/22/61 (Call 07/22/60)	200	125,172
3.25%, 09/21/71 (Call 03/21/71)	200	125,452
3.50%, 01/25/50 (Call 07/25/49)	200	144,927
3.50%, 04/15/53 (Call 10/15/52)	200	144,418
4.00%, 01/31/52 (Call 07/31/51)(b)	200	156,973
4.34%, 03/07/42 (Call 09/07/41)	200	173,167
4.95%, 01/05/36 (Call 10/05/35)	200	193,299
5.33%, 01/05/54 (Call 07/05/53)	200	191,232

		1,401,323

China — 0.1%
China Government International Bond, 2.75%, 12/03/39(f)	200	158,375
Export-Import Bank of China (The), 4.00%, 11/28/47(f)	200	172,007

		330,382

Colombia — 0.3%
Colombia Government International Bond
3.88%, 02/15/61 (Call 08/15/60)	200	114,636
4.13%, 02/22/42 (Call 08/22/41)	200	133,133
4.13%, 05/15/51 (Call 11/15/50)	200	122,345
5.00%, 06/15/45 (Call 12/15/44)(b)	400	287,294
5.20%, 05/15/49 (Call 11/15/48)	200	144,984
5.63%, 02/26/44 (Call 08/26/43)	200	156,620
6.13%, 01/18/41	200	170,308
7.38%, 09/18/37	150	147,181
8.00%, 11/14/35 (Call 08/14/35)	200	208,025
8.75%, 11/14/53 (Call 05/14/53)	200	214,500

		1,699,026

Costa Rica — 0.1%
Costa Rica Government International Bond
7.00%, 04/04/44(f)	200	205,255

Security	Par (000)	Value

Costa Rica (continued)
7.16%, 03/12/45(f)	$200	$207,467
7.30%, 11/13/54 (Call 05/13/53)(f)	200	210,518

		623,240

Dominican Republic — 0.2%
Dominican Republic International Bond
5.30%, 01/21/41(f)	150	126,310
5.88%, 01/30/60(f)	300	253,756
6.40%, 06/05/49(f)	150	140,322
6.50%, 02/15/48(f)	150	142,231
6.85%, 01/27/45(f)	150	147,547
7.45%, 04/30/44(f)	200	209,915

		1,020,081

Ecuador — 0.1%
Ecuador Government International Bond
2.50%, 07/31/40(e)(f)	350	152,977
3.50%, 07/31/35(e)(f)	750	357,576

		510,553

Egypt — 0.2%
Egypt Government International Bond
7.50%, 02/16/61(f)	200	141,632
7.90%, 02/21/48(f)	200	149,723
8.50%, 01/31/47(f)	400	310,100
8.70%, 03/01/49(f)	200	157,638
8.88%, 05/29/50(f)	200	160,154

		919,247

El Salvador — 0.1%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(f)	200	136,550
7.65%, 06/15/35(f)	215	161,523

		298,073

Ghana — 0.0%
Ghana Government International Bond
8.75%, 03/11/61(f)(h)(i)	400	169,978
8.88%, 05/07/42(f)(h)(i)	200	84,752

		254,730

Guatemala — 0.0%
Guatemala Government Bond, 6.13%, 06/01/50 (Call 12/01/49)(f)	200	182,276

Hong Kong — 0.1%
Airport Authority, 3.25%, 01/12/52 (Call 07/12/51)(a)	200	146,467
Hong Kong Government International Bond, 5.25%, 01/11/53(a)	200	211,719

		358,186

Hungary — 0.1%
Hungary Government International Bond
3.13%, 09/21/51(f)	200	124,699
5.50%, 03/26/36(a)	200	192,605
6.75%, 09/25/52(f)	200	212,450
7.63%, 03/29/41	250	286,398

		816,152

Indonesia — 0.6%
Indonesia Government International Bond
3.05%, 03/12/51	200	139,436
3.20%, 09/23/61 (Call 03/23/61)	200	130,111
3.70%, 10/30/49	200	153,486
4.20%, 10/15/50	200	166,194
4.35%, 01/11/48	200	172,507
4.45%, 04/15/70	200	166,047

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
4.63%, 04/15/43(f)	$200	$183,682
4.75%, 07/18/47(f)	200	185,124
5.13%, 01/15/45(f)	200	194,837
5.25%, 01/17/42(f)	200	197,825
5.45%, 09/20/52 (Call 03/20/52)	200	198,885
5.95%, 01/08/46(f)	200	213,304
6.63%, 02/17/37(f)	350	389,922
6.75%, 01/15/44(f)	200	231,386
7.75%, 01/17/38(f)	200	245,176
8.50%, 10/12/35(f)	100	127,141
Perusahaan Penerbit SBSN Indonesia III, 3.80%, 06/23/50(f)	200	153,524

		3,248,587

Israel — 0.2%
Israel Government AID Bond, 5.50%, 09/18/33	40	42,932
Israel Government International Bond
3.88%, 07/03/50	200	147,116
4.13%, 01/17/48	200	156,032
4.50%, 01/30/43	200	172,319
State of Israel
3.38%, 01/15/50	200	134,138
3.80%, 05/13/60(f)	600	410,304

		1,062,841

Italy — 0.1%
Republic of Italy Government International Bond
3.88%, 05/06/51	200	138,417
4.00%, 10/17/49	340	242,592

		381,009

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 8.25%, 01/30/37(a)	200	195,304

Jamaica — 0.1%
Jamaica Government International Bond
7.88%, 07/28/45	200	231,687
8.00%, 03/15/39	100	117,913

		349,600

Jordan — 0.0%
Jordan Government International Bond, 7.38%, 10/10/47(f)	200	173,027

Kazakhstan — 0.0%
Kazakhstan Government International Bond, 6.50%, 07/21/45(f)	200	221,297

Lebanon — 0.0%
Lebanon Government International Bond
7.05%, 11/02/35(f)(h)(i)	100	6,044
7.25%, 03/23/37(f)(h)(i)	50	3,021

		9,065

Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(f)	200	183,640

Mexico — 0.7%
Mexico Government International Bond
3.75%, 04/19/71 (Call 10/19/70)	400	252,063
3.77%, 05/24/61 (Call 11/24/60)	200	128,553
4.28%, 08/14/41 (Call 02/14/41)	300	238,297
4.35%, 01/15/47	200	154,161
4.40%, 02/12/52 (Call 08/12/51)	200	150,933
4.50%, 01/31/50 (Call 07/31/49)	200	155,595

Security	Par (000)	Value

Mexico (continued)
4.60%, 01/23/46	$200	$159,567
4.60%, 02/10/48	200	158,081
4.75%, 03/08/44	350	288,980
5.00%, 04/27/51 (Call 10/27/50)	200	166,445
5.55%, 01/21/45(b)	300	276,254
5.75%, 12/31/99	250	216,147
6.00%, 05/07/36 (Call 02/07/36)	400	398,829
6.05%, 01/11/40	350	342,690
6.34%, 05/04/53 (Call 11/04/52)	400	390,792
6.35%, 02/09/35 (Call 11/09/34)	200	204,919
6.40%, 05/07/54 (Call 11/07/53)	400	394,661
6.75%, 09/27/34	160	168,726

		4,245,693

Morocco — 0.0%
Morocco Government International Bond, 4.00%, 12/15/50(f)	200	135,014

Nigeria — 0.1%
Nigeria Government International Bond
7.63%, 11/28/47(f)	200	154,636
7.70%, 02/23/38(f)	200	161,356
8.25%, 09/28/51(f)	200	162,074

		478,066

Oman — 0.1%
Oman Government International Bond
6.50%, 03/08/47(f)	200	197,156
6.75%, 01/17/48(f)	200	201,062
7.00%, 01/25/51(f)	200	207,744

		605,962

Panama — 0.3%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	400	223,539
4.30%, 04/29/53	200	125,572
4.50%, 04/16/50 (Call 10/16/49)	200	130,172
4.50%, 04/01/56 (Call 10/01/55)	200	126,092
4.50%, 01/19/63 (Call 07/19/62)	200	124,051
6.40%, 02/14/35 (Call 11/14/34)	200	184,681
6.70%, 01/26/36	315	297,855
6.85%, 03/28/54 (Call 09/28/53)	200	176,132
8.00%, 03/01/38 (Call 12/01/37)	200	204,812

		1,592,906

Paraguay — 0.0%
Paraguay Government International Bond, 6.10%, 08/11/44(f)	200	189,898

Peru — 0.2%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)(b)	210	120,423
3.23%, 12/31/99 (Call 01/28/2121)	130	74,311
3.30%, 03/11/41 (Call 09/11/40)	100	74,190
3.55%, 03/10/51 (Call 09/10/50)	200	143,529
3.60%, 01/15/72 (Call 07/15/71)	125	82,083
5.63%, 11/18/50	275	272,167
6.55%, 03/14/37	115	124,037

		890,740

Philippines — 0.3%
Philippine Government International Bond
2.65%, 12/10/45	200	130,470
2.95%, 05/05/45	200	138,333
3.20%, 07/06/46	200	142,391

80	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines (continued)
3.70%, 03/01/41	$200	$163,271
3.70%, 02/02/42	200	162,500
3.95%, 01/20/40	300	256,451
4.20%, 03/29/47	200	166,830
5.00%, 01/13/37	200	196,853
5.50%, 01/17/48	200	203,382
6.38%, 10/23/34	100	109,799

		1,670,280

Poland — 0.1%
Republic of Poland Government International Bond, 5.50%, 04/04/53 (Call 10/04/52)	300	299,634

Qatar — 0.4%
Qatar Government International Bond
4.40%, 04/16/50(f)	600	525,061
4.63%, 06/02/46(f)	200	182,630
4.82%, 03/14/49(f)	600	555,765
5.10%, 04/23/48(f)	700	674,686
5.75%, 01/20/42(a)	200	212,629

		2,150,771

Romania — 0.1%
Romanian Government International Bond
4.00%, 02/14/51(f)	200	138,356
5.13%, 06/15/48(f)	140	116,432
6.00%, 05/25/34(f)	80	77,874
6.13%, 01/22/44(f)	140	133,196
7.63%, 01/17/53(f)	150	163,689

		629,547

Saudi Arabia — 0.5%
Saudi Government International Bond
3.25%, 11/17/51(f)	200	132,430
3.45%, 02/02/61(f)	400	261,377
3.75%, 01/21/55(f)	400	282,807
4.50%, 10/26/46(f)	600	502,731
4.50%, 04/22/60(f)	200	161,766
4.63%, 10/04/47(f)	400	338,482
5.00%, 04/17/49(f)	600	533,042
5.00%, 01/18/53(f)	600	529,252
5.25%, 01/16/50(f)	400	369,347

		3,111,234

Senegal — 0.0%
Senegal Government International Bond, 6.75%, 03/13/48(f)	200	144,724

South Africa — 0.1%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	135,826
5.65%, 09/27/47	200	145,338
5.75%, 09/30/49	200	145,496
6.25%, 03/08/41	175	144,066
7.30%, 04/20/52	200	173,699

		744,425

South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	200	142,328
Korea International Bond, 3.88%, 09/20/48	200	170,180

		312,508

Supranational — 0.0%
Inter-American Development Bank 3.20%, 08/07/42	100	80,643

Security	Par (000)	Value

Supranational (continued)
3.88%, 10/28/41	$135	$120,191
4.38%, 01/24/44	50	47,496

		248,330

Turkey — 0.3%
Turkiye Government International Bond
4.88%, 04/16/43	400	277,233
5.75%, 05/11/47(b)	400	299,613
6.00%, 01/14/41	300	243,747
6.63%, 02/17/45	400	339,054
6.75%, 05/30/40(b)	200	176,908
6.88%, 03/17/36	280	260,565
7.25%, 03/05/38(b)	50	47,617
7.63%, 05/15/34	200	199,274

		1,844,011

Ukraine — 0.0%
Ukraine Government International Bond
7.25%, 03/15/35(f)(h)(i)	400	104,495
7.38%, 09/25/34(f)(h)(i)	200	52,048

		156,543

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
2.70%, 09/02/70(f)	200	116,280
3.00%, 09/15/51(f)	200	133,938
3.13%, 09/30/49(f)	400	277,674
3.88%, 04/16/50(f)	400	317,693
4.13%, 10/11/47(f)	400	333,478
Emirate of Dubai Government International Bond, 5.25%, 01/30/43(f)	200	189,393
Finance Department Government of Sharjah, 4.00%, 07/28/50(f)	200	126,907
UAE International Government Bond
2.88%, 10/19/41(f)	200	145,137
3.25%, 10/19/61(f)	200	135,846

		1,776,346

Uruguay — 0.2%
Uruguay Government International Bond
4.13%, 11/20/45	55	47,897
4.98%, 04/20/55	300	279,350
5.10%, 06/18/50	440	422,486
5.75%, 10/28/34 (Call 07/28/34)	200	210,275
7.63%, 03/21/36	140	168,157

		1,128,165

Total Foreign Government Obligations — 7.3% (Cost: $47,147,231)		42,477,890

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	150	143,687

California — 0.8%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	300	340,998
Series S-1, 7.04%, 04/01/50	50	61,478
Series S-3, 6.91%, 10/01/50	170	206,670
California State University RB, Class B, 2.72%, 11/01/52	200	133,758

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	$100	$118,549
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	53,112
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49 (Call 01/15/30)	100	83,624
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	200	241,405
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB BAB, Series A, 5.74%, 06/01/39	100	103,688
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	60,548
Los Angeles Department of Water & Power RB BAB, Series A, 5.72%, 07/01/39	200	207,385
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34(b)	260	268,796
Regents of the University of California Medical Center Pooled Revenue RB
Class A, 3.71%, 05/15/2120 (Call 11/15/2119)	225	154,028
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)	65	44,230
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	170,841
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	125	134,027
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	55,045
State of California GO
4.60%, 04/01/38 (Call 04/01/28)	100	95,174
5.20%, 03/01/43 (Call 03/01/33)	205	199,426
State of California GO BAB
7.30%, 10/01/39	400	467,607
7.50%, 04/01/34	250	294,216
7.55%, 04/01/39	250	303,764
7.60%, 11/01/40	245	303,098
University of California RB
Series AQ, 4.77%, 12/31/99	150	134,736
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	200	133,765
University of California RB BAB, 5.77%, 05/15/43	50	52,432

		4,422,400

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	21,842

District of Columbia — 0.0%
District of Columbia Income Tax Revenue RB BAB, Series E, 5.59%, 12/01/34	50	51,648
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114(b)	50	45,677

		97,325

Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	50	45,016

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	91	102,138
Project M, Series 2010-A, 6.66%, 04/01/57	47	52,229

		154,367

Security	Par (000)	Value

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.57%, 01/01/54(b)	$250	$231,061
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series B, 6.90%, 12/01/40	238	264,382
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	57,827
State of Illinois GO BAB, 6.63%, 02/01/35 BAB	169	176,806

		730,076

Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth, 5.20%, 12/01/39	210	213,504

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	50	37,291
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	51,894

		89,185

Massachusetts — 0.1%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	200	207,393
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	25,951
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	52,351

		285,695

Michigan — 0.1%
Michigan State University RB, 4.17%, 08/15/2122 (Call 02/15/2122)	100	77,957
University of Michigan RB
3.50%, 04/01/52 (Call 10/01/51)(b)	200	151,212
Series B, 2.44%, 04/01/40 (Call 10/01/39)	200	144,247

		373,416

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50 (Call 11/15/49)	100	72,358

New Jersey — 0.1%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	150	182,858
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	200	218,248
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	200	233,771

		634,877

New York — 0.4%
City of New York GO BAB, Series C-1, 5.52%, 10/01/37	300	305,932
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	150	180,707
Series E, 6.81%, 11/15/40	200	221,258
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43	250	254,307
6.01%, 06/15/42	200	215,121
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	51,032
5.57%, 11/01/38	50	51,311

82	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series C-2, 5.77%, 08/01/36	$95	$98,106
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	103,656
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	55,636
Port Authority of New York & New Jersey RB
3.29%, 08/01/69(b)	300	201,112
5.07%, 07/15/53	30	30,093
Series 168, 4.93%, 10/01/51	80	77,782
Series 174, 4.46%, 10/01/62(b)	350	312,008
Series 181, 4.96%, 08/01/46	50	47,813
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	70	47,312

		2,253,186

Ohio — 0.1%
American Municipal Power Inc. RB BAB
6.45%, 02/15/44	200	217,681
Series B, 8.08%, 02/15/50	50	66,766
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111(b)	75	67,479
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	96,952

		448,878

Oklahoma — 0.1%
Oklahoma Development Finance Authority RB
4.62%, 06/01/44	85	80,855
4.71%, 05/01/52	175	164,206

		245,061

Oregon — 0.0%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	100	105,100

Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A, 4.14%, 06/01/38	150	138,882
Pennsylvania State University (The) RB, 2.79%, 09/01/43	75	56,040

		194,922

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	44,833

Texas — 0.3%
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46	150	144,290
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	50	52,387
Dallas Area Rapid Transit RB, 2.61%, 12/01/48 (Call 12/01/31)	100	67,607
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44	100	109,294
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	31,025
Dallas Fort Worth International Airport RB
4.51%, 11/01/51 (Call 11/01/32)	200	181,402
Series C, Class C, 2.92%, 11/01/50	100	70,220
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 04/01/24) (PSF)	40	40,212
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	150	108,703

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	$70	$82,335
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	100	83,418
State of Texas GO BAB
5.52%, 04/01/39(b)	250	261,444
Series A, 4.68%, 04/01/40	100	97,093
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35	205	206,888
5.17%, 04/01/41	200	202,851
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	100	81,226
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	50	34,468

		1,854,863

Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	270	163,762
Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	45	35,932

		199,694

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	50,434

Total Municipal Debt Obligations — 2.2% (Cost: $14,191,446)		12,680,719

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.1%
Federal National Mortgage Association, Series 2019-M4, Class A2, 3.61%, 02/25/31	275	254,607
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	500	406,233

		660,840

U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 5.50%, 07/15/36	290	316,889
Tennessee Valley Authority
3.50%, 12/15/42	50	40,628
4.65%, 06/15/35	75	74,708
5.25%, 09/15/39	65	67,331
5.38%, 04/01/56	500	532,417
5.88%, 04/01/36	200	222,592
Series B, 4.70%, 07/15/33	40	40,346

		1,294,911

U.S. Government Obligations — 41.0%
U.S. Treasury Note/Bond
1.13%, 05/15/40	8,030	4,954,761
1.13%, 08/15/40	8,130	4,966,922
1.25%, 05/15/50	3,600	1,828,688
1.38%, 11/15/40	6,800	4,316,937
1.38%, 08/15/50	3,890	2,042,250
1.63%, 11/15/50	4,670	2,623,227
1.75%, 08/15/41	5,650	3,763,430
1.88%, 02/15/41	7,810	5,381,578
1.88%, 02/15/51	6,100	3,653,328
1.88%, 11/15/51	4,240	2,528,100
2.00%, 11/15/41	5,300	3,668,594
2.00%, 02/15/50	3,050	1,899,578

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.00%, 08/15/51	$5,400	$3,327,750
2.25%, 05/15/41	3,350	2,446,023
2.25%, 08/15/46	1,922	1,305,458
2.25%, 08/15/49	3,700	2,451,250
2.25%, 02/15/52	6,150	4,025,367
2.38%, 02/15/42	4,790	3,521,398
2.38%, 11/15/49	3,960	2,694,038
2.38%, 05/15/51	6,400	4,321,000
2.50%, 02/15/45	2,130	1,543,917
2.50%, 02/15/46	895	642,302
2.50%, 05/15/46	1,750	1,252,617
2.75%, 08/15/42	1,450	1,127,828
2.75%, 11/15/42	4,355	3,375,125
2.75%, 08/15/47	7,400	5,501,437
2.75%, 11/15/47	7,800	5,787,844
2.88%, 05/15/43	3,150	2,479,148
2.88%, 08/15/45	500	386,094
2.88%, 11/15/46	850	650,383
2.88%, 05/15/49	2,600	1,965,844
2.88%, 05/15/52	6,500	4,897,344
3.00%, 05/15/42	1,000	810,313
3.00%, 11/15/44	300	237,984
3.00%, 05/15/45	300	237,281
3.00%, 11/15/45	500	393,984
3.00%, 02/15/47	1,300	1,015,828
3.00%, 05/15/47	6,300	4,915,969
3.00%, 02/15/48	7,100	5,518,031
3.00%, 08/15/48	4,840	3,755,538
3.00%, 02/15/49	5,255	4,072,625
3.00%, 08/15/52	7,650	5,917,992
3.13%, 11/15/41	600	499,406
3.13%, 02/15/42	3,100	2,570,578
3.13%, 02/15/43	5,000	4,103,906
3.13%, 08/15/44	1,050	851,977
3.13%, 05/15/48	8,435	6,703,189
3.25%, 05/15/42	3,690	3,104,213
3.38%, 08/15/42	4,840	4,138,956
3.38%, 05/15/44	1,450	1,225,930
3.38%, 11/15/48	6,010	4,992,056
3.50%, 02/15/39	1,060	963,772
3.63%, 08/15/43	1,450	1,278,266
3.63%, 02/15/44	2,600	2,285,563
3.63%, 02/15/53	7,700	6,735,094
3.63%, 05/15/53	7,100	6,215,828
3.75%, 11/15/43	2,300	2,062,453
3.88%, 08/15/40	650	607,648
3.88%, 02/15/43	6,575	6,022,289
3.88%, 05/15/43	6,730	6,154,795
4.00%, 11/15/42	6,900	6,442,875
4.00%, 11/15/52	11,670	10,931,508
4.13%, 08/15/53	7,450	7,138,031
4.25%, 05/15/39	1,300	1,285,578
4.25%, 02/15/54	3,200	3,141,000
4.38%, 02/15/38	800	809,000

Security	Par (000)	Value

U.S. Government Obligations (continued)
4.38%, 11/15/39	$1,630	$1,629,236
4.38%, 05/15/40	1,095	1,090,552
4.38%, 05/15/41	1,200	1,186,688
4.38%, 08/15/43	4,400	4,309,250
4.50%, 05/15/38	1,660	1,696,831
4.50%, 08/15/39	2,300	2,335,938
4.50%, 02/15/44	500	500,000
4.63%, 02/15/40	1,000	1,026,875
4.75%, 11/15/43	4,200	4,323,375
4.75%, 11/15/53	7,265	7,734,955
5.00%, 05/15/37	550	593,313

		238,896,029

Total U.S. Government & Agency Obligations — 41.3%
(Cost: $289,136,806)		240,851,780

Total Long-Term Investments — 98.3% (Cost: $663,370,881)		573,044,624

	Shares

Short-Term Securities

Money Market Funds — 1.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(j)(k)(l)	10,803,999	10,803,999

Total Short-Term Securities — 1.8% (Cost: $10,803,999)		10,803,999

Total Investments — 100.1% (Cost: $674,174,880)		583,848,623

Liabilities in Excess of Other Assets — (0.1)%		(623,442)

Net Assets — 100.0%		$583,225,181

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

84	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core 10+ Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$6,400,248	$4,403,751	(a)	$—	$—	$—	$10,803,999	10,803,999	$166,446	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$277,034,235	$—	$277,034,235
Foreign Government Obligations	—	42,477,890	—	42,477,890
Municipal Debt Obligations	—	12,680,719	—	12,680,719
U.S. Government & Agency Obligations	—	240,851,780	—	240,851,780
Short-Term Securities
Money Market Funds	10,803,999	—	—	10,803,999

	$10,803,999	$573,044,624	$—	$583,848,623

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	85

Statements of Assets and Liabilities

February 29, 2024

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$169,441,883	$573,044,624
Investments, at value — affiliated(c)	17,030,003	10,803,999
Cash	124	9,005
Foreign currency, at value(d)	24	205
Receivables:
Investments sold	1,112,559	1,924,197
Securities lending income — affiliated	1,394	6,123
TBA sales commitments	883,174	—
Capital shares sold	—	370,420
Dividends — affiliated	63,677	14,254
Interest — unaffiliated	1,016,323	6,540,092

Total assets	189,549,161	592,712,919

LIABILITIES
Collateral on securities loaned, at value	2,407,818	6,873,999
TBA sales commitments, at value(e)	886,513	—
Payables:
Investments purchased	15,914,189	2,586,084
Investment advisory fees	7,074	27,655

Total liabilities	19,215,594	9,487,738

Commitments and contingent liabilities

NET ASSETS	$170,333,567	$583,225,181

NET ASSETS CONSIST OF
Paid-in capital	$186,228,254	$684,044,434
Accumulated loss	(15,894,687)	(100,819,253)

NET ASSETS	$170,333,567	$583,225,181

NET ASSETVALUE
Shares outstanding	4,000,000	11,550,000

Net asset value	$42.58	$50.50

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$179,757,576	$663,370,881
(b) Securities loaned, at value	$2,345,162	$6,642,639
(c) Investments, at cost — affiliated	$17,024,985	$10,803,999
(d) Foreign currency, at cost	$24	$201
(e) Proceeds from TBA sales commitments	$883,174	$—

See notes to financial statements.

86	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 29, 2024

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$1,115,420	$95,937
Interest — unaffiliated	6,358,834	24,607,287
Securities lending income — affiliated — net	24,567	70,509
Other income — unaffiliated	139	833

Total investment income	7,498,960	24,774,566

EXPENSES
Investment advisory	103,892	314,989
Interest expense	429	—

Total expenses	104,321	314,989

Less:
Investment advisory fees waived	(18,782)	—

Total expenses after fees waived	85,539	314,989

Net investment income	7,413,421	24,459,577

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,230,004)	(7,627,531)
Investments — affiliated	10,679	—
Capital gain distributions from underlying funds — affiliated	8	—
In-kind redemptions — unaffiliated(a)	(458,042)	(4,993,761)

	(3,677,359)	(12,621,292)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,380,979	(11,146,391)
Investments — affiliated	(11,930)	—

	1,369,049	(11,146,391)

Net realized and unrealized loss	(2,308,310)	(23,767,683)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,105,111	$691,894

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	87

Statements of Changes in Net Assets

	iShares Core 5-10 Year USD Bond ETF		iShares Core 10+ Year USD Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/29/24	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,413,421	$3,733,206	$24,459,577	$11,323,453
Net realized loss	(3,677,359)	(5,214,370)	(12,621,292)	(11,012,168)
Net change in unrealized appreciation (depreciation)	1,369,049	(8,949,985)	(11,146,391)	(64,254,677)

Net increase (decrease) in net assets resulting from operations	5,105,111	(10,431,149)	691,894	(63,943,392)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,338,415)	(3,367,572)	(23,425,037)	(10,987,132)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	9,723,073	69,377,536	267,929,414	106,430,125

NET ASSETS
Total increase in net assets	7,489,769	55,578,815	245,196,271	31,499,601
Beginning of year	162,843,798	107,264,983	338,028,910	306,529,309

End of year	$170,333,567	$162,843,798	$583,225,181	$338,028,910

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

88	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core 5-10 Year USD Bond ETF
	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$42.85	$48.76	$51.55	$51.67	$48.49

Net investment income(a)	1.82	1.39	0.91	1.09	1.49
Net realized and unrealized gain (loss)(b)	(0.28)	(6.00)	(2.46)	0.15	3.15

Net increase (decrease) from investment operations	1.54	(4.61)	(1.55)	1.24	4.64

Distributions(c)
From net investment income	(1.81)	(1.30)	(0.86)	(1.36)	(1.46)
From net realized gain	—	—	(0.38)	—	—
Total distributions	(1.81)	(1.30)	(1.24)	(1.36)	(1.46)

Net asset value, end of year	$42.58	$42.85	$48.76	$51.55	$51.67

Total Return(d)
Based on net asset value	3.69%	(9.51)%	(3.07)%	2.39%	9.72%

Ratios to Average Net Assets(e)
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%

Total expenses after fees waived	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	4.28%	3.14%	1.79%	2.09%	2.97%

Supplemental Data
Net assets, end of year (000)	$170,334	$162,844	$107,265	$123,730	$118,852

Portfolio turnover rate(f)(g)	300%	335%	279%	384%	377%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
(g)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	89

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/29/24	02/28/23	02/28/22	02/28/21	02/29/20

Net asset value, beginning of year	$51.61	$66.64	$71.04	$73.73	$59.94

Net investment income(a)	2.35	2.21	2.17	2.24	2.37
Net realized and unrealized gain (loss)(b)	(1.15)	(15.04)	(4.38)	(2.40)	13.77

Net increase (decrease) from investment operations	1.20	(12.83)	(2.21)	(0.16)	16.14

Distributions(c)
From net investment income	(2.31)	(2.20)	(2.19)	(2.23)	(2.35)
From net realized gain	—	—	—	(0.30)	—

Total distributions	(2.31)	(2.20)	(2.19)	(2.53)	(2.35)

Net asset value, end of year	$50.50	$51.61	$66.64	$71.04	$73.73

Total Return(d)
Based on net asset value	2.42%	(19.44)%	(3.23)%	(0.36)%	27.44%

Ratios to Average Net Assets(e)
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%

Net investment income	4.66%	4.04%	3.05%	3.00%	3.54%

Supplemental Data
Net assets, end of year (000)	$583,225	$338,029	$306,529	$440,428	$357,608

Portfolio turnover rate(f)	9%	10%	15%	17%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

90	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core 5-10 Year USD Bond	Diversified
Core 10+ Year USD Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are

92	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Core 5-10 Year USD Bond
Barclays Bank PLC	$179,877	$(179,877)	$—		$—
BNP Paribas SA	242,520	(242,520)	—		—
Citigroup Global Markets, Inc.	597,021	(597,021)	—		—
Goldman Sachs & Co. LLC	254,348	(254,348)	—		—
J.P. Morgan Securities LLC	677,485	(677,485)	—		—
Jefferies LLC	95,010	(95,010)	—		—
Mizuho Securities USA LLC	36,894	(36,894)	—		—
Morgan Stanley	65,718	(65,718)	—		—
Pershing LLC	24,161	(24,161)	—		—
RBC Capital Markets LLC	89,349	(89,349)	—		—
Scotia Capital (USA), Inc.	3,472	(3,472)	—		—
State Street Bank & Trust Co.	15,728	(15,728)	—		—
TD Securities (USA) LLC.	63,579	(63,579)	—		—

	$2,345,162	$(2,345,162)	$—		$—

Core 10+ Year USD Bond
Barclays Bank PLC	$1,188,184	$(1,188,184)	$—		$—
BNP Paribas SA	553,122	(553,122)	—		—
BofA Securities, Inc.	259,939	(259,939)	—		—
Citigroup Global Markets, Inc.	329,173	(329,173)	—		—
Deutsche Bank Securities, Inc.	37,056	(37,056)	—		—
Goldman Sachs & Co. LLC	693,725	(693,725)	—		—
J.P. Morgan Securities LLC	2,357,569	(2,357,569)	—		—
Jefferies LLC	22,073	(22,073)	—		—
Morgan Stanley	163,766	(163,766)	—		—
Nomura Securities International, Inc.	94,781	(94,781)	—		—
Scotia Capital (USA), Inc.	119,103	(119,103)	—		—
UBS AG	157,434	(157,434)	—		—
UBS Securities LLC	184,059	(184,059)	—		—
Wells Fargo Bank N.A.	256,215	(256,215)	—		—
Wells Fargo Securities LLC	226,440	(226,440)	—		—

	$6,642,639	$(6,642,639)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Core 5-10 Year USD Bond	0.06%
Core 10+ Year USD Bond	0.06

94	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares Core 5-10 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 29, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

Core 5-10 Year USD Bond	$18,782

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Prior to January 26, 2024 (date of conversion for respective funds), ETF Services were performed by State Street Bank and Trust Company.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Core 5-10 Year USD Bond	$5,772
Core 10+ Year USD Bond	16,457

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	95

Notes to Financial Statements (continued)

6.	PURCHASES AND SALES

For the year ended February 29, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

Core 5-10 Year USD Bond	$504,431,958	$499,547,570	$13,465,483	$13,754,572
Core 10+ Year USD Bond	27,431,756	14,803,522	22,472,654	29,897,642

For the year ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core 5-10 Year USD Bond	$19,792,294	$15,575,549
Core 10+ Year USD Bond	360,199,764	100,933,131

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

Core 5-10 Year USD Bond	$(465,631)	$465,631
Core 10+ Year USD Bond	(5,024,494)	5,024,494

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/29/24	Year Ended 02/28/23

Core 5-10 Year USD Bond
Ordinary income	$7,338,415	$3,367,572

Core 10+ Year USD Bond
Ordinary income	$23,425,037	$10,987,132

As of February 29, 2024, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total

Core 5-10 Year USD Bond	$618,475	$(6,188,677)	$(10,324,485)	$(15,894,687)
Core 10+ Year USD Bond	2,276,884	(12,719,513)	(90,376,624)	(100,819,253)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the classification of investments and TBA transactions.

96	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core 5-10 Year USD Bond	$196,793,033	$761,957	$(11,086,443)	$(10,324,486)
Core 10+ Year USD Bond	674,225,251	1,542,805	(91,919,433)	(90,376,628)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Valuation Risk: The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements (continued)

deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/29/24		Year Ended 02/28/23
iShares ETF	Shares	Amount	Shares	Amount
Core 5-10 Year USD Bond
Shares sold	1,000,000	$42,856,630	2,700,000	$118,398,576
Shares redeemed	(800,000)	(33,133,557)	(1,100,000)	(49,021,040)

	200,000	$9,723,073	1,600,000	$69,377,536

Core 10+ Year USD Bond
Shares sold	7,050,000	$370,944,944	2,800,000	$156,142,351
Shares redeemed	(2,050,000)	(103,015,530)	(850,000)	(49,712,226)

	5,000,000	$267,929,414	1,950,000	$106,430,125

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

98	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the two funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2024, the related statements of operations for the year ended February 29, 2024, the statements of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2024 and each of the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.

iShares Core 5-10 Year USD Bond ETF iShares Core 10+ Year USD Bond ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 19, 2024

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	99

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 29, 2024:

iShares ETF	Federal Obligation Interest

Core 5-10 Year USD Bond	$1,252,091
Core 10+ Year USD Bond	7,623,339

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 29, 2024:

iShares ETF	Interest Dividends

Core 5-10 Year USD Bond	$7,380,864
Core 10+ Year USD Bond	24,396,447

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 29, 2024:

iShares ETF	Interest-Related Dividends

Core 5-10 Year USD Bond	$6,611,702
Core 10+ Year USD Bond	19,259,047

100	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core 5-10 Year USD Bond ETF and iShares Core 10+ Year USD Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	101

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core 10+ Year USD Bond	$2.312995	$—	$—	$2.312995	100%	—%	—%	100%

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

102	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 401 funds as of February 29, 2024. With the exception of Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (1957)	Trustee (since 2009).	President, of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (1956)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Cecilia H. Herbert (1949)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Member of the Wyoming State Investment Funds Committee (since 2022); Director of the Jackson Hole Center for the Arts (since 2021); Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (1959)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	103

Trustee and Officer Information (unaudited) (continued)

Independent Trustees (continued)

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Martinez (1961)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (1964)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years

Dominik Rohé (1973)	President (since 2023).	Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-2023).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Aaron Wasserman (1974)	Chief Compliance Officer (iShares, Inc. and iShares Trust, since 2023; iShares U.S. ETF Trust, since 2023).	Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director, of BlackRock, Inc. (since 2023); Director, of BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (1982)	Executive Vice President (since 2022).	Managing Director, of BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering of BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020-2021); Head of Developed Markets Portfolio Engineering of BlackRock, Inc. (2016-2019).

Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).

James Mauro (1970)	Executive Vice President (since 2022).	Managing Director, of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).

Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.

Effective February 1, 2024, Salim Ramji resigned as Trustee of the Trust.

Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as Trustee of the Trust.

Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.

Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.

Effective April 8, 2024, Laura Fergerson was appointed as Trustee of the Trust.

Effective April 8, 2024, James Lam was appointed as Trustee of the Trust.

104	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	105

Glossary of Terms Used in this Report

Portfolio Abbreviation

BAB	Build America Bond

CMT	Constant Maturity Treasury

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

PSF	Permanent School Fund

RB	Revenue Bond

REIT	Real Estate Investment Trust

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

106	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-203-0224

FEBRUARY 29, 2024

2024 Annual Report

iShares Trust

• iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca

• iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 29, 2024

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

Investment-grade and high yield corporate bonds delivered positive returns during the 12-month period that ended February 29, 2024. The Markit iBoxx USD Liquid Investment Grade and High Yield Indexes, broad measures of U.S. dollar-denominated investment-grade and high yield corporate bond performance, returned 6.27% and

10.40%, respectively. Both categories strongly outperformed the broader domestic investment-grade market, as gauged by the 3.33% return of the Bloomberg U.S. Aggregate Bond Index.

The 12-month gain for the index belies the challenging environment for the bond market through the first eight months of the period. During this time, yields drifted steadily higher (as prices fell) in response to better-than-expected economic growth and continued interest rate increases by the U.S. Federal Reserve (Fed). The Fed raised rates by a quarter-point at its meetings in March, May, and July 2023, moving its benchmark fed funds rate to a range of 5.25% - 5.50%. Although the Fed’s aggressive actions contributed to a decline in inflation, U.S. economic growth remained robust behind persistent strength in the labor market. This trend gave rise to expectations that the central bank would need to keep rates “higher for longer,” fueling a sharp sell-off in the bond market in the span from August through October 2023.

The investment backdrop improved considerably in the final two months of 2023, touching off a rally that helped the fixed-income market quickly recover its earlier losses. The headline Consumer Price Index fell to its lowest levels since early 2021 in the November report, surprising the markets and causing the consensus to shift toward the view that the Fed was in fact finished raising rates. In December, Fed Chairman Jerome Powell provided another positive surprise with his suggestion that rate cuts could begin as early as the first half of 2024. Bond prices moved surged in response, with the credit sectors leading the way amid a pronounced improvement in investor sentiment. While yields crept higher in January and February, broad-based indexes such as the Bloomberg U.S. Aggregate Bond Index finished in positive territory on the strength of their earlier advance.

Corporate bonds were the top-performing segment of the investment-grade market in the 12-month period. According to the Federal Reserve Bank of St. Louis Economic Database, the ICE BofA US Corporate Index Option-Adjusted Spread fell from 130 basis points (1.30 percentage points) to 100 basis points over the course of the period. The decline in yield spreads, which indicates outperformance relative to U.S Treasuries, reflected the backdrop of better-than-expected corporate earnings and investors’ hearty appetite for risk in the latter part of the period. Lower-quality investment-grade corporate bonds outpaced their higher-quality counterparts, which was in part a function of investors’ willingness to take on greater risk in search of higher yields. In this environment, high yield corporate bonds produced strong gains that exceeded those of the investment-grade market. A meaningful contribution from income, together with positive price performance fueled by mounting hopes for a “soft landing” in the economy, provided a firm underpinning for the asset class.

4	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® iBoxx $ High Yield Corporate Bond ETF

Investment Objective

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	9.96%	3.01%	3.22%	9.96%	15.96%	37.24%
Fund Market	10.11	3.03	3.19	10.11	16.09	36.88
Index	10.40	3.48	3.73	10.40	18.68	44.24

GROWTH OF$10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,057.90	$ 2.51		$ 1,000.00	$ 1,022.40	$ 2.46		0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024 (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Baa	1.4%
Ba	40.4
B	44.6
Caa	11.8
Ca	0.8
Not Rated	1.0

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

0-1 Year	0.1%
1-5 Years	54.8
5-10 Years	43.2
10-15 Years	0.4
More than 20 Years	1.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Investment Objective

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	6.09%	1.69%	2.46%	6.09%	8.77%	27.49%
Fund Market	5.99	1.67	2.43	5.99	8.65	27.08
Index	6.27	1.82	2.63	6.27	9.42	29.60

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,037.10	$ 0.71		$ 1,000.00	$ 1,024.20	$ 0.70		0.14%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 29, 2024 (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	2.6%
Aa	4.7
A	48.3
Baa	41.4
Ba	2.5
Not Rated	0.5

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

1-5 Years	19.5%
5-10 Years	36.2
10-15 Years	8.6
15-20 Years	8.1
More than 20 Years	27.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments February 29, 2024	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.0%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 04/01/24)(a)(b)	$21,060	$19,691,100
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	18,143	15,036,011
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	16,896	14,593,920
9.00%, 09/15/28 (Call 09/15/25)(a)(b)	12,455	12,990,565
CMG Media Corp., 8.88%, 12/15/27 (Call 03/11/24)(a)(b)	16,437	10,355,310
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	9,260	7,987,329
3.75%, 02/15/28 (Call 03/18/24)(b)	9,012	8,386,106
4.00%, 02/15/30 (Call 02/15/25)(b)	9,519	8,563,406
4.88%, 01/15/29 (Call 04/01/24)(b)	6,224	5,929,413
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 04/01/24)(a)(b)	8,012	7,198,381
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	8,055	7,173,515
5.00%, 08/15/27 (Call 03/11/24)(a)(b)	10,832	10,435,955
7.38%, 02/15/31 (Call 11/15/26)(a)(b)	7,355	7,649,200
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	17,936	15,950,485

		151,940,696

Aerospace & Defense — 2.5%
Bombardier Inc.
6.00%, 02/15/28 (Call 04/01/24)(a)(b)	12,583	12,209,637
7.13%, 06/15/26 (Call 04/01/24)(a)(b)	16,032	16,164,825
7.50%, 02/01/29 (Call 02/01/26)(a)(b)	12,371	12,547,163
7.88%, 04/15/27 (Call 04/01/24)(a)(b)	33,333	33,348,673
8.75%, 11/15/30 (Call 11/15/26)(a)(b)	12,579	13,176,503
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	15,651	15,167,697
5.75%, 10/15/27 (Call 07/15/27)(a)	17,465	17,377,675
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	11,899	10,474,095
9.38%, 11/30/29 (Call 11/30/25)(a)(b)	14,944	16,158,200
9.75%, 11/15/30 (Call 11/15/26)(a)(b)	20,867	22,351,748
TransDigm Inc.
4.63%, 01/15/29 (Call 04/01/24)(b)	22,911	20,992,204
4.88%, 05/01/29 (Call 05/01/24)(b)	15,745	14,465,719
5.50%, 11/15/27 (Call 04/01/24)	49,129	47,470,896
6.38%, 03/01/29 (Call 03/01/26)(a)(b)	8,065	8,095,244
6.63%, 03/01/32 (Call 03/01/27)(a)(b)	11,200	11,270,560
6.75%, 08/15/28 (Call 02/15/25)(a)	40,068	40,562,039
6.88%, 12/15/30 (Call 08/18/26)(a)(b)	26,826	27,165,617
7.13%, 12/01/31 (Call 12/01/26)(a)(b)	18,789	19,276,843
7.50%, 03/15/27 (Call 04/01/24)	10,409	10,401,375
Triumph Group Inc.
7.75%, 08/15/25 (Call 03/06/24)(b)	9,221	9,218,254
9.00%, 03/15/28 (Call 03/15/25)(a)(b)	21,619	22,596,827

		400,491,794

Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 03/11/24)(a)	7,026	6,890,609
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	16,831	16,589,054
Vector Group Ltd.
5.75%, 02/01/29 (Call 04/01/24)(a)	14,564	13,299,845
10.50%, 11/01/26 (Call 04/01/24)(a)(b)	10,466	10,531,413

		47,310,921

Airlines — 1.9%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	20,062	18,990,689

Security	Par (000)	Value

Airlines (continued)
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	$9,499	$9,261,525
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)(b)	13,158	13,267,211
8.50%, 05/15/29 (Call 11/15/25)(a)(b)	16,271	17,102,669
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	38,276	37,930,831
5.75%, 04/20/29(a)	49,517	48,394,128
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)(b)	9,687	8,790,662
4.38%, 04/19/28 (Call 01/19/28)(b)	8,041	7,728,923
7.38%, 01/15/26 (Call 12/15/25)(b)	12,945	13,349,531
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 03/11/24)(a)(b)	20,852	19,679,001
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 03/11/24)(a)(b)	18,217	13,161,295
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	32,416	31,203,100
4.63%, 04/15/29 (Call 10/15/28)(a)	35,055	32,338,238
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	16,498	12,043,540
7.88%, 05/01/27 (Call 05/01/24)(a)(b)	9,484	8,085,584
9.50%, 06/01/28 (Call 06/01/25)(a)(b)	7,874	6,695,164

		298,022,091

Alternate Investments — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 01/15/29 (Call 10/15/28)(a)	12,011	12,556,322

Apparel — 0.2%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	14,864	14,354,462
9.00%, 02/15/31 (Call 02/15/26)(a)(b)	10,185	10,210,463

		24,564,925

Auto Manufacturers — 0.6%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	16,518	14,205,480
4.75%, 10/01/27 (Call 03/11/24)(a)(b)	5,992	5,731,468
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	8,933	8,799,005
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)(b)	21,782	22,078,017
Ford Motor Credit Co. LLC, 2.30%, 02/10/25 (Call 01/10/25)	451	436,331
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	7,852	7,354,576
5.50%, 07/15/29 (Call 07/15/24)(a)	6,718	6,453,479
5.88%, 01/15/28 (Call 04/02/24)(a)(b)	8,714	8,580,676
7.75%, 10/15/25 (Call 04/02/24)(a)	13,827	13,949,784

		87,588,816

Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 04/02/24)(a)(b)	13,088	12,662,640
7.00%, 04/15/28 (Call 04/15/25)(a)(b)	8,921	9,093,215
8.25%, 04/15/31 (Call 04/15/26)(a)(b)	8,501	8,949,971
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	9,613	8,321,253
6.50%, 04/01/27 (Call 04/01/24)(b)	7,874	7,771,008
6.88%, 07/01/28 (Call 03/11/24)(b)	6,806	6,554,927

10	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Clarios Global LP, 6.75%, 05/15/25 (Call 04/01/24)(a)	$8,712	$8,709,648
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 04/01/24)(a)(b)	12,755	12,717,810
6.75%, 05/15/28 (Call 05/15/25)(a)	12,514	12,672,302
8.50%, 05/15/27 (Call 04/01/24)(a)(b)	36,076	36,198,777
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	6,566	5,646,629
5.38%, 11/15/27 (Call 03/11/24)(b)	6,030	5,813,523
5.63%, 06/15/28 (Call 03/11/24)(b)	6,671	6,448,906
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	11,110	10,651,712
5.00%, 05/31/26 (Call 04/01/24)(b)	14,281	13,916,433
5.00%, 07/15/29 (Call 04/15/29)(b)	13,747	12,660,492
5.25%, 04/30/31 (Call 01/30/31)(b)	9,039	8,174,959
5.25%, 07/15/31 (Call 04/15/31)(b)	10,136	9,143,689
5.63%, 04/30/33 (Call 01/30/33)(b)	7,104	6,349,200
9.50%, 05/31/25 (Call 03/18/24)	12,191	12,324,205
IHO Verwaltungs GmbH, 6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(a)(c)	420	413,956
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(a)(b)	31,704	28,890,270
ZF North America Capital Inc.
4.75%, 04/29/25(a)(b)	21,294	20,974,590
6.88%, 04/14/28 (Call 03/14/28)(a)	10,388	10,595,760
7.13%, 04/14/30 (Call 02/14/30)(a)(b)	9,881	10,283,381

		285,939,256

Banks — 0.9%
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/25)(a)(b)	8,743	8,326,308
7.63%, 05/01/26 (Call 03/18/24)(a)	9,348	9,262,279
12.00%, 10/01/28 (Call 10/01/25)(a)(b)	13,046	14,115,772
12.25%, 10/01/30 (Call 10/01/26)(a)(b)	9,120	10,026,926
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(d)	12,710	10,422,835
5.71%, 01/15/26(a)(b)	25,584	25,343,994
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30), (5-year CMT + 4.750%)(a)(b)(d)	25,776	23,810,436
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(a)(b)(d)	16,100	15,589,944
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(d)	20,924	21,303,620

		138,202,114

Building Materials — 1.5%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	21,312	18,728,985
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	8,901	8,408,356
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	11,841	11,826,199
6.38%, 03/01/34 (Call 03/01/29)(a)(b)	10,140	10,116,678
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(a)(b)	11,975	12,289,344
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30 (Call 06/15/26)(a)	48,866	49,037,031
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (Call 04/01/24)(a)(b)	20,809	20,209,709
8.88%, 11/15/31 (Call 11/15/26)(a)(b)	18,031	19,103,980
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	18,591	15,398,925

Security	Par (000)	Value

Building Materials (continued)
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	$26,678	$23,743,420
4.75%, 01/15/28 (Call 04/01/24)(a)(b)	16,539	15,595,285
5.00%, 02/15/27 (Call 04/01/24)(a)	14,207	13,675,800
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 03/11/24)(a)(b)	11,547	11,155,124
7.25%, 01/15/31 (Call 01/15/27)(a)(b)	13,568	14,042,880

		243,331,716

Chemicals — 2.0%
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(a)(b)	13,292	8,422,420
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	6,743	3,674,935
Avient Corp.
5.75%, 05/15/25 (Call 04/01/24)(a)	11,083	10,994,890
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	12,375	12,634,380
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (Call 11/15/26)(a)(b)	7,998	8,317,520
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 04/01/24)(a)(b)	11,652	10,326,585
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 04/01/24)(a)(b)	8,033	7,752,032
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	10,237	8,419,933
5.38%, 05/15/27 (Call 02/15/27)(b)	8,047	7,403,240
5.75%, 11/15/28 (Call 03/11/24)(a)(b)	13,024	11,428,560
INEOS Finance PLC
6.75%, 05/15/28 (Call 02/15/25)(a)	4,296	4,199,340
7.50%, 04/15/29 (Call 04/15/26)(a)	3,369	3,344,069
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	10,733	10,317,096
5.25%, 12/15/29 (Call 09/15/29)(b)	12,157	11,564,346
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	10,617	8,798,839
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	9,051	8,848,516
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	16,598	15,381,803
8.50%, 11/15/28 (Call 11/15/25)(a)(b)	6,458	6,821,147
9.00%, 02/15/30 (Call 08/15/26)(a)(b)	9,590	9,625,962
Olin Corp.
5.00%, 02/01/30 (Call 04/01/24)(b)	8,606	8,048,762
5.13%, 09/15/27 (Call 04/01/24)	8,167	7,921,990
5.63%, 08/01/29 (Call 08/01/24)(b)	10,622	10,389,644
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)(b)	13,585	12,183,198
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	7,274	6,500,483
9.75%, 11/15/28 (Call 06/01/25)(a)(b)	28,176	29,931,680
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	18,197	16,627,509
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	11,609	10,542,737
Tronox Inc., 4.63%, 03/15/29 (Call 04/01/24)(a)(b)	18,760	16,608,346
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 04/01/24)(a)	12,451	11,829,664
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	18,930	16,597,209

		315,456,835

Commercial Services — 4.5%
ADT Security Corp. (The), 4.13%, 08/01/29
(Call 08/01/28)(a)(b)	15,946	14,467,508
Albion Financing 1 Sarl/Aggreko Holdings Inc.,
6.13%, 10/15/26 (Call 04/01/24)(a)(b)	9,799	9,649,565

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Albion Financing 2 Sarl, 8.75%, 04/15/27 (Call 04/01/24)(a)(b)	$7,427	$7,438,037
Allied Universal Holdco LLC, 7.88%, 02/15/31 (Call 02/15/27)(a)	11,739	11,656,827
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	15,625	12,949,219
6.63%, 07/15/26 (Call 04/01/24)(a)	15,270	15,215,639
9.75%, 07/15/27 (Call 04/01/24)(a)(b)	18,236	18,122,025
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/28 (Call 06/01/24)(a)	20,534	18,281,677
4.63%, 06/01/28 (Call 06/01/24)(a)(b)	13,034	11,549,199
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	12,837	12,180,853
6.75%, 02/15/27 (Call 04/01/24)(a)(b)	11,527	11,542,792
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	8,364	7,569,755
5.38%, 03/01/29 (Call 04/01/24)(a)(b)	9,510	8,657,524
5.75%, 07/15/27 (Call 03/11/24)(a)(b)	6,809	6,485,572
8.00%, 02/15/31 (Call 11/15/26)(a)(b)	8,627	8,325,055
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	17,058	15,940,665
3.50%, 06/01/31 (Call 03/01/31)(b)	17,028	14,558,940
Brink’s Co. (The)
4.63%, 10/15/27 (Call 04/01/24)(a)	10,456	9,866,377
5.50%, 07/15/25 (Call 04/01/24)(a)	4,049	4,033,816
Garda World Security Corp.
4.63%, 02/15/27 (Call 04/01/24)(a)(b)	9,166	8,745,546
6.00%, 06/01/29 (Call 06/01/24)(a)	9,158	8,013,250
7.75%, 02/15/28 (Call 02/15/25)(a)(b)	7,013	7,124,647
9.50%, 11/01/27 (Call 04/01/24)(a)(b)	11,608	11,651,530
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31 (Call 01/15/27)(a)	38,046	39,657,819
Herc Holdings Inc., 5.50%, 07/15/27 (Call 04/01/24)(a)	19,687	19,278,237
Hertz Corp. (The)
4.63%, 12/01/26 (Call 04/01/24)(a)(b)	10,137	8,944,421
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	16,240	12,362,700
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)(b)	16,676	14,549,810
5.75%, 11/01/28 (Call 04/01/24)(a)(b)	16,571	13,215,372
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	43,527	40,958,907
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	16,980	15,558,349
5.75%, 04/15/26(a)	22,711	22,543,166
6.25%, 01/15/28 (Call 04/01/24)(a)(b)	23,495	23,142,575
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(a)(b)	14,903	13,114,640
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	9,545	8,972,300
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(b)	13,923	11,958,465
4.00%, 05/15/31 (Call 05/15/26)(b)	13,898	12,188,859
4.63%, 12/15/27 (Call 04/01/24)(b)	8,698	8,355,802
5.13%, 06/01/29 (Call 06/01/24)(b)	12,683	12,376,071
Sotheby’s, 7.38%, 10/15/27 (Call 03/11/24)(a)(b)	13,262	12,743,854
United Rentals North America Inc. 3.75%, 01/15/32 (Call 07/15/26)(b)	11,842	10,254,728

Security	Par (000)	Value

Commercial Services (continued)
3.88%, 11/15/27 (Call 03/11/24)	$12,864	$12,092,160
3.88%, 02/15/31 (Call 08/15/25)(b)	18,331	16,254,857
4.00%, 07/15/30 (Call 07/15/25)(b)	12,438	11,267,722
4.88%, 01/15/28 (Call 03/11/24)(b)	28,237	27,276,196
5.25%, 01/15/30 (Call 01/15/25)(b)	12,536	12,128,580
5.50%, 05/15/27 (Call 04/01/24)(b)	7,744	7,679,880
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)(b)	8,611	7,299,975
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	8,241	8,189,494
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 04/01/24)(a)	20,034	20,091,548
Wand NewCo 3 Inc., 7.63%, 01/30/32 (Call 01/30/27)(a)(b)	21,003	21,580,582
Williams Scotsman Inc.
4.63%, 08/15/28 (Call 04/01/24)(a)(b)	8,133	7,637,050
6.13%, 06/15/25 (Call 03/18/24)(a)	6,519	6,503,224
7.38%, 10/01/31 (Call 10/01/26)(a)(b)	8,483	8,802,809

		721,006,170

Computers — 1.4%
McAfee Corp., 7.38%, 02/15/30 (Call 02/15/25)(a)(b)	33,782	29,884,402
NCR Atleos Corp., 9.50%, 04/01/29 (Call 10/01/26)(a)(b)	23,237	24,650,274
NCR Voyix Corp.
5.00%, 10/01/28 (Call 04/01/24)(a)(b)	10,921	10,147,594
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	19,788	18,332,048
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	7,616	6,881,310
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 04/01/24)(a)(b)	8,393	8,062,531
8.25%, 02/01/28 (Call 04/01/24)(a)(b)	8,761	8,629,585
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	8,158	7,442,619
4.88%, 06/01/27 (Call 03/01/27)(b)	8,258	8,006,048
8.25%, 12/15/29 (Call 07/15/26)(a)(b)	9,244	9,888,641
8.50%, 07/15/31 (Call 07/15/26)(a)(b)	8,963	9,674,025
9.63%, 12/01/32 (Call 12/01/27)(b)	13,105	14,821,907
Vericast Corp., 11.00%, 09/15/26 (Call 04/01/24)(a)	23,885	25,091,162
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	3	2,526
4.75%, 02/15/26 (Call 11/15/25)	38,089	37,177,062

		218,691,734

Cosmetics & Personal Care — 0.3%
Coty Inc., 5.00%, 04/15/26 (Call 04/01/24)(a)(b)	9,885	9,699,297
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(a)	8,880	8,360,698
6.63%, 07/15/30 (Call 07/16/26)(a)(b)	12,758	12,960,852
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	8,280	7,498,368
5.50%, 06/01/28 (Call 04/01/24)(a)(b)	12,297	11,970,392

		50,489,607

Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	6,890	6,148,636
4.00%, 01/15/28 (Call 04/01/24)(a)(b)	11,507	10,741,554
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 04/01/24)(a)(b)	21,636	19,532,981

12	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)	$9,075	$9,291,325
7.75%, 03/15/31 (Call 03/15/26)(a)(b)	12,885	13,556,363
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 04/01/24)(a)(e)(f)	9,458	2,251,004
9.00%, 11/15/26 (Call 04/01/24)(a)(b)(e)(f)	13,501	3,206,488

		64,728,351

Diversified Financial Services — 4.5%
AG Issuer LLC, 6.25%, 03/01/28 (Call 04/01/24)(a)	8,235	8,003,047
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)(b)	9,071	9,339,853
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/21/25)(b)	16,680	16,587,798
6.70%, 02/14/33 (Call 11/16/32)(b)	8,921	8,772,118
Aretec Group Inc.
7.50%, 04/01/29 (Call 04/01/24)(a)(b)	7,385	6,831,125
10.00%, 08/15/30 (Call 10/15/26)(a)(b)	12,021	13,087,864
Bread Financial Holdings Inc.
7.00%, 01/15/26 (Call 04/01/24)(a)(b)	2,260	2,276,342
9.75%, 03/15/29 (Call 03/15/26)(a)	14,983	15,332,104
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(a)(b)	6,057	5,833,739
9.25%, 07/01/31 (Call 07/01/26)(a)	7,107	7,462,350
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	16,968	14,295,540
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	12,425	9,722,562
Credit Acceptance Corp.
6.63%, 03/15/26 (Call 03/11/24)(b)	5,788	5,772,662
9.25%, 12/15/28 (Call 12/15/25)(a)(b)	11,096	11,738,791
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)	7,417	2,002,590
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29 (Call 02/01/26)(a)(b)	7,440	7,551,600
GGAM Finance Ltd.
8.00%, 02/15/27 (Call 08/15/26)(a)	11,821	12,151,066
8.00%, 06/15/28 (Call 12/15/27)(a)(b)	10,634	10,992,897
7.75%, 05/15/26 (Call 11/15/25)(a)(b)	6,809	6,919,646
goeasy Ltd., 7.63%, 07/01/29 (Call 07/01/26)(a)	5,405	5,404,565
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	16,682	15,025,878
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)(b)	8,615	7,031,994
6.50%, 11/01/25 (Call 04/01/24)(a)	8,733	8,132,606
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/29 (Call 09/30/25)(a)	7,761	8,096,178
8.38%, 05/01/28 (Call 05/01/25)(a)	8,178	8,549,947
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)(b)	7,483	6,376,451
6.50%, 05/01/28 (Call 05/01/24)(a)(b)	16,252	14,890,895
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26 (Call 04/01/24)(a)(b)	8,814	8,560,597
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	11,402	10,173,891
5.50%, 08/15/28 (Call 04/01/24)(a)(b)	14,329	13,549,144
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	10,531	9,648,680
6.00%, 01/15/27 (Call 04/01/24)(a)	10,502	10,331,342
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/32 (Call 02/01/27)(a)	10,850	10,673,687
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	8,193	7,478,816
5.00%, 03/15/27 (Call 09/15/26)(b)	12,015	11,403,436

Security	Par (000)	Value

Diversified Financial Services (continued)
5.50%, 03/15/29 (Call 06/15/28)(b)	$12,993	$11,777,613
6.75%, 06/25/25(b)	8,105	8,151,361
6.75%, 06/15/26(b)	8,674	8,704,858
9.38%, 07/25/30 (Call 10/25/29)	7,952	8,309,840
11.50%, 03/15/31 (Call 03/15/27)(b)	8,435	9,226,372
NFP Corp.
4.88%, 08/15/28 (Call 04/01/24)(a)(b)	10,537	10,510,657
6.88%, 08/15/28 (Call 04/01/24)(a)	32,939	33,519,550
OneMain Finance Corp.
3.50%, 01/15/27 (Call 04/01/24)	12,371	11,394,186
3.88%, 09/15/28 (Call 09/15/24)(b)	10,380	9,069,006
4.00%, 09/15/30 (Call 09/15/25)(b)	14,407	12,146,902
5.38%, 11/15/29 (Call 05/15/29)(b)	12,663	11,760,761
6.63%, 01/15/28 (Call 07/15/27)(b)	12,924	12,865,260
6.88%, 03/15/25	20,019	20,219,190
7.13%, 03/15/26(b)	28,632	29,097,270
7.88%, 03/15/30 (Call 12/15/26)(b)	11,345	11,537,525
9.00%, 01/15/29 (Call 07/15/25)(b)	15,207	15,969,023
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 04/01/24)(a)(b)	10,636	9,587,490
5.38%, 10/15/25 (Call 04/01/24)(a)	11,607	11,428,409
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	8,585	7,899,059
7.88%, 12/15/29 (Call 12/15/26)(a)(b)	12,561	12,847,495
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)(b)	7,149	6,988,148
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 04/01/24)(a)(b)	19,390	17,846,292
3.63%, 03/01/29 (Call 04/01/24)(a)(b)	13,171	11,684,578
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	20,723	17,718,165
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	14,315	11,864,057
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	8,628	7,937,199
4.20%, 10/29/25 (Call 09/29/25)(b)	8,655	8,366,183
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)(b)	12,684	12,329,102
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 04/01/24)(a)	13,260	13,021,701
5.50%, 04/15/29 (Call 04/15/24)(a)(b)	11,897	11,105,612
5.75%, 06/15/27 (Call 06/15/24)(a)(b)	8,642	8,382,740

		723,267,405

Electric — 3.0%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	14,666	12,574,665
4.50%, 02/15/28 (Call 04/01/24)(a)	21,449	20,194,639
4.63%, 02/01/29 (Call 04/01/24)(a)(b)	11,790	10,831,057
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	13,957	12,509,834
5.13%, 03/15/28 (Call 04/01/24)(a)(b)	23,180	22,002,379
5.25%, 06/01/26 (Call 04/01/24)(a)(b)	5,621	5,542,022
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	15,805	13,342,107
4.75%, 03/15/28 (Call 03/11/24)(a)	13,912	13,004,659
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(b)	8,801	8,579,508
4.35%, 04/15/29 (Call 01/15/29)(b)	6,938	6,263,696
Edison International
7.88%, 06/15/54 (Call 03/15/29), (5-year CMT + 3.658%)(b)(d)	7,650	7,816,177
8.13%, 06/15/53 (Call 03/15/28), (5-year CMT + 3.864%)(d)	7,987	8,208,639

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Electricite de France SA, 9.13%, (Call 03/15/33),
(5-year CMT + 5.411%)(a)(d)(g)	$25,128	$27,891,577
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3-mo. LIBOR US + 5.440%)(b)(d)	21,180	20,832,419
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)(b)	9,776	8,368,970
Series B, 2.25%, 09/01/30 (Call 06/01/30)(b)	7,805	6,422,488
Series B, 4.15%, 07/15/27 (Call 04/15/27)(b)	23,738	22,551,100
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	8,351	7,806,765
4.25%, 09/15/24 (Call 07/15/24)(a)	218	215,222
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	9,260	8,647,957
7.25%, 01/15/29 (Call 10/15/28)(a)(b)	12,136	12,329,414
NRG Energy Inc.
3.38%, 02/15/29 (Call 03/11/24)(a)(b)	8,058	7,030,605
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	17,642	14,797,227
3.88%, 02/15/32 (Call 02/15/27)(a)(b)	8,465	7,096,907
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	12,643	11,993,322
5.75%, 01/15/28 (Call 03/18/24)(b)	12,694	12,503,590
PG&E Corp.
5.00%, 07/01/28 (Call 03/11/24)(b)	17,333	16,542,658
5.25%, 07/01/30 (Call 07/01/25)(b)	16,656	15,656,140
Pike Corp.
5.50%, 09/01/28 (Call 04/01/24)(a)	13,010	12,370,071
8.63%, 01/31/31 (Call 01/31/27)(a)(b)	6,455	6,810,532
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(a)	19,419	20,487,045
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)(b)	20,212	18,424,681
5.00%, 07/31/27 (Call 03/11/24)(a)(b)	21,810	20,899,917
5.50%, 09/01/26 (Call 03/11/24)(a)(b)	17,350	17,058,664
5.63%, 02/15/27 (Call 03/11/24)(a)(b)	22,638	22,072,050
7.75%, 10/15/31 (Call 10/15/26)(a)(b)	24,526	25,367,242

		485,045,945

Electrical Components & Equipment — 0.5%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 04/01/24)(a)(b)	13,320	11,796,192
4.75%, 06/15/28 (Call 04/01/24)(a)	9,231	8,475,212
WESCO Distribution Inc.
6.38%, 03/15/29 (Call 03/15/26)(a)	3,735	3,739,790
6.63%, 03/15/32 (Call 03/15/27)(a)	4,265	4,270,617
7.13%, 06/15/25 (Call 04/01/24)(a)	26,548	26,700,385
7.25%, 06/15/28 (Call 04/01/24)(a)(b)	22,501	22,987,078

		77,969,274

Electronics — 0.5%
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)(b)	33,026	30,582,076
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	15,934	14,469,028
5.00%, 10/01/25(a)	9,587	9,496,902
5.88%, 09/01/30 (Call 09/01/25)(a)(b)	8,554	8,347,625
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	11,993	10,254,015
4.38%, 02/15/30 (Call 11/15/29)(a)	7,692	7,006,835

		80,156,481

Security	Par (000)	Value

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)	$12,081	$10,947,709
5.00%, 01/31/28 (Call 07/31/27)(a)	12,846	12,139,470

		23,087,179

Engineering & Construction — 0.2%
Brand Industrial Services Inc.,
10.38%, 08/01/30 (Call 08/01/26)(b)	22,071	23,471,599

Entertainment — 2.9%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)(b)	16,310	11,264,774
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	20,515	18,722,847
6.50%, 02/15/32 (Call 02/15/27)(a)	7,646	7,696,693
7.00%, 02/15/30 (Call 02/15/26)(a)	35,010	35,913,188
8.13%, 07/01/27 (Call 03/11/24)(a)(b)	29,104	29,867,980
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	7,340	6,935,026
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/01/24)(b)	9,341	9,236,918
5.50%, 05/01/25 (Call 04/01/24)(a)	15,130	15,087,296
Churchill Downs Inc.
4.75%, 01/15/28 (Call 04/01/24)(a)(b)	11,214	10,593,345
5.50%, 04/01/27 (Call 04/01/24)(a)(b)	9,801	9,624,582
5.75%, 04/01/30 (Call 04/01/25)(a)(b)	20,162	19,371,650
6.75%, 05/01/31 (Call 05/01/26)(a)(b)	10,414	10,424,124
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	13,396	12,508,515
5.88%, 03/15/26 (Call 04/01/24)(a)(b)	6,672	6,588,600
International Game Technology PLC
4.13%, 04/15/26 (Call 04/02/24)(a)(b)	13,027	12,590,190
5.25%, 01/15/29 (Call 04/02/24)(a)(b)	11,466	11,102,592
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	13,459	13,530,221
6.50%, 02/15/25 (Call 08/15/24)(a)	3,776	3,780,720
Light & Wonder International Inc.
7.00%, 05/15/28 (Call 03/18/24)(a)	11,936	12,012,320
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	8,250	8,444,464
7.50%, 09/01/31 (Call 09/01/26)(a)(b)	8,895	9,268,590
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 04/01/24)(a)	8,248	7,585,273
4.75%, 10/15/27 (Call 04/01/24)(a)(b)	15,679	14,975,019
6.50%, 05/15/27 (Call 04/01/24)(a)	18,821	18,967,292
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31 (Call 02/15/27)(a)	1,680	1,680,538
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	170	167,996
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (Call 03/18/24)(a)	1,643	1,623,284
8.00%, 02/01/26 (Call 04/01/24)(a)	20,042	18,889,585
Motion Bondco DAC, 6.63%, 11/15/27 (Call 04/02/24)(a)	115	110,555
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(b)	7,016	7,144,447
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	12,318	8,870,684
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	12,246	8,674,577

14	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(a)(b)	$17,265	$15,745,680
8.45%, 07/27/30 (Call 05/27/30)(a)(b)	6,779	7,219,635
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 04/01/24)(a)(b)	7,782	7,657,099
7.25%, 05/15/31 (Call 05/15/26)(a)(b)	13,969	14,033,537
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 04/01/24)(a)(b)	28	28,105
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	14,022	11,795,131
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	8,356	7,425,612
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	9,322	8,220,839
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	12,465	11,732,681
7.13%, 02/15/31 (Call 11/15/30)(a)(b)	12,548	12,955,810

		460,068,014

Environmental Control — 0.9%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 04/01/24)(a)	8,399	8,103,393
6.38%, 02/01/31 (Call 02/01/26)(a)(b)	8,571	8,488,804
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)	12,057	10,519,732
5.00%, 09/01/30 (Call 09/01/25)(b)	6,709	5,820,058
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	12,409	11,242,766
3.75%, 08/01/25 (Call 04/01/24)(a)	11,720	11,375,725
4.00%, 08/01/28 (Call 03/11/24)(a)(b)	12,890	11,826,575
4.25%, 06/01/25 (Call 04/01/24)(a)(b)	8,031	7,891,341
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	9,269	8,467,000
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	12,191	11,400,862
5.13%, 12/15/26 (Call 04/01/24)(a)	9,421	9,217,440
6.75%, 01/15/31 (Call 01/15/27)(a)(b)	16,460	16,843,136
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	11,018	10,037,618
5.88%, 06/30/29 (Call 06/30/24)(a)(b)	17,317	15,428,119

		146,662,569

Food — 2.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 04/01/24)(a)	11,882	11,294,831
3.50%, 03/15/29 (Call 04/01/24)(a)(b)	22,594	20,144,359
4.63%, 01/15/27 (Call 04/01/24)(a)	22,029	21,230,449
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	16,531	15,477,149
5.88%, 02/15/28 (Call 04/01/24)(a)	12,179	12,001,897
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	12,521	12,593,393
7.50%, 03/15/26 (Call 04/01/24)(a)(b)	10,729	10,913,948
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/24)(b)	600	597,422
5.25%, 09/15/27 (Call 04/01/24)(b)	8,574	7,973,820
8.00%, 09/15/28 (Call 09/15/25)(a)(b)	9,222	9,612,367
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	15,910	14,401,721
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	11,567	10,312,675
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	8,726	8,453,312
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	16,592	15,057,240
5.50%, 10/15/27 (Call 04/01/24)(a)(b)	17,098	16,744,242

Security	Par (000)	Value

Food (continued)
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	$15,200	$12,700,208
4.25%, 04/15/31 (Call 04/15/26)	16,276	14,547,326
6.25%, 07/01/33 (Call 04/01/33)	16,430	16,576,994
6.88%, 05/15/34 (Call 02/15/34)(b)	8,515	8,970,382
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	18,669	16,628,245
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	23,915	21,726,235
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	22,650	21,684,732
5.63%, 01/15/28 (Call 03/18/24)(a)(b)	15,409	15,150,283
5.75%, 03/01/27 (Call 03/01/24)(a)(b)	9,633	9,712,472
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	8,566	7,853,951
4.75%, 02/15/29 (Call 04/01/24)(a)(b)	16,336	15,329,408
6.88%, 09/15/28 (Call 09/15/25)(a)(b)	7,502	7,648,104
7.25%, 01/15/32 (Call 09/15/26)(a)(b)	8,330	8,624,511

		363,961,676

Food Service — 0.3%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/24)(a)(b)	10,421	10,350,658
5.00%, 02/01/28 (Call 04/01/24)(a)(b)	18,990	18,212,284
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)(b)	6,876	6,398,118
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	11,701	10,680,283

		45,641,343

Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29
(Call 03/11/24)(b)	14,821	12,803,862

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	11,905	11,681,980
5.75%, 05/20/27 (Call 02/20/27)(b)	8,504	8,023,524
5.88%, 08/20/26 (Call 05/20/26)	11,015	10,679,841
9.38%, 06/01/28 (Call 06/01/25)(a)(b)	9,301	9,434,121

		39,819,466

Health Care - Products — 1.3%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	13,823	12,383,104
4.63%, 07/15/28 (Call 04/01/24)(a)(b)	25,997	24,538,568
Bausch & Lomb Corp., 8.38%, 10/01/28 (Call 10/01/25)(a)(b)	22,941	23,958,596
Hologic Inc.
3.25%, 02/15/29 (Call 04/01/24)(a)(b)	15,909	14,185,896
4.63%, 02/01/28 (Call 04/01/24)(a)(b)	6,626	6,348,383
Medline Borrower LP
3.88%, 04/01/29 (Call 10/01/24)(a)(b)	76,094	68,294,365
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	40,230	37,212,750
Teleflex Inc.
4.25%, 06/01/28 (Call 04/01/24)(a)	8,686	8,141,743
4.63%, 11/15/27 (Call 03/18/24)(b)	8,619	8,198,824

		203,262,229

Health Care - Services — 4.8%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 04/01/24)(a)(b)	10,473	10,119,536
3.50%, 04/01/30 (Call 04/01/25)(a)(b)	12,289	11,851,204
5.00%, 07/15/27 (Call 04/01/24)(a)	6,343	6,257,248
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 04/01/24)(a)(b)	8,376	7,581,327
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	8,122	7,163,685

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.25%, 05/01/28 (Call 03/18/24)(a)(b)	$8,120	$7,615,748
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	16,961	12,932,763
5.25%, 05/15/30 (Call 05/15/25)(a)(b)	24,808	19,784,380
5.63%, 03/15/27 (Call 03/18/24)(a)	31,683	28,989,945
6.00%, 01/15/29 (Call 03/18/24)(a)(b)	15,122	12,993,957
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	21,004	13,136,952
6.88%, 04/01/28 (Call 03/18/24)(a)(b)	12,247	7,778,595
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	22,881	14,689,442
8.00%, 03/15/26 (Call 04/01/24)(a)(b)	18,895	18,706,050
8.00%, 12/15/27 (Call 03/18/24)(a)(b)	11,294	10,841,697
10.88%, 01/15/32 (Call 02/15/27)(a)(b)	16,463	16,819,012
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	24,099	19,761,180
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	45,502	40,075,886
Encompass Health Corp.
4.50%, 02/01/28 (Call 04/01/24)	14,695	13,904,115
4.63%, 04/01/31 (Call 04/01/26)	7,295	6,565,500
4.75%, 02/01/30 (Call 02/01/25)(b)	14,097	13,082,450
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28 (Call 05/15/25)(a)(b)	12,699	13,333,950
IQVIA Inc.
5.00%, 10/15/26 (Call 04/01/24)(a)(b)	17,189	16,749,477
5.00%, 05/15/27 (Call 04/01/24)(a)	17,220	16,762,408
6.50%, 05/15/30 (Call 05/15/26)(a)(b)	7,885	8,003,275
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 04/01/24)(a)(b)	10,509	9,786,015
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 04/01/24)(a)(b)	8,469	6,802,724
LifePoint Health Inc.
9.88%, 08/15/30 (Call 08/15/26)(b)	12,712	13,208,827
11.00%, 10/15/30 (Call 10/15/26)(a)(b)	18,751	19,860,825
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	8,396	6,192,050
ModivCare Inc., 5.88%, 11/15/25 (Call 04/01/24)(a)(b)	8,787	8,564,689
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	11,296	9,914,217
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	12,490	10,732,538
4.38%, 06/15/28 (Call 04/01/24)(a)(b)	13,251	12,339,861
Radiology Partners Inc.
8.50%, 01/31/29(a)(b)	9,315	8,942,925
9.78%, 02/15/30(a)(b)	8,159	7,261,214
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 04/01/24)(a)(b)	22,877	22,819,808
Select Medical Corp., 6.25%, 08/15/26 (Call 04/01/24)(a)(b)	21,709	21,654,728
Star Parent Inc., 9.00%, 10/01/30 (Call 10/01/26)(a)(b)	16,781	17,716,541
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	23,160	21,295,215
4.38%, 01/15/30 (Call 12/01/24)(b)	23,384	21,426,759
4.63%, 06/15/28 (Call 03/18/24)(b)	9,984	9,508,120
4.88%, 01/01/26 (Call 03/05/24)	39,877	39,849,206
5.13%, 11/01/27 (Call 03/18/24)	26,119	25,596,620
6.13%, 10/01/28 (Call 04/01/24)(b)	42,026	41,553,207
6.13%, 06/15/30 (Call 06/15/25)(b)	31,822	31,487,869
6.25%, 02/01/27 (Call 03/18/24)(b)	23,181	23,128,991
6.75%, 05/15/31 (Call 05/15/26)(a)(b)	22,645	22,911,948

		768,054,679

Security	Par (000)	Value

Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)(b)	$17,673	$16,593,165
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	12,535	10,545,069
5.25%, 05/15/27 (Call 11/15/26)	23,440	21,528,468
6.25%, 05/15/26 (Call 04/01/24)(b)	21,161	20,606,582
6.38%, 12/15/25 (Call 04/01/24)	11,984	11,879,140
Stena International SA
7.25%, 01/15/31 (Call 01/15/27)(a)	12,191	12,109,503
7.63%, 02/15/31 (Call 02/15/27)(a)	5,219	5,245,095

		98,507,022

Home Builders — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (Call 04/01/25)(a)(b)	6,766	6,088,541
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	7,884	6,991,295
6.25%, 09/15/27 (Call 04/01/24)(a)(b)	10,287	9,998,604
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	9,119	8,015,601
6.75%, 06/01/27 (Call 04/01/24)	9,741	9,755,611
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	10,007	8,984,527
5.25%, 12/15/27 (Call 04/01/24)(a)	8,401	8,106,614
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	8,482	8,014,536
5.75%, 01/15/28 (Call 10/15/27)(a)	7,144	7,039,555
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	8,650	8,622,969

		81,617,853

Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)(b)	13,299	11,096,907
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	13,757	12,322,335

		23,419,242

Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	8,399	7,458,552
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	6,769	5,893,227
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 04/01/24)(a)(b)	7,294	7,031,423
7.00%, 12/31/27 (Call 04/01/24)(a)(b)	9,216	8,913,429
Spectrum Brands Inc., 3.88%, 03/15/31 (Call 03/15/26)(a)(b)	9,567	9,100,609

		38,397,240

Housewares — 0.5%
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)	10,030	9,817,765
5.20%, 04/01/26 (Call 01/01/26)	35,908	34,893,599
6.38%, 09/15/27 (Call 06/15/27)(b)	7,814	7,603,683
6.63%, 09/15/29 (Call 06/15/29)(b)	7,780	7,452,807
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	7,916	6,690,603
4.38%, 02/01/32 (Call 08/01/26)	6,875	5,760,843
4.50%, 10/15/29 (Call 10/15/24)(b)	6,459	5,742,862

		77,962,162

16	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 2.2%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 04/01/24)(a)(b)	$11,706	$10,367,336
6.00%, 08/01/29 (Call 08/01/24)(a)(b)	7,779	7,004,186
8.25%, 02/01/29 (Call 02/01/26)(a)	15,730	15,553,037
10.13%, 08/01/26 (Call 04/01/24)(a)(b)	9,066	9,428,640
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 04/01/24)(a)	12,443	11,548,250
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	7,937	7,238,544
6.75%, 10/15/27 (Call 04/01/24)(a)	23,229	22,572,456
6.75%, 04/15/28 (Call 04/15/25)(a)(b)	20,352	20,216,252
7.00%, 01/15/31 (Call 01/15/27)(a)	23,844	23,724,780
AmWINS Group Inc.
4.88%, 06/30/29 (Call 06/30/24)(a)	7,517	6,934,433
6.38%, 02/15/29 (Call 02/15/26)(a)(b)	5,045	5,048,027
Ardonagh Finco Ltd., 7.75%, 02/15/31 (Call 02/15/27)(a)	10,230	10,099,567
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (Call 02/15/27)(a)(b)	15,890	15,510,229
AssuredPartners Inc.
5.63%, 01/15/29 (Call 04/01/24)(a)	10,816	9,952,226
7.50%, 02/15/32 (Call 02/15/27)(a)(b)	3,730	3,665,583
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26), (5-year CMT + 3.796%)(a)(b)(d)	12,216	10,795,890
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 04/01/24)(a)(b)	9,761	9,773,201
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31 (Call 02/15/27)(a)	13,040	13,059,560
8.13%, 02/15/32 (Call 02/15/27)(a)	8,105	8,163,761
Hub International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(a)(b)	8,501	7,896,118
HUB International Ltd.
7.25%, 06/15/30 (Call 06/15/26)(a)(b)	53,531	54,670,675
7.38%, 01/31/32 (Call 01/31/27)(a)(b)	31,970	32,072,090
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30 (Call 03/15/26)(a)(b)	12,968	13,503,319
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26), (5-year CMT + 3.315%)(a)(b)(d)	8,406	7,346,844
4.30%, 02/01/61 (Call 02/01/26)(a)(b)	12,958	8,244,527
USI Inc./NY, 7.50%, 01/15/32 (Call 01/15/27)(a)	630	626,850

		345,016,381

Internet — 1.6%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 04/01/24)(a)(b)	15,988	13,671,818
6.13%, 12/01/28 (Call 04/01/24)(a)(b)	9,303	7,922,447
EquipmentShare.com Inc., 9.00%, 05/15/28
(Call 05/15/25)(a)(b)	19,330	19,848,396
Gen Digital Inc.
5.00%, 04/15/25 (Call 03/11/24)(a)	16,538	16,399,645
6.75%, 09/30/27 (Call 09/30/24)(a)(b)	15,076	15,151,380
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	9,807	10,019,223
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 04/01/24)(a)(b)	12,906	11,506,774
5.25%, 12/01/27 (Call 04/01/24)(a)	10,014	9,721,975
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	8,599	7,272,911

Security	Par (000)	Value

Internet (continued)
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	$8,672	$7,655,208
4.63%, 06/01/28 (Call 04/01/24)(a)(b)	8,908	8,379,310
5.00%, 12/15/27 (Call 04/01/24)(a)(b)	7,491	7,125,814
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29 (Call 04/01/24)(a)(b)	11,254	8,890,660
11.75%, 10/15/28 (Call 10/15/25)(a)(b)	10,384	11,263,858
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(b)(d)(g)	12,399	10,600,285
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(b)(d)(g)	16,723	12,108,756
11.25%, 02/15/27(a)	6,810	7,278,188
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	24,085	22,626,990
6.25%, 01/15/28 (Call 03/11/24)(a)(b)	8,925	8,954,482
7.50%, 09/15/27 (Call 03/21/24)(a)	17,611	18,001,829
8.00%, 11/01/26 (Call 04/01/24)(a)(b)	28,263	28,765,211

		263,165,160

Iron & Steel — 0.6%
ATI Inc., 7.25%, 08/15/30 (Call 08/15/26)(b)	6,980	7,149,352
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 04/01/24)(b)	8,110	8,027,400
6.75%, 03/15/26 (Call 04/01/24)(a)	15,824	15,942,680
6.75%, 04/15/30 (Call 04/15/26)(a)(b)	12,762	12,666,285
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)(b)	10,150	10,299,814
8.13%, 05/01/27 (Call 04/01/24)(a)	13,293	13,411,042
8.50%, 05/01/30 (Call 05/01/25)(a)(b)	10,409	10,712,903
9.25%, 10/01/28 (Call 10/01/25)(a)	17,534	18,408,282

		96,617,758

Leisure Time — 1.2%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	38,178	41,650,289
Life Time Inc.
5.75%, 01/15/26 (Call 04/01/24)(a)(b)	13,798	13,698,654
8.00%, 04/15/26 (Call 04/01/24)(a)(b)	9,905	9,990,315
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	23,577	23,075,989
5.88%, 02/15/27 (Call 03/11/24)(a)(b)	16,983	16,784,639
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	10,349	10,607,725
8.13%, 01/15/29 (Call 01/15/26)(a)(b)	13,177	13,877,107
8.38%, 02/01/28 (Call 02/01/25)(a)(b)	10,441	10,977,406
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	8,570	8,355,750
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 04/01/24)(a)(b)	13,513	13,224,328
7.00%, 02/15/29 (Call 04/02/24)(a)(b)	7,967	7,970,784
9.13%, 07/15/31 (Call 07/15/26)(a)	12,674	13,749,933
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 04/01/24)(a)(b)	11,029	10,597,215

		194,560,134

Lodging — 2.9%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 03/11/24)(b)	15,787	15,184,682
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	14,799	13,457,234
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)(b)	24,838	21,236,490
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	13,935	12,689,282
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	17,195	15,280,982
4.88%, 01/15/30 (Call 01/15/25)(b)	16,261	15,421,119

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
5.38%, 05/01/25 (Call 03/11/24)(a)	$8,609	$8,587,219
5.75%, 05/01/28 (Call 04/01/24)(a)(b)	9,387	9,360,870
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)(b)	8,325	7,341,490
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	13,613	12,607,680
6.63%, 01/15/32 (Call 01/15/27)(a)(b)	15,237	15,237,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 03/18/24)(b)	9,489	9,262,403
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(b)	1,334	1,275,304
3.50%, 08/18/26 (Call 06/18/26)(b)	2,443	2,298,594
3.90%, 08/08/29 (Call 05/08/29)(b)	5,981	5,416,932
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 04/02/24)(a)(b)	16,743	16,256,616
5.25%, 04/26/26 (Call 04/02/24)(a)(b)	9,211	8,865,587
5.38%, 12/04/29 (Call 12/04/24)(a)(b)	19,452	17,552,318
5.63%, 07/17/27 (Call 04/02/24)(a)(b)	10,522	10,003,403
5.75%, 07/21/28 (Call 04/02/24)(a)(b)	13,675	12,861,860
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 03/11/24)(a)(b)	11,901	11,230,855
5.25%, 06/18/25 (Call 03/11/24)(a)(b)	7,480	7,337,368
5.88%, 05/15/26 (Call 03/11/24)(a)(b)	12,779	12,550,214
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	7,148	6,924,625
4.75%, 10/15/28 (Call 07/15/28)(b)	12,494	11,742,656
5.50%, 04/15/27 (Call 01/15/27)(b)	11,331	11,121,931
5.75%, 06/15/25 (Call 03/15/25)(b)	9,526	9,499,327
6.75%, 05/01/25 (Call 04/01/24)	14,682	14,715,034
Station Casinos LLC
4.50%, 02/15/28 (Call 04/01/24)(a)(b)	11,011	10,295,947
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	8,795	7,802,044
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 04/01/24)(a)(b)	18,289	16,008,213
6.00%, 07/15/25 (Call 04/01/24)(a)(b)	6,711	6,606,098
6.50%, 01/15/28 (Call 04/01/24)(a)(b)	8,331	7,872,795
Travel & Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	11,129	10,192,161
6.00%, 04/01/27 (Call 01/01/27)	7,235	7,204,587
6.63%, 07/31/26 (Call 04/30/26)(a)	10,572	10,684,063
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)(b)	15,450	15,075,245
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(a)(b)	16,165	14,565,619
5.50%, 01/15/26 (Call 04/02/24)(a)(b)	16,489	15,994,990
5.50%, 10/01/27 (Call 04/02/24)(a)(b)	11,805	11,214,750
5.63%, 08/26/28 (Call 03/11/24)(a)(b)	22,639	21,265,492

		470,101,079

Machinery — 0.5%
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)	24,646	25,446,009
9.50%, 01/01/31 (Call 01/01/26)(a)(b)	8,497	9,129,007
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29 (Call 02/15/26)(a)(b)	9,372	9,575,351
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 03/11/24)(a)	11,272	11,252,838
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 04/01/24)(a)(b)	6,793	6,646,745

Security	Par (000)	Value

Machinery (continued)
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 04/01/24)(a)(b)	$26,393	$25,339,800

		87,389,750

Manufacturing — 0.2%
FXI Holdings Inc.
12.25%, 11/15/26 (Call 03/18/24)(a)(b)	8,721	8,546,580
12.25%, 11/15/26 (Call 04/01/24)(a)	13,466	13,196,680
Hillenbrand Inc., 5.75%, 06/15/25 (Call 03/11/24)(b)	6,735	6,693,638

		28,436,898

Media — 9.8%
Altice Financing SA
5.00%, 01/15/28 (Call 04/01/24)(a)(b)	19,288	17,057,053
5.75%, 08/15/29 (Call 08/15/24)(a)(b)	34,450	29,646,378
AMC Networks Inc.
4.25%, 02/15/29 (Call 03/11/24)(b)	16,963	10,983,543
4.75%, 08/01/25 (Call 04/01/24)(b)	13,140	12,532,275
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	48,326	38,914,048
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	32,211	24,125,717
4.50%, 08/15/30 (Call 02/15/25)(a)	44,189	36,694,988
4.50%, 05/01/32 (Call 05/01/26)(b)	46,620	36,829,800
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	28,159	21,717,927
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	49,716	42,258,600
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	19,177	15,485,428
5.00%, 02/01/28 (Call 03/18/24)(a)(b)	40,118	37,061,686
5.13%, 05/01/27 (Call 04/01/24)(a)(b)	52,050	49,187,250
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	24,506	22,164,890
5.50%, 05/01/26 (Call 04/01/24)(a)(b)	12,672	12,450,493
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	24,126	22,675,304
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	18,084	17,506,216
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)	16,963	11,980,119
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	17,682	13,173,090
4.50%, 11/15/31 (Call 11/15/26)(a)	25,183	18,657,455
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	38,293	21,109,016
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	7,901	4,315,131
5.38%, 02/01/28 (Call 04/01/24)(a)	16,827	14,665,993
5.50%, 04/15/27 (Call 04/01/24)(a)	21,657	19,434,450
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	36,858	21,613,763
6.50%, 02/01/29 (Call 03/11/24)(a)(b)	27,951	24,387,248
7.50%, 04/01/28 (Call 03/11/24)(a)(b)	16,849	11,954,366
11.25%, 05/15/28 (Call 05/15/25)(a)(b)	15,820	16,331,325
11.75%, 01/31/29 (Call 01/31/26)(a)	32,938	34,455,414
Directv Financing LLC, 8.88%, 02/01/30 (Call 02/01/26)(a)(b)	12,363	12,454,054
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 04/01/24)(a)	61,442	58,042,211
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	45,021	35,960,524
5.75%, 12/01/28 (Call 12/01/27)(a)	41,046	28,424,355
7.38%, 07/01/28 (Call 03/11/24)	16,060	7,829,250
7.75%, 07/01/26	33,419	21,293,474
5.13%, 06/01/29	24,789	10,758,426
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	67,753	38,882,115
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	12,868	8,235,520
5.38%, 11/15/31 (Call 11/15/26)(a)(b)	20,904	13,483,080

18	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.88%, 07/15/26 (Call 04/01/24)(a)	$11,662	$11,064,323
7.00%, 05/15/27 (Call 03/11/24)(a)(b)	12,742	11,471,440
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 04/01/24)(a)(b)	8,028	5,790,195
5.25%, 08/15/27 (Call 03/18/24)(a)(b)	12,166	9,018,048
6.38%, 05/01/26 (Call 03/18/24)	12,851	10,971,415
8.38%, 05/01/27 (Call 03/18/24)(b)	15,604	9,245,374
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	13,481	11,335,391
6.75%, 10/15/27 (Call 04/02/24)(a)	19,935	18,838,575
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)(b)	15,084	14,055,056
8.00%, 08/01/29 (Call 08/01/24)(a)(b)	12,598	11,495,675
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	15,665	14,239,994
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	10,170	9,452,100
Nexstar Media Inc.
4.75%, 11/01/28 (Call 03/11/24)(a)(b)	16,819	14,908,642
5.63%, 07/15/27 (Call 03/11/24)(a)	28,070	26,596,325
Paramount Global
6.25%, 02/28/57 (Call 02/28/27), (3-mo. LIBOR US + 3.899%)(b)(d)	10,847	8,922,051
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(b)(d)	16,884	14,646,870
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 04/01/24)(a)(b)	15,336	12,073,266
6.50%, 09/15/28 (Call 04/01/24)(a)(b)	16,742	8,057,088
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 04/01/24)(a)(b)	8,256	6,513,984
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 04/01/24)(a)(b)	8,100	6,686,550
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	12,658	9,218,189
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	8,449	6,083,280
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 04/01/24)(a)(b)	16,451	15,339,406
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	25,186	20,842,727
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	32,725	29,493,406
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	25,449	22,001,253
5.00%, 08/01/27 (Call 04/01/24)(a)(b)	23,932	22,867,794
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	20,628	19,513,630
Sunrise FinCo I BV, 4.88%, 07/15/31 (Call 07/15/26)(a)(b)	21,256	18,811,560
Sunrise HoldCo IV BV, 5.50%, 01/15/28 (Call 03/11/24)(a)(b)	8,510	8,230,081
TEGNA Inc.
4.63%, 03/15/28 (Call 04/01/24)(b)	16,779	15,164,021
4.75%, 03/15/26 (Call 04/01/24)(a)(b)	9,189	8,878,871
5.00%, 09/15/29 (Call 09/15/24)(b)	18,024	15,846,701
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 03/11/24)(a)	16,600	15,609,073
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	17,378	15,184,028
6.63%, 06/01/27 (Call 03/11/24)(a)(b)	25,623	24,822,281
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	14,815	14,322,072
8.00%, 08/15/28 (Call 08/15/25)(a)(b)	24,044	24,172,395
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	10,210	9,221,332
5.13%, 04/15/27 (Call 04/01/24)(a)(b)	8,784	8,592,838
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	16,389	14,154,032

Security	Par (000)	Value

Media (continued)
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	$15,296	$13,345,760
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	23,112	21,662,878
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 04/01/24)(a)(b)	9,485	8,743,070
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	25,721	21,994,027
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	7,744	6,622,591
6.00%, 01/15/27 (Call 04/02/24)(a)(b)	10,318	10,062,034
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	16,634	14,780,460

		1,565,694,127

Mining — 0.8%
Arsenal AIC Parent LLC, 11.50%, 10/01/31 (Call 10/01/26)(a)	759	834,900
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(b)	8,484	7,541,767
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	25,763	23,058,284
4.50%, 09/15/27 (Call 06/15/27)(a)	9,534	9,113,558
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	11,332	11,027,453
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	13,716	13,559,089
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	9,510	8,115,430
4.63%, 03/01/28 (Call 04/01/24)(a)(b)	8,758	8,079,255
Novelis Corp.
3.25%, 11/15/26 (Call 04/01/24)(a)	12,715	11,823,794
3.88%, 08/15/31 (Call 08/15/26)(a)	11,942	10,090,990
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	27,218	24,899,367

		128,143,887

Miscellaneous – Manufacturing — 0.0%
Hillenbrand Inc., 6.25%, 02/15/29 (Call 02/15/26)	3,559	3,559,712

Office & Business Equipment — 0.1%
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	11,835	11,642,681
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	12,799	11,578,488

		23,221,169

Oil & Gas — 6.3%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	9,750	9,302,841
7.63%, 02/01/29 (Call 04/01/24)(a)(b)	6,307	6,496,210
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	6,896	6,375,076
7.00%, 11/01/26 (Call 04/01/24)(a)(b)	10,097	10,087,913
8.25%, 12/31/28 (Call 04/01/24)(a)(b)	8,577	8,706,284
Baytex Energy Corp.
8.50%, 04/30/30 (Call 04/30/26)(a)	13,722	14,258,873
8.75%, 04/01/27 (Call 04/01/24)(a)(b)	8,141	8,449,381
Callon Petroleum Co.
7.50%, 06/15/30 (Call 06/15/25)(a)(b)	9,565	10,079,119
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	10,376	10,837,720
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 04/01/24)(a)(b)	7,345	7,388,202
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 04/01/24)(a)	6,971	6,899,973

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.88%, 02/01/29 (Call 04/01/24)(a)(b)	$7,461	$7,355,147
6.75%, 04/15/29 (Call 04/15/24)(a)(b)	15,967	16,026,876
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 04/01/24)(a)	10,129	10,179,645
7.00%, 06/15/25 (Call 04/01/24)(a)(b)	17,419	17,398,881
8.38%, 01/15/29 (Call 10/15/25)(a)	19,135	20,093,267
Civitas Resources Inc.
5.00%, 10/15/26 (Call 04/01/24)(a)(b)	6,907	6,692,054
8.38%, 07/01/28 (Call 07/01/25)(a)(b)	22,284	23,335,972
8.63%, 11/01/30 (Call 11/01/26)(a)(b)	16,522	17,678,540
8.75%, 07/01/31 (Call 07/01/26)(a)(b)	23,849	25,358,165
CNX Resources Corp.
6.00%, 01/15/29 (Call 04/01/24)(a)(b)	8,754	8,427,293
7.25%, 03/01/32 (Call 03/01/27)(a)(b)	5,660	5,639,398
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	8,923	9,001,787
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	16,546	14,481,556
6.75%, 03/01/29 (Call 03/18/24)(a)(b)	20,100	18,542,250
Crescent Energy Finance LLC
7.25%, 05/01/26 (Call 04/01/24)(a)	13,077	13,018,807
9.25%, 02/15/28 (Call 02/15/25)(a)(b)	17,457	18,296,551
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)(b)	6,491	6,361,180
5.63%, 10/15/25 (Call 04/01/24)(a)	19,738	19,656,482
CVR Energy Inc.
5.75%, 02/15/28 (Call 03/18/24)(a)(b)	6,912	6,415,788
8.50%, 01/15/29 (Call 01/15/26)(a)	10,289	10,314,722
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 04/01/24)(a)(b)	17,203	17,342,344
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(a)	10,137	9,528,421
5.38%, 03/30/28 (Call 09/30/27)(a)	10,133	9,103,183
5.88%, 03/30/31 (Call 09/30/30)(a)	11,150	9,546,748
8.50%, 09/30/33 (Call 09/30/29)(h)	12,157	11,738,596
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 04/01/24)(a)(b)	9,788	9,499,297
6.00%, 04/15/30 (Call 04/15/25)(a)	7,661	7,422,743
6.00%, 02/01/31 (Call 02/01/26)(a)(b)	9,487	9,151,488
6.25%, 11/01/28 (Call 04/01/24)(a)	10,412	10,343,159
6.25%, 04/15/32 (Call 05/15/27)(a)(b)	8,478	8,202,465
8.38%, 11/01/33 (Call 11/01/28)(a)(b)	10,128	10,868,762
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)	10,667	10,454,205
6.50%, 06/30/27 (Call 12/30/26)(a)	10,107	9,694,208
6.75%, 06/30/30 (Call 12/30/29)(a)	9,726	8,887,192
Matador Resources Co.
5.88%, 09/15/26 (Call 03/18/24)(b)	11,135	11,025,785
6.88%, 04/15/28 (Call 04/15/25)(a)(b)	8,856	9,031,902
MEG Energy Corp.
5.88%, 02/01/29 (Call 03/11/24)(a)(b)	10,625	10,359,375
7.13%, 02/01/27 (Call 04/01/24)(a)(b)	9,923	10,076,972
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 04/01/24)(a)(b)	11,237	11,181,330
10.50%, 05/15/27 (Call 04/01/24)(a)	9,216	9,454,588
Murphy Oil Corp., 5.88%, 12/01/27 (Call 03/18/24)(b)	7,091	7,024,777
Nabors Industries Inc.
7.38%, 05/15/27 (Call 05/15/24)(a)(b)	11,981	11,931,159
9.13%, 01/31/30 (Call 05/31/26)(a)(b)	10,623	10,890,346

Security	Par (000)	Value

Oil & Gas (continued)
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 04/01/24)(a)(b)	$9,903	$9,754,354
Northern Oil and Gas Inc.
8.13%, 03/01/28 (Call 04/01/24)(a)	11,898	12,043,060
8.75%, 06/15/31 (Call 06/15/26)(a)(b)	8,540	8,892,275
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)	13,604	12,430,655
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	13,038	11,844,501
5.88%, 07/15/27 (Call 04/01/24)(a)(b)	7,695	7,541,100
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 04/01/24)	13,568	13,194,880
7.88%, 09/15/30 (Call 09/15/26)(a)(b)	8,683	8,878,368
Permian Resources Operating LLC
5.88%, 07/01/29 (Call 07/01/24)(a)(b)	11,303	11,046,003
7.00%, 01/15/32 (Call 01/15/27)(a)(b)	16,547	16,989,798
8.00%, 04/15/27 (Call 04/15/24)(a)	12,406	12,800,519
9.88%, 07/15/31 (Call 07/15/26)(a)(b)	9,576	10,621,444
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	7,879	7,310,235
4.88%, 05/15/25 (Call 02/15/25)(b)	13,495	13,340,463
8.25%, 01/15/29 (Call 03/18/24)(b)	11,302	11,771,739
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	6,413	6,421,016
6.63%, 01/15/27 (Call 04/01/24)(b)	6,849	6,821,330
6.75%, 09/15/26 (Call 04/01/24)(b)	6,791	6,774,492
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	19,267	17,492,548
5.38%, 02/01/29 (Call 03/18/24)	10,339	9,977,135
5.38%, 03/15/30 (Call 03/15/25)(b)	20,755	19,821,025
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(b)	13,433	12,418,876
4.50%, 04/30/30 (Call 04/30/25)(b)	13,451	12,235,787
5.88%, 03/15/28 (Call 04/01/24)	5,613	5,556,870
6.00%, 04/15/27 (Call 04/01/24)(b)	8,622	8,590,099
7.00%, 09/15/28 (Call 09/15/25)(a)(b)	8,597	8,798,084
Talos Production Inc.
9.00%, 02/01/29 (Call 02/01/26)(a)	3,249	3,321,128
9.38%, 02/01/31 (Call 02/01/27)(a)(b)	6,551	6,775,372
Transocean Inc.
7.50%, 01/15/26 (Call 03/11/24)(a)(b)	9,268	9,191,581
8.00%, 02/01/27 (Call 03/11/24)(a)(b)	9,811	9,560,819
8.75%, 02/15/30 (Call 02/15/26)(a)(b)	17,617	18,169,719
11.50%, 01/30/27 (Call 03/11/24)(a)(b)	14,081	14,714,645
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 04/02/24)(a)(b)	6,011	5,994,150
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	9,349	9,617,784
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(a)(b)	18,696	19,204,297
Vital Energy Inc.
9.75%, 10/15/30 (Call 10/15/26)(b)	8,479	9,074,395
10.13%, 01/15/28 (Call 04/01/24)(b)	11,506	12,009,387

		1,006,914,931

Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/24)(a)	12,964	12,688,220
6.88%, 04/01/27 (Call 04/01/24)(a)(b)	8,426	8,409,124
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 04/01/26 (Call 04/01/24)	10,741	10,727,574

20	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
6.88%, 09/01/27 (Call 04/01/24)	$13,136	$13,084,550
Weatherford International Ltd., 8.63%, 04/30/30
(Call 10/30/24)(a)(b)	28,117	29,092,660

		74,002,128

Packaging & Containers — 3.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)(b)	9,310	8,063,857
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	17,016	13,825,500
6.00%, 06/15/27 (Call 06/15/24)(a)(b)	10,089	9,910,571
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 03/11/24)(a)(b)	19,645	18,122,512
5.25%, 04/30/25 (Call 04/01/24)(a)(b)	13,952	13,812,480
5.25%, 08/15/27 (Call 04/01/24)(a)(b)	30,869	22,305,424
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	21,568	18,245,387
3.13%, 09/15/31 (Call 06/15/31)(b)	14,211	11,949,319
4.88%, 03/15/26 (Call 12/15/25)	14,020	13,883,089
5.25%, 07/01/25(b)	17,867	17,867,298
6.00%, 06/15/29 (Call 05/15/26)(b)	15,863	15,957,187
6.88%, 03/15/28 (Call 11/15/24)(b)	11,737	12,032,626
Berry Global Inc., 5.63%, 07/15/27
(Call 04/01/24)(a)(b)	6,449	6,374,030
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	9,738	9,671,051
8.75%, 04/15/30 (Call 04/15/25)(a)(b)	18,384	17,510,148
Crown Americas LLC, 5.25%, 04/01/30
(Call 01/01/30)(b)	8,280	7,975,296
Crown Americas LLC/Crown Americas Capital
Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	5,743	5,525,010
Crown Americas LLC/Crown Americas Capital
Corp. VI, 4.75%, 02/01/26 (Call 04/01/24)(b)	13,048	12,760,944
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	7,466	6,850,511
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	8,246	7,345,949
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	8,167	7,308,590
6.75%, 07/15/26 (Call 03/11/24)(a)	11,496	11,253,262
8.25%, 11/01/29 (Call 11/01/24)(a)(b)	7,745	6,523,304
10.50%, 07/15/27 (Call 03/11/24)(a)(b)	11,889	11,521,762
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(a)(b)	47,802	48,480,980
9.25%, 04/15/27 (Call 10/15/24)(a)(b)	22,996	22,334,865
OI European Group BV, 4.75%, 02/15/30
(Call 11/15/24)(a)(b)	6,603	6,078,722
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (Call 04/01/24)(a)(b)	11,475	11,481,737
7.25%, 05/15/31 (Call 05/15/26)(a)(b)	11,603	11,763,469
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc.
4.00%, 10/15/27 (Call 04/01/24)(a)(b)	17,269	16,086,073
4.38%, 10/15/28 (Call 10/15/24)(a)(b)	8,744	8,135,502
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	7,389	6,894,998
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	7,156	6,811,618
5.50%, 09/15/25 (Call 06/15/25)(a)	4,436	4,424,910
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (Call 02/01/25)(a)(b)	12,725	12,701,557
7.25%, 02/15/31 (Call 11/15/26)(a)(b)	6,732	6,937,259

Security	Par (000)	Value

Packaging & Containers (continued)
Silgan Holdings Inc., 4.13%, 02/01/28
(Call 03/18/24)(b)	$9,293	$8,717,763
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 04/02/24)(a)(b)	16,890	16,467,750
8.50%, 08/15/27 (Call 03/11/24)(a)(b)	12,570	12,255,750

		486,168,060

Pharmaceuticals — 2.6%
AdaptHealth LLC
4.63%, 08/01/29 (Call 04/01/24)(a)	8,268	6,883,110
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	9,857	8,242,916
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 04/01/24)(a)(b)	10,921	6,224,970
9.25%, 04/01/26 (Call 04/01/24)(a)	12,991	12,156,775
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	26,393	15,044,010
5.00%, 01/30/28 (Call 03/18/24)(a)(b)	7,655	3,460,300
5.00%, 02/15/29 (Call 03/11/24)(a)(b)	8,004	3,596,464
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	11,921	5,195,001
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	6,734	2,929,290
5.50%, 11/01/25 (Call 04/01/24)(a)(b)	28,452	26,412,441
5.75%, 08/15/27 (Call 03/18/24)(a)(b)	8,813	5,359,899
6.13%, 02/01/27 (Call 04/01/24)(a)(b)	16,684	10,725,727
6.25%, 02/15/29 (Call 03/11/24)(a)(b)	13,032	6,032,730
9.00%, 12/15/25 (Call 04/01/24)(a)(b)	15,799	14,976,188
11.00%, 09/30/28(a)(b)	29,115	19,579,838
14.00%, 10/15/30 (Call 10/15/25)(a)	3	1,755
Herbalife Nutrition Ltd./HLF Financing Inc.,
7.88%, 09/01/25 (Call 04/01/24)(a)	9,546	9,283,485
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	10,829	7,742,735
Jazz Securities DAC, 4.38%, 01/15/29
(Call 07/15/24)(a)(b)	24,289	22,427,248
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)(b)	34,820	31,898,021
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	33,408	28,584,720
Owens & Minor Inc.
4.50%, 03/31/29 (Call 04/01/24)(a)(b)	7,909	7,066,197
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	8,689	8,410,083
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	10,232	9,873,880
4.65%, 06/15/30 (Call 03/15/30)(b)	12,765	11,411,910
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	9,317	8,047,559
5.13%, 01/15/28 (Call 04/01/24)(a)(b)	6,486	6,275,205
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	56,924	52,728,701
4.75%, 05/09/27 (Call 02/09/27)(b)	15,930	15,185,543
5.13%, 05/09/29 (Call 02/09/29)(b)	16,687	15,769,215
6.75%, 03/01/28 (Call 12/01/27)(b)	19,810	20,044,748
7.13%, 01/31/25 (Call 10/31/24)(b)	901	906,091
7.88%, 09/15/29 (Call 06/15/29)(b)	10,922	11,623,629
8.13%, 09/15/31 (Call 06/15/31)(b)	8,173	8,837,365

		422,937,749

Pipelines — 5.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	12,992	12,371,284

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.75%, 03/01/27 (Call 03/18/24)(a)(b)	$9,713	$9,498,620
5.75%, 01/15/28 (Call 03/18/24)(a)(b)	10,466	10,247,596
6.63%, 02/01/32 (Call 02/01/27)(a)	10,075	10,033,226
7.88%, 05/15/26 (Call 03/18/24)(a)	9,370	9,566,301
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	10,608	10,037,820
4.13%, 03/01/25 (Call 02/01/25)(a)(b)	9,601	9,418,977
4.13%, 12/01/27 (Call 09/01/27)(b)	6,106	5,663,315
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	8,914	8,322,155
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (Call 06/15/26)(a)(b)	23,063	21,488,383
7.50%, 12/15/33 (Call 12/15/28)(a)	8,351	8,513,928
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	18,184	16,615,630
4.38%, 06/15/31 (Call 06/15/26)(a)(b)	16,368	14,754,389
Energy Transfer LP, 8.00%, 05/15/54
(Call 02/15/29), (5-year CMT + 4.020%)(b)(d)	13,776	14,313,264
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(b)	8,621	8,350,732
5.63%, 01/15/28 (Call 07/15/27)(a)	8,776	8,649,187
6.50%, 09/01/30 (Call 03/01/30)(a)(b)	17,746	18,189,650
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	6,294	6,159,718
4.85%, 07/15/26 (Call 04/15/26)	7,216	7,064,382
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)(b)	8,359	8,017,051
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	12,795	11,983,775
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	18,379	17,104,049
5.50%, 07/15/28 (Call 04/15/28)(b)	14,375	14,109,494
6.00%, 07/01/25 (Call 04/01/25)(a)(b)	5,457	5,450,179
6.38%, 04/01/29 (Call 04/01/26)(a)	4,375	4,388,563
6.50%, 07/01/27 (Call 01/01/27)(a)	15,117	15,268,170
7.50%, 06/01/27 (Call 06/01/24)(a)(b)	8,405	8,604,254
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	8,390	8,920,128
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28 (Call 04/01/24)	10,863	10,863,000
8.00%, 01/15/27 (Call 04/01/24)(b)	17,069	17,186,776
8.25%, 01/15/29 (Call 01/15/26)(b)	10,304	10,468,516
8.88%, 04/15/30 (Call 04/15/26)(b)	8,297	8,608,138
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27 (Call 03/18/24)(b)	6,847	6,851,357
8.25%, 01/15/32 (Call 01/15/27)(a)	7,454	7,646,462
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	12,491	11,352,786
5.13%, 06/15/28 (Call 04/01/24)(a)	8,699	8,351,040
5.50%, 10/15/30 (Call 10/15/25)(a)(b)	7,051	6,775,825
5.63%, 02/15/26 (Call 04/01/24)(a)	12,184	12,019,150
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)(b)	19,917	17,726,130
Kinetik Holdings LP
5.88%, 06/15/30 (Call 06/15/25)(a)(b)	17,416	16,980,600
6.63%, 12/15/28 (Call 12/15/25)(a)(b)	13,948	14,122,350
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 04/01/24)(a)(b)	25,091	24,150,087
6.75%, 09/15/25 (Call 03/21/24)(a)(b)	21,547	21,412,331
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (Call 02/15/26)(a)	12,490	12,583,675
8.38%, 02/15/32 (Call 02/15/27)(a)(b)	19,306	19,658,334

Security	Par (000)	Value

Pipelines (continued)
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	$10,387	$10,272,743
5.75%, 10/01/25 (Call 07/01/25)	9,750	9,687,166
6.00%, 06/01/26 (Call 03/01/26)(b)	7,983	7,902,970
6.38%, 10/01/30 (Call 04/01/30)(b)	9,999	10,008,199
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)(b)	7,627	7,376,028
4.95%, 07/15/29 (Call 04/15/29)(a)	9,012	8,430,778
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 04/01/24)(a)	12,197	11,579,412
6.00%, 03/01/27 (Call 04/01/24)(a)	7,299	7,194,859
6.00%, 12/31/30 (Call 12/31/25)(a)	12,252	11,415,213
6.00%, 09/01/31 (Call 09/01/26)(a)(b)	8,139	7,485,845
7.38%, 02/15/29 (Call 02/15/26)(a)(b)	13,055	13,012,702
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	20,907	17,532,466
6.25%, 01/15/30 (Call 10/15/29)(a)(b)	17,166	17,142,414
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	21,455	19,229,044
4.13%, 08/15/31 (Call 02/15/31)(a)	20,475	17,959,896
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(a)(b)	38,540	39,166,275
8.38%, 06/01/31 (Call 06/01/26)(a)(b)	36,157	36,572,805
9.50%, 02/01/29 (Call 11/01/28)(a)	48,693	51,894,565
9.88%, 02/01/32 (Call 02/01/27)(a)(b)	32,628	34,340,970

		868,065,127

Real Estate — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(a)(b)	10,092	9,145,552
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (Call 04/01/24)(a)(b)	10,783	10,607,776
8.88%, 09/01/31 (Call 09/01/26)(a)(b)	6,874	7,170,201
HAT Holdings I LLC/HAT Holdings II LLC,
8.00%, 06/15/27 (Call 03/15/27)(a)(b)	12,647	13,137,071
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 03/18/24)(a)(b)	10,462	9,279,406
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	10,695	9,104,867
5.38%, 08/01/28 (Call 04/01/24)(a)(b)	12,493	11,782,273
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 04/01/24)(b)	9,805	7,976,466
4.75%, 02/01/30 (Call 09/01/24)(b)	10,108	7,997,955
5.00%, 03/01/31 (Call 03/01/26)(b)	9,777	7,601,618
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	7,246	5,075,714
5.75%, 01/15/29 (Call 03/18/24)(a)(b)	9,716	7,111,140

		105,990,039

Real Estate Investment Trusts — 3.8%
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)(b)	7,418	6,536,463
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 04/01/24)(a)	12,449	10,943,293
5.75%, 05/15/26 (Call 03/11/24)(a)(b)	15,485	14,935,950
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(b)	8,547	6,496,864
4.75%, 02/15/28 (Call 08/15/27)(b)	8,277	6,568,206
9.75%, 06/15/25 (Call 03/18/24)	9,202	9,167,493

22	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	$16,101	$15,034,309
6.00%, 04/15/25 (Call 04/01/24)(a)(b)	7,717	7,667,220
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(b)	6,450	4,802,412
3.95%, 11/01/27 (Call 08/01/27)(b)	7,254	6,265,643
4.65%, 04/01/29 (Call 01/01/29)(b)	8,335	6,938,888
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	18,742	16,586,670
4.88%, 09/15/27 (Call 03/11/24)(a)(b)	15,696	15,051,323
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	16,193	15,058,842
5.00%, 07/15/28 (Call 03/11/24)(a)(b)	8,767	8,306,941
5.25%, 03/15/28 (Call 03/11/24)(a)	14,525	13,996,290
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	20,770	19,441,135
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	10,104	9,388,940
7.00%, 02/15/29 (Call 08/15/25)(a)(b)	17,341	17,601,982
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)(b)	12,363	11,052,646
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 04/01/24)(a)(b)	10,603	9,783,329
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	11,147	9,990,367
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	21,853	14,666,859
4.63%, 08/01/29 (Call 08/01/24)(b)	14,424	10,739,065
5.00%, 10/15/27 (Call 04/01/24)(b)	23,214	19,064,497
5.25%, 08/01/26 (Call 04/01/24)(b)	9,456	8,403,682
Office Properties Income Trust
3.45%, 10/15/31 (Call 07/15/31)(b)	7,114	2,950,963
4.50%, 02/01/25 (Call 11/01/24)	9,940	8,051,400
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	12,187	11,217,503
5.88%, 10/01/28 (Call 04/01/24)(a)	12,739	12,399,655
7.50%, 06/01/25 (Call 04/01/24)(a)	12,356	12,384,419
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 04/01/24)(a)(b)	9,470	8,807,289
4.75%, 10/15/27 (Call 04/01/24)(b)	12,724	12,159,818
7.25%, 07/15/28 (Call 07/15/25)(a)(b)	6,960	7,115,974
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 04/01/24)(a)(b)	7,580	7,143,392
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	8,767	7,635,443
SBA Communications Corp.
3.13%, 02/01/29 (Call 04/01/24)(b)	24,680	21,846,736
3.88%, 02/15/27 (Call 03/11/24)(b)	25,170	23,736,568
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	6,643	5,605,031
4.38%, 02/15/30 (Call 08/15/29)(b)	6,618	5,096,341
4.75%, 10/01/26 (Call 08/01/26)	7,018	6,491,650
4.95%, 02/15/27 (Call 08/15/26)(b)	6,859	6,288,657
4.95%, 10/01/29 (Call 07/01/29)(b)	6,552	5,368,119
5.50%, 12/15/27 (Call 09/15/27)(b)	8,349	7,848,060
7.50%, 09/15/25 (Call 06/15/25)	13,179	13,348,877
8.63%, 11/15/31 (Call 11/15/26)(a)(b)	17,202	18,148,110
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)(b)	6,431	5,996,908
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	8,215	7,701,563
4.75%, 03/15/25 (Call 09/15/24)(b)	10,045	9,892,919

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)(b)	$12,135	$8,743,510
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	9,154	7,971,419
6.50%, 02/15/29 (Call 03/11/24)(a)(b)	18,696	14,302,440
10.50%, 02/15/28 (Call 09/15/25)(a)	41,959	43,427,565
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	8,384	7,729,713
6.38%, 08/15/25 (Call 03/11/24)(a)(b)	8,024	8,018,584

		611,917,935

Retail — 5.0%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 03/11/24)(a)(b)	13,386	12,076,180
3.88%, 01/15/28 (Call 04/01/24)(a)(b)	27,645	25,767,904
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	47,005	41,305,644
4.38%, 01/15/28 (Call 04/01/24)(a)	13,092	12,290,459
5.75%, 04/15/25 (Call 04/01/24)(a)(b)	7,991	7,969,584
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/11/24)(b)	6,416	5,991,366
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	14,227	12,964,354
4.75%, 03/01/30 (Call 03/01/25)(b)	7,482	6,816,684
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	9,670	8,595,663
Bath & Body Works Inc.
5.25%, 02/01/28(b)	8,319	8,076,335
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	16,604	16,682,039
7.50%, 06/15/29 (Call 06/15/24)(b)	6,988	7,196,916
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/24), (8.50% PIK)(a)(c)	579	556,969
Beacon Roofing Supply Inc., 6.50%, 08/01/30 (Call 08/01/26)(a)(b)	10,402	10,458,605
Carvana Co.
12.00%, 12/01/28 (Call 08/15/24), (12.00% PIK)(a)(c)	11,482	10,991,800
13.00%, 06/01/30 (Call 08/15/25), (13.00% PIK)(a)(b)(c)	17,515	16,371,270
14.00%, 06/01/31 (Call 08/15/28), (14.00% PIK)(a)(b)(c)	15,365	14,945,996
eG Global Finance PLC, 12.00%, 11/30/28 (Call 05/30/26)(a)(b)	19,021	20,033,868
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/24)(a)(b)	11,280	11,167,426
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	13,894	13,181,932
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)(b)	16,357	14,863,169
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	20,899	18,417,244
FirstCash Inc.
4.63%, 09/01/28 (Call 04/01/24)(a)(b)	7,796	7,218,526
5.63%, 01/01/30 (Call 01/01/25)(a)(b)	9,746	9,235,797
6.88%, 03/01/32 (Call 03/01/27)(a)	9,925	9,838,156
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	12,538	10,594,610
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	12,294	9,905,891
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29 (Call 01/15/26)(a)	9,002	8,574,405
8.75%, 01/15/32 (Call 01/15/27)(a)	9,125	8,643,656
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 04/01/24)(a)	10,722	10,463,023

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)(b)	$8,998	$7,080,785
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 04/01/24)(a)(b)	13,312	12,061,504
LCM Investments Holdings II LLC
4.88%, 05/01/29 (Call 05/01/24)(a)(b)	16,538	14,865,595
8.25%, 08/01/31 (Call 08/01/26)(a)(b)	13,656	13,975,399
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	13,503	12,051,427
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	8,923	7,900,246
4.63%, 12/15/27 (Call 04/01/24)(a)(b)	6,452	6,148,158
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	8,014	7,713,475
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	7,091	6,640,832
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	7,256	6,758,833
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 03/11/24)(a)(b)	14,295	11,096,494
7.88%, 05/01/29 (Call 05/01/24)(a)(b)	21,830	14,111,130
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	8,335	7,146,471
4.75%, 09/15/29 (Call 09/15/24)(b)	8,058	7,549,580
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/24)(a)(b)	18,274	17,931,362
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	7,306	6,127,908
4.38%, 04/01/30 (Call 01/01/30)(b)	8,087	7,144,865
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 03/11/24)	7,266	7,048,020
3.75%, 06/15/29 (Call 06/15/24)(b)	8,844	7,861,579
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 04/01/24)(a)(b)	20,331	19,059,587
7.75%, 02/15/29 (Call 04/01/24)(a)(b)	19,033	18,797,942
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	7,742	6,358,118
4.45%, 02/15/25 (Call 11/15/24)(b)	4,575	4,443,469
4.75%, 02/15/27 (Call 11/15/26)(b)	9,662	8,682,950
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	11,099	9,788,393
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	8,864	7,617,456
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)(b)	11,140	10,360,200
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	14,593	13,535,007
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	7,726	7,204,495
Staples Inc.
7.50%, 04/15/26 (Call 04/01/24)(a)	33,353	31,977,189
10.75%, 04/15/27 (Call 04/01/24)(a)(b)	17,294	15,824,010
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)	10,776	9,715,238
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(b)	8,947	7,688,020
3.45%, 06/01/26 (Call 03/01/26)(b)	18,490	17,627,845
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	17,866	15,704,661
4.63%, 01/31/32 (Call 10/01/26)(b)	17,526	16,084,486
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	13,133	12,463,874
5.38%, 04/01/32 (Call 04/01/27)(b)	16,631	15,981,393

		801,323,467

Semiconductors — 0.3%
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	6,281	5,556,864

Security	Par (000)	Value

Semiconductors (continued)
4.38%, 04/15/28 (Call 03/11/24)(a)(b)	$6,932	$6,494,128
4.75%, 04/15/29 (Call 01/15/29)(a)	26,550	25,023,375
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	14,045	13,780,486

		50,854,853

Software — 2.3%
AthenaHealth Group Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	38,856	34,839,650
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)(b)	12,648	12,777,642
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29 (Call 06/15/25)(a)	11,720	12,060,108
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)	15,603	14,207,468
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	15,628	14,184,754
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(a)	64,970	60,553,203
9.00%, 09/30/29 (Call 09/30/25)(a)(b)	62,599	58,396,103
Fair Isaac Corp.
4.00%, 06/15/28 (Call 03/18/24)(a)(b)	14,940	13,865,814
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	6,271	6,185,035
Open Text Corp.
3.88%, 02/15/28 (Call 04/01/24)(a)(b)	14,635	13,439,821
3.88%, 12/01/29 (Call 12/01/24)(a)(b)	13,368	11,825,333
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	15,001	13,219,631
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	11,127	9,548,969
PTC Inc.
3.63%, 02/15/25 (Call 04/01/24)(a)	1,857	1,812,896
4.00%, 02/15/28 (Call 04/01/24)(a)	3,954	3,678,456
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	16,815	14,730,781
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 04/01/24)(a)	31,762	30,928,247
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	8,729	7,780,158
3.88%, 03/15/31 (Call 03/15/26)(b)	8,797	7,659,116
UKG Inc., 6.88%, 02/01/31 (Call 02/01/27)(a)	2,670	2,697,768
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 04/01/24)(a)	33,620	30,846,350

		375,237,303

Telecommunications — 5.0%
Altice France Holding SA
6.00%, 02/15/28 (Call 04/02/24)(a)(b)	17,522	8,821,232
10.50%, 05/15/27 (Call 03/11/24)(a)(b)	25,841	16,834,489
Altice France SA/France
5.13%, 01/15/29 (Call 04/02/24)(a)	8,008	6,085,616
5.13%, 07/15/29 (Call 04/15/24)(a)	40,313	30,451,473
5.50%, 01/15/28 (Call 03/11/24)(a)	17,676	14,437,960
5.50%, 10/15/29 (Call 10/15/24)(a)(b)	33,434	25,326,255
8.13%, 02/01/27 (Call 03/11/24)(a)	28,791	26,452,376
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26), (5-year CMT + 2.985%)(a)(b)(d)	7,598	7,135,472
4.88%, 11/23/81 (Call 08/23/31), (5-year CMT + 3.493%)(a)(b)(d)	8,801	7,754,201
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 03/11/24)(a)(b)	21,453	20,224,816
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)	21,659	14,836,415

24	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
6.00%, 03/01/26 (Call 04/01/24)(a)	$25,040	$22,786,400
7.13%, 07/01/28 (Call 04/01/24)(a)	10,940	4,376,000
8.25%, 03/01/27 (Call 04/01/24)(a)(b)	15,640	6,849,762
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/11/24)(a)(b)	12,220	4,292,275
6.00%, 06/15/25 (Call 03/11/24)(a)(b)	21,385	17,428,775
Connect Finco Sarl/Connect U.S. Finco LLC,
6.75%, 10/01/26 (Call 03/11/24)(a)(b)	34,627	33,977,744
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 03/11/24)(a)(b)	6,446	5,304,813
6.50%, 10/01/28 (Call 03/11/24)(a)(b)	13,085	11,281,518
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	24,853	22,989,025
5.88%, 10/15/27 (Call 04/01/24)(a)	18,214	17,612,938
5.88%, 11/01/29 (Call 11/01/24)(b)	12,465	10,675,755
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	16,566	14,163,930
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	16,724	15,020,242
8.63%, 03/15/31 (Call 03/15/26)(a)	11,779	11,926,237
8.75%, 05/15/30 (Call 05/15/25)(a)	20,593	21,004,860
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	12,151	10,410,764
6.63%, 08/01/26(b)	13,107	8,649,801
Iliad Holding SASU
6.50%, 10/15/26 (Call 03/11/24)(a)	19,873	19,652,608
7.00%, 10/15/28 (Call 10/15/24)(a)	15,933	15,753,563
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)(b)	50,198	46,782,026
Level 3 Financing Inc.
3.40%, 03/01/27	8,793	8,968,860
3.63%, 01/15/29	10,393	6,079,905
3.75%, 07/15/29	11,994	7,016,490
3.88%, 11/15/29	9,277	9,555,310
4.25%, 07/01/28	15,456	9,505,440
4.63%, 09/15/27	12,864	8,297,280
10.50%, 05/15/30	11,847	12,183,653
11.00%, 11/15/29(i)	21,280	21,492,267
Lumen Technologies Inc.
4.00%, 02/15/27	15,900	9,619,500
4.50%, 01/15/29 (Call 03/11/24)(a)	5,172	1,629,180
5.13%, 12/15/26	5,205	3,474,338
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)(d)	13,166	12,540,483
Viasat Inc., 7.50%, 05/30/31
(Call 05/30/26)(a)(b)	13,342	9,372,755
ViaSat Inc.
5.63%, 09/15/25 (Call 03/11/24)(a)	12,075	11,682,562
5.63%, 04/15/27 (Call 03/11/24)(a)(b)	11,215	10,528,081
6.50%, 07/15/28 (Call 04/01/24)(a)(b)	6,137	4,545,369
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	22,686	19,279,470
4.75%, 07/15/31 (Call 07/15/26)(a)(b)	23,911	20,707,643
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(b)(d)	7,884	7,328,069
4.13%, 06/04/81 (Call 03/04/31), (5-year CMT + 2.767%)(b)(d)	16,860	14,430,938
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(d)	33,302	34,107,908

Security	Par (000)	Value

Telecommunications (continued)
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 04/01/24)(a)(b)	$22,967	$21,444,058
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 04/01/24)(a)(b)	24,764	20,627,174
6.13%, 03/01/28 (Call 04/01/24)(a)(b)	17,967	13,768,112

		797,484,186

Transportation — 0.1%
XPO Inc.
7.13%, 06/01/31 (Call 06/01/26)(a)(b)	7,722	7,881,631
7.13%, 02/01/32 (Call 02/01/27)(a)(b)	9,740	9,898,275

		17,779,906

Trucking & Leasing — 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. SOFR + 4.562%)(a)(b)(d)	8,239	8,160,647
Fortress Transportation and Infrastructure Investors LLC
7.88%, 12/01/30 (Call 12/01/26)(a)(b)	9,225	9,663,188
5.50%, 05/01/28 (Call 05/01/24)(a)	17,421	16,680,607
6.50%, 10/01/25 (Call 04/01/24)(a)	11,602	11,594,592
9.75%, 08/01/27 (Call 03/11/24)(a)(b)	7,671	7,922,609

		54,021,643

Total Long-Term Investments — 98.2% (Cost: $16,808,001,966)		15,712,099,970

	Shares

Short-Term Securities

Money Market Funds — 20.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(j)(k)(l)	3,143,072,297	3,144,643,833
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(j)(k)	132,290,000	132,290,000

Total Short-Term Securities — 20.5% (Cost: $3,275,502,815)		3,276,933,833

Total Investments — 118.7% (Cost: $20,083,504,781)		18,989,033,803

Liabilities in Excess of Other Assets — (18.7)%		(2,988,733,683)

Net Assets — 100.0%		$16,000,300,120

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Affiliate of the Fund.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ High Yield Corporate Bond ETF

(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu-tional, SL Agency Shares	$2,768,669,414	$376,305,494	(a)	$—	$410,129	$(741,204)	$3,144,643,833	3,143,072,297	$18,993,509	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	93,650,000	38,640,000	(a)	—	—	—	132,290,000	132,290,000	3,327,088		—

					$410,129	$(741,204)	$3,276,933,833		$22,320,597		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$15,690,607,703	$21,492,267	$15,712,099,970
Short-Term Securities
Money Market Funds	3,276,933,833	—	—	3,276,933,833

	$3,276,933,833	$15,690,607,703	$21,492,267	$18,989,033,803

See notes to financial statements.

26	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31
(Call 05/01/31)(a)	$3,774	$3,168,964

Aerospace & Defense — 2.3%
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)	8,851	7,747,202
3.20%, 03/01/29 (Call 12/01/28)(a)	11,063	10,007,338
3.25%, 02/01/28 (Call 12/01/27)(a)	14,611	13,541,517
3.25%, 02/01/35 (Call 11/01/34)(a)	10,106	8,118,379
3.60%, 05/01/34 (Call 02/01/34)(a)	9,631	8,090,449
3.63%, 02/01/31 (Call 11/01/30)(a)	13,815	12,364,270
3.75%, 02/01/50 (Call 08/01/49)(a)	14,645	10,382,472
3.90%, 05/01/49 (Call 11/01/48)(a)	10,326	7,552,084
3.95%, 08/01/59 (Call 02/01/59)(a)	7,808	5,523,222
5.04%, 05/01/27 (Call 03/01/27)(a)	6,576	6,508,995
5.15%, 05/01/30 (Call 02/01/30)	43,165	42,422,199
5.71%, 05/01/40 (Call 11/01/39)	30,488	29,653,809
5.81%, 05/01/50 (Call 11/01/49)	52,681	50,585,097
5.93%, 05/01/60 (Call 11/01/59)	30,399	29,033,523
General Dynamics Corp.
3.50%, 04/01/27 (Call 02/01/27)	3,495	3,360,798
3.63%, 04/01/30 (Call 01/01/30)	10,834	10,115,839
3.75%, 05/15/28 (Call 02/15/28)(a)	14,992	14,439,768
4.25%, 04/01/40 (Call 10/01/39)	7,091	6,294,711
4.25%, 04/01/50 (Call 10/01/49)	4,660	4,026,536
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)	19,629	19,092,001
5.40%, 07/31/33 (Call 04/30/33)	13,587	13,586,611
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	8,905	5,877,281
3.80%, 03/01/45 (Call 09/01/44)	11,329	9,183,420
3.90%, 06/15/32 (Call 03/15/32)(a)	8,043	7,456,866
4.07%, 12/15/42	13,425	11,472,042
4.09%, 09/15/52 (Call 03/15/52)	15,975	13,229,465
4.15%, 06/15/53 (Call 12/15/52)(a)	8,962	7,457,741
4.70%, 05/15/46 (Call 11/15/45)	13,633	12,585,777
4.75%, 02/15/34 (Call 11/15/33)(a)	8,849	8,640,097
5.10%, 11/15/27 (Call 10/15/27)	11,121	11,241,318
5.20%, 02/15/64 (Call 08/15/63)(a)	5,175	5,049,956
5.25%, 01/15/33 (Call 10/15/32)(a)	9,391	9,559,226
5.70%, 11/15/54 (Call 05/15/54)(a)	7,113	7,502,923
5.90%, 11/15/63 (Call 05/15/63)(a)	5,168	5,596,704
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)(a)	22,903	21,472,309
4.03%, 10/15/47 (Call 04/15/47)	21,537	17,363,784
4.40%, 05/01/30 (Call 02/01/30)(a)	9,953	9,583,311
4.70%, 03/15/33 (Call 12/15/32)	9,119	8,798,993
4.75%, 06/01/43	9,000	8,167,955
4.90%, 06/01/34 (Call 03/01/34)	8,168	7,931,250
4.95%, 03/15/53 (Call 09/15/52)(a)	9,368	8,652,150
5.20%, 06/01/54 (Call 12/01/53)	12,000	11,496,709
5.25%, 05/01/50 (Call 11/01/49)	9,556	9,239,462
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	8,686	6,917,451
2.25%, 07/01/30 (Call 04/01/30)(a)	10,850	9,179,932
2.38%, 03/15/32 (Call 12/15/31)	9,639	7,837,483
2.82%, 09/01/51 (Call 03/01/51)(a)	10,028	6,264,908
3.03%, 03/15/52 (Call 09/15/51)(a)	12,602	8,210,124
3.13%, 05/04/27 (Call 02/04/27)(a)	9,287	8,759,269
3.13%, 07/01/50 (Call 01/01/50)(a)	12,025	8,067,884

Security	Par (000)	Value

Aerospace & Defense (continued)
3.50%, 03/15/27 (Call 12/15/26)	$2,518	$2,407,130
3.75%, 11/01/46 (Call 05/01/46)	13,016	9,931,584
4.13%, 11/16/28 (Call 08/16/28)(a)	31,082	29,820,155
4.15%, 05/15/45 (Call 11/16/44)	8,677	7,108,308
4.35%, 04/15/47 (Call 10/15/46)	10,735	8,978,560
4.45%, 11/16/38 (Call 05/16/38)	7,129	6,308,436
4.50%, 06/01/42	33,489	29,222,337
4.63%, 11/16/48 (Call 05/16/48)(a)	15,989	13,930,429
5.15%, 02/27/33 (Call 11/27/32)	11,234	11,119,685
5.38%, 02/27/53 (Call 08/27/52)(a)	10,936	10,560,341
6.00%, 03/15/31 (Call 01/15/31)	10,004	10,410,555
6.10%, 03/15/34 (Call 12/15/33)(a)	13,892	14,660,687
6.40%, 03/15/54 (Call 09/15/53)	16,710	18,471,744

		758,172,561

Agriculture — 1.8%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)(a)	16,409	13,135,959
3.40%, 05/06/30 (Call 02/06/30)	6,787	6,108,260
3.40%, 02/04/41 (Call 08/04/40)	14,681	10,548,508
3.70%, 02/04/51 (Call 08/04/50)	12,189	8,288,452
3.88%, 09/16/46 (Call 03/16/46)(a)	14,989	11,003,459
4.00%, 02/04/61 (Call 08/04/60)(a)	8,650	6,170,721
4.25%, 08/09/42	8,224	6,544,053
4.80%, 02/14/29 (Call 11/14/28)(a)	18,118	17,768,560
5.38%, 01/31/44(a)	18,296	17,627,751
5.80%, 02/14/39 (Call 08/14/38)(a)	15,852	15,791,572
5.95%, 02/14/49 (Call 08/14/48)(a)	22,932	22,819,656
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)(a)	1,909	1,208,664
2.90%, 03/01/32 (Call 12/01/31)(a)	5,289	4,509,016
3.25%, 03/27/30 (Call 12/27/29)(a)	8,383	7,579,284
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	18,247	16,143,668
2.73%, 03/25/31 (Call 12/25/30)(a)	8,797	7,248,807
3.56%, 08/15/27 (Call 05/15/27)	22,152	20,915,901
3.73%, 09/25/40 (Call 03/25/40)(a)	8,710	6,270,102
3.98%, 09/25/50 (Call 03/25/50)(a)	11,273	7,689,448
4.39%, 08/15/37 (Call 02/15/37)	24,337	19,936,649
4.54%, 08/15/47 (Call 02/15/47)	24,395	18,188,478
4.70%, 04/02/27 (Call 02/02/27)	5,169	5,061,550
4.74%, 03/16/32 (Call 12/16/31)(a)	8,002	7,525,018
4.76%, 09/06/49 (Call 03/06/49)(a)	10,246	7,910,002
4.91%, 04/02/30 (Call 01/02/30)(a)	9,524	9,253,109
5.83%, 02/20/31 (Call 12/20/30)	4,215	4,198,413
6.00%, 02/20/34 (Call 11/20/33)	7,390	7,309,679
6.34%, 08/02/30 (Call 06/02/30)	5,567	5,750,880
6.42%, 08/02/33 (Call 05/02/33)(a)	11,651	11,945,272
7.08%, 08/02/43 (Call 02/02/43)	7,302	7,600,255
7.08%, 08/02/53 (Call 02/02/53)	9,749	10,091,016
BAT International Finance PLC
4.45%, 03/16/28 (Call 02/16/28)	7,722	7,449,580
5.93%, 02/02/29 (Call 01/02/29)	10,742	10,968,883
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	10,329	8,778,808
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)(a)	8,721	7,052,157
2.10%, 05/01/30 (Call 02/01/30)	6,852	5,787,471
3.38%, 08/15/29 (Call 05/15/29)(a)	8,378	7,696,155
3.88%, 08/21/42(a)	7,240	5,696,358
4.13%, 03/04/43	7,289	5,938,125
4.25%, 11/10/44(a)	11,939	9,819,228

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.38%, 11/15/41	$7,427	$6,299,890
4.88%, 02/15/28 (Call 01/15/28)(a)	19,392	19,284,058
4.88%, 02/13/29 (Call 01/13/29)(a)	7,144	7,019,856
4.88%, 11/15/43	6,281	5,641,319
5.13%, 11/17/27 (Call 10/17/27)	13,113	13,136,259
5.13%, 02/15/30 (Call 12/15/29)(a)	18,071	17,980,032
5.13%, 02/13/31 (Call 12/13/30)	7,699	7,572,740
5.25%, 02/13/34 (Call 11/13/33)	9,952	9,724,665
5.38%, 02/15/33 (Call 11/15/32)	23,221	23,085,029
5.63%, 11/17/29 (Call 09/17/29)(a)	13,952	14,284,275
5.63%, 09/07/33 (Call 06/07/33)	12,136	12,247,983
5.75%, 11/17/32 (Call 08/17/32)	10,251	10,440,272
6.38%, 05/16/38(a)	10,512	11,322,307
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	6,820	6,512,155
5.85%, 08/15/45 (Call 02/15/45)(a)	20,360	18,423,628

		574,303,395

Airlines — 0.1%
Southwest Airlines Co., 5.13%, 06/15/27 (Call 04/15/27)(a)	17,532	17,459,847

Apparel — 0.2%
NIKE Inc.
2.75%, 03/27/27 (Call 01/27/27)	1,661	1,566,208
2.85%, 03/27/30 (Call 12/27/29)(a)	15,215	13,670,690
3.25%, 03/27/40 (Call 09/27/39)(a)	5,164	4,098,814
3.38%, 03/27/50 (Call 09/27/49)(a)	14,703	11,141,048
3.88%, 11/01/45 (Call 05/01/45)(a)	5,742	4,758,163
Tapestry Inc.
7.35%, 11/27/28 (Call 10/27/28)(a)	9,736	10,189,933
7.70%, 11/27/30 (Call 09/27/30)(a)	8,581	9,093,114
7.85%, 11/27/33 (Call 08/27/33)	11,236	12,144,318
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	8,565	7,067,719

		73,730,007

Auto Manufacturers — 2.2%
American Honda Finance Corp.
2.00%, 03/24/28(a)	5,140	4,605,153
4.90%, 01/10/34(a)	8,238	8,026,081
5.13%, 07/07/28	11,953	12,050,585
5.65%, 11/15/28(a)	13,673	14,072,789
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)(a)	10,074	8,141,584
5.15%, 02/20/34 (Call 11/20/33)	4,127	4,116,929
5.45%, 02/20/54 (Call 08/20/53)	2,358	2,365,552
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)(a)	26,430	21,672,600
4.75%, 01/15/43(a)	20,988	16,997,428
5.29%, 12/08/46 (Call 06/08/46)(a)	10,575	9,119,003
6.10%, 08/19/32 (Call 05/19/32)(a)	16,887	16,842,314
7.45%, 07/16/31(a)	7,322	7,880,633
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)(a)	8,325	7,464,023
2.90%, 02/10/29 (Call 12/10/28)	7,456	6,493,579
3.63%, 06/17/31 (Call 03/17/31)	6,931	5,913,654
3.82%, 11/02/27 (Call 08/02/27)	8,562	7,976,807
4.00%, 11/13/30 (Call 08/13/30)(a)	16,593	14,671,531
4.13%, 08/17/27 (Call 06/17/27)	12,824	12,108,635
5.11%, 05/03/29 (Call 02/03/29)(a)	14,668	14,145,929
6.05%, 03/05/31 (Call 01/05/31)(a)	9,234	9,188,434
6.80%, 05/12/28 (Call 04/12/28)(a)	15,396	15,876,426
6.80%, 11/07/28 (Call 10/07/28)(a)	14,893	15,434,651

Security	Par (000)	Value

Auto Manufacturers (continued)
7.12%, 11/07/33 (Call 08/07/33)(a)	$12,524	$13,352,528
7.20%, 06/10/30 (Call 04/10/30)(a)	9,271	9,772,245
7.35%, 11/04/27 (Call 10/04/27)(a)	14,636	15,276,179
7.35%, 03/06/30 (Call 01/06/30)(a)	11,170	11,844,286
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	11,178	10,765,021
5.00%, 10/01/28 (Call 07/01/28)(a)	12,411	12,347,881
5.00%, 04/01/35	6,872	6,415,973
5.15%, 04/01/38 (Call 10/01/37)	6,130	5,678,606
5.20%, 04/01/45(a)	12,093	10,588,253
5.40%, 10/15/29 (Call 08/15/29)(a)	10,657	10,636,098
5.40%, 04/01/48 (Call 10/01/47)(a)	8,879	7,953,282
5.60%, 10/15/32 (Call 07/15/32)(a)	12,705	12,663,138
5.95%, 04/01/49 (Call 10/01/48)(a)	8,764	8,421,285
6.25%, 10/02/43(a)	13,940	14,003,448
6.60%, 04/01/36 (Call 10/01/35)(a)	8,598	8,987,225
6.75%, 04/01/46 (Call 10/01/45)(a)	5,941	6,279,759
6.80%, 10/01/27 (Call 08/01/27)(a)	12,414	12,943,921
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)(a)	7,544	6,153,225
2.40%, 04/10/28 (Call 02/10/28)(a)	14,766	13,176,611
2.40%, 10/15/28 (Call 08/15/28)	14,470	12,724,999
2.70%, 08/20/27 (Call 06/20/27)(a)	13,016	11,938,761
2.70%, 06/10/31 (Call 03/10/31)(a)	11,012	9,067,063
3.10%, 01/12/32 (Call 10/12/31)(a)	12,857	10,735,704
3.60%, 06/21/30 (Call 03/21/30)(a)	8,904	7,963,200
4.30%, 04/06/29 (Call 02/06/29)	11,749	11,137,882
5.00%, 04/09/27 (Call 03/09/27)(a)	7,643	7,565,872
5.75%, 02/08/31 (Call 12/08/30)(a)	5,481	5,465,585
5.80%, 06/23/28 (Call 05/23/28)	15,571	15,817,922
5.80%, 01/07/29 (Call 12/07/28)(a)	12,727	12,881,242
5.85%, 04/06/30 (Call 02/06/30)(a)	12,113	12,286,044
6.00%, 01/09/28 (Call 12/09/27)(a)	14,269	14,555,500
6.10%, 01/07/34 (Call 10/07/33)(a)	15,233	15,390,418
6.40%, 01/09/33 (Call 10/09/32)(a)	10,066	10,391,470
Honda Motor Co. Ltd.
2.53%, 03/10/27 (Call 02/10/27)(a)	4,720	4,405,863
2.97%, 03/10/32 (Call 12/10/31)(a)	8,338	7,329,560
Mercedes-Benz Finance North America LLC,
8.50%, 01/18/31	15,061	18,301,407
Toyota Motor Credit Corp.
1.90%, 04/06/28(a)	9,282	8,287,987
2.15%, 02/13/30	11,205	9,615,683
3.05%, 03/22/27(a)	8,310	7,873,808
3.38%, 04/01/30	9,722	8,951,155
4.45%, 06/29/29(a)	8,344	8,194,430
4.55%, 09/20/27(a)	8,564	8,478,864
4.63%, 01/12/28(a)	13,620	13,549,013
4.65%, 01/05/29	10,089	9,986,880
4.80%, 01/05/34	10,559	10,303,331
5.25%, 09/11/28	8,115	8,237,519
5.55%, 11/20/30(a)	11,020	11,374,954

		725,235,400

Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)(a)	16,550	10,390,966
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	4,732	4,074,223
4.15%, 05/01/52 (Call 11/01/51)	10,790	8,251,704

		22,716,893

28	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks — 23.1%
Banco Bilbao Vizcaya Argentaria SA, 6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(b)	$2,715	$2,747,973
Banco Santander SA
2.75%, 12/03/30(a)	10,253	8,336,082
2.96%, 03/25/31(a)	6,276	5,349,550
3.31%, 06/27/29(a)	6,228	5,638,552
3.49%, 05/28/30	7,466	6,697,863
3.80%, 02/23/28(a)	13,845	13,027,451
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(a)(b)	16,759	16,042,278
4.25%, 04/11/27	2,824	2,719,701
4.38%, 04/12/28	16,282	15,624,280
5.29%, 08/18/27	17,260	17,117,626
5.59%, 08/08/28	20,530	20,716,544
6.61%, 11/07/28(a)	16,001	16,797,815
6.92%, 08/08/33(a)	18,627	19,337,316
6.94%, 11/07/33	12,841	13,983,296
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(b)	22,940	18,615,211
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(b)	19,138	15,432,657
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(a)(b)	22,190	19,474,592
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(a)(b)	30,888	24,981,303
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(b)	31,087	26,527,771
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(b)	27,710	22,704,524
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(b)	25,265	21,570,724
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(b)	41,394	28,877,858
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(b)	38,989	32,562,790
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(a)(b)	10,100	6,483,604
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(a)(b)	15,744	13,855,980
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(a)(b)	31,294	26,249,902
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(a)(b)	18,502	12,271,455
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(b)	20,569	18,504,851
3.25%, 10/21/27 (Call 10/21/26)(a)	12,068	11,402,211
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(b)	28,395	21,441,351
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(b)	46,971	43,837,983
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(a)(b)	11,278	10,667,768
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(b)	12,705	12,114,188
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(a)(b)	11,879	9,607,696
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(b)	18,111	17,229,594

Security	Par (000)	Value

Banks (continued)
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(b)	$22,358	$21,002,705
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(b)	13,648	11,655,804
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(b)	44,503	35,746,852
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(a)(b)	16,020	14,194,670
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(b)	22,878	21,967,829
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(b)	22,384	18,893,018
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(b)	15,111	14,688,335
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(b)	16,688	14,396,622
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(a)(b)	32,258	30,286,307
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(b)	20,648	20,425,072
5.00%, 01/21/44(a)	18,589	17,783,706
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(a)(b)	41,131	40,008,091
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(a)(b)	24,056	23,920,707
5.29%, 04/25/34 (Call 04/25/33), (1-day SOFR + 1.910%)(a)(b)	39,335	38,777,454
5.47%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.650%)(a)(b)	44,502	44,308,812
5.82%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.570%)(a)(b)	16,569	16,873,025
5.87%, 09/15/34 (Call 09/15/33), (1-day SOFR + 1.840%)(a)(b)	29,486	30,232,618
5.88%, 02/07/42	12,869	13,671,019
6.11%, 01/29/37(a)	16,985	17,801,289
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(a)(b)	13,133	13,543,259
7.75%, 05/14/38	14,050	16,830,562
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(a)(b)	15,997	13,383,671
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(a)(b)	10,552	7,770,497
Bank of America NA, 6.00%, 10/15/36(a)	8,931	9,301,101
Bank of Montreal
2.65%, 03/08/27(a)	459	428,557
5.20%, 02/01/28 (Call 01/01/28)(a)	14,319	14,366,273
5.72%, 09/25/28 (Call 08/25/28)	8,930	9,153,586
Series H, 4.70%, 09/14/27 (Call 08/14/27)(a)	7,482	7,402,383
Bank of New York Mellon Corp. (The)
3.25%, 05/16/27 (Call 02/16/27)	1,431	1,359,970
3.30%, 08/23/29 (Call 05/23/29)	3,838	3,525,302
3.40%, 01/29/28 (Call 10/29/27)(a)	4,485	4,245,036
3.85%, 04/28/28	6,184	5,969,486
Bank of Nova Scotia (The)
2.45%, 02/02/32	6,312	5,183,659
4.85%, 02/01/30(a)	15,508	15,305,357
5.25%, 06/12/28(a)	15,910	15,992,654
5.65%, 02/01/34(a)	13,792	13,992,181
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(b)	4,361	3,634,044

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(b)	$9,780	$7,974,293
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(a)(b)	11,326	9,198,295
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(b)	11,115	8,042,243
4.34%, 01/10/28 (Call 01/10/27)(a)	13,987	13,451,930
4.84%, 05/09/28 (Call 05/07/27)(a)	21,580	20,755,340
4.95%, 01/10/47(a)	14,295	13,010,613
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(a)(b)	20,664	20,092,302
5.25%, 08/17/45(a)	11,244	10,712,908
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(a)(b)	17,974	17,877,832
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(a)(b)	9,741	9,636,215
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(b)	18,723	18,935,167
6.49%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.220%)(a)(b)	13,901	14,317,357
6.69%, 09/13/34 (Call 09/13/33), (1-day SOFR + 2.620%)(a)(b)	15,018	15,698,071
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(a)(b)	20,557	21,704,560
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(b)	17,929	19,618,676
Canadian Imperial Bank of Commerce
3.45%, 04/07/27 (Call 03/07/27)(a)	1,851	1,764,311
3.60%, 04/07/32 (Call 03/07/32)(a)	12,448	11,114,908
5.00%, 04/28/28 (Call 03/28/28)(a)	15,234	15,193,141
6.09%, 10/03/33 (Call 07/03/33)(a)	14,474	15,027,473
Citibank NA, 5.80%, 09/29/28 (Call 08/29/28)	21,154	21,794,827
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(b)	16,729	13,548,732
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(b)	28,187	23,196,593
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(b)	33,355	28,170,399
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(b)	23,906	20,541,438
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(a)(b)	11,179	7,937,675
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(a)(b)	23,382	20,598,319
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(b)	28,003	23,500,879
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(a)(b)	19,162	17,991,294
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(a)(b)	20,477	19,401,241
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(b)	29,787	26,318,033
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(b)	3,041	2,557,838
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(b)	27,029	25,296,230
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(b)	17,270	16,477,709
4.13%, 07/25/28	16,901	16,067,531

Security	Par (000)	Value

Banks (continued)
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(b)	$10,867	$9,148,194
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(a)(b)	41,898	39,534,500
4.45%, 09/29/27	34,574	33,471,484
4.65%, 07/30/45(a)	10,286	9,144,561
4.65%, 07/23/48 (Call 06/23/48)(a)	24,812	22,057,878
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(b)	11,775	11,557,583
4.75%, 05/18/46	19,513	17,062,620
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(b)	23,951	22,892,186
5.17%, 02/13/30 (Call 02/13/29), (1-day SOFR + 1.364%)(b)	19,834	19,631,836
5.30%, 05/06/44(a)	8,867	8,462,493
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(b)	12,890	12,628,865
5.88%, 01/30/42(a)	10,353	10,864,353
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(a)(b)	25,867	27,102,726
6.63%, 06/15/32	10,612	11,298,450
6.68%, 09/13/43	10,007	11,011,970
8.13%, 07/15/39(a)	19,693	24,950,080
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(a)(b)	3,331	3,170,337
Citizens Financial Group Inc.
3.25%, 04/30/30 (Call 01/30/30)(a)	6,770	5,855,343
5.84%, 01/23/30 (Call 01/23/29), (1-day SOFR + 2.010%)(b)	8,690	8,583,547
Cooperatieve Rabobank UA
5.25%, 05/24/41(a)	15,447	15,611,435
5.25%, 08/04/45(a)	10,258	9,944,953
5.75%, 12/01/43	10,181	10,225,896
Credit Suisse AG/New York
5.00%, 07/09/27(a)	4,357	4,315,583
7.50%, 02/15/28	29,542	31,780,397
Deutsche Bank AG/New York
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(a)(b)	2,011	1,660,420
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(a)(b)	13,571	11,776,965
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(b)	23,440	24,085,191
6.82%, 11/20/29 (Call 11/20/28), (1-day SOFR + 2.510%)(b)	17,521	18,100,789
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	12,427	11,836,708
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	1,519	1,395,470
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(a)(b)	10,608	10,123,180
5.63%, 01/29/32 (Call 01/29/31), (1-day SOFR + 1.840%)(a)(b)	11,467	11,381,158
6.34%, 07/27/29 (Call 07/27/28), (1-day SOFR + 2.340%)(b)	19,754	20,260,988
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(a)(b)	15,840	16,162,837
8.25%, 03/01/38	3,963	4,684,497
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	10,030	10,272,727

30	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(b)	$22,958	$18,419,571
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(a)(b)	38,645	31,445,104
2.60%, 02/07/30 (Call 11/07/29)(a)	24,432	21,208,022
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(a)(b)	36,862	30,671,989
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(b)	28,160	23,194,344
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(a)(b)	13,303	9,430,930
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(b)	41,385	35,017,649
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(b)	22,293	16,604,328
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(b)	18,797	14,308,258
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(b)	27,719	26,417,729
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(a)(b)	17,379	16,560,673
3.80%, 03/15/30 (Call 12/15/29)(a)	25,425	23,617,674
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(b)	21,561	20,344,140
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.635%)(a)(b)	25,472	21,747,375
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(a)(b)	31,763	30,436,942
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(a)(b)	11,451	10,104,183
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(a)(b)	21,879	21,328,408
4.75%, 10/21/45 (Call 04/21/45)(a)	18,371	16,776,597
4.80%, 07/08/44 (Call 01/08/44)(a)	16,564	15,073,830
5.15%, 05/22/45(a)	19,024	18,097,362
6.13%, 02/15/33(a)	9,482	10,169,368
6.25%, 02/01/41(a)	23,704	25,512,904
6.48%, 10/24/29 (Call 10/24/28), (1-day SOFR + 1.770%)(a)(b)	23,605	24,732,474
6.56%, 10/24/34 (Call 10/24/33), (1-day SOFR + 1.950%)(a)(b)	12,378	13,285,660
6.75%, 10/01/37(a)	50,936	55,328,415
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(b)	21,212	18,787,829
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(b)	20,204	17,553,037
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(b)	15,197	12,511,619
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(a)(b)	26,584	21,979,696
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(a)(b)	8,905	7,579,124
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(a)(b)	15,947	13,151,185
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(b)	26,502	24,530,503
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(b)	26,636	25,524,410

Security	Par (000)	Value

Banks (continued)
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(b)	$33,923	$32,601,709
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(a)(b)	24,996	24,409,136
4.95%, 03/31/30(a)	23,830	23,347,164
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(b)	26,540	26,245,602
5.25%, 03/14/44(a)	13,971	13,322,514
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(b)	22,463	22,063,239
5.55%, 03/04/30 (Call 03/04/29), (1-day SOFR + 1.460%)(b)	13,600	13,588,812
5.72%, 03/04/35 (Call 03/04/34), (1-day SOFR + 1.780%)(b)	13,600	13,552,090
6.10%, 01/14/42(a)	8,322	9,154,877
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(b)	24,199	24,718,925
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(a)(b)	18,910	19,618,234
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(b)	25,337	26,560,693
6.50%, 05/02/36(a)	11,463	11,999,353
6.50%, 09/15/37(a)	13,206	13,902,900
6.50%, 09/15/37	8,520	8,746,376
6.80%, 06/01/38(a)	7,820	8,414,214
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(b)	26,482	28,054,845
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)(a)	5,284	4,457,077
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(a)(b)	7,119	6,827,892
5.71%, 02/02/35 (Call 02/02/34), (1-day SOFR + 1.870%)(a)(b)	2,107	2,076,210
6.21%, 08/21/29 (Call 08/21/28), (1-day SOFR + 2.020%)(a)(b)	17,971	18,269,166
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(b)	2,524	2,431,042
5.65%, 01/10/30 (Call 11/10/29)	6,961	6,911,466
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(b)	4,743	3,991,220
3.95%, 03/29/27(a)	4,763	4,586,066
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(b)	16,517	15,848,915
4.05%, 04/09/29	17,104	16,202,676
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(a)(b)	6,276	5,770,685
4.55%, 10/02/28	17,597	17,165,699
6.11%, 09/11/34 (Call 09/11/33), (1-day SOFR + 2.090%)(b)	10,237	10,546,099
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(a)(b)	13,793	11,077,288
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(b)	26,180	21,037,402
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(b)	16,990	14,962,201
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(b)	8,913	8,115,422

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(b)	$28,763	$24,582,548
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(a)(b)	16,565	11,364,952
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(b)	27,843	22,923,635
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(a)(b)	31,092	25,999,659
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(b)	39,101	34,301,810
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(a)(b)	34,750	29,304,630
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(b)	14,590	10,983,575
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(a)(b)	22,068	15,135,592
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.460%)(b)	19,360	14,547,429
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(a)(b)	32,626	23,206,114
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(a)(b)	17,398	16,356,490
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(a)(b)	20,993	19,955,289
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(b)	23,899	22,278,421
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(b)	5,896	5,670,140
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(b)	22,332	19,042,715
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(b)	17,039	13,547,475
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(b)	32,781	26,312,253
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(b)	17,212	16,437,235
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(b)	14,822	12,030,496
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(b)	21,057	20,211,225
4.25%, 10/01/27	7,990	7,821,422
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(b)	18,778	15,887,593
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(b)	23,081	22,508,007
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(a)(b)	19,252	18,593,087
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(b)	30,494	29,244,652
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(b)	21,472	20,814,319
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(b)	23,512	22,292,936
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(b)	27,522	27,212,295
4.85%, 02/01/44	9,460	8,894,074
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(a)(b)	40,994	39,693,334
4.95%, 06/01/45	15,551	14,526,460
5.01%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.310%)(b)	28,173	27,896,262

Security	Par (000)	Value

Banks (continued)
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(b)	$21,102	$21,139,460
5.34%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.620%)(a)(b)	34,904	34,686,325
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(b)	42,750	42,506,000
5.40%, 01/06/42(a)	13,124	13,243,148
5.50%, 10/15/40	12,018	12,314,127
5.60%, 07/15/41	16,937	17,457,039
5.63%, 08/16/43(a)	11,896	12,196,935
6.09%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.570%)(b)	19,231	19,848,988
6.25%, 10/23/34 (Call 10/23/33), (1-day SOFR + 1.810%)(b)	28,823	30,528,592
6.40%, 05/15/38	21,115	23,527,361
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)(a)	6,188	5,640,736
KeyBank NA/Cleveland OH
4.90%, 08/08/32(a)	4,598	4,060,051
5.85%, 11/15/27 (Call 10/16/27)	11,404	11,371,271
KeyCorp
2.25%, 04/06/27(a)	2,866	2,556,517
2.55%, 10/01/29(a)	3,793	3,170,398
4.10%, 04/30/28(a)	9,777	9,159,266
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(a)(b)	3,804	3,438,946
Lloyds Banking Group PLC
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(b)	22,552	21,056,451
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(b)	13,997	13,275,525
4.34%, 01/09/48(a)	14,118	11,109,417
4.38%, 03/22/28	20,479	19,754,109
4.55%, 08/16/28	16,323	15,838,324
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(b)	9,389	8,934,480
5.30%, 12/01/45(a)	4,924	4,587,690
5.68%, 01/05/35 (Call 01/05/34), (1-year CMT + 1.750%)(a)(b)	17,449	17,260,355
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(a)(b)	14,770	14,907,575
M&T Bank Corp.
5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(b)	8,330	7,641,975
7.41%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.800%)(b)	14,702	15,379,054
Manufacturers & Traders Trust Co., 4.70%, 01/27/28 (Call 12/27/27)	12,283	11,801,761
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	13,381	11,103,631
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(b)	16,585	13,566,439
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(b)	3,886	3,216,474
2.56%, 02/25/30	11,521	9,953,136
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(b)	7,607	6,409,336
3.20%, 07/18/29(a)	16,897	15,348,572
3.29%, 07/25/27(a)	10,086	9,539,542
3.74%, 03/07/29(a)	14,910	14,065,556
3.75%, 07/18/39(a)	6,101	5,200,091

32	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.96%, 03/02/28	$13,601	$13,077,745
4.05%, 09/11/28(a)	13,787	13,341,996
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(a)(b)	11,021	10,650,245
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(b)	15,754	15,641,920
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(a)(b)	12,356	12,203,861
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(b)	15,203	15,224,420
5.41%, 04/19/34 (Call 04/19/33), (1-year CMT + 1.970%)(a)(b)	7,990	8,066,807
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(a)(b)	13,414	13,507,968
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(a)(b)	11,021	11,135,469
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(a)(b)	5,535	5,610,093
Mizuho Financial Group Inc.
1.98%, 09/08/31 (Call 09/08/30), (3-mo. SOFR + 1.532%)(a)(b)	11,835	9,576,340
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(a)(b)	12,345	10,208,482
2.56%, 09/13/31	4,221	3,421,493
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(b)	8,180	7,339,560
3.17%, 09/11/27(a)	12,207	11,416,505
4.02%, 03/05/28(a)	12,362	11,890,622
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(b)	13,579	13,011,152
5.38%, 05/26/30 (Call 05/26/29), (1-year CMT + 1.120%)(b)	4,533	4,535,579
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(a)(b)	12,615	12,672,656
5.58%, 05/26/35 (Call 05/26/34), (1-year CMT + 1.300%)(b)	8,800	8,815,803
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(b)	10,860	10,997,255
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(a)(b)	1,393	1,413,497
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(a)(b)	3,518	3,586,434
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(a)(b)	4,386	4,445,796
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(b)	20,624	21,001,526
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(b)	19,318	15,275,645
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(b)	26,697	21,154,463
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(b)	34,245	27,575,485
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(a)(b)	25,324	20,708,541
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(a)(b)	29,829	25,813,512
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(a)(b)	20,723	13,262,187
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(a)(b)	28,372	23,802,528

Security	Par (000)	Value

Banks (continued)
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(a)(b)	$18,702	$14,050,517
3.59%, 07/22/28 (Call 07/22/27)(b)	25,617	24,252,902
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(a)(b)	24,170	21,945,558
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(b)	27,294	25,804,989
3.95%, 04/23/27(a)	6,705	6,450,608
3.97%, 07/22/38 (Call 07/22/37)(b)	18,826	16,054,777
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(b)	23,157	22,399,185
4.30%, 01/27/45	23,165	19,939,447
4.38%, 01/22/47	22,369	19,286,111
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(b)	26,134	25,089,531
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(b)	8,120	7,291,649
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(b)	20,741	19,899,851
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(a)(b)	22,134	21,971,844
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(b)	25,737	25,579,863
5.17%, 01/16/30 (Call 01/16/29), (1-day SOFR + 1.450%)(b)	30,108	29,883,439
5.25%, 04/21/34 (Call 04/21/33), (1-day SOFR + 1.870%)(b)	31,900	31,270,568
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(b)	24,895	24,708,098
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(b)	20,154	20,215,200
5.47%, 01/18/35 (Call 01/18/34), (1-day SOFR + 1.730%)(a)(b)	20,761	20,707,823
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(a)(b)	18,973	19,580,216
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(b)	20,726	21,415,525
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(b)	26,621	28,171,351
6.38%, 07/24/42(a)	19,089	21,256,856
6.41%, 11/01/29 (Call 11/01/28), (1-day SOFR + 1.830%)(a)(b)	18,454	19,263,073
6.63%, 11/01/34 (Call 11/01/33), (1-day SOFR + 2.050%)(b)	19,301	20,903,637
7.25%, 04/01/32(a)	13,256	15,100,352
National Australia Bank Ltd., 4.79%, 01/10/29	16,189	16,083,551
National Australia Bank Ltd./New York
3.91%, 06/09/27(a)	3,397	3,292,802
4.90%, 06/13/28(a)	6,130	6,105,343
4.94%, 01/12/28(a)	4,479	4,468,897
National Bank of Canada, 5.60%, 12/18/28	14,299	14,425,210
NatWest Group PLC
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(a)(b)	16,053	14,892,477
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(b)	3,870	3,663,294
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(b)	22,423	21,858,640
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(b)	22,374	21,814,607

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(b)	$13,648	$13,640,286
5.78%, 03/01/35 (Call 03/01/34), (1-year CMT + 1.500%)(b)	4,600	4,592,246
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(b)	14,914	15,058,876
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)(b)	3,187	3,243,432
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	4,538	3,831,929
4.00%, 05/10/27 (Call 04/10/27)(a)	1,622	1,575,088
6.13%, 11/02/32 (Call 08/02/32)(a)	9,439	9,923,919
PNC Bank NA
2.70%, 10/22/29(a)	10,169	8,777,774
3.10%, 10/25/27 (Call 09/25/27)	8,785	8,161,139
4.05%, 07/26/28	11,333	10,721,003
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(a)(b)	9,695	7,899,025
2.55%, 01/22/30 (Call 10/24/29)(a)	17,785	15,261,919
3.15%, 05/19/27 (Call 04/19/27)(a)	3,226	3,038,121
3.45%, 04/23/29 (Call 01/23/29)	14,748	13,619,310
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)(b)	11,671	11,193,085
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.620%)(a)(b)	10,671	10,679,188
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(a)(b)	24,255	24,400,431
5.68%, 01/22/35 (Call 01/22/34), (1-day SOFR + 1.902%)(b)	13,855	13,871,307
5.94%, 08/18/34 (Call 08/18/33), (1-day SOFR + 1.946%)(a)(b)	8,164	8,297,328
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(b)	15,152	15,521,439
6.88%, 10/20/34 (Call 10/20/33), (1-day SOFR + 2.284%)(a)(b)	23,073	24,948,293
Royal Bank of Canada
2.30%, 11/03/31(a)	15,000	12,285,889
3.63%, 05/04/27(a)	4,151	3,978,213
3.88%, 05/04/32	9,487	8,643,622
4.24%, 08/03/27	13,890	13,503,023
4.90%, 01/12/28(a)	15,223	15,163,923
4.95%, 02/01/29(a)	11,028	10,942,096
5.00%, 02/01/33(a)	17,368	17,054,023
5.00%, 05/02/33(a)	7,249	7,127,716
5.15%, 02/01/34	12,508	12,301,289
5.20%, 08/01/28(a)	10,762	10,819,304
6.00%, 11/01/27	17,796	18,309,180
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 04/14/27)	6,870	6,585,778
6.17%, 01/09/30 (Call 01/09/29), (1-day SOFR + 2.500%)(a)(b)	13,907	13,871,534
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(a)(b)	9,216	9,355,069
Santander U.K. Group Holdings PLC
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(a)(b)	6,038	5,625,861
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(a)(b)	7,028	7,199,559

Security	Par (000)	Value

Banks (continued)
State Street Corp.
2.20%, 03/03/31(a)	$2,073	$1,711,221
2.40%, 01/24/30(a)	8,692	7,597,263
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	26,736	23,261,836
2.13%, 07/08/30(a)	22,103	18,394,565
2.14%, 09/23/30	6,417	5,267,705
2.22%, 09/17/31(a)	4,272	3,465,847
2.75%, 01/15/30(a)	14,100	12,323,294
2.93%, 09/17/41(a)	2,736	2,018,864
3.04%, 07/16/29	26,311	23,662,303
3.35%, 10/18/27	11,525	10,852,200
3.36%, 07/12/27(a)	11,776	11,165,734
3.54%, 01/17/28(a)	9,328	8,838,156
3.94%, 07/19/28(a)	11,498	11,025,549
5.52%, 01/13/28(a)	16,355	16,621,930
5.71%, 01/13/30(a)	18,399	18,837,888
5.72%, 09/14/28(a)	13,789	14,088,442
5.77%, 01/13/33	11,040	11,396,656
5.80%, 07/13/28(a)	9,085	9,341,394
5.81%, 09/14/33(a)	5,451	5,642,739
6.18%, 07/13/43(a)	3,800	4,169,977
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	2,726	2,221,396
2.80%, 03/10/27	1,943	1,821,605
3.20%, 03/10/32	8,816	7,678,972
4.11%, 06/08/27(a)	8,756	8,503,706
4.46%, 06/08/32(a)	13,900	13,227,518
4.69%, 09/15/27(a)	24,468	24,161,736
5.16%, 01/10/28(a)	22,317	22,398,412
5.52%, 07/17/28(a)	21,608	21,969,165
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)(a)	15,706	12,909,333
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	10,132	8,802,719
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(b)	15,103	12,987,076
1.95%, 06/05/30 (Call 03/05/30)(a)	11,053	9,046,054
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)(b)	11,917	11,469,114
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(a)(b)	17,633	17,187,259
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(a)(b)	10,722	10,174,077
5.44%, 01/24/30 (Call 01/24/29), (1-day SOFR + 1.620%)(a)(b)	12,279	12,147,584
5.71%, 01/24/35 (Call 01/24/34), (1-day SOFR + 1.922%)(a)(b)	16,452	16,268,598
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(a)(b)	13,502	13,493,256
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(b)	3,574	3,633,217
7.16%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.446%)(b)	19,326	20,440,718
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	13,024	10,309,651
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(a)(b)	6,541	5,342,018
3.00%, 07/30/29 (Call 04/30/29)	10,508	9,311,594
3.90%, 04/26/28 (Call 03/24/28)(a)	16,908	16,180,156
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(a)(b)	20,474	20,096,064

34	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(a)(b)	$19,162	$18,645,967
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(a)(b)	18,550	17,454,856
5.38%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.560%)(a)(b)	9,411	9,352,051
5.68%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.860%)(a)(b)	19,339	19,299,502
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(b)	21,673	21,905,345
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(b)	16,626	16,757,034
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(a)(b)	9,241	9,323,891
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	6,164	5,813,350
UBS AG/London
4.50%, 06/26/48	14,976	13,713,776
5.65%, 09/11/28(a)	19,506	19,877,322
UBS Group AG, 4.88%, 05/15/45	20,104	18,446,162
Wachovia Corp., 5.50%, 08/01/35(a)	5,163	5,059,714
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(b)	23,483	21,409,623
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(b)	27,244	23,219,214
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(b)	31,006	27,189,022
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(b)	33,247	24,559,968
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(b)	38,580	33,119,190
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(b)	30,756	29,154,443
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(b)	21,521	20,381,129
3.90%, 05/01/45(a)	20,288	16,218,558
4.15%, 01/24/29 (Call 10/24/28)(a)	17,197	16,450,074
4.30%, 07/22/27	14,085	13,661,358
4.40%, 06/14/46	18,234	14,972,590
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(b)	21,272	20,220,153
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(b)	32,098	27,861,090
4.65%, 11/04/44(a)	19,134	16,533,345
4.75%, 12/07/46(a)	19,695	17,046,639
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(a)(b)	18,243	17,921,958
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(a)(b)	40,438	38,598,200
4.90%, 11/17/45	18,876	16,620,135
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(b)	53,159	49,132,594
5.20%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.500%)(b)	29,579	29,333,826
5.38%, 11/02/43	19,123	18,145,501
5.39%, 04/24/34 (Call 04/24/33), (1-day SOFR + 2.020%)(b)	38,596	37,851,132
5.50%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.780%)(a)(b)	33,881	33,631,829
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(b)	43,850	43,582,993

Security	Par (000)	Value

Banks (continued)
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(b)	$34,705	$34,911,012
5.61%, 01/15/44	23,301	22,589,898
6.30%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.790%)(b)	19,662	20,364,356
6.49%, 10/23/34 (Call 10/23/33), (1-day SOFR + 2.060%)(b)	31,141	33,150,270
Wells Fargo Bank NA
5.85%, 02/01/37(a)	7,688	7,853,771
6.60%, 01/15/38	11,763	12,672,323
Westpac Banking Corp.
1.95%, 11/20/28	17,824	15,654,812
2.15%, 06/03/31(a)	11,768	9,746,627
2.65%, 01/16/30(a)	7,798	6,914,940
2.96%, 11/16/40(a)	7,532	5,142,136
3.13%, 11/18/41(a)	6,951	4,804,444
3.35%, 03/08/27(a)	1,885	1,802,045
3.40%, 01/25/28(a)	12,103	11,480,246
4.04%, 08/26/27(a)	8,695	8,511,697
4.42%, 07/24/39(a)	5,876	5,029,889
5.46%, 11/18/27	16,558	16,820,565
5.54%, 11/17/28	11,100	11,355,934
6.82%, 11/17/33(a)	10,431	11,198,765

		7,598,980,162

Beverages — 2.5%
Anheuser-Busch
Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	48,481	46,426,113
4.90%, 02/01/46 (Call 08/01/45)(a)	90,700	84,795,348
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	10,314	9,272,195
4.90%, 02/01/46 (Call 08/01/45)	15,538	14,360,257
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	14,840	13,710,755
4.00%, 04/13/28 (Call 01/13/28)	24,009	23,274,999
4.35%, 06/01/40 (Call 12/01/39)(a)	11,109	9,946,283
4.38%, 04/15/38 (Call 10/15/37)(a)	10,647	9,739,567
4.44%, 10/06/48 (Call 04/06/48)	19,394	16,964,000
4.50%, 06/01/50 (Call 12/01/49)(a)	3,953	3,540,263
4.60%, 04/15/48 (Call 10/15/47)	12,581	11,297,362
4.75%, 01/23/29 (Call 10/23/28)	35,229	34,929,106
4.75%, 04/15/58 (Call 10/15/57)(a)	8,914	8,030,222
4.90%, 01/23/31 (Call 10/23/30)(a)	7,859	7,903,378
4.95%, 01/15/42(a)	15,556	14,833,735
5.45%, 01/23/39 (Call 07/23/38)(a)	18,358	18,657,252
5.55%, 01/23/49 (Call 07/23/48)	39,193	40,168,110
5.80%, 01/23/59 (Call 07/23/58)	17,750	18,826,754
8.20%, 01/15/39	10,201	13,130,116
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	21,116	18,416,328
1.38%, 03/15/31(a)	16,131	12,891,473
1.45%, 06/01/27(a)	7,125	6,443,559
1.50%, 03/05/28(a)	8,110	7,217,237
1.65%, 06/01/30(a)	14,410	12,053,517
2.00%, 03/05/31	10,130	8,474,440
2.13%, 09/06/29(a)	16,652	14,639,489
2.25%, 01/05/32(a)	17,676	14,877,633
2.50%, 06/01/40	8,092	5,786,164
2.50%, 03/15/51(a)	13,823	8,637,946
2.60%, 06/01/50	16,392	10,583,436

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.75%, 06/01/60(a)	$4,939	$3,121,472
2.88%, 05/05/41	4,758	3,555,599
3.00%, 03/05/51(a)	15,095	10,551,690
3.38%, 03/25/27(a)	2,834	2,733,567
3.45%, 03/25/30(a)	15,045	14,064,454
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	12,136	9,893,480
3.15%, 08/01/29 (Call 05/01/29)	12,771	11,602,270
4.90%, 05/01/33 (Call 02/01/33)(a)	8,886	8,601,571
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)(a)	9,124	7,675,377
2.13%, 04/29/32 (Call 01/29/32)	7,174	5,803,607
2.38%, 10/24/29 (Call 07/24/29)(a)	10,414	9,140,877
5.30%, 10/24/27 (Call 09/24/27)	5,639	5,701,100
5.50%, 01/24/33 (Call 10/24/32)(a)	5,919	6,082,667
5.63%, 10/05/33 (Call 07/05/33)	7,495	7,788,644
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)(a)	9,157	8,272,482
3.80%, 05/01/50 (Call 11/01/49)	3,433	2,618,245
3.95%, 04/15/29 (Call 02/15/29)(a)	12,748	12,133,309
4.05%, 04/15/32 (Call 01/15/32)(a)	12,723	11,802,097
4.50%, 04/15/52 (Call 10/15/51)(a)	13,301	11,277,839
4.60%, 05/25/28 (Call 02/25/28)(a)	10,442	10,299,352
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)(a)	18,690	15,251,631
5.00%, 05/01/42(a)	11,352	10,583,222
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	10,458	8,356,298
1.63%, 05/01/30 (Call 02/01/30)	9,700	8,071,647
1.95%, 10/21/31 (Call 07/21/31)	13,846	11,340,047
2.63%, 07/29/29 (Call 04/29/29)(a)	10,077	9,084,128
2.63%, 10/21/41 (Call 04/21/41)	6,657	4,760,648
2.75%, 03/19/30 (Call 12/19/29)(a)	14,639	13,084,895
2.75%, 10/21/51 (Call 04/21/51)(a)	8,098	5,320,053
2.88%, 10/15/49 (Call 04/15/49)(a)	5,515	3,799,295
3.00%, 10/15/27 (Call 07/15/27)	14,500	13,674,012
3.45%, 10/06/46 (Call 04/06/46)(a)	5,751	4,454,349
3.60%, 02/18/28 (Call 01/18/28)	11,768	11,320,958
3.63%, 03/19/50 (Call 09/19/49)(a)	7,379	5,807,328
3.90%, 07/18/32 (Call 04/18/32)(a)	14,088	13,212,212
4.45%, 02/15/33 (Call 11/15/32)(a)	8,172	8,056,987
4.45%, 04/14/46 (Call 10/14/45)	7,999	7,235,204

		835,959,650
Biotechnology — 1.8%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)(a)	7,519	6,548,079
2.00%, 01/15/32 (Call 10/15/31)(a)	9,252	7,411,616
2.30%, 02/25/31 (Call 11/25/30)	10,573	8,824,900
2.45%, 02/21/30 (Call 11/21/29)(a)	11,027	9,582,484
2.77%, 09/01/53 (Call 03/01/53)(a)	10,722	6,535,466
2.80%, 08/15/41 (Call 02/15/41)	11,620	8,282,412
3.00%, 02/22/29 (Call 12/22/28)(a)	8,886	8,147,604
3.00%, 01/15/52 (Call 07/15/51)(a)	14,643	9,794,534
3.15%, 02/21/40 (Call 08/21/39)(a)	20,084	15,052,462
3.20%, 11/02/27 (Call 08/02/27)	5,368	5,039,245
3.35%, 02/22/32 (Call 11/22/31)	9,537	8,413,602
3.38%, 02/21/50 (Call 08/21/49)(a)	22,644	16,230,153
4.05%, 08/18/29 (Call 06/18/29)	10,108	9,659,088
4.20%, 03/01/33 (Call 12/01/32)(a)	6,994	6,461,098
4.20%, 02/22/52 (Call 08/22/51)	10,963	8,835,128
4.40%, 05/01/45 (Call 11/01/44)	21,869	18,599,372

Security	Par (000)	Value

Biotechnology (continued)
4.40%, 02/22/62 (Call 08/22/61)	$9,644	$7,748,112
4.56%, 06/15/48 (Call 12/15/47)(a)	14,094	12,178,709
4.66%, 06/15/51 (Call 12/15/50)	33,210	28,785,578
4.88%, 03/01/53 (Call 09/01/52)(a)	10,829	9,693,563
5.15%, 03/02/28 (Call 02/02/28)	30,946	30,984,955
5.25%, 03/02/30 (Call 01/02/30)	22,524	22,710,895
5.25%, 03/02/33 (Call 12/02/32)(a)	37,438	37,277,372
5.60%, 03/02/43 (Call 09/02/42)(a)	25,917	25,917,345
5.65%, 03/02/53 (Call 09/02/52)	39,543	39,456,784
5.75%, 03/02/63 (Call 09/02/62)(a)	26,960	26,936,054
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	23,017	19,247,448
3.15%, 05/01/50 (Call 11/01/49)(a)	15,456	10,193,257
5.20%, 09/15/45 (Call 03/15/45)(a)	12,144	11,427,673
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	7,492	6,590,256
1.65%, 10/01/30 (Call 07/01/30)(a)	9,174	7,482,648
2.60%, 10/01/40 (Call 04/01/40)	7,306	5,106,000
2.80%, 10/01/50 (Call 04/01/50)(a)	11,227	7,232,064
2.95%, 03/01/27 (Call 12/01/26)	2,924	2,760,503
4.00%, 09/01/36 (Call 03/01/36)(a)	2,268	2,008,827
4.15%, 03/01/47 (Call 09/01/46)	17,731	14,672,378
4.50%, 02/01/45 (Call 08/01/44)	14,327	12,592,399
4.60%, 09/01/35 (Call 03/01/35)(a)	2,495	2,359,948
4.75%, 03/01/46 (Call 09/01/45)(a)	19,197	17,448,000
4.80%, 04/01/44 (Call 10/01/43)	15,237	13,966,457
5.25%, 10/15/33 (Call 07/15/33)(a)	4,816	4,872,083
5.55%, 10/15/53 (Call 04/15/53)(a)	8,364	8,522,701
5.65%, 12/01/41 (Call 06/01/41)(a)	8,004	8,155,096
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	11,114	8,984,162
2.80%, 09/15/50 (Call 03/15/50)	6,538	4,068,880
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)(a)	12,677	11,286,362
2.20%, 09/02/30 (Call 06/02/30)	11,929	9,820,207
3.30%, 09/02/40 (Call 03/02/40)(a)	13,151	9,570,108
3.55%, 09/02/50 (Call 03/02/50)(a)	11,615	7,902,328

		601,376,395

Building Materials — 0.3%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)(a)	6,846	5,833,963
2.72%, 02/15/30 (Call 11/15/29)(a)	21,415	18,754,570
3.38%, 04/05/40 (Call 10/05/39)(a)	11,257	8,650,711
3.58%, 04/05/50 (Call 10/05/49)(a)	16,467	12,102,973
5.90%, 03/15/34 (Call 12/15/33)(a)	9,056	9,392,635
6.20%, 03/15/54 (Call 09/15/53)(a)	14,568	15,832,332
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	9,003	7,503,820
3.20%, 07/15/51 (Call 01/15/51)	8,607	5,939,801
Trane Technologies Financing Ltd., 3.80%, 03/21/29 (Call 12/21/28)(a)	9,823	9,282,004
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	8,762	7,985,406

		101,278,215

Chemicals — 1.2%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)(a)	12,201	10,373,916
2.70%, 05/15/40 (Call 11/15/39)	7,108	5,116,060
2.80%, 05/15/50 (Call 11/15/49)(a)	7,202	4,783,050
4.60%, 02/08/29 (Call 01/08/29)	11,250	11,109,404

36	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.85%, 02/08/34 (Call 11/08/33)	$9,864	$9,654,233
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)(a)	18,048	18,319,870
6.33%, 07/15/29 (Call 05/15/29)(a)	11,371	11,674,889
6.35%, 11/15/28 (Call 10/15/28)(a)	11,053	11,373,894
6.38%, 07/15/32 (Call 04/15/32)	9,172	9,395,670
6.55%, 11/15/30 (Call 09/15/30)	10,505	10,923,212
6.70%, 11/15/33 (Call 08/15/33)(a)	10,628	11,145,838
CF Industries Inc.
4.95%, 06/01/43(a)	7,196	6,378,491
5.15%, 03/15/34	11,238	10,867,346
5.38%, 03/15/44(a)	6,177	5,761,030
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	10,747	8,975,487
3.60%, 11/15/50 (Call 05/15/50)	12,134	8,820,066
4.38%, 11/15/42 (Call 05/15/42)	12,290	10,338,363
5.25%, 11/15/41 (Call 05/15/41)	8,186	7,709,434
5.55%, 11/30/48 (Call 05/30/48)	6,482	6,302,971
6.90%, 05/15/53 (Call 11/15/52)(a)	7,737	8,853,286
7.38%, 11/01/29(a)	9,409	10,438,718
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)(a)	22,467	22,349,415
5.32%, 11/15/38 (Call 05/15/38)	18,319	18,027,746
5.42%, 11/15/48 (Call 05/15/48)	18,614	18,255,632
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)(a)	6,968	5,898,854
5.63%, 02/20/34 (Call 11/20/33)	4,010	3,983,162
Ecolab Inc., 2.70%, 12/15/51 (Call 06/15/51)	8,476	5,370,472
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)(a)	2,176	1,829,717
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)(a)	9,103	7,984,424
5.25%, 07/15/43	6,849	6,278,576
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)(a)	7,137	5,288,945
3.63%, 04/01/51 (Call 10/01/50)(a)	9,854	6,854,035
4.20%, 10/15/49 (Call 04/15/49)	8,325	6,431,068
4.20%, 05/01/50 (Call 11/01/49)	9,142	7,057,558
5.50%, 03/01/34 (Call 12/01/33)	6,850	6,795,139
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)(a)	12,142	9,992,748
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)	12,599	12,133,045
4.90%, 03/27/28 (Call 02/27/28)(a)	9,739	9,659,299
5.00%, 04/01/49 (Call 10/01/48)(a)	5,449	4,916,752
5.80%, 03/27/53 (Call 09/27/52)(a)	6,793	6,807,788
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	12,412	11,159,624
3.45%, 06/01/27 (Call 03/01/27)	14,302	13,628,700
4.50%, 06/01/47 (Call 12/01/46)(a)	9,640	8,275,517

		397,293,444

Commercial Services — 0.6%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)(a)	10,983	8,873,173
1.70%, 05/15/28 (Call 03/15/28)	4,979	4,440,178
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)(a)	9,776	7,983,485
5.10%, 12/15/27 (Call 11/15/27)(a)	6,600	6,574,134
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)(a)	10,451	9,011,963
2.90%, 11/15/31 (Call 08/15/31)(a)	6,306	5,255,713

Security	Par (000)	Value

Commercial Services (continued)
3.20%, 08/15/29 (Call 05/15/29)(a)	$12,311	$10,960,533
4.15%, 08/15/49 (Call 02/15/49)	1,589	1,210,228
5.40%, 08/15/32 (Call 05/15/32)(a)	7,039	6,937,790
5.95%, 08/15/52 (Call 02/15/52)(a)	1,907	1,875,236
Massachusetts Institute of Technology, 5.60%, (a)	5,358	5,760,402
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)(a)	11,941	10,173,462
2.85%, 10/01/29 (Call 07/01/29)	14,813	13,195,183
3.25%, 06/01/50 (Call 12/01/49)(a)	8,928	6,210,688
4.40%, 06/01/32 (Call 03/01/32)(a)	11,594	11,110,265
5.05%, 06/01/52 (Call 12/01/51)(a)	9,098	8,531,080
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	18,534	16,051,973
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)(a)	10,667	9,530,979
4.00%, 03/18/29 (Call 12/18/28)(a)	9,274	8,853,945
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(a)	1,850	1,723,312
2.70%, 03/01/29 (Call 01/01/29)(a)	15,005	13,574,548
2.90%, 03/01/32 (Call 12/01/31)	17,692	15,224,564
3.70%, 03/01/52 (Call 09/01/51)(a)	1,817	1,400,547
4.25%, 05/01/29 (Call 02/01/29)(a)	10,954	10,618,014
5.25%, 09/15/33 (Call 06/15/33)(a)(c)	10,491	10,592,816

		205,674,211

Computers — 2.5%
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	11,508	9,327,776
1.40%, 08/05/28 (Call 06/05/28)	19,487	17,013,607
1.65%, 05/11/30 (Call 02/11/30)	16,681	13,928,385
1.65%, 02/08/31 (Call 11/08/30)(a)	26,285	21,604,285
1.70%, 08/05/31 (Call 05/05/31)(a)	8,477	6,902,789
2.20%, 09/11/29 (Call 06/11/29)(a)	15,697	13,856,765
2.38%, 02/08/41 (Call 08/08/40)(a)	17,100	12,019,275
2.40%, 08/20/50 (Call 02/20/50)(a)	14,234	8,855,064
2.55%, 08/20/60 (Call 02/20/60)(a)	18,269	11,228,904
2.65%, 05/11/50 (Call 11/11/49)	25,260	16,496,563
2.65%, 02/08/51 (Call 08/08/50)	26,831	17,267,653
2.70%, 08/05/51 (Call 02/05/51)(a)	18,818	12,218,616
2.80%, 02/08/61 (Call 08/08/60)	15,256	9,661,385
2.85%, 08/05/61 (Call 02/05/61)	13,600	8,623,915
2.90%, 09/12/27 (Call 06/12/27)(a)	17,525	16,521,915
2.95%, 09/11/49 (Call 03/11/49)	13,737	9,572,392
3.00%, 06/20/27 (Call 03/20/27)(a)	6,220	5,895,371
3.00%, 11/13/27 (Call 08/13/27)(a)	13,076	12,359,382
3.20%, 05/11/27 (Call 02/11/27)	9,578	9,135,863
3.25%, 08/08/29 (Call 06/08/29)(a)	8,289	7,749,446
3.35%, 08/08/32 (Call 05/08/32)(a)	12,899	11,691,614
3.45%, 02/09/45	20,272	16,113,846
3.75%, 09/12/47 (Call 03/12/47)	10,816	8,805,789
3.75%, 11/13/47 (Call 05/13/47)(a)	12,271	9,992,857
3.85%, 05/04/43	30,911	26,407,561
3.85%, 08/04/46 (Call 02/04/46)	22,047	18,368,839
3.95%, 08/08/52 (Call 02/08/52)	17,350	14,419,455
4.00%, 05/10/28 (Call 04/10/28)(a)	13,727	13,407,945
4.10%, 08/08/62 (Call 02/08/62)	13,495	11,263,560
4.25%, 02/09/47 (Call 08/09/46)(a)	10,781	9,591,101
4.30%, 05/10/33 (Call 02/10/33)(a)	9,041	8,909,513
4.38%, 05/13/45	21,791	19,865,419
4.45%, 05/06/44(a)	11,650	10,857,163
4.50%, 02/23/36 (Call 08/23/35)(a)	4,321	4,245,357

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.65%, 02/23/46 (Call 08/23/45)	$39,926	$37,627,991
4.85%, 05/10/53 (Call 11/10/52)(a)	13,386	13,039,841
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(a)	8,774	6,420,875
3.45%, 12/15/51 (Call 06/15/51)(a)	8,350	5,726,777
5.25%, 02/01/28 (Call 01/01/28)(a)	12,863	12,965,126
5.30%, 10/01/29 (Call 07/01/29)	17,512	17,553,502
5.75%, 02/01/33 (Call 11/01/32)(a)	12,490	12,847,800
6.20%, 07/15/30 (Call 04/15/30)	8,504	8,902,938
8.10%, 07/15/36 (Call 01/15/36)(a)	9,094	10,927,219
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	4,547	4,718,014
6.35%, 10/15/45 (Call 04/15/45)(a)	14,152	14,614,112
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)(a)	10,293	8,594,353
3.00%, 06/17/27 (Call 04/17/27)	3,964	3,700,348
4.00%, 04/15/29 (Call 02/15/29)(a)	11,570	11,006,948
4.75%, 01/15/28 (Call 12/15/27)	12,155	12,040,716
5.50%, 01/15/33 (Call 10/15/32)(a)	12,396	12,405,244
6.00%, 09/15/41(a)	9,562	9,768,401
IBM International Capital Pte Ltd.
4.90%, 02/05/34 (Call 11/05/33)	8,803	8,531,075
5.25%, 02/05/44 (Call 08/05/43)	8,700	8,338,759
5.30%, 02/05/54 (Call 08/05/53)	14,200	13,680,166
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	5,891	5,315,162
1.95%, 05/15/30 (Call 02/15/30)(a)	14,638	12,231,710
2.95%, 05/15/50 (Call 11/15/49)	8,667	5,655,477
3.50%, 05/15/29(a)	27,644	25,839,853
4.00%, 06/20/42	9,814	8,156,402
4.15%, 07/27/27 (Call 06/27/27)	6,551	6,380,772
4.15%, 05/15/39(a)	18,111	15,757,975
4.25%, 05/15/49	28,044	23,445,031
4.40%, 07/27/32 (Call 04/27/32)(a)	7,374	7,041,048
4.50%, 02/06/28 (Call 01/06/28)(a)	9,884	9,746,555
4.75%, 02/06/33 (Call 11/06/32)(a)	6,863	6,676,589
4.90%, 07/27/52 (Call 01/27/52)	7,678	7,072,600
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(a)	9,125	7,467,020
4.38%, 05/15/30 (Call 02/15/30)	5,935	5,587,508
5.75%, 03/15/33 (Call 12/15/32)(a)	1,609	1,628,103

		805,591,380

Cosmetics & Personal Care — 0.6%
Haleon U.S. Capital LLC
3.38%, 03/24/27 (Call 02/24/27)(a)	6,911	6,565,483
3.38%, 03/24/29 (Call 01/24/29)(a)	12,414	11,461,120
3.63%, 03/24/32 (Call 12/24/31)(a)	22,627	20,263,730
4.00%, 03/24/52 (Call 09/24/51)(a)	8,062	6,431,541
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(a)	11,059	10,906,443
5.00%, 03/22/30 (Call 01/22/30)	11,457	11,480,937
5.05%, 03/22/28 (Call 02/22/28)(a)	14,180	14,266,967
5.05%, 03/22/53 (Call 09/22/52)(a)	11,429	10,949,206
5.10%, 03/22/43 (Call 09/22/42)(a)	9,765	9,444,396
5.20%, 03/22/63 (Call 09/22/62)	9,216	8,903,748
Procter & Gamble Co. (The)
1.20%, 10/29/30	10,843	8,727,494
1.95%, 04/23/31(a)	8,226	6,921,109
2.30%, 02/01/32(a)	7,376	6,282,380
2.85%, 08/11/27(a)	3,932	3,713,156
3.00%, 03/25/30	13,752	12,585,858

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
4.05%, 01/26/33(a)	$8,414	$8,088,881
4.55%, 01/29/34(a)	9,037	8,897,950
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	5,749	4,629,043
2.13%, 09/06/29 (Call 06/06/29)(a)	7,717	6,713,006
2.90%, 05/05/27 (Call 02/05/27)	3,913	3,694,444
3.50%, 03/22/28 (Call 12/22/27)(a)	12,662	12,097,571
5.00%, 12/08/33 (Call 09/08/33)(a)	8,087	8,093,831
5.90%, 11/15/32	9,825	10,448,521

		211,566,815
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)(a)	39,260	35,230,758
3.30%, 01/30/32 (Call 10/30/31)	36,814	31,093,535
3.40%, 10/29/33 (Call 07/29/33)(a)	12,117	10,060,499
3.65%, 07/21/27 (Call 04/21/27)	7,861	7,392,060
3.85%, 10/29/41 (Call 04/29/41)(a)	18,358	14,103,258
5.10%, 01/19/29 (Call 12/19/28)(a)	12,157	11,956,886
5.75%, 06/06/28 (Call 05/06/28)(a)	13,081	13,166,327
6.15%, 09/30/30 (Call 07/30/30)(a)	7,193	7,430,575
Air Lease Corp.
2.88%, 01/15/32 (Call 10/15/31)(a)	5,447	4,517,398
3.13%, 12/01/30 (Call 09/01/30)	6,965	6,006,860
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	8,615	7,326,090
4.75%, 06/09/27 (Call 05/09/27)(a)	1,451	1,409,300
7.10%, 11/15/27 (Call 10/15/27)(a)	7,320	7,623,435
8.00%, 11/01/31(a)	21,597	23,690,544
American Express Co.
2.55%, 03/04/27 (Call 02/01/27)	1,359	1,262,301
3.30%, 05/03/27 (Call 04/03/27)	2,460	2,330,228
4.05%, 05/03/29 (Call 03/03/29)(a)	11,705	11,335,307
4.05%, 12/03/42	9,308	8,004,066
5.85%, 11/05/27 (Call 10/05/27)	24,873	25,539,318
Ameriprise Financial Inc., 5.15%, 05/15/33 (Call 02/15/33)(a)	8,118	8,107,318
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	7,413	5,223,877
3.90%, 01/25/28 (Call 10/25/27)(a)	12,729	12,209,228
4.35%, 04/15/30 (Call 01/15/30)	9,301	8,826,960
4.70%, 09/20/47 (Call 03/20/47)(a)	8,718	7,447,901
4.85%, 03/29/29 (Call 12/29/28)(a)	8,747	8,628,246
5.97%, 03/04/54 (Call 09/04/53)	2,175	2,192,994
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)(a)	2,757	2,618,038
3.75%, 03/09/27 (Call 02/09/27)	1,344	1,281,039
3.80%, 01/31/28 (Call 12/31/27)	17,448	16,507,441
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)(a)	6,750	5,340,495
1.95%, 12/01/31 (Call 09/01/31)(a)	8,025	6,354,153
2.00%, 03/20/28 (Call 01/20/28)(a)	19,138	16,980,022
2.30%, 05/13/31 (Call 02/13/31)(a)	8,597	7,121,158
2.45%, 03/03/27 (Call 02/03/27)(a)	5,585	5,172,805
2.90%, 03/03/32 (Call 12/03/31)(a)	8,932	7,571,911
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)(a)	6,839	5,847,117
5.30%, 09/15/43 (Call 03/15/43)	8,082	8,146,318
Discover Financial Services, 6.70%, 11/29/32 (Call 08/29/32)(a)	6,392	6,682,578

38	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)(a)	$15,319	$11,817,565
2.10%, 06/15/30 (Call 03/15/30)(a)	13,529	11,328,600
2.65%, 09/15/40 (Call 03/15/40)(a)	12,288	8,696,782
3.00%, 06/15/50 (Call 12/15/49)(a)	12,741	8,543,678
3.00%, 09/15/60 (Call 03/15/60)(a)	15,572	9,687,511
4.00%, 09/15/27 (Call 08/15/27)	19,292	18,609,655
4.25%, 09/21/48 (Call 03/21/48)(a)	11,612	9,850,728
4.35%, 06/15/29 (Call 04/15/29)(a)	15,178	14,737,691
4.60%, 03/15/33 (Call 12/15/32)(a)	15,001	14,339,355
4.95%, 06/15/52 (Call 12/15/51)(a)	12,869	12,011,730
5.20%, 06/15/62 (Call 12/15/61)(a)	10,363	9,926,952
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)(a)	8,480	6,933,989
4.15%, 01/23/30(a)	12,054	11,213,013
5.88%, 07/21/28 (Call 06/21/28)	13,534	13,801,482
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)(a)	9,965	8,178,634
2.95%, 06/01/29 (Call 03/01/29)(a)	13,189	12,105,020
3.30%, 03/26/27 (Call 01/26/27)	6,678	6,401,134
3.35%, 03/26/30 (Call 12/26/29)	14,061	12,981,872
3.65%, 06/01/49 (Call 12/01/48)	8,426	6,691,225
3.85%, 03/26/50 (Call 09/26/49)	14,076	11,578,516
4.85%, 03/09/33 (Call 12/09/32)	9,002	8,992,535
4.88%, 03/09/28 (Call 02/09/28)(a)	10,488	10,605,338
Nasdaq Inc.
5.35%, 06/28/28 (Call 05/28/28)	15,487	15,640,264
5.55%, 02/15/34 (Call 11/15/33)	13,009	13,098,525
5.95%, 08/15/53 (Call 02/15/53)(a)	7,329	7,526,547
6.10%, 06/28/63 (Call 12/28/62)(a)	7,736	8,028,888
Nomura Holdings Inc.
2.17%, 07/14/28(a)	11,236	9,779,838
2.61%, 07/14/31	10,387	8,533,688
2.68%, 07/16/30	9,819	8,298,764
3.00%, 01/22/32	10,988	9,142,616
3.10%, 01/16/30	14,542	12,744,937
6.07%, 07/12/28	12,284	12,562,117
6.18%, 01/18/33(a)	2,800	2,935,162
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(a)	7,749	5,741,115
4.95%, 07/15/46(a)	7,842	7,197,999
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	6,230	4,869,875
3.95%, 12/01/27 (Call 09/01/27)	11,367	10,527,150
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	9,790	7,721,786
1.90%, 04/15/27 (Call 02/15/27)(a)	4,062	3,738,777
2.00%, 08/15/50 (Call 02/15/50)(a)	16,410	9,514,664
2.05%, 04/15/30 (Call 01/15/30)	16,581	14,210,008
2.70%, 04/15/40 (Call 10/15/39)	10,349	7,612,256
2.75%, 09/15/27 (Call 06/15/27)(a)	13,666	12,792,458
3.65%, 09/15/47 (Call 03/15/47)	7,891	6,294,484
4.15%, 12/14/35 (Call 06/14/35)(a)	9,139	8,563,259
4.30%, 12/14/45 (Call 06/14/45)	33,459	29,844,873

		847,691,399

Electric — 3.9%
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)(a)	17,208	14,039,811
5.45%, 06/01/28 (Call 05/01/28)(a)	13,280	13,236,944
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	4,252	3,824,302

Security	Par (000)	Value

Electric (continued)
American Electric Power Co. Inc.
5.20%, 01/15/29 (Call 12/15/28)	$13,107	$13,087,754
5.63%, 03/01/33 (Call 12/01/32)(a)	4,581	4,612,864
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)(a)	12,738	11,868,374
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)(a)	14,800	9,467,098
3.70%, 07/15/30 (Call 04/15/30)(a)	6,859	6,329,253
3.80%, 07/15/48 (Call 01/15/48)	8,212	6,226,619
4.25%, 10/15/50 (Call 04/15/50)(a)	8,700	6,988,491
4.45%, 01/15/49 (Call 07/15/48)	9,561	8,062,811
4.50%, 02/01/45 (Call 08/01/44)	7,519	6,668,838
4.60%, 05/01/53 (Call 11/01/52)(a)	8,484	7,238,433
5.15%, 11/15/43 (Call 05/15/43)(a)	7,646	7,325,216
6.13%, 04/01/36	13,805	14,565,495
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	7,206	5,788,738
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)(a)	3,761	3,057,574
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	3,763	3,161,694
3.60%, 06/15/61 (Call 12/15/60)(a)	10,331	7,429,724
4.45%, 03/15/44 (Call 09/15/43)	5,421	4,694,516
4.63%, 12/01/54 (Call 06/01/54)	881	756,377
5.90%, 11/15/53 (Call 05/15/53)(a)	10,724	11,259,392
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	16,728	13,391,363
Constellation Energy Generation LLC
5.60%, 03/01/28 (Call 02/01/28)	9,934	10,064,417
5.60%, 06/15/42 (Call 12/15/41)(a)	7,268	7,048,008
6.25%, 10/01/39	8,674	8,959,885
6.50%, 10/01/53 (Call 04/01/53)	8,498	9,311,859
Dominion Energy Inc.
5.38%, 11/15/32 (Call 08/15/32)(a)	6,566	6,508,085
Series C, 2.25%, 08/15/31 (Call 05/15/31)	13,639	11,018,059
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	17,235	15,493,974
DTE Energy Co.
4.88%, 06/01/28 (Call 05/01/28)(a)	11,567	11,396,287
5.10%, 03/01/29 (Call 02/01/29)(a)	10,225	10,112,659
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)(a)	9,206	6,347,197
4.95%, 01/15/33 (Call 10/15/32)	10,260	10,097,515
5.30%, 02/15/40	8,084	7,877,830
5.35%, 01/15/53 (Call 07/15/52)	9,846	9,554,347
5.40%, 01/15/54 (Call 07/15/53)	9,081	8,844,804
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)(a)	2,544	2,177,193
2.55%, 06/15/31 (Call 03/15/31)(a)	7,924	6,607,382
3.15%, 08/15/27 (Call 05/15/27)	5,581	5,224,341
3.30%, 06/15/41 (Call 12/15/40)(a)	9,836	7,228,571
3.50%, 06/15/51 (Call 12/15/50)(a)	9,265	6,363,039
3.75%, 09/01/46 (Call 03/01/46)(a)	13,249	9,865,260
4.30%, 03/15/28 (Call 02/15/28)	6,719	6,526,229
4.50%, 08/15/32 (Call 05/15/32)(a)	9,396	8,813,863
5.00%, 08/15/52 (Call 02/15/52)	9,815	8,684,589
6.10%, 09/15/53 (Call 03/15/53)(a)	6,068	6,308,085
Duke Energy Florida LLC, 6.40%, 06/15/38	8,422	9,088,095
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	8,191	6,654,097
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)	3,824	3,102,225

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Eversource Energy
5.13%, 05/15/33 (Call 02/15/33)(a)	$4,110	$3,961,068
5.45%, 03/01/28 (Call 02/01/28)(a)	14,605	14,688,333
5.95%, 02/01/29 (Call 01/01/29)(a)	12,109	12,406,674
Exelon Corp.
4.05%, 04/15/30 (Call 01/15/30)(a)	10,769	10,099,168
4.45%, 04/15/46 (Call 10/15/45)(a)	7,509	6,275,677
4.70%, 04/15/50 (Call 10/15/49)	6,839	5,921,209
5.15%, 03/15/28 (Call 02/15/28)	17,115	17,059,460
5.30%, 03/15/33 (Call 12/15/32)(a)	4,928	4,877,933
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)(a)	13,675	11,386,348
2.88%, 12/04/51 (Call 06/04/51)(a)	14,516	9,446,258
3.15%, 10/01/49 (Call 04/01/49)(a)	8,139	5,605,244
3.95%, 03/01/48 (Call 09/01/47)(a)	9,873	7,988,428
4.40%, 05/15/28 (Call 03/15/28)(a)	8,953	8,790,133
4.80%, 05/15/33 (Call 02/15/33)(a)	7,336	7,158,851
5.05%, 04/01/28 (Call 03/01/28)(a)	10,889	10,970,958
5.10%, 04/01/33 (Call 01/01/33)	6,877	6,855,009
5.30%, 04/01/53 (Call 10/01/52)(a)	7,363	7,258,306
Georgia Power Co.
4.30%, 03/15/42(a)	11,102	9,497,748
4.65%, 05/16/28 (Call 03/16/28)(a)	8,131	8,008,649
4.95%, 05/17/33 (Call 11/17/32)	8,699	8,518,536
5.13%, 05/15/52 (Call 11/15/51)(a)	8,018	7,579,160
5.25%, 03/15/34 (Call 09/15/33)	5,630	5,598,261
Series A, 3.25%, 03/15/51 (Call 09/15/50)(a)	6,487	4,446,176
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	6,718	6,341,404
4.25%, 07/15/49 (Call 01/15/49)(a)	9,667	8,095,880
5.85%, 09/15/54 (Call 03/15/54)(a)	10,011	10,531,125
National Grid PLC
5.42%, 01/11/34 (Call 10/11/33)(a)	10,859	10,587,762
5.81%, 06/12/33 (Call 03/12/33)	4,136	4,174,041
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	18,777	16,429,659
2.25%, 06/01/30 (Call 03/01/30)(a)	17,114	14,400,396
2.44%, 01/15/32 (Call 10/15/31)(a)	9,143	7,429,027
2.75%, 11/01/29 (Call 08/01/29)(a)	5,604	4,942,440
3.55%, 05/01/27 (Call 02/01/27)	9,713	9,242,108
4.63%, 07/15/27 (Call 06/15/27)	9,976	9,815,317
4.90%, 02/28/28 (Call 01/28/28)	13,640	13,546,700
4.90%, 03/15/29 (Call 02/15/29)	10,300	10,174,450
5.00%, 07/15/32 (Call 04/15/32)(a)	8,311	8,083,776
5.05%, 02/28/33 (Call 11/28/32)(a)	6,007	5,843,207
5.25%, 03/15/34 (Call 12/15/33)(a)	9,325	9,121,532
5.25%, 02/28/53 (Call 08/28/52)	10,040	9,304,784
5.55%, 03/15/54 (Call 09/15/53)	14,928	14,455,548
Northern States Power Co./MN, 5.10%, 05/15/53 (Call 11/15/52)(a)	7,380	6,985,293
Oncor Electric Delivery Co. LLC
4.95%, 09/15/52 (Call 03/15/52)	3,959	3,674,954
5.65%, 11/15/33 (Call 08/15/33)	3,521	3,631,431
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	9,270	8,305,950
2.50%, 02/01/31 (Call 11/01/30)(a)	16,067	13,155,067
3.00%, 06/15/28 (Call 04/15/28)(a)	7,877	7,131,763
3.25%, 06/01/31 (Call 03/01/31)(a)	6,749	5,779,730
3.30%, 12/01/27 (Call 09/01/27)(a)	9,932	9,179,831
3.30%, 08/01/40 (Call 02/01/40)(a)	11,979	8,610,648
3.50%, 08/01/50 (Call 02/01/50)	20,406	13,689,896

Security	Par (000)	Value

Electric (continued)
3.75%, 07/01/28	$9,034	$8,400,816
3.95%, 12/01/47 (Call 06/01/47)	9,790	7,093,962
4.50%, 07/01/40 (Call 01/01/40)(a)	17,814	14,935,897
4.55%, 07/01/30 (Call 01/01/30)(a)	25,129	23,611,510
4.95%, 07/01/50 (Call 01/01/50)(a)	27,652	23,449,709
5.55%, 05/15/29 (Call 04/15/29)	6,375	6,378,662
5.80%, 05/15/34 (Call 02/15/34)	6,375	6,378,805
6.10%, 01/15/29 (Call 12/15/28)	8,185	8,377,254
6.15%, 01/15/33 (Call 10/15/32)(a)	6,730	6,870,180
6.40%, 06/15/33 (Call 03/15/33)(a)	9,161	9,501,276
6.70%, 04/01/53 (Call 10/01/52)(a)	9,389	10,016,529
6.75%, 01/15/53 (Call 07/15/52)(a)	10,334	11,044,602
6.95%, 03/15/34 (Call 12/15/33)(a)	6,482	7,003,038
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)(a)	14,629	8,859,735
5.35%, 12/01/53 (Call 06/01/53)	12,393	11,371,692
5.50%, 05/15/54 (Call 11/15/53)(a)	11,991	11,114,434
PacifiCorp.
5.45%, 02/15/34 (Call 11/15/33)(a)	9,338	9,197,187
5.80%, 01/15/55 (Call 07/15/54)(a)	13,498	13,023,286
PPL Electric Utilities Corp., 5.25%, 05/15/53 (Call 11/15/52)	3,785	3,689,327
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)(a)	5,908	4,754,550
5.25%, 04/01/53 (Call 10/01/52)	5,879	5,540,557
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)(a)	2,372	1,931,520
San Diego Gas & Electric Co.
5.35%, 04/01/53 (Call 10/01/52)(a)	8,944	8,669,823
Series VVV, 1.70%, 10/01/30 (Call 07/01/30) .	5,770	4,696,723
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	4,884	3,242,730
Sempra
3.25%, 06/15/27 (Call 03/15/27)(a)	4,643	4,368,638
3.40%, 02/01/28 (Call 11/01/27)(a)	8,515	8,003,304
3.80%, 02/01/38 (Call 08/01/37)	12,880	10,550,933
4.00%, 02/01/48 (Call 08/01/47)	8,643	6,708,061
6.00%, 10/15/39	7,153	7,226,719
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	11,303	8,267,783
4.00%, 04/01/47 (Call 10/01/46)	17,322	13,519,230
4.65%, 10/01/43 (Call 04/01/43)	8,318	7,200,547
5.20%, 06/01/34 (Call 03/01/34)	8,520	8,328,952
5.30%, 03/01/28 (Call 02/01/28)	8,474	8,560,008
5.85%, 11/01/27 (Call 10/01/27)	8,512	8,713,716
5.95%, 11/01/32 (Call 08/01/32)(a)	2,328	2,422,722
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)(a)	7,267	4,648,734
Series C, 4.13%, 03/01/48 (Call 09/01/47)	12,536	10,001,945
Southern Co. (The)
4.40%, 07/01/46 (Call 01/01/46)	20,808	17,482,178
4.85%, 06/15/28 (Call 04/15/28)	9,283	9,192,792
5.20%, 06/15/33 (Call 12/15/32)(a)	7,187	7,068,477
5.50%, 03/15/29 (Call 01/15/29)	300	304,035
5.70%, 03/15/34 (Call 09/15/33)	500	508,444
Series A, 3.70%, 04/30/30 (Call 01/30/30)	5,470	5,043,063
Series B, 4.00%, 01/15/51 (Call 10/15/25), (5-year CMT + 3.733%)(a)(b)	15,103	14,511,502
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	9,021	5,226,314
2.95%, 11/15/51 (Call 05/15/51)	6,580	4,215,616

40	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.00%, 04/01/33 (Call 01/01/33)(a)	$6,079	$5,954,121
5.45%, 04/01/53 (Call 10/01/52)(a)	6,121	5,970,167
Series A, 3.50%, 03/15/27 (Call 12/15/26)	2,270	2,173,709
Xcel Energy Inc.
5.45%, 08/15/33 (Call 02/15/33)(a)	6,200	6,083,632
5.50%, 03/15/34 (Call 09/15/33)	6,850	6,696,203

		1,277,526,231

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28 (Call 10/21/28)(a)	11,088	9,771,084
2.20%, 12/21/31 (Call 09/21/31)(a)	8,382	6,946,415
2.80%, 12/21/51 (Call 06/21/51)(a)	6,549	4,202,958

		20,920,457

Electronics — 0.3%
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	3,848	3,155,504
2.80%, 02/15/30 (Call 11/15/29)	11,257	10,030,899
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	2,329	2,087,886
1.75%, 09/01/31 (Call 06/01/31)	12,269	9,842,360
1.95%, 06/01/30 (Call 03/01/30)(a)	11,660	9,852,419
2.70%, 08/15/29 (Call 05/15/29)(a)	8,145	7,326,855
2.80%, 06/01/50 (Call 12/01/49)(a)	2,519	1,748,036
4.25%, 01/15/29 (Call 12/15/28)(a)	8,029	7,851,384
4.50%, 01/15/34 (Call 10/15/33)	11,248	10,792,895
5.00%, 02/15/33 (Call 11/15/32)(a)	11,297	11,322,270
5.00%, 03/01/35 (Call 12/01/34)	6,375	6,364,187
5.25%, 03/01/54 (Call 09/01/53)	6,375	6,349,023

		86,723,718

Entertainment — 0.5%
Warnermedia Holdings Inc.
3.76%, 03/15/27 (Call 02/15/27)	9,092	8,596,305
4.05%, 03/15/29 (Call 01/15/29)(a)	6,692	6,195,684
4.28%, 03/15/32 (Call 12/15/31)(a)	37,827	33,312,053
5.05%, 03/15/42 (Call 09/15/41)(a)	41,536	34,835,342
5.14%, 03/15/52 (Call 09/15/51)(a)	64,689	52,442,447
5.39%, 03/15/62 (Call 09/15/61)(a)	29,655	23,958,310

		159,340,141

Environmental Control — 0.3%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)	5,559	4,359,666
3.95%, 05/15/28 (Call 02/15/28)	10,031	9,654,872
4.88%, 04/01/29 (Call 03/01/29)	11,047	11,002,249
5.00%, 04/01/34 (Call 01/01/34)(a)	6,080	5,976,615
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)(a)	3,981	2,628,102
4.20%, 01/15/33 (Call 10/15/32)(a)	5,577	5,206,573
5.00%, 03/01/34 (Call 12/01/33)	7,846	7,683,662
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)(a)	7,469	5,925,629
3.15%, 11/15/27 (Call 08/15/27)(a)	10,561	9,944,966
4.15%, 04/15/32 (Call 01/15/32)(a)	9,299	8,758,461
4.63%, 02/15/30 (Call 12/15/29)	9,273	9,124,485
4.88%, 02/15/29 (Call 01/15/29)(a)	8,463	8,467,865
4.88%, 02/15/34 (Call 11/15/33)	11,355	11,103,494

		99,836,639

Food — 1.4%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)(a)	10,928	10,549,336

Security	Par (000)	Value

Food (continued)
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	$14,788	$12,861,082
4.85%, 11/01/28 (Call 08/01/28)(a)	12,973	12,735,633
5.30%, 11/01/38 (Call 05/01/38)	11,686	11,036,305
5.40%, 11/01/48 (Call 05/01/48)(a)	12,109	11,173,555
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)(a)	8,239	7,291,920
4.20%, 04/17/28 (Call 01/17/28)(a)	20,789	20,201,206
4.95%, 03/29/33 (Call 12/29/32)(a)	8,725	8,543,893
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)(a)	6,459	5,700,906
1.80%, 06/11/30 (Call 03/11/30)(a)	10,857	9,006,777
J M Smucker Co. (The)
5.90%, 11/15/28 (Call 10/15/28)(a)	6,521	6,717,523
6.50%, 11/15/53 (Call 05/15/53)(a)	13,309	14,468,315
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (Call 12/15/33)(c)	15,845	16,336,670
7.25%, 11/15/53 (Call 05/15/53)(a)(c)	9,112	9,613,132
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)	9,764	7,825,530
3.63%, 01/15/32 (Call 01/15/27)(a)	7,353	6,183,959
4.38%, 02/02/52 (Call 08/02/51)(a)	9,940	7,155,407
5.13%, 02/01/28 (Call 01/01/28)	5,441	5,324,445
5.50%, 01/15/30 (Call 01/15/25)(a)	12,865	12,488,892
5.75%, 04/01/33 (Call 01/01/33)	19,352	18,769,184
6.50%, 12/01/52 (Call 06/01/52)(a)	16,783	16,202,236
Kraft Heinz Foods Co.
3.88%, 05/15/27 (Call 02/15/27)(a)	5,091	4,916,393
4.38%, 06/01/46 (Call 12/01/45)	29,450	24,328,333
4.88%, 10/01/49 (Call 04/01/49)(a)	15,118	13,497,994
5.00%, 06/04/42	14,636	13,506,458
5.20%, 07/15/45 (Call 01/15/45)(a)	20,542	19,189,400
5.50%, 06/01/50 (Call 12/01/49)(a)	8,493	8,254,124
6.88%, 01/26/39(a)	10,982	12,315,087
Kroger Co. (The)
3.95%, 01/15/50 (Call 07/15/49)(a)	4,532	3,542,351
4.45%, 02/01/47 (Call 08/01/46)(a)	8,537	7,229,980
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)(a)	2,526	2,389,986
Mondelez International Inc.
2.63%, 03/17/27 (Call 02/17/27)	2,323	2,165,694
2.63%, 09/04/50 (Call 03/04/50)(a)	11,291	7,076,965
2.75%, 04/13/30 (Call 01/13/30)	11,672	10,298,136
3.00%, 03/17/32 (Call 12/17/31)(a)	5,820	4,999,279
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)(a)	6,044	4,092,557
3.25%, 07/15/27 (Call 04/15/27)	6,043	5,701,630
5.95%, 04/01/30 (Call 01/01/30)(a)	11,910	12,413,601
6.60%, 04/01/50 (Call 10/01/49)	9,623	10,856,147
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	9,116	8,638,389
4.35%, 03/01/29 (Call 12/01/28)(a)	15,374	14,774,014
4.55%, 06/02/47 (Call 12/02/46)	6,673	5,403,636
5.10%, 09/28/48 (Call 03/28/48)(a)	16,441	14,501,514
5.70%, 03/15/34 (Call 12/15/33)	4,475	4,517,751

		444,795,325

Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)(a)	7,248	6,175,121

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
CenterPoint Energy Resources Corp., 5.25%, 03/01/28 (Call 02/01/28)(a)	$7,114	$7,155,261
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)(a)	10,787	8,551,985
2.95%, 09/01/29 (Call 06/01/29)(a)	10,537	9,472,738
3.49%, 05/15/27 (Call 02/15/27)	3,894	3,702,530
3.60%, 05/01/30 (Call 02/01/30)(a)	12,860	11,768,505
3.95%, 03/30/48 (Call 09/30/47)	8,593	6,602,109
4.38%, 05/15/47 (Call 11/15/46)(a)	10,591	8,719,513
4.80%, 02/15/44 (Call 08/15/43)	5,593	4,961,350
5.25%, 03/30/28 (Call 02/29/28)(a)	11,812	11,860,960

		78,970,072

Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/28 (Call 03/15/28)(a)(c)	13,253	13,330,132
6.30%, 02/15/30 (Call 12/15/29)(a)(c)	8,570	8,707,531
6.40%, 04/15/33 (Call 01/15/33)(a)(c)	13,002	13,348,046
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	9,376	7,877,020
2.75%, 11/15/50 (Call 05/15/50)(a)	7,380	4,280,022

		47,542,751

Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	17,425	17,020,592
4.90%, 11/30/46 (Call 05/30/46)(a)	25,596	24,597,866
Baxter International Inc.
2.27%, 12/01/28 (Call 10/01/28)(a)	16,239	14,218,751
2.54%, 02/01/32 (Call 11/01/31)(a)	17,936	14,689,238
3.13%, 12/01/51 (Call 06/01/51)(a)	9,331	6,077,255
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)(a)	13,542	11,838,360
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	9,264	5,815,407
2.80%, 12/10/51 (Call 06/10/51)(a)	9,119	5,921,154
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)(a)	12,058	10,722,749
3.25%, 11/15/39 (Call 05/15/39)	5,620	4,457,367
3.40%, 11/15/49 (Call 05/15/49)(a)	6,896	5,131,936
GE HealthCare Technologies Inc.
5.65%, 11/15/27 (Call 10/15/27)	20,067	20,368,954
5.86%, 03/15/30 (Call 01/15/30)(a)	16,125	16,665,649
5.91%, 11/22/32 (Call 08/22/32)(a)	16,983	17,634,132
6.38%, 11/22/52 (Call 05/22/52)(a)	8,179	9,058,320
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(a)	4,043	3,795,971
3.63%, 03/15/32 (Call 12/15/31)(a)	18,364	16,015,714
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)(a)	16,751	16,377,935
4.50%, 03/30/33 (Call 12/30/32)(a)	10,381	9,978,969
Medtronic Inc.
4.38%, 03/15/35(a)	21,388	20,144,504
4.63%, 03/15/45(a)	10,213	9,410,970
Solventum Corp.
5.40%, 03/01/29 (Call 02/01/29)(c)	9,300	9,271,110
5.45%, 03/13/31 (Call 01/13/31)(a)(c)	11,050	10,950,516
5.60%, 03/23/34 (Call 12/23/33)(a)(c)	11,799	11,717,091
5.90%, 04/30/54 (Call 10/30/53)(c)	12,260	11,983,520
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)(a)	10,691	8,938,714
4.63%, 03/15/46 (Call 09/15/45)(a)	13,776	12,500,103

Security	Par (000)	Value

Health Care - Products (continued)
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)(a)	$15,775	$12,859,080
2.60%, 10/01/29 (Call 07/01/29)	12,146	10,832,745
2.80%, 10/15/41 (Call 04/15/41)(a)	3,060	2,192,190
4.10%, 08/15/47 (Call 02/15/47)(a)	1,973	1,652,083
4.98%, 08/10/30 (Call 06/10/30)(a)	9,275	9,282,216
5.00%, 01/31/29 (Call 12/31/28)(a)	14,163	14,238,503
5.09%, 08/10/33 (Call 05/10/33)(a)	12,987	13,036,632
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)(a)	8,185	6,835,659

		396,231,955

Health Care - Services — 3.1%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)(a)	5,325	3,960,768
6.63%, 06/15/36(a)	10,759	11,640,357
Ascension Health
3.95%, 11/15/46	3,043	2,558,649
Series B, 2.53%, 11/15/29 (Call 08/15/29)	7,557	6,704,078
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)(a)	22,065	19,465,280
2.50%, 03/01/31 (Call 12/01/30)	19,364	15,898,237
2.63%, 08/01/31 (Call 05/01/31)	14,044	11,491,784
3.00%, 10/15/30 (Call 07/15/30)	20,973	17,905,514
3.38%, 02/15/30 (Call 02/15/25)(a)	17,035	15,026,574
4.25%, 12/15/27 (Call 03/18/24)(a)	24,977	23,795,838
4.63%, 12/15/29 (Call 12/15/24)(a)	33,635	31,837,209
CommonSpirit Health
3.35%, 10/01/29 (Call 04/01/29)	6,010	5,463,648
4.19%, 10/01/49 (Call 04/01/49)(a)	1,685	1,359,751
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)(a)	8,694	7,388,764
2.55%, 03/15/31 (Call 12/15/30)(a)	8,840	7,494,967
2.88%, 09/15/29 (Call 06/15/29)(a)	9,616	8,639,027
3.13%, 05/15/50 (Call 11/15/49)(a)	10,859	7,423,902
3.60%, 03/15/51 (Call 09/15/50)(a)	12,096	8,988,799
3.65%, 12/01/27 (Call 09/01/27)	16,793	16,039,243
3.70%, 09/15/49 (Call 03/15/49)	8,458	6,416,427
4.10%, 03/01/28 (Call 12/01/27)(a)	15,095	14,620,342
4.38%, 12/01/47 (Call 06/01/47)	13,577	11,498,441
4.55%, 03/01/48 (Call 09/01/47)	8,432	7,306,507
4.63%, 05/15/42	5,883	5,254,433
4.65%, 01/15/43(a)	9,210	8,248,332
4.65%, 08/15/44 (Call 02/15/44)(a)	7,619	6,784,629
4.75%, 02/15/33 (Call 11/15/32)(a)	9,334	9,016,417
5.13%, 02/15/53 (Call 08/15/52)(a)	10,507	9,920,346
6.10%, 10/15/52 (Call 04/15/52)(a)	7,486	8,030,342
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)(a)	6,836	5,539,151
3.50%, 09/01/30 (Call 03/01/30)(a)	22,386	19,963,504
3.50%, 07/15/51 (Call 01/15/51)(a)	16,864	11,400,376
4.13%, 06/15/29 (Call 03/15/29)	18,008	16,923,756
4.63%, 03/15/52 (Call 09/15/51)	19,640	16,072,787
5.13%, 06/15/39 (Call 12/15/38)	10,634	9,853,381
5.20%, 06/01/28 (Call 05/01/28)(a)	9,915	9,875,139
5.25%, 06/15/49 (Call 12/15/48)	19,130	17,171,861
5.45%, 04/01/31 (Call 02/01/31)(a)	5,282	5,255,115
5.50%, 06/01/33 (Call 03/01/33)(a)	10,176	10,095,882
5.50%, 06/15/47 (Call 12/15/46)(a)	14,736	13,727,539
5.60%, 04/01/34 (Call 01/01/34)	10,015	9,957,113
5.63%, 09/01/28 (Call 03/01/28)(a)	12,863	12,957,977
5.88%, 02/01/29 (Call 08/01/28)(a)	11,357	11,558,360

42	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.90%, 06/01/53 (Call 12/01/52)	$9,787	$9,608,519
6.00%, 04/01/54 (Call 10/01/53)(a)	6,288	6,230,184
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)	7,081	5,592,068
3.70%, 03/23/29 (Call 02/23/29)(a)	11,693	10,926,502
4.95%, 10/01/44 (Call 04/01/44)	4,599	4,145,452
5.50%, 03/15/53 (Call 09/15/52)(a)	5,302	5,134,173
5.88%, 03/01/33 (Call 12/01/32)(a)	6,542	6,703,666
5.95%, 03/15/34 (Call 12/15/33)(a)	10,892	11,238,573
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)(a)	3,688	3,714,775
6.25%, 02/01/29 (Call 01/01/29)(a)	14,424	14,841,921
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)(a)	5,909	5,096,570
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)(a)	1,926	1,417,544
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)(a)	15,268	11,133,659
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)(a)	3,655	2,519,177
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	9,486	8,460,589
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51 (Call 04/01/51)(a)	1,767	1,051,875
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	9,227	8,128,978
6.40%, 11/30/33 (Call 08/30/33)(a)	8,552	9,110,848
UnitedHealth Group Inc.
2.00%, 05/15/30(a)	9,457	7,948,504
2.30%, 05/15/31 (Call 02/15/31)	13,777	11,542,525
2.75%, 05/15/40 (Call 11/15/39)(a)	10,605	7,656,305
2.88%, 08/15/29(a)	5,515	5,005,937
2.90%, 05/15/50 (Call 11/15/49)(a)	14,372	9,560,336
2.95%, 10/15/27(a)	9,936	9,322,852
3.05%, 05/15/41 (Call 11/15/40)	16,016	11,874,022
3.13%, 05/15/60 (Call 11/15/59)	8,090	5,274,490
3.25%, 05/15/51 (Call 11/15/50)	19,476	13,689,215
3.50%, 08/15/39 (Call 02/15/39)	13,211	10,625,516
3.70%, 08/15/49 (Call 02/15/49)	11,876	9,103,537
3.75%, 10/15/47 (Call 04/15/47)	11,322	8,801,995
3.85%, 06/15/28(a)	11,374	10,952,741
3.88%, 12/15/28(a)	8,418	8,084,167
3.88%, 08/15/59 (Call 02/15/59)(a)	11,430	8,763,719
4.00%, 05/15/29 (Call 03/15/29)(a)	10,514	10,116,928
4.20%, 05/15/32 (Call 02/15/32)(a)	14,272	13,428,697
4.20%, 01/15/47 (Call 07/15/46)	8,785	7,426,277
4.25%, 01/15/29 (Call 12/15/28)(a)	10,214	9,937,318
4.25%, 03/15/43 (Call 09/15/42)(a)	8,846	7,719,308
4.25%, 06/15/48 (Call 12/15/47)	10,841	9,082,017
4.45%, 12/15/48 (Call 06/15/48)(a)	11,785	10,325,869
4.50%, 04/15/33 (Call 01/15/33)	14,715	14,111,229
4.63%, 07/15/35	11,494	11,093,074
4.75%, 07/15/45	17,696	16,275,498
4.75%, 05/15/52 (Call 11/15/51)	17,853	16,248,022
4.95%, 05/15/62 (Call 11/15/61)	9,241	8,517,723
5.05%, 04/15/53 (Call 10/15/52)(a)	17,275	16,389,357
5.20%, 04/15/63 (Call 10/15/62)	14,594	13,903,122
5.25%, 02/15/28 (Call 01/15/28)(a)	10,642	10,818,494
5.30%, 02/15/30 (Call 12/15/29)(a)	13,495	13,769,154
5.35%, 02/15/33 (Call 11/15/32)(a)	18,364	18,705,060

Security	Par (000)	Value

Health Care - Services (continued)
5.80%, 03/15/36(a)	$9,508	$10,027,881
5.88%, 02/15/53 (Call 08/15/52)(a)	18,205	19,434,218
6.05%, 02/15/63 (Call 08/15/62)	14,315	15,518,482
6.88%, 02/15/38	8,601	9,985,732
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(a)	7,544	6,288,663

		1,012,913,603

Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.88%, 06/15/28 (Call 04/15/28)	8,751	7,659,671
5.88%, 03/01/29 (Call 02/01/29)	10,513	10,277,569
Blackstone Private Credit Fund, 3.25%, 03/15/27 (Call 02/15/27)	3,008	2,749,125
Blue Owl Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	5,075	4,430,657
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)(a)	7,498	6,428,485

		31,545,507

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	6,668	6,044,037

Insurance — 1.9%
Allstate Corp. (The), 5.25%, 03/30/33 (Call 12/30/32)(a)	7,286	7,253,599
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)(a)	10,302	8,843,919
4.75%, 04/01/48 (Call 10/01/47)(a)	8,184	7,424,400
4.80%, 07/10/45 (Call 01/10/45)	4,515	4,131,342
5.13%, 03/27/33 (Call 12/27/32)(a)	7,284	7,170,593
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	12,558	10,914,793
3.75%, 05/02/29 (Call 02/02/29)(a)	11,611	10,891,474
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52 (Call 08/28/51)	2,798	2,122,359
5.35%, 02/28/33 (Call 11/28/32)(a)	9,683	9,654,074
Aon North America Inc.
5.15%, 03/01/29 (Call 02/01/29)	8,660	8,660,693
5.45%, 03/01/34 (Call 12/01/33)	8,950	8,958,144
5.75%, 03/01/54 (Call 09/01/53)	5,955	5,981,976
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	8,845	6,517,873
Arthur J Gallagher & Co., 3.50%, 05/20/51 (Call 11/20/50)	6,057	4,202,125
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	8,402	8,045,974
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	8,462	6,895,298
2.30%, 03/15/27 (Call 02/15/27)(a)	2,471	2,308,528
2.50%, 01/15/51 (Call 07/15/50)(a)	9,444	5,829,022
2.85%, 10/15/50 (Call 04/15/50)	18,743	12,391,580
2.88%, 03/15/32 (Call 12/15/31)(a)	9,884	8,633,882
3.85%, 03/15/52 (Call 09/15/51)	26,011	20,592,688
4.20%, 08/15/48 (Call 02/15/48)	23,307	20,259,747
4.25%, 01/15/49 (Call 07/15/48)(a)	19,418	17,108,019
5.75%, 01/15/40	6,928	7,471,974
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	11,680	11,070,283
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	2,800	2,640,694
4.70%, 06/22/47 (Call 12/22/46)(a)	1,514	1,169,882
Chubb Corp. (The), 6.00%, 05/11/37	10,048	10,780,272

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)(a)	$9,606	$7,774,814
3.05%, 12/15/61 (Call 06/15/61)	3,313	2,203,132
4.35%, 11/03/45 (Call 05/03/45)(a)	9,021	7,963,777
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)	7,389	7,005,858
3.85%, 04/05/29 (Call 02/05/29)	19,382	17,971,669
3.90%, 04/05/32 (Call 01/05/32)	16,921	14,860,252
4.40%, 04/05/52 (Call 10/05/51)	9,602	7,661,348
5.75%, 01/15/34 (Call 10/15/33)(a)	8,406	8,399,522
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	19,888	19,148,401
5.00%, 04/20/48 (Call 10/20/47)(a)	10,526	9,550,520
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)(a)	8,660	5,523,629
3.50%, 10/15/50 (Call 04/15/50)(a)	9,717	6,794,645
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32 (Call 05/16/32)	5,602	5,512,043
Hartford Financial Services Group Inc. (The),
3.60%, 08/19/49 (Call 02/19/49)	3,563	2,671,826
Manulife Financial Corp.
3.70%, 03/16/32 (Call 12/16/31)(a)	12,604	11,487,376
5.38%, 03/04/46(a)	7,180	7,040,399
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	7,133	6,023,585
4.38%, 03/15/29 (Call 12/15/28)(a)	14,962	14,606,000
4.90%, 03/15/49 (Call 09/15/48)	11,215	10,363,068
5.70%, 09/15/53 (Call 03/15/53)(a)	8,751	9,001,133
MetLife Inc.
4.05%, 03/01/45	10,746	8,837,436
4.13%, 08/13/42	6,345	5,376,228
4.55%, 03/23/30 (Call 12/23/29)(a)	9,816	9,611,287
4.60%, 05/13/46 (Call 11/13/45)(a)	6,885	6,122,797
4.88%, 11/13/43	8,933	8,219,389
5.00%, 07/15/52 (Call 01/15/52)(a)	9,917	9,247,572
5.25%, 01/15/54 (Call 07/15/53)(a)	10,613	10,253,554
5.38%, 07/15/33 (Call 04/15/33)(a)	8,325	8,361,249
5.70%, 06/15/35	10,749	11,117,319
5.88%, 02/06/41	7,950	8,310,270
6.38%, 06/15/34(a)	8,612	9,269,473
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	1,965	1,647,056
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	13,973	10,639,422
3.91%, 12/07/47 (Call 06/07/47)	7,596	5,980,449
3.94%, 12/07/49 (Call 06/07/49)	10,267	8,062,987
4.35%, 02/25/50 (Call 08/25/49)	9,496	8,008,123
4.60%, 05/15/44	8,318	7,397,914
5.70%, 12/14/36(a)	9,793	10,136,089
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)(a)	7,257	4,959,815
5.35%, 11/01/40	6,118	6,174,976
5.45%, 05/25/53 (Call 11/25/52)(a)	6,373	6,499,422
6.25%, 06/15/37(a)	9,992	10,971,612
Willis North America Inc.
4.65%, 06/15/27 (Call 05/15/27)	3,259	3,199,278
5.35%, 05/15/33 (Call 02/15/33)	8,935	8,784,195
5.90%, 03/05/54 (Call 09/05/53)	6,725	6,677,748

		613,353,864

Security	Par (000)	Value

Internet — 2.3%
Alphabet Inc.
0.80%, 08/15/27 (Call 06/15/27)(a)	$6,152	$5,431,968
1.10%, 08/15/30 (Call 05/15/30)(a)	23,124	18,736,508
1.90%, 08/15/40 (Call 02/15/40)(a)	12,816	8,474,636
2.05%, 08/15/50 (Call 02/15/50)	22,649	13,364,828
2.25%, 08/15/60 (Call 02/15/60)(a)	15,853	9,092,414
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	9,404	8,412,749
1.50%, 06/03/30 (Call 03/03/30)	17,821	14,751,383
1.65%, 05/12/28 (Call 03/12/28)(a)	20,720	18,361,627
2.10%, 05/12/31 (Call 02/12/31)	26,379	22,155,535
2.50%, 06/03/50 (Call 12/03/49)(a)	25,615	16,077,672
2.70%, 06/03/60 (Call 12/03/59)(a)	20,343	12,509,562
2.88%, 05/12/41 (Call 11/12/40)	23,684	17,779,700
3.10%, 05/12/51 (Call 11/12/50)(a)	34,050	23,950,198
3.15%, 08/22/27 (Call 05/22/27)	30,552	28,992,873
3.25%, 05/12/61 (Call 11/12/60)	15,168	10,447,482
3.30%, 04/13/27 (Call 03/13/27)(a)	9,181	8,799,479
3.45%, 04/13/29 (Call 02/13/29)(a)	15,296	14,502,583
3.60%, 04/13/32 (Call 01/13/32)(a)	18,079	16,663,385
3.88%, 08/22/37 (Call 02/22/37)	25,934	23,088,249
3.95%, 04/13/52 (Call 10/13/51)(a)	26,601	21,968,226
4.05%, 08/22/47 (Call 02/22/47)(a)	37,065	31,699,304
4.10%, 04/13/62 (Call 10/13/61)(a)	9,823	8,115,241
4.25%, 08/22/57 (Call 02/22/57)	19,893	17,080,343
4.55%, 12/01/27 (Call 11/01/27)	20,753	20,677,104
4.65%, 12/01/29 (Call 10/01/29)(a)	11,666	11,670,251
4.70%, 12/01/32 (Call 09/01/32)(a)	19,878	19,751,665
4.80%, 12/05/34 (Call 06/05/34)(a)	9,892	9,859,471
4.95%, 12/05/44 (Call 06/05/44)(a)	17,760	17,464,616
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	13,971	13,726,132
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)(a)	8,026	6,796,914
2.70%, 03/11/30 (Call 12/11/29)(a)	12,524	10,947,421
3.60%, 06/05/27 (Call 03/05/27)(a)	1,704	1,627,888
3.65%, 05/10/51 (Call 11/10/50)(a)	6,545	4,734,145
4.00%, 07/15/42 (Call 01/15/42)	6,506	5,158,036
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)(a)	12,758	11,365,899
3.80%, 02/15/28 (Call 11/15/27)	9,174	8,683,108
4.63%, 08/01/27 (Call 05/01/27)	2,556	2,502,643
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(a)	20,089	19,242,578
3.85%, 08/15/32 (Call 05/15/32)(a)	33,906	31,373,120
4.45%, 08/15/52 (Call 02/15/52)	29,239	25,519,217
4.60%, 05/15/28 (Call 04/15/28)	16,489	16,420,940
4.65%, 08/15/62 (Call 02/15/62)	14,631	12,916,209
4.80%, 05/15/30 (Call 03/15/30)	15,049	15,060,087
4.95%, 05/15/33 (Call 02/15/33)(a)	19,902	19,914,660
5.60%, 05/15/53 (Call 11/15/52)(a)	26,186	27,073,129
5.75%, 05/15/63 (Call 11/15/62)(a)	15,403	16,066,500
Netflix Inc.
4.88%, 04/15/28(a)	14,834	14,810,458
5.88%, 11/15/28	23,262	24,081,092
6.38%, 05/15/29(a)	3,158	3,354,219

		741,253,447

44	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)(a)	$17,093	$17,760,311
6.80%, 11/29/32 (Call 08/29/32)(a)	9,525	10,065,051

		27,825,362

Lodging — 0.2%
Marriott International Inc./MD
4.90%, 04/15/29 (Call 03/15/29)(a)	8,584	8,480,803
5.00%, 10/15/27 (Call 09/15/27)	13,998	13,939,732
5.30%, 05/15/34 (Call 02/15/34)	4,267	4,197,126
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a).	9,797	9,493,285
Series GG, 3.50%, 10/15/32 (Call 07/15/32)(a)	7,545	6,586,224
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	6,927	5,906,146
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	11,982	11,663,159

		60,266,475

Machinery — 0.5%
Caterpillar Financial Services Corp., 1.10%, 09/14/27(a)	10,368	9,136,631
Caterpillar Inc.
2.60%, 04/09/30 (Call 01/09/30)	9,808	8,723,643
3.25%, 09/19/49 (Call 03/19/49)(a)	10,140	7,444,272
3.25%, 04/09/50 (Call 10/09/49)(a)	13,048	9,623,303
3.80%, 08/15/42	15,752	13,142,807
5.20%, 05/27/41(a)	6,781	6,781,490
Deere & Co.
3.75%, 04/15/50 (Call 10/15/49)(a)	6,596	5,390,017
3.90%, 06/09/42 (Call 12/09/41)(a)	9,570	8,186,974
John Deere Capital Corp.
4.15%, 09/15/27(a)	13,257	12,993,668
4.50%, 01/16/29	9,249	9,105,642
4.70%, 06/10/30(a)	11,253	11,165,870
4.75%, 01/20/28(a)	12,566	12,559,556
4.95%, 07/14/28(a)	16,036	16,135,973
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)(a)	16,476	14,382,339
3.11%, 02/15/40 (Call 08/15/39)(a)	5,297	4,035,479
3.36%, 02/15/50 (Call 08/15/49)(a)	7,380	5,341,498
5.25%, 08/16/28 (Call 07/16/28)(a)	11,639	11,728,811
Westinghouse Air Brake Technologies Corp.,
4.70%, 09/15/28 (Call 06/15/28)(a)	13,689	13,358,589

		179,236,562

Machinery - Diversified — 0.0%
John Deere Capital Corp., 5.15%, 09/08/33(a)	8,129	8,252,511

Manufacturing — 0.4%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	11,517	10,018,130
2.88%, 10/15/27 (Call 07/15/27)(a)	11,859	10,970,551
3.25%, 08/26/49 (Call 02/26/49)(a)	8,742	6,022,486
3.38%, 03/01/29 (Call 12/01/28)(a)	9,856	9,070,086
4.00%, 09/14/48 (Call 03/14/48)(a)	9,202	7,399,634
Eaton Corp.
4.15%, 03/15/33 (Call 12/15/32)(a)	10,500	9,869,104
4.15%, 11/02/42	6,222	5,407,866
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	9,671	9,047,441
General Electric Co.
5.88%, 01/14/38(a)	9,759	10,372,708
6.75%, 03/15/32(a)	11,083	12,303,147

Security	Par (000)	Value

Manufacturing (continued)
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	$5,620	$4,757,971
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	7,698	7,088,973
4.00%, 06/14/49 (Call 12/14/48)	7,682	6,269,550
4.25%, 09/15/27 (Call 08/15/27)(a)	16,844	16,470,934
4.50%, 09/15/29 (Call 07/15/29)(a)	13,151	12,853,972
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	6,663	5,657,029

		143,579,582

Media — 3.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)(a)	2,557	2,158,940
2.30%, 02/01/32 (Call 11/01/31)(a)	6,622	5,027,301
2.80%, 04/01/31 (Call 01/01/31)	8,179	6,607,733
3.50%, 06/01/41 (Call 12/01/40)(a)	13,359	8,843,630
3.50%, 03/01/42 (Call 09/01/41)(a)	14,665	9,605,384
3.70%, 04/01/51 (Call 10/01/50)	18,701	11,356,238
3.75%, 02/15/28 (Call 11/15/27)(a)	2,151	1,978,953
3.85%, 04/01/61 (Call 10/01/60)(a)	17,524	10,162,287
3.90%, 06/01/52 (Call 12/01/51)(a)	22,225	13,889,598
3.95%, 06/30/62 (Call 12/30/61)(a)	13,594	8,017,972
4.20%, 03/15/28 (Call 12/15/27)	4,233	3,968,135
4.40%, 04/01/33 (Call 01/01/33)(a)	6,842	5,975,204
4.40%, 12/01/61 (Call 06/01/61)(a)	12,612	8,064,695
4.80%, 03/01/50 (Call 09/01/49)	26,564	19,178,602
5.05%, 03/30/29 (Call 12/30/28)	2,545	2,432,948
5.13%, 07/01/49 (Call 01/01/49)(a)	12,363	9,362,281
5.25%, 04/01/53 (Call 10/01/52)(a)	14,859	11,558,424
5.38%, 04/01/38 (Call 10/01/37)	7,183	6,178,126
5.38%, 05/01/47 (Call 11/01/46)	23,173	18,299,570
5.50%, 04/01/63 (Call 10/01/62)	10,225	7,864,964
5.75%, 04/01/48 (Call 10/01/47)	23,104	19,201,868
6.38%, 10/23/35 (Call 04/23/35)(a)	16,891	16,365,823
6.48%, 10/23/45 (Call 04/23/45)	33,034	30,094,915
6.65%, 02/01/34 (Call 11/01/33)(a)	6,579	6,592,665
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	13,237	10,560,626
1.95%, 01/15/31 (Call 10/15/30)	10,237	8,402,539
2.45%, 08/15/52 (Call 02/15/52)(a)	18,843	10,789,519
2.65%, 02/01/30 (Call 11/01/29)	11,355	9,984,170
2.65%, 08/15/62 (Call 02/15/62)	9,656	5,370,959
2.80%, 01/15/51 (Call 07/15/50)	18,922	11,795,278
2.89%, 11/01/51 (Call 05/01/51)(a)	47,647	30,186,662
2.94%, 11/01/56 (Call 05/01/56)	58,835	36,186,561
2.99%, 11/01/63 (Call 05/01/63)(a)	36,481	21,767,738
3.15%, 02/15/28 (Call 11/15/27)	12,616	11,827,419
3.20%, 07/15/36 (Call 01/15/36)	11,043	8,910,900
3.25%, 11/01/39 (Call 05/01/39)	16,355	12,500,710
3.30%, 04/01/27 (Call 02/01/27)	1,581	1,508,259
3.40%, 04/01/30 (Call 01/01/30)	10,833	9,909,580
3.40%, 07/15/46 (Call 01/15/46)(a)	14,337	10,512,429
3.45%, 02/01/50 (Call 08/01/49)(a)	16,902	12,134,081
3.55%, 05/01/28 (Call 02/01/28)(a)	6,303	5,977,552
3.75%, 04/01/40 (Call 10/01/39)	18,903	15,486,617
3.90%, 03/01/38 (Call 09/01/37)(a)	10,031	8,602,781
3.97%, 11/01/47 (Call 05/01/47)(a)	20,147	15,957,127
4.00%, 08/15/47 (Call 02/15/47)	10,420	8,326,863
4.00%, 03/01/48 (Call 09/01/47)(a)	12,022	9,501,708

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.00%, 11/01/49 (Call 05/01/49)(a)	$18,509	$14,677,024
4.05%, 11/01/52 (Call 05/01/52)	9,643	7,580,439
4.15%, 10/15/28 (Call 07/15/28)	34,667	33,625,697
4.20%, 08/15/34 (Call 02/15/34)(a)	10,878	10,009,173
4.25%, 10/15/30 (Call 07/15/30)(a)	9,151	8,752,299
4.25%, 01/15/33	12,140	11,372,208
4.40%, 08/15/35 (Call 02/15/35)	8,763	8,121,389
4.55%, 01/15/29 (Call 12/15/28)	8,610	8,464,784
4.60%, 10/15/38 (Call 04/15/38)	10,146	9,329,666
4.60%, 08/15/45 (Call 02/15/45)	10,371	9,156,488
4.65%, 02/15/33 (Call 11/15/32)(a)	15,603	15,139,134
4.70%, 10/15/48 (Call 04/15/48)(a)	19,744	17,812,733
4.80%, 05/15/33 (Call 02/15/33)(a)	5,217	5,089,311
4.95%, 10/15/58 (Call 04/15/58)(a)	6,855	6,300,376
5.35%, 11/15/27 (Call 10/15/27)(a)	3,953	4,012,098
5.35%, 05/15/53 (Call 11/15/52)(a)	15,032	14,582,013
5.50%, 11/15/32 (Call 08/15/32)(a)	5,673	5,816,110
5.50%, 05/15/64 (Call 11/15/63)(a)	12,435	12,213,048
5.65%, 06/15/35	7,754	7,979,316
7.05%, 03/15/33(a)	2,528	2,839,151
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)(a)	4,379	3,847,109
3.95%, 03/20/28 (Call 12/20/27)(a)	9,116	8,517,061
4.00%, 09/15/55 (Call 03/15/55)(a)	17,860	11,754,118
4.13%, 05/15/29 (Call 02/15/29)(a)	2,222	2,057,243
4.65%, 05/15/50 (Call 11/15/49)(a)	9,271	7,037,279
5.20%, 09/20/47 (Call 03/20/47)(a)	10,845	8,819,864
5.30%, 05/15/49 (Call 11/15/48)(a)	6,323	5,176,952
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	21,523	21,010,193
5.48%, 01/25/39 (Call 07/25/38)	10,042	9,316,532
5.58%, 01/25/49 (Call 07/25/48)(a)	19,556	17,854,239
6.50%, 10/13/33 (Call 07/13/33)	17,272	18,126,743
Paramount Global
4.20%, 05/19/32 (Call 02/19/32)	2,391	1,949,229
4.38%, 03/15/43	10,007	6,690,788
4.95%, 01/15/31 (Call 10/15/30)(a)	5,002	4,384,271
4.95%, 05/19/50 (Call 11/19/49)(a)	6,178	4,393,554
5.85%, 09/01/43 (Call 03/01/43)	8,065	6,514,094
6.88%, 04/30/36(a)	8,409	7,714,765
7.88%, 07/30/30(a)	6,480	6,612,805
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33(a)	9,507	10,534,687
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)(a)	13,039	9,532,531
5.50%, 09/01/41 (Call 03/01/41)	12,149	9,990,995
5.88%, 11/15/40 (Call 05/15/40)	12,409	10,650,122
6.55%, 05/01/37	14,638	13,705,754
6.75%, 06/15/39(a)	12,974	12,206,310
7.30%, 07/01/38	14,862	14,830,732
TWDC Enterprises 18 Corp.
2.95%, 06/15/27(a)	8,802	8,345,130
4.13%, 06/01/44(a)	11,516	9,824,741
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)	16,807	14,493,500
2.20%, 01/13/28(a)	11,307	10,309,830
2.65%, 01/13/31(a)	33,216	28,861,376
2.75%, 09/01/49 (Call 03/01/49)(a)	21,382	13,786,746
3.50%, 05/13/40 (Call 11/13/39)	19,790	15,879,090
3.60%, 01/13/51 (Call 07/13/50)	28,967	21,965,340
3.80%, 03/22/30(a)	13,198	12,454,893

Security	Par (000)	Value

Media (continued)
3.80%, 05/13/60 (Call 11/13/59)	$8,668	$6,589,249
4.63%, 03/23/40 (Call 09/23/39)(a)	6,974	6,518,871
4.70%, 03/23/50 (Call 09/23/49)(a)	19,459	17,812,564
6.20%, 12/15/34(a)	11,177	12,177,699
6.40%, 12/15/35	11,342	12,492,696
6.65%, 11/15/37	14,088	15,904,370

		1,172,502,856

Mining — 0.7%
Barrick North America Finance LLC
5.70%, 05/30/41	7,429	7,523,805
5.75%, 05/01/43	7,458	7,614,863
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	7,039	7,220,525
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42(a)	9,384	8,090,809
4.75%, 02/28/28 (Call 01/28/28)(a)	13,330	13,241,883
4.90%, 02/28/33 (Call 11/28/32)(a)	5,399	5,327,076
5.00%, 09/30/43	21,973	20,982,758
5.25%, 09/08/30 (Call 07/08/30)(a)	11,908	11,996,702
5.25%, 09/08/33 (Call 06/08/33)	15,910	15,947,728
5.50%, 09/08/53 (Call 03/08/53)	6,965	7,087,472
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)(a)	13,282	12,647,652
5.40%, 11/14/34 (Call 05/14/34)(a)	10,320	10,021,654
5.45%, 03/15/43 (Call 09/15/42)(a)	16,230	15,092,162
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	17,545	14,711,546
2.60%, 07/15/32 (Call 04/15/32)(a)	9,819	8,078,795
4.88%, 03/15/42 (Call 09/15/41)(a)	10,599	9,748,612
6.25%, 10/01/39(a)	6,060	6,395,028
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	8,229	8,755,380
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	12,170	7,689,764
5.20%, 11/02/40	11,767	11,584,723
7.13%, 07/15/28	8,485	9,243,298
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	6,659	5,695,234
5.13%, 03/09/53 (Call 09/09/52)	9,940	9,538,696

		234,236,165

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)(a)	9,815	8,512,670

Oil & Gas — 3.7%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	9,120	7,510,019
2.72%, 01/12/32 (Call 10/12/31)(a)	14,434	12,228,287
2.77%, 11/10/50 (Call 05/10/50)	17,171	10,888,469
2.94%, 06/04/51 (Call 12/04/50)(a)	23,420	15,352,644
3.00%, 02/24/50 (Call 08/24/49)	21,255	14,167,797
3.00%, 03/17/52 (Call 09/17/51)(a)	12,626	8,357,153
3.06%, 06/17/41 (Call 12/17/40)	14,564	10,767,336
3.38%, 02/08/61 (Call 08/08/60)(a)	16,733	11,286,261
3.63%, 04/06/30 (Call 01/06/30)(a)	11,092	10,337,723
3.94%, 09/21/28 (Call 06/21/28)	12,291	11,808,103
4.23%, 11/06/28 (Call 08/06/28)(a)	19,733	19,186,238
4.70%, 04/10/29 (Call 03/10/29)(a)	10,937	10,795,323
4.81%, 02/13/33 (Call 11/13/32)(a)	21,145	20,621,619
4.89%, 09/11/33 (Call 06/11/33)(a)	14,525	14,220,171
4.99%, 04/10/34 (Call 01/10/34)(a)	13,694	13,447,234

46	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	$17,235	$16,302,898
3.72%, 11/28/28 (Call 08/28/28)	9,313	8,838,128
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)(a)	9,014	8,632,133
4.95%, 06/01/47 (Call 12/01/46)	3,411	2,954,376
6.25%, 03/15/38	15,077	15,486,464
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	7,754	5,521,892
6.75%, 11/15/39(a)	9,149	9,873,674
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)(a)	4,108	3,776,799
2.24%, 05/11/30 (Call 02/11/30)	13,998	12,114,006
3.08%, 05/11/50 (Call 11/11/49)(a)	11,510	8,112,909
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)(a)	12,319	10,887,377
2.34%, 08/12/50 (Call 02/12/50)(a)	9,529	5,714,171
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	8,322	6,765,134
3.80%, 03/15/52 (Call 09/15/51)	11,416	8,747,244
4.03%, 03/15/62 (Call 09/15/61)	14,409	11,175,813
4.30%, 11/15/44 (Call 05/15/44)	8,120	6,983,523
5.05%, 09/15/33 (Call 06/15/33)(a)	5,768	5,750,533
5.30%, 05/15/53 (Call 11/15/52)(a)	12,003	11,758,021
5.55%, 03/15/54 (Call 09/15/53)(a)	10,820	10,956,052
6.50%, 02/01/39	14,387	16,143,212
6.95%, 04/15/29(a)	10,018	10,972,099
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)(a)	14,340	13,786,452
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)(a)	7,707	6,520,130
5.00%, 06/15/45 (Call 12/15/44)(a)	5,544	4,789,501
5.60%, 07/15/41 (Call 01/15/41)(a)	12,572	11,796,931
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	8,203	7,191,479
3.50%, 12/01/29 (Call 09/01/29)(a)	18,331	16,842,455
4.25%, 03/15/52 (Call 09/15/51)	3,770	2,975,378
6.25%, 03/15/33 (Call 12/15/32)(a)	12,088	12,704,215
EOG Resources Inc.
4.38%, 04/15/30 (Call 01/15/30)(a)	9,544	9,256,532
4.95%, 04/15/50 (Call 10/15/49)	4,626	4,306,985
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)(a)	16,542	15,665,941
5.75%, 02/01/34 (Call 11/01/33)(a)	9,263	9,072,165
7.00%, 02/01/30 (Call 11/01/29)(a)	6,103	6,460,356
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)(a)	1,960	1,699,722
3.13%, 04/06/30 (Call 01/06/30)(a)	6,710	6,112,195
3.25%, 11/18/49 (Call 05/18/49)	2,075	1,488,994
3.63%, 09/10/28 (Call 06/10/28)(a)	2,586	2,474,598
3.70%, 04/06/50 (Call 10/06/49)(a)	3,874	3,022,768
3.95%, 05/15/43	3,630	3,030,487
4.80%, 11/08/43(a)	2,060	1,924,841
5.10%, 08/17/40	2,209	2,168,509
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)(a)	13,456	12,019,902
2.61%, 10/15/30 (Call 07/15/30)(a)	13,097	11,495,384
3.00%, 08/16/39 (Call 02/16/39)	9,442	7,234,524
3.10%, 08/16/49 (Call 02/16/49)(a)	17,485	12,227,191
3.29%, 03/19/27 (Call 01/19/27)(a)	3,611	3,473,916
3.45%, 04/15/51 (Call 10/15/50)	28,532	21,101,180

Security	Par (000)	Value

Oil & Gas (continued)
3.48%, 03/19/30 (Call 12/19/29)	$14,500	$13,528,472
3.57%, 03/06/45 (Call 09/06/44)(a)	11,307	8,856,584
4.11%, 03/01/46 (Call 09/01/45)	25,098	21,262,441
4.23%, 03/19/40 (Call 09/19/39)(a)	21,232	19,000,884
4.33%, 03/19/50 (Call 09/19/49)(a)	25,194	21,824,005
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)(a)	7,276	7,096,041
5.60%, 02/15/41(a)	12,659	12,744,789
6.00%, 01/15/40(a)	6,643	6,925,058
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(a)	9,306	9,036,033
6.60%, 10/01/37(a)	9,819	10,174,356
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	6,606	5,750,256
6.50%, 03/01/41 (Call 09/01/40)	12,567	13,326,782
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)(a)	12,513	12,839,276
6.45%, 09/15/36(a)	16,679	17,560,652
6.60%, 03/15/46 (Call 09/15/45)(a)	12,916	13,702,419
6.63%, 09/01/30 (Call 03/01/30)(a)	14,895	15,667,580
7.50%, 05/01/31	8,235	9,088,360
8.88%, 07/15/30 (Call 01/15/30)(a)	10,286	11,921,405
Ovintiv Inc., 6.50%, 08/15/34(a)	6,200	6,491,761
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	8,136	6,754,497
3.30%, 03/15/52 (Call 09/15/51)(a)	13,172	8,961,948
3.90%, 03/15/28 (Call 12/15/27)(a)	9,363	9,013,690
4.65%, 11/15/34 (Call 05/15/34)	9,737	9,141,370
4.88%, 11/15/44 (Call 05/15/44)(a)	14,884	13,581,465
5.88%, 05/01/42	13,107	13,520,519
Phillips 66 Co., 4.95%, 12/01/27 (Call 11/01/27)	9,284	9,253,405
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)(a)	7,569	6,300,672
2.15%, 01/15/31 (Call 10/15/30)(a)	3,791	3,169,742
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)(a)	11,340	9,991,193
2.75%, 04/06/30 (Call 01/06/30)(a)	14,097	12,536,496
3.00%, 11/26/51 (Call 05/26/51)	10,847	7,239,042
3.13%, 11/07/49 (Call 05/07/49)(a)	14,786	10,177,550
3.25%, 04/06/50 (Call 10/06/49)(a)	21,949	15,621,033
3.75%, 09/12/46	14,077	11,084,917
3.88%, 11/13/28 (Call 08/13/28)	15,053	14,533,518
4.00%, 05/10/46	22,361	18,346,668
4.13%, 05/11/35(a)	12,544	11,634,633
4.38%, 05/11/45	30,368	26,529,306
4.55%, 08/12/43(a)	14,662	13,309,643
5.50%, 03/25/40	10,223	10,472,835
6.38%, 12/15/38(a)	24,452	27,222,081
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	6,189	4,501,302
4.00%, 11/15/47 (Call 05/15/47)	4,500	3,434,436
6.50%, 06/15/38	11,788	12,316,025
6.80%, 05/15/38(a)	8,890	9,469,087
6.85%, 06/01/39	5,314	5,715,904
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	11,869	10,661,626
2.99%, 06/29/41 (Call 12/29/40)(a)	5,661	4,198,081
3.13%, 05/29/50 (Call 11/29/49)(a)	22,249	15,457,991
3.39%, 06/29/60 (Call 12/29/59)(a)	5,396	3,742,800
3.46%, 02/19/29 (Call 11/19/28)(a)	11,957	11,229,336
3.46%, 07/12/49 (Call 01/12/49)	7,427	5,551,180

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	$9,326	$8,963,486
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)(a)	5,102	3,595,935
6.63%, 06/15/37	12,839	13,741,320
7.50%, 04/15/32(a)	10,058	11,430,284

		1,228,485,736

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	10,420	10,057,958
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)(a)	15,587	14,686,572
4.08%, 12/15/47 (Call 06/15/47)(a)	11,976	9,660,722
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	7,767	6,897,372
4.75%, 08/01/43 (Call 02/01/43)	9,261	8,367,594
4.85%, 11/15/35 (Call 05/15/35)(a)	10,837	10,379,741
5.00%, 11/15/45 (Call 05/15/45)(a)	18,390	17,088,146
6.70%, 09/15/38	7,636	8,575,330
7.45%, 09/15/39(a)	10,042	12,051,804
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	8,941	7,850,269

		105,615,508

Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)(a)	4,968	4,193,676
Berry Global Inc., 5.65%, 01/15/34 (Call 10/15/33)(a)(c)	7,794	7,687,265
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)(a)	11,524	11,432,605

		23,313,546

Pharmaceuticals — 7.7%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	45,807	41,852,761
4.05%, 11/21/39 (Call 05/21/39)	39,386	34,421,284
4.25%, 11/14/28 (Call 08/14/28)(a)	12,790	12,487,239
4.25%, 11/21/49 (Call 05/21/49)(a)	55,981	48,003,288
4.30%, 05/14/36 (Call 11/14/35)(a)	7,284	6,769,646
4.40%, 11/06/42	25,322	22,569,618
4.45%, 05/14/46 (Call 11/14/45)	20,045	17,671,518
4.50%, 05/14/35 (Call 11/14/34)	22,206	21,130,648
4.55%, 03/15/35 (Call 09/15/34)	11,481	10,995,460
4.70%, 05/14/45 (Call 11/14/44)	26,291	24,223,268
4.75%, 03/15/45 (Call 09/15/44)	10,561	9,794,640
4.80%, 03/15/29 (Call 02/15/29)	19,575	19,471,382
4.85%, 06/15/44 (Call 12/15/43)	11,178	10,543,777
4.88%, 11/14/48 (Call 05/14/48)	17,859	16,854,213
4.95%, 03/15/31 (Call 01/15/31)	10,290	10,279,529
5.05%, 03/15/34 (Call 12/15/33)(a)	8,240	8,265,457
5.35%, 03/15/44 (Call 09/15/43)	5,885	5,931,489
5.40%, 03/15/54 (Call 09/15/53)(a)	4,305	4,367,947
5.50%, 03/15/64 (Call 09/15/63)	5,005	5,055,700
Astrazeneca Finance LLC
1.75%, 05/28/28 (Call 03/28/28)	17,856	15,783,708
2.25%, 05/28/31 (Call 02/28/31)(a)	9,091	7,626,166
4.85%, 02/26/29 (Call 01/26/29)	10,915	10,898,352
4.88%, 03/03/28 (Call 02/03/28)	14,862	14,833,276
4.90%, 02/26/31 (Call 12/26/30)	10,427	10,404,372
5.00%, 02/26/34 (Call 11/26/33)	9,994	10,020,947

Security	Par (000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)(a)	$14,033	$11,369,082
3.00%, 05/28/51 (Call 11/28/50)(a)	5,506	3,810,965
3.13%, 06/12/27 (Call 03/12/27)(a)	5,147	4,886,928
4.00%, 01/17/29 (Call 10/17/28)(a)	16,018	15,476,057
4.00%, 09/18/42(a)	8,214	6,993,373
4.38%, 11/16/45(a)	8,636	7,636,567
4.38%, 08/17/48 (Call 02/17/48)	4,756	4,225,216
6.45%, 09/15/37	22,088	24,825,706
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)(a)	17,872	14,541,435
2.82%, 05/20/30 (Call 02/20/30)(a)	12,816	11,234,638
3.70%, 06/06/27 (Call 03/06/27)	9,966	9,546,018
4.67%, 06/06/47 (Call 12/06/46)	13,729	12,127,188
4.69%, 02/13/28 (Call 01/13/28)	13,432	13,228,321
4.69%, 12/15/44 (Call 06/15/44)(a)	9,138	8,170,614
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	11,370	9,964,225
1.45%, 11/13/30 (Call 08/13/30)(a)	9,152	7,330,491
2.35%, 11/13/40 (Call 05/13/40)(a)	8,758	5,876,884
2.55%, 11/13/50 (Call 05/13/50)(a)	17,136	10,292,588
2.95%, 03/15/32 (Call 12/15/31)(a)	17,988	15,496,320
3.40%, 07/26/29 (Call 04/26/29)	21,113	19,688,405
3.55%, 03/15/42 (Call 09/15/41)(a)	11,596	9,137,680
3.70%, 03/15/52 (Call 09/15/51)(a)	21,052	15,972,845
3.90%, 02/20/28 (Call 11/20/27)	8,858	8,548,742
3.90%, 03/15/62 (Call 09/15/61)	9,449	6,970,056
4.13%, 06/15/39 (Call 12/15/38)	18,662	16,246,258
4.25%, 10/26/49 (Call 04/26/49)(a)	33,903	28,263,527
4.35%, 11/15/47 (Call 05/15/47)	11,733	9,938,332
4.55%, 02/20/48 (Call 08/20/47)(a)	11,274	9,914,897
4.90%, 02/22/29 (Call 01/22/29)(a)	7,540	7,527,962
5.10%, 02/22/31 (Call 12/22/30)	3,983	3,995,156
5.20%, 02/22/34 (Call 11/22/33)(a)	20,548	20,692,399
5.55%, 02/22/54 (Call 08/22/53)	27,016	27,329,367
5.65%, 02/22/64 (Call 08/22/63)	16,390	16,517,260
5.75%, 02/01/31 (Call 12/01/30)	9,292	9,683,470
5.90%, 11/15/33 (Call 08/15/33)(a)	7,898	8,348,286
6.25%, 11/15/53 (Call 05/15/53)	12,209	13,514,390
6.40%, 11/15/63 (Call 05/15/63)	11,363	12,599,710
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	5,291	5,012,704
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	11,610	9,912,400
3.45%, 12/15/27 (Call 09/15/27)(a)	6,018	5,700,036
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)	14,367	11,966,784
2.40%, 03/15/30 (Call 12/15/29)	12,479	10,681,165
3.20%, 03/15/40 (Call 09/15/39)	8,112	6,041,315
3.40%, 03/01/27 (Call 12/01/26)(a)	3,924	3,735,775
3.40%, 03/15/50 (Call 09/15/49)(a)	13,218	9,222,269
3.40%, 03/15/51 (Call 09/15/50)(a)	15,187	10,561,022
3.88%, 10/15/47 (Call 04/15/47)	8,889	6,827,768
4.38%, 10/15/28 (Call 07/15/28)	41,377	40,126,260
4.80%, 08/15/38 (Call 02/15/38)	15,749	14,593,627
4.80%, 07/15/46 (Call 01/16/46)(a)	13,928	12,466,068
4.90%, 12/15/48 (Call 06/15/48)	29,802	26,745,104
5.00%, 05/15/29 (Call 04/15/29)	10,336	10,259,375
5.13%, 05/15/31 (Call 03/15/31)	6,675	6,599,271
5.25%, 02/15/34 (Call 11/15/33)(a)	9,780	9,661,132
5.40%, 03/15/33 (Call 12/15/32)(a)	5,694	5,709,662

48	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.60%, 02/15/54 (Call 08/15/53)	$6,855	$6,727,246
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	15,618	13,729,336
1.75%, 08/21/30 (Call 05/21/30)	12,425	10,079,119
1.88%, 02/28/31 (Call 11/28/30)(a)	10,070	8,083,759
2.13%, 09/15/31 (Call 06/15/31)(a)	9,244	7,452,723
2.70%, 08/21/40 (Call 02/21/40)(a)	14,413	9,828,117
3.25%, 08/15/29 (Call 05/15/29)	16,742	15,246,042
3.63%, 04/01/27 (Call 02/01/27)	1,303	1,249,289
3.75%, 04/01/30 (Call 01/01/30)	13,786	12,712,345
4.13%, 04/01/40 (Call 10/01/39)(a)	10,798	8,887,527
4.25%, 04/01/50 (Call 10/01/49)(a)	9,001	7,164,632
4.30%, 03/25/28 (Call 12/25/27)	45,555	44,205,907
4.78%, 03/25/38 (Call 09/25/37)(a)	43,453	39,385,443
5.00%, 01/30/29 (Call 12/30/28)(a)	7,606	7,574,647
5.05%, 03/25/48 (Call 09/25/47)	72,515	64,633,004
5.13%, 02/21/30 (Call 12/21/29)	15,068	14,976,286
5.13%, 07/20/45 (Call 01/20/45)	33,540	30,360,213
5.25%, 01/30/31 (Call 11/30/30)(a)	7,144	7,127,053
5.25%, 02/21/33 (Call 11/21/32)(a)	12,755	12,595,894
5.30%, 06/01/33 (Call 03/01/33)(a)	11,776	11,676,167
5.30%, 12/05/43 (Call 06/05/43)	8,725	8,113,223
5.63%, 02/21/53 (Call 08/21/52)(a)	12,625	12,102,373
5.88%, 06/01/53 (Call 12/01/52)(a)	12,825	12,766,020
6.00%, 06/01/63 (Call 12/01/62)(a)	6,337	6,339,828
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	10,476	6,301,341
2.50%, 09/15/60 (Call 03/15/60)	7,485	4,358,000
3.38%, 03/15/29 (Call 12/15/28)(a)	9,565	9,015,980
3.95%, 03/15/49 (Call 09/15/48)	5,314	4,439,395
4.50%, 02/09/29 (Call 01/09/29)(a)	11,298	11,237,504
4.70%, 02/27/33 (Call 11/27/32)	12,609	12,499,346
4.70%, 02/09/34 (Call 11/09/33)	11,120	10,979,482
4.88%, 02/27/53 (Call 08/27/52)(a)	8,160	7,870,452
4.95%, 02/27/63 (Call 08/27/62)	9,577	9,206,739
5.00%, 02/09/54 (Call 08/09/53)	9,523	9,361,336
5.10%, 02/09/64 (Call 08/09/63)	15,584	15,292,310
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	13,052	12,635,981
6.38%, 05/15/38	20,633	23,076,562
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	6,491	6,094,813
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)(a)	16,105	14,249,190
1.30%, 09/01/30 (Call 06/01/30)(a)	14,866	12,183,185
2.10%, 09/01/40 (Call 03/01/40)(a)	9,851	6,688,595
2.25%, 09/01/50 (Call 03/01/50)(a)	11,390	7,001,253
2.45%, 09/01/60 (Call 03/01/60)(a)	12,640	7,447,369
2.90%, 01/15/28 (Call 10/15/27)(a)	12,454	11,781,216
2.95%, 03/03/27 (Call 12/03/26)	1,903	1,818,094
3.40%, 01/15/38 (Call 07/15/37)	10,305	8,716,593
3.50%, 01/15/48 (Call 07/15/47)(a)	9,235	7,290,820
3.55%, 03/01/36 (Call 09/01/35)	7,151	6,316,527
3.63%, 03/03/37 (Call 09/03/36)	14,305	12,630,681
3.70%, 03/01/46 (Call 09/01/45)	19,353	15,866,940
3.75%, 03/03/47 (Call 09/03/46)(a)	11,617	9,529,833
4.38%, 12/05/33 (Call 06/05/33)(a)	10,157	10,019,132
5.95%, 08/15/37	9,816	10,807,737
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)(a)	12,371	10,107,584
1.70%, 06/10/27 (Call 05/10/27)(a)	9,191	8,342,645

Security	Par (000)	Value

Pharmaceuticals (continued)
1.90%, 12/10/28 (Call 10/10/28)(a)	$9,331	$8,229,202
2.15%, 12/10/31 (Call 09/10/31)	18,438	15,271,832
2.35%, 06/24/40 (Call 12/24/39)	10,365	7,171,697
2.45%, 06/24/50 (Call 12/24/49)(a)	16,715	10,277,771
2.75%, 12/10/51 (Call 06/10/51)	20,697	13,334,485
2.90%, 12/10/61 (Call 06/10/61)	13,621	8,454,011
3.40%, 03/07/29 (Call 12/07/28)	15,567	14,615,000
3.70%, 02/10/45 (Call 08/10/44)	20,550	16,633,355
3.90%, 03/07/39 (Call 09/07/38)	8,546	7,469,496
4.00%, 03/07/49 (Call 09/07/48)	14,711	12,265,005
4.15%, 05/18/43	14,051	12,255,336
4.30%, 05/17/30 (Call 03/17/30)(a)	5,576	5,429,245
4.50%, 05/17/33 (Call 02/17/33)(a)	13,104	12,734,289
4.90%, 05/17/44 (Call 11/17/43)	9,381	9,009,619
5.00%, 05/17/53 (Call 11/17/52)(a)	15,114	14,631,025
5.15%, 05/17/63 (Call 11/17/62)(a)	9,523	9,281,777
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(a)	11,781	11,351,885
5.20%, 04/15/48 (Call 10/15/47)	8,969	7,360,137
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)	16,214	13,912,713
2.75%, 08/14/50 (Call 02/14/50)(a)	9,740	6,465,022
3.10%, 05/17/27 (Call 02/17/27)	4,223	4,016,023
4.00%, 11/20/45 (Call 05/20/45)	8,592	7,295,896
4.40%, 05/06/44(a)	14,412	13,113,098
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)(a)	8,979	7,482,172
1.75%, 08/18/31 (Call 05/18/31)	11,394	9,178,175
2.55%, 05/28/40 (Call 11/28/39)(a)	11,754	8,251,517
2.63%, 04/01/30 (Call 01/01/30)(a)	12,458	11,034,518
2.70%, 05/28/50 (Call 11/28/49)(a)	14,421	9,481,707
3.45%, 03/15/29 (Call 12/15/28)(a)	13,612	12,788,933
3.60%, 09/15/28 (Call 06/15/28)(a)	6,847	6,540,873
3.90%, 03/15/39 (Call 09/15/38)	9,087	7,755,396
4.00%, 12/15/36(a)	4,930	4,414,627
4.00%, 03/15/49 (Call 09/15/48)(a)	11,744	9,656,255
4.13%, 12/15/46(a)	14,676	12,309,047
4.20%, 09/15/48 (Call 03/15/48)	10,501	8,933,636
4.30%, 06/15/43(a)	8,982	7,863,045
4.40%, 05/15/44(a)	11,414	10,235,429
7.20%, 03/15/39(a)	24,027	28,532,536
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28 (Call 04/19/28)(a)	35,652	34,950,575
4.65%, 05/19/30 (Call 03/19/30)	29,120	28,661,351
4.75%, 05/19/33 (Call 02/19/33)(a)	45,637	44,405,782
5.11%, 05/19/43 (Call 11/19/42)(a)	28,976	27,857,726
5.30%, 05/19/53 (Call 11/19/52)	54,755	53,506,893
5.34%, 05/19/63 (Call 11/19/62)	38,570	37,142,644
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	24,457	20,586,790
3.03%, 07/09/40 (Call 01/09/40)(a)	9,605	7,136,026
3.18%, 07/09/50 (Call 01/09/50)	16,504	11,373,885
3.38%, 07/09/60 (Call 01/09/60)(a)	9,187	6,155,107
5.00%, 11/26/28 (Call 08/26/28)(a)	23,993	23,965,763
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	9,319	7,626,148
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)	8,399	7,590,691
2.70%, 06/22/30 (Call 03/22/30)	15,832	13,334,580
3.85%, 06/22/40 (Call 12/22/39)(a)	15,141	11,116,418
4.00%, 06/22/50 (Call 12/22/49)(a)	20,090	13,719,907

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Wyeth LLC
5.95%, 04/01/37(a)	$16,145	$17,189,830
6.50%, 02/01/34(a)	5,064	5,571,009
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	7,270	6,089,766
3.00%, 09/12/27 (Call 06/12/27)(a)	13,124	12,291,428
4.70%, 02/01/43 (Call 08/01/42)	8,868	8,101,688
5.60%, 11/16/32 (Call 08/16/32)(a)	10,355	10,696,084

		2,528,287,484

Pipelines — 3.8%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	12,557	11,574,736
5.13%, 06/30/27 (Call 01/01/27)	11,725	11,668,079
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 03/11/24)	19,094	18,340,831
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	11,687	9,757,850
4.00%, 03/01/31 (Call 03/01/26)	13,978	12,479,971
4.50%, 10/01/29 (Call 10/01/24)(a)	13,466	12,628,819
5.95%, 06/30/33 (Call 12/30/32)	12,179	12,190,224
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)(a)	6,681	5,266,232
3.13%, 11/15/29 (Call 08/15/29)(a)	4,444	4,007,056
3.40%, 08/01/51 (Call 02/01/51)(a)	2,101	1,463,313
5.50%, 12/01/46 (Call 06/01/46)(a)	2,003	1,934,887
5.70%, 03/08/33 (Call 12/08/32)(a)	18,351	18,547,110
6.00%, 11/15/28 (Call 10/15/28)(a)	5,331	5,523,009
6.20%, 11/15/30 (Call 09/15/30)(a)	3,054	3,202,307
6.70%, 11/15/53 (Call 05/15/53)(a)	7,107	7,916,790
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)(a)	14,185	12,936,974
4.00%, 10/01/27 (Call 07/01/27)	8,787	8,401,638
4.95%, 05/15/28 (Call 02/15/28)	6,494	6,403,746
4.95%, 06/15/28 (Call 03/15/28)(a)	10,600	10,441,078
5.00%, 05/15/50 (Call 11/15/49)(a)	20,191	17,429,229
5.15%, 03/15/45 (Call 09/15/44)(a)	10,756	9,600,455
5.25%, 04/15/29 (Call 01/15/29)(a)	15,019	14,961,692
5.30%, 04/15/47 (Call 10/15/46)(a)	10,050	8,982,359
5.35%, 05/15/45 (Call 11/15/44)	8,941	8,125,665
5.40%, 10/01/47 (Call 04/01/47)	14,986	13,592,248
5.50%, 06/01/27 (Call 03/01/27)(a)	5,849	5,868,208
5.55%, 02/15/28 (Call 01/15/28)	11,002	11,080,386
5.55%, 05/15/34 (Call 02/15/34)(a)	7,707	7,630,612
5.75%, 02/15/33 (Call 11/15/32)	12,141	12,200,332
5.95%, 05/15/54 (Call 11/15/53)	15,923	15,554,582
6.00%, 06/15/48 (Call 12/15/47)	10,398	10,151,297
6.13%, 12/15/45 (Call 06/15/45)	8,450	8,395,550
6.25%, 04/15/49 (Call 10/15/48)(a)	14,723	14,855,866
6.40%, 12/01/30 (Call 10/01/30)	10,307	10,810,022
6.50%, 02/01/42 (Call 08/01/41)(a)	10,794	11,327,829
6.55%, 12/01/33 (Call 09/01/33)	13,084	13,850,416
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	11,609	10,305,075
3.13%, 07/31/29 (Call 04/30/29)(a)	11,173	10,226,788
3.20%, 02/15/52 (Call 08/15/51)	11,036	7,551,634
3.30%, 02/15/53 (Call 08/15/52)(a)	10,928	7,618,833
3.70%, 01/31/51 (Call 07/31/50)	11,165	8,399,913
3.95%, 01/31/60 (Call 07/31/59)(a)	6,248	4,749,698
4.15%, 10/16/28 (Call 07/16/28)	12,205	11,782,337
4.20%, 01/31/50 (Call 07/31/49)(a)	10,641	8,775,473
4.25%, 02/15/48 (Call 08/15/47)	13,538	11,318,679

Security	Par (000)	Value

Pipelines (continued)
4.45%, 02/15/43 (Call 08/15/42)	$12,275	$10,718,953
4.80%, 02/01/49 (Call 08/01/48)	10,514	9,516,823
4.85%, 01/31/34 (Call 10/31/33)	8,807	8,566,485
4.85%, 08/15/42 (Call 02/15/42)(a)	8,609	7,871,321
4.85%, 03/15/44 (Call 09/15/43)(a)	14,809	13,673,744
4.90%, 05/15/46 (Call 11/15/45)	10,116	9,238,128
5.10%, 02/15/45 (Call 08/15/44)	12,761	12,009,168
5.35%, 01/31/33 (Call 10/31/32)	6,981	7,062,141
5.95%, 02/01/41(a)	8,053	8,377,327
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	8,671	8,020,466
6.95%, 01/15/38	12,070	13,022,511
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	6,995	5,671,146
3.60%, 02/15/51 (Call 08/15/50)	12,214	8,382,059
4.30%, 03/01/28 (Call 12/01/27)(a)	12,853	12,461,897
4.80%, 02/01/33 (Call 11/01/32)(a)	7,306	6,892,294
5.00%, 02/01/29 (Call 01/01/29)	9,750	9,662,484
5.05%, 02/15/46 (Call 08/15/45)	8,712	7,577,974
5.20%, 06/01/33 (Call 03/01/33)(a)	13,659	13,264,771
5.20%, 03/01/48 (Call 09/01/47)(a)	8,081	7,162,455
5.30%, 12/01/34 (Call 06/01/34)(a)	5,306	5,169,445
5.40%, 02/01/34 (Call 11/01/33)(a)	10,100	9,921,876
5.45%, 08/01/52 (Call 02/01/52)(a)	7,977	7,348,983
5.55%, 06/01/45 (Call 12/01/44)	17,664	16,577,795
7.75%, 01/15/32(a)	9,296	10,467,586
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)	8,339	6,105,762
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	12,586	10,697,059
4.00%, 03/15/28 (Call 12/15/27)(a)	11,873	11,386,086
4.13%, 03/01/27 (Call 12/01/26)	1,521	1,475,213
4.50%, 04/15/38 (Call 10/15/37)	16,631	14,468,335
4.70%, 04/15/48 (Call 10/15/47)(a)	17,031	14,247,230
4.80%, 02/15/29 (Call 11/15/28)(a)	6,125	5,995,136
4.95%, 09/01/32 (Call 06/01/32)	6,102	5,838,511
4.95%, 03/14/52 (Call 09/14/51)	15,759	13,516,387
5.00%, 03/01/33 (Call 12/01/32)(a)	9,901	9,468,860
5.20%, 03/01/47 (Call 09/01/46)	11,556	10,363,039
5.50%, 02/15/49 (Call 08/15/48)(a)	14,838	13,852,266
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	7,828	6,934,890
3.40%, 09/01/29 (Call 06/01/29)(a)	6,743	6,161,511
4.55%, 07/15/28 (Call 04/15/28)(a)	6,309	6,155,442
5.20%, 07/15/48 (Call 01/15/48)(a)	10,404	9,364,391
5.65%, 11/01/28 (Call 10/01/28)(a)	5,823	5,917,929
6.05%, 09/01/33 (Call 06/01/33)(a)	11,581	11,917,045
6.10%, 11/15/32 (Call 08/15/32)	5,086	5,255,405
6.63%, 09/01/53 (Call 03/01/53)(a)	17,726	19,001,480
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(a)	8,165	7,403,712
3.80%, 09/15/30 (Call 06/15/30)	7,728	7,022,297
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	16,644	16,040,224
4.50%, 05/15/30 (Call 11/15/29)(a)	17,784	17,014,499
5.00%, 03/15/27 (Call 09/15/26)	2,622	2,601,801
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	7,661	6,874,093
4.95%, 04/15/52 (Call 10/15/51)(a)	8,039	6,867,557
5.20%, 07/01/27 (Call 06/01/27)(a)	8,863	8,806,635

50	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.13%, 03/15/33 (Call 12/15/32)(a)	$8,190	$8,423,087
6.15%, 03/01/29 (Call 02/01/29)(a)	10,893	11,228,377
6.50%, 03/30/34 (Call 12/30/33)(a)	10,149	10,741,722
6.50%, 02/15/53 (Call 08/15/52)(a)	8,438	8,809,778
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	9,931	8,852,387
4.88%, 02/01/31 (Call 02/01/26)(a)	9,582	9,095,268
5.50%, 03/01/30 (Call 03/01/25)(a)	11,652	11,539,092
6.50%, 07/15/27 (Call 04/01/24)	11,425	11,543,614
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	5,336	4,374,333
4.10%, 04/15/30 (Call 01/15/30)(a)	11,505	10,760,645
4.25%, 05/15/28 (Call 02/15/28)	19,423	18,685,480
4.63%, 03/01/34 (Call 12/01/33)	11,154	10,339,587
4.88%, 05/15/48 (Call 11/15/47)	10,135	8,871,786
5.10%, 03/15/49 (Call 09/15/48)(a)	10,388	9,539,628
6.10%, 06/01/40	6,798	6,947,385
6.20%, 10/15/37	10,966	11,286,569
7.63%, 01/15/39(a)	11,074	12,920,761
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)(a)	15,879	14,700,557
5.25%, 02/01/50 (Call 08/01/49)(a)	8,865	7,868,750
6.15%, 04/01/33 (Call 01/01/33)	9,383	9,526,139
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	13,286	11,178,444
3.50%, 11/15/30 (Call 08/15/30)(a)	9,156	8,261,068
3.75%, 06/15/27 (Call 03/15/27)	12,064	11,536,525
4.65%, 08/15/32 (Call 05/15/32)(a)	9,064	8,610,733
4.85%, 03/01/48 (Call 09/01/47)	8,633	7,576,851
4.90%, 03/15/29 (Call 02/15/29)(a)	9,933	9,796,016
5.10%, 09/15/45 (Call 03/15/45)(a)	10,441	9,535,024
5.15%, 03/15/34 (Call 12/15/33)(a)	11,821	11,535,050
5.30%, 08/15/28 (Call 07/15/28)(a)	10,041	10,113,170
5.30%, 08/15/52 (Call 02/15/52)(a)	8,673	8,077,089
5.65%, 03/15/33 (Call 12/15/32)(a)	5,948	6,039,858
6.30%, 04/15/40	13,210	13,679,317

		1,261,214,545

Real Estate — 0.1%
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)(a)	7,871	7,952,778
Prologis LP, 5.00%, 03/15/34 (Call 12/15/33)	7,260	7,133,754
Realty Income Corp., 5.13%, 02/15/34 (Call 11/15/33)	7,813	7,567,311

		22,653,843

Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	10,341	7,739,463
2.00%, 05/18/32 (Call 02/18/32)(a)	17,247	13,335,946
2.95%, 03/15/34 (Call 12/15/33)	8,955	7,221,501
3.00%, 05/18/51 (Call 11/18/50)(a)	8,200	5,141,843
3.38%, 08/15/31 (Call 05/15/31)(a)	5,098	4,477,932
3.55%, 03/15/52 (Call 09/15/51)	10,609	7,350,152
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	10,589	8,496,992
2.10%, 06/15/30 (Call 03/15/30)	7,998	6,582,458
2.90%, 01/15/30 (Call 10/15/29)(a)	9,678	8,479,303
2.95%, 01/15/51 (Call 07/15/50)(a)	3,668	2,321,496
3.10%, 06/15/50 (Call 12/15/49)	5,740	3,744,576
3.55%, 07/15/27 (Call 04/15/27)	13,413	12,703,676

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.80%, 08/15/29 (Call 05/15/29)(a)	$15,776	$14,604,083
5.55%, 07/15/33 (Call 04/15/33)	9,854	9,826,451
5.65%, 03/15/33 (Call 12/15/32)	9,968	10,033,755
5.80%, 11/15/28 (Call 10/15/28)(a)	10,768	10,977,020
5.90%, 11/15/33 (Call 08/15/33)(a)	8,097	8,301,685
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	7,680	5,660,639
2.55%, 04/01/32 (Call 01/01/32)(a)	6,974	5,421,292
3.25%, 01/30/31 (Call 10/30/30)(a)	10,278	8,661,821
3.40%, 06/21/29 (Call 03/21/29)(a)	10,940	9,639,309
4.50%, 12/01/28 (Call 09/01/28)	13,786	13,019,005
6.50%, 01/15/34 (Call 10/15/33)(a)	7,921	8,095,740
6.75%, 12/01/27 (Call 11/01/27)(a)	11,654	12,029,372
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)(a)	7,554	6,956,091
4.13%, 05/15/29 (Call 02/15/29)(a)	8,568	8,015,802
Crown Castle Inc.
2.10%, 04/01/31 (Call 01/01/31)	10,472	8,387,458
2.25%, 01/15/31 (Call 10/15/30)	11,826	9,646,746
2.50%, 07/15/31 (Call 04/15/31)(a)	5,674	4,644,593
2.90%, 03/15/27 (Call 02/15/27)	4,038	3,761,034
2.90%, 04/01/41 (Call 10/01/40)(a)	9,479	6,568,438
3.25%, 01/15/51 (Call 07/15/50)(a)	6,108	4,128,332
3.30%, 07/01/30 (Call 04/01/30)	9,023	7,971,155
3.65%, 09/01/27 (Call 06/01/27)	13,746	12,975,159
3.80%, 02/15/28 (Call 11/15/27)	10,423	9,809,614
5.00%, 01/11/28 (Call 12/11/27)	11,740	11,574,643
5.10%, 05/01/33 (Call 02/01/33)(a)	9,260	8,947,123
5.60%, 06/01/29 (Call 05/01/29)(a)	9,829	9,884,886
5.80%, 03/01/34 (Call 12/01/33)(a)	8,637	8,745,468
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	8,489	7,828,811
3.70%, 08/15/27 (Call 05/15/27)	10,692	10,195,254
5.55%, 01/15/28 (Call 12/15/27)	12,681	12,815,291
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	11,645	9,640,155
2.50%, 05/15/31 (Call 02/15/31)(a)	13,022	10,848,615
3.20%, 11/18/29 (Call 08/18/29)	11,222	10,080,458
3.90%, 04/15/32 (Call 01/15/32)(a)	14,157	12,832,157
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)(a)	6,073	5,227,033
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	1,655	1,373,530
5.30%, 01/15/29 (Call 10/15/28)	7,833	7,617,467
Healthcare Realty Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)(a)	4,792	3,755,887
Healthpeak OP LLC
3.00%, 01/15/30 (Call 10/15/29)(a)	8,460	7,429,925
5.25%, 12/15/32 (Call 09/15/32)(a)	4,506	4,402,726
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	11,688	9,276,852
2.25%, 04/15/30 (Call 01/15/30)	10,423	8,939,711
4.75%, 06/15/33 (Call 03/15/33)(a)	7,441	7,202,434
4.88%, 06/15/28 (Call 05/15/28)(a)	10,559	10,546,275
5.13%, 01/15/34 (Call 10/15/33)(a)	5,837	5,774,562
5.25%, 06/15/53 (Call 12/15/52)(a)	9,140	8,851,495
Realty Income Corp.
3.25%, 01/15/31 (Call 10/15/30)	10,670	9,437,675
5.63%, 10/13/32 (Call 07/13/32)(a)	5,007	5,062,081
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	13,635	12,059,199

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.45%, 09/13/29 (Call 06/13/29)(a)	$10,651	$9,288,719
2.65%, 07/15/30 (Call 04/15/30)	8,958	7,777,997
3.25%, 09/13/49 (Call 03/13/49)(a)	9,686	6,715,167
3.38%, 06/15/27 (Call 03/15/27)(a)	7,472	7,088,578
3.38%, 12/01/27 (Call 09/01/27)(a)	5,966	5,623,003
3.80%, 07/15/50 (Call 01/15/50)(a)	7,465	5,638,853
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)(a)	9,360	8,972,971
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	16,515	16,007,722
4.95%, 02/15/30 (Call 12/15/29)(a)	12,020	11,469,574
5.13%, 05/15/32 (Call 02/15/32)(a)	12,184	11,447,679
5.63%, 05/15/52 (Call 11/15/51)	2,756	2,486,194
Welltower OP LLC
2.80%, 06/01/31 (Call 03/01/31)(a)	4,588	3,897,347
3.10%, 01/15/30 (Call 10/15/29)	8,269	7,359,986
4.25%, 04/15/28 (Call 01/15/28)(a)	10,483	10,146,454
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	9,042	8,496,304
4.00%, 04/15/30 (Call 01/15/30)	9,890	9,243,642

		638,739,835

Retail — 2.8%
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)(a)	7,311	6,882,868
4.75%, 08/01/32 (Call 05/01/32)	3,314	3,181,830
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	3,541	3,185,372
1.60%, 04/20/30 (Call 01/20/30)(a)	17,482	14,549,438
1.75%, 04/20/32 (Call 01/20/32)	2,046	1,634,127
3.00%, 05/18/27 (Call 02/18/27)(a)	2,238	2,127,123
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)(a)	12,296	11,118,579
5.45%, 07/05/33 (Call 04/05/33)(a)	4,473	4,442,020
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)(a)	1,985	1,650,188
4.20%, 05/15/28 (Call 02/15/28)	5,217	5,030,803
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	7,817	6,187,775
1.50%, 09/15/28 (Call 07/15/28)(a)	11,204	9,755,732
1.88%, 09/15/31 (Call 06/15/31)(a)	4,465	3,616,210
2.38%, 03/15/51 (Call 09/15/50)(a)	14,172	8,289,522
2.50%, 04/15/27 (Call 02/15/27)	3,408	3,174,182
2.70%, 04/15/30 (Call 01/15/30)(a)	16,645	14,725,226
2.75%, 09/15/51 (Call 03/15/51)(a)	11,803	7,525,415
2.80%, 09/14/27 (Call 06/14/27)(a)	9,657	9,055,152
2.88%, 04/15/27 (Call 03/15/27)	1,450	1,369,303
2.95%, 06/15/29 (Call 03/15/29)	17,321	15,794,743
3.13%, 12/15/49 (Call 06/15/49)	13,758	9,559,466
3.25%, 04/15/32 (Call 01/15/32)	16,318	14,495,700
3.30%, 04/15/40 (Call 10/15/39)	13,558	10,619,683
3.35%, 04/15/50 (Call 10/15/49)(a)	15,684	11,352,161
3.50%, 09/15/56 (Call 03/15/56)(a)	1,894	1,393,579
3.63%, 04/15/52 (Call 10/15/51)(a)	15,300	11,544,786
3.90%, 12/06/28 (Call 09/06/28)(a)	9,857	9,530,161
3.90%, 06/15/47 (Call 12/15/46)	12,718	10,232,880
4.20%, 04/01/43 (Call 10/01/42)	12,060	10,396,151
4.25%, 04/01/46 (Call 10/01/45)	16,868	14,427,652
4.40%, 03/15/45 (Call 09/15/44)	11,279	9,857,073
4.50%, 09/15/32 (Call 06/15/32)(a)	11,271	11,021,709
4.50%, 12/06/48 (Call 06/06/48)	15,643	13,791,324
4.88%, 02/15/44 (Call 08/15/43)	11,786	11,051,494

Security	Par (000)	Value

Retail (continued)
4.90%, 04/15/29 (Call 03/15/29)(a)	$10,316	$10,356,880
4.95%, 09/15/52 (Call 03/15/52)(a)	7,922	7,504,522
5.88%, 12/16/36	25,294	26,941,416
5.95%, 04/01/41 (Call 10/01/40)	11,432	12,183,056
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	13,334	11,564,622
1.70%, 09/15/28 (Call 07/15/28)(a)	13,100	11,372,199
1.70%, 10/15/30 (Call 07/15/30)(a)	13,014	10,569,902
2.63%, 04/01/31 (Call 01/01/31)(a)	14,413	12,267,318
2.80%, 09/15/41 (Call 03/15/41)(a)	12,511	8,721,905
3.00%, 10/15/50 (Call 04/15/50)(a)	20,498	13,223,530
3.10%, 05/03/27 (Call 02/03/27)(a)	6,904	6,526,007
3.35%, 04/01/27 (Call 03/01/27)(a)	3,998	3,813,103
3.65%, 04/05/29 (Call 01/05/29)(a)	16,433	15,483,638
3.70%, 04/15/46 (Call 10/15/45)	16,431	12,382,980
3.75%, 04/01/32 (Call 01/01/32)(a)	14,074	12,767,429
4.05%, 05/03/47 (Call 11/03/46)	16,661	13,213,336
4.25%, 04/01/52 (Call 10/01/51)	14,652	11,745,349
4.45%, 04/01/62 (Call 10/01/61)	5,997	4,787,576
4.50%, 04/15/30 (Call 01/15/30)(a)	13,396	13,018,915
5.00%, 04/15/33 (Call 01/15/33)(a)	12,005	11,838,353
5.15%, 07/01/33 (Call 04/01/33)(a)	9,294	9,242,705
5.63%, 04/15/53 (Call 10/15/52)(a)	15,279	15,122,169
5.80%, 09/15/62 (Call 03/15/62)(a)	4,717	4,696,841
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	5,696	4,870,427
2.63%, 09/01/29 (Call 06/01/29)(a)	10,582	9,468,279
3.50%, 03/01/27 (Call 12/01/26)(a)	1,638	1,577,624
3.50%, 07/01/27 (Call 05/01/27)(a)	3,237	3,097,165
3.60%, 07/01/30 (Call 04/01/30)	10,207	9,470,890
3.63%, 09/01/49 (Call 03/01/49)(a)	18,280	13,629,667
3.80%, 04/01/28 (Call 01/01/28)(a)	6,256	6,016,417
4.20%, 04/01/50 (Call 10/01/49)(a)	8,027	6,632,383
4.45%, 03/01/47 (Call 09/01/46)	11,107	9,555,198
4.45%, 09/01/48 (Call 03/01/48)	8,709	7,537,714
4.60%, 09/09/32 (Call 06/09/32)(a)	2,912	2,840,002
4.70%, 12/09/35 (Call 06/09/35)(a)	5,163	4,945,410
4.88%, 12/09/45 (Call 06/09/45)(a)	17,305	15,942,923
5.15%, 09/09/52 (Call 03/09/52)	7,861	7,487,692
5.45%, 08/14/53 (Call 02/14/53)	8,605	8,562,614
6.30%, 10/15/37	7,929	8,642,713
6.30%, 03/01/38(a)	6,836	7,443,597
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)(a)	1,756	1,672,618
4.70%, 06/15/32 (Call 03/15/32)(a)	3,903	3,768,991
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)(a)	10,317	8,825,290
2.55%, 11/15/30 (Call 08/15/30)(a)	13,121	11,251,357
3.00%, 02/14/32 (Call 11/14/31)(a)	8,380	7,261,314
3.50%, 11/15/50 (Call 05/15/50)(a)	10,798	7,881,364
3.55%, 08/15/29 (Call 05/15/29)(a)	12,651	11,877,365
4.00%, 11/15/28 (Call 08/15/28)(a)	11,874	11,479,851
4.45%, 08/15/49 (Call 02/15/49)(a)	7,743	6,626,393
4.50%, 11/15/48 (Call 05/15/48)(a)	7,923	6,846,424
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)(a)	11,028	9,618,882
2.95%, 01/15/52 (Call 07/15/51)(a)	10,052	6,683,810
3.38%, 04/15/29 (Call 01/15/29)(a)	10,979	10,309,553
4.00%, 07/01/42(a)	8,779	7,580,677
4.50%, 09/15/32 (Call 06/15/32)(a)	9,517	9,205,123
4.80%, 01/15/53 (Call 07/15/52)(a)	9,535	8,794,890

52	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)(a)	$10,739	$7,566,844
2.65%, 09/22/51 (Call 03/22/51)(a)	12,671	8,250,245
3.70%, 06/26/28 (Call 03/26/28)(a)	14,716	14,224,018
3.90%, 04/15/28 (Call 03/15/28)(a)	8,507	8,299,147
4.05%, 06/29/48 (Call 12/29/47)	15,128	13,029,678
4.10%, 04/15/33 (Call 01/15/33)(a)	10,899	10,372,482
4.15%, 09/09/32 (Call 06/09/32)(a)	8,915	8,591,711
4.50%, 09/09/52 (Call 03/09/52)(a)	9,327	8,483,540
4.50%, 04/15/53 (Call 10/15/52)	14,406	13,075,409
5.25%, 09/01/35	10,818	11,200,205
6.20%, 04/15/38(a)	7,524	8,434,743
6.50%, 08/15/37	9,263	10,613,079

		921,458,896
Semiconductors — 3.2%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)(a)	8,624	7,531,211
2.10%, 10/01/31 (Call 07/01/31)(a)	13,353	11,003,542
2.80%, 10/01/41 (Call 04/01/41)	4,296	3,048,159
2.95%, 10/01/51 (Call 04/01/51)	9,409	6,257,448
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)(a)	9,002	7,498,631
2.75%, 06/01/50 (Call 12/01/49)(a)	2,448	1,645,896
3.30%, 04/01/27 (Call 01/01/27)(a)	3,258	3,118,785
4.35%, 04/01/47 (Call 10/01/46)	5,258	4,658,321
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)(a)	12,490	11,769,658
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(c)	8,935	7,930,047
2.45%, 02/15/31 (Call 11/15/30)(c)	25,928	21,586,149
2.60%, 02/15/33 (Call 11/15/32)(a)(c)	19,042	15,260,419
3.14%, 11/15/35 (Call 08/15/35)(c)	29,654	23,514,881
3.19%, 11/15/36 (Call 08/15/36)(c)	27,080	21,185,228
3.42%, 04/15/33 (Call 01/15/33)(c)	22,067	18,823,067
3.47%, 04/15/34 (Call 01/15/34)(c)	28,592	24,097,483
3.50%, 02/15/41 (Call 08/15/40)(a)(c)	21,879	16,733,422
3.75%, 02/15/51 (Call 08/15/50)(a)(c)	14,452	10,811,323
4.00%, 04/15/29 (Call 02/15/29)(c)	9,339	8,848,181
4.11%, 09/15/28 (Call 06/15/28)(a)	9,252	8,868,768
4.15%, 11/15/30 (Call 08/15/30)	19,484	18,225,581
4.15%, 04/15/32 (Call 01/15/32)(a)(c)	15,075	13,841,716
4.30%, 11/15/32 (Call 08/15/32)(a)	17,447	16,156,407
4.75%, 04/15/29 (Call 01/15/29)	19,140	18,778,310
4.93%, 05/15/37 (Call 02/15/37)(a)(c)	23,060	21,480,980
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)(a)	7,479	6,503,173
2.00%, 08/12/31 (Call 05/12/31)	12,117	9,830,146
2.45%, 11/15/29 (Call 08/15/29)(a)	15,495	13,574,776
2.80%, 08/12/41 (Call 02/12/41)	8,182	5,812,931
3.05%, 08/12/51 (Call 02/12/51)(a)	12,013	7,936,774
3.10%, 02/15/60 (Call 08/15/59)(a)	10,702	6,752,448
3.15%, 05/11/27 (Call 02/11/27)(a)	1,757	1,665,303
3.20%, 08/12/61 (Call 02/12/61)(a)	6,534	4,213,054
3.25%, 11/15/49 (Call 05/15/49)(a)	19,353	13,375,990
3.73%, 12/08/47 (Call 06/08/47)	18,683	14,238,942
3.75%, 03/25/27 (Call 01/25/27)(a)	1,916	1,853,221
3.75%, 08/05/27 (Call 07/05/27)(a)	8,469	8,157,986
3.90%, 03/25/30 (Call 12/25/29)	15,680	14,771,189
4.00%, 08/05/29 (Call 06/05/29)(a)	6,637	6,366,795
4.00%, 12/15/32(a)	9,195	8,488,088
4.10%, 05/19/46 (Call 11/19/45)	12,067	9,994,639

Security	Par (000)	Value
Semiconductors (continued)
4.10%, 05/11/47 (Call 11/11/46)(a)	$10,434	$8,565,903
4.15%, 08/05/32 (Call 05/05/32)(a)	9,872	9,257,545
4.60%, 03/25/40 (Call 09/25/39)(a)	8,655	8,011,618
4.75%, 03/25/50 (Call 09/25/49)	21,475	19,171,033
4.80%, 10/01/41(a)	9,653	9,001,194
4.88%, 02/10/28 (Call 01/10/28)	14,531	14,490,012
4.90%, 07/29/45 (Call 01/29/45)(a)	8,335	7,821,808
4.90%, 08/05/52 (Call 02/05/52)	18,591	17,078,778
4.95%, 03/25/60 (Call 09/25/59)(a)	8,517	7,743,728
5.05%, 08/05/62 (Call 02/05/62)	8,379	7,656,434
5.13%, 02/10/30 (Call 12/10/29)(a)	12,811	12,920,073
5.15%, 02/21/34 (Call 11/21/33)	5,505	5,450,181
5.20%, 02/10/33 (Call 11/10/32)(a)	19,509	19,493,994
5.60%, 02/21/54 (Call 08/21/53)	3,844	3,837,882
5.63%, 02/10/43 (Call 08/10/42)(a)	11,567	11,734,922
5.70%, 02/10/53 (Call 08/10/52)(a)	19,559	19,819,463
5.90%, 02/10/63 (Call 08/10/62)	12,161	12,628,074
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	5,555	4,002,920
4.10%, 03/15/29 (Call 12/15/28)	10,898	10,582,832
4.65%, 07/15/32 (Call 04/15/32)(a)	12,781	12,453,463
4.95%, 07/15/52 (Call 01/15/52)(a)	17,204	16,283,065
5.25%, 07/15/62 (Call 01/15/62)(a)	4,327	4,210,822
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	7,086	5,937,227
2.88%, 06/15/50 (Call 12/15/49)(a)	4,298	2,897,770
4.00%, 03/15/29 (Call 12/15/28)	13,544	13,045,575
4.88%, 03/15/49 (Call 09/15/48)(a)	5,852	5,504,214
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)(a)	4,024	3,615,866
2.95%, 04/15/31 (Call 01/15/31)(a)	8,132	6,951,561
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)(a)	15,538	12,733,874
4.66%, 02/15/30 (Call 11/15/29)(a)	8,859	8,570,986
5.30%, 01/15/31 (Call 11/15/30)(a)	9,213	9,114,140
5.88%, 02/09/33 (Call 11/09/32)(a)	6,041	6,152,867
5.88%, 09/15/33 (Call 06/15/33)(a)	9,011	9,175,208
6.75%, 11/01/29 (Call 09/01/29)	9,356	9,931,991
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)(a)	8,621	7,633,969
2.00%, 06/15/31 (Call 03/15/31)(a)	12,538	10,458,612
2.85%, 04/01/30 (Call 01/01/30)(a)	14,742	13,272,809
3.50%, 04/01/40 (Call 10/01/39)	9,646	8,061,207
3.50%, 04/01/50 (Call 10/01/49)(a)	20,091	15,743,946
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	11,621	9,605,245
2.65%, 02/15/32 (Call 11/15/31)(a)	12,575	10,310,298
3.25%, 05/11/41 (Call 11/11/40)(a)	8,036	5,882,423
3.40%, 05/01/30 (Call 02/01/30)(a)	11,679	10,452,376
4.30%, 06/18/29 (Call 03/18/29)(a)	13,336	12,747,146
5.00%, 01/15/33 (Call 10/15/32)(a)	10,578	10,211,841
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	6,493	5,655,752
1.65%, 05/20/32 (Call 02/20/32)(a)	15,009	11,728,283
2.15%, 05/20/30 (Call 02/20/30)(a)	11,624	9,957,485
3.25%, 05/20/27 (Call 02/20/27)(a)	4,880	4,651,524
3.25%, 05/20/50 (Call 11/20/49)(a)	12,047	8,794,069
4.30%, 05/20/47 (Call 11/20/46)	16,625	14,405,739
4.50%, 05/20/52 (Call 11/20/51)	13,528	11,944,239
4.65%, 05/20/35 (Call 11/20/34)	3,949	3,846,278
4.80%, 05/20/45 (Call 11/20/44)(a)	17,653	16,635,529

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
6.00%, 05/20/53 (Call 11/20/52)(a)	$13,423	$14,707,607
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)(a)	10,283	8,606,073
2.25%, 09/04/29 (Call 06/04/29)	7,166	6,325,291
3.88%, 03/15/39 (Call 09/15/38)(a)	4,702	4,133,307
4.15%, 05/15/48 (Call 11/15/47)	11,193	9,473,437
4.90%, 03/14/33 (Call 12/14/32)(a)	9,212	9,215,753
5.05%, 05/18/63 (Call 11/18/62)	10,864	10,376,415
5.15%, 02/08/54 (Call 08/08/53)(a)	3,525	3,488,677

		1,060,381,421
Software — 3.2%
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)(a)	14,272	12,463,955
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	11,759	9,736,313
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	10,556	8,824,778
2.90%, 12/01/29 (Call 09/01/29)	7,003	6,184,252
Fidelity National Information Services Inc.
1.65%, 03/01/28 (Call 01/01/28)(a)	5,589	4,932,082
2.25%, 03/01/31 (Call 12/01/30)(a)	12,070	10,098,180
3.10%, 03/01/41 (Call 09/01/40)(a)	8,536	6,138,702
5.10%, 07/15/32 (Call 04/15/32)(a)	8,686	8,674,909
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	7,862	7,187,762
2.65%, 06/01/30 (Call 03/01/30)	11,579	9,967,705
3.50%, 07/01/29 (Call 04/01/29)(a)	26,567	24,397,589
4.20%, 10/01/28 (Call 07/01/28)(a)	12,132	11,641,080
4.40%, 07/01/49 (Call 01/01/49)	16,715	13,867,673
5.45%, 03/02/28 (Call 02/02/28)(a)	10,543	10,638,823
5.45%, 03/15/34 (Call 12/15/33)	4,550	4,534,405
5.60%, 03/02/33 (Call 12/02/32)(a)	10,550	10,626,712
5.63%, 08/21/33 (Call 05/21/33)	12,493	12,607,107
Intuit Inc.
5.13%, 09/15/28 (Call 08/15/28)(a)	7,001	7,094,206
5.20%, 09/15/33 (Call 06/15/33)	16,998	17,149,632
5.50%, 09/15/53 (Call 03/15/53)	9,617	9,875,164
Microsoft Corp.
2.50%, 09/15/50 (Call 03/15/50)(c)	15,969	10,144,355
2.53%, 06/01/50 (Call 12/01/49)	57,877	37,217,284
2.68%, 06/01/60 (Call 12/01/59)(a)	35,183	22,174,578
2.92%, 03/17/52 (Call 09/17/51)	57,057	39,328,546
3.04%, 03/17/62 (Call 09/17/61)	18,310	12,426,184
3.45%, 08/08/36 (Call 02/08/36)	15,070	13,282,644
3.50%, 02/12/35 (Call 08/12/34)(a)	11,614	10,558,902
3.70%, 08/08/46 (Call 02/08/46)	18,653	15,559,456
4.10%, 02/06/37 (Call 08/06/36)(a)	6,548	6,174,552
4.25%, 02/06/47 (Call 08/06/46)(a)	12,508	11,398,635
4.45%, 11/03/45 (Call 05/03/45)(a)	14,115	13,426,459
4.50%, 02/06/57 (Call 08/06/56)	8,489	8,029,023
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)(a)	16,816	15,065,332
2.80%, 04/01/27 (Call 02/01/27)(a)	7,461	6,950,016
2.88%, 03/25/31 (Call 12/25/30)	32,504	28,020,746
2.95%, 04/01/30 (Call 01/01/30)(a)	31,869	28,119,211
3.25%, 11/15/27 (Call 08/15/27)(a)	23,613	22,126,760
3.60%, 04/01/40 (Call 10/01/39)	28,541	22,028,632
3.60%, 04/01/50 (Call 10/01/49)(a)	44,259	31,200,285
3.65%, 03/25/41 (Call 09/25/40)(a)	21,812	16,731,846
3.80%, 11/15/37 (Call 05/15/37)	17,660	14,525,655
3.85%, 07/15/36 (Call 01/15/36)	13,585	11,421,913
3.85%, 04/01/60 (Call 10/01/59)	32,562	22,577,244

Security	Par (000)	Value

Software (continued)
3.90%, 05/15/35 (Call 11/15/34)	$9,432	$8,094,709
3.95%, 03/25/51 (Call 09/25/50)(a)	31,668	23,635,823
4.00%, 07/15/46 (Call 01/15/46)	29,146	22,398,809
4.00%, 11/15/47 (Call 05/15/47)	19,285	14,652,456
4.10%, 03/25/61 (Call 09/25/60)	14,007	10,230,182
4.13%, 05/15/45 (Call 11/15/44)	19,507	15,390,453
4.30%, 07/08/34 (Call 01/08/34)	17,302	15,670,783
4.38%, 05/15/55 (Call 11/15/54)	11,061	8,683,590
4.50%, 05/06/28 (Call 04/06/28)(a)	5,097	4,993,386
4.50%, 07/08/44 (Call 01/08/44)	10,225	8,570,096
4.65%, 05/06/30 (Call 03/06/30)(a)	4,439	4,325,908
4.90%, 02/06/33 (Call 11/06/32)(a)	11,419	11,035,087
5.38%, 07/15/40(a)	22,806	21,759,109
5.55%, 02/06/53 (Call 08/06/52)	20,808	19,863,338
6.13%, 07/08/39	13,131	13,458,017
6.15%, 11/09/29 (Call 09/09/29)	12,914	13,496,987
6.25%, 11/09/32 (Call 08/09/32)(a)	21,179	22,369,298
6.50%, 04/15/38(a)	11,936	12,730,010
6.90%, 11/09/52 (Call 05/09/52)	23,478	26,454,698
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	10,119	8,099,142
4.20%, 09/15/28 (Call 06/15/28)(a)	5,666	5,476,941
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	12,213	10,680,235
1.95%, 07/15/31 (Call 04/15/31)(a)	20,269	16,595,621
2.70%, 07/15/41 (Call 01/15/41)	16,894	12,048,382
2.90%, 07/15/51 (Call 01/15/51)(a)	21,910	14,547,850
3.05%, 07/15/61 (Call 01/15/61)	9,595	6,169,779
3.70%, 04/11/28 (Call 01/11/28)(a)	16,633	16,011,485
Take-Two Interactive Software Inc., 4.95%, 03/28/28 (Call 02/28/28)	4,172	4,132,725
VMware LLC
1.80%, 08/15/28 (Call 06/15/28)(a)	8,647	7,497,020
2.20%, 08/15/31 (Call 05/15/31)(a)	15,527	12,511,340
3.90%, 08/21/27 (Call 05/21/27)	14,009	13,356,406
4.70%, 05/15/30 (Call 02/15/30)(a)	6,271	6,040,069
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	1,467	1,396,165
3.70%, 04/01/29 (Call 02/01/29)	7,944	7,419,080
3.80%, 04/01/32 (Call 01/01/32)(a)	12,843	11,579,525

		1,056,503,791

Telecommunications — 6.5%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)(a)	14,740	12,958,017
2.25%, 02/01/32 (Call 11/01/31)	24,574	19,688,357
2.30%, 06/01/27 (Call 04/01/27)	15,212	13,934,350
2.55%, 12/01/33 (Call 09/01/33)	35,913	28,271,751
2.75%, 06/01/31 (Call 03/01/31)(a)	25,758	21,941,805
3.30%, 02/01/52 (Call 08/01/51)(a)	9,992	6,739,235
3.50%, 06/01/41 (Call 12/01/40)(a)	24,024	18,375,833
3.50%, 09/15/53 (Call 03/15/53)	72,195	49,596,492
3.55%, 09/15/55 (Call 03/15/55)	69,567	47,275,604
3.65%, 06/01/51 (Call 12/01/50)(a)	27,537	19,809,082
3.65%, 09/15/59 (Call 03/15/59)	62,364	42,030,785
3.80%, 12/01/57 (Call 06/01/57)	57,253	40,230,424
3.85%, 06/01/60 (Call 12/01/59)	15,944	11,270,101
4.10%, 02/15/28 (Call 11/15/27)	9,731	9,380,832
4.25%, 03/01/27 (Call 12/01/26)	2,962	2,886,971
4.30%, 02/15/30 (Call 11/15/29)(a)	25,342	24,130,880
4.30%, 12/15/42 (Call 06/15/42)	12,839	10,841,178
4.35%, 03/01/29 (Call 12/01/28)(a)	21,081	20,362,094

54	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.35%, 06/15/45 (Call 12/15/44)	$10,751	$8,987,681
4.50%, 05/15/35 (Call 11/15/34)(a)	22,755	20,924,868
4.50%, 03/09/48 (Call 09/09/47)	18,619	15,571,597
4.55%, 03/09/49 (Call 09/09/48)	9,140	7,670,089
4.75%, 05/15/46 (Call 11/15/45)	18,211	15,938,670
4.85%, 03/01/39 (Call 09/01/38)	10,464	9,618,974
5.25%, 03/01/37 (Call 09/01/36)	6,711	6,526,205
5.40%, 02/15/34 (Call 11/15/33)(a)	22,152	22,189,530
5.65%, 02/15/47 (Call 08/15/46)(a)	8,172	8,194,050
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52 (Call 02/15/52)(a)	7,312	5,375,561
4.46%, 04/01/48 (Call 10/01/47)	11,178	9,468,445
5.10%, 05/11/33 (Call 02/11/33)(a)	14,514	14,320,470
5.55%, 02/15/54 (Call 08/15/53)	6,491	6,381,596
British Telecommunications PLC, 9.63%, 12/15/30	19,827	24,266,900
Cisco Systems Inc.
4.85%, 02/26/29 (Call 01/26/29)(a)	14,567	14,570,457
4.95%, 02/26/31 (Call 12/26/30)	11,650	11,658,288
5.05%, 02/26/34 (Call 11/26/33)	19,660	19,769,076
5.30%, 02/26/54 (Call 08/26/53)	17,665	17,894,578
5.35%, 02/26/64 (Call 08/26/63)	9,343	9,403,338
5.50%, 01/15/40	15,931	16,430,748
5.90%, 02/15/39	20,613	22,095,477
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)(a)	6,717	5,539,117
5.45%, 11/15/79 (Call 05/19/79)	9,794	9,058,324
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	31,837	37,509,226
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	9,983	8,210,567
2.75%, 05/24/31 (Call 02/24/31)	13,197	11,005,610
4.60%, 05/23/29 (Call 02/23/29)(a)	8,746	8,507,245
Orange SA
5.38%, 01/13/42(a)	8,304	8,177,061
5.50%, 02/06/44 (Call 08/06/43)	6,856	6,853,227
9.00%, 03/01/31(a)	30,020	36,272,310
Rogers Communications Inc.
3.20%, 03/15/27 (Call 02/15/27)	3,045	2,865,885
3.70%, 11/15/49 (Call 05/15/49)(a)	10,616	7,674,730
3.80%, 03/15/32 (Call 12/15/31)	27,881	24,779,467
4.30%, 02/15/48 (Call 08/15/47)	6,519	5,229,501
4.35%, 05/01/49 (Call 11/01/48)(a)	10,650	8,563,560
4.50%, 03/15/42 (Call 09/15/41)	7,240	6,215,553
4.55%, 03/15/52 (Call 09/15/51)(a)	17,100	14,105,422
5.00%, 02/15/29 (Call 01/15/29)(a)	6,761	6,698,722
5.00%, 03/15/44 (Call 09/15/43)	9,125	8,224,155
5.30%, 02/15/34 (Call 11/15/33)(a)	5,043	4,943,296
Sprint Capital Corp.
6.88%, 11/15/28	32,288	34,358,752
8.75%, 03/15/32	15,659	18,923,889
Telefonica Emisiones SA
4.10%, 03/08/27(a)	1,703	1,649,161
4.90%, 03/06/48(a)	8,553	7,334,206
5.21%, 03/08/47(a)	21,389	19,235,528
5.52%, 03/01/49 (Call 09/01/48)(a)	10,687	9,979,376
7.05%, 06/20/36	19,287	21,205,711
Telefonica Europe BV, 8.25%, 09/15/30(a)	16,202	18,398,790
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	12,728	11,013,155
4.60%, 11/16/48 (Call 05/16/48)(a)	6,451	5,507,454

Security	Par (000)	Value

Telecommunications (continued)
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	$16,765	$14,932,587
2.25%, 11/15/31 (Call 08/15/31)	10,684	8,663,251
2.55%, 02/15/31 (Call 11/15/30)(a)	24,777	20,878,778
2.63%, 02/15/29 (Call 03/11/24)	7,777	6,895,244
2.70%, 03/15/32 (Call 12/15/31)	10,951	9,112,211
2.88%, 02/15/31 (Call 02/15/26)	11,629	9,997,916
3.00%, 02/15/41 (Call 08/15/40)(a)	26,275	18,987,145
3.30%, 02/15/51 (Call 08/15/50)(a)	30,376	20,822,189
3.38%, 04/15/29 (Call 04/15/24)	20,464	18,772,446
3.40%, 10/15/52 (Call 04/15/52)(a)	27,713	19,234,174
3.50%, 04/15/31 (Call 04/15/26)(a)	20,181	18,018,606
3.60%, 11/15/60 (Call 05/15/60)(a)	10,970	7,572,489
3.75%, 04/15/27 (Call 02/15/27)	32,547	31,179,753
3.88%, 04/15/30 (Call 01/15/30)	64,720	60,026,907
4.38%, 04/15/40 (Call 10/15/39)	19,002	16,631,552
4.50%, 04/15/50 (Call 10/15/49)	27,905	23,594,464
4.75%, 02/01/28 (Call 03/11/24)	20,585	20,247,914
4.80%, 07/15/28 (Call 06/15/28)(a)	10,422	10,281,108
4.85%, 01/15/29 (Call 12/15/28)	9,915	9,779,958
4.95%, 03/15/28 (Call 02/15/28)	14,058	13,969,273
5.05%, 07/15/33 (Call 04/15/33)(a)	23,684	23,126,005
5.15%, 04/15/34 (Call 01/15/34)(a)	13,374	13,162,185
5.20%, 01/15/33 (Call 10/15/32)(a)	10,771	10,692,729
5.50%, 01/15/55 (Call 07/15/54)	11,269	10,981,669
5.65%, 01/15/53 (Call 07/15/52)(a)	17,295	17,208,698
5.75%, 01/15/34 (Call 10/15/33)(a)	10,363	10,666,673
5.75%, 01/15/54 (Call 07/15/53)	12,622	12,751,352
5.80%, 09/15/62 (Call 03/15/62)	3,473	3,514,303
6.00%, 06/15/54 (Call 12/15/53)(a)	9,243	9,674,609
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(a)	15,315	12,308,296
1.68%, 10/30/30 (Call 07/30/30)	8,629	6,949,773
1.75%, 01/20/31 (Call 10/20/30)(a)	19,201	15,389,767
2.10%, 03/22/28 (Call 01/22/28)(a)	29,277	26,070,194
2.36%, 03/15/32 (Call 12/15/31)	37,087	30,067,495
2.55%, 03/21/31 (Call 12/21/30)(a)	27,179	22,921,529
2.65%, 11/20/40 (Call 05/20/40)	28,518	19,620,373
2.85%, 09/03/41 (Call 03/03/41)	15,020	10,593,295
2.88%, 11/20/50 (Call 05/20/50)(a)	29,280	18,716,324
2.99%, 10/30/56 (Call 04/30/56)(a)	32,593	20,160,133
3.00%, 03/22/27 (Call 01/22/27)	1,499	1,410,272
3.00%, 11/20/60 (Call 05/20/60)(a)	19,566	11,870,461
3.15%, 03/22/30 (Call 12/22/29)	10,955	9,815,797
3.40%, 03/22/41 (Call 09/22/40)	38,439	29,472,238
3.55%, 03/22/51 (Call 09/22/50)(a)	45,692	33,153,430
3.70%, 03/22/61 (Call 09/22/60)(a)	32,311	22,975,115
3.88%, 02/08/29 (Call 11/08/28)(a)	10,012	9,511,132
3.88%, 03/01/52 (Call 09/01/51)(a)	16,018	12,351,634
4.00%, 03/22/50 (Call 09/22/49)	14,470	11,414,062
4.02%, 12/03/29 (Call 09/03/29)(a)	34,696	32,886,378
4.13%, 03/16/27	7,056	6,856,015
4.13%, 08/15/46	11,651	9,552,608
4.27%, 01/15/36(a)	12,636	11,485,823
4.33%, 09/21/28(a)	39,878	38,675,427
4.40%, 11/01/34 (Call 05/01/34)	15,071	13,996,397
4.50%, 08/10/33(a)	15,906	14,991,408
4.52%, 09/15/48	14,103	12,365,254
4.81%, 03/15/39(a)	12,578	11,755,457
4.86%, 08/21/46(a)	24,388	22,342,935
5.01%, 08/21/54(a)	1,901	1,759,476

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.05%, 05/09/33 (Call 02/09/33)(a)	$17,085	$16,905,408
5.25%, 03/16/37	10,638	10,612,417
5.50%, 02/23/54 (Call 08/23/53)	3,593	3,544,082
6.55%, 09/15/43	9,505	10,478,632
Vodafone Group PLC
4.25%, 09/17/50(a)	14,479	11,366,418
4.38%, 05/30/28(a)	2,616	2,571,078
4.38%, 02/19/43	12,039	10,105,822
4.88%, 06/19/49(a)	17,366	15,050,426
5.25%, 05/30/48(a)	12,157	11,287,208
6.15%, 02/27/37	22,111	23,061,923

		2,142,817,489

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)(a)	8,572	7,863,677

Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51 (Call 03/15/51)(a)	11,265	8,028,226
3.55%, 02/15/50 (Call 08/15/49)(a)	8,220	6,183,615
3.90%, 08/01/46 (Call 02/01/46)	7,317	5,909,108
4.05%, 06/15/48 (Call 12/15/47)	7,348	6,067,945
4.13%, 06/15/47 (Call 12/15/46)	7,329	6,112,447
4.15%, 04/01/45 (Call 10/01/44)	9,239	7,805,189
4.15%, 12/15/48 (Call 06/15/48)	4,719	3,960,474
4.45%, 03/15/43 (Call 09/15/42)	8,257	7,367,435
4.45%, 01/15/53 (Call 07/15/52)(a)	10,032	8,811,682
4.55%, 09/01/44 (Call 03/01/44)(a)	8,224	7,372,699
4.90%, 04/01/44 (Call 10/01/43)	10,256	9,677,924
5.20%, 04/15/54 (Call 10/15/53)(a)	14,617	14,314,431
5.75%, 05/01/40 (Call 11/01/39)	7,784	8,081,125
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)	6,371	5,857,301
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)(a)	13,615	12,263,466
3.00%, 12/02/41 (Call 06/02/41)(a)	8,223	6,941,075
3.10%, 12/02/51 (Call 06/02/51)(a)	16,968	11,528,181
6.13%, 09/15/2115 (Call 03/15/2115)	7,739	8,084,868
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	7,603	7,211,895
3.80%, 03/01/28 (Call 12/01/27)(a)	7,570	7,290,641
3.80%, 11/01/46 (Call 05/01/46)	6,167	4,860,330
4.10%, 11/15/32 (Call 08/15/32)	6,606	6,171,918
4.10%, 03/15/44 (Call 09/15/43)	6,542	5,493,493
4.25%, 03/15/29 (Call 12/15/28)(a)	12,129	11,802,734
4.30%, 03/01/48 (Call 09/01/47)	4,588	3,922,529
4.50%, 11/15/52 (Call 05/15/52)	8,296	7,254,941
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	5,214	4,352,555
3.10%, 08/05/29 (Call 05/05/29)(a)	9,756	8,862,802
3.25%, 05/15/41 (Call 11/15/40)	7,883	5,807,530
4.05%, 02/15/48 (Call 08/15/47)	9,604	7,554,077
4.25%, 05/15/30 (Call 02/15/30)(a)	9,130	8,715,325
4.40%, 01/15/47 (Call 07/15/46)	7,259	6,011,151
4.55%, 04/01/46 (Call 10/01/45)	12,000	10,215,685
4.75%, 11/15/45 (Call 05/15/45)	11,972	10,479,216
4.95%, 10/17/48 (Call 04/17/48)(a)	6,898	6,230,737
5.10%, 01/15/44(a)	7,326	6,776,271
5.25%, 05/15/50 (Call 11/15/49)(a)	11,611	10,920,663
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)(a)	5,775	3,867,991
3.16%, 05/15/55 (Call 11/15/54)	7,946	5,203,201

Security	Par (000)	Value

Transportation (continued)
4.55%, 06/01/53 (Call 12/01/52)(a)	$7,101	$6,179,748
5.35%, 08/01/54 (Call 02/01/54)(a)	11,425	11,178,832
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)(a)	6,864	5,795,654
2.40%, 02/05/30 (Call 11/05/29)(a)	9,067	7,908,140
2.80%, 02/14/32 (Call 12/15/31)(a)	13,523	11,593,574
2.95%, 03/10/52 (Call 09/10/51)	9,011	6,020,583
2.97%, 09/16/62 (Call 03/16/62)	9,774	6,064,506
3.20%, 05/20/41 (Call 11/20/40)(a)	9,116	7,018,571
3.25%, 02/05/50 (Call 08/05/49)	17,467	12,546,059
3.50%, 02/14/53 (Call 08/14/52)(a)	14,408	10,689,862
3.70%, 03/01/29 (Call 12/01/28)(a)	10,194	9,727,297
3.75%, 02/05/70 (Call 08/05/69)(a)	6,264	4,577,582
3.80%, 10/01/51 (Call 04/01/51)	10,739	8,482,130
3.80%, 04/06/71 (Call 10/06/70)	9,109	6,668,725
3.84%, 03/20/60 (Call 09/20/59)	18,865	14,315,781
3.95%, 09/10/28 (Call 06/10/28)(a)	9,029	8,755,578
4.50%, 01/20/33 (Call 10/20/32)(a)	4,494	4,345,577
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)	9,962	9,363,672
3.40%, 03/15/29 (Call 12/15/28)(a)	9,071	8,579,532
3.75%, 11/15/47 (Call 05/15/47)	12,150	9,628,560
4.25%, 03/15/49 (Call 09/15/48)(a)	7,724	6,654,935
4.45%, 04/01/30 (Call 01/01/30)(a)	7,122	7,017,195
4.88%, 03/03/33 (Call 12/03/32)(a)	6,090	6,037,075
5.05%, 03/03/53 (Call 09/03/52)(a)	12,162	11,774,060
5.30%, 04/01/50 (Call 10/01/49)(a)	13,134	13,172,018
6.20%, 01/15/38(a)	10,138	11,089,040
Walmart Inc.
1.50%, 09/22/28 (Call 07/22/28)(a)	12,779	11,220,500
1.80%, 09/22/31 (Call 06/22/31)(a)	26,663	21,831,792
3.95%, 09/09/27 (Call 08/09/27)	11,050	10,823,200

		562,432,654

Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)(a)	9,515	7,379,575
4.45%, 06/01/32 (Call 03/01/32)(a)	8,455	8,084,200
6.59%, 10/15/37	8,656	9,685,404

		25,149,179

Total Long-Term Investments — 97.9% (Cost: $36,495,093,541)		32,216,526,272

	Shares

Short-Term Securities

Money Market Funds — 9.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	2,909,391,678	2,910,846,374
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	147,340,000	147,340,000

Total Short-Term Securities — 9.3% (Cost: $3,056,849,584)		3,058,186,374

Total Investments — 107.2% (Cost: $39,551,943,125)		35,274,712,646

Liabilities in Excess of Other Assets — (7.2)%		(2,357,413,694)

Net Assets — 100.0%		$32,917,298,952

56	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® iBoxx $ Investment Grade Corporate Bond ETF

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: In-stitutional, SL Agency Shares	$2,485,025,395	$426,258,846	(a)	$—		$186,858	$(624,725)	$2,910,846,374	2,909,391,678	$8,998,744	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	722,044,000	—		(574,704,000	)(a)	—	—	147,340,000	147,340,000	10,087,848		—

						$186,858	$(624,725)	$3,058,186,374		$19,086,592		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$32,216,526,272	$—	$32,216,526,272
Short-Term Securities
Money Market Funds	3,058,186,374	—	—	3,058,186,374

	$3,058,186,374	$32,216,526,272	$—	$35,274,712,646

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	57

Statements of Assets and Liabilities

February 29, 2024

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$15,712,099,970	$32,216,526,272
Investments, at value — affiliated(c)	3,276,933,833	3,058,186,374
Cash	29,541,134	—
Foreign currency, at value(d)	40,242	—
Receivables:
Investments sold	11,881,781	305,181,024
Securities lending income — affiliated	1,379,362	751,049
Capital shares sold	17,010,252	28,269,249
Dividends — affiliated	259,924	527,759
Interest — unaffiliated	260,544,414	399,816,345

Total assets	19,309,690,912	36,009,258,072

LIABILITIES
Bank overdraft	—	3,495,442
Collateral on securities loaned, at value	3,142,955,290	2,909,457,425
Payables:
Investments purchased	156,581,049	171,657,877
Capital shares redeemed	2,993,723	3,673,636
Investment advisory fees	6,860,730	3,674,740

Total liabilities	3,309,390,792	3,091,959,120

Commitments and contingent liabilities

NET ASSETS	$16,000,300,120	$32,917,298,952

NET ASSETS CONSIST OF
Paid-in capital	$18,972,395,443	$38,811,745,685
Accumulated loss	(2,972,095,323)	(5,894,446,733)

NET ASSETS	$16,000,300,120	$32,917,298,952

NET ASSET VALUE
Shares outstanding	207,300,000	305,800,000

Net asset value	$77.18	$107.64

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$16,808,001,966	$36,495,093,541
(b) Securities loaned, at value	$3,027,762,086	$2,809,368,551
(c) Investments, at cost — affiliated	$3,275,502,815	$3,056,849,584
(d) Foreign currency, at cost	$39,315	$—

See notes to financial statements.

58	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 29, 2024

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$3,327,088	$10,087,848
Interest — unaffiliated	941,719,369	1,410,498,555
Securities lending income — affiliated — net	18,993,509	8,998,744
Other income — unaffiliated	258,961	63,773
Foreign taxes withheld	—	(5,747)

Total investment income	964,298,927	1,429,643,173

EXPENSES
Investment advisory	74,357,943	46,680,321
Litigation fees	176,939	—
Interest expense	374	1,197

Total expenses	74,535,256	46,681,518

Net investment income	889,763,671	1,382,961,655

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(139,553,225)	(745,567,556)
Investments — affiliated	410,129	186,858
Foreign currency transactions	33	—
In-kind redemptions — unaffiliated(a)	16,935,192	(799,112,467)

	(122,207,871)	(1,544,493,165)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	674,433,019	1,925,619,882
Investments — affiliated	(741,204)	(624,725)
Foreign currency translations	451	—

	673,692,266	1,924,995,157

Net realized and unrealized gain	551,484,395	380,501,992

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,441,248,066	$1,763,463,647

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/29/24	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$889,763,671	$762,314,046	$1,382,961,655	$1,174,187,682
Net realized loss	(122,207,871)	(524,650,069)	(1,544,493,165)	(1,803,697,569)
Net change in unrealized appreciation (depreciation)	673,692,266	(898,098,573)	1,924,995,157	(3,480,607,272)

Net increase (decrease) in net assets resulting from operations	1,441,248,066	(660,434,596)	1,763,463,647	(4,110,117,159)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(895,731,399)	(787,964,633)	(1,386,724,873)	(1,139,836,897)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,751,571,718	(2,518,162,682)	(811,320,300)	2,779,402,728

NET ASSETS
Total increase (decrease) in net assets	3,297,088,385	(3,966,561,911)	(434,581,526)	(2,470,551,328)
Beginning of year	12,703,211,735	16,669,773,646	33,351,880,478	35,822,431,806

End of year	$16,000,300,120	$12,703,211,735	$32,917,298,952	$33,351,880,478

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$74.51	$83.47	$86.84	$85.71	$85.71

Net investment income(a)	4.40	3.88	3.06	3.84	4.19
Net realized and unrealized gain (loss)(b)	2.73	(8.87)	(2.95)	1.50	0.18

Net increase (decrease) from investment operations	7.13	(4.99)	0.11	5.34	4.37

Distributions from net investment income(c)	(4.46)	(3.97)	(3.48)	(4.21)	(4.37)

Net asset value, end of year	$77.18	$74.51	$83.47	$86.84	$85.71

Total Return(d)
Based on net asset value	9.96%	(5.99)%	0.11%	6.56%	5.14%

Ratios to Average Net Assets(e)
Total expenses	0.49%	0.49%	0.48%	0.48%	0.49%

Net investment income	5.87%	5.10%	3.52%	4.59%	4.83%

Supplemental Data
Net assets, end of year (000)	$16,000,300	$12,703,212	$16,669,774	$22,473,704	$13,456,300

Portfolio turnover rate(f)	11%	31%	19%	20%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$105.81	$124.51	$132.40	$132.27	$115.89

Net investment income(a)	4.42	3.73	2.92	3.55	4.17
Net realized and unrealized gain (loss)(b)	1.88	(18.85)	(7.79)	0.18	16.40

Net increase (decrease) from investment operations	6.30	(15.12)	(4.87)	3.73	20.57

Distributions from net investment income(c)	(4.47)	(3.58)	(3.02)	(3.60)	(4.19)

Net asset value, end of year	$107.64	$105.81	$124.51	$132.40	$132.27

Total Return(d)
Based on net asset value	6.09%	(12.23)%	(3.76)%	2.83%	18.03%

Ratios to Average Net Assets(e)
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%

Net investment income	4.15%	3.40%	2.21%	2.66%	3.35%

Supplemental Data
Net assets, end of year (000)	$32,917,299	$33,351,880	$35,822,432	$46,207,378	$33,106,758

Portfolio turnover rate(f)	17%	27%	14%	14%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

62	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1. ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

64	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

iBoxx $ High Yield Corporate Bond
Barclays Bank PLC	$268,614,185	$(268,614,185)	$—		$—
Barclays Capital, Inc.	19,936,351	(19,936,351)	—		—
BMO Capital Markets Corp.	43,633,019	(43,633,019)	—		—
BNP Paribas SA	571,348,657	(571,348,657)	—		—
BofA Securities, Inc.	88,522,715	(88,522,715)	—		—
Citadel Clearing LLC	30,558,097	(30,558,097)	—		—
Citigroup Global Markets, Inc.	5,046,852	(5,046,852)	—		—
Deutsche Bank Securities, Inc.	44,117,389	(44,117,389)	—		—
Goldman Sachs & Co. LLC	553,657,794	(553,657,794)	—		—
HSBC Securities (USA), Inc.	456,000	(456,000)	—		—
J.P. Morgan Securities LLC	487,726,558	(487,726,558)	—		—
Jefferies LLC	61,287,222	(61,287,222)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd	413,772	(413,772)	—		—
Mizuho Securities USA LLC	4,830,778	(4,830,778)	—		—
Morgan Stanley	152,696,026	(152,696,026)	—		—
Nomura Securities International, Inc.	41,122,422	(41,122,422)	—		—
Pershing LLC	14,435,220	(14,435,220)	—		—
RBC Capital Markets LLC	219,716,793	(219,716,793)	—		—
Scotia Capital (USA), Inc.	64,787,462	(64,787,462)	—		—
State Street Bank & Trust Co.	203,133,311	(203,133,311)	—		—
TD Securities (USA) LLC	7,771,108	(7,771,108)	—		—
Toronto-Dominion Bank (The)	54,862,295	(54,862,295)	—		—
UBS AG	2,736,157	(2,736,157)	—		—
UBS Securities LLC	27,424,214	(27,424,214)	—		—
Wells Fargo Bank N.A	26,371,233	(26,371,233)	—		—
Wells Fargo Securities LLC	32,556,456	(32,556,456)	—		—

	$3,027,762,086	$(3,027,762,086)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

iBoxx $ Investment Grade Corporate Bond
Barclays Bank PLC	$445,484,847	$(445,484,847)	$—		$—
Barclays Capital, Inc.	36,381,449	(36,381,449)	—		—
BMO Capital Markets Corp.	79,656,584	(79,656,584)	—		—
BNP Paribas SA	560,315,174	(560,315,174)	—		—
BofA Securities, Inc.	83,972,487	(83,972,487)	—		—
Citigroup Global Markets, Inc.	34,820,356	(34,820,356)	—		—
Deutsche Bank Securities, Inc.	49,298,921	(49,298,921)	—		—
Goldman Sachs & Co. LLC	410,520,774	(410,520,774)	—		—
HSBC Securities (USA), Inc.	14,619,185	(14,619,185)	—		—
J.P. Morgan Securities LLC	336,027,092	(336,027,092)	—		—
Jefferies LLC	42,638,813	(42,638,813)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd	37,841,862	(37,841,862)	—		—
Mizuho Securities USA LLC	8,630,968	(8,630,968)	—		—
Morgan Stanley	181,916,176	(181,916,176)	—		—
Nomura Securities International, Inc.	23,838,654	(23,838,654)	—		—
Pershing LLC	26,772,024	(26,772,024)	—		—
RBC Capital Markets LLC	190,160,523	(190,160,523)	—		—
Scotia Capital (USA), Inc	55,886,876	(55,886,876)	—		—
State Street Bank & Trust Co.	96,545,319	(96,545,319)	—		—
TD Securities (USA) LLC	5,109,122	(5,109,122)	—		—
Toronto-Dominion Bank (The)	8,165,542	(8,165,542)	—		—
UBS Securities LLC	7,623,263	(7,623,263)	—		—
Wells Fargo Bank N.A	28,036,956	(28,036,956)	—		—
Wells Fargo Securities LLC	45,105,584	(45,105,584)	—		—

	$2,809,368,551	$(2,809,368,551)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $19 billion	0.5000%
Over $19 billion, up to and including $33 billion	0.4750
Over $33 billion, up to and including $47 billion	0.4513
Over $47 billion	0.4287

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $121 billion	0.1500%
Over $121 billion, up to and including $181 billion	0.1425
Over $181 billion, up to and including $231 billion	0.1354
Over $231 billion, up to and including $281 billion	0.1287
Over $281 billion	0.1222

66	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Prior to January 26, 2024 (date of conversion for respective funds), ETF Services were performed by State Street Bank and Trust Company.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

iBoxx $ High Yield Corporate Bond	$5,090,703
iBoxx $ Investment Grade Corporate Bond	2,833,848

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6. PURCHASES AND SALES

For the year ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

iBoxx $ High Yield Corporate Bond	$2,146,760,908	$1,656,041,780
iBoxx $ Investment Grade Corporate Bond	5,508,386,084	5,476,689,418

For the year ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

iBoxx $ High Yield Corporate Bond	$55,432,646,992	$53,169,810,276
iBoxx $ Investment Grade Corporate Bond	61,257,092,851	61,838,603,599

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (continued)

7. INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

iBoxx $ High Yield Corporate Bond	$16,895,854	$(16,895,854)
iBoxx $ Investment Grade Corporate Bond	(806,413,400)	806,413,400

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/29/24	Year Ended 02/28/23

iBoxx $ High Yield Corporate Bond
Ordinary income	$895,731,399	$787,964,633

iBoxx $ Investment Grade Corporate Bond
Ordinary income	$1,386,724,873	$1,139,836,897

As of February 29, 2024, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total

iBoxx $ High Yield Corporate Bond	$90,886,893	$(1,889,354,790)	$(1,173,627,426)	$(2,972,095,323)
iBoxx $ Investment Grade Corporate Bond	120,818,363	(1,721,281,747)	(4,293,983,349)	(5,894,446,733)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and the classification of investments.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

iBoxx $ High Yield Corporate Bond	$20,162,662,156	$135,977,252	$(1,309,605,605)	$(1,173,628,353)
iBoxx $ Investment Grade Corporate Bond	39,568,695,995	37,208,646	(4,331,191,995)	(4,293,983,349)

8. PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

68	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Valuation Risk: The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (continued)

Transactions in capital shares were as follows:

	Year Ended 02/29/24		Year Ended 02/28/23

iShares ETF	Shares	Amount	Shares	Amount

iBoxx $ High Yield Corporate Bond
Shares sold	761,300,000	$56,903,078,388	592,200,000	$44,736,203,918
Shares redeemed	(724,500,000)	(54,151,506,670)	(621,400,000)	(47,254,366,600)

	36,800,000	$2,751,571,718	(29,200,000)	$(2,518,162,682)

iBoxx $ Investment Grade Corporate Bond
Shares sold	586,700,000	$62,453,694,677	401,600,000	$44,125,796,480
Shares redeemed	(596,100,000)	(63,265,014,977)	(374,100,000)	(41,346,393,752)

	(9,400,000)	$(811,320,300)	27,500,000	$2,779,402,728

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

70	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the two funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2024, the related statements of operations for the year ended February 29, 2024, the statements of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2024 and each of the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.

iShares iBoxx $ High Yield Corporate Bond ETF
iShares iBoxx $ Investment Grade Corporate Bond ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 19, 2024

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	71

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 29, 2024:

iShares ETF	Federal Obligation Interest

iBoxx $ High Yield Corporate Bond	$489,324
iBoxx $ Investment Grade Corporate Bond	1,577,485

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 29, 2024:

iShares ETF	Interest Dividends

iBoxx $ High Yield Corporate Bond	$888,992,585
iBoxx $ Investment Grade Corporate Bond	1,380,602,813

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 29, 2024:

iShares ETF	Interest-Related Dividends

iBoxx $ High Yield Corporate Bond	$746,248,455
iBoxx $ Investment Grade Corporate Bond	1,182,970,919

72	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	73

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBoxx $ Investment Grade Corporate Bond	$4.466904	$—	$—	$4.466904	100%	—%	—%	100%

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Funds”) to be marketed to investors in the EU and/or UK.

Report on Remuneration

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.

74	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited) (continued)

Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m. This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.

Disclosures Under the EU Sustainable Finance Disclosure Regulation

The iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).

Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

S U P P L E M E N T A L I N F O R M A T I O N	75

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 401 funds as of February 29, 2024. With the exception of Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (1957)	Trustee (since 2009).	President, of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (1956)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Cecilia H. Herbert (1949)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Member of the Wyoming State Investment Funds Committee (since 2022); Director of the Jackson Hole Center for the Arts (since 2021); Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (1959)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).

76	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information (unaudited) (continued)

Independent Trustees (continued)

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Martinez (1961)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (1964)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years

Dominik Rohé (1973)	President (since 2023).	Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-2023).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Aaron Wasserman (1974)	Chief Compliance Officer (iShares, Inc. and iShares Trust, since 2023; iShares U.S. ETF Trust, since 2023).	Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director, of BlackRock, Inc. (since 2023); Director, of BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (1982)	Executive Vice President (since 2022).	Managing Director, of BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering of BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020-2021); Head of Developed Markets Portfolio Engineering of BlackRock, Inc. (2016-2019).

Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).

James Mauro (1970)	Executive Vice President (since 2022).	Managing Director, of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).

Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.

Effective February 1, 2024, Salim Ramji resigned as Trustee of the Trust.

Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as Trustee of the Trust.

Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.

Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.

Effective April 8, 2024, Laura Fergerson was appointed as Trustee of the Trust.

Effective April 8, 2024, James Lam was appointed as Trustee of the Trust.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	77

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

78	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	79

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-204-0224

FEBRUARY 29, 2024

2024 Annual Report

iShares Trust

•  iShares Agency Bond ETF | AGZ | NYSE Arca

•  iShares Government/Credit Bond ETF | GBF | NYSE Arca

•  iShares Intermediate Government/Credit Bond ETF | GVI | Cboe BZX

•  iShares MBS ETF | MBB | NASDAQ

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

U.S. government bonds and high-quality corporate issues, as represented by the Bloomberg Government/Credit Bond Index, returned 3.69% during the 12 months ended February 29, 2024 (the “reporting period”), slightly ahead of the 3.33% return of the Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. bond performance.

The 12-month gain for the index belies the challenging environment for the bond market through the first eight months of the period. During this time, yields drifted steadily higher (as prices fell) in response to better-than-expected economic growth and continued interest rate increases by the U.S. Federal Reserve (Fed). The Fed raised rates by a quarter-point at its meetings in March, May, and July 2023, moving its benchmark fed funds rate to a range of 5.25% - 5.50%. Although the Fed’s aggressive actions contributed to a decline in inflation, U.S. economic growth remained robust behind persistent strength in the labor market. This trend gave rise to expectations that the central bank would need to keep rates “higher for longer,” fueling a sharp sell-off in the bond market in the span from August through October 2023.

The investment backdrop improved considerably in the final two months of 2023, touching off a rally that helped the fixed-income market quickly recover its earlier losses. The headline Consumer Price Index fell to its lowest levels since early 2021 in the November report, surprising the markets and causing the consensus to shift toward the view that the Fed was in fact finished raising rates. In December, Fed Chairman Jerome Powell provided another positive surprise with his suggestion that rate cuts could begin as early as the first half of 2024. Bond prices moved surged in response, with the credit sectors leading the way amid a pronounced improvement in investor sentiment. While yields crept higher in January and February, the Bloomberg Government/Credit Bond Index finished in positive territory on the strength of its earlier advance.

These trends were reflected in the U.S. Treasury market, where the yield on the two-year note entered the annual period at 4.81%, reached a high of 5.19% in mid-October, and subsequently finished February 2024 at 4.64%. The 10-year issue followed a similar path, climbing from 3.92% at the start of the period to a high of 4.98% before sliding to 4.25% on February 29, 2024. One result of these moves was that the yield curve’s inversion—i.e., the extent to which short-term rates exceeded those of longer-term issues—gradually moderated from the unusually high level reached in early 2023. Short-term Treasuries were the strongest performers on a total return basis, followed by intermediate-term issues. However, longer-dated government bonds (those with maturities of 10 years and above) posted a loss. MBS failed to keep pace with the return for U.S. Treasuries due to the combination of the Fed’s ongoing balance sheet reduction and lower buying demand from banks.

Investment-grade corporate bonds produced a robust gain and outpaced the index during the 12-month period. The asset class was helped by a larger contribution from yield, together with a decline in yield spreads relative to U.S. Treasuries. The compression in yield spreads, which indicates outperformance relative to Treasuries, reflected the backdrop of better-than-expected corporate earnings and investors’ hearty appetite for risk in the latter part of the period. The gains were broad-based across the category, with participation from each of the three major sectors: financials, industrials, and utilities. Lower-quality investment-grade corporate bonds outpaced their higher-quality counterparts, which was in part a result of investors’ willingness to take on greater risk in search of higher yields.

4	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® Agency Bond ETF

Investment Objective

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Bloomberg U.S. Agency Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.52%	1.26%	1.45%	4.52%	6.48%	15.49%
Fund Market	4.41	1.29	1.47	4.41	6.64	15.70
Index	4.56	1.16	1.44	4.56	5.92	15.32

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,025.90	$ 1.01		$ 1,000.00	$ 1,023.90	$ 1.01		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)

U.S. Government & Agency Obligations	97.0%
Corporate Bonds & Notes	2.4
Foreign Government Obligations	0.6

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

0-1 Year	9.7%
1-5 Years	64.5
5-10 Years	18.7
10-15 Years	3.8
15-20 Years	1.6
More than 20 Years	1.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024	iShares® Government/Credit Bond ETF

Investment Objective

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Bloomberg U.S. Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	3.48%	0.66%	1.40%	3.48%	3.32%	14.89%
Fund Market	3.46	0.66	1.41	3.46	3.33	15.03
Index	3.69	0.87	1.60	3.69	4.41	17.17

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,023.60	$ 1.01		$ 1,000.00	$ 1,023.90	$ 1.01		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

6	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024 (continued)	iShares® Government/Credit Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	62.4%
Aa	2.9
A	16.1
Baa	17.5
Ba	0.7
Not Rated	0.4

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	59.6%
Corporate Bonds & Notes	36.0
Foreign Government Obligations	3.5
Municipal Debt Obligations	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 29, 2024	iShares® Intermediate Government/Credit Bond ETF

Investment Objective

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Bloomberg U.S. Intermediate Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.20%	1.06%	1.33%	4.20%	5.42%	14.10%
Fund Market	4.27	1.06	1.32	4.27	5.41	14.03
Index	4.38	1.24	1.51	4.38	6.34	16.17

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,025.30	$ 1.01		$ 1,000.00	$ 1,023.90	$ 1.01		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

8	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024 (continued)	iShares® Intermediate Government/Credit Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	66.4%
Aa	2.3
A	15.4
Baa	14.8
Ba	0.6
Not Rated	0.5

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	63.6%
Corporate Bonds & Notes	32.8
Foreign Government Obligations	3.4
Municipal Debt Obligations	0.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of February 29, 2024	iShares® MBS ETF

Investment Objective

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/or guaranteed by U.S. government agencies, as represented by the Bloomberg U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.23%	(0.35)%	0.87%	2.23%	(1.72)%	9.01%
Fund Market	2.37	(0.35)	0.86	2.37	(1.72)	8.98
Index	2.28	(0.31)	0.98	2.28	(1.53)	10.25

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,019.20	$ 0.20		$ 1,000.00	$ 1,024.70	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

10	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024 (continued)	iShares® MBS ETF

Portfolio Information

ISSUER ALLOCATION

Issuer	Percentage of Total Investments(a)

Uniform Mortgage-Backed Securities	74.0%
Government National Mortgage Association	22.5
Federal Home Loan Mortgage Corp.	3.4
Federal National Mortgage Association	0.1

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

1-5 Years	0.2%
5-10 Years	2.9
10-15 Years	9.2
15-20 Years	3.5
20-25 Years	15.0
25-30 Years	66.4
30-35 Years	2.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

12	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 29, 2024	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Diversified Financial Services — 2.3%
Private Export Funding Corp.
4.30%, 12/15/28	$5,000	$4,970,856
Series PP, 1.40%, 07/15/28	12,100	10,598,030

		15,568,886

Total Corporate Bonds & Notes — 2.3% (Cost: $17,162,600)		15,568,886

Foreign Government Obligations(a)

Israel — 0.6%
Israel Government AID Bond
5.13%, 11/01/24	1,110	1,109,100
5.50%, 04/26/24	450	449,806
5.50%, 09/18/33	2,368	2,541,564

		4,100,470

Total Foreign Government Obligations — 0.6% (Cost: $4,151,234)		4,100,470

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 88.3%
Federal Farm Credit Banks Funding Corp.
1.10%, 03/03/27 (Call 03/07/24)	6,000	5,374,721
1.13%, 01/06/25	9,650	9,330,559
1.15%, 08/12/30 (Call 03/07/24)	15,100	12,116,210
1.32%, 09/09/30 (Call 03/07/24)	1,000	815,007
1.55%, 03/15/29	800	692,371
2.08%, 01/23/30	1,700	1,487,880
2.47%, 07/18/35	1,000	795,534
3.11%, 08/05/48	1,000	704,883
3.19%, 01/16/29	1,000	948,176
3.32%, 02/25/26	1,000	973,203
3.33%, 07/12/32	2,000	1,827,795
4.38%, 06/23/26	8,600	8,545,532
4.38%, 07/06/26	500	497,549
4.50%, 11/18/24	1,500	1,492,281
4.50%, 09/22/28	1,000	1,004,129
4.63%, 07/17/26	500	499,504
4.75%, 02/21/25	500	498,044
4.75%, 03/09/26	650	650,923
4.75%, 05/28/26	1,000	1,002,447
4.75%, 09/01/26	1,422	1,428,021
4.82%, 06/23/26 (Call 06/23/25)	500	496,085
4.88%, 07/28/25	2,000	1,999,171
4.88%, 04/20/26	2,000	2,008,002
4.88%, 10/27/32	2,500	2,541,936
5.13%, 10/10/25	2,500	2,509,828
Federal Home Loan Banks
0.38%, 09/04/25	8,000	7,488,512
0.63%, 11/27/24 (Call 03/28/24)	3,855	3,724,277
0.90%, 02/26/27 (Call 05/26/24)	20,560	18,476,518
0.96%, 03/05/26 (Call 04/05/24)	45,000	41,663,788
1.00%, 07/27/26 (Call 03/27/24)	9,500	8,668,529
1.00%, 02/26/27 (Call 05/26/24)	8,265	7,461,767
1.10%, 11/15/24 (Call 03/15/24)	7,900	7,664,673
1.10%, 08/20/26 (Call 03/20/24)	12,000	10,991,816
1.12%, 02/26/27 (Call 05/26/24)	3,000	2,701,901
1.20%, 12/23/24 (Call 03/23/24)	10,185	9,852,328

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
1.25%, 12/21/26	$3,000	$2,746,866
1.61%, 09/04/24 (Call 04/04/24)	1,960	1,920,957
1.88%, 09/11/26	1,000	936,130
2.01%, 02/17/27 (Call 05/17/24)	500	462,675
2.13%, 09/14/29	1,650	1,469,759
2.13%, 12/14/29	9,800	8,677,236
2.32%, 03/28/25 (Call 03/28/24)	15,000	14,545,611
2.38%, 03/14/25	4,050	3,938,393
3.13%, 06/13/25	21,055	20,568,218
3.25%, 06/09/28	2,000	1,915,851
3.25%, 11/16/28	7,950	7,611,150
4.00%, 06/09/28	1,000	984,041
4.00%, 06/30/28	2,200	2,174,850
4.13%, 03/13/26	4,000	3,956,606
4.38%, 06/12/26	1,500	1,488,458
4.38%, 09/08/28	1,000	999,897
4.38%, 03/11/33	2,000	1,962,634
4.44%, 05/26/32 (Call 03/07/24)	200	189,646
4.50%, 12/12/25(b)	3,000	2,985,093
4.50%, 03/13/26(b)	5,350	5,331,127
4.50%, 03/10/28	700	702,684
4.63%, 03/14/25	4,000	3,981,683
4.63%, 09/11/26	1,000	999,866
4.63%, 11/17/26(b)	16,000	16,070,562
4.75%, 06/12/26	1,500	1,504,130
4.88%, 09/11/26	600	603,031
5.50%, 07/15/36	1,600	1,748,354
5.63%, 03/14/36	1,000	1,091,579
Federal Home Loan Mortgage Corp.
0.00%, 12/11/25(c)	26,614	24,457,094
0.00%, 12/14/29(c)	5,900	4,557,703
0.00%, 12/17/29(c)	500	382,485
0.00%, 11/15/38(c)	7,423	3,636,021
0.38%, 07/21/25(b)	4,000	3,764,141
0.38%, 09/23/25	21,000	19,620,738
0.75%, 05/28/25 (Call 05/28/24)	7,500	7,118,528
4.00%, 02/28/25 (Call 05/28/24)	4,000	3,952,194
4.05%, 08/28/25 (Call 05/28/24)	4,000	3,948,573
6.25%, 07/15/32(b)	5,507	6,241,806
6.75%, 09/15/29(b)	2,500	2,793,272
6.75%, 03/15/31	6,500	7,421,989
Federal National Mortgage Association
0.38%, 08/25/25	10,000	9,368,700
0.50%, 06/17/25	4,018	3,802,143
0.50%, 11/07/25	8,380	7,812,449
0.63%, 04/22/25	8,560	8,152,594
0.75%, 10/08/27	7,000	6,155,663
0.88%, 12/18/26 (Call 03/18/24)	22,962	20,730,418
0.88%, 08/05/30	6,030	4,860,692
1.63%, 01/07/25	5,000	4,856,489
1.63%, 08/24/35 (Call 05/24/24)	5,000	3,469,761
1.88%, 09/24/26	9,725	9,113,549
2.13%, 04/24/26	8,100	7,701,852
5.63%, 07/15/37	1,500	1,654,605
6.21%, 08/06/38	2,500	2,911,603
6.25%, 05/15/29	20,700	22,543,022
6.63%, 11/15/30	10,052	11,347,087
7.13%, 01/15/30	2,319	2,650,289
7.25%, 05/15/30	1,286	1,487,735
Federal National Mortgage Association Principal STRIPS, 0.00%, 01/15/30(c)	910	698,576

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 29, 2024	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
Resolution Funding Corp. Interest STRIPS, 0.00%, 01/15/30(c)	$2,100	$1,600,827
Resolution Funding Corp. Principal STRIPS, 0.00%, 01/15/30(c)	5,000	3,812,368
Tennessee Valley Authority
0.75%, 05/15/25	1,000	950,869
1.50%, 09/15/31	50	40,111
2.88%, 09/15/24	510	503,293
3.88%, 03/15/28	2,200	2,156,559
4.25%, 09/15/52	2,300	2,044,586
4.25%, 09/15/65	3,806	3,305,735
4.63%, 09/15/60	1,600	1,490,914
4.88%, 01/15/48	1,483	1,449,984
5.25%, 09/15/39	8,505	8,809,981
5.38%, 04/01/56	1,100	1,171,317
5.50%, 06/15/38	282	300,523
5.88%, 04/01/36	5,416	6,027,796
6.15%, 01/15/38	1,000	1,124,974
7.13%, 05/01/30	4,047	4,610,714
Series B, 4.70%, 07/15/33	3,662	3,693,681
Series E, 6.75%, 11/01/25	37,105	38,202,500

		589,009,490

U.S. Government Obligations — 7.1%
Federal Farm Credit Banks Funding Corp.
3.80%, 04/05/32 (Call 03/06/24)	5,000	4,649,576
5.94%, 01/02/36 (Call 07/02/24)	2,000	1,994,955
Federal Home Loan Banks
2.50%, 06/12/26	3,500	3,334,998
4.75%, 12/08/28	1,000	1,019,820
U.S. Treasury Bill
4.83%, 12/26/24	14,000	13,435,146
5.37%, 05/02/24(d)	2,657	2,633,184
5.48%, 05/16/24(d)	2,180	2,155,908
U.S. Treasury Note/Bond
4.13%, 02/15/27	6,800	6,743,688
4.25%, 02/28/31	5,500	5,493,984

Security	Par (000)	Value

U.S. Government Obligations (continued)
4.25%, 02/15/54	$700	$687,094
4.50%, 02/15/44	1,500	1,500,000
4.88%, 11/30/25	2,600	2,606,398
5.00%, 08/31/25	100	100,266
5.00%, 10/31/25	900	903,516

		47,258,533

Total U.S. Government & Agency Obligations — 95.4% (Cost: $657,433,116)		636,268,023

Total Long-Term Investments — 98.3% (Cost: $678,746,950)		655,937,379

	Shares

Short-Term Securities

Money Market Funds — 4.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(e)(f)(g)	26,663,723	26,663,723

Total Short-Term Securities — 4.0% (Cost: $26,663,723)		26,663,723

Total Investments — 102.3% (Cost: $705,410,673)		682,601,102

Liabilities in Excess of Other Assets — (2.3)%		(15,196,004)

Net Assets — 100.0%		$667,405,098

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Rates are discount rates or a range of discount rates as of period end.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$44,821,030	$—	$(18,157,307)	(a)	$—	$—	$26,663,723	26,663,723	$354,032	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

14	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Agency Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$15,568,886	$—	$15,568,886
Foreign Government Obligations	—	4,100,470	—	4,100,470
U.S. Government & Agency Obligations	—	636,268,023	—	636,268,023
Short-Term Securities
Money Market Funds	26,663,723	—	—	26,663,723

	$26,663,723	$655,937,379	$—	$682,601,102

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)	$5	$3,675
4.65%, 10/01/28 (Call 07/01/28)	25	24,481
4.75%, 03/30/30 (Call 12/30/29)	5	4,863
5.38%, 06/15/33 (Call 03/15/33)	5	4,947
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	10	8,552
2.60%, 08/01/31 (Call 05/01/31)	15	12,591
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	5	4,843

		63,952

Aerospace & Defense — 0.7%
Boeing Co. (The)
2.20%, 02/04/26 (Call 03/11/24)	67	62,912
2.25%, 06/15/26 (Call 03/15/26)	15	13,964
2.70%, 02/01/27 (Call 12/01/26)	5	4,653
2.80%, 03/01/27 (Call 12/01/26)	5	4,640
2.95%, 02/01/30 (Call 11/01/29)	5	4,373
3.10%, 05/01/26 (Call 03/01/26)	20	19,037
3.20%, 03/01/29 (Call 12/01/28)	60	54,232
3.25%, 02/01/35 (Call 11/01/34)	5	4,014
3.45%, 11/01/28 (Call 08/01/28)	15	13,816
3.50%, 03/01/39 (Call 09/01/38)	5	3,788
3.60%, 05/01/34 (Call 02/01/34)	52	43,846
3.63%, 02/01/31 (Call 11/01/30)	65	58,190
3.63%, 03/01/48 (Call 09/01/47)	10	6,948
3.75%, 02/01/50 (Call 08/01/49)	5	3,542
3.90%, 05/01/49 (Call 11/01/48)	5	3,667
3.95%, 08/01/59 (Call 02/01/59)	15	10,598
4.88%, 05/01/25 (Call 04/01/25)	10	9,913
5.04%, 05/01/27 (Call 03/01/27)	55	54,491
5.15%, 05/01/30 (Call 02/01/30)	10	9,831
5.71%, 05/01/40 (Call 11/01/39)	70	68,150
5.81%, 05/01/50 (Call 11/01/49)	140	134,549
5.93%, 05/01/60 (Call 11/01/59)	55	52,561
6.88%, 03/15/39	20	21,733
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	15	14,686
3.50%, 05/15/25 (Call 03/15/25)	135	132,409
3.63%, 04/01/30 (Call 01/01/30)	40	37,325
3.75%, 05/15/28 (Call 02/15/28)	85	81,794
4.25%, 04/01/40 (Call 10/01/39)	30	26,746
4.25%, 04/01/50 (Call 10/01/49)	15	12,911
HEICO Corp., 5.35%, 08/01/33 (Call 05/01/33)	5	4,970
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	10	9,521
4.95%, 08/15/25 (Call 05/15/25)	5	4,934
Howmet Aerospace Inc., 5.95%, 02/01/37(a)	25	25,528
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	10	8,863
3.85%, 12/15/26 (Call 09/15/26)	25	24,148
4.40%, 06/15/28 (Call 03/15/28)	105	101,953
4.85%, 04/27/35 (Call 10/27/34)	15	14,212
5.05%, 04/27/45 (Call 10/27/44)	10	9,348
5.40%, 07/31/33 (Call 04/30/33)	35	35,022
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	10	6,602
3.80%, 03/01/45 (Call 09/01/44)	25	20,249
3.90%, 06/15/32 (Call 03/15/32)	70	64,888

Security	Par (000)	Value

Aerospace & Defense (continued)
4.09%, 09/15/52 (Call 03/15/52)	$35	$29,073
4.30%, 06/15/62 (Call 12/15/61)	10	8,326
4.50%, 05/15/36 (Call 11/15/35)	10	9,459
4.70%, 05/15/46 (Call 11/15/45)	15	13,828
4.75%, 02/15/34 (Call 11/15/33)	40	39,077
4.95%, 10/15/25 (Call 09/15/25)	25	24,965
5.10%, 11/15/27 (Call 10/15/27)	5	5,053
5.25%, 01/15/33 (Call 10/15/32)	40	40,765
5.70%, 11/15/54 (Call 05/15/54)	20	21,085
5.90%, 11/15/63 (Call 05/15/63)	25	27,116
Series B, 6.15%, 09/01/36	45	48,673
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	5	4,689
3.85%, 04/15/45 (Call 10/15/44)	10	7,937
4.03%, 10/15/47 (Call 04/15/47)	35	28,181
4.40%, 05/01/30 (Call 02/01/30)	5	4,818
4.70%, 03/15/33 (Call 12/15/32)	165	159,151
4.95%, 03/15/53 (Call 09/15/52)	60	55,536
5.25%, 05/01/50 (Call 11/01/49)	30	28,956
RTX Corp.
2.25%, 07/01/30 (Call 04/01/30)	20	16,926
2.82%, 09/01/51 (Call 03/01/51)	30	18,702
3.03%, 03/15/52 (Call 09/15/51)	30	19,512
3.13%, 05/04/27 (Call 02/04/27)	65	61,344
3.50%, 03/15/27 (Call 12/15/26)	80	76,457
3.75%, 11/01/46 (Call 05/01/46)	35	26,573
4.13%, 11/16/28 (Call 08/16/28)	5	4,802
4.15%, 05/15/45 (Call 11/16/44)	120	98,040
4.35%, 04/15/47 (Call 10/15/46)	25	20,887
4.50%, 06/01/42	25	21,866
4.63%, 11/16/48 (Call 05/16/48)	50	43,417
4.80%, 12/15/43 (Call 06/15/43)	10	8,981
5.15%, 02/27/33 (Call 11/27/32)	10	9,898
5.38%, 02/27/53 (Call 08/27/52)	25	24,129
6.00%, 03/15/31 (Call 01/15/31)	10	10,417
6.05%, 06/01/36	5	5,236
6.10%, 03/15/34 (Call 12/15/33)	50	52,867

		2,376,299

Agriculture — 0.5%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	5	4,826
2.45%, 02/04/32 (Call 11/04/31)	30	24,014
3.40%, 05/06/30 (Call 02/06/30)	85	76,500
3.40%, 02/04/41 (Call 08/04/40)	20	14,373
3.70%, 02/04/51 (Call 08/04/50)	40	27,240
3.88%, 09/16/46 (Call 03/16/46)	20	14,620
4.45%, 05/06/50 (Call 11/06/49)	10	7,828
4.50%, 05/02/43	70	57,962
4.80%, 02/14/29 (Call 11/14/28)	35	34,378
5.38%, 01/31/44	20	19,440
5.80%, 02/14/39 (Call 08/14/38)	15	14,941
5.95%, 02/14/49 (Call 08/14/48)	30	29,860
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	5	4,708
2.90%, 03/01/32 (Call 12/01/31)	20	17,044
3.25%, 03/27/30 (Call 12/27/29)	10	9,047
3.75%, 09/15/47 (Call 03/15/47)	5	3,796
4.50%, 08/15/33 (Call 05/15/33)(a)	25	23,827
4.50%, 03/15/49 (Call 09/15/48)	20	17,459
5.38%, 09/15/35	9	9,054

16	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	$45	$39,811
3.46%, 09/06/29 (Call 06/06/29)	25	22,620
3.56%, 08/15/27 (Call 05/15/27)	23	21,717
3.98%, 09/25/50 (Call 03/25/50)	25	17,065
4.39%, 08/15/37 (Call 02/15/37)	60	49,215
4.54%, 08/15/47 (Call 02/15/47)	25	18,633
4.70%, 04/02/27 (Call 02/02/27)	105	102,722
4.74%, 03/16/32 (Call 12/16/31)	15	14,108
4.91%, 04/02/30 (Call 01/02/30)	50	48,570
5.28%, 04/02/50 (Call 10/02/49)	20	16,544
6.00%, 02/20/34 (Call 11/20/33)	25	24,757
6.42%, 08/02/33 (Call 05/02/33)	40	41,055
7.08%, 08/02/43 (Call 02/02/43)	15	15,616
7.08%, 08/02/53 (Call 02/02/53)	70	72,562
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	40	37,063
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	110	104,131
2.75%, 05/14/31 (Call 02/14/31)	25	21,270
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	5	4,568
2.10%, 05/01/30 (Call 02/01/30)	5	4,213
3.38%, 08/11/25 (Call 05/11/25)	25	24,378
3.38%, 08/15/29 (Call 05/15/29)	30	27,542
3.88%, 08/21/42	40	31,524
4.25%, 11/10/44	26	21,436
4.38%, 11/15/41	20	16,998
4.88%, 02/13/26	45	44,779
4.88%, 11/15/43	15	13,480
5.00%, 11/17/25	10	9,966
5.13%, 11/17/27 (Call 10/17/27)	165	165,248
5.13%, 02/15/30 (Call 12/15/29)	25	24,879
5.25%, 02/13/34 (Call 11/13/33)	25	24,426
5.38%, 02/15/33 (Call 11/15/32)	40	39,840
5.63%, 11/17/29 (Call 09/17/29)	30	30,720
5.75%, 11/17/32 (Call 08/17/32)	25	25,481
6.38%, 05/16/38	30	32,376
Reynolds American Inc., 5.70%, 08/15/35 (Call 02/15/35)	5	4,776

		1,625,006

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	23	21,175
Series 2016-2, Class AA, 3.20%, 12/15/29	7	6,162
Series 2016-3, Class AA, 3.00%, 04/15/30	7	6,087
Series 2017-2, Class AA, 3.35%, 04/15/31	4	3,202
Series A, Class A, 2.88%, 01/11/36	9	7,742
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	8	7,337
Series 2019-1, Class AA, 2.75%, 11/15/33	4	3,454
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	10	8,644
3.00%, 11/15/26 (Call 08/15/26)	5	4,719
5.13%, 06/15/27 (Call 04/15/27)	20	19,932
5.25%, 05/04/25 (Call 04/04/25)	65	64,814
United Airlines Pass Through Trust
5.80%, 07/15/37	35	35,296
Series 2013-1, Class A, 4.30%, 02/15/27	16	15,452
Series 2014-2, Class A, 3.75%, 03/03/28	22	21,201
Series 2016-1, Class AA, 3.10%, 01/07/30	13	11,926

Security	Par (000)	Value

Airlines (continued)
Series 2016-2, Class AA, 2.88%, 04/07/30	$10	$9,289
Series 2020-1, 5.88%, 04/15/29	15	15,064
Series 2020-1, Class B, 4.88%, 07/15/27(a)	19	19,146

		280,642

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	115	108,186
2.40%, 03/27/25 (Call 02/27/25)	5	4,860
2.85%, 03/27/30 (Call 12/27/29)	40	35,955
3.25%, 03/27/40 (Call 09/27/39)	15	11,957
3.38%, 11/01/46 (Call 05/01/46)	20	15,114
3.38%, 03/27/50 (Call 09/27/49)(a)	15	11,373
3.63%, 05/01/43 (Call 11/01/42)	35	28,527
3.88%, 11/01/45 (Call 05/01/45)	15	12,398
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	25	24,650
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	10	9,773
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	10	8,106
4.25%, 04/01/25 (Call 01/01/25)	5	4,923
7.00%, 11/27/26	25	25,675
7.35%, 11/27/28 (Call 10/27/28)	25	26,160
7.85%, 11/27/33 (Call 08/27/33)	25	27,049
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	20	19,187
2.80%, 04/23/27 (Call 02/23/27)	10	9,067
2.95%, 04/23/30 (Call 01/23/30)	20	16,498

		399,458

Auto Manufacturers — 0.8%
American Honda Finance Corp.
1.80%, 01/13/31	10	8,211
2.00%, 03/24/28	10	8,957
2.25%, 01/12/29	25	22,200
4.90%, 01/10/34	25	24,385
5.85%, 10/04/30	10	10,406
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	5	4,690
1.50%, 09/01/30 (Call 06/01/30)	25	20,194
2.60%, 09/01/50 (Call 03/01/50)	5	3,136
5.15%, 02/20/34 (Call 11/20/33)	25	24,975
Ford Motor Co., 4.75%, 01/15/43	65	52,690
Ford Motor Credit Co. LLC
4.00%, 11/13/30 (Call 08/13/30)	200	176,792
4.13%, 08/17/27 (Call 06/17/27)	200	189,031
4.39%, 01/08/26	200	194,580
6.80%, 05/12/28 (Call 04/12/28)	200	206,423
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	65	62,602
5.00%, 10/01/28 (Call 07/01/28)	40	39,730
5.00%, 04/01/35	30	28,048
5.20%, 04/01/45	10	8,827
5.40%, 10/15/29 (Call 08/15/29)	10	9,967
5.40%, 04/01/48 (Call 10/01/47)	15	13,454
5.60%, 10/15/32 (Call 07/15/32)(a)	15	14,957
5.95%, 04/01/49 (Call 10/01/48)(a)	60	57,659
6.25%, 10/02/43	10	10,037
6.60%, 04/01/36 (Call 10/01/35)	50	52,418
6.75%, 04/01/46 (Call 10/01/45)	5	5,285
6.80%, 10/01/27 (Call 08/01/27)	60	62,652
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	35	32,062

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.35%, 02/26/27 (Call 01/26/27)	$80	$73,346
2.35%, 01/08/31 (Call 10/08/30)	30	24,448
2.40%, 04/10/28 (Call 02/10/28)	25	22,285
2.70%, 06/10/31 (Call 03/10/31)	30	24,684
2.75%, 06/20/25 (Call 05/20/25)	25	24,128
3.10%, 01/12/32 (Call 10/12/31)	25	20,880
3.60%, 06/21/30 (Call 03/21/30)	15	13,452
4.00%, 10/06/26 (Call 07/06/26)	40	38,670
4.35%, 04/09/25 (Call 02/09/25)	95	93,772
4.35%, 01/17/27 (Call 10/17/26)	10	9,733
5.00%, 04/09/27 (Call 03/09/27)	40	39,577
5.80%, 06/23/28 (Call 05/23/28)	35	35,502
5.85%, 04/06/30 (Call 02/06/30)	5	5,070
6.05%, 10/10/25	45	45,352
Honda Motor Co. Ltd., 2.53%, 03/10/27 (Call 02/10/27)	50	46,718
PACCAR Financial Corp.
1.10%, 05/11/26	15	13,827
3.55%, 08/11/25	5	4,897
4.45%, 03/30/26	5	4,956
5.05%, 08/10/26	5	5,019
Toyota Motor Corp., 2.36%, 03/25/31 (Call 12/25/30)	10	8,616
Toyota Motor Credit Corp.
3.00%, 04/01/25	145	141,675
3.05%, 03/22/27	25	23,707
3.05%, 01/11/28	95	89,430
3.65%, 08/18/25	20	19,596
3.95%, 06/30/25	45	44,316
4.45%, 06/29/29	130	127,645
4.55%, 09/20/27	10	9,915
4.55%, 05/17/30	5	4,896
4.70%, 01/12/33	35	34,513
4.80%, 01/05/34	25	24,368
5.00%, 08/14/26	50	49,991
5.40%, 11/10/25	35	35,216
5.45%, 11/10/27	5	5,099
5.55%, 11/20/30	10	10,322

		2,519,989

Auto Parts & Equipment — 0.0%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	30	18,783
4.35%, 03/15/29 (Call 12/15/28)	10	9,664
4.40%, 10/01/46 (Call 04/01/46)	10	7,854
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	25	21,557
4.15%, 05/01/52 (Call 11/01/51)	5	3,816
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	35	32,305
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	5	4,468
3.55%, 01/15/52 (Call 07/15/51)	10	6,779
4.25%, 05/15/29 (Call 02/15/29)	10	9,516
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	10	8,601
4.15%, 10/01/25 (Call 07/01/25)	10	9,816
5.50%, 03/21/33 (Call 12/21/32)	5	5,122

		138,281

Banks — 7.8%
Banco Bilbao Vizcaya Argentaria SA, 5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(b)	200	199,936
Banco Santander SA
1.85%, 03/25/26	25	23,201

Security	Par (000)	Value

Banks (continued)
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(b)	$25	$23,932
4.25%, 04/11/27	25	24,089
4.38%, 04/12/28	225	216,189
5.15%, 08/18/25	50	49,617
5.18%, 11/19/25	250	246,509
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(b)	10	9,316
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(b)	25	23,670
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(b)	10	9,167
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(b)	15	12,169
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(b)	65	57,040
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(b)	45	36,404
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(b)	25	19,746
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(b)	55	46,889
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(b)	35	28,719
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(b)	25	21,311
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(b)	155	108,117
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(b)	135	112,992
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(b)	15	9,617
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(b)	50	41,991
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(b)	25	16,615
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(b)	40	35,989
3.25%, 10/21/27 (Call 10/21/26)	60	56,676
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(b)	50	37,897
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(b)	25	24,413
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(b)	80	74,758
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(b)	65	62,513
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(b)	5	4,365
3.88%, 08/01/25	20	19,680
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(b)	52	49,465
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(b)	155	145,674
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(b)	20	17,111
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(b)	85	68,644
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(b)	25	22,207

18	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.25%, 10/22/26	$95	$92,905
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(b)	180	172,935
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(b)	40	33,688
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(b)	80	68,822
4.45%, 03/03/26	50	49,174
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(b)	45	42,351
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(b)	10	9,914
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(b)	110	108,893
5.00%, 01/21/44	40	38,256
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(b)	65	63,322
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(b)	15	14,904
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(b)	135	134,236
5.29%, 04/25/34 (Call 04/25/33), (1-day SOFR + 1.910%)(b)	225	221,756
5.47%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.650%)(b)	95	94,747
5.82%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.570%)(b)	50	50,971
5.87%, 09/15/34 (Call 09/15/33), (1-day SOFR + 1.840%)(b)	100	102,549
5.88%, 02/07/42	35	37,226
5.93%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.340%)(b)	100	101,406
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(b)	10	10,310
Series L, 3.95%, 04/21/25	10	9,835
Series L, 4.75%, 04/21/45	25	22,716
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(b)	5	4,642
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(b)	20	16,730
Bank of America NA, 5.53%, 08/18/26 (Call 07/18/26)	470	474,537
Bank of Montreal
1.85%, 05/01/25	5	4,804
3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(b)	10	8,099
3.70%, 06/07/25	5	4,899
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(b)	25	22,995
5.30%, 06/05/26	5	5,012
Series H, 4.70%, 09/14/27 (Call 08/14/27)	170	168,293
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26 (Call 09/15/26)	70	63,230
2.45%, 08/17/26 (Call 05/17/26)	50	47,008
2.50%, 01/26/32 (Call 10/26/31)	35	29,201
2.80%, 05/04/26 (Call 02/04/26)	50	47,731
3.30%, 08/23/29 (Call 05/23/29)	5	4,587
3.85%, 04/28/28	35	33,758
3.85%, 04/26/29 (Call 02/26/29)	5	4,786
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(b)	50	51,851

Security	Par (000)	Value

Banks (continued)
6.32%, 10/25/29 (Call 10/25/28), (1-day SOFR + 1.598%)(b)	$25	$26,192
6.47%, 10/25/34 (Call 10/25/33), (1-day SOFR + 1.845%)(b)	25	27,046
Bank of Nova Scotia (The)
1.05%, 03/02/26	20	18,442
1.30%, 06/11/25	20	19,009
1.30%, 09/15/26 (Call 06/15/26)	20	18,203
1.35%, 06/24/26	5	4,589
1.95%, 02/02/27	5	4,589
2.15%, 08/01/31	10	8,171
2.70%, 08/03/26	20	18,886
3.45%, 04/11/25	45	44,065
4.50%, 12/16/25	45	44,225
4.59%, 05/04/37 (Call 02/04/32), (5-year CMT + 2.050%)(b)	10	8,951
4.85%, 02/01/30	20	19,728
5.65%, 02/01/34	25	25,394
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	10	9,735
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(b)	20	18,279
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(b)	200	163,288
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(b)	25	20,977
4.38%, 01/12/26	200	195,881
4.95%, 01/10/47	20	18,200
5.20%, 05/12/26	10	9,879
5.25%, 08/17/45	20	19,072
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(b)	200	211,368
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(b)	200	218,845
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	55	51,410
1.25%, 06/22/26 (Call 05/22/26)	35	32,085
3.30%, 04/07/25	5	4,884
3.60%, 04/07/32 (Call 03/07/32)	10	8,927
3.95%, 08/04/25	5	4,902
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(b)	35	32,264
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(b)	10	8,116
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(b)	35	28,811
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(b)	40	33,834
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(b)	90	77,167
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(b)	15	10,616
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(b)	15	13,233
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(b)	50	42,010
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(b)	55	51,525
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(b)	35	34,072

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

	Par (000)	Value

Banks (continued)
3.20%, 10/21/26 (Call 07/21/26)	$30	$28,492
3.30%, 04/27/25	50	48,892
3.40%, 05/01/26	60	57,730
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(b)	30	28,180
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(b)	125	118,491
3.70%, 01/12/26	80	77,886
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(b)	40	35,442
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(b)	25	24,023
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(b)	40	37,505
4.13%, 07/25/28	20	18,981
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(b)	20	16,903
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(b)	55	51,967
4.45%, 09/29/27	65	62,973
4.65%, 07/23/48 (Call 06/23/48)	29	25,847
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(b)	15	14,727
4.75%, 05/18/46	25	21,867
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(b)	35	33,525
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(b)	55	53,809
5.88%, 02/22/33	115	117,008
6.00%, 10/31/33	10	10,337
6.17%, 05/25/34 (Call 05/25/33), (1-day SOFR + 2.661%)(b)	35	35,240
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(b)	50	52,478
6.63%, 06/15/32	125	133,123
6.68%, 09/13/43	70	76,762
8.13%, 07/15/39	30	37,985
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	25	20,723
2.64%, 09/30/32 (Call 07/02/32)	5	3,786
5.64%, 05/21/37 (Call 05/21/32), (5-year CMT + 2.750%)(b)	10	9,154
Comerica Bank, 4.00%, 07/27/25	50	48,464
Cooperatieve Rabobank UA, 5.75%, 12/01/43	150	150,555
Credit Suisse AG/New York
2.95%, 04/09/25	250	242,808
7.50%, 02/15/28	250	269,276
Deutsche Bank AG, 4.10%, 01/13/26	15	14,623
Deutsche Bank AG/New York
1.69%, 03/19/26	25	23,295
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(b)	10	9,376
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(b)	20	18,166
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(b)	260	225,225
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(b)	150	150,313
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(b)	55	49,338

Security	Par (000)	Value

Banks (continued)
2.55%, 05/05/27 (Call 04/05/27)	$10	$9,182
3.95%, 03/14/28 (Call 02/14/28)	15	14,249
5.63%, 01/29/32 (Call 01/29/31), (1-day SOFR + 1.840%)(b)	25	24,801
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(b)	15	15,285
8.25%, 03/01/38	15	17,734
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3-mo. SOFR + 2.465%)(b)	20	19,167
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	10	9,734
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	5	5,066
Goldman Sachs Capital I, 6.35%, 02/15/34	5	5,128
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(b)	5	4,633
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(b)	10	9,243
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(b)	40	36,359
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(b)	45	41,208
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(b)	30	24,052
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(b)	165	134,266
2.60%, 02/07/30 (Call 11/07/29)	40	34,703
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(b)	35	29,090
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(b)	50	46,323
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(b)	30	24,740
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(b)	25	17,719
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(b)	95	80,510
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(b)	80	59,517
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(b)	20	15,219
3.50%, 04/01/25 (Call 03/01/25)	20	19,587
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(b)	50	47,677
3.75%, 02/25/26 (Call 11/25/25)	10	9,750
3.80%, 03/15/30 (Call 12/15/29)	50	46,490
3.85%, 01/26/27 (Call 01/26/26)	25	24,155
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.635%)(b)	30	25,692
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(b)	55	52,737
4.25%, 10/21/25	40	39,281
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(b)	50	44,282
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(b)	35	34,145
4.75%, 10/21/45 (Call 04/21/45)	55	50,195
4.80%, 07/08/44 (Call 01/08/44)	30	27,320
5.15%, 05/22/45	20	19,113
5.80%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.075%)(b)	200	201,091
6.25%, 02/01/41	25	26,982

20	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.45%, 05/01/36	$30	$32,046
6.56%, 10/24/34 (Call 10/24/33), (1-day SOFR + 1.950%)(b)	25	27,009
6.75%, 10/01/37	100	108,750
HSBC Bank USA NA, 7.00%, 01/15/39	70	79,745
HSBC Holdings PLC
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(b)	200	191,275
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(b)	70	64,074
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(b)	200	165,262
3.90%, 05/25/26	130	125,970
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(b)	150	138,963
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(b)	200	196,109
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(b)	200	192,396
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(b)	200	195,277
4.95%, 03/31/30	200	195,829
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(b)	105	103,167
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(b)	200	207,544
6.50%, 09/15/37	20	21,054
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(b)	50	56,301
Huntington Bancshares Inc./OH
4.00%, 05/15/25 (Call 04/15/25)	10	9,819
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(b)	5	4,802
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(b)	5	4,725
5.71%, 02/02/35 (Call 02/02/34), (1-day SOFR + 1.870%)(a)(b)	25	24,674
6.21%, 08/21/29 (Call 08/21/28), (1-day SOFR + 2.020%)(b)	25	25,427
ING Groep NV, 6.11%, 09/11/34 (Call 09/11/33), (1-day SOFR + 2.090%)(b)	200	206,353
JPMorgan Chase & Co.
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(b)	50	45,433
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(b)	65	60,079
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(b)	15	12,078
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(b)	35	28,146
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(b)	55	53,015
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(b)	85	81,794
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(b)	65	59,202
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(b)	30	25,628
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(b)	20	16,474

Security	Par (000)	Value

Banks (continued)
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(b)	$35	$29,263
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(b)	200	175,457
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(b)	31	26,913
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(b)	55	46,440
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(b)	30	22,561
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(b)	40	27,429
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.460%)(b)	50	37,441
3.20%, 06/15/26 (Call 03/15/26)	195	187,576
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(b)	40	28,365
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(b)	35	29,907
3.90%, 07/15/25 (Call 04/15/25)	55	54,063
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(b)	30	23,991
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.507%)(b)	50	48,794
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(b)	50	40,162
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(b)	140	113,553
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(b)	30	28,820
4.25%, 10/01/27	100	97,814
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(b)	20	16,864
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(b)	65	62,412
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(b)	30	28,486
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(b)	10	9,889
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(b)	150	145,528
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(b)	225	225,609
5.34%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.620%)(b)	50	49,747
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(b)	190	189,013
5.50%, 10/15/40	15	15,335
5.60%, 07/15/41	15	15,463
5.63%, 08/16/43	60	61,541
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(b)	65	65,801
6.25%, 10/23/34 (Call 10/23/33), (1-day SOFR + 1.810%)(b)	20	21,230
6.40%, 05/15/38	145	161,849
8.00%, 04/29/27	45	48,935
KeyCorp
2.25%, 04/06/27	10	8,920
2.55%, 10/01/29	10	8,367
4.10%, 04/30/28	35	32,759

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(b)	$15	$13,547
Korea Development Bank (The), 3.00%, 01/13/26	200	192,981
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	20	11,585
0.00%, 06/29/37(c)	175	95,755
0.38%, 07/18/25	305	286,687
0.63%, 01/22/26	15	13,903
1.00%, 10/01/26	20	18,300
1.75%, 09/14/29	15	13,092
2.00%, 05/02/25	119	114,949
2.88%, 04/03/28	40	37,679
3.13%, 06/10/25	15	14,661
3.75%, 02/15/28	240	233,968
3.88%, 06/15/28	10	9,784
4.13%, 07/15/33	15	14,662
4.63%, 08/07/26	20	20,011
5.13%, 09/29/25	5	5,019
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	80	74,015
0.88%, 09/03/30	5	4,002
1.75%, 07/27/26	60	56,115
2.38%, 06/10/25	10	9,676
3.88%, 06/14/28	10	9,785
Series 37, 2.50%, 11/15/27	45	41,987
Series 40, 0.50%, 05/27/25	5	4,730
Lloyds Banking Group PLC, 4.34%, 01/09/48	200	157,094
M&T Bank Corp., 7.41%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.800%)(b)	25	26,225
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	200	170,541
3.96%, 03/02/28	30	28,896
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(b)	25	25,063
5.41%, 04/19/34 (Call 04/19/33), (1-year CMT + 1.970%)(b)	200	202,105
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(b)	200	201,423
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(b)	200	182,724
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(b)	200	165,418
3.66%, 02/28/27	15	14,357
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(b)	20	20,297
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(b)	5	5,104
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(b)	20	20,376
Morgan Stanley
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(b)	45	41,487
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(b)	10	7,918
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(b)	45	35,721
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(b)	30	28,871
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(b)	25	20,156

Security	Par (000)	Value

Banks (continued)
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(b)	$60	$47,150
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(b)	45	36,856
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(b)	50	43,283
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(b)	30	19,285
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(b)	75	62,916
3.13%, 07/27/26	15	14,302
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(b)	25	18,783
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(a)(b)	60	54,483
3.63%, 01/20/27	100	96,414
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(b)	200	189,025
3.88%, 01/27/26	140	136,597
3.95%, 04/23/27	15	14,437
3.97%, 07/22/38 (Call 07/22/37)(b)	75	63,935
4.00%, 07/23/25	85	83,547
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(b)	10	9,678
4.30%, 01/27/45	130	112,677
4.35%, 09/08/26	160	156,400
4.38%, 01/22/47	35	30,180
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(b)	30	28,808
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(b)	10	9,028
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(b)	50	47,982
5.00%, 11/24/25	95	94,438
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(b)	10	9,940
5.25%, 04/21/34 (Call 04/21/33), (1-day SOFR + 1.870%)(b)	25	24,539
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(b)	30	28,689
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(b)	130	129,368
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(b)	80	80,332
5.47%, 01/18/35 (Call 01/18/34), (1-day SOFR + 1.730%)(b)	50	49,950
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(b)	25	25,867
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(b)	50	49,852
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(b)	25	25,841
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(b)	30	31,797
6.38%, 07/24/42	20	22,217
7.25%, 04/01/32	80	91,166
Morgan Stanley Bank NA, 5.48%, 07/16/25 (Call 06/16/25)	60	60,240

22	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(b)	$200	$182,808
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(b)	200	194,614
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	5	4,214
3.95%, 10/30/25	90	88,278
4.00%, 05/10/27 (Call 04/10/27)	40	38,848
6.13%, 11/02/32 (Call 08/02/32)	5	5,252
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	10	9,334
0.50%, 02/02/26	175	161,458
2.88%, 05/23/25	5	4,871
3.63%, 09/09/27(a)	40	38,854
4.13%, 01/20/26	5	4,941
4.25%, 03/01/28	25	24,783
4.63%, 11/03/25	10	9,956
5.00%, 10/23/26	10	10,100
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(b)	5	4,070
2.55%, 01/22/30 (Call 10/24/29)	5	4,291
3.15%, 05/19/27 (Call 04/19/27)	5	4,706
3.45%, 04/23/29 (Call 01/23/29)	42	38,782
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(b)	25	23,159
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(b)	20	19,760
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(b)	30	28,823
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.620%)(b)	25	24,987
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(b)	50	50,317
5.68%, 01/22/35 (Call 01/22/34), (1-day SOFR + 1.902%)(b)	25	25,059
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(b)	40	40,052
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(b)	40	41,063
6.88%, 10/20/34 (Call 10/20/33), (1-day SOFR + 2.284%)(b)	50	54,198
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	120	114,903
7.38%, 12/10/37	5	5,622
Royal Bank of Canada
1.15%, 06/10/25	40	38,001
1.15%, 07/14/26	15	13,704
1.20%, 04/27/26	10	9,202
1.40%, 11/02/26	60	54,526
2.30%, 11/03/31	30	24,570
4.88%, 01/12/26	5	4,980
4.90%, 01/12/28	25	24,918
5.00%, 02/01/33	45	44,232
5.00%, 05/02/33	5	4,923
5.20%, 08/01/28	60	60,326
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(b)	30	27,131
4.40%, 07/13/27 (Call 04/14/27)	65	62,294

Security	Par (000)	Value

Banks (continued)
4.50%, 07/17/25 (Call 04/17/25)	$55	$53,918
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(b)	5	4,988
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(b)	25	25,389
6.57%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.700%)(b)	5	5,092
Santander U.K. Group Holdings PLC, 2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(b)	40	36,426
State Street Corp.
2.20%, 03/03/31	10	8,267
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(b)	40	33,201
2.65%, 05/19/26	35	33,284
2.90%, 03/30/26 (Call 03/30/25), (1-day SOFR + 2.600%)(b)	40	38,952
3.55%, 08/18/25	10	9,797
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(b)	10	9,963
5.16%, 05/18/34 (Call 05/18/33), (1-day SOFR + 1.890%)(b)	15	14,807
5.27%, 08/03/26 (Call 07/03/26)	45	45,147
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	200	174,005
2.14%, 09/23/30	60	49,277
3.35%, 10/18/27	40	37,728
3.78%, 03/09/26	65	63,224
5.77%, 01/13/33	205	211,502
6.18%, 07/13/43	35	38,331
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	5	4,942
Toronto-Dominion Bank (The)
0.75%, 09/11/25	105	98,384
1.15%, 06/12/25	20	18,984
1.20%, 06/03/26	10	9,174
2.00%, 09/10/31	45	36,619
3.20%, 03/10/32	10	8,723
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(b)	20	19,087
3.77%, 06/06/25	10	9,822
4.11%, 06/08/27	25	24,262
4.46%, 06/08/32	175	166,807
4.69%, 09/15/27	25	24,715
5.10%, 01/09/26	30	30,039
Truist Bank, 4.05%, 11/03/25 (Call 09/03/25)	85	83,181
Truist Financial Corp.
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(b)	20	18,358
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(b)	25	21,471
1.95%, 06/05/30 (Call 03/05/30)	10	8,168
3.70%, 06/05/25 (Call 05/05/25)	100	97,799
4.00%, 05/01/25 (Call 03/01/25)	5	4,910
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(b)	15	14,412
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(b)	10	9,795
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(b)	35	34,063
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(b)	35	32,163

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(b)	$30	$28,448
5.71%, 01/24/35 (Call 01/24/34), (1-day SOFR + 1.922%)(b)	25	24,789
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(b)	25	24,997
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(b)	90	90,199
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(b)	35	35,582
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	10	7,926
1.45%, 05/12/25 (Call 04/11/25)	30	28,706
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(b)	15	11,594
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(b)	20	16,324
3.10%, 04/27/26 (Call 03/27/26)	5	4,774
3.95%, 11/17/25 (Call 10/17/25)	5	4,892
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(b)	15	14,645
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(b)	40	37,648
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(b)	25	23,394
5.68%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.860%)(b)	50	49,888
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(b)	55	55,232
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(b)	25	25,256
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(b)	30	30,232
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(b)	40	40,390
Series V, 2.38%, 07/22/26 (Call 06/22/26)	35	32,799
UBS Group AG
4.55%, 04/17/26	150	147,329
4.88%, 05/15/45	25	23,051
Wachovia Corp., 5.50%, 08/01/35	51	50,163
Wells Fargo & Co.
2.19%, 04/30/26 (Call 04/30/25), (1-day SOFR + 2.000%)(b)	75	71,964
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(b)	120	109,458
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(b)	30	25,590
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(b)	55	48,194
3.00%, 04/22/26	145	138,353
3.00%, 10/23/26	95	89,763
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(b)	55	40,649
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(b)	75	64,351
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(b)	220	208,593
3.90%, 05/01/45	25	20,017
4.10%, 06/03/26	70	68,150
4.15%, 01/24/29 (Call 10/24/28)	50	47,855
4.30%, 07/22/27	10	9,707

Security	Par (000)	Value

Banks (continued)
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(b)	$10	$9,517
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(b)	90	78,528
4.65%, 11/04/44	25	21,517
4.75%, 12/07/46	20	17,286
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(b)	15	14,735
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(b)	30	28,701
4.90%, 11/17/45	30	26,621
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(b)	110	101,751
5.38%, 11/02/43	65	62,024
5.39%, 04/24/34 (Call 04/24/33), (1-day SOFR + 2.020%)(b)	25	24,594
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(b)	235	234,104
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(b)	90	90,627
5.61%, 01/15/44	72	70,009
5.95%, 12/01/86 (Call 12/15/36)	30	30,555
6.00%, 10/28/25 (Call 04/28/24)(a)	5	4,982
6.49%, 10/23/34 (Call 10/23/33), (1-day SOFR + 2.060%)(b)	50	53,178
Wells Fargo Bank NA, 5.85%, 02/01/37	20	20,466
Westpac Banking Corp.
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(b)	25	20,370
2.96%, 11/16/40	15	10,242
3.13%, 11/18/41	10	6,913
3.35%, 03/08/27	15	14,345
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(b)	25	22,836
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(b)	30	28,806
4.42%, 07/24/39	30	25,969
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(b)	30	29,363
5.46%, 11/18/27	50	50,835
6.82%, 11/17/33	25	26,808

		25,606,335

Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	27	26,325
4.70%, 02/01/36 (Call 08/01/35)	60	57,423
4.90%, 02/01/46 (Call 08/01/45)	230	214,689
Anheuser-Busch InBev Finance Inc.
4.70%, 02/01/36 (Call 08/01/35)	30	28,602
4.90%, 02/01/46 (Call 08/01/45)	50	46,202
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	25	23,103
4.38%, 04/15/38 (Call 10/15/37)	20	18,293
4.44%, 10/06/48 (Call 04/06/48)	25	21,882
4.60%, 04/15/48 (Call 10/15/47)	6	5,390
4.75%, 01/23/29 (Call 10/23/28)	50	49,662
4.90%, 01/23/31 (Call 10/23/30)	105	105,545
4.95%, 01/15/42	25	23,846
5.45%, 01/23/39 (Call 07/23/38)	105	106,854
5.55%, 01/23/49 (Call 07/23/48)	85	87,051

24	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
5.80%, 01/23/59 (Call 07/23/58)	$35	$36,962
8.00%, 11/15/39	10	12,530
Coca-Cola Co. (The)
1.00%, 03/15/28	50	43,558
1.38%, 03/15/31	40	32,020
1.50%, 03/05/28	5	4,440
1.65%, 06/01/30	45	37,583
2.25%, 01/05/32	5	4,210
2.50%, 06/01/40	10	7,143
2.50%, 03/15/51	35	21,861
2.88%, 05/05/41	65	48,776
3.00%, 03/05/51	35	24,485
3.38%, 03/25/27	10	9,634
3.45%, 03/25/30	5	4,664
4.20%, 03/25/50	10	8,832
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	75	68,043
3.60%, 02/15/28 (Call 11/15/27)	40	37,795
3.70%, 12/06/26 (Call 09/06/26)	30	28,870
3.75%, 05/01/50 (Call 11/01/49)	50	37,406
4.10%, 02/15/48 (Call 08/15/47)	15	12,007
4.35%, 05/09/27 (Call 04/09/27)	75	73,335
4.40%, 11/15/25 (Call 09/15/25)	20	19,700
4.75%, 12/01/25	20	19,780
4.75%, 05/09/32 (Call 02/09/32)	25	24,150
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	150	126,408
3.88%, 04/29/43 (Call 10/29/42)	5	4,229
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	10	9,378
3.35%, 03/15/51 (Call 09/15/50)	15	10,428
3.40%, 11/15/25 (Call 08/15/25)	5	4,843
3.80%, 05/01/50 (Call 11/01/49)	65	49,434
3.95%, 04/15/29 (Call 02/15/29)	30	28,559
4.05%, 04/15/32 (Call 01/15/32)	15	13,913
4.42%, 05/25/25 (Call 03/25/25)	95	93,962
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	15	14,286
4.20%, 07/15/46 (Call 01/15/46)	55	44,809
5.00%, 05/01/42	15	13,939
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	35	27,981
1.95%, 10/21/31 (Call 07/21/31)	10	8,186
2.63%, 03/19/27 (Call 01/19/27)	5	4,701
2.63%, 07/29/29 (Call 04/29/29)	5	4,504
2.63%, 10/21/41 (Call 04/21/41)	30	21,498
2.75%, 03/19/30 (Call 12/19/29)	35	31,223
2.75%, 10/21/51 (Call 04/21/51)	5	3,286
2.88%, 10/15/49 (Call 04/15/49)	25	17,199
3.00%, 10/15/27 (Call 07/15/27)	5	4,713
3.38%, 07/29/49 (Call 01/29/49)	18	13,540
3.45%, 10/06/46 (Call 04/06/46)	135	104,514
3.60%, 02/18/28 (Call 01/18/28)	5	4,807
3.90%, 07/18/32 (Call 04/18/32)	10	9,387
4.20%, 07/18/52 (Call 01/18/52)	35	30,310
4.45%, 05/15/28 (Call 04/15/28)	15	14,970
4.88%, 11/01/40	10	9,899
7.00%, 03/01/29	5	5,511

		2,163,068

Security	Par (000)	Value

Biotechnology — 0.4%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	$110	$95,696
2.45%, 02/21/30 (Call 11/21/29)	35	30,426
2.77%, 09/01/53 (Call 03/01/53)	25	15,231
2.80%, 08/15/41 (Call 02/15/41)	20	14,241
3.13%, 05/01/25 (Call 02/01/25)	5	4,875
3.15%, 02/21/40 (Call 08/21/39)	30	22,503
3.20%, 11/02/27 (Call 08/02/27)	80	75,189
4.05%, 08/18/29 (Call 06/18/29)	10	9,559
4.20%, 03/01/33 (Call 12/01/32)	55	50,923
4.20%, 02/22/52 (Call 08/22/51)	5	4,050
4.40%, 05/01/45 (Call 11/01/44)	20	17,071
4.40%, 02/22/62 (Call 08/22/61)	20	16,070
4.56%, 06/15/48 (Call 12/15/47)	30	25,977
4.66%, 06/15/51 (Call 12/15/50)	90	78,062
4.88%, 03/01/53 (Call 09/01/52)	5	4,486
5.25%, 03/02/30 (Call 01/02/30)	55	55,411
5.25%, 03/02/33 (Call 12/02/32)	65	64,807
5.60%, 03/02/43 (Call 09/02/42)	75	75,244
5.65%, 03/02/53 (Call 09/02/52)	160	160,081
5.75%, 03/02/63 (Call 09/02/62)	25	25,010
6.40%, 02/01/39	30	32,448
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	35	29,288
3.15%, 05/01/50 (Call 11/01/49)	50	33,016
4.05%, 09/15/25 (Call 06/15/25)	20	19,606
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	25	21,991
2.80%, 10/01/50 (Call 04/01/50)	30	19,312
2.95%, 03/01/27 (Call 12/01/26)	105	99,171
4.00%, 09/01/36 (Call 03/01/36)	10	8,847
4.15%, 03/01/47 (Call 09/01/46)	25	20,629
4.50%, 02/01/45 (Call 08/01/44)	15	13,189
4.75%, 03/01/46 (Call 09/01/45)	135	122,429
4.80%, 04/01/44 (Call 10/01/43)	25	22,956
5.55%, 10/15/53 (Call 04/15/53)	5	5,100
5.65%, 12/01/41 (Call 06/01/41)	10	10,176
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	15	12,306
5.75%, 12/13/27 (Call 11/13/27)	5	5,036
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	10	8,073
2.80%, 09/15/50 (Call 03/15/50)	30	18,691
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)	45	40,005
2.20%, 09/02/30 (Call 06/02/30)	40	32,925
3.35%, 09/02/51 (Call 03/02/51)	30	19,482
3.55%, 09/02/50 (Call 03/02/50)	30	20,420

		1,460,008

Building Materials — 0.1%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	30	27,879
2.70%, 02/15/31 (Call 11/15/30)	20	17,049
2.72%, 02/15/30 (Call 11/15/29)	20	17,503
3.38%, 04/05/40 (Call 10/05/39)	15	11,572
3.58%, 04/05/50 (Call 10/05/49)	65	47,898
5.80%, 11/30/25	15	15,108
5.90%, 03/15/34 (Call 12/15/33)	25	26,101
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	5	4,150
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)	25	22,585

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
4.00%, 06/15/25 (Call 03/15/25)	$5	$4,906
Johnson Controls International PLC, 4.50%, 02/15/47 (Call 08/15/46)	30	25,767
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	10	8,157
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	5	4,714
1.70%, 08/01/27 (Call 06/01/27)	5	4,481
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	10	8,308
3.20%, 07/15/51 (Call 01/15/51)	10	6,922
3.45%, 06/01/27 (Call 03/01/27)	35	33,378
3.50%, 12/15/27 (Call 09/15/27)	25	23,719
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	25	20,341
2.00%, 02/15/31 (Call 11/15/30)	30	24,361
Owens Corning, 4.30%, 07/15/47 (Call 01/15/47)	20	16,389
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (Call 12/21/28)	15	14,179
4.65%, 11/01/44 (Call 05/01/44)	10	8,974
Trane Technologies Global Holding Co. Ltd., 5.75%, 06/15/43	15	15,502
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	10	9,114
3.90%, 04/01/27 (Call 01/01/27)	10	9,688
4.50%, 06/15/47 (Call 12/15/46)	20	17,297
4.70%, 03/01/48 (Call 09/01/47)	5	4,478

		450,520

Chemicals — 0.6%
Air Products and Chemicals Inc.
1.85%, 05/15/27 (Call 03/15/27)	175	159,951
2.70%, 05/15/40 (Call 11/15/39)	30	21,596
2.80%, 05/15/50 (Call 11/15/49)	50	33,213
4.80%, 03/03/33 (Call 12/03/32)	10	9,865
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)(a)	25	24,560
5.05%, 06/01/32 (Call 03/01/32)(a)	20	18,989
5.45%, 12/01/44 (Call 06/01/44)	15	13,648
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	150	152,299
6.33%, 07/15/29 (Call 05/15/29)	25	25,691
6.35%, 11/15/28 (Call 10/15/28)	5	5,147
6.38%, 07/15/32 (Call 04/15/32)	10	10,267
6.55%, 11/15/30 (Call 09/15/30)	10	10,377
6.70%, 11/15/33 (Call 08/15/33)	25	26,246
CF Industries Inc.
4.95%, 06/01/43	15	13,269
5.15%, 03/15/34	10	9,689
5.38%, 03/15/44	15	13,968
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	105	87,629
4.25%, 10/01/34 (Call 04/01/34)	5	4,600
4.38%, 11/15/42 (Call 05/15/42)	35	29,545
5.25%, 11/15/41 (Call 05/15/41)	40	37,461
5.55%, 11/30/48 (Call 05/30/48)	15	14,584
6.30%, 03/15/33 (Call 12/15/32)(a)	10	10,709
6.90%, 05/15/53 (Call 11/15/52)	35	40,004
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	40	39,535
4.73%, 11/15/28 (Call 08/15/28)	25	24,868

Security	Par (000)	Value

Chemicals (continued)
5.32%, 11/15/38 (Call 05/15/38)	$30	$29,677
5.42%, 11/15/48 (Call 05/15/48)	10	9,817
Eastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)	35	29,582
Ecolab Inc., 2.13%, 08/15/50 (Call 02/15/50)	50	28,878
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	125	118,830
2.30%, 07/15/30 (Call 04/15/30)	20	17,118
4.80%, 05/15/33 (Call 02/15/33)(a)	5	4,893
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	20	18,744
3.45%, 10/01/29 (Call 07/01/29)	5	4,443
4.50%, 10/01/49 (Call 04/01/49)	5	3,716
5.65%, 05/18/33 (Call 02/18/33)(a)	20	19,363
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	25	23,751
Linde Inc./CT
2.00%, 08/10/50 (Call 02/10/50)	25	14,031
3.20%, 01/30/26 (Call 10/30/25)	50	48,462
3.55%, 11/07/42 (Call 05/07/42)	10	7,986
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	10	8,770
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	70	51,847
3.63%, 04/01/51 (Call 10/01/50)	50	34,731
3.80%, 10/01/60 (Call 04/01/60)	10	6,765
4.20%, 05/01/50 (Call 11/01/49)	5	3,863
5.63%, 05/15/33 (Call 02/15/33)	50	50,665
Mosaic Co. (The)
5.38%, 11/15/28 (Call 10/15/28)	25	25,146
5.45%, 11/15/33 (Call 05/15/33)	25	24,704
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	35	27,254
4.00%, 12/15/26 (Call 09/15/26)	5	4,843
4.20%, 04/01/29 (Call 01/01/29)	30	28,819
4.90%, 03/27/28 (Call 02/27/28)	5	4,959
5.80%, 03/27/53 (Call 09/27/52)	50	50,051
5.88%, 12/01/36	10	10,234
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	20	18,485
3.75%, 03/15/28 (Call 12/15/27)	20	19,154
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	15	12,657
3.75%, 03/15/27 (Call 12/15/26)	10	9,542
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	145	130,401
3.45%, 08/01/25 (Call 05/01/25)	5	4,872
3.45%, 06/01/27 (Call 03/01/27)	115	109,517
3.80%, 08/15/49 (Call 02/15/49)	40	30,858
Westlake Corp.
3.13%, 08/15/51 (Call 02/15/51)	10	6,298
3.60%, 08/15/26 (Call 05/15/26)	20	19,247
5.00%, 08/15/46 (Call 02/15/46)	25	22,242

		1,932,925

Coal — 0.0%
Teck Resources Ltd.
6.00%, 08/15/40 (Call 02/15/40)	25	24,757
6.25%, 07/15/41 (Call 01/15/41)	15	15,166

		39,923

26	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 0.4%
Automatic Data Processing Inc.
1.70%, 05/15/28 (Call 03/15/28)	$180	$160,252
3.38%, 09/15/25 (Call 06/15/25)	24	23,447
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	20	18,031
California Institute of Technology, 4.32%, 08/01/45	5	4,544
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)	5	4,798
Cintas Corp. No. 2, 4.00%, 05/01/32 (Call 02/01/32)	45	42,145
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)(a)	15	10,445
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	10	8,166
2.60%, 12/15/25 (Call 11/15/25)	25	23,820
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	10	5,945
George Washington University (The), 4.87%, 09/15/45	15	14,382
Georgetown University (The)
Series 20A, 2.94%, 04/01/50 (Call 10/01/49)	25	17,019
Series A, 5.22%, (Call 04/01/2118)	10	9,255
Series B, 4.32%, 04/01/49 (Call 10/01/48)	5	4,402
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	30	27,617
2.15%, 01/15/27 (Call 12/15/26)	35	32,121
2.90%, 05/15/30 (Call 02/15/30)	15	12,921
4.15%, 08/15/49 (Call 02/15/49)	10	7,626
4.80%, 04/01/26 (Call 01/01/26)	25	24,669
5.30%, 08/15/29 (Call 06/15/29)	10	9,866
5.40%, 08/15/32 (Call 05/15/32)	10	9,866
5.95%, 08/15/52 (Call 02/15/52)	15	14,743
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	20	18,339
2.65%, 07/15/31 (Call 04/15/31)	5	4,061
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	5	4,568
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	5	4,387
Series A, 2.81%, 01/01/60 (Call 07/01/59)	5	3,226
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	30	26,921
2.41%, 06/01/50 (Call 12/01/49)	15	9,643
Massachusetts Institute of Technology
3.96%, 07/01/38	25	22,631
5.60%,	15	16,127
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	20	16,169
2.75%, 08/19/41 (Call 02/19/41)	5	3,511
3.25%, 05/20/50 (Call 11/20/49)	15	10,632
3.75%, 02/25/52 (Call 08/25/51)	35	27,086
4.25%, 08/08/32 (Call 05/08/32)	10	9,446
5.25%, 07/15/44	5	4,891
Northwestern University, 4.64%, 12/01/44	20	19,012
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	30	28,723
2.30%, 06/01/30 (Call 03/01/30)	35	29,773
2.65%, 10/01/26 (Call 08/01/26)	5	4,715
2.85%, 10/01/29 (Call 07/01/29)	20	17,835
3.25%, 06/01/50 (Call 12/01/49)	15	10,435
3.90%, 06/01/27 (Call 05/01/27)	10	9,667
5.05%, 06/01/52 (Call 12/01/51)	10	9,383
5.25%, 06/01/62 (Call 12/01/61)(a)	10	9,309
President and Fellows of Harvard College, 3.15%,
07/15/46 (Call 01/15/46)	30	22,436

Security	Par (000)	Value

Commercial Services (continued)
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	$45	$36,021
2.90%, 10/01/30 (Call 07/01/30)	25	21,675
3.05%, 10/01/41 (Call 04/01/41)	25	17,566
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	30	26,783
4.75%, 05/20/32 (Call 02/20/32)	5	4,910
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	5	3,185
S&P Global Inc.
2.70%, 03/01/29 (Call 01/01/29)	5	4,522
2.90%, 03/01/32 (Call 12/01/31)	30	25,835
3.25%, 12/01/49 (Call 06/01/49)	15	10,686
3.70%, 03/01/52 (Call 09/01/51)	30	23,196
3.90%, 03/01/62 (Call 09/01/61)	20	15,565
4.25%, 05/01/29 (Call 02/01/29)	10	9,697
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	5	3,703
Trustees of Boston College, 3.13%, 07/01/52	20	14,507
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	10	8,541
Trustees of Princeton University (The) 5.70%, 03/01/39	15	16,333
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(a)	10	6,655
Trustees of the University of Pennsylvania (The), 4.67%, 09/01/2112	5	4,487
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	20	16,606
Series C, 2.55%, 04/01/50 (Call 10/01/49)	5	3,340
University of Miami, 4.06%, 04/01/52	10	8,423
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	5	3,991
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	10	7,829
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	5	3,413
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	15	9,119
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	20	19,192
Washington University (The), 3.52%, 04/15/54 (Call 10/15/53)	20	15,508
William Marsh Rice University
3.57%, 05/15/45	10	8,154
3.77%, 05/15/55	5	4,030
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)(a)	15	9,622

		1,192,100

Computers — 0.8%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	10	8,486
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	55	48,334
1.65%, 05/11/30 (Call 02/11/30)	95	79,431
1.65%, 02/08/31 (Call 11/08/30)	43	35,407
1.70%, 08/05/31 (Call 05/05/31)	20	16,287
2.38%, 02/08/41 (Call 08/08/40)	130	91,434
2.40%, 08/20/50 (Call 02/20/50)(a)	75	46,677
2.45%, 08/04/26 (Call 05/04/26)	55	52,062
2.55%, 08/20/60 (Call 02/20/60)(a)	60	37,066
2.65%, 05/11/50 (Call 11/11/49)	40	25,996
2.65%, 02/08/51 (Call 08/08/50)	50	32,224
2.80%, 02/08/61 (Call 08/08/60)	25	15,895
2.85%, 08/05/61 (Call 02/05/61)	10	6,349
2.90%, 09/12/27 (Call 06/12/27)	100	94,319

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.95%, 09/11/49 (Call 03/11/49)	$40	$27,896
3.00%, 11/13/27 (Call 08/13/27)	54	51,076
3.20%, 05/13/25	90	88,086
3.20%, 05/11/27 (Call 02/11/27)	85	81,103
3.25%, 02/23/26 (Call 11/23/25)	75	72,759
3.25%, 08/08/29 (Call 06/08/29)	5	4,675
3.35%, 02/09/27 (Call 11/09/26)	60	57,722
3.35%, 08/08/32 (Call 05/08/32)	30	27,236
3.45%, 02/09/45	15	11,914
3.75%, 09/12/47 (Call 03/12/47)	55	44,673
3.75%, 11/13/47 (Call 05/13/47)	25	20,333
3.85%, 05/04/43	55	47,049
3.85%, 08/04/46 (Call 02/04/46)	29	24,214
3.95%, 08/08/52 (Call 02/08/52)	10	8,299
4.00%, 05/10/28 (Call 04/10/28)	100	97,915
4.10%, 08/08/62 (Call 02/08/62)	30	25,131
4.30%, 05/10/33 (Call 02/10/33)(a)	25	24,681
4.38%, 05/13/45	30	27,373
4.50%, 02/23/36 (Call 08/23/35)	85	83,540
4.65%, 02/23/46 (Call 08/23/45)	55	51,976
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	35	31,739
2.30%, 09/14/31 (Call 06/14/31)	5	4,000
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)	4	2,738
4.90%, 10/01/26 (Call 08/01/26)	10	9,909
5.30%, 10/01/29 (Call 07/01/29)	5	5,009
5.75%, 02/01/33 (Call 11/01/32)(a)	30	30,807
5.85%, 07/15/25 (Call 06/15/25)	15	15,066
6.02%, 06/15/26 (Call 03/15/26)	29	29,320
6.10%, 07/15/27 (Call 05/15/27)(a)	5	5,130
6.20%, 07/15/30 (Call 04/15/30)	10	10,463
8.10%, 07/15/36 (Call 01/15/36)	25	29,958
8.35%, 07/15/46 (Call 01/15/46)	25	31,666
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	15	12,932
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	5	4,588
2.20%, 03/15/31 (Call 12/15/30)	10	8,270
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	40	37,177
4.90%, 10/15/25 (Call 07/15/25)	15	14,904
6.20%, 10/15/35 (Call 04/15/35)	45	46,983
6.35%, 10/15/45 (Call 04/15/45)	35	36,179
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	15	13,782
2.20%, 06/17/25 (Call 05/17/25)	5	4,800
2.65%, 06/17/31 (Call 03/17/31)	10	8,345
3.00%, 06/17/27 (Call 04/17/27)	25	23,354
4.75%, 01/15/28 (Call 12/15/27)	20	19,795
5.50%, 01/15/33 (Call 10/15/32)(a)	25	25,010
6.00%, 09/15/41	35	35,790
International Business Machines Corp.
1.95%, 05/15/30 (Call 02/15/30)	100	83,664
2.85%, 05/15/40 (Call 11/15/39)	240	174,532
3.30%, 05/15/26	100	96,278
4.00%, 06/20/42	15	12,471
4.40%, 07/27/32 (Call 04/27/32)	5	4,775
Kyndryl Holdings Inc.
2.70%, 10/15/28 (Call 08/15/28)	15	13,151
3.15%, 10/15/31 (Call 07/15/31)	5	4,123

Security	Par (000)	Value

Computers (continued)
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	$25	$20,481
3.63%, 05/15/25 (Call 04/15/25)	40	39,058
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	20	19,070
2.70%, 06/22/30 (Call 03/22/30)	5	4,287
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	10	8,447
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	10	8,427
3.10%, 02/01/32 (Call 11/01/31)	10	7,796

		2,461,892

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.10%, 08/15/27 (Call 07/15/27)	5	4,770
3.25%, 08/15/32 (Call 05/15/32)	25	22,406
3.70%, 08/01/47 (Call 02/01/47)(a)	10	8,249
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	20	13,635
3.15%, 03/15/27 (Call 12/15/26)	110	104,779
4.15%, 03/15/47 (Call 09/15/46)	5	4,126
4.38%, 05/15/28 (Call 04/15/28)	75	73,737
5.15%, 05/15/53 (Call 11/15/52)	20	19,158
Haleon U.S. Capital LLC, 3.63%, 03/24/32 (Call 12/24/31)	250	223,827
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	30	29,661
5.05%, 03/22/28 (Call 02/22/28)	30	30,188
5.05%, 03/22/53 (Call 09/22/52)	30	28,871
5.10%, 03/22/43 (Call 09/22/42)	40	38,969
5.20%, 03/22/63 (Call 09/22/62)	10	9,671
Procter & Gamble Co. (The)
0.55%, 10/29/25	5	4,661
1.00%, 04/23/26	25	23,129
1.20%, 10/29/30	10	8,042
1.90%, 02/01/27	5	4,632
2.45%, 11/03/26	85	80,298
2.80%, 03/25/27	40	37,865
3.00%, 03/25/30	75	68,628
3.60%, 03/25/50	15	12,305
3.95%, 01/26/28	10	9,826
4.10%, 01/26/26	15	14,832
5.55%, 03/05/37	25	26,819
5.80%, 08/15/34	10	11,119
Unilever Capital Corp.
2.00%, 07/28/26	5	4,683
3.50%, 03/22/28 (Call 12/22/27)	170	162,643
5.90%, 11/15/32	31	32,986

		1,114,515

Distribution & Wholesale — 0.0%
LKQ Corp., 6.25%, 06/15/33 (Call 03/15/33)	25	25,698
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	20	18,208

		43,906

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	10	9,290
2.45%, 10/29/26 (Call 09/29/26)	50	46,135
3.00%, 10/29/28 (Call 08/29/28)	150	134,775
3.30%, 01/30/32 (Call 10/30/31)	160	135,404
3.40%, 10/29/33 (Call 07/29/33)	30	24,956

28	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.65%, 07/21/27 (Call 04/21/27)	$5	$4,707
3.85%, 10/29/41 (Call 04/29/41)	15	11,596
3.88%, 01/23/28 (Call 10/23/27)	15	14,124
6.50%, 07/15/25 (Call 06/15/25)	10	10,090
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	25	22,000
3.50%, 08/01/25	15	14,589
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	30	27,551
2.10%, 09/01/28 (Call 07/01/28)	5	4,342
2.88%, 01/15/26 (Call 12/15/25)	15	14,309
2.88%, 01/15/32 (Call 10/15/31)	25	20,744
3.00%, 02/01/30 (Call 11/01/29)	20	17,385
3.13%, 12/01/30 (Call 09/01/30)	15	12,915
3.25%, 03/01/25 (Call 01/01/25)	45	43,936
3.63%, 12/01/27 (Call 09/01/27)	18	16,852
4.63%, 10/01/28 (Call 07/01/28)	20	19,318
5.85%, 12/15/27 (Call 11/15/27)	10	10,109
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	15	14,537
Ally Financial Inc.
4.75%, 06/09/27 (Call 05/09/27)	30	29,130
6.99%, 06/13/29 (Call 06/13/28), (1-day SOFR + 3.260%)(b)	30	30,816
8.00%, 11/01/31	85	93,232
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	95	86,859
3.13%, 05/20/26 (Call 04/20/26)	35	33,589
3.30%, 05/03/27 (Call 04/03/27)	40	37,921
3.95%, 08/01/25 (Call 07/01/25)	115	112,978
4.05%, 05/03/29 (Call 03/03/29)	25	24,162
4.05%, 12/03/42	50	43,010
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(b)	20	18,947
5.04%, 05/01/34 (Call 05/01/33), (1-day SOFR + 1.835%)(b)	15	14,712
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(b)	100	100,276
5.85%, 11/05/27 (Call 10/05/27)	30	30,770
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	40	37,948
3.00%, 04/02/25 (Call 03/02/25)	65	63,294
5.15%, 05/15/33 (Call 02/15/33)	25	25,033
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	5	4,391
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	35	29,408
3.90%, 01/25/28 (Call 10/25/27)	5	4,795
4.35%, 04/15/30 (Call 01/15/30)	105	99,455
4.70%, 09/20/47 (Call 03/20/47)	40	33,941
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50 (Call 10/15/49)	20	13,882
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)	10	9,519
3.75%, 07/28/26 (Call 06/28/26)	33	31,671
3.75%, 03/09/27 (Call 02/09/27)	20	19,091
3.80%, 01/31/28 (Call 12/31/27)	65	61,426
4.20%, 10/29/25 (Call 09/29/25)	40	39,099
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(b)	40	39,127
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(b)	30	29,721

Security	Par (000)	Value

Diversified Financial Services (continued)
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(b)	$45	$43,644
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(b)	110	108,707
6.38%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.860%)(b)	50	51,502
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	5	4,056
3.00%, 03/16/32 (Call 12/16/31)	15	12,973
3.65%, 01/12/27 (Call 10/12/26)	30	29,032
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	40	36,679
1.15%, 05/13/26 (Call 04/13/26)	35	32,112
1.65%, 03/11/31 (Call 12/11/30)	15	11,872
1.95%, 12/01/31 (Call 09/01/31)	5	3,969
2.00%, 03/20/28 (Call 01/20/28)	65	57,625
2.30%, 05/13/31 (Call 02/13/31)	10	8,277
2.45%, 03/03/27 (Call 02/03/27)	10	9,266
2.90%, 03/03/32 (Call 12/03/31)	5	4,232
3.25%, 05/22/29 (Call 02/22/29)	5	4,609
3.63%, 04/01/25 (Call 01/01/25)	5	4,904
3.85%, 05/21/25 (Call 03/21/25)	105	103,037
4.00%, 02/01/29 (Call 11/01/28)	40	38,357
4.20%, 03/24/25 (Call 02/24/25)	10	9,889
5.64%, 05/19/29 (Call 05/19/28), (1-day SOFR + 2.210%)(b)	5	5,063
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(b)	30	30,449
6.14%, 08/24/34 (Call 08/24/33), (1-day SOFR + 2.010%)(b)	15	15,559
6.20%, 11/17/29 (Call 11/17/28), (1-day SOFR + 1.878%)(b)	25	25,818
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	15	8,863
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	20	17,133
3.00%, 03/15/25 (Call 12/15/24)	155	151,442
4.15%, 06/15/48 (Call 12/15/47)	25	21,461
5.30%, 09/15/43 (Call 03/15/43)	65	65,791
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	17	16,685
4.10%, 02/09/27 (Call 11/09/26)	30	28,833
6.70%, 11/29/32 (Call 08/29/32)	30	31,393
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	15	14,277
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	20	16,131
2.85%, 03/30/25	25	24,356
2.95%, 08/12/51 (Call 02/12/51)	10	6,145
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	35	27,012
2.10%, 06/15/30 (Call 03/15/30)	40	33,558
3.00%, 06/15/50 (Call 12/15/49)	40	26,826
3.00%, 09/15/60 (Call 03/15/60)	10	6,195
3.65%, 05/23/25	5	4,902
3.75%, 12/01/25 (Call 09/01/25)	35	34,129
4.00%, 09/15/27 (Call 08/15/27)	25	24,142
4.25%, 09/21/48 (Call 03/21/48)	45	38,086
4.35%, 06/15/29 (Call 04/15/29)	5	4,853
4.95%, 06/15/52 (Call 12/15/51)	45	42,001
Invesco Finance PLC
3.75%, 01/15/26	5	4,859
5.38%, 11/30/43	10	9,652

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	$5	$4,941
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	10	8,179
2.75%, 10/15/32 (Call 07/15/32)	40	32,260
4.15%, 01/23/30	10	9,303
4.85%, 01/15/27	40	39,722
6.25%, 01/15/36	35	35,962
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	15	14,189
4.38%, 03/11/29 (Call 12/11/28)	55	52,427
Legg Mason Inc., 5.63%, 01/15/44	10	10,019
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	5	4,590
3.30%, 03/26/27 (Call 01/26/27)	40	38,330
3.35%, 03/26/30 (Call 12/26/29)	25	23,084
3.50%, 02/26/28 (Call 11/26/27)	25	24,000
3.85%, 03/26/50 (Call 09/26/49)	52	42,933
3.95%, 02/26/48 (Call 08/26/47)	30	25,354
4.88%, 03/09/28 (Call 02/09/28)	145	146,625
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	25	19,909
2.50%, 12/21/40 (Call 06/21/40)	15	9,926
3.25%, 04/28/50 (Call 10/28/49)	15	10,200
3.85%, 06/30/26 (Call 03/30/26)	40	38,820
5.55%, 02/15/34 (Call 11/15/33)	45	45,293
5.65%, 06/28/25	5	5,016
6.10%, 06/28/63 (Call 12/28/62)	10	10,378
Nomura Holdings Inc.
2.17%, 07/14/28	15	13,075
2.68%, 07/16/30	25	21,131
3.00%, 01/22/32	50	41,650
3.10%, 01/16/30	10	8,779
6.09%, 07/12/33	20	20,845
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	10	9,711
6.63%, 03/15/25 (Call 09/15/24)	10	10,016
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	5	3,703
4.65%, 04/01/30 (Call 01/01/30)	15	14,822
4.95%, 07/15/46	20	18,372
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	10	9,036
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	5	3,921
3.70%, 08/04/26 (Call 05/04/26)	15	14,155
4.50%, 07/23/25 (Call 04/23/25)	50	48,867
5.15%, 03/19/29 (Call 12/19/28)	5	4,770
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	25	19,755
1.90%, 04/15/27 (Call 02/15/27)	55	50,641
2.05%, 04/15/30 (Call 01/15/30)	60	51,462
2.75%, 09/15/27 (Call 06/15/27)	70	65,560
3.15%, 12/14/25 (Call 09/14/25)	80	77,593
3.65%, 09/15/47 (Call 03/15/47)	35	27,854
4.15%, 12/14/35 (Call 06/14/35)	60	56,242
4.30%, 12/14/45 (Call 06/14/45)	70	62,392
Voya Financial Inc.
3.65%, 06/15/26	5	4,807
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(b)	10	8,406
4.80%, 06/15/46	5	4,248

Security	Par (000)	Value

Diversified Financial Services (continued)
5.70%, 07/15/43	$5	$4,845
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	25	23,011
2.75%, 03/15/31 (Call 12/15/30)	10	8,242

		4,497,594

Electric — 2.8%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	20	13,778
3.95%, 06/01/28 (Call 03/01/28)	35	33,457
5.25%, 05/15/52 (Call 11/15/51)	10	9,369
Series G, 4.15%, 05/01/49 (Call 11/01/48)	10	7,842
Series H, 3.45%, 01/15/50 (Call 07/15/49)	20	13,949
Series I, 2.10%, 07/01/30 (Call 04/01/30)	35	28,970
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	5	4,760
4.50%, 06/15/52 (Call 12/01/51)	10	8,682
5.40%, 03/15/53 (Call 09/15/52)	95	93,739
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	40	36,963
2.45%, 01/15/31 (Call 10/15/30)	5	4,083
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	10	6,645
3.05%, 03/15/32 (Call 12/15/31)	40	34,628
3.75%, 03/01/45 (Call 09/01/44)	25	19,560
Series A, 4.30%, 07/15/48 (Call 01/15/48)	20	16,702
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	5	4,394
3.65%, 02/15/26 (Call 11/15/25)	5	4,836
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	20	13,008
3.25%, 03/15/50 (Call 09/15/49)	10	7,011
3.85%, 09/01/32 (Call 06/01/32)	10	9,105
5.90%, 12/01/52 (Call 06/01/52)	5	5,300
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	15	12,681
3.25%, 03/01/50 (Call 09/01/49)	15	10,228
5.63%, 03/01/33 (Call 12/01/32)	105	105,752
Appalachian Power Co., 4.50%, 08/01/32 (Call 05/01/32)	10	9,350
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	5	4,018
2.65%, 09/15/50 (Call 03/15/50)	45	26,674
3.35%, 05/15/50 (Call 11/15/49)	25	17,075
3.75%, 05/15/46 (Call 11/15/45)	10	7,410
5.55%, 08/01/33 (Call 05/01/33)	5	5,022
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)	94	91,438
3.80%, 06/01/29 (Call 03/01/29)	15	13,976
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	5	4,118
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	50	41,597
2.40%, 08/15/26 (Call 05/15/26)	10	9,424
3.75%, 08/15/47 (Call 02/15/47)	25	19,021
5.40%, 06/01/53 (Call 12/01/52)	20	19,588
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	20	12,733
3.70%, 07/15/30 (Call 04/15/30)	20	18,500
3.80%, 07/15/48 (Call 01/15/48)	10	7,573
4.05%, 04/15/25 (Call 03/15/25)	20	19,720
4.25%, 10/15/50 (Call 04/15/50)	30	24,182
4.45%, 01/15/49 (Call 07/15/48)	20	16,788

30	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.50%, 02/01/45 (Call 08/01/44)	$20	$17,611
4.60%, 05/01/53 (Call 11/01/52)	5	4,282
5.95%, 05/15/37	5	5,177
6.13%, 04/01/36	35	36,907
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	10	8,305
3.95%, 01/15/26 (Call 07/15/25)	10	9,716
5.95%, 03/15/28 (Call 02/15/28)(a)	30	30,839
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33 (Call 01/01/33)	5	4,924
5.30%, 04/01/53 (Call 10/01/52)	10	9,938
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	55	39,533
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	20	19,042
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	5	4,712
CenterPoint Energy Inc.
2.95%, 03/01/30 (Call 12/01/29)	16	14,129
3.70%, 09/01/49 (Call 03/01/49)	10	7,284
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	15	14,423
CMS Energy Corp.
3.45%, 08/15/27 (Call 05/15/27)	20	18,937
3.75%, 12/01/50 (Call 09/01/30), (5-year CMT + 2.900%)(b)	10	8,014
4.75%, 06/01/50 (Call 03/01/30), (5-year CMT + 4.116%)(b)	15	13,687
Commonwealth Edison Co.
3.70%, 08/15/28 (Call 05/15/28)	5	4,762
4.00%, 03/01/48 (Call 09/01/47)	5	3,995
4.00%, 03/01/49 (Call 09/01/48)	20	15,870
4.70%, 01/15/44 (Call 07/15/43)	20	17,943
5.30%, 02/01/53 (Call 08/01/52)	30	29,082
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	25	19,087
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	10	8,112
4.90%, 07/01/33 (Call 04/01/33)	5	4,883
5.25%, 01/15/53 (Call 07/15/52)	25	24,215
Series A, 4.15%, 06/01/45 (Call 12/01/44)	10	8,437
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	45	37,897
3.60%, 06/15/61 (Call 12/15/60)	10	7,167
4.45%, 03/15/44 (Call 09/15/43)	15	12,994
4.50%, 12/01/45 (Call 06/01/45)	5	4,325
4.50%, 05/15/58 (Call 11/15/57)	15	12,590
4.63%, 12/01/54 (Call 06/01/54)	10	8,588
6.15%, 11/15/52 (Call 05/15/52)	10	10,836
Series 05-A, 5.30%, 03/01/35	20	19,867
Series 09-C, 5.50%, 12/01/39	10	9,962
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	25	19,355
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	20	16,013
Series A, 4.13%, 05/15/49 (Call 11/15/48)	20	16,070
Series B, 3.13%, 11/15/27 (Call 08/15/27)	5	4,697
Series C, 3.00%, 12/01/60 (Call 06/01/60)	115	69,758
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	10	9,715
5.60%, 06/15/42 (Call 12/15/41)	12	11,695
5.80%, 03/01/33 (Call 12/01/32)	25	25,547
6.13%, 01/15/34 (Call 10/15/33)	25	26,104
6.25%, 10/01/39	10	10,316
6.50%, 10/01/53 (Call 04/01/53)	25	27,456
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	15	10,325

Security	Par (000)	Value

Electric (continued)
3.50%, 08/01/51 (Call 02/01/51)	$15	$11,163
3.60%, 08/15/32 (Call 02/15/32)	10	9,018
3.95%, 05/15/43 (Call 11/15/42)	10	8,349
4.05%, 05/15/48 (Call 11/15/47)	45	37,422
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	13	9,588
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	5	4,883
5.38%, 11/15/32 (Call 08/15/32)	40	39,772
Series A, 1.45%, 04/15/26 (Call 03/15/26)	90	83,084
Series A, 4.60%, 03/15/49 (Call 09/15/48)	5	4,215
Series C, 3.38%, 04/01/30 (Call 01/01/30)	25	22,512
Series C, 4.90%, 08/01/41 (Call 02/01/41)	10	8,954
Dominion Energy South Carolina Inc.
6.25%, 10/15/53 (Call 04/15/53)	5	5,519
Series A, 2.30%, 12/01/31 (Call 09/01/31)	25	20,508
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	5	4,291
2.95%, 03/01/50 (Call 09/01/49)	70	46,342
3.75%, 08/15/47 (Call 02/15/47)	20	15,427
Series A, 4.00%, 04/01/43 (Call 10/01/42)	10	8,302
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	10	9,423
4.88%, 06/01/28 (Call 05/01/28)	5	4,934
Series C, 3.40%, 06/15/29 (Call 03/15/29)	15	13,727
Series F, 1.05%, 06/01/25 (Call 05/01/25)	115	108,934
Duke Energy Carolinas LLC
3.55%, 03/15/52 (Call 09/15/51)	15	10,735
3.95%, 03/15/48 (Call 09/15/47)	5	3,939
4.95%, 01/15/33 (Call 10/15/32)	25	24,599
5.30%, 02/15/40	55	53,875
5.35%, 01/15/53 (Call 07/15/52)	25	24,353
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	95	88,880
2.65%, 09/01/26 (Call 06/01/26)	25	23,529
3.30%, 06/15/41 (Call 12/15/40)	25	18,384
3.50%, 06/15/51 (Call 12/15/50)	10	6,897
3.75%, 09/01/46 (Call 03/01/46)	50	37,183
4.20%, 06/15/49 (Call 12/15/48)	20	15,768
4.30%, 03/15/28 (Call 02/15/28)	75	72,827
4.50%, 08/15/32 (Call 05/15/32)	145	136,030
4.80%, 12/15/45 (Call 06/15/45)	10	8,757
5.00%, 08/15/52 (Call 02/15/52)	45	40,125
Duke Energy Florida LLC
2.50%, 12/01/29 (Call 09/01/29)	110	96,664
3.20%, 01/15/27 (Call 10/15/26)	50	47,734
3.80%, 07/15/28 (Call 04/15/28)	44	42,211
5.88%, 11/15/33 (Call 08/15/33)	10	10,467
6.35%, 09/15/37	20	21,391
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	15	9,311
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	50	34,614
Duke Energy Ohio Inc., 5.65%, 04/01/53 (Call 10/01/52)	25	25,241
Duke Energy Progress LLC
3.45%, 03/15/29 (Call 12/15/28)	30	28,070
3.70%, 10/15/46 (Call 04/15/46)	10	7,558
4.15%, 12/01/44 (Call 06/01/44)	38	31,147
4.20%, 08/15/45 (Call 02/15/45)	25	20,552
Edison International
4.13%, 03/15/28 (Call 12/15/27)	5	4,770

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.95%, 04/15/25 (Call 03/15/25)	$6	$5,948
5.25%, 11/15/28 (Call 10/15/28)	150	149,211
5.75%, 06/15/27 (Call 04/15/27)	20	20,189
El Paso Electric Co., 6.00%, 05/15/35	5	5,014
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	20	16,264
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	5	4,803
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	10	9,728
Entergy Arkansas LLC, 3.35%, 06/15/52 (Call 12/15/51)	25	17,166
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	75	70,135
1.90%, 06/15/28 (Call 04/15/28)	15	13,180
2.40%, 06/15/31 (Call 03/05/31)	15	12,348
2.80%, 06/15/30 (Call 03/15/30)	15	12,970
2.95%, 09/01/26 (Call 06/01/26)	50	47,431
3.75%, 06/15/50 (Call 12/15/49)	15	10,817
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	5	4,669
3.10%, 06/15/41 (Call 12/15/40)	25	18,374
3.25%, 04/01/28 (Call 01/01/28)	40	37,490
4.00%, 03/15/33 (Call 12/15/32)	10	9,086
4.20%, 09/01/48 (Call 03/01/48)	15	12,169
4.20%, 04/01/50 (Call 10/01/49)	10	8,110
4.95%, 01/15/45 (Call 01/15/25)	25	22,833
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	100	80,044
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	100	88,624
Evergy Kansas Central Inc.
3.10%, 04/01/27 (Call 01/01/27)	45	42,503
3.25%, 09/01/49 (Call 03/01/49)	25	17,105
4.25%, 12/01/45 (Call 06/01/45)	35	28,665
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	15	12,043
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	29	24,505
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	10	8,254
2.90%, 03/01/27 (Call 02/01/27)	35	32,748
3.38%, 03/01/32 (Call 12/01/31)	10	8,584
3.45%, 01/15/50 (Call 07/15/49)	10	6,810
4.60%, 07/01/27 (Call 06/01/27)	30	29,336
5.13%, 05/15/33 (Call 02/15/33)	25	24,151
Series M, 3.30%, 01/15/28 (Call 10/15/27)	20	18,627
Series R, 1.65%, 08/15/30 (Call 05/15/30)	5	3,979
Series U, 1.40%, 08/15/26 (Call 07/15/26)	5	4,540
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	25	23,263
3.40%, 04/15/26 (Call 01/15/26)	75	72,212
4.05%, 04/15/30 (Call 01/15/30)	50	46,897
4.10%, 03/15/52 (Call 09/15/51)	100	77,565
4.45%, 04/15/46 (Call 10/15/45)	20	16,741
4.70%, 04/15/50 (Call 10/15/49)	15	12,954
4.95%, 06/15/35 (Call 12/15/34)	5	4,671
5.10%, 06/15/45 (Call 12/15/44)	10	9,098
5.15%, 03/15/28 (Call 02/15/28)	25	24,946
5.30%, 03/15/33 (Call 12/15/32)	30	29,710
5.60%, 03/15/53 (Call 09/15/52)	5	4,875
5.63%, 06/15/35	5	4,965
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	10	8,362
2.85%, 04/01/25 (Call 03/01/25)	15	14,624
2.88%, 12/04/51 (Call 06/04/51)	105	68,186

Security	Par (000)	Value

Electric (continued)
3.70%, 12/01/47 (Call 06/01/47)	$30	$23,320
3.95%, 03/01/48 (Call 09/01/47)	10	8,094
4.13%, 02/01/42 (Call 08/01/41)	30	25,721
4.40%, 05/15/28 (Call 03/15/28)	25	24,562
5.25%, 02/01/41 (Call 08/01/40)	25	24,661
5.30%, 04/01/53 (Call 10/01/52)	20	19,748
5.69%, 03/01/40	10	10,246
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	60	56,644
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)	25	24,164
5.13%, 05/15/52 (Call 11/15/51)	55	52,202
Series A, 3.25%, 03/15/51 (Call 09/15/50)	25	17,136
Series B, 3.70%, 01/30/50 (Call 07/30/49)	5	3,786
Iberdrola International BV
5.81%, 03/15/25	35	35,001
6.75%, 07/15/36	15	16,795
Indiana Michigan Power Co., 6.05%, 03/15/37	20	20,746
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	10	6,410
4.10%, 09/26/28 (Call 06/26/28)	5	4,790
6.25%, 07/15/39	10	10,429
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	15	14,070
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	5	4,747
5.45%, 04/15/33 (Call 01/15/33)	25	25,222
Louisville Gas & Electric Co.
5.45%, 04/15/33 (Call 01/15/33)	20	20,185
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	5	4,856
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)	5	3,418
3.65%, 04/15/29 (Call 01/15/29)	20	18,868
4.25%, 07/15/49 (Call 01/15/49)	5	4,201
4.40%, 10/15/44 (Call 04/15/44)	5	4,281
5.35%, 01/15/34 (Call 10/15/33)	25	25,477
5.85%, 09/15/54 (Call 03/15/54)	25	26,377
6.75%, 12/30/31	15	16,822
Mississippi Power Co., Series B, 3.10%, 07/30/51 (Call 01/30/51)	25	16,243
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32 (Call 01/15/32)	10	8,408
3.05%, 04/25/27 (Call 01/25/27)	20	18,952
3.45%, 06/15/25	5	4,886
3.70%, 03/15/29 (Call 12/15/28)	20	18,779
4.15%, 12/15/32 (Call 09/15/32)	25	23,016
4.30%, 03/15/49 (Call 09/15/48)	15	12,460
5.05%, 09/15/28 (Call 08/15/28)	5	5,005
5.45%, 10/30/25	10	10,026
5.80%, 01/15/33 (Call 07/15/32)	15	15,511
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	25	23,588
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	30	25,514
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	40	36,502
1.90%, 06/15/28 (Call 04/15/28)	45	39,413
2.25%, 06/01/30 (Call 03/01/30)	30	25,246
2.75%, 11/01/29 (Call 08/01/29)	20	17,627
3.50%, 04/01/29 (Call 01/01/29)	50	46,237
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(b)	15	13,362
4.45%, 06/20/25	15	14,805
4.63%, 07/15/27 (Call 06/15/27)	40	39,355

32	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.80%, 12/01/77 (Call 12/01/27), (3-mo. LIBOR US + 2.409%)(b)	$25	$22,638
4.90%, 02/28/28 (Call 01/28/28)	30	29,751
5.00%, 02/28/30 (Call 12/28/29)	10	9,914
5.05%, 02/28/33 (Call 11/28/32)	45	43,872
5.25%, 03/15/34 (Call 12/15/33)	25	24,538
5.25%, 02/28/53 (Call 08/28/52)	10	9,285
5.75%, 09/01/25	5	5,026
Northern States Power Co./MN
2.90%, 03/01/50 (Call 09/01/49)	35	22,908
3.60%, 09/15/47 (Call 03/15/47)	10	7,565
5.10%, 05/15/53 (Call 11/15/52)	10	9,544
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	20	16,105
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	25	19,991
4.40%, 03/01/44 (Call 09/01/43)	5	4,307
4.55%, 06/01/52 (Call 12/01/51)	10	8,644
Oglethorpe Power Corp.
4.50%, 04/01/47 (Call 10/01/46)	10	8,112
5.25%, 09/01/50	7	6,405
5.38%, 11/01/40	10	9,368
5.95%, 11/01/39	20	19,745
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	5	4,487
3.80%, 08/15/28 (Call 02/15/28)	5	4,789
4.15%, 04/01/47 (Call 10/01/46)	10	7,968
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	15	9,315
2.95%, 04/01/25 (Call 01/01/25)	20	19,502
3.75%, 04/01/45 (Call 10/01/44)	5	3,965
3.80%, 09/30/47 (Call 03/30/47)	20	15,429
4.55%, 09/15/32 (Call 06/15/32)	5	4,797
4.55%, 12/01/41 (Call 06/01/41)	29	26,295
4.60%, 06/01/52 (Call 12/01/51)	10	8,794
4.95%, 09/15/52 (Call 03/15/52)	40	37,249
5.75%, 03/15/29 (Call 12/15/28)	30	31,015
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	40	32,804
2.95%, 03/01/26 (Call 12/01/25)	5	4,746
3.15%, 01/01/26	5	4,781
3.30%, 12/01/27 (Call 09/01/27)	20	18,476
3.50%, 08/01/50 (Call 02/01/50)	75	50,455
3.75%, 07/01/28	5	4,652
3.95%, 12/01/47 (Call 06/01/47)	5	3,631
4.20%, 06/01/41 (Call 12/01/40)	5	3,928
4.30%, 03/15/45 (Call 09/15/44)	10	7,802
4.45%, 04/15/42 (Call 10/15/41)	20	16,090
4.50%, 07/01/40 (Call 01/01/40)	70	58,809
4.55%, 07/01/30 (Call 01/01/30)	24	22,573
4.60%, 06/15/43 (Call 12/15/42)	5	4,098
4.95%, 06/08/25	5	4,952
4.95%, 07/01/50 (Call 01/01/50)	45	38,218
5.25%, 03/01/52 (Call 09/01/51)	5	4,427
5.90%, 06/15/32 (Call 03/15/32)	20	20,101
6.15%, 01/15/33 (Call 10/15/32)	30	30,695
6.40%, 06/15/33 (Call 03/15/33)	10	10,399
6.70%, 04/01/53 (Call 10/01/52)	15	16,086
6.75%, 01/15/53 (Call 07/15/52)	50	53,590
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	25	15,238
3.30%, 03/15/51 (Call 09/15/50)	10	6,558

Security	Par (000)	Value

Electric (continued)
4.15%, 02/15/50 (Call 08/15/49)	$35	$27,166
5.35%, 12/01/53 (Call 06/01/53)	10	9,184
5.50%, 05/15/54 (Call 11/15/53)	110	102,662
6.00%, 01/15/39	25	25,670
PacifiCorp.
3.50%, 06/15/29 (Call 03/15/29)	15	13,830
5.45%, 02/15/34 (Call 11/15/33)	25	24,659
5.80%, 01/15/55 (Call 07/15/54)	25	24,165
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	75	71,174
PPL Electric Utilities Corp.
4.15%, 06/15/48 (Call 12/15/47)	50	41,901
5.00%, 05/15/33 (Call 02/15/33)	5	4,971
5.25%, 05/15/53 (Call 11/15/52)	25	24,269
Progress Energy Inc.
6.00%, 12/01/39	15	15,121
7.00%, 10/30/31	110	121,391
7.75%, 03/01/31	15	16,943
Public Service Co. of Colorado
4.05%, 09/15/49 (Call 03/15/49)	25	19,500
4.50%, 06/01/52 (Call 12/01/51)	25	20,935
5.25%, 04/01/53 (Call 10/01/52)	50	47,337
Series 17, 6.25%, 09/01/37	20	21,214
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	5	4,627
1.90%, 08/15/31 (Call 05/15/31)	10	8,055
3.10%, 03/15/32 (Call 12/15/31)	10	8,704
3.60%, 12/01/47 (Call 06/01/47)	10	7,622
3.65%, 09/01/28 (Call 06/01/28)(a)	70	66,648
3.70%, 05/01/28 (Call 02/01/28)	5	4,779
4.05%, 05/01/48 (Call 11/01/47)	25	20,775
5.20%, 08/01/33 (Call 05/01/33)	10	10,069
5.45%, 08/01/53 (Call 02/01/53)	30	30,139
5.50%, 03/01/40	5	4,999
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	30	28,092
6.13%, 10/15/33 (Call 07/15/33)	25	26,090
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	20	17,733
4.10%, 06/15/30 (Call 03/15/30)	20	18,108
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	6	4,088
5.45%, 06/01/53 (Call 12/01/52)	25	24,725
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	10	9,487
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	20	16,132
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	10	8,137
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	25	16,581
Sempra
3.25%, 06/15/27 (Call 03/15/27)	165	155,175
3.80%, 02/01/38 (Call 08/01/37)	90	73,824
4.00%, 02/01/48 (Call 08/01/47)	25	19,410
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(b)	45	41,319
5.50%, 08/01/33 (Call 05/01/33)	5	4,971
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	5	4,736
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	5	4,220
3.65%, 02/01/50 (Call 08/01/49)	25	18,288
4.00%, 04/01/47 (Call 10/01/46)	20	15,556

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.05%, 03/15/42 (Call 09/15/41)	$20	$16,434
4.65%, 10/01/43 (Call 04/01/43)	30	26,257
5.50%, 03/15/40	10	9,878
5.70%, 03/01/53 (Call 09/01/52)	55	54,541
5.85%, 11/01/27 (Call 10/01/27)	45	46,085
5.88%, 12/01/53 (Call 06/01/53)	10	10,161
6.65%, 04/01/29	25	26,237
Series B, 4.88%, 03/01/49 (Call 09/01/48)	15	13,313
Series C, 4.13%, 03/01/48 (Call 09/01/47)	20	15,956
Series E, 3.70%, 08/01/25 (Call 06/01/25)	10	9,768
Series E, 5.45%, 06/01/52 (Call 12/01/51)	5	4,796
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	80	76,526
4.25%, 07/01/36 (Call 01/01/36)	15	13,246
4.40%, 07/01/46 (Call 01/01/46)	46	38,794
4.85%, 06/15/28 (Call 04/15/28)	75	74,282
5.11%, 08/01/27	30	29,925
5.15%, 10/06/25	10	9,984
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5-year CMT + 2.915%)(b)	50	46,919
Series A, 3.70%, 04/30/30 (Call 01/30/30)	15	13,828
Series B, 4.00%, 01/15/51 (Call 10/15/25), (5-year CMT + 3.733%)(b)	115	110,559
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	25	16,354
5.30%, 04/01/33 (Call 01/01/33)	45	44,347
Series L, 3.85%, 02/01/48 (Call 08/01/47)	20	14,673
Series M, 4.10%, 09/15/28 (Call 06/15/28)	15	14,379
Series N, 1.65%, 03/15/26 (Call 02/15/26)	10	9,301
Southwestern Public Service Co., 4.50%, 08/15/41 (Call 02/15/41)	10	8,484
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	20	16,567
4.10%, 06/15/42 (Call 12/15/41)	5	4,103
4.30%, 06/15/48 (Call 12/15/47)	5	4,109
5.00%, 07/15/52 (Call 01/15/52)	5	4,557
Tucson Electric Power Co., 4.00%, 06/15/50 (Call 12/15/49)	10	7,651
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	30	18,124
2.95%, 06/15/27 (Call 03/15/27)	5	4,696
3.90%, 04/01/52 (Call 10/01/51)	15	11,675
5.45%, 03/15/53 (Call 09/15/52)	40	39,153
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	39	22,618
2.95%, 11/15/51 (Call 05/15/51)	45	28,909
4.00%, 01/15/43 (Call 07/15/42)	30	24,578
4.60%, 12/01/48 (Call 06/01/48)	25	21,634
5.00%, 04/01/33 (Call 01/01/33)	30	29,380
5.30%, 08/15/33 (Call 05/15/33)	10	9,973
5.45%, 04/01/53 (Call 10/01/52)	5	4,892
5.70%, 08/15/53 (Call 02/15/53)	60	60,618
8.88%, 11/15/38	25	33,229
Series A, 3.15%, 01/15/26 (Call 10/15/25)	95	91,649
Series B, 2.95%, 11/15/26 (Call 08/15/26)	25	23,677
Series B, 3.75%, 05/15/27 (Call 04/15/27)	5	4,811
Series B, 3.80%, 09/15/47 (Call 03/15/47)	5	3,814
Series C, 4.00%, 11/15/46 (Call 05/15/46)	30	23,786
Series C, 4.63%, 05/15/52 (Call 11/15/51)	5	4,303
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	45	39,595

Security	Par (000)	Value

Electric (continued)
4.75%, 01/09/26 (Call 12/09/25)	$55	$54,451
5.00%, 09/27/25 (Call 08/27/25)	105	104,502
Wisconsin Power and Light Co., 3.00%, 07/01/29 (Call 04/01/29)	30	27,414
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	10	6,314
3.30%, 09/01/49 (Call 03/01/49)	20	14,001
3.67%, 12/01/42	5	3,898
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	90	81,242
3.35%, 12/01/26 (Call 06/01/26)	60	56,731
3.40%, 06/01/30 (Call 12/01/29)	40	36,072
3.50%, 12/01/49 (Call 06/01/49)	50	34,883
4.00%, 06/15/28 (Call 12/15/27)	40	38,228

		9,336,663

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	10	9,039
1.95%, 10/15/30 (Call 07/15/30)	20	16,778
2.00%, 12/21/28 (Call 10/21/28)	45	39,692
2.80%, 12/21/51 (Call 06/21/51)	10	6,434
5.25%, 11/15/39	10	10,098

		82,041

Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32 (Call 04/01/32)	5	4,995
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	20	16,408
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	5	4,173
4.00%, 04/01/25 (Call 01/01/25)	20	19,650
Avnet Inc., 5.50%, 06/01/32 (Call 03/01/32)	40	38,410
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	30	29,009
4.88%, 06/15/29 (Call 03/15/29)	10	9,727
4.88%, 05/12/30 (Call 02/12/30)	10	9,635
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	130	124,085
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	10	8,985
1.35%, 06/01/25 (Call 05/01/25)	5	4,777
1.75%, 09/01/31 (Call 06/01/31)	5	4,018
1.95%, 06/01/30 (Call 03/01/30)	70	59,153
2.50%, 11/01/26 (Call 08/01/26)	40	37,696
2.70%, 08/15/29 (Call 05/15/29)	5	4,498
2.80%, 06/01/50 (Call 12/01/49)	55	37,921
3.81%, 11/21/47 (Call 05/21/47)	35	28,203
4.95%, 02/15/28 (Call 01/15/28)	85	85,897
5.70%, 03/15/36	35	36,956
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	10	8,264
3.15%, 08/15/27 (Call 05/15/27)	5	4,692
3.35%, 03/01/26 (Call 12/01/25)	15	14,471
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	10	9,250
3.00%, 01/15/31 (Call 10/15/30)	5	4,266
4.25%, 05/15/27 (Call 04/15/27)	15	14,485
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	10	8,893
4.60%, 04/06/27 (Call 01/06/27)	15	14,760
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	10	9,109

34	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
2.38%, 08/09/28 (Call 06/09/28)	$10	$8,722
2.65%, 08/09/31 (Call 05/09/31)	10	7,950
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	5	4,955
Tyco Electronics Group SA
4.50%, 02/13/26	5	4,940
7.13%, 10/01/37	10	11,479
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	10	9,225
2.40%, 04/01/28 (Call 02/01/28)	10	8,754
2.95%, 04/01/31 (Call 01/01/31)	5	4,116

		712,527

Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 5.90%, 03/01/33 (Call 12/01/32)	30	29,995

Entertainment — 0.1%
Warnermedia Holdings Inc.
3.64%, 03/15/25	60	58,732
3.76%, 03/15/27 (Call 02/15/27)	45	42,589
4.05%, 03/15/29 (Call 01/15/29)	90	83,177
4.28%, 03/15/32 (Call 12/15/31)	45	39,714
5.05%, 03/15/42 (Call 09/15/41)	25	20,983
5.14%, 03/15/52 (Call 09/15/51)	180	146,159
5.39%, 03/15/62 (Call 09/15/61)	40	32,197

		423,551

Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	5	4,211
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	40	31,502
2.30%, 03/01/30 (Call 12/01/29)	5	4,294
3.05%, 03/01/50 (Call 09/01/49)	15	10,386
3.20%, 03/15/25 (Call 12/15/24)	30	29,291
4.88%, 04/01/29 (Call 03/01/29)	25	24,890
5.00%, 12/15/33 (Call 09/15/33)	10	9,831
5.00%, 04/01/34 (Call 01/01/34)	5	4,923
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	50	33,083
3.20%, 06/01/32 (Call 03/01/32)	25	21,764
4.20%, 01/15/33 (Call 10/15/32)	5	4,670
4.25%, 12/01/28 (Call 09/01/28)	35	33,892
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)	10	7,936
2.00%, 06/01/29 (Call 04/01/29)	5	4,328
2.50%, 11/15/50 (Call 05/15/50)	15	9,266
2.95%, 06/01/41 (Call 12/01/40)	15	11,079
4.15%, 04/15/32 (Call 01/15/32)	30	28,260
4.15%, 07/15/49 (Call 01/15/49)	10	8,450
4.63%, 02/15/30 (Call 12/15/29)	5	4,917
4.88%, 02/15/34 (Call 11/15/33)	20	19,572

		306,545

Food — 0.7%
Ahold Finance USA LLC, 6.88%, 05/01/29	15	16,272
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	10	8,491
3.13%, 04/24/50 (Call 10/24/49)	5	3,260
3.95%, 03/15/25 (Call 01/15/25)	80	78,718
4.15%, 03/15/28 (Call 12/15/27)	75	72,343
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	25	21,723

Security	Par (000)	Value

Food (continued)
4.60%, 11/01/25 (Call 09/01/25)	$50	$49,259
4.85%, 11/01/28 (Call 08/01/28)	35	34,394
5.40%, 11/01/48 (Call 05/01/48)	25	23,072
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	10	8,353
3.50%, 10/01/26 (Call 07/01/26)	5	4,794
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	15	12,293
3.00%, 02/01/51 (Call 08/01/50)	25	16,114
3.20%, 02/10/27 (Call 11/10/26)	25	23,763
4.00%, 04/17/25 (Call 02/17/25)	85	83,651
4.95%, 03/29/33 (Call 12/29/32)(a)	30	29,448
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	65	61,760
2.30%, 08/15/26 (Call 05/15/26)	10	9,437
3.13%, 11/15/49 (Call 05/15/49)	15	10,745
Hormel Foods Corp.
1.80%, 06/11/30 (Call 03/11/30)	80	66,389
3.05%, 06/03/51 (Call 12/03/50)	5	3,355
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	10	8,787
J M Smucker Co. (The)
6.20%, 11/15/33 (Call 08/15/33)(a)	15	15,868
6.50%, 11/15/53 (Call 05/15/53)	10	10,888
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (Call 12/15/33)(d)	40	41,188
7.25%, 11/15/53 (Call 05/15/53)(d)	25	26,207
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)	25	20,010
3.75%, 12/01/31 (Call 12/01/26)	15	12,747
5.50%, 01/15/30 (Call 01/15/25)	20	19,482
5.75%, 04/01/33 (Call 01/01/33)	50	48,477
6.50%, 12/01/52 (Call 06/01/52)	20	19,270
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	10	7,980
2.75%, 09/15/41 (Call 03/15/41)	65	43,419
3.50%, 03/15/25	27	26,458
4.25%, 03/15/35	5	4,477
Kellanova
2.10%, 06/01/30 (Call 03/01/30)	10	8,415
3.25%, 04/01/26	15	14,418
3.40%, 11/15/27 (Call 08/15/27)	140	131,811
4.30%, 05/15/28 (Call 02/15/28)	40	38,844
Series B, 7.45%, 04/01/31	15	16,782
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	5	4,771
3.75%, 04/01/30 (Call 01/01/30)	5	4,661
3.88%, 05/15/27 (Call 02/15/27)	5	4,826
4.25%, 03/01/31 (Call 12/01/30)	10	9,496
4.38%, 06/01/46 (Call 12/01/45)	20	16,590
4.63%, 01/30/29 (Call 10/30/28)	25	24,518
4.88%, 10/01/49 (Call 04/01/49)	15	13,386
5.00%, 06/04/42	45	41,513
5.20%, 07/15/45 (Call 01/15/45)	50	46,673
5.50%, 06/01/50 (Call 12/01/49)	35	34,064
6.75%, 03/15/32	10	11,000
6.88%, 01/26/39	40	44,797
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	10	7,969
2.65%, 10/15/26 (Call 07/15/26)	25	23,490

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.50%, 02/01/26 (Call 11/01/25)	$20	$19,385
3.95%, 01/15/50 (Call 07/15/49)	25	19,583
4.45%, 02/01/47 (Call 08/01/46)	35	29,520
4.50%, 01/15/29 (Call 10/15/28)	20	19,549
5.15%, 08/01/43 (Call 02/01/43)	15	13,938
7.50%, 04/01/31	45	50,764
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	10	9,200
4.20%, 08/15/47 (Call 02/15/47)(a)	20	16,549
4.95%, 04/15/33 (Call 01/15/33)(a)	5	4,880
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	20	19,120
1.88%, 10/15/32 (Call 07/15/32)	20	15,739
2.63%, 03/17/27 (Call 02/17/27)	95	88,581
2.63%, 09/04/50 (Call 03/04/50)	70	43,727
2.75%, 04/13/30 (Call 01/13/30)	5	4,416
3.00%, 03/17/32 (Call 12/17/31)	10	8,620
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	10	8,357
4.25%, 04/15/31 (Call 04/15/26)	15	13,402
6.25%, 07/01/33 (Call 04/01/33)	25	25,307
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	10	8,609
3.30%, 07/15/26 (Call 04/15/26)	25	24,002
3.30%, 02/15/50 (Call 08/15/49)	5	3,541
4.85%, 10/01/45 (Call 04/01/45)	15	13,577
5.95%, 04/01/30 (Call 01/01/30)	45	46,776
6.60%, 04/01/40 (Call 10/01/39)	10	10,965
6.60%, 04/01/50 (Call 10/01/49)	55	62,105
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	25	23,699
4.00%, 03/01/26 (Call 01/01/26)	15	14,645
4.35%, 03/01/29 (Call 12/01/28)	75	72,167
4.88%, 08/15/34 (Call 02/15/34)	15	14,248
5.10%, 09/28/48 (Call 03/28/48)	45	39,683
Walmart Inc., 3.90%, 09/09/25	10	9,849

		2,195,419

Forest Products & Paper — 0.0%
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	10	8,469
4.40%, 08/15/47 (Call 02/15/47)	20	16,622
5.00%, 09/15/35 (Call 03/15/35)	5	4,847
6.00%, 11/15/41 (Call 05/15/41)	45	46,350
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	40	34,940
3.13%, 01/15/32 (Call 10/15/31)	5	4,106
3.75%, 01/15/31 (Call 10/15/30)	15	13,106
Suzano International Finance BV, 5.50%, 01/17/27	10	9,986

		138,426

Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	10	7,954
2.63%, 09/15/29 (Call 06/15/29)	95	84,566
2.85%, 02/15/52 (Call 08/15/51)	65	41,656
3.00%, 06/15/27 (Call 03/15/27)	140	131,670
4.13%, 03/15/49 (Call 09/15/48)	39	32,109
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	5	4,063
4.10%, 09/01/47 (Call 03/01/47)	10	8,004
5.25%, 03/01/28 (Call 02/01/28)	5	5,036

Security	Par (000)	Value

Gas (continued)
5.40%, 03/01/33 (Call 12/01/32)	$10	$10,065
5.85%, 01/15/41 (Call 07/15/40)	5	5,102
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)	5	4,985
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	40	37,544
1.70%, 02/15/31 (Call 11/15/30)	30	23,799
2.95%, 09/01/29 (Call 06/01/29)	5	4,496
3.49%, 05/15/27 (Call 02/15/27)	20	19,015
3.95%, 03/30/48 (Call 09/30/47)	15	11,525
4.38%, 05/15/47 (Call 11/15/46)	15	12,390
4.80%, 02/15/44 (Call 08/15/43)	25	22,175
5.00%, 06/15/52 (Call 12/15/51)	15	13,558
5.25%, 02/15/43 (Call 08/15/42)	20	18,847
5.65%, 02/01/45 (Call 08/01/44)	5	4,857
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	10	8,314
4.66%, 02/01/44 (Call 08/01/43)	5	4,453
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	25	16,613
4.65%, 08/01/43 (Call 02/01/43)	20	17,382
5.05%, 05/15/52 (Call 11/15/51)	25	22,527
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	10	7,884
5.75%, 06/01/53 (Call 12/01/52)	5	5,048
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	50	43,413
Southern Co. Gas Capital Corp.
4.40%, 05/30/47 (Call 11/30/46)	5	4,057
5.88%, 03/15/41 (Call 09/15/40)	15	14,997
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	30	24,039
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	25	16,074
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	15	12,515
4.05%, 03/15/32 (Call 12/15/31)	10	9,148
4.15%, 06/01/49 (Call 12/01/48)	10	7,645
5.45%, 03/23/28 (Call 02/23/28)	40	40,333
5.80%, 12/01/27 (Call 11/01/27)	10	10,178
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	10	6,766
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	5	3,685
Series K, 3.80%, 09/15/46 (Call 03/15/46)	5	3,689

		782,176

Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 02/15/26(d)	5	5,023
6.05%, 04/15/28 (Call 03/15/28)(d)	10	10,058
6.30%, 02/15/30 (Call 12/15/29)(d)	10	10,175
6.40%, 04/15/33 (Call 01/15/33)(d)	20	20,526
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	10	7,019
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	11	9,234
2.75%, 11/15/50 (Call 05/15/50)	40	23,309
4.25%, 11/15/28 (Call 08/15/28)	15	14,473
6.00%, 03/06/28 (Call 02/06/28)	145	149,648

		249,465

Health Care - Products — 0.5%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	60	58,459
4.75%, 11/30/36 (Call 05/30/36)	20	19,582
4.75%, 04/15/43 (Call 10/15/42)	5	4,787

36	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
4.90%, 11/30/46 (Call 05/30/46)	$75	$72,297
5.30%, 05/27/40	30	30,624
6.00%, 04/01/39	5	5,548
6.15%, 11/30/37	20	22,163
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	15	12,566
2.30%, 03/12/31 (Call 12/12/30)	30	25,030
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	45	35,513
1.92%, 02/01/27 (Call 01/01/27)	25	22,729
2.54%, 02/01/32 (Call 11/01/31)(a)	5	4,097
2.60%, 08/15/26 (Call 05/15/26)	30	28,129
3.13%, 12/01/51 (Call 06/01/51)(a)	25	16,259
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	63	60,408
2.65%, 06/01/30 (Call 03/01/30)	35	30,616
4.00%, 03/01/28 (Call 12/01/27)	5	4,836
4.70%, 03/01/49 (Call 09/01/48)(a)	12	10,987
Danaher Corp.
2.80%, 12/10/51 (Call 06/10/51)(a)	25	16,200
4.38%, 09/15/45 (Call 03/15/45)	15	13,291
Dentsply Sirona Inc., 3.25%, 06/01/30 (Call 03/01/30)	20	17,431
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	150	133,214
3.40%, 11/15/49 (Call 05/15/49)	20	14,900
GE HealthCare Technologies Inc.
5.60%, 11/15/25 (Call 10/15/25)	100	100,313
5.86%, 03/15/30 (Call 01/15/30)	5	5,168
5.91%, 11/22/32 (Call 08/22/32)	100	103,818
HCA Inc.
3.63%, 03/15/32 (Call 12/15/31)	50	43,684
4.38%, 03/15/42 (Call 09/15/41)	21	17,404
Koninklijke Philips NV
5.00%, 03/15/42	5	4,514
6.88%, 03/11/38	10	10,742
Medtronic Global Holdings SCA, 4.50%, 03/30/33 (Call 12/30/32)	5	4,814
Medtronic Inc.
4.38%, 03/15/35	20	18,857
4.63%, 03/15/45	55	50,923
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)	10	8,639
2.55%, 03/15/31 (Call 12/15/30)	25	20,939
3.30%, 09/15/29 (Call 06/15/29)	20	18,005
Solventum Corp.
5.40%, 03/01/29 (Call 02/01/29)(d)	25	24,964
5.60%, 03/23/34 (Call 12/23/33)(d)	25	24,906
5.90%, 04/30/54 (Call 10/30/53)(d)	25	24,479
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	20	13,598
3.38%, 11/01/25 (Call 08/01/25)	30	29,115
4.10%, 04/01/43 (Call 10/01/42)	10	8,453
4.38%, 05/15/44 (Call 11/15/43)	20	17,605
4.63%, 03/15/46 (Call 09/15/45)	15	13,589
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)	5	4,075
2.60%, 10/01/29 (Call 07/01/29)	22	19,618
2.80%, 10/15/41 (Call 04/15/41)	10	7,186
4.10%, 08/15/47 (Call 02/15/47)	15	12,557
4.80%, 11/21/27 (Call 10/21/27)	5	5,002
4.95%, 08/10/26 (Call 07/10/26)	25	25,021

Security	Par (000)	Value

Health Care - Products (continued)
4.98%, 08/10/30 (Call 06/10/30)	$25	$25,003
5.40%, 08/10/43 (Call 04/10/43)	55	55,531
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	50	41,823
3.05%, 01/15/26 (Call 12/15/25)	45	43,227

		1,463,238

Health Care - Services — 1.0%
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	15	13,315
3.63%, 03/01/49 (Call 09/01/48)	5	3,681
Advocate Health & Hospitals Corp., 4.27%, 08/15/48 (Call 02/15/48)	10	8,664
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	5	3,716
4.50%, 05/15/42 (Call 11/15/41)	10	8,497
4.75%, 03/15/44 (Call 09/15/43)	5	4,316
6.63%, 06/15/36	15	16,333
6.75%, 12/15/37	10	10,926
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	5	3,277
Allina Health System, Series 2019, 3.89%, 04/15/49 (Call 10/15/48)	5	4,043
Ascension Health
4.85%, 11/15/53	5	4,774
Series B, 3.11%, 11/15/39 (Call 05/15/39)	25	19,476
Banner Health, 2.91%, 01/01/51 (Call 07/01/50)	15	9,934
Baptist Healthcare System Obligated Group, Series
20B, 3.54%, 08/15/50 (Call 02/15/50)	5	3,706
Baylor Scott & White Holdings, 3.97%, 11/15/46 (Call 05/15/46)	60	48,357
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	5	3,539
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	40	35,292
2.50%, 03/01/31 (Call 12/01/30)	35	28,674
2.63%, 08/01/31 (Call 05/01/31)	20	16,368
3.00%, 10/15/30 (Call 07/15/30)	30	25,622
3.38%, 02/15/30 (Call 02/15/25)	40	35,290
4.25%, 12/15/27 (Call 03/18/24)	10	9,532
4.63%, 12/15/29 (Call 12/15/24)	35	33,144
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	5	4,415
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	10	6,550
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	40	36,320
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	5	3,766
Dignity Health, 5.27%, 11/01/64	15	13,945
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	5	4,131
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	10	9,290
2.25%, 05/15/30 (Call 02/15/30)	35	29,732
2.88%, 09/15/29 (Call 06/15/29)	155	138,990
3.13%, 05/15/50 (Call 11/15/49)	20	13,651
3.60%, 03/15/51 (Call 09/15/50)	30	22,333
3.65%, 12/01/27 (Call 09/01/27)	40	38,251
4.10%, 03/01/28 (Call 12/01/27)	155	149,917
4.38%, 12/01/47 (Call 06/01/47)	15	12,737
4.55%, 03/01/48 (Call 09/01/47)	15	13,063
4.75%, 02/15/33 (Call 11/15/32)	40	38,634

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.13%, 02/15/53 (Call 08/15/52)	$25	$23,664
5.35%, 10/15/25 (Call 09/15/25)	10	9,988
5.50%, 10/15/32 (Call 07/15/32)	20	20,371
6.10%, 10/15/52 (Call 04/15/52)	15	16,091
6.38%, 06/15/37	25	26,961
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	10	8,671
4.50%, 07/01/57 (Call 01/01/57)	10	8,568
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	55	49,166
3.50%, 07/15/51 (Call 01/15/51)	30	20,250
4.50%, 02/15/27 (Call 08/15/26)	10	9,792
4.63%, 03/15/52 (Call 09/15/51)	65	53,194
5.13%, 06/15/39 (Call 12/15/38)	20	18,594
5.20%, 06/01/28 (Call 05/01/28)	100	99,588
5.25%, 04/15/25	165	164,263
5.25%, 06/15/26 (Call 12/15/25)	5	4,969
5.25%, 06/15/49 (Call 12/15/48)	25	22,396
5.38%, 09/01/26 (Call 03/01/26)	40	39,884
5.50%, 06/01/33 (Call 03/01/33)	40	39,725
5.50%, 06/15/47 (Call 12/15/46)	5	4,660
5.88%, 02/15/26 (Call 08/15/25)	5	5,022
5.90%, 06/01/53 (Call 12/01/52)	25	24,557
6.00%, 04/01/54 (Call 10/01/53)	25	24,813
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)(a)	5	4,079
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	65	58,316
2.15%, 02/03/32 (Call 11/03/31)	10	7,913
3.13%, 08/15/29 (Call 05/15/29)	35	31,618
3.95%, 03/15/27 (Call 12/15/26)	10	9,644
3.95%, 08/15/49 (Call 02/15/49)	20	15,632
4.80%, 03/15/47 (Call 09/15/46)	15	13,068
4.95%, 10/01/44 (Call 04/01/44)	20	18,033
5.75%, 03/01/28 (Call 02/01/28)	85	86,599
5.75%, 12/01/28 (Call 11/01/28)	15	15,320
5.88%, 03/01/33 (Call 12/01/32)	65	66,692
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	5	4,160
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	5	4,255
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	5	3,789
IQVIA Inc., 6.25%, 02/01/29 (Call 01/01/29)	5	5,144
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	15	12,912
4.88%, 04/01/42	15	14,240
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	22	16,099
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	40	36,854
2.70%, 06/01/31 (Call 03/01/31)	15	12,810
2.95%, 12/01/29 (Call 09/01/29)	45	40,049
Mass General Brigham Inc., Series 2017, 3.77%,
07/01/48 (Call 01/01/48)	25	19,868
Mayo Clinic
Series 2013, 4.00%, 11/15/47	5	4,221
Series 2016, 4.13%, 11/15/52	10	8,646
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	5	3,209
Mount Sinai Hospital Series 2017, 3.98%, 07/01/48	15	11,948

Security	Par (000)	Value

Health Care - Services (continued)
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	$5	$3,725
MyMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	10	7,240
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	10	9,108
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	5	3,704
3.98%, 11/01/46 (Call 11/01/45)	15	11,865
Northwestern Memorial Healthcare Obligated Group,
Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(a)	5	3,235
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	10	7,513
3.17%, 11/01/51 (Call 05/01/51)	5	3,408
3.32%, 11/01/61 (Call 05/01/61)	10	6,581
OhioHealth Corp., 2.83%, 11/15/41 (Call 05/15/41)	10	7,307
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	10	7,318
4.09%, 10/01/48 (Call 04/01/48)	5	4,153
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	5	4,408
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	10	8,060
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	10	7,035
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	5	4,761
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	10	5,990
Series A, 3.93%, 10/01/48 (Call 04/01/48)	5	3,865
Series I, 3.74%, 10/01/47	5	3,821
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	10	8,535
2.95%, 06/30/30 (Call 03/30/30)	15	13,204
3.45%, 06/01/26 (Call 03/01/26)	20	19,242
4.20%, 06/30/29 (Call 03/30/29)	10	9,612
6.40%, 11/30/33 (Call 08/30/33)	50	53,471
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	5	3,223
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	10	6,912
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	10	8,104
Sutter Health, Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	45	32,905
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	5	5,012
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	5	4,746
UnitedHealth Group Inc.
2.30%, 05/15/31 (Call 02/15/31)	5	4,188
2.90%, 05/15/50 (Call 11/15/49)	20	13,274
2.95%, 10/15/27	25	23,471
3.10%, 03/15/26	25	24,147
3.13%, 05/15/60 (Call 11/15/59)	10	6,542
3.25%, 05/15/51 (Call 11/15/50)	20	14,083
3.45%, 01/15/27	35	33,779
3.50%, 08/15/39 (Call 02/15/39)	20	16,163
3.70%, 08/15/49 (Call 02/15/49)	20	15,391
3.75%, 10/15/47 (Call 04/15/47)	10	7,752
3.88%, 08/15/59 (Call 02/15/59)	25	19,026
4.20%, 05/15/32 (Call 02/15/32)	25	23,588
4.25%, 01/15/29 (Call 12/15/28)	10	9,750
4.25%, 03/15/43 (Call 09/15/42)	95	82,816
4.38%, 03/15/42 (Call 09/15/41)	20	17,829

38	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.50%, 04/15/33 (Call 01/15/33)	$45	$43,216
4.63%, 07/15/35	35	33,773
4.75%, 07/15/45	39	36,058
4.75%, 05/15/52 (Call 11/15/51)	20	18,224
5.05%, 04/15/53 (Call 10/15/52)	90	85,632
5.25%, 02/15/28 (Call 01/15/28)	10	10,162
5.35%, 02/15/33 (Call 11/15/32)	90	91,749
5.70%, 10/15/40 (Call 04/15/40)	10	10,382
5.88%, 02/15/53 (Call 08/15/52)	100	106,870
5.95%, 02/15/41 (Call 08/15/40)	15	15,812
6.05%, 02/15/63 (Call 08/15/62)	20	21,704
6.88%, 02/15/38	88	102,206
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	15	13,635
2.65%, 10/15/30 (Call 07/15/30)	20	16,694
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	5	3,530
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	5	4,398
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	10	5,967

		3,316,380

Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	10	9,084
2.88%, 06/15/27 (Call 05/15/27)	20	18,167
2.88%, 06/15/28 (Call 04/15/28)	30	26,278
3.20%, 11/15/31 (Call 08/15/31)	5	4,077
3.88%, 01/15/26 (Call 12/15/25)	20	19,188
4.25%, 03/01/25 (Call 01/01/25)	10	9,802
Bain Capital Specialty Finance Inc., 2.55%, 10/13/26 (Call 09/13/26)	5	4,549
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	25	22,582
3.25%, 03/15/27 (Call 02/15/27)	20	18,285
4.00%, 01/15/29 (Call 11/15/28)(a)	5	4,546
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	10	8,946
2.85%, 09/30/28 (Call 07/30/28)	20	17,383
3.63%, 01/15/26 (Call 12/15/25)	15	14,303
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	5	4,528
2.88%, 06/11/28 (Call 04/11/28)	15	13,116
3.40%, 07/15/26 (Call 06/15/26)	10	9,311
3.75%, 07/22/25 (Call 06/22/25)	10	9,636
4.00%, 03/30/25 (Call 02/28/25)	5	4,882
4.25%, 01/15/26 (Call 12/15/25)	10	9,627
Blue Owl Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	5	4,514
Blue Owl Credit Income Corp.
4.70%, 02/08/27 (Call 01/08/27)	20	18,833
5.50%, 03/21/25	95	94,142
7.75%, 09/16/27 (Call 08/16/27)	25	25,564
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	5	4,526
3.13%, 10/12/28 (Call 08/12/28)	15	12,953
3.25%, 07/15/27 (Call 06/15/27)	10	9,080
3.40%, 01/15/26 (Call 12/15/25)	10	9,459
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	5	4,399
2.50%, 08/24/26 (Call 07/24/26)	10	9,107

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Prospect Capital Corp.
3.44%, 10/15/28 (Call 08/15/28)	$5	$4,257
3.71%, 01/22/26 (Call 12/22/25)	5	4,713
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26 (Call 07/01/26)	5	4,592

		434,429

Home Builders — 0.1%
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)(a)	15	13,231
2.60%, 10/15/25 (Call 09/15/25)	35	33,491
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	40	39,616
4.75%, 11/29/27 (Call 05/29/27)	130	127,922
5.25%, 06/01/26 (Call 12/01/25)	5	4,987
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	5	4,225
3.85%, 01/15/30 (Call 07/15/29)	5	4,612
3.97%, 08/06/61 (Call 02/06/61)	5	3,804
6.00%, 01/15/43 (Call 10/15/42)	15	14,948
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(a)	55	54,753
5.50%, 03/01/26 (Call 12/01/25)	20	20,037
6.38%, 05/15/33	5	5,287
7.88%, 06/15/32	5	5,783
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	5	4,597
4.35%, 02/15/28 (Call 11/15/27)	10	9,606
4.88%, 11/15/25 (Call 08/15/25)	30	29,647
4.88%, 03/15/27 (Call 12/15/26)	5	4,916

		381,462

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	10	9,822
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	40	37,327
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	10	8,040
4.60%, 05/15/50 (Call 11/15/49)(a)	10	8,051
4.70%, 05/14/32 (Call 02/14/32)	5	4,727
4.75%, 02/26/29 (Call 11/26/28)(a)	10	9,765

		77,732

Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	5	4,950
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	45	37,174
3.10%, 10/01/27 (Call 07/01/27)	25	23,451
3.90%, 05/15/28 (Call 02/15/28)	5	4,805
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	10	8,797
2.88%, 02/07/50 (Call 08/07/49)	15	10,246
3.10%, 03/26/30 (Call 12/26/29)	10	9,096
3.20%, 04/25/29 (Call 01/25/29)	15	13,918
3.20%, 07/30/46 (Call 01/30/46)	10	7,302
3.90%, 05/04/47 (Call 11/04/46)	45	36,454
4.50%, 02/16/33 (Call 11/16/32)	5	4,888
6.63%, 08/01/37	10	11,520

		172,601

Insurance — 1.0%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	25	29,367

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	$5	$4,721
3.60%, 04/01/30 (Call 01/01/30)	25	23,174
Alleghany Corp.
3.63%, 05/15/30 (Call 02/15/30)	25	23,238
4.90%, 09/15/44 (Call 03/15/44)	10	9,365
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	5	4,614
3.28%, 12/15/26 (Call 09/15/26)	5	4,761
3.85%, 08/10/49 (Call 02/10/49)	5	3,882
4.20%, 12/15/46 (Call 06/15/46)	25	20,443
4.50%, 06/15/43	15	13,072
5.95%, 04/01/36	10	10,445
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(b)	5	5,034
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	5	4,817
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	10	8,798
4.20%, 04/01/28 (Call 01/01/28)	10	9,712
4.38%, 06/30/50 (Call 12/30/49)	20	17,158
4.50%, 07/16/44 (Call 01/16/44)	10	8,830
4.75%, 04/01/48 (Call 10/01/47)	35	31,968
4.80%, 07/10/45 (Call 01/10/45)	20	18,316
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(b)	15	14,726
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	25	21,748
3.75%, 05/02/29 (Call 02/02/29)	34	31,895
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	40	32,063
2.90%, 08/23/51 (Call 02/23/51)	10	6,222
3.90%, 02/28/52 (Call 08/28/51)	10	7,568
5.35%, 02/28/33 (Call 11/28/32)	5	4,991
Aon Global Ltd.
3.88%, 12/15/25 (Call 09/15/25)	55	53,625
4.75%, 05/15/45 (Call 11/15/44)	5	4,407
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	5	4,828
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	25	18,417
7.35%, 05/01/34	5	5,609
Arthur J Gallagher & Co.
3.50%, 05/20/51 (Call 11/20/50)	10	6,942
5.45%, 07/15/34 (Call 04/15/34)	25	24,909
5.75%, 03/02/53 (Call 09/02/52)	25	24,613
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	10	8,924
4.90%, 03/27/28 (Call 12/27/27)	5	4,898
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	15	13,122
6.13%, 09/15/28 (Call 08/15/28)	5	5,159
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	5	3,254
3.95%, 05/25/51 (Call 11/25/50)	15	10,941
4.13%, 01/12/28 (Call 10/12/27)	174	166,629
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	5	4,700
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	10	9,561

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	$10	$8,153
2.50%, 01/15/51 (Call 07/15/50)	40	24,743
2.85%, 10/15/50 (Call 04/15/50)	60	39,585
2.88%, 03/15/32 (Call 12/15/31)	25	21,842
3.85%, 03/15/52 (Call 09/15/51)	35	27,744
4.20%, 08/15/48 (Call 02/15/48)	20	17,396
4.25%, 01/15/49 (Call 07/15/48)	40	35,188
4.30%, 05/15/43	25	22,357
5.75%, 01/15/40	25	26,881
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	25	24,166
4.50%, 02/11/43	50	47,128
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)(a)	15	14,920
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	10	8,171
4.20%, 03/17/32 (Call 12/17/31)	55	49,954
4.50%, 03/15/29 (Call 12/15/28)	10	9,677
4.95%, 03/17/52 (Call 09/17/51)	10	8,616
Chubb INA Holdings Inc.
3.05%, 12/15/61 (Call 06/15/61)	25	16,597
3.15%, 03/15/25	5	4,888
3.35%, 05/03/26 (Call 02/03/26)	27	26,029
4.35%, 11/03/45 (Call 05/03/45)	25	22,072
CNA Financial Corp.
3.90%, 05/01/29 (Call 02/01/29)	25	23,465
4.50%, 03/01/26 (Call 12/01/25)	25	24,600
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	5	4,970
5.25%, 05/30/29 (Call 02/28/29)	10	9,708
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)	175	165,643
3.90%, 04/05/32 (Call 01/05/32)	15	13,187
4.35%, 04/05/42 (Call 10/05/41)	10	8,272
4.40%, 04/05/52 (Call 10/05/51)	35	28,134
6.88%, 12/15/52 (Call 09/15/27), (5-year CMT + 3.846%)(b)	20	19,978
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(b)	10	9,096
5.75%, 09/01/40 (Call 09/01/25), (5-year CMT + 5.468%)(b)	5	4,787
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	5	4,078
4.95%, 06/01/29 (Call 03/01/29)	10	9,731
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	25	24,087
5.00%, 04/20/48 (Call 10/20/47)	15	13,603
5.59%, 01/11/33 (Call 10/11/32)	5	5,035
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	40	25,066
4.87%, 06/01/44	5	4,501
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	15	14,135
4.85%, 04/17/28 (Call 01/17/28)	20	19,573
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	55	44,703
3.40%, 06/15/30 (Call 03/15/30)	10	8,821
4.50%, 08/15/28 (Call 05/15/28)	20	19,225

40	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	$10	$7,836
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	5	4,141
4.80%, 06/15/32 (Call 03/15/32)	10	9,624
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	30	29,426
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	25	16,022
5.95%, 10/15/36	5	5,170
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	5	4,140
4.00%, 11/23/51 (Call 05/23/51)	5	3,571
5.67%, 06/08/32 (Call 03/08/32)	5	4,988
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	15	11,818
3.80%, 02/23/32 (Call 11/23/31)	25	20,981
Lincoln National Corp.
3.40%, 01/15/31 (Call 10/15/30)	25	21,885
3.63%, 12/12/26 (Call 09/15/26)	10	9,547
3.80%, 03/01/28 (Call 12/01/27)	65	61,834
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	10	9,723
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(b)	125	119,137
4.15%, 03/04/26	46	45,085
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	15	13,513
3.45%, 05/07/52 (Call 11/07/51)	15	10,292
3.50%, 11/01/27 (Call 08/01/27)	10	9,419
4.15%, 09/17/50 (Call 03/17/50)	10	7,895
5.00%, 04/05/46	15	13,368
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	20	16,864
3.50%, 03/10/25 (Call 12/10/24)	15	14,733
3.75%, 03/14/26 (Call 12/14/25)	20	19,512
4.35%, 01/30/47 (Call 07/30/46)	10	8,483
4.38%, 03/15/29 (Call 12/15/28)	40	39,118
4.75%, 03/15/39 (Call 09/15/38)	10	9,415
4.90%, 03/15/49 (Call 09/15/48)	75	69,352
5.45%, 03/15/53 (Call 09/15/52)	10	9,968
5.75%, 11/01/32 (Call 08/01/32)	10	10,443
5.88%, 08/01/33	5	5,277
MetLife Inc.
4.05%, 03/01/45	30	24,771
4.13%, 08/13/42	40	33,824
4.60%, 05/13/46 (Call 11/13/45)	20	17,871
4.88%, 11/13/43	20	18,376
5.25%, 01/15/54 (Call 07/15/53)	10	9,669
5.38%, 07/15/33 (Call 04/15/33)	20	20,109
5.70%, 06/15/35	40	41,404
5.88%, 02/06/41	20	20,875
6.38%, 06/15/34	85	91,565
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	30	29,025
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	20	18,761
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	5	4,150
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	5	4,159
3.70%, 05/15/29 (Call 02/15/29)	10	9,328

Security	Par (000)	Value

Insurance (continued)
4.30%, 11/15/46 (Call 05/15/46)	$10	$8,282
4.35%, 05/15/43	10	8,691
5.38%, 03/15/33 (Call 12/15/32)	5	5,038
Progressive Corp. (The)
3.00%, 03/15/32 (Call 12/15/31)	5	4,326
4.00%, 03/01/29 (Call 12/01/28)	20	19,238
4.13%, 04/15/47 (Call 10/15/46)	5	4,199
4.20%, 03/15/48 (Call 09/15/47)	25	21,491
6.25%, 12/01/32	85	92,273
Prudential Financial Inc.
2.10%, 03/10/30 (Call 12/10/29)	10	8,551
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(b)	20	17,439
3.70%, 03/13/51 (Call 09/13/50)	45	34,165
3.88%, 03/27/28 (Call 12/27/27)	50	48,039
3.91%, 12/07/47 (Call 06/07/47)	10	7,894
3.94%, 12/07/49 (Call 06/07/49)	40	31,350
4.35%, 02/25/50 (Call 08/25/49)	10	8,455
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(b)	5	4,681
4.60%, 05/15/44	10	8,902
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(b)	25	23,359
5.70%, 12/14/36	10	10,318
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(b)	30	29,904
6.75%, 03/01/53 (Call 12/01/32), (5-year CMT + 2.848%)(b)	25	25,975
Prudential Funding Asia PLC, 3.13%, 04/14/30	15	13,373
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	45	44,007
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	20	18,813
3.70%, 04/01/25 (Call 01/01/25)	5	4,897
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	5	4,608
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	5	3,885
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	30	18,675
3.05%, 06/08/51 (Call 12/08/50)	15	10,256
4.05%, 03/07/48 (Call 09/07/47)	40	33,531
4.10%, 03/04/49 (Call 09/04/48)	5	4,202
4.60%, 08/01/43	15	13,933
5.45%, 05/25/53 (Call 11/25/52)	5	5,100
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	11,097
Unum Group, 4.50%, 12/15/49 (Call 06/15/49)	15	11,889
W R Berkley Corp., 4.00%, 05/12/50 (Call 11/12/49)	15	11,548
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	25	22,215
4.65%, 06/15/27 (Call 05/15/27)	5	4,907
5.05%, 09/15/48 (Call 03/15/48)	10	8,953
5.35%, 05/15/33 (Call 02/15/33)	25	24,609

		3,381,506

Internet — 0.7%
Alibaba Group Holding Ltd.
3.25%, 02/09/61 (Call 08/09/60)	5	3,155
3.40%, 12/06/27 (Call 09/06/27)	200	188,793
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	150	141,036
1.10%, 08/15/30 (Call 05/15/30)	60	48,540

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
1.90%, 08/15/40 (Call 02/15/40)	$40	$26,451
2.05%, 08/15/50 (Call 02/15/50)	100	59,067
2.25%, 08/15/60 (Call 02/15/60)	25	14,352
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	40	37,988
1.00%, 05/12/26 (Call 04/12/26)	45	41,417
1.50%, 06/03/30 (Call 03/03/30)	10	8,268
2.50%, 06/03/50 (Call 12/03/49)	25	15,682
2.70%, 06/03/60 (Call 12/03/59)	25	15,366
2.88%, 05/12/41 (Call 11/12/40)	50	37,543
3.10%, 05/12/51 (Call 11/12/50)	60	42,168
3.15%, 08/22/27 (Call 05/22/27)	33	31,317
3.25%, 05/12/61 (Call 11/12/60)	45	31,011
3.30%, 04/13/27 (Call 03/13/27)	10	9,585
3.45%, 04/13/29 (Call 02/13/29)	40	37,887
3.88%, 08/22/37 (Call 02/22/37)	55	49,165
3.95%, 04/13/52 (Call 10/13/51)	20	16,528
4.05%, 08/22/47 (Call 02/22/47)	80	68,419
4.10%, 04/13/62 (Call 10/13/61)	5	4,133
4.25%, 08/22/57 (Call 02/22/57)	45	38,607
4.60%, 12/01/25	180	179,170
4.65%, 12/01/29 (Call 10/01/29)	20	20,011
4.70%, 12/01/32 (Call 09/01/32)	40	39,811
4.80%, 12/05/34 (Call 06/05/34)	135	134,962
4.95%, 12/05/44 (Call 06/05/44)	60	59,193
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	15	14,537
3.65%, 03/15/25 (Call 12/15/24)	10	9,833
4.63%, 04/13/30 (Call 01/13/30)	35	34,394
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	25	23,052
1.90%, 03/11/25 (Call 02/11/25)	30	28,949
2.70%, 03/11/30 (Call 12/11/29)	20	17,474
3.60%, 06/05/27 (Call 03/05/27)	25	23,877
3.65%, 05/10/51 (Call 11/10/50)	15	10,847
4.00%, 07/15/42 (Call 01/15/42)	20	15,867
5.95%, 11/22/27 (Call 10/22/27)	25	25,690
6.30%, 11/22/32 (Call 08/22/32)	5	5,303
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	35	31,189
4.63%, 08/01/27 (Call 05/01/27)	10	9,786
5.00%, 02/15/26 (Call 11/15/25)	10	9,933
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	15	14,382
3.85%, 08/15/32 (Call 05/15/32)	80	74,100
4.45%, 08/15/52 (Call 02/15/52)	35	30,590
4.60%, 05/15/28 (Call 04/15/28)	100	99,605
4.65%, 08/15/62 (Call 02/15/62)	20	17,640
4.80%, 05/15/30 (Call 03/15/30)	15	14,996
4.95%, 05/15/33 (Call 02/15/33)	20	20,014
5.60%, 05/15/53 (Call 11/15/52)	95	98,398
5.75%, 05/15/63 (Call 11/15/62)	10	10,469
Netflix Inc.
4.88%, 04/15/28	5	4,992
5.88%, 11/15/28	135	139,864
6.38%, 05/15/29	10	10,628
VeriSign Inc.
4.75%, 07/15/27 (Call 04/01/24)	35	34,311
5.25%, 04/01/25 (Call 01/01/25)	5	4,980

		2,235,325

Security	Par (000)	Value

Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)	$20	$20,813
6.75%, 03/01/41	30	30,781
6.80%, 11/29/32 (Call 08/29/32)	40	42,319
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	13	8,358
3.13%, 04/01/32 (Call 01/01/32)	20	17,461
3.85%, 04/01/52 (Call 09/01/51)	15	11,793
Steel Dynamics Inc.
3.25%, 01/15/31 (Call 10/15/30)	25	22,155
3.45%, 04/15/30 (Call 01/15/30)	5	4,544
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	27	24,294
6.88%, 11/21/36	5	5,351

		187,869

Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	10	7,869
4.40%, 09/15/32 (Call 06/15/32)(a)	10	8,919

		16,788

Lodging — 0.1%
Choice Hotels International Inc., 3.70%, 01/15/31 (Call 10/15/30)	10	8,592
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	20	19,197
4.85%, 03/15/26 (Call 12/15/25)	15	14,825
5.38%, 04/23/25 (Call 03/23/25)	60	59,875
5.75%, 04/23/30 (Call 01/23/30)	5	5,095
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	15	14,615
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	5	5,018
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	30	29,030
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	25	21,806
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	5	4,268
Series II, 2.75%, 10/15/33 (Call 07/15/33)	25	20,124
Series R, 3.13%, 06/15/26 (Call 03/15/26)	20	19,090
Series X, 4.00%, 04/15/28 (Call 01/15/28)	15	14,356

		235,891

Machinery — 0.3%
Caterpillar Financial Services Corp.
1.70%, 01/08/27	10	9,195
2.40%, 08/09/26(a)	15	14,143
3.40%, 05/13/25	5	4,894
3.65%, 08/12/25	5	4,899
4.35%, 05/15/26	5	4,939
4.80%, 01/06/26	25	24,936
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	40	29,440
3.25%, 04/09/50 (Call 10/09/49)	65	48,050
3.80%, 08/15/42	20	16,689
4.75%, 05/15/64 (Call 11/15/63)	5	4,521
6.05%, 08/15/36	28	30,673
CNH Industrial Capital LLC, 1.45%, 07/15/26 (Call 06/15/26)	5	4,572
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	25	23,987
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	15	12,800
5.38%, 10/16/29	5	5,162
7.13%, 03/03/31	10	11,417

42	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	$5	$4,460
3.15%, 11/15/25 (Call 08/15/25)	15	14,464
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	10	8,175
John Deere Capital Corp.
1.05%, 06/17/26	5	4,584
1.45%, 01/15/31	185	149,329
1.50%, 03/06/28	40	35,230
1.75%, 03/09/27	15	13,715
2.00%, 06/17/31	25	20,665
2.25%, 09/14/26	40	37,445
2.65%, 06/10/26	5	4,765
2.80%, 07/18/29	10	9,090
3.05%, 01/06/28	105	99,061
3.45%, 03/13/25	80	78,569
3.45%, 03/07/29	15	14,145
3.90%, 06/07/32	5	4,660
4.05%, 09/08/25	15	14,789
4.15%, 09/15/27	10	9,800
4.70%, 06/10/30	5	4,960
4.95%, 06/06/25	10	9,985
5.05%, 03/03/26	10	10,024
nVent Finance Sarl, 5.65%, 05/15/33 (Call 02/15/33)	15	14,986
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	75	72,242
2.57%, 02/15/30 (Call 11/15/29)	40	34,837
3.36%, 02/15/50 (Call 08/15/49)	45	32,547
5.25%, 08/16/28 (Call 07/16/28)	5	5,043
Rockwell Automation Inc., 1.75%, 08/15/31 (Call 05/15/31)	10	8,032
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	20	19,397
3.45%, 11/15/26 (Call 08/15/26)	25	23,772
4.70%, 09/15/28 (Call 06/15/28)	20	19,510
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	40	35,739
4.38%, 11/01/46 (Call 05/01/46)	10	8,460

		1,072,797

Machinery - Diversified — 0.0%
Ingersoll Rand Inc.
5.40%, 08/14/28 (Call 07/14/28)	5	5,038
5.70%, 08/14/33 (Call 05/14/33)	10	10,177

		15,215

Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(a)	10	9,315
2.38%, 08/26/29 (Call 05/26/29)	25	21,687
3.00%, 08/07/25	25	24,221
3.05%, 04/15/30 (Call 01/15/30)	5	4,435
3.25%, 08/26/49 (Call 02/26/49)(a)	30	20,662
3.38%, 03/01/29 (Call 12/01/28)	5	4,605
3.63%, 10/15/47 (Call 04/15/47)	10	7,238
3.70%, 04/15/50 (Call 10/15/49)	10	7,393
4.00%, 09/14/48 (Call 03/14/48)	35	28,227
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	15	11,864
2.75%, 03/01/30 (Call 12/01/29)	5	4,349
3.75%, 12/01/27 (Call 09/01/27)	105	99,783
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	15	12,272

Security	Par (000)	Value

Manufacturing (continued)
4.15%, 03/15/33 (Call 12/15/32)	$30	$28,260
4.70%, 08/23/52 (Call 02/23/52)	10	9,226
General Electric Co., 6.75%, 03/15/32	10	11,105
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	75	71,303
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	13	12,365
4.10%, 03/01/47 (Call 09/01/46)	20	16,423
4.20%, 11/21/34 (Call 05/21/34)	10	9,208
4.25%, 09/15/27 (Call 08/15/27)	90	87,987
4.50%, 09/15/29 (Call 07/15/29)	5	4,890
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	10	9,645
5.90%, 07/15/32 (Call 04/15/32)	5	5,130
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	40	35,842
2.75%, 04/01/31 (Call 01/01/31)	15	12,728
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	17	14,192
4.00%, 03/15/26 (Call 12/15/25)	25	24,322

		608,677

Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	5	4,218
2.30%, 02/01/32 (Call 11/01/31)	10	7,596
2.80%, 04/01/31 (Call 01/01/31)	10	8,068
3.50%, 06/01/41 (Call 12/01/40)	25	16,541
3.70%, 04/01/51 (Call 10/01/50)	30	18,168
3.75%, 02/15/28 (Call 11/15/27)	10	9,235
3.85%, 04/01/61 (Call 10/01/60)	35	20,282
3.90%, 06/01/52 (Call 12/01/51)	20	12,550
3.95%, 06/30/62 (Call 12/30/61)	15	8,819
4.20%, 03/15/28 (Call 12/15/27)	25	23,424
4.40%, 12/01/61 (Call 06/01/61)	25	16,044
4.80%, 03/01/50 (Call 09/01/49)	30	21,675
4.91%, 07/23/25 (Call 04/23/25)	20	19,721
5.05%, 03/30/29 (Call 12/30/28)	35	33,482
5.13%, 07/01/49 (Call 01/01/49)	15	11,359
5.25%, 04/01/53 (Call 10/01/52)(a)	110	85,350
5.38%, 05/01/47 (Call 11/01/46)	15	11,802
5.75%, 04/01/48 (Call 10/01/47)	25	20,776
6.38%, 10/23/35 (Call 04/23/35)	35	33,815
6.48%, 10/23/45 (Call 04/23/45)	135	123,293
6.65%, 02/01/34 (Call 11/01/33)	35	35,066
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	10	7,968
1.95%, 01/15/31 (Call 10/15/30)	20	16,424
2.35%, 01/15/27 (Call 10/15/26)	10	9,323
2.45%, 08/15/52 (Call 02/15/52)	20	11,476
2.65%, 02/01/30 (Call 11/01/29)	45	39,605
2.80%, 01/15/51 (Call 07/15/50)	10	6,247
2.89%, 11/01/51 (Call 05/01/51)	45	28,507
2.94%, 11/01/56 (Call 05/01/56)	80	49,259
2.99%, 11/01/63 (Call 05/01/63)	126	75,396
3.15%, 03/01/26 (Call 12/01/25)	40	38,606
3.20%, 07/15/36 (Call 01/15/36)	50	40,372
3.25%, 11/01/39 (Call 05/01/39)	50	38,398
3.30%, 04/01/27 (Call 02/01/27)	80	76,318
3.38%, 08/15/25 (Call 05/15/25)	10	9,762
3.40%, 04/01/30 (Call 01/01/30)	20	18,303

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.40%, 07/15/46 (Call 01/15/46)	$5	$3,668
3.45%, 02/01/50 (Call 08/01/49)	10	7,181
3.75%, 04/01/40 (Call 10/01/39)	20	16,345
3.90%, 03/01/38 (Call 09/01/37)	45	38,615
3.95%, 10/15/25 (Call 08/15/25)	50	49,133
3.97%, 11/01/47 (Call 05/01/47)	85	67,420
4.00%, 03/01/48 (Call 09/01/47)	25	19,821
4.00%, 11/01/49 (Call 05/01/49)	10	7,909
4.15%, 10/15/28 (Call 07/15/28)	5	4,854
4.20%, 08/15/34 (Call 02/15/34)	55	50,528
4.25%, 10/15/30 (Call 07/15/30)	20	19,114
4.25%, 01/15/33	125	117,083
4.40%, 08/15/35 (Call 02/15/35)	45	41,689
4.65%, 07/15/42	20	18,015
4.75%, 03/01/44	20	18,140
4.80%, 05/15/33 (Call 02/15/33)	60	58,627
5.25%, 11/07/25	45	45,196
5.35%, 11/15/27 (Call 10/15/27)	10	10,156
5.35%, 05/15/53 (Call 11/15/52)	70	68,270
5.50%, 11/15/32 (Call 08/15/32)	5	5,125
5.50%, 05/15/64 (Call 11/15/63)	70	68,749
5.65%, 06/15/35	5	5,136
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	30	29,295
3.95%, 06/15/25 (Call 03/15/25)	24	23,432
3.95%, 03/20/28 (Call 12/20/27)	25	23,373
4.00%, 09/15/55 (Call 03/15/55)	25	16,549
4.13%, 05/15/29 (Call 02/15/29)	125	115,511
4.65%, 05/15/50 (Call 11/15/49)	45	34,165
4.88%, 04/01/43	20	16,011
5.20%, 09/20/47 (Call 03/20/47)	10	8,134
5.30%, 05/15/49 (Call 11/15/48)	5	4,078
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	10	9,339
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	165	161,045
5.58%, 01/25/49 (Call 07/25/48)	30	27,433
Grupo Televisa SAB, 6.63%, 01/15/40	20	20,549
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	6	5,406
3.70%, 06/01/28 (Call 03/01/28)	5	4,360
4.20%, 05/19/32 (Call 02/19/32)	25	20,374
4.38%, 03/15/43	30	20,096
4.60%, 01/15/45 (Call 07/15/44)	10	6,848
4.90%, 08/15/44 (Call 02/15/44)	5	3,510
4.95%, 01/15/31 (Call 10/15/30)	15	13,135
4.95%, 05/19/50 (Call 11/19/49)	30	21,490
5.25%, 04/01/44 (Call 10/01/43)(a)	10	7,372
5.50%, 05/15/33	15	12,986
5.85%, 09/01/43 (Call 03/01/43)	20	16,179
5.90%, 10/15/40 (Call 04/15/40)(a)	5	4,052
6.88%, 04/30/36	20	18,349
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	135	129,486
5.50%, 08/15/35	9	9,136
5.85%, 04/15/40	10	10,151
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5	5,545
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	30	21,930
5.50%, 09/01/41 (Call 03/01/41)	25	20,599
5.88%, 11/15/40 (Call 05/15/40)	20	17,195

Security	Par (000)	Value

Media (continued)
6.55%, 05/01/37	$30	$28,163
6.75%, 06/15/39	20	18,838
7.30%, 07/01/38	30	29,892
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	50	46,474
3.70%, 12/01/42	30	24,348
4.13%, 06/01/44	50	42,615
Series E, 4.13%, 12/01/41	2	1,721
Walt Disney Co. (The)
1.75%, 01/13/26	40	37,711
2.20%, 01/13/28	20	18,245
2.65%, 01/13/31	20	17,374
2.75%, 09/01/49 (Call 03/01/49)	80	51,601
3.35%, 03/24/25	65	63,696
3.50%, 05/13/40 (Call 11/13/39)	45	36,125
3.60%, 01/13/51 (Call 07/13/50)	40	30,361
3.70%, 10/15/25 (Call 07/15/25)	40	39,091
3.80%, 05/13/60 (Call 11/13/59)	40	30,329
4.70%, 03/23/50 (Call 09/23/49)	55	50,317
5.40%, 10/01/43	15	15,078
6.20%, 12/15/34	5	5,457
6.40%, 12/15/35	10	10,992
6.65%, 11/15/37	40	45,235

		3,248,798

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	10	9,773
4.38%, 06/15/45 (Call 12/15/44)	5	4,388
Timken Co. (The), 4.13%, 04/01/32 (Call 01/01/32)	65	59,199

		73,360

Mining — 0.2%
Barrick North America Finance LLC
5.70%, 05/30/41	10	10,118
5.75%, 05/01/43	10	10,218
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	15	15,332
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	20	17,227
4.75%, 02/28/28 (Call 01/28/28)	5	4,965
4.90%, 02/28/33 (Call 11/28/32)	5	4,932
5.00%, 09/30/43	60	57,366
5.25%, 09/08/30 (Call 07/08/30)	25	25,213
5.25%, 09/08/33 (Call 06/08/33)	25	25,096
5.50%, 09/08/53 (Call 03/08/53)	5	5,097
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 04/01/24)	10	9,491
4.25%, 03/01/30 (Call 03/01/25)	25	23,362
4.38%, 08/01/28 (Call 04/01/24)	30	28,609
4.63%, 08/01/30 (Call 08/01/25)	35	33,370
5.25%, 09/01/29 (Call 09/01/24)	10	9,949
5.40%, 11/14/34 (Call 05/14/34)	10	9,711
5.45%, 03/15/43 (Call 09/15/42)	25	23,289
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	5	4,859
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	75	62,718
2.60%, 07/15/32 (Call 04/15/32)	5	4,113
2.80%, 10/01/29 (Call 07/01/29)	30	26,637
4.88%, 03/15/42 (Call 09/15/41)	5	4,594
Rio Tinto Alcan Inc.
5.75%, 06/01/35	25	25,865

44	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
6.13%, 12/15/33	$20	$21,255
7.25%, 03/15/31	10	11,179
Rio Tinto Finance USA PLC, 5.13%, 03/09/53 (Call 09/09/52)	75	72,070
Southern Copper Corp.
5.25%, 11/08/42	5	4,703
5.88%, 04/23/45	15	14,921
6.75%, 04/16/40	50	55,127
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	10	8,248

		629,634

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	5	4,641
3.25%, 02/15/29 (Call 04/01/24)	20	17,828
3.28%, 12/01/28 (Call 10/01/28)	10	9,003
3.57%, 12/01/31 (Call 09/01/31)	15	13,008
4.13%, 05/01/25 (Call 04/01/24)	35	34,309
4.25%, 04/01/28 (Call 04/01/24)	20	19,042

		97,831

Oil & Gas — 1.3%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)	25	22,971
5.10%, 09/01/40 (Call 03/01/40)	25	20,922
5.35%, 07/01/49 (Call 01/01/49)	15	12,137
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	5	4,123
2.72%, 01/12/32 (Call 10/12/31)	15	12,723
2.77%, 11/10/50 (Call 05/10/50)	45	28,581
2.94%, 06/04/51 (Call 12/04/50)	50	32,863
3.00%, 02/24/50 (Call 08/24/49)	20	13,381
3.02%, 01/16/27 (Call 10/16/26)	35	33,251
3.06%, 06/17/41 (Call 12/17/40)	40	29,701
3.12%, 05/04/26 (Call 02/04/26)	5	4,805
3.38%, 02/08/61 (Call 08/08/60)	45	30,287
3.59%, 04/14/27 (Call 01/14/27)	5	4,806
3.63%, 04/06/30 (Call 01/06/30)	25	23,297
3.80%, 09/21/25 (Call 07/21/25)	10	9,809
3.94%, 09/21/28 (Call 06/21/28)	5	4,801
4.23%, 11/06/28 (Call 08/06/28)	65	63,254
4.89%, 09/11/33 (Call 06/11/33)	70	68,663
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	75	71,009
3.72%, 11/28/28 (Call 08/28/28)	70	66,460
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	60	57,261
2.95%, 07/15/30 (Call 04/15/30)	9	7,826
4.95%, 06/01/47 (Call 12/01/46)	35	30,499
5.85%, 02/01/35	15	14,967
6.45%, 06/30/33	10	10,514
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	10	8,182
3.75%, 02/15/52 (Call 08/15/51)	10	7,139
5.25%, 06/15/37 (Call 12/15/36)	2	1,860
5.40%, 06/15/47 (Call 12/15/46)	28	25,709
6.75%, 11/15/39	20	21,676
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	10	9,193
2.24%, 05/11/30 (Call 02/11/30)	30	25,957
2.95%, 05/16/26 (Call 02/16/26)	70	67,233
3.08%, 05/11/50 (Call 11/11/49)	75	52,909

Security	Par (000)	Value

Oil & Gas (continued)
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	$5	$4,703
1.02%, 08/12/27 (Call 06/12/27)	20	17,656
3.25%, 10/15/29 (Call 07/15/29)	9	8,371
3.85%, 01/15/28 (Call 10/15/27)	5	4,863
CNOOC Finance 2013 Ltd., 4.25%, 05/09/43	200	177,958
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/11/24)	5	4,859
3.76%, 03/15/42 (Call 09/15/41)	20	16,202
3.80%, 03/15/52 (Call 09/15/51)	20	15,331
4.03%, 03/15/62 (Call 09/15/61)	30	23,240
5.30%, 05/15/53 (Call 11/15/52)	85	83,178
5.55%, 03/15/54 (Call 09/15/53)	5	5,056
5.90%, 10/15/32	25	26,747
6.95%, 04/15/29	10	10,961
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	10	8,107
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	10	9,610
4.38%, 03/15/29 (Call 12/15/28)	15	14,448
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	70	66,777
4.75%, 05/15/42 (Call 11/15/41)	5	4,232
5.00%, 06/15/45 (Call 12/15/44)	50	43,126
5.60%, 07/15/41 (Call 01/15/41)	10	9,423
5.85%, 12/15/25 (Call 09/15/25)	5	5,024
5.88%, 06/15/28 (Call 03/11/24)	35	35,205
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	10	8,765
3.25%, 12/01/26 (Call 10/01/26)	55	52,570
3.50%, 12/01/29 (Call 09/01/29)	10	9,179
4.25%, 03/15/52 (Call 09/15/51)	25	19,837
4.40%, 03/24/51 (Call 09/24/50)	5	4,036
6.25%, 03/15/33 (Call 12/15/32)	15	15,764
6.25%, 03/15/53 (Call 09/15/52)	20	21,159
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	15	14,662
3.90%, 04/01/35 (Call 10/01/34)	5	4,482
4.15%, 01/15/26 (Call 10/15/25)	10	9,849
4.38%, 04/15/30 (Call 01/15/30)	10	9,698
4.95%, 04/15/50 (Call 10/15/49)	15	13,984
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	30	28,419
5.00%, 01/15/29 (Call 07/15/28)	5	4,879
5.70%, 04/01/28 (Call 03/01/28)	50	50,354
7.00%, 02/01/30 (Call 11/01/29)	40	42,369
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	50	47,080
2.38%, 05/22/30 (Call 02/22/30)	10	8,691
3.13%, 04/06/30 (Call 01/06/30)	55	50,146
3.25%, 11/18/49 (Call 05/18/49)	20	14,351
3.70%, 04/06/50 (Call 10/06/49)(a)	30	23,368
4.80%, 11/08/43	10	9,411
5.10%, 08/17/40	10	9,840
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	25	22,330
2.61%, 10/15/30 (Call 07/15/30)	25	21,925
2.71%, 03/06/25 (Call 12/06/24)	70	68,320
2.99%, 03/19/25 (Call 02/19/25)	60	58,668
3.04%, 03/01/26 (Call 12/01/25)	10	9,658
3.10%, 08/16/49 (Call 02/16/49)	20	13,979

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.45%, 04/15/51 (Call 10/15/50)	$101	$74,876
3.48%, 03/19/30 (Call 12/19/29)	95	88,631
4.11%, 03/01/46 (Call 09/01/45)	15	12,713
4.23%, 03/19/40 (Call 09/19/39)	35	31,387
4.33%, 03/19/50 (Call 09/19/49)	20	17,429
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	10	8,295
Hess Corp.
5.60%, 02/15/41	20	20,152
5.80%, 04/01/47 (Call 10/01/46)	10	10,142
7.30%, 08/15/31	20	22,468
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	5	4,676
5.88%, 04/01/26 (Call 01/01/26)	35	35,127
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	15	14,567
6.60%, 10/01/37	5	5,216
6.80%, 03/15/32	10	10,659
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	65	64,370
4.75%, 09/15/44 (Call 03/15/44)	5	4,363
5.00%, 09/15/54 (Call 03/15/54)	25	21,483
5.13%, 12/15/26 (Call 09/15/26)	10	9,983
6.50%, 03/01/41 (Call 09/01/40)	15	15,921
Occidental Petroleum Corp.
4.20%, 03/15/48 (Call 09/15/47)	5	3,848
4.40%, 04/15/46 (Call 10/15/45)	25	20,059
5.50%, 12/01/25 (Call 09/01/25)	5	4,993
6.13%, 01/01/31 (Call 07/01/30)	5	5,122
6.20%, 03/15/40	10	10,150
6.45%, 09/15/36	80	84,344
6.60%, 03/15/46 (Call 09/15/45)	10	10,624
6.63%, 09/01/30 (Call 03/01/30)	50	52,616
7.50%, 05/01/31	5	5,523
Ovintiv Inc.
5.65%, 05/15/28 (Call 04/15/28)	15	15,132
6.25%, 07/15/33 (Call 04/15/33)	45	46,268
6.50%, 08/15/34	15	15,713
6.50%, 02/01/38	10	10,239
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	20	18,513
2.15%, 12/15/30 (Call 09/15/30)	11	9,140
3.30%, 03/15/52 (Call 09/15/51)	85	58,133
3.85%, 04/09/25 (Call 03/09/25)	40	39,313
5.88%, 05/01/42	25	25,768
Phillips 66 Co.
4.95%, 12/01/27 (Call 11/01/27)	40	39,913
5.30%, 06/30/33 (Call 03/30/33)	45	44,649
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	60	50,015
2.15%, 01/15/31 (Call 10/15/30)	50	41,872
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	10	8,810
2.50%, 09/12/26	5	4,722
2.75%, 04/06/30 (Call 01/06/30)	15	13,352
2.88%, 05/10/26	45	43,060
3.00%, 11/26/51 (Call 05/26/51)	65	43,563
3.13%, 11/07/49 (Call 05/07/49)	60	41,719
3.25%, 05/11/25	80	78,239
3.25%, 04/06/50 (Call 10/06/49)	30	21,323
3.75%, 09/12/46	30	23,636

Security	Par (000)	Value

Oil & Gas (continued)
3.88%, 11/13/28 (Call 08/13/28)	$88	$84,910
4.13%, 05/11/35	40	36,970
4.55%, 08/12/43	80	72,633
5.50%, 03/25/40	10	10,289
6.38%, 12/15/38	10	11,115
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	60	45,702
6.50%, 06/15/38	15	15,703
Tosco Corp., 8.13%, 02/15/30	25	28,880
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	5	4,491
2.99%, 06/29/41 (Call 12/29/40)	30	22,270
3.13%, 05/29/50 (Call 11/29/49)	55	38,252
3.39%, 06/29/60 (Call 12/29/59)	5	3,456
3.46%, 02/19/29 (Call 11/19/28)	80	75,144
3.46%, 07/12/49 (Call 01/12/49)	35	26,138
TotalEnergies Capital SA, 3.88%, 10/11/28	15	14,447
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	15	13,581
2.80%, 12/01/31 (Call 09/01/31)	35	29,540
3.65%, 12/01/51 (Call 06/01/51)	45	31,672
6.63%, 06/15/37	55	58,902

		4,148,543

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	15	14,548
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	30	27,680
3.34%, 12/15/27 (Call 09/15/27)	5	4,715
4.08%, 12/15/47 (Call 06/15/47)	25	20,128
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	40	35,525
4.85%, 11/15/35 (Call 05/15/35)	20	19,242
5.00%, 11/15/45 (Call 05/15/45)	90	83,724
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	10	9,122

		214,684

Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	20	16,841
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	20	17,562
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	25	23,290
1.65%, 01/15/27 (Call 12/15/26)	15	13,555
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	10	8,964
3.05%, 10/01/51 (Call 04/01/51)	30	19,991
3.40%, 12/15/27 (Call 09/15/27)	10	9,452
Sonoco Products Co.
2.25%, 02/01/27 (Call 01/01/27)(a)	30	27,532
2.85%, 02/01/32 (Call 11/01/31)	15	12,659
3.13%, 05/01/30 (Call 02/01/30)	5	4,437
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	10	8,428
3.90%, 06/01/28 (Call 03/01/28)	92	87,204
4.00%, 03/15/28 (Call 12/15/27)	5	4,773
4.65%, 03/15/26 (Call 01/15/26)	25	24,671
4.90%, 03/15/29 (Call 12/15/28)	75	74,255

		353,614

46	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 1.9%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	$145	$137,502
3.20%, 05/14/26 (Call 02/14/26)	40	38,496
3.20%, 11/21/29 (Call 08/21/29)	30	27,448
3.60%, 05/14/25 (Call 02/14/25)	40	39,197
3.80%, 03/15/25 (Call 12/15/24)	100	97,973
4.05%, 11/21/39 (Call 05/21/39)	40	35,109
4.25%, 11/14/28 (Call 08/14/28)	10	9,768
4.25%, 11/21/49 (Call 05/21/49)	80	68,876
4.30%, 05/14/36 (Call 11/14/35)	45	41,892
4.40%, 11/06/42	185	165,490
4.45%, 05/14/46 (Call 11/14/45)	20	17,675
4.50%, 05/14/35 (Call 11/14/34)	40	38,180
4.55%, 03/15/35 (Call 09/15/34)	10	9,587
4.63%, 10/01/42 (Call 04/01/42)	25	22,875
4.70%, 05/14/45 (Call 11/14/44)	25	23,053
4.75%, 03/15/45 (Call 09/15/44)	15	13,895
4.85%, 06/15/44 (Call 12/15/43)	10	9,447
4.88%, 11/14/48 (Call 05/14/48)	20	18,896
5.05%, 03/15/34 (Call 12/15/33)	50	50,236
5.40%, 03/15/54 (Call 09/15/53)	50	50,768
5.50%, 03/15/64 (Call 09/15/63)	25	25,275
Astrazeneca Finance LLC
2.25%, 05/28/31 (Call 02/28/31)	5	4,194
4.88%, 03/03/33 (Call 12/03/32)	5	4,978
4.90%, 03/03/30 (Call 01/03/30)	5	5,009
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	10	9,154
1.38%, 08/06/30 (Call 05/06/30)	30	24,302
3.00%, 05/28/51 (Call 11/28/50)	45	31,118
3.13%, 06/12/27 (Call 03/12/27)	5	4,750
3.38%, 11/16/25	100	97,261
4.00%, 01/17/29 (Call 10/17/28)	10	9,654
4.00%, 09/18/42	40	34,190
4.38%, 11/16/45	40	35,359
4.38%, 08/17/48 (Call 02/17/48)	15	13,319
6.45%, 09/15/37	35	39,414
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	30	24,390
3.70%, 06/06/27 (Call 03/06/27)	20	19,177
3.79%, 05/20/50 (Call 11/20/49)	10	7,726
4.67%, 06/06/47 (Call 12/06/46)	55	48,710
4.69%, 02/13/28 (Call 01/13/28)	5	4,927
4.69%, 12/15/44 (Call 06/15/44)	10	8,973
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)	15	13,147
2.55%, 11/13/50 (Call 05/13/50)	35	21,215
2.95%, 03/15/32 (Call 12/15/31)	5	4,320
3.20%, 06/15/26 (Call 04/15/26)	5	4,810
3.25%, 02/27/27	5	4,798
3.55%, 03/15/42 (Call 09/15/41)	30	23,652
3.70%, 03/15/52 (Call 09/15/51)	35	26,457
3.90%, 02/20/28 (Call 11/20/27)	25	24,143
3.90%, 03/15/62 (Call 09/15/61)	15	11,185
4.13%, 06/15/39 (Call 12/15/38)	15	13,072
4.25%, 10/26/49 (Call 04/26/49)	200	167,419
4.35%, 11/15/47 (Call 05/15/47)	25	21,234
4.63%, 05/15/44 (Call 11/15/43)	20	18,103
5.20%, 02/22/34 (Call 11/22/33)	50	50,381
5.55%, 02/22/54 (Call 08/22/53)	50	50,602
5.90%, 11/15/33 (Call 08/15/33)(a)	25	26,471

Security	Par (000)	Value

Pharmaceuticals (continued)
6.40%, 11/15/63 (Call 05/15/63)	$25	$27,884
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)	5	4,877
4.50%, 11/15/44 (Call 05/15/44)	10	8,433
4.90%, 09/15/45 (Call 03/15/45)	20	17,687
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	20	17,051
3.25%, 03/01/25 (Call 12/01/24)	35	34,231
4.30%, 12/15/47 (Call 06/15/47)	10	8,499
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)	30	25,017
3.40%, 03/01/27 (Call 12/01/26)	5	4,761
3.40%, 03/15/50 (Call 09/15/49)	35	24,357
3.40%, 03/15/51 (Call 09/15/50)	45	31,293
4.38%, 10/15/28 (Call 07/15/28)	70	67,981
4.50%, 02/25/26 (Call 11/27/25)	4	3,947
4.80%, 08/15/38 (Call 02/15/38)	35	32,460
4.80%, 07/15/46 (Call 01/16/46)	15	13,407
4.90%, 12/15/48 (Call 06/15/48)	80	71,870
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	95	83,495
2.70%, 08/21/40 (Call 02/21/40)	30	20,423
2.88%, 06/01/26 (Call 03/01/26)	60	57,025
3.00%, 08/15/26 (Call 06/15/26)	10	9,496
3.25%, 08/15/29 (Call 05/15/29)	5	4,549
3.63%, 04/01/27 (Call 02/01/27)	40	38,347
3.75%, 04/01/30 (Call 01/01/30)	5	4,614
3.88%, 07/20/25 (Call 04/20/25)	55	53,883
4.10%, 03/25/25 (Call 01/25/25)	15	14,815
4.13%, 04/01/40 (Call 10/01/39)	20	16,419
4.30%, 03/25/28 (Call 12/25/27)	180	174,757
4.78%, 03/25/38 (Call 09/25/37)	50	45,488
4.88%, 07/20/35 (Call 01/20/35)	20	19,076
5.05%, 03/25/48 (Call 09/25/47)	195	174,223
5.13%, 02/21/30 (Call 12/21/29)	5	4,970
5.13%, 07/20/45 (Call 01/20/45)	50	45,522
5.25%, 01/30/31 (Call 11/30/30)	165	164,728
5.25%, 02/21/33 (Call 11/21/32)	50	49,506
5.63%, 02/21/53 (Call 08/21/52)	25	24,001
5.88%, 06/01/53 (Call 12/01/52)	30	29,894
6.00%, 06/01/63 (Call 12/01/62)(a)	5	5,007
6.25%, 06/01/27	15	15,529
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	40	24,244
4.15%, 03/15/59 (Call 09/15/58)	5	4,204
4.70%, 02/27/33 (Call 11/27/32)	5	4,958
4.88%, 02/27/53 (Call 08/27/52)	65	63,006
4.95%, 02/27/63 (Call 08/27/62)	40	38,498
5.50%, 03/15/27	50	51,164
5.55%, 03/15/37	15	15,817
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	10	9,826
3.88%, 05/15/28	5	4,835
4.20%, 03/18/43	10	8,786
6.38%, 05/15/38	75	84,090
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	10	9,384
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)	50	44,215
1.30%, 09/01/30 (Call 06/01/30)	15	12,283
2.10%, 09/01/40 (Call 03/01/40)	15	10,192

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.25%, 09/01/50 (Call 03/01/50)	$90	$55,617
2.45%, 03/01/26 (Call 12/01/25)	55	52,629
2.45%, 09/01/60 (Call 03/01/60)	20	11,777
2.90%, 01/15/28 (Call 10/15/27)	30	28,373
2.95%, 03/03/27 (Call 12/03/26)	10	9,558
3.40%, 01/15/38 (Call 07/15/37)	30	25,451
3.50%, 01/15/48 (Call 07/15/47)	15	11,807
3.55%, 03/01/36 (Call 09/01/35)	20	17,678
3.63%, 03/03/37 (Call 09/03/36)	20	17,673
3.70%, 03/01/46 (Call 09/01/45)	30	24,579
4.38%, 12/05/33 (Call 06/05/33)	10	9,877
5.85%, 07/15/38	20	21,977
5.95%, 08/15/37	15	16,536
6.95%, 09/01/29	5	5,604
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	10	9,285
1.30%, 08/15/26 (Call 07/15/26)	45	41,067
5.10%, 07/15/33 (Call 04/15/33)	10	9,961
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	15	14,717
4.60%, 06/01/44 (Call 12/01/43)	10	9,048
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	40	36,987
1.45%, 06/24/30 (Call 03/24/30)	10	8,173
1.70%, 06/10/27 (Call 05/10/27)	5	4,528
1.90%, 12/10/28 (Call 10/10/28)	10	8,827
2.15%, 12/10/31 (Call 09/10/31)	25	20,733
2.35%, 06/24/40 (Call 12/24/39)	35	24,233
2.45%, 06/24/50 (Call 12/24/49)	30	18,413
2.75%, 12/10/51 (Call 06/10/51)	75	48,625
3.40%, 03/07/29 (Call 12/07/28)	25	23,480
3.70%, 02/10/45 (Call 08/10/44)	25	20,213
3.90%, 03/07/39 (Call 09/07/38)	30	26,222
4.00%, 03/07/49 (Call 09/07/48)	15	12,492
4.50%, 05/17/33 (Call 02/17/33)	25	24,318
5.00%, 05/17/53 (Call 11/17/52)	120	116,316
6.50%, 12/01/33	25	28,181
6.55%, 09/15/37	5	5,611
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	25	26,227
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	15	12,283
5.40%, 11/29/43 (Call 05/29/43)	10	8,633
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	10	9,268
2.20%, 08/14/30 (Call 05/14/30)	5	4,295
2.75%, 08/14/50 (Call 02/14/50)	10	6,663
3.00%, 11/20/25 (Call 08/20/25)	60	58,128
3.10%, 05/17/27 (Call 02/17/27)	30	28,545
4.00%, 11/20/45 (Call 05/20/45)	63	53,564
4.40%, 05/06/44	25	22,753
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	15	14,239
1.75%, 08/18/31 (Call 05/18/31)	50	40,288
2.55%, 05/28/40 (Call 11/28/39)	25	17,519
2.63%, 04/01/30 (Call 01/01/30)	25	22,103
2.70%, 05/28/50 (Call 11/28/49)	40	26,334
2.75%, 06/03/26	105	100,439
3.00%, 12/15/26	5	4,768
3.45%, 03/15/29 (Call 12/15/28)	15	14,100
3.60%, 09/15/28 (Call 06/15/28)	105	100,297
4.00%, 03/15/49 (Call 09/15/48)	25	20,643

Security	Par (000)	Value

Pharmaceuticals (continued)
4.10%, 09/15/38 (Call 03/15/38)	$15	$13,329
4.13%, 12/15/46	20	16,772
4.20%, 09/15/48 (Call 03/15/48)	90	76,491
7.20%, 03/15/39	40	47,532
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	30	29,612
4.45%, 05/19/28 (Call 04/19/28)	115	112,788
4.65%, 05/19/25	5	4,969
4.65%, 05/19/30 (Call 03/19/30)	25	24,595
4.75%, 05/19/33 (Call 02/19/33)	50	48,723
5.11%, 05/19/43 (Call 11/19/42)	115	110,600
5.30%, 05/19/53 (Call 11/19/52)	115	112,632
5.34%, 05/19/63 (Call 11/19/62)	10	9,634
Sanofi SA, 3.63%, 06/19/28 (Call 03/19/28)	10	9,648
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	111	105,762
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	200	148,902
5.00%, 11/26/28 (Call 08/26/28)	10	9,974
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	25	24,123
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	5	4,744
2.30%, 06/22/27 (Call 04/22/27)	25	22,608
2.70%, 06/22/30 (Call 03/22/30)	5	4,206
3.85%, 06/22/40 (Call 12/22/39)	10	7,341
4.00%, 06/22/50 (Call 12/22/49)	75	51,104
Wyeth LLC, 5.95%, 04/01/37	70	74,687
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	25	20,967
3.00%, 09/12/27 (Call 06/12/27)	50	46,802
3.00%, 05/15/50 (Call 11/15/49)	20	13,690
3.95%, 09/12/47 (Call 03/12/47)	5	4,027
4.50%, 11/13/25 (Call 08/13/25)	15	14,811
4.70%, 02/01/43 (Call 08/01/42)	15	13,702
5.60%, 11/16/32 (Call 08/16/32)	25	25,836

		6,306,542

Pipelines — 1.3%
Boardwalk Pipelines LP
3.60%, 09/01/32 (Call 06/01/32)	5	4,342
5.95%, 06/01/26 (Call 03/01/26)	30	30,217
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	25	19,617
3.70%, 11/15/29 (Call 05/18/29)	15	13,849
5.13%, 06/30/27 (Call 01/01/27)	20	19,904
5.88%, 03/31/25 (Call 10/02/24)	65	64,979
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 03/11/24)	30	28,814
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	35	29,253
4.00%, 03/01/31 (Call 03/01/26)	10	8,931
4.50%, 10/01/29 (Call 10/01/24)	30	28,121
5.95%, 06/30/33 (Call 12/30/32)	25	25,100
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	5	4,927
5.80%, 06/01/45 (Call 12/01/44)	5	4,827
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	20	17,044
5.38%, 07/15/25 (Call 04/15/25)	75	74,867
5.63%, 07/15/27 (Call 04/15/27)	10	10,052
Enbridge Energy Partners LP, 5.50%, 09/15/40 (Call 03/15/40)	10	9,691

48	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	$35	$31,995
2.50%, 08/01/33 (Call 05/01/33)	15	11,853
3.13%, 11/15/29 (Call 08/15/29)	10	9,034
3.40%, 08/01/51 (Call 02/01/51)	5	3,487
4.25%, 12/01/26 (Call 09/01/26)	5	4,891
5.70%, 03/08/33 (Call 12/08/32)	90	91,099
6.20%, 11/15/30 (Call 09/15/30)	25	26,213
6.70%, 11/15/53 (Call 05/15/53)	25	27,885
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	75	72,603
3.75%, 05/15/30 (Call 02/15/30)	90	82,115
3.90%, 07/15/26 (Call 04/15/26)	40	38,676
4.40%, 03/15/27 (Call 12/15/26)	5	4,870
4.75%, 01/15/26 (Call 10/15/25)	5	4,943
4.95%, 05/15/28 (Call 02/15/28)	20	19,734
4.95%, 06/15/28 (Call 03/15/28)	5	4,923
5.00%, 05/15/50 (Call 11/15/49)	25	21,556
5.15%, 03/15/45 (Call 09/15/44)	10	8,923
5.25%, 04/15/29 (Call 01/15/29)	30	29,883
5.30%, 04/01/44 (Call 10/01/43)	15	13,583
5.30%, 04/15/47 (Call 10/15/46)	25	22,332
5.35%, 05/15/45 (Call 11/15/44)	10	9,047
5.40%, 10/01/47 (Call 04/01/47)	85	76,871
5.50%, 06/01/27 (Call 03/01/27)	75	75,287
5.55%, 05/15/34 (Call 02/15/34)	25	24,752
5.75%, 02/15/33 (Call 11/15/32)	50	50,308
6.00%, 06/15/48 (Call 12/15/47)	20	19,578
6.13%, 12/15/45 (Call 06/15/45)	15	14,909
6.25%, 04/15/49 (Call 10/15/48)	30	30,269
6.40%, 12/01/30 (Call 10/01/30)	25	26,225
6.50%, 02/01/42 (Call 08/01/41)	25	26,130
6.55%, 12/01/33 (Call 09/01/33)	35	37,102
6.63%, 10/15/36	10	10,508
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	30	26,634
3.13%, 07/31/29 (Call 04/30/29)	35	32,021
3.20%, 02/15/52 (Call 08/15/51)	10	6,827
3.30%, 02/15/53 (Call 08/15/52)	5	3,488
3.70%, 02/15/26 (Call 11/15/25)	15	14,629
3.70%, 01/31/51 (Call 07/31/50)	70	52,803
3.95%, 01/31/60 (Call 07/31/59)	15	11,346
4.15%, 10/16/28 (Call 07/16/28)	5	4,827
4.20%, 01/31/50 (Call 07/31/49)	5	4,128
4.25%, 02/15/48 (Call 08/15/47)	20	16,720
4.45%, 02/15/43 (Call 08/15/42)	20	17,403
4.80%, 02/01/49 (Call 08/01/48)	45	40,752
4.85%, 08/15/42 (Call 02/15/42)	10	9,147
4.85%, 03/15/44 (Call 09/15/43)	85	77,805
4.90%, 05/15/46 (Call 11/15/45)	20	18,258
4.95%, 10/15/54 (Call 04/15/54)	10	9,119
5.10%, 02/15/45 (Call 08/15/44)	10	9,362
5.35%, 01/31/33 (Call 10/31/32)	45	45,499
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(b)	15	13,880
6.45%, 09/01/40	5	5,462
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	10	8,701
5.00%, 03/01/43 (Call 09/01/42)	20	17,422
5.63%, 09/01/41	15	14,113
6.95%, 01/15/38	15	16,175

Security	Par (000)	Value

Pipelines (continued)
7.75%, 03/15/32	$10	$11,253
Kinder Morgan Inc.
3.60%, 02/15/51 (Call 08/15/50)	15	10,297
4.30%, 06/01/25 (Call 03/01/25)	15	14,780
4.30%, 03/01/28 (Call 12/01/27)	5	4,848
4.80%, 02/01/33 (Call 11/01/32)	25	23,589
5.05%, 02/15/46 (Call 08/15/45)	20	17,393
5.20%, 03/01/48 (Call 09/01/47)	10	8,883
5.30%, 12/01/34 (Call 06/01/34)	115	112,076
5.45%, 08/01/52 (Call 02/01/52)	50	46,053
5.55%, 06/01/45 (Call 12/01/44)	60	56,293
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	10	7,281
5.00%, 03/01/26 (Call 12/01/25)	10	9,929
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	5	4,664
4.00%, 03/15/28 (Call 12/15/27)	70	67,037
4.13%, 03/01/27 (Call 12/01/26)	35	33,936
4.25%, 12/01/27 (Call 09/01/27)	15	14,503
4.50%, 04/15/38 (Call 10/15/37)	30	26,141
4.70%, 04/15/48 (Call 10/15/47)	45	37,673
4.80%, 02/15/29 (Call 11/15/28)	55	53,919
4.88%, 06/01/25 (Call 03/01/25)	40	39,626
4.90%, 04/15/58 (Call 10/15/57)	5	4,140
4.95%, 09/01/32 (Call 06/01/32)	15	14,358
4.95%, 03/14/52 (Call 09/14/51)	25	21,530
5.00%, 03/01/33 (Call 12/01/32)	5	4,783
5.50%, 02/15/49 (Call 08/15/48)	10	9,363
5.65%, 03/01/53 (Call 09/01/52)	45	42,845
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	55	48,726
3.25%, 06/01/30	20	17,870
4.20%, 10/03/47 (Call 04/03/47)	10	7,652
4.45%, 09/01/49 (Call 03/01/49)	25	19,938
4.55%, 07/15/28 (Call 04/15/28)	65	63,505
5.15%, 10/15/43	20	18,064
5.20%, 07/15/48 (Call 01/15/48)	25	22,570
5.55%, 11/01/26 (Call 10/01/26)	5	5,036
5.80%, 11/01/30 (Call 09/01/30)	15	15,355
5.85%, 01/15/26 (Call 12/15/25)	10	10,088
6.10%, 11/15/32 (Call 08/15/32)	40	41,430
6.35%, 01/15/31 (Call 10/15/30)	40	41,946
6.63%, 09/01/53 (Call 03/01/53)	5	5,381
7.15%, 01/15/51 (Call 07/15/50)	45	49,906
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	40	39,700
6.13%, 02/01/41 (Call 08/01/40)	15	15,242
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	10	9,066
3.80%, 09/15/30 (Call 06/15/30)	25	22,776
4.30%, 01/31/43 (Call 07/31/42)	25	19,766
4.50%, 12/15/26 (Call 09/15/26)	5	4,905
4.65%, 10/15/25 (Call 07/15/25)	15	14,796
4.90%, 02/15/45 (Call 08/15/44)	15	12,630
6.65%, 01/15/37	10	10,553
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	50	48,245
4.50%, 05/15/30 (Call 11/15/29)	5	4,787
5.00%, 03/15/27 (Call 09/15/26)	45	44,680
5.63%, 03/01/25 (Call 12/01/24)	35	34,957
5.88%, 06/30/26 (Call 12/31/25)	45	45,366

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	$10	$9,552
4.50%, 03/15/45 (Call 09/15/44)	5	4,189
5.95%, 09/25/43 (Call 03/25/43)	45	44,728
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	25	22,494
4.95%, 04/15/52 (Call 10/15/51)	20	17,114
5.20%, 07/01/27 (Call 06/01/27)	20	19,888
6.13%, 03/15/33 (Call 12/15/32)	5	5,152
6.15%, 03/01/29 (Call 02/01/29)	20	20,620
6.25%, 07/01/52 (Call 01/01/52)	15	15,184
6.50%, 02/15/53 (Call 08/15/52)	20	21,053
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	40	35,698
4.88%, 02/01/31 (Call 02/01/26)	10	9,489
5.00%, 01/15/28 (Call 04/01/24)	10	9,793
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	20	19,062
4.38%, 03/13/25 (Call 12/13/24)	20	19,694
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	25	26,239
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	25	23,416
4.25%, 05/15/28 (Call 02/15/28)	95	91,494
4.63%, 03/01/34 (Call 12/01/33)	30	27,807
4.88%, 01/15/26 (Call 10/15/25)	10	9,913
4.88%, 05/15/48 (Call 11/15/47)	65	56,701
5.00%, 10/16/43 (Call 04/16/43)	20	17,861
5.10%, 03/15/49 (Call 09/15/48)	10	9,160
6.20%, 10/15/37	50	51,441
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	25	22,494
4.00%, 03/15/28 (Call 12/15/27)	25	23,984
4.60%, 03/15/48 (Call 09/15/47)	10	8,744
7.85%, 02/01/26 (Call 11/01/25)	20	20,774
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)	80	74,014
4.50%, 03/01/28 (Call 12/01/27)	5	4,788
5.30%, 03/01/48 (Call 09/01/47)	25	21,563
5.50%, 08/15/48 (Call 02/15/48)	25	21,949
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	30	25,273
3.50%, 11/15/30 (Call 08/15/30)	80	72,142
3.75%, 06/15/27 (Call 03/15/27)	10	9,565
4.00%, 09/15/25 (Call 06/15/25)	25	24,513
4.65%, 08/15/32 (Call 05/15/32)	20	19,019
5.10%, 09/15/45 (Call 03/15/45)	15	13,696
5.30%, 08/15/52 (Call 02/15/52)	80	74,844
5.40%, 03/02/26	40	40,093
5.40%, 03/04/44 (Call 09/04/43)	10	9,368
5.65%, 03/15/33 (Call 12/15/32)	5	5,082
5.75%, 06/24/44 (Call 12/24/43)	10	9,787
6.30%, 04/15/40	15	15,533

		4,299,736

Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)(a)	10	8,212
4.88%, 03/01/26 (Call 12/01/25)	25	24,699
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	5	3,925

Security	Par (000)	Value

Real Estate (continued)
Realty Income Corp.
2.70%, 02/15/32 (Call 11/15/31)	$5	$4,099
4.00%, 07/15/29 (Call 04/15/29)(a)	20	18,857

		59,792

Real Estate Investment Trusts — 1.3%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)	20	17,404
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	10	7,479
2.00%, 05/18/32 (Call 02/18/32)	10	7,720
3.00%, 05/18/51 (Call 11/18/50)	30	18,824
3.38%, 08/15/31 (Call 05/15/31)	10	8,781
4.00%, 02/01/50 (Call 08/01/49)	25	18,834
4.90%, 12/15/30 (Call 09/15/30)	10	9,733
5.15%, 04/15/53 (Call 10/15/52)	15	13,590
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	5	4,044
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	25	20,137
4.25%, 02/15/28 (Call 11/15/27)	5	4,803
4.30%, 04/15/52 (Call 10/15/51)	15	11,708
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	10	9,404
1.50%, 01/31/28 (Call 11/30/27)	40	34,739
1.60%, 04/15/26 (Call 03/15/26)	35	32,402
2.10%, 06/15/30 (Call 03/15/30)	25	20,577
2.30%, 09/15/31 (Call 06/15/31)	10	8,071
2.40%, 03/15/25 (Call 02/15/25)	100	96,729
2.70%, 04/15/31 (Call 01/15/31)	30	25,163
2.75%, 01/15/27 (Call 11/15/26)	10	9,313
2.90%, 01/15/30 (Call 10/15/29)	30	26,316
2.95%, 01/15/51 (Call 07/15/50)(a)	25	15,837
3.10%, 06/15/50 (Call 12/15/49)	15	9,801
3.38%, 10/15/26 (Call 07/15/26)	15	14,304
3.55%, 07/15/27 (Call 04/15/27)	20	18,959
3.80%, 08/15/29 (Call 05/15/29)	5	4,628
4.00%, 06/01/25 (Call 03/01/25)	35	34,310
4.40%, 02/15/26 (Call 11/15/25)	45	44,250
5.55%, 07/15/33 (Call 04/15/33)	25	24,993
5.65%, 03/15/33 (Call 12/15/32)	25	25,140
5.90%, 11/15/33 (Call 08/15/33)	25	25,637
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)	5	4,079
3.20%, 01/15/28 (Call 10/15/27)	5	4,685
3.45%, 06/01/25 (Call 03/03/25)	10	9,776
3.50%, 11/15/25 (Call 08/15/25)	25	24,296
3.90%, 10/15/46 (Call 04/15/46)	15	11,715
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	71	52,398
2.90%, 03/15/30 (Call 12/15/29)	20	16,905
3.25%, 01/30/31 (Call 10/30/30)	30	25,257
3.40%, 06/21/29 (Call 03/21/29)	40	35,299
3.65%, 02/01/26 (Call 11/03/25)	40	38,466
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	5	4,060
3.90%, 03/15/27 (Call 12/15/26)	20	19,054
4.05%, 07/01/30 (Call 04/01/30)	15	13,774
4.13%, 06/15/26 (Call 03/15/26)	5	4,840
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	5	3,879

50	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	$10	$8,787
3.35%, 11/01/49 (Call 05/01/49)	10	7,129
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	5	4,140
2.75%, 04/15/31 (Call 01/15/31)	5	4,033
2.90%, 12/01/33 (Call 09/01/33)	5	3,822
Crown Castle Inc.
1.35%, 07/15/25 (Call 06/15/25)	35	33,115
2.10%, 04/01/31 (Call 01/01/31)	20	16,036
2.50%, 07/15/31 (Call 04/15/31)	5	4,095
2.90%, 03/15/27 (Call 02/15/27)	5	4,656
2.90%, 04/01/41 (Call 10/01/40)	25	17,354
3.10%, 11/15/29 (Call 08/15/29)	20	17,697
3.25%, 01/15/51 (Call 07/15/50)(a)	15	10,123
3.30%, 07/01/30 (Call 04/01/30)	15	13,247
3.80%, 02/15/28 (Call 11/15/27)	10	9,417
4.00%, 03/01/27 (Call 12/01/26)	95	91,444
4.00%, 11/15/49 (Call 05/15/49)	15	11,539
4.15%, 07/01/50 (Call 01/01/50)	10	7,908
4.30%, 02/15/29 (Call 11/15/28)	10	9,504
4.45%, 02/15/26 (Call 11/15/25)	80	78,501
5.10%, 05/01/33 (Call 02/01/33)	15	14,481
5.80%, 03/01/34 (Call 12/01/33)	25	25,362
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	20	18,915
4.00%, 11/15/25 (Call 08/15/25)	15	14,606
4.38%, 02/15/29 (Call 11/15/28)	20	19,020
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	20	19,061
4.45%, 07/15/28 (Call 04/15/28)	25	24,189
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	5	4,674
1.45%, 05/15/26 (Call 04/15/26)	20	18,417
1.80%, 07/15/27 (Call 05/15/27)	60	53,931
2.15%, 07/15/30 (Call 04/15/30)	10	8,292
2.90%, 11/18/26 (Call 09/18/26)	10	9,416
2.95%, 09/15/51 (Call 03/15/51)	20	12,710
3.20%, 11/18/29 (Call 08/18/29)	35	31,456
3.90%, 04/15/32 (Call 01/15/32)	25	22,687
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	35	30,387
2.85%, 11/01/26 (Call 08/01/26)	15	14,154
3.25%, 08/01/27 (Call 05/01/27)	120	112,688
3.50%, 03/01/28 (Call 12/01/27)	105	99,159
4.00%, 08/01/47 (Call 02/01/47)(a)	5	3,847
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	15	8,704
3.00%, 01/15/30 (Call 10/15/29)	25	21,933
3.38%, 04/15/26 (Call 01/15/26)	15	14,434
3.50%, 04/01/25 (Call 01/01/25)	5	4,893
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	10	7,928
2.55%, 06/01/31 (Call 03/01/31)	15	12,353
3.88%, 12/15/27 (Call 09/15/27)	150	142,438
4.00%, 06/15/29 (Call 03/15/29)	10	9,384
5.50%, 07/01/30 (Call 05/01/30)	5	5,022
Federal Realty OP LP, 1.25%, 02/15/26 (Call 01/15/26)	15	13,829
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	10	8,297
4.00%, 01/15/30 (Call 10/15/29)	5	4,499

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 01/15/31 (Call 10/15/30)	$15	$13,225
5.30%, 01/15/29 (Call 10/15/28)	10	9,711
5.38%, 04/15/26 (Call 01/15/26)	15	14,845
5.75%, 06/01/28 (Call 03/03/28)	5	4,964
6.75%, 12/01/33 (Call 09/01/33)	25	25,963
Healthcare Realty Holdings LP
3.10%, 02/15/30 (Call 11/15/29)	24	20,681
3.50%, 08/01/26 (Call 05/01/26)	150	143,090
Healthpeak OP LLC
3.00%, 01/15/30 (Call 10/15/29)	20	17,548
3.25%, 07/15/26 (Call 05/15/26)	55	52,538
6.75%, 02/01/41 (Call 08/01/40)	5	5,476
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	5	4,186
3.88%, 03/01/27 (Call 12/01/26)	10	9,387
4.13%, 03/15/28 (Call 12/15/27)	5	4,664
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)	35	30,966
Series J, 2.90%, 12/15/31 (Call 09/15/31)	5	4,128
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	20	15,622
2.30%, 11/15/28 (Call 09/15/28)	10	8,748
4.15%, 04/15/32 (Call 01/15/32)	5	4,519
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	10	7,410
2.65%, 11/15/33 (Call 08/15/33)	10	7,285
4.25%, 08/15/29 (Call 05/15/29)	5	4,562
Kimco Realty OP LLC
2.80%, 10/01/26 (Call 07/01/26)	5	4,685
3.70%, 10/01/49 (Call 04/01/49)	26	18,693
4.45%, 09/01/47 (Call 03/01/47)	10	7,962
4.60%, 02/01/33 (Call 11/01/32)	10	9,373
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	10	9,478
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)	10	9,794
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	5	3,964
2.70%, 09/15/30 (Call 06/15/30)	10	8,251
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	15	11,959
3.95%, 03/15/29 (Call 12/15/28)(a)	15	14,313
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	5	4,008
NNN REIT Inc.
3.10%, 04/15/50 (Call 10/15/49)	5	3,237
3.50%, 04/15/51 (Call 10/15/50)	40	28,511
3.60%, 12/15/26 (Call 09/15/26)	27	25,743
4.30%, 10/15/28 (Call 07/15/28)	15	14,401
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	5	3,975
3.38%, 02/01/31 (Call 11/01/30)	10	8,418
5.25%, 01/15/26 (Call 10/15/25)	20	19,814
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	5	3,836
Prologis LP
1.75%, 07/01/30 (Call 04/01/30)	32	26,306
2.13%, 04/15/27 (Call 02/15/27)	25	22,941
2.13%, 10/15/50 (Call 04/15/50)	25	13,650
2.25%, 04/15/30 (Call 01/15/30)	50	42,875
3.05%, 03/01/50 (Call 09/01/49)	5	3,393
3.25%, 10/01/26 (Call 07/01/26)	35	33,423

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.63%, 01/15/33 (Call 10/15/32)	$10	$9,622
4.75%, 06/15/33 (Call 03/15/33)	75	72,645
5.25%, 06/15/53 (Call 12/15/52)	45	43,606
Public Storage Operating Co.
2.25%, 11/09/31 (Call 08/09/31)	10	8,245
3.09%, 09/15/27 (Call 06/15/27)	65	61,187
5.10%, 08/01/33 (Call 05/01/33)	5	4,994
5.13%, 01/15/29 (Call 12/15/28)	15	15,154
5.35%, 08/01/53 (Call 02/01/53)	40	39,770
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	5	4,075
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	25	23,567
3.25%, 01/15/31 (Call 10/15/30)	55	48,650
3.65%, 01/15/28 (Call 10/15/27)	15	14,219
4.63%, 11/01/25 (Call 09/01/25)	25	24,704
4.88%, 06/01/26 (Call 03/01/26)	10	9,917
5.63%, 10/13/32 (Call 07/13/32)	150	151,503
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	5	4,424
3.60%, 02/01/27 (Call 11/01/26)	10	9,562
4.40%, 02/01/47 (Call 08/01/46)	5	4,000
4.65%, 03/15/49 (Call 09/15/48)	5	4,233
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	10	8,097
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	10	8,122
3.90%, 10/15/29 (Call 07/15/29)	5	4,454
5.13%, 08/15/26 (Call 05/15/26)	5	4,907
Safehold GL Holdings LLC, 2.80%, 06/15/31 (Call 03/15/31)	5	4,064
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	50	45,345
1.75%, 02/01/28 (Call 11/01/27)	100	88,524
2.25%, 01/15/32 (Call 10/15/31)	10	8,042
2.45%, 09/13/29 (Call 06/13/29)	55	47,916
3.25%, 09/13/49 (Call 03/13/49)	65	45,198
3.30%, 01/15/26 (Call 10/15/25)	30	28,947
3.38%, 12/01/27 (Call 09/01/27)	160	150,913
3.50%, 09/01/25 (Call 06/01/25)	40	39,026
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	5	4,914
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28 (Call 07/14/28)	5	5,091
Store Capital LLC, 4.50%, 03/15/28 (Call 12/15/27)	15	14,093
Sun Communities Operating LP
2.70%, 07/15/31 (Call 04/15/31)	15	12,234
4.20%, 04/15/32 (Call 01/15/32)	5	4,437
5.70%, 01/15/33 (Call 10/15/32)	5	4,922
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	5	4,033
3.13%, 09/01/26 (Call 06/01/26)	10	9,335
UDR Inc.
3.20%, 01/15/30 (Call 10/15/29)	30	26,838
3.50%, 07/01/27 (Call 04/01/27)	5	4,700
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	25	21,821
3.25%, 10/15/26 (Call 07/15/26)	20	18,882
4.00%, 03/01/28 (Call 12/01/27)	20	19,032
4.13%, 01/15/26 (Call 10/15/25)	25	24,337
4.38%, 02/01/45 (Call 08/01/44)	5	3,959
4.75%, 11/15/30 (Call 08/15/30)	5	4,783

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP
4.38%, 05/15/25	$10	$9,836
4.75%, 02/15/28 (Call 01/15/28)	5	4,844
4.95%, 02/15/30 (Call 12/15/29)	15	14,317
5.13%, 05/15/32 (Call 02/15/32)	15	14,088
5.63%, 05/15/52 (Call 11/15/51)	10	9,015
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	35	30,315
2.70%, 02/15/27 (Call 12/15/26)	25	23,347
2.75%, 01/15/31 (Call 10/15/30)	25	21,310
2.80%, 06/01/31 (Call 03/01/31)	15	12,726
3.10%, 01/15/30 (Call 10/15/29)	25	22,293
4.00%, 06/01/25 (Call 03/01/25)	15	14,724
6.50%, 03/15/41 (Call 09/15/40)	10	10,806
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	115	99,351
4.00%, 11/15/29 (Call 08/15/29)	25	23,478
4.00%, 04/15/30 (Call 01/15/30)	35	32,709
7.38%, 03/15/32	15	16,936
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	10	7,593
3.85%, 07/15/29 (Call 04/15/29)	15	13,878

		4,420,956

Retail — 1.0%
AutoNation Inc.
3.85%, 03/01/32 (Call 12/01/31)	10	8,727
4.75%, 06/01/30 (Call 03/01/30)	5	4,754
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	5	4,790
3.63%, 04/15/25 (Call 03/15/25)	25	24,544
3.75%, 04/18/29 (Call 01/18/29)	15	14,081
4.00%, 04/15/30 (Call 01/15/30)	20	18,799
4.50%, 02/01/28 (Call 01/01/28)	5	4,898
4.75%, 08/01/32 (Call 05/01/32)	25	24,022
4.75%, 02/01/33 (Call 11/01/32)	5	4,789
5.20%, 08/01/33 (Call 05/01/33)	10	9,910
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	10	8,213
4.45%, 10/01/28 (Call 07/01/28)	5	4,897
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	30	26,963
1.60%, 04/20/30 (Call 01/20/30)	30	24,982
1.75%, 04/20/32 (Call 01/20/32)	15	11,993
3.00%, 05/18/27 (Call 02/18/27)	10	9,539
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	30	28,809
6.30%, 10/10/33 (Call 07/10/33)	25	26,087
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	15	12,567
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	10	9,043
3.88%, 04/15/27 (Call 01/15/27)	20	19,219
4.13%, 05/01/28 (Call 02/01/28)	5	4,831
4.13%, 04/03/50 (Call 10/03/49)	5	3,820
5.00%, 11/01/32 (Call 08/01/32)	25	24,275
5.45%, 07/05/33 (Call 04/05/33)(a)	25	24,808
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	25	24,562
4.20%, 05/15/28 (Call 02/15/28)	85	81,892
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	5	4,013

52	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.75%, 02/01/32 (Call 11/01/31)	$5	$4,109
6.88%, 11/01/33 (Call 08/01/33)	25	27,307
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	20	18,628
2.70%, 04/15/30 (Call 01/15/30)	20	17,693
2.75%, 09/15/51 (Call 03/15/51)	20	12,736
2.80%, 09/14/27 (Call 06/14/27)	15	14,055
2.88%, 04/15/27 (Call 03/15/27)	10	9,436
2.95%, 06/15/29 (Call 03/15/29)	25	22,820
3.00%, 04/01/26 (Call 01/01/26)	5	4,817
3.13%, 12/15/49 (Call 06/15/49)	20	13,917
3.25%, 04/15/32 (Call 01/15/32)	40	35,476
3.30%, 04/15/40 (Call 10/15/39)	15	11,755
3.35%, 09/15/25 (Call 06/15/25)	70	68,288
3.35%, 04/15/50 (Call 10/15/49)	5	3,624
3.63%, 04/15/52 (Call 10/15/51)	15	11,338
3.90%, 12/06/28 (Call 09/06/28)	80	77,413
3.90%, 06/15/47 (Call 12/15/46)	20	16,110
4.20%, 04/01/43 (Call 10/01/42)	65	55,988
4.25%, 04/01/46 (Call 10/01/45)	55	46,950
4.50%, 09/15/32 (Call 06/15/32)	70	68,411
4.50%, 12/06/48 (Call 06/06/48)	70	61,767
4.95%, 09/15/52 (Call 03/15/52)(a)	35	33,119
5.88%, 12/16/36	65	69,240
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	65	56,479
2.50%, 04/15/26 (Call 01/15/26)	5	4,746
2.63%, 04/01/31 (Call 01/01/31)	5	4,264
3.00%, 10/15/50 (Call 04/15/50)	10	6,451
3.35%, 04/01/27 (Call 03/01/27)	10	9,528
3.38%, 09/15/25 (Call 06/15/25)	35	34,048
3.65%, 04/05/29 (Call 01/05/29)	35	32,999
3.70%, 04/15/46 (Call 10/15/45)	35	26,346
3.75%, 04/01/32 (Call 01/01/32)	95	86,214
4.00%, 04/15/25 (Call 03/15/25)	80	78,845
4.05%, 05/03/47 (Call 11/03/46)	40	31,688
4.25%, 04/01/52 (Call 10/01/51)	55	44,226
4.40%, 09/08/25	10	9,878
4.45%, 04/01/62 (Call 10/01/61)	15	11,992
5.00%, 04/15/33 (Call 01/15/33)	25	24,637
5.15%, 07/01/33 (Call 04/01/33)(a)	5	4,976
5.63%, 04/15/53 (Call 10/15/52)	50	49,681
5.75%, 07/01/53 (Call 01/01/53)	40	40,395
5.80%, 09/15/62 (Call 03/15/62)	10	9,983
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	25	21,391
2.63%, 09/01/29 (Call 06/01/29)	10	8,945
3.30%, 07/01/25 (Call 06/01/25)	10	9,763
3.38%, 05/26/25 (Call 02/26/25)	15	14,662
3.50%, 07/01/27 (Call 05/01/27)	35	33,492
3.60%, 07/01/30 (Call 04/01/30)	20	18,521
3.63%, 09/01/49 (Call 03/01/49)	35	26,129
3.70%, 01/30/26 (Call 10/30/25)	30	29,319
3.80%, 04/01/28 (Call 01/01/28)	15	14,399
4.20%, 04/01/50 (Call 10/01/49)	25	20,597
4.60%, 09/09/32 (Call 06/09/32)	5	4,881
4.60%, 05/26/45 (Call 11/26/44)	15	13,347
4.70%, 12/09/35 (Call 06/09/35)	5	4,802
4.88%, 12/09/45 (Call 06/09/45)	10	9,189
5.15%, 09/09/52 (Call 03/09/52)	80	75,974
5.45%, 08/14/53 (Call 02/14/53)	15	14,895

Security	Par (000)	Value

Retail (continued)
5.70%, 02/01/39	$5	$5,147
6.30%, 10/15/37	25	27,226
6.30%, 03/01/38	35	38,082
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	25	24,190
3.60%, 09/01/27 (Call 06/01/27)	10	9,526
4.20%, 04/01/30 (Call 01/01/30)	15	14,238
4.35%, 06/01/28 (Call 03/01/28)	20	19,487
4.70%, 06/15/32 (Call 03/15/32)	15	14,506
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	15	13,719
1.88%, 04/15/31 (Call 01/15/31)	5	4,061
4.60%, 04/15/25 (Call 03/15/25)	15	14,855
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	55	50,396
2.25%, 03/12/30 (Call 12/12/29)	30	25,655
2.45%, 06/15/26 (Call 03/15/26)	5	4,721
2.55%, 11/15/30 (Call 08/15/30)	25	21,461
3.50%, 03/01/28 (Call 12/01/27)	15	14,220
3.50%, 11/15/50 (Call 05/15/50)	10	7,302
3.55%, 08/15/29 (Call 05/15/29)	15	14,062
3.75%, 12/01/47 (Call 06/01/47)	90	69,426
3.80%, 08/15/25 (Call 06/15/25)	45	44,068
4.00%, 11/15/28 (Call 08/15/28)	15	14,488
4.45%, 08/15/49 (Call 02/15/49)	10	8,556
4.50%, 11/15/48 (Call 05/15/48)	5	4,321
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	120	110,924
2.25%, 04/15/25 (Call 03/15/25)	5	4,844
2.35%, 02/15/30 (Call 11/15/29)	15	13,084
2.50%, 04/15/26	25	23,878
2.65%, 09/15/30 (Call 06/15/30)	15	13,156
2.95%, 01/15/52 (Call 07/15/51)	15	9,958
3.38%, 04/15/29 (Call 01/15/29)	10	9,372
4.00%, 07/01/42	20	17,211
4.80%, 01/15/53 (Call 07/15/52)(a)	75	69,213
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	5	4,309
2.25%, 09/15/26 (Call 06/15/26)	25	23,484
3.88%, 04/15/30 (Call 01/15/30)	20	18,962
Tractor Supply Co., 5.25%, 05/15/33 (Call 02/15/33)	5	4,969
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	20	14,104
2.65%, 09/22/51 (Call 03/22/51)	45	29,343
3.05%, 07/08/26 (Call 05/08/26)	15	14,431
3.63%, 12/15/47 (Call 06/15/47)	10	7,877
4.05%, 06/29/48 (Call 12/29/47)	40	34,405
4.15%, 09/09/32 (Call 06/09/32)	5	4,825
4.50%, 09/09/52 (Call 03/09/52)	100	91,046
5.25%, 09/01/35	35	36,228
6.50%, 08/15/37	35	40,154
7.55%, 02/15/30	25	28,921

		3,150,917

Semiconductors — 0.9%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	15	14,032
4.39%, 06/01/52 (Call 12/01/51)	25	22,058
Analog Devices Inc.
2.10%, 10/01/31 (Call 07/01/31)	25	20,626
2.80%, 10/01/41 (Call 04/01/41)	5	3,548
2.95%, 04/01/25 (Call 03/01/25)	71	69,353

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.95%, 10/01/51 (Call 04/01/51)	$15	$9,992
3.50%, 12/05/26 (Call 09/05/26)	80	77,263
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	10	6,725
4.35%, 04/01/47 (Call 10/01/46)	20	17,733
5.10%, 10/01/35 (Call 04/01/35)	25	25,305
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	10	9,667
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(d)	75	66,569
2.45%, 02/15/31 (Call 11/15/30)(d)	10	8,324
2.60%, 02/15/33 (Call 11/15/32)(d)	40	32,102
3.14%, 11/15/35 (Call 08/15/35)(d)	50	39,629
3.19%, 11/15/36 (Call 08/15/36)(d)	60	46,891
3.42%, 04/15/33 (Call 01/15/33)(d)	35	29,888
3.46%, 09/15/26 (Call 07/15/26)	80	76,739
3.47%, 04/15/34 (Call 01/15/34)(d)	25	21,108
3.50%, 02/15/41 (Call 08/15/40)(d)	55	42,022
3.75%, 02/15/51 (Call 08/15/50)(d)	50	37,384
4.00%, 04/15/29 (Call 02/15/29)(d)	5	4,731
4.11%, 09/15/28 (Call 06/15/28)	90	86,256
4.15%, 11/15/30 (Call 08/15/30)	4	3,739
4.30%, 11/15/32 (Call 08/15/32)	45	41,671
4.93%, 05/15/37 (Call 02/15/37)(d)	30	27,953
5.00%, 04/15/30 (Call 01/15/30)	75	74,738
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	75	65,235
2.00%, 08/12/31 (Call 05/12/31)	5	4,058
2.45%, 11/15/29 (Call 08/15/29)	80	70,059
2.60%, 05/19/26 (Call 02/19/26)	45	42,801
2.80%, 08/12/41 (Call 02/12/41)	45	31,884
3.05%, 08/12/51 (Call 02/12/51)	20	13,217
3.15%, 05/11/27 (Call 02/11/27)	25	23,691
3.25%, 11/15/49 (Call 05/15/49)	25	17,273
3.70%, 07/29/25 (Call 04/29/25)	20	19,589
3.73%, 12/08/47 (Call 06/08/47)	30	22,738
3.75%, 03/25/27 (Call 01/25/27)	45	43,525
3.75%, 08/05/27 (Call 07/05/27)	20	19,276
4.00%, 08/05/29 (Call 06/05/29)	20	19,122
4.10%, 05/19/46 (Call 11/19/45)	20	16,516
4.10%, 05/11/47 (Call 11/11/46)	30	24,671
4.15%, 08/05/32 (Call 05/05/32)	5	4,699
4.25%, 12/15/42	15	12,788
4.60%, 03/25/40 (Call 09/25/39)	25	23,192
4.75%, 03/25/50 (Call 09/25/49)	30	26,642
4.80%, 10/01/41	20	18,671
4.88%, 02/10/28 (Call 01/10/28)	5	4,986
4.90%, 07/29/45 (Call 01/29/45)	30	28,377
4.90%, 08/05/52 (Call 02/05/52)	5	4,581
5.20%, 02/10/33 (Call 11/10/32)	80	80,034
5.70%, 02/10/53 (Call 08/10/52)	45	45,475
5.90%, 02/10/63 (Call 08/10/62)	70	72,920
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	10	7,178
4.10%, 03/15/29 (Call 12/15/28)	25	24,246
4.95%, 07/15/52 (Call 01/15/52)	20	18,959
5.25%, 07/15/62 (Call 01/15/62)	35	34,007
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	20	13,522
3.13%, 06/15/60 (Call 12/15/59)	10	6,556
3.75%, 03/15/26 (Call 01/15/26)	40	39,037

Security	Par (000)	Value

Semiconductors (continued)
3.80%, 03/15/25 (Call 12/15/24)	$5	$4,927
4.00%, 03/15/29 (Call 12/15/28)	25	24,091
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	10	8,564
Microchip Technology Inc., 4.25%, 09/01/25 (Call 04/01/24)	25	24,543
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	25	20,509
3.48%, 11/01/51 (Call 05/01/51)	5	3,473
4.66%, 02/15/30 (Call 11/15/29)	35	33,802
4.98%, 02/06/26 (Call 12/06/25)	25	24,854
5.33%, 02/06/29 (Call 11/06/28)	25	25,024
5.38%, 04/15/28 (Call 03/15/28)	30	30,082
5.88%, 02/09/33 (Call 11/09/32)	65	66,336
5.88%, 09/15/33 (Call 06/15/33)	35	35,673
6.75%, 11/01/29 (Call 09/01/29)	10	10,613
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	15	12,531
2.85%, 04/01/30 (Call 01/01/30)	20	18,010
3.20%, 09/16/26 (Call 06/16/26)	155	149,410
3.70%, 04/01/60 (Call 10/01/59)	15	11,798
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	20	19,968
5.55%, 12/01/28 (Call 09/01/28)	30	30,330
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	20	16,558
2.65%, 02/15/32 (Call 11/15/31)	30	24,629
2.70%, 05/01/25 (Call 04/01/25)	5	4,835
3.13%, 02/15/42 (Call 08/15/41)	15	10,661
3.25%, 05/11/41 (Call 11/11/40)	5	3,674
3.40%, 05/01/30 (Call 02/01/30)	10	8,952
4.30%, 06/18/29 (Call 03/18/29)	15	14,320
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	20	18,599
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	5	4,347
1.65%, 05/20/32 (Call 02/20/32)	25	19,513
2.15%, 05/20/30 (Call 02/20/30)	5	4,277
3.25%, 05/20/27 (Call 02/20/27)	25	23,836
3.45%, 05/20/25 (Call 02/20/25)	40	39,173
4.30%, 05/20/47 (Call 11/20/46)	30	26,003
4.65%, 05/20/35 (Call 11/20/34)	60	58,663
4.80%, 05/20/45 (Call 11/20/44)	50	46,926
6.00%, 05/20/53 (Call 11/20/52)	35	38,369
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	25	23,124
3.00%, 06/01/31 (Call 03/01/31)	5	4,187
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	10	9,126
1.75%, 05/04/30 (Call 02/04/30)	10	8,368
3.65%, 08/16/32 (Call 05/16/32)	5	4,592
3.88%, 03/15/39 (Call 09/15/38)	25	21,976
4.15%, 05/15/48 (Call 11/15/47)	27	22,928
4.60%, 02/15/28 (Call 01/15/28)	105	104,810
4.90%, 03/14/33 (Call 12/14/32)	25	25,020
5.00%, 03/14/53 (Call 09/14/52)	35	33,810
5.05%, 05/18/63 (Call 11/18/62)	5	4,782
5.15%, 02/08/54 (Call 08/08/53)	25	24,771

		3,020,938

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	25	23,423

54	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 0.9%
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)	$50	$46,542
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	15	13,297
3.50%, 06/15/27 (Call 03/15/27)	10	9,561
4.38%, 06/15/25 (Call 03/15/25)	51	50,418
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	20	17,606
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)	10	10,046
6.85%, 08/02/33 (Call 05/02/33)	5	4,889
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	20	16,278
4.80%, 03/01/26 (Call 12/01/25)	15	14,920
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	50	46,245
2.25%, 03/01/31 (Call 12/01/30)	20	16,714
3.10%, 03/01/41 (Call 09/01/40)	40	28,800
4.50%, 07/15/25	170	168,378
4.70%, 07/15/27 (Call 06/15/27)	25	24,811
5.10%, 07/15/32 (Call 04/15/32)(a)	5	4,997
5.63%, 07/15/52 (Call 01/15/52)	5	4,945
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	5	4,575
2.65%, 06/01/30 (Call 03/01/30)	5	4,299
3.20%, 07/01/26 (Call 05/01/26)	5	4,775
3.50%, 07/01/29 (Call 04/01/29)	45	41,379
3.85%, 06/01/25 (Call 03/01/25)	10	9,800
4.20%, 10/01/28 (Call 07/01/28)	5	4,796
4.40%, 07/01/49 (Call 01/01/49)	35	29,272
5.60%, 03/02/33 (Call 12/02/32)	30	30,246
5.63%, 08/21/33 (Call 05/21/33)	20	20,225
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	30	28,304
1.35%, 07/15/27 (Call 05/15/27)	30	26,764
1.65%, 07/15/30 (Call 04/15/30)	25	20,500
5.20%, 09/15/33 (Call 06/15/33)	25	25,250
Microsoft Corp.
1.35%, 09/15/30 (Call 06/15/30)(d)	5	4,092
2.40%, 08/08/26 (Call 05/08/26)	50	47,332
2.50%, 09/15/50 (Call 03/15/50)(d)	25	15,862
2.53%, 06/01/50 (Call 12/01/49)	130	83,771
2.68%, 06/01/60 (Call 12/01/59)	145	91,568
2.92%, 03/17/52 (Call 09/17/51)	35	24,158
3.04%, 03/17/62 (Call 09/17/61)	40	27,200
3.30%, 02/06/27 (Call 11/06/26)	70	67,616
3.40%, 06/15/27 (Call 03/15/27)(d)	30	28,792
3.45%, 08/08/36 (Call 02/08/36)	49	43,164
3.50%, 02/12/35 (Call 08/12/34)	65	58,970
3.70%, 08/08/46 (Call 02/08/46)	35	29,115
4.00%, 02/12/55 (Call 08/12/54)	10	8,675
4.10%, 02/06/37 (Call 08/06/36)	10	9,421
4.25%, 02/06/47 (Call 08/06/46)	45	41,450
4.50%, 06/15/47 (Call 12/15/46)(d)	20	18,628
4.50%, 02/06/57 (Call 08/06/56)	15	14,168
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	55	53,269
2.65%, 07/15/26 (Call 04/15/26)	5	4,709
2.80%, 04/01/27 (Call 02/01/27)	5	4,664
2.88%, 03/25/31 (Call 12/25/30)	30	25,880
2.95%, 05/15/25 (Call 02/15/25)	45	43,673
2.95%, 04/01/30 (Call 01/01/30)	55	48,507

Security	Par (000)	Value

Software (continued)
3.60%, 04/01/40 (Call 10/01/39)	$45	$34,744
3.60%, 04/01/50 (Call 10/01/49)	45	31,671
3.65%, 03/25/41 (Call 09/25/40)	25	19,226
3.80%, 11/15/37 (Call 05/15/37)	30	24,675
3.85%, 04/01/60 (Call 10/01/59)	50	34,734
3.90%, 05/15/35 (Call 11/15/34)	65	55,794
3.95%, 03/25/51 (Call 09/25/50)	35	26,087
4.00%, 07/15/46 (Call 01/15/46)	10	7,692
4.00%, 11/15/47 (Call 05/15/47)	30	22,937
4.10%, 03/25/61 (Call 09/25/60)	20	14,639
4.13%, 05/15/45 (Call 11/15/44)	35	27,652
4.30%, 07/08/34 (Call 01/08/34)	25	22,667
4.38%, 05/15/55 (Call 11/15/54)	20	15,672
4.50%, 05/06/28 (Call 04/06/28)	90	88,281
4.50%, 07/08/44 (Call 01/08/44)	175	146,879
4.90%, 02/06/33 (Call 11/06/32)	75	72,418
5.38%, 07/15/40	15	14,347
5.55%, 02/06/53 (Call 08/06/52)	155	148,359
5.80%, 11/10/25	10	10,080
6.13%, 07/08/39	20	20,581
6.15%, 11/09/29 (Call 09/09/29)	25	26,140
6.25%, 11/09/32 (Call 08/09/32)	30	31,678
6.50%, 04/15/38	25	26,701
6.90%, 11/09/52 (Call 05/09/52)	35	39,490
Roper Technologies Inc.
2.95%, 09/15/29 (Call 06/15/29)	40	35,806
3.80%, 12/15/26 (Call 09/15/26)	5	4,833
3.85%, 12/15/25 (Call 09/15/25)	90	87,807
Salesforce Inc.
1.95%, 07/15/31 (Call 04/15/31)	5	4,095
2.70%, 07/15/41 (Call 01/15/41)	65	46,365
2.90%, 07/15/51 (Call 01/15/51)	25	16,629
3.05%, 07/15/61 (Call 01/15/61)	10	6,431
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	45	36,097
Take-Two Interactive Software Inc.
3.55%, 04/14/25	20	19,592
3.70%, 04/14/27 (Call 03/14/27)	5	4,780
4.00%, 04/14/32 (Call 01/14/32)	5	4,584
4.95%, 03/28/28 (Call 02/28/28)	40	39,667
5.00%, 03/28/26	5	4,973
VMware LLC
1.40%, 08/15/26 (Call 07/15/26)	5	4,546
1.80%, 08/15/28 (Call 06/15/28)	15	12,986
2.20%, 08/15/31 (Call 05/15/31)	20	16,126
3.90%, 08/21/27 (Call 05/21/27)	15	14,302
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	30	28,558

		2,874,637

Telecommunications — 1.5%
America Movil SAB de CV
6.13%, 03/30/40	75	78,489
6.38%, 03/01/35	20	21,670
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	25	22,000
1.70%, 03/25/26 (Call 03/11/24)	60	55,786
2.25%, 02/01/32 (Call 11/01/31)	20	16,039
2.55%, 12/01/33 (Call 09/01/33)	50	39,427
2.75%, 06/01/31 (Call 03/01/31)	10	8,515
3.30%, 02/01/52 (Call 08/01/51)	60	40,690
3.50%, 06/01/41 (Call 12/01/40)	110	84,435
3.50%, 09/15/53 (Call 03/15/53)	155	106,634
3.55%, 09/15/55 (Call 03/15/55)	160	109,008

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.65%, 06/01/51 (Call 12/01/50)	$40	$28,608
3.65%, 09/15/59 (Call 03/15/59)	150	101,647
3.80%, 02/15/27 (Call 11/15/26)	90	86,718
3.80%, 12/01/57 (Call 06/01/57)	39	27,519
3.85%, 06/01/60 (Call 12/01/59)	30	21,184
3.88%, 01/15/26 (Call 10/15/25)	5	4,877
4.25%, 03/01/27 (Call 12/01/26)	100	97,475
4.30%, 02/15/30 (Call 11/15/29)	75	71,578
4.30%, 12/15/42 (Call 06/15/42)	30	25,329
4.35%, 03/01/29 (Call 12/01/28)	25	24,149
4.35%, 06/15/45 (Call 12/15/44)	20	16,733
4.50%, 05/15/35 (Call 11/15/34)	40	36,806
4.50%, 03/09/48 (Call 09/09/47)	20	16,710
4.55%, 03/09/49 (Call 09/09/48)	25	20,974
4.75%, 05/15/46 (Call 11/15/45)	75	65,658
4.90%, 08/15/37 (Call 02/14/37)	55	51,424
5.25%, 03/01/37 (Call 09/01/36)	90	87,372
5.40%, 02/15/34 (Call 11/15/33)	15	15,020
5.54%, 02/20/26 (Call 03/11/24)	10	9,987
6.00%, 08/15/40 (Call 05/15/40)	5	5,126
6.30%, 01/15/38	15	15,856
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52 (Call 02/15/52)	90	66,164
4.46%, 04/01/48 (Call 10/01/47)	20	16,999
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	15	12,031
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	15	10,074
British Telecommunications PLC, 9.63%, 12/15/30	25	30,574
Cisco Systems Inc.
2.95%, 02/28/26	10	9,639
3.50%, 06/15/25	5	4,906
5.50%, 01/15/40(a)	30	30,971
5.90%, 02/15/39	65	69,754
Corning Inc.
4.70%, 03/15/37	25	22,963
4.75%, 03/15/42	25	22,397
5.35%, 11/15/48 (Call 05/15/48)	30	28,809
5.45%, 11/15/79 (Call 05/19/79)	20	18,471
Deutsche Telekom International Finance BV
8.75%, 06/15/30	30	35,378
9.25%, 06/01/32	5	6,310
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	20	18,537
3.75%, 08/15/29 (Call 05/15/29)	10	9,269
5.95%, 03/15/41	5	4,946
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	30	24,706
2.75%, 05/24/31 (Call 02/24/31)	10	8,342
4.60%, 02/23/28 (Call 11/23/27)	5	4,905
5.50%, 09/01/44	5	4,752
5.60%, 06/01/32 (Call 03/01/32)	5	5,015
Orange SA
5.50%, 02/06/44 (Call 08/06/43)	15	14,966
9.00%, 03/01/31	20	24,168
Rogers Communications Inc.
2.95%, 03/15/25	25	24,336
3.20%, 03/15/27 (Call 02/15/27)	30	28,246
3.63%, 12/15/25 (Call 09/15/25)	10	9,691
3.80%, 03/15/32 (Call 12/15/31)	30	26,652
4.30%, 02/15/48 (Call 08/15/47)	20	15,979
4.35%, 05/01/49 (Call 11/01/48)	55	44,174
4.50%, 03/15/42 (Call 09/15/41)	10	8,587

Security	Par (000)	Value

Telecommunications (continued)
5.00%, 03/15/44 (Call 09/15/43)	$40	$36,077
7.50%, 08/15/38	15	17,249
Sprint Capital Corp.
6.88%, 11/15/28	30	31,975
8.75%, 03/15/32	25	30,210
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	10	10,334
Telefonica Emisiones SA
5.21%, 03/08/47	150	134,786
7.05%, 06/20/36	55	60,600
Telefonica Europe BV, 8.25%, 09/15/30	35	39,726
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	15	14,052
3.40%, 05/13/32 (Call 02/13/32)	25	21,691
3.70%, 09/15/27 (Call 06/15/27)	15	14,238
4.60%, 11/16/48 (Call 05/16/48)	5	4,273
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	50	46,488
2.25%, 02/15/26 (Call 03/11/24)	65	61,236
2.25%, 11/15/31 (Call 08/15/31)	30	24,340
2.55%, 02/15/31 (Call 11/15/30)	50	42,133
2.63%, 04/15/26 (Call 03/11/24)	30	28,422
2.63%, 02/15/29 (Call 03/11/24)	140	124,340
3.00%, 02/15/41 (Call 08/15/40)	40	28,867
3.30%, 02/15/51 (Call 08/15/50)	25	17,196
3.40%, 10/15/52 (Call 04/15/52)	30	20,834
3.50%, 04/15/25 (Call 03/15/25)	70	68,447
3.50%, 04/15/31 (Call 04/15/26)	5	4,474
3.60%, 11/15/60 (Call 05/15/60)	35	24,120
3.75%, 04/15/27 (Call 02/15/27)	89	85,318
3.88%, 04/15/30 (Call 01/15/30)	120	111,426
4.50%, 04/15/50 (Call 10/15/49)	130	109,891
4.75%, 02/01/28 (Call 03/11/24)	45	44,279
5.05%, 07/15/33 (Call 04/15/33)	100	97,821
5.38%, 04/15/27 (Call 03/11/24)	50	49,936
5.65%, 01/15/53 (Call 07/15/52)	10	9,927
5.75%, 01/15/54 (Call 07/15/53)	60	60,677
5.80%, 09/15/62 (Call 03/15/62)	25	25,310
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	5	4,640
1.45%, 03/20/26 (Call 02/20/26)	5	4,636
1.75%, 01/20/31 (Call 10/20/30)	65	52,126
2.10%, 03/22/28 (Call 01/22/28)	5	4,452
2.36%, 03/15/32 (Call 12/15/31)	25	20,249
2.55%, 03/21/31 (Call 12/21/30)	34	28,644
2.63%, 08/15/26	5	4,715
2.65%, 11/20/40 (Call 05/20/40)	50	34,470
2.85%, 09/03/41 (Call 03/03/41)	65	45,784
2.88%, 11/20/50 (Call 05/20/50)	45	28,672
2.99%, 10/30/56 (Call 04/30/56)	75	46,623
3.00%, 11/20/60 (Call 05/20/60)	30	18,212
3.15%, 03/22/30 (Call 12/22/29)	25	22,380
3.40%, 03/22/41 (Call 09/22/40)	35	26,802
3.55%, 03/22/51 (Call 09/22/50)	50	36,307
3.70%, 03/22/61 (Call 09/22/60)	55	39,121
3.85%, 11/01/42 (Call 05/01/42)	60	48,257
3.88%, 03/01/52 (Call 09/01/51)	25	19,261
4.02%, 12/03/29 (Call 09/03/29)	40	37,967
4.13%, 03/16/27	50	48,627
4.13%, 08/15/46	5	4,092
4.27%, 01/15/36	10	9,077
4.33%, 09/21/28	20	19,416

56	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.40%, 11/01/34 (Call 05/01/34)	$25	$23,237
4.50%, 08/10/33	20	18,846
4.52%, 09/15/48	5	4,375
4.67%, 03/15/55	15	13,229
4.75%, 11/01/41	15	13,804
4.81%, 03/15/39	25	23,316
4.86%, 08/21/46	75	68,852
5.01%, 08/21/54	25	23,173
5.05%, 05/09/33 (Call 02/09/33)	25	24,750
5.25%, 03/16/37	105	104,677
5.85%, 09/15/35	80	83,542
Vodafone Group PLC
4.13%, 05/30/25	90	88,533
4.25%, 09/17/50	45	35,448
4.38%, 05/30/28	20	19,657
4.38%, 02/19/43	45	37,880
4.88%, 06/19/49	25	21,640
5.13%, 06/19/59	20	17,602
5.25%, 05/30/48	5	4,638
6.15%, 02/27/37	65	67,841
6.25%, 11/30/32	5	5,308

		4,881,725

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	50	46,915
3.55%, 11/19/26 (Call 09/19/26)	18	17,070
3.90%, 11/19/29 (Call 08/19/29)	15	13,764
5.10%, 05/15/44 (Call 11/15/43)	5	4,199
Mattel Inc., 5.45%, 11/01/41 (Call 05/01/41)	5	4,537

		86,485

Transportation — 0.8%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3-mo. LIBOR US + 2.350%)(b)	15	14,829
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	25	16,250
3.25%, 06/15/27 (Call 03/15/27)	40	38,149
3.30%, 09/15/51 (Call 03/15/51)	11	7,840
3.55%, 02/15/50 (Call 08/15/49)	25	18,830
3.90%, 08/01/46 (Call 02/01/46)	10	8,048
4.05%, 06/15/48 (Call 12/15/47)	15	12,372
4.13%, 06/15/47 (Call 12/15/46)	10	8,363
4.40%, 03/15/42 (Call 09/15/41)	10	8,887
4.45%, 01/15/53 (Call 07/15/52)	45	39,443
5.20%, 04/15/54 (Call 10/15/53)	115	112,377
5.75%, 05/01/40 (Call 11/01/39)	10	10,452
6.20%, 08/15/36	5	5,465
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	15	14,387
3.20%, 08/02/46 (Call 02/02/46)	15	11,119
3.85%, 08/05/32 (Call 05/05/32)	15	13,802
4.45%, 01/20/49 (Call 07/20/48)	40	35,726
6.20%, 06/01/36	5	5,448
6.25%, 08/01/34	5	5,460
6.38%, 11/15/37	5	5,475
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	70	64,177
2.05%, 03/05/30 (Call 12/05/29)	25	21,068
2.45%, 12/02/31 (Call 09/02/31)	25	22,205
2.88%, 11/15/29 (Call 08/15/29)	5	4,447
3.10%, 12/02/51 (Call 06/02/51)	35	23,808

Security	Par (000)	Value

Transportation (continued)
3.50%, 05/01/50 (Call 11/01/49)	$4	$2,921
4.00%, 06/01/28 (Call 03/01/28)	25	24,043
4.20%, 11/15/69 (Call 05/15/69)	10	7,824
4.80%, 09/15/35 (Call 03/15/35)	10	9,567
6.13%, 09/15/2115 (Call 03/15/2115)	15	15,766
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	20	17,360
2.50%, 05/15/51 (Call 11/15/50)	15	9,124
2.60%, 11/01/26 (Call 08/01/26)(a)	45	42,438
3.25%, 06/01/27 (Call 03/01/27)	45	42,704
3.35%, 11/01/25 (Call 08/01/25)	85	82,514
3.35%, 09/15/49 (Call 03/15/49)	15	10,743
3.80%, 03/01/28 (Call 12/01/27)	80	76,943
3.80%, 11/01/46 (Call 05/01/46)	20	15,748
4.10%, 11/15/32 (Call 08/15/32)	20	18,661
4.30%, 03/01/48 (Call 09/01/47)	15	12,795
4.50%, 11/15/52 (Call 05/15/52)	95	83,109
4.50%, 08/01/54 (Call 02/01/54)	5	4,350
4.65%, 03/01/68 (Call 09/01/67)	10	8,594
4.75%, 11/15/48 (Call 05/15/48)	15	13,654
5.50%, 04/15/41 (Call 10/15/40)	5	5,045
6.15%, 05/01/37	10	10,834
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	85	70,993
3.10%, 08/05/29 (Call 05/05/29)	10	9,071
3.25%, 04/01/26 (Call 01/01/26)	20	19,268
3.40%, 02/15/28 (Call 11/15/27)	33	31,158
4.05%, 02/15/48 (Call 08/15/47)	80	62,891
4.20%, 10/17/28 (Call 07/17/28)	20	19,265
4.25%, 05/15/30 (Call 02/15/30)	20	19,086
4.55%, 04/01/46 (Call 10/01/45)	35	29,809
4.75%, 11/15/45 (Call 05/15/45)	40	35,009
4.90%, 01/15/34	30	29,135
4.95%, 10/17/48 (Call 04/17/48)	5	4,502
5.25%, 05/15/50 (Call 11/15/49)(a)	10	9,436
FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	20	16,677
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	20	19,522
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	5	4,777
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	50	41,732
2.55%, 11/01/29 (Call 08/01/29)	5	4,394
2.90%, 06/15/26 (Call 03/15/26)	60	57,168
3.05%, 05/15/50 (Call 11/15/49)	20	13,378
3.16%, 05/15/55 (Call 11/15/54)	52	34,064
3.80%, 08/01/28 (Call 05/01/28)	15	14,350
4.45%, 03/01/33 (Call 12/01/32)(a)	5	4,757
4.55%, 06/01/53 (Call 12/01/52)	20	17,309
5.35%, 08/01/54 (Call 02/01/54)	75	73,584
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	10	9,187
2.85%, 03/01/27 (Call 02/01/27)	5	4,676
2.90%, 12/01/26 (Call 10/01/26)	15	14,094
3.35%, 09/01/25 (Call 08/01/25)	10	9,693
4.63%, 06/01/25 (Call 05/01/25)	70	69,340
5.25%, 06/01/28 (Call 05/01/28)	5	5,008
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	45	41,715
2.80%, 02/14/32 (Call 12/15/31)	20	17,165
2.89%, 04/06/36 (Call 01/06/36)	80	64,518

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.97%, 09/16/62 (Call 03/16/62)	$100	$61,857
3.20%, 05/20/41 (Call 11/20/40)	15	11,539
3.25%, 02/05/50 (Call 08/05/49)	10	7,213
3.38%, 02/01/35 (Call 08/01/34)	15	12,803
3.50%, 02/14/53 (Call 08/14/52)	65	48,340
3.55%, 08/15/39 (Call 02/15/39)	15	12,304
3.70%, 03/01/29 (Call 12/01/28)	25	23,827
3.80%, 10/01/51 (Call 04/01/51)	35	27,599
3.80%, 04/06/71 (Call 10/06/70)	15	10,980
3.84%, 03/20/60 (Call 09/20/59)	30	22,747
3.85%, 02/14/72 (Call 08/14/71)	5	3,704
3.95%, 09/10/28 (Call 06/10/28)	45	43,648
4.10%, 09/15/67 (Call 03/15/67)	5	3,928
4.30%, 03/01/49 (Call 09/01/48)	10	8,476
4.50%, 01/20/33 (Call 10/20/32)	45	43,520
4.50%, 09/10/48 (Call 03/10/48)	25	21,921
4.75%, 02/21/26 (Call 01/21/26)	15	14,965
6.63%, 02/01/29	25	27,018
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	25	23,532
2.50%, 09/01/29 (Call 06/01/29)	10	8,920
3.40%, 03/15/29 (Call 12/15/28)	10	9,437
3.90%, 04/01/25 (Call 03/01/25)	5	4,932
4.45%, 04/01/30 (Call 01/01/30)	20	19,657
4.88%, 03/03/33 (Call 12/03/32)	10	9,925
5.05%, 03/03/53 (Call 09/03/52)	25	24,231
5.20%, 04/01/40 (Call 10/01/39)	15	14,906
5.30%, 04/01/50 (Call 10/01/49)	35	35,095
6.20%, 01/15/38	85	92,953
Walmart Inc., 3.95%, 09/09/27 (Call 08/09/27)	30	29,392

		2,599,264

Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	5	3,934
3.10%, 06/01/51 (Call 12/01/50)	5	3,213
3.25%, 09/15/26 (Call 06/15/26)	5	4,765
3.50%, 06/01/32 (Call 03/01/32)	60	51,882
4.55%, 11/07/28 (Call 08/07/28)(a)	15	14,646
4.70%, 04/01/29 (Call 01/01/29)	50	48,881

		127,321

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	10	9,006
3.38%, 01/20/27 (Call 12/20/26)	30	27,205

		36,211

Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	35	28,967
2.95%, 09/01/27 (Call 06/01/27)	25	23,309
3.45%, 06/01/29 (Call 03/01/29)	10	9,296
3.75%, 09/01/47 (Call 03/01/47)	35	27,164
4.30%, 12/01/42 (Call 06/01/42)	5	4,366
4.30%, 09/01/45 (Call 03/01/45)	15	12,797
6.59%, 10/15/37	15	16,843
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	25	17,284
3.57%, 05/01/29 (Call 02/01/29)	115	106,610
5.30%, 05/01/52 (Call 11/01/51)	5	4,643

Security	Par (000)	Value

Water (continued)
United Utilities PLC, 6.88%, 08/15/28	$20	$21,186

		272,465

Total Corporate Bonds & Notes — 35.5% (Cost: $121,971,526)		117,150,007

Foreign Government Obligations(e)

Canada — 0.3%
Canada Government International Bond
0.75%, 05/19/26	5	4,596
3.75%, 04/26/28	25	24,375
Export Development Canada, 3.00%, 05/25/27	20	19,101
Hydro-Quebec, Series HK, 9.38%, 04/15/30	10	12,287
Province of Alberta Canada
1.00%, 05/20/25	50	47,607
1.30%, 07/22/30	55	45,122
3.30%, 03/15/28	15	14,285
Province of British Columbia Canada
0.90%, 07/20/26	85	77,775
1.30%, 01/29/31(a)	125	101,340
2.25%, 06/02/26	10	9,476
7.25%, 09/01/36	15	18,316
Province of Manitoba Canada, 2.13%, 06/22/26	65	61,298
Province of Ontario Canada
0.63%, 01/21/26	25	23,123
1.05%, 04/14/26	95	87,945
1.13%, 10/07/30	5	4,031
1.60%, 02/25/31	10	8,247
2.30%, 06/15/26	50	47,368
2.50%, 04/27/26	70	66,786
Province of Quebec Canada
0.60%, 07/23/25	215	202,409
1.35%, 05/28/30	60	49,650

		925,137

Chile — 0.1%
Chile Government International Bond
3.10%, 01/22/61 (Call 07/22/60)	25	15,647
3.25%, 09/21/71 (Call 03/21/71)	5	3,136
3.50%, 01/25/50 (Call 07/25/49)	200	144,927
3.86%, 06/21/47	10	7,840
4.95%, 01/05/36 (Call 10/05/35)	200	193,299

		364,849

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	25	28,640

Indonesia — 0.2%
Indonesia Government International Bond
2.15%, 07/28/31 (Call 04/28/31)	15	12,272
2.85%, 02/14/30	200	177,302
3.05%, 03/12/51	5	3,486
3.35%, 03/12/71	10	6,544
3.70%, 10/30/49	10	7,674
3.85%, 10/15/30	200	185,931
4.10%, 04/24/28	10	9,665
4.45%, 04/15/70	15	12,453
4.65%, 09/20/32 (Call 06/20/32)	200	193,175
4.85%, 01/11/33 (Call 10/11/32)	200	196,239

		804,741

58	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel — 0.1%
Israel Government International Bond, 4.50%, 01/17/33	$200	$185,941
State of Israel, 2.50%, 01/15/30	200	170,809

		356,750

Italy — 0.1%
Republic of Italy Government International Bond, 2.88%, 10/17/29	270	237,867

Japan — 0.2%
Japan Bank for International Cooperation
2.75%, 11/16/27	280	261,278
4.25%, 01/26/26	50	49,344
Japan International Cooperation Agency, 3.25%, 05/25/27	200	190,372

		500,994

Mexico — 0.4%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	200	165,598
4.15%, 03/28/27	200	195,001
4.28%, 08/14/41 (Call 02/14/41)	15	11,915
4.50%, 04/22/29	5	4,809
4.50%, 01/31/50 (Call 07/31/49)	200	155,595
4.60%, 01/23/46	250	199,459
4.75%, 03/08/44	25	20,641
4.88%, 05/19/33 (Call 02/19/33)	200	188,301
5.00%, 04/27/51 (Call 10/27/50)	10	8,322
5.55%, 01/21/45(a)	5	4,604
5.75%, 12/31/99	5	4,323
6.34%, 05/04/53 (Call 11/04/52)	200	195,396
6.75%, 09/27/34	15	15,818
7.50%, 04/08/33	5	5,612
11.50%, 05/15/26	5	5,696

		1,181,090

Panama — 0.1%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	10	5,589
4.50%, 04/01/56 (Call 10/01/55)	160	100,873
6.70%, 01/26/36	290	274,216
6.85%, 03/28/54 (Call 09/28/53)	5	4,403

		385,081

Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31 (Call 10/23/30)	180	153,113
2.78%, 12/01/60 (Call 06/01/60)	40	22,938
2.84%, 06/20/30	5	4,357
3.00%, 01/15/34 (Call 10/15/33)	150	121,948
3.23%, 12/31/99 (Call 01/28/2121)	5	2,858
4.13%, 08/25/27	25	24,173
6.55%, 03/14/37	85	91,680
8.75%, 11/21/33	31	38,055

		459,122

Philippines — 0.2%
Philippine Government International Bond
1.95%, 01/06/32	20	15,964
2.65%, 12/10/45	5	3,262
2.95%, 05/05/45	360	249,000
3.00%, 02/01/28	10	9,287
3.20%, 07/06/46	5	3,560
3.56%, 09/29/32	5	4,463
3.75%, 01/14/29	200	189,542

Security	Par (000)	Value

Philippines (continued)
4.20%, 03/29/47	$10	$8,342
9.50%, 02/02/30	100	122,718

		606,138

Poland — 0.0%
Republic of Poland Government International Bond
4.88%, 10/04/33 (Call 07/04/33)	22	21,540
5.50%, 04/04/53 (Call 10/04/52)	55	54,933
5.75%, 11/16/32 (Call 08/16/32)	60	62,557

		139,030

South Korea — 0.1%
Export-Import Bank of Korea
2.63%, 05/26/26	200	189,999
4.50%, 01/11/29	200	197,954

		387,953

Supranational — 1.5%
African Development Bank
0.88%, 03/23/26	135	124,961
3.38%, 07/07/25	5	4,898
4.38%, 11/03/27	76	75,732
4.38%, 03/14/28	30	29,915
Asian Development Bank
0.38%, 09/03/25	130	121,586
0.50%, 02/04/26	165	152,321
0.63%, 04/29/25	130	123,619
0.75%, 10/08/30	15	11,887
1.00%, 04/14/26	160	148,272
1.50%, 01/20/27	10	9,192
1.75%, 09/19/29(a)	15	13,061
1.88%, 01/24/30	45	39,086
2.00%, 04/24/26	105	99,309
3.13%, 08/20/27	200	191,377
3.88%, 06/14/33	50	47,972
4.00%, 01/12/33	80	77,601
4.25%, 01/09/26	5	4,957
4.50%, 08/25/28(a)	20	20,092
4.63%, 06/13/25	5	4,977
5.82%, 06/16/28	35	36,747
Asian Infrastructure Investment Bank (The)
0.50%, 01/27/26	40	36,912
3.38%, 06/29/25	25	24,469
3.75%, 09/14/27	5	4,870
4.00%, 01/18/28	10	9,809
Council of Europe Development Bank
0.88%, 09/22/26(a)	35	31,880
3.75%, 05/25/26	15	14,710
European Bank for Reconstruction & Development
0.50%, 05/19/25	5	4,736
0.50%, 11/25/25	20	18,582
0.50%, 01/28/26	15	13,856
4.38%, 03/09/28	5	4,987
European Investment Bank
0.38%, 12/15/25	25	23,141
0.38%, 03/26/26	475	435,453
0.75%, 10/26/26	20	18,133
0.75%, 09/23/30	35	27,902
1.25%, 02/14/31	40	32,695
1.63%, 10/09/29	35	30,289
1.63%, 05/13/31	10	8,348
2.13%, 04/13/26	25	23,745
2.75%, 08/15/25	15	14,556

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
3.25%, 11/15/27	$20	$19,192
3.75%, 02/14/33	455	434,733
3.88%, 03/15/28	35	34,307
4.88%, 02/15/36	10	10,368
Inter-American Development Bank
0.63%, 07/15/25	125	117,912
0.63%, 09/16/27	50	43,772
0.88%, 04/03/25	40	38,234
0.88%, 04/20/26	170	157,076
1.13%, 07/20/28	103	89,675
1.13%, 01/13/31	55	44,440
1.75%, 03/14/25	10	9,664
2.00%, 06/02/26	10	9,435
2.25%, 06/18/29	55	49,469
2.38%, 07/07/27	85	79,476
3.13%, 09/18/28	60	56,859
3.50%, 04/12/33	50	46,532
4.38%, 01/24/44	30	28,497
4.50%, 05/15/26	5	4,985
Inter-American Investment Corp., 4.13%, 02/15/28	5	4,912
International Bank for Reconstruction & Development
0.38%, 07/28/25	15	14,085
0.50%, 10/28/25	45	41,939
0.75%, 03/11/25	25	23,930
0.75%, 11/24/27	10	8,740
0.75%, 08/26/30	120	95,404
0.88%, 07/15/26	15	13,761
0.88%, 05/14/30	60	48,529
1.13%, 09/13/28	100	86,698
1.25%, 02/10/31	55	44,720
1.38%, 04/20/28	55	48,695
1.63%, 11/03/31	75	61,664
1.75%, 10/23/29	15	13,030
1.88%, 10/27/26(a)	89	83,111
2.50%, 07/29/25	65	62,884
2.50%, 11/22/27	45	42,018
2.50%, 03/29/32	150	130,991
3.13%, 06/15/27	230	220,660
3.50%, 07/12/28	30	28,938
3.63%, 09/21/29	5	4,815
3.88%, 02/14/30	15	14,591
4.00%, 07/25/30	5	4,888
4.00%, 01/10/31	100	97,578
4.75%, 11/14/33	55	56,496
International Finance Corp.
0.38%, 07/16/25(a)	5	4,701
0.75%, 10/08/26	199	180,694
0.75%, 08/27/30	25	19,917
2.13%, 04/07/26	35	33,247
4.50%, 07/13/28	5	5,022

		4,887,919

Uruguay — 0.1%
Uruguay Government International Bond
4.98%, 04/20/55	45	41,902
5.10%, 06/18/50	90	86,418
5.75%, 10/28/34 (Call 07/28/34)	70	73,596

		201,916

Total Foreign Government Obligations — 3.5% (Cost: $12,040,911)		11,467,227

Security	Par (000)	Value

Municipal Debt Obligations

California — 0.4%
Bay Area Toll Authority RB BAB, Series S1, 6.92%, 04/01/40	$75	$85,560
California State University RB, Class B, 2.72%, 11/01/52	70	46,815
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	20	23,710
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	100	106,225
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	25	30,176
Los Angeles Department of Water & Power RB BAB, Series A, 5.72%, 07/01/39	20	20,738
Los Angeles Unified School District/CA GO BAB, Series RY, 6.76%, 07/01/34	100	109,625
Regents of the University of California Medical Center Pooled Revenue RB, 3.01%, 05/15/50 (Call 11/15/49)	100	68,687
State of California GO
2.50%, 10/01/29	50	44,710
3.38%, 04/01/25	25	24,554
State of California GO BAB
7.30%, 10/01/39(a)	150	175,353
7.55%, 04/01/39(a)	50	60,753
7.60%, 11/01/40	95	117,528
University of California RB
Series AD, 4.86%, 05/15/2112	25	23,021
Series BD, 3.35%, 07/01/29	35	32,944
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	100	83,530
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	10	6,688
University of California RB BAB, 5.95%, 05/15/45	100	105,175

		1,165,792

Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	100	90,032

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	22,225

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49	45	41,319
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series A, 6.90%, 12/01/40	24	26,967
State of Illinois GO, 5.10%, 06/01/33(a)	200	197,015
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	43	46,249

		311,550

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	25	25,924

Michigan — 0.0%
Michigan Finance Authority RB, 3.38%, 12/01/40	25	20,381

New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority RB BAB, Series C, 5.75%, 12/15/28	50	50,521

60	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	$100	$116,886

		167,407

New York — 0.1%
City of New York GO BAB, Series F1, 6.27%, 12/01/37	100	107,807
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	49,090
New York City Municipal Water Finance Authority RB BAB, 5.44%, 06/15/43	50	50,861
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	15,548
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	85	85,983
Port Authority of New York & New Jersey RB 3.29%, 08/01/69	45	30,167
Series 174, 4.46%, 10/01/62	95	84,688
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	49,400

		473,544

Ohio — 0.0%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	45	60,090
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	24,562

		84,652

Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	50	50,791

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	75	73,009

Texas — 0.1%
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(a)	25	24,344
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	50	36,234
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49(a)	25	29,405
State of Texas GO BAB, 5.52%, 04/01/39(a)	65	67,976
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35	15	15,138
5.17%, 04/01/41	65	65,927

		239,024

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	25	19,962

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	45	45,390

Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36 (Call 05/01/27)	25	22,790

Total Municipal Debt Obligations — 0.8% (Cost: $3,076,128)		2,812,473

Security	Par (000)	Value

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.4%
Federal Home Loan Banks
0.38%, 09/04/25	$10	$9,361
0.50%, 04/14/25	10	9,520
3.13%, 09/12/25	10	9,734
3.25%, 06/09/28	90	86,213
3.25%, 11/16/28	990	947,804
5.50%, 07/15/36	35	38,245
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	225	255,022
Federal National Mortgage Association
0.63%, 04/22/25	500	476,203
0.88%, 08/05/30	500	403,042
1.63%, 01/07/25	400	388,519
1.88%, 09/24/26	475	445,135
5.63%, 07/15/37	286	315,478
6.25%, 05/15/29	50	54,452
6.63%, 11/15/30	100	112,884
7.25%, 05/15/30	35	40,490
Tennessee Valley Authority
3.50%, 12/15/42	67	54,442
5.25%, 09/15/39	215	222,710
5.50%, 06/15/38	10	10,657
5.88%, 04/01/36	50	55,648
6.15%, 01/15/38	285	320,618
7.13%, 05/01/30	190	216,465
Series A, 2.88%, 02/01/27	100	95,502

		4,568,144

U.S. Government Obligations — 57.4%
U.S. Treasury Note/Bond
0.25%, 05/31/25	300	283,148
0.25%, 06/30/25	300	282,305
0.25%, 07/31/25	250	234,424
0.25%, 08/31/25	30	27,946
0.25%, 09/30/25	400	372,641
0.25%, 10/31/25	300	278,578
0.38%, 04/30/25	400	379,453
0.38%, 11/30/25	400	371,094
0.38%, 12/31/25	350	323,791
0.38%, 01/31/26	400	368,828
0.38%, 07/31/27	350	305,922
0.38%, 09/30/27	500	434,531
0.50%, 03/31/25	400	381,188
0.50%, 02/28/26	550	507,031
0.50%, 06/30/27	450	396,316
0.50%, 08/31/27	600	525,375
0.50%, 10/31/27	500	435,273
0.63%, 07/31/26	300	273,516
0.63%, 03/31/27	100	89,234
0.63%, 11/30/27	300	261,727
0.63%, 12/31/27	610	530,605
0.63%, 05/15/30	350	281,012
0.63%, 08/15/30	775	617,033
0.75%, 03/31/26	400	369,844
0.75%, 04/30/26	700	645,203
0.75%, 05/31/26	400	367,719
0.75%, 08/31/26	300	273,656
0.75%, 01/31/28	850	741,227
0.88%, 06/30/26	500	460,078
0.88%, 09/30/26	500	456,641
1.00%, 07/31/28	700	607,961

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.13%, 02/28/25	$700	$673,477
1.13%, 10/31/26	400	366,625
1.13%, 02/28/27	300	272,555
1.13%, 02/29/28	400	353,375
1.13%, 08/31/28	300	261,398
1.13%, 02/15/31	1,000	815,469
1.13%, 05/15/40	1,150	709,586
1.13%, 08/15/40	400	244,375
1.25%, 11/30/26	700	642,469
1.25%, 12/31/26	700	641,375
1.25%, 03/31/28	400	354,438
1.25%, 04/30/28	200	176,813
1.25%, 05/31/28	550	485,160
1.25%, 06/30/28	680	598,559
1.25%, 09/30/28	800	699,563
1.25%, 08/15/31	1,100	890,656
1.25%, 05/15/50	390	198,108
1.38%, 10/31/28	600	526,828
1.38%, 11/15/31	1,620	1,315,237
1.38%, 11/15/40	780	495,178
1.38%, 08/15/50	1,150	603,750
1.50%, 02/15/25	950	918,049
1.50%, 08/15/26	630	586,146
1.50%, 01/31/27	400	368,250
1.50%, 11/30/28	500	440,820
1.63%, 02/15/26	400	377,625
1.63%, 05/15/26	400	375,438
1.63%, 09/30/26	300	279,398
1.63%, 10/31/26	300	278,672
1.63%, 11/30/26	300	278,273
1.63%, 05/15/31	920	771,219
1.63%, 11/15/50	760	426,906
1.75%, 03/15/25	900	870,152
1.75%, 01/31/29	600	533,391
1.75%, 08/15/41	780	519,553
1.88%, 07/31/26	200	188,000
1.88%, 02/28/27	500	464,570
1.88%, 02/28/29	300	267,914
1.88%, 02/15/32	1,300	1,091,797
1.88%, 02/15/41	850	585,703
1.88%, 02/15/51	500	299,453
1.88%, 11/15/51	630	375,638
2.00%, 02/15/25	1,175	1,140,989
2.00%, 08/15/25	400	384,203
2.00%, 11/15/26	650	609,426
2.00%, 11/15/41	500	346,094
2.00%, 02/15/50	580	361,231
2.00%, 08/15/51	700	431,375
2.13%, 05/15/25	250	241,836
2.13%, 05/31/26	500	474,219
2.25%, 11/15/25	350	335,836
2.25%, 03/31/26	500	476,875
2.25%, 02/15/27	300	282,070
2.25%, 08/15/27	250	233,066
2.25%, 11/15/27	400	371,406
2.25%, 05/15/41	750	547,617
2.25%, 08/15/46	265	179,993
2.25%, 02/15/52	680	445,081
2.38%, 04/30/26	500	477,422
2.38%, 05/15/27	500	470,039
2.38%, 03/31/29	900	822,516

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.38%, 05/15/29	$500	$456,172
2.38%, 02/15/42	550	404,336
2.38%, 11/15/49	300	204,094
2.38%, 05/15/51	470	317,323
2.50%, 03/31/27	400	378,250
2.50%, 02/15/45	395	286,313
2.50%, 02/15/46	300	215,297
2.50%, 05/15/46	260	186,103
2.63%, 04/15/25	500	487,168
2.63%, 05/31/27	400	378,688
2.63%, 07/31/29	400	368,500
2.75%, 02/28/25	400	391,125
2.75%, 05/15/25	400	389,828
2.75%, 08/31/25	200	194,031
2.75%, 04/30/27	400	380,594
2.75%, 07/31/27	600	569,156
2.75%, 02/15/28	300	282,820
2.75%, 05/31/29	402	373,080
2.75%, 08/15/32	700	624,969
2.75%, 08/15/42	190	147,784
2.75%, 11/15/42	300	232,500
2.75%, 08/15/47	200	148,688
2.75%, 11/15/47	620	460,059
2.88%, 04/30/25	400	390,578
2.88%, 05/31/25	230	224,349
2.88%, 06/15/25	400	389,906
2.88%, 07/31/25	200	194,633
2.88%, 11/30/25	200	193,859
2.88%, 05/15/28	200	188,984
2.88%, 08/15/28	500	471,250
2.88%, 04/30/29	300	280,734
2.88%, 05/15/32	700	632,844
2.88%, 05/15/43	400	314,813
2.88%, 08/15/45	200	154,438
2.88%, 11/15/46	150	114,773
2.88%, 05/15/49	300	226,828
2.88%, 05/15/52	1,070	806,178
3.00%, 07/15/25	400	390,203
3.00%, 09/30/25	200	194,594
3.00%, 10/31/25	400	388,813
3.00%, 05/15/42	200	162,063
3.00%, 11/15/44	200	158,656
3.00%, 05/15/45	200	158,188
3.00%, 11/15/45	140	110,316
3.00%, 02/15/47	200	156,281
3.00%, 05/15/47	100	78,031
3.00%, 02/15/48	770	598,434
3.00%, 08/15/48	850	659,547
3.00%, 02/15/49	150	116,250
3.00%, 08/15/52	870	673,027
3.13%, 08/15/25	900	878,660
3.13%, 08/31/27	600	575,813
3.13%, 11/15/28	600	570,469
3.13%, 08/31/29	250	235,957
3.13%, 02/15/43	820	673,041
3.13%, 08/15/44	300	243,422
3.13%, 05/15/48	350	278,141
3.25%, 06/30/27	600	579,141
3.25%, 06/30/29	250	237,832
3.25%, 05/15/42	400	336,500
3.38%, 05/15/33	1,700	1,586,312

62	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.38%, 08/15/42	$450	$384,820
3.38%, 11/15/48	6,340	5,266,162
3.50%, 09/15/25	1,100	1,078,859
3.50%, 01/31/28	1,400	1,358,000
3.50%, 04/30/28	1,000	969,062
3.50%, 01/31/30	800	767,687
3.50%, 04/30/30	1,100	1,053,937
3.50%, 02/15/33	2,250	2,122,734
3.50%, 02/15/39	800	727,375
3.63%, 05/15/26	880	862,675
3.63%, 03/31/28	1,000	973,906
3.63%, 05/31/28	700	681,461
3.63%, 03/31/30	200	193,047
3.63%, 08/15/43	300	264,469
3.63%, 02/15/53	810	708,497
3.63%, 05/15/53	950	831,695
3.75%, 04/15/26	400	393,219
3.75%, 12/31/28	1,400	1,368,281
3.75%, 05/31/30	300	291,305
3.75%, 06/30/30	300	291,234
3.75%, 12/31/30	600	581,531
3.75%, 11/15/43	200	179,344
3.88%, 03/31/25	1,200	1,185,656
3.88%, 04/30/25	800	790,250
3.88%, 01/15/26	500	492,891
3.88%, 11/30/27	200	196,688
3.88%, 12/31/27	300	295,008
3.88%, 09/30/29	200	196,031
3.88%, 11/30/29	200	195,953
3.88%, 12/31/29	700	685,617
3.88%, 08/15/33	1,940	1,882,103
3.88%, 02/15/43	750	686,953
3.88%, 05/15/43	850	777,352
4.00%, 12/15/25	700	691,469
4.00%, 02/15/26	500	494,063
4.00%, 01/15/27	2,000	1,976,562
4.00%, 02/29/28	1,100	1,086,508
4.00%, 06/30/28	2,800	2,766,312
4.00%, 01/31/29(a)	1,400	1,383,812
4.00%, 10/31/29	200	197,188
4.00%, 02/28/30	900	886,711
4.00%, 07/31/30	2,600	2,559,781
4.00%, 02/15/34	800	784,375
4.00%, 11/15/42	300	280,125
4.00%, 11/15/52	1,050	983,555
4.13%, 06/15/26	17,500	17,337,305
4.13%, 09/30/27	600	595,172
4.13%, 07/31/28	2,600	2,581,719
4.13%, 08/31/30	11,450	11,348,023
4.13%, 11/15/32	1,050	1,039,008
4.13%, 08/15/53	3,320	3,180,975
4.25%, 05/31/25	450	446,291
4.25%, 10/15/25	2,600	2,578,977
4.25%, 02/28/29	800	800,062
4.25%, 02/28/31	700	699,234
4.25%, 02/15/54	400	392,625
4.38%, 08/15/26	1,000	996,719
4.38%, 12/15/26	1,050	1,047,949
4.38%, 08/31/28	10,850	10,884,754
4.38%, 11/30/28	1,800	1,807,734

Security	Par (000)	Value

U.S. Government Obligations (continued)
4.38%, 11/30/30	$1,270	$1,277,144
4.38%, 02/15/38	840	849,450
4.38%, 08/15/43	5,880	5,758,725
4.50%, 11/15/25	700	697,266
4.50%, 07/15/26	5,500	5,495,703
4.50%, 11/15/33	1,750	1,783,359
4.50%, 05/15/38	900	919,969
4.50%, 08/15/39	200	203,125
4.63%, 02/28/25(a)	800	796,625
4.63%, 06/30/25	1,000	996,797
4.63%, 03/15/26	300	300,000
4.63%, 10/15/26	900	903,023
4.63%, 11/15/26	1,000	1,003,750
4.63%, 09/30/28	600	608,109
4.63%, 09/30/30	200	203,938
4.75%, 07/31/25	800	799,000
4.75%, 02/15/37	60	63,328
4.75%, 11/15/43	400	411,750
4.75%, 11/15/53	1,200	1,277,625
4.88%, 10/31/28	600	614,672
4.88%, 10/31/30(a)	700	723,844
5.00%, 05/15/37	90	97,088
6.50%, 11/15/26	100	104,953
6.88%, 08/15/25	300	308,695

		189,396,039

Total U.S. Government & Agency Obligations — 58.8% (Cost: $204,143,121)		193,964,183

Total Long-Term Investments — 98.6% (Cost: $341,231,686)		325,393,890

	Shares

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(f)(g)(h)	7,236,146	7,236,146

Total Short-Term Securities — 2.2% (Cost: $7,236,146)		7,236,146

Total Investments — 100.8% (Cost: $348,467,832)		332,630,036

Liabilities in Excess of Other Assets — (0.8)%		(2,491,651)

Net Assets — 100.0%		$330,138,385

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 29, 2024	iShares® Government/Credit Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$2,750,845	$4,485,301	(a)	$—	$—	$—	$7,236,146	7,236,146	$79,051	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$117,150,007	$—	$117,150,007
Foreign Government Obligations	—	11,467,227	—	11,467,227
Municipal Debt Obligations	—	2,812,473	—	2,812,473
U.S. Government & Agency Obligations	—	193,964,183	—	193,964,183
Short-Term Securities
Money Market Funds	7,236,146	—	—	7,236,146

	$7,236,146	$325,393,890	$—	$332,630,036

See notes to financial statements.

64	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$100	$83,292
4.65%, 10/01/28 (Call 07/01/28)	135	132,200
4.75%, 03/30/30 (Call 12/30/29)	180	175,057
5.38%, 06/15/33 (Call 03/15/33)	105	103,884
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	130	111,171
2.60%, 08/01/31 (Call 05/01/31)	210	176,276
4.20%, 06/01/30 (Call 03/01/30)	155	146,639
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	433	419,453

		1,347,972

Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 03/11/24)	1,190	1,117,396
2.25%, 06/15/26 (Call 03/15/26)	110	102,405
2.60%, 10/30/25 (Call 07/30/25)	65	61,963
2.70%, 02/01/27 (Call 12/01/26)	250	232,666
2.75%, 02/01/26 (Call 01/01/26)	335	318,069
2.80%, 03/01/27 (Call 12/01/26)	130	120,650
2.95%, 02/01/30 (Call 11/01/29)	185	161,808
3.10%, 05/01/26 (Call 03/01/26)	165	157,057
3.20%, 03/01/29 (Call 12/01/28)	223	201,562
3.25%, 02/01/28 (Call 12/01/27)	120	111,235
3.25%, 03/01/28 (Call 12/01/27)	130	120,130
3.45%, 11/01/28 (Call 08/01/28)	130	119,738
3.63%, 02/01/31 (Call 11/01/30)	295	264,093
4.88%, 05/01/25 (Call 04/01/25)	759	752,372
5.04%, 05/01/27 (Call 03/01/27)	525	520,145
5.15%, 05/01/30 (Call 02/01/30)	993	976,246
6.13%, 02/15/33	90	93,359
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	155	142,695
2.13%, 08/15/26 (Call 05/15/26)	200	187,140
2.25%, 06/01/31 (Call 03/01/31)	110	92,261
2.63%, 11/15/27 (Call 08/15/27)	71	65,665
3.25%, 04/01/25 (Call 03/01/25)	241	235,952
3.50%, 05/15/25 (Call 03/15/25)	205	201,066
3.50%, 04/01/27 (Call 02/01/27)	235	226,116
3.63%, 04/01/30 (Call 01/01/30)	262	244,476
3.75%, 05/15/28 (Call 02/15/28)	285	274,251
HEICO Corp.
5.25%, 08/01/28 (Call 07/01/28)	15	15,095
5.35%, 08/01/33 (Call 05/01/33)	55	54,667
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	90	85,684
4.95%, 08/15/25 (Call 05/15/25)	70	69,082
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	155	124,621
2.90%, 12/15/29 (Call 09/15/29)	170	150,666
3.83%, 04/27/25 (Call 01/27/25)	265	260,052
3.85%, 12/15/26 (Call 09/15/26)	215	207,673
4.40%, 06/15/28 (Call 03/15/28)	323	313,699
5.40%, 01/15/27	260	261,691
5.40%, 07/31/33 (Call 04/30/33)	250	250,156
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	115	96,150
3.55%, 01/15/26 (Call 10/15/25)	319	310,798
3.90%, 06/15/32 (Call 03/15/32)	200	185,395

Security	Par (000)	Value

Aerospace & Defense (continued)
4.50%, 02/15/29 (Call 01/15/29)	$110	$108,076
4.95%, 10/15/25 (Call 09/15/25)	130	129,817
5.10%, 11/15/27 (Call 10/15/27)	255	257,721
5.25%, 01/15/33 (Call 10/15/32)	255	259,877
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	249	237,270
3.25%, 01/15/28 (Call 10/15/27)	400	375,084
4.40%, 05/01/30 (Call 02/01/30)	230	221,639
4.60%, 02/01/29 (Call 01/01/29)	150	147,001
4.70%, 03/15/33 (Call 12/15/32)	245	236,315
4.90%, 06/01/34 (Call 03/01/34)	150	146,078
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	245	195,065
2.25%, 07/01/30 (Call 04/01/30)	260	220,040
2.38%, 03/15/32 (Call 12/15/31)	235	190,455
2.65%, 11/01/26 (Call 08/01/26)	165	155,270
3.13%, 05/04/27 (Call 02/04/27)	278	262,363
3.50%, 03/15/27 (Call 12/15/26)	280	267,600
3.95%, 08/16/25 (Call 06/16/25)	407	399,228
4.13%, 11/16/28 (Call 08/16/28)	640	614,669
5.00%, 02/27/26 (Call 01/27/26)	140	139,642
5.15%, 02/27/33 (Call 11/27/32)	300	296,929
5.75%, 11/08/26 (Call 10/08/26)	265	268,857
5.75%, 01/15/29 (Call 12/15/28)	140	144,124
6.00%, 03/15/31 (Call 01/15/31)	215	223,957
6.10%, 03/15/34 (Call 12/15/33)	225	237,901
7.20%, 08/15/27	12	12,822
7.50%, 09/15/29	85	94,352

		15,328,097

Agriculture — 0.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	265	255,769
2.45%, 02/04/32 (Call 11/04/31)	410	328,193
2.63%, 09/16/26 (Call 06/16/26)	183	171,920
3.40%, 05/06/30 (Call 02/06/30)	175	157,500
4.40%, 02/14/26 (Call 12/14/25)	245	241,076
4.80%, 02/14/29 (Call 11/14/28)	216	212,161
6.20%, 11/01/28 (Call 10/01/28)	115	119,395
6.88%, 11/01/33 (Call 08/01/33)	105	113,076
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	278	261,751
2.90%, 03/01/32 (Call 12/01/31)	145	123,566
3.25%, 03/27/30 (Call 12/27/29)	255	230,701
4.50%, 08/15/33 (Call 05/15/33)(a)	35	33,358
5.94%, 10/01/32	100	105,772
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	395	349,450
2.73%, 03/25/31 (Call 12/25/30)	285	234,957
3.22%, 09/06/26 (Call 07/06/26)	186	176,213
3.46%, 09/06/29 (Call 06/06/29)	135	122,146
3.56%, 08/15/27 (Call 05/15/27)	213	201,123
4.70%, 04/02/27 (Call 02/02/27)	425	415,780
4.74%, 03/16/32 (Call 12/16/31)	211	198,449
4.91%, 04/02/30 (Call 01/02/30)	210	203,995
5.83%, 02/20/31 (Call 12/20/30)	45	44,836
6.00%, 02/20/34 (Call 11/20/33)	40	39,611
6.34%, 08/02/30 (Call 06/02/30)	180	185,773
6.42%, 08/02/33 (Call 05/02/33)(a)	260	266,861
7.75%, 10/19/32 (Call 07/19/32)	150	167,259
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	440	407,693

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.45%, 03/16/28 (Call 02/16/28)	$245	$236,301
5.93%, 02/02/29 (Call 01/02/29)	225	229,679
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	175	165,662
2.75%, 05/14/31 (Call 02/14/31)	285	242,477
3.25%, 08/15/26 (Call 05/15/26)	130	123,939
3.75%, 09/25/27 (Call 06/25/27)	162	154,987
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	215	196,437
1.50%, 05/01/25 (Call 04/01/25)	271	259,685
1.75%, 11/01/30 (Call 08/01/30)	200	161,562
2.10%, 05/01/30 (Call 02/01/30)	170	143,259
2.75%, 02/25/26 (Call 11/25/25)	240	229,237
3.13%, 08/17/27 (Call 05/17/27)	120	112,827
3.13%, 03/02/28 (Call 12/02/27)	120	111,461
3.38%, 08/11/25 (Call 05/11/25)	170	165,769
3.38%, 08/15/29 (Call 05/15/29)	186	170,762
4.75%, 02/12/27	150	148,113
4.88%, 02/13/26	375	373,160
4.88%, 02/15/28 (Call 01/15/28)	275	273,390
4.88%, 02/13/29 (Call 01/13/29)	150	147,402
5.00%, 11/17/25	220	219,255
5.13%, 11/17/27 (Call 10/17/27)	435	435,653
5.13%, 02/15/30 (Call 12/15/29)	375	373,178
5.13%, 02/13/31 (Call 12/13/30)	150	147,594
5.25%, 09/07/28 (Call 08/07/28)	100	100,726
5.25%, 02/13/34 (Call 11/13/33)	150	146,556
5.38%, 02/15/33 (Call 11/15/32)	425	423,295
5.50%, 09/07/30 (Call 07/07/30)	110	110,983
5.63%, 11/17/29 (Call 09/17/29)	325	332,800
5.63%, 09/07/33 (Call 06/07/33)	355	358,284
5.75%, 11/17/32 (Call 08/17/32)	305	310,871
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	461	453,976

		12,427,664

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28(a)	32	29,617
Series 2015-2, Class AA, 3.60%, 03/22/29	39	36,300
Series 2016-1, Class AA, 3.58%, 07/15/29	45	41,985
Series 2016-2, Class AA, 3.20%, 12/15/29(a)	199	181,783
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	50	45,656
Series 2017-1, Class AA, 3.65%, 02/15/29	33	30,649
Series 2017-2, Class AA, 3.35%, 04/15/31	116	105,671
Series 2019-1, Class AA, 3.15%, 08/15/33	43	37,766
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	8	7,054
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	137	124,723
Series 2019-1, Class AA, 2.75%, 11/15/33	12	10,361
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	125	108,048
3.00%, 11/15/26 (Call 08/15/26)	145	136,860
3.45%, 11/16/27 (Call 08/16/27)	30	28,203
5.13%, 06/15/27 (Call 04/15/27)	475	473,395
5.25%, 05/04/25 (Call 04/04/25)	330	329,055
United Airlines Pass Through Trust 5.80%, 07/15/37	166	167,403
Series 2013-1, Class A, 4.30%, 02/15/27	121	118,467
Series 2014-1, Class A, 4.00%, 10/11/27	49	47,341
Series 2014-2, Class A, 3.75%, 03/03/28	136	129,857

Security	Par (000)	Value

Airlines (continued)
Series 2016-1, Class AA, 3.10%, 01/07/30	$105	$95,405
Series 2016-2, Class AA, 2.88%, 04/07/30	86	77,405
Series 2018-1, Class AA, 3.50%, 09/01/31	80	72,758
Series 2019, Class AA, 4.15%, 02/25/33	74	68,360
Series 2019-2, Class AA, 2.70%, 11/01/33(a)	29	24,813
Series 2020-1, 5.88%, 04/15/29	426	428,417
Series 2020-1, Class B, 4.88%, 07/15/27(a)	94	92,995

		3,050,347

Alternate Investments — 0.0%
Oaktree Strategic Credit Fund, 8.40%, 11/14/28 (Call 10/14/28)(b)	50	52,462

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	310	291,631
2.40%, 03/27/25 (Call 02/27/25)	123	119,551
2.75%, 03/27/27 (Call 01/27/27)	303	285,697
2.85%, 03/27/30 (Call 12/27/29)	439	394,608
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	135	133,109
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	205	182,269
3.75%, 09/15/25 (Call 07/15/25)	120	117,279
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	120	97,276
4.13%, 07/15/27 (Call 04/15/27)	122	115,863
4.25%, 04/01/25 (Call 01/01/25)(a)	20	19,692
7.00%, 11/27/26	190	195,131
7.05%, 11/27/25	115	117,150
7.35%, 11/27/28 (Call 10/27/28)	210	219,743
7.70%, 11/27/30 (Call 09/27/30)	135	143,414
7.85%, 11/27/33 (Call 08/27/33)	290	313,768
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	195	187,077
2.80%, 04/23/27 (Call 02/23/27)	105	95,203
2.95%, 04/23/30 (Call 01/23/30)	195	160,853

		3,189,314

Auto Manufacturers — 0.9%
American Honda Finance Corp.
1.00%, 09/10/25	110	103,373
1.20%, 07/08/25	265	251,349
1.30%, 09/09/26	230	209,990
1.80%, 01/13/31	85	69,791
2.00%, 03/24/28	170	152,267
2.25%, 01/12/29	240	213,120
2.30%, 09/09/26	155	145,381
2.35%, 01/08/27	190	177,254
3.50%, 02/15/28	220	208,926
4.60%, 04/17/30	140	137,115
4.70%, 01/12/28	145	144,262
4.75%, 01/12/26	50	49,673
4.90%, 01/10/34	95	92,663
4.95%, 01/09/26	150	149,544
5.00%, 05/23/25	80	79,790
5.13%, 07/07/28	150	151,214
5.25%, 07/07/26	110	110,773
5.65%, 11/15/28	205	210,785
5.80%, 10/03/25	155	156,518
5.85%, 10/04/30	150	156,091
Series A, 4.60%, 04/17/25	150	148,978
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	165	154,775

66	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
1.50%, 09/01/30 (Call 06/01/30)	$255	$205,978
4.90%, 02/20/29 (Call 01/20/29)	40	39,801
5.15%, 02/20/34 (Call 11/20/33)	25	24,975
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	640	525,370
4.35%, 12/08/26 (Call 09/08/26)	75	72,845
6.10%, 08/19/32 (Call 05/19/32)(a)	475	473,693
6.63%, 10/01/28	180	188,027
7.45%, 07/16/31	245	263,894
9.63%, 04/22/30 (Call 01/22/30)	45	52,611
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	210	194,956
2.90%, 02/16/28 (Call 12/16/27)	210	188,256
2.90%, 02/10/29 (Call 12/10/28)	215	187,356
3.38%, 11/13/25 (Call 10/13/25)	410	393,450
3.63%, 06/17/31 (Call 03/17/31)	245	208,818
3.82%, 11/02/27 (Call 08/02/27)	45	41,977
4.00%, 11/13/30 (Call 08/13/30)	365	322,646
4.13%, 08/04/25	20	19,517
4.13%, 08/17/27 (Call 06/17/27)	370	349,708
4.27%, 01/09/27 (Call 11/09/26)	35	33,525
4.39%, 01/08/26	315	306,464
4.54%, 08/01/26 (Call 06/01/26)	25	24,228
4.95%, 05/28/27 (Call 04/28/27)	210	204,156
5.11%, 05/03/29 (Call 02/03/29)	400	385,529
5.13%, 06/16/25 (Call 05/16/25)	35	34,654
5.80%, 03/05/27 (Call 02/05/27)	200	199,720
6.05%, 03/05/31 (Call 01/05/31)	200	199,098
6.80%, 05/12/28 (Call 04/12/28)	420	433,489
6.80%, 11/07/28 (Call 10/07/28)	400	414,208
6.95%, 03/06/26 (Call 02/06/26)	235	239,243
6.95%, 06/10/26 (Call 05/10/26)	10	10,195
7.12%, 11/07/33 (Call 08/07/33)	200	213,371
7.20%, 06/10/30 (Call 04/10/30)	190	200,412
7.35%, 11/04/27 (Call 10/04/27)	265	276,903
7.35%, 03/06/30 (Call 01/06/30)	295	312,372
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	195	187,806
5.00%, 10/01/28 (Call 07/01/28)	192	190,703
5.40%, 10/15/29 (Call 08/15/29)	230	229,244
5.60%, 10/15/32 (Call 07/15/32)	365	363,943
6.13%, 10/01/25 (Call 09/01/25)	528	532,359
6.80%, 10/01/27 (Call 08/01/27)	160	167,072
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	300	278,002
1.50%, 06/10/26 (Call 05/10/26)	185	169,471
2.35%, 02/26/27 (Call 01/26/27)	270	247,542
2.35%, 01/08/31 (Call 10/08/30)	208	169,509
2.40%, 04/10/28 (Call 02/10/28)	200	178,276
2.40%, 10/15/28 (Call 08/15/28)	210	184,508
2.70%, 08/20/27 (Call 06/20/27)	145	133,022
2.70%, 06/10/31 (Call 03/10/31)	265	218,045
2.75%, 06/20/25 (Call 05/20/25)	315	304,018
3.10%, 01/12/32 (Call 10/12/31)	325	271,438
3.60%, 06/21/30 (Call 03/21/30)	256	229,588
3.80%, 04/07/25	170	166,641
3.85%, 01/05/28 (Call 10/05/27)	90	85,427
4.00%, 10/06/26 (Call 07/06/26)	220	212,685
4.30%, 07/13/25 (Call 04/13/25)	50	49,174
4.30%, 04/06/29 (Call 02/06/29)	250	237,102
4.35%, 04/09/25 (Call 02/09/25)	350	345,476

Security	Par (000)	Value

Auto Manufacturers (continued)
4.35%, 01/17/27 (Call 10/17/26)	$297	$289,055
5.00%, 04/09/27 (Call 03/09/27)	295	291,878
5.25%, 03/01/26 (Call 12/01/25)	332	330,943
5.40%, 04/06/26	195	195,095
5.40%, 05/08/27	35	35,039
5.65%, 01/17/29 (Call 10/17/28)	85	85,658
5.75%, 02/08/31 (Call 12/08/30)	35	34,899
5.80%, 06/23/28 (Call 05/23/28)	315	319,522
5.80%, 01/07/29 (Call 12/07/28)	365	369,818
5.85%, 04/06/30 (Call 02/06/30)	185	187,604
6.00%, 01/09/28 (Call 12/09/27)	240	245,266
6.05%, 10/10/25	300	302,350
6.10%, 01/07/34 (Call 10/07/33)	175	176,772
6.40%, 01/09/33 (Call 10/09/32)	275	285,575
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	70	67,945
2.53%, 03/10/27 (Call 02/10/27)	10	9,344
2.97%, 03/10/32 (Call 12/10/31)	260	228,293
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	385	467,154
PACCAR Financial Corp.
1.10%, 05/11/26	155	142,882
2.00%, 02/04/27	95	87,644
2.85%, 04/07/25	80	78,123
3.55%, 08/11/25	40	39,174
4.45%, 03/30/26	190	188,328
4.60%, 01/10/28	140	139,262
4.60%, 01/31/29	100	99,025
4.95%, 10/03/25	185	184,665
5.05%, 08/10/26	30	30,115
5.20%, 11/09/26	110	110,953
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	310	287,800
2.36%, 03/25/31 (Call 12/25/30)(a)	128	110,284
2.76%, 07/02/29	70	64,468
3.67%, 07/20/28(a)	70	67,878
5.12%, 07/13/28 (Call 06/13/28)	80	81,519
5.12%, 07/13/33 (Call 04/13/33)(a)	90	94,324
5.28%, 07/13/26 (Call 06/13/26)	60	60,421
Toyota Motor Credit Corp.
0.80%, 10/16/25	185	172,911
0.80%, 01/09/26	50	46,373
1.13%, 06/18/26	305	279,875
1.15%, 08/13/27	105	93,022
1.65%, 01/10/31	160	129,823
1.90%, 01/13/27	205	188,778
1.90%, 04/06/28	235	209,991
1.90%, 09/12/31	235	190,938
2.15%, 02/13/30	75	64,434
2.40%, 01/13/32(a)	30	25,091
3.00%, 04/01/25	427	417,208
3.05%, 03/22/27	435	412,509
3.05%, 01/11/28	180	169,446
3.20%, 01/11/27	215	205,412
3.38%, 04/01/30	235	215,997
3.40%, 04/14/25	205	200,902
3.65%, 08/18/25	225	220,457
3.65%, 01/08/29	90	85,161
3.95%, 06/30/25	215	211,733
4.45%, 05/18/26	190	187,997
4.45%, 06/29/29	210	206,196

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.55%, 09/20/27	$125	$123,934
4.55%, 05/17/30	165	161,554
4.63%, 01/12/28	355	353,006
4.65%, 01/05/29	100	98,934
4.70%, 01/12/33	120	118,332
4.80%, 01/05/26	100	99,573
4.80%, 01/05/34	25	24,368
5.00%, 08/14/26	210	209,960
5.25%, 09/11/28	100	101,434
5.40%, 11/10/25	210	211,293
5.40%, 11/20/26	175	176,764
5.45%, 11/10/27	250	254,954
5.55%, 11/20/30	235	242,577
5.60%, 09/11/25	80	80,673

		27,646,813

Auto Parts & Equipment — 0.0%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	80	77,309
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)	230	198,328
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	323	298,131
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	125	101,758
3.50%, 05/30/30 (Call 02/28/30)	100	89,364
3.80%, 09/15/27 (Call 06/15/27)	128	122,505
4.25%, 05/15/29 (Call 02/15/29)	90	85,640
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	75	64,508
4.15%, 10/01/25 (Call 07/01/25)	173	169,813
5.50%, 03/21/33 (Call 12/21/32)	115	117,803

		1,325,159

Banks — 9.4%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	165	161,368
4.75%, 01/18/27	250	249,125
5.09%, 12/08/25	250	250,114
5.38%, 07/03/25	260	260,794
5.67%, 10/03/25	260	262,349
Banco Bilbao Vizcaya Argentaria SA 1.13%, 09/18/25	350	327,161
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(c)	360	359,884
7.88%, 11/15/34 (Call 11/15/33), (1-year CMT + 3.300%)(c)	200	213,044
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(c)	225	203,488
1.85%, 03/25/26	440	408,332
2.75%, 05/28/25	260	250,836
2.75%, 12/03/30	315	256,528
2.96%, 03/25/31	200	170,339
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(c)	225	185,722
3.31%, 06/27/29	285	258,215
3.49%, 05/28/30	260	232,978
3.80%, 02/23/28	215	202,511
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(c)	285	272,824
4.25%, 04/11/27	235	226,432
4.38%, 04/12/28	275	264,231
5.15%, 08/18/25	405	401,898

Security	Par (000)	Value

Banks (continued)
5.18%, 11/19/25	$545	$537,391
5.29%, 08/18/27	315	312,579
5.59%, 08/08/28	410	413,177
6.53%, 11/07/27 (Call 11/07/26), (1-year CMT + 1.650%)(c)	205	209,764
6.61%, 11/07/28	265	278,444
6.92%, 08/08/33	425	441,531
6.94%, 11/07/33	430	468,795
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(c)	568	529,171
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(c)	695	658,012
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(c)	1,290	1,182,562
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(c)	585	474,597
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(c)	580	468,028
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(c)	685	601,115
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(c)	905	732,130
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(c)	535	422,558
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(c)	810	690,543
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(c)	535	494,782
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(c)	837	686,796
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(c)	695	592,436
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(c)	1,140	954,159
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(c)	463	408,014
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(c)	930	781,034
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(c)	585	526,343
3.25%, 10/21/27 (Call 10/21/26)	641	605,486
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(c)	695	678,682
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(c)	1,363	1,273,692
3.50%, 04/19/26	668	647,254
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(c)	643	618,403
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(c)	465	440,322
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(c)	466	443,812
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(c)	565	542,805
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(c)	650	567,476
3.88%, 08/01/25	450	442,809
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(c)	571	543,163

68	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(c)	$682	$640,964
4.25%, 10/22/26	502	490,931
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(c)	670	643,701
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(c)	500	486,654
4.45%, 03/03/26	462	454,365
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(c)	1,005	945,842
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(c)	500	495,719
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(c)	670	663,260
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(c)	1,255	1,222,600
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(c)	690	685,584
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(c)	795	790,500
5.29%, 04/25/34 (Call 04/25/33), (1-day SOFR + 1.910%)(c)	1,230	1,212,264
5.47%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.650%)(c)	475	473,736
5.82%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.570%)(c)	630	642,234
5.87%, 09/15/34 (Call 09/15/33), (1-day SOFR + 1.840%)(c)	930	953,707
5.93%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.340%)(c)	305	309,289
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(c)	405	417,552
Series L, 3.95%, 04/21/25	605	595,000
Series L, 4.18%, 11/25/27 (Call 11/25/26)	462	446,131
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(c)	635	589,546
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(c)	455	380,599
Bank of America NA
5.53%, 08/18/26 (Call 07/18/26)	290	292,799
5.65%, 08/18/25 (Call 07/18/25)	380	382,686
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(c)	260	239,893
1.25%, 09/15/26	435	395,889
1.85%, 05/01/25	345	331,477
2.65%, 03/08/27	325	303,228
3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(c)	210	170,078
3.70%, 06/07/25	355	347,813
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(c)	295	271,345
5.20%, 02/01/28 (Call 01/01/28)	290	291,075
5.27%, 12/11/26	145	145,349
5.30%, 06/05/26	290	290,702
5.72%, 09/25/28 (Call 08/25/28)	230	235,819
5.92%, 09/25/25	180	181,855
Series H, 4.70%, 09/14/27 (Call 08/14/27)	265	262,340
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	205	189,083
1.05%, 10/15/26 (Call 09/15/26)	165	149,042

Security	Par (000)	Value

Banks (continued)
1.60%, 04/24/25 (Call 03/24/25)	$254	$244,009
1.65%, 07/14/28 (Call 05/14/28)	139	121,761
1.65%, 01/28/31 (Call 10/28/30)	185	148,908
1.80%, 07/28/31 (Call 04/28/31)	174	140,316
2.05%, 01/26/27 (Call 12/26/26)	245	226,065
2.45%, 08/17/26 (Call 05/17/26)	197	185,213
2.50%, 01/26/32 (Call 10/26/31)	165	137,663
2.80%, 05/04/26 (Call 02/04/26)	137	130,782
3.00%, 10/30/28 (Call 07/30/28)	130	119,198
3.25%, 05/16/27 (Call 02/16/27)	150	142,474
3.30%, 08/23/29 (Call 05/23/29)	149	136,700
3.40%, 01/29/28 (Call 10/29/27)	181	171,198
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(c)	246	235,118
3.85%, 04/28/28	175	168,790
3.85%, 04/26/29 (Call 02/26/29)	100	95,728
3.95%, 11/18/25 (Call 10/18/25)	147	143,839
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(c)	130	125,887
4.29%, 06/13/33 (Call 06/13/32), (1-day SOFR + 1.418%)(c)	80	74,699
4.41%, 07/24/26 (Call 07/24/25), (1-day SOFR + 1.345%)(c)	205	202,187
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(a)(c)	135	132,523
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(c)	120	117,194
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.511%)(c)	210	200,888
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(c)	250	248,696
4.97%, 04/26/34 (Call 04/26/33), (1-day SOFR + 1.606%)(c)	180	175,396
5.15%, 05/22/26 (Call 05/22/25), (1-day SOFR + 1.067%)(c)	35	34,914
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(c)	160	163,847
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(c)	365	378,511
6.32%, 10/25/29 (Call 10/25/28), (1-day SOFR + 1.598%)(c)	195	204,301
6.47%, 10/25/34 (Call 10/25/33), (1-day SOFR + 1.845%)(c)	175	189,322
Series J, 1.90%, 01/25/29 (Call 11/25/28)	65	56,888
Bank of Nova Scotia (The)
1.05%, 03/02/26	275	253,577
1.30%, 06/11/25	310	294,637
1.30%, 09/15/26 (Call 06/15/26)	265	241,193
1.35%, 06/24/26	115	105,551
1.95%, 02/02/27	60	55,068
2.15%, 08/01/31	121	98,874
2.45%, 02/02/32	205	168,165
2.70%, 08/03/26	305	288,011
2.95%, 03/11/27	135	127,082
3.45%, 04/11/25	375	367,205
4.50%, 12/16/25	289	284,025
4.59%, 05/04/37 (Call 02/04/32), (5-year CMT + 2.050%)(c)	260	232,719
4.75%, 02/02/26	255	253,055
4.85%, 02/01/30	340	335,375
5.25%, 06/12/28	120	120,598

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.35%, 12/07/26	$235	$235,929
5.45%, 06/12/25	320	320,223
5.65%, 02/01/34	110	111,734
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(c)	100	83,199
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	90	87,615
5.13%, 06/11/30 (Call 03/11/30)	65	59,361
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(c)	460	420,408
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(c)	230	191,248
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(c)	260	212,275
2.85%, 05/07/26 (Call 05/07/25), (1-day SOFR + 2.714%)(c)	460	444,703
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(c)	320	260,579
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(c)	200	167,819
3.65%, 03/16/25	525	514,046
4.34%, 01/10/28 (Call 01/10/27)	330	317,018
4.38%, 01/12/26	585	572,951
4.84%, 05/09/28 (Call 05/07/27)	390	375,420
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(c)	355	345,151
5.09%, 06/20/30 (Call 06/20/29), (3-mo. LIBOR US + 3.054%)(c)	345	326,557
5.20%, 05/12/26	570	563,094
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(c)	285	283,246
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(c)	390	387,852
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(c)	240	237,090
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(c)	595	596,212
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(c)	410	415,045
6.49%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.220%)(c)	245	252,443
6.50%, 09/13/27 (Call 09/13/26), (1-day SOFR + 1.880%)(c)	20	20,348
6.69%, 09/13/34 (Call 09/13/33), (1-day SOFR + 2.620%)(c)	200	209,143
7.12%, 06/27/34 (Call 06/27/33), (1-day SOFR + 3.570%)(c)	315	326,647
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(c)	350	358,475
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(c)	385	406,883
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(c)	455	497,873
BPCE SA, 3.38%, 12/02/26	252	241,585
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	90	84,126
1.25%, 06/22/26 (Call 05/22/26)	193	176,928
3.30%, 04/07/25	410	400,522
3.45%, 04/07/27 (Call 03/07/27)(a)	195	185,852
3.60%, 04/07/32 (Call 03/07/32)	210	187,471

Security	Par (000)	Value

Banks (continued)
3.95%, 08/04/25	$350	$343,161
5.00%, 04/28/28 (Call 03/28/28)	175	174,369
5.14%, 04/28/25	175	174,404
5.62%, 07/17/26	105	106,013
5.93%, 10/02/26	150	152,656
5.99%, 10/03/28 (Call 09/03/28)	150	155,379
6.09%, 10/03/33 (Call 07/03/33)	210	218,070
Citibank NA
5.49%, 12/04/26 (Call 11/04/26)	470	473,954
5.80%, 09/29/28 (Call 08/29/28)	560	576,838
5.86%, 09/29/25 (Call 08/29/25)	370	374,401
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(c)	595	548,487
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(c)	555	508,602
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(c)	550	446,366
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(c)	820	674,998
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(c)	821	694,446
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(c)	535	458,717
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(c)	528	465,789
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(c)	755	634,344
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(c)	560	524,613
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(c)	843	820,648
3.20%, 10/21/26 (Call 07/21/26)	680	645,822
3.29%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(c)	255	249,048
3.30%, 04/27/25	419	409,718
3.40%, 05/01/26	473	455,105
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(c)	520	488,449
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(c)	496	470,173
3.70%, 01/12/26	503	489,709
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(c)	805	713,261
3.88%, 03/26/25	260	255,024
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(c)	600	576,552
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(c)	605	567,260
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(c)	456	435,089
4.13%, 07/25/28	480	455,545
4.30%, 11/20/26	247	240,588
4.40%, 06/10/25	501	493,710
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(c)	915	864,535
4.45%, 09/29/27	892	864,185
4.60%, 03/09/26	360	354,078
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(c)	310	304,348

70	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(c)	$620	$593,867
5.17%, 02/13/30 (Call 02/13/29), (1-day SOFR + 1.364%)(c)	245	242,509
5.50%, 09/13/25	329	328,218
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(c)	625	625,720
5.83%, 02/13/35 (Call 02/13/34), (1-day SOFR + 2.056%)(c)	450	440,184
5.88%, 02/22/33	200	203,492
6.00%, 10/31/33	170	175,728
6.17%, 05/25/34 (Call 05/25/33), (1-day SOFR + 2.661%)(c)	345	347,368
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(c)	740	776,678
6.63%, 01/15/28	45	47,699
6.63%, 06/15/32	325	346,121
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	265	253,913
4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(c)	250	238,082
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	250	240,234
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	87	72,116
2.64%, 09/30/32 (Call 07/02/32)	120	90,855
2.85%, 07/27/26 (Call 04/27/26)	155	144,834
3.25%, 04/30/30 (Call 01/30/30)	190	164,375
4.30%, 12/03/25 (Call 11/03/25)	85	82,808
5.64%, 05/21/37 (Call 05/21/32), (5-year CMT + 2.750%)(c)	50	45,772
Comerica Bank, 4.00%, 07/27/25	20	19,386
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	110	98,879
Commonwealth Bank of Australia/New York, 5.32%, 03/13/26	250	251,307
Cooperatieve Rabobank UA
3.75%, 07/21/26	355	340,271
4.38%, 08/04/25	345	338,297
Cooperatieve Rabobank UA/NY
3.38%, 05/21/25	30	29,378
5.50%, 07/18/25	95	95,431
5.50%, 10/05/26	250	252,805
Credit Suisse AG/New York
1.25%, 08/07/26	370	336,029
2.95%, 04/09/25	495	480,759
5.00%, 07/09/27	290	287,255
7.50%, 02/15/28	470	506,239
Deutsche Bank AG
4.10%, 01/13/26	141	137,460
4.50%, 04/01/25	200	196,163
Deutsche Bank AG/New York 1.69%, 03/19/26	195	181,700
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(c)	490	459,433
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(c)	390	354,241
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(c)	325	296,012
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(c)	340	281,003

Security	Par (000)	Value

Banks (continued)
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(c)	$440	$381,150
3.73%, 01/14/32 (Call 10/14/30), (1-day SOFR + 2.757%)(c)	240	196,898
3.74%, 01/07/33 (Call 10/07/31), (1-day SOFR + 2.257%)(c)	230	185,155
4.10%, 01/13/26	105	102,498
4.16%, 05/13/25	170	167,313
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(c)	220	203,454
5.37%, 09/09/27	85	85,078
5.88%, 07/08/31 (Call 04/08/30), (1-day SOFR + 5.438%)(c)	200	190,375
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(c)	320	320,668
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(c)	330	338,958
6.82%, 11/20/29 (Call 11/20/28), (1-day SOFR + 2.510%)(c)	260	268,815
7.08%, 02/10/34 (Call 11/10/32), (1-day SOFR + 3.650%)(c)	230	229,586
7.15%, 07/13/27 (Call 07/13/26), (1-day SOFR + 2.520%)(c)	240	246,331
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	250	211,976
3.45%, 07/27/26 (Call 04/27/26)	270	256,028
4.25%, 03/13/26	20	19,424
4.65%, 09/13/28 (Call 06/13/28)	60	57,288
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(c)	100	89,705
2.55%, 05/05/27 (Call 04/05/27)	205	188,227
3.95%, 03/14/28 (Call 02/14/28)	180	170,994
4.06%, 04/25/28 (Call 04/25/27), (1-day SOFR + 1.355%)(c)	125	118,228
4.34%, 04/25/33 (Call 04/25/32), (1-day SOFR + 1.660%)(c)	85	76,984
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(c)	300	286,049
5.63%, 01/29/32 (Call 01/29/31), (1-day SOFR + 1.840%)(c)	70	69,444
6.34%, 07/27/29 (Call 07/27/28), (1-day SOFR + 2.340%)(c)	120	123,228
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(c)	245	249,661
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	250	229,222
3.85%, 03/15/26 (Call 02/15/26)	70	67,316
3.95%, 07/28/25 (Call 06/28/25)	200	195,551
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3-mo. SOFR + 2.465%)(c)	100	95,833
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	15	14,022
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	45	43,804
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	20	20,264
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	50	49,098
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(c)	455	421,592
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(c)	675	623,931

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(c)	$585	$531,744
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(c)	930	851,622
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(c)	587	470,619
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(c)	925	752,704
2.60%, 02/07/30 (Call 11/07/29)	479	415,564
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(c)	880	731,411
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(c)	685	634,631
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(c)	695	573,153
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(c)	930	788,147
3.50%, 04/01/25 (Call 03/01/25)	827	809,913
3.50%, 11/16/26 (Call 11/16/25)	640	613,881
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(c)	752	717,069
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(c)	545	519,859
3.75%, 05/22/25 (Call 02/22/25)	521	510,957
3.75%, 02/25/26 (Call 11/25/25)	477	465,081
3.80%, 03/15/30 (Call 12/15/29)	573	532,770
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(c)	607	573,400
3.85%, 01/26/27 (Call 01/26/26)	728	703,406
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(c)	761	729,688
4.25%, 10/21/25	471	462,538
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(c)	205	201,212
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(c)	575	560,946
5.80%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.075%)(c)	545	547,972
5.95%, 01/15/27	205	209,213
6.13%, 02/15/33	265	284,185
6.48%, 10/24/29 (Call 10/24/28), (1-day SOFR + 1.770%)(c)	400	419,253
6.56%, 10/24/34 (Call 10/24/33), (1-day SOFR + 1.950%)(c)	300	324,106
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(c)	465	425,656
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(c)	470	448,457
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(c)	465	412,031
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(c)	205	196,057
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(c)	450	390,679
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(c)	595	544,628
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(c)	355	291,337
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(c)	765	632,128

Security	Par (000)	Value

Banks (continued)
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(c)	$335	$285,014
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(c)	500	411,473
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(c)	270	262,459
3.90%, 05/25/26	595	576,554
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(c)	695	643,860
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(c)	570	546,152
4.25%, 08/18/25	425	416,230
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(c)	640	627,548
4.30%, 03/08/26	695	680,018
4.38%, 11/23/26	275	267,496
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(c)	605	581,998
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(c)	510	497,956
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(c)	510	467,889
4.95%, 03/31/30	590	577,694
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(c)	525	519,969
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(c)	675	663,218
5.55%, 03/04/30 (Call 03/04/29), (1-day SOFR + 1.460%)(c)	400	399,671
5.72%, 03/04/35 (Call 03/04/34), (1-day SOFR + 1.780%)(c)	400	398,591
5.89%, 08/14/27 (Call 08/14/26), (1-day SOFR + 1.570%)(c)	515	518,173
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(c)	460	469,934
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(a)(c)	610	633,008
6.55%, 06/20/34 (Call 06/20/33), (1-day SOFR + 2.980%)(c)	440	447,837
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(c)	460	473,382
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(c)	440	465,822
7.40%, 11/13/34 (Call 11/13/33), (1-day SOFR + 3.020%)(c)	385	412,493
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(c)	200	225,204
HSBC USA Inc.
5.29%, 03/04/27	200	200,160
5.63%, 03/17/25	200	200,219
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(c)	75	56,606
2.55%, 02/04/30 (Call 11/04/29)	213	179,278
4.00%, 05/15/25 (Call 04/15/25)	140	137,468
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(c)	185	177,656
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(c)	85	80,331
6.21%, 08/21/29 (Call 08/21/28), (1-day SOFR + 2.020%)(c)	155	157,649

72	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(c)	$250	$241,000
5.65%, 01/10/30 (Call 11/10/29)	105	104,541
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	238,459
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(c)	45	41,648
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(c)	200	168,239
3.95%, 03/29/27	480	462,144
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(c)	400	383,928
4.05%, 04/09/29	215	203,314
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(c)	220	202,267
4.55%, 10/02/28	265	258,338
6.08%, 09/11/27 (Call 09/11/26), (1-day SOFR + 1.560%)(c)	230	232,612
6.11%, 09/11/34 (Call 09/11/33), (1-day SOFR + 2.090%)(c)	295	304,370
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(c)	450	414,686
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(c)	620	576,780
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(c)	575	522,478
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(c)	800	739,437
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(c)	330	265,714
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(c)	730	587,051
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(c)	365	351,826
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(c)	445	391,825
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(c)	880	846,803
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(c)	330	300,564
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(c)	650	555,265
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(c)	780	642,468
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(c)	850	710,665
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(c)	855	750,079
2.95%, 10/01/26 (Call 07/01/26)	708	672,942
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(c)	380	355,843
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(c)	610	529,578
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(c)	925	781,040
3.20%, 06/15/26 (Call 03/15/26)	520	500,203
3.30%, 04/01/26 (Call 01/01/26)	663	639,438

Security	Par (000)	Value

Banks (continued)
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(c)	$533	$502,098
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(c)	585	555,786
3.63%, 12/01/27 (Call 12/01/26)	306	290,805
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(c)	605	563,155
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(c)	640	614,406
3.90%, 07/15/25 (Call 04/15/25)	560	550,458
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.507%)(c)	463	451,836
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(c)	492	469,734
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(c)	780	768,334
4.13%, 12/15/26	484	472,458
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(c)	572	549,499
4.25%, 10/01/27	358	350,174
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(c)	605	590,479
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(c)	558	539,646
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(c)	685	657,725
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(c)	435	421,345
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(c)	660	626,701
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(c)	790	781,224
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(c)	1,145	1,110,866
5.01%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.310%)(c)	575	568,954
5.04%, 01/23/28 (Call 01/23/27), (1-day SOFR + 1.190%)(c)	265	263,586
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(c)	565	566,530
5.34%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.620%)(c)	135	134,317
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(c)	1,130	1,124,131
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(c)	875	885,781
6.07%, 10/22/27 (Call 10/22/26), (1-day SOFR + 1.330%)(c)	455	463,672
6.09%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.570%)(c)	525	542,708
6.25%, 10/23/34 (Call 10/23/33), (1-day SOFR + 1.810%)(c)	765	812,041
7.63%, 10/15/26	125	132,819
7.75%, 07/15/25	65	67,341
8.00%, 04/29/27	160	173,991
8.75%, 09/01/30	110	129,543
JPMorgan Chase Bank NA, 5.11%, 12/08/26 (Call 11/08/26)	300	300,332
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	30	27,403
KeyBank NA/Cleveland OH
3.30%, 06/01/25	250	240,376

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.40%, 05/20/26	$250	$234,972
3.90%, 04/13/29 (Call 03/13/29)	250	222,079
4.15%, 08/08/25	250	242,088
4.90%, 08/08/32	250	219,353
5.85%, 11/15/27 (Call 10/16/27)	250	246,612
KeyCorp
2.25%, 04/06/27	175	156,099
2.55%, 10/01/29	203	169,851
4.10%, 04/30/28	135	126,358
4.15%, 10/29/25	143	138,642
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(c)	25	22,578
Korea Development Bank (The)
0.80%, 07/19/26	95	86,075
1.00%, 09/09/26	20	18,111
2.00%, 09/12/26(a)	270	250,758
2.00%, 10/25/31	65	53,127
2.25%, 02/24/27	40	37,113
3.00%, 01/13/26	230	221,928
Kreditanstalt fuer Wiederaufbau
0.38%, 07/18/25	1,380	1,297,143
0.63%, 01/22/26	1,010	936,153
0.75%, 09/30/30	185	147,340
1.00%, 10/01/26	1,125	1,029,395
1.75%, 09/14/29	598	521,915
2.00%, 05/02/25	938	906,066
2.88%, 04/03/28	807	760,172
3.00%, 05/20/27	325	310,496
3.13%, 06/10/25	360	351,852
3.63%, 04/01/26	175	171,397
3.75%, 02/15/28	670	653,160
3.88%, 06/15/28	350	342,442
4.00%, 03/15/29	1,200	1,179,476
4.13%, 07/15/33	820	801,516
4.63%, 08/07/26	395	395,208
4.75%, 10/29/30	325	331,939
5.13%, 09/29/25	420	421,634
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	480	444,087
0.88%, 09/03/30	245	196,110
1.75%, 07/27/26	385	360,071
2.38%, 06/10/25	220	212,874
3.88%, 09/28/27	290	284,163
3.88%, 06/14/28	50	48,924
5.00%, 10/24/33	97	101,365
Series 37, 2.50%, 11/15/27	180	167,947
Series 40, 0.50%, 05/27/25	325	307,481
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(c)	150	137,588
3.51%, 03/18/26 (Call 03/18/25), (1-year CMT + 1.600%)(c)	435	424,619
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(c)	385	359,063
3.75%, 01/11/27	295	283,019
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(c)	220	208,468
4.38%, 03/22/28	315	304,231
4.45%, 05/08/25	390	384,922
4.55%, 08/16/28	265	257,104
4.58%, 12/10/25	315	308,636

Security	Par (000)	Value

Banks (continued)
4.65%, 03/24/26	$440	$431,105
4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(c)	300	295,977
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(c)	270	256,584
5.46%, 01/05/28 (Call 01/05/27), (1-year CMT + 1.375%)(c)	200	199,210
5.68%, 01/05/35 (Call 01/05/34), (1-year CMT + 1.750%)(c)	400	394,785
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(c)	270	272,626
5.99%, 08/07/27 (Call 08/07/26), (1-year CMT + 1.480%)(c)	355	357,459
7.95%, 11/15/33 (Call 08/15/32), (1-year CMT + 3.750%)(c)	215	239,682
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(c)	175	166,800
5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(c)	180	165,444
7.41%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.800%)(c)	260	272,738
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (Call 12/27/25)	280	272,619
4.70%, 01/27/28 (Call 12/27/27)	115	110,617
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	430	407,405
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(c)	370	338,532
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(c)	320	291,463
2.05%, 07/17/30	25	20,740
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(c)	540	442,316
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(c)	355	327,749
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(c)	140	115,657
2.56%, 02/25/30	300	259,969
2.76%, 09/13/26	315	296,980
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(c)	220	185,490
3.20%, 07/18/29	435	395,141
3.29%, 07/25/27	240	226,954
3.68%, 02/22/27	280	269,872
3.74%, 03/07/29	395	372,943
3.78%, 03/02/25	234	230,214
3.84%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.125%)(c)	205	201,060
3.85%, 03/01/26	505	492,305
3.96%, 03/02/28	281	270,661
4.05%, 09/11/28	230	222,600
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(c)	275	265,723
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(c)	150	140,306
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(c)	385	382,244
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(c)	440	434,836

74	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.24%, 04/19/29 (Call 04/19/28), (1-year CMT + 1.700%)(c)	$215	$215,461
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(c)	55	55,139
5.41%, 04/19/34 (Call 04/19/33), (1-year CMT + 1.970%)(c)	60	60,632
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(c)	300	302,135
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(c)	215	217,443
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(c)	230	232,212
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(c)	200	199,801
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(c)	270	246,678
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(c)	25	22,887
1.98%, 09/08/31 (Call 09/08/30), (3-mo. SOFR + 1.532%)(c)	90	72,966
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(c)	220	177,464
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(c)	355	293,618
2.23%, 05/25/26 (Call 05/25/25), (3-mo. SOFR + 1.092%)(c)	200	191,850
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(c)	215	173,702
2.56%, 09/13/31	225	182,323
2.59%, 05/25/31 (Call 05/25/30), (3-mo. SOFR + 1.332%)(c)	115	97,829
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(c)	200	193,050
2.84%, 09/13/26	253	238,376
2.87%, 09/13/30 (Call 09/13/29), (3-mo. SOFR + 1.572%)(c)	200	175,873
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(c)	140	125,567
3.17%, 09/11/27	285	266,445
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(c)	120	108,548
3.66%, 02/28/27	225	215,356
4.02%, 03/05/28	360	346,095
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(c)	290	277,890
5.38%, 05/26/30 (Call 05/26/29), (1-year CMT + 1.120%)(c)	200	200,040
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(c)	220	220,940
5.58%, 05/26/35 (Call 05/26/34), (1-year CMT + 1.300%)(c)	200	200,501
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(c)	200	202,970
5.74%, 05/27/31 (Call 05/27/30), (1-year CMT + 1.650%)(c)	15	15,231
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(c)	200	204,170
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(c)	200	203,764

Security	Par (000)	Value

Banks (continued)
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(c)	$305	$310,545
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(c)	580	535,165
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(c)	690	631,073
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(c)	775	714,506
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(c)	710	562,193
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(c)	680	539,782
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(c)	735	707,351
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(c)	895	721,570
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(c)	530	490,257
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(c)	695	546,159
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(c)	575	470,934
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(c)	785	679,541
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(c)	635	532,686
3.13%, 07/27/26	709	676,003
3.59%, 07/22/28 (Call 07/22/27)(c)	736	696,514
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(c)	700	635,639
3.63%, 01/20/27	688	663,326
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(c)	781	738,144
3.88%, 01/27/26	719	701,523
3.95%, 04/23/27	524	504,340
4.00%, 07/23/25	720	707,694
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(c)	480	464,528
4.35%, 09/08/26	533	521,007
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(c)	699	671,230
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(c)	495	489,772
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(c)	505	484,616
5.00%, 11/24/25	470	467,221
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(c)	365	363,703
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(c)	640	636,165
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(c)	545	541,202
5.17%, 01/16/30 (Call 01/16/29), (1-day SOFR + 1.450%)(c)	590	586,334
5.25%, 04/21/34 (Call 04/21/33), (1-day SOFR + 1.870%)(c)	785	770,527
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(c)	405	387,301
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(c)	625	621,960

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(c)	$240	$240,995
5.47%, 01/18/35 (Call 01/18/34), (1-day SOFR + 1.730%)(c)	150	149,849
5.94%, 02/07/39 (Call 02/07/34), (5-year CMT + 1.800%)(c)	215	211,774
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(c)	485	483,560
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(c)	135	136,598
6.25%, 08/09/26	75	76,760
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(c)	465	480,643
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(c)	760	805,530
6.41%, 11/01/29 (Call 11/01/28), (1-day SOFR + 1.830%)(c)	390	406,891
6.63%, 11/01/34 (Call 11/01/33), (1-day SOFR + 2.050%)(c)	465	504,597
7.25%, 04/01/32	325	370,363
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	395	392,546
4.95%, 01/14/28 (Call 01/14/27), (1-day SOFR + 1.080%)(c)	250	248,594
5.48%, 07/16/25 (Call 06/16/25)	270	271,081
5.88%, 10/30/26 (Call 09/30/26)	250	254,575
National Australia Bank Ltd.
4.75%, 12/10/25	250	248,815
4.79%, 01/10/29	250	248,346
National Australia Bank Ltd./New York
2.50%, 07/12/26	275	259,448
3.38%, 01/14/26	335	324,962
3.91%, 06/09/27	80	77,558
4.90%, 06/13/28	250	249,420
4.94%, 01/12/28	270	269,886
4.97%, 01/12/26	80	79,851
5.20%, 05/13/25	370	370,191
National Bank of Canada, 5.60%, 12/18/28	250	252,463
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(c)	340	310,773
3.03%, 11/28/35 (Call 08/28/30), (5-year CMT + 2.350%)(c)	200	164,683
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(c)	230	213,474
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(c)	315	298,002
4.80%, 04/05/26	315	311,102
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(c)	395	384,362
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(c)	405	395,945
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(c)	235	234,805
5.58%, 03/01/28 (Call 03/01/27), (1-year CMT + 1.100%)(c)	200	200,156
5.78%, 03/01/35 (Call 03/01/34), (1-year CMT + 1.500%)(c)	200	199,784
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(c)	220	222,218

Security	Par (000)	Value

Banks (continued)
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(c)	$95	$95,377
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(c)	200	203,914
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(c)	310	318,489
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	180	151,710
3.15%, 05/03/29 (Call 02/03/29)	167	154,563
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(c)	72	66,778
3.65%, 08/03/28 (Call 05/03/28)	101	96,572
3.95%, 10/30/25	203	199,116
4.00%, 05/10/27 (Call 04/10/27)	215	208,806
6.13%, 11/02/32 (Call 08/02/32)	180	189,062
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	214	199,756
0.50%, 02/02/26	195	179,910
2.88%, 05/23/25	55	53,578
3.63%, 09/09/27	35	33,997
4.13%, 01/20/26	100	98,812
4.13%, 01/18/29	500	494,122
4.25%, 03/01/28	45	44,610
4.63%, 11/03/25	80	79,648
5.00%, 10/23/26	55	55,547
PNC Bank NA
2.70%, 10/22/29	210	180,937
3.10%, 10/25/27 (Call 09/25/27)	310	287,987
3.25%, 06/01/25 (Call 05/02/25)	275	267,657
3.25%, 01/22/28 (Call 12/23/27)	250	232,152
3.88%, 04/10/25 (Call 03/10/25)	275	269,766
4.05%, 07/26/28	280	264,820
4.20%, 11/01/25 (Call 10/02/25)	82	80,073
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	265	240,482
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(c)	539	438,693
2.55%, 01/22/30 (Call 10/24/29)	390	334,660
2.60%, 07/23/26 (Call 05/23/26)	270	253,839
3.15%, 05/19/27 (Call 04/19/27)	273	256,944
3.45%, 04/23/29 (Call 01/23/29)	369	340,725
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(c)	60	55,582
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(c)	345	340,860
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(c)	285	273,820
5.30%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.342%)(c)	120	119,850
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.620%)(c)	280	279,857
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(c)	357	359,264
5.68%, 01/22/35 (Call 01/22/34), (1-day SOFR + 1.902%)(c)	70	70,164
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(c)	167	167,215
5.94%, 08/18/34 (Call 08/18/33), (1-day SOFR + 1.946%)(c)	200	203,636
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(c)	475	487,628

76	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.62%, 10/20/27 (Call 10/20/26), (1-day SOFR + 1.730%)(c)	$250	$256,676
6.88%, 10/20/34 (Call 10/20/33), (1-day SOFR + 2.284%)(c)	375	406,488
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	80	68,133
2.25%, 05/18/25 (Call 04/18/25)	185	177,142
Royal Bank of Canada
0.88%, 01/20/26	326	301,789
1.15%, 06/10/25	385	365,758
1.15%, 07/14/26	215	196,419
1.20%, 04/27/26	405	372,699
1.40%, 11/02/26	269	244,460
2.05%, 01/21/27	60	55,373
2.30%, 11/03/31	350	286,653
3.38%, 04/14/25	185	181,177
3.63%, 05/04/27	265	253,966
3.88%, 05/04/32	190	173,071
4.24%, 08/03/27	305	297,150
4.65%, 01/27/26	352	348,488
4.88%, 01/12/26	250	248,982
4.88%, 01/19/27	150	149,259
4.90%, 01/12/28	185	184,391
4.95%, 04/25/25	200	199,492
4.95%, 02/01/29	150	149,016
5.00%, 02/01/33	355	348,938
5.00%, 05/02/33(a)	220	216,626
5.15%, 02/01/34	140	137,704
5.20%, 07/20/26	280	280,876
5.20%, 08/01/28	230	231,250
6.00%, 11/01/27	280	288,314
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(c)	250	226,093
3.24%, 10/05/26 (Call 08/05/26)	118	110,565
3.45%, 06/02/25 (Call 05/02/25)	180	174,550
4.40%, 07/13/27 (Call 04/14/27)	229	219,465
4.50%, 07/17/25 (Call 04/17/25)	290	284,297
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(c)	130	129,689
6.17%, 01/09/30 (Call 01/09/29), (1-day SOFR + 2.500%)(c)	95	94,688
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(c)	160	162,487
6.57%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.700%)(c)	135	137,495
7.66%, 11/09/31 (Call 11/09/30), (1-day SOFR + 3.280%)(c)	145
		154,891
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(c)	225	210,761
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(c)	225	204,536
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(c)	175	159,365
2.90%, 03/15/32 (Call 03/15/31), (1-day SOFR + 1.475%)(c)	200	168,455
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(c)	210	196,020
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(c)	245	251,306

Security	Par (000)	Value

Banks (continued)
6.83%, 11/21/26 (Call 11/21/25), (1-day SOFR + 2.749%)(c)	$340	$345,004
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(c)	140	128,148
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(c)	160	147,190
2.20%, 03/03/31	240	198,410
2.40%, 01/24/30	206	180,051
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(c)	160	132,804
2.65%, 05/19/26(a)	295	280,533
2.90%, 03/30/26 (Call 03/30/25), (1-day SOFR + 2.600%)(c)	105	102,248
3.15%, 03/30/31 (Call 03/30/30), (1-day SOFR + 2.650%)(c)	135	120,047
3.55%, 08/18/25	245	240,023
4.14%, 12/03/29 (Call 12/03/28), (3-mo. SOFR + 1.292%)(c)	95	91,044
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(c)	184	169,911
4.42%, 05/13/33 (Call 05/13/32), (1-day SOFR + 1.605%)(c)	100	94,306
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(c)	110	106,038
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(c)	220	219,186
5.16%, 05/18/34 (Call 05/18/33), (1-day SOFR + 1.890%)(c)	140	138,194
5.27%, 08/03/26 (Call 07/03/26)	104	104,340
5.68%, 11/21/29 (Call 11/21/28), (1-day SOFR + 1.484%)(c)	205	209,587
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(c)	105	105,457
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(c)	85	86,957
6.12%, 11/21/34 (Call 11/21/33), (1-day SOFR + 1.958%)(c)	125	129,233
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	300	277,395
1.40%, 09/17/26	460	419,044
1.47%, 07/08/25	110	104,562
1.71%, 01/12/31	200	159,214
1.90%, 09/17/28	380	330,610
2.13%, 07/08/30	80	66,499
2.14%, 09/23/30	205	168,363
2.17%, 01/14/27	40	36,932
2.22%, 09/17/31	285	231,167
2.47%, 01/14/29	200	177,904
2.63%, 07/14/26	463	437,089
2.72%, 09/27/29	200	176,115
2.75%, 01/15/30	365	319,122
3.01%, 10/19/26	350	331,354
3.04%, 07/16/29	600	539,345
3.20%, 09/17/29	165	148,369
3.35%, 10/18/27	185	174,491
3.36%, 07/12/27	465	440,691
3.45%, 01/11/27	312	298,800
3.54%, 01/17/28	245	232,050
3.78%, 03/09/26	355	345,301
3.94%, 07/19/28	90	86,136

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.31%, 10/16/28	$250	$244,593
5.46%, 01/13/26	500	501,551
5.52%, 01/13/28	70	71,105
5.71%, 01/13/30	325	333,000
5.72%, 09/14/28	310	316,919
5.77%, 01/13/33	395	407,528
5.78%, 07/13/33	200	206,824
5.80%, 07/13/28	235	241,366
5.85%, 07/13/30	210	216,231
5.88%, 07/13/26	220	223,238
Synchrony Bank, 5.63%, 08/23/27 (Call 07/23/27)	250	243,247
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	250	240,819
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)	85	83,498
Toronto-Dominion Bank (The)
0.75%, 09/11/25	280	262,357
0.75%, 01/06/26	300	277,490
1.15%, 06/12/25	225	213,573
1.20%, 06/03/26	364	333,949
1.25%, 09/10/26	375	341,668
1.95%, 01/12/27(a)	215	197,886
2.00%, 09/10/31	230	187,166
2.45%, 01/12/32	115	95,064
2.80%, 03/10/27	335	314,176
3.20%, 03/10/32	350	305,322
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(c)	315	300,620
3.77%, 06/06/25	415	407,601
4.11%, 06/08/27	387	375,578
4.46%, 06/08/32	465	443,229
4.69%, 09/15/27	355	350,949
5.10%, 01/09/26	65	65,084
5.16%, 01/10/28	95	95,284
5.26%, 12/11/26	135	135,822
5.52%, 07/17/28	270	274,320
5.53%, 07/17/26	240	242,130
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	480	461,218
2.25%, 03/11/30 (Call 12/11/29)	315	258,730
3.30%, 05/15/26 (Call 04/15/26)	315	299,995
3.63%, 09/16/25 (Call 08/16/25)	50	48,507
3.80%, 10/30/26 (Call 09/30/26)	75	71,626
4.05%, 11/03/25 (Call 09/03/25)	85	83,181
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	284	247,183
1.20%, 08/05/25 (Call 07/03/25)	145	136,391
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(c)	410	376,338
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(c)	330	283,420
1.95%, 06/05/30 (Call 03/05/30)	180	147,019
3.70%, 06/05/25 (Call 05/05/25)	255	249,387
3.88%, 03/19/29 (Call 02/16/29)	150	138,136
4.00%, 05/01/25 (Call 03/01/25)	234	229,765
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(c)	310	297,849
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(c)	335	328,147
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(c)	330	321,162

Security	Par (000)	Value

Banks (continued)
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(c)	$290	$266,490
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(c)	240	227,585
5.44%, 01/24/30 (Call 01/24/29), (1-day SOFR + 1.620%)(c)	115	113,855
5.71%, 01/24/35 (Call 01/24/34), (1-day SOFR + 1.922%)(c)	195	193,356
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(c)	405	404,944
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(c)	385	385,853
6.05%, 06/08/27 (Call 06/08/26), (1-day SOFR + 2.050%)(c)	160	161,551
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(c)	170	172,825
7.16%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.446%)(c)	270	285,826
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	330	261,559
1.45%, 05/12/25 (Call 04/11/25)	325	310,985
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(c)	300	274,780
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(c)	125	96,619
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(c)	285	232,622
3.00%, 07/30/29 (Call 04/30/29)	205	181,543
3.10%, 04/27/26 (Call 03/27/26)(a)	213	203,382
3.90%, 04/26/28 (Call 03/24/28)	257	245,985
3.95%, 11/17/25 (Call 10/17/25)	164	160,449
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(c)	450	439,353
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(c)	445	432,455
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(c)	450	423,541
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(c)	405	378,976
5.38%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.560%)(c)	100	99,436
5.68%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.860%)(c)	400	399,104
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(c)	365	366,540
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(c)	420	424,295
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(c)	301	303,333
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(c)	390	393,805
6.79%, 10/26/27 (Call 10/26/26), (1-day SOFR + 1.880%)(c)	190	196,256
Series V, 2.38%, 07/22/26 (Call 06/22/26)	335	313,936
Series X, 3.15%, 04/27/27 (Call 03/27/27)	308	290,804
UBS AG/London
1.25%, 06/01/26	225	206,320
5.65%, 09/11/28	350	356,976
5.80%, 09/11/25	225	226,590
UBS Group AG
3.75%, 03/26/25	435	425,990

78	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.55%, 04/17/26	$425	$417,432
Wachovia Corp., 7.57%, 08/01/26(d)	85	89,144
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	100	90,852
Wells Fargo & Co.
2.19%, 04/30/26 (Call 04/30/25), (1-day SOFR + 2.000%)(c)	625	599,698
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(c)	757	690,498
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(c)	675	575,773
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(c)	795	696,618
3.00%, 04/22/26	804	767,146
3.00%, 10/23/26	796	752,118
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(c)	590	561,580
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(c)	985	845,138
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(c)	920	872,298
3.55%, 09/29/25(a)	643	626,403
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(c)	697	660,174
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(c)	623	610,977
4.10%, 06/03/26	566	551,043
4.15%, 01/24/29 (Call 10/24/28)	587	561,822
4.30%, 07/22/27	548	531,963
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(c)	575	547,230
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(c)	410	404,364
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(c)	685	672,884
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(c)	1,050	1,004,532
5.20%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.500%)(c)	435	431,250
5.39%, 04/24/34 (Call 04/24/33), (1-day SOFR + 2.020%)(c)	910	895,220
5.50%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.780%)(c)	340	337,865
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(c)	1,035	1,031,054
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(c)	955	961,648
6.30%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.790%)(c)	635	658,108
6.49%, 10/23/34 (Call 10/23/33), (1-day SOFR + 2.060%)(c)	775	824,257
Series B, 7.95%, 11/15/29	90	100,236
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/15/25)	250	248,680
5.25%, 12/11/26 (Call 11/09/26)	550	551,964
5.45%, 08/07/26 (Call 07/07/26)	530	534,669
5.55%, 08/01/25 (Call 07/01/25)	310	311,276
Westpac Banking Corp.
1.15%, 06/03/26	385	353,779
1.95%, 11/20/28	426	373,657
2.15%, 06/03/31	275	227,836

Security	Par (000)	Value

Banks (continued)
2.65%, 01/16/30	$305	$270,334
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(c)	255	207,777
2.70%, 08/19/26	270	256,035
2.85%, 05/13/26	360	343,996
3.02%, 11/18/36 (Call 11/18/31), (5-year CMT + 1.530%)(c)	210	170,956
3.35%, 03/08/27	303	289,776
3.40%, 01/25/28	297	281,241
3.74%, 08/26/25	55	53,934
4.04%, 08/26/27	200	195,701
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(c)	200	182,689
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(c)	220	211,248
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(c)	185	181,071
5.46%, 11/18/27	390	396,517
5.51%, 11/17/25	290	292,181
5.54%, 11/17/28	320	327,606
6.82%, 11/17/33	175	187,657
Wintrust Financial Corp., 4.85%, 06/06/29	10	9,020
Zions Bancorp. NA, 3.25%, 10/29/29 (Call 07/29/29)	100	81,553

		298,167,385

Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	299	291,519
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	435	401,984
4.00%, 04/13/28 (Call 01/13/28)	350	339,292
4.75%, 01/23/29 (Call 10/23/28)	918	911,791
4.90%, 01/23/31 (Call 10/23/30)	190	190,987
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	45	44,085
4.75%, 04/15/33 (Call 01/15/33)	80	78,867
Coca-Cola Co. (The)
1.00%, 03/15/28	220	191,656
1.38%, 03/15/31	318	254,560
1.45%, 06/01/27	390	352,865
1.50%, 03/05/28	125	111,006
1.65%, 06/01/30	240	200,445
2.00%, 03/05/31	190	158,933
2.13%, 09/06/29	300	263,954
2.25%, 01/05/32	475	399,951
2.90%, 05/25/27	245	232,434
3.38%, 03/25/27	323	311,173
3.45%, 03/25/30	328	305,954
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	145	141,652
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	75	58,378
2.75%, 01/22/30 (Call 10/22/29)	20	17,685
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	255	207,968
2.88%, 05/01/30 (Call 02/01/30)	135	118,536
3.15%, 08/01/29 (Call 05/01/29)	175	158,767
3.60%, 02/15/28 (Call 11/15/27)	160	151,178
3.70%, 12/06/26 (Call 09/06/26)	199	191,505
4.35%, 05/09/27 (Call 04/09/27)	190	185,783

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.40%, 11/15/25 (Call 09/15/25)	$215	$211,777
4.65%, 11/15/28 (Call 08/15/28)	145	142,107
4.75%, 12/01/25	25	24,725
4.75%, 05/09/32 (Call 02/09/32)	155	149,732
4.80%, 01/15/29 (Call 12/15/28)	75	73,877
4.90%, 05/01/33 (Call 02/01/33)	160	155,321
5.00%, 02/02/26 (Call 03/11/24)	245	243,461
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	100	94,311
2.00%, 04/29/30 (Call 01/29/30)	250	210,680
2.13%, 04/29/32 (Call 01/29/32)	15	12,120
2.38%, 10/24/29 (Call 07/24/29)	220	193,154
3.88%, 05/18/28 (Call 02/18/28)	50	48,258
5.20%, 10/24/25	220	220,088
5.30%, 10/24/27 (Call 09/24/27)	10	10,116
5.38%, 10/05/26 (Call 09/05/26)	215	216,680
5.50%, 01/24/33 (Call 10/24/32)	10	10,268
5.63%, 10/05/33 (Call 07/05/33)	230	238,756
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	125	103,790
2.55%, 09/15/26 (Call 06/15/26)	145	135,980
3.20%, 05/01/30 (Call 02/01/30)	170	153,300
3.40%, 11/15/25 (Call 08/15/25)	150	145,278
3.43%, 06/15/27 (Call 03/15/27)	150	142,774
3.95%, 04/15/29 (Call 02/15/29)	230	218,956
4.05%, 04/15/32 (Call 01/15/32)	240	222,610
4.42%, 05/25/25 (Call 03/25/25)	139	137,481
4.60%, 05/25/28 (Call 02/25/28)	245	241,339
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	513	488,592
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	160	127,915
1.63%, 05/01/30 (Call 02/01/30)	209	173,735
1.95%, 10/21/31 (Call 07/21/31)	180	147,343
2.25%, 03/19/25 (Call 02/19/25)	438	425,371
2.38%, 10/06/26 (Call 07/06/26)	304	286,409
2.63%, 03/19/27 (Call 01/19/27)	140	131,638
2.63%, 07/29/29 (Call 04/29/29)	303	272,963
2.75%, 04/30/25 (Call 01/30/25)	277	269,776
2.75%, 03/19/30 (Call 12/19/29)	325	289,924
2.85%, 02/24/26 (Call 11/24/25)	225	216,382
3.00%, 10/15/27 (Call 07/15/27)	373	351,624
3.50%, 07/17/25 (Call 04/17/25)	185	181,218
3.60%, 02/18/28 (Call 01/18/28)	245	235,563
3.90%, 07/18/32 (Call 04/18/32)	360	337,913
4.45%, 05/15/28 (Call 04/15/28)	175	174,649
4.45%, 02/15/33 (Call 11/15/32)(a)	175	173,043
4.55%, 02/13/26 (Call 01/13/26)	190	188,887
5.13%, 11/10/26 (Call 10/10/26)	160	161,045
5.25%, 11/10/25	220	220,929
7.00%, 03/01/29	140	154,311
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29 (Call 01/16/29)	100	99,102
4.65%, 02/16/27 (Call 01/16/27)	100	99,266
4.70%, 02/16/34 (Call 11/16/33)	100	98,338

		15,335,783

Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	330	287,087
2.00%, 01/15/32 (Call 10/15/31)	295	236,515
2.20%, 02/21/27 (Call 12/21/26)	242	222,980

Security	Par (000)	Value

Biotechnology (continued)
2.30%, 02/25/31 (Call 11/25/30)	$240	$200,843
2.45%, 02/21/30 (Call 11/21/29)	330	286,871
2.60%, 08/19/26 (Call 05/19/26)	355	335,067
3.00%, 02/22/29 (Call 12/22/28)	165	151,416
3.13%, 05/01/25 (Call 02/01/25)	308	300,320
3.20%, 11/02/27 (Call 08/02/27)	77	72,369
3.35%, 02/22/32 (Call 11/22/31)	230	203,395
4.05%, 08/18/29 (Call 06/18/29)	350	334,580
4.20%, 03/01/33 (Call 12/01/32)	220	203,691
5.15%, 03/02/28 (Call 02/02/28)	850	851,684
5.25%, 03/02/25	625	623,815
5.25%, 03/02/30 (Call 01/02/30)	670	675,007
5.25%, 03/02/33 (Call 12/02/32)	935	932,221
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	260	255,303
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	370	309,617
4.05%, 09/15/25 (Call 06/15/25)	440	431,339
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	135	127,323
3.70%, 03/15/32 (Call 12/15/31)	220	195,952
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	195	171,534
1.65%, 10/01/30 (Call 07/01/30)	235	191,705
2.95%, 03/01/27 (Call 12/01/26)	387	365,517
3.65%, 03/01/26 (Call 12/01/25)	633	614,779
5.25%, 10/15/33 (Call 07/15/33)	185	187,142
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	160	131,269
5.75%, 12/13/27 (Call 11/13/27)	155	156,113
5.80%, 12/12/25 (Call 11/12/25)	140	139,961
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	323	260,755
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	175	163,862
1.75%, 09/02/27 (Call 07/02/27)	250	222,253
2.15%, 09/02/31 (Call 06/02/31)	169	134,959
2.20%, 09/02/30 (Call 06/02/30)	265	218,129

		10,195,373

Building Materials — 0.2%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	111	103,154
2.70%, 02/15/31 (Call 11/15/30)	130	110,816
2.72%, 02/15/30 (Call 11/15/29)	550	481,330
5.80%, 11/30/25	265	266,903
5.90%, 03/15/34 (Call 12/15/33)	45	46,981
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	205	170,153
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)	185	167,133
4.00%, 06/15/25 (Call 03/15/25)	115	112,842
4.00%, 03/25/32 (Call 12/25/31)	100	90,695
5.88%, 06/01/33 (Call 03/01/33)	175	177,755
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	186	181,261
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	185	150,897
2.00%, 09/16/31 (Call 06/16/31)	120	96,387
4.90%, 12/01/32 (Call 09/01/32)	60	58,906
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	120	113,128

80	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
1.70%, 08/01/27 (Call 06/01/27)	$75	$67,221
5.50%, 09/15/28 (Call 08/15/28)	120	121,116
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	270	224,318
3.50%, 12/15/27 (Call 09/15/27)	154	146,109
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	125	108,119
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	110	95,522
2.00%, 10/01/30 (Call 07/01/30)	115	93,570
2.00%, 02/15/31 (Call 11/15/30)	205	166,466
3.50%, 11/15/27 (Call 08/15/27)	70	65,798
Mohawk Industries Inc., 5.85%, 09/18/28 (Call 08/18/28)	100	102,025
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	115	109,749
3.88%, 06/01/30 (Call 03/01/30)	105	96,785
3.95%, 08/15/29 (Call 05/15/29)	130	122,633
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (Call 01/21/26)	195	188,437
3.80%, 03/21/29 (Call 12/21/28)	168	158,810
5.25%, 03/03/33 (Call 12/03/32)	55	55,530
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	135	128,735
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	185	168,603
3.90%, 04/01/27 (Call 01/01/27)	110	106,571
5.80%, 03/01/26 (Call 03/01/24)	70	70,000

		4,724,458

Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	65	61,454
1.85%, 05/15/27 (Call 03/15/27)	205	187,371
2.05%, 05/15/30 (Call 02/15/30)	237	201,511
4.60%, 02/08/29 (Call 01/08/29)	225	222,151
4.75%, 02/08/31 (Call 12/08/30)	225	222,334
4.80%, 03/03/33 (Call 12/03/32)	195	192,364
4.85%, 02/08/34 (Call 11/08/33)	220	215,708
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	135	132,623
5.05%, 06/01/32 (Call 03/01/32)	145	137,667
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	78	72,773
5.00%, 06/30/32 (Call 03/30/32)	115	110,773
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	70	63,389
6.05%, 03/15/25	331	331,767
6.17%, 07/15/27 (Call 06/15/27)	430	436,591
6.33%, 07/15/29 (Call 05/15/29)	157	161,338
6.35%, 11/15/28 (Call 10/15/28)	220	226,455
6.38%, 07/15/32 (Call 04/15/32)	278	285,429
6.55%, 11/15/30 (Call 09/15/30)	250	259,435
6.70%, 11/15/33 (Call 08/15/33)	185	194,223
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	230	191,949
4.80%, 11/30/28 (Call 08/30/28)	193	191,517
5.15%, 02/15/34 (Call 11/15/33)(a)	75	73,867
6.30%, 03/15/33 (Call 12/15/32)(a)	45	48,192
7.38%, 11/01/29	224	248,320
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	508	502,089
4.73%, 11/15/28 (Call 08/15/28)	555	552,078

Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	$287	$281,841
4.50%, 12/01/28 (Call 09/01/28)	155	150,440
5.63%, 02/20/34 (Call 11/20/33)	80	79,489
5.75%, 03/08/33 (Call 12/08/32)	135	136,126
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	208	164,570
1.65%, 02/01/27 (Call 01/01/27)	70	63,982
2.13%, 02/01/32 (Call 11/01/31)	117	95,839
2.70%, 11/01/26 (Call 08/01/26)	275	260,656
3.25%, 12/01/27 (Call 09/01/27)	84	79,542
4.80%, 03/24/30 (Call 12/24/29)	177	176,684
5.25%, 01/15/28 (Call 12/15/27)	240	243,471
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	202	192,029
2.30%, 07/15/30 (Call 04/15/30)	206	176,317
4.50%, 05/15/26 (Call 04/15/26)	85	83,701
4.80%, 05/15/33 (Call 02/15/33)(a)	40	39,142
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	135	126,520
3.45%, 10/01/29 (Call 07/01/29)	168	149,280
5.15%, 05/18/26 (Call 04/18/26)	110	108,562
5.65%, 05/18/33 (Call 02/18/33)	130	125,859
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	116	95,591
4.50%, 05/01/29 (Call 02/01/29)	228	216,608
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	25	24,151
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	261	208,825
3.20%, 01/30/26 (Call 10/30/25)	125	121,156
4.70%, 12/05/25 (Call 11/05/25)	140	139,359
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	160	152,343
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	140	130,872
2.25%, 10/01/30 (Call 07/01/30)(a)	185	154,015
5.50%, 03/01/34 (Call 12/01/33)	175	173,671
5.63%, 05/15/33 (Call 02/15/33)	135	136,796
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	85	81,674
5.38%, 11/15/28 (Call 10/15/28)	100	100,582
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	125	103,787
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	129	114,075
3.00%, 04/01/25 (Call 01/01/25)	135	131,310
4.00%, 12/15/26 (Call 09/15/26)	125	121,086
4.20%, 04/01/29 (Call 01/01/29)	220	211,342
4.90%, 03/27/28 (Call 02/27/28)	175	173,564
5.95%, 11/07/25	170	171,430
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	190	175,608
2.55%, 06/15/30 (Call 03/15/30)	155	133,724
2.80%, 08/15/29 (Call 05/15/29)	60	53,780
3.75%, 03/15/28 (Call 12/15/27)	110	105,344
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	100	84,382
3.75%, 03/15/27 (Call 12/15/26)	99	94,462
4.55%, 03/01/29 (Call 12/01/28)	112	107,755
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	125	101,142

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
2.30%, 05/15/30 (Call 02/15/30)	$202	$171,720
2.95%, 08/15/29 (Call 05/15/29)	170	152,884
3.45%, 08/01/25 (Call 05/01/25)	115	112,063
3.45%, 06/01/27 (Call 03/01/27)	390	371,406
3.95%, 01/15/26 (Call 10/15/25)	110	107,643
4.25%, 08/08/25	120	118,142
Westlake Corp.
3.38%, 06/15/30 (Call 03/15/30)	135	120,586
3.60%, 08/15/26 (Call 05/15/26)	204	196,317

		13,226,613

Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	330	267,292
1.70%, 05/15/28 (Call 03/15/28)	400	356,115
3.38%, 09/15/25 (Call 06/15/25)	324	316,538
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	160	140,922
3.88%, 08/15/30 (Call 05/15/30)	175	157,775
5.25%, 10/01/25 (Call 07/01/25)	75	74,438
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	80	78,316
3.70%, 04/01/27 (Call 01/01/27)	283	274,097
4.00%, 05/01/32 (Call 02/01/32)	171	160,151
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	100	85,270
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	245	200,061
2.60%, 12/15/25 (Call 11/15/25)	114	108,620
3.10%, 05/15/30 (Call 02/15/30)	155	136,660
5.10%, 12/15/27 (Call 11/15/27)	220	219,041
5.10%, 06/01/28 (Call 05/01/28)	160	159,019
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	185	170,308
2.15%, 01/15/27 (Call 12/15/26)	205	188,139
2.90%, 05/15/30 (Call 02/15/30)	215	185,203
2.90%, 11/15/31 (Call 08/15/31)	195	162,714
3.20%, 08/15/29 (Call 05/15/29)	322	286,989
4.45%, 06/01/28 (Call 03/01/28)	110	106,027
4.80%, 04/01/26 (Call 01/01/26)	88	86,835
4.95%, 08/15/27 (Call 07/15/27)	150	148,533
5.30%, 08/15/29 (Call 06/15/29)	85	83,861
5.40%, 08/15/32 (Call 05/15/32)	170	167,717
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	145	132,958
2.65%, 07/15/31 (Call 04/15/31)	125	101,528
Johns Hopkins University, 4.71%, 07/01/32
(Call 04/01/32)	65	65,367
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	45	40,382
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	70	56,593
3.25%, 01/15/28 (Call 10/15/27)	230	216,399
3.75%, 03/24/25 (Call 02/24/25)	120	117,988
4.25%, 02/01/29 (Call 11/01/28)	175	169,511
4.25%, 08/08/32 (Call 05/08/32)	175	165,304
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	339	324,569
2.30%, 06/01/30 (Call 03/01/30)	230	195,651
2.65%, 10/01/26 (Call 08/01/26)	340	320,600
2.85%, 10/01/29 (Call 07/01/29)	336	299,626
3.90%, 06/01/27 (Call 05/01/27)	65	62,838

Security	Par (000)	Value

Commercial Services (continued)
4.40%, 06/01/32 (Call 03/01/32)(a)	$235	$225,409
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	210	168,098
2.90%, 10/01/30 (Call 07/01/30)	240	208,080
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	230	205,338
4.00%, 03/18/29 (Call 12/18/28)	143	136,573
4.75%, 05/20/32 (Call 02/20/32)	105	103,112
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	165	131,661
2.45%, 03/01/27 (Call 02/01/27)	195	181,770
2.50%, 12/01/29 (Call 09/01/29)	159	140,100
2.70%, 03/01/29 (Call 01/01/29)	215	194,440
2.90%, 03/01/32 (Call 12/01/31)	190	163,618
2.95%, 01/22/27 (Call 10/22/26)	174	164,874
4.25%, 05/01/29 (Call 02/01/29)	255	247,267
4.75%, 08/01/28 (Call 05/01/28)	240	239,039
5.25%, 09/15/33 (Call 06/15/33)(b)	40	40,416
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	143	113,802
UL Solutions Inc., 6.50%, 10/20/28 (Call 09/20/28)(b)	90	92,961
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	290	284,882
4.13%, 03/15/29 (Call 12/15/28)	160	153,535
5.75%, 04/01/33 (Call 01/01/33)	140	144,612
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	35	33,384
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	170	141,927

		10,104,853

Computers — 0.7%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	190	161,237
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	395	371,314
0.70%, 02/08/26 (Call 01/08/26)	600	554,634
1.13%, 05/11/25 (Call 04/11/25)	500	477,456
1.20%, 02/08/28 (Call 12/08/27)	610	536,073
1.25%, 08/20/30 (Call 05/20/30)	300	242,794
1.40%, 08/05/28 (Call 06/05/28)	470	410,780
1.65%, 05/11/30 (Call 02/11/30)	403	336,954
1.65%, 02/08/31 (Call 11/08/30)	610	502,292
1.70%, 08/05/31 (Call 05/05/31)	235	191,369
2.05%, 09/11/26 (Call 07/11/26)	380	355,262
2.20%, 09/11/29 (Call 06/11/29)	369	325,892
2.45%, 08/04/26 (Call 05/04/26)	593	561,320
2.90%, 09/12/27 (Call 06/12/27)	461	434,811
3.00%, 06/20/27 (Call 03/20/27)	152	144,169
3.00%, 11/13/27 (Call 08/13/27)	515	487,112
3.20%, 05/13/25	380	371,920
3.20%, 05/11/27 (Call 02/11/27)	430	410,288
3.25%, 02/23/26 (Call 11/23/25)	819	794,524
3.25%, 08/08/29 (Call 06/08/29)	170	158,947
3.35%, 02/09/27 (Call 11/09/26)	562	540,665
3.35%, 08/08/32 (Call 05/08/32)	385	349,529
4.00%, 05/10/28 (Call 04/10/28)	295	288,848
4.15%, 05/10/30 (Call 03/10/30)	180	176,720
4.30%, 05/10/33 (Call 02/10/33)(a)	205	202,380
Booz Allen Hamilton Inc., 5.95%, 08/04/33 (Call 05/04/33)	145	149,202
CGI Inc. 1.45%, 09/14/26 (Call 08/14/26)	140	126,955

82	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.30%, 09/14/31 (Call 06/14/31)	$95	$75,993
Dell Inc., 7.10%, 04/15/28	105	112,899
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	457	452,827
5.25%, 02/01/28 (Call 01/01/28)	180	181,266
5.30%, 10/01/29 (Call 07/01/29)	402	402,762
5.75%, 02/01/33 (Call 11/01/32)(a)	225	231,053
5.85%, 07/15/25 (Call 06/15/25)	210	210,924
6.02%, 06/15/26 (Call 03/15/26)	475	480,235
6.10%, 07/15/27 (Call 05/15/27)(a)	135	138,504
6.20%, 07/15/30 (Call 04/15/30)	162	169,502
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	180	163,435
2.38%, 09/15/28 (Call 07/15/28)	170	146,563
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	140	128,462
2.20%, 03/15/31 (Call 12/15/30)	160	132,314
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	40	36,873
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	201	186,816
4.90%, 10/15/25 (Call 07/15/25)	626	621,974
5.25%, 07/01/28 (Call 06/01/28)(a)	95	95,152
6.10%, 04/01/26 (Call 04/01/24)	50	50,018
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	65	59,720
2.20%, 06/17/25 (Call 05/17/25)	300	287,984
2.65%, 06/17/31 (Call 03/17/31)	235	196,097
3.00%, 06/17/27 (Call 04/17/27)	275	256,899
4.00%, 04/15/29 (Call 02/15/29)	295	280,940
4.20%, 04/15/32 (Call 01/15/32)	45	41,490
4.75%, 01/15/28 (Call 12/15/27)	235	232,595
5.50%, 01/15/33 (Call 10/15/32)(a)	225	225,089
IBM International Capital Pte Ltd.
4.60%, 02/05/27 (Call 01/05/27)	190	187,651
4.60%, 02/05/29 (Call 01/05/29)	195	191,259
4.70%, 02/05/26	195	193,448
4.75%, 02/05/31 (Call 12/05/30)	200	194,899
4.90%, 02/05/34 (Call 11/05/33)	190	184,253
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	340	306,912
1.95%, 05/15/30 (Call 02/15/30)	260	217,527
2.20%, 02/09/27 (Call 01/09/27)	135	124,790
2.72%, 02/09/32 (Call 11/09/31)	50	43,307
3.30%, 05/15/26	720	693,198
3.30%, 01/27/27	35	33,437
3.45%, 02/19/26	420	407,435
3.50%, 05/15/29	540	504,050
4.00%, 07/27/25	270	265,840
4.15%, 07/27/27 (Call 06/27/27)	200	194,867
4.40%, 07/27/32 (Call 04/27/32)	280	267,410
4.50%, 02/06/26	190	188,277
4.50%, 02/06/28 (Call 01/06/28)	305	300,852
4.75%, 02/06/33 (Call 11/06/32)	100	97,583
5.88%, 11/29/32	30	31,761
6.22%, 08/01/27	70	73,028
6.50%, 01/15/28	45	47,607
7.00%, 10/30/25	186	191,984
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	138	126,054
2.70%, 10/15/28 (Call 08/15/28)	130	113,979

Security	Par (000)	Value

Computers (continued)
3.15%, 10/15/31 (Call 07/15/31)	$118	$97,308
6.35%, 02/20/34 (Call 11/20/33)	25	25,222
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	205	167,947
3.63%, 05/15/25 (Call 04/15/25)	45	43,940
4.38%, 05/15/30 (Call 02/15/30)	140	131,560
5.75%, 03/15/33 (Call 12/15/32)	100	101,564
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	185	176,395
2.38%, 06/22/27 (Call 04/22/27)	200	183,164
2.70%, 06/22/30 (Call 03/22/30)	145	124,317
Teledyne FLIR LLC, 2.50%, 08/01/30
(Call 05/01/30)	65	54,908
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	125	105,335
3.10%, 02/01/32 (Call 11/01/31)	110	85,752

		21,740,653

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.10%, 08/15/25	85	82,873
3.10%, 08/15/27 (Call 07/15/27)	120	114,484
3.25%, 08/15/32 (Call 05/15/32)	135	120,990
4.60%, 03/01/28 (Call 02/01/28)	61	61,426
4.60%, 03/01/33 (Call 12/01/32)	151	149,873
4.80%, 03/02/26	106	106,255
Conopco Inc., Series E, 7.25%, 12/15/26	70	74,250
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	210	172,151
2.38%, 12/01/29 (Call 09/01/29)	230	200,964
2.60%, 04/15/30 (Call 01/15/30)	150	131,258
3.15%, 03/15/27 (Call 12/15/26)	115	109,541
4.38%, 05/15/28 (Call 04/15/28)	45	44,242
4.65%, 05/15/33 (Call 02/15/33)	10	9,700
5.00%, 02/14/34 (Call 11/14/33)	75	73,687
Haleon U.K. Capital PLC, 3.13%, 03/24/25	250	243,857
Haleon U.S. Capital LLC
3.38%, 03/24/27 (Call 02/24/27)	290	275,681
3.38%, 03/24/29 (Call 01/24/29)	305	281,784
3.63%, 03/24/32 (Call 12/24/31)	495	443,177
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	335	331,220
5.00%, 03/22/30 (Call 01/22/30)	225	225,461
5.05%, 03/22/28 (Call 02/22/28)	370	372,319
5.35%, 03/22/26 (Call 02/22/26)	225	226,471
5.50%, 03/22/25	230	230,570
Procter & Gamble Co. (The)
0.55%, 10/29/25	275	256,379
1.00%, 04/23/26	250	231,289
1.20%, 10/29/30	290	233,216
1.90%, 02/01/27	305	282,578
1.95%, 04/23/31	150	126,174
2.30%, 02/01/32	94	80,168
2.45%, 11/03/26	265	250,341
2.70%, 02/02/26	209	201,013
2.80%, 03/25/27	173	163,768
2.85%, 08/11/27	233	219,865
3.00%, 03/25/30	331	302,878
3.95%, 01/26/28	200	196,522
4.05%, 01/26/33	260	250,441
4.10%, 01/26/26	195	192,817
4.35%, 01/29/29	125	123,928

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
4.55%, 01/29/34	$125	$123,351
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	260	210,097
1.75%, 08/12/31 (Call 05/12/31)	130	104,547
2.00%, 07/28/26	325	304,388
2.13%, 09/06/29 (Call 06/06/29)	100	87,109
2.90%, 05/05/27 (Call 02/05/27)	340	321,319
3.10%, 07/30/25	55	53,608
3.38%, 03/22/25 (Call 01/22/25)	35	34,322
3.50%, 03/22/28 (Call 12/22/27)	90	86,105
4.88%, 09/08/28 (Call 08/08/28)	100	100,720
5.00%, 12/08/33 (Call 09/08/33)	105	105,176
5.90%, 11/15/32	158	168,121

		8,892,474

Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	105	106,058
6.25%, 06/15/33 (Call 03/15/33)	115	118,210

		224,268

Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	270	250,834
2.45%, 10/29/26 (Call 09/29/26)	820	756,615
3.00%, 10/29/28 (Call 08/29/28)	942	846,388
3.30%, 01/30/32 (Call 10/30/31)	900	761,647
3.40%, 10/29/33 (Call 07/29/33)	325	270,357
3.65%, 07/21/27 (Call 04/21/27)	400	376,577
3.88%, 01/23/28 (Call 10/23/27)	265	249,529
4.45%, 10/01/25 (Call 08/01/25)	170	166,741
4.45%, 04/03/26 (Call 02/03/26)	75	73,464
4.63%, 10/15/27 (Call 08/15/27)	155	150,059
5.10%, 01/19/29 (Call 12/19/28)	150	147,458
5.30%, 01/19/34 (Call 10/19/33)	150	144,922
5.75%, 06/06/28 (Call 05/06/28)	170	171,355
6.10%, 01/15/27 (Call 12/15/26)	245	248,167
6.15%, 09/30/30 (Call 07/30/30)	255	263,347
6.45%, 04/15/27 (Call 03/15/27)(b)	45	46,072
6.50%, 07/15/25 (Call 06/15/25)	240	242,167
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	140	123,201
3.50%, 08/01/25	140	136,159
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	285	261,735
2.10%, 09/01/28 (Call 07/01/28)	150	130,264
2.20%, 01/15/27 (Call 12/15/26)	130	119,074
2.88%, 01/15/26 (Call 12/15/25)	335	319,577
2.88%, 01/15/32 (Call 10/15/31)	135	112,018
3.00%, 02/01/30 (Call 11/01/29)	170	147,774
3.13%, 12/01/30 (Call 09/01/30)	200	172,202
3.25%, 03/01/25 (Call 01/01/25)	285	278,263
3.25%, 10/01/29 (Call 07/01/29)	140	124,784
3.38%, 07/01/25 (Call 06/01/25)	231	224,447
3.63%, 04/01/27 (Call 01/01/27)	185	175,663
3.63%, 12/01/27 (Call 09/01/27)	150	140,433
3.75%, 06/01/26 (Call 04/01/26)	239	230,323
4.63%, 10/01/28 (Call 07/01/28)	155	149,714
5.10%, 03/01/29 (Call 02/01/29)	125	122,845
5.30%, 02/01/28 (Call 01/01/28)	165	164,005
5.85%, 12/15/27 (Call 11/15/27)	55	55,600

Security	Par (000)	Value

Diversified Financial Services (continued)
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	$180	$174,445
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	230	195,385
4.63%, 03/30/25	310	306,054
4.75%, 06/09/27 (Call 05/09/27)	231	224,298
5.80%, 05/01/25 (Call 04/01/25)(a)	49	48,915
6.85%, 01/03/30 (Call 01/03/29), (1-day SOFR + 2.282%)(c)	120	122,644
6.99%, 06/13/29 (Call 06/13/28), (1-day SOFR + 3.260%)(c)	40	41,088
7.10%, 11/15/27 (Call 10/15/27)(a)	210	218,627
8.00%, 11/01/31	520	570,330
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	260	237,719
2.25%, 03/04/25 (Call 02/01/25)	105	101,684
2.55%, 03/04/27 (Call 02/01/27)	403	374,401
3.13%, 05/20/26 (Call 04/20/26)	260	249,519
3.30%, 05/03/27 (Call 04/03/27)	375	355,507
3.95%, 08/01/25 (Call 07/01/25)	535	525,594
4.05%, 05/03/29 (Call 03/03/29)	300	289,946
4.20%, 11/06/25 (Call 10/06/25)	289	285,074
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(c)	305	288,948
4.90%, 02/13/26 (Call 01/13/26)	395	393,709
4.99%, 05/01/26 (Call 05/01/25), (1-day SOFR + 1.000%)(c)	400	397,698
4.99%, 05/26/33 (Call 02/26/32), (1-day SOFR + 2.255%)(c)	135	131,313
5.04%, 05/01/34 (Call 05/01/33), (1-day SOFR + 1.835%)(c)	300	294,245
5.10%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.000%)(c)	115	114,541
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(c)	300	301,714
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(c)	310	310,854
5.63%, 07/28/34 (Call 07/28/33), (1-day SOFR + 1.930%)(c)	60	60,368
5.85%, 11/05/27 (Call 10/05/27)	315	323,084
6.34%, 10/30/26 (Call 10/30/25), (1-day SOFR + 1.330%)(c)	190	192,887
6.49%, 10/30/31 (Call 10/30/30), (1-day SOFR + 1.940%)(c)	210	223,651
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	35	33,171
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	192	182,151
3.00%, 04/02/25 (Call 03/02/25)	185	180,146
4.50%, 05/13/32 (Call 02/13/32)	205	196,679
5.15%, 05/15/33 (Call 02/15/33)	170	170,221
5.70%, 12/15/28 (Call 11/15/28)	115	118,253
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	12	10,539
Apollo Global Management Inc., 6.38%, 11/15/33 (Call 08/15/33)	100	107,315
Ares Management Corp., 6.38%, 11/10/28 (Call 10/10/28)	10	10,378
BGC Group Inc., 8.00%, 05/25/28 (Call 04/25/28)	30	31,677
Blue Owl Credit Income Corp., 7.95%, 06/13/28 (Call 05/13/28)(b)	25	25,762

84	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	$95	$97,994
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32 (Call 10/30/31)	186	149,041
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	125	105,027
3.90%, 01/25/28 (Call 10/25/27)	227	217,672
4.25%, 06/02/26 (Call 03/02/26)	185	181,642
4.35%, 04/15/30 (Call 01/15/30)	199	188,490
4.85%, 03/29/29 (Call 12/29/28)	255	251,346
6.35%, 01/05/34 (Call 10/05/33)	125	131,365
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(c)	245	222,304
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(c)	232	174,819
2.62%, 11/02/32 (Call 11/02/31), (1-day SOFR + 1.265%)(c)	200	159,691
2.64%, 03/03/26 (Call 03/03/25), (1-day SOFR + 1.290%)(c)	280	271,603
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(c)	325	289,580
3.65%, 05/11/27 (Call 04/11/27)	281	267,487
3.75%, 07/28/26 (Call 06/28/26)	369	354,143
3.75%, 03/09/27 (Call 02/09/27)	338	322,640
3.80%, 01/31/28 (Call 12/31/27)	375	354,381
4.20%, 10/29/25 (Call 09/29/25)	390	381,218
4.25%, 04/30/25 (Call 03/31/25)	270	266,352
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(c)	375	366,817
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(c)	400	396,275
5.25%, 07/26/30 (Call 07/26/29), (1-day SOFR + 2.600%)(c)	180	175,506
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(c)	210	203,672
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(c)	250	248,357
5.70%, 02/01/30 (Call 02/01/29), (1-day SOFR + 1.905%)(a)(c)	65	65,123
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(c)	255	252,002
6.05%, 02/01/35 (Call 02/01/34), (1-day SOFR + 2.260%)(a)(c)	70	70,624
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(c)	165	168,984
6.38%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.860%)(c)	370	381,118
7.15%, 10/29/27 (Call 10/29/26), (1-day SOFR + 2.440%)(c)	170	176,245
7.62%, 10/30/31 (Call 10/30/30), (1-day SOFR + 3.070%)(c)	250	273,596
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	175	141,965
3.00%, 03/16/32 (Call 12/16/31)	100	86,485
3.65%, 01/12/27 (Call 10/12/26)	175	169,352
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	375	343,863
1.15%, 05/13/26 (Call 04/13/26)	225	206,431
1.65%, 03/11/31 (Call 12/11/30)	230	182,030
1.95%, 12/01/31 (Call 09/01/31)	245	194,468

Security	Par (000)	Value

Diversified Financial Services (continued)
2.00%, 03/20/28 (Call 01/20/28)	$295	$261,528
2.30%, 05/13/31 (Call 02/13/31)	200	165,548
2.45%, 03/03/27 (Call 02/03/27)	395	366,006
2.75%, 10/01/29 (Call 07/01/29)	80	70,971
2.90%, 03/03/32 (Call 12/03/31)	260	220,070
3.00%, 03/10/25 (Call 12/10/24)	100	97,634
3.20%, 03/02/27 (Call 12/02/26)	234	222,059
3.20%, 01/25/28 (Call 10/25/27)	215	201,288
3.25%, 05/22/29 (Call 02/22/29)	165	152,100
3.30%, 04/01/27 (Call 01/01/27)	171	162,443
3.45%, 02/13/26 (Call 11/13/25)	100	96,795
3.63%, 04/01/25 (Call 01/01/25)	110	107,893
3.85%, 05/21/25 (Call 03/21/25)	200	196,261
4.00%, 02/01/29 (Call 11/01/28)	176	168,769
4.20%, 03/24/25 (Call 02/24/25)	85	84,058
4.63%, 03/22/30 (Call 12/22/29)(a)	215	212,230
5.64%, 05/19/29 (Call 05/19/28), (1-day SOFR + 2.210%)(c)	135	136,703
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(c)	210	213,144
5.88%, 08/24/26 (Call 07/24/26)	95	96,490
6.14%, 08/24/34 (Call 08/24/33), (1-day SOFR + 2.010%)(c)	330	342,293
6.20%, 11/17/29 (Call 11/17/28), (1-day SOFR + 1.878%)(c)	240	247,851
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	235	187,103
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	313	268,123
3.00%, 03/15/25 (Call 12/15/24)	255	249,147
3.75%, 06/15/28 (Call 03/15/28)	123	118,663
Credit Suisse USA Inc., 7.13%, 07/15/32	110	122,753
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	60	58,889
4.10%, 02/09/27 (Call 11/09/26)	144	138,396
4.50%, 01/30/26 (Call 11/30/25)	143	140,514
6.70%, 11/29/32 (Call 08/29/32)	155	162,198
7.96%, 11/02/34 (Call 11/02/33), (1-day SOFR + 3.370%)(c)	185	207,327
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	25	23,795
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	145	116,951
2.85%, 03/30/25	225	219,202
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	375	289,409
2.10%, 06/15/30 (Call 03/15/30)	296	248,330
3.10%, 09/15/27 (Call 06/15/27)	60	56,343
3.65%, 05/23/25	345	338,256
3.75%, 12/01/25 (Call 09/01/25)	375	365,671
3.75%, 09/21/28 (Call 06/21/28)(a)	130	124,075
4.00%, 09/15/27 (Call 08/15/27)	365	352,474
4.35%, 06/15/29 (Call 04/15/29)	365	354,279
4.60%, 03/15/33 (Call 12/15/32)	365	348,907
Invesco Finance PLC, 3.75%, 01/15/26	165	160,343
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	150	148,231
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	285	233,096
2.75%, 10/15/32 (Call 07/15/32)	125	100,812
4.15%, 01/23/30	290	269,791
4.85%, 01/15/27	215	213,508

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.88%, 07/21/28 (Call 06/21/28)	$205	$208,987
6.45%, 06/08/27	55	56,690
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	80	75,677
4.38%, 03/11/29 (Call 12/11/28)	149	142,029
4.50%, 09/19/28 (Call 06/19/28)	105	100,701
Legg Mason Inc., 4.75%, 03/15/26	103	102,276
LPL Holdings Inc., 6.75%, 11/17/28 (Call 10/17/28)	5	5,217
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	150	124,438
2.00%, 03/03/25 (Call 02/03/25)	167	161,853
2.00%, 11/18/31 (Call 08/18/31)	210	172,276
2.95%, 11/21/26 (Call 08/21/26)	288	274,704
2.95%, 06/01/29 (Call 03/01/29)	230	211,153
3.30%, 03/26/27 (Call 01/26/27)	200	191,651
3.35%, 03/26/30 (Call 12/26/29)	362	334,254
3.50%, 02/26/28 (Call 11/26/27)	215	206,398
4.85%, 03/09/33 (Call 12/09/32)	165	164,781
4.88%, 03/09/28 (Call 02/09/28)	245	247,745
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	175	139,366
3.85%, 06/30/26 (Call 03/30/26)	160	155,278
5.35%, 06/28/28 (Call 05/28/28)	230	232,303
5.65%, 06/28/25	205	205,664
Nomura Holdings Inc.
1.65%, 07/14/26	275	251,482
1.85%, 07/16/25	332	315,221
2.17%, 07/14/28	225	196,125
2.33%, 01/22/27	300	274,914
2.61%, 07/14/31	235	193,073
2.68%, 07/16/30	290	245,120
2.71%, 01/22/29	115	101,339
3.00%, 01/22/32	200	166,600
3.10%, 01/16/30	205	179,971
5.10%, 07/03/25	355	352,039
5.39%, 07/06/27	200	199,541
5.61%, 07/06/29	255	256,125
5.71%, 01/09/26	35	35,066
5.84%, 01/18/28	15	15,206
6.07%, 07/12/28	215	220,108
6.09%, 07/12/33	200	208,452
ORIX Corp.
2.25%, 03/09/31(a)	60	50,207
3.70%, 07/18/27	75	71,709
4.00%, 04/13/32	112	104,094
5.00%, 09/13/27	197	196,792
5.20%, 09/13/32	122	123,287
Private Export Funding Corp. 1.75%, 11/15/24	105	102,366
Series GG, 2.45%, 07/15/24	40	39,522
Series PP, 1.40%, 07/15/28	133	116,491
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	170	165,092
6.20%, 05/15/29 (Call 02/15/29)	100	100,248
6.63%, 03/15/25 (Call 09/15/24)	95	95,151
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	189	186,758
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	145	131,024
Synchrony Financial 2.88%, 10/28/31 (Call 07/28/31)	115	90,190

Security	Par (000)	Value

Diversified Financial Services (continued)
3.70%, 08/04/26 (Call 05/04/26)	$54	$50,958
3.95%, 12/01/27 (Call 09/01/27)	265	245,450
4.50%, 07/23/25 (Call 04/23/25)	230	224,790
4.88%, 06/13/25 (Call 05/13/25)	170	167,278
5.15%, 03/19/29 (Call 12/19/28)	175	166,941
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	170	149,272
1.10%, 02/15/31 (Call 11/15/30)	260	205,449
1.90%, 04/15/27 (Call 02/15/27)	401	369,216
2.05%, 04/15/30 (Call 01/15/30)	394	337,934
2.75%, 09/15/27 (Call 06/15/27)	216	202,300
3.15%, 12/14/25 (Call 09/14/25)	1,029	998,037
Voya Financial Inc.
3.65%, 06/15/26	190	182,674
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(c)	75	63,048
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	170	156,476
2.75%, 03/15/31 (Call 12/15/30)	95	78,295

		46,597,614

Electric — 2.1%
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)	110	105,150
4.70%, 05/15/32 (Call 02/15/32)	170	161,984
5.40%, 06/01/33 (Call 03/01/33)	50	49,900
Series I, 2.10%, 07/01/30 (Call 04/01/30)	182	150,643
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	40	38,080
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	220	203,295
2.45%, 01/15/31 (Call 10/15/30)	265	216,419
5.45%, 06/01/28 (Call 05/01/28)	180	179,393
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)	15	12,985
3.75%, 09/01/27 (Call 08/01/27)	70	67,173
3.94%, 09/01/32 (Call 03/01/32)	125	115,157
5.85%, 11/15/33 (Call 08/15/33)	70	73,248
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	175	140,549
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	115	101,059
1.95%, 03/15/27 (Call 02/15/27)	105	95,881
3.50%, 01/15/31 (Call 10/15/30)	154	138,733
3.65%, 02/15/26 (Call 11/15/25)	115	111,238
5.00%, 01/15/29 (Call 12/15/28)	140	138,822
5.70%, 12/01/26 (Call 11/01/26)	150	151,747
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	120	96,247
3.25%, 03/01/25 (Call 12/01/24)	76	74,582
3.80%, 05/15/28 (Call 02/15/28)	188	181,145
3.85%, 09/01/32 (Call 06/01/32)	140	127,473
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	123	103,984
3.20%, 11/13/27 (Call 08/13/27)	35	32,747
3.88%, 02/15/62 (Call 11/15/26), (5-year CMT + 2.675%)(c)	150	133,686
5.20%, 01/15/29 (Call 12/15/28)	195	194,773
5.63%, 03/01/33 (Call 12/01/32)	251	252,797
5.70%, 08/15/25	30	30,054
5.75%, 11/01/27 (Call 10/01/27)	215	219,270
5.95%, 11/01/32 (Call 08/01/32)	52	53,786
Series J, 4.30%, 12/01/28 (Call 09/01/28)	194	186,725

86	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series N, 1.00%, 11/01/25 (Call 10/01/25)	$55	$51,081
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	30	29,273
4.50%, 08/01/32 (Call 05/01/32)	165	154,267
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	110	92,916
Series X, 3.30%, 06/01/27 (Call 03/01/27)	5	4,700
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	190	152,702
2.60%, 08/15/29 (Call 05/15/29)	79	69,572
2.95%, 09/15/27 (Call 06/15/27)	105	98,372
3.15%, 05/15/25 (Call 02/15/25)	90	87,426
5.55%, 08/01/33 (Call 05/01/33)	55	55,240
6.35%, 12/15/32 (Call 09/15/32)	85	90,010
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	65	53,629
4.00%, 10/15/28 (Call 07/15/28)	105	101,043
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)	185	179,957
3.80%, 06/01/29 (Call 03/01/29)	222	206,838
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	197	163,893
2.40%, 08/15/26 (Call 05/15/26)	65	61,254
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	175	138,359
3.25%, 04/15/28 (Call 01/15/28)	195	182,696
3.70%, 07/15/30 (Call 04/15/30)	270	249,748
4.05%, 04/15/25 (Call 03/15/25)	208	205,085
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	135	112,113
3.05%, 10/15/29 (Call 07/15/29)	152	134,783
3.15%, 01/15/27 (Call 07/15/26)	20	18,862
3.95%, 01/15/26 (Call 07/15/25)	80	77,725
4.35%, 05/01/33 (Call 02/01/33)	15	13,659
5.95%, 03/15/28 (Call 02/15/28)	155	159,336
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33 (Call 01/01/33)	175	172,345
5.15%, 03/01/34 (Call 12/01/33)	75	74,919
5.20%, 10/01/28 (Call 09/01/28)	70	70,609
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	110	104,342
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	15	12,602
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	5	4,323
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	154	146,622
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	120	113,083
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	160	147,152
2.65%, 06/01/31 (Call 03/01/31)	95	79,750
2.95%, 03/01/30 (Call 12/01/29)	65	57,400
5.25%, 08/10/26	80	80,070
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	170	163,459
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	110	104,666
3.45%, 08/15/27 (Call 05/15/27)	105	99,420
4.75%, 06/01/50 (Call 03/01/30), (5-year CMT + 4.116%)(c)	100	91,245
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	75	63,777
2.55%, 06/15/26 (Call 03/15/26)	95	89,880
3.15%, 03/15/32 (Call 12/15/31)	110	95,948
3.70%, 08/15/28 (Call 05/15/28)	205	195,234
4.90%, 02/01/33 (Call 11/01/32)	95	93,316

Security	Par (000)	Value

Electric (continued)
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	$175	$163,896
Connecticut Light & Power Co. (The)
4.90%, 07/01/33 (Call 04/01/33)	50	48,835
Series A, 0.75%, 12/01/25 (Call 11/01/25)	25	23,181
Series A, 2.05%, 07/01/31 (Call 04/01/31)	195	158,453
Series A, 3.20%, 03/15/27 (Call 12/15/26)	50	47,505
Connecticut Light and Power Co. (The), 4.65%, 01/01/29 (Call 12/01/28)	100	98,312
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	295	248,433
3.80%, 05/15/28 (Call 02/15/28)	125	119,372
5.20%, 03/01/33 (Call 12/01/32)	185	186,624
5.50%, 03/15/34 (Call 12/15/33)	90	91,976
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	150	137,133
Series B, 3.13%, 11/15/27 (Call 08/15/27)	75	70,457
Series D, 4.00%, 12/01/28 (Call 09/01/28)	166	160,088
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	215	208,880
5.60%, 03/01/28 (Call 02/01/28)	90	91,169
5.80%, 03/01/33 (Call 12/01/32)	105	107,299
6.13%, 01/15/34 (Call 10/15/33)	75	78,312
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)	85	76,651
3.80%, 11/15/28 (Call 08/15/28)	118	112,828
4.60%, 05/30/29 (Call 03/30/29)	65	63,885
4.63%, 05/15/33 (Call 11/15/32)	185	178,857
4.65%, 03/01/28 (Call 01/01/28)	145	144,032
4.90%, 02/15/29 (Call 12/15/28)	105	104,774
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	194	189,471
4.25%, 06/01/28 (Call 03/01/28)	154	148,599
4.35%, 08/15/32 (Call 05/15/32)	105	97,740
5.38%, 11/15/32 (Call 08/15/32)	265	263,486
Series A, 1.45%, 04/15/26 (Call 03/15/26)	145	133,858
Series A, 3.30%, 03/15/25 (Call 02/15/25)	75	73,293
Series B, 3.60%, 03/15/27 (Call 01/15/27)	50	47,756
Series C, 2.25%, 08/15/31 (Call 05/15/31)	175	141,535
Series C, 3.38%, 04/01/30 (Call 01/01/30)	380	342,179
Series D, 2.85%, 08/15/26 (Call 05/15/26)	102	96,188
Series F, 5.25%, 08/01/33	25	24,540
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	20	20,106
6.63%, 02/01/32	25	27,785
Series A, 2.30%, 12/01/31 (Call 09/01/31)	95	77,930
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	195	167,366
3.38%, 03/01/25 (Call 12/01/24)	15	14,720
4.85%, 12/01/26	40	39,926
5.20%, 04/01/33 (Call 01/01/33)	155	155,987
5.20%, 03/01/34 (Call 12/01/33)	100	99,630
Series A, 1.90%, 04/01/28 (Call 02/01/28)	210	186,964
Series A, 3.00%, 03/01/32 (Call 12/01/31)	233	201,005
Series C, 2.63%, 03/01/31 (Call 12/01/30)	80	68,709
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	120	113,081
2.95%, 03/01/30 (Call 12/01/29)	84	73,583
4.88%, 06/01/28 (Call 05/01/28)	175	172,677
5.10%, 03/01/29 (Call 02/01/29)	175	173,641
Series C, 3.40%, 06/15/29 (Call 03/15/29)	109	99,751
Series F, 1.05%, 06/01/25 (Call 05/01/25)	262	248,181

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	$177	$156,103
2.45%, 02/01/30 (Call 11/01/29)	130	113,668
2.55%, 04/15/31 (Call 01/15/31)	187	160,240
2.85%, 03/15/32 (Call 12/15/31)	135	114,555
2.95%, 12/01/26 (Call 09/01/26)	110	104,745
3.95%, 11/15/28 (Call 08/15/28)	165	158,779
4.85%, 01/15/34 (Call 10/15/33)	100	97,110
4.95%, 01/15/33 (Call 10/15/32)	235	231,228
6.45%, 10/15/32	65	70,445
Series A, 6.00%, 12/01/28	40	41,747
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	247	231,088
2.45%, 06/01/30 (Call 03/01/30)	200	171,070
2.55%, 06/15/31 (Call 03/15/31)	260	216,634
2.65%, 09/01/26 (Call 06/01/26)	385	362,347
3.15%, 08/15/27 (Call 05/15/27)	155	145,164
3.40%, 06/15/29 (Call 03/15/29)	160	147,324
4.30%, 03/15/28 (Call 02/15/28)	220	213,627
4.50%, 08/15/32 (Call 05/15/32)	235	220,462
4.85%, 01/05/27	100	99,289
4.85%, 01/05/29 (Call 12/05/28)	100	98,381
5.00%, 12/08/25	50	49,806
5.00%, 12/08/27 (Call 11/08/27)	165	164,033
5.75%, 09/15/33 (Call 06/15/33)	150	152,717
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	90	74,237
2.40%, 12/15/31 (Call 09/15/31)	190	157,091
2.50%, 12/01/29 (Call 09/01/29)	155	136,208
3.20%, 01/15/27 (Call 10/15/26)	40	38,187
3.80%, 07/15/28 (Call 04/15/28)	188	180,356
5.88%, 11/15/33 (Call 08/15/33)	125	130,841
Duke Energy Indiana LLC, 5.25%, 03/01/34 (Call 12/01/33)	75	74,818
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	145	121,774
3.65%, 02/01/29 (Call 11/01/28)	115	108,603
5.25%, 04/01/33 (Call 01/01/33)	80	80,031
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	160	129,256
3.25%, 08/15/25 (Call 05/15/25)	70	68,250
3.40%, 04/01/32 (Call 01/01/32)	130	114,908
3.45%, 03/15/29 (Call 12/15/28)	111	103,859
3.70%, 09/01/28 (Call 06/01/28)	175	166,759
5.25%, 03/15/33 (Call 12/15/32)	105	104,826
Edison International
4.13%, 03/15/28 (Call 12/15/27)	187	178,402
4.70%, 08/15/25	120	118,354
4.95%, 04/15/25 (Call 03/15/25)	100	99,129
5.25%, 11/15/28 (Call 10/15/28)	135	134,290
5.75%, 06/15/27 (Call 04/15/27)	212	214,007
6.95%, 11/15/29 (Call 09/15/29)	115	122,569
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)	130	104,648
3.55%, 06/15/26 (Call 03/15/26)	190	182,073
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	150	144,093
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	230	223,741
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	236	228,869
4.00%, 06/01/28 (Call 03/01/28)	54	51,879
5.15%, 01/15/33 (Call 10/15/32)	153	152,773

Security	Par (000)	Value

Electric (continued)
5.30%, 09/15/33 (Call 06/15/33)	$100	$100,221
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	80	74,811
1.90%, 06/15/28 (Call 04/15/28)	50	43,933
2.40%, 06/15/31 (Call 03/05/31)	180	148,179
2.80%, 06/15/30 (Call 03/15/30)	170	146,998
2.95%, 09/01/26 (Call 06/01/26)	117	110,989
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	115	91,144
2.35%, 06/15/32 (Call 03/15/32)	65	52,562
2.40%, 10/01/26 (Call 07/01/26)	90	84,038
3.05%, 06/01/31 (Call 03/01/31)	132	115,122
3.12%, 09/01/27 (Call 06/01/27)	75	70,564
3.25%, 04/01/28 (Call 01/01/28)	135	126,528
4.00%, 03/15/33 (Call 12/15/32)	125	113,571
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	110	100,559
5.00%, 09/01/33 (Call 06/01/33)	45	44,038
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	160	128,070
4.00%, 03/30/29 (Call 12/30/28)	143	136,477
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	130	115,212
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	105	99,038
3.10%, 04/01/27 (Call 01/01/27)	165	155,845
5.90%, 11/15/33 (Call 08/15/33)	100	103,908
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	135	131,706
4.95%, 04/15/33 (Call 01/15/33)	105	102,658
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	70	59,151
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	55	45,397
2.90%, 03/01/27 (Call 02/01/27)	140	130,992
3.38%, 03/01/32 (Call 12/01/31)	125	107,301
4.60%, 07/01/27 (Call 06/01/27)	170	166,240
4.75%, 05/15/26	55	54,301
5.00%, 01/01/27	75	74,487
5.13%, 05/15/33 (Call 02/15/33)	185	178,716
5.45%, 03/01/28 (Call 02/01/28)	290	291,587
5.50%, 01/01/34 (Call 10/01/33)	175	173,192
5.95%, 02/01/29 (Call 01/01/29)	200	204,833
Series M, 3.30%, 01/15/28 (Call 10/15/27)	120	111,763
Series O, 4.25%, 04/01/29 (Call 01/01/29)	105	100,026
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	190	177,350
Series R, 1.65%, 08/15/30 (Call 05/15/30)	129	102,646
Series U, 1.40%, 08/15/26 (Call 07/15/26)	170	154,368
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	70	65,137
3.35%, 03/15/32 (Call 12/15/31)	155	135,147
3.40%, 04/15/26 (Call 01/15/26)	257	247,446
3.95%, 06/15/25 (Call 03/15/25)	287	281,702
4.05%, 04/15/30 (Call 01/15/30)	304	285,132
5.15%, 03/15/28 (Call 02/15/28)	120	119,743
5.15%, 03/15/29 (Call 02/15/29)	35	34,833
5.30%, 03/15/33 (Call 12/15/32)	180	178,262
5.45%, 03/15/34 (Call 12/15/33)	65	64,716
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	365	305,229
2.85%, 04/01/25 (Call 03/01/25)	375	365,602
3.13%, 12/01/25 (Call 06/01/25)	170	164,774
4.40%, 05/15/28 (Call 03/15/28)	205	201,409

88	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.45%, 05/15/26 (Call 04/15/26)	$80	$79,178
4.63%, 05/15/30 (Call 03/15/30)	240	236,188
4.80%, 05/15/33 (Call 02/15/33)	80	78,234
5.05%, 04/01/28 (Call 03/01/28)	340	342,467
5.10%, 04/01/33 (Call 01/01/33)	190	189,298
Series A, 3.30%, 05/30/27 (Call 02/28/27)	180	170,429
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	285	269,060
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	100	96,033
3.25%, 03/30/27 (Call 12/30/26)	152	143,960
4.65%, 05/16/28 (Call 03/16/28)	190	187,163
4.70%, 05/15/32 (Call 02/15/32)	165	159,483
4.95%, 05/17/33 (Call 11/17/32)	305	297,993
5.00%, 02/23/27 (Call 01/23/27)	35	34,931
5.25%, 03/15/34 (Call 09/15/33)	100	99,673
Series B, 2.65%, 09/15/29 (Call 06/15/29)	214	189,317
Iberdrola International BV, 5.81%, 03/15/25	95	95,002
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	20	19,089
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	25	21,065
3.60%, 04/01/29 (Call 01/01/29)	10	9,301
4.10%, 09/26/28 (Call 06/26/28)	155	148,500
5.70%, 10/15/33 (Call 07/15/33)	100	101,812
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	152	139,922
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	110	105,059
3.35%, 11/15/27 (Call 08/15/27)	185	173,529
Kentucky Utilities Co., 5.45%, 04/15/33
(Call 01/15/33)	45	45,399
Louisville Gas & Electric Co.
5.45%, 04/15/33 (Call 01/15/33)	65	65,603
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	55	53,419
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	148	140,016
3.65%, 04/15/29 (Call 01/15/29)	259	244,338
5.35%, 01/15/34 (Call 10/15/33)	75	76,430
6.75%, 12/30/31	15	16,822
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	82	78,658
National Grid PLC
5.42%, 01/11/34 (Call 10/11/33)	125	121,893
5.60%, 06/12/28 (Call 05/12/28)	15	15,189
5.81%, 06/12/33 (Call 03/12/33)	70	70,737
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)(a)	40	36,505
1.35%, 03/15/31 (Call 12/15/30)	195	151,376
1.65%, 06/15/31 (Call 03/15/31)	130	102,826
2.40%, 03/15/30 (Call 12/15/29)	105	90,388
2.75%, 04/15/32 (Call 01/15/32)	45	37,837
3.05%, 04/25/27 (Call 01/25/27)	93	88,125
3.25%, 11/01/25 (Call 08/01/25)	105	101,764
3.40%, 02/07/28 (Call 11/07/27)	70	66,122
3.45%, 06/15/25	125	122,144
3.70%, 03/15/29 (Call 12/15/28)	180	169,012
3.90%, 11/01/28 (Call 08/01/28)	105	100,638
4.02%, 11/01/32 (Call 05/01/32)	200	183,997
4.15%, 12/15/32 (Call 09/15/32)	140	128,887
4.45%, 03/13/26 (Call 02/13/26)	60	59,261
4.80%, 02/05/27 (Call 01/05/27)	100	99,503

Security	Par (000)	Value

Electric (continued)
4.80%, 03/15/28 (Call 02/15/28)	$310	$308,327
4.85%, 02/07/29 (Call 01/07/29)	100	99,148
5.00%, 02/07/31 (Call 12/07/30)	75	74,011
5.05%, 09/15/28 (Call 08/15/28)	90	90,097
5.45%, 10/30/25	155	155,399
5.60%, 11/13/26 (Call 10/13/26)	90	91,186
5.80%, 01/15/33 (Call 07/15/32)	155	160,283
Series C, 8.00%, 03/01/32	10	11,580
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	182	171,723
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	127	108,011
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	295	269,204
1.90%, 06/15/28 (Call 04/15/28)	365	319,685
2.25%, 06/01/30 (Call 03/01/30)	501	421,604
2.44%, 01/15/32 (Call 10/15/31)	235	190,827
2.75%, 11/01/29 (Call 08/01/29)	319	281,156
3.50%, 04/01/29 (Call 01/01/29)	163	150,734
3.55%, 05/01/27 (Call 02/01/27)	371	352,969
4.45%, 06/20/25	395	389,855
4.63%, 07/15/27 (Call 06/15/27)	365	359,114
4.80%, 12/01/77 (Call 12/01/27), (3-mo. LIBOR US + 2.409%)(c)	105	95,079
4.90%, 02/28/28 (Call 01/28/28)	355	352,055
4.90%, 03/15/29 (Call 02/15/29)	225	222,206
4.95%, 01/29/26	225	223,350
5.00%, 02/28/30 (Call 12/28/29)	150	148,712
5.00%, 07/15/32 (Call 04/15/32)	235	229,035
5.05%, 02/28/33 (Call 11/28/32)	240	233,986
5.25%, 03/15/34 (Call 12/15/33)	225	220,841
5.75%, 09/01/25	110	110,583
6.05%, 03/01/25	15	15,061
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 10/01/30)	142	118,943
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	40	31,986
3.20%, 05/15/27 (Call 02/15/27)	225	214,348
3.25%, 05/15/29 (Call 02/15/29)	170	158,017
3.95%, 04/01/30 (Call 01/01/30)	35	32,812
Ohio Power Co.
5.00%, 06/01/33 (Call 03/01/33)	35	34,328
Series P, 2.60%, 04/01/30 (Call 01/01/30)	105	90,856
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	125	99,677
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	180	161,520
3.30%, 03/15/30 (Call 09/15/29)	40	36,015
3.80%, 08/15/28 (Call 02/15/28)	155	148,463
5.40%, 01/15/33 (Call 07/15/32)	100	101,632
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	225	209,171
2.75%, 05/15/30 (Call 02/15/30)	205	180,071
2.95%, 04/01/25 (Call 01/01/25)	135	131,638
3.70%, 11/15/28 (Call 08/15/28)	105	99,490
4.15%, 06/01/32 (Call 03/01/32)	115	107,705
4.30%, 05/15/28 (Call 04/15/28)	25	24,376
4.55%, 09/15/32 (Call 06/15/32)	140	134,304
5.65%, 11/15/33 (Call 08/15/33)	195	201,062
5.75%, 03/15/29 (Call 12/15/28)	85	87,877
7.00%, 05/01/32	40	44,558
7.25%, 01/15/33	10	11,379

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	$247	$221,267
2.50%, 02/01/31 (Call 11/01/30)	433	355,100
2.95%, 03/01/26 (Call 12/01/25)	90	85,432
3.00%, 06/15/28 (Call 04/15/28)	160	145,179
3.15%, 01/01/26	413	394,921
3.25%, 06/01/31 (Call 03/01/31)	207	177,356
3.30%, 03/15/27 (Call 12/15/26)	81	76,026
3.30%, 12/01/27 (Call 09/01/27)	230	212,474
3.45%, 07/01/25	50	48,543
3.50%, 06/15/25 (Call 03/15/25)	205	198,978
3.75%, 07/01/28	185	172,115
4.20%, 03/01/29 (Call 01/01/29)	95	89,628
4.40%, 03/01/32 (Call 12/01/31)	100	91,013
4.55%, 07/01/30 (Call 01/01/30)	725	681,885
4.65%, 08/01/28 (Call 05/01/28)	100	95,444
4.95%, 06/08/25	210	207,996
5.45%, 06/15/27 (Call 05/15/27)	110	109,792
5.55%, 05/15/29 (Call 04/15/29)	150	150,298
5.80%, 05/15/34 (Call 02/15/34)	150	149,776
5.90%, 06/15/32 (Call 03/15/32)	128	128,644
6.10%, 01/15/29 (Call 12/15/28)	135	138,171
6.15%, 01/15/33 (Call 10/15/32)	180	184,173
6.40%, 06/15/33 (Call 03/15/33)	320	332,761
6.95%, 03/15/34 (Call 12/15/33)	145	156,778
PacifiCorp, 5.10%, 02/15/29 (Call 01/15/29)	125	124,633
PacifiCorp.
2.70%, 09/15/30 (Call 06/15/30)	65	55,773
3.50%, 06/15/29 (Call 03/15/29)	83	76,524
5.30%, 02/15/31 (Call 12/15/30)	125	123,918
5.45%, 02/15/34 (Call 11/15/33)	125	123,296
7.70%, 11/15/31	30	34,362
PECO Energy Co.
3.15%, 10/15/25 (Call 07/15/25)	15	14,567
4.90%, 06/15/33 (Call 03/15/33)	121	119,788
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	220	208,777
Potomac Electric Power Co., 5.20%, 03/15/34 (Call 12/15/33)	75	74,565
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	217	206,650
PPL Electric Utilities Corp.
4.85%, 02/15/34 (Call 11/15/33)	100	97,386
5.00%, 05/15/33 (Call 02/15/33)	220	218,745
Progress Energy Inc.
7.00%, 10/30/31	50	55,178
7.75%, 03/01/31	190	214,612
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	170	136,925
3.70%, 06/15/28 (Call 12/15/27)	107	101,958
4.10%, 06/01/32 (Call 03/01/32)(a)	55	51,072
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	85	69,196
Public Service Co. of New Hampshire
5.35%, 10/01/33 (Call 07/01/33)	135	136,409
Series V, 2.20%, 06/15/31 (Call 03/15/31)	40	32,944
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	160	158,428
Series J, 2.20%, 08/15/31 (Call 05/15/31)	140	113,856
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	95	87,914
1.90%, 08/15/31 (Call 05/15/31)	245	197,346

Security	Par (000)	Value

Electric (continued)
2.25%, 09/15/26 (Call 06/15/26)	$206	$192,500
2.45%, 01/15/30 (Call 10/15/29)	125	108,694
3.00%, 05/15/25 (Call 02/15/25)	25	24,360
3.00%, 05/15/27 (Call 02/15/27)	130	122,871
3.10%, 03/15/32 (Call 12/15/31)	70	60,931
3.20%, 05/15/29 (Call 02/15/29)	85	78,390
3.65%, 09/01/28 (Call 06/01/28)(a)	160	152,338
3.70%, 05/01/28 (Call 02/01/28)	177	169,187
4.65%, 03/15/33 (Call 12/15/32)	155	149,897
4.90%, 12/15/32 (Call 09/15/32)	105	103,566
5.20%, 08/01/33 (Call 05/01/33)	5	5,034
5.20%, 03/01/34 (Call 12/01/33)	100	100,124
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	220	206,008
1.60%, 08/15/30 (Call 05/15/30)	180	144,589
2.45%, 11/15/31 (Call 08/15/31)	55	44,730
5.85%, 11/15/27 (Call 10/15/27)	30	30,714
5.88%, 10/15/28 (Call 09/15/28)	145	148,807
6.13%, 10/15/33 (Call 07/15/33)	155	161,757
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	112	99,305
3.65%, 05/15/25 (Call 02/15/25)	175	170,504
4.10%, 06/15/30 (Call 03/15/30)	115	104,119
4.22%, 03/15/32 (Call 12/15/31)	140	125,006
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	205	194,489
4.95%, 08/15/28 (Call 07/15/28)	220	219,939
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	215	174,956
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	100	86,364
Sempra
3.25%, 06/15/27 (Call 03/15/27)	258	242,637
3.30%, 04/01/25 (Call 03/01/25)	155	151,364
3.40%, 02/01/28 (Call 11/01/27)	259	243,727
3.70%, 04/01/29 (Call 02/01/29)	215	200,292
5.40%, 08/01/26 (Call 07/01/26)	150	150,369
5.50%, 08/01/33 (Call 05/01/33)	200	198,835
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	175	165,756
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	90	75,960
2.75%, 02/01/32 (Call 11/01/31)	15	12,596
2.85%, 08/01/29 (Call 05/01/29)	199	178,195
4.88%, 02/01/27 (Call 01/01/27)	125	124,355
4.90%, 06/01/26 (Call 05/01/26)	80	79,450
5.15%, 06/01/29 (Call 05/01/29)	100	100,070
5.20%, 06/01/34 (Call 03/01/34)	125	122,279
5.30%, 03/01/28 (Call 02/01/28)	35	35,336
5.35%, 03/01/26	100	100,064
5.65%, 10/01/28 (Call 09/01/28)	25	25,597
5.85%, 11/01/27 (Call 10/01/27)	230	235,544
5.95%, 11/01/32 (Call 08/01/32)	160	166,745
6.65%, 04/01/29	103	108,095
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	60	55,650
Series A, 4.20%, 03/01/29 (Call 12/01/28)	134	128,914
Series B, 3.65%, 03/01/28 (Call 12/01/27)	73	69,136
Series C, 4.20%, 06/01/25	115	113,363
Series D, 4.70%, 06/01/27 (Call 05/01/27)	140	138,390
Series E, 3.70%, 08/01/25 (Call 06/01/25)	255	249,081
Series G, 2.50%, 06/01/31 (Call 03/01/31)	135	113,306
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	430	411,326

90	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.85%, 06/15/28 (Call 04/15/28)	$135	$133,707
5.11%, 08/01/27	225	224,434
5.15%, 10/06/25(a)	135	134,788
5.20%, 06/15/33 (Call 12/15/32)	170	167,362
5.50%, 03/15/29 (Call 01/15/29)	165	167,159
5.70%, 10/15/32 (Call 04/15/32)	140	143,390
5.70%, 03/15/34 (Call 09/15/33)	75	76,469
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	100	87,885
Series A, 3.70%, 04/30/30 (Call 01/30/30)	284	261,814
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	111	102,326
4.15%, 12/01/25 (Call 09/01/25)	175	171,979
Southwestern Electric Power Co.
5.30%, 04/01/33 (Call 01/01/33)	55	54,202
Series K, 2.75%, 10/01/26 (Call 07/01/26)	95	89,185
Series M, 4.10%, 09/15/28 (Call 06/15/28)	230	220,481
Series N, 1.65%, 03/15/26 (Call 02/15/26)	85	79,055
System Energy Resources Inc., 6.00%, 04/15/28 (Call 03/15/28)	35	35,341
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	155	128,393
4.90%, 03/01/29 (Call 02/01/29)	90	89,476
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	80	64,270
3.05%, 03/15/25 (Call 12/15/24)	132	128,819
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	160	128,554
2.95%, 06/15/27 (Call 03/15/27)	155	145,564
2.95%, 03/15/30 (Call 12/15/29)	116	102,844
3.50%, 03/15/29 (Call 12/15/28)	143	133,368
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	170	140,024
2.40%, 03/30/32 (Call 12/30/31)	120	98,669
5.00%, 04/01/33 (Call 01/01/33)	205	200,766
5.00%, 01/15/34 (Call 10/15/33)	100	97,203
5.30%, 08/15/33 (Call 05/15/33)	130	129,653
Series A, 2.88%, 07/15/29 (Call 04/15/29)	155	140,205
Series A, 3.10%, 05/15/25 (Call 02/15/25)	120	116,862
Series A, 3.15%, 01/15/26 (Call 10/15/25)	240	231,535
Series A, 3.50%, 03/15/27 (Call 12/15/26)	120	114,856
Series A, 3.80%, 04/01/28 (Call 01/01/28)	230	220,309
Series B, 2.95%, 11/15/26 (Call 08/15/26)	140	132,592
Series B, 3.75%, 05/15/27 (Call 04/15/27)	190	182,817
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	60	52,793
1.80%, 10/15/30 (Call 07/15/30)	75	60,766
2.20%, 12/15/28 (Call 10/15/28)	135	118,536
4.75%, 01/09/26 (Call 12/09/25)	262	259,384
4.75%, 01/15/28 (Call 12/15/27)	115	113,552
5.00%, 09/27/25 (Call 08/27/25)	160	159,240
5.15%, 10/01/27 (Call 09/01/27)	170	169,740
5.60%, 09/12/26 (Call 08/12/26)	95	95,971
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	110	96,621
4.75%, 09/30/32 (Call 06/30/32)	120	117,597
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	100	79,759
3.00%, 07/01/29 (Call 04/01/29)	40	36,553
3.05%, 10/15/27 (Call 07/15/27)	130	121,319
3.95%, 09/01/32 (Call 06/01/32)	185	170,235
4.95%, 04/01/33 (Call 01/01/33)	30	29,239

Security	Par (000)	Value

Electric (continued)
Wisconsin Public Service Corp., 5.35%, 11/10/25 (Call 10/10/25)	$100	$100,162
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	180	162,485
2.35%, 11/15/31 (Call 05/15/31)	50	40,627
2.60%, 12/01/29 (Call 06/01/29)	190	166,709
3.30%, 06/01/25 (Call 12/01/24)	110	106,960
3.35%, 12/01/26 (Call 06/01/26)	102	96,443
3.40%, 06/01/30 (Call 12/01/29)	80	72,144
4.00%, 06/15/28 (Call 12/15/27)	180	172,027
4.60%, 06/01/32 (Call 12/01/31)	195	181,678
5.45%, 08/15/33 (Call 02/15/33)	210	208,859
5.50%, 03/15/34 (Call 09/15/33)	175	172,031

		66,228,704

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	55	45,075
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	260	235,000
1.80%, 10/15/27 (Call 08/15/27)	75	67,520
1.95%, 10/15/30 (Call 07/15/30)	75	62,919
2.00%, 12/21/28 (Call 10/21/28)	305	269,025
2.20%, 12/21/31 (Call 09/21/31)	305	252,703
3.15%, 06/01/25 (Call 03/01/25)	210	205,084

		1,137,326

Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	160	146,105
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)	35	33,107
5.41%, 07/01/32 (Call 04/01/32)	165	164,840
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	55	53,158
2.20%, 09/15/31 (Call 06/15/31)	110	90,243
2.80%, 02/15/30 (Call 11/15/29)	285	253,821
4.35%, 06/01/29 (Call 03/01/29)	125	121,505
4.75%, 03/30/26	45	44,685
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	82	68,440
3.88%, 01/12/28 (Call 10/12/27)	150	141,669
4.00%, 04/01/25 (Call 01/01/25)	55	54,036
6.13%, 03/01/26 (Call 03/11/24)	65	64,992
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	75	61,906
4.63%, 04/15/26 (Call 01/15/26)	157	153,651
5.50%, 06/01/32 (Call 03/01/32)	70	67,217
6.25%, 03/15/28 (Call 02/15/28)	140	142,397
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	165	159,551
4.75%, 06/15/25 (Call 03/15/25)	145	143,341
4.88%, 06/15/29 (Call 03/15/29)	180	175,086
4.88%, 05/12/30 (Call 02/12/30)	145	139,702
6.00%, 01/15/28 (Call 12/15/27)	65	66,070
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	240	229,080
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	190	170,718
1.35%, 06/01/25 (Call 05/01/25)	405	386,937
1.75%, 09/01/31 (Call 06/01/31)	339	272,397
1.95%, 06/01/30 (Call 03/01/30)	230	194,359
2.50%, 11/01/26 (Call 08/01/26)	475	447,639
2.70%, 08/15/29 (Call 05/15/29)	235	211,425

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
4.25%, 01/15/29 (Call 12/15/28)	$85	$83,141
4.88%, 09/01/29 (Call 08/01/29)	150	150,127
4.95%, 02/15/28 (Call 01/15/28)(a)	285	288,007
4.95%, 09/01/31 (Call 07/01/31)	150	149,735
5.00%, 02/15/33 (Call 11/15/32)	305	305,587
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	30	24,792
3.15%, 08/15/27 (Call 05/15/27)	125	117,286
3.35%, 03/01/26 (Call 12/01/25)	185	178,481
3.50%, 02/15/28 (Call 11/15/27)	110	103,909
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	50	46,250
3.00%, 01/15/31 (Call 10/15/30)	135	115,186
3.60%, 01/15/30 (Call 10/15/29)	126	113,507
3.95%, 01/12/28 (Call 10/12/27)	110	104,028
4.25%, 05/15/27 (Call 04/15/27)	160	154,506
5.45%, 02/01/29 (Call 01/01/29)	50	49,943
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	167	148,515
4.60%, 04/06/27 (Call 01/06/27)	229	225,336
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	130	118,412
2.38%, 08/09/28 (Call 06/09/28)	135	117,752
2.65%, 08/09/31 (Call 05/09/31)	115	91,429
Trimble Inc.
4.90%, 06/15/28 (Call 03/15/28)	140	138,741
6.10%, 03/15/33 (Call 12/15/32)	140	146,086
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)	125	105,709
3.13%, 08/15/27 (Call 05/15/27)	160	151,237
3.70%, 02/15/26 (Call 11/15/25)	110	107,077
4.50%, 02/13/26	155	153,150
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	135	124,539
2.40%, 04/01/28 (Call 02/01/28)	145	126,938
2.95%, 04/01/31 (Call 01/01/31)	180	148,175

		8,145,658

Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33 (Call 12/01/32)	180	179,969
6.35%, 08/18/28 (Call 07/18/28)	205	211,127

		391,096

Entertainment — 0.1%
Warnermedia Holdings Inc.
3.64%, 03/15/25	405	396,438
3.76%, 03/15/27 (Call 02/15/27)	855	809,197
3.79%, 03/15/25 (Call 03/11/24)	45	44,114
4.05%, 03/15/29 (Call 01/15/29)	335	309,604
4.28%, 03/15/32 (Call 12/15/31)	1,105	975,206

		2,534,559

Environmental Control — 0.2%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	125	115,925
1.45%, 02/15/31 (Call 11/15/30)	175	137,820
1.75%, 02/15/32 (Call 11/15/31)	25	19,601
2.30%, 03/01/30 (Call 12/01/29)	174	149,447
2.38%, 03/15/33 (Call 12/15/32)	135	108,188
2.90%, 07/01/26 (Call 04/01/26)	180	171,897
3.20%, 03/15/25 (Call 12/15/24)	145	141,573
3.38%, 11/15/27 (Call 08/15/27)	155	146,965

Security	Par (000)	Value

Environmental Control (continued)
3.95%, 05/15/28 (Call 02/15/28)	$251	$241,463
4.88%, 04/01/29 (Call 03/01/29)	215	214,058
5.00%, 12/15/33 (Call 09/15/33)	90	88,475
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(b)	180	181,229
5.45%, 09/18/33 (Call 06/18/33)(b)	195	195,880
5.50%, 09/18/26 (Call 08/18/26)(b)	195	195,850
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	75	60,704
2.60%, 02/01/30 (Call 11/01/29)	139	122,474
3.20%, 06/01/32 (Call 03/01/32)	185	161,050
3.50%, 05/01/29 (Call 02/01/29)	217	203,270
4.20%, 01/15/33 (Call 10/15/32)	190	177,447
4.25%, 12/01/28 (Call 09/01/28)	190	183,987
5.00%, 03/01/34 (Call 12/01/33)	100	97,914
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	40	37,156
1.15%, 03/15/28 (Call 01/15/28)	125	108,282
1.50%, 03/15/31 (Call 12/15/30)	25	19,840
2.00%, 06/01/29 (Call 04/01/29)	175	151,475
3.13%, 03/01/25 (Call 12/01/24)	100	97,869
3.15%, 11/15/27 (Call 08/15/27)	195	183,509
4.15%, 04/15/32 (Call 01/15/32)	379	357,013
4.63%, 02/15/30 (Call 12/15/29)	210	206,528
4.63%, 02/15/33 (Call 11/15/32)	175	168,827
4.88%, 02/15/29 (Call 01/15/29)	210	210,323

		4,656,039

Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	55	59,663
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	105	89,155
3.30%, 03/19/25 (Call 12/19/24)	143	139,421
3.95%, 03/15/25 (Call 01/15/25)	265	260,752
4.15%, 03/15/28 (Call 12/15/27)	241	232,463
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	265	230,260
4.60%, 11/01/25 (Call 09/01/25)	259	255,161
4.85%, 11/01/28 (Call 08/01/28)	323	317,406
5.30%, 10/01/26	110	110,017
7.00%, 10/01/28	65	69,439
8.25%, 09/15/30	40	45,931
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	175	146,181
3.50%, 10/01/26 (Call 07/01/26)	45	43,150
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	165	135,226
2.88%, 04/15/30 (Call 01/15/30)	200	176,588
3.20%, 02/10/27 (Call 11/10/26)	262	249,035
4.00%, 04/17/25 (Call 02/17/25)	358	352,318
4.20%, 04/17/28 (Call 01/17/28)	420	407,241
4.70%, 01/30/27 (Call 12/20/26)	125	123,742
4.95%, 03/29/33 (Call 12/29/32)(a)	185	181,594
5.24%, 11/18/25 (Call 03/18/24)	25	24,970
5.50%, 10/17/28 (Call 09/17/28)	125	127,037
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	190	180,530
1.70%, 06/01/30 (Call 03/01/30)	75	62,588
2.30%, 08/15/26 (Call 05/15/26)	281	265,180
2.45%, 11/15/29 (Call 08/15/29)	105	93,071
3.20%, 08/21/25 (Call 05/21/25)	45	43,909
4.25%, 05/04/28 (Call 04/04/28)	90	88,501

92	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.50%, 05/04/33 (Call 02/04/33)(a)	$60	$58,703
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	260	229,519
1.80%, 06/11/30 (Call 03/11/30)	295	244,807
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	90	79,085
3.20%, 10/01/26 (Call 07/01/26)	150	143,040
J M Smucker Co. (The)
5.90%, 11/15/28 (Call 10/15/28)	160	164,696
6.20%, 11/15/33 (Call 08/15/33)(a)	225	238,020
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)	20	18,368
3.00%, 02/02/29 (Call 12/02/28)	50	43,825
3.00%, 05/15/32 (Call 02/15/32)	340	272,141
3.63%, 01/15/32 (Call 01/15/27)	250	210,217
3.75%, 12/01/31 (Call 12/01/26)	75	63,735
5.13%, 02/01/28 (Call 01/01/28)	220	215,458
5.50%, 01/15/30 (Call 01/15/25)	350	340,929
5.75%, 04/01/33 (Call 01/01/33)	255	247,233
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	125	99,749
2.38%, 03/15/30 (Call 12/15/29)	125	107,215
3.38%, 12/15/27 (Call 09/15/27)	125	117,869
3.50%, 03/15/25	410	401,763
Kellanova
2.10%, 06/01/30 (Call 03/01/30)	150	126,228
3.25%, 04/01/26	253	243,189
3.40%, 11/15/27 (Call 08/15/27)	173	162,881
4.30%, 05/15/28 (Call 02/15/28)	165	160,233
5.25%, 03/01/33 (Call 12/01/32)	150	148,893
Series B, 7.45%, 04/01/31	85	95,097
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	475	453,219
3.75%, 04/01/30 (Call 01/01/30)	180	167,811
3.88%, 05/15/27 (Call 02/15/27)	365	352,291
4.25%, 03/01/31 (Call 12/01/30)	45	42,734
4.63%, 01/30/29 (Call 10/30/28)	85	83,363
6.75%, 03/15/32	130	142,998
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	155	123,524
2.20%, 05/01/30 (Call 02/01/30)	90	75,675
2.65%, 10/15/26 (Call 07/15/26)	200	187,922
3.50%, 02/01/26 (Call 11/01/25)	159	154,108
3.70%, 08/01/27 (Call 05/01/27)	175	167,859
4.50%, 01/15/29 (Call 10/15/28)	135	131,953
7.50%, 04/01/31	90	101,528
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	150	138,000
1.85%, 02/15/31 (Call 11/15/30)	120	96,468
2.50%, 04/15/30 (Call 01/15/30)	160	136,933
3.40%, 08/15/27 (Call 05/15/27)	197	186,341
4.95%, 04/15/33 (Call 01/15/33)(a)	125	122,000
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	218	208,410
1.50%, 02/04/31 (Call 11/04/30)	255	202,676
1.88%, 10/15/32 (Call 07/15/32)	15	11,805
2.63%, 03/17/27 (Call 02/17/27)	95	88,581
2.75%, 04/13/30 (Call 01/13/30)	222	196,050
3.00%, 03/17/32 (Call 12/17/31)	224	193,087
4.13%, 05/07/28 (Call 02/07/28)	30	29,380

Security	Par (000)	Value

Food (continued)
4.75%, 02/20/29 (Call 01/20/29)	$100	$98,839
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	245	204,749
4.25%, 04/15/31 (Call 04/15/26)	260	232,294
6.25%, 07/01/33 (Call 04/01/33)	185	187,269
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	80	68,868
2.45%, 12/14/31 (Call 09/14/31)	185	153,270
3.25%, 07/15/27 (Call 04/15/27)	216	203,562
3.30%, 07/15/26 (Call 04/15/26)	326	312,990
3.75%, 10/01/25 (Call 07/01/25)	215	209,521
5.75%, 01/17/29 (Call 12/17/28)	110	112,638
5.95%, 04/01/30 (Call 01/01/30)	235	244,275
6.00%, 01/17/34 (Call 10/17/33)	80	84,119
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	328	310,933
4.00%, 03/01/26 (Call 01/01/26)	188	183,551
4.35%, 03/01/29 (Call 12/01/28)	217	208,802
5.40%, 03/15/29 (Call 02/15/29)	100	100,085
5.70%, 03/15/34 (Call 12/15/33)	100	99,967
Walmart Inc., 3.90%, 09/09/25	225	221,605

		15,775,475

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	25	23,444
Georgia-Pacific LLC
7.75%, 11/15/29	125	141,977
8.88%, 05/15/31	5	6,137
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	135	117,922
3.13%, 01/15/32 (Call 10/15/31)	240	197,072
3.75%, 01/15/31 (Call 10/15/30)	200	174,744
5.00%, 01/15/30 (Call 10/15/29)	235	223,623
6.00%, 01/15/29 (Call 10/15/28)	315	315,054
Suzano International Finance BV, 5.50%, 01/17/27	170	169,766

		1,369,739

Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	207	164,643
2.63%, 09/15/29 (Call 06/15/29)	217	193,166
3.00%, 06/15/27 (Call 03/15/27)	210	197,506
5.45%, 10/15/32 (Call 07/15/32)	10	10,239
5.90%, 11/15/33 (Call 08/15/33)	130	136,623
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	197	160,093
4.00%, 04/01/28 (Call 01/01/28)	175	168,043
4.40%, 07/01/32 (Call 04/01/32)	35	33,136
5.25%, 03/01/28 (Call 02/01/28)	320	322,303
5.40%, 03/01/33 (Call 12/01/32)	280	281,833
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	145	120,951
3.95%, 09/15/27 (Call 06/15/27)	65	61,646
4.75%, 09/01/28 (Call 06/01/28)	80	77,304
5.20%, 07/15/25 (Call 04/15/25)	110	109,113
5.50%, 01/15/26 (Call 12/15/25)	115	114,648
5.50%, 10/01/26	80	79,763
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	333	312,551
1.70%, 02/15/31 (Call 11/15/30)	314	249,092
2.95%, 09/01/29 (Call 06/01/29)	319	286,827

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
3.49%, 05/15/27 (Call 02/15/27)	$395	$375,542
3.60%, 05/01/30 (Call 02/01/30)	155	141,884
5.25%, 03/30/28 (Call 02/29/28)	260	261,188
5.40%, 06/30/33 (Call 03/30/33)	65	64,909
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	55	45,725
4.25%, 09/01/32 (Call 06/01/32)(a)	35	33,140
5.10%, 04/01/29 (Call 03/01/29)	10	10,025
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	50	41,819
3.50%, 06/01/29 (Call 03/01/29)	192	176,771
5.40%, 06/15/33 (Call 03/15/33)	145	145,430
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	210	197,583
3.20%, 06/15/25 (Call 03/15/25)	60	58,629
5.20%, 06/01/33 (Call 03/01/33)	130	129,104
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	210	199,019
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	250	217,063
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	125	119,491
5.15%, 09/15/32 (Call 03/15/32)	75	74,333
5.75%, 09/15/33 (Call 03/15/33)	190	194,581
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	208	166,670
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	107	89,274
3.70%, 04/01/28 (Call 01/01/28)	85	80,257
4.05%, 03/15/32 (Call 12/15/31)	205	187,539
5.45%, 03/23/28 (Call 02/23/28)	125	126,041
5.80%, 12/01/27 (Call 11/01/27)	110	111,960
Spire Inc., 5.30%, 03/01/26	40	39,915
Spire Missouri Inc., 4.80%, 02/15/33 (Call 11/15/32)	20	19,431

		6,386,803

Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	55	46,068
4.63%, 06/15/28 (Call 03/15/28)	115	111,828
Regal Rexnord Corp.
6.05%, 02/15/26(b)	100	100,466
6.05%, 04/15/28 (Call 03/15/28)(b)	230	231,330
6.30%, 02/15/30 (Call 12/15/29)(b)	275	279,813
6.40%, 04/15/33 (Call 01/15/33)(b)	295	302,751
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)	10	9,574
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	195	163,702
3.00%, 05/15/32 (Call 02/15/32)(a)	120	101,333
3.40%, 03/01/26 (Call 01/01/26)	210	202,405
4.00%, 03/15/60 (Call 03/15/25), (5-year CMT + 2.657%)(c)	125	111,273
4.25%, 11/15/28 (Call 08/15/28)	145	139,906
6.00%, 03/06/28 (Call 02/06/28)	120	123,846
6.27%, 03/06/26 (Call 03/11/24)	25	25,006

		1,949,301

Health Care - Products — 0.4%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	183	160,474
1.40%, 06/30/30 (Call 03/30/30)	246	202,852
2.95%, 03/15/25 (Call 12/15/24)	300	293,533
3.75%, 11/30/26 (Call 08/30/26)	540	526,129
3.88%, 09/15/25 (Call 06/15/25)	80	78,806

Security	Par (000)	Value

Health Care - Products (continued)
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	$130	$108,906
2.30%, 03/12/31 (Call 12/12/30)	270	225,269
2.75%, 09/15/29 (Call 06/15/29)	135	120,786
3.05%, 09/22/26 (Call 06/22/26)	115	109,354
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	195	153,888
1.92%, 02/01/27 (Call 01/01/27)	365	331,851
2.27%, 12/01/28 (Call 10/01/28)	230	201,637
2.54%, 02/01/32 (Call 11/01/31)(a)	360	295,010
2.60%, 08/15/26 (Call 05/15/26)	190	178,150
3.95%, 04/01/30 (Call 01/01/30)	140	129,595
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	180	172,593
2.65%, 06/01/30 (Call 03/01/30)	295	258,049
4.00%, 03/01/28 (Call 12/01/27)	145	140,248
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	114	111,192
Dentsply Sirona Inc., 3.25%, 06/01/30 (Call 03/01/30)	203	176,924
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	205	182,059
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	179	173,718
GE HealthCare Technologies Inc.
5.60%, 11/15/25 (Call 10/15/25)	225	225,704
5.65%, 11/15/27 (Call 10/15/27)	455	461,966
5.86%, 03/15/30 (Call 01/15/30)	330	341,060
5.91%, 11/22/32 (Call 08/22/32)	435	451,610
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	205	192,658
3.63%, 03/15/32 (Call 12/15/31)	492	429,856
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	273	267,097
4.50%, 03/30/33 (Call 12/30/32)	275	264,778
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)	150	129,583
2.25%, 09/15/31 (Call 06/15/31)	115	93,471
2.55%, 03/15/31 (Call 12/15/30)	120	100,506
3.30%, 09/15/29 (Call 06/15/29)	241	216,958
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	260	213,240
Solventum Corp.
5.40%, 03/01/29 (Call 02/01/29)(b)	205	204,707
5.45%, 02/25/27 (Call 01/25/27)(b)	125	125,234
5.45%, 03/13/31 (Call 01/13/31)(b)	250	248,056
5.60%, 03/23/34 (Call 12/23/33)(b)	250	249,064
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	215	182,839
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	145	137,548
1.95%, 06/15/30 (Call 03/15/30)	225	188,348
3.38%, 11/01/25 (Call 08/01/25)	207	200,896
3.50%, 03/15/26 (Call 12/15/25)	358	347,133
3.65%, 03/07/28 (Call 12/07/27)	130	124,009
4.85%, 12/08/28 (Call 11/08/28)	120	119,584
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	160	140,414
2.00%, 10/15/31 (Call 07/15/31)	305	248,568
2.60%, 10/01/29 (Call 07/01/29)	220	196,177
4.80%, 11/21/27 (Call 10/21/27)	205	205,097
4.95%, 08/10/26 (Call 07/10/26)	315	315,259

94	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
4.95%, 11/21/32 (Call 08/21/32)	$125	$124,368
4.98%, 08/10/30 (Call 06/10/30)	180	180,025
5.00%, 12/05/26 (Call 11/05/26)	175	175,489
5.00%, 01/31/29 (Call 12/31/28)	260	261,464
5.09%, 08/10/33 (Call 05/10/33)	255	256,162
5.20%, 01/31/34 (Call 10/31/33)(a)	125	126,404
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	175	146,381
3.05%, 01/15/26 (Call 12/15/25)	175	168,106
3.55%, 04/01/25 (Call 01/01/25)	150	146,725
5.35%, 12/01/28 (Call 11/01/28)	135	136,395

		12,673,962

Health Care - Services — 0.7%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	60	53,261
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	155	148,813
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	266	236,960
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	90	73,258
2.34%, 01/01/30 (Call 10/01/29)	55	47,463
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	115	93,504
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	95	86,477
Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	10	9,716
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	55	44,412
Cedars-Sinai Health System, Series 2021, 2.29%,
08/15/31 (Call 02/15/31)	145	120,575
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	545	480,853
2.50%, 03/01/31 (Call 12/01/30)	525	430,115
2.63%, 08/01/31 (Call 05/01/31)	310	253,698
3.00%, 10/15/30 (Call 07/15/30)	470	401,410
3.38%, 02/15/30 (Call 02/15/25)	425	374,955
4.25%, 12/15/27 (Call 03/18/24)	500	476,605
4.63%, 12/15/29 (Call 12/15/24)	790	748,110
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	5	4,865
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	40	37,572
2.78%, 10/01/30 (Call 04/01/30)	87	74,482
3.35%, 10/01/29 (Call 04/01/29)	172	156,178
6.07%, 11/01/27 (Call 08/01/27)	110	112,727
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	210	195,080
2.25%, 05/15/30 (Call 02/15/30)	239	203,028
2.55%, 03/15/31 (Call 12/15/30)	270	228,849
2.88%, 09/15/29 (Call 06/15/29)	209	187,413
3.65%, 12/01/27 (Call 09/01/27)	355	339,474
4.10%, 03/01/28 (Call 12/01/27)	320	309,506
4.10%, 05/15/32 (Call 02/15/32)	115	105,994
4.75%, 02/15/33 (Call 11/15/32)	260	251,119
4.90%, 02/08/26 (Call 03/11/24)	285	282,970
5.35%, 10/15/25 (Call 09/15/25)	95	94,890
5.50%, 10/15/32 (Call 07/15/32)	95	96,763
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	225	182,958
3.38%, 03/15/29 (Call 01/15/29)	55	50,155
3.50%, 09/01/30 (Call 03/01/30)	605	540,828

Security	Par (000)	Value

Health Care - Services (continued)
4.13%, 06/15/29 (Call 03/15/29)	$467	$439,178
4.50%, 02/15/27 (Call 08/15/26)	342	334,897
5.20%, 06/01/28 (Call 05/01/28)	255	253,950
5.25%, 04/15/25	347	345,450
5.25%, 06/15/26 (Call 12/15/25)	375	372,704
5.38%, 09/01/26 (Call 03/01/26)	250	249,274
5.45%, 04/01/31 (Call 02/01/31)(a)	50	49,766
5.50%, 06/01/33 (Call 03/01/33)	250	248,279
5.60%, 04/01/34 (Call 01/01/34)	150	149,315
5.63%, 09/01/28 (Call 03/01/28)	330	332,447
5.88%, 02/15/26 (Call 08/15/25)	350	351,544
5.88%, 02/01/29 (Call 08/01/28)	220	223,913
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	225	201,863
2.15%, 02/03/32 (Call 11/03/31)	190	150,345
3.13%, 08/15/29 (Call 05/15/29)	155	140,021
3.70%, 03/23/29 (Call 02/23/29)	205	191,627
3.95%, 03/15/27 (Call 12/15/26)	105	101,264
4.50%, 04/01/25 (Call 03/01/25)	140	138,550
4.88%, 04/01/30 (Call 01/01/30)	135	132,829
5.70%, 03/13/26 (Call 03/13/24)	50	49,975
5.75%, 03/01/28 (Call 02/01/28)	140	142,633
5.75%, 12/01/28 (Call 11/01/28)	85	86,815
5.88%, 03/01/33 (Call 12/01/32)	165	169,295
5.95%, 03/15/34 (Call 12/15/33)	25	25,818
IQVIA Inc., 6.25%, 02/01/29 (Call 01/01/29)	90	92,596
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	166	157,735
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	160	147,417
2.70%, 06/01/31 (Call 03/01/31)	120	102,476
2.95%, 12/01/29 (Call 09/01/29)	186	165,536
3.60%, 09/01/27 (Call 06/01/27)	178	169,048
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	120	99,170
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	75	69,696
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	55	44,331
Providence St Joseph Health Obligated Group	45	44,787
5.40%, 10/01/33 (Call 04/01/33)
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	55	47,889
Series H, 2.75%, 10/01/26 (Call 07/01/26)	95	89,062
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	85	72,547
2.95%, 06/30/30 (Call 03/30/30)	220	193,656
3.45%, 06/01/26 (Call 03/01/26)	177	170,291
3.50%, 03/30/25 (Call 12/30/24)	5	4,909
4.20%, 06/30/29 (Call 03/30/29)	95	91,317
6.40%, 11/30/33 (Call 08/30/33)	80	85,554
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	66	61,872
SSM Health Care Corp.
4.89%, 06/01/28 (Call 03/01/28)	100	99,530
Series A, 3.82%, 06/01/27 (Call 03/01/27)	155	148,708
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	30	27,094
Sutter Health
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	40	37,621
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	10	8,505
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	180	174,206

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
1.15%, 05/15/26 (Call 04/15/26)	$265	$244,223
1.25%, 01/15/26	140	130,796
2.00%, 05/15/30	280	235,323
2.30%, 05/15/31 (Call 02/15/31)	455	381,077
2.88%, 08/15/29	219	198,505
2.95%, 10/15/27	178	167,114
3.10%, 03/15/26	350	338,062
3.38%, 04/15/27	160	153,307
3.45%, 01/15/27	275	265,406
3.70%, 12/15/25	70	68,470
3.75%, 07/15/25	541	530,956
3.85%, 06/15/28	270	259,927
3.88%, 12/15/28	238	228,382
4.00%, 05/15/29 (Call 03/15/29)	238	228,712
4.20%, 05/15/32 (Call 02/15/32)	405	382,131
4.25%, 01/15/29 (Call 12/15/28)	295	287,633
4.50%, 04/15/33 (Call 01/15/33)	320	307,313
5.15%, 10/15/25	215	215,473
5.25%, 02/15/28 (Call 01/15/28)	225	228,636
5.30%, 02/15/30 (Call 12/15/29)	300	305,665
5.35%, 02/15/33 (Call 11/15/32)	175	178,402
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	187	169,986
2.65%, 10/15/30 (Call 07/15/30)	120	100,167
2.65%, 01/15/32 (Call 10/15/31)	110	89,325

		20,517,332

Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	180	163,519
2.88%, 06/15/27 (Call 05/15/27)	115	104,462
2.88%, 06/15/28 (Call 04/15/28)	280	245,258
3.20%, 11/15/31 (Call 08/15/31)	110	89,699
3.25%, 07/15/25 (Call 06/15/25)	358	343,959
3.88%, 01/15/26 (Call 12/15/25)	215	206,267
4.25%, 03/01/25 (Call 01/01/25)	187	183,292
5.88%, 03/01/29 (Call 02/01/29)	210	205,359
7.00%, 01/15/27	85	86,666
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	130	118,262
2.95%, 03/10/26 (Call 02/10/26)	25	23,392
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)	15	13,691
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	289	261,053
3.25%, 03/15/27 (Call 02/15/27)	160	146,278
4.00%, 01/15/29 (Call 11/15/28)(a)	190	172,757
4.70%, 03/24/25	130	127,945
6.25%, 01/25/31 (Call 11/25/30)(b)	75	74,158
7.05%, 09/29/25	115	116,471
7.30%, 11/27/28 (Call 10/27/28)(b)	150	154,738
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	140	125,241
2.75%, 09/16/26 (Call 08/19/26)	170	155,900
2.85%, 09/30/28 (Call 07/30/28)	188	163,400
3.63%, 01/15/26 (Call 12/15/25)	125	119,189
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	135	122,254
2.88%, 06/11/28 (Call 04/11/28)	230	201,112
3.40%, 07/15/26 (Call 06/15/26)	205	190,878
3.75%, 07/22/25 (Call 06/22/25)	120	115,635
4.00%, 03/30/25 (Call 02/28/25)	150	146,460
4.25%, 01/15/26 (Call 12/15/25)	130	125,153

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Blue Owl Capital Corp. II, 8.45%, 11/15/26 (Call 10/15/26)(b)	$35	$35,892
Blue Owl Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	110	99,310
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	50	45,515
4.70%, 02/08/27 (Call 01/08/27)	150	141,249
5.50%, 03/21/25	60	59,458
6.65%, 03/15/31 (Call 01/15/31)(b)	80	77,376
7.75%, 09/16/27 (Call 08/16/27)	40	40,903
7.75%, 01/15/29 (Call 12/15/28)(b)	145	148,042
Blue Owl Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	90	79,264
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	85	76,939
3.13%, 10/12/28 (Call 08/12/28)	135	116,582
3.40%, 01/15/26 (Call 12/15/25)	185	174,984
7.88%, 01/15/29 (Call 12/15/28)	115	118,867
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	110	104,605
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	210	184,768
2.50%, 08/24/26 (Call 07/24/26)	30	27,321
7.05%, 12/05/28 (Call 11/05/28)	10	10,188
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	140	129,192
6.95%, 03/01/29 (Call 02/01/29)	50	50,155
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	45	43,014
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	80	71,407
7.10%, 02/15/29 (Call 01/15/29)	100	101,222
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	75	67,673
3.44%, 10/15/28 (Call 08/15/28)	80	68,105
3.71%, 01/22/26 (Call 12/22/25)	100	94,255
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	60	55,110
6.13%, 03/01/29 (Call 02/01/29)(a)	80	78,756

		6,602,600

Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	180	162,888
1.40%, 10/15/27 (Call 08/15/27)	70	61,746
2.60%, 10/15/25 (Call 09/15/25)	127	121,523
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	85	84,184
4.75%, 11/29/27 (Call 05/29/27)	225	221,403
5.00%, 06/15/27 (Call 12/15/26)	125	123,899
5.25%, 06/01/26 (Call 12/01/25)	120	119,699
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	127	107,311
3.85%, 01/15/30 (Call 07/15/29)	60	55,345
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)	10	9,851
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	240	211,518
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(a)	171	170,232
5.50%, 03/01/26 (Call 12/01/25)	130	130,244
6.38%, 05/15/33	40	42,294
7.88%, 06/15/32	35	40,480

96	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	$132	$121,353
4.35%, 02/15/28 (Call 11/15/27)	120	115,275
4.88%, 11/15/25 (Call 08/15/25)	140	138,355
4.88%, 03/15/27 (Call 12/15/26)	130	127,811

		2,165,411

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	125	122,772
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	110	102,650
4.40%, 03/15/29 (Call 12/15/28)	143	135,480
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	68	55,766
3.70%, 05/01/25	5	4,893
4.70%, 05/14/32 (Call 02/14/32)	75	70,899
4.75%, 02/26/29 (Call 11/26/28)(a)	173	168,933
5.50%, 03/01/33 (Call 12/01/32)	95	94,192
5.75%, 03/01/34 (Call 12/01/33)	75	74,592

		830,177

Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	65	52,772
2.65%, 04/30/30 (Call 02/01/30)	65	56,541
4.88%, 12/06/28 (Call 09/06/28)	150	148,493
5.75%, 03/15/33 (Call 12/15/32)	185	191,476
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	130	107,271
3.15%, 08/01/27 (Call 05/01/27)	135	127,200
5.60%, 11/15/32 (Call 08/15/32)	145	150,357
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	165	136,304
3.10%, 10/01/27 (Call 07/01/27)	130	121,947
3.90%, 05/15/28 (Call 02/15/28)	150	144,158
4.40%, 05/01/29 (Call 03/01/29)	100	97,459
4.60%, 05/01/32 (Call 02/01/32)(a)	205	198,904
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	155	136,357
2.00%, 11/02/31 (Call 08/02/31)	200	164,352
2.75%, 02/15/26	110	105,862
3.05%, 08/15/25	200	194,472
3.10%, 03/26/30 (Call 12/26/29)	210	191,029
3.20%, 04/25/29 (Call 01/25/29)	180	167,012
3.95%, 11/01/28 (Call 08/01/28)	115	111,534
4.50%, 02/16/33 (Call 11/16/32)	75	73,318

		2,676,818

Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	75	88,101
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(c)	200	191,585
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	100	92,369
2.88%, 10/15/26 (Call 07/15/26)	139	131,246
3.60%, 04/01/30 (Call 01/01/30)	275	254,915
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	140	130,132
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	100	97,131
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	190	175,319
1.45%, 12/15/30 (Call 09/15/30)	130	102,597

Security	Par (000)	Value

Insurance (continued)
3.28%, 12/15/26 (Call 09/15/26)	$232	$220,914
5.25%, 03/30/33 (Call 12/30/32)	225	224,122
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	160	154,135
American Financial Group Inc./OH, 5.25%, 04/02/30 (Call 01/02/30)	5	4,922
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	169	152,542
4.20%, 04/01/28 (Call 01/01/28)	119	115,575
5.13%, 03/27/33 (Call 12/27/32)	180	177,465
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(c)	60	58,903
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	284	247,052
3.75%, 05/02/29 (Call 02/02/29)	216	202,625
4.50%, 12/15/28 (Call 09/15/28)	87	84,943
8.21%, 01/01/27	15	16,142
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	125	100,198
2.60%, 12/02/31 (Call 09/02/31)	85	70,665
2.85%, 05/28/27 (Call 04/28/27)	135	125,834
5.00%, 09/12/32 (Call 06/12/32)	157	153,369
5.35%, 02/28/33 (Call 11/28/32)	180	179,679
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)	237	231,073
Aon North America Inc.
5.13%, 03/01/27 (Call 02/01/27)	160	159,935
5.15%, 03/01/29 (Call 02/01/29)	220	220,032
5.30%, 03/01/31 (Call 01/01/31)	225	224,719
5.45%, 03/01/34 (Call 12/01/33)	225	225,122
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	191	184,432
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	160	129,559
5.50%, 03/02/33 (Call 12/02/32)	10	9,973
6.50%, 02/15/34 (Call 11/15/33)	35	37,393
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)(a)	70	56,969
3.70%, 02/22/30 (Call 11/22/29)	135	120,474
4.90%, 03/27/28 (Call 12/27/27)	120	117,540
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	185	161,840
6.13%, 09/15/28 (Call 08/15/28)	20	20,636
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	165	143,464
4.13%, 01/12/28 (Call 10/12/27)	290	277,716
5.88%, 01/15/34 (Call 10/15/33)	100	99,317
6.15%, 04/03/30 (Call 01/03/30)	79	81,299
6.65%, 02/01/33 (Call 11/01/32)	85	88,951
AXA SA, 8.60%, 12/15/30	190	224,821
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	174	163,576
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	125	119,515
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	321	261,725
1.85%, 03/12/30 (Call 12/12/29)	80	67,894
2.30%, 03/15/27 (Call 02/15/27)	285	266,775
2.88%, 03/15/32 (Call 12/15/31)	265	231,523
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	607	586,750

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	$70	$66,006
5.63%, 05/15/30 (Call 02/15/30)(a)	180	179,038
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	245	200,191
4.20%, 03/17/32 (Call 12/17/31)	120	108,990
4.50%, 03/15/29 (Call 12/15/28)	65	62,898
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	285	230,392
3.15%, 03/15/25	115	112,428
3.35%, 05/03/26 (Call 02/03/26)	290	279,576
Cincinnati Financial Corp., 6.92%, 05/15/28	94	100,122
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	120	99,145
3.45%, 08/15/27 (Call 05/15/27)	185	175,101
3.90%, 05/01/29 (Call 02/01/29)	176	165,195
4.50%, 03/01/26 (Call 12/01/25)	190	186,959
5.13%, 02/15/34 (Call 11/15/33)	35	33,817
5.50%, 06/15/33 (Call 03/15/33)	50	50,327
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	155	154,063
5.25%, 05/30/29 (Call 02/28/29)	150	145,626
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)	165	161,128
3.65%, 04/05/27 (Call 03/05/27)	220	208,237
3.85%, 04/05/29 (Call 02/05/29)	315	292,169
3.90%, 04/05/32 (Call 01/05/32)	365	320,887
5.75%, 01/15/34 (Call 10/15/33)	100	99,785
6.05%, 09/15/33 (Call 06/15/33)(b)	175	178,796
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	105	85,637
4.95%, 06/01/29 (Call 03/01/29)	118	114,825
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	435	419,105
5.59%, 01/11/33 (Call 10/11/32)	165	166,152
7.00%, 04/01/28	35	37,210
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)	65	66,664
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	65	56,213
4.63%, 04/29/30 (Call 01/29/30)	125	117,789
4.85%, 04/17/28 (Call 01/17/28)	189	184,967
5.63%, 08/16/32 (Call 05/16/32)	175	172,390
6.00%, 12/07/33 (Call 09/07/33)(b)	10	10,041
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	165	134,109
3.40%, 06/15/30 (Call 03/15/30)	185	163,192
4.50%, 08/15/28 (Call 05/15/28)	145	139,379
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	140	109,699
4.00%, 05/15/30 (Call 02/15/30)	55	49,007
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	180	149,087
4.55%, 09/15/28 (Call 06/15/28)	180	175,435
4.80%, 06/15/32 (Call 03/15/32)	20	19,248
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	89	73,908
4.50%, 04/15/26 (Call 01/15/26)	160	156,937
Hartford Financial Services Group Inc. (The), 2.80%,
08/19/29 (Call 05/19/29)	260	232,248

Security	Par (000)	Value

Insurance (continued)
Horace Mann Educators Corp., 7.25%, 09/15/28 (Call 08/15/28)	$70	$74,945
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	140	115,922
5.17%, 06/08/27 (Call 05/08/27)(a)	110	109,483
5.67%, 06/08/32 (Call 03/08/32)	95	94,776
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	125	98,483
3.80%, 02/23/32 (Call 11/23/31)	115	96,513
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	115	100,663
3.35%, 03/09/25	107	104,410
3.40%, 01/15/31 (Call 10/15/30)(a)	115	100,669
3.40%, 03/01/32 (Call 12/01/31)	10	8,488
3.63%, 12/12/26 (Call 09/15/26)(a)	15	14,321
3.80%, 03/01/28 (Call 12/01/27)	140	133,182
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	185	166,895
3.75%, 04/01/26 (Call 01/01/26)	150	145,840
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	95	88,205
3.70%, 03/16/32 (Call 12/16/31)	250	227,798
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(c)	175	166,791
4.15%, 03/04/26	367	359,703
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	163	146,837
3.50%, 11/01/27 (Call 08/01/27)	150	141,288
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	165	139,124
2.38%, 12/15/31 (Call 09/15/31)	130	107,989
3.50%, 03/10/25 (Call 12/10/24)	207	203,313
3.75%, 03/14/26 (Call 12/14/25)	255	248,782
4.38%, 03/15/29 (Call 12/15/28)	340	332,503
5.15%, 03/15/34 (Call 12/15/33)	75	74,725
5.40%, 09/15/33 (Call 06/15/33)	160	162,796
5.75%, 11/01/32 (Call 08/01/32)	192	200,506
5.88%, 08/01/33	5	5,277
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	135	128,919
MetLife Inc.
3.00%, 03/01/25	133	130,013
3.60%, 11/13/25 (Call 08/13/25)	224	218,526
4.55%, 03/23/30 (Call 12/23/29)	289	282,824
5.38%, 07/15/33 (Call 04/15/33)	308	309,674
6.50%, 12/15/32	50	54,606
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	192	185,762
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	205	192,305
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	175	145,239
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	135	112,300
3.10%, 11/15/26 (Call 08/15/26)	100	94,879
3.40%, 05/15/25 (Call 02/15/25)	80	78,135
3.70%, 05/15/29 (Call 02/15/29)	231	215,481
5.38%, 03/15/33 (Call 12/15/32)	95	95,730
Progressive Corp. (The)
2.45%, 01/15/27	115	107,304
2.50%, 03/15/27 (Call 02/15/27)	130	121,025
3.00%, 03/15/32 (Call 12/15/31)	290	250,885

98	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.20%, 03/26/30 (Call 12/26/29)	$175	$158,095
4.00%, 03/01/29 (Call 12/01/28)	143	137,552
4.95%, 06/15/33 (Call 03/15/33)	85	84,402
6.25%, 12/01/32	40	43,423
6.63%, 03/01/29	90	96,613
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	257	239,441
2.10%, 03/10/30 (Call 12/10/29)	190	162,473
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(c)	25	21,799
3.88%, 03/27/28 (Call 12/27/27)	212	203,683
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(c)	60	56,174
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(c)	200	186,874
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(c)	210	205,132
5.75%, 07/15/33(a)	70	73,447
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(c)	215	214,311
6.75%, 03/01/53 (Call 12/01/32), (5-year CMT + 2.848%)(c)	120	124,679
Prudential Funding Asia PLC
3.13%, 04/14/30	196	174,746
3.63%, 03/24/32 (Call 12/24/31)	110	98,320
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	165	145,842
3.90%, 05/15/29 (Call 02/15/29)	155	146,231
3.95%, 09/15/26 (Call 06/15/26)	170	166,248
6.00%, 09/15/33 (Call 06/15/33)	5	5,127
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)(a)	95	89,361
3.70%, 04/01/25 (Call 01/01/25)	10	9,795
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	145	133,633
5.75%, 06/05/33 (Call 03/05/33)	205	206,552
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	110	85,465
Travelers Property Casualty Corp., 6.38%, 03/15/33	20	22,195
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	215	210,681
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	40	37,546
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	173	153,728
4.50%, 09/15/28 (Call 06/15/28)	160	154,391
4.65%, 06/15/27 (Call 05/15/27)	205	201,190
5.35%, 05/15/33 (Call 02/15/33)	75	73,826

		25,326,430

Internet — 0.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	370	306,058
3.40%, 12/06/27 (Call 09/06/27)	650	613,577
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	358	336,606
0.80%, 08/15/27 (Call 06/15/27)	360	318,028
1.10%, 08/15/30 (Call 05/15/30)	575	465,177
2.00%, 08/15/26 (Call 05/15/26)	558	524,047
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	250	237,425
1.00%, 05/12/26 (Call 04/12/26)	710	653,470
1.20%, 06/03/27 (Call 04/03/27)	300	268,226

Security	Par (000)	Value

Internet (continued)
1.50%, 06/03/30 (Call 03/03/30)	$494	$408,451
1.65%, 05/12/28 (Call 03/12/28)	622	552,059
2.10%, 05/12/31 (Call 02/12/31)	580	486,717
3.00%, 04/13/25	220	214,970
3.15%, 08/22/27 (Call 05/22/27)	712	675,684
3.30%, 04/13/27 (Call 03/13/27)	600	575,108
3.45%, 04/13/29 (Call 02/13/29)	273	258,579
3.60%, 04/13/32 (Call 01/13/32)	465	428,656
4.55%, 12/01/27 (Call 11/01/27)	265	264,111
4.60%, 12/01/25	230	228,939
4.65%, 12/01/29 (Call 10/01/29)	425	425,225
4.70%, 12/01/32 (Call 09/01/32)	725	721,570
5.20%, 12/03/25 (Call 09/03/25)	351	352,558
Baidu Inc.
3.43%, 04/07/30 (Call 01/07/30)	50	45,283
3.63%, 07/06/27	265	252,338
4.13%, 06/30/25	200	196,204
4.38%, 03/29/28 (Call 12/29/27)	55	53,664
4.88%, 11/14/28 (Call 08/14/28)	50	49,655
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	210	199,838
3.60%, 06/01/26 (Call 03/01/26)	313	303,336
3.65%, 03/15/25 (Call 12/15/24)	125	122,919
4.63%, 04/13/30 (Call 01/13/30)	389	382,265
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	170	156,756
1.90%, 03/11/25 (Call 02/11/25)	232	223,869
2.60%, 05/10/31 (Call 02/10/31)	235	199,188
2.70%, 03/11/30 (Call 12/11/29)	230	200,955
3.60%, 06/05/27 (Call 03/05/27)	346	330,451
5.90%, 11/22/25 (Call 10/22/25)	105	105,836
5.95%, 11/22/27 (Call 10/22/27)(a)	25	25,690
6.30%, 11/22/32 (Call 08/22/32)	45	47,723
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	103	88,177
3.25%, 02/15/30 (Call 11/15/29)	315	280,700
3.80%, 02/15/28 (Call 11/15/27)	145	137,162
4.63%, 08/01/27 (Call 05/01/27)	100	97,858
5.00%, 02/15/26 (Call 11/15/25)	230	228,451
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	200	180,446
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	630	604,033
3.85%, 08/15/32 (Call 05/15/32)	700	648,372
4.60%, 05/15/28 (Call 04/15/28)	315	313,755
4.80%, 05/15/30 (Call 03/15/30)	270	269,937
4.95%, 05/15/33 (Call 02/15/33)	415	415,296
Netflix Inc.
4.38%, 11/15/26	50	49,189
4.88%, 04/15/28	160	159,733
5.88%, 11/15/28	405	419,591
6.38%, 05/15/29	233	247,627
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	70	65,834
2.00%, 09/03/30 (Call 06/03/30)	190	154,663
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	205	170,405
4.75%, 07/15/27 (Call 04/01/24)	180	176,459
5.25%, 04/01/25 (Call 01/01/25)	45	44,816
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	200	171,630

		17,135,345

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	$180	$170,470
4.55%, 03/11/26	60	59,094
6.55%, 11/29/27 (Call 10/29/27)	285	296,584
6.80%, 11/29/32 (Call 08/29/32)	180	190,435
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	200	191,885
2.70%, 06/01/30 (Call 03/01/30)	120	105,757
3.13%, 04/01/32 (Call 01/01/32)	75	65,480
3.95%, 05/23/25	150	147,668
3.95%, 05/01/28 (Call 02/01/28)	177	171,023
4.30%, 05/23/27 (Call 04/23/27)	130	127,027
Reliance Inc.
1.30%, 08/15/25 (Call 07/15/25)	145	136,099
2.15%, 08/15/30 (Call 05/15/30)	40	33,187
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	25	22,221
2.40%, 06/15/25 (Call 05/15/25)	119	114,314
3.25%, 01/15/31 (Call 10/15/30)	80	70,895
3.45%, 04/15/30 (Call 01/15/30)	172	156,308
5.00%, 12/15/26 (Call 04/01/24)	300	297,550
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	320	287,930
6.13%, 06/12/33 (Call 03/12/33)	325	328,102
6.25%, 08/10/26	20	20,312

		2,992,341

Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	150	118,030
4.40%, 09/15/32 (Call 06/15/32)(a)	95	84,733
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	120	116,489
Polaris Inc., 6.95%, 03/15/29 (Call 02/15/29)	45	47,446

		366,698

Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	115	100,790
3.70%, 01/15/31 (Call 10/15/30)	100	85,921
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	115	110,382
4.85%, 03/15/26 (Call 12/15/25)	150	148,246
5.38%, 04/23/25 (Call 03/23/25)	150	149,688
5.75%, 01/30/27 (Call 12/30/26)	40	40,479
5.75%, 04/23/30 (Call 01/23/30)	105	106,996
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	120	117,758
3.75%, 10/01/25 (Call 07/01/25)	63	61,385
4.88%, 05/15/29 (Call 04/15/29)	40	39,463
4.90%, 04/15/29 (Call 03/15/29)	110	108,657
5.00%, 10/15/27 (Call 09/15/27)	225	224,246
5.30%, 05/15/34 (Call 02/15/34)	50	49,212
5.45%, 09/15/26 (Call 08/15/26)	30	30,126
5.55%, 10/15/28 (Call 09/15/28)	310	315,372
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	10	9,793
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	187	187,669
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	230	222,562
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	115	100,305
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	245	209,110
Series II, 2.75%, 10/15/33 (Call 07/15/33)	25	20,124
Series R, 3.13%, 06/15/26 (Call 03/15/26)	255	243,402

Security	Par (000)	Value

Lodging (continued)
Series X, 4.00%, 04/15/28 (Call 01/15/28)	$60	$57,425
Sands China Ltd.
3.10%, 03/08/29 (Call 01/08/29)	200	172,281
3.25%, 08/08/31 (Call 05/08/31)	120	99,545
4.63%, 06/18/30 (Call 03/18/30)	15	13,644
5.13%, 08/08/25 (Call 06/08/25)	55	54,166
5.40%, 08/08/28 (Call 05/08/28)	445	432,542

		3,511,289

Machinery — 0.4%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	100	93,216
0.90%, 03/02/26	210	193,846
1.10%, 09/14/27	40	35,246
1.15%, 09/14/26	200	182,316
1.45%, 05/15/25	10	9,563
1.70%, 01/08/27	180	165,514
2.40%, 08/09/26(a)	30	28,286
3.40%, 05/13/25	180	176,187
3.60%, 08/12/27	260	250,296
3.65%, 08/12/25	395	387,052
4.35%, 05/15/26	280	276,575
4.50%, 01/08/27	100	99,292
4.80%, 01/06/26	165	164,575
4.85%, 02/27/29	100	100,085
5.05%, 02/27/26	125	125,053
5.15%, 08/11/25	340	339,956
5.40%, 03/10/25	180	180,398
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	70	58,738
2.60%, 09/19/29 (Call 06/19/29)	159	143,137
2.60%, 04/09/30 (Call 01/09/30)	250	222,114
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	180	164,586
1.88%, 01/15/26 (Call 12/15/25)	95	89,035
3.95%, 05/23/25	105	103,018
4.55%, 04/10/28 (Call 03/10/28)	110	107,621
5.45%, 10/14/25	140	140,013
5.50%, 01/12/29 (Call 12/12/28)	155	157,058
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	117	112,262
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	149	145,104
3.10%, 04/15/30 (Call 01/15/30)	85	77,338
5.38%, 10/16/29	105	108,411
7.13%, 03/03/31	90	102,756
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	110	98,123
3.15%, 11/15/25 (Call 08/15/25)	138	133,070
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	145	118,531
3.50%, 10/01/30 (Call 07/01/30)	135	118,752
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	150	126,424
3.00%, 05/01/30 (Call 02/01/30)	55	48,022
John Deere Capital Corp.
0.70%, 01/15/26	190	175,882
1.05%, 06/17/26	45	41,252
1.30%, 10/13/26	130	118,773
1.45%, 01/15/31	175	141,257
1.50%, 03/06/28	100	88,074
1.70%, 01/11/27	170	155,757
1.75%, 03/09/27	45	41,145

100	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.00%, 06/17/31	$225	$185,984
2.13%, 03/07/25	55	53,358
2.25%, 09/14/26	190	177,862
2.35%, 03/08/27	110	102,495
2.45%, 01/09/30	225	197,714
2.65%, 06/10/26	210	200,150
2.80%, 09/08/27	175	163,757
2.80%, 07/18/29	140	127,257
3.05%, 01/06/28	125	117,930
3.35%, 04/18/29	140	131,379
3.40%, 06/06/25	175	171,464
3.40%, 09/11/25	55	53,704
3.45%, 03/13/25	290	284,813
3.45%, 03/07/29	133	125,417
3.90%, 06/07/32	170	158,424
4.05%, 09/08/25	165	162,682
4.15%, 09/15/27	160	156,804
4.35%, 09/15/32	175	169,260
4.50%, 01/08/27	125	123,985
4.50%, 01/16/29	125	123,184
4.70%, 06/10/30	190	188,481
4.75%, 06/08/26	130	129,611
4.75%, 01/20/28	245	244,768
4.80%, 01/09/26	325	324,169
4.85%, 10/11/29	105	105,551
4.90%, 03/03/28	45	45,219
4.95%, 06/06/25	95	94,857
4.95%, 07/14/28	205	206,174
5.05%, 03/03/26	70	70,169
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	75	61,143
4.55%, 04/15/28 (Call 01/15/28)	143	137,870
5.65%, 05/15/33 (Call 02/15/33)	80	79,927
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	100	88,244
4.60%, 05/15/28 (Call 02/15/28)	115	111,824
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	135	130,035
2.29%, 04/05/27 (Call 02/05/27)	165	152,467
2.57%, 02/15/30 (Call 11/15/29)	419	364,921
5.25%, 08/16/28 (Call 07/16/28)	130	131,114
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	65	52,209
2.88%, 03/01/25 (Call 12/01/24)	155	151,452
3.50%, 03/01/29 (Call 12/01/28)	185	176,281
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	175	169,726
3.45%, 11/15/26 (Call 08/15/26)	225	213,945
4.70%, 09/15/28 (Call 06/15/28)	278	271,183
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	145	129,553
2.25%, 01/30/31 (Call 10/30/30)	125	104,726
3.25%, 11/01/26 (Call 08/01/26)	160	152,750

		13,019,701

Machinery - Diversified — 0.0%
Ingersoll Rand Inc.
5.40%, 08/14/28 (Call 07/14/28)	35	35,263
5.70%, 08/14/33 (Call 05/14/33)	170	173,017
John Deere Capital Corp.
5.15%, 09/08/26	55	55,340
5.15%, 09/08/33	90	91,552

Security	Par (000)	Value

Machinery - Diversified (continued)
5.30%, 09/08/25	$95	$95,419
Nordson Corp.
5.60%, 09/15/28 (Call 08/15/28)	35	35,561
5.80%, 09/15/33 (Call 06/15/33)	90	92,943
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34 (Call 12/11/33)	25	25,103

		604,198

Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(a)	193	179,774
2.38%, 08/26/29 (Call 05/26/29)	223	193,446
2.65%, 04/15/25 (Call 03/15/25)(a)	160	154,983
2.88%, 10/15/27 (Call 07/15/27)	206	190,749
3.00%, 08/07/25	200	193,767
3.05%, 04/15/30 (Call 01/15/30)(a)	162	143,706
3.38%, 03/01/29 (Call 12/01/28)	171	157,478
3.63%, 09/14/28 (Call 06/14/28)	178	167,956
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	142	112,315
2.75%, 03/01/30 (Call 12/01/29)	245	213,087
3.75%, 12/01/27 (Call 09/01/27)	190	180,561
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	235	222,096
4.00%, 11/02/32	60	56,216
4.15%, 03/15/33 (Call 12/15/32)	30	28,259
4.35%, 05/18/28 (Call 04/18/28)	55	54,165
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	200	192,087
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	15	14,520
General Electric Co., 6.75%, 03/15/32	290	322,043
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	305	289,965
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	167	158,849
3.25%, 06/14/29 (Call 03/14/29)	249	229,115
4.25%, 09/15/27 (Call 08/15/27)	270	263,959
4.50%, 09/15/29 (Call 07/15/29)	295	288,488
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	125	120,557
5.90%, 07/15/32 (Call 04/15/32)	135	138,522
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	35	32,454
2.25%, 04/01/28 (Call 02/01/28)	165	147,848
2.75%, 04/01/31 (Call 01/01/31)	288	244,376
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	140	116,877
3.00%, 06/01/30 (Call 03/01/30)	105	92,143
3.38%, 03/01/28 (Call 12/01/27)	110	103,105
3.65%, 03/15/27 (Call 12/15/26)	45	43,054
3.88%, 03/01/25 (Call 12/01/24)	30	29,528
3.90%, 09/17/29 (Call 06/17/29)	123	114,829
4.00%, 03/15/26 (Call 12/15/25)	178	173,172
6.10%, 11/15/33 (Call 08/15/33)	105	109,422

		5,473,471

Media — 0.6%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	300	253,063
2.30%, 02/01/32 (Call 11/01/31)	225	170,918

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
2.80%, 04/01/31 (Call 01/01/31)	$335	$270,266
3.75%, 02/15/28 (Call 11/15/27)	241	222,563
4.20%, 03/15/28 (Call 12/15/27)	285	267,035
4.40%, 04/01/33 (Call 01/01/33)(a)	120	104,801
4.91%, 07/23/25 (Call 04/23/25)	1,061	1,046,197
5.05%, 03/30/29 (Call 12/30/28)	248	237,246
6.15%, 11/10/26 (Call 10/10/26)	265	267,628
6.65%, 02/01/34 (Call 11/01/33)	305	305,571
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	475	378,478
1.95%, 01/15/31 (Call 10/15/30)	350	287,420
2.35%, 01/15/27 (Call 10/15/26)	309	288,066
2.65%, 02/01/30 (Call 11/01/29)	355	312,441
3.15%, 03/01/26 (Call 12/01/25)	656	633,132
3.15%, 02/15/28 (Call 11/15/27)	352	330,112
3.30%, 02/01/27 (Call 11/01/26)	355	340,331
3.30%, 04/01/27 (Call 02/01/27)	220	209,876
3.38%, 08/15/25 (Call 05/15/25)	457	446,115
3.40%, 04/01/30 (Call 01/01/30)	338	309,328
3.55%, 05/01/28 (Call 02/01/28)	243	230,603
3.95%, 10/15/25 (Call 08/15/25)	671	659,371
4.15%, 10/15/28 (Call 07/15/28)	906	879,477
4.25%, 10/15/30 (Call 07/15/30)	318	303,910
4.25%, 01/15/33	187	175,157
4.55%, 01/15/29 (Call 12/15/28)	245	241,054
4.65%, 02/15/33 (Call 11/15/32)(a)	455	441,754
4.80%, 05/15/33 (Call 02/15/33)	287	280,432
5.25%, 11/07/25	125	125,546
5.35%, 11/15/27 (Call 10/15/27)	165	167,575
5.50%, 11/15/32 (Call 08/15/32)	190	194,753
7.05%, 03/15/33	110	123,640
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	220	214,829
3.63%, 05/15/30 (Call 02/15/30)	249	218,826
3.95%, 06/15/25 (Call 03/15/25)	123	120,088
3.95%, 03/20/28 (Call 12/20/27)	402	375,830
4.13%, 05/15/29 (Call 02/15/29)	102	94,257
4.90%, 03/11/26 (Call 12/11/25)	185	182,142
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	110	102,730
3.45%, 03/01/32 (Call 12/01/31)	85	73,893
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	205	199,516
3.50%, 04/08/30 (Call 01/08/30)	175	157,444
4.71%, 01/25/29 (Call 10/25/28)	360	351,371
6.50%, 10/13/33 (Call 07/13/33)	215	225,793
Grupo Televisa SAB, 8.50%, 03/11/32	80	92,022
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	110	99,106
3.38%, 02/15/28 (Call 11/15/27)	115	100,665
3.70%, 06/01/28 (Call 03/01/28)	50	43,596
4.20%, 06/01/29 (Call 03/01/29)	140	123,280
4.20%, 05/19/32 (Call 02/19/32)(a)	225	183,367
4.95%, 01/15/31 (Call 10/15/30)	281	246,059
5.50%, 05/15/33	100	86,575
7.88%, 07/30/30	185	188,865
TCI Communications Inc.
7.13%, 02/15/28	80	86,249
7.88%, 02/15/26	85	89,299
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	123	117,976

Security	Par (000)	Value

Media (continued)
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	$75	$83,174
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	263	244,451
2.95%, 06/15/27	250	236,764
3.00%, 02/13/26	336	323,496
3.15%, 09/17/25	194	188,203
Series B, 7.00%, 03/01/32	120	135,759
Walt Disney Co. (The)
1.75%, 01/13/26	340	320,544
2.00%, 09/01/29 (Call 06/01/29)	461	397,419
2.20%, 01/13/28	221	201,606
2.65%, 01/13/31	530	460,414
3.35%, 03/24/25	530	519,369
3.38%, 11/15/26 (Call 08/15/26)	205	197,189
3.70%, 10/15/25 (Call 07/15/25)	102	99,683
3.70%, 03/23/27	155	150,104
3.80%, 03/22/30	292	275,514
6.55%, 03/15/33	95	105,938

		18,217,264

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	310	302,951
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	90	81,969
4.50%, 12/15/28 (Call 09/15/28)	125	121,329

		506,249

Mining — 0.1%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	25	22,395
3.75%, 10/01/30 (Call 07/01/30)	200	173,099
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	315	312,815
4.88%, 02/27/26	260	258,959
4.90%, 02/28/33 (Call 11/28/32)	220	216,997
5.10%, 09/08/28 (Call 08/08/28)	145	145,869
5.25%, 09/08/26	230	231,421
5.25%, 09/08/30 (Call 07/08/30)	255	257,173
5.25%, 09/08/33 (Call 06/08/33)	315	316,211
6.42%, 03/01/26	70	71,703
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 04/01/24)	125	118,631
4.25%, 03/01/30 (Call 03/01/25)	175	163,534
4.38%, 08/01/28 (Call 04/01/24)	115	109,669
4.63%, 08/01/30 (Call 08/01/25)	88	83,900
5.00%, 09/01/27 (Call 04/01/24)	118	116,147
5.25%, 09/01/29 (Call 09/01/24)	175	174,101
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	166	161,327
6.25%, 07/15/33 (Call 04/15/33)(b)	95	97,090
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	269	224,950
2.60%, 07/15/32 (Call 04/15/32)	260	213,859
2.80%, 10/01/29 (Call 07/01/29)	131	116,317
Rio Tinto Alcan Inc.
6.13%, 12/15/33	10	10,628
7.25%, 03/15/31	115	128,563
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	180	196,068
Rio Tinto Finance USA PLC, 5.00%, 03/09/33 (Call 12/09/32)	265	264,654

102	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Southern Copper Corp., 3.88%, 04/23/25	$210	$205,829
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	149	122,894

		4,514,803

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	252	233,890
3.25%, 02/15/29 (Call 04/01/24)	170	151,534
3.28%, 12/01/28 (Call 10/01/28)	125	112,542
3.57%, 12/01/31 (Call 09/01/31)	175	151,756
4.13%, 05/01/25 (Call 04/01/24)	195	191,151
4.25%, 04/01/28 (Call 04/01/24)	145	138,057

		978,930

Oil & Gas — 0.9%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(a)	65	59,726
4.38%, 10/15/28 (Call 07/15/28)	10	9,369
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	220	181,407
2.72%, 01/12/32 (Call 10/12/31)	535	453,803
3.02%, 01/16/27 (Call 10/16/26)	255	242,256
3.12%, 05/04/26 (Call 02/04/26)	235	225,810
3.41%, 02/11/26 (Call 12/11/25)	223	216,264
3.54%, 04/06/27 (Call 02/06/27)	170	163,065
3.59%, 04/14/27 (Call 01/14/27)	253	243,172
3.63%, 04/06/30 (Call 01/06/30)	309	287,952
3.80%, 09/21/25 (Call 07/21/25)	288	282,504
3.94%, 09/21/28 (Call 06/21/28)	295	283,268
4.23%, 11/06/28 (Call 08/06/28)	221	215,064
4.70%, 04/10/29 (Call 03/10/29)	175	173,103
4.81%, 02/13/33 (Call 11/13/32)	565	551,259
4.89%, 09/11/33 (Call 06/11/33)	240	235,414
4.99%, 04/10/34 (Call 01/10/34)	175	172,184
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	300	284,036
3.72%, 11/28/28 (Call 08/28/28)	268	254,447
Burlington Resources LLC, 7.20%, 08/15/31	45	50,776
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	157	149,834
2.95%, 07/15/30 (Call 04/15/30)	125	108,694
3.85%, 06/01/27 (Call 03/01/27)	313	299,698
6.45%, 06/30/33	5	5,257
7.20%, 01/15/32	85	92,570
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	160	130,910
4.25%, 04/15/27 (Call 01/15/27)	70	67,786
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	515	494,159
2.00%, 05/11/27 (Call 03/11/27)	160	147,095
2.24%, 05/11/30 (Call 02/11/30)	373	322,732
2.95%, 05/16/26 (Call 02/16/26)	570	547,470
3.33%, 11/17/25 (Call 08/17/25)	249	243,113
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	225	211,639
1.02%, 08/12/27 (Call 06/12/27)	245	216,280
3.25%, 10/15/29 (Call 07/15/29)	145	134,868
3.85%, 01/15/28 (Call 10/15/27)	172	167,300
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)	250	226,779
CNOOC Finance 2015 USA LLC 3.50%, 05/05/25	400	391,853

Security	Par (000)	Value

Oil & Gas (continued)
4.38%, 05/02/28	$200	$196,490
Conoco Funding Co., 7.25%, 10/15/31	135	152,941
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/11/24)	32	31,096
5.05%, 09/15/33 (Call 06/15/33)	270	269,099
5.90%, 10/15/32	120	128,384
6.95%, 04/15/29	287	314,592
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	225	216,221
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	165	158,565
4.38%, 03/15/29 (Call 12/15/28)	163	156,996
5.60%, 03/15/34 (Call 12/15/33)	100	99,969
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	187	178,391
5.25%, 10/15/27 (Call 03/11/24)	130	129,726
5.85%, 12/15/25 (Call 09/15/25)	148	148,694
5.88%, 06/15/28 (Call 03/11/24)	120	120,702
7.88%, 09/30/31	126	143,408
7.95%, 04/15/32	115	131,076
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	272	238,414
3.25%, 12/01/26 (Call 10/01/26)	191	182,560
3.50%, 12/01/29 (Call 09/01/29)	267	245,089
6.25%, 03/15/33 (Call 12/15/32)(a)	145	152,386
Eni USA Inc., 7.30%, 11/15/27	109	115,670
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	80	78,200
4.15%, 01/15/26 (Call 10/15/25)	270	265,934
4.38%, 04/15/30 (Call 01/15/30)	232	224,984
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	270	255,771
5.00%, 01/15/29 (Call 07/15/28)	67	65,378
5.70%, 04/01/28 (Call 03/01/28)	125	125,885
5.75%, 02/01/34 (Call 11/01/33)	120	118,032
7.00%, 02/01/30 (Call 11/01/29)	155	164,181
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	213	185,125
2.88%, 04/06/25 (Call 03/06/25)	130	126,936
3.00%, 04/06/27 (Call 02/06/27)	173	163,622
3.13%, 04/06/30 (Call 01/06/30)	365	332,786
3.63%, 09/10/28 (Call 06/10/28)	255	243,875
7.25%, 09/23/27	150	161,510
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	290	273,907
2.44%, 08/16/29 (Call 05/16/29)	344	307,266
2.61%, 10/15/30 (Call 07/15/30)	465	407,811
2.71%, 03/06/25 (Call 12/06/24)	445	434,322
2.99%, 03/19/25 (Call 02/19/25)	540	528,009
3.04%, 03/01/26 (Call 12/01/25)	510	492,549
3.29%, 03/19/27 (Call 01/19/27)	272	261,925
3.48%, 03/19/30 (Call 12/19/29)	447	417,034
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	170	141,015
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	232	225,962
7.13%, 03/15/33	70	78,494
7.30%, 08/15/31	180	202,214
7.88%, 10/01/29	110	123,344
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	110	102,880

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.00%, 02/01/28 (Call 03/11/24)(b)	$20	$19,251
5.88%, 04/01/26 (Call 01/01/26)	190	190,692
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	252	244,717
6.80%, 03/15/32	145	154,551
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	135	128,526
4.70%, 05/01/25 (Call 04/01/25)	411	407,018
5.13%, 12/15/26 (Call 09/15/26)	212	211,644
Occidental Petroleum Corp.
5.50%, 12/01/25 (Call 09/01/25)	70	69,908
5.55%, 03/15/26 (Call 12/15/25)	145	145,913
5.88%, 09/01/25 (Call 06/01/25)	80	80,240
6.13%, 01/01/31 (Call 07/01/30)	400	409,753
6.38%, 09/01/28 (Call 03/01/28)(a)	50	51,864
6.63%, 09/01/30 (Call 03/01/30)	355	373,572
7.50%, 05/01/31	310	342,446
7.88%, 09/15/31	50	56,296
8.88%, 07/15/30 (Call 01/15/30)	40	46,238
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	125	124,284
5.65%, 05/15/25	175	175,022
5.65%, 05/15/28 (Call 04/15/28)	140	141,231
6.25%, 07/15/33 (Call 04/15/33)	145	149,087
7.20%, 11/01/31	105	113,320
7.38%, 11/01/31	130	141,689
8.13%, 09/15/30	85	95,376
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	55	51,421
5.15%, 11/15/29 (Call 08/15/29)	50	48,066
7.15%, 10/01/33 (Call 07/01/33)	100	105,991
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	155	143,476
2.15%, 12/15/30 (Call 09/15/30)	190	157,878
3.85%, 04/09/25 (Call 03/09/25)	350	343,991
3.90%, 03/15/28 (Call 12/15/27)	170	163,561
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)	160	144,265
3.55%, 10/01/26 (Call 07/01/26)	120	115,211
3.75%, 03/01/28 (Call 12/01/27)	125	119,216
4.95%, 12/01/27 (Call 11/01/27)	170	169,628
5.25%, 06/15/31 (Call 04/15/31)	100	99,757
5.30%, 06/30/33 (Call 03/30/33)	265	262,930
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	15	13,915
1.90%, 08/15/30 (Call 05/15/30)	295	245,908
2.15%, 01/15/31 (Call 10/15/30)	230	192,611
5.10%, 03/29/26	160	159,896
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	343	302,175
2.50%, 09/12/26	272	256,883
2.75%, 04/06/30 (Call 01/06/30)	405	360,514
2.88%, 05/10/26	462	442,079
3.25%, 05/11/25	528	516,377
3.88%, 11/13/28 (Call 08/13/28)	382	368,588
Suncor Energy Inc., 7.15%, 02/01/32	175	191,777
Tosco Corp., 8.13%, 02/15/30	60	69,311
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	345	309,907
3.46%, 02/19/29 (Call 11/19/28)	305	286,488
TotalEnergies Capital SA, 3.88%, 10/11/28	257	247,533

Security	Par (000)	Value

Oil & Gas (continued)
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	$64	$57,944
2.80%, 12/01/31 (Call 09/01/31)	80	67,521
3.40%, 09/15/26 (Call 06/15/26)	20	19,122
4.00%, 04/01/29 (Call 01/01/29)	35	33,399
4.35%, 06/01/28 (Call 03/01/28)	36	35,050
7.50%, 04/15/32	225	255,949

		28,793,312

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	176	162,390
3.14%, 11/07/29 (Call 08/07/29)	170	155,050
3.34%, 12/15/27 (Call 09/15/27)	344	324,390
4.49%, 05/01/30 (Call 02/01/30)	115	111,778
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	255	226,474
3.80%, 11/15/25 (Call 08/15/25)	183	178,788
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	167	152,335
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	155	146,465
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	295	259,249
4.50%, 05/15/28 (Call 04/15/28)	80	79,236
4.85%, 05/15/33 (Call 02/15/33)(a)	80	79,168

		1,875,323

Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	160	154,069
4.50%, 05/15/28 (Call 02/15/28)	60	58,345
5.63%, 05/26/33 (Call 02/26/33)	140	142,194
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	182	155,270
2.69%, 05/25/31 (Call 02/25/31)	185	155,784
4.00%, 05/17/25 (Call 04/17/25)	180	176,535
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	43	37,759
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	387	360,526
1.65%, 01/15/27 (Call 12/15/26)	70	63,257
5.50%, 04/15/28 (Call 03/15/28)(b)	15	14,916
5.65%, 01/15/34 (Call 10/15/33)(b)	75	74,023
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	207	185,562
3.40%, 12/15/27 (Call 09/15/27)	140	132,330
5.70%, 12/01/33 (Call 09/01/33)	60	61,362
Sonoco Products Co.
2.25%, 02/01/27 (Call 01/01/27)	50	45,887
2.85%, 02/01/32 (Call 11/01/31)	140	118,155
3.13%, 05/01/30 (Call 02/01/30)	65	57,681
WestRock MWV LLC
7.95%, 02/15/31	5	5,697
8.20%, 01/15/30	94	106,879
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	115	96,917
3.38%, 09/15/27 (Call 06/15/27)	95	89,396
3.75%, 03/15/25 (Call 01/15/25)	218	213,508
3.90%, 06/01/28 (Call 03/01/28)	127	120,379
4.00%, 03/15/28 (Call 12/15/27)	170	162,268
4.20%, 06/01/32 (Call 03/01/32)	10	9,396
4.65%, 03/15/26 (Call 01/15/26)	219	216,118

104	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
4.90%, 03/15/29 (Call 12/15/28)	$162	$160,390

		3,174,603

Pharmaceuticals — 1.4%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	860	815,531
3.20%, 05/14/26 (Call 02/14/26)	555	534,138
3.20%, 11/21/29 (Call 08/21/29)	1,051	961,579
3.60%, 05/14/25 (Call 02/14/25)	995	975,030
3.80%, 03/15/25 (Call 12/15/24)	740	725,000
4.25%, 11/14/28 (Call 08/14/28)	448	437,627
4.80%, 03/15/27 (Call 02/15/27)	475	473,662
4.80%, 03/15/29 (Call 02/15/29)	475	472,847
4.95%, 03/15/31 (Call 01/15/31)	250	249,986
5.05%, 03/15/34 (Call 12/15/33)	200	200,943
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	355	326,508
1.75%, 05/28/28 (Call 03/28/28)	275	243,083
2.25%, 05/28/31 (Call 02/28/31)	115	96,452
4.80%, 02/26/27 (Call 01/26/27)	225	224,421
4.85%, 02/26/29 (Call 01/26/29)	225	224,913
4.88%, 03/03/28 (Call 02/03/28)	290	289,731
4.88%, 03/03/33 (Call 12/03/32)	165	164,269
4.90%, 03/03/30 (Call 01/03/30)	180	180,311
4.90%, 02/26/31 (Call 12/26/30)	225	224,480
5.00%, 02/26/34 (Call 11/26/33)	225	225,833
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	165	151,037
1.38%, 08/06/30 (Call 05/06/30)	297	240,595
3.13%, 06/12/27 (Call 03/12/27)	239	227,048
3.38%, 11/16/25	522	507,702
4.00%, 01/17/29 (Call 10/17/28)	263	253,900
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	255	207,314
2.82%, 05/20/30 (Call 02/20/30)	198	173,657
3.70%, 06/06/27 (Call 03/06/27)	429	411,352
4.30%, 08/22/32 (Call 05/22/32)	125	117,159
4.69%, 02/13/28 (Call 01/13/28)	215	211,846
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	340	316,325
1.13%, 11/13/27 (Call 09/13/27)	285	249,784
1.45%, 11/13/30 (Call 08/13/30)	285	228,583
2.95%, 03/15/32 (Call 12/15/31)	370	319,674
3.20%, 06/15/26 (Call 04/15/26)	259	249,154
3.25%, 02/27/27	75	71,977
3.40%, 07/26/29 (Call 04/26/29)	515	480,017
3.45%, 11/15/27 (Call 08/15/27)	115	109,662
3.90%, 02/20/28 (Call 11/20/27)	425	410,431
4.90%, 02/22/27 (Call 01/22/27)	100	99,873
4.90%, 02/22/29 (Call 01/22/29)	150	149,616
4.95%, 02/20/26	160	159,765
5.10%, 02/22/31 (Call 12/22/30)	75	75,230
5.20%, 02/22/34 (Call 11/22/33)	455	458,469
5.75%, 02/01/31 (Call 12/01/30)	245	255,218
5.90%, 11/15/33 (Call 08/15/33)(a)	170	180,003
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	290	274,826
3.75%, 09/15/25 (Call 06/15/25)	155	151,180
5.13%, 02/15/29 (Call 01/15/29)	75	74,701
5.45%, 02/15/34 (Call 11/15/33)	45	45,015
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	290	247,242

Security	Par (000)	Value

Pharmaceuticals (continued)
2.80%, 05/15/30 (Call 02/15/30)	$25	$21,962
3.25%, 03/01/25 (Call 12/01/24)	307	300,256
3.45%, 12/15/27 (Call 09/15/27)	205	193,950
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	73	67,442
2.38%, 03/15/31 (Call 12/15/30)	415	346,065
2.40%, 03/15/30 (Call 12/15/29)	343	294,051
3.05%, 10/15/27 (Call 07/15/27)	140	130,727
3.25%, 04/15/25 (Call 01/15/25)	320	312,349
3.40%, 03/01/27 (Call 12/01/26)	365	347,577
4.38%, 10/15/28 (Call 07/15/28)	805	781,782
4.50%, 02/25/26 (Call 11/27/25)	265	261,456
5.00%, 05/15/29 (Call 04/15/29)	115	114,175
5.13%, 05/15/31 (Call 03/15/31)	115	113,695
5.25%, 02/15/34 (Call 11/15/33)	125	123,471
5.40%, 03/15/33 (Call 12/15/32)	180	181,079
5.69%, 03/15/26 (Call 03/15/24)	25	24,998
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	552	485,149
1.75%, 08/21/30 (Call 05/21/30)	220	178,406
1.88%, 02/28/31 (Call 11/28/30)	280	225,023
2.13%, 09/15/31 (Call 06/15/31)	295	238,054
2.88%, 06/01/26 (Call 03/01/26)	445	422,937
3.00%, 08/15/26 (Call 06/15/26)	190	180,426
3.25%, 08/15/29 (Call 05/15/29)	402	365,748
3.63%, 04/01/27 (Call 02/01/27)	125	119,835
3.75%, 04/01/30 (Call 01/01/30)	388	358,010
3.88%, 07/20/25 (Call 04/20/25)	325	318,402
4.10%, 03/25/25 (Call 01/25/25)	325	320,988
4.30%, 03/25/28 (Call 12/25/27)	1,165	1,131,068
5.00%, 02/20/26 (Call 01/20/26)	335	333,507
5.00%, 01/30/29 (Call 12/30/28)	245	243,994
5.13%, 02/21/30 (Call 12/21/29)	320	318,085
5.25%, 01/30/31 (Call 11/30/30)	210	209,654
5.25%, 02/21/33 (Call 11/21/32)	435	430,704
5.30%, 06/01/33 (Call 03/01/33)	290	287,955
6.25%, 06/01/27	80	82,824
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	90	87,490
3.10%, 05/15/27 (Call 02/15/27)	194	184,578
3.38%, 03/15/29 (Call 12/15/28)	290	273,233
4.50%, 02/09/27 (Call 01/09/27)	220	219,077
4.50%, 02/09/29 (Call 01/09/29)	215	213,832
4.70%, 02/27/33 (Call 11/27/32)	200	198,317
4.70%, 02/09/34 (Call 11/09/33)	220	217,233
5.50%, 03/15/27	145	148,377
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	138	135,592
3.88%, 05/15/28	405	391,595
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	200	187,673
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	385	361,111
0.95%, 09/01/27 (Call 07/01/27)	420	371,403
1.30%, 09/01/30 (Call 06/01/30)	440	360,290
2.45%, 03/01/26 (Call 12/01/25)	512	489,926
2.90%, 01/15/28 (Call 10/15/27)	387	366,015
2.95%, 03/03/27 (Call 12/03/26)	295	281,965
4.38%, 12/05/33 (Call 06/05/33)	10	9,876
4.95%, 05/15/33	220	228,136
6.95%, 09/01/29	50	56,039

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	$130	$120,709
1.30%, 08/15/26 (Call 07/15/26)	195	177,955
3.95%, 02/16/28 (Call 11/16/27)	184	178,545
5.10%, 07/15/33 (Call 04/15/33)	150	149,420
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	227	222,715
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	375	346,748
1.45%, 06/24/30 (Call 03/24/30)	270	220,678
1.70%, 06/10/27 (Call 05/10/27)	420	380,382
1.90%, 12/10/28 (Call 10/10/28)	260	229,513
2.15%, 12/10/31 (Call 09/10/31)	470	389,780
3.40%, 03/07/29 (Call 12/07/28)	385	361,599
4.05%, 05/17/28 (Call 04/17/28)	155	151,832
4.30%, 05/17/30 (Call 03/17/30)	205	199,494
4.50%, 05/17/33 (Call 02/17/33)	130	126,451
6.50%, 12/01/33	15	16,909
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	75	78,680
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	200	192,873
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	336	311,403
2.20%, 08/14/30 (Call 05/14/30)	265	227,629
3.00%, 11/20/25 (Call 08/20/25)	264	255,761
3.10%, 05/17/27 (Call 02/17/27)	358	340,636
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	255	242,067
1.70%, 05/28/30 (Call 02/28/30)	312	259,943
1.75%, 08/18/31 (Call 05/18/31)	240	193,381
2.63%, 04/01/30 (Call 01/01/30)	291	257,279
2.75%, 06/03/26	325	310,883
3.00%, 12/15/26	433	412,874
3.45%, 03/15/29 (Call 12/15/28)	542	509,487
3.60%, 09/15/28 (Call 06/15/28)	305	291,339
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	635	626,797
4.45%, 05/19/28 (Call 04/19/28)	885	867,977
4.65%, 05/19/25	755	750,333
4.65%, 05/19/30 (Call 03/19/30)	135	132,813
4.75%, 05/19/33 (Call 02/19/33)	1,165	1,135,242
Pharmacia LLC, 6.60%, 12/01/28	140	149,921
Sanofi SA, 3.63%, 06/19/28 (Call 03/19/28)	230	221,903
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	675	643,146
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	605	508,382
5.00%, 11/26/28 (Call 08/26/28)	437	435,860
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	514	495,978
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	190	180,268
2.30%, 06/22/27 (Call 04/22/27)	115	103,998
2.70%, 06/22/30 (Call 03/22/30)	340	286,002
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	145	121,611
3.00%, 09/12/27 (Call 06/12/27)	230	215,288
3.90%, 08/20/28 (Call 05/20/28)	143	137,472
4.50%, 11/13/25 (Call 08/13/25)	241	237,966
5.40%, 11/14/25 (Call 10/14/25)	65	65,105
5.60%, 11/16/32 (Call 08/16/32)	175	180,851

		44,456,139

Security	Par (000)	Value

Pipelines — 1.0%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	$115	$101,475
3.60%, 09/01/32 (Call 06/01/32)	134	116,375
4.45%, 07/15/27 (Call 04/15/27)	70	68,232
4.80%, 05/03/29 (Call 02/03/29)	155	150,607
5.63%, 08/01/34 (Call 05/01/34)	75	74,327
5.95%, 06/01/26 (Call 03/01/26)	135	135,977
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	270	249,285
5.13%, 06/30/27 (Call 01/01/27)	262	260,740
5.88%, 03/31/25 (Call 10/02/24)	399	398,871
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 03/11/24)	280	268,928
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	300	250,738
4.00%, 03/01/31 (Call 03/01/26)	370	330,455
4.50%, 10/01/29 (Call 10/01/24)	160	149,978
5.95%, 06/30/33 (Call 12/30/32)	292	293,162
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	312	307,444
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	65	55,394
5.13%, 05/15/29 (Call 02/15/29)	120	118,513
5.38%, 07/15/25 (Call 04/15/25)	265	264,529
5.63%, 07/15/27 (Call 04/15/27)	140	140,723
8.13%, 08/16/30	110	125,404
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)	134	119,179
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	90	90,525
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	140	127,981
2.50%, 08/01/33 (Call 05/01/33)	250	197,556
3.13%, 11/15/29 (Call 08/15/29)	280	252,952
3.70%, 07/15/27 (Call 04/15/27)	200	190,977
4.25%, 12/01/26 (Call 09/01/26)	2	1,956
5.70%, 03/08/33 (Call 12/08/32)	540	546,592
5.90%, 11/15/26 (Call 10/15/26)	190	193,569
5.97%, 03/08/26 (Call 03/08/24)	40	39,988
6.00%, 11/15/28 (Call 10/15/28)	140	144,968
6.20%, 11/15/30 (Call 09/15/30)	80	83,880
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	265	256,531
3.75%, 05/15/30 (Call 02/15/30)	345	314,773
3.90%, 07/15/26 (Call 04/15/26)	80	77,353
4.00%, 10/01/27 (Call 07/01/27)	170	162,577
4.05%, 03/15/25 (Call 12/15/24)	256	251,966
4.15%, 09/15/29 (Call 06/15/29)	130	122,570
4.20%, 04/15/27 (Call 01/15/27)	137	132,796
4.40%, 03/15/27 (Call 12/15/26)	157	152,910
4.75%, 01/15/26 (Call 10/15/25)	255	252,106
4.95%, 05/15/28 (Call 02/15/28)	172	169,714
4.95%, 06/15/28 (Call 03/15/28)	179	176,244
5.25%, 04/15/29 (Call 01/15/29)	341	339,667
5.50%, 06/01/27 (Call 03/01/27)	238	238,912
5.55%, 02/15/28 (Call 01/15/28)	235	236,966
5.55%, 05/15/34 (Call 02/15/34)(a)	115	113,858
5.75%, 02/15/33 (Call 11/15/32)	370	372,279
5.95%, 12/01/25 (Call 09/01/25)	94	94,523
6.05%, 12/01/26 (Call 11/01/26)	205	208,797
6.10%, 12/01/28 (Call 11/01/28)	105	108,626

106	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.40%, 12/01/30 (Call 10/01/30)	$155	$162,593
6.55%, 12/01/33 (Call 09/01/33)	370	392,218
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	265	235,267
3.13%, 07/31/29 (Call 04/30/29)	293	268,062
3.70%, 02/15/26 (Call 11/15/25)	275	268,194
3.95%, 02/15/27 (Call 11/15/26)	135	131,414
4.15%, 10/16/28 (Call 07/16/28)	265	255,816
4.60%, 01/11/27 (Call 12/11/26)	125	124,132
4.85%, 01/31/34 (Call 10/31/33)	125	121,740
5.05%, 01/10/26	220	219,916
5.35%, 01/31/33 (Call 10/31/32)	275	278,051
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(c)	132	122,140
Series D, 6.88%, 03/01/33	145	161,355
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(c)	100	95,074
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	20	22,202
7.40%, 03/15/31	65	71,869
7.75%, 03/15/32	80	90,027
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	125	114,129
2.00%, 02/15/31 (Call 11/15/30)	162	131,387
4.30%, 06/01/25 (Call 03/01/25)	409	403,005
4.30%, 03/01/28 (Call 12/01/27)	315	305,430
4.80%, 02/01/33 (Call 11/01/32)	195	183,996
5.00%, 02/01/29 (Call 01/01/29)	180	178,570
5.20%, 06/01/33 (Call 03/01/33)	350	340,441
5.40%, 02/01/34 (Call 11/01/33)	215	211,288
7.75%, 01/15/32	270	304,056
7.80%, 08/01/31	90	100,651
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	195	193,617
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	371	346,073
2.65%, 08/15/30 (Call 05/15/30)	425	361,688
4.00%, 03/15/28 (Call 12/15/27)	325	311,244
4.13%, 03/01/27 (Call 12/01/26)	405	392,691
4.25%, 12/01/27 (Call 09/01/27)	45	43,509
4.80%, 02/15/29 (Call 11/15/28)	70	68,625
4.88%, 06/01/25 (Call 03/01/25)	300	297,197
4.95%, 09/01/32 (Call 06/01/32)	202	193,359
5.00%, 03/01/33 (Call 12/01/32)	320	306,138
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	30	29,115
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	105	99,871
3.10%, 03/15/30 (Call 12/15/29)	180	159,468
3.25%, 06/01/30	115	102,752
3.40%, 09/01/29 (Call 06/01/29)	161	147,044
4.00%, 07/13/27 (Call 04/13/27)	131	126,211
4.35%, 03/15/29 (Call 12/15/28)	155	149,221
4.55%, 07/15/28 (Call 04/15/28)	150	146,550
5.55%, 11/01/26 (Call 10/01/26)	155	156,114
5.65%, 11/01/28 (Call 10/01/28)	185	188,273
5.80%, 11/01/30 (Call 09/01/30)	125	127,957
5.85%, 01/15/26 (Call 12/15/25)	180	181,589
6.05%, 09/01/33 (Call 06/01/33)	285	293,659
6.10%, 11/15/32 (Call 08/15/32)	220	227,865
6.35%, 01/15/31 (Call 10/15/30)	125	131,080

Security	Par (000)	Value

Pipelines (continued)
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	$156	$154,829
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	225	203,975
3.80%, 09/15/30 (Call 06/15/30)	175	159,431
4.50%, 12/15/26 (Call 09/15/26)	206	202,070
4.65%, 10/15/25 (Call 07/15/25)	296	291,974
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	289	278,854
4.50%, 05/15/30 (Call 11/15/29)	467	447,079
5.00%, 03/15/27 (Call 09/15/26)	314	311,769
5.63%, 03/01/25 (Call 12/01/24)	520	519,365
5.88%, 06/30/26 (Call 12/31/25)	400	403,253
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	161	153,788
3.50%, 03/15/25 (Call 12/15/24)	205	200,977
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	145	130,464
5.20%, 07/01/27 (Call 06/01/27)	153	152,144
6.13%, 03/15/33 (Call 12/15/32)	180	185,474
6.15%, 03/01/29 (Call 02/01/29)	150	154,652
6.50%, 03/30/34 (Call 12/30/33)	95	100,864
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	270	240,961
4.88%, 02/01/31 (Call 02/01/26)	250	237,237
5.00%, 01/15/28 (Call 04/01/24)	215	210,542
5.50%, 03/01/30 (Call 03/01/25)	245	242,184
6.50%, 07/15/27 (Call 04/01/24)	265	267,960
6.88%, 01/15/29 (Call 04/01/24)	130	134,039
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	135	128,670
4.38%, 03/13/25 (Call 12/13/24)	185	182,169
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	40	41,983
7.00%, 10/15/28	75	80,089
Texas Eastern Transmission LP, 7.00%, 07/15/32	130	143,781
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	298	244,205
4.10%, 04/15/30 (Call 01/15/30)	325	304,412
4.25%, 05/15/28 (Call 02/15/28)	338	325,527
4.88%, 01/15/26 (Call 10/15/25)	200	198,256
6.20%, 03/09/26 (Call 03/18/24)	115	115,005
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	205	184,448
4.00%, 03/15/28 (Call 12/15/27)	120	115,125
7.85%, 02/01/26 (Call 11/01/25)	265	275,250
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	50	48,623
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	55	53,746
4.05%, 02/01/30 (Call 11/01/29)	275	254,422
4.50%, 03/01/28 (Call 12/01/27)	45	43,096
4.65%, 07/01/26 (Call 04/01/26)	135	131,975
4.75%, 08/15/28 (Call 05/15/28)	60	58,008
6.15%, 04/01/33 (Call 01/01/33)	100	101,671
6.35%, 01/15/29 (Call 12/15/28)	65	67,111
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	364	306,642
3.50%, 11/15/30 (Call 08/15/30)	257	231,757
3.75%, 06/15/27 (Call 03/15/27)	359	343,386

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.00%, 09/15/25 (Call 06/15/25)	$205	$201,007
4.65%, 08/15/32 (Call 05/15/32)	235	223,467
4.90%, 03/15/29 (Call 02/15/29)	120	118,512
5.15%, 03/15/34 (Call 12/15/33)	125	122,170
5.30%, 08/15/28 (Call 07/15/28)	220	221,392
5.40%, 03/02/26	195	195,454
5.65%, 03/15/33 (Call 12/15/32)	195	198,191
8.75%, 03/15/32	40	47,604
Series A, 7.50%, 01/15/31	120	133,311

		30,532,731

Real Estate — 0.0%
American Homes 4 Rent LP, 5.50%, 02/01/34 (Call 11/01/33)	95	93,259
AvalonBay Communities Inc., 5.30%, 12/07/33 (Call 09/07/33)	95	95,240
Brixmor Operating Partnership LP, 5.50%, 02/15/34 (Call 11/15/33)	50	48,673
Camden Property Trust, 4.90%, 01/15/34 (Call 10/15/33)	75	71,974
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)(a)	154	126,465
4.88%, 03/01/26 (Call 12/01/25)	185	182,775
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	100	78,504
Jones Lang LaSalle Inc., 6.88%, 12/01/28 (Call 11/01/28)	30	31,539
Mid-America Apartments LP, 5.00%, 03/15/34 (Call 12/15/33)	50	48,664
Prologis LP, 5.00%, 03/15/34 (Call 12/15/33)	125	122,826
Realty Income Corp.
2.10%, 03/15/28 (Call 01/15/28)	135	119,685
2.70%, 02/15/32 (Call 11/15/31)	25	20,493
3.20%, 01/15/27 (Call 11/15/26)	3	2,830
3.20%, 02/15/31 (Call 11/15/30)	50	43,684
3.40%, 01/15/30 (Call 10/15/29)	155	140,485
4.00%, 07/15/29 (Call 04/15/29)(a)	80	75,429
5.13%, 02/15/34 (Call 11/15/33)	100	96,842
Sun Communities Operating LP, 5.50%, 01/15/29 (Call 12/15/28)	50	49,524

		1,448,891

Real Estate Investment Trusts — 1.5%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	60	52,213
2.60%, 06/15/33 (Call 03/15/33)	20	15,493
2.90%, 10/01/30 (Call 07/01/30)	161	137,166
4.80%, 10/01/32 (Call 07/01/32)	25	23,365
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	210	157,064
2.00%, 05/18/32 (Call 02/18/32)	135	104,214
2.75%, 12/15/29 (Call 09/15/29)	100	87,002
3.38%, 08/15/31 (Call 05/15/31)	150	131,719
3.45%, 04/30/25 (Call 02/28/25)	215	209,967
3.80%, 04/15/26 (Call 02/15/26)	204	197,734
3.95%, 01/15/27 (Call 10/15/26)	155	149,428
3.95%, 01/15/28 (Call 10/15/27)	140	133,205
4.30%, 01/15/26 (Call 10/15/25)	55	53,956
4.50%, 07/30/29 (Call 04/30/29)	40	38,352
4.70%, 07/01/30 (Call 04/01/30)	60	57,671
4.90%, 12/15/30 (Call 09/15/30)	174	169,346

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	$130	$105,154
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	105	84,574
3.63%, 04/15/32 (Call 01/15/32)	64	55,763
4.25%, 02/15/28 (Call 11/15/27)	145	139,280
4.90%, 02/15/29 (Call 11/15/28)	95	92,583
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	160	150,468
1.45%, 09/15/26 (Call 08/15/26)	160	145,439
1.50%, 01/31/28 (Call 11/30/27)	120	104,216
1.60%, 04/15/26 (Call 03/15/26)	200	185,153
1.88%, 10/15/30 (Call 07/15/30)	197	158,214
2.10%, 06/15/30 (Call 03/15/30)	170	139,925
2.30%, 09/15/31 (Call 06/15/31)	157	126,715
2.40%, 03/15/25 (Call 02/15/25)	185	178,949
2.70%, 04/15/31 (Call 01/15/31)	195	163,562
2.75%, 01/15/27 (Call 11/15/26)	195	181,607
2.90%, 01/15/30 (Call 10/15/29)	193	169,298
3.13%, 01/15/27 (Call 10/15/26)	108	101,850
3.38%, 10/15/26 (Call 07/15/26)	231	220,282
3.55%, 07/15/27 (Call 04/15/27)	210	199,065
3.60%, 01/15/28 (Call 10/15/27)	185	174,091
3.65%, 03/15/27 (Call 02/15/27)	155	148,130
3.80%, 08/15/29 (Call 05/15/29)	294	272,128
3.95%, 03/15/29 (Call 12/15/28)	164	153,909
4.00%, 06/01/25 (Call 03/01/25)	170	166,651
4.05%, 03/15/32 (Call 12/15/31)	135	122,766
4.40%, 02/15/26 (Call 11/15/25)	151	148,484
5.25%, 07/15/28 (Call 06/15/28)	175	174,457
5.50%, 03/15/28 (Call 02/15/28)	170	170,702
5.55%, 07/15/33 (Call 04/15/33)	135	134,961
5.65%, 03/15/33 (Call 12/15/32)	215	216,202
5.80%, 11/15/28 (Call 10/15/28)	190	193,727
5.90%, 11/15/33 (Call 08/15/33)	195	199,968
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	220	191,619
2.05%, 01/15/32 (Call 10/15/31)	165	134,618
2.30%, 03/01/30 (Call 12/01/29)	175	150,343
2.45%, 01/15/31 (Call 10/17/30)	160	136,441
2.90%, 10/15/26 (Call 07/15/26)	20	18,900
2.95%, 05/11/26 (Call 02/11/26)	85	81,194
3.20%, 01/15/28 (Call 10/15/27)	10	9,370
3.30%, 06/01/29 (Call 03/01/29)	130	119,853
3.35%, 05/15/27 (Call 02/15/27)	202	191,593
3.45%, 06/01/25 (Call 03/03/25)	196	191,608
3.50%, 11/15/25 (Call 08/15/25)	91	88,436
5.00%, 02/15/33 (Call 11/15/32)	55	53,943
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	200	147,599
2.55%, 04/01/32 (Call 01/01/32)	200	155,410
2.75%, 10/01/26 (Call 07/01/26)	292	270,331
2.90%, 03/15/30 (Call 12/15/29)	227	191,868
3.25%, 01/30/31 (Call 10/30/30)	215	181,011
3.40%, 06/21/29 (Call 03/21/29)	115	101,484
3.65%, 02/01/26 (Call 11/03/25)	195	187,523
4.50%, 12/01/28 (Call 09/01/28)	170	160,619
6.75%, 12/01/27 (Call 11/01/27)	115	118,794
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	55	48,648
2.50%, 08/16/31 (Call 05/16/31)	150	121,811

108	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.90%, 03/15/27 (Call 12/15/26)	$135	$128,612
4.05%, 07/01/30 (Call 04/01/30)	105	96,421
4.13%, 06/15/26 (Call 03/15/26)	215	208,126
4.13%, 05/15/29 (Call 02/15/29)	180	168,169
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	110	85,337
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	265	232,867
3.15%, 07/01/29 (Call 04/01/29)	50	45,486
4.10%, 10/15/28 (Call 07/15/28)	153	147,343
5.85%, 11/03/26 (Call 10/03/26)	85	86,715
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	140	115,907
2.25%, 03/15/26 (Call 02/15/26)	145	135,597
2.75%, 04/15/31 (Call 01/15/31)	45	36,297
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	263	237,734
1.35%, 07/15/25 (Call 06/15/25)	185	175,034
2.10%, 04/01/31 (Call 01/01/31)	230	184,410
2.25%, 01/15/31 (Call 10/15/30)	260	212,510
2.50%, 07/15/31 (Call 04/15/31)	186	152,316
2.90%, 03/15/27 (Call 02/15/27)	210	195,557
3.10%, 11/15/29 (Call 08/15/29)	120	106,184
3.30%, 07/01/30 (Call 04/01/30)	185	163,385
3.65%, 09/01/27 (Call 06/01/27)	218	205,742
3.70%, 06/15/26 (Call 03/15/26)	258	248,622
3.80%, 02/15/28 (Call 11/15/27)	229	215,639
4.00%, 03/01/27 (Call 12/01/26)	79	76,043
4.30%, 02/15/29 (Call 11/15/28)	135	128,309
4.45%, 02/15/26 (Call 11/15/25)	309	303,211
4.80%, 09/01/28 (Call 08/01/28)	130	126,759
5.00%, 01/11/28 (Call 12/11/27)	235	231,555
5.10%, 05/01/33 (Call 02/01/33)	175	168,941
5.60%, 06/01/29 (Call 05/01/29)	100	100,663
5.80%, 03/01/34 (Call 12/01/33)	105	106,521
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	40	32,130
2.25%, 12/15/28 (Call 10/15/28)	160	139,173
2.50%, 02/15/32 (Call 11/15/31)	70	56,524
3.00%, 02/15/30 (Call 11/15/29)	105	91,654
3.13%, 09/01/26 (Call 06/01/26)	200	189,149
4.00%, 11/15/25 (Call 08/15/25)	90	87,638
4.38%, 02/15/29 (Call 11/15/28)	130	123,628
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	236	217,586
3.70%, 08/15/27 (Call 05/15/27)	271	258,280
4.45%, 07/15/28 (Call 04/15/28)	141	136,425
5.55%, 01/15/28 (Call 12/15/27)	182	183,843
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	100	81,765
3.75%, 08/15/29 (Call 05/15/29)	100	87,345
4.50%, 04/01/25 (Call 01/01/25)	100	98,232
4.50%, 06/01/27 (Call 03/01/27)	100	94,504
4.75%, 12/15/26 (Call 09/15/26)	100	96,120
4.95%, 04/15/28 (Call 01/15/28)	100	94,781
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	210	196,323
1.25%, 07/15/25 (Call 06/15/25)(a)	95	89,631
1.45%, 05/15/26 (Call 04/15/26)	210	193,381
1.55%, 03/15/28 (Call 01/15/28)	135	117,506
1.80%, 07/15/27 (Call 05/15/27)	130	116,851

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.00%, 05/15/28 (Call 03/15/28)	$105	$92,592
2.15%, 07/15/30 (Call 04/15/30)	230	190,707
2.50%, 05/15/31 (Call 02/15/31)	220	183,711
2.90%, 11/18/26 (Call 09/18/26)	126	118,645
3.20%, 11/18/29 (Call 08/18/29)	303	272,319
3.90%, 04/15/32 (Call 01/15/32)	264	239,571
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	110	88,244
2.50%, 02/15/30 (Call 11/15/29)	170	147,595
2.85%, 11/01/26 (Call 08/01/26)	183	172,674
3.00%, 07/01/29 (Call 04/01/29)	148	134,097
3.25%, 08/01/27 (Call 05/01/27)	165	154,946
3.38%, 06/01/25 (Call 03/01/25)	200	195,033
3.50%, 03/01/28 (Call 12/01/27)	75	70,828
4.15%, 12/01/28 (Call 09/01/28)	124	119,889
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	109	85,145
1.70%, 03/01/28 (Call 01/01/28)	40	34,763
2.55%, 06/15/31 (Call 03/15/31)	185	152,407
2.65%, 03/15/32 (Call 12/15/31)	25	20,379
3.00%, 01/15/30 (Call 10/15/29)	95	83,347
3.38%, 04/15/26 (Call 01/15/26)	200	192,450
3.50%, 04/01/25 (Call 01/01/25)	190	185,930
3.63%, 05/01/27 (Call 02/01/27)	55	52,246
4.00%, 03/01/29 (Call 12/01/28)	175	165,733
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	95	77,644
2.35%, 03/15/32 (Call 12/15/31)	125	99,103
2.40%, 10/15/31 (Call 07/15/31)	110	88,855
2.55%, 06/01/31 (Call 03/01/31)	165	135,880
3.50%, 07/01/26 (Call 04/01/26)	240	229,790
3.88%, 12/15/27 (Call 09/15/27)	50	47,479
3.90%, 04/01/29 (Call 02/01/29)	80	74,675
4.00%, 06/15/29 (Call 03/15/29)	175	164,227
5.40%, 02/01/34 (Call 11/01/33)	85	83,313
5.50%, 07/01/30 (Call 05/01/30)	105	105,461
5.70%, 04/01/28 (Call 03/01/28)	65	65,895
5.90%, 01/15/31 (Call 11/15/30)	120	122,741
Federal Realty OP LP
1.25%, 02/15/26 (Call 01/15/26)	140	129,072
3.20%, 06/15/29 (Call 03/15/29)	90	80,418
3.25%, 07/15/27 (Call 04/15/27)	145	135,453
3.50%, 06/01/30 (Call 03/01/30)	95	85,204
5.38%, 05/01/28 (Call 04/01/28)	80	79,729
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	245	203,270
4.00%, 01/15/30 (Call 10/15/29)	162	145,780
4.00%, 01/15/31 (Call 10/15/30)	170	149,881
5.25%, 06/01/25 (Call 03/01/25)	154	152,739
5.30%, 01/15/29 (Call 10/15/28)	167	162,179
5.38%, 04/15/26 (Call 01/15/26)	225	222,670
5.75%, 06/01/28 (Call 03/03/28)	146	144,958
6.75%, 12/01/33 (Call 09/01/33)	20	20,770
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	177	138,696
3.10%, 02/15/30 (Call 11/15/29)	150	129,254
3.50%, 08/01/26 (Call 05/01/26)	205	195,556
3.75%, 07/01/27 (Call 04/01/27)	194	182,014
Healthpeak OP LLC
1.35%, 02/01/27 (Call 01/01/27)	20	17,995
2.13%, 12/01/28 (Call 10/01/28)	205	178,433

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.88%, 01/15/31 (Call 10/15/30)	$40	$34,016
3.00%, 01/15/30 (Call 10/15/29)	210	184,250
3.25%, 07/15/26 (Call 05/15/26)	165	157,615
3.50%, 07/15/29 (Call 04/15/29)	115	105,072
4.00%, 06/01/25 (Call 03/01/25)	108	105,956
5.25%, 12/15/32 (Call 09/15/32)	175	171,101
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	75	58,984
3.05%, 02/15/30 (Call 11/15/29)	105	87,902
3.88%, 03/01/27 (Call 12/01/26)	30	28,160
4.13%, 03/15/28 (Call 12/15/27)	40	37,310
4.20%, 04/15/29 (Call 01/15/29)	130	117,178
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	180	176,318
Series F, 4.50%, 02/01/26 (Call 11/01/25)	60	58,729
Series H, 3.38%, 12/15/29 (Call 09/15/29)	195	172,522
Series I, 3.50%, 09/15/30 (Call 06/15/30)	205	180,724
Series J, 2.90%, 12/15/31 (Call 09/15/31)	85	70,183
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	205	160,127
2.30%, 11/15/28 (Call 09/15/28)	205	179,341
4.15%, 04/15/32 (Call 01/15/32)	95	85,854
5.45%, 08/15/30 (Call 06/15/30)	180	179,234
5.50%, 08/15/33 (Call 05/15/33)(a)	50	49,383
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	90	66,693
2.65%, 11/15/33 (Call 08/15/33)	100	72,854
3.05%, 02/15/30 (Call 11/15/29)	145	121,453
4.25%, 08/15/29 (Call 05/15/29)	120	109,491
4.38%, 10/01/25 (Call 07/01/25)	110	107,216
4.75%, 12/15/28 (Call 09/15/28)	40	37,672
Kimco Realty OP LLC
1.90%, 03/01/28 (Call 01/01/28)	125	109,510
2.25%, 12/01/31 (Call 09/01/31)	120	95,542
2.70%, 10/01/30 (Call 07/01/30)	85	72,293
2.80%, 10/01/26 (Call 07/01/26)	256	239,863
3.20%, 04/01/32 (Call 01/01/32)	50	42,471
3.80%, 04/01/27 (Call 01/01/27)	155	148,526
4.60%, 02/01/33 (Call 11/01/32)	175	164,032
6.40%, 03/01/34 (Call 12/01/33)	50	52,634
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	20	18,955
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)	30	29,382
4.75%, 09/15/30 (Call 06/15/30)	70	66,050
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	100	79,275
2.70%, 09/15/30 (Call 06/15/30)	61	50,330
6.75%, 11/15/28 (Call 10/15/28)	35	36,044
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	180	162,689
1.70%, 02/15/31 (Call 11/15/30)	95	75,737
2.75%, 03/15/30 (Call 12/15/29)	15	13,183
3.60%, 06/01/27 (Call 03/01/27)	193	184,402
3.95%, 03/15/29 (Call 12/15/28)	250	238,542
4.00%, 11/15/25 (Call 08/15/25)	105	102,748
4.20%, 06/15/28 (Call 03/15/28)	50	48,382
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	110	88,177
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	40	33,847

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 10/15/27 (Call 07/15/27)	$80	$75,231
3.60%, 12/15/26 (Call 09/15/26)	15	14,301
4.00%, 11/15/25 (Call 08/15/25)	55	53,635
4.30%, 10/15/28 (Call 07/15/28)	127	121,929
5.60%, 10/15/33 (Call 07/15/33)	140	139,516
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	155	123,213
3.38%, 02/01/31 (Call 11/01/30)	70	58,927
3.63%, 10/01/29 (Call 07/01/29)	125	109,774
4.50%, 04/01/27 (Call 01/01/27)	220	211,605
4.75%, 01/15/28 (Call 10/15/27)	89	85,395
5.25%, 01/15/26 (Call 10/15/25)	100	99,071
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	95	76,402
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	130	105,859
3.95%, 01/15/28 (Call 10/15/27)	65	61,841
4.30%, 03/15/27 (Call 12/15/26)	115	111,744
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	55	38,869
3.15%, 08/15/30 (Call 05/15/30)	89	68,284
9.25%, 07/20/28 (Call 06/20/28)	35	36,891
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	140	111,002
1.63%, 03/15/31 (Call 12/15/30)	100	79,300
1.75%, 07/01/30 (Call 04/01/30)	45	36,992
1.75%, 02/01/31 (Call 11/01/30)	150	121,493
2.13%, 04/15/27 (Call 02/15/27)	176	161,508
2.25%, 04/15/30 (Call 01/15/30)	225	192,938
2.25%, 01/15/32 (Call 10/15/31)	185	151,114
2.88%, 11/15/29 (Call 08/15/29)	135	121,222
3.25%, 06/30/26 (Call 03/30/26)	50	48,026
3.25%, 10/01/26 (Call 07/01/26)	62	59,206
3.38%, 12/15/27 (Call 09/15/27)	170	160,483
3.88%, 09/15/28 (Call 06/15/28)	139	132,986
4.00%, 09/15/28 (Call 06/15/28)	145	139,585
4.38%, 02/01/29 (Call 11/01/28)(a)	59	57,607
4.63%, 01/15/33 (Call 10/15/32)	20	19,244
4.75%, 06/15/33 (Call 03/15/33)	110	106,546
4.88%, 06/15/28 (Call 05/15/28)	100	99,856
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	190	175,336
1.50%, 11/09/26 (Call 10/09/26)	237	216,461
1.85%, 05/01/28 (Call 03/01/28)	177	156,480
1.95%, 11/09/28 (Call 09/09/28)	185	162,508
2.25%, 11/09/31 (Call 08/09/31)	140	115,433
2.30%, 05/01/31 (Call 02/01/31)	175	146,831
3.09%, 09/15/27 (Call 06/15/27)	100	94,135
3.39%, 05/01/29 (Call 02/01/29)	171	159,384
5.10%, 08/01/33 (Call 05/01/33)	135	134,839
5.13%, 01/15/29 (Call 12/15/28)	120	121,234
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	126	102,697
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	140	127,735
1.80%, 03/15/33 (Call 12/15/32)	20	15,019
2.20%, 06/15/28 (Call 04/15/28)	85	75,442
2.85%, 12/15/32 (Call 09/15/32)	35	28,815
3.00%, 01/15/27 (Call 10/15/26)	260	245,092
3.10%, 12/15/29 (Call 09/15/29)	175	157,150
3.25%, 06/15/29 (Call 03/15/29)	40	36,597
3.25%, 01/15/31 (Call 10/15/30)	254	224,674

110	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.40%, 01/15/28 (Call 11/15/27)	$90	$84,467
3.65%, 01/15/28 (Call 10/15/27)	225	213,281
3.88%, 04/15/25 (Call 02/15/25)	135	132,711
3.95%, 08/15/27 (Call 05/15/27)	170	164,179
4.13%, 10/15/26 (Call 07/15/26)	20	19,457
4.45%, 09/15/26 (Call 06/15/26)	146	142,127
4.63%, 11/01/25 (Call 09/01/25)	155	153,166
4.70%, 12/15/28 (Call 11/15/28)	100	98,318
4.75%, 02/15/29 (Call 01/15/29)	100	97,869
4.85%, 03/15/30 (Call 01/15/30)	125	122,528
4.88%, 06/01/26 (Call 03/01/26)	150	148,760
4.90%, 07/15/33 (Call 04/15/33)	155	147,883
5.05%, 01/13/26 (Call 03/11/24)	30	29,865
5.63%, 10/13/32 (Call 07/13/32)	254	256,544
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	150	132,721
3.60%, 02/01/27 (Call 11/01/26)	166	158,737
3.70%, 06/15/30 (Call 03/15/30)	90	82,005
4.13%, 03/15/28 (Call 12/15/27)	20	19,100
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28 (Call 09/15/28)	20	20,689
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	20	16,194
2.15%, 09/01/31 (Call 06/01/31)	130	102,667
5.00%, 06/15/28 (Call 05/15/28)	75	74,176
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	160	129,955
3.90%, 10/15/29 (Call 07/15/29)	130	115,792
5.13%, 08/15/26 (Call 05/15/26)	70	68,698
Safehold GL Holdings LLC
2.80%, 06/15/31 (Call 03/15/31)	130	105,663
6.10%, 04/01/34 (Call 01/01/34)	25	24,758
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	125	113,363
1.75%, 02/01/28 (Call 11/01/27)	165	146,064
2.20%, 02/01/31 (Call 11/01/30)	200	163,954
2.25%, 01/15/32 (Call 10/15/31)	175	140,727
2.45%, 09/13/29 (Call 06/13/29)	270	235,225
2.65%, 07/15/30 (Call 04/15/30)	155	134,501
2.65%, 02/01/32 (Call 12/01/31)	125	103,833
3.25%, 11/30/26 (Call 08/30/26)	275	262,135
3.30%, 01/15/26 (Call 10/15/25)	261	251,840
3.38%, 06/15/27 (Call 03/15/27)	165	156,600
3.38%, 12/01/27 (Call 09/01/27)	212	199,960
3.50%, 09/01/25 (Call 06/01/25)	175	170,738
5.50%, 03/08/33 (Call 12/08/32)(a)	215	216,833
6.25%, 01/15/34 (Call 10/15/33)	35	36,849
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	95	92,707
4.70%, 06/01/27 (Call 03/01/27)	130	127,762
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28 (Call 07/14/28)	10	10,182
Store Capital LLC
2.70%, 12/01/31 (Call 09/01/31)	65	50,573
2.75%, 11/18/30 (Call 08/18/30)	70	55,412
4.50%, 03/15/28 (Call 12/15/27)	115	108,050
4.63%, 03/15/29 (Call 12/15/28)	95	88,628
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	150	130,171
2.70%, 07/15/31 (Call 04/15/31)	180	146,804
4.20%, 04/15/32 (Call 01/15/32)	145	128,681

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.70%, 01/15/33 (Call 10/15/32)	$95	$93,515
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	125	100,819
3.13%, 09/01/26 (Call 06/01/26)	189	176,439
3.88%, 07/15/27 (Call 04/15/27)	10	9,158
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	15	11,198
2.10%, 08/01/32 (Call 05/01/32)	105	81,179
2.10%, 06/15/33 (Call 03/15/33)	10	7,538
2.95%, 09/01/26 (Call 06/01/26)	84	79,201
3.00%, 08/15/31 (Call 05/15/31)	105	90,080
3.20%, 01/15/30 (Call 10/15/29)	150	134,189
3.50%, 07/01/27 (Call 04/01/27)	105	98,697
3.50%, 01/15/28 (Call 10/15/27)	105	97,914
4.40%, 01/26/29 (Call 10/26/28)	90	86,143
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	135	109,862
3.00%, 01/15/30 (Call 10/15/29)	160	139,653
3.25%, 10/15/26 (Call 07/15/26)	125	118,012
3.85%, 04/01/27 (Call 01/01/27)	120	114,391
4.00%, 03/01/28 (Call 12/01/27)	90	85,646
4.13%, 01/15/26 (Call 10/15/25)	70	68,143
4.40%, 01/15/29 (Call 10/15/28)	261	249,889
4.75%, 11/15/30 (Call 08/15/30)	140	133,922
VICI Properties LP
4.38%, 05/15/25	95	93,439
4.75%, 02/15/28 (Call 01/15/28)	275	266,424
4.95%, 02/15/30 (Call 12/15/29)	255	243,384
5.13%, 05/15/32 (Call 02/15/32)	360	338,105
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	70	60,630
2.70%, 02/15/27 (Call 12/15/26)	170	158,758
2.75%, 01/15/31 (Call 10/15/30)	95	80,980
2.75%, 01/15/32 (Call 10/15/31)	165	137,180
2.80%, 06/01/31 (Call 03/01/31)	105	89,085
3.10%, 01/15/30 (Call 10/15/29)	183	163,186
3.85%, 06/15/32 (Call 03/15/32)(a)	60	53,790
4.00%, 06/01/25 (Call 03/01/25)	371	364,180
4.13%, 03/15/29 (Call 12/15/28)	180	171,126
4.25%, 04/01/26 (Call 01/01/26)	205	200,996
4.25%, 04/15/28 (Call 01/15/28)	205	198,283
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	35	30,237
4.00%, 11/15/29 (Call 08/15/29)	175	164,344
4.00%, 04/15/30 (Call 01/15/30)	232	216,816
4.75%, 05/15/26	150	148,211
6.95%, 10/01/27	10	10,603
7.38%, 03/15/32	160	180,649
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	15	11,389
2.40%, 02/01/31 (Call 11/01/30)	50	41,133
2.45%, 02/01/32 (Call 11/01/31)	85	67,658
3.85%, 07/15/29 (Call 04/15/29)	110	101,769
4.25%, 10/01/26 (Call 07/01/26)	140	136,263

		47,263,567

Retail — 0.8%
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	55	47,007
2.40%, 08/01/31 (Call 05/01/31)	112	88,680
3.80%, 11/15/27 (Call 08/15/27)	125	116,299
3.85%, 03/01/32 (Call 12/01/31)	175	152,727

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.50%, 10/01/25 (Call 07/01/25)	$110	$107,983
4.75%, 06/01/30 (Call 03/01/30)	112	106,482
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	45	35,797
3.13%, 04/21/26 (Call 01/21/26)	155	148,474
3.25%, 04/15/25 (Call 01/15/25)	125	121,994
3.63%, 04/15/25 (Call 03/15/25)	182	178,677
3.75%, 06/01/27 (Call 03/01/27)	160	153,664
3.75%, 04/18/29 (Call 01/18/29)	84	78,853
4.00%, 04/15/30 (Call 01/15/30)	165	155,094
4.50%, 02/01/28 (Call 01/01/28)	155	151,834
4.75%, 08/01/32 (Call 05/01/32)	190	182,569
4.75%, 02/01/33 (Call 11/01/32)	95	90,999
5.05%, 07/15/26	115	114,719
5.20%, 08/01/33 (Call 05/01/33)	90	89,192
6.25%, 11/01/28 (Call 10/01/28)	115	119,642
6.55%, 11/01/33 (Call 08/01/33)	130	140,314
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	165	135,517
4.45%, 10/01/28 (Call 07/01/28)	185	181,175
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	340	305,586
1.60%, 04/20/30 (Call 01/20/30)	182	151,558
1.75%, 04/20/32 (Call 01/20/32)	330	263,849
3.00%, 05/18/27 (Call 02/18/27)	265	252,790
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	179	171,894
6.30%, 10/10/33 (Call 07/10/33)	135	140,869
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	195	163,367
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	269	243,258
3.88%, 04/15/27 (Call 01/15/27)	168	161,441
4.13%, 05/01/28 (Call 02/01/28)	145	140,085
4.15%, 11/01/25 (Call 08/01/25)	116	113,620
4.63%, 11/01/27 (Call 10/01/27)	160	156,850
5.00%, 11/01/32 (Call 08/01/32)(a)	250	242,746
5.20%, 07/05/28 (Call 06/05/28)(a)	95	94,892
5.45%, 07/05/33 (Call 04/05/33)(a)	145	143,888
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	170	141,521
4.00%, 05/15/25 (Call 03/15/25)	266	261,337
4.20%, 05/15/28 (Call 02/15/28)	335	322,752
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	80	64,201
2.75%, 02/01/32 (Call 11/01/31)	75	61,637
6.50%, 11/01/28 (Call 10/01/28)	95	99,611
6.88%, 11/01/33 (Call 08/01/33)	140	152,919
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	150	129,359
1.38%, 03/15/31 (Call 12/15/30)	300	237,335
1.50%, 09/15/28 (Call 07/15/28)	270	235,215
1.88%, 09/15/31 (Call 06/15/31)	185	149,889
2.13%, 09/15/26 (Call 06/15/26)	228	213,064
2.50%, 04/15/27 (Call 02/15/27)	185	172,313
2.70%, 04/15/25 (Call 03/15/25)	85	82,815
2.70%, 04/15/30 (Call 01/15/30)	372	329,081
2.80%, 09/14/27 (Call 06/14/27)	278	260,495
2.88%, 04/15/27 (Call 03/15/27)	170	160,407
2.95%, 06/15/29 (Call 03/15/29)	393	358,725
3.00%, 04/01/26 (Call 01/01/26)	341	328,496

Security	Par (000)	Value

Retail (continued)
3.25%, 04/15/32 (Call 01/15/32)	$385	$341,455
3.35%, 09/15/25 (Call 06/15/25)	226	220,472
3.90%, 12/06/28 (Call 09/06/28)	262	253,527
4.00%, 09/15/25 (Call 08/15/25)	195	191,932
4.50%, 09/15/32 (Call 06/15/32)	280	273,645
4.90%, 04/15/29 (Call 03/15/29)	140	140,501
4.95%, 09/30/26 (Call 08/30/26)	180	180,083
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	250	216,646
1.70%, 09/15/28 (Call 07/15/28)	210	182,469
1.70%, 10/15/30 (Call 07/15/30)	280	227,027
2.50%, 04/15/26 (Call 01/15/26)	383	363,574
2.63%, 04/01/31 (Call 01/01/31)	410	349,616
3.10%, 05/03/27 (Call 02/03/27)	404	381,792
3.35%, 04/01/27 (Call 03/01/27)	200	190,556
3.38%, 09/15/25 (Call 06/15/25)	201	195,533
3.65%, 04/05/29 (Call 01/05/29)	320	301,709
3.75%, 04/01/32 (Call 01/01/32)	515	467,369
4.00%, 04/15/25 (Call 03/15/25)	210	206,967
4.40%, 09/08/25	215	212,383
4.50%, 04/15/30 (Call 01/15/30)	283	274,935
4.80%, 04/01/26 (Call 03/01/26)	255	253,319
5.00%, 04/15/33 (Call 01/15/33)	70	68,983
5.15%, 07/01/33 (Call 04/01/33)(a)	185	184,113
6.50%, 03/15/29	75	80,224
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	95	89,925
2.13%, 03/01/30 (Call 12/01/29)	92	78,720
2.63%, 09/01/29 (Call 06/01/29)	309	276,405
3.30%, 07/01/25 (Call 06/01/25)	164	160,109
3.38%, 05/26/25 (Call 02/26/25)	145	141,731
3.50%, 03/01/27 (Call 12/01/26)	216	207,965
3.50%, 07/01/27 (Call 05/01/27)	240	229,660
3.60%, 07/01/30 (Call 04/01/30)	282	261,148
3.70%, 01/30/26 (Call 10/30/25)	476	465,188
3.80%, 04/01/28 (Call 01/01/28)	290	278,388
4.60%, 09/09/32 (Call 06/09/32)	180	175,732
4.80%, 08/14/28 (Call 07/14/28)	135	134,601
4.95%, 08/14/33 (Call 05/14/33)	185	183,309
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	80	64,132
3.55%, 03/15/26 (Call 12/15/25)	187	180,942
3.60%, 09/01/27 (Call 06/01/27)	152	144,801
3.90%, 06/01/29 (Call 03/01/29)	184	174,523
4.20%, 04/01/30 (Call 01/01/30)	110	104,414
4.35%, 06/01/28 (Call 03/01/28)	135	131,537
4.70%, 06/15/32 (Call 03/15/32)	225	217,586
5.75%, 11/20/26 (Call 10/20/26)	95	96,356
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	45	41,156
1.88%, 04/15/31 (Call 01/15/31)	85	69,040
4.60%, 04/15/25 (Call 03/15/25)	215	212,928
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	210	192,420
2.25%, 03/12/30 (Call 12/12/29)	192	164,190
2.45%, 06/15/26 (Call 03/15/26)	215	202,982
2.55%, 11/15/30 (Call 08/15/30)	250	214,605
3.00%, 02/14/32 (Call 11/14/31)	245	212,259
3.50%, 03/01/28 (Call 12/01/27)	165	156,423
3.55%, 08/15/29 (Call 05/15/29)	221	207,178
3.80%, 08/15/25 (Call 06/15/25)	299	292,808

112	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.00%, 11/15/28 (Call 08/15/28)	$155	$149,714
4.75%, 02/15/26 (Call 01/15/26)	130	129,146
4.80%, 02/15/33 (Call 11/15/32)	155	152,827
4.85%, 02/08/27 (Call 01/08/27)	75	74,605
4.90%, 02/15/31 (Call 12/15/30)	65	64,222
5.00%, 02/15/34 (Call 11/15/33)	75	73,808
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	280	258,822
2.25%, 04/15/25 (Call 03/15/25)	449	435,019
2.35%, 02/15/30 (Call 11/15/29)	176	153,523
2.50%, 04/15/26	248	236,865
2.65%, 09/15/30 (Call 06/15/30)	67	58,763
3.38%, 04/15/29 (Call 01/15/29)	319	298,976
4.40%, 01/15/33 (Call 10/15/32)	135	130,280
4.50%, 09/15/32 (Call 06/15/32)	275	266,139
6.35%, 11/01/32	70	76,549
TJX Companies Inc. (The)
1.60%, 05/15/31 (Call 02/15/31)	55	44,327
2.25%, 09/15/26 (Call 06/15/26)	315	295,899
3.88%, 04/15/30 (Call 01/15/30)	210	199,105
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	170	136,883
5.25%, 05/15/33 (Call 02/15/33)	135	134,162
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	82	73,167
3.05%, 07/08/26 (Call 05/08/26)	235	226,090
3.25%, 07/08/29 (Call 04/08/29)(a)	175	164,634
3.55%, 06/26/25 (Call 04/26/25)	190	186,950
3.70%, 06/26/28 (Call 03/26/28)	385	372,460
3.90%, 04/15/28 (Call 03/15/28)	160	156,108
4.00%, 04/15/26 (Call 03/15/26)	180	177,227
4.00%, 04/15/30 (Call 02/15/30)	150	145,349
4.10%, 04/15/33 (Call 01/15/33)	335	319,062
4.15%, 09/09/32 (Call 06/09/32)	310	299,121
5.88%, 04/05/27	15	15,590
7.55%, 02/15/30	130	150,389

		26,383,329

Semiconductors — 0.8%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	165	154,350
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	200	174,543
2.10%, 10/01/31 (Call 07/01/31)	285	235,138
2.95%, 04/01/25 (Call 03/01/25)	74	72,283
3.45%, 06/15/27 (Call 03/15/27)	190	181,885
3.50%, 12/05/26 (Call 09/05/26)	225	217,303
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	254	211,829
3.30%, 04/01/27 (Call 01/01/27)	412	394,365
3.90%, 10/01/25 (Call 07/01/25)	267	262,316
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	230	216,651
3.88%, 01/15/27 (Call 10/15/26)	666	643,842
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	225	199,706
2.45%, 02/15/31 (Call 11/15/30)(b)	505	420,341
2.60%, 02/15/33 (Call 11/15/32)(b)	115	92,293
3.15%, 11/15/25 (Call 10/15/25)	258	249,038
3.42%, 04/15/33 (Call 01/15/33)(b)	555	473,938
3.46%, 09/15/26 (Call 07/15/26)	85	81,535
4.00%, 04/15/29 (Call 02/15/29)(b)	161	152,347

Security	Par (000)	Value

Semiconductors (continued)
4.11%, 09/15/28 (Call 06/15/28)	$260	$249,183
4.15%, 11/15/30 (Call 08/15/30)	410	383,286
4.15%, 04/15/32 (Call 01/15/32)(b)	425	390,177
4.30%, 11/15/32 (Call 08/15/32)	455	421,337
4.75%, 04/15/29 (Call 01/15/29)	386	378,765
5.00%, 04/15/30 (Call 01/15/30)	121	120,577
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	130	113,074
2.00%, 08/12/31 (Call 05/12/31)	395	320,553
2.45%, 11/15/29 (Call 08/15/29)	436	381,820
2.60%, 05/19/26 (Call 02/19/26)	310	294,854
3.15%, 05/11/27 (Call 02/11/27)	269	254,910
3.40%, 03/25/25 (Call 02/25/25)	478	468,764
3.70%, 07/29/25 (Call 04/29/25)	515	504,408
3.75%, 03/25/27 (Call 01/25/27)	361	349,170
3.75%, 08/05/27 (Call 07/05/27)	165	159,026
3.90%, 03/25/30 (Call 12/25/29)	324	304,642
4.00%, 08/05/29 (Call 06/05/29)	145	138,634
4.00%, 12/15/32	65	59,990
4.15%, 08/05/32 (Call 05/05/32)	290	272,523
4.88%, 02/10/26	355	353,857
4.88%, 02/10/28 (Call 01/10/28)	380	378,943
5.00%, 02/21/31 (Call 12/21/30)	90	89,436
5.13%, 02/10/30 (Call 12/10/29)	275	277,168
5.15%, 02/21/34 (Call 11/21/33)	115	113,871
5.20%, 02/10/33 (Call 11/10/32)	525	525,224
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	249	241,494
4.65%, 07/15/32 (Call 04/15/32)	160	155,965
4.70%, 02/01/34 (Call 11/01/33)	100	97,383
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	165	138,469
3.75%, 03/15/26 (Call 01/15/26)	287	280,088
3.80%, 03/15/25 (Call 12/15/24)	290	285,751
4.00%, 03/15/29 (Call 12/15/28)	295	284,270
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	125	115,956
2.45%, 04/15/28 (Call 02/15/28)	185	166,108
2.95%, 04/15/31 (Call 01/15/31)	195	166,990
4.88%, 06/22/28 (Call 03/22/28)	170	166,995
5.75%, 02/15/29 (Call 01/15/29)	85	86,613
5.95%, 09/15/33 (Call 06/15/33)	65	67,031
Microchip Technology Inc., 4.25%, 09/01/25 (Call 04/01/24)	355	348,506
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	210	172,276
4.19%, 02/15/27 (Call 12/15/26)	243	236,126
4.66%, 02/15/30 (Call 11/15/29)	250	241,440
4.98%, 02/06/26 (Call 12/06/25)	183	181,928
5.30%, 01/15/31 (Call 11/15/30)	90	89,086
5.33%, 02/06/29 (Call 11/06/28)	155	155,151
5.38%, 04/15/28 (Call 03/15/28)	160	160,435
5.88%, 02/09/33 (Call 11/09/32)	265	270,445
5.88%, 09/15/33 (Call 06/15/33)	45	45,865
6.75%, 11/01/29 (Call 09/01/29)	330	350,225
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	420	371,595
2.00%, 06/15/31 (Call 03/15/31)	300	250,620
2.85%, 04/01/30 (Call 01/01/30)	384	345,790
3.20%, 09/16/26 (Call 06/16/26)	315	303,639

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	$90	$89,856
5.55%, 12/01/28 (Call 09/01/28)	143	144,575
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	250	206,977
2.65%, 02/15/32 (Call 11/15/31)	245	201,134
2.70%, 05/01/25 (Call 04/01/25)	145	140,229
3.15%, 05/01/27 (Call 03/01/27)	65	61,108
3.40%, 05/01/30 (Call 02/01/30)	210	187,990
3.88%, 06/18/26 (Call 04/18/26)	215	208,051
4.30%, 06/18/29 (Call 03/18/29)	260	248,209
4.40%, 06/01/27 (Call 05/01/27)	165	161,196
5.00%, 01/15/33 (Call 10/15/32)	195	188,436
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	200	185,992
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	303	263,435
1.65%, 05/20/32 (Call 02/20/32)	330	257,570
2.15%, 05/20/30 (Call 02/20/30)	340	290,815
3.25%, 05/20/27 (Call 02/20/27)	483	460,506
3.45%, 05/20/25 (Call 02/20/25)	75	73,450
4.25%, 05/20/32 (Call 02/20/32)	110	104,922
5.40%, 05/20/33 (Call 02/20/33)(a)	160	165,787
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	135	124,868
3.00%, 06/01/31 (Call 03/01/31)	140	117,247
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	135	123,195
1.38%, 03/12/25 (Call 02/12/25)	205	197,191
1.75%, 05/04/30 (Call 02/04/30)	110	92,050
1.90%, 09/15/31 (Call 06/15/31)	125	103,160
2.25%, 09/04/29 (Call 06/04/29)	195	172,094
2.90%, 11/03/27 (Call 08/03/27)	256	240,296
3.65%, 08/16/32 (Call 05/16/32)	105	96,429
4.60%, 02/08/27 (Call 01/08/27)	75	74,741
4.60%, 02/15/28 (Call 01/15/28)	135	134,756
4.60%, 02/08/29 (Call 01/08/29)	75	74,595
4.85%, 02/08/34 (Call 11/08/33)	65	64,610
4.90%, 03/14/33 (Call 12/14/32)	250	250,205
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	295	270,925
2.50%, 10/25/31 (Call 07/25/31)	310	262,422
3.88%, 04/22/27 (Call 03/22/27)	215	208,426
4.25%, 04/22/32 (Call 01/22/32)	235	226,941
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	192	166,154

		24,154,678

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	35	30,430
3.48%, 12/01/27 (Call 09/01/27)	210	196,752
3.84%, 05/01/25 (Call 04/01/25)	170	166,292
4.20%, 05/01/30 (Call 02/01/30)	155	145,723

		539,197

Software — 0.8%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	330	307,175
2.30%, 02/01/30 (Call 11/01/29)	337	293,968
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	215	178,350
2.85%, 01/15/30 (Call 10/15/29)	173	153,357
3.50%, 06/15/27 (Call 03/15/27)	125	119,518

Security	Par (000)	Value

Software (continued)
4.38%, 06/15/25 (Call 03/15/25)	$190	$187,833
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	245	205,272
2.90%, 12/01/29 (Call 09/01/29)	212	186,627
3.40%, 06/27/26 (Call 03/27/26)	117	111,829
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)	168	168,774
6.65%, 08/02/26 (Call 07/02/26)	145	146,362
6.85%, 08/02/33 (Call 05/02/33)	132	129,080
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	225	183,132
4.80%, 03/01/26 (Call 12/01/25)	144	143,232
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	345	319,093
1.65%, 03/01/28 (Call 01/01/28)	175	154,225
2.25%, 03/01/31 (Call 12/01/30)	420	350,993
3.75%, 05/21/29 (Call 02/21/29)	80	76,148
4.50%, 07/15/25	235	232,758
4.70%, 07/15/27 (Call 06/15/27)	190	188,565
5.10%, 07/15/32 (Call 04/15/32)(a)	88	87,947
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	241	220,519
2.65%, 06/01/30 (Call 03/01/30)	292	251,085
3.20%, 07/01/26 (Call 05/01/26)	505	482,295
3.50%, 07/01/29 (Call 04/01/29)	559	514,020
3.85%, 06/01/25 (Call 03/01/25)	275	269,504
4.20%, 10/01/28 (Call 07/01/28)	265	254,197
5.15%, 03/15/27 (Call 02/15/27)	100	99,965
5.35%, 03/15/31 (Call 01/15/31)	100	100,058
5.38%, 08/21/28 (Call 07/21/28)	185	186,142
5.45%, 03/02/28 (Call 02/02/28)	180	181,469
5.45%, 03/15/34 (Call 12/15/33)	100	99,866
5.60%, 03/02/33 (Call 12/02/32)	245	247,009
5.63%, 08/21/33 (Call 05/21/33)	220	222,472
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	220	207,565
1.35%, 07/15/27 (Call 05/15/27)	208	185,566
1.65%, 07/15/30 (Call 04/15/30)	150	122,999
5.13%, 09/15/28 (Call 08/15/28)	190	192,289
5.20%, 09/15/33 (Call 06/15/33)	215	217,148
5.25%, 09/15/26 (Call 08/15/26)	185	186,613
Microsoft Corp.
1.35%, 09/15/30 (Call 06/15/30)(b)	135	110,486
2.40%, 08/08/26 (Call 05/08/26)	984	931,484
3.13%, 11/03/25 (Call 08/03/25)	731	710,549
3.30%, 02/06/27 (Call 11/06/26)	1,013	978,503
3.40%, 09/15/26 (Call 06/15/26)(b)	226	218,605
3.40%, 06/15/27 (Call 03/15/27)(b)	130	124,766
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	555	515,481
2.30%, 03/25/28 (Call 01/25/28)	435	389,716
2.50%, 04/01/25 (Call 03/01/25)	873	845,531
2.65%, 07/15/26 (Call 04/15/26)	630	593,389
2.80%, 04/01/27 (Call 02/01/27)	561	523,262
2.88%, 03/25/31 (Call 12/25/30)	710	612,495
2.95%, 05/15/25 (Call 02/15/25)	628	609,476
2.95%, 04/01/30 (Call 01/01/30)	645	568,856
3.25%, 11/15/27 (Call 08/15/27)	578	541,982
3.25%, 05/15/30 (Call 02/15/30)	150	134,443
4.50%, 05/06/28 (Call 04/06/28)	225	220,703
4.65%, 05/06/30 (Call 03/06/30)	165	160,515

114	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.90%, 02/06/33 (Call 11/06/32)	$380	$366,916
5.80%, 11/10/25	215	216,728
6.15%, 11/09/29 (Call 09/09/29)	280	292,764
6.25%, 11/09/32 (Call 08/09/32)	500	527,960
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	225	210,706
1.40%, 09/15/27 (Call 07/15/27)	205	181,086
1.75%, 02/15/31 (Call 11/15/30)	240	191,738
2.00%, 06/30/30 (Call 03/30/30)	155	128,760
2.95%, 09/15/29 (Call 06/15/29)	176	157,548
3.80%, 12/15/26 (Call 09/15/26)	205	198,154
3.85%, 12/15/25 (Call 09/15/25)	40	39,025
4.20%, 09/15/28 (Call 06/15/28)	185	178,762
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)	230	201,195
1.95%, 07/15/31 (Call 04/15/31)	275	225,202
3.70%, 04/11/28 (Call 01/11/28)	487	469,918
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	383	307,228
Take-Two Interactive Software Inc.
3.55%, 04/14/25	190	186,123
3.70%, 04/14/27 (Call 03/14/27)	175	167,300
4.00%, 04/14/32 (Call 01/14/32)	155	142,105
4.95%, 03/28/28 (Call 02/28/28)	205	203,293
5.00%, 03/28/26	240	238,696
VMware LLC
1.40%, 08/15/26 (Call 07/15/26)	115	104,555
1.80%, 08/15/28 (Call 06/15/28)	210	181,810
2.20%, 08/15/31 (Call 05/15/31)	315	253,986
3.90%, 08/21/27 (Call 05/21/27)	239	227,880
4.50%, 05/15/25 (Call 04/15/25)	236	233,393
4.65%, 05/15/27 (Call 03/15/27)	158	154,662
4.70%, 05/15/30 (Call 02/15/30)	185	177,903
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	135	128,512
3.70%, 04/01/29 (Call 02/01/29)	130	121,501
3.80%, 04/01/32 (Call 01/01/32)	305	275,696

		23,646,366

Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	260	227,846
3.63%, 04/22/29 (Call 01/22/29)	85	78,958
4.70%, 07/21/32 (Call 04/21/32)	205	196,640
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	545	479,606
1.70%, 03/25/26 (Call 03/11/24)	690	641,535
2.25%, 02/01/32 (Call 11/01/31)	605	485,187
2.30%, 06/01/27 (Call 04/01/27)	595	544,762
2.55%, 12/01/33 (Call 09/01/33)	805	634,775
2.75%, 06/01/31 (Call 03/01/31)	694	590,961
2.95%, 07/15/26 (Call 04/15/26)	190	180,542
3.80%, 02/15/27 (Call 11/15/26)	197	189,816
3.88%, 01/15/26 (Call 10/15/25)	125	121,938
4.10%, 02/15/28 (Call 11/15/27)	350	337,447
4.25%, 03/01/27 (Call 12/01/26)	361	351,885
4.30%, 02/15/30 (Call 11/15/29)	753	718,646
4.35%, 03/01/29 (Call 12/01/28)	701	677,128
5.54%, 02/20/26 (Call 03/11/24)	55	54,929
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33 (Call 02/11/33)	240	237,462
5.20%, 02/15/34 (Call 11/15/33)	125	123,343
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	100	80,204

Security	Par (000)	Value

Telecommunications (continued)
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	$205	$206,051
9.63%, 12/15/30	630	770,460
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	445	419,929
2.95%, 02/28/26	207	199,525
3.50%, 06/15/25	241	236,494
4.80%, 02/26/27 (Call 01/26/27)	325	325,075
4.85%, 02/26/29 (Call 01/26/29)	325	325,520
4.90%, 02/26/26	205	205,090
4.95%, 02/26/31 (Call 12/26/30)	245	245,208
5.05%, 02/26/34 (Call 11/26/33)	235	236,216
Deutsche Telekom International Finance BV
8.75%, 06/15/30	827	975,253
9.25%, 06/01/32	110	138,817
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	130	120,491
2.00%, 12/10/30 (Call 09/10/30)	110	88,567
3.75%, 08/15/29 (Call 05/15/29)	125	115,860
Koninklijke KPN NV, 8.38%, 10/01/30	165	192,326
KT Corp., 4.00%, 08/08/25(b)	20	19,608
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	225	185,292
2.75%, 05/24/31 (Call 02/24/31)	230	191,873
4.60%, 02/23/28 (Call 11/23/27)	215	210,902
4.60%, 05/23/29 (Call 02/23/29)	183	177,902
5.60%, 06/01/32 (Call 03/01/32)	65	65,199
Nokia OYJ, 4.38%, 06/12/27	135	129,385
Orange SA, 9.00%, 03/01/31	510	616,296
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	240	225,872
2.95%, 03/15/25	400	389,372
3.20%, 03/15/27 (Call 02/15/27)	220	207,136
3.63%, 12/15/25 (Call 09/15/25)	205	198,661
3.80%, 03/15/32 (Call 12/15/31)	415	368,684
5.00%, 02/15/29 (Call 01/15/29)	60	59,442
Sprint Capital Corp.
6.88%, 11/15/28	580	618,185
8.75%, 03/15/32	480	580,038
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	105	108,506
Telefonica Emisiones SA, 4.10%, 03/08/27	231	223,714
Telefonica Europe BV, 8.25%, 09/15/30	305	346,181
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	195	182,683
3.40%, 05/13/32 (Call 02/13/32)	235	203,893
3.70%, 09/15/27 (Call 06/15/27)	125	118,648
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	210	195,249
2.05%, 02/15/28 (Call 12/15/27)	410	365,232
2.25%, 02/15/26 (Call 03/11/24)	440	414,523
2.25%, 11/15/31 (Call 08/15/31)	250	202,838
2.40%, 03/15/29 (Call 01/15/29)	80	70,374
2.55%, 02/15/31 (Call 11/15/30)	600	505,591
2.63%, 04/15/26 (Call 03/11/24)	445	421,592
2.63%, 02/15/29 (Call 03/11/24)	247	219,372
2.70%, 03/15/32 (Call 12/15/31)	175	145,434
2.88%, 02/15/31 (Call 02/15/26)	270	232,261
3.38%, 04/15/29 (Call 04/15/24)	515	473,018
3.50%, 04/15/25 (Call 03/15/25)	758	741,182
3.50%, 04/15/31 (Call 04/15/26)	580	519,019
3.75%, 04/15/27 (Call 02/15/27)	942	903,031

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.88%, 04/15/30 (Call 01/15/30)	$1,573	$1,460,612
4.75%, 02/01/28 (Call 03/11/24)	300	295,196
4.80%, 07/15/28 (Call 06/15/28)	205	202,267
4.85%, 01/15/29 (Call 12/15/28)	145	143,183
4.95%, 03/15/28 (Call 02/15/28)	205	203,745
5.05%, 07/15/33 (Call 04/15/33)	625	611,382
5.15%, 04/15/34 (Call 01/15/34)	80	78,683
5.20%, 01/15/33 (Call 10/15/32)	255	253,367
5.38%, 04/15/27 (Call 03/11/24)	385	384,506
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	385	357,294
1.45%, 03/20/26 (Call 02/20/26)	490	454,353
1.50%, 09/18/30 (Call 06/18/30)	240	192,552
1.68%, 10/30/30 (Call 07/30/30)	240	193,125
1.75%, 01/20/31 (Call 10/20/30)	472	378,512
2.10%, 03/22/28 (Call 01/22/28)	702	625,038
2.36%, 03/15/32 (Call 12/15/31)	1,348	1,091,807
2.55%, 03/21/31 (Call 12/21/30)	890	749,796
2.63%, 08/15/26	531	500,740
3.00%, 03/22/27 (Call 01/22/27)	187	175,947
3.15%, 03/22/30 (Call 12/22/29)	318	284,673
3.88%, 02/08/29 (Call 11/08/28)	195	185,266
4.02%, 12/03/29 (Call 09/03/29)	886	840,967
4.13%, 03/16/27	728	708,012
4.33%, 09/21/28	905	878,563
4.50%, 08/10/33	100	94,233
5.05%, 05/09/33 (Call 02/09/33)	340	336,600
6.40%, 09/15/33	50	53,742
7.75%, 12/01/30	125	142,607
Vodafone Group PLC
4.13%, 05/30/25	399	392,496
4.38%, 05/30/28	230	226,058
6.25%, 11/30/32	10	10,616
7.88%, 02/15/30	45	51,022

		35,147,640

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	85	79,756
3.55%, 11/19/26 (Call 09/19/26)	115	109,058
3.90%, 11/19/29 (Call 08/19/29)	235	215,630

		404,444

Transportation — 0.4%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	147	143,654
3.25%, 06/15/27 (Call 03/15/27)	221	210,775
3.65%, 09/01/25 (Call 06/01/25)	150	146,754
7.00%, 12/15/25	95	98,217
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	320	306,918
3.85%, 08/05/32 (Call 05/05/32)	215	197,829
5.85%, 11/01/33 (Call 08/01/33)	45	47,759
6.90%, 07/15/28	55	59,279
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	290	265,876
2.05%, 03/05/30 (Call 12/05/29)	185	155,905
2.45%, 12/02/31 (Call 09/02/31)	275	244,252
2.88%, 11/15/29 (Call 08/15/29)	95	84,491
4.00%, 06/01/28 (Call 03/01/28)	177	170,227
7.13%, 10/15/31	160	178,748

Security	Par (000)	Value

Transportation (continued)
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	$195	$187,995
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	145	125,857
2.60%, 11/01/26 (Call 08/01/26)	365	344,219
3.25%, 06/01/27 (Call 03/01/27)	250	237,246
3.35%, 11/01/25 (Call 08/01/25)	215	208,712
3.80%, 03/01/28 (Call 12/01/27)	235	226,020
4.10%, 11/15/32 (Call 08/15/32)	240	223,933
4.25%, 03/15/29 (Call 12/15/28)	215	209,414
5.20%, 11/15/33 (Call 08/15/33)	210	211,407
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	310	258,916
3.10%, 08/05/29 (Call 05/05/29)	250	226,787
3.25%, 04/01/26 (Call 01/01/26)	320	308,293
3.40%, 02/15/28 (Call 11/15/27)	153	144,461
4.20%, 10/17/28 (Call 07/17/28)	125	120,405
4.25%, 05/15/30 (Call 02/15/30)	170	162,232
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	240	234,268
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	141	134,717
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	130	108,504
2.55%, 11/01/29 (Call 08/01/29)	134	117,759
2.90%, 06/15/26 (Call 03/15/26)	189	180,079
3.00%, 03/15/32 (Call 12/15/31)	175	150,423
3.15%, 06/01/27 (Call 03/01/27)	155	146,884
3.65%, 08/01/25 (Call 06/01/25)	104	101,723
3.80%, 08/01/28 (Call 05/01/28)	195	186,554
4.45%, 03/01/33 (Call 12/01/32)	115	109,422
5.05%, 08/01/30 (Call 06/01/30)	120	119,834
5.55%, 03/15/34 (Call 12/15/33)	125	128,226
7.80%, 05/15/27	25	27,094
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	95	87,273
2.85%, 03/01/27 (Call 02/01/27)	55	51,433
2.90%, 12/01/26 (Call 10/01/26)	152	142,817
3.35%, 09/01/25 (Call 08/01/25)	97	94,017
4.30%, 06/15/27 (Call 05/15/27)	115	111,919
4.63%, 06/01/25 (Call 05/01/25)	134	132,736
5.25%, 06/01/28 (Call 05/01/28)	130	130,197
5.30%, 03/15/27 (Call 02/15/27)	55	55,072
5.38%, 03/15/29 (Call 02/15/29)	75	74,917
5.65%, 03/01/28 (Call 02/01/28)	145	147,409
6.30%, 12/01/28 (Call 11/01/28)	110	114,622
6.60%, 12/01/33 (Call 09/01/33)	100	107,069
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	225	208,575
2.38%, 05/20/31 (Call 02/20/31)	390	329,644
2.40%, 02/05/30 (Call 11/05/29)	182	158,358
2.75%, 03/01/26 (Call 12/01/25)	320	306,354
2.80%, 02/14/32 (Call 12/15/31)	252	216,282
3.00%, 04/15/27 (Call 01/15/27)	185	175,058
3.25%, 08/15/25 (Call 05/15/25)	170	165,567
3.70%, 03/01/29 (Call 12/01/28)	221	210,634
3.75%, 07/15/25 (Call 05/15/25)	197	193,333
3.95%, 09/10/28 (Call 06/10/28)	244	236,670
4.50%, 01/20/33 (Call 10/20/32)	160	154,738
4.75%, 02/21/26 (Call 01/21/26)	125	124,709
6.63%, 02/01/29	70	75,651

116	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	$251	$236,263
2.50%, 09/01/29 (Call 06/01/29)	117	104,360
3.05%, 11/15/27 (Call 08/15/27)	365	343,046
3.40%, 03/15/29 (Call 12/15/28)	269	253,849
3.90%, 04/01/25 (Call 03/01/25)	294	290,016
4.45%, 04/01/30 (Call 01/01/30)	228	224,085
4.88%, 03/03/33 (Call 12/03/32)	250	248,130
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	335	306,120
1.50%, 09/22/28 (Call 07/22/28)	352	309,035
1.80%, 09/22/31 (Call 06/22/31)	520	426,177
3.95%, 09/09/27 (Call 08/09/27)	289	283,139

		14,081,342

Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	70	55,073
3.25%, 03/30/25 (Call 12/30/24)	15	14,625
3.25%, 09/15/26 (Call 06/15/26)	72	68,615
3.50%, 03/15/28 (Call 12/15/27)	47	44,078
3.50%, 06/01/32 (Call 03/01/32)	60	51,882
3.85%, 03/30/27 (Call 12/30/26)	122	117,034
4.00%, 06/30/30 (Call 03/30/30)	100	92,760
4.55%, 11/07/28 (Call 08/07/28)(a)	95	92,762
4.70%, 04/01/29 (Call 01/01/29)	143	139,800
4.90%, 03/15/33 (Call 12/15/32)	80	76,402
5.40%, 03/15/27 (Call 02/15/27)	25	25,047
5.45%, 09/15/33 (Call 06/15/33)	95	94,609

		872,687

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	70	63,045
3.38%, 01/20/27 (Call 12/20/26)	70	63,478

		126,523

Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	155	128,283
2.80%, 05/01/30 (Call 02/01/30)	177	154,922
2.95%, 09/01/27 (Call 06/01/27)	174	162,233
3.40%, 03/01/25 (Call 12/01/24)	217	212,754
3.45%, 06/01/29 (Call 03/01/29)	142	132,006
3.75%, 09/01/28 (Call 06/01/28)	197	186,886
4.45%, 06/01/32 (Call 03/01/32)	165	157,766
5.15%, 03/01/34 (Call 12/01/33)	100	99,169
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	115	94,391
2.70%, 04/15/30 (Call 01/15/30)	121	104,133
3.57%, 05/01/29 (Call 02/01/29)	132	122,369
5.38%, 01/15/34 (Call 10/15/33)	75	73,685
United Utilities PLC, 6.88%, 08/15/28	55	58,262

		1,686,859

Total Corporate Bonds & Notes — 32.4% (Cost: $1,068,774,908)		1,024,852,652

Foreign Government Obligations(e)

Canada — 0.3%
Canada Government International Bond
0.75%, 05/19/26	445	409,073
3.75%, 04/26/28	60	58,499

Security	Par (000)	Value

Canada (continued)
Export Development Canada, 3.00%, 05/25/27	$230	$219,666
Hydro-Quebec, Series HH, 8.50%, 12/01/29	100	116,685
Province of Alberta Canada
1.00%, 05/20/25	970	923,579
1.30%, 07/22/30	240	196,898
3.30%, 03/15/28	385	366,656
Province of British Columbia Canada
0.90%, 07/20/26	565	516,974
1.30%, 01/29/31(a)	130	105,393
2.25%, 06/02/26	250	236,904
4.20%, 07/06/33	485	468,675
Province of Manitoba Canada, 2.13%, 06/22/26	215	202,755
Province of New Brunswick Canada, 3.63%,
02/24/28	180	172,593
Province of Ontario Canada
0.63%, 01/21/26	372	344,074
1.05%, 04/14/26	70	64,801
1.05%, 05/21/27	240	214,464
1.13%, 10/07/30	845	681,284
1.60%, 02/25/31	205	169,052
1.80%, 10/14/31	115	94,772
2.00%, 10/02/29	85	74,410
2.30%, 06/15/26	20	18,947
2.50%, 04/27/26	670	639,237
3.10%, 05/19/27	20	19,097
Province of Quebec Canada
0.60%, 07/23/25	1,230	1,157,967
1.35%, 05/28/30	125	103,437
1.90%, 04/21/31	80	67,055
2.50%, 04/20/26	565	539,372
2.75%, 04/12/27	350	331,172
3.63%, 04/13/28	100	96,453
4.50%, 09/08/33	300	296,146
Series PD, 7.50%, 09/15/29	352	401,770

		9,307,860

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	355	301,835
2.55%, 01/27/32 (Call 10/27/31)	350	294,387
2.55%, 07/27/33 (Call 04/27/33)	490	396,197
2.75%, 01/31/27 (Call 12/31/26)	465	435,046
3.13%, 01/21/26	225	217,151
3.24%, 02/06/28 (Call 11/06/27)	525	491,432
4.85%, 01/22/29 (Call 12/22/28)	400	396,573

		2,532,621

Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	30	24,302
2.15%, 07/28/31 (Call 04/28/31)	300	245,441
2.85%, 02/14/30	440	390,064
3.40%, 09/18/29	35	32,259
3.50%, 01/11/28	55	52,122
3.55%, 03/31/32 (Call 12/31/31)	350	313,572
3.85%, 10/15/30	320	297,490
4.10%, 04/24/28	335	323,763
4.15%, 09/20/27 (Call 06/20/27)	400	388,553
4.55%, 01/11/28 (Call 12/11/27)	235	231,211
4.65%, 09/20/32 (Call 06/20/32)	430	415,326
4.75%, 02/11/29	340	336,229

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
4.85%, 01/11/33 (Call 10/11/32)	$410	$402,290

		3,452,622

Israel — 0.0%
Israel Government International Bond
2.75%, 07/03/30	415	355,300
2.88%, 03/16/26	230	218,235
3.25%, 01/17/28	35	32,359
4.50%, 01/17/33	410	381,178
State of Israel, 2.50%, 01/15/30	275	234,863

		1,221,935

Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	815	753,151
2.88%, 10/17/29	400	352,396

		1,105,547

Japan — 0.2%
Japan Bank for International Cooperation
0.63%, 07/15/25	490	460,807
1.25%, 01/21/31	335	268,251
1.88%, 07/21/26	265	247,343
1.88%, 04/15/31	610	506,272
2.00%, 10/17/29	50	43,434
2.13%, 02/16/29(a)	405	359,300
2.25%, 11/04/26	450	421,429
2.38%, 04/20/26	280	265,715
2.50%, 05/28/25	290	280,574
2.75%, 01/21/26	210	201,662
2.75%, 11/16/27	270	251,946
2.88%, 06/01/27	290	273,923
2.88%, 07/21/27	245	231,006
3.25%, 07/20/28	200	188,853
3.50%, 10/31/28	200	190,001
4.38%, 01/24/31	250	246,638
Japan International Cooperation Agency
2.13%, 10/20/26	12	11,194
2.75%, 04/27/27	170	159,676
3.25%, 05/25/27	215	204,650
3.38%, 06/12/28	200	189,225

		5,001,899

Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	855	707,929
3.25%, 04/16/30 (Call 01/16/30)	555	490,916
3.50%, 02/12/34 (Call 11/12/33)	600	495,897
3.75%, 01/11/28	445	421,113
3.90%, 04/27/25 (Call 03/27/25)	275	270,576
4.13%, 01/21/26	460	451,231
4.15%, 03/28/27	747	728,329
4.50%, 04/22/29	645	620,322
4.75%, 04/27/32 (Call 01/27/32)	575	541,226
4.88%, 05/19/33 (Call 02/19/33)	535	503,706
5.40%, 02/09/28 (Call 01/09/28)	255	255,909
6.35%, 02/09/35 (Call 11/09/34)	255	261,271
7.50%, 04/08/33	150	168,356
8.30%, 08/15/31	157	185,500

		6,102,281

Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	550	385,310
3.16%, 01/23/30 (Call 10/23/29)	420	345,113

Security	Par (000)	Value

Panama (continued)
3.30%, 01/19/33 (Call 10/19/32)	$220	$166,054
3.75%, 03/16/25 (Call 12/16/24)	480	468,037
3.88%, 03/17/28 (Call 12/17/27)	295	267,100
7.13%, 01/29/26	235	238,578
8.88%, 09/30/27	260	280,226
9.38%, 04/01/29	140	154,672

		2,305,090

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	220	166,526
2.39%, 01/23/26 (Call 12/23/25)	343	324,678
2.78%, 01/23/31 (Call 10/23/30)	805	684,755
2.84%, 06/20/30(a)	124	108,063
4.13%, 08/25/27	308	297,810
7.35%, 07/21/25	212	217,259
8.75%, 11/21/33	435	533,994

		2,333,085

Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bond, 8.60%, 06/15/27	5	5,454
Philippine Government International Bond
1.65%, 06/10/31	470	372,658
1.95%, 01/06/32	260	207,535
2.46%, 05/05/30	300	258,257
3.00%, 02/01/28	615	571,137
3.23%, 03/29/27	70	66,433
3.56%, 09/29/32	15	13,390
3.75%, 01/14/29	325	308,006
4.63%, 07/17/28	270	266,991
5.00%, 07/17/33	395	395,461
5.17%, 10/13/27	15	15,106
5.50%, 03/30/26	402	406,660
5.61%, 04/13/33	290	300,463
6.38%, 01/15/32	200	216,150
7.75%, 01/14/31	115	132,510
9.50%, 02/02/30	537	658,997
10.63%, 03/16/25	210	221,754

		4,416,962

Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	587	570,959
4.88%, 10/04/33 (Call 07/04/33)	550	538,502
5.50%, 11/16/27 (Call 08/16/27)	540	552,777
5.75%, 11/16/32 (Call 08/16/32)	355	370,129

		2,032,367

South Korea — 0.1%
Export-Import Bank of Korea
1.25%, 09/21/30	205	163,914
1.38%, 02/09/31	625	496,932
1.63%, 01/18/27	200	182,613
2.13%, 01/18/32	25	20,533
3.25%, 11/10/25	225	218,272
3.25%, 08/12/26	210	201,724
4.25%, 09/15/27	215	210,439
4.50%, 09/15/32	200	194,458
5.00%, 01/11/28	115	115,949
5.13%, 09/18/28	220	223,362
5.13%, 01/11/33	370	375,658
Korea Development Bank (The)
1.38%, 04/25/27	35	31,444

118	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
4.25%, 09/08/32	$200	$191,064
4.38%, 02/15/33	320	307,440
5.38%, 10/23/26	20	20,205
5.38%, 10/23/28	80	82,036
5.63%, 10/23/33	325	342,351
Korea International Bond
2.50%, 06/19/29	210	190,275
2.75%, 01/19/27	280	265,322
3.50%, 09/20/28	275	263,292
5.63%, 11/03/25	150	151,371

		4,248,654

Supranational — 1.9%
African Development Bank
0.88%, 03/23/26	497	460,042
0.88%, 07/22/26	385	352,556
4.38%, 11/03/27	420	418,517
4.38%, 03/14/28	415	413,825
4.63%, 01/04/27	140	140,261
Asian Development Bank
0.38%, 09/03/25	695	650,017
0.50%, 02/04/26	1,055	973,930
0.63%, 04/29/25	910	865,333
0.75%, 10/08/30	190	150,564
1.00%, 04/14/26	1,335	1,237,140
1.25%, 06/09/28	305	267,654
1.50%, 01/20/27	1,005	923,822
1.50%, 03/04/31	700	579,192
1.75%, 08/14/26	50	46,743
1.75%, 09/19/29	403	350,913
1.88%, 03/15/29	155	137,556
1.88%, 01/24/30	387	336,136
2.00%, 04/24/26(a)	440	416,152
2.13%, 03/19/25(a)	31	30,067
2.38%, 08/10/27	35	32,695
2.50%, 11/02/27	249	232,623
2.63%, 01/12/27	330	313,324
2.75%, 01/19/28	435	408,756
2.88%, 05/06/25	160	156,112
3.13%, 08/20/27	1,080	1,033,437
3.13%, 09/26/28	210	199,042
3.13%, 04/27/32	172	156,938
3.75%, 04/25/28	845	823,193
3.88%, 09/28/32	110	105,905
3.88%, 06/14/33	725	695,591
4.00%, 01/12/33	400	388,005
4.13%, 01/12/34	500	488,837
4.25%, 01/09/26	225	223,062
4.50%, 08/25/28(a)	255	256,170
4.63%, 06/13/25	125	124,423
5.82%, 06/16/28	185	194,236
Asian Infrastructure Investment Bank (The)
0.50%, 05/28/25	380	359,309
0.50%, 01/27/26	350	322,983
3.38%, 06/29/25	20	19,575
3.75%, 09/14/27	40	38,961
4.00%, 01/18/28	40	39,235
4.88%, 09/14/26	150	150,848
Council of Europe Development Bank, 3.00%, 06/16/25	2	1,949
European Bank for Reconstruction & Development
0.50%, 05/19/25	492	466,018

Security	Par (000)	Value

Supranational (continued)
0.50%, 11/25/25	$100	$92,908
4.38%, 03/09/28	120	119,684
European Investment Bank
0.38%, 12/15/25	185	171,244
0.38%, 03/26/26	974	892,908
0.63%, 07/25/25	455	429,051
0.63%, 10/21/27	165	144,069
0.75%, 10/26/26	540	489,582
0.75%, 09/23/30	185	147,485
0.88%, 05/17/30	345	279,946
1.25%, 02/14/31	1,665	1,360,921
1.38%, 03/15/27	100	91,275
1.63%, 03/14/25	720	695,364
1.63%, 10/09/29	155	134,136
1.63%, 05/13/31	55	45,916
1.75%, 03/15/29	620	547,616
2.13%, 04/13/26	265	251,695
2.38%, 05/24/27	599	561,931
2.75%, 08/15/25	10	9,704
3.25%, 11/15/27	500	479,809
3.63%, 07/15/30	515	493,989
3.75%, 02/14/33	1,175	1,122,662
3.88%, 03/15/28	1,620	1,587,905
4.00%, 02/15/29	1,000	983,822
4.13%, 02/13/34	1,000	980,610
4.50%, 10/16/28	990	995,480
Inter-American Development Bank
0.63%, 07/15/25	605	570,694
0.63%, 09/16/27	190	166,332
0.88%, 04/03/25	510	487,484
0.88%, 04/20/26	935	863,920
1.13%, 07/20/28	775	674,739
1.13%, 01/13/31	895	723,158
1.50%, 01/13/27	620	570,259
1.75%, 03/14/25	715	690,968
2.00%, 06/02/26	450	424,585
2.00%, 07/23/26	329	309,668
2.25%, 06/18/29	623	560,351
2.38%, 07/07/27	596	557,270
3.13%, 09/18/28	625	592,284
3.50%, 09/14/29	625	597,490
3.50%, 04/12/33	465	432,744
4.00%, 01/12/28	160	157,386
4.13%, 02/15/29	1,000	989,227
4.38%, 02/01/27	60	59,773
4.50%, 05/15/26(a)	80	79,753
4.50%, 09/13/33	410	412,359
International Bank for Reconstruction & Development
0.38%, 07/28/25	415	389,687
0.50%, 10/28/25	520	484,628
0.63%, 04/22/25	1,795	1,708,593
0.75%, 03/11/25	145	138,794
0.75%, 11/24/27	1,160	1,013,856
0.75%, 08/26/30	940	747,332
0.88%, 07/15/26	25	22,935
0.88%, 05/14/30	1,195	966,543
1.13%, 09/13/28	1,005	871,319
1.25%, 02/10/31	993	807,392
1.38%, 04/20/28	1,115	987,187
1.63%, 11/03/31	1,265	1,040,061

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.75%, 10/23/29	$954	$828,714
1.88%, 10/27/26	285	266,141
2.13%, 03/03/25	611	593,484
2.50%, 07/29/25	1,352	1,307,993
2.50%, 11/22/27	465	434,186
2.50%, 03/29/32	225	196,486
3.13%, 11/20/25	25	24,310
3.13%, 06/15/27	830	796,294
3.50%, 07/12/28	1,150	1,109,286
3.63%, 09/21/29	390	375,581
3.88%, 02/14/30	1,050	1,021,388
4.00%, 07/25/30	720	703,845
4.00%, 01/10/31	1,000	975,779
4.63%, 08/01/28	825	832,859
4.75%, 11/14/33	815	837,166
International Finance Corp.
0.75%, 10/08/26	340	308,724
0.75%, 08/27/30	140	111,538
2.13%, 04/07/26	4	3,800
4.38%, 01/15/27	55	54,824
Nordic Investment Bank
0.38%, 09/11/25	345	322,511
2.63%, 04/04/25	127	123,703
3.38%, 09/08/27	57	54,955
4.38%, 03/14/28	75	74,787
5.00%, 10/15/25	200	200,511

		59,748,995

Sweden — 0.1%
Svensk Exportkredit AB
0.50%, 08/26/25	195	182,410
0.63%, 05/14/25	500	474,000
2.25%, 03/22/27	330	307,491
4.13%, 06/14/28	400	393,175
4.38%, 02/13/26	205	203,105
4.63%, 11/28/25	180	178,965
4.88%, 09/14/26	40	40,157
4.88%, 10/04/30	330	334,954

		2,114,257

Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	435	429,979
4.38%, 01/23/31 (Call 10/23/30)	633	616,354

		1,046,333

Total Foreign Government Obligations — 3.4% (Cost: $112,813,139)		106,970,508

Municipal Debt Obligations

California — 0.1%
California Earthquake Authority, 5.60%, 07/01/27	200	201,974
Los Angeles Community College District/CA GO, 1.81%, 08/01/30	200	170,821
Regents of the University of California Medical Center Pooled Revenue RB, 4.13%, 05/15/32 (Call 02/15/32)	40	37,971
State of California GO
1.70%, 02/01/28	100	89,553
2.50%, 10/01/29	550	491,809
3.38%, 04/01/25	200	196,428
5.75%, 10/01/31	100	105,969

Security	Par (000)	Value

California (continued)
6.00%, 03/01/33	$20	$21,512
University of California RB
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	250	243,544
Series BD, 3.35%, 07/01/29	190	178,841
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	240	228,427
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	195	175,345
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	250	208,825

		2,351,019

Florida — 0.0%
State Board of Administration Finance Corp. RB
1.26%, 07/01/25(a)	340	322,891
2.15%, 07/01/30	300	252,807

		575,698

Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	1,690	1,664,779

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth, 5.08%, 06/01/31	189	189,299
Louisiana Local Government Environmental Facilities & Community Development Authority
RB, 3.62%, 02/01/29	72	69,663

		258,962

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, 4.91%, 05/01/29	250	251,707
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	325	314,375

		566,082

New Jersey — 0.0%
New Jersey Economic Development Authority RB,
Series A, 7.43%, 02/15/29 (NPFGC)	300	321,188
New Jersey Transportation Trust Fund Authority RB
BAB, Series C, 5.75%, 12/15/28	100	101,042

		422,230

Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	200	202,140
Series B, 5.68%, 06/30/28 (NPFGC)	255	259,220

		461,360

Texas — 0.0%
Texas Transportation Commission State Highway
Fund RB, First Class, 5.18%, 04/01/30	610	611,732

Total Municipal Debt Obligations — 0.2% (Cost: $7,233,665)		6,911,862

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 0.9%
Federal Home Loan Banks
0.38%, 09/04/25	75	70,205
0.50%, 04/14/25	730	694,973
1.00%, 03/23/26 (Call 03/23/24)	127	117,272
1.50%, 08/15/24	115	113,005
2.38%, 03/14/25	50	48,622
2.75%, 12/13/24	475	466,270
3.00%, 03/10/28	75	71,190
3.13%, 06/13/25	3,730	3,643,764

120	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
3.25%, 06/09/28	$300	$287,378
3.25%, 11/16/28	2,470	2,364,722
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25(a)	1,000	941,035
0.38%, 09/23/25	975	910,963
0.41%, 10/28/24 (Call 04/28/24)	150	145,114
1.50%, 02/12/25	4,938	4,772,837
6.25%, 07/15/32	500	566,716
6.75%, 09/15/29(a)	50	55,865
6.75%, 03/15/31	1,075	1,227,483
Federal National Mortgage Association
0.38%, 08/25/25	21	19,674
0.50%, 06/17/25	2,287	2,164,137
0.63%, 04/22/25	270	257,149
0.75%, 10/08/27(a)	1,807	1,589,040
0.88%, 12/18/26 (Call 03/18/24)	60	54,169
0.88%, 08/05/30	2,550	2,055,517
1.63%, 10/15/24	25	24,448
1.63%, 01/07/25	950	922,733
1.75%, 07/02/24	405	400,182
1.88%, 09/24/26	2,591	2,428,093
2.13%, 04/24/26	25	23,771
2.63%, 09/06/24	910	897,982
6.03%, 10/08/27	320	336,679
6.25%, 05/15/29	1,285	1,399,410
6.63%, 11/15/30	1,075	1,213,502
7.13%, 01/15/30	25	28,571
7.25%, 05/15/30	170	196,668

		30,509,139

U.S. Government Obligations — 61.8%
U.S. Treasury Note/Bond
0.25%, 05/31/25	6,800	6,418,031
0.25%, 06/30/25	4,000	3,764,063
0.25%, 07/31/25	8,600	8,064,180
0.25%, 08/31/25	11,350	10,608,260
0.25%, 09/30/25	7,250	6,754,111
0.25%, 10/31/25	9,950	9,239,508
0.38%, 04/30/25	4,000	3,794,531
0.38%, 11/30/25	7,100	6,586,914
0.38%, 12/31/25(a)	7,030	6,503,574
0.38%, 01/31/26	12,700	11,710,293
0.50%, 02/28/26	13,100	12,076,562
0.50%, 04/30/27	2,000	1,771,719
0.50%, 05/31/27	7,900	6,977,305
0.50%, 06/30/27	4,000	3,522,813
0.50%, 10/31/27	10,100	8,792,523
0.63%, 07/31/26	19,200	17,505,000
0.63%, 03/31/27	3,850	3,435,523
0.63%, 11/30/27	5,000	4,362,109
0.63%, 12/31/27	5,200	4,523,188
0.63%, 05/15/30	10,000	8,028,906
0.75%, 03/31/26	8,700	8,044,102
0.75%, 04/30/26	9,400	8,664,156
0.75%, 05/31/26	13,640	12,539,209
0.75%, 08/31/26	19,000	17,331,562
0.75%, 01/31/28	9,000	7,848,281
0.88%, 06/30/26	14,600	13,434,281
0.88%, 09/30/26	9,000	8,219,531
0.88%, 11/15/30	10,000	8,050,000
1.00%, 07/31/28	13,000	11,290,703
1.13%, 10/31/26	16,000	14,665,000

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.13%, 02/28/27	$2,800	$2,543,844
1.13%, 02/29/28	10,000	8,834,375
1.13%, 08/31/28	27,300	23,787,258
1.13%, 02/15/31	20,500	16,717,109
1.25%, 11/30/26	15,100	13,858,969
1.25%, 12/31/26	21,000	19,241,250
1.25%, 03/31/28	11,500	10,190,078
1.25%, 04/30/28	10,000	8,840,625
1.25%, 05/31/28	11,000	9,703,203
1.25%, 06/30/28	10,500	9,242,461
1.25%, 09/30/28	24,500	21,424,102
1.25%, 08/15/31	28,500	23,076,094
1.38%, 08/31/26	3,258	3,018,995
1.38%, 10/31/28	11,190	9,825,345
1.38%, 12/31/28	8,500	7,432,188
1.38%, 11/15/31	31,100	25,249,312
1.50%, 08/15/26	12,000	11,164,688
1.50%, 01/31/27	20,620	18,983,287
1.50%, 11/30/28	16,500	14,547,070
1.50%, 02/15/30	3,200	2,738,000
1.63%, 02/15/26	11,700	11,045,531
1.63%, 05/15/26	12,000	11,263,125
1.63%, 09/30/26	4,000	3,725,313
1.63%, 11/30/26	8,400	7,791,656
1.63%, 05/15/31	23,000	19,280,469
1.75%, 03/15/25	6,000	5,801,016
1.75%, 12/31/26	8,000	7,433,750
1.75%, 01/31/29	10,750	9,556,582
1.88%, 06/30/26	3,000	2,826,563
1.88%, 07/31/26	6,000	5,640,000
1.88%, 02/28/27	10,000	9,291,406
1.88%, 02/28/29	10,000	8,930,469
1.88%, 02/15/32	24,710	20,752,539
2.00%, 08/15/25	12,700	12,198,449
2.00%, 11/15/26	12,400	11,625,969
2.13%, 05/15/25	14,800	14,316,687
2.25%, 11/15/25	10,000	9,595,313
2.25%, 03/31/26	6,000	5,722,500
2.25%, 02/15/27	8,900	8,368,086
2.25%, 08/15/27	8,000	7,458,125
2.25%, 11/15/27	12,710	11,801,434
2.38%, 05/15/27	11,000	10,340,859
2.38%, 03/31/29	11,000	10,052,969
2.38%, 05/15/29	11,000	10,035,781
2.50%, 03/31/27	11,000	10,401,875
2.63%, 03/31/25	5,000	4,875,391
2.63%, 04/15/25	13,300	12,958,668
2.63%, 05/31/27	10,041	9,506,098
2.63%, 02/15/29	12,922	11,973,041
2.63%, 07/31/29	9,500	8,751,875
2.75%, 05/15/25	8,972	8,744,137
2.75%, 06/30/25	15,000	14,596,289
2.75%, 08/31/25	6,250	6,063,477
2.75%, 04/30/27	13,400	12,749,891
2.75%, 07/31/27	7,360	6,981,650
2.75%, 02/15/28	8,990	8,475,182
2.75%, 05/31/29	10,000	9,289,844
2.75%, 08/15/32	18,390	16,418,822
2.88%, 04/30/25	11,900	11,619,699
2.88%, 05/31/25	5,900	5,755,035
2.88%, 06/15/25	11,500	11,209,805

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.88%, 07/31/25	$2,000	$1,946,328
2.88%, 11/30/25	5,500	5,331,133
2.88%, 05/15/28	9,000	8,504,297
2.88%, 08/15/28	25,150	23,703,875
2.88%, 04/30/29	11,000	10,293,594
2.88%, 05/15/32	18,120	16,381,612
3.00%, 07/15/25	8,400	8,194,266
3.00%, 09/30/25	7,200	7,005,375
3.00%, 10/31/25	5,600	5,443,375
3.13%, 08/15/25	12,020	11,734,994
3.13%, 11/15/28	15,000	14,261,719
3.13%, 08/31/29	13,000	12,269,766
3.25%, 06/30/29	8,600	8,181,422
3.38%, 05/15/33	22,450	20,948,656
3.50%, 09/15/25	8,500	8,336,641
3.50%, 01/31/28	7,500	7,275,000
3.50%, 04/30/28	5,000	4,845,313
3.50%, 01/31/30	9,500	9,116,289
3.50%, 04/30/30	14,500	13,892,812
3.50%, 02/15/33	24,500	23,114,219
3.63%, 05/15/26	18,800	18,429,875
3.63%, 03/31/28	13,350	13,001,648
3.63%, 05/31/28	10,000	9,735,156
3.63%, 03/31/30	7,900	7,625,352
3.75%, 04/15/26	13,800	13,566,047
3.75%, 12/31/28	6,000	5,864,063
3.75%, 05/31/30	11,000	10,681,172
3.75%, 06/30/30	18,000	17,474,062
3.75%, 12/31/30	8,000	7,753,750
3.88%, 03/31/25	11,500	11,362,539
3.88%, 01/15/26	8,000	7,886,250
3.88%, 11/30/27	5,000	4,917,188
3.88%, 12/31/27	3,000	2,950,078
3.88%, 09/30/29	9,500	9,311,484
3.88%, 11/30/29	12,000	11,757,188
3.88%, 12/31/29	8,000	7,835,625
3.88%, 08/15/33	24,000	23,283,750
4.00%, 12/15/25	6,220	6,144,194
4.00%, 02/15/26	8,000	7,905,000
4.00%, 01/15/27	7,000	6,917,969
4.00%, 02/29/28	12,000	11,852,813
4.00%, 06/30/28	20,000	19,759,375
4.00%, 01/31/29(a)	10,000	9,884,375
4.00%, 10/31/29	8,700	8,577,656
4.00%, 02/28/30	7,200	7,093,688
4.00%, 07/31/30	13,000	12,798,906
4.00%, 01/31/31	5,000	4,919,531
4.00%, 02/15/34	15,000	14,707,031
4.13%, 06/15/26	39,700	39,330,914
4.13%, 09/30/27	4,000	3,967,813
4.13%, 10/31/27	9,940	9,859,238
4.13%, 07/31/28	11,000	10,922,656
4.13%, 08/31/30	13,960	13,835,669
4.13%, 11/15/32	22,000	21,769,687
4.25%, 05/31/25	12,900	12,793,676
4.25%, 10/15/25	9,700	9,621,566
4.25%, 02/28/29	10,000	10,000,781
4.25%, 02/28/31	7,000	6,992,344
4.38%, 08/15/26	22,800	22,725,187
4.38%, 12/15/26	12,800	12,775,000
4.38%, 08/31/28	15,900	15,950,930

Security	Par (000)	Value

U.S. Government Obligations (continued)
4.38%, 11/30/28	$13,680	$13,738,781
4.38%, 11/30/30	12,800	12,872,000
4.50%, 11/15/25	8,930	8,895,117
4.50%, 07/15/26	36,300	36,271,641
4.50%, 11/15/33	25,500	25,986,094
4.63%, 06/30/25	15,800	15,749,391
4.63%, 03/15/26	9,300	9,300,000
4.63%, 09/15/26	28,600	28,682,672
4.63%, 10/15/26	37,600	37,726,313
4.63%, 11/15/26	25,350	25,445,062
4.63%, 09/30/28	19,900	20,168,961
4.63%, 09/30/30	12,400	12,644,125
4.75%, 07/31/25	9,700	9,687,875
4.88%, 11/30/25	7,000	7,017,227
4.88%, 10/31/28	14,500	14,854,570
4.88%, 10/31/30(a)	14,500	14,993,906
5.00%, 09/30/25	11,000	11,035,234
5.00%, 10/31/25	7,550	7,579,492
5.25%, 11/15/28	950	987,332
5.25%, 02/15/29	150	155,918
5.38%, 02/15/31	500	534,609
5.50%, 08/15/28	8,500	8,910,391
6.00%, 02/15/26	500	512,031
6.13%, 08/15/29(a)	1,000	1,086,328
6.50%, 11/15/26	4,000	4,198,125
6.88%, 08/15/25	1,000	1,028,984

		1,955,553,652

Total U.S. Government & Agency Obligations — 62.7% (Cost: $2,082,682,759)		1,986,062,791

Total Long-Term Investments — 98.7% (Cost: $3,271,504,471)		3,124,797,813

	Shares

Short-Term Securities

Money Market Funds — 1.7%

BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(f)(g)(h)	52,997,739	52,997,739

Total Short-Term Securities — 1.7% (Cost: $52,997,739)		52,997,739

Total Investments — 100.4% (Cost: $3,324,502,210)		3,177,795,552

Liabilities in Excess of Other Assets — (0.4)%		(13,018,714)

Net Assets — 100.0%		$3,164,776,838

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

122	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Intermediate Government/Credit Bond ETF

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$26,209,320	$26,788,419	(a)	$—	$—	$—	$52,997,739	52,997,739	$631,767	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,024,852,652	$—	$1,024,852,652
Foreign Government Obligations	—	106,970,508	—	106,970,508
Municipal Debt Obligations	—	6,911,862	—	6,911,862
U.S. Government & Agency Obligations	—	1,986,062,791	—	1,986,062,791
Short-Term Securities
Money Market Funds	52,997,739	—	—	52,997,739

	$52,997,739	$3,124,797,813	$—	$3,177,795,552

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 100.3%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/28	$34	$32,379
2.00%, 05/01/28	7	6,553
2.00%, 08/01/28	114	108,456
2.00%, 09/01/28	64	60,770
2.00%, 12/01/28	24	23,058
2.00%, 01/01/30	90	84,767
2.50%, 12/01/25	95	92,201
2.50%, 03/01/27	16	15,196
2.50%, 06/01/27	18	17,873
2.50%, 07/01/27	171	165,518
2.50%, 08/01/27	304	294,122
2.50%, 09/01/27	362	350,370
2.50%, 11/01/27	172	166,352
2.50%, 12/01/27	3	3,110
2.50%, 01/01/28	6	5,305
2.50%, 02/01/28	2,437	2,352,763
2.50%, 03/01/28	335	322,343
2.50%, 04/01/28	244	233,998
2.50%, 05/01/28	52	48,872
2.50%, 06/01/28	77	73,973
2.50%, 07/01/28	195	187,045
2.50%, 09/01/28	59	56,109
2.50%, 07/01/29	1,015	970,531
2.50%, 08/01/29	98	93,205
2.50%, 10/01/29	113	107,703
2.50%, 12/01/29	729	693,817
2.50%, 01/01/30	4,143	3,992,506
2.50%, 02/01/30	478	455,098
2.50%, 03/01/30	2,349	2,217,116
2.50%, 04/01/30	3,013	2,838,700
2.50%, 05/01/30	3,021	2,852,443
2.50%, 06/01/30	8,071	7,601,470
2.50%, 07/01/30	648	611,190
2.50%, 08/01/30	267	251,785
2.50%, 09/01/30	258	242,251
2.50%, 10/01/30	6	5,224
2.50%, 12/01/30	10	9,485
2.50%, 01/01/31	32	30,475
2.50%, 04/01/31	3	3,156
2.50%, 06/01/31	715	671,188
2.50%, 08/01/31	889	833,335
2.50%, 09/01/31	751	703,256
2.50%, 10/01/31	3,840	3,586,238
2.50%, 11/01/31	4,368	4,079,277
2.50%, 12/01/31	11,066	10,314,098
2.50%, 01/01/32	14,673	13,653,569
2.50%, 02/01/32	8,587	8,009,373
2.50%, 07/01/32	1,113	1,039,877
2.50%, 08/01/32	1,189	1,106,113
2.50%, 09/01/32	5,277	4,934,797
2.50%, 10/01/32	1,007	938,399
2.50%, 11/01/32	9,554	8,876,058
2.50%, 12/01/32	537	498,979
2.50%, 01/01/33	5,161	4,805,929
2.50%, 02/01/33	784	732,641
2.50%, 04/01/33	948	878,851
2.50%, 08/01/33	371	339,547
2.50%, 06/01/34	356	325,560

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 01/01/43	$54	$46,467
2.50%, 02/01/43	608	518,890
2.50%, 03/01/43	85	72,212
2.50%, 04/01/43	328	280,671
2.50%, 06/01/43	259	220,717
2.50%, 07/01/43	1,076	919,055
2.50%, 08/01/43	113	96,628
2.50%, 04/01/45	88	74,389
2.50%, 07/01/45	14	11,479
2.50%, 01/01/46	118	99,611
2.50%, 11/01/46	64	53,805
2.50%, 12/01/46	863	731,010
2.50%, 01/01/47	903	764,459
2.50%, 02/01/47	14	11,775
2.50%, 03/01/47	1,846	1,563,173
3.00%, 12/01/25	3	2,447
3.00%, 01/01/26	6	5,401
3.00%, 10/01/26	87	84,285
3.00%, 11/01/26	116	112,441
3.00%, 12/01/26	80	77,442
3.00%, 01/01/27	6	5,423
3.00%, 02/01/27	271	262,402
3.00%, 03/01/27	4	4,257
3.00%, 04/01/27	378	368,514
3.00%, 05/01/27	1,538	1,496,410
3.00%, 06/01/27	539	524,579
3.00%, 07/01/27	59	56,764
3.00%, 08/01/27	175	170,723
3.00%, 09/01/27	1,735	1,684,509
3.00%, 11/01/27	322	312,821
3.00%, 12/01/27	142	137,764
3.00%, 01/01/28	36	35,268
3.00%, 04/01/28	17	16,917
3.00%, 05/01/28	175	169,027
3.00%, 06/01/28	447	433,399
3.00%, 07/01/28	5	5,094
3.00%, 09/01/28	1,179	1,141,407
3.00%, 10/01/28	231	223,662
3.00%, 11/01/28	40	38,537
3.00%, 01/01/29	167	161,412
3.00%, 04/01/29	1,848	1,779,322
3.00%, 05/01/29	2,983	2,866,862
3.00%, 06/01/29	238	229,157
3.00%, 07/01/29	308	296,072
3.00%, 09/01/29	17	16,140
3.00%, 10/01/29	82	78,704
3.00%, 11/01/29	698	669,975
3.00%, 12/01/29	821	788,114
3.00%, 01/01/30	129	123,983
3.00%, 02/01/30	1,412	1,357,749
3.00%, 03/01/30	230	220,031
3.00%, 05/01/30	1,639	1,565,825
3.00%, 06/01/30	2,124	2,035,141
3.00%, 07/01/30	1,266	1,207,582
3.00%, 08/01/30	256	243,500
3.00%, 09/01/30	1,619	1,543,586
3.00%, 10/01/30	347	330,707
3.00%, 11/01/30	594	566,735
3.00%, 12/01/30	405	385,273
3.00%, 01/01/31	809	770,727
3.00%, 02/01/31	2,793	2,651,744

124	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 03/01/31	$1,602	$1,520,048
3.00%, 05/01/31	4,105	3,894,030
3.00%, 06/01/31	3,530	3,348,395
3.00%, 07/01/31	340	321,662
3.00%, 09/01/31	821	777,062
3.00%, 10/01/31	117	111,597
3.00%, 12/01/31	380	359,493
3.00%, 01/01/32	1,403	1,326,751
3.00%, 02/01/32	403	381,266
3.00%, 03/01/32	3,069	2,909,602
3.00%, 07/01/32	268	253,215
3.00%, 08/01/32	828	783,804
3.00%, 09/01/32	2,109	1,993,495
3.00%, 10/01/32	338	319,884
3.00%, 11/01/32	4,164	3,944,568
3.00%, 12/01/32	3,849	3,642,349
3.00%, 01/01/33	2,944	2,780,769
3.00%, 02/01/33	2,429	2,301,599
3.00%, 03/01/33	52	48,623
3.00%, 05/01/33	6,692	6,301,269
3.00%, 07/01/33	1,262	1,195,557
3.00%, 08/01/33	443	418,605
3.00%, 11/01/33	296	280,430
3.00%, 03/01/42	18	16,183
3.00%, 08/01/42	6	4,899
3.00%, 10/01/42	571	508,185
3.00%, 11/01/42	12,109	10,786,056
3.00%, 12/01/42	41	36,349
3.00%, 01/01/43	4,378	3,898,734
3.00%, 02/01/43	3,131	2,788,520
3.00%, 03/01/43	975	867,810
3.00%, 04/01/43	590	524,999
3.00%, 05/01/43	1,447	1,287,606
3.00%, 06/01/43	840	748,324
3.00%, 07/01/43	1,735	1,544,967
3.00%, 08/01/43	872	775,016
3.00%, 09/01/43	2,125	1,891,176
3.00%, 10/01/43	958	853,799
3.00%, 04/01/44	44	38,966
3.00%, 01/01/45	7	5,758
3.00%, 02/01/45	1,234	1,091,600
3.00%, 03/01/45	208	183,159
3.00%, 04/01/45	21,211	18,653,436
3.00%, 05/01/45	6,457	5,650,753
3.00%, 06/01/45	767	674,118
3.00%, 07/01/45	2,392	2,103,776
3.00%, 08/01/45	547	481,286
3.00%, 10/01/45	148	130,225
3.00%, 11/01/45	519	456,140
3.00%, 12/01/45	5,133	4,515,447
3.00%, 01/01/46	1,494	1,314,317
3.00%, 02/01/46	106	93,008
3.00%, 03/01/46	17,009	14,947,248
3.00%, 04/01/46	428	376,552
3.00%, 05/01/46	441	387,951
3.00%, 06/01/46	888	780,159
3.00%, 07/01/46	520	456,239
3.00%, 08/01/46	13,019	11,443,507
3.00%, 09/01/46	10,522	9,316,179
3.00%, 10/01/46	24,509	21,536,641
3.00%, 11/01/46	25,575	22,476,776

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/46	$42,083		$36,981,475
3.00%, 01/01/47	9,864		8,672,317
3.00%, 02/01/47	47,415		41,676,671
3.00%, 03/01/47	842		740,264
3.00%, 04/01/47	1,154		1,000,922
3.00%, 05/01/47	14,102		12,395,013
3.00%, 06/01/47	12,990		11,414,904
3.00%, 07/01/47	11,966		10,515,779
3.00%, 08/01/47	2,148		1,887,304
3.00%, 10/01/47	3,856		3,388,552
3.00%, 11/01/47	321		282,116
3.00%, 12/01/47	710		625,503
3.00%, 01/01/48	2,373		2,084,324
3.00%, 02/01/48	833		730,790
3.00%, 07/01/48	308		267,568
3.00%, 10/01/48	371		322,447
3.00%, 11/01/48	676		587,911
3.50%, 10/01/25	25		23,980
3.50%, 10/01/25	0	(a)	407
3.50%, 11/01/25	890		872,032
3.50%, 11/01/25	0	(a)	370
3.50%, 12/01/25	8		6,977
3.50%, 12/01/25	0	(a)	472
3.50%, 01/01/26	26		25,606
3.50%, 02/01/26	96		93,786
3.50%, 03/01/26	267		262,129
3.50%, 04/01/26	29		27,629
3.50%, 05/01/26	14		14,431
3.50%, 06/01/26	95		92,507
3.50%, 06/01/26	0	(a)	270
3.50%, 07/01/26	131		128,217
3.50%, 08/01/26	185		179,984
3.50%, 09/01/26	4		4,354
3.50%, 10/01/26	305		298,784
3.50%, 01/01/27	12		11,760
3.50%, 02/01/27	1		955
3.50%, 03/01/27	74		72,104
3.50%, 04/01/27	10		10,209
3.50%, 01/01/28	164		159,133
3.50%, 12/01/28	41		40,262
3.50%, 02/01/29	12		11,283
3.50%, 03/01/29	8		7,881
3.50%, 06/01/29	754		731,746
3.50%, 07/01/29	79		76,272
3.50%, 08/01/29	88		85,540
3.50%, 09/01/29	14		13,768
3.50%, 10/01/29	691		670,120
3.50%, 11/01/29	10		9,536
3.50%, 01/01/30	12		11,982
3.50%, 06/01/30	115		111,329
3.50%, 09/01/30	14		13,162
3.50%, 05/01/31	1,500		1,449,100
3.50%, 01/01/32	893		857,292
3.50%, 03/01/32	119		114,110
3.50%, 04/01/32	1,570		1,508,993
3.50%, 05/01/32	1,428		1,373,837
3.50%, 06/01/32	1,232		1,183,705
3.50%, 07/01/32	1,517		1,454,634
3.50%, 09/01/32	902		865,386
3.50%, 10/01/32	3,868		3,717,338
3.50%, 01/01/33	721		690,237

S C H E D U L E O F I N V E S T M E N T S	125

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/01/33	$309	$297,033
3.50%, 03/01/33	1,393	1,338,448
3.50%, 06/01/33	1,178	1,127,361
3.50%, 07/01/33	742	710,511
3.50%, 09/01/33	635	608,882
3.50%, 05/01/35	6,182	5,877,923
3.50%, 03/01/38	5,160	4,857,768
3.50%, 06/01/38	5,386	5,062,688
3.50%, 02/01/41	9	8,726
3.50%, 10/01/41	11	10,531
3.50%, 11/01/41	39	35,993
3.50%, 01/01/42	134	123,712
3.50%, 02/01/42	219	201,539
3.50%, 03/01/42	1,681	1,547,426
3.50%, 04/01/42	1,517	1,395,556
3.50%, 05/01/42	1,059	975,023
3.50%, 06/01/42	484	445,767
3.50%, 08/01/42	50	46,262
3.50%, 09/01/42	3,958	3,643,918
3.50%, 10/01/42	1,323	1,218,201
3.50%, 11/01/42	777	715,007
3.50%, 01/01/43	902	830,643
3.50%, 02/01/43	862	793,533
3.50%, 04/01/43	16	14,442
3.50%, 06/01/43	2,557	2,350,716
3.50%, 07/01/43	2,669	2,449,441
3.50%, 08/01/43	13	12,345
3.50%, 09/01/43	14	12,654
3.50%, 01/01/44	177	162,249
3.50%, 08/01/44	386	354,508
3.50%, 09/01/44	1,380	1,266,116
3.50%, 10/01/44	8,071	7,368,434
3.50%, 11/01/44	494	446,637
3.50%, 12/01/44	4,684	4,232,171
3.50%, 02/01/45	940	863,650
3.50%, 03/01/45	4,056	3,720,039
3.50%, 04/01/45	3	2,690
3.50%, 05/01/45	44	40,436
3.50%, 06/01/45	531	485,498
3.50%, 08/01/45	11,834	10,838,852
3.50%, 09/01/45	6	5,766
3.50%, 11/01/45	329	300,687
3.50%, 12/01/45	5,961	5,408,850
3.50%, 01/01/46	5,222	4,753,273
3.50%, 03/01/46	5,689	5,156,763
3.50%, 04/01/46	1,735	1,575,585
3.50%, 05/01/46	19,610	17,756,818
3.50%, 06/01/46	5,375	4,940,815
3.50%, 07/01/46	5,219	4,732,289
3.50%, 08/01/46	4,460	4,058,691
3.50%, 09/01/46	5,542	5,047,908
3.50%, 10/01/46	512	465,237
3.50%, 11/01/46	1,010	917,968
3.50%, 12/01/46	6,275	5,712,351
3.50%, 01/01/47	1,587	1,442,435
3.50%, 02/01/47	5,535	5,043,150
3.50%, 03/01/47	6,911	6,281,180
3.50%, 04/01/47	2,511	2,280,977
3.50%, 05/01/47	4,591	4,170,036
3.50%, 06/01/47	146	132,049
3.50%, 07/01/47	5,479	4,971,797

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 08/01/47	$3,171		$2,885,531
3.50%, 09/01/47	23,182		21,011,835
3.50%, 10/01/47	712		646,792
3.50%, 11/01/47	1,822		1,653,478
3.50%, 12/01/47	6,034		5,515,537
3.50%, 01/01/48	1,119		1,014,979
3.50%, 02/01/48	2,415		2,160,404
3.50%, 03/01/48	11,432		10,361,648
3.50%, 04/01/48	2,468		2,242,227
3.50%, 05/01/48	7,786		7,064,818
3.50%, 09/01/48	2,528		2,303,217
3.50%, 04/01/49	2,684		2,432,900
3.50%, 05/01/49	1,007		912,902
3.50%, 06/01/49	1,124		1,019,206
4.00%, 04/01/24	0	(a)	165
4.00%, 05/01/24	0	(a)	429
4.00%, 06/01/24	0	(a)	52
4.00%, 07/01/24	0	(a)	431
4.00%, 08/01/24	0	(a)	138
4.00%, 09/01/24	1		664
4.00%, 11/01/24	0	(a)	812
4.00%, 12/01/24	0	(a)	121
4.00%, 12/01/24	2		1,939
4.00%, 01/01/25	2		1,090
4.00%, 02/01/25	0	(a)	346
4.00%, 02/01/25	3		2,920
4.00%, 03/01/25	2		1,932
4.00%, 03/01/25	0	(a)	138
4.00%, 04/01/25	1		799
4.00%, 04/01/25	0	(a)	687
4.00%, 05/01/25	126		124,026
4.00%, 06/01/25	0	(a)	324
4.00%, 06/01/25	4		3,919
4.00%, 07/01/25	4		3,454
4.00%, 07/01/25	0	(a)	105
4.00%, 08/01/25	0	(a)	459
4.00%, 08/01/25	9		8,505
4.00%, 09/01/25	0	(a)	112
4.00%, 10/01/25	133		131,244
4.00%, 10/01/25	0	(a)	293
4.00%, 02/01/26	125		122,913
4.00%, 03/01/26	0	(a)	343
4.00%, 04/01/26	2		2,094
4.00%, 04/01/26	0	(a)	184
4.00%, 05/01/26	7		6,749
4.00%, 07/01/26	4		3,631
4.00%, 05/01/33	825		805,208
4.00%, 09/01/33	1		616
4.00%, 11/01/33	6		5,987
4.00%, 01/01/34	152		148,428
4.00%, 11/01/34	494		477,999
4.00%, 07/01/38	2,048		1,965,052
4.00%, 04/01/39	14		12,691
4.00%, 06/01/39	25		23,493
4.00%, 07/01/39	56		54,027
4.00%, 08/01/39	7		6,949
4.00%, 09/01/39	8		8,033
4.00%, 10/01/39	70		66,067
4.00%, 11/01/39	13		12,181
4.00%, 12/01/39	20		19,852
4.00%, 01/01/40	41		38,960

126	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 02/01/40	$7	$7,012
4.00%, 03/01/40	3	2,956
4.00%, 05/01/40	16	14,966
4.00%, 06/01/40	6	5,234
4.00%, 09/01/40	8	8,264
4.00%, 10/01/40	96	92,388
4.00%, 12/01/40	776	739,199
4.00%, 01/01/41	184	175,185
4.00%, 02/01/41	204	194,054
4.00%, 04/01/41	37	35,299
4.00%, 06/01/41	30	28,256
4.00%, 07/01/41	19	17,607
4.00%, 08/01/41	32	30,386
4.00%, 09/01/41	2,558	2,428,170
4.00%, 10/01/41	98	92,073
4.00%, 11/01/41	308	293,260
4.00%, 12/01/41	60	57,451
4.00%, 01/01/42	29	27,549
4.00%, 02/01/42	4,682	4,443,756
4.00%, 03/01/42	43	40,556
4.00%, 05/01/42	140	132,690
4.00%, 07/01/42	295	280,110
4.00%, 08/01/42	1,587	1,505,547
4.00%, 04/01/43	1,539	1,455,238
4.00%, 08/01/43	232	219,570
4.00%, 10/01/43	153	144,874
4.00%, 11/01/43	3	3,212
4.00%, 12/01/43	746	705,683
4.00%, 01/01/44	50	47,284
4.00%, 02/01/44	860	813,439
4.00%, 03/01/44	19	18,293
4.00%, 04/01/44	429	405,441
4.00%, 05/01/44	426	402,664
4.00%, 06/01/44	1,361	1,284,012
4.00%, 07/01/44	2,003	1,893,085
4.00%, 08/01/44	23	21,554
4.00%, 09/01/44	554	522,222
4.00%, 10/01/44	308	290,251
4.00%, 11/01/44	212	200,636
4.00%, 12/01/44	846	797,663
4.00%, 01/01/45	918	867,214
4.00%, 02/01/45	6,255	5,902,533
4.00%, 04/01/45	4,408	4,170,856
4.00%, 06/01/45	12	11,536
4.00%, 07/01/45	1,103	1,038,748
4.00%, 08/01/45	20	19,175
4.00%, 09/01/45	2,114	1,990,767
4.00%, 10/01/45	898	845,517
4.00%, 11/01/45	686	646,142
4.00%, 12/01/45	527	496,605
4.00%, 01/01/46	1,080	1,014,997
4.00%, 02/01/46	959	902,642
4.00%, 03/01/46	951	893,293
4.00%, 04/01/46	905	850,537
4.00%, 05/01/46	3,613	3,395,289
4.00%, 06/01/46	109	102,191
4.00%, 07/01/46	1,937	1,826,493
4.00%, 08/01/46	46	43,589
4.00%, 09/01/46	903	848,003
4.00%, 10/01/46	803	756,624
4.00%, 11/01/46	14,326	13,460,626

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 12/01/46	$29		$27,365
4.00%, 01/01/47	193		181,399
4.00%, 02/01/47	4,069		3,823,199
4.00%, 04/01/47	171		160,652
4.00%, 06/01/47	2,684		2,525,377
4.00%, 07/01/47	775		726,695
4.00%, 08/01/47	2,763		2,584,357
4.00%, 09/01/47	91		85,483
4.00%, 10/01/47	825		773,394
4.00%, 11/01/47	3,384		3,172,675
4.00%, 12/01/47	5,008		4,684,243
4.00%, 01/01/48	3,216		3,026,801
4.00%, 02/01/48	8,458		7,955,630
4.00%, 04/01/48	1,115		1,042,651
4.00%, 05/01/48	471		443,378
4.00%, 06/01/48	11,902		11,193,699
4.00%, 07/01/48	66		62,064
4.00%, 08/01/48	1,167		1,091,947
4.00%, 09/01/48	1,064		1,000,490
4.00%, 10/01/48	8,295		7,782,339
4.00%, 11/01/48	844		787,304
4.00%, 12/01/48	2,498		2,343,027
4.00%, 01/01/49	3,792		3,567,729
4.00%, 02/01/49	17,430		16,334,893
4.00%, 03/01/49	882		826,321
4.00%, 04/01/49	2,584		2,405,702
4.00%, 05/01/49	670		627,485
4.50%, 04/01/24	0	(a)	186
4.50%, 07/01/24	9		8,964
4.50%, 08/01/24	4		3,675
4.50%, 09/01/24	10		10,199
4.50%, 09/01/24	0	(a)	504
4.50%, 10/01/24	17		16,536
4.50%, 10/01/24	0	(a)	215
4.50%, 11/01/24	3		2,780
4.50%, 04/01/25	1		1,147
4.50%, 04/01/25	0	(a)	443
4.50%, 05/01/25	1		834
4.50%, 07/01/25	1		1,065
4.50%, 08/01/25	3		2,776
4.50%, 09/01/25	4		3,454
4.50%, 09/01/26	2		2,104
4.50%, 08/01/30	508		501,110
4.50%, 08/01/33	2		1,719
4.50%, 03/01/34	0	(a)	393
4.50%, 04/01/34	2		1,372
4.50%, 05/01/34	0	(a)	294
4.50%, 06/01/34	0	(a)	337
4.50%, 06/01/35	1		1,215
4.50%, 08/01/35	41		40,417
4.50%, 10/01/35	2		2,346
4.50%, 11/01/35	7		6,948
4.50%, 01/01/36	1		1,082
4.50%, 08/01/36	6		5,853
4.50%, 06/01/38	32		31,379
4.50%, 07/01/38	1		1,249
4.50%, 10/01/38	0	(a)	422
4.50%, 02/01/39	33		32,230
4.50%, 02/01/39	0	(a)	253
4.50%, 03/01/39	2,020		1,977,249
4.50%, 03/01/39	0	(a)	598

S C H E D U L E O F I N V E S T M E N T S	127

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 04/01/39	$0	(a)	$421
4.50%, 04/01/39	30		28,968
4.50%, 05/01/39	2,064		2,019,449
4.50%, 06/01/39	57		56,518
4.50%, 07/01/39	144		140,751
4.50%, 08/01/39	47		46,544
4.50%, 09/01/39	212		207,948
4.50%, 10/01/39	1,872		1,832,348
4.50%, 11/01/39	48		47,424
4.50%, 12/01/39	64		63,057
4.50%, 01/01/40	51		49,843
4.50%, 02/01/40	267		261,565
4.50%, 03/01/40	8		7,621
4.50%, 04/01/40	72		69,951
4.50%, 05/01/40	52		50,039
4.50%, 06/01/40	15		14,233
4.50%, 07/01/40	46		45,006
4.50%, 08/01/40	157		153,933
4.50%, 09/01/40	1,176		1,149,112
4.50%, 10/01/40	14		13,470
4.50%, 11/01/40	1		1,169
4.50%, 01/01/41	4		3,469
4.50%, 02/01/41	2,327		2,273,214
4.50%, 03/01/41	72		70,357
4.50%, 04/01/41	105		102,142
4.50%, 05/01/41	2,934		2,865,234
4.50%, 06/01/41	3,906		3,814,464
4.50%, 07/01/41	65		62,928
4.50%, 08/01/41	514		501,808
4.50%, 10/01/41	140		136,176
4.50%, 11/01/41	8		7,832
4.50%, 01/01/42	4		4,273
4.50%, 03/01/42	24		23,527
4.50%, 05/01/42	1,695		1,656,253
4.50%, 09/01/43	1,390		1,351,387
4.50%, 10/01/43	834		811,482
4.50%, 11/01/43	149		146,091
4.50%, 12/01/43	137		133,148
4.50%, 01/01/44	114		110,754
4.50%, 02/01/44	398		386,928
4.50%, 03/01/44	1,104		1,074,291
4.50%, 04/01/44	5		4,961
4.50%, 05/01/44	127		123,453
4.50%, 06/01/44	138		134,212
4.50%, 07/01/44	142		138,550
4.50%, 08/01/44	22		21,159
4.50%, 09/01/44	50		48,739
4.50%, 10/01/44	368		358,195
4.50%, 11/01/44	554		539,178
4.50%, 12/01/44	1,056		1,027,573
4.50%, 01/01/45	1,480		1,440,364
4.50%, 03/01/45	317		308,689
4.50%, 06/01/45	192		186,786
4.50%, 07/01/45	1,198		1,164,897
4.50%, 08/01/45	460		446,651
4.50%, 09/01/45	388		375,864
4.50%, 10/01/45	325		315,896
4.50%, 11/01/45	65		63,111
4.50%, 01/01/46	395		383,707
4.50%, 03/01/46	312		302,357
4.50%, 04/01/46	303		292,734

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 05/01/46	$1,038		$1,002,916
4.50%, 06/01/46	4,355		4,226,497
4.50%, 07/01/46	1,624		1,571,744
4.50%, 08/01/46	142		136,989
4.50%, 09/01/46	2,555		2,479,626
4.50%, 02/01/47	556		536,791
4.50%, 04/01/47	142		137,471
4.50%, 05/01/47	1,084		1,046,130
4.50%, 06/01/47	1,225		1,180,484
4.50%, 08/01/47	670		646,347
4.50%, 09/01/47	729		705,238
4.50%, 05/01/48	1,012		976,387
4.50%, 06/01/48	1,423		1,367,274
4.50%, 07/01/48	760		732,300
4.50%, 08/01/48	1,255		1,205,303
4.50%, 09/01/48	994		957,141
4.50%, 10/01/48	5,420		5,226,809
4.50%, 11/01/48	1,587		1,532,260
4.50%, 12/01/48	2,935		2,822,258
4.50%, 01/01/49	859		826,441
4.50%, 02/01/49	752		725,722
4.50%, 03/01/49	2,332		2,249,229
5.00%, 07/01/24	0	(a)	6
5.00%, 10/01/24	0	(a)	238
5.00%, 12/01/24	0	(a)	276
5.00%, 06/01/25	0	(a)	189
5.00%, 08/01/25	93		92,670
5.00%, 06/01/26	1		727
5.00%, 06/01/26	0	(a)	109
5.00%, 02/01/30	4		3,583
5.00%, 04/01/33	2		1,511
5.00%, 06/01/33	164		163,430
5.00%, 06/01/33	0	(a)	480
5.00%, 08/01/33	37		35,774
5.00%, 09/01/33	47		46,365
5.00%, 10/01/33	89		88,228
5.00%, 11/01/33	36		35,807
5.00%, 12/01/33	398		397,843
5.00%, 01/01/34	4		4,444
5.00%, 03/01/34	11		11,107
5.00%, 04/01/34	11		10,694
5.00%, 05/01/34	46		47,542
5.00%, 06/01/34	0	(a)	425
5.00%, 06/01/34	17		16,524
5.00%, 11/01/34	5		4,608
5.00%, 12/01/34	7		6,894
5.00%, 01/01/35	4		3,893
5.00%, 02/01/35	4		4,060
5.00%, 04/01/35	3		3,026
5.00%, 05/01/35	11		11,231
5.00%, 06/01/35	8		7,983
5.00%, 07/01/35	2,054		2,054,638
5.00%, 08/01/35	417		416,222
5.00%, 09/01/35	86		85,020
5.00%, 09/01/35	0	(a)	217
5.00%, 10/01/35	7		7,677
5.00%, 10/01/35	0	(a)	337
5.00%, 11/01/35	0	(a)	697
5.00%, 11/01/35	25		23,941
5.00%, 12/01/35	46		44,895
5.00%, 12/01/35	0	(a)	371

128	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 01/01/36	$293		$293,166
5.00%, 03/01/36	1		1,123
5.00%, 04/01/36	7		6,974
5.00%, 06/01/36	32		31,632
5.00%, 07/01/36	0	(a)	318
5.00%, 08/01/36	16		15,601
5.00%, 10/01/36	26		25,578
5.00%, 11/01/36	713		712,713
5.00%, 01/01/37	378		377,887
5.00%, 02/01/37	337		336,860
5.00%, 06/01/37	14		13,892
5.00%, 01/01/38	4		4,123
5.00%, 02/01/38	529		528,957
5.00%, 03/01/38	2,139		2,140,284
5.00%, 04/01/38	32		32,267
5.00%, 05/01/38	2		1,968
5.00%, 06/01/38	6		6,017
5.00%, 09/01/38	9		8,611
5.00%, 09/01/38	0	(a)	448
5.00%, 11/01/38	9		8,651
5.00%, 12/01/38	305		305,778
5.00%, 01/01/39	113		113,847
5.00%, 02/01/39	24		23,715
5.00%, 03/01/39	11		10,756
5.00%, 05/01/39	52		51,849
5.00%, 06/01/39	2		1,729
5.00%, 07/01/39	13		13,353
5.00%, 08/01/39	2,834		2,840,254
5.00%, 09/01/39	27		26,403
5.00%, 10/01/39	378		377,080
5.00%, 12/01/39	18		18,277
5.00%, 01/01/40	212		211,739
5.00%, 02/01/40	54		53,874
5.00%, 03/01/40	924		924,037
5.00%, 04/01/40	113		112,862
5.00%, 06/01/40	2		1,743
5.00%, 07/01/40	114		114,198
5.00%, 08/01/40	1,449		1,447,874
5.00%, 09/01/40	768		767,916
5.00%, 11/01/40	68		67,726
5.00%, 02/01/41	208		207,904
5.00%, 03/01/41	2		1,943
5.00%, 04/01/41	67		67,427
5.00%, 05/01/41	3		2,691
5.00%, 07/01/41	231		230,719
5.00%, 08/01/41	1,040		1,039,887
5.00%, 09/01/41	119		118,767
5.00%, 10/01/41	83		83,799
5.00%, 05/01/42(b)	271		276,065
5.00%, 04/01/44	59		58,583
5.00%, 03/01/47	2,140		2,117,454
5.00%, 05/01/47	22		22,203
5.00%, 07/01/47	1,165		1,150,951
5.00%, 03/01/48	660		652,014
5.00%, 04/01/48	1,621		1,601,058
5.00%, 05/01/48	732		722,913
5.00%, 06/01/48	282		279,420
5.00%, 07/01/48	582		575,288
5.00%, 08/01/48	2,969		2,932,325
5.00%, 09/01/48	461		455,706
5.00%, 10/01/48	1,926		1,901,897

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 11/01/48	$646		$638,846
5.00%, 01/01/49	1,415		1,398,955
5.00%, 02/01/49	583		576,119
5.00%, 04/01/49	174		172,093
5.24%, 12/01/38(b)	266		269,423
5.25%, 06/01/43(b)	12		11,886
5.50%, 02/01/29	0	(a)	247
5.50%, 04/01/29	2		1,795
5.50%, 07/01/31	0	(a)	115
5.50%, 11/01/31	0	(a)	101
5.50%, 12/01/31	1		849
5.50%, 01/01/32	0	(a)	88
5.50%, 02/01/32	1		579
5.50%, 04/01/32	7		6,777
5.50%, 09/01/32	17		17,240
5.50%, 09/01/32	0	(a)	583
5.50%, 10/01/32	10		9,631
5.50%, 11/01/32	1		501
5.50%, 12/01/32	30		30,632
5.50%, 12/01/32	0	(a)	481
5.50%, 01/01/33	5		4,750
5.50%, 01/01/33	0	(a)	63
5.50%, 03/01/33	3		2,643
5.50%, 04/01/33	0	(a)	627
5.50%, 04/01/33	10		9,799
5.50%, 05/01/33	5		5,071
5.50%, 06/01/33	14		14,476
5.50%, 07/01/33	14		14,692
5.50%, 08/01/33	1		1,240
5.50%, 10/01/33	111		112,924
5.50%, 10/01/33	0	(a)	180
5.50%, 11/01/33	5		5,158
5.50%, 12/01/33	0	(a)	466
5.50%, 01/01/34	0	(a)	417
5.50%, 01/01/34	46		44,968
5.50%, 02/01/34	496		504,897
5.50%, 03/01/34	148		150,948
5.50%, 07/01/34	7		6,974
5.50%, 08/01/34	5		5,345
5.50%, 09/01/34	1		1,172
5.50%, 10/01/34	89		90,307
5.50%, 11/01/34	0	(a)	317
5.50%, 11/01/34	1		983
5.50%, 12/01/34	154		155,945
5.50%, 01/01/35	1,126		1,146,864
5.50%, 01/01/35	0	(a)	442
5.50%, 02/01/35	314		320,049
5.50%, 02/01/35	0	(a)	384
5.50%, 03/01/35	8		8,361
5.50%, 04/01/35	180		183,476
5.50%, 04/01/35	0	(a)	430
5.50%, 05/01/35	526		536,689
5.50%, 05/01/35	0	(a)	151
5.50%, 06/01/35	1,400		1,431,336
5.50%, 07/01/35	9		8,463
5.50%, 08/01/35	83		84,945
5.50%, 09/01/35	5		5,232
5.50%, 10/01/35	83		84,869
5.50%, 11/01/35	0	(a)	280
5.50%, 11/01/35	14		13,591
5.50%, 12/01/35	291		297,482

S C H E D U L E O F I N V E S T M E N T S	129

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 01/01/36	$16		$15,872
5.50%, 02/01/36	0	(a)	352
5.50%, 02/01/36	7		7,184
5.50%, 03/01/36	27		28,394
5.50%, 04/01/36	3		3,288
5.50%, 05/01/36	414		424,014
5.50%, 06/01/36	13		13,533
5.50%, 07/01/36	605		617,932
5.50%, 08/01/36	78		79,910
5.50%, 08/01/36	0	(a)	385
5.50%, 09/01/36	0	(a)	153
5.50%, 11/01/36	10		10,641
5.50%, 12/01/36	0	(a)	156
5.50%, 12/01/36	5		5,708
5.50%, 01/01/37	67		68,720
5.50%, 02/01/37	12		11,901
5.50%, 02/01/37	0	(a)	225
5.50%, 03/01/37	4		3,544
5.50%, 04/01/37	12		12,594
5.50%, 05/01/37	40		39,972
5.50%, 05/01/37	0	(a)	116
5.50%, 07/01/37	6		6,749
5.50%, 09/01/37	7		6,925
5.50%, 11/01/37	13		14,092
5.50%, 12/01/37	7		7,203
5.50%, 01/01/38	24		24,813
5.50%, 02/01/38	5		4,932
5.50%, 04/01/38	648		663,559
5.50%, 04/01/38	0	(a)	281
5.50%, 05/01/38	257		263,538
5.50%, 05/01/38	0	(a)	122
5.50%, 06/01/38	31		32,270
5.50%, 06/01/38	0	(a)	352
5.50%, 07/01/38	95		96,322
5.50%, 07/01/38	0	(a)	297
5.50%, 08/01/38	26		26,838
5.50%, 09/01/38	81		83,050
5.50%, 10/01/38	27		27,745
5.50%, 11/01/38	14		14,433
5.50%, 11/01/38	0	(a)	122
5.50%, 12/01/38	93		94,709
5.50%, 12/01/38	0	(a)	392
5.50%, 01/01/39	1,238		1,262,367
5.50%, 02/01/39	57		58,300
5.50%, 03/01/39	1		961
5.50%, 04/01/39	17		17,066
5.50%, 05/01/39	14		14,415
5.50%, 06/01/39	23		23,186
5.50%, 09/01/39	406		415,687
5.50%, 10/01/39	4		4,323
5.50%, 11/01/39	1,011		1,033,085
5.50%, 12/01/39	47		46,916
5.50%, 01/01/40	74		76,588
5.50%, 02/01/40	23		23,697
5.50%, 03/01/40	6		5,732
5.50%, 05/01/40	8		8,652
5.50%, 06/01/40	25		25,552
5.50%, 03/01/41	9		9,418
5.50%, 06/01/41	3,166		3,235,562
5.85%, 08/01/41(b)	40		40,291
5.98%, 07/01/41(b)	12		12,466

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.99%, 11/01/41(b)	$130		$131,962
6.00%, 10/01/25	0	(a)	7
6.00%, 11/01/25	0	(a)	18
6.00%, 02/01/26	0	(a)	310
6.00%, 08/01/26	0	(a)	416
6.00%, 02/01/28	0	(a)	35
6.00%, 04/01/28	0	(a)	871
6.00%, 06/01/28	0	(a)	255
6.00%, 06/01/28	1		751
6.00%, 07/01/28	2		2,209
6.00%, 11/01/28	0	(a)	373
6.00%, 12/01/28	0	(a)	215
6.00%, 01/01/29	5		3,985
6.00%, 01/01/29	0	(a)	295
6.00%, 03/01/29	3		2,536
6.00%, 03/01/29	0	(a)	106
6.00%, 05/01/29	4		3,199
6.00%, 06/01/29	0	(a)	236
6.00%, 07/01/29	1		602
6.00%, 07/01/29	0	(a)	244
6.00%, 09/01/29	0	(a)	325
6.00%, 12/01/30	3		3,285
6.00%, 03/01/31	1		552
6.00%, 04/01/31	0	(a)	208
6.00%, 06/01/31	0	(a)	632
6.00%, 10/01/31	0	(a)	246
6.00%, 12/01/31	1		732
6.00%, 01/01/32	16		16,507
6.00%, 02/01/32	3		2,474
6.00%, 02/01/32	0	(a)	343
6.00%, 03/01/32	12		11,823
6.00%, 03/01/32	0	(a)	184
6.00%, 04/01/32	0	(a)	317
6.00%, 09/01/32	1		1,127
6.00%, 10/01/32	4		3,313
6.00%, 11/01/32	3		3,083
6.00%, 11/01/32	0	(a)	190
6.00%, 12/01/32	50		51,865
6.00%, 12/01/32	0	(a)	140
6.00%, 01/01/33	2		2,165
6.00%, 01/01/33	0	(a)	225
6.00%, 02/01/33	5		4,715
6.00%, 03/01/33	4		3,676
6.00%, 03/01/33	0	(a)	325
6.00%, 04/01/33	3		2,182
6.00%, 05/01/33	0	(a)	130
6.00%, 09/01/33	3		3,426
6.00%, 10/01/33	10		10,505
6.00%, 10/01/33	0	(a)	431
6.00%, 11/01/33	12		11,309
6.00%, 05/01/34	7		7,580
6.00%, 06/01/34	11		10,976
6.00%, 07/01/34	10		10,284
6.00%, 08/01/34	0	(a)	473
6.00%, 08/01/34	3		2,004
6.00%, 10/01/34	7		6,683
6.00%, 12/01/34	2		2,002
6.00%, 05/01/35	0	(a)	408
6.00%, 06/01/35	2		2,778
6.00%, 07/01/35	0	(a)	573
6.00%, 07/01/35	1		1,409

130	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 08/01/35	$17		$17,095
6.00%, 09/01/35	2		1,828
6.00%, 12/01/35	6		5,754
6.00%, 01/01/36	4		3,247
6.00%, 02/01/36	6		5,726
6.00%, 03/01/36	1		1,383
6.00%, 05/01/36	8		8,987
6.00%, 06/01/36	12		12,407
6.00%, 07/01/36	8		8,879
6.00%, 08/01/36	3		2,707
6.00%, 09/01/36	242		251,680
6.00%, 10/01/36	316		326,225
6.00%, 11/01/36	19		19,136
6.00%, 12/01/36	53		56,459
6.00%, 12/01/36	0	(a)	318
6.00%, 01/01/37	0	(a)	425
6.00%, 01/01/37	1		1,338
6.00%, 02/01/37	214		222,414
6.00%, 03/01/37	4		3,693
6.00%, 03/01/37	0	(a)	275
6.00%, 05/01/37	5		5,266
6.00%, 05/01/37	0	(a)	383
6.00%, 07/01/37	4		4,873
6.00%, 08/01/37	6		6,079
6.00%, 08/01/37	0	(a)	219
6.00%, 09/01/37	4		4,571
6.00%, 09/01/37	0	(a)	472
6.00%, 10/01/37	16		16,299
6.00%, 10/01/37	0	(a)	478
6.00%, 11/01/37	0	(a)	458
6.00%, 11/01/37	8		8,929
6.00%, 12/01/37	40		41,494
6.00%, 01/01/38	50		51,015
6.00%, 02/01/38	1		1,166
6.00%, 04/01/38	23		23,635
6.00%, 05/01/38	28		28,876
6.00%, 06/01/38	13		13,093
6.00%, 07/01/38	14		14,651
6.00%, 08/01/38	11		12,091
6.00%, 09/01/38	1,104		1,147,440
6.00%, 10/01/38	1		639
6.00%, 11/01/38	5		5,188
6.00%, 12/01/38	2		1,563
6.00%, 01/01/39	3		3,470
6.00%, 02/01/39	2		1,916
6.00%, 11/01/39	3		3,284
6.00%, 12/01/39	1		734
6.00%, 04/01/40	6		6,165
6.00%, 07/01/40	3,149		3,280,208
6.03%, 11/01/40(b)	6		5,480
6.13%, 09/01/41(b)	314		315,663
6.15%, 11/01/40(b)	45		44,742
6.15%, 01/01/42(b)	129		128,731
6.16%, 11/01/40(b)	154		154,991
6.38%, 12/01/33, (1-year CMT + 2.250%)(b)	40		40,198
6.50%, 04/01/24	0	(a)	3
6.50%, 06/01/24	0	(a)	5
6.50%, 09/01/24	0	(a)	53
6.50%, 02/01/26	0	(a)	28
6.50%, 03/01/26	0	(a)	112

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 04/01/26	$0	(a)	$442
6.50%, 03/01/27	0	(a)	205
6.50%, 04/01/28	0	(a)	105
6.50%, 05/01/28	0	(a)	348
6.50%, 06/01/28	0	(a)	252
6.50%, 07/01/28	1		505
6.50%, 09/01/28	0	(a)	306
6.50%, 10/01/28	0	(a)	413
6.50%, 12/01/28	1		1,098
6.50%, 01/01/29	2		2,522
6.50%, 02/01/29	0	(a)	326
6.50%, 02/01/29	2		1,614
6.50%, 03/01/29	1		1,091
6.50%, 04/01/29	0	(a)	999
6.50%, 04/01/29	1		793
6.50%, 05/01/29	0	(a)	812
6.50%, 06/01/29	0	(a)	465
6.50%, 07/01/29	0	(a)	367
6.50%, 08/01/29	3		2,590
6.50%, 09/01/29	4		3,575
6.50%, 08/01/30	1		603
6.50%, 01/01/31	0	(a)	86
6.50%, 05/01/31	1		591
6.50%, 05/01/31	0	(a)	48
6.50%, 06/01/31	0	(a)	138
6.50%, 06/01/31	3		2,961
6.50%, 07/01/31	1		1,277
6.50%, 07/01/31	0	(a)	76
6.50%, 08/01/31	0	(a)	777
6.50%, 08/01/31	1		1,318
6.50%, 09/01/31	1		521
6.50%, 09/01/31	0	(a)	456
6.50%, 10/01/31	0	(a)	211
6.50%, 11/01/31	0	(a)	368
6.50%, 12/01/31	5		5,626
6.50%, 01/01/32	0	(a)	40
6.50%, 02/01/32	2		2,218
6.50%, 02/01/32	0	(a)	402
6.50%, 03/01/32	0	(a)	341
6.50%, 03/01/32	2		2,594
6.50%, 04/01/32	2		2,022
6.50%, 04/01/32	0	(a)	73
6.50%, 05/01/32	0	(a)	134
6.50%, 07/01/32	1		525
6.50%, 08/01/32	6		5,673
6.50%, 08/01/32	0	(a)	1,210
6.50%, 09/01/32	1		1,115
6.50%, 10/01/32	1		1,465
6.50%, 11/01/32	1		650
6.50%, 12/01/32	2		2,564
6.50%, 12/01/33	5		5,520
6.50%, 04/01/34	18		18,747
6.50%, 07/01/34	2		1,852
6.50%, 09/01/34	3		2,913
6.50%, 01/01/35	2		2,283
6.50%, 04/01/35	1		541
6.50%, 08/01/35	5		5,503
6.50%, 02/01/36	0	(a)	450
6.50%, 06/01/36	1		1,237
6.50%, 08/01/36	1		1,094
6.50%, 09/01/36	29		31,074

S C H E D U L E O F I N V E S T M E N T S	131

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 09/01/36	$0	(a)	$498
6.50%, 10/01/36	11		10,655
6.50%, 11/01/36	1		717
6.50%, 08/01/37	3		2,971
6.50%, 10/01/37	8		7,826
6.50%, 11/01/37	3		2,893
6.50%, 12/01/37	0	(a)	153
6.50%, 12/01/37	14		15,160
6.50%, 01/01/38	1		856
6.50%, 02/01/38	13		13,236
6.50%, 02/01/38	0	(a)	210
6.50%, 07/01/38	1		1,235
6.50%, 08/01/38	1		1,065
6.50%, 10/01/38	0	(a)	515
6.50%, 12/01/38	2		2,308
6.50%, 01/01/39	9		10,366
6.50%, 09/01/39	15		15,521
6.58%, 05/01/43(b)	100		101,464
6.85%, 08/01/43(b)	16		15,710
7.00%, 05/01/24	0	(a)	5
7.00%, 07/01/24	0	(a)	3
7.00%, 03/01/26	0	(a)	542
7.00%, 06/01/26	0	(a)	64
7.00%, 12/01/26	0	(a)	60
7.00%, 01/01/27	0	(a)	64
7.00%, 02/01/27	0	(a)	170
7.00%, 03/01/27	0	(a)	79
7.00%, 04/01/27	0	(a)	19
7.00%, 05/01/27	0	(a)	32
7.00%, 09/01/27	0	(a)	402
7.00%, 10/01/27	0	(a)	177
7.00%, 11/01/27	0	(a)	185
7.00%, 12/01/27	0	(a)	469
7.00%, 05/01/28	0	(a)	340
7.00%, 07/01/28	0	(a)	14
7.00%, 10/01/28	0	(a)	163
7.00%, 11/01/28	0	(a)	373
7.00%, 03/01/29	0	(a)	151
7.00%, 06/01/29	1		1,025
7.00%, 06/01/29	0	(a)	44
7.00%, 07/01/29	0	(a)	141
7.00%, 07/01/29	2		2,104
7.00%, 09/01/29	0	(a)	125
7.00%, 10/01/29	1		815
7.00%, 01/01/30	0	(a)	13
7.00%, 02/01/30	0	(a)	79
7.00%, 05/01/30	0	(a)	21
7.00%, 12/01/30	0	(a)	415
7.00%, 01/01/31	0	(a)	311
7.00%, 02/01/31	0	(a)	501
7.00%, 05/01/31	0	(a)	411
7.00%, 07/01/31	1		1,016
7.00%, 08/01/31	1		1,027
7.00%, 09/01/31	1		1,466
7.00%, 12/01/31	1		723
7.00%, 12/01/31	0	(a)	428
7.00%, 03/01/32	2		2,250
7.00%, 05/01/32	1		873
7.00%, 05/01/32	0	(a)	341
7.00%, 06/01/32	1		939
7.00%, 06/01/32	0	(a)	373

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 07/01/32	$2		$2,551
7.00%, 08/01/32	2		2,122
7.00%, 09/01/32	0	(a)	484
7.00%, 11/01/32	1		684
7.00%, 10/01/33	8		8,589
7.00%, 11/01/36	2		1,342
7.00%, 12/01/36	5		5,372
7.00%, 09/01/38	1		1,601
7.50%, 11/01/25	0	(a)	85
7.50%, 01/01/26	0	(a)	211
7.50%, 03/01/26	0	(a)	81
7.50%, 04/01/26	0	(a)	34
7.50%, 05/01/26	0	(a)	61
7.50%, 10/01/26	0	(a)	85
7.50%, 12/01/26	0	(a)	10
7.50%, 04/01/27	0	(a)	49
7.50%, 06/01/27	0	(a)	38
7.50%, 08/01/27	0	(a)	102
7.50%, 09/01/27	0	(a)	29
7.50%, 12/01/27	0	(a)	218
7.50%, 03/01/28	0	(a)	496
7.50%, 07/01/28	0	(a)	87
7.50%, 11/01/28	0	(a)	88
7.50%, 07/01/29	5		4,879
7.50%, 12/01/29	0	(a)	48
7.50%, 01/01/30	0	(a)	100
7.50%, 03/01/30	0	(a)	61
7.50%, 05/01/30	0	(a)	68
7.50%, 06/01/30	0	(a)	25
7.50%, 07/01/30	0	(a)	9
7.50%, 08/01/30	0	(a)	517
7.50%, 09/01/30	1		1,075
7.50%, 10/01/30	0	(a)	55
7.50%, 11/01/30	1		813
7.50%, 12/01/30	1		565
7.50%, 01/01/31	0	(a)	25
7.50%, 02/01/31	0	(a)	51
7.50%, 09/01/31	1		981
7.50%, 01/01/32	1		1,219
8.00%, 05/01/25	0	(a)	17
8.00%, 10/01/25	0	(a)	6
8.00%, 11/01/25	0	(a)	166
8.00%, 09/01/26	0	(a)	227
8.00%, 10/01/26	0	(a)	52
8.00%, 11/01/26	0	(a)	137
8.00%, 03/01/27	0	(a)	159
8.00%, 05/01/27	0	(a)	133
8.00%, 06/01/27	0	(a)	71
8.00%, 09/01/27	0	(a)	92
8.00%, 11/01/27	0	(a)	36
8.00%, 10/01/29	0	(a)	46
8.00%, 11/01/29	0	(a)	303
8.00%, 12/01/29	0	(a)	115
8.00%, 01/01/30	0	(a)	46
8.00%, 03/01/30	0	(a)	401
8.00%, 07/01/30	0	(a)	37
8.00%, 06/01/31	1		1,010
8.50%, 06/01/24	0	(a)	1
8.50%, 11/01/24	0	(a)	1
8.50%, 01/01/25	0	(a)	9
8.50%, 03/01/25	0	(a)	34

132	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
8.50%, 06/01/25	$0	(a)	$9
8.50%, 09/01/25	0	(a)	56
8.50%, 07/01/30	0	(a)	142
9.00%, 04/01/25	0	(a)	16
9.00%, 10/01/25	0	(a)	21
9.50%, 06/01/25	0	(a)	6
10.00%, 04/01/25	0	(a)	6
Federal National Mortgage Association
2.50%, 12/01/31	256		237,990
3.00%, 07/01/30	1,056		1,004,994
3.00%, 08/01/31	29		27,366
3.00%, 02/01/47	5,955		5,270,489
3.00%, 03/01/47	4,518		3,904,858
3.50%, 05/01/32	303		289,437
3.50%, 02/01/35	595		566,125
3.50%, 09/01/46	97		88,164
3.50%, 01/01/47	480		435,062
3.50%, 11/01/51	5,379		4,831,987
4.00%, 02/01/47	7,198		6,760,639
4.00%, 01/01/57	4,215		3,911,540
4.00%, 02/01/57	4,733		4,392,188
4.50%, 02/01/44	819		795,834
4.82%, 12/01/38(b)	178		179,679
5.42%, 06/01/43(b)	552		555,918
5.95%, 08/01/42(b)	560		572,143
6.00%, 08/01/41(b)	58		59,565
6.07%, 09/01/41(b)	28		28,976
6.07%, 10/01/41(b)	455		463,733
6.26%, 02/01/42(b)	220		219,916
Government National Mortgage Association
1.50%, 04/20/51	493		382,921
2.00%, 07/20/50	10,345		8,446,155
2.00%, 08/20/50	65,772		53,685,600
2.00%, 09/20/50	4,490		3,663,900
2.00%, 10/20/50	615		501,755
2.00%, 11/20/50	23,196		18,917,302
2.00%, 12/20/50	54,423		44,371,769
2.00%, 01/20/51	21,092		17,191,110
2.00%, 02/20/51	74,087		60,379,340
2.00%, 03/20/51	10,755		8,763,312
2.00%, 04/20/51	15,223		12,401,999
2.00%, 05/20/51	782		636,837
2.00%, 06/20/51	5,313		4,327,032
2.00%, 07/20/51	4,906		3,994,626
2.00%, 08/20/51	34,417		27,917,990
2.00%, 09/20/51	10,026		8,160,275
2.00%, 10/20/51	311,282		253,303,168
2.00%, 11/20/51	41,261		33,569,235
2.00%, 12/20/51	295,150		240,083,942
2.00%, 01/20/52	172,486		140,292,806
2.00%, 02/20/52	5,589		4,547,039
2.00%, 03/20/52	144,503		117,537,423
2.00%, 04/20/52	86,737		70,558,196
2.00%, 06/20/52	25,337		20,607,758
2.00%, 07/20/52	713		580,520
2.00%, 09/20/52	80		64,844
2.00%, 03/20/54(c)	5,990		4,874,595
2.50%, 03/20/27	17		16,302
2.50%, 08/20/27	27		25,649
2.50%, 09/20/27	35		33,503
2.50%, 01/20/28	123		118,619

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 04/20/28	$70	$67,119
2.50%, 11/20/30	69	64,647
2.50%, 04/20/32	220	205,283
2.50%, 12/20/42	399	344,386
2.50%, 03/20/43	148	127,874
2.50%, 01/20/45	26	22,799
2.50%, 10/20/45	9,339	8,067,104
2.50%, 11/20/46	191	164,152
2.50%, 12/20/46	10,768	9,259,505
2.50%, 01/20/47	4,051	3,483,281
2.50%, 11/20/47	96	82,794
2.50%, 10/20/49	1,925	1,638,612
2.50%, 01/20/50	68	58,137
2.50%, 04/20/50	13,394	11,371,742
2.50%, 06/20/50	15,262	12,947,903
2.50%, 08/20/50	14,346	12,044,626
2.50%, 09/20/50	27,257	22,777,039
2.50%, 01/20/51	71,441	60,455,098
2.50%, 02/20/51	72,466	61,421,748
2.50%, 03/20/51	260	220,168
2.50%, 04/20/51	6,078	5,150,694
2.50%, 05/20/51	192,506	163,100,173
2.50%, 06/20/51	4,141	3,507,787
2.50%, 07/20/51	243,049	205,832,399
2.50%, 08/20/51	126,541	107,131,010
2.50%, 09/20/51	55,787	47,223,512
2.50%, 10/20/51	25,534	21,609,812
2.50%, 11/20/51	35,761	30,258,323
2.50%, 12/20/51	142,427	120,512,169
2.50%, 01/20/52	28,229	23,880,201
2.50%, 02/20/52	9,113	7,707,483
2.50%, 03/20/52	142,533	120,567,691
2.50%, 04/20/52	161,333	136,452,558
2.50%, 05/20/52	39,734	33,606,170
2.50%, 06/20/52	3,970	3,357,876
2.50%, 07/20/52	8,804	7,446,444
2.50%, 08/20/52	23,879	20,196,091
2.50%, 09/20/52	6,153	5,203,807
2.50%, 10/20/52	9,763	8,257,602
2.50%, 12/20/52	19,046	16,110,649
2.50%, 01/20/53	1,825	1,543,416
2.50%, 02/20/53	7,087	6,002,000
2.50%, 03/20/53	4,587	3,885,114
3.00%, 01/20/27	64	61,488
3.00%, 04/15/27	30	29,290
3.00%, 04/20/27	38	37,158
3.00%, 05/20/27	1,556	1,511,150
3.00%, 07/15/27	770	748,250
3.00%, 09/15/27	13	12,743
3.00%, 09/20/27	65	62,818
3.00%, 10/15/27	223	216,187
3.00%, 11/20/27	11	10,243
3.00%, 01/20/28	10	9,482
3.00%, 09/20/28	33	31,909
3.00%, 10/20/28	42	40,782
3.00%, 11/20/28	105	100,688
3.00%, 01/20/29	33	31,764
3.00%, 05/20/29	91	86,994
3.00%, 10/20/30	11	10,794
3.00%, 12/20/31	144	136,702
3.00%, 01/20/42	13	11,541

S C H E D U L E O F I N V E S T M E N T S	133

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 04/15/42	$232	$207,276
3.00%, 06/20/42	107	95,637
3.00%, 07/20/42	538	480,893
3.00%, 08/15/42	322	287,786
3.00%, 08/20/42	145	129,895
3.00%, 09/15/42	5,053	4,514,264
3.00%, 09/20/42	485	434,235
3.00%, 10/15/42	607	541,718
3.00%, 10/20/42	4,995	4,469,378
3.00%, 11/15/42	4,070	3,626,965
3.00%, 11/20/42	319	285,288
3.00%, 12/15/42	296	264,821
3.00%, 12/20/42	5,333	4,771,465
3.00%, 01/20/43	10,048	8,989,986
3.00%, 02/15/43	482	423,424
3.00%, 02/20/43	337	301,249
3.00%, 03/15/43	229	203,061
3.00%, 03/20/43	1,367	1,222,526
3.00%, 04/15/43	299	267,376
3.00%, 04/20/43	3,876	3,465,666
3.00%, 05/15/43	137	123,274
3.00%, 05/20/43	4,642	4,150,565
3.00%, 06/15/43	58	51,398
3.00%, 06/20/43	886	792,225
3.00%, 07/15/43	68	61,280
3.00%, 07/20/43	2,509	2,243,545
3.00%, 08/15/43	609	543,696
3.00%, 08/20/43	962	860,037
3.00%, 09/15/43	720	642,367
3.00%, 09/20/43	1,202	1,074,657
3.00%, 10/20/43	211	188,681
3.00%, 11/20/43	397	354,815
3.00%, 12/20/43	996	890,423
3.00%, 01/15/44	309	276,286
3.00%, 01/20/44	4,177	3,734,098
3.00%, 02/20/44	1,240	1,108,899
3.00%, 03/20/44	1,267	1,132,589
3.00%, 04/20/44	70	62,527
3.00%, 06/20/44	167	149,365
3.00%, 07/20/44	616	549,749
3.00%, 08/20/44	29,291	26,187,801
3.00%, 09/20/44	601	536,198
3.00%, 10/15/44	20	18,760
3.00%, 10/20/44	3,452	3,086,178
3.00%, 11/20/44	7,405	6,610,916
3.00%, 12/20/44	16	14,126
3.00%, 01/20/45	3,776	3,370,993
3.00%, 03/20/45	44	39,563
3.00%, 04/20/45	3,761	3,351,739
3.00%, 05/20/45	7,738	6,897,153
3.00%, 06/20/45	1,270	1,132,245
3.00%, 07/15/45	3	2,615
3.00%, 07/20/45	13,248	11,807,647
3.00%, 08/15/45	1,733	1,542,232
3.00%, 08/20/45	27,956	24,916,473
3.00%, 09/20/45	650	579,745
3.00%, 10/20/45	8,837	7,799,422
3.00%, 11/20/45	4,100	3,595,948
3.00%, 12/20/45	10,386	9,190,565
3.00%, 01/20/46	5,112	4,555,708
3.00%, 02/20/46	10,260	9,144,880

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 03/20/46	$4,564	$4,060,493
3.00%, 04/20/46	4,764	4,237,837
3.00%, 05/20/46	15,424	13,721,751
3.00%, 06/20/46	9,519	8,468,660
3.00%, 07/15/46	443	390,004
3.00%, 07/20/46	14,840	13,202,231
3.00%, 08/20/46	29,772	26,486,244
3.00%, 09/20/46	21,724	19,326,427
3.00%, 10/20/46	7,554	6,731,687
3.00%, 11/15/46	125	110,154
3.00%, 11/20/46	14,461	12,864,277
3.00%, 12/15/46	4,801	4,238,415
3.00%, 12/20/46	27,002	24,021,873
3.00%, 01/20/47	19,351	17,215,230
3.00%, 02/15/47	10,890	9,688,540
3.00%, 02/20/47	45,101	40,123,993
3.00%, 03/20/47	15,471	13,763,460
3.00%, 04/20/47	10,036	8,919,780
3.00%, 05/20/47	431	382,680
3.00%, 06/15/47	169	148,023
3.00%, 06/20/47	6,053	5,379,481
3.00%, 07/20/47	2,969	2,638,822
3.00%, 08/20/47	1,076	955,975
3.00%, 09/15/47	108	94,238
3.00%, 09/20/47	5,987	5,320,841
3.00%, 11/20/47	11,853	10,534,703
3.00%, 12/15/47	21	18,466
3.00%, 12/20/47	828	736,122
3.00%, 01/20/48	37,770	33,568,658
3.00%, 02/20/48	5,066	4,495,137
3.00%, 03/20/48	2,690	2,390,910
3.00%, 04/20/48	10,252	9,111,355
3.00%, 05/20/48	2,573	2,286,692
3.00%, 07/20/48	89	78,936
3.00%, 08/20/48	2,382	2,117,151
3.00%, 09/20/48	1,398	1,242,137
3.00%, 10/20/48	897	797,033
3.00%, 11/20/48	2,055	1,826,094
3.00%, 12/20/48	1,304	1,159,215
3.00%, 01/20/49	493	438,331
3.00%, 02/20/49	505	449,005
3.00%, 04/20/49	2,115	1,880,145
3.00%, 06/20/49	3,054	2,714,142
3.00%, 07/20/49	8,958	7,930,597
3.00%, 09/20/49	22,717	20,113,503
3.00%, 10/20/49	26,975	23,846,974
3.00%, 11/15/49	385	339,019
3.00%, 11/20/49	4,244	3,753,285
3.00%, 12/20/49	34,249	30,260,647
3.00%, 01/20/50	22,306	19,724,901
3.00%, 02/15/50	2,680	2,348,516
3.00%, 02/20/50	36,513	32,236,493
3.00%, 03/20/50	6,904	6,101,322
3.00%, 04/20/50	1,690	1,489,578
3.00%, 06/20/50	1,980	1,742,801
3.00%, 07/20/50	21,951	19,355,441
3.00%, 08/20/50	8,618	7,604,648
3.00%, 10/20/50	2,645	2,331,658
3.00%, 01/20/51	4,210	3,708,357
3.00%, 04/20/51	108	94,574
3.00%, 05/20/51	1,672	1,468,644

134	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 06/20/51	$11,759	$10,327,169
3.00%, 07/20/51	2,717	2,385,819
3.00%, 08/20/51	10,160	8,918,259
3.00%, 09/20/51	30,940	27,149,841
3.00%, 10/20/51	1,894	1,661,306
3.00%, 11/20/51	25,841	22,664,061
3.00%, 12/20/51	27,725	24,309,663
3.00%, 01/20/52	1,332	1,167,737
3.00%, 02/20/52	4,353	3,815,169
3.00%, 03/20/52	17,984	15,610,167
3.00%, 04/20/52	4,935	4,324,426
3.00%, 05/20/52	13,442	11,778,620
3.00%, 06/20/52	2,940	2,576,037
3.00%, 07/20/52	13,996	12,264,697
3.00%, 08/20/52	9,750	8,543,544
3.00%, 09/20/52	19,112	16,747,475
3.00%, 11/20/52	55	48,164
3.00%, 12/20/52	1,962	1,719,991
3.00%, 01/20/53	18,080	15,843,230
3.00%, 02/20/53	9,214	8,113,101
3.00%, 03/20/53	2,778	2,447,469
3.00%, 04/20/53	263	231,845
3.00%, 06/20/53	2,922	2,575,589
3.00%, 03/20/54(c)	24,087	21,115,223
3.50%, 08/15/24	20	19,785
3.50%, 12/15/25	2	1,829
3.50%, 02/15/26	42	41,343
3.50%, 05/15/26	8	7,550
3.50%, 12/20/26	38	37,361
3.50%, 03/20/27	7	7,020
3.50%, 04/20/27	23	22,096
3.50%, 01/20/29	6	5,999
3.50%, 07/15/29	95	92,129
3.50%, 01/15/41	11	10,075
3.50%, 01/20/41	65	60,036
3.50%, 09/15/41	152	140,976
3.50%, 10/15/41	12	11,444
3.50%, 11/15/41	56	52,096
3.50%, 11/20/41	1,518	1,406,180
3.50%, 12/15/41	1,478	1,367,661
3.50%, 12/20/41	1,203	1,114,081
3.50%, 01/15/42	159	146,261
3.50%, 01/20/42	107	99,069
3.50%, 02/15/42	339	314,437
3.50%, 02/20/42	65	60,203
3.50%, 03/15/42	158	146,529
3.50%, 03/20/42	8,738	8,088,437
3.50%, 04/15/42	385	355,742
3.50%, 05/15/42	289	266,773
3.50%, 05/20/42	602	557,338
3.50%, 06/15/42	113	104,508
3.50%, 06/20/42	10,912	10,100,106
3.50%, 07/15/42	346	320,631
3.50%, 08/15/42	49	45,305
3.50%, 08/20/42	1,086	1,005,439
3.50%, 09/15/42	1,022	944,721
3.50%, 09/20/42	14,630	13,541,308
3.50%, 10/15/42	995	918,843
3.50%, 10/20/42	12,375	11,454,851
3.50%, 11/15/42	380	351,588
3.50%, 11/20/42	13,002	12,035,203

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/20/42	$9,735	$9,010,678
3.50%, 01/15/43	292	270,784
3.50%, 01/20/43	1,680	1,555,702
3.50%, 02/15/43	67	61,964
3.50%, 03/15/43	577	532,819
3.50%, 03/20/43	32	29,135
3.50%, 04/15/43	99	91,617
3.50%, 04/20/43	6,215	5,739,988
3.50%, 05/15/43	847	781,359
3.50%, 05/20/43	12,323	11,381,488
3.50%, 06/15/43	8,325	7,655,078
3.50%, 07/20/43	214	197,219
3.50%, 08/15/43	209	193,228
3.50%, 08/20/43	627	579,389
3.50%, 09/20/43	5,849	5,402,432
3.50%, 10/15/43	56	51,248
3.50%, 10/20/43	1,152	1,063,726
3.50%, 11/20/43	132	121,516
3.50%, 01/20/44	3	2,334
3.50%, 02/20/44	765	705,779
3.50%, 04/20/44	1,901	1,754,132
3.50%, 05/20/44	394	363,348
3.50%, 06/15/44	4	3,780
3.50%, 06/20/44	2,734	2,522,309
3.50%, 07/15/44	45	41,516
3.50%, 07/20/44	62	56,776
3.50%, 09/15/44	376	344,224
3.50%, 09/20/44	6,240	5,757,986
3.50%, 10/20/44	3,908	3,606,197
3.50%, 11/20/44	901	831,576
3.50%, 12/15/44	86	79,596
3.50%, 12/20/44	2,011	1,855,384
3.50%, 01/15/45	121	111,792
3.50%, 01/20/45	871	803,286
3.50%, 02/20/45	27	24,760
3.50%, 03/15/45	34	31,912
3.50%, 03/20/45	667	612,982
3.50%, 04/15/45	418	383,207
3.50%, 04/20/45	7,665	7,046,327
3.50%, 05/20/45	2,275	2,093,884
3.50%, 06/20/45	6,525	5,998,019
3.50%, 07/20/45	152	139,662
3.50%, 08/20/45	202	186,003
3.50%, 09/20/45	4,123	3,766,730
3.50%, 10/20/45	163	149,710
3.50%, 11/20/45	13,495	12,405,286
3.50%, 12/20/45	6,158	5,660,970
3.50%, 01/20/46	1,820	1,673,088
3.50%, 02/20/46	228	209,372
3.50%, 03/20/46	15,123	13,876,786
3.50%, 04/20/46	11,166	10,245,373
3.50%, 05/20/46	4,642	4,258,532
3.50%, 06/15/46	224	205,309
3.50%, 06/20/46	44,910	41,207,986
3.50%, 07/15/46	1,693	1,543,614
3.50%, 07/20/46	2,260	2,073,444
3.50%, 08/15/46	3,005	2,737,760
3.50%, 08/20/46	73	66,915
3.50%, 09/15/46	2,542	2,315,807
3.50%, 09/20/46	5,302	4,871,599
3.50%, 10/15/46	840	770,351

S C H E D U L E O F I N V E S T M E N T S	135

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 10/20/46	$333	$305,418
3.50%, 11/20/46	5,716	5,245,126
3.50%, 12/20/46	8,308	7,623,150
3.50%, 01/20/47	26,859	24,644,851
3.50%, 02/20/47	48,760	44,740,897
3.50%, 03/20/47	12,273	11,227,956
3.50%, 04/20/47	8,512	7,787,335
3.50%, 05/20/47	1,669	1,527,093
3.50%, 06/15/47	1,014	922,778
3.50%, 06/20/47	3,721	3,404,619
3.50%, 07/20/47	3,985	3,646,409
3.50%, 08/20/47	16,972	15,527,441
3.50%, 09/15/47	370	339,019
3.50%, 09/20/47	40,541	36,979,670
3.50%, 10/15/47	1,127	1,033,173
3.50%, 10/20/47	16,317	14,912,609
3.50%, 11/15/47	2,576	2,359,352
3.50%, 11/20/47	17,788	16,273,429
3.50%, 12/15/47	3,687	3,377,746
3.50%, 12/20/47	24,217	22,126,746
3.50%, 01/15/48	4,166	3,816,390
3.50%, 01/20/48	19,767	18,083,914
3.50%, 02/15/48	153	140,065
3.50%, 02/20/48	15,828	14,479,813
3.50%, 03/20/48	78	71,144
3.50%, 04/15/48	332	304,107
3.50%, 04/20/48	15,323	14,018,648
3.50%, 05/15/48	49	44,606
3.50%, 05/20/48	11,193	10,240,332
3.50%, 09/15/48	1,155	1,048,262
3.50%, 09/20/48	4,788	4,367,876
3.50%, 10/20/48	15,592	14,262,860
3.50%, 11/20/48	12,642	11,563,614
3.50%, 12/20/48	45	40,987
3.50%, 01/20/49	2,372	2,170,437
3.50%, 02/20/49	433	396,276
3.50%, 03/20/49	19,853	18,159,975
3.50%, 04/20/49	311	284,260
3.50%, 05/20/49	312	285,416
3.50%, 06/20/49	1,737	1,585,681
3.50%, 07/20/49	263	240,334
3.50%, 09/20/49	15,195	13,871,627
3.50%, 10/15/49	15	13,537
3.50%, 10/20/49	907	828,700
3.50%, 11/15/49	410	373,994
3.50%, 11/20/49	463	422,257
3.50%, 12/20/49	5,790	5,283,832
3.50%, 01/20/50	32,098	29,294,155
3.50%, 02/20/50	701	640,153
3.50%, 03/20/50	1,059	966,293
3.50%, 04/20/50	1,086	990,919
3.50%, 05/20/50	844	770,061
3.50%, 06/20/50	5,813	5,284,819
3.50%, 07/20/50	372	339,016
3.50%, 08/20/50	4,211	3,828,710
3.50%, 09/20/50	57	51,742
3.50%, 10/20/50	1,075	981,608
3.50%, 11/20/50	806	735,426
3.50%, 12/20/50	223	202,978
3.50%, 03/20/51	1,707	1,557,550
3.50%, 05/20/51	5,002	4,538,110

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 06/20/51	$9,547		$8,661,154
3.50%, 07/20/51	650		590,227
3.50%, 09/20/51	728		659,093
3.50%, 12/20/51	847		766,831
3.50%, 01/20/52	4,002		3,621,414
3.50%, 02/20/52	4,505		4,076,601
3.50%, 03/20/52	2,232		2,005,175
3.50%, 08/20/52	2,516		2,274,281
3.50%, 11/20/52	525		474,891
3.50%, 12/20/52	3,884		3,510,433
3.50%, 01/20/53	10,721		9,690,313
3.50%, 02/20/53	1,947		1,767,387
3.50%, 03/20/53	1,853		1,680,832
3.50%, 04/20/53	2,361		2,156,946
3.50%, 06/20/53	2,393		2,174,446
3.50%, 07/20/53	748		680,239
3.50%, 08/20/53	241		219,572
3.50%, 09/20/53	500		456,218
3.50%, 10/20/53	2,350		2,145,383
3.50%, 03/20/54(c)	28,677		25,935,635
4.00%, 07/15/24	1		743
4.00%, 08/15/24	1		1,298
4.00%, 12/15/24	2		2,358
4.00%, 11/15/25	9		8,476
4.00%, 05/15/26	8		7,380
4.00%, 07/20/26	5		4,434
4.00%, 06/15/39	54		51,868
4.00%, 09/20/39	264		252,370
4.00%, 12/20/39	567		542,665
4.00%, 04/20/40	367		349,919
4.00%, 07/20/40	384		366,202
4.00%, 08/15/40	33		31,163
4.00%, 09/15/40	150		142,027
4.00%, 09/20/40	34		32,723
4.00%, 10/15/40	108		102,658
4.00%, 10/20/40	415		396,063
4.00%, 11/15/40	77		74,096
4.00%, 11/20/40	861		821,435
4.00%, 12/15/40	50		47,754
4.00%, 12/20/40	6,311		6,022,112
4.00%, 01/15/41	157		150,582
4.00%, 01/20/41	919		876,997
4.00%, 02/15/41	1,849		1,765,758
4.00%, 02/20/41	101		96,648
4.00%, 03/15/41	260		247,931
4.00%, 04/15/41	1,185		1,131,747
4.00%, 04/20/41	82		78,408
4.00%, 05/15/41	325		311,030
4.00%, 05/20/41	500		477,063
4.00%, 06/15/41	0	(a)	194
4.00%, 07/15/41	582		556,603
4.00%, 07/20/41	225		215,025
4.00%, 08/15/41	39		37,381
4.00%, 08/20/41	1,440		1,373,993
4.00%, 09/15/41	189		180,375
4.00%, 09/20/41	84		79,860
4.00%, 10/15/41	27		25,723
4.00%, 10/20/41	64		60,911
4.00%, 11/15/41	13		12,560
4.00%, 11/20/41	2,603		2,484,060
4.00%, 12/15/41	456		435,303

136	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 12/20/41	$596	$568,886
4.00%, 01/15/42	288	275,072
4.00%, 01/20/42	912	870,430
4.00%, 02/15/42	1,264	1,206,305
4.00%, 02/20/42	1,830	1,746,006
4.00%, 03/15/42	2,294	2,189,226
4.00%, 03/20/42	195	186,379
4.00%, 04/15/42	1,228	1,170,392
4.00%, 04/20/42	697	665,079
4.00%, 05/15/42	470	448,687
4.00%, 05/20/42	1,201	1,145,394
4.00%, 06/20/42	162	154,169
4.00%, 07/20/42	394	375,509
4.00%, 08/15/42	448	426,999
4.00%, 08/20/42	1,737	1,656,642
4.00%, 09/20/42	32	30,039
4.00%, 10/15/42	217	206,608
4.00%, 10/20/42	33	31,233
4.00%, 11/20/42	465	443,545
4.00%, 12/20/42	3,364	3,208,591
4.00%, 01/20/43	331	315,897
4.00%, 03/20/43	198	188,496
4.00%, 04/20/43	178	170,083
4.00%, 05/15/43	4	4,212
4.00%, 05/20/43	1,023	975,006
4.00%, 06/20/43	25	23,621
4.00%, 07/20/43	72	68,471
4.00%, 09/15/43	102	96,568
4.00%, 09/20/43	21	19,833
4.00%, 10/20/43	429	408,629
4.00%, 11/20/43	29	27,917
4.00%, 01/20/44	892	850,310
4.00%, 02/20/44	273	259,791
4.00%, 03/15/44	89	83,833
4.00%, 03/20/44	204	194,049
4.00%, 04/15/44	15	14,262
4.00%, 04/20/44	981	931,555
4.00%, 05/15/44	70	66,124
4.00%, 06/20/44	391	371,267
4.00%, 07/15/44	29	27,106
4.00%, 07/20/44	1,779	1,689,625
4.00%, 08/15/44	13	12,696
4.00%, 08/20/44	2,751	2,612,966
4.00%, 09/15/44	207	196,225
4.00%, 09/20/44	276	261,822
4.00%, 10/20/44	3,780	3,590,470
4.00%, 01/15/45	13	12,560
4.00%, 01/20/45	4,045	3,842,367
4.00%, 02/15/45	2	1,850
4.00%, 02/20/45	72	68,026
4.00%, 03/15/45	24	22,976
4.00%, 03/20/45	897	851,695
4.00%, 04/15/45	35	32,912
4.00%, 04/20/45	531	504,177
4.00%, 05/15/45	33	31,353
4.00%, 05/20/45	11	10,835
4.00%, 06/15/45	147	138,297
4.00%, 06/20/45	1,750	1,660,564
4.00%, 07/15/45	44	41,709
4.00%, 07/20/45	908	861,349
4.00%, 08/15/45	28	26,836

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 08/20/45	$672	$638,446
4.00%, 09/15/45	231	218,212
4.00%, 09/20/45	6,016	5,707,546
4.00%, 10/20/45	569	539,467
4.00%, 11/15/45	33	30,648
4.00%, 11/20/45	4,030	3,823,216
4.00%, 12/20/45	230	218,165
4.00%, 01/20/46	1,040	987,049
4.00%, 03/20/46	7,953	7,545,558
4.00%, 04/15/46	386	363,159
4.00%, 04/20/46	3,917	3,715,861
4.00%, 05/15/46	5	4,395
4.00%, 05/20/46	2,581	2,448,438
4.00%, 06/20/46	360	340,258
4.00%, 07/20/46	935	882,976
4.00%, 08/15/46	52	48,681
4.00%, 08/20/46	85	80,295
4.00%, 09/20/46	3,849	3,634,552
4.00%, 10/15/46	72	67,787
4.00%, 11/15/46	139	130,951
4.00%, 11/20/46	3,390	3,200,957
4.00%, 12/15/46	1,149	1,086,437
4.00%, 12/20/46	1,715	1,619,549
4.00%, 01/20/47	5,505	5,198,627
4.00%, 02/20/47	131	123,379
4.00%, 03/20/47	511	482,912
4.00%, 04/20/47	13,144	12,395,318
4.00%, 05/20/47	2,365	2,230,494
4.00%, 06/20/47	21,488	20,264,721
4.00%, 07/20/47	29,607	27,922,062
4.00%, 08/20/47	7,305	6,889,090
4.00%, 09/20/47	4,355	4,107,173
4.00%, 10/15/47	23	21,512
4.00%, 10/20/47	949	894,828
4.00%, 11/20/47	30,127	28,412,059
4.00%, 12/20/47	8,355	7,874,747
4.00%, 01/15/48	1,405	1,318,850
4.00%, 01/20/48	6,321	5,961,174
4.00%, 02/20/48	22,961	21,654,113
4.00%, 03/20/48	19,892	18,754,018
4.00%, 04/20/48	12,014	11,319,844
4.00%, 05/15/48	103	97,551
4.00%, 05/20/48	1,907	1,793,827
4.00%, 06/20/48	12,670	11,938,692
4.00%, 07/20/48	4,497	4,237,244
4.00%, 08/20/48	12,758	12,021,558
4.00%, 09/20/48	8,463	7,974,378
4.00%, 10/20/48	3,955	3,726,960
4.00%, 11/20/48	13,970	13,161,105
4.00%, 12/20/48	3,592	3,385,079
4.00%, 02/20/49	1,311	1,235,442
4.00%, 03/20/49	7,650	7,208,842
4.00%, 04/20/49	283	266,594
4.00%, 05/20/49	3,360	3,163,611
4.00%, 06/20/49	4,670	4,395,767
4.00%, 07/20/49	3,979	3,744,690
4.00%, 09/15/49	72	67,498
4.00%, 09/20/49	225	211,777
4.00%, 10/20/49	421	396,725
4.00%, 11/20/49	31	29,225
4.00%, 01/20/50	22,767	21,437,548

S C H E D U L E O F I N V E S T M E N T S	137

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 02/20/50	$11,351		$10,687,934
4.00%, 03/20/50	336		316,001
4.00%, 04/20/50	8		7,788
4.00%, 05/20/50	1,948		1,834,215
4.00%, 06/20/50	2,009		1,892,054
4.00%, 07/20/50	4,356		4,104,472
4.00%, 08/20/50	2,635		2,480,981
4.00%, 10/20/50	2,489		2,343,505
4.00%, 11/20/50	474		446,477
4.00%, 12/20/50	1,326		1,249,029
4.00%, 01/20/51	53		49,747
4.00%, 04/20/52	421		392,517
4.00%, 06/20/52	4,389		4,086,949
4.00%, 07/20/52	11,626		10,815,688
4.00%, 08/20/52	11,519		10,715,967
4.00%, 09/20/52	59,822		55,652,967
4.00%, 10/20/52	24,036		22,360,857
4.00%, 12/20/52	9,395		8,739,852
4.00%, 02/20/53	483		449,199
4.00%, 03/20/53	3,896		3,624,168
4.00%, 08/20/53	1,667		1,550,878
4.50%, 04/20/26	4		3,920
4.50%, 07/15/33	1		913
4.50%, 08/15/33	9		8,298
4.50%, 11/20/33	2		1,802
4.50%, 06/15/34	2		1,480
4.50%, 01/15/35	0	(a)	404
4.50%, 06/20/35	12		11,757
4.50%, 08/15/35	7		6,646
4.50%, 03/15/39	72		70,266
4.50%, 03/20/39	29		28,334
4.50%, 04/15/39	234		229,252
4.50%, 05/15/39	73		72,967
4.50%, 06/15/39	67		66,268
4.50%, 07/15/39	269		265,553
4.50%, 08/15/39	1,092		1,073,856
4.50%, 09/15/39	31		30,811
4.50%, 10/15/39	6		5,654
4.50%, 11/15/39	30		28,947
4.50%, 11/20/39	397		390,181
4.50%, 12/15/39	56		55,390
4.50%, 12/20/39	38		37,386
4.50%, 01/15/40	129		126,690
4.50%, 01/20/40	425		417,211
4.50%, 02/15/40	105		102,986
4.50%, 03/15/40	69		67,822
4.50%, 04/15/40	31		30,807
4.50%, 04/20/40	931		915,021
4.50%, 05/15/40	25		23,684
4.50%, 05/20/40	61		59,535
4.50%, 06/15/40	2,169		2,132,144
4.50%, 06/20/40	6,595		6,481,651
4.50%, 07/15/40	800		785,818
4.50%, 07/20/40	2,368		2,327,054
4.50%, 08/15/40	2,735		2,687,551
4.50%, 08/20/40	680		668,012
4.50%, 09/15/40	148		145,443
4.50%, 10/15/40	64		62,866
4.50%, 10/20/40	3,565		3,504,182
4.50%, 12/15/40	12		11,683
4.50%, 01/15/41	7		6,986

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 01/20/41	$5,115	$5,026,968
4.50%, 02/15/41	5	4,835
4.50%, 02/20/41	4,608	4,533,990
4.50%, 03/15/41	72	71,314
4.50%, 03/20/41	243	239,495
4.50%, 04/15/41	17	16,753
4.50%, 04/20/41	9,142	8,994,331
4.50%, 05/15/41	39	38,924
4.50%, 05/20/41	3,760	3,698,951
4.50%, 06/15/41	41	40,380
4.50%, 06/20/41	7,245	7,127,761
4.50%, 07/15/41	28	27,695
4.50%, 07/20/41	5,107	5,024,855
4.50%, 08/15/41	45	44,370
4.50%, 08/20/41	87	85,156
4.50%, 09/15/41	15	14,798
4.50%, 09/20/41	1,208	1,188,006
4.50%, 11/20/41	1,190	1,170,327
4.50%, 12/20/41	510	501,631
4.50%, 01/20/42	4,309	4,239,675
4.50%, 02/20/42	49	47,891
4.50%, 03/20/42	11	11,149
4.50%, 04/20/42	21	20,407
4.50%, 05/20/42	15	14,458
4.50%, 08/20/43	8	8,155
4.50%, 09/20/43	242	236,210
4.50%, 11/20/43	515	503,185
4.50%, 02/20/44	128	125,478
4.50%, 03/20/44	2,527	2,469,011
4.50%, 04/20/44	2	2,406
4.50%, 05/20/44	239	233,569
4.50%, 06/20/44	11	10,955
4.50%, 08/20/44	17	16,527
4.50%, 09/20/44	3,574	3,487,189
4.50%, 10/20/44	202	197,510
4.50%, 11/20/44	168	164,050
4.50%, 02/20/45	39	37,590
4.50%, 03/20/45	3	2,446
4.50%, 06/20/45	125	121,735
4.50%, 09/15/45	16	15,111
4.50%, 09/20/45	7	6,803
4.50%, 10/15/45	44	42,336
4.50%, 10/20/45	58	56,885
4.50%, 11/20/45	5,556	5,421,873
4.50%, 12/20/45	138	135,000
4.50%, 01/20/46	46	44,796
4.50%, 02/15/46	146	141,869
4.50%, 02/20/46	610	595,162
4.50%, 03/20/46	9,193	8,982,056
4.50%, 05/20/46	111	108,336
4.50%, 07/20/46	210	204,863
4.50%, 08/15/46	16	15,297
4.50%, 08/20/46	321	313,778
4.50%, 09/15/46	60	58,496
4.50%, 09/20/46	1,598	1,564,120
4.50%, 10/15/46	20	19,486
4.50%, 10/20/46	1,628	1,590,398
4.50%, 11/20/46	731	714,079
4.50%, 12/20/46	136	132,490
4.50%, 01/20/47	507	493,344
4.50%, 02/20/47	257	250,664

138	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 04/20/47	$372	$360,851
4.50%, 05/20/47	791	767,393
4.50%, 06/15/47	60	57,748
4.50%, 06/20/47	861	836,526
4.50%, 07/20/47	3,088	2,997,294
4.50%, 08/15/47	21	20,386
4.50%, 08/20/47	370	359,498
4.50%, 09/20/47	138	133,664
4.50%, 10/20/47	1,605	1,556,687
4.50%, 11/20/47	154	148,662
4.50%, 12/20/47	253	245,074
4.50%, 01/20/48	1,747	1,690,989
4.50%, 02/20/48	1,968	1,905,353
4.50%, 03/20/48	3,705	3,586,953
4.50%, 04/20/48	13,429	13,001,316
4.50%, 05/20/48	496	479,800
4.50%, 06/20/48	10,066	9,743,933
4.50%, 07/20/48	18,035	17,458,351
4.50%, 08/20/48	13,843	13,400,841
4.50%, 09/20/48	6,015	5,822,777
4.50%, 10/20/48	1,641	1,589,008
4.50%, 11/20/48	4,102	3,970,200
4.50%, 12/20/48	6,492	6,284,047
4.50%, 01/20/49	17,946	17,372,295
4.50%, 02/20/49	1,436	1,389,726
4.50%, 03/20/49	6,152	5,955,449
4.50%, 04/20/49	3,010	2,913,171
4.50%, 05/20/49	11,236	10,872,947
4.50%, 08/20/49	3,586	3,471,217
4.50%, 09/20/49	265	256,798
4.50%, 10/20/49	519	502,541
4.50%, 11/20/49	836	809,641
4.50%, 12/20/49	165	160,050
4.50%, 02/20/50	8,457	8,186,821
4.50%, 03/20/50	3,467	3,355,829
4.50%, 04/20/50	2,942	2,847,432
4.50%, 05/20/50	2,394	2,317,732
4.50%, 07/20/50	373	360,715
4.50%, 12/20/50	152	147,099
4.50%, 03/20/51	1,926	1,864,270
4.50%, 05/20/51	51	48,913
4.50%, 06/20/51	2,573	2,490,570
4.50%, 12/20/51	3,649	3,531,943
4.50%, 02/20/52	20	18,915
4.50%, 05/20/52	2,685	2,566,820
4.50%, 07/20/52	18,933	18,119,960
4.50%, 08/20/52	43,454	41,543,895
4.50%, 09/20/52	2,504	2,393,757
4.50%, 10/20/52	4,681	4,475,218
4.50%, 11/20/52	5,161	4,933,740
4.50%, 03/20/53	48,192	46,074,347
4.50%, 04/20/53	44,806	42,777,470
4.50%, 05/20/53	24,777	23,654,921
4.50%, 06/20/53	6,274	5,989,649
4.50%, 03/20/54(c)	8,032	7,669,654
5.00%, 11/15/24	35	34,503
5.00%, 03/15/33	3	2,794
5.00%, 05/20/33	128	129,123
5.00%, 06/15/33	4	4,109
5.00%, 07/15/33	13	12,520
5.00%, 07/20/33	1	882

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 08/15/33	$52		$52,833
5.00%, 09/15/33	30		30,047
5.00%, 10/15/33	21		20,905
5.00%, 01/15/34	1		619
5.00%, 01/20/34	1		1,061
5.00%, 02/15/34	22		21,980
5.00%, 04/15/34	2		1,887
5.00%, 05/15/34	2		1,961
5.00%, 05/20/34	1		622
5.00%, 06/15/34	19		18,783
5.00%, 07/15/34	13		13,113
5.00%, 12/15/34	2		1,601
5.00%, 01/15/35	5		5,375
5.00%, 03/15/35	0	(a)	448
5.00%, 05/15/35	1		1,143
5.00%, 07/20/35	557		557,842
5.00%, 08/15/35	16		16,699
5.00%, 09/15/35	6		6,146
5.00%, 10/15/35	42		41,462
5.00%, 11/15/35	9		8,502
5.00%, 12/15/35	8		8,329
5.00%, 04/20/36	19		18,738
5.00%, 09/15/36	14		14,286
5.00%, 12/15/36	2,153		2,160,104
5.00%, 04/20/37	1		743
5.00%, 12/15/37	2		1,990
5.00%, 01/15/38	0	(a)	136
5.00%, 02/15/38	0	(a)	246
5.00%, 03/15/38	1		515
5.00%, 03/20/38	4		3,944
5.00%, 04/15/38	12		11,639
5.00%, 04/20/38	104		104,048
5.00%, 05/15/38	59		59,272
5.00%, 05/20/38	1		1,250
5.00%, 06/15/38	27		27,354
5.00%, 06/20/38	10		10,373
5.00%, 07/15/38	2		1,811
5.00%, 07/15/38	0	(a)	275
5.00%, 08/15/38	24		24,893
5.00%, 08/20/38	8		8,265
5.00%, 10/15/38	12		12,009
5.00%, 10/20/38	11		11,215
5.00%, 12/15/38	6		5,643
5.00%, 01/15/39	899		903,472
5.00%, 02/15/39	245		246,333
5.00%, 03/15/39	57		56,415
5.00%, 03/15/39	0	(a)	401
5.00%, 04/15/39	37		37,131
5.00%, 05/15/39	11		11,722
5.00%, 05/20/39	5		4,808
5.00%, 06/15/39	69		68,681
5.00%, 06/20/39	21		21,165
5.00%, 07/15/39	2,139		2,152,115
5.00%, 08/15/39	76		74,489
5.00%, 09/15/39	241		242,877
5.00%, 10/15/39	31		29,705
5.00%, 10/20/39	747		748,116
5.00%, 11/15/39	38		38,574
5.00%, 11/20/39	117		116,950
5.00%, 12/15/39	13		12,555
5.00%, 02/15/40	248		247,787

S C H E D U L E O F I N V E S T M E N T S	139

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 03/15/40	$25	$25,444
5.00%, 03/20/40	3	2,791
5.00%, 04/15/40	10	9,641
5.00%, 05/15/40	477	477,471
5.00%, 05/20/40	9	8,808
5.00%, 06/15/40	89	89,640
5.00%, 06/20/40	24	23,915
5.00%, 07/15/40	29	28,822
5.00%, 07/20/40	2,354	2,360,626
5.00%, 08/15/40	9	8,883
5.00%, 08/20/40	734	735,667
5.00%, 12/15/40	57	57,533
5.00%, 01/20/41	48	48,031
5.00%, 02/20/41	20	20,456
5.00%, 04/15/41	9	9,208
5.00%, 04/20/41	1	969
5.00%, 05/20/41	30	29,910
5.00%, 06/20/41	6	5,947
5.00%, 07/20/41	7	7,477
5.00%, 09/20/41	10	10,445
5.00%, 10/20/41	6	6,180
5.00%, 11/20/41	2,197	2,203,266
5.00%, 12/20/41	14	14,488
5.00%, 02/20/42	64	64,030
5.00%, 03/20/42	12	11,914
5.00%, 07/20/42	409	409,335
5.00%, 08/20/42	19	19,164
5.00%, 10/20/42	1	1,271
5.00%, 01/20/43	109	108,826
5.00%, 04/20/43	27	27,370
5.00%, 05/20/43	18	18,120
5.00%, 11/20/43	62	62,563
5.00%, 01/20/44	84	84,258
5.00%, 03/15/44	1,648	1,652,172
5.00%, 05/20/44	193	193,201
5.00%, 06/20/44	26	26,474
5.00%, 07/20/44	144	144,563
5.00%, 08/20/44	69	69,358
5.00%, 12/20/44	425	426,751
5.00%, 04/20/45	101	101,122
5.00%, 06/20/45	452	453,566
5.00%, 07/20/45	2	2,396
5.00%, 08/20/45	12	11,919
5.00%, 09/20/45	9	9,135
5.00%, 10/20/45	204	204,862
5.00%, 11/20/45	4	4,246
5.00%, 02/20/46	514	515,025
5.00%, 03/20/46	7	6,913
5.00%, 04/20/46	87	86,895
5.00%, 05/20/46	61	61,406
5.00%, 07/20/46	166	166,435
5.00%, 08/20/46	1,113	1,116,030
5.00%, 11/20/46	919	920,419
5.00%, 01/20/47	358	358,846
5.00%, 03/20/47	60	60,181
5.00%, 04/20/47	87	87,364
5.00%, 05/20/47	418	417,419
5.00%, 06/20/47	144	144,174
5.00%, 07/15/47	289	286,063
5.00%, 07/20/47	31	31,217
5.00%, 08/15/47	145	143,338

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 08/20/47	$76		$75,983
5.00%, 09/20/47	286		284,611
5.00%, 10/20/47	384		382,662
5.00%, 11/20/47	357		356,533
5.00%, 12/20/47	422		420,055
5.00%, 01/20/48	319		317,920
5.00%, 02/20/48	2,496		2,484,265
5.00%, 03/20/48	5,041		5,017,724
5.00%, 04/20/48	2,440		2,428,619
5.00%, 05/20/48	1,710		1,696,279
5.00%, 06/20/48	363		360,522
5.00%, 08/20/48	3,579		3,547,507
5.00%, 09/20/48	1,063		1,053,404
5.00%, 10/20/48	4,385		4,346,085
5.00%, 11/20/48	5,377		5,328,941
5.00%, 12/20/48	1,640		1,624,842
5.00%, 01/20/49	11,995		11,889,605
5.00%, 02/20/49	781		774,536
5.00%, 03/20/49	8,644		8,568,088
5.00%, 04/20/49	4,839		4,796,132
5.00%, 05/20/49	4		4,138
5.00%, 06/20/49	1,495		1,482,095
5.00%, 07/20/49	1,094		1,085,638
5.00%, 08/20/49	617		611,099
5.00%, 09/20/49	4,236		4,202,148
5.00%, 10/20/49	2,270		2,258,938
5.00%, 11/20/49	4,906		4,864,794
5.00%, 12/20/49	639		633,827
5.00%, 02/20/50	525		522,207
5.00%, 04/20/50	985		980,545
5.00%, 05/20/50	1,782		1,773,401
5.00%, 06/20/50	208		206,426
5.00%, 07/20/51	52		51,611
5.00%, 08/20/51	1,021		1,012,022
5.00%, 09/20/51	40		39,980
5.00%, 10/20/51	8,024		7,923,558
5.00%, 11/20/51	5,009		4,946,827
5.00%, 01/20/52	186		183,747
5.00%, 07/20/52	3,937		3,847,146
5.00%, 09/20/52	22,322		21,810,795
5.00%, 12/20/52	15,946		15,580,546
5.00%, 01/20/53	3,402		3,324,263
5.00%, 02/20/53	6,879		6,721,719
5.00%, 04/20/53	27,825		27,168,565
5.00%, 05/20/53	33,120		32,337,980
5.00%, 07/20/53	76,618		74,810,490
5.00%, 08/20/53	4,938		4,821,787
5.00%, 09/20/53	43,210		42,190,471
5.00%, 03/20/54(c)	76,287		74,509,799
5.50%, 12/15/31	11		11,211
5.50%, 12/15/31	0	(a)	469
5.50%, 05/20/32	0	(a)	222
5.50%, 10/15/32	1		1,239
5.50%, 11/15/32	2		1,709
5.50%, 01/15/33	5		5,471
5.50%, 02/15/33	7		6,381
5.50%, 02/15/33	0	(a)	470
5.50%, 03/15/33	9		9,573
5.50%, 03/15/33	0	(a)	306
5.50%, 04/15/33	22		22,813
5.50%, 05/15/33	16		16,038

140	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 06/15/33	$1		$1,447
5.50%, 07/15/33	4		4,452
5.50%, 08/15/33	24		23,894
5.50%, 09/15/33	8		7,971
5.50%, 10/15/33	5		4,654
5.50%, 11/15/33	35		35,563
5.50%, 12/15/33	6		6,235
5.50%, 12/15/33	0	(a)	59
5.50%, 01/15/34	22		22,530
5.50%, 02/15/34	0	(a)	224
5.50%, 03/15/34	12		12,294
5.50%, 04/15/34	14		13,494
5.50%, 05/15/34	25		25,425
5.50%, 05/15/34	0	(a)	436
5.50%, 06/15/34	14		14,771
5.50%, 07/15/34	7		7,225
5.50%, 10/15/34	4		3,752
5.50%, 11/15/34	7		7,158
5.50%, 11/20/34	685		699,459
5.50%, 12/15/34	4		4,165
5.50%, 02/15/35	14		14,554
5.50%, 03/15/35	11		11,281
5.50%, 04/15/35	11		11,088
5.50%, 05/15/35	7		7,318
5.50%, 06/15/35	17		17,188
5.50%, 07/15/35	14		13,541
5.50%, 08/15/35	4		4,024
5.50%, 09/15/35	13		13,433
5.50%, 10/15/35	7		7,267
5.50%, 11/15/35	3		2,833
5.50%, 12/15/35	10		10,240
5.50%, 01/15/36	4		3,832
5.50%, 02/15/36	1		1,342
5.50%, 03/15/36	533		543,739
5.50%, 03/20/36	149		151,936
5.50%, 04/15/36	3		2,790
5.50%, 06/20/36	280		286,108
5.50%, 07/15/36	1		860
5.50%, 07/20/36	201		205,732
5.50%, 11/20/36	0	(a)	391
5.50%, 12/15/36	4		4,463
5.50%, 01/15/37	0	(a)	202
5.50%, 03/15/37	35		35,280
5.50%, 04/15/37	11		11,683
5.50%, 05/15/37	1		1,327
5.50%, 07/15/37	2		1,956
5.50%, 01/15/38	1		939
5.50%, 01/20/38	1		667
5.50%, 02/15/38	9		9,148
5.50%, 03/15/38	2		2,471
5.50%, 05/15/38	9		9,613
5.50%, 05/15/38	0	(a)	598
5.50%, 06/15/38	65		66,204
5.50%, 06/15/38	0	(a)	287
5.50%, 06/20/38	760		778,559
5.50%, 07/15/38	19		20,517
5.50%, 07/15/38	0	(a)	486
5.50%, 07/20/38	9		8,889
5.50%, 08/15/38	34		34,915
5.50%, 09/15/38	9		9,800
5.50%, 09/20/38	6		5,952

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 10/15/38	$499		$514,053
5.50%, 10/20/38	25		25,843
5.50%, 11/15/38	14		14,868
5.50%, 11/20/38	0	(a)	489
5.50%, 12/15/38	9		8,931
5.50%, 12/20/38	21		21,186
5.50%, 01/15/39	23		24,090
5.50%, 01/15/39	0	(a)	340
5.50%, 01/20/39	9		9,421
5.50%, 02/15/39	3		3,511
5.50%, 02/20/39	37		38,200
5.50%, 03/20/39	580		593,267
5.50%, 04/15/39	7		7,043
5.50%, 05/15/39	1		1,361
5.50%, 11/15/39	3		3,125
5.50%, 12/15/39	135		138,505
5.50%, 01/15/40	1,238		1,266,967
5.50%, 01/20/40	263		269,140
5.50%, 03/15/40	17		17,004
5.50%, 04/15/40	29		29,880
5.50%, 07/20/40	1,246		1,276,230
5.50%, 11/15/40	13		12,811
5.50%, 12/20/40	6		6,271
5.50%, 04/20/41	22		22,150
5.50%, 10/20/41	17		17,408
5.50%, 11/20/41	15		15,816
5.50%, 01/20/42	5		4,658
5.50%, 07/20/42	5		4,866
5.50%, 11/20/42	34		34,408
5.50%, 06/20/43	80		81,685
5.50%, 07/20/43	16		16,556
5.50%, 04/20/44	28		28,545
5.50%, 08/20/44	31		31,364
5.50%, 01/20/47	17		17,723
5.50%, 02/20/47	21		21,959
5.50%, 10/20/47	249		254,675
5.50%, 03/20/48	130		132,289
5.50%, 04/20/48	63		63,991
5.50%, 05/20/48	236		239,226
5.50%, 06/20/48	179		181,411
5.50%, 11/20/48	539		544,831
5.50%, 12/20/48	86		87,105
5.50%, 01/20/49	2,228		2,250,289
5.50%, 02/20/49	96		97,008
5.50%, 03/20/49	26		26,686
5.50%, 05/20/49	3,212		3,248,147
5.50%, 03/20/52	1,953		1,946,924
5.50%, 11/20/52	3,008		2,990,057
5.50%, 12/20/52	53,742		53,424,148
5.50%, 01/20/53	34,381		34,149,909
5.50%, 04/20/53	410		407,679
5.50%, 07/20/53	21,634		21,653,504
5.50%, 09/20/53	36,049		35,802,911
5.50%, 10/20/53	49,582		49,243,322
5.50%, 11/20/53	4,974		4,939,936
5.50%, 03/20/54(c)	30,233		30,031,053
6.00%, 04/15/26	0	(a)	87
6.00%, 04/15/26	1		639
6.00%, 05/15/26	1		947
6.00%, 04/15/28	0	(a)	204
6.00%, 05/15/28	1		673

S C H E D U L E O F I N V E S T M E N T S	141

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 07/20/28	$0	(a)	$87
6.00%, 09/15/28	0	(a)	123
6.00%, 09/20/28	0	(a)	161
6.00%, 12/15/28	0	(a)	213
6.00%, 01/15/29	5		5,279
6.00%, 01/15/29	0	(a)	104
6.00%, 02/15/29	0	(a)	155
6.00%, 02/15/29	19		19,625
6.00%, 03/15/29	0	(a)	412
6.00%, 04/15/29	1		1,246
6.00%, 04/15/29	0	(a)	200
6.00%, 05/15/29	2		2,032
6.00%, 05/20/29	0	(a)	432
6.00%, 06/15/29	1		943
6.00%, 07/15/29	0	(a)	101
6.00%, 08/20/29	0	(a)	103
6.00%, 06/15/31	0	(a)	246
6.00%, 10/15/31	2		1,578
6.00%, 11/15/31	0	(a)	337
6.00%, 12/15/31	3		2,477
6.00%, 01/15/32	0	(a)	275
6.00%, 02/15/32	0	(a)	177
6.00%, 02/15/32	3		2,525
6.00%, 03/15/32	1		1,325
6.00%, 03/15/32	0	(a)	320
6.00%, 04/15/32	3		3,573
6.00%, 05/15/32	0	(a)	789
6.00%, 05/15/32	1		608
6.00%, 06/15/32	1		1,026
6.00%, 07/15/32	1		1,066
6.00%, 08/15/32	2		2,361
6.00%, 08/15/32	0	(a)	269
6.00%, 09/15/32	1		1,334
6.00%, 10/15/32	0	(a)	76
6.00%, 10/15/32	9		9,206
6.00%, 12/15/32	0	(a)	322
6.00%, 12/15/32	23		23,600
6.00%, 01/15/33	0	(a)	776
6.00%, 02/15/33	9		8,696
6.00%, 06/15/33	13		13,464
6.00%, 08/15/33	1		1,404
6.00%, 09/15/33	30		31,088
6.00%, 11/15/33	4		3,828
6.00%, 12/15/33	40		41,698
6.00%, 07/15/34	6		5,868
6.00%, 08/15/34	3		2,815
6.00%, 09/15/34	2		2,144
6.00%, 10/15/34	9		9,119
6.00%, 11/15/34	1		500
6.00%, 09/15/35	1		1,467
6.00%, 11/15/35	1		1,411
6.00%, 12/15/35	7		7,325
6.00%, 01/15/36	1		654
6.00%, 01/20/36	2		2,375
6.00%, 04/15/36	4		3,773
6.00%, 06/15/36	7		7,557
6.00%, 07/15/36	3		2,922
6.00%, 08/15/36	10		11,323
6.00%, 10/15/36	2		2,162
6.00%, 11/15/36	12		11,991
6.00%, 01/15/37	16		15,738

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 01/20/37	$1		$1,005
6.00%, 02/15/37	1		1,457
6.00%, 03/15/37	1,117		1,165,450
6.00%, 04/15/37	23		24,036
6.00%, 05/15/37	0	(a)	324
6.00%, 05/15/37	17		17,509
6.00%, 06/15/37	3		2,574
6.00%, 08/15/37	1		1,203
6.00%, 10/20/37	18		18,245
6.00%, 11/15/37	0	(a)	214
6.00%, 11/20/37	17		17,328
6.00%, 12/15/37	4		4,631
6.00%, 01/15/38	14		14,899
6.00%, 02/15/38	0	(a)	431
6.00%, 02/15/38	9		9,141
6.00%, 03/15/38	1		1,024
6.00%, 05/15/38	17		17,298
6.00%, 06/15/38	2		2,238
6.00%, 06/20/38	11		11,657
6.00%, 08/15/38	6		6,375
6.00%, 08/15/38	0	(a)	435
6.00%, 09/20/38	1,186		1,236,631
6.00%, 10/15/38	0	(a)	402
6.00%, 10/15/38	1		651
6.00%, 11/15/38	3		3,329
6.00%, 11/15/38	0	(a)	102
6.00%, 12/15/38	418		440,480
6.00%, 01/15/39	60		62,316
6.00%, 06/15/39	4		3,944
6.00%, 09/15/39	23		23,446
6.00%, 09/20/39	83		86,200
6.00%, 11/15/39	196		206,230
6.00%, 12/15/39	3		3,372
6.00%, 04/20/40	141		146,903
6.00%, 12/15/40	6		6,028
6.00%, 12/20/40	4		3,667
6.00%, 11/20/41	2		1,719
6.00%, 01/20/42	12		12,565
6.00%, 04/20/42	3		2,645
6.00%, 07/20/45	117		121,417
6.00%, 01/20/46	303		315,187
6.00%, 05/20/47	2,103		2,192,160
6.00%, 02/20/53	10,204		10,251,277
6.00%, 06/20/53	—		—
6.00%, 07/20/53	—		—
6.00%, 09/20/53	19,419		19,513,973
6.00%, 10/20/53	28,196		28,333,374
6.00%, 11/20/53	65,143		65,459,678
6.00%, 01/20/54	12,683		12,744,752
6.00%, 03/20/54(c)	102,675		103,184,397
6.50%, 05/15/24	0	(a)	2
6.50%, 07/15/24	0	(a)	5
6.50%, 03/15/26	0	(a)	123
6.50%, 04/15/26	0	(a)	6
6.50%, 03/15/28	1		510
6.50%, 03/15/28	0	(a)	57
6.50%, 04/15/28	0	(a)	91
6.50%, 06/15/28	0	(a)	16
6.50%, 08/15/28	0	(a)	24
6.50%, 09/15/28	0	(a)	983
6.50%, 10/15/28	3		3,120

142	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 10/15/28	$0	(a)	$702
6.50%, 10/20/28	0	(a)	247
6.50%, 11/15/28	0	(a)	482
6.50%, 12/15/28	0	(a)	422
6.50%, 12/15/28	3		2,488
6.50%, 01/15/29	4		3,458
6.50%, 01/15/29	0	(a)	105
6.50%, 02/15/29	0	(a)	99
6.50%, 03/15/29	2		1,405
6.50%, 03/15/29	0	(a)	124
6.50%, 04/15/29	0	(a)	524
6.50%, 05/15/29	0	(a)	55
6.50%, 05/20/29	0	(a)	204
6.50%, 06/15/29	0	(a)	125
6.50%, 07/15/29	8		8,389
6.50%, 07/15/29	0	(a)	593
6.50%, 08/15/29	5		5,399
6.50%, 08/15/29	0	(a)	54
6.50%, 09/15/29	0	(a)	484
6.50%, 12/15/29	0	(a)	67
6.50%, 05/15/31	2		1,571
6.50%, 06/15/31	0	(a)	162
6.50%, 07/15/31	0	(a)	145
6.50%, 09/15/31	0	(a)	611
6.50%, 09/15/31	3		3,705
6.50%, 11/15/31	0	(a)	15
6.50%, 11/15/31	11		11,204
6.50%, 12/15/31	5		4,266
6.50%, 01/15/32	0	(a)	780
6.50%, 01/15/32	1		837
6.50%, 02/20/32	0	(a)	133
6.50%, 03/15/32	4		4,531
6.50%, 04/15/32	5		4,406
6.50%, 05/20/32	6		6,270
6.50%, 06/15/32	0	(a)	192
6.50%, 06/15/32	1		1,021
6.50%, 07/15/32	2		2,011
6.50%, 08/15/32	4		4,125
6.50%, 10/15/32	0	(a)	305
6.50%, 10/15/32	1		1,170
6.50%, 12/15/32	1		800
6.50%, 01/15/33	4		3,594
6.50%, 03/15/33	2		2,258
6.50%, 04/15/33	1		1,076
6.50%, 05/15/33	2		2,173
6.50%, 07/15/34	1		683
6.50%, 08/15/34	1		1,149
6.50%, 08/20/34	1		622
6.50%, 11/15/34	2		1,699
6.50%, 12/15/35	2		1,914
6.50%, 04/15/36	13		13,564
6.50%, 10/15/36	14		15,349
6.50%, 05/15/37	7		7,090
6.50%, 07/15/37	2		1,699
6.50%, 08/15/37	0	(a)	284
6.50%, 11/15/37	4		4,100
6.50%, 12/15/37	1		1,306
6.50%, 01/15/38	1		1,347
6.50%, 08/20/38	6		6,559
6.50%, 09/15/38	3		3,297
6.50%, 10/20/38	540		573,247

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 11/15/38	$7		$7,466
6.50%, 12/15/38	8		7,272
6.50%, 01/15/39	0	(a)	150
6.50%, 12/20/52	743		752,888
6.50%, 02/20/53	943		955,055
6.50%, 04/20/53	528		535,239
6.50%, 06/20/53	1,337		1,355,727
6.50%, 07/20/53	931		944,643
6.50%, 10/20/53	3,866		3,921,825
6.50%, 11/20/53	23,237		23,571,854
6.50%, 12/20/53	4,268		4,329,175
6.50%, 01/20/54	48,853		49,556,972
6.50%, 03/20/54(c)	204,819		207,596,291
7.00%, 05/15/24	0	(a)	9
7.00%, 09/15/24	0	(a)	6
7.00%, 10/15/24	0	(a)	9
7.00%, 11/15/24	0	(a)	1
7.00%, 01/15/25	0	(a)	2
7.00%, 07/15/25	0	(a)	3
7.00%, 10/15/25	0	(a)	48
7.00%, 12/15/25	0	(a)	254
7.00%, 01/15/26	0	(a)	49
7.00%, 02/15/26	0	(a)	50
7.00%, 04/15/26	0	(a)	237
7.00%, 06/15/26	1		508
7.00%, 11/15/26	0	(a)	124
7.00%, 05/15/27	0	(a)	139
7.00%, 06/15/27	0	(a)	204
7.00%, 10/15/27	0	(a)	251
7.00%, 11/15/27	1		795
7.00%, 11/15/27	0	(a)	33
7.00%, 12/15/27	1		505
7.00%, 12/15/27	0	(a)	100
7.00%, 01/15/28	1		546
7.00%, 02/15/28	0	(a)	21
7.00%, 03/15/28	0	(a)	447
7.00%, 04/15/28	0	(a)	342
7.00%, 06/15/28	0	(a)	1,064
7.00%, 06/15/28	1		675
7.00%, 07/15/28	0	(a)	303
7.00%, 08/15/28	0	(a)	573
7.00%, 09/15/28	0	(a)	581
7.00%, 09/15/28	2		1,751
7.00%, 10/15/28	0	(a)	184
7.00%, 11/15/28	2		2,148
7.00%, 11/15/28	0	(a)	455
7.00%, 12/15/28	0	(a)	77
7.00%, 12/15/28	1		514
7.00%, 03/15/29	2		1,940
7.00%, 04/15/29	0	(a)	69
7.00%, 05/15/29	0	(a)	102
7.00%, 06/15/29	0	(a)	318
7.00%, 07/15/29	0	(a)	276
7.00%, 08/15/29	0	(a)	170
7.00%, 08/15/29	1		609
7.00%, 11/15/29	0	(a)	51
7.00%, 12/15/29	0	(a)	399
7.00%, 12/15/30	1		705
7.00%, 02/15/31	0	(a)	495
7.00%, 07/15/31	3		2,924
7.00%, 07/15/31	0	(a)	181

S C H E D U L E O F I N V E S T M E N T S	143

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 08/15/31	$0	(a)	$462
7.00%, 08/15/31	1		598
7.00%, 09/15/31	0	(a)	178
7.00%, 09/15/31	1		1,077
7.00%, 10/15/31	0	(a)	111
7.00%, 02/15/32	0	(a)	511
7.00%, 04/15/32	2		2,249
7.00%, 05/15/32	1		1,017
7.50%, 06/15/24	0	(a)	13
7.50%, 08/15/25	0	(a)	5
7.50%, 09/15/25	0	(a)	394
7.50%, 11/15/25	0	(a)	9
7.50%, 12/15/25	0	(a)	60
7.50%, 03/15/26	0	(a)	438
7.50%, 06/15/26	0	(a)	91
7.50%, 08/15/26	0	(a)	35
7.50%, 01/15/27	0	(a)	19
7.50%, 06/15/27	0	(a)	159
7.50%, 10/15/27	0	(a)	360
7.50%, 12/15/27	0	(a)	191
7.50%, 01/15/28	0	(a)	78
7.50%, 06/15/28	1		1,176
7.50%, 07/15/28	1		1,374
7.50%, 08/15/28	0	(a)	182
7.50%, 09/15/28	0	(a)	62
7.50%, 12/15/28	0	(a)	40
7.50%, 01/15/29	0	(a)	32
7.50%, 03/15/29	1		575
7.50%, 08/15/29	0	(a)	381
7.50%, 09/15/29	0	(a)	77
7.50%, 10/15/29	0	(a)	57
7.50%, 11/15/29	0	(a)	79
7.50%, 12/15/29	1		742
7.50%, 08/15/30	2		2,529
7.50%, 11/15/30	0	(a)	14
7.50%, 12/15/30	0	(a)	252
7.50%, 03/15/32	1		640
8.00%, 06/15/25	0	(a)	16
8.00%, 07/15/25	0	(a)	23
8.00%, 08/15/25	0	(a)	97
8.00%, 09/15/25	0	(a)	26
8.00%, 10/15/25	0	(a)	280
8.00%, 11/15/25	0	(a)	80
8.00%, 05/15/26	0	(a)	175
8.00%, 06/15/26	0	(a)	141
8.00%, 07/15/26	0	(a)	146
8.00%, 08/15/26	0	(a)	39
8.00%, 09/15/26	0	(a)	23
8.00%, 02/15/27	0	(a)	360
8.00%, 08/15/27	1		909
8.00%, 12/15/27	0	(a)	81
8.00%, 04/15/28	0	(a)	28
8.00%, 08/20/29	0	(a)	83
8.00%, 09/15/29	0	(a)	457
8.00%, 10/15/29	0	(a)	188
8.00%, 01/15/30	0	(a)	41
8.00%, 02/15/30	0	(a)	192
8.00%, 06/20/30	0	(a)	35
8.00%, 12/15/30	2		1,913
8.00%, 07/15/31	0	(a)	111
8.00%, 03/15/32	1		688

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
8.50%, 08/15/24	$0	(a)	$34
8.50%, 03/15/25	0	(a)	229
8.50%, 04/15/25	0	(a)	7
8.50%, 09/15/26	0	(a)	79
8.50%, 01/15/27	0	(a)	32
8.50%, 08/15/27	0	(a)	457
8.50%, 02/15/30	1		833
8.50%, 07/15/30	0	(a)	207
8.50%, 04/15/31	0	(a)	43
9.00%, 03/15/25	0	(a)	160
9.50%, 01/15/25	0	(a)	25
9.50%, 06/15/25	0	(a)	20
Uniform Mortgage-Backed Securities
1.50%, 09/01/35	795		687,476
1.50%, 11/01/35	1,932		1,684,674
1.50%, 12/01/35	5,937		5,160,739
1.50%, 01/01/36	4,383		3,808,234
1.50%, 02/01/36	132		114,158
1.50%, 03/01/36	13,646		11,804,118
1.50%, 06/01/36	1,344		1,162,231
1.50%, 07/01/36	971		845,940
1.50%, 08/01/36	2,135		1,863,353
1.50%, 09/01/36	8,253		7,139,075
1.50%, 10/01/36	20,249		17,542,260
1.50%, 11/01/36	14,666		12,757,110
1.50%, 12/01/36	2,654		2,315,403
1.50%, 01/01/37	5,712		4,932,378
1.50%, 02/01/37	108,079		93,309,731
1.50%, 03/01/37	116,468		100,649,786
1.50%, 04/01/37	20,048		17,325,103
1.50%, 07/01/37	22,022		19,031,108
1.50%, 08/01/37	5,814		5,019,500
1.50%, 03/18/39(c)	38,267		32,994,092
1.50%, 11/01/50	53,962		40,411,363
1.50%, 12/01/50	1,594		1,209,519
1.50%, 01/01/51	24,723		18,505,121
1.50%, 02/01/51	1,257		941,034
1.50%, 05/01/51	80,789		60,378,300
1.50%, 07/01/51	67,730		50,616,097
1.50%, 10/01/51	4,569		3,409,963
1.50%, 11/01/51	96,276		71,890,192
1.50%, 03/13/54(c)	20,775		15,497,656
2.00%, 05/01/26	153		147,417
2.00%, 01/01/28	8,580		8,228,974
2.00%, 08/01/28	125		118,347
2.00%, 11/01/28	27		25,493
2.00%, 01/01/29	5		4,503
2.00%, 05/01/29	187		175,871
2.00%, 01/01/30	28		25,737
2.00%, 04/01/30	48		44,301
2.00%, 07/01/30	1,355		1,261,957
2.00%, 08/01/30	35		33,097
2.00%, 02/01/31	6,802		6,422,283
2.00%, 11/01/31	268		246,412
2.00%, 01/01/32	118		108,330
2.00%, 02/01/32	28		25,744
2.00%, 03/01/32	210		193,369
2.00%, 04/01/32	86		78,779
2.00%, 07/01/32	17		15,272
2.00%, 11/01/32	7		6,579
2.00%, 06/01/35	2,536		2,255,056

144	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 08/01/35	$19,693	$17,515,999
2.00%, 09/01/35	10,272	9,128,755
2.00%, 10/01/35	36,174	32,211,362
2.00%, 11/01/35	50,454	44,931,085
2.00%, 12/01/35	102,661	91,088,544
2.00%, 01/01/36	37,619	33,400,826
2.00%, 02/01/36	202,450	180,034,041
2.00%, 03/01/36	85,997	76,325,804
2.00%, 04/01/36	13,086	11,592,417
2.00%, 05/01/36	109,137	96,797,854
2.00%, 06/01/36	63,850	56,501,434
2.00%, 07/01/36	13,453	11,927,055
2.00%, 08/01/36	17,026	15,080,818
2.00%, 10/01/36	7,638	6,751,876
2.00%, 11/01/36	49,261	43,553,207
2.00%, 12/01/36	76,192	67,352,913
2.00%, 01/01/37	115,004	101,738,298
2.00%, 02/01/37	63,258	55,878,778
2.00%, 03/01/37	43,080	37,989,383
2.00%, 04/01/37	90,751	79,988,656
2.00%, 05/01/37	37,258	32,843,243
2.00%, 06/01/37	69,522	61,293,413
2.00%, 08/01/37	3,323	2,928,436
2.00%, 10/01/37	6,252	5,510,789
2.00%, 03/18/39(c)	141,021	124,386,476
2.00%, 06/01/50	8,292	6,572,757
2.00%, 07/01/50	72,601	57,568,861
2.00%, 08/01/50	44,124	34,963,337
2.00%, 09/01/50	53,468	42,516,166
2.00%, 10/01/50	178,592	142,160,589
2.00%, 11/01/50	69,958	55,681,812
2.00%, 12/01/50	214,758	170,813,143
2.00%, 01/01/51	50,814	40,516,027
2.00%, 02/01/51	598,370	473,465,060
2.00%, 03/01/51	396,891	314,137,638
2.00%, 04/01/51	460,091	363,800,801
2.00%, 05/01/51(d)	408,078	322,126,326
2.00%, 05/01/51	93,749	74,458,850
2.00%, 06/01/51	212,607	168,655,399
2.00%, 07/01/51	451,279	357,613,436
2.00%, 08/01/51	10,418	8,232,694
2.00%, 09/01/51	138,791	109,561,170
2.00%, 10/01/51	442,924	350,331,416
2.00%, 11/01/51	450,857	356,235,695
2.00%, 12/01/51	539,659	426,038,230
2.00%, 01/01/52	142,448	112,363,534
2.00%, 02/01/52	622,183	489,442,210
2.00%, 03/01/52	256,822	202,057,280
2.00%, 04/01/52	8,778	6,902,430
2.00%, 05/01/52	29,748	23,389,241
2.00%, 06/01/52	9,802	7,706,886
2.00%, 03/13/54(c)	13,795	10,838,080
2.00%, 04/11/54(c)	6,895	5,424,542
2.50%, 03/01/25	35	33,958
2.50%, 11/01/26	5	4,729
2.50%, 03/01/27	236	229,300
2.50%, 05/01/27	1,229	1,191,147
2.50%, 07/01/27	15	15,320
2.50%, 09/01/27	394	377,024
2.50%, 10/01/27	1,304	1,260,170
2.50%, 11/01/27	644	621,449

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 12/01/27	$244	$234,902
2.50%, 01/01/28	2,044	1,971,856
2.50%, 02/01/28	800	767,690
2.50%, 03/01/28	1,947	1,867,950
2.50%, 04/01/28	1,362	1,305,113
2.50%, 05/01/28	486	465,780
2.50%, 06/01/28	1,177	1,126,112
2.50%, 07/01/28	332	318,975
2.50%, 08/01/28	331	316,944
2.50%, 09/01/28	1,906	1,824,827
2.50%, 10/01/28	180	172,523
2.50%, 12/01/28	75	71,984
2.50%, 05/01/29	11	10,737
2.50%, 06/01/29	231	220,679
2.50%, 09/01/29	169	160,313
2.50%, 11/01/29	10	9,905
2.50%, 12/01/29	743	714,127
2.50%, 01/01/30	1,558	1,479,350
2.50%, 02/01/30	2,554	2,403,190
2.50%, 03/01/30	6	5,600
2.50%, 04/01/30	1,078	1,015,434
2.50%, 05/01/30	10,322	9,725,368
2.50%, 06/01/30	22,530	21,206,209
2.50%, 07/01/30	7,816	7,351,368
2.50%, 08/01/30	3,766	3,579,121
2.50%, 09/01/30	862	810,177
2.50%, 10/01/30	1,391	1,306,956
2.50%, 11/01/30	324	304,436
2.50%, 12/01/30	680	638,349
2.50%, 01/01/31	38	34,704
2.50%, 02/01/31	842	795,148
2.50%, 03/01/31	1,966	1,865,564
2.50%, 04/01/31	2,122	1,989,659
2.50%, 05/01/31	2,526	2,363,698
2.50%, 06/01/31	627	588,168
2.50%, 07/01/31	1,910	1,784,711
2.50%, 08/01/31	1,461	1,364,424
2.50%, 09/01/31	1,920	1,791,241
2.50%, 10/01/31	9,058	8,538,915
2.50%, 11/01/31	7,189	6,719,082
2.50%, 12/01/31	3,379	3,153,219
2.50%, 01/01/32	9,771	9,114,429
2.50%, 02/01/32	9,706	9,058,236
2.50%, 03/01/32	4,884	4,543,215
2.50%, 04/01/32	9,737	9,100,329
2.50%, 05/01/32	12,014	11,213,447
2.50%, 06/01/32	1,210	1,129,303
2.50%, 07/01/32	8,158	7,636,622
2.50%, 08/01/32	11	9,874
2.50%, 09/01/32	792	736,981
2.50%, 10/01/32	2,053	1,906,811
2.50%, 11/01/32	1,380	1,279,699
2.50%, 12/01/32	2,378	2,206,750
2.50%, 01/01/33	17,543	16,530,543
2.50%, 02/01/33	1,028	967,294
2.50%, 04/01/33	475	441,243
2.50%, 07/01/33	4,014	3,753,002
2.50%, 06/01/34	353	321,688
2.50%, 07/01/34	91	82,748
2.50%, 08/01/34	177	161,805
2.50%, 09/01/34	5,309	4,858,794

S C H E D U L E O F I N V E S T M E N T S	145

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 10/01/34	$7,170	$6,578,479
2.50%, 11/01/34	13,328	12,207,041
2.50%, 12/01/34	4,291	3,925,071
2.50%, 01/01/35	8,237	7,558,827
2.50%, 02/01/35	11,493	10,680,863
2.50%, 03/01/35	17,570	16,035,748
2.50%, 04/01/35	30,680	28,003,044
2.50%, 05/01/35	16,007	14,605,602
2.50%, 06/01/35	9,524	8,690,167
2.50%, 07/01/35	34,108	31,152,787
2.50%, 08/01/35	24,963	22,808,663
2.50%, 09/01/35	21,468	19,637,308
2.50%, 10/01/35	22,762	20,763,742
2.50%, 11/01/35	6,049	5,520,911
2.50%, 12/01/35	52,443	47,817,095
2.50%, 01/01/36	2,318	2,114,170
2.50%, 02/01/36	8,682	7,918,123
2.50%, 03/01/36	7,141	6,511,383
2.50%, 04/01/36	3,290	2,994,868
2.50%, 05/01/36	74	67,276
2.50%, 06/01/36	3,712	3,371,194
2.50%, 07/01/36	2,030	1,845,886
2.50%, 08/01/36	12,888	11,709,379
2.50%, 09/01/36	1,388	1,260,982
2.50%, 11/01/36	7,258	6,591,024
2.50%, 12/01/36	4,717	4,290,771
2.50%, 02/01/37	12,913	11,759,151
2.50%, 03/01/37	97,486	88,629,796
2.50%, 04/01/37	59,141	53,780,095
2.50%, 05/01/37	56,373	51,179,856
2.50%, 06/01/37	12,401	11,278,932
2.50%, 07/01/37	17,854	16,214,997
2.50%, 08/01/37	10,136	9,202,185
2.50%, 09/01/37	4,296	3,900,177
2.50%, 03/18/39(c)	10,491	9,510,497
2.50%, 10/01/42	351	299,324
2.50%, 11/01/42	205	174,786
2.50%, 12/01/42	30	25,216
2.50%, 01/01/43	793	676,730
2.50%, 02/01/43	1,968	1,679,661
2.50%, 03/01/43	885	754,475
2.50%, 04/01/43	4,248	3,620,943
2.50%, 05/01/43	427	363,718
2.50%, 06/01/43	2,441	2,081,215
2.50%, 07/01/43	307	261,600
2.50%, 08/01/43	321	273,547
2.50%, 04/01/45	215	181,602
2.50%, 05/01/45	250	211,761
2.50%, 07/01/45	41	34,704
2.50%, 03/01/46	1,608	1,359,608
2.50%, 05/01/46	100	83,734
2.50%, 06/01/46	302	255,091
2.50%, 07/01/46	150	126,608
2.50%, 08/01/46	429	361,884
2.50%, 09/01/46	206	173,795
2.50%, 10/01/46	140	118,156
2.50%, 11/01/46	6	4,916
2.50%, 12/01/46	4,241	3,585,646
2.50%, 01/01/47	1,066	878,123
2.50%, 02/01/47	1,808	1,528,388
2.50%, 04/01/47	3,221	2,724,421

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 12/01/47	$13,772	$11,654,707
2.50%, 07/01/49	5,929	5,014,759
2.50%, 09/01/49	127	105,643
2.50%, 10/01/49	30	24,813
2.50%, 03/01/50	31,186	25,959,241
2.50%, 04/01/50	2,477	2,078,149
2.50%, 05/01/50	53,282	44,306,366
2.50%, 06/01/50	45,612	37,841,593
2.50%, 07/01/50	64,934	54,064,664
2.50%, 08/01/50	98,939	82,806,521
2.50%, 09/01/50	234,393	195,473,811
2.50%, 10/01/50	256,159	213,034,889
2.50%, 11/01/50	441,606	366,428,318
2.50%, 12/01/50	111,993	92,731,080
2.50%, 01/01/51	96,424	79,749,739
2.50%, 02/01/51	69,707	57,811,681
2.50%, 03/01/51	60,466	49,732,032
2.50%, 04/01/51	34,002	28,108,951
2.50%, 05/01/51	106,560	88,129,281
2.50%, 06/01/51	54,149	45,006,717
2.50%, 07/01/51	215,015	178,039,608
2.50%, 08/01/51	239,462	198,458,216
2.50%, 09/01/51	221,474	183,138,523
2.50%, 10/01/51	228,101	188,755,712
2.50%, 11/01/51	98,900	81,882,538
2.50%, 12/01/51	296,476	244,503,092
2.50%, 01/01/52	387,187	319,002,150
2.50%, 02/01/52	248,782	204,995,732
2.50%, 03/01/52	137,500	113,301,643
2.50%, 04/01/52	276,352	227,758,012
2.50%, 05/01/52	41,897	34,437,351
2.50%, 07/01/52	104,472	85,885,613
2.50%, 08/01/52	101,023	83,035,137
2.50%, 09/01/52	45,874	37,804,966
2.50%, 04/01/53	17,561	14,434,063
3.00%, 11/01/25	5	5,170
3.00%, 12/01/25	6	6,193
3.00%, 01/01/26	101	98,827
3.00%, 02/01/26	126	122,434
3.00%, 07/01/26	1	1,174
3.00%, 09/01/26	18	17,272
3.00%, 10/01/26	4	4,065
3.00%, 11/01/26	512	496,045
3.00%, 12/01/26	918	888,948
3.00%, 01/01/27	831	803,321
3.00%, 02/01/27	23	22,578
3.00%, 03/01/27	77	75,196
3.00%, 04/01/27	36	34,558
3.00%, 05/01/27	92	89,503
3.00%, 06/01/27	410	398,394
3.00%, 07/01/27	817	794,163
3.00%, 08/01/27	1,426	1,385,379
3.00%, 09/01/27	2	1,501
3.00%, 10/01/27	226	219,050
3.00%, 11/01/27	2,120	2,056,403
3.00%, 01/01/28	635	615,168
3.00%, 03/01/28	127	123,033
3.00%, 04/01/28	329	317,749
3.00%, 05/01/28	268	258,846
3.00%, 08/01/28	1,146	1,106,211
3.00%, 09/01/28	174	168,047

146	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/28	$1,450	$1,389,563
3.00%, 12/01/28	398	384,258
3.00%, 01/01/29	467	441,379
3.00%, 02/01/29	271	261,649
3.00%, 03/01/29	323	310,157
3.00%, 04/01/29	2,700	2,598,217
3.00%, 05/01/29	1,044	1,009,448
3.00%, 06/01/29	458	440,359
3.00%, 07/01/29	489	471,170
3.00%, 08/01/29	812	778,258
3.00%, 09/01/29	259	249,020
3.00%, 10/01/29	2,119	2,032,173
3.00%, 11/01/29	2,912	2,791,741
3.00%, 12/01/29	193	184,728
3.00%, 01/01/30	395	377,100
3.00%, 02/01/30	1,691	1,619,549
3.00%, 03/01/30	17,652	16,969,079
3.00%, 04/01/30	5,221	4,976,570
3.00%, 05/01/30	3,189	3,039,416
3.00%, 06/01/30	1,304	1,246,535
3.00%, 07/01/30	3,510	3,348,289
3.00%, 08/01/30	362	345,001
3.00%, 09/01/30	1,870	1,777,757
3.00%, 10/01/30	1,905	1,818,813
3.00%, 11/01/30	1,140	1,082,747
3.00%, 01/01/31	3,151	3,009,915
3.00%, 02/01/31	3,901	3,718,524
3.00%, 03/01/31	7,217	6,847,472
3.00%, 04/01/31	924	878,074
3.00%, 05/01/31	7,115	6,759,081
3.00%, 06/01/31	4,274	4,062,008
3.00%, 07/01/31	521	492,021
3.00%, 08/01/31	101	95,558
3.00%, 09/01/31	5,292	5,016,019
3.00%, 11/01/31	418	399,168
3.00%, 12/01/31	2,313	2,206,101
3.00%, 01/01/32	5,054	4,776,961
3.00%, 02/01/32	8,159	7,730,430
3.00%, 03/01/32	2,664	2,523,453
3.00%, 04/01/32	2,833	2,681,496
3.00%, 05/01/32	932	884,193
3.00%, 06/01/32	5,092	4,830,105
3.00%, 07/01/32	542	512,937
3.00%, 08/01/32	2,445	2,314,070
3.00%, 09/01/32	6,858	6,534,206
3.00%, 10/01/32	644	607,470
3.00%, 11/01/32	2,909	2,754,715
3.00%, 12/01/32	12,469	11,790,884
3.00%, 01/01/33	1,488	1,404,121
3.00%, 02/01/33	2,518	2,378,409
3.00%, 03/01/33	1,039	981,737
3.00%, 04/01/33	410	388,320
3.00%, 05/01/33	1,919	1,804,118
3.00%, 06/01/33	453	426,969
3.00%, 07/01/33	8,681	8,162,875
3.00%, 09/01/33	1,407	1,339,401
3.00%, 10/01/33	4,939	4,660,482
3.00%, 11/01/33	97	91,723
3.00%, 02/01/34	4,122	3,897,978
3.00%, 05/01/34	664	620,547
3.00%, 06/01/34	2,550	2,383,702

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 07/01/34	$8,692	$8,134,514
3.00%, 08/01/34	2,293	2,143,079
3.00%, 09/01/34	13,573	12,684,597
3.00%, 10/01/34	2,559	2,391,979
3.00%, 11/01/34	5,258	4,915,805
3.00%, 12/01/34	1,351	1,264,971
3.00%, 01/01/35	4,264	3,984,348
3.00%, 02/01/35	9,068	8,471,730
3.00%, 03/01/35	16,932	15,826,632
3.00%, 04/01/35	6,789	6,352,970
3.00%, 05/01/35	24,027	22,448,885
3.00%, 06/01/35	3,226	3,014,720
3.00%, 07/01/35	11,433	10,677,468
3.00%, 08/01/35	614	573,301
3.00%, 09/01/35	503	469,791
3.00%, 10/01/35	5,019	4,687,290
3.00%, 12/01/35	12,031	11,332,684
3.00%, 01/01/36	2,166	2,022,925
3.00%, 04/01/36	779	728,630
3.00%, 05/01/36	1,719	1,600,101
3.00%, 06/01/36	1,602	1,496,228
3.00%, 07/01/36	735	683,101
3.00%, 09/01/36	4,211	3,921,708
3.00%, 12/01/36	2,143	1,984,873
3.00%, 01/01/37	4,962	4,569,621
3.00%, 02/01/37	5,235	4,808,850
3.00%, 04/01/37	14,037	12,996,270
3.00%, 05/01/37	29,212	27,155,709
3.00%, 06/01/37	454	420,583
3.00%, 07/01/37	5,563	5,169,786
3.00%, 09/01/37	4,327	4,006,242
3.00%, 10/01/37	2,161	2,000,482
3.00%, 11/01/37	27,467	25,431,584
3.00%, 12/01/37	990	916,205
3.00%, 07/01/38	983	909,732
3.00%, 03/18/39(c)	32,400	30,017,850
3.00%, 05/01/41	582	510,403
3.00%, 04/01/42	21	18,921
3.00%, 08/01/42	851	757,177
3.00%, 09/01/42	3,032	2,697,467
3.00%, 10/01/42	3,559	3,165,608
3.00%, 11/01/42	16,126	14,345,084
3.00%, 12/01/42	26,470	23,545,772
3.00%, 01/01/43	13,285	11,817,310
3.00%, 02/01/43	6,212	5,527,155
3.00%, 03/01/43	9,937	8,810,542
3.00%, 04/01/43	10,459	9,301,662
3.00%, 05/01/43	10,605	9,428,825
3.00%, 06/01/43	3,966	3,526,186
3.00%, 07/01/43	3,164	2,814,023
3.00%, 08/01/43	10,272	9,133,022
3.00%, 09/01/43	16,308	14,501,169
3.00%, 10/01/43	536	476,395
3.00%, 11/01/43	45	39,597
3.00%, 12/01/43	559	497,207
3.00%, 01/01/44	12,333	10,965,650
3.00%, 02/01/44	11,918	10,598,539
3.00%, 07/01/44	40,997	36,452,989
3.00%, 10/01/44	29,049	25,828,670
3.00%, 11/01/44	3,834	3,408,925
3.00%, 12/01/44	116	102,732

S C H E D U L E O F I N V E S T M E N T S	147

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/01/45	$3,771	$3,352,603
3.00%, 02/01/45	2,810	2,478,876
3.00%, 03/01/45	868	759,954
3.00%, 04/01/45	2,335	2,051,103
3.00%, 05/01/45	14,534	12,824,106
3.00%, 06/01/45	25	21,369
3.00%, 07/01/45	5,190	4,581,798
3.00%, 08/01/45	6,138	5,442,682
3.00%, 09/01/45	748	656,957
3.00%, 10/01/45	400	351,730
3.00%, 12/01/45	671	588,926
3.00%, 01/01/46	3,732	3,278,542
3.00%, 02/01/46	1,378	1,210,871
3.00%, 03/01/46	611	535,848
3.00%, 04/01/46	2,761	2,424,375
3.00%, 05/01/46	2,907	2,541,960
3.00%, 06/01/46	12,970	11,496,372
3.00%, 07/01/46	60,582	53,215,963
3.00%, 08/01/46	22,526	19,845,613
3.00%, 09/01/46	13,497	11,848,082
3.00%, 10/01/46	38,248	33,569,300
3.00%, 11/01/46	53,917	47,303,509
3.00%, 12/01/46	95,534	83,856,310
3.00%, 01/01/47	46,275	40,615,625
3.00%, 02/01/47	61,696	54,174,936
3.00%, 03/01/47	16,868	14,818,900
3.00%, 04/01/47	25,766	22,524,901
3.00%, 05/01/47	818	716,694
3.00%, 07/01/47	14,829	13,014,122
3.00%, 08/01/47	983	862,781
3.00%, 09/01/47	380	332,752
3.00%, 10/01/47	324	284,224
3.00%, 11/01/47	153	133,787
3.00%, 12/01/47	15,701	13,768,256
3.00%, 01/01/48	3,632	3,157,863
3.00%, 03/01/48	8,519	7,467,747
3.00%, 04/01/48	25	21,605
3.00%, 05/01/48	223	194,626
3.00%, 07/01/48	2,453	2,153,117
3.00%, 09/01/48	1,735	1,522,910
3.00%, 11/01/48	15,705	13,765,398
3.00%, 02/01/49	2,130	1,869,289
3.00%, 04/01/49	4,635	4,042,651
3.00%, 05/01/49	10,824	9,444,143
3.00%, 06/01/49	2,297	1,996,601
3.00%, 07/01/49	1,768	1,526,102
3.00%, 08/01/49	16,955	14,749,380
3.00%, 09/01/49	17,481	15,114,753
3.00%, 10/01/49	33,496	28,985,613
3.00%, 11/01/49	17,941	15,575,381
3.00%, 12/01/49	24,452	21,249,874
3.00%, 01/01/50	107,878	93,617,995
3.00%, 02/01/50	52,279	45,370,614
3.00%, 03/01/50	69,880	60,658,023
3.00%, 04/01/50	20,979	18,185,946
3.00%, 05/01/50	30,267	26,165,943
3.00%, 06/01/50	29,997	25,984,279
3.00%, 07/01/50	106,635	92,868,895
3.00%, 08/01/50	129,223	111,595,091
3.00%, 09/01/50	12,236	10,550,502
3.00%, 10/01/50	77,078	66,836,679

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/50	$45,550		$39,577,815
3.00%, 12/01/50	7,722		6,638,642
3.00%, 01/01/51	4,082		3,549,719
3.00%, 02/01/51	686		596,653
3.00%, 03/01/51	4,709		4,070,271
3.00%, 04/01/51	8,634		7,493,002
3.00%, 05/01/51	28,198		24,527,013
3.00%, 06/01/51	29,714		25,614,396
3.00%, 07/01/51	36,882		31,808,482
3.00%, 08/01/51	20,187		17,402,147
3.00%, 09/01/51	1,850		1,589,151
3.00%, 10/01/51	207,543		177,607,355
3.00%, 11/01/51	169,565		145,136,238
3.00%, 12/01/51	11,225		9,665,911
3.00%, 01/01/52	32,289		27,672,452
3.00%, 02/01/52	13,215		11,390,479
3.00%, 03/01/52	5,966		5,163,954
3.00%, 04/01/52	65,818		56,617,331
3.00%, 05/01/52	22,047		18,916,715
3.00%, 06/01/52	6,451		5,519,996
3.00%, 07/01/52	12,714		10,968,780
3.00%, 08/01/52	3,775		3,236,110
3.00%, 03/13/54(c)	10,525		9,001,158
3.50%, 08/01/25	7		7,150
3.50%, 09/01/25	86		84,777
3.50%, 10/01/25	57		56,829
3.50%, 11/01/25	16		15,807
3.50%, 11/01/25	0	(a)	346
3.50%, 12/01/25	234		228,457
3.50%, 01/01/26	37		35,390
3.50%, 02/01/26	31		30,139
3.50%, 03/01/26	25		23,870
3.50%, 03/01/26	0	(a)	389
3.50%, 04/01/26	87		85,356
3.50%, 05/01/26	16		15,096
3.50%, 06/01/26	13		12,545
3.50%, 07/01/26	2		1,610
3.50%, 08/01/26	44		42,327
3.50%, 09/01/26	2,111		2,056,512
3.50%, 10/01/26	45		43,441
3.50%, 12/01/26	14		13,620
3.50%, 01/01/27	147		143,470
3.50%, 02/01/27	7		7,026
3.50%, 03/01/27	203		198,100
3.50%, 04/01/27	297		289,196
3.50%, 07/01/27	131		127,766
3.50%, 01/01/28	190		185,542
3.50%, 07/01/28	183		179,036
3.50%, 08/01/28	301		293,225
3.50%, 10/01/28	272		265,231
3.50%, 11/01/28	52		50,351
3.50%, 12/01/28	93		91,332
3.50%, 01/01/29	1,045		1,017,747
3.50%, 03/01/29	236		229,160
3.50%, 05/01/29	31		30,452
3.50%, 07/01/29	5		5,257
3.50%, 08/01/29	18		18,233
3.50%, 09/01/29	151		146,895
3.50%, 10/01/29	14		13,203
3.50%, 11/01/29	1,215		1,177,833
3.50%, 12/01/29	781		757,767

148	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/01/30	$154	$149,310
3.50%, 06/01/30	335	323,662
3.50%, 08/01/30	165	159,394
3.50%, 11/01/30	246	236,818
3.50%, 02/01/31	26	24,572
3.50%, 03/01/31	1,055	1,013,405
3.50%, 04/01/31	329	316,174
3.50%, 05/01/31	164	157,909
3.50%, 06/01/31	4,228	4,080,039
3.50%, 07/01/31	1,432	1,380,967
3.50%, 08/01/31	881	845,690
3.50%, 09/01/31	84	80,558
3.50%, 11/01/31	8	7,707
3.50%, 12/01/31	598	573,614
3.50%, 01/01/32	3,273	3,143,012
3.50%, 02/01/32	649	622,499
3.50%, 03/01/32	393	377,844
3.50%, 04/01/32	1,680	1,612,190
3.50%, 05/01/32	3,259	3,128,789
3.50%, 06/01/32	3,001	2,879,532
3.50%, 07/01/32	2,147	2,059,783
3.50%, 08/01/32	949	911,910
3.50%, 09/01/32	380	365,438
3.50%, 11/01/32	3,381	3,242,901
3.50%, 12/01/32	1,549	1,482,133
3.50%, 01/01/33	651	625,795
3.50%, 02/01/33	1,526	1,461,789
3.50%, 03/01/33	8,183	7,854,102
3.50%, 04/01/33	1,738	1,665,067
3.50%, 05/01/33	2,304	2,209,321
3.50%, 09/01/33	1,287	1,234,217
3.50%, 10/01/33	231	221,633
3.50%, 11/01/33	307	293,278
3.50%, 12/01/33	377	361,714
3.50%, 01/01/34	2,298	2,201,150
3.50%, 02/01/34	1,135	1,081,994
3.50%, 03/01/34	3,539	3,367,688
3.50%, 04/01/34	8,904	8,483,826
3.50%, 05/01/34	5,597	5,331,481
3.50%, 06/01/34	1,826	1,739,582
3.50%, 07/01/34	4,862	4,684,326
3.50%, 08/01/34	621	590,953
3.50%, 09/01/34	428	407,223
3.50%, 10/01/34	1,569	1,493,065
3.50%, 11/01/34	6,905	6,574,061
3.50%, 12/01/34	6,090	5,797,616
3.50%, 01/01/35	270	257,206
3.50%, 02/01/35	3,092	2,942,453
3.50%, 03/01/35	3,066	2,917,835
3.50%, 04/01/35	836	792,963
3.50%, 05/01/35	5,654	5,386,260
3.50%, 06/01/35	7,284	6,907,474
3.50%, 07/01/35	3,261	3,093,565
3.50%, 10/01/35	728	691,456
3.50%, 11/01/35	2,259	2,146,817
3.50%, 12/01/35	1,708	1,622,880
3.50%, 02/01/36	3,815	3,617,515
3.50%, 05/01/37	391	369,833
3.50%, 06/01/37	770	728,428
3.50%, 07/01/37	19,686	18,616,124
3.50%, 08/01/37	830	789,309

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/01/37	$1,734	$1,639,691
3.50%, 01/01/38	2,771	2,605,075
3.50%, 02/01/38	1,614	1,517,310
3.50%, 07/01/38	23,644	22,357,895
3.50%, 03/18/39(c)	20,875	19,748,183
3.50%, 10/01/40	15	13,717
3.50%, 11/01/40	251	230,484
3.50%, 12/01/40	548	503,833
3.50%, 01/01/41	43	39,144
3.50%, 02/01/41	14	12,201
3.50%, 03/01/41	34	31,372
3.50%, 06/01/41	21	19,379
3.50%, 10/01/41	9	8,700
3.50%, 11/01/41	151	138,563
3.50%, 12/01/41	219	201,454
3.50%, 01/01/42	867	797,751
3.50%, 02/01/42	822	756,026
3.50%, 03/01/42	11,708	10,765,753
3.50%, 04/01/42	306	280,829
3.50%, 05/01/42	2,356	2,165,787
3.50%, 06/01/42	186	171,751
3.50%, 07/01/42	1,675	1,540,248
3.50%, 08/01/42	12,791	11,760,445
3.50%, 09/01/42	4,045	3,719,744
3.50%, 10/01/42	10,987	10,102,162
3.50%, 11/01/42	1,518	1,396,303
3.50%, 12/01/42	9,694	8,911,545
3.50%, 01/01/43	710	652,751
3.50%, 04/01/43	578	531,128
3.50%, 05/01/43	1,449	1,330,050
3.50%, 06/01/43	7,357	6,746,585
3.50%, 07/01/43	14,372	13,229,727
3.50%, 08/01/43	327	300,035
3.50%, 09/01/43	195	179,043
3.50%, 10/01/43	1,902	1,765,341
3.50%, 11/01/43	192	175,712
3.50%, 12/01/43	166	154,366
3.50%, 01/01/44	278	255,029
3.50%, 02/01/44	341	313,245
3.50%, 04/01/44	7,026	6,471,459
3.50%, 05/01/44	1,978	1,834,620
3.50%, 06/01/44	645	590,739
3.50%, 09/01/44	1,330	1,222,717
3.50%, 10/01/44	4,435	4,027,966
3.50%, 11/01/44	13,695	12,521,751
3.50%, 12/01/44	871	788,263
3.50%, 01/01/45	13,737	12,607,327
3.50%, 02/01/45	10,465	9,584,043
3.50%, 03/01/45	1,959	1,769,846
3.50%, 04/01/45	1,835	1,674,911
3.50%, 05/01/45	845	769,278
3.50%, 06/01/45	5,073	4,626,544
3.50%, 07/01/45	8,275	7,551,600
3.50%, 08/01/45	19,333	17,715,176
3.50%, 09/01/45	5,356	4,888,855
3.50%, 10/01/45	4,538	4,166,643
3.50%, 11/01/45	7,906	7,196,279
3.50%, 12/01/45	6,494	5,909,662
3.50%, 01/01/46	19,053	17,463,927
3.50%, 02/01/46	30,105	27,398,570
3.50%, 03/01/46	9,065	8,242,891

S C H E D U L E O F I N V E S T M E N T S	149

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/01/46	$13,417	$12,289,065
3.50%, 05/01/46	4,196	3,804,930
3.50%, 06/01/46	8,302	7,554,919
3.50%, 07/01/46	30,608	27,820,897
3.50%, 08/01/46	3,216	2,926,550
3.50%, 09/01/46	8,966	8,108,831
3.50%, 10/01/46	15,413	14,048,207
3.50%, 11/01/46	16,969	15,423,926
3.50%, 12/01/46	47,251	43,126,617
3.50%, 01/01/47	29,885	27,212,659
3.50%, 02/01/47	18,615	16,909,394
3.50%, 03/01/47	2,133	1,955,398
3.50%, 04/01/47	7,412	6,736,103
3.50%, 05/01/47	19,555	17,794,707
3.50%, 06/01/47	9,357	8,508,221
3.50%, 07/01/47	70,988	64,908,927
3.50%, 08/01/47	39,385	35,860,901
3.50%, 09/01/47	41,028	37,238,780
3.50%, 10/01/47	9,717	8,824,606
3.50%, 11/01/47	23,886	21,684,565
3.50%, 12/01/47	33,866	30,815,073
3.50%, 01/01/48	45,510	41,315,835
3.50%, 02/01/48	36,013	32,728,676
3.50%, 03/01/48	34,254	31,119,980
3.50%, 04/01/48	9,714	8,815,197
3.50%, 05/01/48	11,653	10,544,781
3.50%, 06/01/48	7,274	6,590,061
3.50%, 07/01/48	15,774	14,315,428
3.50%, 09/01/48	933	840,466
3.50%, 10/01/48	2,034	1,843,573
3.50%, 11/01/48	21,318	19,416,582
3.50%, 01/01/49	5,297	4,802,621
3.50%, 02/01/49	4,275	3,867,758
3.50%, 03/01/49	2,905	2,620,975
3.50%, 04/01/49	6,345	5,698,303
3.50%, 05/01/49	37,587	33,958,210
3.50%, 06/01/49	32,331	29,184,321
3.50%, 07/01/49	40,777	36,796,013
3.50%, 08/01/49	276	249,197
3.50%, 09/01/49	1,455	1,311,045
3.50%, 11/01/49	12,323	11,185,765
3.50%, 12/01/49	16,985	15,322,696
3.50%, 01/01/50	7,845	7,102,841
3.50%, 02/01/50	8,751	7,911,794
3.50%, 03/01/50	4,066	3,701,053
3.50%, 04/01/50	19,609	17,706,685
3.50%, 05/01/50	4,313	3,911,321
3.50%, 06/01/50	29,281	26,468,891
3.50%, 07/01/50	9,554	8,623,179
3.50%, 08/01/50	45,099	40,742,710
3.50%, 09/01/50	42,643	38,417,386
3.50%, 10/01/50	2,054	1,860,505
3.50%, 12/01/50	203	182,319
3.50%, 01/01/51	34,090	30,817,566
3.50%, 02/01/51	2,007	1,788,683
3.50%, 03/01/51	5,003	4,499,313
3.50%, 05/01/51	33,960	30,551,373
3.50%, 06/01/51	9,915	8,833,615
3.50%, 08/01/51	6,633	5,934,681
3.50%, 09/01/51	5,585	5,007,928
3.50%, 10/01/51	3,675	3,312,485

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 12/01/51	$1,526		$1,363,955
3.50%, 01/01/52	12,760		11,434,597
3.50%, 02/01/52	52,807		47,145,843
3.50%, 03/01/52	27,953		24,907,581
3.50%, 04/01/52	91,303		82,174,383
3.50%, 05/01/52	25,775		23,051,409
3.50%, 06/01/52	17,655		15,786,730
3.50%, 07/01/52	8,295		7,410,856
3.50%, 08/01/52	728		649,808
3.50%, 04/01/53	10,000		8,989,446
4.00%, 03/01/24	0	(a)	155
4.00%, 04/01/24	0	(a)	188
4.00%, 04/01/24	1		845
4.00%, 05/01/24	0	(a)	182
4.00%, 06/01/24	0	(a)	524
4.00%, 07/01/24	0	(a)	273
4.00%, 07/01/24	2		1,954
4.00%, 08/01/24	0	(a)	458
4.00%, 09/01/24	1		1,241
4.00%, 10/01/24	2		2,076
4.00%, 11/01/24	0	(a)	408
4.00%, 12/01/24	3		2,674
4.00%, 12/01/24	0	(a)	320
4.00%, 01/01/25	1		1,355
4.00%, 02/01/25	0	(a)	777
4.00%, 02/01/25	1		1,231
4.00%, 03/01/25	5		5,395
4.00%, 04/01/25	0	(a)	592
4.00%, 04/01/25	2		1,847
4.00%, 05/01/25	6		6,211
4.00%, 05/01/25	0	(a)	461
4.00%, 06/01/25	2		1,804
4.00%, 06/01/25	0	(a)	308
4.00%, 07/01/25	24		23,309
4.00%, 07/01/25	0	(a)	422
4.00%, 08/01/25	2		1,278
4.00%, 09/01/25	124		121,583
4.00%, 10/01/25	158		155,637
4.00%, 11/01/25	39		38,277
4.00%, 12/01/25	3		2,585
4.00%, 01/01/26	5		5,068
4.00%, 03/01/26	138		135,135
4.00%, 03/01/26	0	(a)	392
4.00%, 05/01/26	4		4,665
4.00%, 06/01/26	791		776,478
4.00%, 07/01/26	38		36,715
4.00%, 08/01/26	5		4,634
4.00%, 09/01/26	564		552,482
4.00%, 03/01/27	195		191,991
4.00%, 08/01/27	45		43,839
4.00%, 02/01/29	55		54,205
4.00%, 12/01/30	541		526,826
4.00%, 01/01/31	352		342,619
4.00%, 02/01/31	240		234,243
4.00%, 03/01/31	21		20,331
4.00%, 10/01/31	786		765,684
4.00%, 02/01/32	2,007		1,952,515
4.00%, 04/01/32	5		4,794
4.00%, 05/01/32	1,057		1,029,261
4.00%, 06/01/32	5		5,002
4.00%, 07/01/32	439		427,908

150	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 10/01/32	$12	$11,901
4.00%, 05/01/33	95	92,592
4.00%, 07/01/33	630	614,026
4.00%, 08/01/33	1,094	1,065,772
4.00%, 09/01/33	1,598	1,556,937
4.00%, 10/01/33	756	736,137
4.00%, 11/01/33	53	51,740
4.00%, 12/01/33	699	687,424
4.00%, 01/01/34	308	299,426
4.00%, 05/01/34	417	404,434
4.00%, 06/01/34	1,103	1,067,181
4.00%, 07/01/34	1,005	975,320
4.00%, 08/01/34	152	146,770
4.00%, 09/01/34	3,932	3,819,148
4.00%, 10/01/34	938	909,651
4.00%, 08/01/35	1,449	1,397,195
4.00%, 11/01/35	3,439	3,345,994
4.00%, 01/01/36	13	12,399
4.00%, 07/01/37	2,437	2,350,510
4.00%, 08/01/37	7,545	7,293,260
4.00%, 09/01/37	10,952	10,568,714
4.00%, 10/01/37	17,287	16,585,391
4.00%, 11/01/37	10,545	10,175,971
4.00%, 01/01/38	2,154	2,078,070
4.00%, 02/01/38	2,065	1,990,477
4.00%, 03/01/38	4,791	4,631,844
4.00%, 05/01/38	3,207	3,089,893
4.00%, 06/01/38	1,832	1,762,657
4.00%, 07/01/38	6,453	6,216,706
4.00%, 10/01/38	1,294	1,246,308
4.00%, 11/01/38	1,115	1,074,344
4.00%, 03/01/39	14	12,821
4.00%, 03/18/39(c)	20,650	19,887,595
4.00%, 04/01/39	30	28,074
4.00%, 05/01/39	357	340,052
4.00%, 07/01/39	16	15,484
4.00%, 08/01/39	279	265,432
4.00%, 09/01/39	25	24,185
4.00%, 10/01/39	2	1,928
4.00%, 11/01/39	88	84,399
4.00%, 12/01/39	2	2,662
4.00%, 02/01/40	15	14,000
4.00%, 05/01/40	14	13,936
4.00%, 07/01/40	36	34,626
4.00%, 08/01/40	881	837,238
4.00%, 09/01/40	777	739,397
4.00%, 10/01/40	353	335,641
4.00%, 11/01/40	5,133	4,880,159
4.00%, 12/01/40	1,830	1,739,772
4.00%, 01/01/41	9,008	8,563,763
4.00%, 02/01/41	806	765,612
4.00%, 03/01/41	699	661,992
4.00%, 04/01/41	32	30,650
4.00%, 05/01/41	1,165	1,103,584
4.00%, 08/01/41	2	1,815
4.00%, 09/01/41	1,987	1,884,567
4.00%, 10/01/41	2,597	2,460,653
4.00%, 11/01/41	121	114,685
4.00%, 12/01/41	736	697,596
4.00%, 01/01/42	1,034	980,796
4.00%, 02/01/42	184	174,523

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 03/01/42	$5,071	$4,804,872
4.00%, 05/01/42	810	766,550
4.00%, 06/01/42	32	30,705
4.00%, 07/01/42	349	330,170
4.00%, 08/01/42	2	2,201
4.00%, 09/01/42	5	4,626
4.00%, 12/01/42	170	161,149
4.00%, 01/01/43	1,862	1,764,551
4.00%, 08/01/43	19	17,947
4.00%, 09/01/43	1,147	1,085,488
4.00%, 10/01/43	146	139,463
4.00%, 11/01/43	286	269,605
4.00%, 12/01/43	5	4,443
4.00%, 01/01/44	785	740,880
4.00%, 02/01/44	9	8,569
4.00%, 03/01/44	1,118	1,057,444
4.00%, 04/01/44	946	894,512
4.00%, 05/01/44	8,777	8,308,344
4.00%, 06/01/44	2,632	2,492,958
4.00%, 07/01/44	7,177	6,787,115
4.00%, 08/01/44	194	182,071
4.00%, 09/01/44	146	137,269
4.00%, 10/01/44	2,068	1,951,383
4.00%, 11/01/44	4,608	4,345,127
4.00%, 12/01/44	2,427	2,286,952
4.00%, 01/01/45	8,439	7,978,300
4.00%, 02/01/45	6,834	6,457,968
4.00%, 03/01/45	11,372	10,757,699
4.00%, 04/01/45	841	791,126
4.00%, 06/01/45	6,179	5,831,469
4.00%, 07/01/45	11,769	11,104,195
4.00%, 08/01/45	280	264,409
4.00%, 09/01/45	12,037	11,325,236
4.00%, 10/01/45	2,859	2,694,812
4.00%, 11/01/45	6,803	6,402,958
4.00%, 12/01/45	710	670,029
4.00%, 01/01/46	2,001	1,883,701
4.00%, 02/01/46	3,571	3,365,371
4.00%, 03/01/46	9,407	8,856,721
4.00%, 04/01/46	6,184	5,810,752
4.00%, 05/01/46	8,310	7,808,074
4.00%, 06/01/46	13,740	12,965,147
4.00%, 07/01/46	1,392	1,306,297
4.00%, 08/01/46	7,734	7,272,682
4.00%, 09/01/46	12,949	12,208,744
4.00%, 10/01/46	2,711	2,565,390
4.00%, 11/01/46	7,992	7,525,248
4.00%, 01/01/47	3,629	3,413,409
4.00%, 02/01/47	2,882	2,710,331
4.00%, 03/01/47	7,722	7,251,404
4.00%, 04/01/47	8,824	8,288,953
4.00%, 05/01/47	9,641	9,051,851
4.00%, 06/01/47	35,155	32,993,289
4.00%, 07/01/47	13,099	12,298,651
4.00%, 08/01/47	22,969	21,546,909
4.00%, 09/01/47	21,293	19,980,400
4.00%, 10/01/47	26,422	24,756,731
4.00%, 11/01/47	12,395	11,629,456
4.00%, 12/01/47	8,927	8,383,148
4.00%, 01/01/48	8,706	8,158,411
4.00%, 02/01/48	37,517	35,174,694

S C H E D U L E O F I N V E S T M E N T S	151

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 03/01/48	$2,726		$2,552,892
4.00%, 04/01/48	11,141		10,418,555
4.00%, 05/01/48	5,452		5,088,068
4.00%, 06/01/48	2,634		2,469,076
4.00%, 07/01/48	10,250		9,601,942
4.00%, 08/01/48	4,070		3,814,434
4.00%, 09/01/48	16,981		15,868,275
4.00%, 10/01/48	8,429		7,901,296
4.00%, 11/01/48	30,336		28,347,731
4.00%, 12/01/48	11,503		10,779,310
4.00%, 01/01/49	17,789		16,651,824
4.00%, 02/01/49	6,049		5,658,266
4.00%, 03/01/49	28,662		26,759,557
4.00%, 04/01/49	17,133		16,007,560
4.00%, 05/01/49	11,461		10,705,208
4.00%, 06/01/49	30,139		28,219,369
4.00%, 07/01/49	24,394		22,931,867
4.00%, 08/01/49	670		625,675
4.00%, 09/01/49	18,884		17,669,307
4.00%, 10/01/49	21,219		19,940,744
4.00%, 11/01/49	46,593		43,380,322
4.00%, 12/01/49	19,809		18,536,041
4.00%, 01/01/50	24,394		22,793,648
4.00%, 02/01/50	1,350		1,260,666
4.00%, 03/01/50	3,383		3,145,645
4.00%, 04/01/50	9,017		8,420,535
4.00%, 05/01/50	15,441		14,394,457
4.00%, 06/01/50	1,771		1,641,914
4.00%, 07/01/50	726		673,395
4.00%, 08/01/50	11,327		10,574,310
4.00%, 12/01/50	8,786		8,161,383
4.00%, 01/01/51	780		728,396
4.00%, 03/01/51	863		805,277
4.00%, 05/01/51	22,064		20,609,353
4.00%, 08/01/51	8,065		7,528,533
4.00%, 10/01/51	6,118		5,711,623
4.00%, 11/01/51	3,330		3,093,135
4.00%, 02/01/52	3,389		3,124,681
4.00%, 05/01/52	22,641		20,929,816
4.00%, 06/01/52	79,408		73,480,981
4.00%, 07/01/52	18,634		17,165,040
4.00%, 08/01/52	101,117		93,106,981
4.00%, 09/01/52	9,802		9,058,564
4.00%, 10/01/52	14,406		13,403,254
4.00%, 11/01/52	7,193		6,627,216
4.00%, 12/01/52	13,715		12,611,749
4.00%, 01/01/53	2,667		2,477,949
4.00%, 02/01/53	46,620		43,420,333
4.00%, 05/01/53	16,119		14,823,550
4.00%, 03/13/54(c)	23,683		21,787,771
4.50%, 03/01/24	0	(a)	1
4.50%, 04/01/24	0	(a)	2
4.50%, 07/01/24	0	(a)	141
4.50%, 08/01/24	0	(a)	275
4.50%, 10/01/24	35		34,240
4.50%, 10/01/24	0	(a)	399
4.50%, 11/01/24	0	(a)	452
4.50%, 12/01/24	3		2,839
4.50%, 12/01/24	0	(a)	477
4.50%, 01/01/25	0	(a)	256
4.50%, 02/01/25	70		69,526

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 04/01/25	$118		$116,632
4.50%, 04/01/25	0	(a)	99
4.50%, 05/01/25	4		4,017
4.50%, 06/01/25	100		98,982
4.50%, 08/01/25	62		60,789
4.50%, 09/01/25	4		4,392
4.50%, 04/01/26	3		2,753
4.50%, 10/01/26	291		287,690
4.50%, 01/01/27	43		42,732
4.50%, 11/01/28	1		537
4.50%, 08/01/31	1,120		1,105,225
4.50%, 04/01/33	426		421,302
4.50%, 07/01/33	35		34,708
4.50%, 08/01/33	27		26,116
4.50%, 09/01/33	5		5,469
4.50%, 10/01/33	13		13,125
4.50%, 11/01/33	21		20,146
4.50%, 12/01/33	290		286,776
4.50%, 01/01/34	1,194		1,180,811
4.50%, 02/01/34	287		283,725
4.50%, 04/01/34	1		1,408
4.50%, 05/01/34	8		7,135
4.50%, 06/01/34	474		464,184
4.50%, 08/01/34	961		946,865
4.50%, 09/01/34	198		195,757
4.50%, 12/01/34	3		2,689
4.50%, 01/01/35	1,079		1,057,131
4.50%, 02/01/35	0	(a)	357
4.50%, 03/01/35	1		1,327
4.50%, 05/01/35	0	(a)	171
4.50%, 07/01/35	0	(a)	327
4.50%, 08/01/35	1		933
4.50%, 09/01/35	7		6,694
4.50%, 10/01/35	1		1,384
4.50%, 12/01/35	30		29,584
4.50%, 01/01/36	0	(a)	391
4.50%, 03/01/36	2		1,569
4.50%, 07/01/37	3		2,863
4.50%, 03/01/38	2		2,378
4.50%, 04/01/38	0	(a)	486
4.50%, 04/01/38	103		100,723
4.50%, 05/01/38	40		38,653
4.50%, 06/01/38	15		14,359
4.50%, 06/01/38	0	(a)	287
4.50%, 08/01/38	19,597		19,177,234
4.50%, 09/01/38	10,110		9,936,033
4.50%, 11/01/38	3		2,653
4.50%, 01/01/39	8		7,948
4.50%, 02/01/39	0	(a)	311
4.50%, 02/01/39	641		625,252
4.50%, 03/01/39	41		40,757
4.50%, 04/01/39	1,315		1,284,942
4.50%, 05/01/39	734		717,285
4.50%, 06/01/39	136		133,059
4.50%, 07/01/39	144		140,704
4.50%, 08/01/39	2,092		2,044,527
4.50%, 09/01/39	65		63,884
4.50%, 10/01/39	4,477		4,375,599
4.50%, 11/01/39	26		25,491
4.50%, 12/01/39	304		297,546
4.50%, 01/01/40	1,424		1,390,388

152	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 02/01/40	$277	$269,642
4.50%, 03/01/40	231	226,347
4.50%, 04/01/40	88	85,608
4.50%, 05/01/40	140	136,336
4.50%, 06/01/40	24	23,581
4.50%, 07/01/40	46	44,696
4.50%, 08/01/40	109	106,434
4.50%, 09/01/40	1,813	1,769,767
4.50%, 10/01/40	248	241,593
4.50%, 12/01/40	1,890	1,844,150
4.50%, 01/01/41	1,901	1,854,956
4.50%, 02/01/41	361	353,258
4.50%, 03/01/41	2,115	2,062,923
4.50%, 04/01/41	12,995	12,675,642
4.50%, 05/01/41	11,417	11,137,149
4.50%, 06/01/41	4,561	4,448,994
4.50%, 07/01/41	285	279,438
4.50%, 08/01/41	3,009	2,935,108
4.50%, 09/01/41	4,753	4,636,511
4.50%, 10/01/41	96	93,335
4.50%, 11/01/41	245	239,309
4.50%, 12/01/41	2,511	2,450,091
4.50%, 01/01/42	2,525	2,463,119
4.50%, 04/01/42	94	92,052
4.50%, 07/01/42	2,500	2,438,312
4.50%, 09/01/42	1,346	1,310,682
4.50%, 10/01/42	1,744	1,701,113
4.50%, 01/01/43	131	127,865
4.50%, 09/01/43	2,301	2,235,314
4.50%, 10/01/43	750	728,434
4.50%, 11/01/43	1,793	1,741,574
4.50%, 12/01/43	1,189	1,154,847
4.50%, 01/01/44	247	238,698
4.50%, 02/01/44	411	399,724
4.50%, 03/01/44	6,564	6,376,695
4.50%, 04/01/44	9,316	9,047,493
4.50%, 05/01/44	517	503,543
4.50%, 06/01/44	1,337	1,302,203
4.50%, 07/01/44	208	201,957
4.50%, 08/01/44	927	901,121
4.50%, 09/01/44	7,046	6,844,563
4.50%, 10/01/44	181	175,652
4.50%, 11/01/44	8,819	8,588,792
4.50%, 12/01/44	6,816	6,623,637
4.50%, 01/01/45	852	827,487
4.50%, 02/01/45	8,203	7,966,557
4.50%, 03/01/45	1,104	1,069,244
4.50%, 04/01/45	4	4,316
4.50%, 08/01/45	1,977	1,921,428
4.50%, 09/01/45	335	325,392
4.50%, 10/01/45	5,067	4,923,289
4.50%, 11/01/45	414	402,706
4.50%, 12/01/45	108	104,969
4.50%, 01/01/46	80	77,571
4.50%, 02/01/46	6,447	6,275,053
4.50%, 03/01/46	19,315	18,841,575
4.50%, 04/01/46	4,607	4,465,246
4.50%, 05/01/46	968	937,409
4.50%, 06/01/46	1,093	1,061,573
4.50%, 07/01/46	802	775,496
4.50%, 08/01/46	5,819	5,642,473

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 09/01/46	$163	$156,549
4.50%, 10/01/46	684	659,245
4.50%, 11/01/46	79	76,332
4.50%, 12/01/46	416	400,782
4.50%, 01/01/47	649	626,341
4.50%, 02/01/47	443	426,806
4.50%, 03/01/47	1,127	1,087,913
4.50%, 04/01/47	2,889	2,783,508
4.50%, 05/01/47	1,486	1,433,711
4.50%, 06/01/47	7,846	7,561,973
4.50%, 07/01/47	1,988	1,915,372
4.50%, 08/01/47	4,567	4,411,980
4.50%, 09/01/47	3,345	3,224,867
4.50%, 10/01/47	6,038	5,822,642
4.50%, 11/01/47	2,124	2,048,571
4.50%, 12/01/47	636	613,160
4.50%, 01/01/48	1,500	1,445,855
4.50%, 02/01/48	4,509	4,345,643
4.50%, 03/01/48	570	549,566
4.50%, 04/01/48	11,222	10,787,550
4.50%, 05/01/48	4,544	4,372,845
4.50%, 06/01/48	3,515	3,378,249
4.50%, 07/01/48	3,349	3,215,288
4.50%, 08/01/48	27,738	26,684,948
4.50%, 09/01/48	11,480	11,046,286
4.50%, 10/01/48	14,485	13,925,763
4.50%, 11/01/48	8,444	8,126,899
4.50%, 12/01/48	36,783	35,370,841
4.50%, 01/01/49	17,213	16,553,802
4.50%, 02/01/49	14,133	13,589,558
4.50%, 03/01/49	8,411	8,066,701
4.50%, 04/01/49	11,673	11,232,794
4.50%, 05/01/49	10,336	9,934,026
4.50%, 06/01/49	1,787	1,715,637
4.50%, 07/01/49	3,481	3,343,216
4.50%, 08/01/49	1,995	1,913,578
4.50%, 09/01/49	6,083	5,842,806
4.50%, 10/01/49	2,145	2,059,213
4.50%, 11/01/49	21,008	20,246,099
4.50%, 12/01/49	11,276	10,868,865
4.50%, 01/01/50	1,771	1,700,679
4.50%, 02/01/50	5,111	4,899,496
4.50%, 03/01/50	8,016	7,681,021
4.50%, 04/01/50	26,814	25,805,380
4.50%, 05/01/50	17,227	16,423,482
4.50%, 06/01/50	534	508,991
4.50%, 08/01/50	586	558,771
4.50%, 09/01/50	34,200	32,830,615
4.50%, 12/01/50	377	361,794
4.50%, 01/01/51	207	198,476
4.50%, 07/01/51	15,911	15,168,667
4.50%, 05/01/52	4,045	3,891,823
4.50%, 06/01/52	26,091	24,705,456
4.50%, 07/01/52	68,296	64,666,432
4.50%, 08/01/52	29,630	28,054,681
4.50%, 09/01/52	38,038	35,996,976
4.50%, 10/01/52	54,380	51,623,585
4.50%, 11/01/52	17,409	16,471,443
4.50%, 12/01/52	51,516	48,960,125
4.50%, 03/01/53	15,136	14,322,365
4.50%, 04/01/53	27,731	26,260,347

S C H E D U L E O F I N V E S T M E N T S	153

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 05/01/53	$2,927		$2,784,081
4.50%, 06/01/53	2,490		2,368,932
4.50%, 08/01/53	15,526		14,728,795
4.50%, 09/01/53	1,286		1,216,899
4.50%, 03/13/54(c)	40,630		38,457,415
5.00%, 12/01/24	0	(a)	66
5.00%, 05/01/25	1		906
5.00%, 09/01/25	0	(a)	47
5.00%, 11/01/32	1		1,349
5.00%, 03/01/33	2		2,197
5.00%, 05/01/33	18		17,455
5.00%, 06/01/33	1		948
5.00%, 07/01/33	76		75,372
5.00%, 08/01/33	279		279,719
5.00%, 08/01/33	0	(a)	381
5.00%, 09/01/33	35		35,478
5.00%, 10/01/33	1		510
5.00%, 11/01/33	1,256		1,255,889
5.00%, 02/01/34	2		2,438
5.00%, 03/01/34	19		19,002
5.00%, 04/01/34	15		15,408
5.00%, 05/01/34	523		522,419
5.00%, 05/01/34	0	(a)	178
5.00%, 06/01/34	1		521
5.00%, 07/01/34	6		6,251
5.00%, 08/01/34	20		19,611
5.00%, 09/01/34	3		3,429
5.00%, 10/01/34	7		7,664
5.00%, 12/01/34	174		173,952
5.00%, 01/01/35	124		124,160
5.00%, 02/01/35	625		624,663
5.00%, 03/01/35	36		35,668
5.00%, 04/01/35	9		9,042
5.00%, 05/01/35	6		5,970
5.00%, 06/01/35	68		67,233
5.00%, 07/01/35	772		770,202
5.00%, 08/01/35	54		52,733
5.00%, 08/01/35	0	(a)	317
5.00%, 09/01/35	111		109,527
5.00%, 10/01/35	38		38,371
5.00%, 11/01/35	343		342,401
5.00%, 11/01/35	0	(a)	442
5.00%, 12/01/35	3		3,439
5.00%, 01/01/36	13		13,020
5.00%, 02/01/36	7		6,862
5.00%, 03/01/36	444		443,498
5.00%, 03/01/36	0	(a)	234
5.00%, 04/01/36	0	(a)	819
5.00%, 05/01/36	345		344,164
5.00%, 06/01/36	31		31,609
5.00%, 07/01/36	19		18,920
5.00%, 08/01/36	1		631
5.00%, 11/01/36	2		2,082
5.00%, 12/01/36	1		1,426
5.00%, 02/01/37	13		12,790
5.00%, 03/01/37	8		7,833
5.00%, 04/01/37	1		1,464
5.00%, 05/01/37	8		7,907
5.00%, 06/01/37	6		5,580
5.00%, 07/01/37	344		344,106
5.00%, 01/01/38	4		4,114

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 02/01/38	$559		$558,712
5.00%, 02/01/38	0	(a)	256
5.00%, 03/01/38	37		35,741
5.00%, 04/01/38	73		72,545
5.00%, 04/01/38	0	(a)	696
5.00%, 05/01/38	21		20,385
5.00%, 06/01/38	2		1,836
5.00%, 07/01/38	66		65,860
5.00%, 07/01/38	0	(a)	487
5.00%, 11/01/38	0	(a)	81
5.00%, 12/01/38	4		4,156
5.00%, 01/01/39	159		158,880
5.00%, 02/01/39	14		14,389
5.00%, 03/01/39	369		368,328
5.00%, 03/01/39	0	(a)	485
5.00%, 04/01/39	2,983		2,977,965
5.00%, 04/01/39	0	(a)	449
5.00%, 05/01/39	762		761,169
5.00%, 06/01/39	604		603,610
5.00%, 07/01/39	27		26,868
5.00%, 08/01/39	522		521,243
5.00%, 09/01/39	343		342,331
5.00%, 10/01/39	327		325,988
5.00%, 11/01/39	52		52,047
5.00%, 12/01/39	1,213		1,211,486
5.00%, 01/01/40	93		93,065
5.00%, 02/01/40	40		39,945
5.00%, 03/01/40	210		210,224
5.00%, 04/01/40	796		794,522
5.00%, 05/01/40	8,090		8,075,246
5.00%, 06/01/40	192		192,019
5.00%, 07/01/40	855		853,985
5.00%, 08/01/40	4,751		4,748,046
5.00%, 09/01/40	616		616,353
5.00%, 10/01/40	121		120,931
5.00%, 11/01/40	14		14,228
5.00%, 12/01/40	976		974,398
5.00%, 01/01/41	145		145,378
5.00%, 02/01/41	418		417,067
5.00%, 03/01/41	1,357		1,354,668
5.00%, 04/01/41	1,964		1,961,217
5.00%, 05/01/41	6,291		6,279,344
5.00%, 06/01/41	947		945,791
5.00%, 07/01/41	420		419,363
5.00%, 08/01/41	1,015		1,013,809
5.00%, 11/01/41	100		99,450
5.00%, 04/01/42	361		360,039
5.00%, 08/01/43	21		21,428
5.00%, 09/01/43	380		379,371
5.00%, 10/01/43	973		971,040
5.00%, 11/01/43	41		41,143
5.00%, 12/01/43	115		114,893
5.00%, 01/01/44	1,458		1,455,626
5.00%, 03/01/44	468		467,215
5.00%, 06/01/44	151		150,758
5.00%, 07/01/44	935		934,386
5.00%, 08/01/44	114		114,170
5.00%, 09/01/44	836		834,410
5.00%, 11/01/44	403		402,151
5.00%, 01/01/45	6		6,291
5.00%, 07/01/45	2,872		2,867,012

154	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 03/01/47	$17		$16,307
5.00%, 04/01/47	66		65,150
5.00%, 05/01/47	621		613,173
5.00%, 07/01/47	536		535,694
5.00%, 08/01/47	154		151,592
5.00%, 09/01/47	794		782,706
5.00%, 10/01/47	419		413,239
5.00%, 11/01/47	69		67,792
5.00%, 02/01/48	724		714,116
5.00%, 03/01/48	1,239		1,221,831
5.00%, 04/01/48	1,499		1,481,492
5.00%, 06/01/48	1,711		1,687,736
5.00%, 07/01/48	3,135		3,096,575
5.00%, 08/01/48	4,786		4,726,047
5.00%, 09/01/48	5,079		5,018,476
5.00%, 10/01/48	2,948		2,914,034
5.00%, 11/01/48	11,678		11,521,905
5.00%, 12/01/48	1,244		1,227,427
5.00%, 01/01/49	9,555		9,431,088
5.00%, 02/01/49	5,291		5,223,038
5.00%, 03/01/49	4,732		4,666,678
5.00%, 04/01/49	6,855		6,758,753
5.00%, 05/01/49	1,838		1,812,850
5.00%, 07/01/49	7,436		7,335,308
5.00%, 08/01/49	17,790		17,579,045
5.00%, 09/01/49	1,182		1,164,596
5.00%, 10/01/49	19,901		19,630,693
5.00%, 11/01/49	998		984,152
5.00%, 12/01/49	1,039		1,023,614
5.00%, 03/01/50	1,577		1,555,426
5.00%, 04/01/50	845		820,934
5.00%, 05/01/50	484		470,306
5.00%, 09/01/50	30		28,976
5.00%, 10/01/50	3,610		3,561,098
5.00%, 01/01/51	1,131		1,099,372
5.00%, 07/01/52	11,260		10,982,311
5.00%, 08/01/52	37,921		37,070,805
5.00%, 09/01/52	19,968		19,545,903
5.00%, 10/01/52	41,755		40,674,507
5.00%, 11/01/52	135,170		131,552,214
5.00%, 12/01/52	35,898		35,048,688
5.00%, 02/01/53	88,149		86,051,253
5.00%, 03/01/53	8,314		8,105,273
5.00%, 04/01/53	39,852		38,652,309
5.00%, 05/01/53	117,546		114,059,751
5.00%, 06/01/53	42,210		40,959,763
5.00%, 07/01/53	29,822		29,078,772
5.00%, 08/01/53	27,886		27,047,437
5.00%, 09/01/53	13,220		12,822,454
5.00%, 10/01/53	71,277		69,209,848
5.00%, 03/01/54(c)	22,197		21,524,165
5.50%, 01/01/25	0	(a)	8
5.50%, 03/01/28	110		109,715
5.50%, 10/01/28	0	(a)	206
5.50%, 12/01/28	0	(a)	117
5.50%, 07/01/29	1		1,171
5.50%, 04/01/31	1		859
5.50%, 12/01/31	10		10,019
5.50%, 01/01/32	0	(a)	481
5.50%, 01/01/32	5		4,735
5.50%, 02/01/32	1		1,458

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 11/01/32	$0	(a)	$384
5.50%, 11/01/32	2		1,744
5.50%, 12/01/32	5		4,817
5.50%, 01/01/33	22		22,064
5.50%, 02/01/33	4		4,577
5.50%, 02/01/33	0	(a)	458
5.50%, 03/01/33	22		21,224
5.50%, 04/01/33	51		50,811
5.50%, 04/01/33	0	(a)	378
5.50%, 05/01/33	459		467,030
5.50%, 06/01/33	33		32,323
5.50%, 07/01/33	96		96,243
5.50%, 08/01/33	1		1,128
5.50%, 09/01/33	0	(a)	154
5.50%, 09/01/33	3		3,292
5.50%, 10/01/33	361		367,349
5.50%, 10/01/33	0	(a)	480
5.50%, 11/01/33	901		915,405
5.50%, 11/01/33	0	(a)	490
5.50%, 12/01/33	1		779
5.50%, 01/01/34	31		30,410
5.50%, 02/01/34	19		19,300
5.50%, 02/01/34	0	(a)	439
5.50%, 03/01/34	8		7,854
5.50%, 04/01/34	43		44,474
5.50%, 05/01/34	42		42,633
5.50%, 06/01/34	21		20,140
5.50%, 07/01/34	14		14,117
5.50%, 09/01/34	669		681,606
5.50%, 10/01/34	1		605
5.50%, 11/01/34	19		19,808
5.50%, 12/01/34	0	(a)	438
5.50%, 12/01/34	12		11,300
5.50%, 01/01/35	32		32,719
5.50%, 02/01/35	58		59,087
5.50%, 03/01/35	25		24,740
5.50%, 04/01/35	17		17,140
5.50%, 05/01/35	12		10,385
5.50%, 06/01/35	21		21,207
5.50%, 07/01/35	20		19,927
5.50%, 08/01/35	9		8,667
5.50%, 09/01/35	161		163,534
5.50%, 09/01/35	0	(a)	400
5.50%, 10/01/35	12		10,658
5.50%, 11/01/35	30		31,008
5.50%, 12/01/35	28		28,402
5.50%, 12/01/35	0	(a)	282
5.50%, 01/01/36	15		15,563
5.50%, 02/01/36	58		58,365
5.50%, 03/01/36	1		551
5.50%, 04/01/36	1,100		1,122,962
5.50%, 05/01/36	274		280,219
5.50%, 06/01/36	1		585
5.50%, 07/01/36	9		9,578
5.50%, 08/01/36	22		22,895
5.50%, 09/01/36	1,685		1,711,832
5.50%, 10/01/36	8		7,681
5.50%, 11/01/36	15		15,138
5.50%, 11/01/36	0	(a)	93
5.50%, 12/01/36	0	(a)	610
5.50%, 12/01/36	19		19,297

S C H E D U L E O F I N V E S T M E N T S	155

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 01/01/37	$0	(a)	$228
5.50%, 01/01/37	23		23,135
5.50%, 02/01/37	53		53,825
5.50%, 03/01/37	35		35,664
5.50%, 04/01/37	7		6,906
5.50%, 05/01/37	210		215,013
5.50%, 05/01/37	0	(a)	486
5.50%, 06/01/37	121		122,676
5.50%, 06/01/37	0	(a)	365
5.50%, 07/01/37	18		17,176
5.50%, 07/01/37	0	(a)	762
5.50%, 08/01/37	1,443		1,472,035
5.50%, 08/01/37	0	(a)	290
5.50%, 09/01/37	0	(a)	425
5.50%, 10/01/37	2		1,929
5.50%, 10/01/37	0	(a)	696
5.50%, 11/01/37	8		8,923
5.50%, 12/01/37	46		47,162
5.50%, 12/01/37	0	(a)	202
5.50%, 01/01/38	12		11,480
5.50%, 02/01/38	26		27,370
5.50%, 03/01/38	603		616,116
5.50%, 04/01/38	0	(a)	385
5.50%, 04/01/38	62		63,896
5.50%, 05/01/38	192		196,393
5.50%, 06/01/38	208		211,399
5.50%, 06/01/38	0	(a)	866
5.50%, 07/01/38	433		441,707
5.50%, 07/01/38	0	(a)	714
5.50%, 08/01/38	628		641,084
5.50%, 08/01/38	0	(a)	170
5.50%, 09/01/38	6		5,845
5.50%, 10/01/38	3		2,807
5.50%, 11/01/38	792		809,065
5.50%, 11/01/38	0	(a)	473
5.50%, 12/01/38	29		29,478
5.50%, 01/01/39	33		33,361
5.50%, 02/01/39	34		34,411
5.50%, 03/01/39	10		10,110
5.50%, 04/01/39	17		17,117
5.50%, 06/01/39	128		130,816
5.50%, 07/01/39	14		14,282
5.50%, 08/01/39	1		1,068
5.50%, 09/01/39	24		24,036
5.50%, 10/01/39	5		5,521
5.50%, 11/01/39	26		27,055
5.50%, 12/01/39	61		63,007
5.50%, 01/01/40	31		31,380
5.50%, 05/01/40	114		115,940
5.50%, 06/01/40	61		63,047
5.50%, 07/01/40	1,391		1,420,879
5.50%, 09/01/40	3,516		3,589,624
5.50%, 07/01/41	243		247,846
5.50%, 09/01/41	5,961		6,068,004
5.50%, 05/01/44	4,809		4,926,077
5.50%, 01/01/47	1,527		1,558,473
5.50%, 06/01/48	97		98,877
5.50%, 11/01/48	2,104		2,138,563
5.50%, 12/01/48	1,990		2,022,501
5.50%, 01/01/49	2,649		2,692,410
5.50%, 02/01/49	536		544,839

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 03/01/49	$108		$110,176
5.50%, 06/01/49	9,074		9,222,463
5.50%, 08/01/52	76,861		76,678,758
5.50%, 09/01/52	18,774		18,786,323
5.50%, 10/01/52	1,388		1,384,754
5.50%, 11/01/52	38,280		38,108,542
5.50%, 12/01/52	40,786		40,703,218
5.50%, 01/01/53	50,732		50,439,215
5.50%, 02/01/53	77,304		77,106,029
5.50%, 03/01/53	47,248		46,724,462
5.50%, 04/01/53	76,959		76,456,219
5.50%, 05/01/53	174,339		172,420,106
5.50%, 06/01/53	117,123		116,314,367
5.50%, 07/01/53	83,823		83,139,637
5.50%, 08/01/53	7,629		7,552,641
5.50%, 10/01/53	48,495		47,949,056
5.50%, 11/01/53	41,836		41,668,841
5.50%, 03/13/54(c)	84,079		83,168,659
6.00%, 03/01/28	0	(a)	384
6.00%, 04/01/28	0	(a)	53
6.00%, 11/01/28	0	(a)	441
6.00%, 12/01/28	0	(a)	978
6.00%, 01/01/29	0	(a)	279
6.00%, 01/01/29	1		1,176
6.00%, 02/01/29	0	(a)	1,329
6.00%, 02/01/29	3		2,965
6.00%, 03/01/29	2		1,552
6.00%, 03/01/29	0	(a)	68
6.00%, 04/01/29	2		1,756
6.00%, 05/01/29	0	(a)	128
6.00%, 06/01/29	0	(a)	12
6.00%, 06/01/29	1		586
6.00%, 07/01/29	1		1,304
6.00%, 04/01/30	1		925
6.00%, 04/01/31	1		815
6.00%, 04/01/31	0	(a)	21
6.00%, 05/01/31	4		4,038
6.00%, 05/01/31	0	(a)	364
6.00%, 11/01/31	6		5,471
6.00%, 02/01/32	2		1,959
6.00%, 03/01/32	2		2,005
6.00%, 04/01/32	4		3,638
6.00%, 06/01/32	1		1,105
6.00%, 09/01/32	2		2,374
6.00%, 11/01/32	26		27,041
6.00%, 12/01/32	18		18,953
6.00%, 12/01/32	0	(a)	658
6.00%, 01/01/33	15		16,658
6.00%, 02/01/33	5		5,431
6.00%, 02/01/33	0	(a)	403
6.00%, 03/01/33	16		15,762
6.00%, 03/01/33	0	(a)	59
6.00%, 05/01/33	2		1,837
6.00%, 10/01/33	2		1,943
6.00%, 11/01/33	1		1,390
6.00%, 12/01/33	15		15,564
6.00%, 02/01/34	3		3,382
6.00%, 03/01/34	1,192		1,231,677
6.00%, 04/01/34	2		2,175
6.00%, 05/01/34	203		209,479
6.00%, 08/01/34	262		270,463

156	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 09/01/34	$0	(a)	$468
6.00%, 09/01/34	10		10,389
6.00%, 10/01/34	11		12,170
6.00%, 11/01/34	79		81,397
6.00%, 11/01/34	0	(a)	447
6.00%, 12/01/34	5		4,726
6.00%, 01/01/35	24		24,992
6.00%, 02/01/35	10		9,813
6.00%, 04/01/35	3		2,782
6.00%, 06/01/35	7		7,534
6.00%, 07/01/35	71		74,031
6.00%, 09/01/35	10		10,404
6.00%, 10/01/35	32		32,757
6.00%, 12/01/35	31		31,599
6.00%, 01/01/36	5		5,232
6.00%, 01/01/36	0	(a)	190
6.00%, 02/01/36	2		1,767
6.00%, 03/01/36	1		773
6.00%, 05/01/36	0	(a)	548
6.00%, 05/01/36	19		19,263
6.00%, 06/01/36	411		424,304
6.00%, 07/01/36	9		8,902
6.00%, 08/01/36	394		408,819
6.00%, 10/01/36	13		13,537
6.00%, 11/01/36	32		32,843
6.00%, 11/01/36	0	(a)	573
6.00%, 12/01/36	9		9,636
6.00%, 01/01/37	3		3,005
6.00%, 02/01/37	64		66,915
6.00%, 02/01/37	0	(a)	504
6.00%, 03/01/37	26		26,408
6.00%, 04/01/37	0	(a)	321
6.00%, 04/01/37	15		15,605
6.00%, 06/01/37	21		22,418
6.00%, 07/01/37	20		20,430
6.00%, 07/01/37	0	(a)	992
6.00%, 08/01/37	16		14,586
6.00%, 09/01/37	11		11,385
6.00%, 10/01/37	4		3,771
6.00%, 11/01/37	30		30,888
6.00%, 12/01/37	24		24,670
6.00%, 12/01/37	0	(a)	51
6.00%, 01/01/38	75		78,648
6.00%, 02/01/38	29		30,846
6.00%, 02/01/38	0	(a)	381
6.00%, 03/01/38	308		320,061
6.00%, 04/01/38	22		22,780
6.00%, 05/01/38	741		771,167
6.00%, 07/01/38	15		15,541
6.00%, 08/01/38	91		94,407
6.00%, 09/01/38	22		22,418
6.00%, 09/01/38	0	(a)	306
6.00%, 10/01/38	14		14,308
6.00%, 11/01/38	10		10,369
6.00%, 12/01/38	5		5,678
6.00%, 06/01/39	2,072		2,141,702
6.00%, 09/01/39	1		1,483
6.00%, 10/01/39	176		182,480
6.00%, 04/01/40	29		29,968
6.00%, 09/01/40	4		4,008
6.00%, 10/01/40	41		42,178

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 07/01/41	$598		$620,120
6.00%, 02/01/49	900		934,295
6.00%, 01/01/53	6,857		6,983,113
6.00%, 02/01/53	6,888		6,938,402
6.00%, 04/01/53	2,934		2,985,512
6.00%, 05/01/53	3,932		3,993,513
6.00%, 06/01/53	12,220		12,355,969
6.00%, 07/01/53	101,705		103,026,975
6.00%, 08/01/53	168,752		170,893,646
6.00%, 09/01/53	51,483		52,038,203
6.00%, 10/01/53	192,784		194,591,658
6.00%, 11/01/53	48,937		49,274,624
6.00%, 12/01/53	11,595		11,714,318
6.00%, 02/01/54	7,140		7,213,130
6.00%, 03/13/54(c)	122,275		122,784,982
6.00%, 04/11/54(c)	18,625		18,699,771
6.50%, 03/01/24	0	(a)	1
6.50%, 11/01/24	0	(a)	22
6.50%, 06/01/25	0	(a)	12
6.50%, 08/01/25	0	(a)	2
6.50%, 12/01/25	0	(a)	77
6.50%, 01/01/26	0	(a)	7
6.50%, 01/01/26	1		880
6.50%, 02/01/26	0	(a)	70
6.50%, 03/01/26	0	(a)	101
6.50%, 04/01/26	0	(a)	82
6.50%, 05/01/26	0	(a)	78
6.50%, 06/01/26	0	(a)	41
6.50%, 11/01/26	0	(a)	37
6.50%, 03/01/27	0	(a)	161
6.50%, 04/01/27	0	(a)	53
6.50%, 11/01/27	0	(a)	61
6.50%, 12/01/27	0	(a)	243
6.50%, 12/01/27	1		502
6.50%, 01/01/28	0	(a)	448
6.50%, 02/01/28	0	(a)	57
6.50%, 04/01/28	0	(a)	132
6.50%, 04/01/28	1		787
6.50%, 05/01/28	1		536
6.50%, 08/01/28	4		3,844
6.50%, 08/01/28	0	(a)	20
6.50%, 09/01/28	0	(a)	180
6.50%, 09/01/28	1		795
6.50%, 10/01/28	0	(a)	176
6.50%, 10/01/28	1		766
6.50%, 11/01/28	0	(a)	318
6.50%, 12/01/28	1		589
6.50%, 12/01/28	0	(a)	293
6.50%, 01/01/29	1		898
6.50%, 01/01/29	0	(a)	211
6.50%, 02/01/29	1		1,094
6.50%, 02/01/29	0	(a)	72
6.50%, 03/01/29	0	(a)	678
6.50%, 03/01/29	3		2,851
6.50%, 04/01/29	1		645
6.50%, 04/01/29	0	(a)	288
6.50%, 05/01/29	0	(a)	366
6.50%, 05/01/29	1		517
6.50%, 06/01/29	10		10,142
6.50%, 06/01/29	0	(a)	1,156
6.50%, 07/01/29	0	(a)	359

S C H E D U L E O F I N V E S T M E N T S	157

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 07/01/29	$2		$1,916
6.50%, 08/01/29	0	(a)	218
6.50%, 09/01/29	0	(a)	416
6.50%, 11/01/29	0	(a)	144
6.50%, 05/01/30	0	(a)	101
6.50%, 12/01/30	1		572
6.50%, 01/01/31	0	(a)	86
6.50%, 03/01/31	0	(a)	338
6.50%, 04/01/31	0	(a)	71
6.50%, 04/01/31	2		1,682
6.50%, 05/01/31	0	(a)	444
6.50%, 05/01/31	4		3,413
6.50%, 06/01/31	0	(a)	84
6.50%, 07/01/31	2		2,066
6.50%, 07/01/31	0	(a)	513
6.50%, 08/01/31	0	(a)	322
6.50%, 08/01/31	1		786
6.50%, 09/01/31	3		2,855
6.50%, 10/01/31	4		3,865
6.50%, 10/01/31	0	(a)	382
6.50%, 11/01/31	2		1,672
6.50%, 12/01/31	3		3,145
6.50%, 12/01/31	0	(a)	154
6.50%, 02/01/32	0	(a)	706
6.50%, 02/01/32	2		2,114
6.50%, 03/01/32	9		8,787
6.50%, 04/01/32	1		573
6.50%, 05/01/32	4		3,910
6.50%, 06/01/32	2		1,637
6.50%, 06/01/32	0	(a)	248
6.50%, 07/01/32	5		5,085
6.50%, 07/01/32	0	(a)	478
6.50%, 08/01/32	12		12,129
6.50%, 08/01/32	0	(a)	497
6.50%, 09/01/32	11		10,886
6.50%, 11/01/32	0	(a)	250
6.50%, 01/01/33	0	(a)	382
6.50%, 03/01/33	4		4,585
6.50%, 05/01/33	0	(a)	791
6.50%, 06/01/33	5		5,314
6.50%, 07/01/33	0	(a)	70
6.50%, 09/01/33	0	(a)	170
6.50%, 11/01/33	4		4,177
6.50%, 01/01/34	6		6,636
6.50%, 03/01/34	0	(a)	218
6.50%, 05/01/34	11		11,154
6.50%, 08/01/34	7		7,065
6.50%, 09/01/34	13		14,449
6.50%, 10/01/34	2		2,081
6.50%, 11/01/34	1		909
6.50%, 04/01/35	2		2,495
6.50%, 02/01/36	5		5,022
6.50%, 05/01/36	1		907
6.50%, 06/01/36	0	(a)	431
6.50%, 07/01/36	0	(a)	344
6.50%, 07/01/36	1		864
6.50%, 08/01/36	34		35,357
6.50%, 08/01/36	0	(a)	233
6.50%, 09/01/36	128		135,403
6.50%, 09/01/36	0	(a)	503
6.50%, 10/01/36	27		27,894

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 11/01/36	$0	(a)	$337
6.50%, 12/01/36	27		28,929
6.50%, 12/01/36	0	(a)	623
6.50%, 02/01/37	6		6,376
6.50%, 03/01/37	3		2,453
6.50%, 06/01/37	1		577
6.50%, 07/01/37	34		35,378
6.50%, 07/01/37	0	(a)	301
6.50%, 08/01/37	1,065		1,126,716
6.50%, 08/01/37	0	(a)	105
6.50%, 09/01/37	0	(a)	145
6.50%, 09/01/37	8		8,571
6.50%, 10/01/37	72		75,888
6.50%, 10/01/37	0	(a)	1,210
6.50%, 11/01/37	18		19,005
6.50%, 11/01/37	0	(a)	235
6.50%, 12/01/37	42		44,707
6.50%, 12/01/37	0	(a)	668
6.50%, 01/01/38	4		4,742
6.50%, 02/01/38	6		6,077
6.50%, 03/01/38	14		14,277
6.50%, 05/01/38	38		39,913
6.50%, 06/01/38	12		12,427
6.50%, 09/01/38	4		4,391
6.50%, 12/01/38	4		4,676
6.50%, 01/01/39	7		7,528
6.50%, 03/01/39	3		3,305
6.50%, 05/01/39	2		2,371
6.50%, 10/01/39	1,036		1,097,072
6.50%, 05/01/40	669		707,655
6.50%, 04/01/53	24,379		25,198,189
6.50%, 07/01/53	11,396		11,737,059
6.50%, 09/01/53	60,603		61,936,674
6.50%, 10/01/53	135,806		139,029,260
6.50%, 11/01/53	62,299		63,679,397
6.50%, 12/01/53	108,059		110,876,665
6.50%, 01/01/54	24,352		24,926,038
6.50%, 02/01/54	31,445		32,446,924
6.50%, 03/13/54(c)	149,400		152,012,240
7.00%, 05/01/24	0	(a)	121
7.00%, 11/01/24	0	(a)	10
7.00%, 08/01/25	0	(a)	71
7.00%, 09/01/25	0	(a)	46
7.00%, 10/01/25	0	(a)	47
7.00%, 12/01/25	0	(a)	265
7.00%, 12/01/25	1		584
7.00%, 02/01/26	0	(a)	92
7.00%, 03/01/26	0	(a)	196
7.00%, 04/01/26	0	(a)	24
7.00%, 05/01/26	0	(a)	399
7.00%, 08/01/26	0	(a)	61
7.00%, 11/01/26	1		1,162
7.00%, 02/01/27	0	(a)	21
7.00%, 04/01/27	0	(a)	99
7.00%, 07/01/27	0	(a)	206
7.00%, 08/01/27	1		1,132
7.00%, 09/01/27	0	(a)	548
7.00%, 11/01/27	0	(a)	119
7.00%, 12/01/27	0	(a)	119
7.00%, 03/01/28	0	(a)	396
7.00%, 04/01/28	0	(a)	467

158	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 07/01/28	$0	(a)	$205
7.00%, 07/01/28	1		534
7.00%, 08/01/28	0	(a)	199
7.00%, 01/01/29	0	(a)	248
7.00%, 02/01/29	0	(a)	271
7.00%, 05/01/29	0	(a)	431
7.00%, 06/01/29	0	(a)	430
7.00%, 07/01/29	0	(a)	18
7.00%, 08/01/29	0	(a)	134
7.00%, 08/01/29	1		863
7.00%, 01/01/30	0	(a)	69
7.00%, 02/01/30	0	(a)	162
7.00%, 09/01/30	1		572
7.00%, 12/01/30	0	(a)	97
7.00%, 02/01/31	0	(a)	127
7.00%, 09/01/31	0	(a)	439
7.00%, 11/01/31	0	(a)	45
7.00%, 03/01/32	3		2,858
7.00%, 04/01/32	22		22,766
7.00%, 04/01/32	0	(a)	267
7.00%, 05/01/32	9		8,989
7.00%, 05/01/32	0	(a)	218
7.00%, 07/01/32	0	(a)	365
7.00%, 08/01/32	1		765
7.00%, 10/01/32	0	(a)	674
7.00%, 12/01/32	8		8,244
7.00%, 01/01/36	2		1,757
7.00%, 07/01/36	1		806
7.00%, 08/01/36	1		869
7.00%, 01/01/37	1		1,191
7.00%, 03/01/37	2		2,556
7.00%, 04/01/37	345		372,479
7.00%, 04/01/37	0	(a)	167
7.00%, 05/01/37	6		6,576
7.00%, 06/01/37	0	(a)	206
7.00%, 06/01/37	7		6,792
7.00%, 09/01/37	0	(a)	459
7.00%, 12/01/37	9		10,247
7.00%, 05/01/38	0	(a)	418
7.00%, 12/01/38	3		2,854
7.00%, 01/01/39	0	(a)	292
7.50%, 03/01/24	0	(a)	—
7.50%, 04/01/24	0	(a)	6
7.50%, 05/01/24	0	(a)	3
7.50%, 06/01/24	0	(a)	1
7.50%, 07/01/24	0	(a)	59
7.50%, 08/01/24	0	(a)	41
7.50%, 09/01/24	0	(a)	8
7.50%, 09/01/25	0	(a)	30
7.50%, 10/01/25	0	(a)	59
7.50%, 11/01/25	0	(a)	216
7.50%, 12/01/25	0	(a)	73
7.50%, 05/01/26	0	(a)	67
7.50%, 07/01/26	0	(a)	8
7.50%, 08/01/26	0	(a)	56
7.50%, 01/01/27	0	(a)	16
7.50%, 04/01/27	0	(a)	130
7.50%, 07/01/27	0	(a)	347
7.50%, 09/01/27	0	(a)	43
7.50%, 11/01/27	0	(a)	58
7.50%, 01/01/28	0	(a)	95

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 07/01/29	$0	(a)	$383
7.50%, 08/01/29	0	(a)	43
7.50%, 09/01/29	1		523
7.50%, 09/01/29	0	(a)	476
7.50%, 10/01/29	0	(a)	43
7.50%, 05/01/30	0	(a)	33
7.50%, 06/01/30	0	(a)	517
7.50%, 12/01/30	0	(a)	526
7.50%, 12/01/30	1		917
7.50%, 01/01/31	0	(a)	155
7.50%, 03/01/31	0	(a)	7
7.50%, 05/01/31	1		1,366
7.50%, 05/01/31	0	(a)	284
7.50%, 06/01/31	0	(a)	604
7.50%, 07/01/32	0	(a)	110
7.50%, 10/01/32	0	(a)	44
7.50%, 03/01/33	2		2,108
7.50%, 06/01/33	0	(a)	222
7.50%, 12/01/37	0	(a)	344
8.00%, 07/01/24	0	(a)	4
8.00%, 08/01/25	0	(a)	15
8.00%, 10/01/25	0	(a)	52
8.00%, 12/01/25	0	(a)	21
8.00%, 01/01/26	0	(a)	107
8.00%, 09/01/26	1		539
8.00%, 08/01/27	0	(a)	84
8.00%, 06/01/28	0	(a)	45
8.00%, 08/01/29	0	(a)	609
8.00%, 04/01/30	0	(a)	59
8.00%, 06/01/30	0	(a)	185
8.00%, 10/01/30	0	(a)	136
8.50%, 06/01/25	0	(a)	11
8.50%, 09/01/25	0	(a)	11
8.50%, 12/01/25	0	(a)	11
8.50%, 12/01/26	0	(a)	105
8.50%, 04/01/30	0	(a)	484
8.50%, 05/01/32	1		1,439
9.00%, 11/01/26	0	(a)	10
9.00%, 06/01/27	0	(a)	191
9.00%, 09/01/30	0	(a)	173
9.00%, 10/01/30	0	(a)	72

			27,959,805,720

Total Long-Term Investments — 100.3% (Cost: $30,815,510,057)			27,959,805,720

	Shares

Short-Term Securities

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(e)(f)(g)	1,081,189,507		1,081,730,102
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(e)(f)	100,000		100,000

Total Short-Term Securities — 3.9% (Cost: $1,080,928,103)			1,081,830,102

Total Investments Before TBA Sales Commitments — 104.2% (Cost: $31,896,438,160)			29,041,635,822

S C H E D U L E O F I N V E S T M E N T S	159

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

TBA Sales Commitments(c)

Mortgage-Backed Securities — (1.0)%
Government National Mortgage Association
5.00%, 03/20/54	(25,000)	$(24,417,594)
5.50%, 03/20/54	(25,000)	(24,833,008)
Uniform Mortgage-Backed Securities
2.00%, 03/18/39	(45,000)	(39,691,959)
2.00%, 03/13/54	(6,895)	(5,417,001)
2.50%, 03/18/39	(5,000)	(4,532,693)
3.00%, 03/18/39	(15,000)	(13,897,152)
4.50%, 03/13/54	(20,000)	(18,930,551)
5.50%, 03/13/54	(44,075)	(43,597,791)
6.00%, 03/13/54	(48,625)	(48,827,804)
6.50%, 03/13/54	(45,875)	(46,677,118)

Total TBA Sales Commitments — (1.0)% (Proceeds: $(271,434,501))		(270,822,671)

Total Investments, Net of TBA Sales Commitments — 103.2% (Cost: $31,625,003,659)		28,770,813,151

Liabilities in Excess of Other Assets — (3.2)%		(892,681,382)

Net Assets — 100.0%		$27,878,131,769

(a)	Rounds to less than 1,000.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Represents or includes a TBA transaction.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security represents an investment of TBA cash collateral.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$2,327,621,011	$—	$(1,245,649,709	)(a)	$592,987	$(834,187)	$1,081,730,102	1,081,189,507	$101,859,277	$1,057
BlackRock Cash Funds: Trea- sury, SL Agency Shares	100,000	—	0	(a)	—	—	100,000	100,000	5,149	—

					$592,987	$(834,187)	$1,081,830,102		$101,864,426	$1,057

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$27,959,805,720	$—	$27,959,805,720
Short-Term Securities
Money Market Funds	1,081,830,102	—	—	1,081,830,102
Liabilities

160	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® MBS ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Investments
TBA Sales Commitments	$—	$(270,822,671)	$—	$(270,822,671)

	$1,081,830,102	$27,688,983,049	$—	$28,770,813,151

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	161

Statements of Assets and Liabilities

February 29, 2024

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$655,937,379	$325,393,890	$3,124,797,813	$27,959,805,720
Investments, at value — affiliated(c)	26,663,723	7,236,146	52,997,739	1,081,830,102
Cash	2,838	9,713	—	—
Cash pledged as collateral for TBA commitments	—	—	—	427,000
Receivables:
Investments sold	1,981,856	3,434,840	54,192,276	671,175
Securities lending income — affiliated	2,832	1,355	11,932	—
TBA sales commitments	—	—	—	271,434,501
Capital shares sold	13,433,775	72,418	35,648	—
Dividends — affiliated	9,545	6,011	30,077	4,526,561
Interest — unaffiliated	5,454,748	2,663,772	24,960,906	82,625,431

Total assets	703,486,696	338,818,145	3,257,026,391	29,401,320,490

LIABILITIES
Bank overdraft	—	—	65,741	3,092,223
Cash received as collateral for TBA commitments	—	—	—	583,000
Collateral on securities loaned, at value	18,863,723	5,046,146	47,137,739	—
TBA sales commitments, at value(d)	—	—	—	270,822,671
Payables:
Investments purchased	17,113,576	3,581,034	44,537,061	1,247,875,200
Investment advisory fees	104,299	52,580	509,012	815,627

Total liabilities	36,081,598	8,679,760	92,249,553	1,523,188,721

Commitments and contingent liabilities

NET ASSETS	$667,405,098	$330,138,385	$3,164,776,838	$27,878,131,769

NET ASSETS CONSIST OF
Paid-in capital	$712,785,698	$349,958,758	$3,336,663,213	$31,279,379,501
Accumulated loss	(45,380,600)	(19,820,373)	(171,886,375)	(3,401,247,732)

NET ASSETS	$667,405,098	$330,138,385	$3,164,776,838	$27,878,131,769

NET ASSET VALUE
Shares outstanding	6,200,000	3,200,000	30,550,000	303,300,000

Net asset value	$107.65	$103.17	$103.59	$91.92

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$678,746,950	$341,231,686	$3,271,504,471	$30,815,510,057
(b) Securities loaned, at value	$18,334,447	$4,869,113	$45,721,602	$—
(c) Investments, at cost — affiliated	$26,663,723	$7,236,146	$52,997,739	$1,080,928,103
(d) Proceeds from TBA sales commitments	$—	$—	$—	$271,434,501

See notes to financial statements.

162	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 29, 2024

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

INVESTMENT INCOME
Dividends — affiliated	$173,187	$52,487	$462,794	$101,864,426
Interest — unaffiliated	22,468,270	9,215,550	93,876,323	878,875,815
Securities lending income — affiliated — net	180,845	26,564	168,973	—
Other income — unaffiliated	—	648	3,256	—
Foreign taxes withheld	—	(308)	—	—

Total investment income	22,822,302	9,294,941	94,511,346	980,740,241

EXPENSES
Investment advisory	1,306,022	484,080	5,953,006	10,067,409
Interest expense	—	35	32	14,604

Total expenses	1,306,022	484,115	5,953,038	10,082,013

Less:
Investment advisory fees waived	—	—	—	(1,025,325)

Total expenses after fees waived	1,306,022	484,115	5,953,038	9,056,688

Net investment income	21,516,280	8,810,826	88,558,308	971,683,553

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,082,950)	(1,057,291)	(14,022,891)	(110,859,560)
Investments — affiliated	—	—	—	592,987
Capital gain distributions from underlying funds — affiliated	—	—	—	1,057
In-kind redemptions — unaffiliated(a)	(6,252,186)	(2,754,524)	(1,047,824)	—

	(8,335,136)	(3,811,815)	(15,070,715)	(110,265,516)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	17,306,433	5,503,711	51,536,682	(202,061,437)
Investments — affiliated	—	—	—	(834,187)

	17,306,433	5,503,711	51,536,682	(202,895,624)

Net realized and unrealized gain (loss)	8,971,297	1,691,896	36,465,967	(313,161,140)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,487,577	$10,502,722	$125,024,275	$658,522,413

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	163

Statements of Changes in Net Assets

	iShares Agency Bond ETF		iShares Government/Credit Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/29/24	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$21,516,280	$11,576,920	$8,810,826	$4,692,211
Net realized loss	(8,335,136)	(26,520,521)	(3,811,815)	(44,352,719)
Net change in unrealized appreciation (depreciation)	17,306,433	(26,765,131)	5,503,711	(746,066)

Net increase (decrease) in net assets resulting from operations	30,487,577	(41,708,732)	10,502,722	(40,406,574)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(21,348,202)	(10,556,499)	(8,102,498)	(4,886,139)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(27,908,584)	25,611,737	173,262,704	(227,772,697)

NET ASSETS
Total increase (decrease) in net assets	(18,769,209)	(26,653,494)	175,662,928	(273,065,410)
Beginning of year	686,174,307	712,827,801	154,475,457	427,540,867

End of year	$667,405,098	$686,174,307	$330,138,385	$154,475,457

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

164	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Intermediate Government/Credit Bond ETF		iShares MBS ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/29/24	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$88,558,308	$49,031,035	$971,683,553	$562,290,132
Net realized loss	(15,070,715)	(47,014,675)	(110,265,516)	(278,853,955)
Net change in unrealized appreciation (depreciation)	51,536,682	(159,326,127)	(202,895,624)	(2,238,229,523)

Net increase (decrease) in net assets resulting from operations	125,024,275	(157,309,767)	658,522,413	(1,954,793,346)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(85,495,884)	(47,097,176)	(949,146,770)	(518,398,942)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	664,430,813	98,268,765	3,438,181,736	3,123,142,907

NET ASSETS
Total increase (decrease) in net assets	703,959,204	(106,138,178)	3,147,557,379	649,950,619
Beginning of year	2,460,817,634	2,566,955,812	24,730,574,390	24,080,623,771

End of year	$3,164,776,838	$2,460,817,634	$27,878,131,769	$24,730,574,390

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	165

Financial Highlights

(For a share outstanding throughout each period)

	iShares Agency Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$106.38	$114.97	$118.50	$118.95	$112.08

Net investment income(a)	3.53	2.01	0.85	1.25	2.61
Net realized and unrealized gain (loss)(b)	1.20	(8.76)	(3.24)	0.87	6.89

Net increase (decrease) from investment operations	4.73	(6.75)	(2.39)	2.12	9.50

Distributions(c)
From net investment income	(3.46)	(1.84)	(0.84)	(2.11)	(2.63)
From net realized gain	—	—	(0.30)	(0.46)	—

Total distributions	(3.46)	(1.84)	(1.14)	(2.57)	(2.63)

Net asset value, end of year	$107.65	$106.38	$114.97	$118.50	$118.95

Total Return(d)
Based on net asset value	4.52%	(5.89)%	(2.02)%	1.77%	8.57%

Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	3.29%	1.85%	0.73%	1.04%	2.27%

Supplemental Data
Net assets, end of year (000)	$667,405	$686,174	$712,828	$788,037	$594,747

Portfolio turnover rate(f)	39%	92%	146%	158%	72%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

166	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$102.98	$117.13	$121.96	$122.67	$111.23

Net investment income(a)	3.73	2.09	1.52	1.88	2.94
Net realized and unrealized gain (loss)(b)	(0.20)	(14.00)	(4.87)	(0.63)	11.59

Net increase (decrease) from investment operations	3.53	(11.91)	(3.35)	1.25	14.53

Distributions from net investment income(c)	(3.34)	(2.24)	(1.48)	(1.96)	(3.09)

Net asset value, end of year	$103.17	$102.98	$117.13	$121.96	$122.67

Total Return(d)
Based on net asset value	3.48%	(10.22)%	(2.76)%	0.99%	13.24%

Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	3.64%	1.94%	1.26%	1.51%	2.52%

Supplemental Data
Net assets, end of year (000)	$330,138	$154,475	$427,541	$280,502	$226,938

Portfolio turnover rate(f)	18%	17%	21%	24%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	167

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$102.32	$111.36	$116.01	$115.67	$108.94

Net investment income(a)	3.07	2.08	1.63	2.04	2.57
Net realized and unrealized gain (loss)(b)	1.16	(9.12)	(4.64)	0.41	6.73

Net increase (decrease) from investment operations	4.23	(7.04)	(3.01)	2.45	9.30

Distributions from net investment income(c)	(2.96)	(2.00)	(1.64)	(2.11)	(2.57)

Net asset value, end of year	$103.59	$102.32	$111.36	$116.01	$115.67

Total Return(d)
Based on net asset value	4.20%	(6.36)%	(2.61)%	2.11%	8.63%

Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.98%	1.99%	1.42%	1.75%	2.29%

Supplemental Data
Net assets, end of year (000)	$3,164,777	$2,460,818	$2,566,956	$2,314,399	$2,186,171

Portfolio turnover rate(f)	19%	22%	30%	26%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

168	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MBS ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$93.15	$104.74	$109.29	$109.75	$105.07

Net investment income(a)	3.32	2.43	1.21	1.77	2.92
Net realized and unrealized gain (loss)(b)	(1.30)	(11.80)	(4.65)	0.02	4.71

Net increase (decrease) from investment operations	2.02	(9.37)	(3.44)	1.79	7.63

Distributions(c)
From net investment income	(3.25)	(2.22)	(1.11)	(1.98)	(2.95)
Return of capital	—	—	—	(0.27)	—

Total distributions	(3.25)	(2.22)	(1.11)	(2.25)	(2.95)

Net asset value, end of year	$91.92	$93.15	$104.74	$109.29	$109.75

Total Return(d)
Based on net asset value	2.23%	(9.01)%	(3.15)%	1.62%	7.35%

Ratios to Average Net Assets(e)
Total expenses	0.04%	0.04%	0.05%	0.06%	0.07%

Total expenses after fees waived	0.03%	0.03%	0.04%	0.05%	0.06%

Net investment income	3.61%	2.52%	1.12%	1.60%	2.72%

Supplemental Data
Net assets, end of year (000)	$27,878,132	$24,730,574	$24,080,624	$26,480,590	$23,837,087

Portfolio turnover rate(f)(g)	219%	249%	349%	405%	253%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
(g)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements

F I N A N C I A L H I G H L I G H T S	169

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Agency Bond	Diversified
Government/Credit Bond	Diversified
Intermediate Government/Credit Bond	Diversified
MBS	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round

170	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or

N O T E S T O F I N A N C I A L S T A T E M E N T S	171

Notes to Financial Statements (continued)

entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

172	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Agency Bond
Nomura Securities International, Inc.	$6,026,461	$(6,026,461)	$—		$—
Pershing LLC	2,487,578	(2,487,578)	—		—
TD Securities (USA) LLC	8,823,936	(8,823,936)	—		—
Wells Fargo Securities LLC	996,472	(996,472)	—		—

	$18,334,447	$(18,334,447)	$—		$—

Government/Credit Bond
Barclays Bank PLC	$491,279	$(491,279)	$—		$—
Barclays Capital, Inc.	12,077	(12,077)	—		—
BMO Capital Markets Corp.	59,098	(59,098)	—		—
BNP Paribas SA	235,403	(235,403)	—		—
BofA Securities, Inc.	51,468	(51,468)	—		—
Citigroup Global Markets, Inc.	1,407,941	(1,407,941)	—		—
Deutsche Bank Securities, Inc.	716,605	(716,605)	—		—
Goldman Sachs & Co. LLC	203,967	(203,967)	—		—
HSBC Securities (USA), Inc.	3,078	(3,078)	—		—
J.P. Morgan Securities LLC	1,066,330	(1,066,330)	—		—
Jefferies LLC	2,998	(2,998)	—		—
Morgan Stanley	127,430	(127,430)	—		—
Nomura Securities International, Inc.	39,465	(39,465)	—		—
RBC Capital Markets LLC	164,772	(155,720)	—		9,052	(b)
UBS Securities LLC	22,700	(22,700)	—		—
Wells Fargo Bank N.A.	260,484	(260,484)	—		—
Wells Fargo Securities LLC	4,018	(4,018)	—		—

	$4,869,113	$(4,860,061)	$—		$9,052

Intermediate Government/Credit Bond
Barclays Bank PLC	$1,455,870	$(1,408,426)	$—		$47,444	(b)
Barclays Capital, Inc.	90,353	(90,353)	—		—
BMO Capital Markets Corp.	435,454	(435,454)	—		—
BNP Paribas SA	705,598	(705,598)	—		—
BNP Paribas SA	—	—	—		—
BofA Securities, Inc.	440,877	(440,877)	—		—
Citigroup Global Markets, Inc.	11,346,528	(11,346,528)	—		—
Deutsche Bank Securities, Inc.	15,030,065	(15,030,065)	—		—
Goldman Sachs & Co. LLC	8,302,959	(8,302,959)	—		—
HSBC Securities (USA), Inc.	371,299	(371,299)	—		—
J.P. Morgan Securities LLC	2,898,500	(2,898,500)	—		—
Jefferies LLC	135,274	(135,274)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	134,583	(134,583)	—		—
Morgan Stanley	602,507	(602,507)	—		—
Pershing LLC	1,232,338	(1,232,338)	—		—
RBC Capital Markets LLC	632,104	(632,104)	—		—
Scotia Capital (USA), Inc.	195,124	(195,124)	—		—
TD Securities (USA) LLC	986,373	(986,373)	—		—
UBS Securities LLC	207,544	(207,544)	—		—
Wells Fargo Securities LLC	518,252	(518,252)	—		—

	$45,721,602	$(45,674,158)	$—		$47,444

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of February 29, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	173

Notes to Financial Statements (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Agency Bond	0.20%
Government/Credit Bond	0.20
Intermediate Government/Credit Bond	0.20

Effective January 5, 2022, for its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $121 billion	0.0400%
Over $121 billion, up to and including $181 billion	0.0380
Over $181 billion, up to and including $231 billion	0.0361
Over $231 billion, up to and including $281 billion	0.0343
Over $281 billion	0.0326

Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. For the iShares MBS ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 in order to limit total annual operating expenses after fee waiver to 0.04% of average daily net assets.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 29, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

MBS	$1,025,325

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee fromAuthorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Prior to January 08, 2024 (date of conversion for iShares Intermediate Government/Credit Bond ETF), ETF Services were performed by State Street Bank and Trust Company.

Prior to January 26, 2024 (date of conversion for iShares Agency Bond ETF, iShares Government/Credit Bond ETF and iShares MBS ETF), ETF Services were performed by State Street Bank and Trust Company.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

174	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Agency Bond	$45,376
Government/Credit Bond	5,910
Intermediate Government/Credit Bond	42,387

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 29, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

Agency Bond	$261,224,735	$239,101,341	$7,125,900	$6,613,920
Government/Credit Bond	31,189,486	32,186,387	11,288,399	11,093,291
Intermediate Government/Credit Bond	382,691,484	406,908,623	172,030,233	151,866,157
MBS	58,500,746,855	58,971,908,528	136,694,143	135,190,306

For the year ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Agency Bond	$125,479,289	$190,653,462
Government/Credit Bond	269,453,926	98,607,737
Intermediate Government/Credit Bond	1,255,021,255	602,785,329
MBS	3,847,203,119	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	175

Notes to Financial Statements (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

Agency Bond	$(6,267,204)	$6,267,204
Government/Credit Bond	(2,754,524)	2,754,524
Intermediate Government/Credit Bond	(1,047,824)	1,047,824

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/29/24	Year Ended 02/28/23

Agency Bond
Ordinary income	$21,348,202	$10,556,499

Government/Credit Bond
Ordinary income	$8,102,498	$4,886,139

Intermediate Government/Credit Bond
Ordinary income	$85,495,884	$47,097,176

MBS
Ordinary income	$949,146,770	$518,398,942

As of February 29, 2024, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total

Agency Bond	$1,850,557	$(24,421,586)	$(22,809,571)	$(45,380,600)
Government/Credit Bond	1,074,685	(5,025,016)	(15,870,042)	(19,820,373)
Intermediate Government/Credit Bond	8,537,409	(33,218,302)	(147,205,482)	(171,886,375)
MBS	89,739,841	(584,170,780)	(2,906,816,793)	(3,401,247,732)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Agency Bond	$705,410,673	$970,121	$(23,779,692)	$(22,809,571)
Government/Credit Bond	348,500,078	1,684,587	(17,554,629)	(15,870,042)
Intermediate Government/Credit Bond	3,325,001,034	5,093,658	(152,299,140)	(147,205,482)
MBS	31,949,064,445	75,934,794	(2,982,751,587)	(2,906,816,793)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

176	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	177

Notes to Financial Statements (continued)

Transactions in capital shares were as follows:

	Year Ended 02/29/24		Year Ended 02/28/23

iShares ETF	Shares	Amount	Shares	Amount

Agency Bond
Shares sold	1,750,000	$186,940,326	1,350,000	$145,437,914
Shares redeemed	(2,000,000)	(214,848,910)	(1,100,000)	(119,826,177)

	(250,000)	$(27,908,584)	250,000	$25,611,737

Government/Credit Bond
Shares sold	2,700,000	$274,968,394	1,250,000	$136,441,706
Shares redeemed	(1,000,000)	(101,705,690)	(3,400,000)	(364,214,403)

	1,700,000	$173,262,704	(2,150,000)	$(227,772,697)

Intermediate Government/Credit Bond
Shares sold	12,400,000	$1,275,681,580	7,850,000	$816,864,185
Shares redeemed	(5,900,000)	(611,250,767)	(6,850,000)	(718,595,420)

	6,500,000	$664,430,813	1,000,000	$98,268,765

MBS
Shares sold	50,600,000	$4,624,720,265	60,100,000	$5,534,768,968
Shares redeemed	(12,800,000)	(1,186,538,529)	(24,500,000)	(2,411,626,061)

	37,800,000	$3,438,181,736	35,600,000	$3,123,142,907

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

178	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the four funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2024, the related statements of operations for the year ended February 29, 2024, the statements of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2024 and each of the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.

iShares Agency Bond ETF

iShares Government/Credit Bond ETF

iShares Intermediate Government/Credit Bond ETF

iShares MBS ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 19, 2024

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	179

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 29, 2024:

iShares ETF	Federal Obligation Interest

Agency Bond	$1,459,267
Government/Credit Bond	4,442,181
Intermediate Government/Credit Bond	48,761,521
MBS	2,936,761

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 29, 2024:

iShares ETF	Interest Dividends

Agency Bond	$21,307,588
Government/Credit Bond	8,800,242
Intermediate Government/Credit Bond	88,560,020
MBS	971,799,686

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 29, 2024:

iShares ETF	Interest-Related Dividends

Agency Bond	$21,275,904
Government/Credit Bond	8,011,103
Intermediate Government/Credit Bond	80,278,209
MBS	971,799,686

180	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Agency Bond ETF, iShares Government/Credit Bond ETF, iShares Intermediate Government/Credit Bond ETF and iShares MBS ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	181

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Agency Bond	$3.463901	$—	$—	$3.463901	100%	—%	—%	100%
Government/Credit Bond	3.343478	—	—	3.343478	100	—	—	100

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

182	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 401 funds as of February 29, 2024. With the exception of Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (1957)	Trustee (since 2009).	President, of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (1956)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Cecilia H. Herbert (1949)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Member of the Wyoming State Investment Funds Committee (since 2022); Director of the Jackson Hole Center for the Arts (since 2021); Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (1959)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	183

Trustee and Officer Information (unaudited) (continued)

Independent Trustees (continued)

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Martinez (1961)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (1964)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years

Dominik Rohé (1973)	President (since 2023).	Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-2023).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Aaron Wasserman (1974)	Chief Compliance Officer (iShares, Inc. and iShares Trust, since 2023; iShares U.S. ETF Trust, since 2023).	Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director, of BlackRock, Inc. (since 2023); Director, of BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (1982)	Executive Vice President (since 2022).	Managing Director, of BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering of BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020-2021); Head of Developed Markets Portfolio Engineering of BlackRock, Inc. (2016-2019).

Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).

James Mauro (1970)	Executive Vice President (since 2022).	Managing Director, of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).

Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Effective February 1, 2024, Salim Ramji resigned as Trustee of the Trust.
Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as Trustee of the Trust.
Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.
Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.
Effective April 8, 2024, Laura Fergerson was appointed as Trustee of the Trust.
Effective April 8, 2024, James Lam was appointed as Trustee of the Trust.

184	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	185

Glossary of Terms Used in this Report

Portfolio Abbreviation

BAB	Build America Bond

CMT	Constant Maturity Treasury

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

STRIPS	Separate Trading of Registered Interest & Principal of Securities

TBA	To-Be-Announced

186	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-205-0224

FEBRUARY 29, 2024

2024 Annual Report

iShares Trust

•	iShares California Muni Bond ETF | CMF | NYSE Arca
•	iShares National Muni Bond ETF | MUB | NYSE Arca
•	iShares New York Muni Bond ETF | NYF | NYSE Arca
•	iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

Municipal Bond Market Overview

U.S. municipal bonds gained ground in the 12-month period ended February 29, 2024. The ICE AMT-Free Municipal Bond Index returned 5.22% for the period, exceeding the 3.33% return of the Bloomberg U.S. Aggregate Bond Index (a broad measure of performance for taxable, investment-grade bonds).

The 12-month gain for the index belies the challenging environment for the bond market through the first eight months of the period. During this time, yields drifted steadily higher (as prices fell) in response to better-than-expected economic growth and continued interest rate increases by the U.S. Federal Reserve (Fed). The Fed raised rates by a quarter-point at its meetings in March, May, and July 2023, moving its benchmark fed funds rate to a range of 5.25% - 5.50%. Although the Fed’s aggressive actions contributed to a decline in inflation, U.S. economic growth remained robust behind persistent strength in the labor market. This trend gave rise to expectations that the central bank would need to keep rates “higher for longer,” fueling a sharp sell-off in the bond market in the span from August through October 2023.

The investment backdrop improved considerably in the final two months of 2023, touching off a rally that helped the fixed-income market quickly recover its earlier losses. The headline Consumer Price Index fell to its lowest levels since early 2021 in the November report, surprising the markets and causing the consensus to shift toward the view that the Fed was in fact finished raising rates. In December, Fed Chairman Jerome Powell provided another positive surprise with his suggestion that rate cuts could begin as early as the first half of 2024. Bond prices moved surged in response, with the credit sectors leading the way amid a pronounced improvement in investor sentiment. While yields crept higher in January and February, the ICE AMT-Free Municipal Bond Index finished in positive territory on the strength of its earlier advance.

Municipal bonds were well supported by the combination of the improving interest rate environment and the robust fundamentals within the asset class. State and local governments continued to benefit from strong tax receipts, budget surpluses, high levels of reserves, and ample “rainy day” funds. Defaults remained in line with historical levels, and credit upgrades firmly outpaced downgrades. These factors, together with reduced new-issue supply and attractive tax-equivalent yields, provided a firm foundation for municipal bond performance over the past 12 months.

4	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® California Muni Bond ETF

Investment Objective

The iShares California Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the ICE AMT-Free California Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.20%	1.61%	2.35%	5.20%	8.32%	26.12%
Fund Market	5.45	1.66	2.36	5.45	8.58	26.24
Index	5.24	1.83	2.59	5.24	9.49	29.14

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through September 14, 2021, reflects the performance of S&P California AMT-Free Municipal Bond IndexTM. Index performance beginning on September 15, 2021 reflects the performance of the ICE AMT-Free California Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,040.20	$1.12		$1,000.00	$1,023.80	$1.11		0.22%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024 (continued)	iShares® California Muni Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	15.1%
AA+	11.4
AA	14.0
AA-	34.4
A+	5.5
A	3.0
A-	1.1
BBB+	0.2
Not Rated	15.3

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
California Educational Facilities Authority RB, Series U-6, 5.00%, 05/01/45	0.9%
Metropolitan Water District of Southern California RB, Series A, 5.00%, 10/01/49	0.6
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.00%, 01/15/46	0.6
State of California GO, 5.00%, 11/01/32	0.6
San Diego Unified School District/CA GO, 5.00%, 07/01/48	0.5

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® National Muni Bond ETF

Investment Objective

The iShares National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the ICE AMT-Free US National Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.20%	1.91%	2.44%	5.20%	9.93%	27.26%
Fund Market	5.24	1.92	2.44	5.24	10.00	27.26
Index	5.22	1.97	2.62	5.22	10.26	29.51

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through September 14, 2021, reflects the performance of S&P National AMT-Free Municipal Bond IndexTM. Index performance beginning on September 15, 2021 reflects the performance of the ICE AMT-Free US National Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,040.20	$0.30		$1,000.00	$1,024.60	$0.30		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 29, 2024 (continued)	iShares® National Muni Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	24.2%
AA+	21.3
AA	13.2
AA-	16.6
A+	5.3
A	2.4
A-	7.7
BBB+	0.3
BBB	0.1
BB+	0.0	(b)
Not Rated	8.9

TEN LARGEST STATES

State	Percent of Total Investments	(a)
New York	23.5%
California	20.3
Texas	7.1
Massachusetts	4.5
New Jersey	4.4
Illinois	4.2
Washington	3.8
Pennsylvania	3.4
Georgia	2.8
Maryland	2.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

8	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® New York Muni Bond ETF

Investment Objective

The iShares NewYork Muni Bond ETF (the “Fund”) seeks to track the investment results of an index substantially composed of investment-grade municipal bonds issued in the State of New York, as represented by the ICE AMT-Free New York Plus Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.36%	1.67%	2.33%	5.36%	8.61%	25.89%
Fund Market	5.81	1.69	2.36	5.81	8.72	26.26
Index	5.35	1.81	2.51	5.35	9.37	28.14

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index returns through September 14, 2021 reflect the performance of the S&P New York AMT-Free Municipal Bond Index. Index returns beginning on September 15, 2021 reflect the performance of the ICE AMT-Free New York Municipal Index, which, effective as of September 15, 2021, replaced the S&P New York AMT-Free Municipal Bond Index as the Underlying Index of the Fund. Effective February 1, 2024, the name of the Fund’s Underlying Index changed from the ICE AMT Free New York Municipal Index to the ICE AMT-Free New York Plus Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,040.80	$1.27		$1,000.00	$1,023.60	$1.26		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of February 29, 2024 (continued)	iShares® New York Muni Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	23.1%
AA+	20.7
AA	20.9
AA-	13.3
A+	1.6
A	5.6
A-	6.0
BBB+	0.3
Not Rated	8.5

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Utility Debt Securitization Authority RB, 5.00%, 12/15/41	1.0%
New York State Urban Development Corp. RB, Series A, 5.00%, 03/15/29	0.9
New York City Transitional Finance Authority Future Tax Secured Revenue RB, 5.25%, 08/01/42	0.9
New York City Transitional Finance Authority Future Tax Secured Revenue RB, 3.75%, 02/01/45	0.8
New York State Dormitory Authority RB, 5.00%, 07/01/26	0.8

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® Short-Term National Muni Bond ETF

Investment Objective

The iShares Short-Term National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the ICE Short Maturity AMT-Free US National Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.30%	1.13%	0.95%	3.30%	5.80%	9.90%
Fund Market	3.33	1.14	0.95	3.33	5.84	9.94
Index	3.45	1.25	1.16	3.45	6.39	12.17

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through September 14, 2021, reflects the performance of S&P Short Term National AMT-Free Municipal Bond IndexTM. Index performance beginning on September 15, 2021 reflects the performance of the ICE Short Maturity AMT-Free US National Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,022.00	$0.35		$1,000.00	$1,024.50	$0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	11

Fund Summary as of February 29, 2024 (continued)	iShares® Short-Term National Muni Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	36.0%
AA+	22.1
AA	10.6
AA-	11.3
A+	3.3
A	1.5
A-	7.1
BBB	0.0	(b)
Not Rated	8.1

TEN LARGEST STATES

State	Percent of Total Investments	(a)
California	13.4%
New York	12.8
Texas	8.9
Washington	5.0
Massachusetts	4.7
Maryland	4.3
New Jersey	3.9
Virginia	3.5
Minnesota	3.5
North Carolina	3.0

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

12	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	13

Schedule of Investments February 29, 2024	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 99.6%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)	$200	$228,395
Alameda Corridor Transportation Authority RB 0.00%, 10/01/32 (NPFGC)(a)	745	553,272
0.00%, 10/01/47 (Call 10/01/37)	1,630	898,745
0.00%, 10/01/48 (Call 10/01/37)	665	364,970
0.00%, 10/01/49 (Call 10/01/37)	665	363,343
0.00%, 10/01/50 (Call 10/01/37)	2,195	1,188,549
0.00%, 10/01/51 (Call 10/01/34)	1,000	276,764
0.00%, 10/01/51 (Call 10/01/37) (AGM)	1,000	545,766
0.00%, 10/01/53 (Call 10/01/34)	5,000	1,165,445
5.00%, 10/01/52 (Call 10/01/32) (AGM)	285	308,416
series B, 4.00%, 10/01/35 (Call 10/01/26) (AGM)	255	256,388
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,050,307
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,048,284
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	627,344
Alameda County Transportation Commission RB 5.00%, 03/01/40 (Call 03/01/32)	4,215	4,829,672
5.00%, 03/01/41 (Call 03/01/32)	1,860	2,121,724
5.00%, 03/01/45 (Call 03/01/32)	2,000	2,246,765
Alhambra Unified School District GO, Series B, 0.00%, 08/01/39(a	5,100	2,863,101
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)	1,295	951,006
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	1,081,899
Anaheim Housing & Public Improvements Authority RB
Series A, 5.00%, 10/01/50 (Call 10/01/25)	200	204,275
Series C, 5.00%, 10/01/45 (Call 10/01/25)	1,500	1,535,739
Anaheim Public Financing Authority RB, 5.00%, 05/01/46 (PR 05/01/24)	6,830	6,849,326
Anaheim Union High School District GO, 4.00%, 08/01/42 (Call 08/01/27)	4,060	4,076,975
Bay Area Toll Authority RB 4.00%, 04/01/29 (Call 04/01/27)	500	519,104
4.00%, 04/01/33 (Call 04/01/27)	1,695	1,750,942
4.00%, 04/01/34 (Call 04/01/27)	3,500	3,606,211
4.00%, 04/01/38 (Call 04/01/27)	400	404,623
4.00%, 04/01/42 (Call 04/01/27)	6,035	6,057,613
4.00%, 04/01/47 (Call 04/01/27)	1,500	1,500,234
4.00%, 04/01/49 (Call 04/01/27)	2,455	2,450,338
5.00%, 04/01/28	1,945	2,145,707
5.00%, 04/01/29	3,000	3,390,184
5.00%, 04/01/54 (Call 04/01/33)	5,000	5,543,873
5.25%, 04/01/54 (Call 04/01/33)	8,000	9,057,073
VRDN, 2.00%, 04/01/53 (Put 04/01/24)(b)	1,955	1,953,069
VRDN, 2.13%, 04/01/53 (Put 10/01/24)(b)	1,200	1,179,575
VRDN, 3.70%, 04/01/55 (Put 02/29/24)(b)	5,000	5,000,000
Series A, VRDN, 2.95%, 04/01/47 (Put 10/01/25)(b)	725	713,423
Series B, VRDN, 2.85%, 04/01/47 (Put 10/01/24)(b)	725	718,145
Series F-1, 5.00%, 04/01/56 (PR 04/01/27)	1,405	1,510,429
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	2,980	3,012,072
Series S-8, 3.00%, 04/01/54 (Call 10/01/29)	5,085	3,850,816
Series S-8, 5.00%, 04/01/56 (PR 10/01/29)	2,000	2,279,908
Beverly Hills Unified School District CA GO 0.00%, 08/01/27	11,500	10,432,646
0.00%, 08/01/29(a)	2,195	1,884,427
Series 2008, 0.00%, 08/01/33(a)	2,515	1,906,241

Security	Par (000)	Value

California (continued)
California Educational Facilities Authority RB 5.00%, 04/01/45 (Call 04/01/25)	$500	$507,836
5.00%, 09/01/45 (PR 09/01/25)	5,000	5,163,564
5.00%, 10/01/49 (PR 04/01/26)	250	262,007
5.25%, 04/01/40	4,650	5,854,775
Series A, 5.00%, 10/01/53 (Call 10/01/28)	1,120	1,158,551
Series T-1, 5.00%, 03/15/39	4,950	6,111,655
Series U-3, 5.00%, 06/01/43	2,090	2,563,965
Series U-6, 5.00%, 05/01/45	20,280	24,883,542
Series U-7, 5.00%, 06/01/46	2,650	3,251,407
Series V-1, 5.00%, 05/01/29	500	567,909
Series V-1, 5.00%, 05/01/49	7,260	8,852,135
California Infrastructure & Economic Development Bank RB
4.00%, 10/01/45 (Call 10/01/32)	5,000	5,154,826
5.00%, 10/01/24	890	899,986
5.00%, 10/01/26	215	228,741
5.00%, 10/01/26 (Call 04/01/26)	3,550	3,733,697
5.00%, 10/01/27	505	552,270
5.00%, 10/01/28	1,000	1,120,528
5.00%, 10/01/28 (Call 04/01/28)	545	603,678
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,073,091
5.00%, 10/01/43 (Call 04/01/28)	2,000	2,144,846
5.00%, 10/01/47 (Call 10/01/32)	1,175	1,324,949
5.00%, 10/01/48 (Call 04/01/28)	125	133,113
5.00%, 08/01/49 (Call 08/01/29)	3,125	3,338,108
5.00%, 10/01/52 (Call 10/01/32)	8,000	8,929,361
Series A, 4.00%, 10/01/45 (PR 10/01/26)	500	518,153
Series A, 5.00%, 07/01/25 (ETM) (FGIC)	300	309,023
Series A, 5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	885,518
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,410	1,549,764
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	813,351
Series A, 5.00%, 10/01/41 (PR 10/01/26)	700	742,754
California Municipal Finance Authority RB 5.00%, 01/01/48 (PR 01/01/28)	1,000	1,094,894
Series A, 5.00%, 06/01/42 (Call 06/01/27)	500	522,141
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	597,681
California State Public Works Board RB 4.00%, 11/01/41 (Call 11/01/31)	2,510	2,599,362
4.63%, 11/01/48 (Call 11/01/33)	13,760	14,493,877
5.00%, 02/01/25	5,005	5,094,679
5.00%, 08/01/25	6,680	6,874,465
5.00%, 10/01/27	375	407,008
5.00%, 10/01/27 (ETM)	20	21,736
5.00%, 11/01/27	4,510	4,904,608
5.00%, 06/01/28	2,000	2,207,443
5.00%, 08/01/28	1,000	1,107,978
5.00%, 10/01/29 (Call 10/01/27)	235	252,635
5.00%, 10/01/29 (PR 10/01/27)	15	16,302
5.00%, 09/01/30	2,735	3,155,967
5.00%, 11/01/30	1,405	1,626,229
5.00%, 09/01/31	4,875	5,727,825
5.00%, 09/01/34 (Call 09/01/33)	5,000	6,053,540
5.00%, 11/01/36 (Call 11/01/33)	5,000	5,960,841
5.00%, 11/01/40 (Call 11/01/31)	1,000	1,133,062
5.00%, 11/01/46 (Call 11/01/31)	3,100	3,440,695
Series A, 5.00%, 09/01/25 (Call 09/01/24)	3,100	3,129,923
Series A, 5.00%, 09/01/26 (Call 09/01/24)	2,620	2,640,850
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,265	1,274,697
Series A, 5.00%, 09/01/29 (Call 09/01/24)	2,205	2,222,225

14	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 09/01/32 (Call 09/01/24)	$1,000	$1,007,422
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,007,032
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,012,978
Series C, 5.00%, 11/01/27	1,140	1,239,746
Series C, 5.00%, 11/01/29	1,530	1,738,586
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,575	1,659,426
Series D, 5.00%, 06/01/25	350	358,846
Series F, 5.00%, 05/01/25	300	307,022
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	357,953
California State University RB 5.00%, 11/01/26	370	394,239
5.00%, 11/01/33 (Call 05/01/27)	1,325	1,423,468
5.25%, 11/01/48 (Call 11/01/33)	1,445	1,674,459
Series A, 4.00%, 11/01/35 (Call 05/01/26)	3,000	3,037,939
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,477,884
Series A, 4.00%, 11/01/38 (Call 05/01/26)	2,005	2,022,049
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	199,631
Series A, 4.00%, 11/01/45 (Call 05/01/26)	985	970,220
Series A, 5.00%, 11/01/26 (PR 11/01/24)	400	405,099
Series A, 5.00%, 11/01/27 (Call 05/01/26)	1,385	1,460,532
Series A, 5.00%, 11/01/27 (PR 11/01/24)	400	405,099
Series A, 5.00%, 11/01/28 (PR 11/01/24)	3,370	3,412,959
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,070	1,127,033
Series A, 5.00%, 11/01/29 (PR 11/01/24)	1,425	1,443,166
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	560,247
Series A, 5.00%, 11/01/30 (PR 11/01/24)	505	511,437
Series A, 5.00%, 11/01/31 (Call 11/01/25)	2,500	2,585,401
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	538,243
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,500	1,574,104
Series A, 5.00%, 11/01/32 (PR 11/01/24)	2,000	2,025,495
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	517,063
Series A, 5.00%, 11/01/33 (PR 11/01/24)	1,500	1,519,121
Series A, 5.00%, 11/01/35 (Call 11/01/25)	2,780	2,869,845
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	481,744
Series A, 5.00%, 11/01/36 (Call 05/01/27)	485	517,423
Series A, 5.00%, 11/01/39 (Call 11/01/29)	1,515	1,680,938
Series A, 5.00%, 11/01/39 (PR 11/01/24)	500	506,374
Series A, 5.00%, 11/01/41 (Call 05/01/26)	650	675,248
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,708,523
Series A, 5.00%, 11/01/44 (PR 11/01/24)	13,290	13,459,416
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	786,109
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,330,884
Series A, 5.00%, 11/01/48 (Call 11/01/28)	3,550	3,799,374
Series C, 4.00%, 11/01/45 (Call 11/01/30)	4,470	4,502,347
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	252,525
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (PR 08/01/26)	2,000	2,064,692
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	249,743
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	2,807,201
Series C, 3.00%, 08/01/44 (Call 08/01/29)	250	210,725
Series D, 0.00%, 08/01/26(a)	545	507,060
Chabot-Las Positas Community College District GO 4.00%, 08/01/33 (Call 08/01/26)	1,000	1,019,430
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,016,644
5.00%, 08/01/27	500	542,236
5.25%, 08/01/48 (Call 08/01/33)	400	455,186
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,290	1,295,394
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,000,014

Security	Par (000)	Value

California (continued)
Chaffey Community College District GO, 3.00%, 06/01/33 (Call 06/01/28)	$1,800	$1,794,120
Chaffey Joint Union High School District GO 5.25%, 08/01/52 (Call 08/01/32)	1,500	1,681,537
Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	499,485
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	3,790	3,852,221
Chino Valley Unified School District GO, 4.00%, 08/01/45 (Call 08/01/30)	2,500	2,518,269
City & County of San Francisco CA GO 5.00%, 06/15/26	1,500	1,582,986
5.00%, 06/15/27	500	541,686
Series R, 5.00%, 06/15/28	3,500	3,884,572
Series R1, 5.00%, 06/15/24 (Call 03/21/24)	175	175,159
Series R1, 5.00%, 06/15/25	2,815	2,893,315
Series R1, 5.00%, 06/15/26 (Call 03/21/24)	550	551,404
Series R1, 5.00%, 06/15/31 (Call 06/15/28)	1,500	1,662,052
City of Irvine CA Special Assessment, VRDN, 3.71%, 09/02/24 (Put 03/01/24)(b)	1,800	1,800,000
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/44 (Call 05/15/29)	2,000	2,175,097
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,566,074
City of Los Angeles CA, 5.00%, 06/27/24	8,000	8,046,546
City of Los Angeles CA Solid Waste Resources Revenue RB
5.00%, 02/01/37 (Call 02/01/33)	1,000	1,197,156
5.00%, 02/01/38 (Call 02/01/33)	1,000	1,182,679
City of Los Angeles CA Wastewater System Revenue RB
4.00%, 06/01/52 (Call 06/01/32)	1,420	1,443,243
5.00%, 06/01/26	3,815	4,020,191
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	501,895
Series A, 5.00%, 06/01/35 (Call 03/21/24)	2,450	2,454,655
Series A, 5.00%, 06/01/43 (Call 03/21/24)	1,435	1,437,727
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,069,740
Series A, 5.00%, 06/01/47 (Call 06/01/32)	3,275	3,673,436
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,000	1,058,763
Series B, 5.00%, 06/01/27	3,860	4,176,448
Series C, 5.00%, 06/01/29	2,000	2,270,679
Series C, 5.00%, 06/01/30	2,000	2,318,338
Series C, 5.00%, 06/01/32	2,500	3,008,493
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	932,196
City of Los Angeles Department of Airports RB 5.00%, 05/15/25	360	369,212
5.00%, 05/15/25 (ETM)	140	143,501
5.00%, 05/15/28	280	310,736
5.00%, 05/15/48 (Call 05/15/29)	1,020	1,096,361
Series A, 5.00%, 05/15/26	1,000	1,053,453
Series A, 5.00%, 05/15/32 (Call 11/15/29)	1,070	1,224,740
Series A, 5.00%, 05/15/36 (Call 11/15/29)	5,330	6,034,995
Series A, 5.00%, 05/15/39 (Call 11/15/29)	4,430	4,944,017
Series A, 5.00%, 05/15/40 (Call 11/15/29)	1,425	1,581,935
Series B, 5.00%, 05/15/25	1,135	1,164,042
Series B, 5.00%, 05/15/32 (Call 05/15/30)	1,000	1,159,577
Series B, 5.00%, 05/15/35 (Call 05/15/31)	2,105	2,464,856
Series B, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,105,905
Series B, 5.00%, 05/15/45 (Call 05/15/31)	2,205	2,458,915
Series B, 5.00%, 05/15/48 (Call 05/15/31)	475	522,670
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	1,787,518
Series E, 5.00%, 05/15/44 (Call 11/15/28)	1,500	1,620,435

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 29, 2024	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Riverside CA Electric Revenue RB
Series A, 5.00%, 10/01/36 (Call 04/01/29)	$1,025	$1,143,159
Series A, 5.00%, 10/01/48 (Call 04/01/29)	3,695	3,958,642
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	511,192
City of Sacramento CA Transient Occupancy Tax Revenue RB, Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,050,292
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/30 (Call 11/01/26)	1,055	1,086,504
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,540,475
5.00%, 11/01/25	455	471,833
5.00%, 11/01/25 (Call 05/01/25)	1,700	1,744,205
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,498,948
5.00%, 11/01/31	1,000	1,199,188
5.00%, 11/01/32	1,000	1,215,917
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,025,303
5.00%, 11/01/32 (Call 11/01/26)	370	393,811
5.00%, 11/01/34 (Call 11/01/26)	1,740	1,849,343
5.00%, 11/01/35 (Call 11/01/33)	1,440	1,765,350
5.00%, 11/01/39 (Call 11/01/33)	1,000	1,192,221
5.00%, 11/01/42 (PR 11/01/24)	4,325	4,380,133
5.00%, 11/01/43 (Call 11/01/33)	3,550	4,120,021
Series A, 5.00%, 11/01/33 (Call 11/01/26)	1,835	1,951,632
Series B, 5.00%, 11/01/50 (Call 11/01/27)	2,000	2,101,606
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,082,403
City of San Jose CA GO 5.00%, 09/01/45 (Call 03/01/31)	7,035	7,830,753
5.00%, 09/01/47 (Call 03/01/29)	2,000	2,152,206
Series A, 5.00%, 09/01/39 (Call 03/01/31)	3,150	3,597,772
Series A, 5.00%, 09/01/42 (Call 03/01/31)	2,175	2,454,240
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	2,650	2,864,940
Series C, 5.00%, 09/01/28	370	412,081
City of Santa Rosa CA Wastewater Revenue RB, 0.00%, 09/01/32 (AMBAC)	5,000	3,788,267
Clovis Unified School District GO 4.00%, 08/01/40 (Call 08/01/25)	105	105,287
4.00%, 08/01/40 (PR 08/01/25)	145	147,375
Coast Community College District GO 0.00%, 08/01/30 (AGM)(a)	2,985	2,440,507
0.00%, 08/01/34 (Call 08/01/25)(a)	500	325,419
5.00%, 08/01/29 (PR 08/15/25)	4,905	5,049,594
5.00%, 08/01/31 (Call 08/15/25)	2,335	2,403,833
5.00%, 08/01/36 (PR 08/01/27)	1,500	1,628,759
Series B, 0.00%, 08/01/27 (AGM)(a)	320	287,776
Series B, 0.00%, 08/01/28 (AGM)(a)	2,050	1,788,418
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	502,726
Series F, 0.00%, 08/01/43 (Call 08/01/29)(a)	1,000	437,119
Series F, 3.00%, 08/01/39 (Call 02/01/29)	2,520	2,307,966
Contra Costa Community College District GO, Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	1,250	1,247,495
Contra Costa Water District RB 4.00%, 10/01/46 (Call 10/01/31)	3,440	3,506,425
Series W, 5.00%, 10/01/51 (Call 10/01/31)	5,775	6,358,359
Corona-Norco Unified School District GO 4.00%, 08/01/43 (Call 08/01/28)	3,725	3,730,400
Series A, 5.00%, 08/01/40 (PR 08/01/25)	1,500	1,543,038
County of Los Angeles CA, 5.00%, 06/28/24	9,780	9,840,228
County of Riverside CA, 5.00%, 06/28/24	3,335	3,354,645

Security	Par (000)	Value

California (continued)
County of Sacramento CA Airport System Revenue RB
Series A, 5.00%, 07/01/41 (Call 07/01/26)	$1,000	$1,033,028
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,078,933
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	822,814
County of Santa Clara CA GO
Series B, 5.00%, 08/01/34 (Call 08/01/32)	5,890	7,059,386
Series C, 4.00%, 08/01/38 (Call 08/01/27)	750	765,524
Desert Community College District GO 4.00%, 08/01/39 (Call 08/01/27)	500	509,125
5.00%, 08/01/37 (PR 02/01/26)	1,000	1,042,496
Desert Sands Unified School District GO, Series 2014, 4.00%, 08/01/44 (Call 08/01/27)	1,000	1,005,309
Dublin Unified School District GO, 4.25%, 08/01/53 (Call 08/01/33)	5,000	5,107,539
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/24	425	427,084
5.00%, 06/01/28	1,000	1,112,619
5.00%, 06/01/30	1,000	1,162,897
5.00%, 06/01/33	2,000	2,460,636
5.00%, 06/01/34 (Call 06/01/33)	2,000	2,459,324
Series A, 4.00%, 06/01/45 (Call 06/01/27)	1,000	1,002,470
Series A, 5.00%, 06/01/27 (Call 06/01/25)	1,005	1,032,700
Series A, 5.00%, 06/01/28 (Call 06/01/25)	250	256,784
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	308,013
Series A, 5.00%, 06/01/35 (Call 06/01/25)	540	553,490
Series A, 5.00%, 06/01/37 (Call 06/01/32)	2,000	2,358,491
Series A, 5.00%, 06/01/42 (Call 06/01/27)	4,460	4,728,409
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,054,835
Series B, 5.00%, 06/01/24	850	854,168
Series B, 5.00%, 06/01/25	325	334,138
Series B, 5.00%, 06/01/29 (Call 06/01/27)	2,200	2,388,926
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,081,967
Series B, 5.00%, 06/01/34 (Call 06/01/27)	430	465,008
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	2,310	2,408,995
Series A, 5.00%, 07/01/36 (Call 07/01/30)	3,000	3,447,396
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,049,377
El Camino Community College District Foundation (The) GO
0.00%, 08/01/29(a)	2,110	1,792,246
Series A, 4.00%, 08/01/45 (Call 08/01/26)	500	500,055
Series C, 0.00%, 08/01/32(a)	700	536,442
Series C, 0.00%, 08/01/33(a)	125	92,318
Series C, 0.00%, 08/01/34(a)	2,050	1,456,760
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	250	250,000
El Monte Union High School District GO, Series B, 4.00%, 06/01/46 (Call 06/01/27)	4,100	4,101,987
Elk Grove Unified School District GO 2.00%, 08/01/34 (Call 08/01/30)	2,515	2,137,362
4.00%, 08/01/46 (Call 08/01/26)	5,950	5,871,174
Series 2016, 4.00%, 08/01/46 (Call 08/01/26)	2,855	2,817,177
Escondido Union High School District GO 0.00%, 08/01/37 (AGC)(a)	190	116,389
Series C, 0.00%, 08/01/46(a)	985	362,886
Series C, 0.00%, 08/01/51(a)	1,155	347,870
Foothill-De Anza Community College District GO 0.00%, 08/01/34 (NPFGC-IBC FGIC)	2,000	1,458,101
0.00%, 08/01/36(a)	950	635,335
4.00%, 08/01/40 (Call 08/01/26)	4,285	4,320,583

16	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 3.00%, 08/01/40 (Call 08/01/31)	$5,160	$4,608,207
Foothill-Eastern Transportation Corridor Agency RB 0.00%, 01/15/33(a)	750	545,520
0.00%, 01/15/34 (AGM)(a)	5,500	3,905,030
0.00%, 01/15/35 (AGM)(a)	300	205,082
Series A, 0.00%, 01/01/25 (ETM)(a)	880	857,021
Series A, 0.00%, 01/01/26 (ETM)(a)	1,165	1,102,458
Series A, 0.00%, 01/01/28 (ETM)(a)	440	395,630
Series A, 0.00%, 01/01/29 (ETM)(a)	500	438,014
Series A, 0.00%, 01/01/30 (ETM) (AGC-ICC, AGM-CR)(a)	320	273,188
Series A, 0.00%, 01/15/36 (AGM)(a)	12,490	8,159,403
Series A, 0.00%, 01/15/37 (AGM)(a)	3,000	1,863,269
Series A, 4.00%, 01/15/46 (Call 01/15/31)	19,000	18,433,195
Series B-1, VRDN, 3.95%, 01/15/53 (Call 07/15/27)(b)	1,200	1,109,376
Fremont Unified School District/Alameda County CA GO, Series A, 4.00%, 08/01/46 (PR 08/01/24)	1,080	1,083,939
Fremont Union High School District GO 4.00%, 08/01/40 (Call 08/01/24)	1,950	1,941,674
4.00%, 08/01/48 (Call 08/01/31)	4,335	4,385,121
Series A, 3.00%, 08/01/40 (Call 08/01/29)	4,000	3,596,970
Series A, 4.00%, 08/01/46 (Call 08/01/27)	10,405	10,437,392
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,056,424
Glendale Community College District/CA GO, 4.00%, 08/01/50 (Call 08/01/29)	8,085	8,101,848
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (PR 09/01/25)	350	356,163
Grossmont Union High School District GO, Series 2004, 0.00%, 08/01/24 (NPFGC)(a)	140	138,045
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,000,025
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	991,101
Hayward Unified School District GO 5.00%, 08/01/38 (PR 08/01/24)	6,000	6,046,010
Series A, 4.00%, 08/01/48 (Call 08/01/28) (BAM)	1,000	986,967
Hillsborough City School District GO 0.00%, 09/01/30(a)	4,995	4,095,591
0.00%, 09/01/31(a)	5,075	4,049,458
Imperial Irrigation District Electric System Revenue RB, Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	519,203
Irvine Facilities Financing Authority RB 4.25%, 05/01/53 (Call 05/01/26)	1,000	1,003,224
5.25%, 05/01/48 (Call 05/01/26)	1,000	1,033,701
Irvine Ranch Water District Water Service Corp. Special Assessment, 5.25%, 02/01/46 (Call 08/01/26)	1,000	1,042,242
Lodi Unified School District/CA GO, 3.00%, 08/01/43 (Call 08/01/27)	5,465	4,646,462
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)	250	171,202
Series C, 4.00%, 08/01/45 (Call 08/01/28)	400	400,314
Series C, 4.00%, 08/01/49 (Call 08/01/28)	300	299,771
Long Beach Unified School District GO 3.00%, 08/01/47 (Call 08/01/29)	1,605	1,305,911
4.00%, 08/01/47 (Call 08/01/33)	3,500	3,526,035
4.00%, 08/01/48 (Call 08/01/33)	3,910	3,931,576
4.00%, 08/01/53 (Call 08/01/33)	2,085	2,069,464
5.00%, 08/01/25	3,200	3,300,330
5.00%, 08/01/44 (Call 08/01/33)	1,015	1,160,014
5.00%, 08/01/45 (Call 08/01/33)	3,265	3,717,618

Security	Par (000)	Value

California (continued)
Series B, 3.00%, 08/01/48 (Call 08/01/29)	$3,150	$2,526,296
Series B, 3.00%, 08/01/50 (Call 08/01/29)	7,320	5,736,364
Series B, 4.00%, 08/01/45 (Call 08/01/29)	500	503,382
Series D-1, 0.00%, 08/01/33 (Call 02/01/25)(a)	1,750	1,192,626
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	100,867
Los Angeles Community College District/CA 5.00%, 08/01/27	10,000	10,861,812
5.00%, 08/01/28	3,625	4,037,303
5.00%, 08/01/29	2,085	2,379,536
Los Angeles Community College District/CA GO 4.00%, 08/01/37 (Call 08/01/26)	1,915	1,942,352
5.00%, 08/01/25	4,420	4,559,201
5.00%, 08/01/27	1,800	1,955,126
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,100	1,104,012
Series A, 4.00%, 08/01/33 (PR 08/01/24)	4,000	4,014,589
Series A, 5.00%, 08/01/25 (PR 08/01/24)	1,260	1,269,662
Series A, 5.00%, 08/01/27 (PR 08/01/24)	235	236,802
Series A, 5.00%, 08/01/28 (PR 08/01/24)	470	473,604
Series A, 5.00%, 08/01/30 (PR 08/01/24)	8,495	8,560,143
Series A, 5.00%, 08/01/31 (PR 08/01/24)	525	529,026
Series C, 5.00%, 08/01/25	345	355,865
Series C, 5.00%, 06/01/26	2,395	2,524,352
Series J, 4.00%, 08/01/41 (Call 08/01/27)	3,445	3,462,610
Series K, 3.00%, 08/01/39 (Call 08/01/26)	855	776,001
Series K, 4.00%, 08/01/34 (Call 08/01/26)	1,050	1,075,104
Series K, 4.00%, 08/01/36 (Call 08/01/26)	2,435	2,481,791
Series K, 4.00%, 08/01/37 (Call 08/01/26)	4,325	4,386,774
Series K, 4.00%, 08/01/38 (Call 08/01/26)	1,460	1,473,411
Series K, 4.00%, 08/01/39 (Call 08/01/26)	2,240	2,256,750
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	500	493,578
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,072,790
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB 5.00%, 06/01/26	450	474,203
5.00%, 07/01/30	2,000	2,333,781
5.00%, 07/01/32	2,000	2,423,931
5.00%, 07/01/33	500	617,032
5.00%, 07/01/34 (Call 07/01/28)	3,065	3,390,760
5.00%, 07/01/34 (Call 07/01/33)	2,000	2,460,741
5.00%, 07/01/43 (Call 07/01/31)	10,120	11,392,325
5.00%, 07/01/45 (Call 07/01/31)	1,075	1,200,400
Series A, 4.00%, 06/01/37 (Call 06/01/30)	1,250	1,319,910
Series A, 5.00%, 06/01/24	1,025	1,029,600
Series A, 5.00%, 06/01/25	4,280	4,391,342
Series A, 5.00%, 06/01/27	460	497,861
Series A, 5.00%, 06/01/28	1,240	1,376,461
Series A, 5.00%, 07/01/28 (Call 07/01/27)	270	293,180
Series A, 5.00%, 06/01/30	3,950	4,596,472
Series A, 5.00%, 06/01/31 (Call 06/01/30)	5,680	6,593,898
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	2,901,145
Series A, 5.00%, 06/01/33 (Call 06/01/30)	3,020	3,500,478
Series A, 5.00%, 06/01/33 (Call 06/01/31)	2,020	2,395,529
Series A, 5.00%, 06/01/34 (Call 06/01/27)	1,000	1,078,084
Series A, 5.00%, 07/01/37 (Call 07/01/27)	1,000	1,070,637
Series A, 5.00%, 07/01/38 (Call 07/01/27)	1,390	1,483,764
Series A, 5.00%, 07/01/39 (Call 07/01/27)	2,890	3,078,891
Series A, 5.00%, 07/01/39 (Call 07/01/31)	1,500	1,730,903
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,175	2,310,776
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,400	2,539,823
Series A, 5.00%, 07/01/44 (Call 07/01/28)	2,770	2,974,040

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 29, 2024	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles County Public Works Financing Authority RB
4.00%, 12/01/46 (Call 12/01/31)	$2,000	$2,025,523
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	504,709
Series D, 4.00%, 12/01/40 (Call 12/01/25)	2,260	2,268,220
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	547,882
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	1,000	1,092,530
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	5,010	5,025,783
Series A, 5.00%, 10/01/34 (Call 10/01/25)	500	517,322
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/28 (Call 01/01/28)	1,175	1,291,958
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,000	1,016,939
Series A, 5.00%, 07/01/32 (Call 01/01/25)	855	870,347
Series A, 5.00%, 07/01/45 (Call 01/01/29)	1,510	1,628,072
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,495	1,534,585
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,760	1,976,705
Series C, 5.00%, 07/01/49 (Call 07/01/29)	2,455	2,644,897
Los Angeles Department of Water & Power RB 5.00%, 07/01/25	3,590	3,691,344
5.00%, 07/01/26 (Call 06/01/26)	815	859,481
5.00%, 07/01/28	2,485	2,764,233
5.00%, 07/01/40 (Call 01/01/32)	2,000	2,287,728
5.00%, 07/01/42 (Call 01/01/32)	6,185	7,004,195
5.00%, 07/01/47 (Call 07/01/32)	5,000	5,598,699
5.00%, 07/01/51 (Call 07/01/31)	5,055	5,554,838
5.00%, 07/01/52 (Call 01/01/32)	2,100	2,316,888
Series A, 5.00%, 07/01/26	3,645	3,851,988
Series B, 5.00%, 07/01/39 (Call 07/01/30)	2,350	2,644,386
Series B, 5.00%, 07/01/40 (Call 07/01/30)	1,500	1,678,131
Series D, 5.00%, 07/01/32 (Call 07/01/29)	1,000	1,135,671
Series D, 5.00%, 07/01/37 (Call 07/01/29)	3,865	4,314,383
Series D, 5.00%, 07/01/49 (Call 07/01/29)	3,675	3,959,266
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/34 (Call 01/01/25)	625	635,047
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	727,324
Series B, 5.00%, 07/01/26 (Call 06/01/26)	2,270	2,393,892
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/49 (Call 07/01/33)	1,000	1,129,568
5.25%, 07/01/53 (Call 07/01/33)	1,000	1,141,144
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/25	2,000	2,056,459
5.00%, 07/01/34 (Call 07/01/33)	1,100	1,347,184
5.00%, 07/01/35 (Call 01/01/26)	2,830	2,942,478
5.00%, 07/01/38 (Call 01/01/32)	2,500	2,901,603
5.00%, 07/01/40 (Call 07/01/32)	5,350	6,180,268
5.00%, 07/01/42 (Call 01/01/32)	2,310	2,622,833
5.00%, 07/01/43 (Call 07/01/32)	2,650	3,019,741
5.00%, 07/01/47 (Call 07/01/32)	6,330	7,107,518
5.00%, 07/01/51 (Call 01/01/31)	2,600	2,848,131
5.00%, 07/01/52 (Call 01/01/32)	5,760	6,371,519
VRDN, 3.74%, 07/01/45 (Put 03/01/24)(b)	10,000	10,000,000
Series A, 5.00%, 07/01/38 (Call 01/01/26)	1,330	1,375,222
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,100,495
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,089,428
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,136,614

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/48 (Call 01/01/28)	$1,000	$1,062,992
Series A, 5.00%, 07/01/50 (Call 07/01/30)	6,460	7,044,713
Series B, 4.00%, 07/01/27	415	435,678
Series B, 5.00%, 07/01/43 (Call 07/01/28)	4,345	4,684,578
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	256,831
Series B, 5.00%, 07/01/46 (Call 01/01/31)	4,500	4,990,051
Series B, 5.00%, 07/01/48 (Call 07/01/28)	4,025	4,309,465
Series C, 5.00%, 07/01/25 (Call 07/01/24)	3,930	3,957,388
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,500	2,869,676
Los Angeles Department of Water & Power, RB
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,325	1,350,003
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,026,608
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,039,149
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,296,847
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,010,835
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,045,692
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,557,438
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	3,714,383
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	501,456
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	501,456
Los Angeles Unified School District/CA COP 5.00%, 10/01/27	1,000	1,082,502
5.00%, 10/01/30	2,000	2,306,125
Los Angeles Unified School District/CA GO 4.00%, 07/01/32 (Call 01/01/31)	440	485,829
5.00%, 07/01/25	2,000	2,055,668
5.00%, 07/01/26	2,250	2,376,201
5.00%, 07/01/27	2,320	2,517,773
5.00%, 07/01/28	3,740	4,153,732
5.00%, 07/01/28 (Call 07/01/24)	1,155	1,160,505
5.00%, 07/01/29	4,500	5,111,387
5.00%, 07/01/30	1,230	1,427,385
5.00%, 07/01/32 (Call 07/01/29)	1,500	1,702,427
5.00%, 07/01/33 (Call 07/01/30)	11,020	12,744,059
5.00%, 07/01/36 (Call 01/01/33)	1,000	1,199,427
5.00%, 07/01/39 (Call 01/01/33)	1,405	1,650,555
5.00%, 07/01/43 (Call 01/01/34)	4,575	5,295,240
5.25%, 07/01/47 (Call 01/01/33)	750	860,843
5.25%, 07/01/48 (Call 01/01/34)	5,000	5,791,936
Series A, 5.00%, 07/01/24	2,325	2,339,190
Series A, 5.00%, 07/01/25	5,505	5,658,226
Series A, 5.00%, 07/01/26	6,125	6,468,547
Series A, 5.00%, 07/01/27	4,740	5,144,070
Series A, 5.00%, 07/01/28	3,945	4,381,410
Series A, 5.00%, 07/01/29	1,850	2,101,348
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,032,004
Series A, 5.00%, 07/01/31 (Call 07/01/29)	1,000	1,134,736
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,100,288
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,056,116
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	1,455	1,599,948
Series B-1, 4.00%, 07/01/24	740	742,148
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	505	552,329
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	546,520
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,182,367
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,078,703
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	3,075	3,310,850
Series C, 3.00%, 07/01/38 (Call 07/01/30)	1,000	926,748
Series C, 4.00%, 07/01/31 (Call 07/01/30)	1,000	1,097,847
Series C, 4.00%, 07/01/39 (Call 07/01/30)	2,620	2,719,512
Series C, 4.00%, 07/01/44 (Call 07/01/30)	8,695	8,881,633
Series C, 5.00%, 07/01/24	1,010	1,016,164

18	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 07/01/26 (Call 07/01/24)	$460	$461,983
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,800	1,808,110
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	753,574
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	3,500	3,681,397
Series RYQ, 4.00%, 07/01/40 (Call 07/01/30)	3,010	3,107,574
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	3,000	3,064,393
Series RYQ, 5.00%, 07/01/28	1,145	1,271,664
Los Rios Community College District GO, Series E, 3.00%, 08/01/24	600	599,375
Manhattan Beach Unified School District GO, 4.00%, 09/01/46 (Call 09/01/28)	5,000	5,025,556
Marin Community College District GO, Series B, 4.00%, 08/01/40 (PR 02/01/27)	2,400	2,500,775
Mendocino-Lake Community College District GO 0.00%, 08/01/51 (PR 08/01/25) (BAM)(a)	7,000	1,738,564
Series B, 0.00%, 08/01/51 (AGM)(a)	250	72,403
Menlo Park City School District GO, Series 2006, 0.00%, 07/01/44 (Call 07/01/32)	435	438,542
Mesa Water District COP, 5.00%, 03/15/50 (Call 03/15/30)	4,380	4,749,799
Metropolitan Water District of Southern California RB 5.00%, 10/01/27	175	191,255
5.00%, 10/01/29	2,000	2,293,433
5.00%, 10/01/31	2,000	2,389,909
5.00%, 10/01/33 (Call 10/01/32)	1,000	1,214,996
5.00%, 07/01/37 (Call 01/01/29)	1,000	1,103,802
5.00%, 07/01/38 (Call 01/01/29)	1,015	1,117,129
5.00%, 10/01/39 (Call 04/01/31)	1,680	1,922,329
5.00%, 04/01/48 (Call 04/01/33)	6,500	7,368,694
VRDN, 3.65%, 07/01/37 (Put 02/29/24)(b)	3,640	3,640,000
Series A, 2.50%, 07/01/26	230	225,314
Series A, 5.00%, 07/01/25	125	128,562
Series A, 5.00%, 07/01/26	1,060	1,119,701
Series A, 5.00%, 07/01/27	790	856,553
Series A, 5.00%, 07/01/30 (PR 01/01/26)	1,000	1,041,444
Series A, 5.00%, 07/01/31 (Call 01/01/29)	1,100	1,234,157
Series A, 5.00%, 07/01/34 (Call 01/01/29)	2,020	2,259,101
Series A, 5.00%, 07/01/40 (PR 07/01/25)	1,525	1,568,653
Series A, 5.00%, 10/01/49 (Call 10/01/29)	15,915	17,421,967
Series B, 5.00%, 08/01/24 (Call 07/01/24)	1,080	1,086,846
Series C, 5.00%, 10/01/27	980	1,071,026
Series C, 5.00%, 07/01/40 (Call 07/01/30)	3,490	3,921,597
Miracosta Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	3,000	3,060,486
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44 (PR 08/01/25) (AGM)	10,000	10,300,915
Mount Diablo Unified School District/CA GO, Series A, 5.75%, 08/01/35 (Call 08/01/25) (AGM)	400	415,263
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/43 (Call 08/01/35)	2,235	2,207,852
Series A, 4.00%, 08/01/49 (Call 08/01/29)	8,750	8,853,965
Series A, 5.88%, 08/01/28 (Call 02/01/28)	1,000	1,131,562
Mount San Jacinto Community College District GO, 4.00%, 08/01/43 (Call 08/01/28)	5,250	5,278,727
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (PR 09/01/26)	250	259,069
Municipal Improvement Corp. of Los Angeles RB
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,340	1,419,988
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	529,451
Series B, 5.00%, 11/01/32 (Call 11/01/26)	1,055	1,115,167

Security	Par (000)	Value

California (continued)
Newport Mesa Unified School District GO 0.00%, 08/01/31 (NPFGC)(a)	$5,135	$4,097,125
0.00%, 08/01/32(a)	7,000	5,481,180
0.00%, 08/01/35(a)	2,000	1,401,892
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	420,823
Series 2005, 0.00%, 08/01/34(a)	1,715	1,251,604
Series 2005, 0.00%, 08/01/36(a)	2,625	1,757,676
Series 2005, 0.00%, 08/01/38(a)	500	304,180
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,076,440
North Orange County Community College District/CA GO
4.00%, 08/01/43 (Call 08/01/32)	2,100	2,164,561
4.00%, 08/01/44 (Call 08/01/32)	2,625	2,686,836
Series B, 4.00%, 08/01/44 (Call 08/01/29)	6,500	6,590,963
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,250,137
Orange County Local Transportation Authority Sales Tax Revenue RB 4.00%, 02/15/38 (Call 02/15/29)	3,365	3,470,860
5.00%, 02/15/25	1,110	1,132,324
5.00%, 02/15/30 (Call 02/15/29)	500	565,025
5.00%, 02/15/41 (Call 02/15/29)	1,500	1,642,468
Orange County Sanitation District COP, 5.00%, 02/01/33 (Call 02/01/31)	1,000	1,167,765
Orange County Sanitation District RB, 5.00%, 02/01/26	2,005	2,094,399
Orange County Water District RB
Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,265,725
Series C, 5.00%, 08/15/25	175	180,558
Palomar Community College District GO 4.00%, 08/01/45 (Call 08/01/27)	1,615	1,615,991
Series C, 4.00%, 08/01/40 (PR 08/01/25)	250	254,617
Series D, 4.00%, 08/01/46 (Call 08/01/27)	1,070	1,070,622
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue RB, 5.00%, 06/01/47 (Call 06/01/31)	2,025	2,220,273
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	265,959
Series D, 0.00%, 08/01/42(a)	200	96,073
Series D, 0.00%, 08/01/46(a)	1,300	498,714
Port of Los Angeles RB
Series B, 5.00%, 08/01/26	2,030	2,146,646
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,104,154
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,004,595
Poway Unified School District GO 0.00%, 08/01/27(a)	2,500	2,251,669
0.00%, 08/01/33(a)	250	183,751
0.00%, 08/01/35(a)	500	338,938
0.00%, 08/01/36(a)	1,000	644,536
0.00%, 08/01/38(a)	755	439,272
0.00%, 08/01/46(a)	4,445	1,630,260
Series A, 0.00%, 08/01/31(a)	790	625,309
Series A, 0.00%, 08/01/32(a)	450	343,436
Series B, 0.00%, 08/01/34(a)	7,165	5,070,199
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)	4,170	5,348,210
Riverside Community College District GO, 3.00%, 08/01/38 (Call 08/01/29)	2,040	1,923,642
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (PR 11/01/25)	500	520,428

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 29, 2024	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Riverside County Transportation Commission RB 4.00%, 06/01/38 (Call 06/01/31)	$2,965	$3,026,466
Series B, 0.00%, 06/01/41(a)	2,500	1,145,888
Series B1, 3.00%, 06/01/49 (Call 06/01/31)	2,000	1,522,820
Series B1, 4.00%, 06/01/37 (Call 06/01/31)	2,384	2,454,247
Series B1, 4.00%, 06/01/39 (Call 06/01/31)	4,025	4,092,517
Series B1, 4.00%, 06/01/40 (Call 06/01/31)	1,100	1,112,455
Series B1, 4.00%, 06/01/46 (Call 06/01/31)	6,020	5,872,464
Riverside County Transportation Commission Sales Tax Revenue RB
5.00%, 06/01/25	420	430,874
5.00%, 06/01/30 (Call 12/01/27)	2,500	2,737,129
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	433,999
Series B, 5.00%, 06/01/24	685	688,074
Series B, 5.00%, 06/01/29 (Call 12/01/27)	1,500	1,640,803
Series B, 5.00%, 06/01/32 (Call 12/01/27)	310	338,538
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,020	1,099,348
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,520	1,628,956
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,067,064
Riverside Unified School District GO, Series B, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,004,181
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,033,708
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	650	747,612
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/31	1,250	1,499,416
5.00%, 12/01/33 (Call 12/01/31)	1,270	1,521,765
Series A, 5.00%, 12/01/27	750	821,743
Series A, 5.00%, 12/01/41 (Call 12/01/30)	2,520	2,839,342
Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,001,253
Series A, 5.00%, 12/01/50 (Call 12/01/30)	4,105	4,517,323
Sacramento Municipal Utility District RB 5.00%, 08/15/25	750	773,926
5.00%, 08/15/26	265	280,711
5.00%, 08/15/44 (Call 08/15/33)	1,785	2,039,386
5.00%, 08/15/53 (Call 08/15/33)	2,000	2,223,345
VRDN, 3.70%, 08/15/41 (Put 11/30/23)(b)	7,300	7,300,000
Series B, VRDN, 5.00%, 08/15/49 (Put 04/18/25)(b)	1,635	1,665,747
Series E, 5.00%, 08/15/24	505	509,520
Series E, 5.00%, 08/15/25	805	830,681
Series G, 5.00%, 08/15/30 (Call 08/15/29)	1,000	1,141,757
Series H, 4.00%, 08/15/45 (Call 08/15/30)	3,375	3,407,247
Series H, 5.00%, 08/15/50 (Call 08/15/30)	3,340	3,633,461
Series I, 5.00%, 08/15/27	1,000	1,087,597
Series K, 5.25%, 07/01/24 (AMBAC)	70	70,513
Sacramento Transportation Authority Sales Tax Revenue RB
5.00%, 10/01/28	1,500	1,676,634
5.00%, 10/01/29	2,000	2,290,043
5.00%, 10/01/32	1,750	2,129,251
5.00%, 10/01/33	8,265	10,203,948
5.00%, 10/01/38 (Call 10/01/33)	2,000	2,369,436
San Bernardino Community College District GO, Series A, 4.00%, 08/01/44 (Call 08/16/27)	500	525,634
San Diego Association of Governments RB, 5.00%, 11/15/26 (PR 11/15/25)	2,350	2,434,957
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,138,690

Security	Par (000)	Value

California (continued)
San Diego Community College District GO 4.00%, 08/01/32 (PR 08/01/26)	$500	$516,647
4.00%, 08/01/41 (PR 08/01/26)	3,500	3,616,527
5.00%, 08/01/24	500	504,100
5.00%, 08/01/27 (Call 08/01/26)	555	588,649
5.00%, 08/01/28 (Call 08/01/26)	1,450	1,536,532
5.00%, 08/01/30 (PR 08/01/26)	650	686,724
5.00%, 08/01/31 (PR 08/01/26)	2,035	2,149,976
5.00%, 08/01/41 (PR 08/01/26)	6,250	6,603,120
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/46 (Call 07/01/31)	2,000	1,994,116
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,686,628
Series A, 5.00%, 07/01/39 (Call 07/01/29)	2,000	2,198,238
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,049,485
Series A, 5.00%, 07/01/44 (Call 07/01/29)	400	431,384
Series A, 5.00%, 07/01/49 (Call 07/01/29)	400	426,523
Series A, 5.00%, 07/01/51 (Call 07/01/31)	2,000	2,169,463
Series A, 5.00%, 07/01/56 (Call 07/01/31)	2,000	2,154,102
San Diego County Regional Transportation Commission RB
5.00%, 04/01/28	1,300	1,437,348
5.00%, 04/01/30	1,375	1,593,596
5.00%, 04/01/35 (Call 04/01/33)	1,500	1,820,623
Series A, 4.00%, 04/01/48 (Call 04/01/30)	2,500	2,524,458
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,070,862
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,115	2,178,905
Series A, 5.00%, 04/01/48 (PR 04/01/24)	2,710	2,713,465
Series B, 5.00%, 04/01/48 (Call 04/01/31)	4,380	4,817,989
San Diego County Water Authority RB
Series A, 5.00%, 05/01/47 (Call 05/01/32)	2,000	2,251,159
Series A, 5.00%, 05/01/52 (Call 05/01/32)	1,570	1,749,439
Series B, 4.00%, 05/01/38 (Call 05/01/31)	2,500	2,652,844
Series S1, 5.00%, 05/01/28 (Call 03/15/28)	4,730	5,236,016
San Diego Public Facilities Financing Authority RB 4.00%, 08/01/52 (Call 08/01/33)	1,730	1,726,855
5.00%, 05/15/24	570	572,071
5.00%, 05/15/25	1,000	1,024,992
5.25%, 08/01/48 (Call 08/01/33)	9,080	10,450,517
Series A, 4.00%, 08/01/45 (Call 08/01/30)	5,025	5,081,648
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	527,917
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	538,142
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,020,247
Series B, 5.00%, 08/01/24	1,000	1,008,199
Series B, 5.00%, 08/01/25	310	319,676
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,535	1,626,639
San Diego Unified School District/CA, 5.00%, 06/28/24	1,500	1,509,284
San Diego Unified School District/CA GO 3.00%, 07/01/37 (Call 07/01/30)	2,400	2,250,897
4.00%, 07/01/51 (Call 07/01/31)	2,300	2,301,871
4.00%, 07/01/53 (Call 07/01/33)	12,285	12,217,792
5.00%, 07/01/24	2,665	2,681,004
5.00%, 07/01/29	4,000	4,562,849
5.00%, 07/01/48 (Call 07/01/33)	13,000	14,666,707
6.00%, 07/01/33 (PR 07/01/24)	3,000	3,027,812
Series C, 0.00%, 07/01/30(a)	840	695,221
Series C, 0.00%, 07/01/35(a)	300	206,401
Series C, 0.00%, 07/01/36(a)	1,240	813,639
Series C, 0.00%, 07/01/38(a)	1,930	1,146,012
Series C, 0.00%, 07/01/39(a)	1,100	621,173
Series C, 0.00%, 07/01/42(a)	215	104,052
Series C, 0.00%, 07/01/45(a)	2,780	1,167,484

20	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 0.00%, 07/01/46(a)	$500	$200,210
Series C, 0.00%, 07/01/47(a)	1,100	420,955
Series C, 0.00%, 07/01/47 (Call 07/01/40)	780	739,508
Series C, 0.00%, 07/01/48 (Call 07/01/40)	1,100	1,035,058
Series D-2, 3.00%, 07/01/39 (Call 07/01/30)	1,030	930,895
Series D-2, 4.00%, 07/01/50 (Call 07/01/30)	5,085	5,097,660
Series E, 0.00%, 07/01/32(a)	3,440	2,635,611
Series E, 0.00%, 07/01/42	1,340	1,047,205
Series E, 0.00%, 07/01/47 (Call 07/01/42)	3,025	2,336,347
Series E, 0.00%, 07/01/49(a)	4,000	1,363,672
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,365	2,420,573
Series I, 4.00%, 07/01/47 (Call 07/01/27)	4,000	4,006,628
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,054,108
Series L, 4.00%, 07/01/44 (Call 07/01/29)	2,015	2,033,540
Series L, 4.00%, 07/01/49 (Call 07/01/29)	1,000	1,003,221
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	4,200	3,337,793
Series M-2, 4.00%, 07/01/50 (Call 07/01/30)	5,000	5,012,448
Series N-2, 3.00%, 07/01/46 (Call 07/01/31)	3,000	2,456,470
Series N-2, 4.00%, 07/01/46 (Call 07/01/31)	6,195	6,247,064
Series R-1, 0.00%, 07/01/31(a)	1,820	1,441,722
Series R-2, 0.00%, 07/01/40	800	801,705
Series R-2, 0.00%, 07/01/41 (Call 07/01/40)	450	446,155
Series R-4, 5.00%, 07/01/24	325	326,952
Series R-4, 5.00%, 07/01/27 (Call 07/01/25)	350	360,278
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	185,420
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	960	1,015,949
Series SR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	511,315
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	220	224,270
San Dieguito Union High School District GO,
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	200,509
San Francisco Bay Area Rapid Transit District GO 3.00%, 08/01/38 (Call 08/01/29)	1,625	1,473,364
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,007,496
Series A, 5.00%, 08/01/47 (Call 08/01/27)	1,015	1,062,150
Series B-1, 3.00%, 08/01/49 (Call 08/01/29)	3,700	2,964,974
Series C-1, 3.00%, 08/01/36 (Call 08/01/29)	4,025	3,801,503
Series C-1, 3.00%, 08/01/50 (Call 08/01/29)	2,600	2,060,907
Series C-1, 4.00%, 08/01/35 (Call 08/01/29)	1,000	1,056,516
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,250	2,265,692
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,200	1,008,204
Series A, 4.00%, 07/01/37 (Call 07/01/27)	1,000	1,027,524
Series A, 4.00%, 07/01/38 (Call 07/01/27)	2,000	2,033,919
San Francisco City & County Airport Commission San Francisco International Airport RB 5.00%, 05/01/31 (Call 05/01/29)	1,230	1,390,102
5.00%, 05/01/52 (Call 05/01/32)	1,500	1,645,008
Series A, 5.00%, 05/01/26	1,000	1,049,358
Series B, 4.00%, 05/01/37 (Call 05/01/30)	4,000	4,199,131
Series B, 5.00%, 05/01/32 (Call 05/01/31)	350	410,571
Series B, 5.00%, 05/01/34 (Call 05/01/31)	2,200	2,575,411
Series B, 5.00%, 05/01/44 (Call 05/01/24)	4,625	4,629,581
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,560,278
Series B, 5.00%, 05/01/49 (Call 05/01/29)	3,000	3,203,445
Series C, 5.00%, 05/01/46 (Call 05/01/26)	1,850	1,899,368
Series D, 5.00%, 05/01/24	1,025	1,027,818
Series D, 5.00%, 05/01/25	250	255,967
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,000	2,105,992
Series F, 5.00%, 05/01/50 (Call 05/01/29)	745	794,505

Security	Par (000)	Value

California (continued)
San Francisco City & County Public Utilities Commission Power Revenue RB, 4.00%, 11/01/51 (Call 05/01/31)	$2,090	$2,081,828
San Francisco City & County Public Utilities Commission Wastewater Revenue RB 5.00%, 10/01/25	2,280	2,357,460
5.00%, 10/01/27 (Call 10/01/25)	530	549,001
5.00%, 10/01/28	3,195	3,574,179
5.00%, 10/01/30	5,000	5,864,677
5.00%, 10/01/31 (Call 04/01/28)	1,400	1,544,924
5.00%, 10/01/45 (Call 10/01/31)	3,485	3,915,010
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,000	1,001,470
Series A, 4.00%, 10/01/47 (Call 10/01/31)	2,000	2,023,410
Series B, 4.00%, 10/01/42 (Call 04/01/24)	2,175	2,149,219
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,068,782
San Francisco County Transportation Authority Sales Tax Revenue RB 4.00%, 02/01/25	2,270	2,294,364
4.00%, 02/01/26	1,480	1,516,109
San Francisco Municipal Transportation Agency RB 4.00%, 03/01/46 (Call 03/01/27)	740	740,624
Series C, 4.00%, 03/01/51 (Call 03/01/31)	2,400	2,376,724
San Joaquin County Transportation Authority Measure K Sales Tax Revenue RB, 4.00%, 03/01/41 (Call 03/01/27)	500	501,871
San Joaquin Hills Transportation Corridor Agency RB 0.00%, 01/01/26 (ETM)(a)	280	264,969
0.00%, 01/01/28 (ETM)(a)	750	678,197
4.00%, 01/15/34 (Call 01/15/32)	1,065	1,139,525
5.00%, 01/15/31	1,500	1,702,145
5.00%, 01/15/33 (Call 01/15/32)	8,830	10,156,168
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	375,789
Series A, 5.00%, 01/15/34 (PR 01/15/25)	750	762,458
Series A, 5.00%, 01/15/44 (PR 01/15/25)	8,000	8,132,881
Series A, 5.00%, 01/15/50 (PR 01/15/25)	8,755	8,900,421
San Jose Evergreen Community College District GO 3.00%, 09/01/40 (Call 09/01/28)	1,250	1,122,428
Series C, 4.00%, 09/01/40 (PR 09/01/24)	2,500	2,511,939
San Jose Financing Authority RB, 5.00%, 11/01/52 (Call 11/01/32)	7,300	8,165,398
San Jose Unified School District GO 0.00%, 08/01/29 (NPFGC)(a)	1,060	903,253
Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,150	2,599,904
Series C, 0.00%, 06/01/31 (NPFGC)(a)	400	321,002
San Juan Unified School District GO 4.00%, 08/01/46 (Call 08/01/30)	1,095	1,099,850
Series N, 4.00%, 08/01/29 (Call 08/01/26)	5,000	5,141,816
San Marcos Unified School District GO 0.00%, 08/01/28(a)	655	570,925
Series B, 0.00%, 08/01/38(a)	565	321,614
Series B, 0.00%, 08/01/47(a)	500	178,796
Series B, 0.00%, 08/01/51(a)	1,500	444,569
San Mateo County Community College District GO 0.00%, 09/01/30 (NPFGC)(a)	4,500	3,708,645
Series A, 5.00%, 09/01/45 (PR 09/01/25)	775	799,893
Series B, 0.00%, 09/01/26 (NPFGC)(a)	550	509,879
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,020	1,562,780
Series B, 0.00%, 09/01/35 (NPFGC)(a)	3,380	2,352,520
Series B, 5.00%, 09/01/45 (Call 09/01/28)	4,475	4,809,025
San Mateo Foster City Public Financing Authority RB 4.00%, 08/01/44 (Call 08/01/29)	430	433,917

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 29, 2024	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 08/01/25	$6,415	$6,599,060
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)	2,235	2,373,180
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33	500	489,598
Series A, 0.00%, 09/01/41 (Call 09/01/36)	1,915	2,009,121
Series A, 0.00%, 07/01/51 (Call 09/01/41)	1,755	1,315,279
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	276,117
Santa Barbara Unified School District GO 4.00%, 08/01/44 (Call 08/01/28)	2,945	2,961,310
Series A, 4.00%, 08/01/41 (Call 08/01/27)	2,000	2,019,414
Santa Clara Unified School District GO 3.00%, 07/01/36 (Call 07/01/26)	3,370	3,199,456
Series 2018, 4.00%, 07/01/48 (Call 07/01/26)	5,500	5,435,565
Santa Clara Valley Transportation Authority RB 5.00%, 04/01/27	1,005	1,082,580
5.00%, 04/01/28	1,000	1,104,421
5.00%, 04/01/34 (PR 04/01/25)	500	511,965
5.00%, 04/01/36 (Call 04/01/33)	1,000	1,207,386
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 (Call 12/01/25)	2,825	2,906,466
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,447,952
Santa Clara Valley Water District Safe Clean Water Revenue COP, 5.00%, 12/01/26 (Call 11/01/26)	1,825	1,943,650
Santa Clara Valley Water District Safe Clean Water Revenue RB, 5.00%, 08/01/47 (Call 08/01/32)	1,000	1,125,579
Santa Clarita Community College District GO, 3.00%, 08/01/49 (Call 08/01/28)	1,660	1,322,740
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	575,801
Series A, 4.00%, 08/01/47 (Call 08/01/28)	4,485	4,503,122
Series A, 5.00%, 08/01/43 (Call 08/01/28)	4,590	4,947,986
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,000	1,003,850
Series B, 5.00%, 08/01/45 (Call 08/01/32)	1,020	1,150,527
Santa Monica-Malibu Unified School District GO 3.00%, 08/01/49 (Call 08/01/27)	1,500	1,193,004
4.00%, 08/01/41 (Call 08/01/29)	2,000	2,045,523
Series B, 4.00%, 08/01/50 (Call 08/01/29)	1,000	1,005,959
Sonoma County Junior College District GO, Series B, 3.00%, 08/01/41 (Call 08/01/29)	1,500	1,306,929
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,006,141
Southern California Public Power Authority RB 5.00%, 07/01/28	2,610	2,903,279
5.00%, 07/01/29	4,000	4,571,500
5.00%, 07/01/30	3,000	3,498,741
5.00%, 07/01/36 (Call 07/01/24)	4,800	4,815,384
VRDN, 3.71%, 07/01/36 (Put 02/29/24)(b)	6,000	6,000,000
Series C, 5.00%, 07/01/26 (Call 01/01/25)	1,070	1,088,927
Southern California Water Replenishment District RB 4.00%, 08/01/45 (Call 08/01/25)	1,000	1,000,053
5.00%, 08/01/41 (Call 08/01/25)	1,000	1,024,021
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	2,000,027
Series C, 0.00%, 08/01/41(a)	650	325,764
Series C, 0.00%, 08/01/46(a)	1,000	372,605
Series D, 5.00%, 08/01/44 (PR 08/01/25)	500	514,696
State of California Department of Water Resources RB 4.00%, 12/01/34 (Call 06/01/31)	2,005	2,189,860
4.00%, 12/01/35 (Call 06/01/31)	3,000	3,242,839

Security	Par (000)	Value

California (continued)
5.00%, 12/01/24	$475	$482,237
5.00%, 12/01/31 (Call 06/01/31)	2,555	3,036,284
5.00%, 12/01/33 (Call 06/01/29)	1,500	1,701,010
5.00%, 12/01/35 (PR 06/01/29)	580	659,112
Series AS, 5.00%, 12/01/24	300	304,570
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	2,315	2,348,039
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	4,060	4,120,353
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,023,543
Series AW, 5.00%, 12/01/24	500	507,617
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,040	1,111,529
Series AW, 5.00%, 12/01/33 (PR 12/01/26)	1,050	1,116,421
Series BA, 5.00%, 12/01/24	385	390,865
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	2,540	2,882,067
Series BB, 5.00%, 12/01/25	240	249,387
Series BB, 5.00%, 12/01/26	1,900	2,030,604
Series BB, 5.00%, 12/01/28	2,015	2,268,016
Series BB, 5.00%, 12/01/33 (Call 12/01/30)	2,045	2,400,070
State of California GO
2.38%, 12/01/43 (Call 12/01/30)	925	685,539
2.38%, 10/01/51 (Call 04/01/31)	2,000	1,312,072
3.00%, 10/01/32 (Call 03/21/24)	820	813,159
3.00%, 10/01/34 (Call 10/01/29)	1,900	1,892,090
3.00%, 11/01/34 (Call 11/01/30)	1,575	1,567,970
3.00%, 10/01/35 (Call 10/01/29)	1,850	1,830,039
3.00%, 10/01/36 (Call 10/01/29)	8,000	7,816,916
3.00%, 10/01/37 (Call 10/01/29)	1,375	1,300,422
3.00%, 03/01/46 (Call 03/01/30)	1,000	829,924
3.00%, 03/01/50 (Call 03/01/30)	505	402,467
3.00%, 11/01/50 (Call 11/01/30)	1,500	1,192,197
3.00%, 04/01/52 (Call 04/01/32)	2,000	1,568,468
4.00%, 04/01/24	1,155	1,155,660
4.00%, 03/01/25	475	479,738
4.00%, 11/01/25	240	244,505
4.00%, 03/01/27	5,000	5,194,658
4.00%, 10/01/27	1,740	1,823,274
4.00%, 09/01/28 (Call 09/01/26)	1,450	1,491,979
4.00%, 09/01/33 (Call 09/01/26)	3,560	3,630,228
4.00%, 10/01/33 (Call 04/01/31)	2,855	3,113,449
4.00%, 09/01/34 (Call 09/01/26)	865	880,545
4.00%, 10/01/34 (Call 04/01/31)	1,535	1,671,360
4.00%, 11/01/34 (Call 11/01/27)	3,300	3,419,330
4.00%, 10/01/35 (Call 04/01/31)	1,735	1,881,494
4.00%, 03/01/36 (Call 03/01/30)	3,150	3,357,563
4.00%, 09/01/36 (Call 09/01/26)	4,000	4,051,900
4.00%, 10/01/36 (Call 10/01/29)	2,215	2,335,739
4.00%, 10/01/36 (Call 04/01/31)	2,010	2,154,109
4.00%, 03/01/37 (Call 03/01/30)	1,000	1,057,505
4.00%, 09/01/37 (Call 09/01/26)	3,505	3,542,860
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,044,189
4.00%, 11/01/38 (Call 11/01/30)	3,810	4,006,499
4.00%, 10/01/39 (Call 10/01/29)	1,500	1,562,140
4.00%, 11/01/40 (Call 11/01/30)	1,150	1,197,113
4.00%, 10/01/41 (Call 04/01/31)	8,400	8,727,187
4.00%, 04/01/42 (Call 04/01/32)	1,680	1,743,218
4.00%, 09/01/43 (Call 09/01/33)	7,320	7,573,832
4.00%, 11/01/44 (Call 11/01/24)	975	969,964
4.00%, 03/01/45 (Call 03/01/25)	500	500,116
4.00%, 08/01/45 (Call 08/01/25)	250	250,076
4.00%, 03/01/46 (Call 03/01/30)	5,960	6,052,149
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,503,487
4.00%, 10/01/50 (Call 04/01/33)	2,500	2,515,692

22	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
4.00%, 11/01/50 (Call 11/01/25)	$2,425	$2,387,025
4.25%, 09/01/52 (Call 09/01/32)	1,310	1,338,099
5.00%, 03/01/24	150	150,000
5.00%, 08/01/24	750	755,721
5.00%, 09/01/24	1,045	1,054,746
5.00%, 11/01/24	1,910	1,934,223
5.00%, 12/01/24 (Call 01/02/24)	185	185,246
5.00%, 02/01/25 (Call 04/01/24)	5	5,007
5.00%, 03/01/25	250	254,919
5.00%, 04/01/25	700	715,028
5.00%, 05/01/25 (Call 05/01/24)	320	320,954
5.00%, 08/01/25	5,170	5,319,784
5.00%, 10/01/25	16,580	17,124,079
5.00%, 10/01/25 (Call 10/01/24)	1,110	1,121,717
5.00%, 12/01/25	4,485	4,650,313
5.00%, 12/01/25 (Call 01/02/24)	695	695,899
5.00%, 03/01/26 (Call 03/01/25)	1,290	1,317,160
5.00%, 04/01/26	7,675	8,019,830
5.00%, 08/01/26	7,940	8,363,851
5.00%, 08/01/26 (Call 08/01/25)	1,780	1,834,791
5.00%, 09/01/26	8,000	8,444,574
5.00%, 10/01/26	10,050	10,630,312
5.00%, 10/01/26 (Call 04/01/26)	3,275	3,428,375
5.00%, 10/01/26 (PR 04/01/26)	15	15,686
5.00%, 11/01/26	2,500	2,649,847
5.00%, 02/01/27 (AMBAC)	200	213,400
5.00%, 03/01/27 (Call 03/01/25)	1,400	1,429,112
5.00%, 04/01/27	680	728,521
5.00%, 08/01/27	3,350	3,617,001
5.00%, 08/01/27 (Call 08/01/25)	620	638,490
5.00%, 08/01/27 (Call 08/01/26)	500	527,669
5.00%, 09/01/27	1,360	1,471,289
5.00%, 09/01/27 (Call 09/01/26)	3,675	3,885,892
5.00%, 10/01/27	6,175	6,693,249
5.00%, 11/01/27	10,925	11,864,936
5.00%, 12/01/27	2,595	2,823,775
5.00%, 08/01/28	2,000	2,207,141
5.00%, 08/01/28 (Call 08/01/26)	2,335	2,463,083
5.00%, 08/01/28 (Call 08/01/27)	2,700	2,918,854
5.00%, 09/01/28	4,135	4,571,791
5.00%, 09/01/28 (Call 09/01/26)	1,365	1,442,558
5.00%, 10/01/28	15,070	16,692,441
5.00%, 11/01/28	3,135	3,478,893
5.00%, 12/01/28	1,015	1,128,417
5.00%, 04/01/29	4,375	4,901,663
5.00%, 08/01/29 (Call 08/01/26)	1,920	2,023,461
5.00%, 08/01/29 (Call 08/01/27)	1,000	1,082,406
5.00%, 09/01/29 (Call 09/01/26)	3,245	3,425,947
5.00%, 10/01/29	10,355	11,723,138
5.00%, 10/01/29 (Call 04/01/26)	760	795,503
5.00%, 11/01/29	1,500	1,701,099
5.00%, 12/01/29	2,405	2,732,119
5.00%, 03/01/30	170	194,633
5.00%, 04/01/30	2,175	2,487,507
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,118,418
5.00%, 08/01/30 (Call 08/01/27)	635	687,350
5.00%, 08/01/30 (Call 08/01/28)	1,010	1,116,413
5.00%, 10/01/30	2,000	2,308,750
5.00%, 11/01/30	9,275	10,723,084
5.00%, 11/01/30 (Call 11/01/27)	4,680	5,092,553
5.00%, 03/01/31 (Call 03/01/25)	3,000	3,057,696

Security	Par (000)	Value

California (continued)
5.00%, 03/01/31 (Call 03/01/30)	$1,000	$1,141,502
5.00%, 04/01/31	6,415	7,472,718
5.00%, 09/01/31 (Call 09/01/26)	2,175	2,290,373
5.00%, 10/01/31 (Call 10/01/24)	2,825	2,854,596
5.00%, 11/01/31	2,500	2,941,989
5.00%, 11/01/31 (Call 11/01/27)	3,000	3,254,719
5.00%, 11/01/31 (Call 11/01/28)	4,000	4,436,422
5.00%, 11/01/31 (Call 11/01/30)	4,000	4,622,146
5.00%, 03/01/32 (Call 03/01/30)	3,900	4,449,530
5.00%, 04/01/32	9,180	10,880,069
5.00%, 04/01/32 (Call 04/01/29)	1,225	1,369,024
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,005,563
5.00%, 09/01/32	8,325	9,936,054
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,156,240
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,010,419
5.00%, 10/01/32 (Call 10/01/29)	1,000	1,128,139
5.00%, 10/01/32 (Call 10/01/31)	1,745	2,049,402
5.00%, 11/01/32	13,495	16,150,561
5.00%, 11/01/32 (Call 11/01/30)	2,550	2,945,122
5.00%, 12/01/32 (Call 06/01/26)	775	811,371
5.00%, 03/01/33 (Call 03/01/30)	4,690	5,348,519
5.00%, 04/01/33	1,750	2,108,616
5.00%, 04/01/33 (Call 04/01/24)	1,210	1,211,492
5.00%, 04/01/33 (Call 04/01/29)	840	936,703
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,020,803
5.00%, 09/01/33	3,000	3,638,633
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,577,028
5.00%, 09/01/33 (Call 09/01/32)	1,460	1,741,364
5.00%, 10/01/33 (Call 04/01/24)	1,395	1,396,709
5.00%, 10/01/33 (Call 10/01/24)	3,185	3,216,366
5.00%, 10/01/33 (Call 04/01/33)	2,120	2,553,410
5.00%, 03/01/34 (Call 03/01/30)	3,600	4,103,118
5.00%, 09/01/34 (Call 09/01/26)	3,935	4,129,029
5.00%, 09/01/34 (Call 09/01/33)	5,000	6,053,540
5.00%, 10/01/34 (Call 04/01/33)	10,230	12,298,319
5.00%, 11/01/34 (Call 11/01/28)	1,000	1,105,589
5.00%, 12/01/34 (Call 12/01/30)	1,780	2,054,205
5.00%, 04/01/35 (Call 04/01/29)	1,000	1,113,480
5.00%, 04/01/35 (Call 04/01/32)	1,365	1,606,729
5.00%, 08/01/35 (Call 08/01/25)	1,565	1,603,507
5.00%, 08/01/35 (Call 08/01/26)	1,920	2,008,655
5.00%, 09/01/35 (Call 09/01/26)	4,085	4,279,293
5.00%, 10/01/35 (Call 04/01/26)	4,755	4,943,699
5.00%, 10/01/35 (PR 04/01/26)	245	256,210
5.00%, 04/01/36 (Call 04/01/24)	5,000	5,005,361
5.00%, 08/01/36 (Call 08/01/28)	1,890	2,065,263
5.00%, 09/01/36 (Call 09/01/26)	2,000	2,091,323
5.00%, 09/01/36 (Call 09/01/33)	5,000	5,979,446
5.00%, 10/01/36 (Call 04/01/33)	6,055	7,189,174
5.00%, 11/01/36 (Call 11/01/27)	3,290	3,524,107
5.00%, 11/01/36 (Call 11/01/28)	2,510	2,751,418
5.00%, 08/01/37 (Call 08/01/28)	2,125	2,310,789
5.00%, 09/01/37 (Call 09/01/33)	8,000	9,477,751
5.00%, 10/01/37 (Call 10/01/24)	3,100	3,123,638
5.00%, 11/01/37 (Call 11/01/32)	7,500	8,765,497
5.00%, 08/01/38 (Call 08/01/26)	2,250	2,342,324
5.00%, 09/01/39 (Call 09/01/32)	7,270	8,398,348
5.00%, 10/01/39 (Call 10/01/24)	1,250	1,258,679
5.00%, 11/01/39 (Call 11/01/28)	3,505	3,807,067
5.00%, 09/01/41 (Call 09/01/31)	10,000	11,271,392
5.00%, 10/01/41 (Call 04/01/31)	2,425	2,717,907

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 29, 2024	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 10/01/42 (Call 04/01/33)	$9,515	$10,917,850
5.00%, 11/01/42 (Call 11/01/32)	2,500	2,853,792
5.00%, 10/01/44 (Call 10/01/24)	2,330	2,342,609
5.00%, 04/01/45 (Call 04/01/29)	3,145	3,395,080
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,463,487
5.00%, 10/01/45 (Call 04/01/33)	1,145	1,301,788
5.00%, 08/01/46 (Call 08/01/26)	6,500	6,735,325
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,037,434
5.00%, 12/01/46 (Call 12/01/30)	2,000	2,206,479
5.00%, 10/01/47 (Call 04/01/26)	3,850	3,966,856
5.00%, 11/01/47 (Call 11/01/27)	800	845,626
5.25%, 08/01/31 (Call 08/01/25)	1,680	1,731,210
5.25%, 08/01/32 (AGM)	1,825	2,178,985
5.25%, 09/01/47 (Call 09/01/32)	2,045	2,334,982
5.25%, 09/01/53 (Call 09/01/33)	4,000	4,566,352
Series B, 5.00%, 08/01/24	815	821,216
Series B, 5.00%, 09/01/24	2,945	2,972,465
Series B, 5.00%, 09/01/25	2,020	2,082,487
Series B, 5.00%, 08/01/26	2,280	2,401,711
Series B, 5.00%, 09/01/26	2,225	2,348,647
Series C, 5.00%, 09/01/26 (Call 09/01/25)	3,500	3,614,864
Series C, 5.00%, 08/01/27 (Call 08/01/26)	760	802,056
Series C, 5.00%, 08/01/32 (Call 02/01/25)	300	305,166
Series C, 5.00%, 08/01/33 (Call 02/01/25)	480	488,009
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	501,264
Ukiah Unified School District/CA GO, Series 2005, 0.00%, 08/01/28 (NPFGC)(a)	1,000	873,536
University of California RB 3.00%, 05/15/51 (Call 05/15/31)	7,000	5,565,949
4.00%, 05/15/25	5,490	5,564,382
4.00%, 05/15/33 (Call 05/15/27)	4,000	4,138,514
4.00%, 05/15/34 (Call 05/15/25)	4,900	4,925,693
4.00%, 05/15/39 (Call 05/15/31)	2,500	2,618,203
4.00%, 05/15/40 (Call 05/15/31)	2,500	2,605,124
5.00%, 05/15/26	2,190	2,301,859
5.00%, 05/15/28	3,000	3,326,778
5.00%, 05/15/29	4,005	4,538,282
5.00%, 05/15/30	3,000	3,478,158
5.00%, 05/15/32	3,000	3,619,744
5.00%, 05/15/33	1,125	1,379,955
5.00%, 05/15/34	4,415	5,482,441
5.00%, 05/15/34 (Call 05/15/26)	1,005	1,052,129
5.00%, 05/15/35 (Call 05/15/27)	2,500	2,677,355
5.00%, 05/15/35 (Call 05/15/33)	5,625	6,825,852
5.00%, 05/15/37 (Call 05/15/34)	3,000	3,644,291
5.00%, 05/15/38 (Call 05/15/34)	3,000	3,603,322
5.00%, 05/15/42 (Call 05/15/27)	2,405	2,557,940
5.00%, 05/15/42 (Call 05/15/33)	7,910	9,137,520
5.00%, 05/15/44 (Call 05/15/33)	2,630	3,009,712
5.00%, 05/15/52 (Call 05/15/32)	5,000	5,526,392
5.50%, 05/15/40 (Call 05/15/33)	5,000	6,034,216
Series AL 4, VRDN, 3.50%, 05/15/48 (Put 03/01/24)(b)	4,330	4,330,000
Series AM, 4.00%, 05/15/34 (Call 05/15/24)	5,760	5,769,736
Series AM, 5.00%, 05/15/28 (Call 05/15/24)	120	120,436
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	495	496,798
Series AM, 5.00%, 05/15/44 (PR 05/15/24)	5,205	5,223,905
Series AM, 5.25%, 05/15/38 (Call 05/15/24)	5,000	5,020,588
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,155	3,237,135
Series AO, 5.00%, 05/15/28 (Call 05/15/25)	400	410,207

Security	Par (000)	Value

California (continued)
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	$3,000	$3,074,969
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	6,245	6,358,085
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	970	1,007,007
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,176,455
Series AV, 5.00%, 05/15/49 (Call 05/15/27)	1,500	1,580,493
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,142,343
Series AY, 5.00%, 05/15/25	1,300	1,332,799
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,076,687
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	2,135	2,283,393
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	4,650	4,969,474
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	824,106
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	5,630	6,053,200
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	10,250	10,929,494
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	534,965
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	1,500	1,613,474
Series BE, 4.00%, 05/15/37 (Call 05/15/30)	1,000	1,053,586
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	665	690,297
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	10,250	10,249,949
Series BE, 5.00%, 05/15/33 (Call 05/15/30)	2,000	2,315,540
Series BE, 5.00%, 05/15/38 (Call 05/15/30)	1,500	1,693,127
Series BH, 4.00%, 05/15/46 (Call 05/15/31)	1,000	1,012,439
Series BH, 4.00%, 05/15/51 (Call 05/15/31)	2,020	1,998,824
Series I, 5.00%, 05/15/27 (Call 05/15/25)	745	764,395
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	358,931
Series I, 5.00%, 05/15/29 (Call 05/15/25)	205	210,170
Series I, 5.00%, 05/15/31 (Call 05/15/25)	5,290	5,424,062
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	553,494
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	2,991,050
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	522,293
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	248,521
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,070,687
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,165	1,228,561
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	262,550
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	530,934
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,058,636
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	538,999
Series Q, 4.00%, 05/15/36 (Call 05/15/31)	1,000	1,067,697
Upper Santa Clara Valley Joint Powers Authority RB
Series A, 4.00%, 08/01/45 (Call 08/01/25)	1,100	1,100,059
Series A, 4.00%, 08/01/50 (Call 08/01/25)	3,000	2,963,140
Walnut Valley Unified School District GO, 4.00%, 08/01/51 (Call 08/01/32)	2,000	2,011,579
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	250,449
Westminster School District GO, 0.00%, 08/01/52 (Call 08/01/39) (BAM)	6,380	4,371,952
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	990	724,419
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	883,733

		2,745,526,913

Total Long-Term Investments — 99.6% (Cost: $2,752,529,157)		2,745,526,913

24	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds: MumniCash, 2.97%(c)(d)	836,962	$837,046

Total Short-Term Securities — 0.0% (Cost: $837,046)		837,046

Total Investments — 99.6% (Cost: $2,753,366,203)		2,746,363,959

Other Assets Less Liabilities — 0.4%		10,389,593

Net Assets — 100.0%		$2,756,753,552

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund Portfolio(a)	$3,414,808	$—		$(3,416,523	)(b)	$2,057	$(342)	$—	—	$77,136	$—
BlackRock Liquidity Funds: MuniCash	—	837,046	(b)	—		—	—	837,046	836,962	4,062	—

						$2,057	$(342)	$837,046		$81,198	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$2,745,526,913	$—	$2,745,526,913
Short-Term Securities
Money Market Funds	837,046	—	—	837,046

	$837,046	$2,745,526,913	$—	$2,746,363,959

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.8%
Alabama Federal Aid Highway Finance Authority RB 4.00%, 09/01/31 (PR 09/01/24)	$20,970	$21,024,291
4.00%, 09/01/33 (PR 09/01/24)	57,315	57,463,389
5.00%, 09/01/27 (PR 09/01/24)	6,710	6,759,801
5.00%, 09/01/30 (PR 09/01/24)	2,525	2,543,740
Series 2007-2, Class A4, 5.00%, 09/01/28 (PR 09/01/24)	13,500	13,600,196
Series A, 4.00%, 06/01/37 (PR 09/01/27)	5,290	5,534,546
Series A, 5.00%, 09/01/35 (PR 09/01/26)	23,575	24,820,993
Series A, 5.00%, 09/01/36 (PR 09/01/26)	8,750	9,212,458
Series A, 5.00%, 06/01/37 (PR 09/01/27)	5,000	5,396,983
Series B, 5.00%, 09/01/24	3,980	4,015,365
Series B, 5.00%, 09/01/26	2,780	2,930,363
Alabama Public School and College Authority RB 4.00%, 11/01/40 (Call 11/01/30)	4,865	4,991,068
Series A, 4.00%, 11/01/36 (Call 11/01/30)	7,275	7,651,019
Series A, 4.00%, 11/01/38 (Call 11/01/30)	1,605	1,664,300
Series A, 5.00%, 11/01/26	13,740	14,545,403
Series A, 5.00%, 11/01/27	7,850	8,499,640
Series A, 5.00%, 11/01/32 (Call 11/01/30)	5,000	5,725,182
Series A, 5.00%, 11/01/33 (Call 11/01/30)	4,300	4,920,847
Series A, 5.00%, 11/01/39 (Call 11/01/30)	11,305	12,564,276
Series B, 5.00%, 01/01/26 (Call 07/01/24)	6,135	6,169,238
Auburn University RB
Series A, 4.00%, 06/01/41 (Call 06/01/26)	3,375	3,352,987
Series A, 5.00%, 06/01/48 (Call 06/01/28)	11,875	12,502,267
County of Jefferson AL Sewer Revenue RB 5.25%, 10/01/43 (Call 10/01/33)	8,750	9,622,854
5.25%, 10/01/44 (Call 10/01/33)	9,000	9,867,235
5.25%, 10/01/45 (Call 10/01/33)	7,750	8,471,814
5.25%, 10/01/49 (Call 10/01/33)	15,000	16,109,863
State of Alabama GO, Series C, 5.00%, 08/01/27
(Call 08/01/26)	1,405	1,481,064

		281,441,182
Alaska — 0.0%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/44 (PR 12/01/24)	2,000	2,012,249

Arizona — 0.7%
Arizona Department of Transportation State Highway Fund Revenue RB 5.00%, 07/01/24	1,110	1,116,340
5.00%, 07/01/25 (PR 07/01/24)	1,885	1,894,475
5.00%, 07/01/27 (PR 07/01/24)	4,490	4,512,569
5.00%, 07/01/30 (PR 07/01/24)	2,000	2,010,053
5.00%, 07/01/33 (PR 07/01/24)	2,900	2,914,577
Arizona State University RB 5.00%, 07/01/42 (Call 07/01/26)	2,900	2,973,275
Series B, 5.00%, 07/01/47 (Call 07/01/26)	1,500	1,531,868
Arizona Transportation Board RB 5.00%, 07/01/24	2,805	2,821,020
Series A, 5.00%, 07/01/24	6,115	6,149,925
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/25 (Call 10/01/24)	1,000	1,010,876
Series A, 5.00%, 10/01/26 (Call 10/01/24)	7,890	7,966,339
City of Mesa AZ Utility System Revenue RB, 4.00%, 07/01/32 (Call 07/01/26)	1,500	1,530,131
City of Phoenix Arizona GO 4.00%, 07/01/24	1,180	1,183,054

Security	Par (000)	Value

Arizona (continued)
4.00%, 07/01/25 (Call 07/01/24)	$1,205	$1,207,930
4.00%, 07/01/25 (PR 07/01/24)	835	836,529
5.00%, 07/01/24	2,000	2,011,684
5.00%, 07/01/25	3,800	3,901,766
City of Phoenix Civic Improvement Corp. RB 4.00%, 07/01/44 (Call 07/01/29)	4,800	4,742,638
5.00%, 07/01/38 (Call 07/01/26)	2,000	2,072,787
5.00%, 07/01/39 (Call 07/01/26)	2,215	2,293,100
5.00%, 07/01/39 (Call 07/01/33)	4,000	4,585,819
5.00%, 07/01/44 (Call 07/01/29)	1,500	1,602,602
5.00%, 07/01/49 (Call 07/01/29)	5,000	5,289,319
5.25%, 07/01/47 (Call 07/01/33)	4,830	5,452,242
Series A, 4.00%, 07/01/40 (Call 07/01/31)	1,610	1,655,079
Series A, 5.00%, 07/01/37 (Call 07/01/25)	2,000	2,043,077
Series A, 5.00%, 07/01/41 (Call 07/01/25)	2,000	2,034,999
Series A, 5.00%, 07/01/44 (Call 07/01/30)	12,205	13,261,669
Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,022,985
Series A, 5.00%, 07/01/45 (Call 07/01/29)	2,000	2,095,916
Series B, 4.00%, 07/01/28 (Call 07/01/24)	16,100	16,129,946
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,500	1,507,638
Series B, 5.00%, 07/01/27 (Call 07/01/24)	4,025	4,045,494
Series D, 5.00%, 07/01/35 (Call 07/01/27)	4,200	4,477,489
County of Pima Sewer System Revenue, 5.00%, 07/01/24	1,680	1,688,992
Gilbert Water Resource Municipal Property Corp. RB 5.00%, 07/15/32	4,650	5,499,372
5.00%, 07/15/33 (Call 07/15/32)	3,000	3,550,655
Salt River Project Agricultural Improvement & Power District RB 4.00%, 01/01/39 (Call 01/01/30)	4,990	5,137,288
5.00%, 01/01/27	2,030	2,160,209
5.00%, 01/01/28	1,645	1,790,409
5.00%, 01/01/31 (Call 01/01/28)	3,650	3,960,992
5.00%, 01/01/32	32,020	37,539,832
5.00%, 01/01/38 (Call 01/01/28)	1,555	1,664,715
5.00%, 01/01/39 (Call 01/01/28)	8,000	8,535,310
5.00%, 01/01/47 (Call 01/01/30)	10,500	11,254,331
Series A, 4.00%, 01/01/38 (Call 01/01/27)	2,000	2,010,635
Series A, 5.00%, 01/01/25	2,255	2,290,774
Series A, 5.00%, 01/01/26	3,295	3,421,986
Series A, 5.00%, 01/01/27	2,090	2,224,057
Series A, 5.00%, 01/01/28 (Call 01/01/27)	2,650	2,808,334
Series A, 5.00%, 01/01/29	6,250	6,964,258
Series A, 5.00%, 01/01/31	15,000	17,323,281
Series A, 5.00%, 01/01/34 (Call 01/01/27)	10,000	10,569,562
Series A, 5.00%, 12/01/34 (Call 06/01/25)	2,500	2,555,644
Series A, 5.00%, 01/01/37 (Call 01/01/28)	1,955	2,101,464
Series A, 5.00%, 01/01/38 (Call 01/01/27)	5,100	5,333,963
Series A, 5.00%, 01/01/45 (Call 01/01/31)	4,750	5,171,713
Series A, 5.00%, 12/01/45 (Call 06/01/25)	6,000	6,130,960
State of Arizona COP, Series A, 5.00%, 10/01/28	3,085	3,411,505
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	1,500	1,537,214

		277,522,665
Arkansas — 0.0%
State of Arkansas GO, 5.00%, 04/01/26 (Call 10/01/24)	1,815	1,833,183

26	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California — 20.2%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)	$3,000	$3,425,932
Alameda Corridor Transportation Authority RB 0.00%, 10/01/47 (Call 10/01/37)	1,500	827,066
0.00%, 10/01/48 (Call 10/01/37)	1,335	732,684
0.00%, 10/01/49 (Call 10/01/37)	1,335	729,419
0.00%, 10/01/50 (Call 10/01/37)	1,430	774,317
0.00%, 10/01/51 (Call 10/01/37) (AGM)	2,500	1,364,416
5.00%, 10/01/52 (Call 10/01/32) (AGM)	715	773,746
Series B, 5.00%, 10/01/34 (Call 10/01/26)	2,000	2,054,025
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,785	2,852,236
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	1,000	1,045,574
Series B, 5.00%, 10/01/37 (Call 10/01/26)	4,950	5,063,419
Alameda County Transportation Commission RB, 5.00%, 03/01/45 (Call 03/01/32)	6,955	7,813,124
Alameda Unified School District-Alameda County/CA GO, Series C, 3.00%, 08/01/42 (Call 08/01/27)	11,425	9,809,785
Allan Hancock Joint Community College District/CA GO
Series C, 0.00%, 08/01/44 (Call 08/01/38)	7,500	5,494,466
Series C, 0.00%, 08/01/47 (Call 08/01/40)	6,000	4,406,205
Alvord Unified School District GO
Series B, 0.00%, 08/01/36 (AGM)(a)	2,000	1,206,963
Series B, 0.00%, 08/01/43 (AGM)(a)	6,415	2,776,152
Anaheim Public Financing Authority RB, Series C, 0.00%, 09/01/32 (AGM)(a)	3,040	2,307,118
Antelope Valley Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	7,035	7,106,323
Bay Area Toll Authority RB 4.00%, 04/01/29 (Call 04/01/27)	6,530	6,779,492
4.00%, 04/01/33 (Call 04/01/27)	1,800	1,859,407
4.00%, 04/01/37 (Call 04/01/27)	14,205	14,436,009
4.00%, 04/01/38 (Call 04/01/27)	22,620	22,881,458
4.00%, 04/01/42 (Call 04/01/27)	4,500	4,516,861
4.00%, 04/01/47 (Call 04/01/27)	26,445	26,449,131
5.00%, 04/01/28	1,605	1,770,622
5.00%, 04/01/54 (Call 04/01/33)	35,000	38,807,111
5.25%, 04/01/54 (Call 04/01/33)	15,850	17,944,325
VRDN, 2.13%, 04/01/53 (Put 10/01/24)(b)	2,000	1,965,959
Series A, VRDN, 2.95%, 04/01/47 (Put 10/01/25)(b)	960	944,670
Series B, VRDN, 2.85%, 04/01/47 (Put 10/01/24)(b)	3,855	3,818,548
Series F-1, 4.00%, 04/01/56 (Call 04/01/27)	2,600	2,542,482
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	3,075	3,079,167
Series H, 5.00%, 04/01/44 (PR 04/01/29)	2,000	2,257,052
Series H, 5.00%, 04/01/49 (PR 04/01/29)	2,000	2,257,052
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	7,395	7,474,589
Series S-8, 5.00%, 04/01/56 (PR 10/01/29)	9,000	10,259,585
Beverly Hills Unified School District CA GO, Series 2008, 0.00%, 08/01/33(a)	1,000	757,949
California Educational Facilities Authority RB 5.00%, 04/01/45 (Call 04/01/25)	1,000	1,015,672
5.00%, 10/01/49 (PR 04/01/26)	500	524,013
5.00%, 04/01/51	5,000	6,096,273
5.25%, 04/01/40	21,000	26,440,921
Series T-1, 5.00%, 03/15/39	1,025	1,265,545
Series U-2, 5.00%, 10/01/32	5,000	6,092,298
Series U-6, 5.00%, 05/01/45	14,130	17,337,497
Series U-7, 5.00%, 06/01/46	17,250	21,164,820

Security	Par (000)	Value

California (continued)
Series V-1, 5.00%, 05/01/49	$15,000	$18,289,536
California Infrastructure & Economic Development Bank RB 4.00%, 10/01/41 (Call 10/01/32)	14,620	15,506,389
4.00%, 10/01/45 (Call 10/01/32)	10,000	10,309,653
4.00%, 10/01/46 (Call 10/01/32)	33,860	34,737,756
5.00%, 10/01/26	1,345	1,430,958
5.00%, 10/01/28	2,655	2,975,002
5.00%, 10/01/36 (Call 04/01/27)	5,050	5,394,638
5.00%, 05/15/42 (Call 05/15/28)	1,500	1,609,637
5.00%, 10/01/43 (Call 04/01/28)	3,620	3,882,171
5.00%, 08/01/44 (Call 08/01/29)	3,835	4,133,136
5.00%, 08/01/49 (Call 08/01/29)	4,375	4,673,351
5.00%, 10/01/52 (Call 10/01/32)	7,550	8,427,084
Series A, 4.00%, 10/01/45 (PR 10/01/26)	1,500	1,554,458
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	2,000	2,198,247
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	500	549,562
Series A, 5.00%, 10/01/41 (PR 10/01/26)	1,010	1,071,688
Series A, 5.13%, 07/01/37 (PR 07/01/26) (AMBAC)	5,710	6,050,279
California Municipal Finance Authority RB 5.00%, 01/01/48 (PR 01/01/28)	1,000	1,094,894
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,110	2,203,433
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	4,490	1,277,900
California State Public Works Board RB 3.00%, 09/01/31 (Call 09/01/27)	3,055	3,002,256
4.00%, 04/01/31 (Call 10/01/26)	10,305	10,584,786
4.00%, 11/01/36 (Call 11/01/31)	1,000	1,074,078
4.00%, 08/01/37 (Call 08/01/31)	7,045	7,498,351
4.00%, 11/01/41 (Call 11/01/31)	1,520	1,574,116
5.00%, 05/01/25	3,500	3,581,925
5.00%, 10/01/25	1,865	1,926,610
5.00%, 10/01/25 (ETM)	115	118,925
5.00%, 08/01/26	3,000	3,160,145
5.00%, 09/01/29	20,000	22,647,628
5.00%, 11/01/29	3,725	4,232,831
5.00%, 08/01/30	1,785	2,056,510
5.00%, 09/01/30	9,000	10,385,267
5.00%, 11/01/30	7,380	8,542,044
5.00%, 11/01/31	6,375	7,511,815
5.00%, 09/01/33	22,560	27,383,799
5.00%, 11/01/33 (Call 11/01/31)	2,000	2,352,252
5.00%, 09/01/34 (Call 09/01/33)	8,220	9,952,021
5.00%, 11/01/36 (Call 11/01/33)	10,965	13,072,125
5.00%, 12/01/37 (Call 12/01/32)	5,800	6,757,822
Series A, 5.00%, 02/01/26	6,200	6,455,242
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,175	2,191,249
Series A, 5.00%, 09/01/28 (Call 09/01/24)	2,600	2,619,931
Series A, 5.00%, 02/01/29	3,005	3,360,559
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,540	1,551,430
Series A, 5.00%, 09/01/39 (Call 09/01/24)	17,245	17,340,284
Series B, 4.00%, 05/01/41 (Call 05/01/31)	3,670	3,793,131
Series B, 4.00%, 05/01/46 (Call 05/01/31)	10,865	10,965,825
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,750	2,767,844
Series C, 5.00%, 11/01/32 (Call 11/01/29)	9,220	10,401,837
Series C, 5.00%, 11/01/33 (Call 11/01/26)	4,230	4,457,528
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,000	1,053,604
Series F, 5.00%, 05/01/26 (Call 05/01/25)	3,250	3,323,294

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California State University RB 3.00%, 11/01/39 (Call 11/01/30)	$7,100	$6,514,132
5.25%, 11/01/48 (Call 11/01/33)	1,840	2,132,183
Series A, 4.00%, 11/01/34 (Call 11/01/25)	2,000	2,013,144
Series A, 4.00%, 11/01/34 (Call 05/01/26)	1,000	1,015,981
Series A, 4.00%, 11/01/35 (Call 05/01/26)	21,340	21,609,874
Series A, 4.00%, 11/01/37 (Call 05/01/26)	3,625	3,658,790
Series A, 4.00%, 11/01/38 (Call 05/01/26)	13,215	13,327,372
Series A, 4.00%, 11/01/45 (Call 05/01/26)	8,300	8,175,458
Series A, 5.00%, 11/01/24	4,015	4,068,552
Series A, 5.00%, 11/01/28 (PR 11/01/24)	6,000	6,076,486
Series A, 5.00%, 11/01/29 (PR 11/01/24)	4,535	4,592,810
Series A, 5.00%, 11/01/30 (Call 11/01/25)	3,000	3,103,745
Series A, 5.00%, 11/01/31 (Call 05/01/26)	500	525,190
Series A, 5.00%, 11/01/31 (Call 05/01/27)	1,545	1,663,171
Series A, 5.00%, 11/01/32 (Call 05/01/26)	2,000	2,098,805
Series A, 5.00%, 11/01/32 (PR 11/01/24)	160	162,040
Series A, 5.00%, 11/01/33 (Call 11/01/25)	1,500	1,551,189
Series A, 5.00%, 11/01/33 (PR 11/01/24)	2,500	2,531,869
Series A, 5.00%, 11/01/34 (PR 11/01/24)	2,950	2,987,606
Series A, 5.00%, 11/01/35 (Call 11/01/25)	3,000	3,096,956
Series A, 5.00%, 11/01/36 (Call 05/01/27)	1,960	2,091,030
Series A, 5.00%, 11/01/38 (Call 11/01/25)	3,150	3,248,202
Series A, 5.00%, 11/01/39 (PR 11/01/24)	900	911,473
Series A, 5.00%, 11/01/41 (Call 05/01/26)	1,005	1,044,037
Series A, 5.00%, 11/01/42 (Call 05/01/27)	8,450	8,897,534
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,500	1,539,210
Series A, 5.00%, 11/01/43 (Call 11/01/28)	3,000	3,242,199
Series A, 5.00%, 11/01/44 (Call 11/01/29)	2,000	2,180,988
Series A, 5.00%, 11/01/44 (PR 11/01/24)	700	708,923
Series A, 5.00%, 11/01/45 (Call 05/01/26)	8,100	8,378,268
Series A, 5.00%, 11/01/47 (Call 05/01/27)	18,900	19,762,970
Series A, 5.00%, 11/01/48 (Call 11/01/28)	10,875	11,638,929
Series A, 5.00%, 11/01/49 (Call 11/01/29)	2,150	2,318,253
Series C, 3.00%, 11/01/51 (Call 11/01/30)	4,000	3,162,950
Series C, 4.00%, 11/01/45 (Call 11/01/30)	19,940	20,084,294
California Statewide Communities Development Authority RB, Series A, 5.00%, 05/15/42 (Call 05/15/27)	500	505,531
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (PR 08/01/26)	1,000	1,032,346
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	1,750	1,748,198
Series A, 5.00%, 08/01/39 (Call 08/01/24)	6,065	6,102,393
Chabot-Las Positas Community College District GO 4.00%, 08/01/33 (Call 08/01/26)	2,000	2,038,859
4.00%, 08/01/34 (Call 08/01/26)	2,845	2,892,351
5.00%, 08/01/25	1,000	1,030,652
5.00%, 08/01/26	3,000	3,173,104
5.25%, 08/01/48 (Call 08/01/33)	4,600	5,234,638
Series A, 4.00%, 08/01/42 (Call 08/01/27)	5,000	5,020,905
Chaffey Community College District GO, Series A, 5.00%, 06/01/48 (Call 06/01/28)	2,300	2,441,931
Chaffey Joint Union High School District GO 4.00%, 08/01/47 (Call 02/01/27)	10,000	10,020,299
5.25%, 08/01/52 (Call 08/01/32)	20,895	23,423,805
Series B, 4.00%, 08/01/44 (Call 02/01/25)	2,000	1,997,940
Chino Basin Regional Financing Authority RB,
Series B, 4.00%, 11/01/25 (Call 08/01/25)	4,680	4,756,832
City & County of San Francisco CA GO Series C, 4.00%, 06/15/35 (Call 06/15/24)	8,825	8,830,656

Security	Par (000)	Value

California (continued)
Series R, 5.00%, 06/15/28	$5,500	$6,104,328
Series R, 5.00%, 06/15/29	1,000	1,137,408
Series R, 5.00%, 06/15/30	1,250	1,454,869
Series R, 5.00%, 06/15/31	750	890,566
Series R, 5.00%, 06/15/32	500	605,059
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/49 (Call 05/15/29)	4,190	4,505,336
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,000	1,044,049
City of Los Angeles CA Wastewater System Revenue RB 5.00%, 06/01/44 (Call 06/01/25)	4,630	4,718,987
Series A, 5.00%, 06/01/26 (Call 03/21/24)	1,000	1,001,900
Series A, 5.00%, 06/01/34 (Call 03/21/24)	1,000	1,001,900
Series A, 5.00%, 06/01/43 (Call 03/21/24)	12,695	12,719,122
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,500	1,604,611
Series A, 5.00%, 06/01/47 (Call 06/01/32)	3,500	3,925,809
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,500	1,588,145
Series C, 5.00%, 06/01/29	11,405	12,948,546
Series C, 5.00%, 06/01/30	20,000	23,183,382
Series C, 5.00%, 06/01/32	8,020	9,651,247
Series C, 5.00%, 06/01/45 (Call 06/01/25)	1,000	1,018,794
City of Los Angeles Department of Airports RB 5.00%, 05/15/48 (Call 05/15/29)	1,500	1,612,296
Series A, 5.00%, 05/15/30 (Call 11/15/29)	4,020	4,605,283
Series A, 5.00%, 05/15/31 (Call 11/15/29)	1,500	1,722,077
Series A, 5.00%, 05/15/35 (Call 11/15/29)	1,500	1,708,258
Series A, 5.00%, 05/15/36 (Call 11/15/29)	1,505	1,704,065
Series A, 5.00%, 05/15/38 (Call 11/15/29)	2,175	2,435,355
Series A, 5.00%, 05/15/39 (Call 11/15/29)	1,450	1,618,245
Series A, 5.00%, 05/15/40 (Call 11/15/29)	1,000	1,110,130
Series B, 4.00%, 05/15/39 (Call 05/15/30)	5,000	5,216,542
Series B, 4.00%, 05/15/40 (Call 05/15/30)	3,900	4,049,775
Series B, 5.00%, 05/15/24	2,000	2,007,465
Series B, 5.00%, 05/15/25	2,035	2,087,071
Series B, 5.00%, 05/15/29	2,000	2,270,510
Series B, 5.00%, 05/15/32 (Call 05/15/30)	2,000	2,319,153
Series B, 5.00%, 05/15/42 (Call 05/15/27)	4,390	4,622,461
Series B, 5.00%, 05/15/45 (Call 05/15/31)	7,000	7,806,079
Series C, 5.00%, 05/15/38 (Call 05/15/25)	3,100	3,166,461
Series D, 5.00%, 05/15/44 (Call 05/15/30)	2,920	3,227,589
Series E, 5.00%, 05/15/44 (Call 11/15/28)	2,000	2,160,580
City of Riverside CA Electric Revenue RB, Series A, 5.00%, 10/01/48 (Call 04/01/29)	6,895	7,386,965
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	1,690	1,727,830
City of Riverside CA Water Revenue RB 5.00%, 10/01/47 (Call 10/01/32)	6,890	7,711,397
5.00%, 10/01/52 (Call 10/01/32)	8,800	9,746,446
City of San Francisco CA Public Utilities Commission Water Revenue RB 5.00%, 11/01/25 (Call 05/01/25)	3,660	3,755,172
5.00%, 11/01/27	3,010	3,292,132
5.00%, 11/01/27 (Call 11/01/26)	4,575	4,877,919
5.00%, 11/01/29 (Call 11/01/26)	3,000	3,200,602
5.00%, 11/01/32 (Call 05/01/25)	2,025	2,076,239
5.00%, 11/01/33	3,000	3,711,912
5.00%, 11/01/34 (Call 11/01/26)	1,040	1,105,355
5.00%, 11/01/34 (Call 11/01/33)	3,000	3,698,119
5.00%, 11/01/35 (Call 11/01/33)	3,000	3,677,812
5.00%, 11/01/36 (Call 05/01/25)	1,255	1,282,835
5.00%, 11/01/36 (Call 11/01/33)	3,000	3,644,710

28	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.25%, 11/01/52 (Call 11/01/33)	$6,265	$7,184,230
Series A, 4.00%, 11/01/39 (Call 11/01/26)	23,695	23,870,123
Series A, 5.00%, 11/01/33 (Call 11/01/26)	2,000	2,127,119
Series A, 5.00%, 11/01/50 (Call 11/01/30)	14,345	15,713,476
Series B, 5.00%, 11/01/50 (Call 11/01/27)	3,500	3,677,810
Series C, 4.00%, 11/01/50 (Call 11/01/30)	4,000	4,001,708
Series D, 5.00%, 11/01/34 (Call 11/01/27)	2,000	2,159,937
Series REF, 5.00%, 11/01/31 (Call 05/01/25)	2,000	2,050,811
City of San Jose CA GO 5.00%, 09/01/46 (Call 03/01/31)	7,385	8,180,235
5.00%, 09/01/47 (Call 03/01/29)	3,615	3,890,112
Series A, 5.00%, 09/01/41 (Call 03/01/31)	1,500	1,699,179
Series A, 5.00%, 09/01/42 (Call 03/01/31)	3,900	4,400,706
Series A, 5.00%, 09/01/44 (Call 03/01/31)	4,015	4,490,833
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	13,000	14,054,423
City of Santa Rosa CA Wastewater Revenue RB, 0.00%, 09/01/32 (AMBAC)	10,880	8,243,269
Clovis Unified School District GO 4.00%, 08/01/40 (Call 08/01/25)	420	421,146
4.00%, 08/01/40 (PR 08/01/25)	580	589,502
Coast Community College District GO 0.00%, 08/01/34 (Call 08/01/25)(a)	2,000	1,301,677
5.00%, 08/01/29 (PR 08/15/25)	2,000	2,058,958
5.00%, 08/01/36 (PR 08/01/27)	7,795	8,464,115
Series B, 0.00%, 08/01/27 (AGM)(a)	6,475	5,822,974
Series B, 0.00%, 08/01/28 (AGM)(a)	7,075	6,172,222
Series D, 4.00%, 08/01/42 (Call 08/01/27)	2,000	2,010,903
Series F, 0.00%, 08/01/41 (Call 08/01/29)(a)	1,000	483,235
Series F, 0.00%, 08/01/42 (Call 08/01/29)(a)	1,000	459,188
Contra Costa Community College District GO,
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	29,830	29,770,209
Contra Costa Water District RB, Series W, 5.00%, 10/01/51 (Call 10/01/31)	3,200	3,523,246
County of Sacramento CA Airport System Revenue RB, Series A, 5.00%, 07/01/41 (Call 07/01/26)	3,500	3,615,596
County of Santa Clara CA GO 4.00%, 08/01/37 (Call 08/01/27)	11,305	11,594,335
Series B, 5.00%, 08/01/34 (Call 08/01/32)	4,000	4,794,150
Series C, 4.00%, 08/01/38 (Call 08/01/27)	3,015	3,077,407
Desert Community College District GO, 4.00%, 08/01/39 (Call 08/01/27)	8,000	8,145,997
Dublin Unified School District GO 4.00%, 08/01/42 (Call 08/01/33)	3,040	3,159,149
4.13%, 08/01/49 (Call 08/01/33)	2,710	2,745,899
4.25%, 08/01/53 (Call 08/01/33)	5,000	5,107,539
East Bay Municipal Utility District Water System Revenue RB 5.00%, 06/01/36 (Call 06/01/32)	1,180	1,404,261
5.00%, 06/01/43 (Call 06/01/33)	2,000	2,309,048
5.00%, 06/01/44 (Call 06/01/33)	2,000	2,301,979
5.00%, 06/01/49 (Call 06/01/33)	5,000	5,617,363
Series A, 4.00%, 06/01/34 (Call 06/01/25)	14,315	14,489,019
Series A, 5.00%, 06/01/27 (Call 06/01/25)	4,120	4,233,555
Series A, 5.00%, 06/01/35 (Call 06/01/32)	17,000	20,384,899
Series A, 5.00%, 06/01/36 (Call 06/01/25)	1,925	1,970,784
Series A, 5.00%, 06/01/36 (Call 06/01/32)	12,000	14,280,618
Series A, 5.00%, 06/01/37 (Call 06/01/32)	10,000	11,792,453
Series A, 5.00%, 06/01/42 (Call 06/01/27)	11,705	12,409,423
Series A, 5.00%, 06/01/45 (Call 06/01/27)	7,240	7,637,004
Series A, 5.00%, 06/01/49 (Call 06/01/29)	4,750	5,122,318
Series B, 5.00%, 06/01/25	3,715	3,819,458

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 06/01/31 (Call 06/01/27)	$2,000	$2,172,148
Series B, 5.00%, 06/01/34	3,035	3,799,434
Series B, 5.00%, 06/01/34 (Call 06/01/27)	3,085	3,336,164
Series B, 5.00%, 06/01/35 (Call 06/01/32)	2,950	3,537,380
Series B, 5.00%, 06/01/36 (Call 06/01/27)	2,105	2,267,132
Series B, 5.00%, 06/01/37 (Call 06/01/32)	4,400	5,188,679
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	7,125	7,430,341
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,500	1,574,066
El Camino Community College District Foundation (The) GO 0.00%, 08/01/29(a)	6,000	5,096,435
Series A, 4.00%, 08/01/41 (Call 08/01/26)	6,985	6,998,570
Series A, 4.00%, 08/01/45 (Call 08/01/26)	2,000	2,000,219
Series C, 0.00%, 08/01/32(a)	200	153,269
Series C, 0.00%, 08/01/34(a)	8,415	5,979,820
El Dorado Irrigation District COP, Series A, 4.00%, 03/01/45 (Call 03/01/30)	5,000	4,933,240
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	500	500,000
Elk Grove Unified School District GO 2.00%, 08/01/34 (Call 08/01/30)	3,000	2,549,538
2.00%, 08/01/35 (Call 08/01/30)	5,930	4,942,069
4.00%, 08/01/46 (Call 08/01/26)	2,640	2,605,025
Series 2016, 4.00%, 08/01/46 (Call 08/01/26)	3,000	2,960,256
Escondido Union High School District GO
Series C, 0.00%, 08/01/46(a)	1,905	701,825
Series C, 0.00%, 08/01/51(a)	2,850	858,380
Foothill-De Anza Community College District GO 0.00%, 08/01/33 (AMBAC)(a)	3,805	2,875,986
0.00%, 08/01/34 (NPFGC-IBC FGIC)	14,840	10,819,108
4.00%, 08/01/40 (Call 08/01/26)	4,000	4,033,216
Series A, 0.00%, 08/01/34(a)	2,500	1,822,626
Foothill-Eastern Transportation Corridor Agency RB 0.00%, 01/15/34 (AGM)(a)	12,500	8,875,069
0.00%, 01/15/35 (AGM)(a)	1,700	1,162,132
5.40%, 01/15/30 (AGM)	10,000	11,429,964
Series A, 0.00%, 01/01/25 (ETM)(a)	200	194,778
Series A, 0.00%, 01/01/26 (ETM)(a)	1,500	1,419,474
Series A, 0.00%, 01/01/28 (ETM)(a)	4,450	4,001,256
Series A, 0.00%, 01/01/30 (ETM)(a)	1,000	853,714
Series A, 0.00%, 01/15/36 (AGM)(a)	7,010	4,579,457
Series A, 0.00%, 01/15/37 (AGM)(a)	1,000	621,090
Series A, 4.00%, 01/15/46 (Call 01/15/31)	44,700	43,366,519
Series B-1, VRDN, 3.95%, 01/15/53 (Call 07/15/27)(b)	1,800	1,664,064
Fremont Union High School District GO 4.00%, 08/01/40 (Call 08/01/24)	2,000	1,991,461
4.00%, 08/01/44 (Call 08/01/24)	15,000	14,536,588
4.00%, 08/01/48 (Call 08/01/31)	9,000	9,104,057
5.00%, 08/01/40 (PR 08/01/24)	5,000	5,039,363
Series A, 3.00%, 08/01/40 (Call 08/01/29)	3,825	3,439,602
Series A, 4.00%, 08/01/46 (Call 08/01/27)	2,660	2,668,281
Series A, 5.00%, 08/01/44 (Call 08/01/27)	2,000	2,112,849
Gilroy Unified School District GO, 4.00%, 08/01/46
(Call 08/01/26)	5,000	4,962,779
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (PR 09/01/25)	1,650	1,679,053
Hayward Area Recreation & Park District GO,
Series A, 4.00%, 08/01/46 (Call 08/01/27)	8,950	8,870,351

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Hayward Unified School District GO, Series A, 5.00%, 08/01/44 (Call 08/01/28) (BAM)	$2,300	$2,453,149
Irvine Ranch Water District Water Service Corp.
COP, 5.00%, 03/01/41 (Call 09/01/26)	6,000	6,254,317
Irvine Ranch Water District Water Service Corp. Special Assessment, 5.25%, 02/01/41 (Call 08/01/26)	10,360	10,842,951
Lodi Unified School District/CA GO, 3.00%, 08/01/43 (Call 08/01/27)	7,500	6,376,663
Long Beach Community College District GO 0.00%, 06/01/29 (AGM)(a)	5,420	4,630,457
4.00%, 08/01/41 (Call 08/01/26)	3,590	3,598,612
Series B, 0.00%, 08/01/49 (Call 08/01/42)	2,000	1,369,615
Series C, 4.00%, 08/01/49 (Call 08/01/28)	10,675	10,666,854
Long Beach Unified School District GO 3.00%, 08/01/37 (Call 08/01/29)	2,420	2,313,031
3.00%, 08/01/41 (Call 08/01/29)	4,650	4,097,121
3.00%, 08/01/47 (Call 08/01/29)	25,525	20,768,460
4.00%, 08/01/47 (Call 08/01/33)	5,855	5,898,554
4.00%, 08/01/48 (Call 08/01/33)	11,845	11,910,363
4.00%, 08/01/50 (Call 08/01/33)	2,500	2,497,407
5.00%, 08/01/35 (Call 08/01/26)	3,000	3,171,183
5.00%, 08/01/44 (Call 08/01/33)	5,000	5,714,357
Series A, 4.00%, 08/01/38 (Call 08/01/26)	10,300	10,402,375
Series B, 3.00%, 08/01/48 (Call 08/01/29)	5,000	4,009,994
Series B, 3.00%, 08/01/50 (Call 08/01/29)	6,000	4,701,938
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	800	403,467
Series F, 4.00%, 08/01/36 (Call 08/01/29)	4,195	4,394,407
Los Angeles Community College District/CA 5.00%, 08/01/29	12,915	14,739,426
5.00%, 08/01/30	9,285	10,841,285
Los Angeles Community College District/CA GO 4.00%, 08/01/37 (Call 08/01/26)	8,815	8,940,906
5.00%, 08/01/25	10,085	10,402,611
5.00%, 08/01/26	10,000	10,586,643
5.00%, 08/01/36 (Call 08/01/32)	2,030	2,426,040
5.00%, 08/01/37 (Call 08/01/32)	1,005	1,191,984
5.00%, 08/01/38 (Call 08/01/26)	1,325	1,385,950
Series A, 4.00%, 08/01/32 (PR 08/01/24)	30,795	30,907,319
Series A, 4.00%, 08/01/33 (PR 08/01/24)	17,825	17,890,013
Series A, 5.00%, 08/01/28 (PR 08/01/24)	5,000	5,038,342
Series C, 5.00%, 06/01/26	1,125	1,185,760
Series J, 4.00%, 08/01/37 (Call 08/01/27)	2,500	2,549,390
Series J, 4.00%, 08/01/41 (Call 08/01/27)	5,000	5,025,559
Series K, 3.00%, 08/01/39 (Call 08/01/26)	2,145	1,946,810
Series K, 4.00%, 08/01/35 (Call 08/01/26)	1,750	1,788,523
Series K, 4.00%, 08/01/37 (Call 08/01/26)	14,250	14,453,534
Series K, 4.00%, 08/01/38 (Call 08/01/26)	27,685	27,939,295
Series K, 4.00%, 08/01/39 (Call 08/01/26)	7,500	7,556,082
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	2,305	2,275,393
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,072,790
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/29	1,500	1,710,259
5.00%, 07/01/31	2,000	2,381,368
5.00%, 07/01/34 (Call 07/01/31)	4,000	4,739,666
5.00%, 07/01/42 (Call 07/01/27)	5,405	5,721,646
Series A, 4.00%, 06/01/35 (Call 06/01/30)	3,800	4,110,704
Series A, 4.00%, 06/01/36 (Call 06/01/31)	2,000	2,164,421
Series A, 4.00%, 06/01/37 (Call 06/01/31)	6,980	7,461,564

Security	Par (000)	Value

California (continued)
Series A, 4.00%, 06/01/38 (Call 06/01/31)	$5,270	$5,591,631
Series A, 4.00%, 06/01/39 (Call 06/01/31)	8,115	8,561,056
Series A, 5.00%, 07/01/25	4,085	4,206,247
Series A, 5.00%, 06/01/26	1,500	1,580,678
Series A, 5.00%, 06/01/28	9,000	9,989,351
Series A, 5.00%, 06/01/30	3,755	4,374,077
Series A, 5.00%, 06/01/31 (Call 06/01/26)	2,055	2,156,862
Series A, 5.00%, 06/01/31 (Call 06/01/30)	4,000	4,643,590
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,500	1,571,781
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,785	3,231,875
Series A, 5.00%, 06/01/32 (Call 06/01/31)	3,250	3,856,323
Series A, 5.00%, 06/01/33 (Call 06/01/27)	2,500	2,699,622
Series A, 5.00%, 06/01/33 (Call 06/01/30)	4,085	4,734,919
Series A, 5.00%, 06/01/33 (Call 06/01/31)	2,000	2,371,811
Series A, 5.00%, 06/01/34 (Call 06/01/26)	5,225	5,466,522
Series A, 5.00%, 06/01/35 (Call 06/01/30)	1,500	1,728,961
Series A, 5.00%, 06/01/36 (Call 06/01/26)	4,400	4,602,864
Series A, 5.00%, 06/01/36 (Call 06/01/30)	8,080	9,270,603
Series A, 5.00%, 06/01/37 (Call 06/01/30)	4,800	5,467,121
Series A, 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,185,595
Series A, 5.00%, 07/01/39 (Call 07/01/27)	10,000	10,653,603
Series A, 5.00%, 07/01/39 (Call 07/01/28)	3,400	3,693,660
Series A, 5.00%, 07/01/39 (Call 07/01/31)	5,000	5,769,677
Series A, 5.00%, 07/01/40 (Call 07/01/27)	8,000	8,499,406
Series A, 5.00%, 07/01/40 (Call 07/01/31)	6,650	7,602,382
Series A, 5.00%, 07/01/41 (Call 07/01/31)	4,835	5,498,980
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,585	2,735,601
Series A, 5.00%, 07/01/44 (Call 07/01/28)	4,000	4,294,643
Los Angeles County Public Works Financing Authority RB
Series D, 4.00%, 12/01/40 (Call 12/01/25)	3,765	3,778,693
Series E-1, 5.00%, 12/01/49 (Call 12/01/29)	10,645	11,498,760
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 4.00%, 10/01/42 (Call 10/01/26)	13,500	13,542,529
Los Angeles Department of Water & Power Power System Revenue RB Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,615	1,642,357
Series A, 5.00%, 07/01/33 (Call 01/01/25)	1,000	1,017,052
Series A, 5.00%, 07/01/49 (Call 01/01/29)	14,500	15,524,573
Series A, 5.25%, 07/01/49 (Call 01/01/29)	2,500	2,704,243
Series B, 5.00%, 07/01/24	5,000	5,031,005
Series B, 5.00%, 07/01/31 (Call 01/01/29)	4,005	4,503,858
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,755	1,971,089
Series C, 5.00%, 07/01/27 (Call 07/01/24)	500	502,774
Series C, 5.00%, 07/01/42 (Call 07/01/27)	2,000	2,108,632
Series C, 5.00%, 07/01/49 (Call 07/01/29)	1,250	1,346,689
Series D, 5.00%, 07/01/33 (Call 07/01/24)	1,035	1,040,068
Series D, 5.00%, 07/01/43 (Call 07/01/28)	1,725	1,856,916
Los Angeles Department of Water & Power RB 4.00%, 07/01/26 (Call 06/01/26)	2,500	2,577,857
5.00%, 07/01/26 (Call 06/01/26)	3,505	3,696,296
5.00%, 07/01/28	4,975	5,534,029
5.00%, 07/01/32	1,495	1,806,832
5.00%, 07/01/37 (Call 07/01/31)	3,160	3,664,109
5.00%, 07/01/40 (Call 01/01/32)	12,270	14,035,214
5.00%, 07/01/41 (Call 07/01/31)	1,000	1,128,070
5.00%, 07/01/42 (Call 01/01/32)	5,515	6,245,455
5.00%, 07/01/43 (Call 01/01/32)	2,155	2,433,302
5.00%, 07/01/46 (Call 01/01/31)	3,535	3,910,831
5.00%, 07/01/46 (Call 07/01/31)	3,880	4,319,323

30	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 07/01/51 (Call 07/01/31)	$19,615	$21,554,530
VRDN, 3.70%, 07/01/51 (Put 03/01/24)(b)	23,040	23,040,000
Series A, 5.00%, 07/01/25	3,500	3,598,803
Series A, 5.00%, 07/01/27	2,545	2,765,359
Series A, 5.00%, 07/01/28	4,105	4,566,269
Series B, 5.00%, 07/01/35 (Call 07/01/32)	1,500	1,792,666
Series B, 5.00%, 07/01/40 (Call 07/01/30)	12,440	13,917,301
Series B, 5.00%, 07/01/50 (Call 07/01/30)	4,230	4,602,825
Series D, 5.00%, 07/01/44 (Call 07/01/29)	13,000	14,145,531
Series D, 5.00%, 07/01/49 (Call 07/01/29)	21,630	23,303,109
Los Angeles Department of Water & Power System Revenue RB, Series A, 5.00%, 07/01/42 (Call 01/01/27)	7,495	7,843,592
Los Angeles Department of Water & Power Water System Revenue RB 5.00%, 07/01/33	5,000	6,160,845
5.00%, 07/01/34 (Call 07/01/33)	5,000	6,123,565
5.00%, 07/01/37 (Call 01/01/32)	7,000	8,207,164
5.00%, 07/01/38 (Call 01/01/32)	6,670	7,741,476
5.00%, 07/01/41 (Call 07/01/32)	4,610	5,285,993
5.00%, 07/01/47 (Call 01/01/32)	20,030	22,360,645
5.00%, 07/01/52 (Call 07/01/32)	3,995	4,442,591
VRDN, 3.70%, 07/01/35 (Put 03/01/24)(b)	9,200	9,200,000
VRDN, 3.74%, 07/01/45 (Put 03/01/24)(b)	4,960	4,960,000
Series A, 5.00%, 07/01/39 (Call 07/01/24)	11,420	11,465,879
Series A, 5.00%, 07/01/40 (Call 07/01/30)	5,065	5,678,915
Series A, 5.00%, 07/01/41 (Call 01/01/26)	2,000	2,062,299
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,100,495
Series A, 5.00%, 07/01/41 (Call 07/01/30)	1,500	1,671,958
Series A, 5.00%, 07/01/44 (Call 01/01/27)	17,715	18,507,110
Series A, 5.00%, 07/01/46 (Call 01/01/26)	12,275	12,610,387
Series A, 5.00%, 07/01/48 (Call 01/01/28)	9,745	10,358,852
Series A-1, VRDN, 3.70%, 07/01/49 (Put 03/01/24)(b)	42,000	42,000,000
Series B, 4.00%, 07/01/29	2,000	2,163,619
Series B, 4.00%, 07/01/30	2,000	2,191,354
Series B, 5.00%, 07/01/34 (Call 01/01/26)	5,015	5,218,192
Series B, 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,188,731
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,500	2,695,385
Series B, 5.00%, 07/01/46 (Call 01/01/26)	1,525	1,566,667
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,500	2,676,686
Series B, 5.00%, 07/01/49 (Call 01/01/31)	3,900	4,284,845
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,250	2,582,708
Series C, 5.00%, 07/01/37 (Call 07/01/30)	3,050	3,483,056
Series C, 5.00%, 07/01/38 (Call 07/01/30)	1,000	1,132,402
Series C, 5.00%, 07/01/40 (Call 07/01/30)	5,250	5,886,338
Series C, 5.00%, 07/01/41 (Call 07/01/30)	2,000	2,229,277
Los Angeles Department of Water & Power, RB
Series A, 5.00%, 07/01/28 (Call 01/01/25)	2,000	2,037,740
Series A, 5.00%, 07/01/46 (Call 01/01/26)	7,050	7,237,589
Series B, 5.00%, 07/01/36 (Call 01/01/27)	2,000	2,124,765
Series B, 5.00%, 07/01/42 (Call 01/01/26)	1,095	1,127,824
Series C, 5.00%, 07/01/26 (Call 07/01/24)	1,405	1,412,612
Series C, 5.00%, 07/01/47 (Call 07/01/27)	15,115	15,805,630
Series D, 5.00%, 07/01/35 (Call 07/01/24)	2,985	2,999,324
Series D, 5.00%, 07/01/44 (Call 07/01/24)	9,455	9,482,541
Series E, 5.00%, 07/01/44 (Call 07/01/24)	7,515	7,536,890
Los Angeles Unified School District/CA GO 3.00%, 07/01/31 (Call 07/01/26)	15,405	15,412,528
3.00%, 07/01/32 (Call 07/01/26)	7,820	7,780,125
5.00%, 07/01/28	2,505	2,782,112

Security	Par (000)	Value

California (continued)
5.00%, 07/01/31	$1,410	$1,668,384
5.00%, 07/01/37 (Call 01/01/34)	4,000	4,825,936
5.00%, 07/01/38 (Call 01/01/33)	2,500	2,948,517
5.00%, 07/01/38 (Call 01/01/34)	5,000	5,982,823
5.00%, 07/01/39 (Call 01/01/34)	16,650	19,835,376
5.25%, 07/01/47 (Call 01/01/33)	3,765	4,321,434
5.25%, 07/01/48 (Call 01/01/34)	5,000	5,791,936
Series A, 4.00%, 07/01/33 (Call 07/01/25)	1,000	1,007,427
Series A, 4.00%, 07/01/40 (Call 07/01/25)	1,045	1,036,101
Series A, 5.00%, 07/01/24	4,980	5,010,394
Series A, 5.00%, 07/01/25	2,535	2,605,559
Series A, 5.00%, 07/01/26	2,210	2,333,957
Series A, 5.00%, 07/01/27	3,085	3,347,986
Series A, 5.00%, 07/01/28	5,005	5,558,671
Series A, 5.00%, 07/01/29	5,000	5,679,318
Series A, 5.00%, 07/01/29 (Call 07/01/25)	4,000	4,128,016
Series A, 5.00%, 07/01/31 (Call 07/01/29)	3,045	3,455,271
Series A, 5.00%, 07/01/40 (Call 07/01/25)	5,320	5,453,383
Series B, 5.00%, 07/01/27 (Call 07/01/26)	5,970	6,306,892
Series B, 5.00%, 07/01/28 (Call 07/01/26)	1,155	1,221,429
Series B-1, 5.00%, 07/01/26	5,350	5,650,078
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	1,000	1,093,040
Series B-1, 5.00%, 07/01/32 (Call 01/01/28)	3,250	3,549,149
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	4,000	4,364,734
Series B-1, 5.00%, 07/01/36 (Call 01/01/28)	2,000	2,167,501
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	10,835	11,641,517
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	7,900	8,505,924
Series C, 3.00%, 07/01/45 (Call 07/01/30)	10,000	8,382,164
Series C, 4.00%, 07/01/32 (Call 07/01/30)	5,000	5,483,264
Series C, 4.00%, 07/01/33 (Call 07/01/30)	4,750	5,165,610
Series C, 4.00%, 07/01/37 (Call 07/01/30)	12,990	13,663,242
Series C, 4.00%, 07/01/38 (Call 07/01/30)	5,500	5,742,106
Series C, 4.00%, 07/01/39 (Call 07/01/30)	10,000	10,379,818
Series C, 4.00%, 07/01/40 (Call 07/01/30)	1,005	1,037,579
Series C, 4.00%, 07/01/44 (Call 07/01/30)	4,500	4,596,590
Series C, 5.00%, 07/01/25 (Call 07/01/24)	2,050	2,061,540
Series C, 5.00%, 07/01/27 (Call 07/01/24)	200	200,901
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	753,574
Series D, 5.00%, 07/01/26 (Call 07/01/24)	1,550	1,556,681
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	1,830	1,924,845
Series RYQ, 4.00%, 07/01/38 (Call 07/01/30)	6,550	6,838,326
Series RYQ, 4.00%, 07/01/39 (Call 07/01/30)	1,030	1,069,121
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	46,225	47,217,192
Series RYRR, 4.00%, 07/01/36 (Call 01/01/32)	5,250	5,633,498
Series RYRR, 4.00%, 07/01/37 (Call 01/01/32)	5,050	5,373,966
Series RYRR, 4.00%, 07/01/38 (Call 01/01/32)	4,695	4,954,864
Series RYRR, 4.00%, 07/01/40 (Call 01/01/32)	3,250	3,374,184
Series RYRR, 4.00%, 07/01/41 (Call 01/01/32)	5,500	5,701,335
Series RYRR, 4.00%, 07/01/46 (Call 01/01/32)	13,285	13,556,290
Series RYRR, 5.00%, 07/01/28	1,505	1,671,488
Series RYRR, 5.00%, 07/01/31	500	591,625
Series RYRR, 5.00%, 07/01/32 (Call 01/01/32)	2,920	3,486,327
Series RYRR, 5.00%, 07/01/34 (Call 01/01/32)	1,505	1,791,580
Los Rios Community College District GO
Series E, 3.00%, 08/01/24	1,500	1,498,437
Series E, 3.00%, 08/01/25	2,000	2,001,775
Mendocino-Lake Community College District GO,
Series B, 0.00%, 08/01/51 (AGM)(a)	750	217,208
Metropolitan Water District of Southern California RB 5.00%, 10/01/29	5,000	5,733,582

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 10/01/31	$2,425	$2,897,765
Series A, 5.00%, 07/01/24	5,000	5,031,332
Series A, 5.00%, 07/01/26	1,000	1,056,322
Series A, 5.00%, 07/01/28 (PR 07/01/25)	8,695	8,943,894
Series A, 5.00%, 07/01/34 (Call 01/01/29)	8,000	8,946,935
Series A, 5.00%, 10/01/45 (Call 10/01/29)	3,000	3,292,067
Series A, 5.00%, 10/01/46 (Call 04/01/31)	7,000	7,796,723
Series A, 5.00%, 10/01/49 (Call 10/01/29)	7,415	8,117,115
Series A, 5.00%, 10/01/51 (Call 04/01/31)	12,000	13,222,235
Series C, 5.00%, 10/01/27	1,000	1,092,884
Series C, 5.00%, 07/01/38 (Call 07/01/30)	10,730	12,164,010
Series C, 5.00%, 07/01/39 (Call 07/01/30)	2,520	2,848,147
Series C, 5.00%, 07/01/40 (Call 07/01/30)	12,000	13,484,003
Miracosta Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	17,405	17,755,921
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44 (PR 08/01/25) (AGM)	14,220	14,647,901
Morgan Hill Unified School District GO, Series B, 4.00%, 08/01/47 (Call 08/01/27)	7,500	7,523,829
Mount Diablo Unified School District/CA GO 4.00%, 08/01/35 (Call 08/01/31)	4,000	4,331,830
Series A, 5.75%, 08/01/35 (Call 08/01/25) (AGM)	2,530	2,626,538
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/43 (Call 08/01/35)	12,830	12,674,155
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,000	1,011,882
Series A, 5.88%, 08/01/28 (Call 02/01/28)	1,000	1,131,562
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	800	813,177
Series B, 4.00%, 11/01/36 (Call 11/01/26)	11,040	11,168,224
Series B, 5.00%, 11/01/30 (Call 11/01/26)	2,000	2,117,805
Series B, 5.00%, 11/01/38 (Call 11/01/30)	2,000	2,276,984
New Haven Unified School District GO, 3.00%, 08/01/49 (Call 08/01/28)	6,060	4,837,889
Newport Mesa Unified School District GO 0.00%, 08/01/35(a)	13,000	9,112,295
0.00%, 08/01/43 (Call 08/01/27)(a)	1,500	663,196
0.00%, 08/01/44 (Call 08/01/27)(a)	1,125	473,425
0.00%, 08/01/45 (Call 08/01/27)(a)	2,500	1,000,630
Series 2005, 0.00%, 08/01/34(a)	1,500	1,094,697
Series 2005, 0.00%, 08/01/36(a)	1,400	937,427
Series 2005, 0.00%, 08/01/38(a)	3,500	2,129,258
Norman Y Mineta San Jose International Airport SJC
RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	1,000	1,038,220
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	9,325	9,455,497
Ohlone Community College District GO, Series C, 4.00%, 08/01/41 (Call 08/01/26)	5,000	5,007,433
Orange County Local Transportation Authority Sales Tax Revenue RB 5.00%, 02/15/40 (Call 02/15/29)	19,805	21,770,579
5.00%, 02/15/41 (Call 02/15/29)	1,500	1,642,468
Palo Alto Unified School District GO, 0.00%, 08/01/24(a)	4,435	4,378,698
Palomar Community College District GO 4.00%, 08/01/45 (Call 08/01/27)	1,900	1,901,165
5.00%, 08/01/44 (PR 08/01/25)	19,785	20,421,986
Series C, 4.00%, 08/01/40 (PR 08/01/25)	1,000	1,018,466
Series D, 5.25%, 08/01/45 (Call 08/01/27)	1,000	1,061,220
Pasadena Area Community College District GO, 5.00%, 08/01/48 (Call 08/01/32)	2,340	2,619,206

Security	Par (000)	Value

California (continued)
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/42(a)	$1,205	$578,839
Series D, 0.00%, 08/01/46(a)	2,500	959,065
Pleasanton Unified School District GO, 4.00%, 08/01/42 (Call 08/01/27)	8,590	8,625,916
Port of Los Angeles RB, Series B, 5.00%, 08/01/44
(Call 08/01/24)	2,430	2,439,176
Poway Unified School District GO 0.00%, 08/01/33(a)	1,000	735,004
0.00%, 08/01/36(a)	13,250	8,540,106
0.00%, 08/01/41(a)	1,500	741,786
0.00%, 08/01/46(a)	9,615	3,526,422
0.00%, 08/01/51(a)	1,250	364,519
Series B, 0.00%, 08/01/34(a)	4,630	3,276,346
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)	8,060	10,370,798
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (PR 11/01/25)	1,000	1,040,856
Riverside County Transportation Commission RB 4.00%, 06/01/38 (Call 06/01/31)	2,125	2,169,053
Series B1, 3.00%, 06/01/49 (Call 06/01/31)	2,000	1,522,820
Series B1, 4.00%, 06/01/37 (Call 06/01/31)	5,092	5,242,041
Series B1, 4.00%, 06/01/39 (Call 06/01/31)	8,860	9,008,620
Series B1, 4.00%, 06/01/40 (Call 06/01/31)	10,370	10,487,415
Series B1, 4.00%, 06/01/46 (Call 06/01/31)	18,940	18,475,824
Riverside County Transportation Commission Sales Tax Revenue RB 5.00%, 06/01/34 (Call 12/01/27)	15,975	17,388,260
Series B, 5.00%, 06/01/29 (Call 12/01/27)	7,130	7,799,285
Series B, 5.00%, 06/01/35 (Call 12/01/27)	1,030	1,118,500
Series B, 5.00%, 06/01/37 (Call 12/01/27)	2,555	2,753,759
Series B, 5.00%, 06/01/39 (Call 12/01/27)	2,960	3,158,509
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,083,809
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	440	506,076
Sacramento County Sanitation Districts Financing Authority RB 5.00%, 12/01/27	1,000	1,095,658
5.00%, 12/01/29	1,000	1,155,725
5.00%, 12/01/30	400	470,492
5.00%, 12/01/33 (Call 12/01/31)	4,000	4,792,960
Series A, 5.00%, 12/01/44 (Call 06/01/24)	2,000	2,002,505
Series A, 5.00%, 12/01/45 (Call 12/01/30)	7,885	8,771,416
Series A, 5.00%, 12/01/50 (Call 12/01/30)	12,525	13,783,064
Sacramento Municipal Utility District RB 5.00%, 08/15/26	1,770	1,874,934
5.00%, 08/15/28	1,630	1,815,651
5.00%, 08/15/44 (Call 08/15/33)	5,920	6,763,677
5.00%, 08/15/48 (Call 08/15/33)	19,280	21,713,495
5.00%, 08/15/49 (Put 10/15/30)	11,500	13,034,246
Series B, VRDN, 5.00%, 08/15/49 (Put 04/18/25)(b)	2,500	2,547,015
Series E, 5.00%, 08/15/24	1,590	1,604,233
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,500	1,666,669
Series G, 5.00%, 08/15/40 (Call 08/15/29)	2,000	2,213,397
Series H, 4.00%, 08/15/40 (Call 08/15/30)	2,500	2,570,898
Series H, 4.00%, 08/15/45 (Call 08/15/30)	15,575	15,723,816
Series H, 5.00%, 08/15/50 (Call 08/15/30)	43,000	46,778,092
Sacramento Transportation Authority Sales Tax Revenue RB, 5.00%, 10/01/34 (Call 10/01/33)	5,835	7,167,182

32	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego Association of Governments RB, 5.00%, 11/15/25 (PR 11/15/24)	$6,025	$6,106,283
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	10,000	10,462,301
San Diego Community College District GO 0.00%, 08/01/35(a)	4,000	2,775,589
5.00%, 08/01/28 (Call 08/01/26)	1,000	1,059,677
5.00%, 08/01/30 (PR 08/01/26)	10,620	11,220,021
5.00%, 08/01/31 (PR 08/01/26)	8,000	8,451,994
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/29)	2,120	2,190,009
Series A, 5.00%, 07/01/34 (Call 07/01/29)	4,850	5,477,323
Series A, 5.00%, 07/01/36 (Call 07/01/29)	1,450	1,622,682
Series A, 5.00%, 07/01/44 (Call 07/01/29)	1,600	1,725,535
Series A, 5.00%, 07/01/46 (Call 07/01/31)	5,000	5,484,136
Series A, 5.00%, 07/01/49 (Call 07/01/29)	600	639,784
Series A, 5.00%, 07/01/56 (Call 07/01/31)	5,000	5,385,254
San Diego County Regional Transportation Commission RB 5.00%, 04/01/32	2,000	2,411,015
5.00%, 04/01/34 (Call 04/01/33)	1,500	1,826,046
5.00%, 04/01/38 (Call 04/01/33)	1,000	1,179,870
5.00%, 04/01/45 (Call 04/01/31)	4,300	4,783,570
Series A, 5.00%, 04/01/41 (Call 04/01/26)	10,230	10,592,460
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,270	2,338,588
Series B, 5.00%, 04/01/48 (Call 04/01/31)	8,140	8,953,979
San Diego County Water Authority RB
Series A, 5.00%, 05/01/30	3,000	3,497,954
Series A, 5.00%, 05/01/52 (Call 05/01/32)	8,250	9,192,911
Series B, 4.00%, 05/01/33 (Call 05/01/31)	3,500	3,875,898
Series B, 4.00%, 05/01/35 (Call 05/01/31)	3,000	3,301,295
Series B, 4.00%, 05/01/37 (Call 05/01/31)	3,515	3,774,480
Series B, 4.00%, 05/01/38 (Call 05/01/31)	14,715	15,614,638
Series S1, 5.00%, 05/01/28 (Call 03/15/28)	4,100	4,538,618
San Diego Public Facilities Financing Authority RB 4.00%, 08/01/52 (Call 08/01/33)	5,770	5,759,511
5.00%, 05/15/25	2,525	2,588,104
5.25%, 08/01/48 (Call 08/01/33)	3,290	3,786,586
Series A, 4.00%, 08/01/36 (Call 08/01/30)	1,350	1,434,642
Series A, 4.00%, 08/01/37 (Call 08/01/30)	2,250	2,365,198
Series A, 4.00%, 08/01/45 (Call 08/01/30)	500	505,637
Series A, 5.00%, 05/15/29 (Call 05/15/26)	2,505	2,644,866
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,614,425
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,810	1,846,646
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,500	2,651,954
San Diego Unified School District GO, Series F, 4.00%, 07/01/45 (Call 07/01/25)	9,000	8,986,504
San Diego Unified School District/CA GO 0.00%, 07/01/30(a)	7,570	6,210,866
4.00%, 07/01/53 (Call 07/01/33)	25,500	25,360,497
4.25%, 07/01/52 (Call 07/01/32)	5,000	5,084,507
5.00%, 07/01/24	8,570	8,621,464
5.00%, 07/01/48 (Call 07/01/33)	5,000	5,641,041
5.25%, 07/01/28 (AGM)	845	949,349
5.25%, 07/01/28 (ETM) (AGM)	155	172,381
Series C, 0.00%, 07/01/30(a)	1,550	1,282,848
Series C, 0.00%, 07/01/35(a)	2,380	1,637,450
Series C, 0.00%, 07/01/36(a)	1,500	984,241
Series C, 0.00%, 07/01/37(a)	700	436,869
Series C, 0.00%, 07/01/38(a)	3,000	1,781,366

Security	Par (000)	Value

California (continued)
Series C, 0.00%, 07/01/43(a)	$4,140	$1,912,457
Series C, 0.00%, 07/01/44(a)	2,165	953,925
Series C, 0.00%, 07/01/45(a)	4,590	1,927,609
Series C, 0.00%, 07/01/46(a)	275	110,115
Series C, 0.00%, 07/01/47(a)	1,405	537,674
Series C, 0.00%, 07/01/48 (Call 07/01/40)	3,250	3,058,127
Series D-2, 4.00%, 07/01/50 (Call 07/01/30)	45,580	45,693,476
Series E, 0.00%, 07/01/32(a)	6,440	4,934,110
Series E, 0.00%, 07/01/42	5,850	4,571,755
Series E, 0.00%, 07/01/47 (Call 07/01/42)	3,800	2,934,915
Series E, 0.00%, 07/01/49(a)	7,640	2,604,614
Series I, 4.00%, 07/01/47 (Call 07/01/27)	19,400	19,432,148
Series I, 5.00%, 07/01/41 (Call 07/01/27)	3,175	3,346,792
Series I, 5.00%, 07/01/47 (Call 07/01/27)	16,500	17,224,937
Series L, 4.00%, 07/01/49 (Call 07/01/29)	13,000	13,041,868
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	21,350	16,967,114
Series M-2, 4.00%, 07/01/50 (Call 07/01/30)	17,710	17,754,091
Series N-2, 3.00%, 07/01/46 (Call 07/01/31)	3,000	2,456,470
Series N-2, 4.00%, 07/01/46 (Call 07/01/31)	22,000	22,184,892
Series R-1, 0.00%, 07/01/31(a)	2,000	1,584,309
Series R-2, 0.00%, 07/01/40	13,475	13,503,711
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	5,000	5,150,564
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	2,005	2,121,853
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	1,000	1,019,411
San Dieguito Union High School District GO,
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	800	802,037
San Francisco Bay Area Rapid Transit District GO 3.00%, 08/01/38 (Call 08/01/29)	5,000	4,533,427
5.00%, 08/01/39 (Call 02/01/32)	1,250	1,451,650
5.25%, 08/01/47 (Call 02/01/32)	1,250	1,421,730
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,500	1,511,244
Series A, 5.00%, 08/01/47 (Call 08/01/27)	3,000	3,139,359
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	5,000	5,049,011
Series C-1, 3.00%, 08/01/50 (Call 08/01/29)	8,500	6,737,579
Series C-1, 4.00%, 08/01/45 (Call 08/01/29)	2,640	2,662,447
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,885	2,905,121
Series S, 4.00%, 08/01/37 (Call 08/01/27)	8,420	8,613,610
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,800	1,512,305
Series A, 4.00%, 07/01/37 (Call 07/01/27)	3,075	3,159,635
Series A, 4.00%, 07/01/38 (Call 07/01/27)	5,495	5,588,192
San Francisco City & County Airport Commission San Francisco International Airport RB
Series B, 5.00%, 05/01/32 (Call 05/01/31)	3,150	3,695,141
Series B, 5.00%, 05/01/35 (Call 05/01/31)	3,000	3,493,914
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,000	2,001,981
Series B, 5.00%, 05/01/47 (Call 05/01/27)	3,500	3,640,649
Series B, 5.00%, 05/01/49 (Call 05/01/29)	7,785	8,312,940
Series C, 5.00%, 05/01/46 (Call 05/01/26)	4,265	4,378,813
Series D, 5.00%, 05/01/24	3,550	3,559,760
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,500	2,632,490
Series F, 5.00%, 05/01/50 (Call 05/01/29)	22,605	24,107,105
San Francisco City & County Public Utilities Commission Power Revenue RB 4.00%, 11/01/51 (Call 05/01/31)	18,000	17,929,616
5.00%, 11/01/40 (Call 11/01/32)	3,560	4,146,805
5.00%, 11/01/41 (Call 11/01/32)	3,445	3,987,831
5.00%, 11/01/42 (Call 11/01/32)	3,935	4,530,543
5.00%, 11/01/48 (Call 11/01/32)	4,000	4,503,634
5.00%, 11/01/53 (Call 11/01/32)	19,900	22,151,319

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue RB 4.00%, 10/01/39 (Call 10/01/32)	$1,350	$1,446,003
4.00%, 10/01/50 (Call 10/01/31)	5,000	5,003,114
5.00%, 10/01/35 (Call 10/01/32)	1,500	1,805,561
5.00%, 10/01/37 (Call 10/01/32)	1,500	1,776,016
5.00%, 10/01/42 (Call 10/01/32)	1,000	1,194,191
5.00%, 10/01/45 (Call 10/01/31)	5,000	5,616,944
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,330	1,331,955
Series A, 4.00%, 10/01/47 (Call 10/01/31)	9,075	9,181,221
Series A, 5.00%, 10/01/46 (Call 10/01/31)	5,000	5,601,125
Series B, 4.00%, 10/01/42 (Call 04/01/24)	25,000	24,703,662
San Joaquin County Transportation Authority Measure K Sales Tax Revenue RB, 4.00%, 03/01/41 (Call 03/01/27)	11,000	11,041,169
San Joaquin Hills Transportation Corridor Agency RB 0.00%, 01/01/25 (ETM)(a)	2,100	2,045,164
0.00%, 01/01/27 (ETM)(a)	1,075	991,082
4.00%, 01/15/34 (Call 01/15/32)	2,185	2,337,899
5.00%, 01/15/32	1,500	1,727,391
5.00%, 01/15/33 (Call 01/15/32)	3,415	3,927,895
Series A, 5.00%, 01/15/29 (PR 01/15/25)	1,000	1,016,610
Series A, 5.00%, 01/15/34 (PR 01/15/25)	2,680	2,724,515
Series A, 5.00%, 01/15/44 (PR 01/15/25)	8,000	8,132,881
Series A, 5.00%, 01/15/50 (PR 01/15/25)	13,275	13,495,499
San Jose Evergreen Community College District GO 4.00%, 09/01/45 (Call 09/01/32)	8,515	8,676,284
Series C, 4.00%, 09/01/40 (PR 09/01/24)	7,500	7,535,816
Series C, 4.13%, 09/01/43 (PR 09/01/24)	5,000	5,026,905
San Jose Unified School District GO 0.00%, 08/01/29 (NPFGC)(a)	3,800	3,238,078
5.00%, 08/01/32 (Call 08/01/25)	9,000	9,288,465
Series C, 0.00%, 08/01/30 (NPFGC)(a)	5,980	4,935,692
Series E, 4.00%, 08/01/42 (Call 08/01/27)	6,825	6,902,310
San Juan Unified School District GO, 4.00%, 08/01/46 (Call 08/01/30)	17,000	17,075,291
San Marcos Unified School District GO
Series B, 0.00%, 08/01/47(a)	1,700	607,906
Series B, 0.00%, 08/01/51(a)	1,500	444,569
San Mateo County Community College District GO 0.00%, 09/01/34 (NPFGC)(a)	21,075	15,284,831
Series A, 5.00%, 09/01/45 (PR 09/01/25)	1,000	1,032,120
Series B, 0.00%, 09/01/32 (NPFGC)(a)	3,515	2,719,392
Series B, 0.00%, 09/01/35 (NPFGC)(a)	3,000	2,088,035
Series B, 5.00%, 09/01/45 (Call 09/01/28)	44,150	47,445,462
Series C, 0.00%, 09/01/30 (NPFGC)(a)	4,295	3,539,695
San Mateo Foster City Public Financing Authority RB 4.00%, 08/01/44 (Call 08/01/29)	7,070	7,134,396
5.00%, 08/01/49 (Call 08/01/29)	3,700	3,985,436
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)	5,500	5,840,040
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33	500	489,598
Series A, 0.00%, 09/01/41 (Call 09/01/36)	3,765	3,950,048
Series A, 0.00%, 07/01/51 (Call 09/01/41)	4,465	3,346,279
Santa Barbara Secondary High School District GO,
Series A, 0.00%, 08/01/36(a)	2,500	1,495,865
Santa Barbara Unified School District GO
Series A, 4.00%, 08/01/41 (Call 08/01/27)	2,600	2,625,238

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 08/01/44 (Call 08/01/28)	$6,725	$7,215,552
Santa Clara Unified School District GO, Series 2018, 4.00%, 07/01/48 (Call 07/01/26)	24,000	23,718,830
Santa Clara Valley Transportation Authority RB 5.00%, 04/01/30	3,060	3,546,475
5.00%, 04/01/33	5,000	6,124,844
5.00%, 04/01/35 (Call 04/01/33)	4,500	5,486,508
Santa Clara Valley Water District RB, Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,000	1,026,916
Santa Clarita Community College District GO, 4.00%, 08/01/41 (Call 08/01/26)	6,850	6,866,433
Santa Monica Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/28)	21,580	21,667,194
Series A, 5.00%, 08/01/43 (Call 08/01/28)	7,500	8,084,945
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,500	1,505,776
Series B, 5.00%, 08/01/45 (Call 08/01/32)	1,150	1,297,163
Santa Monica-Malibu Unified School District GO 4.00%, 08/01/50 (Call 08/01/29)	11,545	11,613,794
Series B, 4.00%, 08/01/50 (Call 08/01/29)	16,685	16,784,423
Sonoma County Junior College District GO,
Series B, 3.00%, 08/01/41 (Call 08/01/29)	7,000	6,099,003
South San Francisco Unified School District GO 4.00%, 09/01/48 (Call 09/01/31)	22,000	22,082,392
4.00%, 09/01/52 (Call 09/01/31)	10,975	10,951,474
Series C, 4.00%, 09/01/37 (Call 09/01/25)	4,000	4,024,566
Southern California Public Power Authority RB 5.25%, 07/01/53 (Call 07/01/33)	13,675	15,581,749
VRDN, 3.71%, 07/01/36 (Put 02/29/24)(b)	18,015	18,015,000
Series C, 5.00%, 07/01/26 (Call 01/01/25)	1,660	1,689,364
Southern California Water Replenishment District
RB, 4.00%, 08/01/45 (Call 08/01/25)	1,500	1,500,080
Southwestern Community College District GO
Series C, 0.00%, 08/01/46(a)	1,920	715,402
Series D, 5.00%, 08/01/44 (PR 08/01/25)	2,000	2,058,783
State of California Department of Water Resources RB 4.00%, 12/01/34 (Call 06/01/31)	5,000	5,460,996
5.00%, 12/01/30	4,075	4,795,938
Series AS, 5.00%, 12/01/24 (ETM)	10	10,149
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	15,480	15,710,113
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	1,060	1,075,757
Series AS, 5.00%, 12/01/28 (PR 12/01/24)	1,065	1,080,831
Series AW, 5.00%, 12/01/30 (Call 12/01/26)	4,000	4,264,327
Series AW, 5.00%, 12/01/33 (PR 12/01/26)	1,000	1,063,258
Series AX, 5.00%, 12/01/27	1,000	1,099,052
Series BA, 5.00%, 12/01/34 (Call 06/01/29)	6,790	7,689,465
Series BB, 5.00%, 12/01/25	4,040	4,198,011
Series BB, 5.00%, 12/01/27	3,005	3,302,650
Series BB, 5.00%, 12/01/28	2,000	2,251,132
Series BB, 5.00%, 12/01/30	2,000	2,353,834
Series BB, 5.00%, 12/01/34 (Call 12/01/30)	8,940	10,450,088
Series BB, 5.00%, 12/01/35 (Call 12/01/30)	9,075	10,560,809
State of California GO 2.38%, 12/01/43 (Call 12/01/30)	3,075	2,278,953
3.00%, 03/01/28	2,500	2,523,978
3.00%, 10/01/34 (Call 10/01/29)	6,805	6,776,671
3.00%, 10/01/35 (Call 10/01/29)	3,000	2,967,631
3.00%, 10/01/36 (Call 10/01/29)	5,795	5,662,379
3.00%, 10/01/37 (Call 10/01/29)	6,385	6,038,685
3.00%, 10/01/49 (Call 10/01/29)	1,000	802,565
3.00%, 11/01/50 (Call 11/01/30)	10,860	8,631,508

34	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
3.75%, 10/01/37 (Call 10/01/24)	$15,830	$15,659,128
4.00%, 03/01/24	1,505	1,505,000
4.00%, 11/01/25	6,465	6,586,347
4.00%, 11/01/26	14,275	14,748,045
4.00%, 10/01/27	7,280	7,628,409
4.00%, 09/01/28 (Call 09/01/26)	6,850	7,048,312
4.00%, 09/01/29	5,225	5,627,135
4.00%, 08/01/31 (Call 08/01/26)	5,000	5,104,620
4.00%, 09/01/31 (Call 09/01/26)	1,010	1,031,838
4.00%, 08/01/32 (Call 08/01/26)	2,000	2,038,618
4.00%, 09/01/32 (Call 09/01/26)	3,000	3,059,870
4.00%, 09/01/33 (Call 09/01/26)	4,035	4,114,599
4.00%, 11/01/33 (Call 11/01/27)	20,630	21,395,652
4.00%, 10/01/34 (Call 10/01/29)	4,850	5,159,693
4.00%, 10/01/34 (Call 04/01/31)	1,405	1,529,812
4.00%, 11/01/34 (Call 11/01/27)	3,915	4,056,569
4.00%, 09/01/35 (Call 09/01/26)	9,575	9,721,570
4.00%, 11/01/35 (Call 11/01/27)	7,440	7,690,823
4.00%, 03/01/36 (Call 03/01/30)	3,500	3,730,626
4.00%, 09/01/36 (Call 09/01/26)	13,560	13,735,941
4.00%, 10/01/36 (Call 04/01/31)	6,945	7,442,928
4.00%, 11/01/36 (Call 11/01/27)	8,000	8,223,668
4.00%, 03/01/37 (Call 03/01/30)	3,125	3,304,702
4.00%, 10/01/37 (Call 04/01/31)	3,300	3,506,159
4.00%, 11/01/37 (Call 11/01/30)	1,530	1,619,572
4.00%, 03/01/38 (Call 03/01/30)	11,960	12,557,815
4.00%, 11/01/38 (Call 11/01/30)	21,060	22,146,161
4.00%, 11/01/39 (Call 11/01/30)	5,000	5,252,464
4.00%, 03/01/40 (Call 03/01/30)	13,405	13,904,828
4.00%, 10/01/41 (Call 04/01/31)	26,705	27,745,181
4.00%, 11/01/41 (Call 11/01/25)	8,750	8,782,246
4.00%, 04/01/42 (Call 04/01/32)	21,240	22,039,261
4.00%, 09/01/42 (Call 09/01/32)	7,545	7,841,694
4.00%, 09/01/43 (Call 09/01/33)	4,250	4,397,375
4.00%, 10/01/44 (Call 10/01/29)	11,655	11,866,615
4.00%, 11/01/44 (Call 11/01/24)	1,500	1,492,252
4.00%, 03/01/45 (Call 03/01/25)	6,500	6,501,510
4.00%, 08/01/45 (Call 08/01/25)	1,750	1,750,529
4.00%, 11/01/45 (Call 11/01/25)	10,350	10,353,582
4.00%, 03/01/46 (Call 03/01/30)	12,805	13,002,981
4.00%, 11/01/47 (Call 11/01/27)	15,750	15,786,609
4.00%, 04/01/49 (Call 04/01/32)	7,000	7,072,733
4.00%, 03/01/50 (Call 03/01/30)	1,915	1,923,428
4.00%, 11/01/50 (Call 11/01/25)	6,575	6,472,035
4.25%, 09/01/52 (Call 09/01/32)	2,190	2,236,975
4.50%, 12/01/43 (Call 01/02/24)	780	780,333
5.00%, 03/01/24	2,325	2,325,000
5.00%, 04/01/24	1,740	1,742,278
5.00%, 08/01/24	2,770	2,791,129
5.00%, 09/01/24	8,425	8,503,569
5.00%, 09/01/24 (Call 04/01/24)	30	30,038
5.00%, 10/01/24	26,305	26,594,129
5.00%, 11/01/24	28,675	29,038,656
5.00%, 08/01/25	8,420	8,663,943
5.00%, 09/01/25	2,035	2,097,952
5.00%, 10/01/25	11,575	11,955,567
5.00%, 10/01/25 (Call 04/01/24)	15	15,022
5.00%, 10/01/25 (Call 10/01/24)	2,115	2,137,325
5.00%, 11/01/25	5,510	5,702,031
5.00%, 12/01/25 (Call 01/02/24)	710	710,918
5.00%, 03/01/26 (Call 03/01/25)	3,810	3,890,217

Security	Par (000)	Value

California (continued)
5.00%, 04/01/26	$7,875	$8,228,816
5.00%, 10/01/26	4,860	5,140,629
5.00%, 10/01/26 (Call 10/01/24)	4,320	4,363,777
5.00%, 11/01/26	2,280	2,416,660
5.00%, 12/01/26	7,000	7,435,160
5.00%, 03/01/27 (Call 03/01/25)	3,920	4,001,513
5.00%, 04/01/27	3,385	3,626,533
5.00%, 08/01/27	5,250	5,668,435
5.00%, 09/01/27	9,795	10,596,524
5.00%, 09/01/27 (Call 09/01/26)	6,210	6,566,365
5.00%, 10/01/27	15,465	16,762,929
5.00%, 10/01/27 (Call 10/01/24)	2,020	2,041,856
5.00%, 11/01/27	30,295	32,901,440
5.00%, 12/01/27	3,665	3,988,107
5.00%, 04/01/28	6,525	7,147,740
5.00%, 08/01/28 (Call 08/01/25)	1,250	1,284,131
5.00%, 08/01/28 (Call 08/01/27)	2,770	2,994,528
5.00%, 09/01/28	17,065	18,867,620
5.00%, 09/01/28 (Call 09/01/26)	3,710	3,920,797
5.00%, 10/01/28	25,870	28,655,172
5.00%, 10/01/28 (Call 10/01/24)	2,000	2,022,212
5.00%, 11/01/28	20,395	22,632,226
5.00%, 11/01/28 (Call 11/01/27)	3,600	3,913,899
5.00%, 03/01/29	1,000	1,118,439
5.00%, 04/01/29	26,510	29,701,280
5.00%, 08/01/29 (Call 08/01/26)	5,015	5,285,237
5.00%, 08/01/29 (Call 08/01/27)	26,175	28,331,974
5.00%, 08/01/29 (Call 08/01/28)	2,635	2,912,502
5.00%, 09/01/29	2,500	2,825,461
5.00%, 09/01/29 (Call 09/01/26)	6,755	7,131,671
5.00%, 10/01/29	24,330	27,544,565
5.00%, 10/01/29 (Call 10/01/24)	4,675	4,725,315
5.00%, 10/01/29 (Call 04/01/26)	6,445	6,746,076
5.00%, 10/01/29 (Call 10/01/28)	15,000	16,638,961
5.00%, 11/01/29 (Call 11/01/27)	6,270	6,824,240
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,038,595
5.00%, 04/01/30	25,150	28,763,593
5.00%, 08/01/30 (Call 08/01/25)	3,240	3,328,045
5.00%, 08/01/30 (Call 08/01/27)	7,785	8,426,803
5.00%, 08/01/30 (Call 08/01/28)	4,000	4,421,436
5.00%, 09/01/30 (Call 09/01/26)	1,000	1,053,498
5.00%, 10/01/30 (Call 10/01/24)	2,000	2,020,953
5.00%, 11/01/30	25,005	28,908,971
5.00%, 11/01/30 (Call 11/01/27)	8,840	9,619,266
5.00%, 12/01/30	4,985	5,772,052
5.00%, 03/01/31 (Call 03/01/30)	6,195	7,071,604
5.00%, 04/01/31	1,000	1,164,882
5.00%, 04/01/31 (Call 04/01/29)	1,385	1,548,524
5.00%, 05/01/31 (Call 05/01/24)	1,310	1,313,665
5.00%, 08/01/31 (Call 08/01/24)	2,500	2,518,457
5.00%, 09/01/31	102,500	120,277,908
5.00%, 09/01/31 (Call 09/01/26)	6,715	7,071,198
5.00%, 10/01/31 (Call 10/01/24)	2,540	2,566,610
5.00%, 11/01/31 (Call 11/01/27)	7,000	7,594,345
5.00%, 11/01/31 (Call 11/01/28)	3,005	3,332,862
5.00%, 12/01/31	1,000	1,178,475
5.00%, 12/01/31 (Call 06/01/26)	2,500	2,619,475
5.00%, 03/01/32 (Call 03/01/30)	2,500	2,852,263
5.00%, 04/01/32	10,125	12,000,076
5.00%, 04/01/32 (Call 04/01/29)	4,000	4,470,283
5.00%, 08/01/32 (Call 08/01/25)	6,000	6,159,087

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 08/01/32 (Call 08/01/26)	$5,000	$5,251,946
5.00%, 08/01/32 (Call 08/01/27)	5,000	5,378,705
5.00%, 09/01/32	9,865	11,774,075
5.00%, 09/01/32 (Call 09/01/26)	15,920	16,749,114
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,010,419
5.00%, 10/01/32 (Call 10/01/29)	4,800	5,415,067
5.00%, 10/01/32 (Call 04/01/31)	3,210	3,736,107
5.00%, 10/01/32 (Call 10/01/31)	14,710	17,276,046
5.00%, 11/01/32 (Call 11/01/28)	3,700	4,097,021
5.00%, 12/01/32 (Call 06/01/26)	2,100	2,198,553
5.00%, 03/01/33 (Call 03/01/25)	2,500	2,545,664
5.00%, 03/01/33 (Call 03/01/30)	3,055	3,483,951
5.00%, 04/01/33	1,000	1,204,923
5.00%, 04/01/33 (Call 04/01/24)	4,815	4,820,936
5.00%, 04/01/33 (Call 04/01/29)	11,190	12,478,221
5.00%, 08/01/33 (Call 08/01/24)	2,000	2,013,868
5.00%, 08/01/33 (Call 08/01/25)	3,460	3,548,881
5.00%, 09/01/33	15,360	18,629,803
5.00%, 10/01/33 (Call 04/01/24)	13,165	13,181,130
5.00%, 10/01/33 (Call 10/01/24)	2,820	2,847,771
5.00%, 03/01/34 (Call 03/01/30)	14,240	16,230,113
5.00%, 09/01/34 (Call 09/01/26)	18,780	19,706,014
5.00%, 09/01/34 (Call 09/01/33)	16,905	20,467,020
5.00%, 10/01/34 (Call 04/01/33)	13,000	15,628,362
5.00%, 11/01/34 (Call 11/01/28)	4,035	4,461,050
5.00%, 12/01/34 (Call 06/01/26)	2,650	2,767,355
5.00%, 12/01/34 (Call 12/01/30)	5,470	6,312,640
5.00%, 03/01/35 (Call 03/01/30)	36,960	41,959,309
5.00%, 04/01/35 (Call 04/01/24)	2,500	2,502,853
5.00%, 04/01/35 (Call 04/01/32)	2,955	3,478,304
5.00%, 08/01/35 (Call 08/01/24)	1,980	1,992,520
5.00%, 08/01/35 (Call 08/01/25)	1,000	1,024,605
5.00%, 08/01/35 (Call 08/01/26)	5,070	5,304,104
5.00%, 08/01/35 (Call 08/01/27)	6,415	6,860,405
5.00%, 09/01/35 (Call 09/01/26)	1,500	1,571,344
5.00%, 10/01/35 (Call 04/01/26)	10,160	10,563,193
5.00%, 10/01/35 (Call 04/01/33)	2,230	2,659,815
5.00%, 10/01/35 (PR 04/01/26)	520	543,792
5.00%, 03/01/36 (Call 03/01/30)	4,845	5,489,803
5.00%, 08/01/36 (Call 08/01/26)	6,235	6,511,944
5.00%, 08/01/36 (Call 08/01/27)	2,215	2,364,771
5.00%, 09/01/36 (Call 09/01/26)	3,415	3,570,934
5.00%, 09/01/36 (Call 09/01/32)	3,665	4,315,473
5.00%, 09/01/36 (Call 09/01/33)	17,000	20,330,116
5.00%, 10/01/36 (Call 04/01/33)	42,700	50,698,218
5.00%, 11/01/36 (Call 11/01/27)	2,000	2,142,314
5.00%, 11/01/36 (Call 11/01/28)	3,590	3,935,295
5.00%, 11/01/36 (Call 11/01/30)	9,850	11,239,017
5.00%, 12/01/36 (Call 12/01/30)	2,000	2,283,830
5.00%, 04/01/37 (Call 04/01/24)	3,500	3,503,405
5.00%, 08/01/37 (Call 08/01/28)	2,625	2,854,504
5.00%, 09/01/37 (Call 09/01/33)	20,000	23,694,378
5.00%, 10/01/37 (Call 10/01/24)	2,000	2,015,250
5.00%, 10/01/37 (Call 10/01/31)	2,000	2,300,966
5.00%, 11/01/37 (Call 11/01/28)	5,000	5,453,768
5.00%, 11/01/37 (Call 11/01/32)	17,500	20,452,826
5.00%, 04/01/38 (Call 04/01/29)	1,000	1,099,069
5.00%, 08/01/38 (Call 08/01/26)	6,500	6,766,714
5.00%, 10/01/39 (Call 04/01/26)	1,500	1,551,835
5.00%, 10/01/39 (Call 10/01/29)	5,230	5,779,378
5.00%, 09/01/41 (Call 09/01/31)	43,095	48,574,064

Security	Par (000)	Value

California (continued)
5.00%, 04/01/42 (Call 10/01/27)	$4,765	$5,052,200
5.00%, 04/01/42 (Call 04/01/32)	1,690	1,915,012
5.00%, 09/01/42 (Call 09/01/32)	15,495	17,651,498
5.00%, 10/01/42 (Call 04/01/29)	5,000	5,432,663
5.00%, 11/01/42 (Call 11/01/32)	21,485	24,525,493
5.00%, 09/01/43 (Call 09/01/33)	33,180	38,105,548
5.00%, 05/01/44 (Call 05/01/24)	1,000	1,001,353
5.00%, 10/01/44 (Call 10/01/24)	8,265	8,309,725
5.00%, 09/01/45 (Call 09/01/26)	16,275	16,901,693
5.00%, 10/01/45 (Call 04/01/33)	5,280	6,003,004
5.00%, 08/01/46 (Call 08/01/26)	5,000	5,181,019
5.00%, 09/01/46 (Call 09/01/26)	3,495	3,625,831
5.00%, 12/01/46 (Call 12/01/30)	3,240	3,574,496
5.00%, 04/01/47 (Call 04/01/32)	10,000	11,181,245
5.00%, 10/01/47 (Call 04/01/26)	5,075	5,229,038
5.00%, 11/01/47 (Call 11/01/27)	4,310	4,555,809
5.00%, 10/01/49 (Call 10/01/29)	1,955	2,117,885
5.00%, 09/01/52 (Call 09/01/32)	13,500	15,018,219
5.25%, 08/01/30 (Call 08/01/25)	4,000	4,122,380
5.25%, 08/01/32 (Call 08/01/25)	3,525	3,630,516
5.25%, 10/01/39 (Call 04/01/26)	7,795	8,103,151
5.25%, 10/01/45 (Call 04/01/33)	17,105	19,781,026
5.25%, 09/01/47 (Call 09/01/32)	11,000	12,559,804
5.25%, 10/01/50 (Call 04/01/33)	5,000	5,709,900
5.25%, 09/01/53 (Call 09/01/33)	32,560	37,170,102
5.50%, 02/01/25	250	255,568
VRDN, 3.50%, 05/01/33 (Put 03/01/24)(b)	10,000	10,000,000
Series B, 2.25%, 11/01/43 (Call 11/01/30)	5,000	3,630,779
Series B, 5.00%, 08/01/24	4,775	4,811,422
Series B, 5.00%, 09/01/24	6,315	6,373,892
Series B, 5.00%, 08/01/25	4,070	4,187,915
Series B, 5.00%, 09/01/26	3,510	3,705,057
Series B, 5.00%, 11/01/27	6,310	6,852,883
Series B, 5.00%, 11/01/28	17,450	19,364,174
Series B, 5.00%, 11/01/29	10,280	11,658,196
Series B, 5.00%, 11/01/32 (Call 11/01/30)	15,115	17,457,065
Series B, 5.00%, 11/01/35 (Call 11/01/30)	8,000	9,162,034
Series C, 5.00%, 08/01/26 (Call 02/01/25)	1,000	1,019,980
Series C, 5.00%, 09/01/26 (Call 09/01/25)	1,500	1,549,228
Series C, 5.00%, 08/01/27 (Call 02/01/25)	1,500	1,529,041
Series C, 5.00%, 08/01/28 (Call 08/01/26)	4,325	4,562,242
Series C, 5.00%, 08/01/29 (Call 02/01/25)	2,500	2,543,870
Series C, 5.00%, 08/01/30 (Call 08/01/26)	4,525	4,759,202
Series C, 5.00%, 08/01/32 (Call 02/01/25)	1,580	1,607,209
Series C, 5.00%, 09/01/32 (Call 09/01/25)	4,225	4,343,574
Series C, 5.00%, 08/01/33 (Call 02/01/25)	2,000	2,033,372
Torrance Unified School District GO, Series T, 4.00%, 08/01/40 (Call 08/01/24)	1,000	994,361
Ukiah Unified School District/CA GO, Series 2005, 0.00%, 08/01/28 (NPFGC)(a)	3,750	3,275,759
University of California RB 3.00%, 05/15/51 (Call 05/15/31)	5,000	3,975,678
4.00%, 05/15/33 (Call 05/15/27)	4,530	4,686,868
4.00%, 05/15/35 (Call 05/15/27)	5,000	5,134,618
4.00%, 05/15/39 (Call 05/15/31)	1,710	1,790,851
5.00%, 05/15/25	5,000	5,122,577
5.00%, 05/15/30	5,000	5,809,499
5.00%, 05/15/31 (Call 05/15/27)	10,060	10,831,472
5.00%, 05/15/32	9,265	11,178,977
5.00%, 05/15/34	15,000	18,626,640
5.00%, 05/15/35 (Call 05/15/27)	2,660	2,848,706

36	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 05/15/35 (Call 05/15/34)	$5,000	$6,170,009
5.00%, 05/15/36 (Call 05/15/33)	7,200	8,680,806
5.00%, 05/15/36 (Call 05/15/34)	10,000	12,253,460
5.00%, 05/15/37 (Call 05/15/26)	11,340	11,820,840
5.00%, 05/15/37 (Call 05/15/33)	4,270	5,107,358
5.00%, 05/15/37 (Call 05/15/34)	10,000	12,147,636
5.00%, 05/15/38 (Call 05/15/34)	6,000	7,206,645
5.00%, 05/15/39 (Call 05/15/34)	14,500	17,294,033
5.00%, 05/15/40 (Call 05/15/34)	13,000	15,370,833
5.00%, 05/15/41 (Call 05/15/33)	36,840	42,734,540
5.00%, 05/15/41 (Call 05/15/34)	7,000	8,224,380
5.00%, 05/15/42 (Call 05/15/33)	34,000	39,276,317
5.00%, 05/15/42 (Call 05/15/34)	4,500	5,263,213
5.00%, 05/15/43 (Call 05/15/34)	5,000	5,812,504
5.00%, 05/15/52 (Call 05/15/32)	17,335	19,160,003
Series AL 4, VRDN, 3.50%, 05/15/48 (Put 03/01/24)(b)	32,445	32,445,000
Series AL-2, VRDN, 3.65%, 05/15/48 (Put 03/01/24)(b)	9,600	9,600,000
Series AM, 4.00%, 05/15/34 (Call 05/15/24)	10,000	10,016,903
Series AM, 5.25%, 05/15/44 (Call 05/15/24)	10,000	10,041,176
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	5,000	5,130,167
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	8,615	8,830,285
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	5,000	5,190,756
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	12,845	13,262,236
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	13,200	13,936,647
Series AV, 5.00%, 05/15/49 (Call 05/15/27)	18,500	19,492,751
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,170	1,244,121
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	465	501,959
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	3,000	3,230,061
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	15,880	16,983,736
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	11,345	12,124,447
Series AZ, 4.00%, 05/15/28	1,020	1,082,916
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	2,000	1,990,792
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	22,770	24,279,471
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	2,000	2,139,861
Series B, 4.00%, 05/15/39 (Call 05/15/31)	2,000	2,099,805
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	5,000	5,378,248
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	10,070	10,453,070
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	51,635	51,634,742
Series BE, 4.00%, 05/15/50 (Call 05/15/30)	11,000	10,926,200
Series BE, 5.00%, 05/15/33 (Call 05/15/30)	1,000	1,157,770
Series BE, 5.00%, 05/15/34 (Call 05/15/30)	1,500	1,730,469
Series BE, 5.00%, 05/15/36 (Call 05/15/30)	1,500	1,715,446
Series BE, 5.00%, 05/15/38 (Call 05/15/30)	1,000	1,128,751
Series BE, 5.00%, 05/15/39 (Call 05/15/30)	5,820	6,539,094
Series BE, 5.00%, 05/15/41 (Call 05/15/30)	1,410	1,568,662
Series BE, 5.00%, 05/15/42 (Call 05/15/30)	6,000	6,655,320
Series BH, 4.00%, 05/15/46 (Call 05/15/31)	5,500	5,568,413
Series BH, 4.00%, 05/15/51 (Call 05/15/31)	3,250	3,215,930
Series I, 4.00%, 05/15/36 (Call 05/15/25)	1,000	1,003,570
Series I, 5.00%, 05/15/32 (Call 05/15/25)	3,070	3,146,718
Series K, 4.00%, 05/15/46 (Call 05/15/26)	21,045	20,982,216
Series M, 4.00%, 05/15/47 (Call 05/15/27)	4,580	4,552,896
Series M, 5.00%, 05/15/47 (Call 05/15/27)	14,075	14,842,921
Series M, 5.00%, 05/15/52 (Call 05/15/27)	9,250	9,714,347
Series O, 5.00%, 05/15/58 (Call 05/15/28)	3,000	3,175,908
Series O, 5.50%, 05/15/58 (Call 05/15/28)	2,000	2,155,996
Series Q, 4.00%, 05/15/36 (Call 05/15/31)	1,610	1,718,991
Series Q, 5.00%, 05/15/46 (Call 05/15/31)	8,855	9,800,144

Security	Par (000)	Value

California (continued)
Upper Santa Clara Valley Joint Powers Authority RB
Series A, 4.00%, 08/01/45 (Call 08/01/25)	$3,450	$3,450,184
Series A, 4.00%, 08/01/50 (Call 08/01/25)	8,435	8,331,363
Ventura County Community College District GO, 0.00%, 08/01/28(a)	15,000	13,160,056
Walnut Valley Unified School District GO, 4.00%, 08/01/51 (Call 08/01/32)	3,000	3,017,369
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	1,750	1,753,144
Westminster School District GO 0.00%, 08/01/48 (Call 08/01/39) (BAM)	8,345	5,753,695
0.00%, 08/01/52 (Call 08/01/39) (BAM)	15,000	10,278,883
William S Hart Union High School District GO,
Series B, 0.00%, 08/01/34 (AGM)(a)	4,825	3,411,208

		7,419,112,830

Colorado — 1.2%
Board of Governors of Colorado State University System RB
Series A, 4.00%, 03/01/49 (Call 03/01/25)	4,000	3,950,974
Series A, 4.13%, 03/01/55 (Call 03/01/25)	30,000	29,638,365
Series C, 4.00%, 03/01/47 (Call 03/01/28) (ST HGR ED INTERCEPT PROG)	18,625	18,267,905
Series E-1, 5.00%, 03/01/47 (PR 03/01/25) (HERBIP)	1,000	1,017,022
Board of Water Commissioners City & County of Denver (The) RB 5.00%, 12/15/45 (Call 12/15/32)	5,770	6,428,179
5.00%, 12/15/52 (Call 12/15/32)	25,285	27,570,557
Series A, 4.00%, 09/15/42 (Call 09/15/27)	2,500	2,505,519
Series A, 5.00%, 09/15/47 (Call 09/15/27)	5,575	5,801,522
Series B, 5.00%, 09/15/30	5,495	6,320,264
Boulder Valley School District No Re-2 Boulder GO, 5.00%, 12/01/39 (Call 06/01/25) (SAW)	22,710	23,104,212
City & County of Denver Co. GO
Series A, 5.00%, 08/01/38 (Call 08/01/32)	16,200	18,559,911
Series A, 5.00%, 08/01/39 (Call 08/01/32)	7,010	7,978,542
Series B, 5.00%, 08/01/29	11,010	12,391,858
Series B, 5.00%, 08/01/30	24,375	27,973,471
City & County of Denver Colorado Airport System Revenue RB 4.00%, 12/01/43 (Call 12/01/28)	5,000	4,968,616
5.00%, 11/15/25	1,055	1,090,808
5.00%, 11/15/28	525	580,884
5.00%, 11/15/29	2,850	3,204,028
5.00%, 11/15/33	1,000	1,192,923
5.00%, 11/15/38 (Call 11/15/33)	750	866,584
5.00%, 11/15/39 (Call 11/15/33)	1,000	1,149,653
5.00%, 11/15/42 (Call 11/15/33)	2,000	2,262,095
5.00%, 11/15/47 (Call 11/15/32)	8,750	9,616,249
5.25%, 11/15/53 (Call 11/15/32)	3,000	3,322,924
Series A, 5.00%, 11/15/24	1,135	1,149,292
Series B, 4.00%, 11/15/31 (Call 04/01/24)	2,310	2,310,843
Series B, 5.00%, 11/15/43 (Call 04/01/24)	140	140,069
Series B, 5.00%, 12/01/48 (Call 12/01/28)	7,515	7,917,624
City & County of Denver Colorado COP, 5.00%, 12/01/32	2,320	2,740,305
City & County of Denver Colorado GO, Series B, 5.00%, 08/01/26	16,500	17,376,851
City & County of Denver Colorado Pledged Excise Tax Revenue RB
Series A, 4.00%, 08/01/46 (Call 08/01/26)	10,000	9,881,987

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Series A, 5.00%, 08/01/44 (Call 08/01/26)	$9,500	$9,687,654
Series A-1, 5.00%, 08/01/41 (Call 08/01/26)	1,000	1,030,863
City of Aurora CO Water Revenue RB, 5.00%, 08/01/46 (PR 08/01/26)	24,380	25,669,778
City of Colorado Springs CO Utilities System Revenue RB, Series A-1, 5.00%, 11/15/24	3,000	3,038,608
County of Adams CO COP, 4.00%, 12/01/45 (Call 12/01/25)	700	692,080
Denver City & County School District No. 1 GO 5.00%, 12/01/37 (Call 12/01/26) (SAW)	2,035	2,120,674
5.00%, 12/01/38 (Call 12/01/26) (SAW)	1,830	1,902,659
5.00%, 12/01/39 (Call 12/01/30)	4,520	5,025,510
5.00%, 12/01/42 (Call 06/01/32) (SAW)	3,205	3,591,461
5.00%, 12/01/45 (Call 06/01/32) (SAW)	2,565	2,846,756
Series B, 3.00%, 12/01/29 (Call 04/01/24) (SAW) .	1,000	1,000,013
Series B, 4.00%, 12/01/27 (SAW)	5,840	6,126,266
Series B, 4.00%, 12/01/28 (SAW)	5,000	5,304,181
E-470 Public Highway Authority RB 0.00%, 09/01/28 (NPFGC)(a)	12,900	11,200,950
0.00%, 09/01/35(a)	1,000	676,931
Series A, 0.00%, 09/01/34 (NPFGC)(a)	22,000	15,360,957
Series A, 0.00%, 09/01/40(a)	2,745	1,412,700
Series A, 0.00%, 09/01/41(a)	3,495	1,710,776
Series A, 5.00%, 09/01/40 (Call 09/01/24)	1,600	1,608,377
Series B, 0.00%, 09/01/24 (NPFGC)(a)	1,165	1,145,605
Series B, 0.00%, 09/01/29 (NPFGC)(a)	2,500	2,102,099
Regional Transportation District Sales Tax Revenue RB 4.00%, 11/01/39 (Call 05/01/31)	15,500	15,831,202
5.00%, 11/01/28	8,535	9,455,390
5.00%, 11/01/29	5,000	5,656,212
5.00%, 11/01/31	5,000	5,864,922
5.00%, 11/01/37 (Call 11/01/33)	5,000	5,809,171
5.00%, 11/01/38 (Call 11/01/33)	2,000	2,306,846
Series A, 5.00%, 11/01/27	1,500	1,625,226
Series A, 5.00%, 11/01/28	1,670	1,850,088
Series A, 5.00%, 11/01/41 (Call 11/01/26)	2,765	2,854,134
Series A, 5.00%, 11/01/46 (Call 11/01/26)	11,875	12,191,155
Series B, 5.00%, 11/01/33 (Call 11/01/27)	1,655	1,772,923
State of Colorado COP 6.00%, 12/15/41 (Call 12/15/32)	10,000	12,063,293
Series N, 4.00%, 03/15/43 (Call 03/15/28)	3,500	3,506,719
Series O, 4.00%, 03/15/44 (Call 03/15/29)	1,985	1,986,823
University of Colorado RB
Series A-2, 4.00%, 06/01/35 (PR 06/01/28)	3,000	3,173,512
Series A-2, 4.00%, 06/01/43 (Call 06/01/28)	2,000	2,006,388

		452,488,938

Connecticut — 1.8%
Connecticut State Health & Educational Facilities Authority RB 2.80%, 07/01/57 (Put 02/03/26)	7,600	7,494,314
Series 2015-A, VRDN, 0.38%, 07/01/35 (Put 07/12/24)(b)	3,735	3,677,859
Series 2017 B-1, 5.00%, 07/01/29	5,000	5,639,180
Series C-1, VRDN, 5.00%, 07/01/40 (Put 02/01/28)(b)	17,945	19,632,198
State of Connecticut Clean Water Fund - State Revolving Fund RB 5.00%, 05/01/30 (Call 05/01/27)	1,590	1,707,885
5.00%, 02/01/36 (Call 02/01/29)	14,215	15,707,947

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut GO 4.00%, 01/15/31	$1,565	$1,693,107
4.00%, 01/15/36 (Call 01/15/30)	4,000	4,218,647
4.00%, 01/15/41 (Call 01/15/34)	4,000	4,110,208
4.00%, 01/15/42 (Call 01/15/34)	3,000	3,063,224
4.00%, 01/15/43 (Call 01/15/34)	5,000	5,062,640
5.00%, 08/01/25	1,000	1,027,993
5.00%, 09/15/25	1,000	1,028,968
5.00%, 11/15/25	7,820	8,090,685
5.00%, 07/15/27	1,700	1,829,028
5.00%, 06/15/28 (Call 06/15/25)	10,000	10,245,179
5.00%, 07/15/28	2,735	3,006,958
5.00%, 11/15/28 (Call 11/15/25)	5,000	5,163,182
5.00%, 06/15/29 (Call 06/15/25)	10,000	10,240,618
5.00%, 06/15/29 (Call 06/15/28)	14,690	16,044,891
5.00%, 01/15/30	5,000	5,659,427
5.00%, 03/01/30	6,965	7,903,470
5.00%, 01/15/31	5,000	5,761,383
5.00%, 08/01/31	1,000	1,162,895
5.00%, 09/15/31	635	739,937
5.00%, 11/15/31	2,750	3,213,124
5.00%, 01/15/32	5,000	5,857,902
5.00%, 06/15/32 (Call 06/15/25)	2,265	2,316,737
5.00%, 08/01/32	1,000	1,181,850
5.00%, 08/01/33	1,000	1,199,200
5.00%, 04/15/35 (Call 04/15/27)	6,000	6,351,825
5.00%, 04/15/35 (Call 04/15/29)	3,000	3,319,583
5.00%, 11/15/35 (Call 11/15/32)	1,640	1,923,316
5.00%, 01/15/36 (Call 01/15/34)	3,150	3,753,568
5.00%, 11/15/37 (Call 11/15/32)	1,000	1,153,145
5.00%, 01/15/39 (Call 01/15/34)	3,000	3,474,823
5.00%, 11/15/40 (Call 11/15/32)	1,950	2,209,990
Series 2021 A, 3.00%, 01/15/32 (Call 01/15/31)	3,970	3,945,989
Series 2021 A, 3.00%, 01/15/33 (Call 01/15/31)	6,970	6,875,344
Series 2021 A, 3.00%, 01/15/34 (Call 01/15/31)	4,000	3,913,718
Series 2021 A, 3.00%, 01/15/36 (Call 01/15/31)	3,000	2,848,526
Series 2021 A, 3.00%, 01/15/38 (Call 01/15/31)	5,000	4,497,015
Series 2021 A, 3.00%, 01/15/39 (Call 01/15/31)	1,000	883,751
Series 2021 A, 3.00%, 01/15/40 (Call 01/15/31)	5,000	4,357,955
Series 2021 A, 4.00%, 01/15/25	3,500	3,527,340
Series 2021 A, 4.00%, 01/15/27	3,000	3,096,620
Series 2021 A, 4.00%, 01/15/29	5,000	5,291,945
Series A, 3.00%, 01/15/39 (Call 01/15/30)	2,000	1,771,619
Series A, 4.00%, 01/15/26	1,500	1,530,837
Series A, 4.00%, 01/15/27	3,790	3,912,063
Series A, 4.00%, 01/15/28	1,250	1,306,639
Series A, 4.00%, 01/15/31	4,310	4,662,805
Series A, 4.00%, 01/15/33 (Call 01/15/30)	3,000	3,199,414
Series A, 4.00%, 01/15/33 (Call 01/15/32)	16,155	17,549,768
Series A, 4.00%, 01/15/34 (Call 01/15/32)	1,500	1,627,375
Series A, 4.00%, 01/15/35 (Call 01/15/30)	5,500	5,834,201
Series A, 4.00%, 01/15/35 (Call 01/15/32)	5,205	5,637,644
Series A, 4.00%, 01/15/37 (Call 01/15/30)	2,000	2,088,144
Series A, 5.00%, 01/15/28	2,000	2,174,925
Series A, 5.00%, 01/15/29	4,615	5,124,532
Series A, 5.00%, 04/15/30 (Call 04/15/29)	1,365	1,519,450
Series A, 5.00%, 01/15/31 (Call 01/15/30)	2,145	2,427,520
Series A, 5.00%, 04/15/33 (Call 04/15/27)	1,660	1,762,204
Series A, 5.00%, 04/15/34 (Call 04/15/27)	7,000	7,427,982
Series A, 5.00%, 04/15/34 (Call 04/15/29)	3,675	4,076,077
Series A, 5.00%, 04/15/36 (Call 04/15/29)	2,300	2,532,110

38	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series B, 3.00%, 01/15/40 (Call 01/15/32)	$14,250	$12,552,141
Series B, 3.00%, 06/01/40 (Call 06/01/31)	5,425	4,715,067
Series B, 4.00%, 06/15/33 (Call 06/15/25)	27,000	27,100,529
Series B, 4.00%, 01/15/36 (Call 01/15/32)	3,000	3,212,626
Series B, 4.00%, 01/15/38 (Call 01/15/32)	12,235	12,786,006
Series B, 5.00%, 05/15/24	1,700	1,705,700
Series B, 5.00%, 04/15/25	2,500	2,553,868
Series B, 5.00%, 05/15/25	1,935	1,980,136
Series B, 5.00%, 05/15/26	3,580	3,747,071
Series B, 5.00%, 06/15/27 (Call 06/15/25)	2,300	2,356,757
Series C, 5.00%, 06/15/28	1,010	1,108,427
Series D, 5.00%, 07/15/24	8,375	8,428,700
Series D, 5.00%, 08/15/24	2,120	2,136,991
Series D, 5.00%, 09/15/24	1,000	1,009,631
Series D, 5.00%, 09/15/26	7,535	7,950,094
Series D, 5.00%, 09/15/27	660	712,804
Series E, 5.00%, 10/15/25	3,140	3,242,610
Series E, 5.00%, 10/15/28 (Call 10/15/26)	5,000	5,268,427
Series E, 5.00%, 10/15/33 (Call 10/15/26)	4,170	4,375,724
Series F, 5.00%, 09/15/26	1,110	1,171,149
Series F, 5.00%, 11/15/27 (Call 11/15/25)	2,080	2,149,328
Series F, 5.00%, 11/15/31 (Call 11/15/25)	4,945	5,096,044
Series F, 5.00%, 11/15/32 (Call 11/15/25)	2,000	2,060,605
Series F, 5.00%, 11/15/34 (Call 11/15/25)	2,000	2,052,890
State of Connecticut Special Tax Revenue RB
4.00%, 05/01/37 (Call 05/01/31)	2,350	2,469,562
4.00%, 05/01/39 (Call 05/01/30) (BAM-TCRS)	7,750	8,009,282
4.00%, 11/01/39 (Call 11/01/31)	4,545	4,708,512
4.00%, 05/01/40 (Call 05/01/31)	5,000	5,130,175
5.00%, 09/01/24	2,345	2,364,463
5.00%, 09/01/25 (Call 09/01/24)	5,090	5,137,139
5.00%, 10/01/31 (Call 10/01/28)	14,605	16,005,542
5.00%, 01/01/34 (Call 01/01/28)	18,000	19,405,465
5.00%, 07/01/36 (Call 01/01/33)	3,950	4,618,251
Series A, 4.00%, 05/01/24	6,270	6,275,765
Series A, 4.00%, 05/01/36 (Call 05/01/30)	1,950	2,057,810
Series A, 4.00%, 05/01/36 (Call 05/01/31)	1,245	1,323,583
Series A, 4.00%, 09/01/36 (Call 09/01/26)	10,000	10,056,086
Series A, 4.00%, 05/01/39 (Call 05/01/30)	11,575	11,916,792
Series A, 4.00%, 05/01/39 (Call 05/01/31)	7,500	7,753,404
Series A, 5.00%, 05/01/25	880	898,575
Series A, 5.00%, 09/01/25 (Call 09/01/24)	5,000	5,046,305
Series A, 5.00%, 05/01/26	3,000	3,137,131
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,000	1,027,935
Series A, 5.00%, 01/01/27	8,000	8,499,656
Series A, 5.00%, 08/01/27 (Call 08/01/25)	5,050	5,188,703
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,575	1,587,435
Series A, 5.00%, 08/01/28 (Call 08/01/25)	1,000	1,026,975
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,000	1,008,223
Series A, 5.00%, 09/01/29 (Call 09/01/26)	4,000	4,200,337
Series A, 5.00%, 05/01/30	5,000	5,690,520
Series A, 5.00%, 09/01/31 (Call 09/01/24)	1,000	1,007,236
Series A, 5.00%, 05/01/32 (Call 05/01/31)	5,775	6,683,783
Series A, 5.00%, 08/01/32 (Call 08/01/25)	1,200	1,230,243
Series A, 5.00%, 09/01/32 (Call 09/01/24)	7,640	7,689,363
Series A, 5.00%, 05/01/33 (Call 05/01/30)	4,000	4,543,727
Series A, 5.00%, 08/01/33 (Call 08/01/25)	1,000	1,023,762
Series A, 5.00%, 09/01/33 (Call 09/01/26)	1,000	1,047,174
Series A, 5.00%, 05/01/34 (Call 05/01/30)	5,000	5,669,011
Series A, 5.00%, 05/01/34 (Call 05/01/31)	4,000	4,614,785
Series A, 5.00%, 09/01/34 (Call 09/01/26)	9,500	9,940,457

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 05/01/35 (Call 05/01/30)	$5,565	$6,284,645
Series A, 5.00%, 05/01/35 (Call 05/01/31)	3,250	3,736,377
Series A, 5.00%, 01/01/37 (Call 01/01/28)	2,000	2,139,357
Series A, 5.00%, 05/01/37 (Call 05/01/30)	3,485	3,877,228
Series A, 5.00%, 05/01/38 (Call 05/01/30)	4,960	5,486,261
Series A, 5.00%, 05/01/41 (Call 05/01/31)	3,655	4,051,294
Series B, 5.00%, 10/01/25	1,500	1,544,869
Series B, 5.00%, 10/01/30 (Call 10/01/28)	1,000	1,097,635
Series B, 5.00%, 10/01/33 (Call 10/01/28)	5,020	5,483,609
Series B, 5.00%, 10/01/35 (Call 10/01/28)	1,500	1,632,848
Series B, 5.00%, 10/01/38 (Call 10/01/28)	1,500	1,612,154
Series D, 5.00%, 11/01/27	4,520	4,895,704
Series D, 5.00%, 11/01/28	3,550	3,927,884

		654,506,755

Delaware — 0.7%
Delaware Transportation Authority RB 5.00%, 07/01/30	5,000	5,732,545
5.00%, 09/01/33 (Call 09/01/30)	1,250	1,425,702
5.00%, 07/01/34 (Call 07/01/32)	8,560	10,142,119
5.00%, 07/01/36 (Call 07/01/32)	2,250	2,642,498
5.00%, 06/01/55 (Call 06/01/25)	14,435	14,583,880
State of Delaware GO 4.00%, 02/01/32 (Call 02/01/31)	9,365	10,095,164
4.00%, 05/01/40 (Call 05/01/33)	13,420	13,946,166
4.00%, 05/01/42 (Call 05/01/33)	15,000	15,433,537
4.00%, 05/01/43 (Call 05/01/33)	10,000	10,272,858
5.00%, 07/01/24	1,000	1,005,972
5.00%, 03/01/26	3,855	4,022,619
5.00%, 02/01/27	2,470	2,636,208
5.00%, 02/01/28	6,710	7,335,636
5.00%, 03/01/28	5,465	5,986,484
5.00%, 02/01/29	2,000	2,235,663
5.00%, 03/01/29	3,005	3,365,406
5.00%, 01/01/30	2,240	2,550,368
5.00%, 05/01/30	15,955	18,285,666
5.00%, 02/01/31	2,630	3,054,506
5.00%, 03/01/31	6,590	7,665,325
5.00%, 05/01/31	17,035	19,872,813
5.00%, 03/01/33 (Call 03/01/32)	12,800	15,140,785
5.00%, 05/01/37 (Call 05/01/33)	2,690	3,178,164
5.00%, 05/01/39 (Call 05/01/33)	8,000	9,284,646
Series A, 5.00%, 03/01/24	1,040	1,040,000
Series A, 5.00%, 01/01/26	3,090	3,211,326
Series A, 5.00%, 01/01/27	1,270	1,352,532
Series A, 5.00%, 01/01/28	4,175	4,555,197
University of Delaware RB 5.00%, 11/01/45 (PR 05/01/25)	12,625	12,908,895
VRDN, 3.55%, 11/01/34 (Put 02/29/24)(b)	26,530	26,530,000
Series C, VRDN, 3.65%, 11/01/37 (Put 02/29/24)(b)	15,000	15,000,000

		254,492,680

District of Columbia — 2.1%
District of Columbia GO 4.00%, 02/01/46 (Call 02/01/31)	1,500	1,496,484
5.00%, 06/01/27	2,500	2,686,315
5.00%, 06/01/29	5,010	5,624,766
5.00%, 06/01/30	4,000	4,579,016
5.00%, 10/15/32 (Call 04/15/29)	13,490	15,031,938
5.00%, 02/01/33 (Call 02/01/31)	2,300	2,662,037
5.00%, 01/01/34 (Call 01/01/33)	1,040	1,242,559

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
5.00%, 01/01/35 (Call 01/01/33)	$500	$595,592
5.00%, 01/01/36 (Call 01/01/33)	3,350	3,961,476
5.00%, 06/01/36 (Call 06/01/27)	2,650	2,807,395
5.00%, 01/01/37 (Call 01/01/33)	1,000	1,170,522
5.00%, 01/01/38 (Call 01/01/33)	1,000	1,159,665
5.00%, 10/15/40 (Call 04/15/29)	4,665	5,046,401
5.00%, 01/01/41 (Call 01/01/33)	1,000	1,137,805
5.00%, 02/01/41 (Call 02/01/31)	1,725	1,905,834
5.00%, 01/01/42 (Call 01/01/33)	2,000	2,266,209
5.00%, 01/01/43 (Call 01/01/33)	13,000	14,663,081
5.25%, 01/01/48 (Call 01/01/33)	17,790	19,964,450
Series A, 4.00%, 06/01/37 (Call 06/01/27)	3,060	3,117,195
Series A, 5.00%, 06/01/26 (Call 06/01/25)	1,250	1,280,209
Series A, 5.00%, 10/15/27	2,000	2,167,665
Series A, 5.00%, 10/15/28	2,045	2,266,170
Series A, 5.00%, 10/15/29 (Call 04/15/29)	3,575	3,996,216
Series A, 5.00%, 06/01/31 (Call 06/01/26)	9,250	9,661,864
Series A, 5.00%, 06/01/32 (Call 06/01/27)	2,000	2,130,167
Series A, 5.00%, 06/01/33 (Call 06/01/27)	1,900	2,022,667
Series A, 5.00%, 10/15/33 (Call 04/15/29)	5,000	5,568,083
Series A, 5.00%, 06/01/34 (Call 06/01/27)	2,500	2,660,048
Series A, 5.00%, 06/01/37 (Call 06/01/27)	3,720	3,925,385
Series A, 5.00%, 10/15/37 (Call 04/15/29)	5,000	5,465,463
Series A, 5.00%, 06/01/41 (Call 06/01/26)	15,570	16,010,483
Series A, 5.00%, 06/01/43 (Call 06/01/28)	3,950	4,171,299
Series A, 5.00%, 10/15/44 (Call 04/15/29)	29,090	31,091,622
Series B, 5.00%, 06/01/24	4,155	4,172,331
Series B, 5.00%, 06/01/26 (Call 06/01/25)	2,000	2,048,334
Series C, 5.00%, 06/01/33 (Call 06/01/24)	15,000	15,058,542
Series C, 5.00%, 06/01/35 (Call 06/01/24)	3,720	3,734,518
Series C, 5.00%, 06/01/38 (Call 06/01/24)	2,000	2,007,806
Series D, 5.00%, 06/01/26	4,000	4,195,484
Series D, 5.00%, 06/01/27	4,060	4,362,576
Series D, 5.00%, 02/01/30	2,200	2,502,680
Series D, 5.00%, 02/01/32 (Call 02/01/31)	4,000	4,631,940
Series D, 5.00%, 06/01/41 (Call 12/01/26)	7,805	8,070,970
Series D, 5.00%, 02/01/46 (Call 02/01/31)	7,875	8,580,975
Series E, 4.00%, 02/01/37 (Call 02/01/31)	1,835	1,923,852
Series E, 5.00%, 02/01/26	15,580	16,183,057
Series E, 5.00%, 02/01/28	1,495	1,630,895
District of Columbia Income Tax Revenue RB 4.00%, 05/01/38 (Call 05/01/30)	2,605	2,685,124
4.00%, 03/01/40 (Call 09/01/29)	4,370	4,452,163
5.00%, 12/01/26	3,585	3,806,886
5.00%, 03/01/27	5,000	5,342,047
5.00%, 12/01/27	2,015	2,190,387
5.00%, 12/01/28	2,750	3,055,987
5.00%, 12/01/29	7,000	7,940,073
5.00%, 12/01/30	8,500	9,819,154
5.00%, 10/01/31	8,000	9,376,823
5.00%, 12/01/31	15,590	18,324,360
5.00%, 12/01/32	5,125	6,124,076
5.00%, 07/01/33 (Call 07/01/32)	2,075	2,461,186
5.00%, 10/01/33	1,000	1,210,637
5.00%, 07/01/35 (Call 07/01/32)	2,125	2,505,085
5.00%, 05/01/38 (Call 05/01/33)	3,000	3,484,089
5.00%, 05/01/39 (Call 05/01/33)	1,000	1,155,377
5.00%, 07/01/39 (Call 07/01/32)	3,420	3,906,473
5.00%, 07/01/40 (Call 07/01/32)	12,970	14,702,822
5.00%, 05/01/41 (Call 05/01/33)	11,865	13,501,727
5.00%, 05/01/42 (Call 05/01/33)	4,520	5,118,482

Security	Par (000)	Value

District of Columbia (continued)
5.00%, 05/01/43 (Call 05/01/33)	$13,750	$15,518,947
5.50%, 07/01/47 (Call 07/01/32)	30,000	34,156,317
Series A, 4.00%, 03/01/37 (Call 09/01/29)	2,000	2,071,174
Series A, 4.00%, 03/01/44 (Call 09/01/29)	2,000	2,002,242
Series A, 5.00%, 03/01/29	2,000	2,233,888
Series A, 5.00%, 03/01/31 (Call 09/01/29)	2,500	2,811,108
Series A, 5.00%, 03/01/32 (Call 09/01/29)	1,500	1,684,217
Series A, 5.00%, 03/01/33 (Call 09/01/29)	4,010	4,491,958
Series A, 5.00%, 03/01/34 (Call 09/01/29)	7,040	7,870,498
Series A, 5.00%, 03/01/35 (Call 09/01/29)	6,355	7,082,231
Series A, 5.00%, 03/01/35 (Call 03/01/30)	1,065	1,206,524
Series A, 5.00%, 03/01/36 (Call 09/01/29)	2,000	2,214,177
Series A, 5.00%, 03/01/39 (Call 03/01/30)	4,400	4,843,113
Series B, 5.00%, 10/01/25	33,905	34,993,242
Series B, 5.00%, 10/01/26	9,310	9,845,199
Series B, 5.00%, 10/01/27	11,885	12,869,767
Series C, 4.00%, 05/01/45 (Call 05/01/30)	2,210	2,199,637
Series C, 5.00%, 10/01/25	1,210	1,248,837
Series C, 5.00%, 10/01/26	2,270	2,400,494
Series C, 5.00%, 10/01/27	2,190	2,371,459
Series C, 5.00%, 10/01/29	5,160	5,833,142
Series C, 5.00%, 05/01/45 (Call 05/01/30)	3,615	3,910,589
District of Columbia RB 5.00%, 12/01/33 (Call 12/01/29)	6,000	6,702,771
5.00%, 12/01/34 (Call 12/01/29)	2,450	2,729,875
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/25	2,120	2,187,714
Series A, 5.00%, 10/01/36 (Call 04/01/26)	8,520	8,795,999
Series A, 5.00%, 10/01/49 (Call 04/01/28)	23,715	24,811,148
Series A, 5.00%, 10/01/52 (Call 04/01/27)	3,000	3,088,988
Series B, 5.00%, 10/01/49 (Call 04/01/28)	14,425	15,091,748
Series B, 5.25%, 10/01/44 (Call 10/01/25)	2,000	2,031,288
Series C, 5.00%, 10/01/44 (PR 10/01/24)	12,060	12,186,347
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB 0.00%, 10/01/35(a)	13,940	9,086,714
Series A, 0.00%, 10/01/37(a)	4,000	2,142,618
Series A, 5.00%, 10/01/44 (Call 10/01/28)	1,000	1,049,955
Series B, 4.00%, 10/01/44 (Call 10/01/29)	5,250	5,165,325
Series B, 4.00%, 10/01/49 (Call 10/01/29)	5,250	4,922,698
Series B, 4.00%, 10/01/53 (Call 10/01/29)	5,000	4,597,041
Series B, 4.00%, 10/01/53 (Call 10/01/29) (AGM) .	3,000	2,851,682
Series B, 5.00%, 10/01/47 (Call 10/01/29)	1,000	1,035,848
Washington Metropolitan Area Transit Authority Dedicated Revenue RB 5.00%, 07/15/26	3,360	3,530,769
5.00%, 07/15/35 (Call 07/15/33)	1,100	1,305,714
5.00%, 07/15/37 (Call 07/15/33)	1,000	1,164,076
5.00%, 07/15/40 (Call 07/15/33)	1,500	1,707,961
5.00%, 07/15/42 (Call 07/15/33)	5,655	6,359,973
5.00%, 07/15/43 (Call 07/15/33)	1,050	1,173,354
5.00%, 07/15/45 (Call 07/15/33)	1,000	1,106,591
5.00%, 07/15/48 (Call 07/15/33)	5,000	5,471,025
5.25%, 07/15/53 (Call 07/15/33)	12,000	13,274,842
Series A, 3.00%, 07/15/43 (Call 07/15/31)	10,000	8,331,455
Series A, 4.00%, 07/15/35 (Call 07/15/31)	1,500	1,578,259
Series A, 4.00%, 07/15/39 (Call 07/15/31)	4,000	4,072,314
Series A, 4.00%, 07/15/40 (Call 07/15/30)	8,000	8,067,745
Series A, 4.00%, 07/15/43 (Call 07/15/31)	16,820	16,748,939
Series A, 5.00%, 07/15/25	1,000	1,026,319
Series A, 5.00%, 07/15/27	500	538,117

40	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series A, 5.00%, 07/15/36 (Call 07/15/30)	$11,730	$13,147,504
Series A, 5.00%, 07/15/37 (Call 07/15/30)	2,765	3,076,543
Series A, 5.00%, 07/15/38 (Call 07/15/30)	2,000	2,206,816
Series A, 5.00%, 07/15/45 (Call 07/15/30)	2,000	2,151,775
Series A, 5.00%, 07/15/46 (Call 07/15/31)	2,250	2,438,677
Washington Metropolitan Area Transit Authority RB 5.00%, 07/01/43 (Call 07/01/27)	5,000	5,198,224
Series B, 5.00%, 07/01/36 (Call 07/01/27)	1,700	1,794,585

		761,611,095

Florida — 1.2%
Broward County FL Water & Sewer Utility Revenue RB, Series A, 5.00%, 10/01/40 (Call 10/01/29)	5,290	5,750,496
Central Florida Expressway Authority RB 2.13%, 07/01/36 (Call 07/01/31) (AGM)	1,000	823,350
4.00%, 07/01/35 (Call 07/01/31) (AGM)	500	525,798
4.00%, 07/01/37 (Call 07/01/31) (AGM)	3,440	3,583,825
4.00%, 07/01/38 (Call 07/01/31) (AGM)	1,000	1,031,079
4.00%, 07/01/41 (Call 07/01/27)	2,775	2,758,411
5.00%, 07/01/26 (AGM)	510	534,242
5.00%, 07/01/27 (AGM)	10,450	11,198,672
5.00%, 07/01/28 (AGM)	1,000	1,095,071
5.00%, 07/01/30 (AGM)	1,000	1,138,974
5.00%, 07/01/32 (Call 07/01/31) (AGM)	725	839,335
5.00%, 07/01/37 (Call 07/01/28)	2,025	2,164,206
5.00%, 07/01/38 (Call 07/01/27)	5,845	6,153,784
5.00%, 07/01/38 (Call 07/01/28)	3,325	3,547,124
5.00%, 07/01/39 (Call 07/01/27)	1,250	1,312,519
5.00%, 07/01/39 (Call 07/01/28)	4,380	4,649,486
5.00%, 07/01/40 (Call 07/01/28)	3,000	3,165,261
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,102,142
Series B, 4.00%, 07/01/31 (Call 07/01/26)	1,050	1,069,813
Series B, 4.00%, 07/01/36 (Call 07/01/26)	2,000	2,023,369
Series B, 5.00%, 07/01/26	4,110	4,295,918
Series B, 5.00%, 07/01/28 (Call 07/01/26)	3,505	3,647,971
Series B, 5.00%, 07/01/34 (Call 07/01/26)	1,000	1,029,007
Series B, 5.00%, 07/01/44 (Call 07/01/29)	2,500	2,639,590
Series B, 5.00%, 07/01/49 (Call 07/01/29)	2,500	2,638,573
City of Gainesville FL Utilities System Revenue RB
Series A, 5.00%, 10/01/37 (Call 10/01/27)	1,000	1,061,970
Series A, 5.00%, 10/01/44 (Call 10/01/29)	1,500	1,598,064
City of Tampa FL Water & Wastewater System Revenue RB
Series A, 4.00%, 10/01/44 (Call 10/01/30)	1,000	1,004,267
Series A, 5.00%, 10/01/50 (Call 10/01/30)	12,000	12,837,702
Series A, 5.00%, 10/01/54 (Call 10/01/30)	4,205	4,489,756
County of Miami-Dade FL Aviation Revenue RB 4.00%, 10/01/41 (Call 10/01/30)	4,950	4,970,884
5.00%, 10/01/31 (Call 10/01/30)	2,000	2,267,343
5.00%, 10/01/41 (Call 10/01/26)	30,050	30,721,191
Series B, 5.00%, 10/01/37 (Call 10/01/24)	6,705	6,744,710
County of Miami-Dade FL GO
Series 2016A, 4.00%, 07/01/39 (Call 07/01/30)	5,000	5,132,421
Series A, 4.00%, 07/01/42 (Call 07/01/25)	2,000	2,004,187
Series A, 5.00%, 07/01/38 (Call 07/01/26)	2,000	2,060,870
Series D, 5.00%, 07/01/45 (Call 07/01/26)	8,505	8,716,090
County of Miami-Dade FL RB, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,075,770
County of Miami-Dade FL Transit System RB 4.00%, 07/01/39 (Call 07/01/29)	2,000	2,034,638
4.00%, 07/01/48 (Call 07/01/28)	5,215	5,070,203
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,108,685

Security	Par (000)	Value

Florida (continued)
Series A, 4.00%, 07/01/49 (Call 07/01/30)	$3,500	$3,395,884
Series A, 4.00%, 07/01/50 (Call 07/01/30)	5,000	4,822,588
County of Miami-Dade FL Water & Sewer System Revenue RB 4.00%, 10/01/38 (Call 10/01/27)	18,605	18,845,818
4.00%, 10/01/39 (Call 04/01/31)	1,000	1,029,748
4.00%, 10/01/41 (Call 04/01/31)	1,000	1,017,864
4.00%, 10/01/46 (Call 04/01/31)	5,050	5,006,074
4.00%, 10/01/48 (Call 04/01/31)	2,000	1,955,645
4.00%, 10/01/51 (Call 04/01/31)	2,000	1,928,148
5.00%, 10/01/24	4,140	4,183,609
5.00%, 10/01/25	2,840	2,930,711
Series A, 4.00%, 10/01/44 (Call 10/01/27)	3,235	3,243,345
Series B, 4.00%, 10/01/35 (Call 10/01/27)	7,600	7,776,527
Series B, 4.00%, 10/01/37 (Call 10/01/27)	6,500	6,600,629
Series B, 4.00%, 10/01/44 (Call 10/01/29)	2,345	2,354,114
Series B, 4.00%, 10/01/49 (Call 10/01/29)	7,000	6,834,234
Series B, 5.00%, 10/01/27	1,010	1,087,235
Series B, 5.00%, 10/01/30 (Call 10/01/25)	2,000	2,047,361
Series B, 5.00%, 10/01/32 (Call 10/01/25)	2,000	2,046,743
Series B, 5.00%, 10/01/44 (Call 10/01/29)	2,000	2,120,407
Florida Department of Management Services COP,
Series A, 5.00%, 11/01/28	1,750	1,930,616
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/29 (Call 10/01/26)	5,360	5,603,463
Series A, 5.00%, 10/01/30 (Call 10/01/26)	2,500	2,608,514
Series A, 5.00%, 10/01/31 (Call 10/01/26)	830	864,774
Hillsborough County Aviation Authority RB
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,003,410
Series B, 5.00%, 10/01/40 (PR 10/01/24)	3,075	3,105,458
Series B, 5.00%, 10/01/44 (PR 10/01/24)	2,425	2,449,020
Series B, 5.00%, 10/01/47 (Call 10/01/31)	2,000	2,175,859
Series F, 5.00%, 10/01/48 (Call 10/01/28)	7,000	7,363,127
JEA Water & Sewer System Revenue RB 5.25%, 10/01/49 (Call 10/01/33)	2,500	2,803,815
5.50%, 10/01/54 (Call 10/01/33)	1,000	1,134,935
Miami Beach Redevelopment Agency TA, Series 2015-A, 5.00%, 02/01/40 (Call 04/01/24) (AGM)	1,000	1,000,507
Miami-Dade County Educational Facilities Authority RB
Series A, 5.00%, 04/01/40 (Call 04/01/25)	6,000	6,039,454
Series A, 5.00%, 04/01/45 (Call 04/01/25)	4,000	4,014,820
Miami-Dade County Expressway Authority RB Series A, 5.00%, 07/01/35 (Call 04/01/24) (AGM)	975	975,695
Series A, 5.00%, 07/01/39 (Call 07/01/24)	2,830	2,830,824
Series A, 5.00%, 07/01/40 (Call 04/01/24)	2,105	2,112,502
Series A, 5.00%, 07/01/44 (Call 07/01/24)	1,000	1,000,323
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,320	1,326,054
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,020	1,023,335
Mid-Bay Bridge Authority RB
Series A, 5.00%, 10/01/35 (Call 10/01/25)	1,000	1,014,146
Series A, 5.00%, 10/01/40 (Call 10/01/25)	3,000	3,024,781
Orange County Convention Center/Orlando RB 5.00%, 10/01/24	1,285	1,294,725
Series B, 4.00%, 10/01/36 (Call 10/01/26)	2,070	2,061,312
Orange County School Board COP, Series C, 5.00%, 08/01/34 (Call 08/01/26)	2,500	2,593,533
Orlando Utilities Commission RB
Series A, 4.00%, 10/01/39 (Call 04/01/31)	4,685	4,809,590
Series A, 4.00%, 10/01/40 (Call 04/01/31)	4,000	4,086,486
Series A, 5.00%, 10/01/25	1,900	1,958,611

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Palm Beach County School District COP 5.00%, 08/01/36 (Call 08/01/33)	$1,500	$1,758,888
5.00%, 08/01/37 (Call 08/01/33)	1,750	2,032,888
5.00%, 08/01/38 (Call 08/01/33)	1,500	1,726,438
5.00%, 08/01/39 (Call 08/01/33)	2,250	2,580,118
5.25%, 08/01/38 (Call 08/01/32)	2,000	2,313,072
Series C, 5.00%, 08/01/29 (Call 08/01/28)	2,540	2,783,172
Series D, 5.00%, 08/01/31 (Call 08/01/25)	2,000	2,044,902
School Board of Miami-Dade County (The) COP 5.00%, 11/01/27 (Call 11/01/24)	3,300	3,335,812
Series A, 4.00%, 08/01/29 (Call 04/01/24)	1,000	1,000,890
Series A, 5.00%, 05/01/30 (Call 05/01/25)	1,000	1,016,933
Series B, 5.00%, 05/01/27 (Call 05/01/25)	2,500	2,541,476
Series D, 5.00%, 02/01/27 (Call 02/01/26)	2,000	2,071,086
Series D, 5.00%, 02/01/30 (Call 02/01/26)	2,000	2,071,086
School District of Broward County/FL COP
Series A, 5.00%, 07/01/27	1,750	1,875,952
Series A, 5.00%, 07/01/32 (Call 07/01/30)	2,000	2,270,384
Series A, 5.00%, 07/01/34 (Call 07/01/30)	2,000	2,260,671
Series C, 5.00%, 07/01/26	2,025	2,123,586
South Florida Water Management District COP 5.00%, 10/01/33 (Call 04/01/26)	1,000	1,036,871
5.00%, 10/01/35 (Call 04/01/26)	5,000	5,168,064
State of Florida Department of Transportation
Turnpike System Revenue RB 5.00%, 07/01/47 (Call 07/01/32)	6,395	6,978,539
Series A, 4.00%, 07/01/48 (Call 07/01/28)	4,000	3,894,901
State of Florida GO 4.00%, 06/01/36 (Call 06/01/27)	13,590	13,939,608
4.00%, 07/01/37 (Call 07/01/28)	3,725	3,821,926
4.00%, 07/01/38 (Call 07/01/28)	4,030	4,116,358
4.00%, 07/01/39 (Call 07/01/28)	4,195	4,272,965
4.00%, 07/01/40 (Call 07/01/28)	4,360	4,423,556
5.00%, 06/01/34	5,030	6,157,268
Series B, 4.00%, 07/01/48 (Call 07/01/28)	7,500	7,481,055
Series C, 5.00%, 06/01/24	3,500	3,514,684
State of Florida Lottery Revenue RB, Series B, 5.00%, 07/01/25	1,100	1,129,603
Tampa-Hillsborough County Expressway Authority RB 5.00%, 07/01/47 (Call 07/01/27)	6,210	6,404,821
Series B, 4.00%, 07/01/42 (Call 07/01/28)	12,725	12,428,273

		436,628,986

Georgia — 2.7%
City of Atlanta GA Airport Passenger Facility Charge RB 5.00%, 07/01/44 (Call 07/01/33)	2,000	2,237,380
Series C, 5.00%, 07/01/36 (Call 07/01/29)	2,500	2,768,859
Series C, 5.00%, 07/01/39 (Call 07/01/29)	2,500	2,720,808
City of Atlanta GA Department of Aviation RB 4.00%, 07/01/49 (Call 07/01/29)	6,145	6,059,221
4.00%, 07/01/52 (Call 07/01/32)	3,010	2,949,727
5.00%, 07/01/29	8,505	9,511,062
5.00%, 07/01/33	2,250	2,686,619
5.00%, 07/01/47 (Call 07/01/32)	1,445	1,582,813
5.00%, 07/01/48 (Call 07/01/33)	1,000	1,102,130
5.00%, 07/01/53 (Call 07/01/33)	4,000	4,358,930
Series A, 5.00%, 07/01/25	1,735	1,779,183
Series A, 5.00%, 07/01/26	2,005	2,102,612
Series A, 5.00%, 07/01/28	2,000	2,195,290
Series A, 5.00%, 07/01/30	2,000	2,276,697

Security	Par (000)	Value

Georgia (continued)
City of Atlanta GA GO 5.00%, 12/01/29	$1,000	$1,132,007
5.00%, 12/01/32	1,750	2,086,602
5.00%, 12/01/35 (Call 12/01/32)	1,750	2,068,058
5.00%, 12/01/38 (Call 12/01/32)	2,500	2,871,066
5.00%, 12/01/41 (Call 12/01/32)	2,000	2,268,267
City of Atlanta GA Water & Wastewater Revenue RB 4.00%, 11/01/38 (Call 11/01/27)	8,000	8,055,160
5.00%, 11/01/28 (Call 05/01/25)	2,000	2,046,032
5.00%, 11/01/31 (Call 05/01/25)	1,755	1,794,531
5.00%, 11/01/32 (Call 05/01/25)	2,230	2,280,004
5.00%, 11/01/33 (PR 05/01/25)	11,680	11,942,645
5.00%, 11/01/34 (PR 05/01/25)	10,005	10,229,979
5.00%, 11/01/40 (Call 05/01/25)	72,330	73,416,925
Series B, 5.00%, 11/01/43 (Call 11/01/27)	4,780	4,994,542
Series B, 5.00%, 11/01/47 (Call 11/01/27)	24,350	25,287,477
County of DeKalb GA Water & Sewerage Revenue RB, Series B, 5.25%, 10/01/32 (Call 10/01/26) (AGM)	2,190	2,313,889
County of Fulton GA Water & Sewerage Revenue RB 4.00%, 01/01/34 (Call 04/01/24)	15,990	15,990,721
4.00%, 01/01/35 (Call 04/01/24)	6,885	6,885,148
Forsyth County Water & Sewerage Authority RB, 3.00%, 04/01/49 (Call 04/01/29)	4,000	3,169,136
Georgia Ports Authority RB 4.00%, 07/01/39 (Call 07/01/31)	1,000	1,033,802
4.00%, 07/01/40 (Call 07/01/31)	1,000	1,028,190
4.00%, 07/01/42 (Call 07/01/31)	1,000	1,015,744
4.00%, 07/01/43 (Call 07/01/31)	4,750	4,805,161
4.00%, 07/01/47 (Call 07/01/32)	3,125	3,110,807
4.00%, 07/01/51 (Call 07/01/31)	1,750	1,718,630
4.00%, 07/01/52 (Call 07/01/32)	11,110	10,869,337
5.00%, 07/01/26	535	561,663
5.00%, 07/01/27	905	972,524
5.00%, 07/01/29	1,500	1,683,782
5.00%, 07/01/31	1,015	1,182,379
5.00%, 07/01/33 (Call 07/01/32)	1,500	1,777,932
5.00%, 07/01/35 (Call 07/01/32)	1,000	1,175,311
5.00%, 07/01/38 (Call 07/01/32)	750	858,703
5.00%, 07/01/41 (Call 07/01/32)	2,250	2,523,546
5.00%, 07/01/42 (Call 07/01/32)	5,865	6,552,990
5.00%, 07/01/47 (Call 07/01/32)	2,500	2,742,192
5.25%, 07/01/52 (Call 07/01/32)	6,750	7,508,661
Georgia State Road & Tollway Authority RB 4.00%, 07/15/41 (Call 07/15/31)	5,000	5,142,500
5.00%, 06/01/26	1,325	1,386,807
5.00%, 06/01/27	2,200	2,357,576
5.00%, 06/01/29	2,910	3,248,881
5.00%, 06/01/31 (Call 06/01/30)	2,500	2,837,511
5.00%, 06/01/32 (Call 06/01/30)	6,105	6,925,613
Series A, 4.00%, 07/15/42 (Call 07/15/31)	18,100	18,468,208
Series A, 4.00%, 07/15/46 (Call 07/15/31)	7,170	7,201,648
Gwinnett County School District GO 4.00%, 02/01/37 (Call 02/01/31)	2,000	2,115,534
5.00%, 08/01/25	6,000	6,172,153
5.00%, 02/01/31 (Call 08/01/25)	5,580	5,729,040
5.00%, 02/01/34 (Call 08/01/25)	4,995	5,126,417
5.00%, 02/01/38 (Call 02/01/29)	17,010	18,624,106
5.00%, 02/01/39 (Call 02/01/29)	6,165	6,719,942
5.00%, 02/01/40 (Call 02/01/29)	11,710	12,716,162

42	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Series B, 5.00%, 08/01/26	$25,010	$26,375,033
Henry County School District GO 1.88%, 08/01/34 (Call 08/01/31)	18,330	14,940,525
1.88%, 08/01/35 (Call 08/01/31)	18,880	14,946,360
1.88%, 08/01/36 (Call 08/01/31)	19,305	14,836,182
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 3.00%, 07/01/47 (Call 07/01/30)	2,850	2,334,043
Series A, 4.00%, 07/01/24	1,010	1,012,702
Series B, 5.00%, 07/01/30 (Call 07/01/26)	7,865	8,262,050
Series B, 5.00%, 07/01/31 (Call 07/01/26)	5,000	5,242,296
Series B, 5.00%, 07/01/35 (Call 07/01/26)	7,750	8,109,505
Series B, 5.00%, 07/01/45 (Call 07/01/26)	1,745	1,794,002
Series C, 3.25%, 07/01/39 (Call 07/01/27)	2,500	2,304,853
Series E-1, 3.00%, 07/01/39 (Call 01/01/32)	2,500	2,238,971
Municipal Electric Authority of Georgia RB 4.00%, 01/01/44 (Call 07/01/28) (AGM)	2,000	1,973,804
4.00%, 01/01/49 (Call 07/01/28)	3,250	3,059,810
5.00%, 01/01/56 (Call 07/01/28)	3,000	3,038,772
5.00%, 01/01/63 (Call 07/01/28)	1,500	1,516,459
Series A, 4.00%, 01/01/49 (Call 01/01/29)	500	476,584
Series A, 5.00%, 01/01/28 (Call 07/01/26)	2,000	2,076,387
Series A, 5.00%, 01/01/34 (Call 01/01/32)	1,575	1,778,666
Series A, 5.00%, 01/01/44 (Call 01/01/29)	7,975	8,255,226
Series A, 5.00%, 01/01/49 (Call 07/01/28)	5,000	5,091,301
Series A, 5.00%, 07/01/60 (Call 07/01/25)	1,000	1,001,773
Series A, 5.00%, 01/01/62 (Call 01/01/30) (AGM)	3,335	3,425,445
Private Colleges & Universities Authority RB 5.00%, 09/01/29	1,505	1,694,337
5.00%, 09/01/30	5,000	5,734,014
5.00%, 09/01/48 (Call 09/01/29)	2,500	2,648,482
Series A, 5.00%, 10/01/43 (Call 03/21/24)	2,415	2,415,228
Series A, 5.00%, 10/01/46 (Call 10/01/26)	6,525	6,692,148
Series B, 4.00%, 10/01/38 (Call 10/01/26)	4,000	4,024,400
Series B, 4.00%, 09/01/39 (Call 09/01/30)	1,500	1,548,832
Series B, 5.00%, 09/01/25	10,710	11,034,967
State of Georgia GO 4.00%, 07/01/36 (Call 07/01/31)	30,000	32,182,053
4.00%, 07/01/40 (Call 07/01/32)	10,000	10,499,022
4.00%, 07/01/42 (Call 07/01/32)	10,000	10,378,865
5.00%, 07/01/25	2,890	2,967,015
5.00%, 07/01/26	7,905	8,309,913
5.00%, 07/01/27	5,000	5,386,295
5.00%, 07/01/29 (Call 07/01/28)	5,000	5,514,476
5.00%, 07/01/30	11,660	13,405,104
5.00%, 07/01/31	17,920	20,979,648
5.00%, 07/01/32	6,000	7,151,022
5.00%, 07/01/32 (Call 07/01/28)	22,925	25,220,985
5.00%, 01/01/33	8,545	10,261,958
5.00%, 02/01/33 (Call 02/01/27)	10,015	10,656,589
5.00%, 07/01/35 (Call 07/01/33)	9,560	11,501,430
5.00%, 07/01/36 (Call 07/01/33)	2,215	2,642,376
5.00%, 07/01/37 (Call 07/01/33)	17,340	20,475,953
5.00%, 07/01/38 (Call 07/01/33)	1,985	2,325,574
5.00%, 07/01/41 (Call 07/01/33)	11,210	12,926,711
Series A, 4.00%, 07/01/34 (Call 07/01/31)	2,010	2,182,906
Series A, 4.00%, 08/01/34 (Call 08/01/30)	1,720	1,850,700
Series A, 4.00%, 07/01/35 (Call 07/01/28)	10,300	10,761,376
Series A, 4.00%, 07/01/37 (Call 07/01/31)	11,810	12,553,830
Series A, 4.00%, 07/01/38 (Call 07/01/31)	7,500	7,920,101
Series A, 4.00%, 07/01/39 (Call 07/01/31)	3,455	3,635,759
Series A, 5.00%, 07/01/26	23,835	25,055,886

Security	Par (000)	Value

Georgia (continued)
Series A, 5.00%, 02/01/27 (Call 02/01/26)	$1,175	$1,225,746
Series A, 5.00%, 07/01/27	21,890	23,581,197
Series A, 5.00%, 08/01/27	1,975	2,131,740
Series A, 5.00%, 07/01/28	5,165	5,693,808
Series A, 5.00%, 08/01/28	2,000	2,208,900
Series A, 5.00%, 07/01/29	1,500	1,690,156
Series A, 5.00%, 08/01/29	10,000	11,287,480
Series A, 5.00%, 02/01/30 (Call 02/01/26)	1,030	1,075,871
Series A, 5.00%, 07/01/30 (Call 07/01/28)	6,775	7,458,544
Series A, 5.00%, 07/01/31	1,570	1,838,061
Series A, 5.00%, 07/01/31 (Call 07/01/29)	5,180	5,813,511
Series A, 5.00%, 08/01/31 (Call 08/01/30)	2,805	3,228,415
Series A, 5.00%, 07/01/32 (Call 07/01/31)	3,330	3,898,707
Series A, 5.00%, 08/01/32 (Call 08/01/30)	13,150	15,127,201
Series A, 5.00%, 07/01/33 (Call 07/01/31)	5,000	5,846,930
Series A-1, 5.00%, 02/01/26	10,685	11,116,781
Series A-2, 4.00%, 02/01/36 (Call 02/01/27)	8,800	9,020,819
Series A-2, 5.00%, 02/01/25 (Call 04/01/24)	2,000	2,002,618
Series A-2, 5.00%, 02/01/30 (Call 02/01/27)	11,420	12,192,050
Series A-2, 5.00%, 02/01/32 (Call 02/01/27)	12,600	13,410,248
Series C, 5.00%, 07/01/26	2,000	2,102,445
Series C, 5.00%, 07/01/29 (Call 07/01/27)	5,500	5,929,375
Series E, 5.00%, 12/01/24	1,370	1,389,252
Series E, 5.00%, 12/01/25	5,775	5,984,865
Series E, 5.00%, 12/01/26	16,530	17,557,599
Series E, 5.00%, 12/01/27 (Call 12/01/26)	1,325	1,409,104
Series F, 5.00%, 01/01/25	2,410	2,448,036
Series F, 5.00%, 01/01/28 (Call 01/01/27)	2,805	2,988,828

		1,005,343,963

Hawaii — 0.5%
City & County Honolulu Hawaii Wastewater System Revenue RB 5.00%, 07/01/39 (Call 07/01/29)	6,545	7,118,974
Series A, 4.00%, 07/01/38 (Call 01/01/28)	3,300	3,357,935
Series A, 4.00%, 07/01/44 (Call 07/01/29)	4,490	4,501,220
Series A, 4.00%, 07/01/49 (Call 07/01/29)	9,250	9,045,519
Series A, 4.13%, 07/01/47 (Call 07/01/32)	2,000	2,010,208
Series A, 5.00%, 07/01/40 (PR 07/01/25)	1,000	1,025,466
Series A, 5.00%, 07/01/45 (PR 07/01/25)	3,675	3,768,587
Series A, 5.00%, 07/01/47 (Call 01/01/28)	4,220	4,417,633
Series A, 5.00%, 07/01/47 (Call 07/01/32)	3,000	3,300,817
Series A, 5.00%, 07/01/51 (Call 07/01/32)	7,500	8,155,539
Series A, 5.25%, 07/01/51 (Call 07/01/32)	2,500	2,772,241
City & County of Honolulu Hawaii GO 5.00%, 07/01/28	3,055	3,355,932
5.00%, 11/01/28	2,930	3,241,888
Series A, 5.00%, 09/01/27	1,170	1,261,676
Series B, 5.00%, 03/01/25	1,010	1,029,275
Series B, 5.00%, 03/01/28	2,120	2,312,178
Series B, 5.00%, 03/01/30	1,500	1,703,896
Series B, 5.00%, 03/01/31 (Call 03/01/30)	2,550	2,874,442
Series C, 5.00%, 10/01/30	5,000	5,739,148
Honolulu City & County Board of Water Supply RB, 4.00%, 07/01/35 (PR 07/01/24)	4,000	4,009,272
State of Hawaii Airports System Revenue RB 4.00%, 07/01/39 (Call 07/01/30)	7,395	7,538,546
Series D, 4.00%, 07/01/35 (Call 07/01/30)	2,000	2,094,397
Series D, 4.00%, 07/01/38 (Call 07/01/30)	2,000	2,049,644
State of Hawaii GO 5.00%, 08/01/28 (PR 08/01/24)	2,865	2,884,633
5.00%, 01/01/37 (Call 01/01/29)	2,000	2,191,087

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series EO, 5.00%, 08/01/24	$6,010	$6,054,616
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	5,255	5,298,092
Series EO, 5.00%, 08/01/26 (Call 08/01/24)	2,280	2,296,379
Series EO, 5.00%, 08/01/26 (PR 08/01/24)	220	221,508
Series EO, 5.00%, 08/01/29 (Call 08/01/24)	720	725,025
Series EO, 5.00%, 08/01/29 (PR 08/01/24)	280	281,919
Series EO, 5.00%, 08/01/30 (Call 08/01/24)	1,895	1,908,304
Series EP, 5.00%, 08/01/24	10,735	10,814,692
Series EZ, 5.00%, 10/01/27 (PR 10/01/25)	2,000	2,062,008
Series FG, 4.00%, 10/01/34 (Call 10/01/26)	7,755	7,906,622
Series FG, 4.00%, 10/01/36 (Call 10/01/26)	6,665	6,770,148
Series FH, 5.00%, 10/01/26	3,975	4,193,349
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	4,725	4,965,450
Series FH, 5.00%, 10/01/28 (Call 10/01/26)	3,450	3,622,939
Series FK, 4.00%, 05/01/36 (Call 05/01/27)	2,000	2,034,216
Series FK, 5.00%, 05/01/26	1,400	1,462,496
Series FK, 5.00%, 05/01/34 (Call 05/01/27)	2,310	2,449,623
Series FN, 5.00%, 10/01/31 (Call 10/01/27)	1,000	1,071,413
Series FT, 5.00%, 01/01/26	3,410	3,540,800
Series FT, 5.00%, 01/01/28	1,000	1,085,732
Series FT, 5.00%, 01/01/30 (Call 01/01/28)	3,000	3,246,715
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	3,005	3,248,517
Series FT, 5.00%, 01/01/33 (Call 01/01/28)	2,000	2,159,841
Series FW, 5.00%, 01/01/33 (Call 01/01/29)	5,060	5,601,871
Series FW, 5.00%, 01/01/35 (Call 01/01/29)	10,000	11,051,084
State of Hawaii State Highway Fund RB, 5.00%, 01/01/41 (Call 01/01/31)	4,000	4,442,414

		190,275,926

Idaho — 0.0%
Idaho Housing & Finance Association RB 5.00%, 07/15/26	1,030	1,079,936
Series A, 4.00%, 07/15/38 (Call 07/15/31)	2,150	2,186,339

		3,266,275

Illinois — 4.2%
Chicago Board of Education Dedicated Capital Improvement Tax RB 5.75%, 04/01/34 (Call 04/01/27)	1,670	1,780,955
6.00%, 04/01/46 (Call 04/01/27)	1,830	1,918,102
Chicago Midway International Airport RB 5.00%, 01/01/34 (Call 01/01/33) (BAM)	1,900	2,237,154
5.00%, 01/01/35 (Call 01/01/33) (BAM)	7,000	8,223,479
Series B, 5.00%, 01/01/46 (Call 01/01/26)	2,255	2,281,111
Chicago O’Hare International Airport RB 4.00%, 01/01/40 (Call 01/01/30) (AGM)	5,000	5,054,522
4.00%, 01/01/42 (Call 01/01/32)	2,000	2,002,374
4.00%, 01/01/53 (Call 01/01/29) (AGM)	9,450	9,220,141
5.00%, 01/01/34 (Call 01/01/27)	3,000	3,147,617
5.00%, 01/01/35 (Call 01/01/27)	9,000	9,435,120
5.00%, 01/01/40 (Call 01/01/32)	15,045	16,741,971
5.25%, 01/01/33 (Call 01/01/27)	9,000	9,540,810
5.25%, 01/01/34 (Call 01/01/27)	5,000	5,299,007
Series A, 4.00%, 01/01/35 (Call 01/01/30)	4,000	4,146,078
Series A, 5.00%, 01/01/34 (Call 01/01/30)	8,045	8,983,556
Series A, 5.00%, 01/01/35 (Call 01/01/30)	10,000	11,148,938
Series B, 4.00%, 01/01/44 (Call 01/01/29)	7,000	6,917,682
Series B, 5.00%, 01/01/27 (Call 01/01/25)	2,500	2,533,420
Series B, 5.00%, 01/01/28 (Call 01/01/25)	10,000	10,134,460
Series B, 5.00%, 01/01/30 (Call 01/01/25)	6,120	6,206,026
Series B, 5.00%, 01/01/32 (Call 01/01/25)	15,075	15,285,521
Series B, 5.00%, 01/01/33 (Call 01/01/25)	9,085	9,211,236

Security	Par (000)	Value

Illinois (continued)
Series B, 5.00%, 01/01/34 (Call 01/01/25)	$1,175	$1,191,227
Series B, 5.00%, 01/01/36 (Call 01/01/27)	14,110	14,761,730
Series B, 5.00%, 01/01/37 (Call 01/01/27)	2,345	2,445,480
Series B, 5.00%, 01/01/38 (Call 01/01/27)	3,025	3,144,971
Series B, 5.00%, 01/01/39 (Call 01/01/27)	7,500	7,776,667
Series B, 5.00%, 01/01/41 (Call 01/01/26)	4,075	4,154,004
Series B, 5.00%, 01/01/48 (Call 01/01/29)	32,500	34,210,715
Series B, 5.00%, 01/01/53 (Call 01/01/29)	9,885	10,342,969
Series C, 5.00%, 01/01/31 (Call 01/01/26)	460	474,582
Series C, 5.00%, 01/01/34 (Call 01/01/26)	1,300	1,340,548
Series D, 5.00%, 01/01/46 (Call 01/01/25)	1,000	1,006,849
Series D, 5.00%, 01/01/47 (Call 01/01/27)	8,380	8,578,801
Series D, 5.00%, 01/01/52 (Call 01/01/27)	23,915	24,405,375
Series D, 5.25%, 01/01/42 (Call 01/01/27)	9,000	9,345,577
Series E, 5.00%, 01/01/27	2,000	2,118,193
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/28	780	836,459
Chicago Transit Authority Sales Tax Receipts Fund RB 5.00%, 12/01/44 (Call 12/01/24) (AGM)	1,000	1,001,287
5.25%, 12/01/49 (Call 12/01/24)	2,500	2,509,722
City of Chicago IL GO 5.50%, 01/01/39 (Call 01/01/32)	2,850	3,115,683
Series A, 4.00%, 01/01/35 (Call 01/01/31)	6,500	6,620,249
Series A, 5.00%, 01/01/29	3,000	3,215,616
Series A, 5.00%, 01/01/33 (Call 01/01/31)	10,000	10,905,130
Series A, 5.00%, 01/01/44 (Call 01/01/29)	2,500	2,561,174
Series A, 5.50%, 01/01/49 (Call 01/01/29)	5,000	5,183,699
City of Chicago IL Wastewater Transmission Revenue RB, 5.00%, 01/01/39 (Call 04/01/24)	2,000	2,003,414
Cook County Community College District No. 508 GO, 5.25%, 12/01/43 (Call 04/23/24)	1,075	1,077,641
County of Will IL GO 5.00%, 11/15/41 (PR 11/15/25)	13,050	13,477,855
5.00%, 11/15/45 (PR 11/15/25)	18,000	18,590,144
Illinois Finance Authority RB 4.00%, 01/01/25	3,310	3,331,729
4.00%, 01/01/32 (Call 01/01/31)	7,800	8,358,291
4.00%, 07/01/37 (Call 01/01/31)	8,345	8,788,909
4.00%, 07/01/38 (Call 01/01/31)	8,050	8,344,322
5.00%, 07/01/32 (Call 01/01/27)	1,585	1,667,426
5.00%, 07/01/34 (Call 07/01/29)	2,575	2,863,117
5.00%, 07/01/34 (Call 01/01/31)	1,760	2,011,010
5.00%, 07/01/35 (Call 01/01/31)	4,950	5,639,711
5.00%, 07/01/36 (Call 01/01/27)	6,030	6,319,658
5.00%, 10/01/48 (Call 10/01/27)	2,000	2,058,253
5.25%, 07/01/35 (Call 07/01/29)	3,000	3,364,303
Series A, 4.00%, 10/01/38 (Call 10/01/24)	10,000	9,968,778
Series A, 5.00%, 10/01/32	4,000	4,712,897
Series A, 5.00%, 10/01/38 (Call 10/01/24)	2,000	2,008,670
Series A, 5.00%, 10/01/40 (Call 10/01/25)	2,000	2,023,748
Illinois State Toll Highway Authority RB 5.00%, 01/01/26	1,245	1,291,403
5.00%, 01/01/27	6,320	6,698,792
5.00%, 01/01/28	6,000	6,503,009
5.00%, 01/01/29	11,065	12,239,266
5.00%, 01/01/30	3,000	3,384,382
5.00%, 01/01/31 (Call 01/01/29)	1,505	1,655,384
5.00%, 01/01/31 (Call 01/01/30)	2,000	2,254,112
5.00%, 01/01/34 (Call 04/02/24)	10,000	10,011,677
5.00%, 01/01/35 (Call 04/02/24)	11,700	11,713,662

44	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
5.00%, 01/01/36 (Call 04/02/24)	$52,000	$52,060,720
5.00%, 01/01/36 (Call 07/01/34)	15,000	17,995,510
5.00%, 01/01/37 (Call 01/01/25)	35,000	35,411,638
5.00%, 01/01/37 (Call 07/01/34)	8,160	9,675,438
5.00%, 01/01/38 (Call 07/01/34)	4,000	4,689,657
5.00%, 01/01/39 (Call 04/02/24)	67,750	67,829,112
5.00%, 01/01/39 (Call 07/01/34)	4,000	4,646,698
5.00%, 01/01/41 (Call 07/01/33)	4,250	4,797,969
5.25%, 01/01/43 (Call 07/01/33)	1,235	1,395,546
Series A, 4.00%, 12/01/31 (Call 01/01/26)	5,035	5,114,896
Series A, 4.00%, 01/01/42 (Call 01/01/32)	11,825	11,848,894
Series A, 4.00%, 01/01/44 (Call 07/01/29)	15,500	15,414,967
Series A, 4.00%, 01/01/46 (Call 01/01/32)	10,000	9,838,776
Series A, 5.00%, 01/01/25	7,900	8,020,794
Series A, 5.00%, 01/01/27	4,000	4,239,742
Series A, 5.00%, 01/01/30 (Call 01/01/29)	3,000	3,311,434
Series A, 5.00%, 12/01/31 (Call 01/01/26)	2,080	2,154,505
Series A, 5.00%, 12/01/32 (Call 01/01/26)	3,000	3,105,099
Series A, 5.00%, 01/01/38 (Call 04/02/24)	1,000	1,001,207
Series A, 5.00%, 01/01/40 (Call 07/01/25)	2,000	2,024,591
Series A, 5.00%, 01/01/41 (Call 01/01/32)	9,765	10,905,838
Series A, 5.00%, 01/01/42 (Call 01/01/28)	28,500	29,995,153
Series A, 5.00%, 01/01/44 (Call 07/01/29)	8,400	8,952,189
Series A, 5.00%, 01/01/45 (Call 01/01/31)	9,215	9,940,319
Series B, 5.00%, 01/01/25	5,070	5,147,522
Series B, 5.00%, 01/01/26	2,635	2,733,211
Series B, 5.00%, 01/01/27	2,130	2,257,662
Series B, 5.00%, 01/01/29	2,000	2,212,249
Series B, 5.00%, 01/01/31 (Call 01/01/30)	1,505	1,693,623
Series B, 5.00%, 01/01/36 (Call 01/01/26)	1,000	1,032,130
Series B, 5.00%, 01/01/37 (Call 01/01/26)	11,500	11,846,117
Series B, 5.00%, 01/01/40 (Call 01/01/26)	9,645	9,856,407
Series B, 5.00%, 01/01/41 (Call 07/01/26)	7,435	7,622,184
Series C, 5.00%, 01/01/36 (Call 01/01/25)	2,000	2,026,513
Metropolitan Pier & Exposition Authority RB
Series A, 5.50%, 06/15/29 (ETM) (NPFGC)	95	96,620
Series B, 0.00%, 06/15/26 (AGM)(a)	2,000	1,850,418
Series B, 0.00%, 06/15/27 (AGM)(a)	1,000	895,768
Metropolitan Water Reclamation District of Greater Chicago GO
Series A, 5.00%, 12/01/28 (Call 12/01/26)	3,180	3,344,566
Series A, 5.00%, 12/01/44 (PR 12/01/24)	25,165	25,492,663
Series B, 5.00%, 12/01/33 (Call 12/01/31)	5,000	5,809,542
Series B, 5.25%, 12/01/34	2,500	3,085,099
Metropolitan Water Reclamation District of Greater Chicago GOL, Series C, 5.25%, 12/01/32	1,340	1,613,369
Sales Tax Securitization Corp. RB
Series A, 4.00%, 01/01/40 (Call 01/01/30) (BAM)	1,000	1,006,741
Series A, 5.00%, 01/01/25	770	779,821
Series A, 5.00%, 01/01/30	7,500	8,409,272
Series A, 5.00%, 01/01/32	5,000	5,758,533
Series A, 5.00%, 01/01/37 (Call 01/01/30) (BAM)	1,000	1,083,601
State of Illinois GO 5.00%, 04/01/24	3,545	3,548,488
5.00%, 02/01/25	5,000	5,068,206
5.00%, 02/01/26	5,000	5,150,932
5.00%, 02/01/26 (Call 04/01/24)	2,400	2,402,610
5.00%, 02/01/27	12,000	12,578,874
5.00%, 02/01/28 (Call 02/01/27)	4,500	4,725,601
5.00%, 05/01/28 (Call 05/01/24)	4,080	4,089,556
5.00%, 05/01/29	5,000	5,453,494

Security	Par (000)	Value

Illinois (continued)
5.00%, 05/01/29 (Call 05/01/24)	$1,900	$1,903,992
5.00%, 10/01/29	5,000	5,489,936
5.00%, 05/01/31 (Call 05/01/24)	1,500	1,503,115
5.00%, 10/01/32	10,000	11,414,143
5.00%, 12/01/32	10,000	11,436,452
5.00%, 05/01/33 (Call 05/01/28)	9,480	10,119,313
5.00%, 07/01/33 (Call 07/01/32)	9,465	10,752,935
5.00%, 05/01/34 (Call 05/01/32)	15,000	16,941,628
5.00%, 05/01/36 (Call 05/01/24)	1,000	1,001,239
5.00%, 05/01/36 (Call 05/01/32)	2,900	3,240,778
5.00%, 05/01/37 (Call 05/01/32)	3,500	3,885,528
5.00%, 02/01/39 (Call 04/01/24)	7,285	7,287,688
5.00%, 05/01/39 (Call 05/01/24)	2,500	2,501,925
5.00%, 12/01/39 (Call 12/01/33)	15,000	16,614,276
5.00%, 12/01/40 (Call 12/01/33)	35,000	38,446,866
5.00%, 05/01/42 (Call 05/01/28)	4,345	4,491,211
5.25%, 02/01/32 (Call 04/01/24)	7,650	7,658,775
5.25%, 02/01/34 (Call 04/01/24)	3,000	3,002,903
5.25%, 10/01/37 (Call 10/01/32)	5,000	5,657,708
5.25%, 05/01/38 (Call 05/01/32)	2,000	2,242,996
5.25%, 05/01/39 (Call 05/01/32)	2,500	2,786,524
5.25%, 05/01/40 (Call 05/01/32)	3,190	3,535,384
5.25%, 05/01/42 (Call 05/01/32)	4,000	4,388,700
5.25%, 10/01/46 (Call 10/01/32)	5,000	5,414,949
5.25%, 10/01/47 (Call 10/01/32)	3,000	3,241,020
5.50%, 05/01/24	2,500	2,507,220
5.50%, 05/01/30	2,000	2,229,873
5.50%, 05/01/39 (Call 05/01/30)	7,075	7,817,546
5.50%, 05/01/47 (Call 05/01/32)	10,550	11,564,786
5.75%, 05/01/45 (Call 05/01/30)	3,125	3,429,871
Series A, 4.00%, 12/01/33 (Call 12/01/27)	2,500	2,522,289
Series A, 4.00%, 03/01/38 (Call 03/01/31)	2,000	1,998,444
Series A, 4.00%, 03/01/41 (Call 03/01/31)	4,750	4,641,768
Series A, 5.00%, 03/01/25	2,170	2,202,991
Series A, 5.00%, 10/01/26	4,750	4,951,234
Series A, 5.00%, 11/01/26	5,000	5,219,691
Series A, 5.00%, 03/01/27	2,640	2,771,702
Series A, 5.00%, 12/01/27	9,600	10,216,116
Series A, 5.00%, 03/01/28	1,425	1,523,548
Series A, 5.00%, 03/01/31	1,500	1,681,386
Series A, 5.00%, 12/01/31 (Call 12/01/27)	2,000	2,127,238
Series A, 5.00%, 12/01/32 (Call 12/01/27)	3,830	4,069,112
Series A, 5.00%, 03/01/33 (Call 03/01/31)	8,275	9,243,521
Series A, 5.00%, 10/01/33 (Call 10/01/28)	1,240	1,329,744
Series A, 5.00%, 12/01/34 (Call 12/01/27)	2,650	2,796,221
Series A, 5.00%, 03/01/35 (Call 03/01/31)	1,500	1,663,758
Series A, 5.00%, 03/01/36 (Call 03/01/31)	3,000	3,311,017
Series A, 5.00%, 12/01/38 (Call 12/01/27)	3,740	3,892,677
Series A, 5.00%, 12/01/39 (Call 12/01/27)	2,000	2,069,836
Series A, 5.00%, 03/01/46 (Call 03/01/31)	24,235	25,559,671
Series A, 5.25%, 03/01/37 (Call 03/01/32)	1,665	1,878,745
Series A, 5.50%, 03/01/42 (Call 03/01/32)	3,000	3,346,583
Series A, 5.50%, 03/01/47 (Call 03/01/32)	2,000	2,190,158
Series B, 4.00%, 12/01/39 (Call 12/01/31)	2,000	1,971,287
Series B, 5.00%, 03/01/24	3,000	3,000,000
Series B, 5.00%, 03/01/26	6,190	6,385,796
Series B, 5.00%, 03/01/28	3,450	3,688,589
Series B, 5.00%, 10/01/28	2,000	2,159,934
Series B, 5.00%, 10/01/29 (Call 10/01/28)	4,100	4,434,603
Series B, 5.00%, 03/01/30	4,000	4,421,045
Series B, 5.00%, 10/01/30 (Call 10/01/28)	3,000	3,246,044

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series B, 5.00%, 11/01/30 (Call 11/01/29)	$2,000	$2,199,604
Series B, 5.00%, 03/01/31	3,000	3,362,772
Series B, 5.00%, 10/01/32 (Call 10/01/28)	2,000	2,156,602
Series B, 5.00%, 11/01/32 (Call 11/01/29)	5,750	6,296,735
Series B, 5.00%, 03/01/33 (Call 03/01/32)	7,650	8,658,301
Series B, 5.00%, 12/01/33 (Call 12/01/31)	6,000	6,752,149
Series B, 5.00%, 03/01/34 (Call 03/01/32)	5,000	5,640,064
Series C, 4.00%, 10/01/38 (Call 10/01/30)	2,500	2,483,118
Series C, 4.00%, 10/01/40 (Call 10/01/30)	5,000	4,908,129
Series C, 4.00%, 11/01/40 (Call 11/01/29)	18,000	17,653,086
Series C, 5.00%, 11/01/29 (Call 11/01/27)	19,505	20,747,736
Series D, 5.00%, 11/01/24	37,890	38,259,590
Series D, 5.00%, 11/01/25	28,485	29,227,068
Series D, 5.00%, 11/01/26	16,070	16,779,007
Series D, 5.00%, 11/01/27	30,280	32,200,134
Series D, 5.00%, 11/01/28 (Call 11/01/27)	10,405	11,066,276
State of Illinois Sales Tax Revenue RB 5.00%, 06/15/26 (Call 04/01/24)	1,500	1,502,185
5.00%, 06/15/29	23,900	26,399,369
5.00%, 06/15/35 (Call 06/15/34)	5,000	5,869,479

		1,533,285,066

Indiana — 0.5%
City of Indianapolis Department of Public Utilities Water System Revenue RB
Series A, 5.00%, 10/01/33 (Call 10/01/28)	4,185	4,567,738
Series A, 5.00%, 10/01/35 (Call 10/01/28)	1,000	1,084,104
Series B, 5.00%, 10/01/37 (Call 10/01/26)	14,010	14,448,584
Indiana Finance Authority RB 3.00%, 10/01/41 (Call 10/01/31)	5,000	4,310,897
4.00%, 02/01/39 (Call 02/01/31)	7,000	7,164,505
4.00%, 02/01/40 (Call 02/01/31)	3,000	3,045,378
5.00%, 02/01/31	10,000	11,538,511
5.00%, 08/01/36 (PR 08/01/26)	8,935	9,388,476
5.00%, 02/01/37 (Call 02/01/29)	1,000	1,092,750
Series 1, 5.00%, 10/01/29	1,000	1,118,846
Series 1, 5.00%, 10/01/34 (Call 10/01/31)	2,605	3,018,670
Series A, 4.00%, 10/01/42 (Call 04/01/24)	2,500	2,500,136
Series A, 4.25%, 10/01/44 (Call 10/01/24)	3,205	3,208,605
Series A, 5.00%, 02/01/38 (Call 02/01/29)	3,310	3,600,266
Series A, 5.00%, 02/01/39 (Call 02/01/29)	7,755	8,404,032
Series A, 5.00%, 10/01/40 (Call 10/01/24)	10,000	10,081,942
Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,051,726
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,009,905
Series A, 5.00%, 10/01/46 (Call 10/01/26)	7,370	7,515,350
Series A, 5.25%, 02/01/35 (Call 08/01/25)	1,000	1,025,999
Series B, 5.00%, 02/01/25	4,915	5,001,735
Series B, 5.00%, 02/01/34 (Call 02/01/31)	3,000	3,459,769
Series B, 5.00%, 02/01/41 (Call 02/01/31)	2,555	2,829,500
Series C, 5.00%, 12/01/24	5,070	5,139,752
Series C, 5.00%, 12/01/25	7,890	8,171,270
Series C, 5.00%, 06/01/27 (Call 12/01/26)	7,435	7,837,828
Series C, 5.00%, 02/01/29 (Call 02/01/28)	1,800	1,952,042
Series C, 5.00%, 06/01/29	3,120	3,494,703
Series E, 5.00%, 02/01/27 (Call 08/01/26)	3,375	3,544,744
Indiana Municipal Power Agency RB
Series A, 5.00%, 01/01/42 (Call 07/01/26)	18,345	18,749,714
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,000	3,172,628

Security	Par (000)	Value

Indiana (continued)
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.00%, 02/01/49 (Call 02/01/29)	$6,000	$6,293,167
Series A, 5.00%, 02/01/54 (Call 02/01/29)	9,950	10,383,079

		180,206,351

Iowa — 0.2%
City of West Des Moines IA GO, 2.00%, 06/01/36 (Call 06/01/29)	1,170	954,361
Iowa Finance Authority RB 5.00%, 08/01/28 (Call 08/01/27)	4,200	4,535,415
5.00%, 08/01/30 (Call 08/01/27)	2,000	2,155,754
5.00%, 08/01/31 (Call 08/01/27)	3,420	3,677,302
5.00%, 08/01/35 (Call 08/01/33)	5,500	6,591,625
5.00%, 08/01/39 (Call 08/01/32)	5,000	5,722,648
5.00%, 08/01/40 (Call 08/01/33)	1,690	1,940,024
5.00%, 08/01/41 (Call 08/01/33)	3,800	4,346,444
5.00%, 08/01/42 (Call 08/01/27)	7,265	7,570,680
5.00%, 08/01/42 (Call 08/01/33)	4,000	4,548,962
5.00%, 08/01/47 (Call 08/01/32)	2,500	2,768,272
5.00%, 08/01/52 (Call 08/01/32)	9,715	10,553,882
Series A, 5.00%, 08/01/38 (Call 08/01/30)	2,665	2,972,827
Series A, 5.00%, 08/01/49 (Call 08/01/30)	1,525	1,644,321
State of Iowa RB, Series A, 5.00%, 06/01/27 (Call 06/01/26)	1,000	1,043,804

		61,026,321

Kansas — 0.1%
Johnson County Unified School District No. 512 Shawnee Mission GO, 5.00%, 10/01/33 (PR 10/01/25)	5,000	5,158,921
Kansas Development Finance Authority RB, 5.00%, 05/01/31 (Call 05/01/29)	5,465	6,088,565
Seward County Unified School District No. 480 Liberal GO
Series B, 4.00%, 09/01/32 (PR 09/01/25)	3,895	3,949,318
Series B, 4.00%, 09/01/33 (PR 09/01/25)	4,080	4,136,898
State of Kansas Department of Transportation RB 5.00%, 09/01/26 (Call 09/01/25)	5,040	5,181,759
5.00%, 09/01/27 (Call 09/01/25)	3,010	3,095,994
5.00%, 09/01/29 (Call 09/01/25)	1,000	1,027,832
5.00%, 09/01/30 (Call 09/01/25)	3,270	3,360,528
5.00%, 09/01/33 (Call 09/01/25)	3,000	3,078,635
5.00%, 09/01/35 (Call 09/01/25)	2,000	2,045,378
5.00%, 09/01/35 (Call 09/01/27)	3,380	3,589,884
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,040	2,058,529
Series A, 5.00%, 09/01/29 (Call 09/01/24)	1,000	1,008,545
Series A, 5.00%, 09/01/30 (Call 09/01/24)	1,100	1,108,863
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 4.25%, 09/01/39 (Call 09/01/24)	9,285	9,306,183

		54,195,832

Kentucky — 0.0%
Kentucky Asset Liability Commission RB, Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,010	1,016,809
Kentucky State Property & Building Commission RB, 5.00%, 05/01/27	4,765	5,080,470

		6,097,279

Louisiana — 0.4%
City of New Orleans LA Sewerage Service Revenue RB, 5.00%, 06/01/44 (PR 06/01/24)	1,000	1,003,903

46	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
City of New Orleans LA Water System Revenue RB, 5.00%, 12/01/44 (PR 12/01/24)	$1,000	$1,012,652
East Baton Rouge Sewerage Commission RB
Series A, 4.00%, 02/01/45 (Call 02/01/29)	3,000	2,982,773
Series B, 5.00%, 02/01/39 (PR 02/01/25)	2,000	2,035,114
New Orleans Aviation Board RB, Series A, 5.00%, 01/01/48 (Call 01/01/27)	8,355	8,536,486
State of Louisiana Gasoline & Fuels Tax Revenue RB 4.00%, 05/01/41 (PR 05/01/25)	10,000	10,094,858
Series A, 4.50%, 05/01/39 (PR 05/01/25)	1,000	1,015,125
Series A, 5.00%, 05/01/41 (PR 05/01/25)	8,500	8,676,496
Series B, 4.00%, 05/01/39 (Call 05/01/32)	5,830	6,029,894
Series B, 5.00%, 05/01/36 (PR 05/01/24)	1,000	1,002,669
Series C, 5.00%, 05/01/40 (Call 11/01/27)	2,000	2,099,254
State of Louisiana GO 5.00%, 03/01/35 (Call 03/01/29)	8,000	8,821,930
5.00%, 04/01/35 (Call 04/01/33)	4,165	5,010,017
Series A, 4.00%, 04/01/39 (Call 04/01/32)	7,500	7,776,214
Series A, 4.00%, 04/01/40 (Call 04/01/32)	10,000	10,252,122
Series A, 4.00%, 04/01/41 (Call 04/01/32)	4,445	4,530,223
Series A, 4.00%, 04/01/42 (Call 04/01/32)	15,065	15,273,801
Series A, 5.00%, 03/01/31 (Call 03/01/29)	10,870	12,080,222
Series A, 5.00%, 03/01/32 (Call 03/01/31)	7,875	9,083,458
Series A, 5.00%, 03/01/40 (Call 03/01/31)	5,000	5,563,388
Series B, 5.00%, 08/01/25	8,595	8,840,407
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,265	3,430,438
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,850	2,995,770
Series C, 5.00%, 08/01/25 (Call 08/01/24)	2,025	2,039,952
Series C, 5.00%, 08/01/26 (Call 08/01/24)	5,000	5,036,326
Series D, 5.00%, 09/01/24	3,075	3,102,925
State of Louisiana RB, 5.00%, 09/01/34 (Call 09/01/33)	5,000	5,805,756

		154,132,173

Maine — 0.0%
Maine Turnpike Authority RB 4.00%, 07/01/45 (Call 07/01/30)	1,000	991,900
4.00%, 07/01/50 (Call 07/01/30)	2,425	2,312,988
5.00%, 07/01/47 (Call 07/01/28)	1,000	1,050,043

		4,354,931

Maryland — 2.7%
City of Baltimore MD RB
Series A, 4.00%, 07/01/44 (Call 07/01/29)	6,500	6,500,700
Series A, 4.00%, 07/01/49 (Call 07/01/29)	2,000	1,968,978
Series A, 5.00%, 07/01/46 (Call 01/01/27)	3,000	3,074,401
County of Anne Arundel Maryland GOL 3.00%, 10/01/39 (Call 10/01/30)	8,520	7,621,839
3.00%, 10/01/40 (Call 10/01/30)	8,520	7,487,009
County of Anne Arundel MD GOL 4.00%, 10/01/51 (Call 04/01/32)	15,460	15,257,227
5.00%, 10/01/25	2,225	2,299,895
5.00%, 10/01/26	5,275	5,579,592
5.00%, 04/01/28	6,575	7,207,858
5.00%, 10/01/28	4,690	5,199,211
5.00%, 10/01/47 (Call 10/01/27)	2,000	2,095,144
County of Baltimore MD GO 4.00%, 03/01/37 (Call 03/01/29)	4,575	4,737,049
5.00%, 03/01/25	5,435	5,540,862
County of Frederick MD GO, 3.40%, 08/01/37 (Call 08/01/28)	7,000	6,856,650

Security	Par (000)	Value

Maryland (continued)
County of Howard MD GO, 5.00%, 02/15/27	$1,125	$1,201,284
County of Montgomery MD GO 4.00%, 12/01/30 (Call 12/01/24)	10,000	10,017,298
4.00%, 08/01/41 (Call 08/01/31)	14,000	14,291,337
4.00%, 08/01/42 (Call 08/01/31)	14,000	14,240,943
4.00%, 08/01/43 (Call 08/01/31)	14,000	14,182,454
5.00%, 11/01/26	5,780	6,126,446
5.00%, 11/01/28	2,500	2,776,563
5.00%, 08/01/31	8,440	9,876,884
Series A, 4.00%, 08/01/32 (Call 08/01/31)	2,445	2,679,442
Series A, 4.00%, 12/01/33 (Call 12/01/24)	5,125	5,132,822
Series A, 5.00%, 11/01/24	3,125	3,163,812
Series A, 5.00%, 11/01/26	5,555	5,887,960
Series A, 5.00%, 11/01/28 (PR 11/01/24)	525	531,486
Series B, 4.00%, 11/01/28	5,545	5,900,774
Series B, 5.00%, 11/01/24	2,535	2,566,484
Series B, 5.00%, 11/01/25 (Call 11/01/24)	3,945	3,990,689
Series C, 5.00%, 10/01/25	6,870	7,093,726
Series C, 5.00%, 10/01/26	5,250	5,553,148
Series C, 5.00%, 10/01/27	1,500	1,625,356
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	1,200	1,267,916
County of Prince George’s MD GOL 5.00%, 07/01/26	3,490	3,668,766
5.00%, 09/15/29	1,000	1,131,095
5.00%, 08/01/30	10,115	11,640,599
5.00%, 08/01/31	12,455	14,575,425
5.00%, 07/01/32	15,785	18,747,739
5.00%, 08/01/32	10,000	11,893,384
5.00%, 08/01/34 (Call 08/01/33)	9,385	11,305,758
5.00%, 08/01/35 (Call 08/01/33)	8,055	9,661,172
Series A, 5.00%, 07/15/25	10,005	10,281,862
Series A, 5.00%, 07/15/27	1,530	1,649,711
Series A, 5.00%, 07/01/28	15,580	17,175,126
Series A, 5.00%, 07/15/28	7,250	7,999,283
Series A, 5.00%, 07/01/29	12,150	13,683,799
Series A, 5.00%, 07/15/29 (Call 07/15/28)	2,000	2,205,024
Series A, 5.00%, 07/15/31 (Call 07/15/28)	11,000	12,091,515
Series A, 5.00%, 07/01/33 (Call 07/01/32)	9,200	10,919,846
Maryland Stadium Authority RB, 5.00%, 05/01/46
(PR 05/01/26) (ST INTERCEPT)	38,750	40,521,274
Maryland State Transportation Authority RB 4.00%, 07/01/50 (Call 07/01/30)	16,000	15,776,538
5.00%, 07/01/26	8,535	8,958,391
5.00%, 07/01/34	3,065	3,730,981
5.00%, 07/01/36 (Call 07/01/34)	4,200	5,027,115
5.00%, 07/01/38 (Call 07/01/34)	1,200	1,409,597
5.00%, 07/01/40 (Call 07/01/34)	4,000	4,640,417
State of Maryland Department of Transportation RB 3.00%, 10/01/34 (Call 10/01/27)	4,180	4,020,823
4.00%, 11/01/25 (Call 11/01/24)	3,025	3,043,462
5.00%, 09/01/24	1,275	1,286,703
5.00%, 11/01/24	4,505	4,561,247
5.00%, 09/01/26	10,960	11,560,928
5.00%, 12/01/26	3,570	3,789,011
5.00%, 09/01/27	7,030	7,595,483
5.00%, 10/01/27	1,175	1,271,940
5.00%, 10/01/27 (Call 10/01/26)	5,030	5,321,058
5.00%, 09/01/28 (Call 09/01/27)	3,060	3,303,712
5.00%, 10/01/28 (Call 10/01/27)	7,000	7,571,147
5.00%, 12/01/28	1,125	1,247,519

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
5.00%, 10/01/29 (Call 10/01/26)	$1,810	$1,914,250
5.00%, 09/01/30 (Call 09/01/27)	1,045	1,124,818
5.00%, 10/01/34 (Call 10/01/30)	2,090	2,393,194
Series A, 5.00%, 10/01/27	3,015	3,263,744
Series A, 5.00%, 10/01/29	10,000	11,293,422
State of Maryland GO
4.00%, 06/01/29 (Call 06/01/24)	6,130	6,132,838
4.00%, 08/01/29	4,500	4,833,799
4.00%, 03/15/30 (Call 03/15/27)	5,000	5,174,576
5.00%, 08/01/27	9,060	9,779,022
5.00%, 03/01/28	8,800	9,629,199
5.00%, 03/15/30	12,160	13,895,634
5.00%, 06/01/30	32,820	37,652,607
5.00%, 03/15/33	26,735	32,119,127
5.00%, 06/01/33 (Call 06/01/32)	6,065	7,188,983
5.00%, 06/01/35 (Call 06/01/32)	15,040	17,722,731
5.00%, 08/01/35 (Call 08/01/30)	6,505	7,417,992
5.00%, 06/01/36 (Call 06/01/32)	8,965	10,493,640
5.00%, 06/01/37 (Call 06/01/32)	1,880	2,181,759
5.00%, 03/15/38 (Call 03/15/33)	40,505	47,243,412
First Series, 4.00%, 06/01/25 (Call 06/01/24)	4,255	4,260,358
First Series, 4.00%, 03/15/33 (Call 03/15/29)	1,200	1,266,241
First Series, 5.00%, 03/15/27	4,295	4,595,489
First Series, 5.00%, 03/15/28	4,775	5,229,467
First Series, 5.00%, 03/15/29	5,000	5,596,740
First Series, 5.00%, 03/15/31 (Call 03/15/29)	3,270	3,653,013
First Series, 5.00%, 03/15/32 (Call 03/15/29)	5,005	5,588,749
Second Series, 4.00%, 08/01/32 (Call 08/01/28)	4,000	4,185,831
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	2,905	3,205,822
Second Series, 5.00%, 08/01/31 (Call 08/01/28)	1,500	1,649,602
Second Series A, 4.00%, 08/01/35 (Call 08/01/31)	5,000	5,399,800
Second Series A, 5.00%, 08/01/28	7,660	8,460,089
Second Series A, 5.00%, 08/01/29	12,000	13,538,490
Second Series A, 5.00%, 08/01/31 (Call 08/01/29)	5,570	6,266,980
Series A, 3.13%, 03/15/33 (Call 03/15/28)	4,800	4,710,784
Series A, 4.00%, 08/01/27 (Call 03/21/24)	2,000	2,000,111
Series A, 4.00%, 08/01/29 (Call 03/21/24)	2,000	2,000,158
Series A, 4.00%, 08/01/36 (Call 08/01/31)	13,000	13,901,013
Series A, 5.00%, 03/15/25	6,790	6,927,206
Series A, 5.00%, 03/15/26	6,085	6,349,342
Series A, 5.00%, 03/01/27	10,040	10,732,810
Series A, 5.00%, 03/15/27	1,355	1,449,799
Series A, 5.00%, 03/15/28	1,195	1,308,736
Series A, 5.00%, 08/01/28	7,560	8,349,644
Series A, 5.00%, 08/01/28 (Call 08/01/27)	5,000	5,398,484
Series A, 5.00%, 03/15/29 (Call 03/15/27)	7,880	8,436,502
Series A, 5.00%, 03/15/29 (Call 03/15/28)	2,025	2,216,900
Series A, 5.00%, 03/15/30	1,185	1,354,139
Series A, 5.00%, 08/01/30 (Call 08/01/29)	5,240	5,914,931
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,000	3,275,362
Series A, 5.00%, 08/01/31	3,100	3,627,765
Series A, 5.00%, 08/01/34 (Call 08/01/30)	10,000	11,439,572
Series A, 5.00%, 08/01/34 (Call 08/01/31)	7,000	8,155,867
Series B, 4.00%, 08/01/25	3,970	4,028,982
Series B, 5.00%, 08/01/25	1,495	1,537,686
Series B, 5.00%, 08/01/26	4,905	5,166,838
Series C, 3.00%, 08/01/26	6,500	6,520,210
Series C, 4.00%, 03/01/28	5,000	5,276,483
Series C, 4.00%, 03/01/29	4,210	4,503,846

Security	Par (000)	Value

Maryland (continued)
Series C, 5.00%, 03/01/25	$4,630	$4,719,727
Washington Suburban Sanitary Commission RB 4.00%, 06/01/49 (Call 06/01/33) (GTD)	3,300	3,269,408
5.00%, 06/01/30 (GTD)	8,160	9,361,526
VRDN,3.73%, 06/01/24 (Put 02/29/24) (GTD)(b)	30,000	30,000,000

		979,085,938

Massachusetts — 4.5%
City of Boston MA GO 5.00%, 11/01/41 (Call 11/01/32)	14,085	16,084,453
Series A, 5.00%, 11/01/28	10,000	11,218,592
Series A, 5.00%, 11/01/32	5,000	6,092,770
Series A, 5.00%, 11/01/35 (Call 11/01/32)	4,565	5,480,375
Series A, 5.00%, 11/01/38 (Call 11/01/32)	8,920	10,348,454
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A, 5.00%, 06/15/25 (Call 06/15/24)	6,335	6,367,336
Series A, 5.00%, 06/15/27 (Call 06/15/24)	2,025	2,035,603
Commonwealth of Massachusetts GO 5.00%, 10/01/31	10,000	11,721,029
5.00%, 10/01/52 (Call 10/01/32)	29,280	31,673,690
Commonwealth of Massachusetts GOL 4.00%, 05/01/35 (Call 04/19/24)	2,000	2,001,057
4.00%, 05/01/38 (Call 04/19/24)	1,500	1,500,793
4.00%, 05/01/39 (Call 04/19/24)	2,000	2,001,057
4.00%, 02/01/40 (Call 02/01/32)	5,000	5,199,758
4.00%, 05/01/40 (Call 04/19/24)	1,460	1,460,772
4.00%, 05/01/40 (Call 05/01/28)	5,000	5,065,061
4.00%, 09/01/42 (Call 09/01/26)	5,000	4,992,510
4.00%, 02/01/47 (Call 02/01/27)	5,425	5,328,972
5.00%, 09/01/27	5,000	5,405,670
5.00%, 09/01/28	2,000	2,212,162
5.00%, 05/01/29	1,000	1,121,810
5.00%, 07/01/30	1,505	1,725,496
5.00%, 07/01/31 (Call 07/01/30)	5,005	5,716,942
5.00%, 11/01/31	21,515	25,253,137
5.00%, 11/01/33	10,000	12,112,042
5.00%, 01/01/34	5,000	6,061,523
5.00%, 05/01/34 (Call 05/01/33)	5,000	5,989,481
5.00%, 05/01/35 (Call 05/01/33)	5,000	5,969,686
5.00%, 01/01/36 (Call 01/01/34)	5,000	5,994,473
5.00%, 05/01/36 (Call 05/01/33)	1,025	1,213,366
5.00%, 01/01/37 (Call 01/01/34)	4,000	4,749,368
5.00%, 07/01/37 (Call 07/01/30)	6,025	6,738,547
5.00%, 03/01/38 (Call 03/01/34)	2,500	2,943,080
5.00%, 05/01/38 (Call 05/01/33)	800	930,484
5.00%, 07/01/38 (Call 07/01/30)	2,000	2,224,229
5.00%, 09/01/38 (Call 09/01/28)	16,500	17,840,019
5.00%, 11/01/38 (Call 05/01/34)	3,295	3,869,773
5.00%, 05/01/39 (Call 05/01/33)	1,000	1,152,786
5.00%, 03/01/40 (Call 03/01/34)	10,000	11,530,046
5.00%, 05/01/40 (Call 05/01/33)	1,000	1,141,975
5.00%, 07/01/40 (Call 07/01/30)	1,500	1,648,130
5.00%, 08/01/41 (Call 08/01/33)	5,000	5,692,880
5.00%, 03/01/42 (Call 03/01/34)	18,570	21,150,996
5.00%, 11/01/42 (Call 11/01/32)	4,985	5,597,937
5.00%, 11/01/43 (Call 11/01/27)	8,665	9,084,174
5.00%, 11/01/44 (Call 11/01/32)	25,000	27,785,447
5.00%, 07/01/45 (Call 07/01/30)	3,720	4,006,499
5.00%, 11/01/45 (Call 11/01/27)	10,825	11,314,843
5.00%, 11/01/45 (Call 11/01/30)	7,330	7,920,902
5.00%, 11/01/45 (Call 11/01/32)	8,000	8,835,497

48	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
5.00%, 10/01/46 (Call 10/01/33)	$14,850	$16,457,636
5.00%, 11/01/47 (Call 11/01/32)	10,000	10,931,933
5.00%, 05/01/48 (Call 05/01/33)	36,195	39,541,872
5.00%, 09/01/51 (Call 09/01/31)	30,000	32,126,907
5.00%, 11/01/52 (Call 11/01/32)	65,020	70,377,687
5.00%, 05/01/53 (Call 05/01/33)	13,000	14,107,306
5.25%, 04/01/42 (Call 04/01/27)	6,590	6,952,491
Series A, 5.00%, 09/01/24	1,930	1,947,715
Series A, 5.00%, 01/01/25	4,525	4,597,158
Series A, 5.00%, 07/01/25	1,380	1,417,139
Series A, 5.00%, 07/01/26	9,445	9,924,432
Series A, 5.00%, 07/01/28 (Call 07/01/26)	1,500	1,573,115
Series A, 5.00%, 03/01/29	5,005	5,595,290
Series A, 5.00%, 01/01/34 (Call 01/01/28)	2,500	2,712,865
Series A, 5.00%, 07/01/36 (Call 07/01/25)	2,500	2,563,696
Series A, 5.00%, 01/01/38 (Call 01/01/28)	1,000	1,072,054
Series A, 5.00%, 01/01/38 (Call 01/01/29)	5,000	5,447,954
Series A, 5.00%, 01/01/39 (Call 01/01/28)	8,710	9,291,591
Series A, 5.00%, 03/01/41 (Call 04/19/24)	3,470	3,476,757
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,795	3,999,527
Series A, 5.00%, 01/01/43 (Call 01/01/28)	2,000	2,100,866
Series A, 5.00%, 03/01/46 (Call 04/19/24)	1,555	1,558,028
Series A, 5.00%, 04/01/47 (Call 04/01/27)	6,015	6,229,528
Series A, 5.00%, 01/01/48 (Call 01/01/28)	3,090	3,219,052
Series A, 5.00%, 01/01/49 (Call 01/01/29)	2,500	2,625,509
Series A, 5.50%, 08/01/30 (AMBAC)	6,400	7,434,797
Series B, 4.00%, 03/01/32 (Call 03/01/30)	16,455	17,672,015
Series B, 5.00%, 07/01/24	1,190	1,196,991
Series B, 5.00%, 07/01/25	2,500	2,567,280
Series B, 5.00%, 07/01/27	1,105	1,190,005
Series B, 5.00%, 07/01/28	5,000	5,509,756
Series B, 5.00%, 07/01/29	3,500	3,939,973
Series B, 5.00%, 07/01/32 (Call 07/01/30)	8,280	9,426,987
Series B, 5.00%, 07/01/33 (Call 07/01/26)	2,080	2,179,908
Series B, 5.00%, 04/01/47 (Call 04/01/27)	5,000	5,178,328
Series B, 5.25%, 09/01/24 (AGM)	2,135	2,158,122
Series B, 5.25%, 09/01/25 (AGM)	1,080	1,118,607
Series C, 2.75%, 03/01/50 (Call 03/01/30)	3,500	2,532,947
Series C, 3.00%, 03/01/47 (Call 03/01/30)	3,500	2,824,738
Series C, 5.00%, 10/01/24	7,035	7,111,117
Series C, 5.00%, 05/01/25	2,500	2,557,942
Series C, 5.00%, 08/01/25	1,425	1,466,085
Series C, 5.00%, 10/01/25	5,020	5,184,264
Series C, 5.00%, 04/01/26	5,230	5,462,823
Series C, 5.00%, 05/01/26	10,000	10,465,671
Series C, 5.00%, 10/01/26	9,590	10,138,841
Series C, 5.00%, 10/01/27	1,250	1,354,018
Series C, 5.00%, 05/01/29 (Call 04/19/24)	2,000	2,003,132
Series C, 5.00%, 05/01/30 (Call 04/19/24)	5,000	5,007,831
Series C, 5.00%, 09/01/31	5,000	5,852,294
Series C, 5.00%, 05/01/32 (Call 04/19/24)	1,000	1,001,566
Series C, 5.00%, 05/01/33 (Call 04/19/24)	3,585	3,590,615
Series C, 5.00%, 05/01/44 (Call 05/01/29)	2,000	2,132,903
Series C, 5.00%, 05/01/45 (Call 05/01/29)	14,860	15,805,158
Series D, 4.00%, 02/01/41 (Call 02/01/27)	3,000	3,005,947
Series D, 4.00%, 02/01/45 (Call 02/01/27)	2,000	1,976,040
Series D, 5.00%, 07/01/25	2,880	2,957,507
Series D, 5.00%, 07/01/26	9,080	9,540,904
Series D, 5.00%, 07/01/27	4,065	4,377,710
Series D, 5.00%, 07/01/28	2,600	2,865,073
Series E, 3.00%, 12/01/27	1,905	1,912,644

Security	Par (000)	Value

Massachusetts (continued)
Series E, 4.00%, 09/01/39 (Call 09/01/25)	$5,500	$5,506,079
Series E, 4.00%, 04/01/46 (Call 04/01/25)	9,915	9,757,785
Series E, 5.00%, 11/01/24	10,825	10,960,154
Series E, 5.00%, 11/01/25 (AMBAC)	2,150	2,224,576
Series E, 5.00%, 11/01/26	2,180	2,309,514
Series E, 5.00%, 11/01/27	4,890	5,307,145
Series E, 5.00%, 05/01/30 (Call 05/10/24)	22,550	22,615,611
Series E, 5.00%, 11/01/30	1,600	1,845,554
Series E, 5.00%, 05/01/32 (Call 05/10/24)	4,750	4,763,821
Series E, 5.00%, 11/01/32 (Call 11/01/30)	1,500	1,717,555
Series E, 5.00%, 05/01/33 (Call 05/10/24)	3,000	3,008,729
Series E, 5.00%, 11/01/33 (Call 11/01/30)	2,000	2,288,766
Series E, 5.00%, 09/01/37 (Call 09/01/28)	4,000	4,342,042
Series E, 5.00%, 11/01/50 (Call 11/01/30)	9,765	10,402,723
Series F, 5.00%, 11/01/38 (Call 11/01/27)	4,870	5,157,180
Series F, 5.00%, 11/01/39 (Call 11/01/27)	12,150	12,854,602
Series F, 5.00%, 11/01/42 (Call 11/01/27)	2,500	2,626,595
Series G, 5.00%, 09/01/33 (Call 09/01/24)	5,035	5,083,509
Series H, 5.00%, 12/01/24	1,245	1,262,680
Series HH, 5.00%, 12/01/26	5,075	5,387,722
Series J, 5.00%, 12/01/36 (Call 12/01/26)	13,710	14,398,556
Series J, 5.00%, 12/01/37 (Call 12/01/26)	8,845	9,261,268
Commonwealth of Massachusetts Transportation Fund Revenue RB 5.00%, 06/01/40 (Call 06/01/25)	10,840	11,047,398
5.00%, 06/01/47 (Call 06/01/33)	6,250	6,901,374
5.00%, 06/01/48 (Call 06/01/33)	5,000	5,498,565
5.00%, 06/01/49 (Call 06/01/29)	5,455	5,763,488
5.00%, 06/01/49 (Call 06/01/33)	19,050	20,880,690
5.00%, 06/01/50 (Call 06/01/33)	35,620	38,932,186
Series A, 4.00%, 06/01/45 (Call 06/01/25)	2,500	2,469,698
Series A, 5.00%, 06/01/41 (Call 06/01/26)	9,135	9,446,208
Series A, 5.00%, 06/01/42 (Call 06/01/27)	5,600	5,861,748
Series A, 5.00%, 06/01/43 (Call 12/01/27)	11,730	12,330,452
Series A, 5.00%, 06/01/44 (Call 06/01/24)	2,000	2,003,827
Series A, 5.00%, 06/01/47 (Call 06/01/27)	3,850	3,997,787
Series A, 5.00%, 06/01/51 (Call 06/01/30)	5,000	5,324,752
Massachusetts Bay Transportation Authority Assessment Revenue RB
Series A, 5.00%, 07/01/36 (Call 07/01/32)	1,885	2,209,220
Series A, 5.00%, 07/01/38 (Call 07/01/32)	4,485	5,156,409
Series A, 5.25%, 07/01/30	3,635	4,241,285
Massachusetts Bay Transportation Authority Sales Tax Revenue, 5.25%, 07/01/30	2,280	2,660,283
Massachusetts Bay Transportation Authority Sales Tax Revenue RB 5.00%, 07/01/41 (Call 07/01/29)	6,955	7,522,052
5.00%, 07/01/45 (Call 07/01/28)	2,360	2,484,785
5.00%, 07/01/50 (Call 07/01/28)	2,500	2,612,715
Series A, 5.00%, 07/01/25	1,550	1,591,714
Series A, 5.00%, 07/01/27	13,900	14,992,336
Series A, 5.00%, 07/01/29	2,780	3,138,349
Series A, 5.00%, 07/01/31	2,870	3,368,431
Series A-1, 4.00%, 07/01/37 (Call 07/01/31)	1,500	1,576,344
Massachusetts Clean Water Trust (The) RB 5.00%, 08/01/26	2,050	2,161,397
5.00%, 02/01/41 (Call 02/01/33)	600	688,324
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	1,265	1,115,789
Massachusetts Development Finance Agency RB 5.00%, 11/15/32	25,000	30,068,687

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
5.00%, 01/01/41 (Call 01/01/25)	$1,000	$1,003,571
Series A, 4.00%, 07/15/36 (Call 07/15/26)	2,500	2,539,563
Series A, 5.00%, 10/15/25	11,525	11,934,882
Series A, 5.00%, 10/15/26	5,195	5,505,718
Series A, 5.00%, 10/15/27	8,000	8,699,518
Series A, 5.00%, 07/15/28 (Call 07/15/26)	7,090	7,467,282
Series A, 5.00%, 10/15/28	23,090	25,704,404
Series A, 5.00%, 10/15/29	5,005	5,696,155
Series A, 5.00%, 10/15/30	6,020	6,978,162
Series A, 5.00%, 07/15/33 (Call 07/15/26)	3,000	3,151,889
Series A, 5.00%, 07/15/34 (Call 07/15/26)	240	251,645
Series A, 5.00%, 07/15/36	1,490	1,868,552
Series A, 5.00%, 07/15/40	8,000	9,698,692
Series A, 5.00%, 01/01/47 (Call 01/01/27)	1,500	1,505,775
Series BB1, 5.00%, 10/01/46 (Call 10/01/26)	1,750	1,789,662
Series P, 5.00%, 07/01/50	10,000	11,972,319
Series U-6E, VRDN, 3.65%, 10/01/42 (Put 02/29/24)(b)	18,000	18,000,000
Massachusetts Health & Educational Facilities Authority RB 5.25%, 07/01/33	16,365	20,397,910
Series K, 5.50%, 07/01/32	1,715	2,130,151
Massachusetts School Building Authority RB
Series A, 4.00%, 02/15/43 (Call 02/15/28)	4,000	3,980,928
Series A, 5.00%, 02/15/49 (PR 02/15/26)	42,715	44,525,330
Series A, 5.00%, 08/15/50 (Call 08/15/30)	10,870	11,605,089
Series A, 5.25%, 02/15/48 (Call 02/15/28)	19,360	20,536,486
Series B, 4.00%, 01/15/45 (Call 01/15/25)	2,000	1,962,272
Series B, 5.00%, 11/15/39 (Call 11/15/26)	3,000	3,113,710
Series B, 5.00%, 11/15/46 (Call 11/15/26)	17,385	17,851,285
Series C, 4.00%, 08/15/32 (Call 08/15/25)	26,555	26,680,563
Series C, 4.00%, 11/15/35 (Call 11/15/26)	5,500	5,623,734
Series C, 4.00%, 08/15/36 (Call 08/15/25)	1,000	1,002,124
Series C, 5.00%, 08/15/24	1,125	1,134,568
Series C, 5.00%, 08/15/37 (Call 08/15/25)	13,200	13,486,499
Series D, 5.00%, 08/15/37 (Call 08/15/25)	18,000	18,390,681
Massachusetts State College Building Authority RB 0.00%, 05/01/24 (AGC SAP)(a)	6,485	6,448,142
Series A, 5.00%, 05/01/49 (PR 05/01/25) (ST HGR ED INTERCEPT PROG)	5,000	5,112,434
Series B, 5.00%, 05/01/39 (PR 05/01/24) (ST INTERCEPT)	2,500	2,506,472
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
Series A, 5.00%, 01/01/26	8,565	8,893,535
Series A, 5.00%, 01/01/29	3,985	4,450,024
Series A, 5.00%, 01/01/31 (Call 01/01/29)	1,530	1,695,780
Series A, 5.00%, 01/01/34 (Call 01/01/29)	4,500	4,949,329
Massachusetts Water Resources Authority RB 5.00%, 08/01/25	1,960	2,016,237
5.25%, 08/01/36 (AGM)	5,000	6,396,677
Series B, 5.00%, 08/01/38 (Call 08/01/30)	7,465	8,364,240
Series B, 5.00%, 08/01/43 (Call 08/01/28)	6,000	6,340,377
Series B, 5.25%, 08/01/25 (AGM)	12,510	12,911,775
Series B, 5.25%, 08/01/26 (AGM)	11,020	11,682,676
Series B, 5.25%, 08/01/28 (AGM)	1,000	1,116,599
Series B, 5.25%, 08/01/30 (AGM)	3,325	3,886,267
Series B, 5.25%, 08/01/31 (AGM)	800	953,840
Series C, 5.00%, 08/01/32 (PR 08/01/26)	11,485	12,103,589
Series C, 5.00%, 08/01/34 (PR 08/01/26)	13,630	14,364,120
Series C, 5.00%, 08/01/35 (PR 08/01/26)	21,850	23,026,854

Security	Par (000)	Value

Massachusetts (continued)
University of Massachusetts Building Authority RB
Series 1, 4.00%, 11/01/44 (Call 11/01/27)	$2,145	$2,154,623
Series 1, 4.00%, 11/01/45 (Call 11/01/25)	2,500	2,483,785
Series 1, 5.00%, 11/01/40 (Call 11/01/25)	25,110	25,542,492
Series 1, 5.00%, 11/01/44 (PR 11/01/24)	2,770	2,802,756
Series 1-2021, 5.00%, 11/01/39 (Call 11/01/24)	6,750	6,801,272

		1,646,375,802

Michigan — 1.1%
Detroit City School District GO, Series A, 5.25%, 05/01/30 (AGM)	2,500	2,856,163
Great Lakes Water Authority Sewage Disposal System Revenue RB 5.00%, 07/01/37 (Call 01/01/34)	1,000	1,171,466
5.00%, 07/01/38 (Call 01/01/34)	1,000	1,161,888
Series B, 5.00%, 07/01/28	2,000	2,182,446
Series B, 5.00%, 07/01/34 (Call 07/01/26)	2,000	2,080,985
Great Lakes Water Authority Water Supply System Revenue RB 5.25%, 07/01/47 (Call 07/01/32)	18,090	20,199,200
Series A, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,064,707
Series D, 5.00%, 07/01/30 (Call 07/01/26)	2,500	2,602,090
Series D, 5.00%, 07/01/36 (Call 07/01/26)	9,500	9,847,933
Lansing Board of Water & Light RB 5.00%, 07/01/48 (Call 07/01/29)	16,300	17,245,310
Series A, 5.00%, 07/01/44 (Call 07/01/29)	1,500	1,599,621
Michigan Finance Authority RB 4.00%, 11/01/48 (Call 11/01/28) (SAW)	2,000	1,911,990
5.00%, 10/01/27 (Call 10/01/26)	5,020	5,277,492
Series B, 5.00%, 10/01/28 (Call 10/01/26)	7,995	8,417,290
Series C, 5.00%, 07/01/34 (Call 07/01/25)	2,600	2,634,039
Series C-3, 5.00%, 07/01/24 (AGM)	6,000	6,028,205
Series C-3, 5.00%, 07/01/32 (Call 07/01/24) (AGM)	1,000	1,004,473
Series D2, 5.00%, 07/01/26 (Call 07/01/24) (AGM)	1,000	1,005,222
Series D2, 5.00%, 07/01/27 (Call 07/01/24) (AGM)	3,380	3,399,084
Series D4, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,512,078
Series D4, 5.00%, 07/01/34 (Call 07/01/24)	1,385	1,390,564
Michigan State Building Authority RB 4.00%, 10/15/49 (Call 10/15/29)	18,210	17,802,018
4.00%, 10/15/52 (Call 10/15/32)	4,000	3,876,602
4.00%, 04/15/54 (Call 10/15/29)	10,880	10,500,955
5.00%, 10/15/29	5,000	5,628,827
5.00%, 10/15/47 (Call 10/15/32)	3,500	3,811,865
Series I, 3.00%, 10/15/45 (Call 10/15/30)	3,000	2,436,175
Series I, 3.00%, 10/15/51 (Call 10/15/31)	4,455	3,384,353
Series I, 4.00%, 10/15/46 (Call 10/15/31)	5,000	4,962,249
Series I, 5.00%, 04/15/28 (Call 10/15/25)	3,000	3,091,176
Series I, 5.00%, 10/15/30 (Call 10/15/26)	3,000	3,151,464
Series I, 5.00%, 04/15/31 (Call 10/15/25)	11,570	11,927,501
Series I, 5.00%, 04/15/38 (Call 10/15/25)	3,000	3,067,989
Series I, 5.00%, 04/15/41 (Call 10/15/26)	1,000	1,034,513
Series I, 5.00%, 10/15/50 (Call 10/15/25)	7,250	7,340,292
Series I, 5.00%, 10/15/51 (Call 10/15/26)	2,500	2,556,220
Michigan State University RB 5.00%, 02/15/32	6,750	7,897,749
Series B, 5.00%, 02/15/44 (Call 02/15/29)	6,005	6,414,924
Series B, 5.00%, 02/15/48 (Call 02/15/29)	6,660	7,068,734
Series C, 4.00%, 02/15/44 (Call 08/15/29)	7,320	7,225,331

50	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
State of Michigan GO 5.00%, 05/15/30	$1,105	$1,259,832
Series A, 5.00%, 05/15/31 (Call 05/15/30)	1,685	1,918,859
Series A, 5.00%, 05/15/32 (Call 05/15/30)	1,805	2,052,470
Series A, 5.00%, 05/15/33 (Call 05/15/30)	2,105	2,392,184
State of Michigan RB 5.00%, 03/15/24	5,820	5,823,004
5.00%, 03/15/25	2,265	2,310,769
5.00%, 03/15/26	6,320	6,580,560
5.00%, 03/15/27	470	501,325
State of Michigan Trunk Line Revenue RB 4.00%, 11/15/38 (Call 11/15/31)	2,000	2,102,327
4.00%, 11/15/39 (Call 11/15/31)	6,905	7,199,647
4.00%, 11/15/40 (Call 11/15/31)	10,000	10,333,743
4.00%, 11/15/44 (Call 11/15/31)	2,000	2,034,610
4.00%, 11/15/46 (Call 11/15/31)	11,375	11,365,503
5.00%, 11/15/25	1,975	2,041,702
5.00%, 11/15/32 (Call 11/15/31)	1,000	1,170,787
5.00%, 11/15/34 (Call 11/15/33)	1,500	1,806,682
5.00%, 11/15/36 (Call 11/15/33)	1,000	1,183,915
5.00%, 11/15/38 (Call 11/15/33)	1,320	1,532,378
5.00%, 11/15/41 (Call 11/15/33)	3,000	3,426,538
5.00%, 11/15/42 (Call 11/15/33)	8,455	9,600,406
5.00%, 11/15/43 (Call 11/15/33)	3,000	3,381,364
5.00%, 11/15/46 (Call 11/15/33)	5,000	5,577,221
5.25%, 11/15/49 (Call 11/15/33)	1,050	1,182,572
5.50%, 11/15/44 (Call 11/15/33)	3,000	3,495,850
Series B, 4.00%, 11/15/37 (Call 11/15/30)	2,000	2,088,163
Series B, 4.00%, 11/15/39 (Call 11/15/30)	2,000	2,065,741
Series B, 4.00%, 11/15/45 (Call 11/15/30)	25,200	25,365,665
Series B, 5.00%, 11/15/27	1,245	1,349,231
Series B, 5.00%, 11/15/28	2,010	2,226,771
Series B, 5.00%, 11/15/45 (Call 11/15/30)	22,820	24,798,519
University of Michigan RB 5.00%, 04/01/46 (PR 04/01/26)	9,320	9,734,898
5.00%, 04/01/50 (Call 04/01/30)	4,675	5,029,514
VRDN, 3.50%, 04/01/42 (Put 02/29/24)(b)	16,800	16,800,000
Series A, 5.00%, 04/01/42 (PR 04/01/27)	2,500	2,674,559
Series A, 5.00%, 04/01/47 (PR 04/01/27)	4,695	5,022,821
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/46 (Call 12/01/31)	3,750	4,088,595

		402,289,908

Minnesota — 1.2%
County of Hennepin MN GO 5.00%, 12/01/25	5,100	5,280,929
5.00%, 12/01/28	1,285	1,423,126
5.00%, 12/01/30	3,615	4,161,494
5.00%, 12/01/31	3,995	4,677,288
5.00%, 12/01/32	3,910	4,635,112
5.00%, 12/01/33	4,500	5,414,139
5.00%, 12/01/34 (Call 12/01/33)	2,980	3,579,945
5.00%, 12/01/35 (Call 12/01/33)	5,225	6,240,261
5.00%, 12/01/36 (Call 12/01/33)	5,490	6,495,831
Metropolitan Council GO 5.00%, 12/01/29	25,000	28,400,403
Series C, 5.00%, 12/01/27	12,500	13,592,671
Series C, 5.00%, 12/01/28	2,500	2,780,537
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	1,300	1,320,411
Series A, 5.00%, 01/01/26	1,250	1,295,911

Security	Par (000)	Value

Minnesota (continued)
Series C, 5.00%, 01/01/41 (Call 01/01/27)	$1,500	$1 ,562,570
Series C, 5.00%, 01/01/46 (Call 01/01/27)	4,000	4,139,176
Minnesota Public Facilities Authority State Revolving Fund RB 5.00%, 03/01/28	16,000	17,431,373
5.00%, 03/01/29	23,875	26,572,166
5.00%, 03/01/34 (Call 03/01/26)	9,150	9,502,694
State of Minnesota GO 4.00%, 09/01/34 (Call 09/01/31)	13,765	14,817,856
5.00%, 10/01/26	8,200	8,671,389
5.00%, 08/01/27	25,075	27,073,525
5.00%, 09/01/27	5,655	6,117,748
5.00%, 08/01/29	10,000	11,298,299
5.00%, 09/01/29	8,540	9,665,842
5.00%, 08/01/30	22,560	25,991,527
5.00%, 08/01/31	13,705	16,068,606
5.00%, 08/01/32	31,965	38,097,384
5.00%, 08/01/35 (Call 08/01/30)	6,000	6,834,518
5.00%, 08/01/40 (Call 08/01/33)	7,255	8,379,413
Series A, 4.00%, 09/01/36 (Call 09/01/31)	7,265	7,697,988
Series A, 4.00%, 09/01/37 (Call 09/01/31)	10,540	11,066,511
Series A, 4.00%, 09/01/39 (Call 09/01/31)	2,000	2,072,563
Series A, 5.00%, 08/01/25	3,000	3,085,657
Series A, 5.00%, 09/01/25	5,660	5,832,576
Series A, 5.00%, 08/01/27	6,360	6,866,904
Series A, 5.00%, 08/01/28	3,265	3,608,905
Series A, 5.00%, 08/01/30 (Call 08/01/29)	1,000	1,129,115
Series A, 5.00%, 09/01/31	2,785	3,270,120
Series A, 5.00%, 10/01/31 (Call 10/01/27)	5,000	5,423,370
Series A, 5.00%, 08/01/35 (Call 08/01/29)	5,000	5,586,385
Series A, 5.00%, 08/01/38 (Call 08/01/30)	5,000	5,602,292
Series D, 5.00%, 08/01/24	2,195	2,211,295
Series D, 5.00%, 10/01/24	3,430	3,466,719
Series D, 5.00%, 08/01/25	3,650	3,754,216
Series D, 5.00%, 08/01/26	4,385	4,618,030
Series D, 5.00%, 10/01/26	3,080	3,257,058
Series D, 5.00%, 08/01/27 (Call 08/01/26)	6,870	7,245,090
State of Minnesota RB, 5.00%, 03/01/26	17,545	18,269,738

		425,586,676

Mississippi — 0.2%
State of Mississippi GO 4.00%, 06/01/36 (Call 06/01/30)	1,000	1,043,179
4.00%, 06/01/37 (Call 06/01/30)	4,160	4,307,536
5.00%, 11/01/28 (PR 11/01/25)	3,065	3,168,288
5.00%, 12/01/34 (PR 12/01/26)	2,000	2,118,339
Series A, 4.00%, 10/01/35 (Call 10/01/27)	5,000	5,123,539
Series A, 4.00%, 10/01/36 (Call 10/01/27)	4,145	4,228,998
Series A, 5.00%, 10/01/27	1,155	1,249,057
Series A, 5.00%, 10/01/28 (Call 10/01/27)	1,650	1,779,356
Series A, 5.00%, 10/01/29 (Call 10/01/27)	6,500	6,994,658
Series A, 5.00%, 10/01/31 (PR 10/01/27)	1,000	1,081,435
Series A, 5.00%, 10/01/32 (PR 10/01/27)	1,355	1,465,344
Series A, 5.00%, 10/01/34 (PR 10/01/27)	14,060	15,204,975
Series B, 4.00%, 10/01/39 (Call 10/01/29)	1,760	1,785,206
Series C, 4.00%, 10/01/41 (Call 10/01/28)	2,205	2,213,540
Series C, 5.00%, 10/01/24	4,085	4,131,303
Series C, 5.00%, 10/01/26 (Call 10/01/25)	3,590	3,699,343
Series C, 5.00%, 10/01/27 (PR 10/01/25)	3,440	3,549,338
Series C, 5.00%, 10/01/36 (Call 10/01/28)	3,250	3,521,145
Series F, 5.00%, 11/01/32 (PR 11/01/25)	4,700	4,858,386

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi (continued)
West Rankin Utility Authority RB, 5.00%, 01/01/48 (PR 01/01/28) (AGM)	$13,500	$14,683,050

		86,206,015

Missouri — 0.4%
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 4.00%, 01/01/42 (Call 01/01/28)	1,000	1,004,162
City of Springfield MO Public Utility Revenue RB, 4.00%, 08/01/31 (Call 08/01/25)	2,000	2,020,152
Curators of the University of Missouri (The) RB, Series B, 5.00%, 11/01/30	13,205	15,179,144
Metropolitan St. Louis Sewer District RB
Series A, 5.00%, 05/01/42 (Call 05/01/27)	2,000	2,085,797
Series A, 5.00%, 05/01/47 (Call 05/01/27)	3,775	3,913,683
Series B, 5.00%, 05/01/45 (Call 05/01/25)	2,850	2,910,813
Series B, 5.00%, 05/01/45 (PR 05/01/25)	1,350	1,380,357
Missouri Highway & Transportation Commission RB 5.00%, 05/01/25	12,500	12,776,774
5.00%, 05/01/26	12,505	13,087,322
5.00%, 05/01/28	15,000	16,430,743
5.00%, 05/01/29	15,000	16,757,778
5.00%, 05/01/30	15,025	17,072,506
5.00%, 05/01/31	15,000	17,328,327
Series A, 5.00%, 05/01/25 (Call 05/01/24)	5,000	5,015,945
Series A, 5.00%, 05/01/26	14,205	14,884,767
Missouri Joint Municipal Electric Utility Commission RB, Series A, 5.00%, 12/01/40 (Call 06/01/26)	9,460	9,654,979
Missouri State Board of Public Buildings RB, Series B, 4.00%, 10/01/28	5,000	5,285,667

		156,788,916

Nebraska — 0.4%
Nebraska Public Power District RB 5.00%, 07/01/28 (Call 01/01/28)	3,270	3,554,832
Series D, 4.00%, 01/01/44 (Call 01/01/31)	3,625	3,631,252
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/49 (Call 02/01/26)	9,815	10,006,527
Omaha Public Power District RB 4.25%, 02/01/47 (Call 02/01/32)	2,500	2,537,565
5.00%, 02/01/34 (Call 02/01/33)	7,500	8,920,362
5.00%, 02/01/47 (Call 02/01/32)	30,000	32,725,401
5.25%, 02/01/48 (Call 02/01/33)	13,560	15,141,076
5.25%, 02/01/52 (Call 02/01/32)	21,635	23,669,322
Series A, 3.00%, 02/01/41 (Call 08/01/30)	1,000	888,454
Series A, 4.00%, 02/01/51 (Call 08/01/30)	1,500	1,459,519
Series A, 5.00%, 02/01/30 (Call 02/01/29)	1,500	1,669,226
Series A, 5.00%, 02/01/31 (Call 02/01/29)	3,650	4,052,112
Series A, 5.00%, 02/01/42 (Call 12/01/27)	15,575	16,433,819
Series A, 5.00%, 02/01/46 (Call 08/01/30)	13,330	14,376,454
Series B, 4.00%, 02/01/46 (Call 08/01/30)	3,000	3,017,333
Series CC, 4.00%, 02/01/38 (Call 04/01/24)	10,000	9,883,282
University of Nebraska Facilities Corp. (The) RB
Series A, 4.00%, 07/15/59 (Call 07/15/31)	3,500	3,306,964
Series B, 5.00%, 07/15/51 (Call 07/15/31)	3,000	3,219,808

		158,493,308

Nevada — 0.7%
Clark County School District, 5.00%, 06/15/24 (AGM)	3,000	3,016,013
Clark County School District GOL 5.00%, 06/15/24	2,415	2,426,253

Security	Par (000)	Value

Nevada (continued)
5.00%, 06/15/26	$5,250	$5,494,000
Series C, 5.00%, 06/15/24	2,580	2,592,022
Series C, 5.00%, 06/15/25	3,050	3,123,987
Series C, 5.00%, 06/15/26 (Call 12/15/25)	4,715	4,881,972
Series C, 5.00%, 06/15/27 (Call 12/15/25)	6,700	6,933,723
Series D, 5.00%, 06/15/28 (Call 12/15/25)	1,000	1,031,718
County of Clark Department of Aviation RB 5.00%, 07/01/25	2,500	2,559,073
5.00%, 07/01/26	2,010	2,107,855
5.00%, 07/01/32 (Call 07/01/29)	2,500	2,770,325
Series A, 5.00%, 07/01/26	1,205	1,263,665
Series A-2, 5.00%, 07/01/40 (Call 07/01/27)	5,190	5,453,956
County of Clark NV GOL 4.00%, 06/01/31 (Call 06/01/27)	17,000	17,472,022
4.00%, 06/01/38 (Call 06/01/27)	12,705	12,844,691
4.00%, 07/01/44 (Call 07/01/27)	7,135	7,088,928
Series B, 5.00%, 11/01/27 (Call 11/01/26)	2,000	2,111,889
Series B, 5.00%, 11/01/28 (Call 11/01/26)	5,000	5,274,460
County of Clark NV Passenger Facility Charge Revenue RB 5.00%, 07/01/26	2,000	2,097,369
5.00%, 07/01/33 (Call 07/01/29)	2,000	2,215,309
County of Washoe Nevada Gas Tax Revenue RB, 5.00%, 02/01/42 (Call 02/01/29)	2,000	2,116,941
Las Vegas Valley Water District GOL 4.00%, 06/01/34 (Call 06/01/32)	5,085	5,457,633
4.00%, 06/01/39 (Call 12/01/24)	2,000	2,003,392
4.00%, 06/01/47 (Call 06/01/32)	15,235	14,988,066
4.00%, 06/01/52 (Call 06/01/32)	18,430	17,627,368
5.00%, 06/01/34 (Call 06/01/26)	3,500	3,644,032
5.00%, 06/01/35 (Call 06/01/26)	2,000	2,080,099
5.00%, 06/01/39 (Call 12/01/24)	5,775	5,829,816
5.00%, 06/01/49 (Call 06/01/33)	5,000	5,451,944
Series A, 4.00%, 06/01/51 (Call 12/01/31)	10,000	9,653,694
Series A, 5.00%, 06/01/26	10,000	10,477,581
Series A, 5.00%, 06/01/41 (Call 06/01/26)	9,730	10,004,721
Series A, 5.00%, 06/01/46 (Call 06/01/26)	4,000	4,090,423
State of Nevada GOL 5.00%, 05/01/29	3,055	3,420,841
5.00%, 05/01/41 (Call 11/01/33)	10,000	11,408,091
Series B, 5.00%, 11/01/26 (Call 05/01/25)	1,650	1,685,904
Series D, 5.00%, 04/01/25	3,270	3,338,807
State of Nevada Highway Improvement Revenue RB 5.00%, 12/01/25	1,450	1,502,944
5.00%, 12/01/27 (Call 06/01/26)	3,025	3,169,091
5.00%, 12/01/28 (Call 06/01/26)	6,800	7,117,862
5.00%, 12/01/40 (Call 06/01/34)	5,815	6,737,913
5.00%, 12/01/41 (Call 06/01/34)	2,110	2,427,513
Washoe County School District/NV GOL, Series C, 4.00%, 10/01/47 (Call 10/01/27)	52,635	51,328,826

		278,322,732

New Hampshire — 0.0%
State of New Hampshire GO, Series D, 5.00%, 12/01/24	1,055	1,070,293

New Jersey — 4.4%
County of Monmouth NJ GO 5.00%, 01/15/35 (Call 01/15/33)	3,265	3,902,716
5.00%, 01/15/36 (Call 01/15/33)	3,980	4,729,009
Series A, 5.00%, 01/15/31	6,430	7,475,036

52	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series A, 5.00%, 01/15/32 (Call 07/15/31)	$5,160	$6,047,059
Series A, 5.00%, 01/15/34 (Call 07/15/31)	6,250	7,301,990
Garden State Preservation Trust RB, Series A, 5.75%, 11/01/28 (AGM)	1,500	1,592,484
New Jersey Economic Development Authority RB 4.00%, 11/01/37 (Call 11/01/29)	2,000	2,052,987
4.00%, 06/15/44 (Call 12/15/29)	2,000	1,983,130
4.00%, 11/01/44 (Call 11/01/29)	750	742,303
4.63%, 06/15/48 (Call 12/15/28)	10,000	10,146,050
5.00%, 03/01/25	4,425	4,498,013
5.00%, 03/01/26	7,060	7,321,301
5.00%, 06/15/26	4,910	5,121,602
5.00%, 06/15/27	1,000	1,063,562
5.00%, 03/01/28	4,000	4,326,855
5.00%, 11/01/34 (Call 11/01/29)	1,000	1,103,555
5.00%, 11/01/36 (Call 11/01/32)	10,000	11,460,234
5.00%, 11/01/40 (Call 11/01/29)	1,000	1,069,721
5.00%, 06/15/43 (Call 12/15/28)	2,890	3,026,515
5.00%, 06/15/43 (PR 12/15/28)	1,700	1,893,052
5.00%, 11/01/44 (Call 11/01/29)	5,000	5,262,681
5.00%, 06/15/47 (Call 12/15/27)	6,110	6,298,786
5.00%, 06/15/49 (Call 12/15/29)	5,000	5,210,657
5.25%, 11/01/47 (Call 11/01/32)	10,000	10,940,918
Series A, 4.00%, 11/01/27 (SAP)	1,255	1,299,487
Series A, 4.00%, 07/01/34 (Call 07/01/27)	3,540	3,592,111
Series A, 5.00%, 06/15/42 (Call 12/15/27)	4,665	4,856,484
Series AAA, 5.00%, 06/15/36 (PR 12/15/26)	1,000	1,059,979
Series AAA, 5.00%, 06/15/41 (PR 12/15/26)	1,515	1,605,868
Series B, 5.00%, 11/01/26 (SAP)	9,500	9,988,109
Series B, 5.00%, 06/15/43 (Call 12/15/28)	1,000	1,048,571
Series BBB, 5.50%, 06/15/30 (PR 12/15/26)	8,845	9,493,097
Series DDD, 5.00%, 06/15/42 (PR 06/15/27)	8,925	9,597,801
Series EEE, 5.00%, 06/15/36 (PR 12/15/28)	2,640	2,939,799
Series EEE, 5.00%, 06/15/48 (Call 12/15/28)	6,000	6,210,168
Series MMM, 4.00%, 06/15/35 (Call 12/15/29)	2,000	2,078,316
Series MMM, 5.00%, 06/15/33 (Call 12/15/29)	6,460	7,169,638
Series MMM, 5.00%, 06/15/34 (Call 12/15/29)	2,500	2,767,194
Series N-1, 5.50%, 09/01/24 (AMBAC)	1,455	1,469,789
Series N-1, 5.50%, 09/01/26 (AMBAC)	1,000	1,059,640
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	4,320	4,335,971
Series PP, 5.00%, 06/15/27 (PR 06/15/24)	3,000	3,011,091
Series PP, 5.00%, 06/15/31 (PR 06/15/24)	2,500	2,509,242
Series QQQ, 4.00%, 06/15/46 (Call 12/15/30)	12,175	12,016,484
Series QQQ, 4.00%, 06/15/50 (Call 12/15/30)	2,250	2,160,288
Series UU, 5.00%, 06/15/40 (Call 06/15/24)	7,255	7,280,799
Series UU, 5.00%, 06/15/40 (PR 06/15/24)	390	391,827
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	2,500	2,570,379
Series WW, 5.25%, 06/15/40 (PR 06/15/25)	1,000	1,028,151
Series XX, 4.00%, 06/15/24 (SAP)	3,020	3,024,474
Series XX, 5.00%, 06/15/25	5,000	5,110,599
Series XX, 5.00%, 06/15/26 (PR 06/15/25) (SAP)	15,000	15,375,535
New Jersey Educational Facilities Authority RB 5.00%, 07/01/24	1,000	1,006,005
5.00%, 03/01/27	11,330	12,135,479
5.00%, 07/01/28 (Call 07/01/26)	5,115	5,374,945
5.00%, 07/01/31 (Call 07/01/27)	3,235	3,478,168
5.00%, 03/01/32	5,000	5,937,614
5.00%, 07/01/33 (Call 07/01/27)	9,400	10,083,269
Series A, 5.00%, 07/01/26 (Call 07/01/24)	1,650	1,658,832
Series B, 5.00%, 03/01/28	5,755	6,313,344

Security	Par (000)	Value

New Jersey (continued)
Series B, 5.00%, 07/01/29 (Call 07/01/27)	$5,000	$5,385,369
Series C, 5.00%, 03/01/27	7,025	7,524,426
New Jersey Institute of Technology/NJ RB, Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,500	2,524,675
New Jersey Transportation Trust Fund Authority 5.00%, 06/15/33 (Call 12/15/32)	2,000	2,335,231
5.00%, 06/15/34 (Call 12/15/32)	1,875	2,182,463
5.00%, 06/15/44 (Call 12/15/32)	10,500	11,443,462
5.50%, 06/15/50 (Call 12/15/32)	3,250	3,601,899
New Jersey Transportation Trust Fund Authority RB 0.00%, 12/15/36(a)	25,555	15,996,559
3.00%, 06/15/50 (Call 12/15/30)	9,000	6,881,467
4.00%, 12/15/39 (Call 12/15/29)	500	507,026
4.00%, 06/15/41 (Call 12/15/31)	5,500	5,542,128
4.25%, 06/15/40 (Call 06/15/33)	10,000	10,398,274
4.25%, 06/15/44 (Call 06/15/33)	4,295	4,350,357
5.00%, 12/15/25	5,725	5,912,104
5.00%, 06/15/26	11,985	12,503,012
5.00%, 12/15/26	2,885	3,041,166
5.00%, 06/15/27	2,965	3,158,993
5.00%, 12/15/27	1,380	1,485,115
5.00%, 12/15/28	1,000	1,098,029
5.00%, 06/15/29	6,510	7,219,444
5.00%, 06/15/29 (Call 12/15/28)	7,000	7,650,040
5.00%, 06/15/30	7,000	7,898,776
5.00%, 06/15/30 (Call 12/15/28)	5,000	5,463,332
5.00%, 06/15/32	6,960	8,084,919
5.00%, 06/15/32 (Call 06/15/31)	4,250	4,862,083
5.00%, 06/15/32 (Call 12/15/31)	2,500	2,882,210
5.00%, 12/15/32 (Call 12/15/29)	7,340	8,169,635
5.00%, 06/15/33	2,500	2,940,406
5.00%, 06/15/33 (Call 06/15/31)	2,600	2,968,740
5.00%, 06/15/33 (Call 06/15/32)	11,430	13,248,954
5.00%, 06/15/34 (Call 06/15/31)	7,320	8,335,925
5.00%, 06/15/34 (Call 12/15/33)	4,000	4,723,411
5.00%, 06/15/35 (Call 06/15/32)	3,000	3,450,980
5.00%, 06/15/35 (Call 06/15/33)	3,020	3,521,766
5.00%, 06/15/36 (Call 06/15/33)	3,500	4,054,342
5.00%, 06/15/37 (Call 12/15/28)	1,250	1,341,481
5.00%, 06/15/37 (Call 06/15/33)	8,000	9,196,354
5.00%, 06/15/38 (Call 12/15/28)	3,025	3,232,124
5.00%, 06/15/38 (Call 06/15/33)	7,810	8,908,124
5.00%, 06/15/39 (Call 06/15/33)	6,000	6,791,479
5.00%, 06/15/39 (Call 12/15/33)	4,000	4,552,530
5.00%, 12/15/39 (Call 12/15/29)	1,000	1,079,645
5.00%, 06/15/40 (Call 12/15/33)	14,500	16,365,964
5.00%, 06/15/41 (Call 12/15/33)	14,700	16,465,446
5.00%, 06/15/42 (Call 12/15/32)	9,195	10,140,280
5.00%, 06/15/42 (Call 12/15/33)	5,000	5,563,142
5.00%, 06/15/43 (Call 12/15/33)	4,500	4,973,797
5.00%, 06/15/46 (Call 12/15/33)	2,500	2,723,863
5.25%, 06/15/42 (Call 06/15/33)	3,000	3,381,885
5.25%, 06/15/50 (Call 12/15/33)	2,500	2,738,692
Series S, 5.00%, 06/15/34 (Call 12/15/28)	2,500	2,712,542
Series S, 5.00%, 06/15/46 (Call 12/15/28)	12,000	12,469,481
Series A, 0.00%, 12/15/25(a)	2,255	2,124,155
Series A, 0.00%, 12/15/28(a)	3,655	3,142,662
Series A, 0.00%, 12/15/29(a)	3,290	2,737,663
Series A, 0.00%, 12/15/30(a)	3,000	2,411,713
Series A, 0.00%, 12/15/31(a)	6,535	5,071,806
Series A, 0.00%, 12/15/32(a)	1,290	965,850

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series A, 0.00%, 12/15/33(a)	$930	$669,842
Series A, 0.00%, 12/15/34(a)	16,055	11,111,280
Series A, 0.00%, 12/15/35(a)	11,710	7,736,620
Series A, 0.00%, 12/15/36(a)	3,750	2,347,372
Series A, 0.00%, 12/15/37(a)	7,700	4,573,452
Series A, 0.00%, 12/15/38(a)	4,485	2,521,149
Series A, 0.00%, 12/15/39(a)	33,700	18,086,584
Series A, 0.00%, 12/15/40(a)	5,500	2,784,031
Series A, 4.00%, 12/15/31 (Call 12/15/28)	9,660	10,049,688
Series A, 4.00%, 06/15/34 (Call 06/15/31)	9,025	9,506,389
Series A, 4.00%, 06/15/36 (Call 06/15/31)	1,165	1,215,132
Series A, 4.00%, 12/15/37 (Call 12/15/28) (BAM)	13,770	14,111,368
Series A, 4.25%, 12/15/38 (Call 12/15/28)	1,000	1,022,369
Series A, 5.00%, 06/15/24	3,325	3,339,179
Series A, 5.00%, 12/15/24	1,040	1,053,115
Series A, 5.00%, 12/15/27	10,230	11,009,221
Series A, 5.00%, 06/15/28 (Call 06/15/26)	14,900	15,560,289
Series A, 5.00%, 12/15/28	6,050	6,643,072
Series A, 5.00%, 06/15/29 (Call 06/15/26)	6,700	6,987,757
Series A, 5.00%, 06/15/30 (Call 06/15/26)	6,500	6,774,173
Series A, 5.00%, 12/15/30 (Call 12/15/28)	2,500	2,730,027
Series A, 5.00%, 06/15/31 (Call 06/15/26)	5,830	6,067,612
Series A, 5.00%, 12/15/32 (Call 12/15/28)	2,000	2,175,555
Series A, 5.00%, 12/15/33 (Call 12/15/28)	12,045	13,083,201
Series A, 5.00%, 12/15/34 (Call 12/15/28)	8,000	8,668,890
Series A, 5.00%, 12/15/35 (Call 12/15/28)	4,000	4,319,900
Series A, 5.00%, 12/15/36 (Call 12/15/28)	13,685	14,718,796
Series A, 5.75%, 06/15/25 (NPFGC)	12,600	12,996,244
Series A-1, 5.00%, 06/15/24	3,905	3,921,543
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	3,425	3,582,356
Series A-1, 5.00%, 06/15/29 (Call 06/15/26)	1,870	1,950,314
Series A-1, 5.00%, 06/15/30 (Call 06/15/26)	1,000	1,042,180
Series AA, 4.00%, 06/15/35 (Call 12/15/30)	2,655	2,776,727
Series AA, 4.00%, 06/15/36 (Call 12/15/30)	1,750	1,820,689
Series AA, 4.00%, 06/15/37 (Call 12/15/30)	2,490	2,575,087
Series AA, 4.00%, 06/15/38 (Call 12/15/30)	3,000	3,079,949
Series AA, 4.00%, 06/15/39 (Call 12/15/30)	7,750	7,904,304
Series AA, 4.00%, 06/15/40 (Call 12/15/30)	500	506,277
Series AA, 4.00%, 06/15/45 (Call 12/15/30)	10,000	9,804,611
Series AA, 4.00%, 06/15/50 (Call 12/15/30)	18,810	18,060,004
Series AA, 5.00%, 06/15/25 (Call 06/15/24)	1,000	1,003,979
Series AA, 5.00%, 06/15/36 (Call 12/15/30)	1,000	1,116,709
Series AA, 5.00%, 06/15/38 (Call 06/15/24)	3,100	3,105,666
Series AA, 5.00%, 06/15/38 (Call 12/15/30)	2,000	2,207,066
Series AA, 5.00%, 06/15/40 (Call 12/15/30)	1,250	1,363,222
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	350	350,475
Series AA, 5.00%, 06/15/45 (Call 06/15/25)	2,500	2,523,322
Series AA, 5.00%, 06/15/45 (Call 12/15/30)	9,315	9,926,295
Series AA, 5.00%, 06/15/50 (Call 12/15/30)	4,100	4,315,489
Series AA, 5.25%, 06/15/41 (Call 06/15/25)	3,500	3,556,744
Series BB, 4.00%, 06/15/36 (Call 12/15/28)	6,200	6,382,237
Series BB, 4.00%, 06/15/37 (Call 12/15/28)	2,000	2,045,339
Series BB, 4.00%, 06/15/38 (Call 12/15/28)	15,340	15,617,732
Series BB, 4.00%, 06/15/44 (Call 12/15/28)	2,000	1,977,678
Series BB, 4.00%, 06/15/50 (Call 12/15/28)	7,640	7,335,376
Series BB, 5.00%, 06/15/33 (Call 12/15/28)	4,000	4,348,047
Series BB, 5.00%, 06/15/35 (Call 12/15/28)	8,960	9,693,737
Series BB, 5.00%, 06/15/44 (Call 12/15/28)	11,275	11,769,959
Series BB, 5.00%, 06/15/50 (Call 12/15/28)	7,185	7,414,483
Series C, 0.00%, 12/15/24 (AMBAC)(a)	1,790	1,742,129
Series C, 0.00%, 12/15/25 (AMBAC)(a)	10,170	9,588,282

Security	Par (000)	Value

New Jersey (continued)
Series C, 0.00%, 12/15/27 (NPFGC)(a)	$6,050	$5,377,361
Series C, 0.00%, 12/15/28 (AMBAC)(a)	4,615	3,977,443
Series C, 0.00%, 12/15/30 (NPFGC)(a)	3,760	3,032,782
Series C, 0.00%, 12/15/31 (NPFGC)(a)	17,280	13,462,421
Series C, 0.00%, 12/15/32 (AGM)(a)	55,000	41,680,765
Series C, 0.00%, 12/15/33 (AGM)(a)	30,540	22,338,000
Series C, 0.00%, 12/15/35 (AMBAC)(a)	3,990	2,651,436
Series D, 5.00%, 12/15/24	2,830	2,865,829
Series D, 5.00%, 06/15/32 (Call 12/15/24)	18,390	18,550,153
New Jersey Turnpike Authority RB 4.50%, 01/01/48 (Call 01/01/33)	13,500	14,049,126
5.00%, 01/01/31 (Call 01/01/27)	3,700	3,909,942
5.00%, 01/01/46 (Call 01/01/33)	11,000	12,242,279
5.25%, 01/01/52 (Call 01/01/33)	21,720	24,256,859
Series A, 4.00%, 01/01/35 (Call 07/01/24)	3,145	3,146,396
Series A, 4.00%, 01/01/42 (Call 01/01/31)	19,530	19,928,162
Series A, 4.00%, 01/01/48 (Call 01/01/29)	41,800	41,434,229
Series A, 4.00%, 01/01/51 (Call 01/01/31)	3,395	3,369,602
Series A, 5.00%, 01/01/28 (Call 07/01/24)	5,010	5,034,009
Series A, 5.00%, 01/01/29 (Call 01/01/27)	2,000	2,122,131
Series A, 5.00%, 01/01/30 (Call 07/01/24)	3,250	3,265,730
Series A, 5.00%, 01/01/31 (PR 07/01/24)	12,730	12,800,214
Series A, 5.00%, 01/01/32 (Call 07/01/24)	37,835	38,006,881
Series A, 5.00%, 01/01/33 (Call 07/01/24)	800	803,352
Series A, 5.00%, 01/01/33 (Call 01/01/27)	2,000	2,110,164
Series A, 5.00%, 01/01/48 (Call 01/01/29)	18,085	19,157,453
Series B, 4.00%, 01/01/34 (Call 01/01/28)	1,000	1,034,170
Series B, 5.00%, 01/01/28	1,750	1,903,358
Series B, 5.00%, 01/01/29 (Call 01/01/28)	1,290	1,396,156
Series B, 5.00%, 01/01/31 (Call 01/01/28)	4,500	4,868,070
Series B, 5.00%, 01/01/32 (Call 01/01/28)	16,690	18,042,886
Series B, 5.00%, 01/01/40 (Call 01/01/28)	4,500	4,772,040
Series C, 5.00%, 01/01/25	5,125	5,206,305
Series E, 5.00%, 01/01/31 (Call 01/01/28)	3,400	3,678,097
Series E, 5.00%, 01/01/32 (Call 01/01/28)	7,200	7,783,630
Series E, 5.00%, 01/01/34 (Call 01/01/25)	2,000	2,028,654
Series E, 5.00%, 01/01/45 (Call 01/01/25)	17,345	17,548,847
Series G, 4.00%, 01/01/34 (Call 01/01/28)	3,500	3,619,593
Series G, 4.00%, 01/01/43 (Call 01/01/28)	22,100	22,092,336
Series G, 5.00%, 01/01/35 (Call 01/01/28)	3,565	3,845,686
Series G, 5.00%, 01/01/36 (Call 01/01/28)	2,380	2,560,380
State of New Jersey GO 3.00%, 06/01/32	5,050	4,970,477
5.00%, 06/01/27 (PR 06/01/25)	2,885	2,949,742
5.00%, 06/01/32 (PR 06/01/25)	1,500	1,533,662
Series A, 4.00%, 06/01/30	25,185	27,110,857
Series A, 4.00%, 06/01/31	32,000	34,764,547
Series A, 4.00%, 06/01/32	10,500	11,495,209
Series A, 5.00%, 06/01/24	5,820	5,842,005
Series A, 5.00%, 06/01/25	7,680	7,859,905
Series A, 5.00%, 06/01/26	14,785	15,468,105
Series A, 5.00%, 06/01/27	19,340	20,712,800
Series A, 5.00%, 06/01/28	42,585	46,623,710
Series A, 5.00%, 06/01/29	33,380	37,267,231

		1,618,867,650

New Mexico — 0.2%
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/25	620	635,512
Series A, 5.00%, 06/15/28	6,515	7,152,679
Series A, 5.00%, 06/15/30	1,500	1,712,734

54	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
State of New Mexico GO 5.00%, 03/01/25	$3,055	$3,114,505
5.00%, 03/01/26	1,500	1,562,553
5.00%, 03/01/27	22,875	24,412,646
5.00%, 03/01/29	5,000	5,569,810
State of New Mexico Severance Tax Permanent Fund RB 5.00%, 07/01/30	13,445	15,364,059
5.00%, 07/01/31	13,540	15,743,314
Series A, 5.00%, 07/01/26	2,500	2,622,863

		77,890,675

New York — 23.3%
Battery Park City Authority RB 5.00%, 11/01/29	4,420	5,042,669
5.00%, 11/01/30	5,000	5,820,700
5.00%, 11/01/33	3,500	4,282,910
5.00%, 11/01/38 (Call 11/01/33)	2,480	2,907,854
5.00%, 11/01/41 (Call 11/01/33)	2,000	2,306,669
5.00%, 11/01/43 (Call 11/01/33)	4,000	4,563,250
5.00%, 11/01/44 (Call 11/01/33)	6,955	7,903,088
5.00%, 11/01/48 (Call 11/01/33)	1,350	1,508,271
5.00%, 11/01/53 (Call 11/01/33)	66,000	72,939,181
Series A, 4.00%, 11/01/44 (Call 11/01/29)	5,915	5,944,721
Series A, 5.00%, 11/01/49 (Call 11/01/29)	3,960	4,226,981
Series B, 5.00%, 11/01/39 (Call 11/01/29)	840	924,376
Series B, 5.00%, 11/01/40 (Call 11/01/29)	3,700	4,050,308
Series D-2, VRDN, 3.30%, 11/01/38 (Put 02/29/24)(b)	4,050	4,050,000
City of New York GO 3.00%, 08/01/50 (Call 08/01/31)	1,650	1,273,488
4.00%, 08/01/38 (Call 08/01/29)	5,005	5,128,579
4.00%, 08/01/38 (Call 08/01/31)	2,930	3,031,679
4.00%, 08/01/39 (Call 08/01/30)	1,525	1,565,503
4.00%, 08/01/41 (Call 08/01/30)	6,400	6,487,981
4.00%, 08/01/41 (Call 08/01/31)	13,060	13,263,938
5.00%, 08/01/25	1,080	1,108,726
5.00%, 09/01/25	3,210	3,301,234
5.00%, 08/01/27	7,415	7,940,800
5.00%, 08/01/28	9,105	9,988,164
5.00%, 09/01/28	5,550	6,099,098
5.00%, 08/01/29	4,390	4,912,695
5.00%, 09/01/29	5,940	6,658,160
5.00%, 11/01/29	5,015	5,639,368
5.00%, 08/01/30	18,890	21,486,856
5.00%, 11/01/30	9,950	11,365,492
5.00%, 08/01/31	12,005	13,864,218
5.00%, 08/01/31 (Call 08/01/30)	11,150	12,698,285
5.00%, 04/01/32 (Call 04/01/29)	5,250	5,811,828
5.00%, 08/01/32	19,700	23,071,301
5.00%, 08/01/32 (Call 08/01/30)	6,550	7,451,557
5.00%, 08/01/32 (Call 08/01/31)	5,000	5,785,531
5.00%, 08/01/33	11,445	13,577,790
5.00%, 03/01/34	5,000	5,992,814
5.00%, 08/01/34 (Call 08/01/33)	17,475	20,825,729
5.00%, 08/01/35 (Call 08/01/33)	6,475	7,606,580
5.00%, 08/01/36 (Call 08/01/33)	2,500	2,920,264
5.00%, 08/01/37 (Call 08/01/33)	1,500	1,741,142
5.00%, 08/01/38 (Call 08/01/33)	1,250	1,440,900
5.00%, 04/01/39 (Call 04/01/33)	7,500	8,566,759
5.00%, 09/01/39 (Call 09/01/32)	2,000	2,268,573
5.00%, 09/01/41 (Call 09/01/32)	1,470	1,643,807

Security	Par (000)	Value

New York (continued)
5.00%, 12/01/44 (Call 12/01/28)	$13,695	$14,519,013
5.00%, 03/01/45 (Call 03/01/34)	9,000	9,933,124
5.00%, 08/01/47 (Call 08/01/33)	3,615	3,943,408
5.25%, 10/01/32 (Call 10/01/27)	10,440	11,266,710
5.25%, 09/01/41 (Call 09/01/32)	8,000	9,105,074
5.25%, 09/01/42 (Call 09/01/32)	2,000	2,256,519
5.25%, 09/01/43 (Call 09/01/32)	5,500	6,181,963
5.25%, 03/01/53 (Call 03/01/34)	13,635	15,050,070
VRDN, 3.65%, 04/01/36 (Put 02/29/24)(b)	20,000	20,000,000
VRDN, 3.65%, 09/01/49 (Put 02/29/24)(b)	25,000	25,000,000
VRDN, 3.72%, 08/01/34(b)	35,830	35,830,000
VRDN, 3.72%, 04/01/36 (Put 02/29/24)(b)	8,850	8,850,000
VRDN, 3.75%, 08/01/44 (Put 02/29/24)(b)	37,175	37,175,000
VRDN, 3.78%, 12/01/47 (Put 02/29/24)(b)	30,950	30,950,000
Series 1, 5.00%, 08/01/25	6,480	6,652,355
Series 1-I, 5.00%, 03/01/30 (Call 04/01/24)	1,000	1,000,476
Series 2015-A, 5.00%, 08/01/31 (Call 08/01/24)	2,500	2,512,758
Series 2015-A, 5.00%, 08/01/32 (Call 08/01/24)	1,000	1,005,022
Series A, 5.00%, 08/01/24	1,330	1,340,253
Series A, 5.00%, 08/01/25	1,680	1,724,685
Series A, 5.00%, 08/01/26	5,325	5,574,974
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,850	1,897,961
Series A, 5.00%, 08/01/27 (Call 08/01/25)	1,060	1,087,333
Series A, 5.00%, 08/01/28 (Call 08/01/25)	3,260	3,343,607
Series A, 5.00%, 08/01/28 (Call 08/01/27)	2,000	2,148,553
Series A-1, 4.00%, 08/01/34 (Call 08/01/30)	1,775	1,890,500
Series A-1, 4.00%, 08/01/34 (Call 08/01/31)	9,845	10,575,689
Series A-1, 4.00%, 08/01/36 (Call 08/01/26)	5,390	5,437,773
Series A-1, 4.00%, 08/01/37 (Call 08/01/29)	2,500	2,580,515
Series A-1, 4.00%, 08/01/39 (Call 08/01/31)	8,000	8,241,568
Series A-1, 4.00%, 08/01/40 (Call 08/01/31)	2,000	2,046,489
Series A-1, 4.00%, 08/01/44 (Call 08/01/29)	9,000	8,991,270
Series A-1, 4.00%, 08/01/50 (Call 08/01/31)	3,315	3,237,232
Series A-1, 5.00%, 08/01/25	2,330	2,391,973
Series A-1, 5.00%, 08/01/29	1,925	2,154,200
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	1,660	1,736,213
Series A-1, 5.00%, 08/01/32 (Call 08/01/30)	1,000	1,137,642
Series A-1, 5.00%, 08/01/38 (Call 08/01/26)	3,000	3,111,536
Series A-2015, 5.00%, 08/01/24	1,705	1,718,144
Series A-3, 4.00%, 08/01/35 (Call 08/01/30)	2,500	2,645,135
Series B, VRDN, 3.78%, 10/01/46 (Put 02/29/24)(b)	11,470	11,470,000
Series B-1, 3.00%, 10/01/41 (Call 10/01/29)	2,000	1,724,977
Series B-1, 4.00%, 10/01/35 (Call 10/01/29)	1,015	1,065,052
Series B-1, 4.00%, 10/01/37 (Call 10/01/29)	1,880	1,940,413
Series B-1, 4.00%, 10/01/41 (Call 10/01/27)	1,000	1,001,424
Series B-1, 5.00%, 08/01/25	20,930	21,486,696
Series B-1, 5.00%, 08/01/26	24,055	25,184,226
Series B-1, 5.00%, 08/01/27	10,990	11,769,304
Series B-1, 5.00%, 08/01/29	32,630	36,515,088
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	1,005	1,059,994
Series B-1, 5.00%, 10/01/31 (Call 10/01/29)	1,175	1,313,824
Series B-1, 5.00%, 10/01/32 (Call 10/01/29)	1,000	1,116,559
Series B-1, 5.00%, 10/01/33 (Call 10/01/29)	6,310	7,042,123
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	1,800	1,893,636
Series B-1, 5.00%, 10/01/34 (Call 10/01/29)	2,500	2,786,636
Series B-1, 5.00%, 12/01/35 (Call 12/01/26)	7,815	8,215,217
Series B-1, 5.00%, 10/01/36 (Call 10/01/29)	14,240	15,705,112
Series B-1, 5.00%, 10/01/37 (Call 10/01/27)	3,000	3,179,661
Series B-1, 5.00%, 10/01/38 (Call 10/01/27)	6,455	6,815,723
Series B-1, 5.00%, 10/01/38 (Call 10/01/29)	5,000	5,451,220

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B-1, 5.00%, 12/01/38 (Call 12/01/26)	$1,500	$1,564,750
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	3,000	3,111,152
Series C, 4.00%, 08/01/34 (Call 02/01/28)	1,005	1,044,027
Series C, 4.00%, 08/01/35 (Call 02/01/26)	4,870	4,918,292
Series C, 4.00%, 08/01/36 (Call 08/01/30)	1,000	1,048,880
Series C, 4.00%, 08/01/40 (Call 08/01/30)	1,000	1,020,454
Series C, 5.00%, 08/01/25	4,055	4,162,855
Series C, 5.00%, 08/01/26	2,960	3,098,953
Series C, 5.00%, 08/01/27 (Call 02/01/25)	4,500	4,572,099
Series C, 5.00%, 08/01/28 (Call 02/01/25)	5,165	5,247,289
Series C, 5.00%, 08/01/28 (Call 02/01/26)	895	928,148
Series C, 5.00%, 08/01/28 (Call 02/01/27)	3,200	3,394,932
Series C, 5.00%, 08/01/29 (Call 02/01/26)	7,260	7,522,042
Series C, 5.00%, 08/01/29 (Call 02/01/28)	4,005	4,343,825
Series C, 5.00%, 08/01/30	1,485	1,689,147
Series C, 5.00%, 08/01/32 (Call 02/01/28)	2,435	2,632,892
Series C, 5.00%, 08/01/33 (Call 08/01/30)	3,000	3,411,161
Series C, 5.00%, 08/01/38 (Call 08/01/30)	8,670	9,612,816
Series C, 5.00%, 08/01/42 (Call 08/01/30)	3,225	3,492,454
Series C-1, 5.00%, 08/01/27	10,950	11,726,468
Series C-1, 5.00%, 08/01/28	3,000	3,290,993
Series C-1, 5.00%, 08/01/29	2,000	2,238,130
Series C-1, 5.00%, 08/01/30	6,750	7,677,939
Series C-1, 5.00%, 08/01/31 (Call 08/01/30)	1,500	1,708,289
Series C-1, 5.00%, 08/01/33 (Call 08/01/30)	15,635	17,777,835
Series C-1, 5.00%, 08/01/36 (Call 08/01/30)	2,815	3,151,166
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	3,000	3,018,397
Series D1, 4.00%, 12/01/42 (Call 12/01/28)	5,000	4,985,678
Series D1, 5.00%, 12/01/34 (Call 12/01/28)	5,000	5,470,634
Series D1, 5.00%, 12/01/40 (Call 12/01/28)	4,815	5,156,302
Series D1, 5.00%, 12/01/42 (Call 12/01/28)	4,020	4,280,867
Series D-1, 4.00%, 03/01/36 (Call 03/01/30)	2,700	2,832,271
Series D-1, 4.00%, 03/01/41 (Call 03/01/30)	2,000	2,025,945
Series D-1, 4.25%, 05/01/40 (Call 05/01/32)	2,500	2,612,312
Series D-1, 4.50%, 05/01/49 (Call 05/01/32)	3,625	3,717,242
Series D-1, 5.00%, 03/01/37 (Call 03/01/30)	2,500	2,775,810
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	3,000	3,275,408
Series D-1, 5.25%, 05/01/40 (Call 05/01/32)	3,500	3,987,520
Series D-1, 5.25%, 05/01/41 (Call 05/01/32)	9,300	10,540,378
Series D-1, 5.25%, 05/01/42 (Call 05/01/32)	8,000	8,990,861
Series D-1, 5.25%, 05/01/43 (Call 05/01/32)	8,500	9,517,836
Series D-1, 5.50%, 05/01/46 (Call 05/01/32)	5,300	5,970,323
Series E, 5.00%, 08/01/24	4,600	4,635,462
Series E, 5.00%, 08/01/25	3,220	3,305,646
Series E, 5.00%, 08/01/28 (Call 08/01/26)	1,900	1,991,746
Series E, 5.00%, 08/01/32 (Call 02/01/29)	1,000	1,103,591
Series E, 5.00%, 08/01/34 (Call 02/01/29)	1,000	1,102,125
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	2,600	2,613,708
Series E-1, 5.00%, 03/01/37 (Call 03/01/28)	2,500	2,677,439
Series E-1, 5.00%, 03/01/38 (Call 03/01/28)	2,500	2,666,401
Series E-1, 5.00%, 03/01/39 (Call 03/01/28)	2,000	2,126,736
Series E-1, 5.00%, 03/01/44 (Call 03/01/28)	41,965	44,120,385
Series F-1, 3.00%, 03/01/41 (Call 03/01/31)	1,000	865,077
Series F-1, 3.50%, 04/01/46 (Call 04/01/28)	4,000	3,592,832
Series F-1, 5.00%, 03/01/26	1,870	1,944,295
Series F-1, 5.00%, 04/01/34 (Call 04/01/28)	1,000	1,082,595
Series F-1, 5.00%, 06/01/36 (Call 06/01/25)	1,100	1,121,515
Series F-1, 5.00%, 04/01/37 (Call 04/01/28)	7,890	8,457,826
Series F-1, 5.00%, 03/01/39 (Call 03/01/31)	7,500	8,348,294
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	16,500	17,332,354
Series F-1, 5.00%, 03/01/50 (Call 03/01/31)	18,575	19,783,436

Security	Par (000)	Value

New York (continued)
Series F-3, 5.00%, 12/01/25	$2,280	$2,357,345
Series F-5, VRDN, 3.78%, 06/01/44 (Put 02/29/24)(b)	3,800	3,800,000
Series I-A, 4.00%, 04/01/36 (Call 10/01/30)	4,950	5,210,503
Series J, 5.00%, 08/01/24	7,795	7,855,093
Series J, 5.00%, 08/01/25 (Call 08/01/24)	2,170	2,186,199
Series J, 5.00%, 08/01/26	1,075	1,125,464
Series J, 5.00%, 08/01/28 (Call 08/01/24)	2,000	2,010,938
Series J, 5.00%, 08/01/32 (Call 08/01/24)	10,000	10,050,221
Series J-10, 5.00%, 08/01/26	4,470	4,679,837
Series J-5, 5.00%, 08/01/27	2,500	2,677,276
Series L-5, 5.00%, 04/01/34 (Call 04/01/31)	2,000	2,298,756
County of Nassau NY GOL 4.00%, 04/01/53 (Call 04/01/33)	11,000	10,513,560
Series C, 5.00%, 10/01/27	2,600	2,816,357
County of Westchester NY GOL, 4.00%, 12/01/38
(Call 12/01/31)	8,460	8,922,155
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	778,382
Hudson Yards Infrastructure Corp. RB 4.00%, 02/15/41 (Call 02/15/32)	7,905	8,065,243
5.00%, 02/15/34 (Call 02/15/32)	5,000	5,858,354
5.00%, 02/15/42 (Call 02/15/27) (BAM-TCRS)	11,000	11,463,819
Series A, 4.00%, 02/15/44 (Call 02/15/27)	17,640	17,459,391
Series A, 4.00%, 02/15/47 (Call 02/15/27) (AGM) .	23,030	22,628,748
Series A, 5.00%, 02/15/26	800	834,049
Series A, 5.00%, 02/15/27	1,005	1,074,032
Series A, 5.00%, 02/15/28 (Call 02/15/27)	1,035	1,100,843
Series A, 5.00%, 02/15/31 (Call 02/15/27)	1,150	1,219,859
Series A, 5.00%, 02/15/33 (Call 02/15/27)	5,000	5,301,087
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,600	1,694,251
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,350	2,474,046
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,149,319
Series A, 5.00%, 02/15/42 (Call 02/15/27)	7,360	7,659,861
Long Island Power Authority RB 1.00%, 09/01/25 (Call 04/01/24)	7,000	6,665,158
5.00%, 09/01/29	4,180	4,719,587
5.00%, 09/01/33	3,000	3,630,161
5.00%, 09/01/33 (Call 09/01/28)	1,000	1,092,447
5.00%, 09/01/38 (Call 09/01/28)	15,750	16,892,283
5.00%, 09/01/42 (Call 09/01/27)	2,755	2,883,109
5.00%, 09/01/46 (Call 09/01/26)	6,640	6,835,576
5.00%, 09/01/47 (Call 09/01/27)	4,000	4,152,923
5.00%, 09/01/47 (Call 09/01/27) (BAM-TCRS)	23,350	24,281,410
5.00%, 09/01/53 (Call 09/01/33)	1,175	1,291,877
Series A, 3.00%, 09/01/40 (Call 09/01/31)	3,150	2,739,827
Series A, 4.00%, 09/01/32 (Call 09/01/31)	8,000	8,652,553
Series A, 4.00%, 09/01/34 (Call 09/01/28)	5,000	5,255,120
Series A, 4.00%, 09/01/39 (Call 09/01/24) (AGM) .	2,000	2,002,729
Series A, 4.00%, 09/01/41 (Call 09/01/31)	500	508,134
Series A, 5.00%, 09/01/30	9,000	10,356,099
Series A, 5.00%, 09/01/34 (Call 09/01/24)	4,610	4,639,061
Series A, 5.00%, 09/01/44 (Call 09/01/24)	20,040	20,133,262
Series B, 5.00%, 09/01/32 (Call 09/01/26)	3,000	3,154,030
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	518,707
Series B, 5.00%, 09/01/45 (Call 09/01/25)	6,000	6,075,472
Series B, VRDN, 0.85%, 09/01/50 (Put 03/01/25)(b)	2,500	2,386,832
Series B, VRDN, 1.50%, 09/01/51 (Put 03/01/26)(b)	780	735,083

56	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority RB 4.00%, 11/15/38 (Call 01/02/24)	$1 ,130	$1,129,407
5.00%, 11/15/33 (Call 05/15/25)	3,105	3,156,777
5.00%, 11/15/37 (Call 11/15/26)	12,700	13,216,179
5.00%, 11/15/40 (Call 05/15/25)	10,050	10,150,461
5.00%, 11/15/43 (Call 01/02/24)	925	925,156
5.00%, 11/15/44 (Call 01/02/24)	3,075	3,075,446
5.00%, 11/15/46 (Call 05/15/32)	4,000	4,393,534
Series A, 0.00%, 11/15/30(a)	9,645	7,841,680
Series A, 4.00%, 11/15/40 (Call 05/15/32)	5,000	5,124,402
Series A, 5.00%, 11/15/42 (Call 05/15/27)	5,000	5,200,970
Series A, 5.00%, 11/15/47 (Call 05/15/27)	4,770	4,926,151
Series A, 5.25%, 11/15/29 (Call 11/15/26)	4,940	5,246,768
Series A-1, 4.00%, 11/15/42 (Call 05/15/30) (AGM)	2,500	2,487,989
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	3,500	3,427,385
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	9,650	9,388,581
Series A-1, 4.00%, 11/15/47 (Call 05/15/31)	5,000	4,832,189
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,035	979,004
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	3,975	4,014,735
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,500	1,525,130
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	4,525	4,622,733
Series A-1, 5.25%, 11/15/57 (Call 05/15/27)	2,070	2,122,100
Series A-2, 4.00%, 11/15/42 (Call 05/15/31)	10,000	9,890,124
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	3,000	3,150,015
Series B, 4.00%, 11/15/36 (Call 11/15/26)	3,065	3,075,389
Series B, 4.00%, 11/15/45 (Call 05/15/25)	1,960	1,903,727
Series B, 5.00%, 11/15/25	2,000	2,064,278
Series B, 5.00%, 11/15/26	3,000	3,158,870
Series B, 5.00%, 11/15/27 (Call 11/15/26)	2,380	2,499,012
Series B, 5.00%, 11/15/28	5,810	6,332,423
Series B, 5.00%, 11/15/37 (Call 11/15/26)	2,180	2,262,058
Series B, 5.00%, 11/15/52 (Call 05/15/29)	4,090	4,231,490
Series B, 5.25%, 11/15/44 (Call 05/15/24)	35,845	35,895,907
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,069,538
Series B-1, 5.00%, 11/15/36 (Call 11/15/26)	15,000	15,656,923
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	1,895	1,941,424
Series B-1, 5.25%, 11/15/57 (Call 11/15/27)	1,000	1,044,981
Series B-2, 5.00%, 11/15/33 (Call 11/15/27)	6,940	7,455,319
Series B-2, 5.00%, 11/15/38 (Call 11/15/26)	2,745	2,847,950
Series C, 4.00%, 11/15/45 (Call 11/15/29) (AGM)	1,280	1,254,803
Series C, 4.00%, 11/15/46 (Call 11/15/29) (AGM)	3,500	3,421,081
Series C, 4.00%, 11/15/47 (Call 11/15/29) (AGM)	3,500	3,408,756
Series C, 5.00%, 11/15/40 (Call 11/15/29)	4,500	4,790,111
Series C, 5.00%, 11/15/43 (Call 11/15/29) (BAM)	1,000	1,059,550
Series C-1, 4.00%, 11/15/32 (Call 05/15/28)	16,000	16,329,502
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,500	2,537,273
Series C-1, 4.00%, 11/15/37 (Call 05/15/28)	7,500	7,538,728
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	6,495	6,518,140
Series C-1, 4.75%, 11/15/45 (Call 05/15/30)	8,500	8,742,985
Series C-1, 5.00%, 11/15/25	10,320	10,652,694
Series C-1, 5.00%, 11/15/26	12,250	12,899,245
Series C-1, 5.00%, 11/15/27	6,265	6,717,488
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	5,000	5,149,230
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	3,215	3,477,223
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	4,995	5,388,321
Series C-1, 5.00%, 11/15/31 (Call 05/15/28)	1,200	1,288,512
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	4,000	4,275,832
Series C-1, 5.00%, 11/15/35 (Call 11/15/25)	480	491,526
Series C-1, 5.00%, 11/15/50 (Call 05/15/30)	28,880	30,197,214
Series C-1, 5.00%, 11/15/56 (Call 11/15/26)	4,370	4,434,298

Security	Par (000)	Value

New York (continued)
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	$12,310	$13,028,708
Series C-2, 0.00%, 11/15/29(a)	1,295	1,074,893
Series C-2, 0.00%, 11/15/33(a)	1,040	741,272
Series D, 4.00%, 11/15/42 (Call 05/15/28)	2,000	1,957,582
Series D, 4.00%, 11/15/46 (Call 05/15/28)	7,000	6,731,720
Series D, 5.00%, 11/15/29 (Call 11/15/26)	1,075	1,125,344
Series D, 5.00%, 11/15/30 (Call 11/15/26)	1,500	1,568,664
Series D, 5.00%, 11/15/32 (Call 05/15/28)	3,000	3,217,246
Series D, 5.00%, 11/15/33 (Call 05/15/28)	1,500	1,606,692
Series D, 5.00%, 11/15/35 (Call 05/15/28)	535	569,800
Series D1, 5.00%, 11/15/43 (Call 11/15/30)	16,750	17,856,349
Series D1, 5.00%, 11/15/44 (Call 11/15/30)	17,000	18,071,117
Series D1, 5.00%, 11/15/45 (Call 11/15/30)	3,500	3,710,321
Series D-1, 5.00%, 11/15/29 (Call 11/15/25)	7,000	7,186,713
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	5,100	5,129,199
Series D-1, 5.25%, 11/15/44 (Call 11/15/24)	3,030	3,048,131
Series D-1, VRDN, 5.00%, 11/15/34 (Put 11/15/24)(b)	4,000	4,017,371
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	9,000	8,588,294
Series E, 4.00%, 11/15/45 (Call 11/15/30)	10,905	10,641,462
Series F, 5.00%, 11/15/26 (Call 11/15/25)	1,150	1,186,249
Monroe County Industrial Development Corp./NY RB 5.00%, 07/01/34 (Call 07/01/33)	3,000	3,629,331
Series A, 4.00%, 07/01/50 (Call 07/01/30)	32,280	31,334,525
MTA Hudson Rail Yards Trust Obligations RB
Series A, 5.00%, 11/15/51 (Call 03/21/24)	4,000	3,994,039
Series A, 5.00%, 11/15/56 (Call 03/21/24)	10,000	9,880,376
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/33 (Call 05/15/31)	5,290	5,821,709
Series A, 4.00%, 11/15/34 (Call 05/15/31)	2,210	2,419,116
Series A, 4.00%, 11/15/35 (Call 05/15/31)	945	1,025,238
Series A, 5.00%, 11/15/30	2,500	2,900,739
Series A, 5.00%, 11/15/31 (Call 05/15/31)	10,000	11,771,270
Series A, 5.00%, 11/15/32 (Call 05/15/31)	5,015	5,892,842
Series A, 5.00%, 11/15/33 (Call 05/15/31)	5,000	5,871,582
Series A, 5.00%, 11/15/34 (Call 05/15/31)	5,020	5,884,884
Series A, 5.00%, 11/15/35 (Call 05/15/31)	5,180	6,044,604
New York City Industrial Development Agency RB, 4.00%, 03/01/45 (Call 09/01/30)	1,600	1,565,394
New York City Municipal Water Finance Authority RB 3.00%, 06/15/40 (Call 12/15/30)	8,470	7,469,706
4.00%, 06/15/37 (Call 06/15/29)	9,245	9,553,457
4.00%, 06/15/41 (Call 06/15/30)	6,955	7,037,474
4.00%, 06/15/42 (Call 06/15/30)	5,000	5,042,260
4.00%, 06/15/42 (Call 12/15/30)	3,420	3,450,935
4.00%, 06/15/43 (Call 12/15/30)	10,000	10,053,868
4.00%, 06/15/46 (Call 06/15/25)	5,000	4,952,871
4.00%, 06/15/48 (Call 12/15/27)	8,830	8,612,696
4.00%, 06/15/50 (Call 12/15/30)	15,500	15,169,729
4.13%, 06/15/46 (Call 06/15/33)	3,500	3,520,669
4.13%, 06/15/47 (Call 06/15/33)	5,000	5,005,469
5.00%, 06/15/31	4,280	5,016,172
5.00%, 06/15/32 (Call 12/15/25)	7,880	8,150,721
5.00%, 06/15/33 (Call 06/15/27)	3,945	4,220,439
5.00%, 06/15/37 (Call 06/15/28)	2,720	2,930,150
5.00%, 06/15/39 (Call 06/15/29)	5,000	5,435,673
5.00%, 06/15/47 (Call 12/15/32)	2,595	2,856,039
5.00%, 06/15/48 (Call 06/15/31)	9,040	9,792,773
5.00%, 06/15/51 (Call 06/15/31)	5,530	5,949,938
VRDN, 3.72%, 06/15/49 (Put 02/29/24)(b)	13,225	13,225,000

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
VRDN, 3.75%, 06/15/44 (Put 02/29/24)(b)	$53,270	$53,270,000
VRDN, 3.78%, 06/15/53 (Put 02/29/24)(b)	21,000	21,000,000
Series AA, 4.00%, 06/15/40 (Call 12/15/29)	7,295	7,391,799
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	3,275	3,267,951
Series AA, 5.00%, 06/15/40 (Call 12/15/29)	2,480	2,704,357
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	2,000	2,003,632
Series AA1, VRDN, 3.75%, 06/15/50 (Put 02/29/24)(b)	27,520	27,520,000
Series AA-1, 4.00%, 06/15/51 (Call 06/15/31)	8,250	8,054,548
Series AA2, VRDN, 3.75%, 06/15/50 (Put 02/29/24)(b)	58,045	58,045,000
Series B, VRDN, 3.78%, 06/15/50 (Put 02/29/24)(b)	10,000	10,000,000
Series BB, 4.00%, 06/15/47 (Call 03/21/24)	22,165	21,445,675
Series BB, 4.63%, 06/15/46 (Call 03/21/24)	1,020	1,020,241
Series BB1, 3.00%, 06/15/50 (Call 12/15/30)	8,780	6,900,856
Series BB-1, 3.00%, 06/15/44 (Call 12/15/31)	10,695	8,975,173
Series BB-1, 4.00%, 06/15/45 (Call 12/15/31)	5,450	5,450,323
Series BB-1, 4.00%, 06/15/49 (Call 12/15/29)	12,000	11,737,874
Series BB-1, 5.00%, 06/15/49 (Call 12/15/29)	31,975	34,120,903
Series BB2, 4.00%, 06/15/42 (Call 12/15/30)	12,505	12,618,110
Series BB-2, VRDN, 3.72%, 06/15/35 (Put 02/29/24)(b)	5,985	5,985,000
Series C, 5.00%, 06/15/26 (Call 12/15/24)	2,750	2,785,958
Series CC, 5.00%, 06/15/46 (Call 06/15/26)	14,800	15,233,471
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	1,400	1,442,850
Series CC-1, 4.00%, 06/15/49 (Call 12/15/29)	7,930	7,744,616
Series CC-1, 4.00%, 06/15/51 (Call 06/15/31)	1,750	1,708,541
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	10,920	10,936,765
Series CC-1, 5.00%, 06/15/48 (Call 06/15/27)	28,230	29,277,553
Series CC-1, 5.00%, 06/15/49 (Call 12/15/29)	1,500	1,600,668
Series CC-2, 4.00%, 06/15/42 (Call 12/15/29)	11,000	11,097,688
Series CC-2, 5.00%, 06/15/25	1,375	1,411,326
Series DD, 5.00%, 06/15/26	11,800	12,409,861
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	9,430	9,463,834
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	1,000	1,002,659
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	19,590	20,297,338
Series DD, 5.25%, 06/15/47 (Call 12/15/26)	7,735	8,096,293
Series DD1, 5.00%, 06/15/48 (Call 12/15/27)	40,855	42,645,058
Series DD-1, 4.00%, 06/15/49 (Call 06/15/28)	3,860	3,763,854
Series DD-1, 5.00%, 06/15/30	2,000	2,302,443
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	5,375	5,568,189
Series DD-2, 5.00%, 06/15/40 (Call 12/15/27)	2,500	2,658,115
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	4,500	4,538,034
Series EE, 4.00%, 06/15/39 (Call 06/15/32)	6,000	6,223,852
Series EE, 4.00%, 06/15/45 (Call 06/15/32)	5,000	5,000,326
Series EE, 5.00%, 06/15/28	3,520	3,881,061
Series EE, 5.00%, 06/15/30	3,500	4,029,276
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	2,000	2,126,880
Series EE, 5.00%, 06/15/39 (Call 06/15/32)	6,250	7,124,447
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	6,650	7,070,585
Series EE, 5.00%, 06/15/45 (Call 06/15/24)	11,575	11,594,395
Series EE, 5.00%, 06/15/45 (Call 06/15/28)	10,750	11,372,867
Series EE, 5.00%, 06/15/45 (Call 06/15/32)	28,145	31,079,989
Series EE-2, 4.00%, 06/15/40 (Call 06/15/29)	6,500	6,579,475
Series EE-2, 5.00%, 06/15/40 (Call 06/15/29)	2,010	2,177,413
Series FF, 4.00%, 06/15/41 (Call 06/15/30)	1,000	1,011,858
Series FF, 5.00%, 06/15/27 (PR 06/15/25)	1,335	1,369,271
Series FF, 5.00%, 06/15/38 (Call 06/15/28)	1,000	1,073,323
Series FF, 5.00%, 06/15/39 (Call 06/15/25)	4,095	4,170,739
Series FF, 5.00%, 06/15/39 (Call 06/15/28)	5,750	6,162,830

Security	Par (000)	Value

New York (continued)
Series FF, 5.00%, 06/15/40 (Call 06/15/28)	$7,935	$8,479,228
Series FF, 5.00%, 06/15/41 (Call 06/15/30)	1,000	1,098,878
Series FF-1, 4.00%, 06/15/49 (Call 06/15/29)	10,000	9,781,562
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	3,500	3,716,467
Series FF-2, 4.00%, 06/15/36 (Call 06/15/29)	6,315	6,583,011
Series FF-2, 4.00%, 06/15/41 (Call 06/15/29)	4,590	4,640,953
Series FF-2, 5.00%, 06/15/35 (Call 06/15/29)	26,665	29,543,753
Series GG, 5.00%, 06/15/31 (Call 06/15/25)	2,505	2,564,629
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	1,815	1,853,149
Series GG, 5.00%, 06/15/39 (Call 06/15/25)	5,780	5,873,823
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	18,695	20,050,698
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	8,445	9,017,297
Series GG-2, 4.00%, 06/15/50 (Call 06/15/30)	11,500	11,254,960
Series GG-2, 5.00%, 06/15/29 (Call 12/15/27)	13,500	14,645,368
New York City Transitional Finance Authority Building Aid Revenue RB 3.00%, 07/15/38 (Call 07/15/31) (SAW)	9,000	8,120,628
3.00%, 07/15/49 (Call 07/15/29)	1,375	1,085,866
5.00%, 05/01/24	2,500	2,506,873
5.00%, 07/15/25 (SAW)	380	389,899
5.00%, 07/15/25 (ETM) (SAW)	2,085	2,138,510
5.00%, 07/15/31 (Call 07/15/27) (SAW)	2,025	2,152,910
5.00%, 07/15/32 (SAW)	1,900	2,261,233
5.00%, 07/15/32 (Call 01/15/26) (SAW)	5,000	5,159,053
5.00%, 11/01/33	8,000	9,636,356
5.00%, 07/15/36 (Call 07/15/25) (SAW)	1,500	1,530,846
5.00%, 11/01/36 (Call 05/01/34)	5,200	6,183,243
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	3,000	3,195,987
Series S-1, 5.00%, 07/15/31 (Call 01/15/25) (SAW)	11,050	11,206,080
Series S-1, 5.00%, 07/15/35 (Call 01/15/25) (SAW)	1,500	1,520,161
Series S-1, 5.00%, 07/15/35 (Call 07/15/27) (SAW)	8,425	8,936,888
Series S-1, 5.00%, 07/15/40 (Call 01/15/25) (SAW)	1,730	1,745,446
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	2,170	2,187,166
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	9,900	10,076,427
Series S-1, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	10,710	11,344,981
Series S-1A, 4.00%, 07/15/34 (Call 07/15/31) (SAW)	1,000	1,069,255
Series S-1A, 4.00%, 07/15/35 (Call 07/15/31) (SAW)	16,175	17,182,609
Series S-1A, 5.00%, 07/15/32 (Call 07/15/31) (SAW)	1,500	1,754,082
Series S-1A, 5.00%, 07/15/33 (Call 07/15/31) (SAW)	6,250	7,284,405
Series S-2, 5.00%, 07/15/33 (Call 07/15/25) (SAW)	2,000	2,045,695
Series S-2, 5.00%, 07/15/35 (Call 07/15/25) (SAW)	1,500	1,533,061
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	6,240	6,333,298
Series S-2A, 4.00%, 07/15/36 (Call 07/15/28) (SAW)	2,000	2,054,486
Series S-2A, 5.00%, 07/15/34 (Call 07/15/28) (SAW)	3,000	3,270,188

58	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series S-2A, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	$3,000	$3,260,594
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	2,500	2,525,999
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	8,295	9,093,808
Series S-3, 5.00%, 07/15/34 (Call 07/15/25) (SAW)	7,500	7,669,338
Series S-3, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	5,000	5,434,322
Series S-3, 5.00%, 07/15/36 (Call 07/15/28) (SAW)	5,000	5,409,029
Series S-3, 5.00%, 07/15/37 (Call 07/15/28) (SAW)	1,000	1,077,009
Series S-3, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	6,250	6,620,554
Series S-4A, 5.00%, 07/15/25 (SAW)	1,850	1,898,191
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,500	2,740,750
Series S-4A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	2,750	3,008,232
Series S-4A, 5.00%, 07/15/37 (Call 07/15/28) (SAW)	5,200	5,600,448
New York City Transitional Finance Authority Future Tax Secured Revenue RB 3.00%, 11/01/37 (Call 11/01/30)	2,000	1,882,156
3.00%, 11/01/39 (Call 11/01/30)	2,000	1,789,030
4.00%, 05/01/36 (Call 11/01/30)	10,000	10,527,458
4.00%, 05/01/37 (Call 11/01/30)	4,750	4,949,415
4.00%, 05/01/38 (Call 11/01/30)	9,000	9,263,489
4.00%, 08/01/38 (Call 08/01/32)	1,500	1,551,335
4.00%, 11/01/38 (Call 11/01/30)	11,875	12,196,809
4.00%, 02/01/39 (Call 02/01/31)	3,000	3,059,458
4.00%, 02/01/39 (Call 02/01/32)	2,960	3,026,010
4.00%, 05/01/39 (Call 11/01/30)	3,285	3,349,525
4.00%, 05/01/40 (Call 11/01/30)	6,000	6,067,816
4.00%, 05/01/41 (Call 11/01/30)	2,000	2,014,981
4.00%, 02/01/42 (Call 02/01/31)	5,000	5,013,471
4.00%, 02/01/42 (Call 02/01/32)	4,230	4,242,820
4.00%, 05/01/42 (Call 11/01/30)	7,770	7,798,646
4.00%, 05/01/43 (Call 11/01/30)	5,000	4,990,078
4.00%, 02/01/47 (Call 02/01/32)	26,305	25,667,269
4.00%, 11/01/47 (Call 11/01/30)	8,725	8,498,885
4.00%, 08/01/48 (Call 08/01/32)	14,595	14,175,645
4.00%, 02/01/51 (Call 02/01/33)	1,595	1,536,945
4.00%, 05/01/53 (Call 05/01/33)	3,000	2,861,468
5.00%, 11/01/25	14,775	15,282,629
5.00%, 11/01/26	1,210	1,280,927
5.00%, 08/01/27	2,960	3,187,883
5.00%, 08/01/27 (Call 08/01/24)	1,070	1,076,984
5.00%, 11/01/27	13,540	14,665,450
5.00%, 11/01/28	34,540	38,264,694
5.00%, 11/01/28 (Call 11/01/27)	6,000	6,486,019
5.00%, 11/01/29	24,275	27,447,230
5.00%, 11/01/30	4,000	4,603,287
5.00%, 02/01/31 (Call 04/02/24)	12,255	12,268,922
5.00%, 05/01/31 (Call 11/01/30)	3,500	4,031,605
5.00%, 05/01/32 (Call 05/01/26)	3,380	3,517,632
5.00%, 11/01/32 (Call 11/01/30)	3,035	3,493,201
5.00%, 11/01/32 (Call 05/01/32)	5,025	5,937,798
5.00%, 05/01/33 (Call 05/01/28)	13,990	15,168,744

Security	Par (000)	Value

New York (continued)
5.00%, 11/01/33 (Call 11/01/30)	$3,055	$3,514,212
5.00%, 11/01/33 (Call 05/01/31)	2,500	2,899,778
5.00%, 11/01/33 (Call 11/01/31)	3,000	3,510,118
5.00%, 02/01/34 (Call 04/02/24)	10,000	10,011,360
5.00%, 05/01/34 (Call 05/01/26)	3,010	3,130,644
5.00%, 05/01/34 (Call 05/01/33)	6,000	7,181,963
5.00%, 11/01/34 (Call 05/01/29)	4,000	4,434,177
5.00%, 11/01/36 (Call 11/01/30)	16,345	18,469,002
5.00%, 05/01/37 (Call 11/01/30)	11,385	12,797,084
5.00%, 05/01/38 (Call 05/01/33)	1,000	1,156,155
5.00%, 05/01/39 (Call 05/01/27)	11,400	11,954,336
5.00%, 05/01/39 (Call 05/01/33)	2,005	2,307,880
5.00%, 08/01/39 (Call 08/01/32)	8,000	9,121,875
5.00%, 11/01/39 (Call 05/01/33)	16,135	18,572,392
5.00%, 05/01/40 (Call 05/01/26)	3,200	3,300,506
5.00%, 05/01/40 (Call 05/01/33)	2,000	2,283,951
5.00%, 02/01/41 (Call 02/01/24)	5,000	5,005,680
5.00%, 02/01/41 (Call 02/01/32)	3,665	4,091,106
5.00%, 02/01/45 (Call 02/01/33)	20,000	22,092,168
5.00%, 08/01/45 (Call 08/01/31)	16,000	17,429,669
5.00%, 02/01/51 (Call 02/01/32)	10,000	10,700,227
5.25%, 11/01/37 (Call 11/01/32)	5,375	6,303,397
5.25%, 11/01/38 (Call 11/01/32)	1,000	1,165,832
5.25%, 08/01/42 (Call 08/01/32)	6,425	7,297,030
5.25%, 11/01/48 (Call 11/01/32)	7,190	7,944,539
5.50%, 11/01/45 (Call 11/01/32)	7,650	8,774,392
VRDN, 3.72%, 08/01/41 (Put 02/29/24)(b)	21,635	21,635,000
VRDN, 3.72%, 02/01/45 (Put 02/29/24)(b)	17,010	17,010,000
VRDN, 3.75%, 02/01/45 (Put 02/29/24)(b)	112,270	112,270,000
Series A, 5.00%, 08/01/37 (Call 08/01/28)	1,560	1,675,257
Series A-1, 4.00%, 11/01/36 (Call 11/01/31)	5,005	5,281,726
Series A-1, 4.00%, 08/01/41 (Call 08/01/28)	2,000	2,004,139
Series A-1, 5.00%, 11/01/26	2,240	2,371,303
Series A-1, 5.00%, 08/01/29 (Call 08/01/24)	3,040	3,059,594
Series A-1, 5.00%, 08/01/29 (Call 08/01/25)	5,000	5,125,344
Series A-1, 5.00%, 08/01/31 (Call 08/01/25)	1,300	1,331,324
Series A-1, 5.00%, 08/01/34 (Call 08/01/24)	1,000	1,006,201
Series A-1, 5.00%, 08/01/34 (Call 08/01/28)	2,030	2,206,890
Series A-1, 5.00%, 11/01/34 (Call 11/01/31)	5,335	6,219,116
Series A-1, 5.00%, 08/01/35 (Call 08/01/25)	1,670	1,708,385
Series A-1, 5.00%, 11/01/35 (Call 04/02/24)	30,275	30,311,793
Series A-1, 5.00%, 08/01/37 (Call 08/01/25)	2,500	2,552,959
Series A-1, 5.00%, 08/01/38 (Call 08/01/24)	750	753,645
Series A-1, 5.00%, 11/01/38 (Call 04/02/24)	3,725	3,729,527
Series A-1, 5.00%, 08/01/42 (Call 08/01/28)	3,040	3,220,327
Series A2, 5.00%, 05/01/36 (Call 05/01/29)	5,000	5,502,236
Series A2, 5.00%, 05/01/37 (Call 05/01/29)	2,500	2,735,329
Series A2, 5.00%, 05/01/38 (Call 05/01/29)	3,780	4,115,315
Series A-2, 5.00%, 08/01/33 (Call 08/01/27)	3,570	3,816,412
Series A-2, 5.00%, 08/01/35 (Call 08/01/27)	2,165	2,311,687
Series A-3, 4.00%, 05/01/41 (Call 05/01/29)	25,880	26,060,381
Series A-3, 4.00%, 05/01/42 (Call 05/01/29)	10,795	10,847,538
Series A-3, 4.00%, 08/01/42 (Call 08/01/27)	4,750	4,748,180
Series A-3, 4.00%, 05/01/43 (Call 05/01/29)	2,955	2,958,341
Series A-3, 4.00%, 05/01/44 (Call 05/01/29)	11,000	10,946,616
Series A-3, 5.00%, 08/01/40 (Call 08/01/27)	5,000	5,252,170
Series A-3, 5.00%, 08/01/41 (Call 08/01/27)	5,000	5,241,114
Series A4, VRDN, 3.78%, 08/01/39 (Put 02/29/24)(b)	40,000	40,000,000
Series A-4, VRDN, 3.75%, 08/01/45 (Put 03/01/24)(b)	37,585	37,585,000

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A-6, 5.00%, 08/01/29	$5,560	$6,254,837
Series B-1, 4.00%, 08/01/35 (Call 08/01/27)	1,605	1,646,942
Series B-1, 4.00%, 08/01/37 (Call 08/01/26)	1,080	1,090,190
Series B-1, 4.00%, 08/01/39 (Call 08/01/31)	6,500	6,639,646
Series B-1, 4.00%, 11/01/41 (Call 11/01/29)	1,000	1,008,205
Series B-1, 4.00%, 08/01/42 (Call 08/01/31)	7,710	7,730,893
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	5,750	5,781,195
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	5,250	5,166,590
Series B-1, 4.00%, 08/01/45 (Call 08/01/31)	18,165	17,846,466
Series B-1, 4.00%, 11/01/45 (Call 11/01/29)	31,680	31,339,199
Series B-1, 4.00%, 11/01/47 (Call 11/01/29)	4,000	3,914,014
Series B-1, 4.00%, 08/01/48 (Call 08/01/31)	1,750	1,699,718
Series B-1, 5.00%, 11/01/26	1,245	1,317,979
Series B-1, 5.00%, 08/01/28 (Call 08/01/24)	3,415	3,437,150
Series B-1, 5.00%, 08/01/30 (Call 08/01/27)	1,000	1,072,948
Series B-1, 5.00%, 08/01/31 (Call 08/01/26)	3,500	3,663,536
Series B-1, 5.00%, 08/01/32 (Call 08/01/26)	1,760	1,841,399
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,069,023
Series B-1, 5.00%, 08/01/34 (Call 08/01/24)	4,795	4,824,734
Series B-1, 5.00%, 08/01/34 (Call 08/01/28)	1,000	1,087,138
Series B-1, 5.00%, 11/01/34 (Call 11/01/29)	1,000	1,118,284
Series B-1, 5.00%, 08/01/35 (Call 08/01/24)	7,000	7,042,268
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	3,000	3,251,477
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	2,475	2,543,407
Series B-1, 5.00%, 11/01/35 (Call 11/01/29)	8,500	9,453,146
Series B-1, 5.00%, 08/01/36 (Call 08/01/26)	9,000	9,386,400
Series B-1, 5.00%, 11/01/36 (Call 05/01/24)	210	210,429
Series B-1, 5.00%, 08/01/38 (Call 08/01/26)	9,000	9,343,964
Series B-1, 5.00%, 08/01/39 (Call 08/01/24)	3,300	3,314,966
Series B-1, 5.00%, 11/01/40 (Call 05/01/24)	40,140	40,197,541
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	3,500	3,645,976
Series B-1, 5.25%, 08/01/37 (Call 08/01/28)	3,000	3,252,260
Series B-4, VRDN, 3.75%, 08/01/42 (Put 02/29/24)(b)	20,000	20,000,000
Series C, 5.00%, 11/01/25	2,075	2,146,291
Series C, 5.00%, 11/01/26	4,355	4,610,279
Series C, 5.00%, 11/01/26 (Call 05/01/24)	1,050	1,052,516
Series C, 5.00%, 11/01/27 (Call 05/01/25)	4,005	4,087,255
Series C, 5.00%, 11/01/28 (Call 11/01/25)	1,000	1,030,418
Series C, 5.00%, 11/01/29 (Call 05/01/27)	7,270	7,770,950
Series C-1, 4.00%, 11/01/37 (Call 05/01/29)	11,000	11,330,892
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,023,269
Series C-1, 4.00%, 11/01/39 (Call 05/01/29)	10,135	10,309,258
Series C-1, 4.00%, 11/01/40 (Call 05/01/29)	18,370	18,562,126
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	16,540	16,622,513
Series C-3, 4.00%, 05/01/42 (Call 05/01/28)	5,780	5,781,060
Series C-3, 4.00%, 05/01/43 (Call 05/01/28)	5,000	4,963,644
Series C-3, 5.00%, 05/01/39 (Call 05/01/28)	7,015	7,461,291
Series C-3, 5.00%, 05/01/40 (Call 05/01/28)	6,260	6,639,991
Series C-3, 5.00%, 05/01/41 (Call 05/01/28)	2,000	2,115,578
Series C-4, VRDN, 3.75%, 11/01/36(b)	8,520	8,520,000
Series D-1, 5.00%, 02/01/29 (Call 04/02/24)	3,500	3,503,976
Series D-S, 3.00%, 11/01/50 (Call 11/01/30)	3,675	2,884,729
Series D-S, 4.00%, 11/01/39 (Call 11/01/30)	4,000	4,075,443
Series D-S, 4.00%, 11/01/43 (Call 11/01/30)	13,000	12,981,769
Series E-1, 3.00%, 02/01/51 (Call 02/01/31)	2,000	1,551,747
Series E-1, 4.00%, 02/01/40 (Call 02/01/31)	2,500	2,533,252
Series E-1, 4.00%, 02/01/43 (Call 02/01/31)	4,000	3,963,531
Series E-1, 4.00%, 02/01/44 (Call 02/01/27)	2,195	2,170,105
Series E-1, 4.00%, 02/01/46 (Call 02/01/31)	30,580	30,026,970
Series E-1, 4.00%, 02/01/49 (Call 02/01/31)	1,000	969,882

Security	Par (000)	Value

New York (continued)
Series E-1, 5.00%, 02/01/30 (Call 02/01/26)	$1,440	$1,491,935
Series E-1, 5.00%, 02/01/31 (Call 02/01/25)	2,250	2,283,621
Series E-1, 5.00%, 02/01/31 (Call 02/01/26)	1,000	1,035,689
Series E-1, 5.00%, 02/01/33 (Call 02/01/25)	1,710	1,735,091
Series E-1, 5.00%, 02/01/33 (Call 02/01/27)	1,000	1,058,021
Series E-1, 5.00%, 02/01/34 (Call 02/01/25)	1,000	1,014,583
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	5,430	5,618,682
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	4,595	4,860,217
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	2,630	2,667,409
Series E-1, 5.00%, 02/01/37 (Call 02/01/26)	5,135	5,293,199
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	2,685	2,819,999
Series E-1, 5.00%, 02/01/40 (Call 02/01/26)	4,150	4,262,355
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	15,650	15,826,341
Series E-1, 5.00%, 02/01/43 (Call 02/01/27)	2,820	2,925,150
Series F-1, 4.00%, 05/01/37 (Call 05/01/27)	6,935	7,028,838
Series F-1, 4.00%, 05/01/44 (Call 05/01/27)	1,000	988,345
Series F-1, 4.00%, 02/01/51 (Call 02/01/32)	10,925	10,527,349
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	5,000	5,327,254
Series F-1, 5.00%, 05/01/32 (Call 05/01/27)	3,250	3,458,695
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	3,210	3,400,047
Series F-1, 5.00%, 02/01/40 (Call 02/01/32)	1,350	1,518,682
Series F-1, 5.00%, 02/01/43 (Call 02/01/32)	1,000	1,103,822
New York City Transitional Finance Authority RB 4.00%, 02/01/40	16,775	16,775,329
4.38%, 05/01/53 (Call 11/01/33)	25,000	25,070,330
5.00%, 08/01/24	3,640	3,665,989
5.00%, 08/01/27	5,750	6,178,049
5.00%, 11/01/29	8,075	9,130,232
5.00%, 11/01/34 (Call 05/01/34)	10,000	12,141,047
5.00%, 05/01/35 (Call 11/01/33)	5,000	5,997,398
5.00%, 11/01/35 (Call 05/01/34)	10,000	12,042,216
5.00%, 11/01/37 (Call 05/01/34)	7,500	8,810,435
5.00%, 11/01/38 (Call 05/01/34)	7,000	8,167,645
5.00%, 05/01/39 (Call 11/01/33)	1,500	1,737,228
5.00%, 11/01/39 (Call 05/01/34)	5,850	6,816,034
5.00%, 05/01/40 (Call 11/01/33)	2,500	2,871,510
5.00%, 05/01/43 (Call 11/01/33)	3,000	3,369,598
5.25%, 05/01/48 (Call 11/01/33)	6,855	7,643,342
5.50%, 05/01/44 (Call 11/01/33)	2,000	2,338,406
5.50%, 05/01/47 (Call 11/01/33)	2,500	2,875,698
New York Convention Center Development Corp. RB 5.00%, 11/15/40 (Call 11/15/25)	1,500	1,520,855
5.00%, 11/15/45 (Call 11/15/25)	1,000	1,012,147
Series A, 0.00%, 11/15/47(a)	2,500	793,853
Series A, 0.00%, 11/15/55(a)	2,500	508,992
New York Power Authority RB 4.00%, 11/15/37 (Call 11/15/31) (AGM)	500	517,701
4.00%, 11/15/41 (Call 11/15/31) (AGM)	2,000	2,013,146
4.00%, 11/15/47 (Call 11/15/31)	4,000	3,954,742
4.00%, 11/15/52 (Call 11/15/31) (AGM)	12,825	12,507,952
4.00%, 11/15/61 (Call 11/15/31)	5,000	4,788,680
5.00%, 11/15/28 (AGM)	1,000	1,113,942
5.00%, 11/15/32 (Call 11/15/31) (AGM)	1,000	1,176,138
Series A, 3.25%, 11/15/60 (Call 05/15/30)	1,000	774,560
Series A, 4.00%, 11/15/45 (Call 05/15/30)	10,555	10,449,274
Series A, 4.00%, 11/15/50 (Call 05/15/30)	37,950	37,318,573
Series A, 4.00%, 11/15/55 (Call 05/15/30)	9,090	8,765,133
Series A, 4.00%, 11/15/60 (Call 05/15/30)	18,210	17,383,583
New York State Dormitory Authority RB 3.00%, 03/15/51 (Call 03/15/32)	27,350	21,158,275

60	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
4.00%, 07/01/36 (Call 07/01/27)	$5,000	$5,101,684
4.00%, 07/01/37 (Call 07/01/28)	14,710	15,013,531
4.00%, 02/15/38 (Call 02/15/30)	2,000	2,057,016
4.00%, 02/15/39 (Call 02/15/30)	4,415	4,508,960
4.00%, 03/15/41 (Call 03/15/31)	3,995	4,036,635
4.00%, 07/01/41 (Call 07/01/28)	1,000	1,001,611
4.00%, 03/15/43 (Call 03/15/31)	10,000	10,019,530
4.00%, 03/15/45 (Call 03/15/32)	5,000	4,938,773
4.00%, 07/01/45 (Call 07/01/29)	10,000	9,918,996
4.00%, 03/15/46 (Call 09/15/30)	4,905	4,826,021
4.00%, 03/15/46 (Call 03/15/32)	11,000	10,822,881
4.00%, 03/15/48 (Call 03/15/32)	7,570	7,380,116
4.00%, 02/15/49 (Call 02/15/30)	3,550	3,447,369
4.00%, 03/15/49 (Call 03/15/32)	4,000	3,882,648
4.00%, 07/01/50 (Call 07/01/29)	5,000	4,791,894
4.00%, 07/01/50 (Call 07/01/30)	1,500	1,467,791
5.00%, 02/15/26	2,570	2,680,959
5.00%, 02/15/26 (ETM)	8,450	8,795,231
5.00%, 03/15/29	7,950	8,882,855
5.00%, 03/15/30	39,170	44,713,671
5.00%, 02/15/31 (Call 02/15/27)	5,000	5,293,559
5.00%, 03/15/31	41,125	47,753,120
5.00%, 03/15/33	5,000	5,989,064
5.00%, 03/15/33 (Call 09/15/25)	4,840	4,959,688
5.00%, 09/15/33 (Call 03/15/33)	14,690	17,654,471
5.00%, 03/15/34 (Call 03/15/33)	17,520	20,949,659
5.00%, 03/15/35 (Call 03/15/32)	14,000	16,393,674
5.00%, 03/15/35 (Call 03/15/33)	18,305	21,877,277
5.00%, 02/15/36 (Call 02/15/27)	1,495	1,575,937
5.00%, 02/15/36 (PR 02/15/27)	5	5,334
5.00%, 03/15/36 (Call 03/15/33)	9,000	10,654,540
5.00%, 03/15/39 (Call 04/01/24)	3,400	3,402,398
5.00%, 03/15/39 (Call 03/15/33)	11,115	12,810,013
5.00%, 07/01/39 (Call 07/01/27)	5,200	5,473,845
5.00%, 03/15/40 (Call 04/01/24)	16,750	16,760,534
5.00%, 03/15/41 (Call 09/15/28)	5,000	5,331,907
5.00%, 07/01/42 (Call 07/01/29)	18,785	20,292,391
5.00%, 03/15/44 (Call 03/15/31)	10,115	11,035,617
5.00%, 10/01/45	3,500	4,233,303
5.00%, 07/01/48 (Call 07/01/25)	8,990	9,113,900
5.00%, 07/01/48 (Call 07/01/28)	715	745,232
5.00%, 07/01/48 (PR 07/01/28)	535	587,470
5.00%, 07/01/49 (Call 07/01/29)	25,540	27,119,067
5.00%, 07/01/50 (Call 07/01/30)	6,500	6,924,458
5.00%, 07/01/51 (Call 07/01/31)	5,000	5,322,207
5.00%, 07/01/53 (Call 07/01/30)	3,500	3,728,902
5.50%, 03/15/28	6,505	7,229,604
Series 1, 5.50%, 07/01/40 (AMBAC)	530	637,846
Series 2015B-B, 5.00%, 03/15/28 (Call 09/15/25)	2,000	2,053,075
Series 2015B-B, 5.00%, 03/15/31 (Call 09/15/25)	1,800	1,845,596
Series 2015B-B, 5.00%, 03/15/32 (Call 09/15/25)	3,130	3,208,344
Series 2015B-B, 5.00%, 03/15/34 (Call 09/15/25)	4,635	4,748,224
Series A, 3.00%, 03/15/41 (Call 09/15/30)	5,000	4,356,417
Series A, 3.00%, 03/15/42 (Call 09/15/30)	4,900	4,204,443
Series A, 3.00%, 03/15/49 (Call 09/15/30)	14,820	11,654,940
Series A, 4.00%, 03/15/32 (Call 03/15/25)	10,000	10,112,926
Series A, 4.00%, 03/15/34 (Call 09/15/30)	15,620	16,647,209
Series A, 4.00%, 03/15/35 (Call 09/15/30)	5,000	5,301,627
Series A, 4.00%, 03/15/37 (Call 09/15/30)	9,750	10,170,280
Series A, 4.00%, 07/01/39 (Call 07/01/26)	5,170	5,191,616
Series A, 4.00%, 07/01/39 (Call 07/01/31)	4,750	4,842,998

Security	Par (000)	Value

New York (continued)
Series A, 4.00%, 03/15/40 (Call 03/15/32)	$6,155	$6,263,864
Series A, 4.00%, 07/01/40 (Call 07/01/31)	17,530	17,764,676
Series A, 4.00%, 07/01/41 (Call 07/01/26)	1,000	996,490
Series A, 4.00%, 03/15/42 (Call 03/15/31)	13,515	13,601,326
Series A, 4.00%, 03/15/43 (Call 09/15/28)	5,000	4,975,070
Series A, 4.00%, 03/15/43 (Call 09/15/30)	5,000	5,009,153
Series A, 4.00%, 03/15/44 (Call 09/15/30)	5,000	4,979,852
Series A, 4.00%, 07/01/46 (Call 07/01/31)	3,000	2,975,140
Series A, 4.00%, 03/15/47 (Call 03/15/28)	6,500	6,411,527
Series A, 4.00%, 07/01/47 (Call 07/01/32)	940	893,168
Series A, 4.00%, 03/15/48 (Call 09/15/28)	950	916,436
Series A, 5.00%, 03/15/24	1,800	1,800,996
Series A, 5.00%, 02/15/25	1,640	1,671,880
Series A, 5.00%, 03/15/25	8,005	8,175,897
Series A, 5.00%, 03/15/25 (PR 03/15/24)	10,565	10,570,616
Series A, 5.00%, 03/15/26 (PR 03/15/25)	4,030	4,116,036
Series A, 5.00%, 03/15/27	1,295	1,385,861
Series A, 5.00%, 03/15/27 (PR 03/15/25)	1,365	1,394,141
Series A, 5.00%, 03/15/27 (PR 09/15/26)	2,560	2,706,325
Series A, 5.00%, 02/15/28 (PR 02/15/27)	30,195	32,324,285
Series A, 5.00%, 03/15/28	4,245	4,665,779
Series A, 5.00%, 03/15/28 (ETM)	5	5,469
Series A, 5.00%, 03/15/28 (Call 04/01/24)	2,805	2,808,351
Series A, 5.00%, 03/15/28 (PR 03/15/25)	3,500	3,574,721
Series A, 5.00%, 03/15/29	7,510	8,391,225
Series A, 5.00%, 03/15/29 (Call 04/01/24)	4,780	4,785,673
Series A, 5.00%, 02/15/30 (Call 02/15/27)	4,000	4,240,145
Series A, 5.00%, 03/15/30	10,000	11,415,284
Series A, 5.00%, 03/15/30 (Call 04/01/24)	1,000	1,001,179
Series A, 5.00%, 03/15/30 (Call 03/15/25)	2,700	2,747,373
Series A, 5.00%, 03/15/30 (Call 09/15/26)	5,910	6,212,266
Series A, 5.00%, 10/01/30 (Call 10/01/27) (SAW)	1,000	1,068,216
Series A, 5.00%, 03/15/31 (Call 04/01/24)	6,490	6,497,157
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,265	3,538,509
Series A, 5.00%, 03/15/31 (Call 03/15/29)	1,200	1,336,352
Series A, 5.00%, 03/15/32 (Call 04/01/24)	6,400	6,406,568
Series A, 5.00%, 03/15/32 (Call 03/15/28)	2,500	2,704,525
Series A, 5.00%, 03/15/32 (Call 09/15/28)	2,315	2,537,775
Series A, 5.00%, 03/15/32 (Call 09/15/30)	6,205	7,111,385
Series A, 5.00%, 03/15/33 (Call 04/01/24)	5,000	5,004,941
Series A, 5.00%, 03/15/33 (Call 03/15/25)	2,140	2,176,458
Series A, 5.00%, 03/15/33 (Call 09/15/26)	6,715	7,009,971
Series A, 5.00%, 03/15/33 (Call 03/15/27)	2,000	2,120,079
Series A, 5.00%, 03/15/33 (Call 09/15/30)	12,500	14,311,044
Series A, 5.00%, 03/15/34 (Call 04/01/24)	2,600	2,602,490
Series A, 5.00%, 03/15/34 (Call 03/15/27)	2,000	2,114,007
Series A, 5.00%, 03/15/34 (Call 03/15/29)	2,040	2,263,643
Series A, 5.00%, 07/01/34 (Call 07/01/27)	3,000	3,196,491
Series A, 5.00%, 03/15/35 (Call 03/15/25)	1,000	1,016,629
Series A, 5.00%, 03/15/35 (Call 03/15/27)	5,000	5,272,037
Series A, 5.00%, 03/15/35 (Call 03/15/31)	10,210	11,778,584
Series A, 5.00%, 03/15/36 (Call 09/15/26)	10,500	10,956,033
Series A, 5.00%, 03/15/36 (Call 03/15/28)	5,005	5,379,754
Series A, 5.00%, 03/15/36 (Call 03/15/29)	7,000	7,716,851
Series A, 5.00%, 03/15/36 (Call 03/15/31)	10,000	11,434,188
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,505	1,649,676
Series A, 5.00%, 03/15/38 (Call 03/15/29)	12,500	13,626,656
Series A, 5.00%, 03/15/39 (Call 03/15/29)	4,250	4,616,651
Series A, 5.00%, 02/15/40 (Call 08/15/26)	3,000	3,085,282
Series A, 5.00%, 02/15/41 (Call 08/15/26)	2,320	2,382,126
Series A, 5.00%, 03/15/41 (Call 03/15/28)	3,500	3,706,681

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/41 (Call 03/15/32)	$1,000	$1,118,601
Series A, 5.00%, 03/15/42 (Call 03/15/27)	1,500	1,555,770
Series A, 5.00%, 03/15/42 (Call 03/15/28)	4,210	4,449,547
Series A, 5.00%, 03/15/43 (Call 03/15/27)	1,000	1,035,885
Series A, 5.00%, 03/15/43 (Call 03/15/29)	2,525	2,709,596
Series A, 5.00%, 03/15/44 (Call 04/01/24)	8,370	8,372,770
Series A, 5.00%, 03/15/44 (Call 03/15/27)	10,000	10,344,156
Series A, 5.00%, 03/15/44 (Call 03/15/28)	9,000	9,483,627
Series A, 5.00%, 03/15/45 (Call 03/15/28)	4,000	4,204,395
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,423,909
Series A, 5.00%, 03/15/45 (Call 03/15/29)	9,695	10,367,022
Series A, 5.00%, 03/15/46 (Call 03/15/29)	1,300	1,387,376
Series A, 5.00%, 03/15/47 (Call 03/15/29)	4,780	5,089,907
Series A, 5.00%, 10/01/48	5,500	6,602,765
Series A, 5.00%, 03/15/49 (Call 03/15/31)	5,645	6,045,513
Series A, 5.00%, 07/01/49 (Call 07/01/29)	2,285	2,411,656
Series A, 5.00%, 10/01/50	2,190	2,624,376
Series A, 5.25%, 03/15/39 (Call 09/15/28)	6,100	6,624,303
Series A, 5.75%, 07/01/27 (NPFGC)	305	320,775
Series A-2, 5.00%, 10/01/46	2,000	2,412,823
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	1,000	1,026,750
Series B, 4.00%, 02/15/44 (Call 08/15/27)	1,425	1,404,659
Series B, 5.00%, 02/15/25	3,715	3,787,215
Series B, 5.00%, 03/15/27 (PR 09/15/25)	5,815	6,001,196
Series B, 5.00%, 02/15/29 (Call 08/15/27)	11,700	12,545,777
Series B, 5.00%, 02/15/31 (Call 02/15/25)	8,930	9,070,919
Series B, 5.00%, 02/15/31 (Call 08/15/27)	2,000	2,139,091
Series B, 5.00%, 02/15/31 (PR 02/15/25)	5	5,094
Series B, 5.00%, 02/15/32 (Call 08/15/27)	1,200	1,283,054
Series B, 5.00%, 02/15/33 (Call 02/15/25)	5,000	5,077,966
Series B, 5.00%, 02/15/33 (Call 08/15/27)	2,000	2,137,178
Series B, 5.00%, 02/15/34 (Call 02/15/25)	6,115	6,209,779
Series B, 5.00%, 02/15/34 (Call 08/15/27)	5,000	5,342,814
Series B, 5.00%, 02/15/34 (PR 02/15/25)	5	5,094
Series B, 5.00%, 02/15/36 (Call 08/15/27)	1,000	1,064,540
Series B, 5.00%, 02/15/37 (Call 02/15/25)	2,850	2,888,576
Series B, 5.00%, 02/15/37 (Call 08/15/27)	6,215	6,593,745
Series B, 5.00%, 02/15/37 (PR 02/15/25)	5	5,094
Series B, 5.00%, 02/15/38 (Call 02/15/25)	1,000	1,012,509
Series B, 5.00%, 02/15/38 (Call 08/15/27)	1,960	2,069,941
Series B, 5.00%, 10/01/38 (Call 04/01/28)	10,700	11,524,109
Series B, 5.00%, 02/15/39 (Call 08/15/27)	2,995	3,154,292
Series B, 5.00%, 02/15/39 (PR 08/15/27)	5	5,396
Series B, 5.00%, 02/15/41 (Call 02/15/25)	3,040	3,072,651
Series B, 5.00%, 02/15/42 (Call 02/15/25)	170	171,747
Series B, 5.00%, 02/15/42 (Call 08/15/27)	1,000	1,046,257
Series B, 5.00%, 07/01/45 (PR 07/01/25)	8,325	8,538,096
Series B, 5.00%, 07/01/50 (Call 07/01/29)	17,920	18,949,744
Series B, 5.50%, 03/15/26 (AMBAC)	1,105	1,162,941
Series B, 5.50%, 03/15/27 (AMBAC)	2,335	2,527,924
Series C, 4.00%, 07/01/49 (Call 07/01/29)	11,000	10,706,293
Series C, 5.00%, 03/15/24	3,250	3,251,728
Series C, 5.00%, 03/15/26	4,000	4,177,199
Series C, 5.00%, 03/15/31 (Call 04/01/24)	1,850	1,852,252
Series C, 5.00%, 03/15/32 (Call 04/01/24)	4,370	4,375,287
Series C, 5.00%, 03/15/33 (Call 04/01/24)	1,000	1,001,202
Series C, 5.00%, 03/15/33 (Call 03/15/28)	10,950	11,838,042
Series C, 5.00%, 03/15/35 (Call 04/01/24)	5,390	5,396,068
Series C, 5.00%, 03/15/37 (Call 04/01/24)	2,000	2,001,793
Series C, 5.00%, 03/15/38 (Call 04/01/24)	1,000	1,000,782
Series C, 5.00%, 03/15/39 (Call 03/15/28)	1,500	1,595,090

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 03/15/44 (Call 04/01/24)	$19,100	$19,106,030
Series D, 3.00%, 02/15/49 (Call 02/15/30)	5,250	4,132,170
Series D, 4.00%, 02/15/37 (Call 02/15/30)	2,500	2,600,544
Series D, 4.00%, 02/15/47 (Call 02/15/30)	63,585	62,291,643
Series D, 5.00%, 02/15/25	2,770	2,821,503
Series D, 5.00%, 02/15/26	5,020	5,223,952
Series D, 5.00%, 02/15/27 (PR 08/15/26)	1,000	1,056,661
Series D, 5.00%, 02/15/28 (PR 08/15/26)	1,535	1,621,974
Series D, 5.00%, 02/15/29	9,705	10,824,643
Series D, 5.00%, 02/15/33 (Call 02/15/30)	2,205	2,498,138
Series D, 5.00%, 02/15/34 (Call 02/15/30)	21,700	24,571,081
Series E, 3.00%, 03/15/41 (Call 03/15/32)	10,250	8,917,974
Series E, 3.25%, 03/15/35 (Call 04/01/24)	25,000	24,624,102
Series E, 4.00%, 02/15/34 (Call 02/15/25)	1,445	1,449,064
Series E, 4.00%, 03/15/37 (Call 03/15/32)	11,000	11,569,657
Series E, 4.00%, 03/15/39 (Call 03/15/32)	11,230	11,542,532
Series E, 4.00%, 03/15/42 (Call 03/15/32)	5,605	5,645,157
Series E, 4.00%, 03/15/44 (Call 03/15/32)	17,500	17,429,482
Series E, 5.00%, 03/15/24	4,125	4,127,283
Series E, 5.00%, 03/15/27	2,000	2,145,767
Series E, 5.00%, 03/15/29 (Call 09/15/28)	5,200	5,694,269
Series E, 5.00%, 03/15/31 (Call 09/15/25)	24,195	24,844,372
Series E, 5.00%, 03/15/32 (Call 09/15/25)	300	308,006
Series E, 5.00%, 03/15/33 (Call 03/15/32)	7,050	8,282,912
Series E, 5.00%, 03/15/34 (Call 09/15/25)	5,000	5,131,932
Series E, 5.00%, 03/15/35 (Call 09/15/28)	10,190	11,076,435
Series E, 5.00%, 03/15/38 (Call 09/15/28)	10,000	10,738,869
Series E, 5.00%, 03/15/40 (Call 09/15/28)	4,000	4,270,260
Series E, 5.00%, 03/15/44 (Call 09/15/28)	9,800	10,385,785
Series E, 5.00%, 03/15/48 (Call 09/15/28)	2,800	2,944,000
Series E, 5.25%, 03/15/33 (Call 09/15/25)	2,305	2,374,707
New York State Environmental Facilities Corp. RB 3.00%, 10/15/50 (Call 10/15/30)	8,725	6,812,367
4.00%, 06/15/47 (Call 06/15/32)	15,000	14,775,549
4.00%, 06/15/49 (Call 06/15/29)	5,670	5,514,059
5.00%, 06/15/24	3,250	3,266,980
5.00%, 06/15/26	2,500	2,630,344
5.00%, 06/15/40 (Call 06/15/25)	1,000	1,016,559
5.00%, 06/15/42 (Call 06/15/27)	5,000	5,280,884
5.00%, 09/15/47 (Call 09/15/32)	5,000	5,498,646
5.00%, 06/15/48 (Call 06/15/28)	11,310	11,921,027
Series A, 4.00%, 06/15/46 (Call 06/15/26)	1,545	1,510,479
Series A, 5.00%, 06/15/41 (Call 06/15/26)	2,050	2,107,460
Series A, 5.00%, 06/15/42 (Call 06/15/27)	2,140	2,260,218
Series A, 5.00%, 06/15/46 (Call 06/15/27)	16,825	17,674,615
Series B, 4.00%, 06/15/49 (Call 06/15/29)	2,500	2,431,243
Series B, 5.00%, 06/15/43 (Call 06/15/28)	10,000	10,621,642
Series E, 5.00%, 06/15/47 (Call 06/15/27)	19,095	20,028,868
New York State Thruway Authority RB 4.00%, 03/15/44 (Call 09/15/32)	40,000	39,893,348
4.00%, 01/01/45 (Call 01/01/30)	4,060	3,993,569
4.00%, 03/15/49 (Call 09/15/32)	6,570	6,387,185
4.00%, 03/15/51 (Call 09/15/32)	21,695	20,996,556
4.13%, 03/15/56 (Call 09/15/32)	8,000	7,764,642
5.00%, 03/15/25	12,490	12,731,088
5.00%, 03/15/27	39,000	41,681,496
5.00%, 03/15/28	5,005	5,471,305
5.00%, 03/15/30	10,000	11,397,243
5.00%, 03/15/31	20,000	23,181,460
5.00%, 01/01/34	5,000	6,037,364
5.00%, 03/15/48 (Call 09/15/32)	62,625	68,319,836

62	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 01/01/49 (Call 01/01/34)	$1,500	$1,639,537
5.00%, 03/15/53 (Call 09/15/32)	25,000	26,931,805
5.00%, 03/15/54 (Call 09/15/32)	5,000	5,375,189
5.25%, 01/01/54 (Call 01/01/34)	2,450	2,706,784
Series A, 4.00%, 01/01/56 (Call 01/01/26)	1,000	944,086
Series A, 5.00%, 01/01/41 (Call 01/01/26)	1,005	1,025,810
Series A, 5.00%, 01/01/46 (Call 01/01/26)	5,000	5,081,446
Series A, 5.00%, 01/01/51 (Call 01/01/26)	5,000	5,068,254
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,480	2,535,577
Series A-1, 4.00%, 03/15/36 (Call 03/15/31)	2,260	2,387,017
Series A-1, 4.00%, 03/15/41 (Call 03/15/31)	7,190	7,260,513
Series A-1, 4.00%, 03/15/45 (Call 03/15/31)	17,080	16,918,444
Series A-1, 4.00%, 03/15/46 (Call 03/15/31)	5,315	5,244,593
Series A-1, 5.00%, 03/15/26	5,000	5,213,180
Series B, 3.00%, 01/01/46 (Call 01/01/30)	2,500	1,970,017
Series B, 4.00%, 01/01/37 (Call 01/01/30)	1,750	1,814,369
Series B, 4.00%, 01/01/38 (Call 01/01/30)	5,500	5,635,832
Series B, 4.00%, 01/01/39 (Call 01/01/30)	3,685	3,745,044
Series B, 4.00%, 01/01/40 (Call 01/01/30) (AGM)	2,000	2,026,735
Series B, 4.00%, 01/01/41 (Call 01/01/30)	2,000	2,005,745
Series B, 4.00%, 01/01/45 (Call 01/01/30)	29,555	29,112,080
Series B, 4.00%, 01/01/50 (Call 01/01/30)	13,500	12,989,469
Series B, 4.00%, 01/01/50 (Call 01/01/30) (AGM)	2,500	2,460,082
Series B, 4.00%, 01/01/53 (Call 01/01/30)	8,250	7,867,853
Series B, 5.00%, 01/01/36 (Call 01/01/30)	2,000	2,217,521
Series J, 5.00%, 01/01/26 (Call 05/14/24)	2,675	2,683,314
Series J, 5.00%, 01/01/41 (Call 05/14/24)	2,000	2,006,216
Series K, 5.00%, 01/01/31 (Call 01/01/25)	4,000	4,055,922
Series K, 5.00%, 01/01/32 (Call 01/01/25)	5,365	5,439,127
Series L, 4.00%, 01/01/36 (Call 01/01/28)	1,000	1,025,346
Series L, 5.00%, 01/01/33 (Call 01/01/28)	1,000	1,081,173
Series N, 3.00%, 01/01/49 (Call 01/01/30)	3,000	2,271,161
Series N, 4.00%, 01/01/43 (Call 01/01/30)	5,660	5,626,062
Series N, 4.00%, 01/01/47 (Call 01/01/30)	4,000	3,910,927
Series O, 4.00%, 01/01/48 (Call 07/01/31)	5,845	5,687,869
Series O, 5.00%, 01/01/33 (Call 07/01/31)	10,000	11,588,497
New York State Urban Development Corp. RB 3.00%, 03/15/40 (Call 09/15/30)	26,835	23,415,419
3.00%, 03/15/48 (Call 09/15/30)	3,000	2,380,615
3.00%, 03/15/50 (Call 09/15/31)	7,730	6,020,418
4.00%, 03/15/34 (Call 09/15/30)	2,500	2,678,251
4.00%, 03/15/37 (Call 09/15/30)	11,000	11,513,734
4.00%, 03/15/39 (Call 09/15/30)	2,000	2,054,702
4.00%, 03/15/42 (Call 09/15/30)	8,025	8,096,109
4.00%, 03/15/44 (Call 09/15/31)	25,475	25,303,069
4.00%, 03/15/46 (Call 09/15/28)	10,285	10,104,754
4.00%, 03/15/49 (Call 09/15/30)	6,900	6,739,440
5.00%, 03/15/25	1,550	1,581,345
5.00%, 03/15/26	4,305	4,489,250
5.00%, 03/15/27	1,115	1,191,999
5.00%, 03/15/27 (PR 03/15/24)	1,000	1,000,491
5.00%, 09/15/27	1,705	1,843,805
5.00%, 09/15/27 (ETM)	1,700	1,839,385
5.00%, 09/15/28	9,005	9,956,676
5.00%, 03/15/29	8,000	8,938,722
5.00%, 03/15/29 (Call 03/15/24)	2,000	2,000,951
5.00%, 03/15/30	14,980	17,100,097
5.00%, 03/15/31	1,750	2,033,273
5.00%, 03/15/32 (Call 09/15/30)	2,500	2,871,666
5.00%, 03/15/33 (Call 09/15/30)	8,000	9,174,602
5.00%, 03/15/34 (Call 03/15/24)	2,300	2,301,093

Security	Par (000)	Value

New York (continued)
5.00%, 03/15/34 (Call 03/15/27)	$15,000	$15,806,080
5.00%, 03/15/34 (Call 09/15/33)	31,690	38,052,135
5.00%, 03/15/35 (Call 09/15/28)	7,500	8,189,035
5.00%, 03/15/35 (Call 09/15/33)	16,895	20,149,354
5.00%, 03/15/36 (Call 09/15/30)	31,000	35,018,688
5.00%, 03/15/40 (Call 09/15/32)	10,000	11,279,623
5.00%, 03/15/40 (Call 09/15/33)	10,000	11,451,830
5.00%, 03/15/43 (Call 09/15/30)	17,900	19,437,673
5.00%, 03/15/44 (Call 09/15/30)	1,000	1,082,223
5.00%, 03/15/44 (Call 09/15/32)	24,105	26,607,815
5.00%, 03/15/46 (Call 09/15/32)	10,000	10,935,989
5.00%, 03/15/47 (Call 09/15/30)	16,850	18,029,677
5.00%, 03/15/48 (Call 09/15/32)	10,000	10,840,956
5.00%, 03/15/50 (Call 09/15/30)	20,950	22,221,418
5.00%, 03/15/50 (Call 09/15/32)	15,000	16,145,880
5.00%, 03/15/52 (Call 09/15/33)	11,640	12,738,044
Series A, 4.00%, 03/15/37 (Call 09/15/31)	7,500	7,867,049
Series A, 4.00%, 03/15/39 (Call 09/15/30)	5,440	5,588,789
Series A, 4.00%, 03/15/39 (Call 09/15/31)	3,265	3,355,276
Series A, 4.00%, 03/15/40 (Call 09/15/30)	2,910	2,966,584
Series A, 4.00%, 03/15/42 (Call 09/15/29)	14,540	14,579,166
Series A, 4.00%, 03/15/43 (Call 09/15/29)	1,000	996,330
Series A, 4.00%, 03/15/44 (Call 09/15/29)	5,000	4,959,474
Series A, 4.00%, 03/15/45 (Call 09/15/30)	10,650	10,549,987
Series A, 4.00%, 03/15/45 (Call 09/15/31)	2,250	2,222,448
Series A, 4.00%, 03/15/46 (Call 09/15/29)	2,500	2,459,746
Series A, 4.00%, 03/15/47 (Call 09/15/31)	16,500	16,179,999
Series A, 4.00%, 03/15/49 (Call 09/15/30)	54,995	53,715,288
Series A, 5.00%, 03/15/24	3,540	3,541,838
Series A, 5.00%, 03/15/26	4,510	4,702,288
Series A, 5.00%, 03/15/27	10,000	10,708,685
Series A, 5.00%, 03/15/27 (PR 09/15/25)	10,000	10,308,053
Series A, 5.00%, 03/15/27 (PR 03/15/26)	3,715	3,869,846
Series A, 5.00%, 03/15/30 (Call 03/15/27)	1,500	1,584,035
Series A, 5.00%, 03/15/31 (Call 03/15/26)	2,010	2,085,149
Series A, 5.00%, 03/15/31 (Call 03/15/27)	10,005	10,563,492
Series A, 5.00%, 03/15/32 (Call 09/15/25)	1,000	1,021,725
Series A, 5.00%, 03/15/33 (Call 03/15/27)	1,500	1,581,582
Series A, 5.00%, 03/15/35 (Call 03/15/24)	3,855	3,856,832
Series A, 5.00%, 03/15/35 (Call 09/15/25)	6,525	6,654,052
Series A, 5.00%, 03/15/35 (Call 03/15/27)	2,400	2,526,313
Series A, 5.00%, 03/15/35 (Call 09/15/29)	2,500	2,802,462
Series A, 5.00%, 03/15/36 (Call 09/15/28)	2,465	2,681,850
Series A, 5.00%, 03/15/36 (Call 09/15/29)	1,000	1,114,537
Series A, 5.00%, 03/15/37 (Call 09/15/29)	2,600	2,877,039
Series A, 5.00%, 03/15/37 (Call 09/15/30)	13,385	15,011,899
Series A, 5.00%, 03/15/39 (Call 09/15/29)	2,000	2,188,265
Series A, 5.00%, 03/15/40 (Call 09/15/29)	2,500	2,721,286
Series A, 5.00%, 03/15/41 (Call 09/15/28)	3,660	3,905,696
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,436,705
Series C-3, 4.00%, 03/15/47 (Call 09/15/27)	2,000	1,952,350
Series C-3, 5.00%, 03/15/41 (Call 09/15/27)	2,640	2,768,971
Series C-3, 5.00%, 03/15/42 (Call 09/15/27)	1,500	1,570,974
Series E, 3.00%, 03/15/40 (Call 03/15/30)	4,500	3,926,565
Series E, 3.00%, 03/15/50 (Call 03/15/30)	14,975	11,641,224
Series E, 4.00%, 03/15/34 (Call 03/15/30)	5,000	5,331,431
Series E, 4.00%, 03/15/35 (Call 03/15/30)	2,510	2,663,646
Series E, 4.00%, 03/15/36 (Call 03/15/30)	3,500	3,687,015
Series E, 4.00%, 03/15/41 (Call 03/15/30)	19,500	19,740,926
Series E, 4.00%, 03/15/46 (Call 03/15/30)	15,670	15,440,033
Series E, 5.00%, 03/15/25	5,025	5,127,054

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series E, 5.00%, 03/15/28	$3,000	$3,280,708
Onondaga County Trust for Cultural Resources RB 4.00%, 12/01/49 (Call 12/01/29)	2,500	2,453,578
5.00%, 12/01/43 (Call 12/01/29)	1,000	1,079,154
5.00%, 12/01/45 (Call 12/01/29)	1,500	1,608,889
Port Authority of New York & New Jersey RB 4.00%, 09/01/39 (Call 09/01/29)	2,000	2,035,922
4.00%, 11/01/39 (Call 11/01/29)	2,000	2,036,040
4.00%, 09/01/49 (Call 09/01/29)	14,060	13,865,595
5.00%, 12/01/27	4,310	4,680,327
5.00%, 12/01/28	1,165	1,293,526
5.00%, 12/01/29	3,000	3,401,170
5.00%, 12/01/30	5,135	5,931,924
5.00%, 09/01/31 (Call 09/01/29)	10,295	11,584,621
5.00%, 12/01/31	4,465	5,248,125
5.00%, 12/01/32	4,000	4,783,235
5.00%, 09/01/33 (Call 09/01/29)	1,505	1,690,355
5.00%, 09/01/34 (Call 09/01/29)	5,000	5,604,092
5.00%, 12/01/34 (Call 12/01/33)	4,000	4,809,104
5.00%, 10/15/35 (Call 10/15/25)	10,675	10,974,016
5.00%, 12/01/35 (Call 12/01/33)	1,500	1,790,045
5.00%, 09/01/36 (Call 09/01/29)	3,100	3,442,928
5.00%, 12/01/36 (Call 12/01/33)	5,500	6,502,524
5.00%, 12/01/37 (Call 12/01/33)	2,875	3,364,977
5.00%, 12/01/38 (Call 12/01/33)	4,250	4,939,025
5.00%, 12/01/39 (Call 12/01/33)	1,950	2,260,668
5.00%, 07/15/43 (Call 07/15/33)	9,000	10,118,465
5.00%, 07/15/53 (Call 07/15/33)	10,000	10,892,300
Series 111, 4.00%, 09/01/43 (Call 09/01/28)	23,940	23,992,160
Series 111, 5.00%, 09/01/48 (Call 09/01/28)	13,835	14,583,681
Series 183, 4.00%, 12/15/41 (Call 06/15/24)	1,000	986,649
Series 184, 5.00%, 09/01/36 (Call 09/01/24)	4,770	4,797,752
Series 184, 5.00%, 09/01/39 (Call 09/01/24)	1,915	1,925,677
Series 189, 5.00%, 05/01/27 (Call 05/01/25)	1,205	1,231,498
Series 189, 5.00%, 05/01/40 (Call 05/01/25)	5,000	5,074,511
Series 189, 5.00%, 05/01/45 (Call 05/01/25)	2,000	2,023,676
Series 194, 4.00%, 10/15/45 (Call 10/15/25)	1,000	982,475
Series 194, 5.00%, 10/15/24	570	576,574
Series 194, 5.00%, 10/15/28 (Call 10/15/25)	2,000	2,062,718
Series 194, 5.00%, 10/15/32 (Call 10/15/25)	1,400	1,440,775
Series 194, 5.00%, 10/15/33 (Call 10/15/25)	3,000	3,086,420
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	4,500	4,628,197
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	14,780	15,088,683
Series 194, 5.25%, 10/15/55 (Call 10/15/25)	1,000	1,018,315
Series 198, 5.00%, 11/15/41 (Call 11/15/26)	9,475	9,762,448
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	8,190	8,385,656
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	9,500	9,772,342
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	2,365	2,449,625
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	3,000	3,089,114
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	2,655	2,792,654
Series 205, 5.00%, 05/15/57 (Call 11/15/27)	2,000	2,072,521
Series 209, 5.00%, 07/15/29 (Call 07/15/28)	4,000	4,374,067
Series 209, 5.00%, 07/15/32 (Call 07/15/28)	3,080	3,365,237
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	1,000	1,086,437
Series 217, 4.00%, 11/01/49 (Call 11/01/29)	16,565	16,343,884
Series 217, 5.00%, 11/01/44 (Call 11/01/29)	3,500	3,788,367
Series 222, 4.00%, 07/15/38 (Call 07/15/30)	9,430	9,697,351
Series 222, 5.00%, 07/15/32 (Call 07/15/30)	1,000	1,143,074
Series 224, 4.00%, 07/15/40 (Call 07/15/31)	3,850	3,938,230
Series 224, 4.00%, 07/15/41 (Call 07/15/31)	8,270	8,420,639
Series 224, 4.00%, 07/15/46 (Call 07/15/31)	12,185	12,169,330

Security	Par (000)	Value

New York (continued)
Series 224, 4.00%, 07/15/51 (Call 07/15/31)	$7,670	$7,522,922
Series 224, 4.00%, 07/15/61 (Call 07/15/31)	2,500	2,412,970
Series 230, 3.00%, 12/01/31	5,000	4,971,100
Series 230, 3.00%, 12/01/32	3,000	2,956,101
Series 230, 4.00%, 12/01/30	1,500	1,632,445
Series 230, 5.25%, 12/01/52 (Call 12/01/32)	2,500	2,769,267
Series 5, 5.38%, 03/01/28	1,330	1,406,082
Third Series, 6.13%, 06/01/94 (Call 06/01/24)	500	502,005
Sales Tax Asset Receivable Corp. RB Series A, 5.00%, 10/15/25 (PR 10/15/24)	2,000	2,023,196
Series A, 5.00%, 10/15/26 (PR 10/15/24)	4,600	4,653,351
Series A, 5.00%, 10/15/27 (PR 10/15/24)	5,030	5,088,338
Series A, 5.00%, 10/15/28 (PR 10/15/24)	7,860	7,951,161
Series A, 5.00%, 10/15/29 (PR 10/15/24)	5,685	5,750,935
Series A, 5.00%, 10/15/30 (PR 10/15/24)	7,030	7,111,535
Suffolk County Water Authority RB 4.00%, 06/01/31 (Call 06/01/25)	1,035	1,054,030
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,000	3,030,768
Triborough Bridge & Tunnel Authority RB 4.00%, 11/15/40 (Call 11/15/29)	6,000	6,087,176
4.00%, 05/15/41 (Call 05/15/32)	1,000	1,010,282
4.00%, 11/15/42 (Call 04/01/24)	3,065	3,065,004
4.00%, 05/15/51 (Call 05/15/32)	6,800	6,565,688
4.00%, 11/15/52 (Call 11/15/32)	3,000	2,853,302
4.13%, 05/15/52 (Call 05/15/32)	5,000	4,901,321
4.50%, 05/15/47 (Call 11/15/32)	7,000	7,271,772
4.50%, 05/15/52 (Call 11/15/32)	7,465	7,661,727
5.00%, 08/15/24	7,575	7,631,662
5.00%, 11/15/27 (Call 08/15/27)	11,155	12,040,236
5.00%, 05/15/28	20,335	22,318,978
5.00%, 11/15/28	2,090	2,319,310
5.00%, 11/15/28 (Call 08/15/28)	5,000	5,493,500
5.00%, 05/15/30	9,055	10,346,101
5.00%, 11/15/30 (Call 08/15/30)	5,000	5,751,339
5.00%, 11/15/31	5,000	5,868,732
5.00%, 11/15/32	3,000	3,577,084
5.00%, 11/15/32 (Call 05/15/32)	3,000	3,554,520
5.00%, 11/15/33	5,000	6,040,417
5.00%, 11/15/33 (Call 08/15/33)	2,250	2,715,952
5.00%, 11/15/34 (Call 05/15/33)	3,825	4,595,585
5.00%, 11/15/35 (Call 05/15/33)	3,445	4,101,085
5.00%, 11/15/35 (Call 11/15/33)	5,000	5,997,685
5.00%, 11/15/41 (Call 11/15/33)	5,000	5,693,070
5.00%, 11/15/43 (Call 11/15/33)	4,000	4,497,953
5.00%, 05/15/47 (Call 05/15/34)	16,645	18,438,552
5.00%, 05/15/51 (Call 05/15/34)	40,030	43,881,671
5.00%, 05/15/52	32,725	38,163,947
5.25%, 11/15/40 (Call 11/15/33)	5,000	5,858,156
5.25%, 11/15/42 (Call 11/15/33)	7,750	8,959,160
5.50%, 05/15/52 (Call 11/15/32)	33,750	38,042,959
5.50%, 11/15/57 (Call 11/15/32)	3,000	3,354,529
VRDN, 3.72%, 01/01/35 (Put 11/30/23)(b)	9,500	9,500,000
Series A, 0.00%, 11/15/30(a)	10,800	8,462,809
Series A, 0.00%, 11/15/31(a)	2,000	1,504,421
Series A, 0.00%, 11/15/32(a)	1,800	1,298,278
Series A, 4.00%, 11/15/47 (Call 05/15/28)	3,000	2,931,620
Series A, 4.00%, 11/15/48 (Call 05/15/28)	6,000	5,832,861
Series A, 4.00%, 11/15/54 (Call 11/15/30)	2,805	2,641,731
Series A, 5.00%, 11/15/42 (Call 05/15/27)	1,000	1,044,594
Series A, 5.00%, 11/15/44 (Call 05/15/28)	13,420	14,140,575
Series A, 5.00%, 11/15/45 (Call 05/15/28)	4,100	4,313,902

64	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 11/15/46 (Call 05/15/26)	$7,900	$8,047,423
Series A, 5.00%, 11/15/47 (Call 05/15/27)	9,185	9,521,817
Series A, 5.00%, 11/15/49 (Call 05/15/29)	28,080	29,520,563
Series A, 5.00%, 11/15/49 (Call 11/15/30)	7,500	8,037,104
Series A, 5.00%, 11/15/54 (Call 11/15/30)	4,000	4,258,163
Series A-1, 4.00%, 05/15/46 (Call 05/15/31)	4,935	4,827,976
Series A-1, 5.00%, 05/15/51 (Call 05/15/31)	40,800	43,712,834
Series A-2, VRDN, 2.00%, 05/15/45 (Put 05/15/24)(b)	2,885	2,870,521
Series A-2, VRDN, 2.00%, 05/15/45 (Put 05/15/26)(b)	2,885	2,767,437
Series A-2, VRDN, 2.00%, 05/15/45 (Put 05/15/28)(b)	4,165	3,872,875
Series B, 0.00%, 11/15/32(a)	4,745	3,451,750
Series B, 5.00%, 11/15/30	1,000	1,154,274
Series B, 5.00%, 11/15/31	1,000	1,173,746
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,055	1,123,348
Series B, 5.00%, 11/15/35 (Call 05/15/27)	2,000	2,125,244
Series B, 5.00%, 11/15/36 (Call 05/15/27)	2,175	2,305,308
Series B, 5.00%, 11/15/37 (Call 05/15/27)	2,010	2,124,242
Series B, 5.00%, 11/15/38 (Call 05/15/27)	1,360	1,432,985
Series B-2, VRDN, 5.00%, 05/15/50 (Put 05/15/26)(b)	2,000	2,069,528
Series C, 3.00%, 11/15/45 (Call 11/15/29)	17,745	14,701,498
Series C-1A, 4.00%, 05/15/46 (Call 11/15/31)	8,305	8,124,891
Series C-1A, 5.00%, 05/15/39 (Call 11/15/31)	2,000	2,262,337
Series C-1A, 5.00%, 05/15/51 (Call 11/15/31)	420	451,779
Series C-1B, VRDN, 5.00%, 05/15/51 (Put 05/15/26)(b)	2,500	2,586,910
Series C-2, 3.00%, 05/15/33 (Call 11/15/31)	1,000	989,652
Series C-2, 5.00%, 11/15/42 (Call 11/15/27)	3,715	3,910,248
Series C-3, 3.00%, 05/15/51 (Call 11/15/31)	2,000	1,521,730
Triborough Bridge & Tunnel Authority Sales Tax Revenue RB 4.00%, 05/15/48 (Call 05/15/33)	4,000	3,895,741
4.13%, 05/15/53 (Call 05/15/33)	5,000	4,880,062
4.25%, 05/15/58 (Call 05/15/33)	5,000	4,995,390
4.50%, 05/15/63 (Call 05/15/33)	10,000	10,093,355
5.00%, 05/15/42 (Call 05/15/33)	1,335	1,500,011
5.00%, 05/15/48 (Call 05/15/33)	1,750	1,909,545
5.25%, 05/15/52 (Call 11/15/32)	3,000	3,293,758
5.50%, 05/15/63 (Call 05/15/33)	2,000	2,223,163
Utility Debt Securitization Authority RB 5.00%, 12/15/28 (Call 03/14/24)	3,965	3,966,713
5.00%, 12/15/28 (Call 06/15/26)	8,515	8,924,881
5.00%, 06/15/29 (Call 06/15/27)	2,000	2,152,100
5.00%, 12/15/29 (Call 12/15/27)	3,000	3,260,391
5.00%, 06/15/30 (Call 06/15/28)	3,000	3,305,779
5.00%, 12/15/30 (Call 12/15/28)	1,500	1,668,418
5.00%, 06/15/31 (Call 06/15/29)	3,000	3,379,900
5.00%, 12/15/32 (Call 12/15/25)	1,830	1,894,030
5.00%, 12/15/33 (Call 12/15/25)	4,440	4,594,570
5.00%, 12/15/33 (Call 12/15/31)	5,500	6,490,672
5.00%, 12/15/34 (Call 12/15/32)	6,500	7,788,805
5.00%, 12/15/36 (Call 12/15/25)	2,750	2,843,798
5.00%, 12/15/37 (Call 12/15/25)	5,380	5,551,208
5.00%, 12/15/39 (Call 12/15/27)	8,660	9,247,825
5.00%, 12/15/40 (Call 12/15/27)	10,155	10,827,093
5.00%, 12/15/40 (Call 06/15/34)	5,000	5,802,529
5.00%, 12/15/41 (Call 12/15/27)	8,000	8,515,552
5.00%, 12/15/41 (Call 06/15/34)	3,200	3,687,098

Security	Par (000)	Value

New York (continued)
5.00%, 12/15/49 (Call 12/15/32)	$21,280	$23,238,737
5.00%, 12/15/50 (Call 06/15/34)	1,000	1,101,566
5.00%, 09/15/52 (Call 12/15/32)	15,000	16,285,489
Series A, 5.00%, 06/15/28 (Call 06/15/26)	2,085	2,185,364
Series A, 5.00%, 12/15/35 (Call 06/15/26)	2,005	2,092,019
Series B, 5.00%, 12/15/33 (Call 06/15/26)	450	470,037
Series TE, 5.00%, 12/15/30 (Call 03/14/24)	6,730	6,732,907
Series TE, 5.00%, 12/15/35 (Call 03/14/24)	3,000	3,001,296
Series TE, 5.00%, 12/15/41 (Call 03/14/24)	17,285	17,292,467

		8,568,428,735

North Carolina — 1.4%
City of Charlotte NC Airport Revenue RB, 5.00%, 07/01/48 (Call 07/01/33)	2,000	2,204,260
City of Charlotte NC Water & Sewer System Revenue RB 5.00%, 07/01/28	3,005	3,311,363
5.00%, 07/01/31 (Call 07/01/30)	6,875	7,887,551
5.00%, 07/01/40 (Call 07/01/25)	1,000	1,017,013
City of Durham NC GO, 5.00%, 07/01/25	2,325	2,388,183
City of Fayetteville NC Public Works Commission Revenue RB 4.00%, 03/01/51 (Call 03/01/33)	12,070	11,797,782
5.00%, 03/01/29	1,080	1,204,151
5.00%, 03/01/53 (Call 03/01/33)	20,115	21,898,772
City of Greensboro NC GO 5.00%, 10/01/29 (Call 10/01/28)	5,000	5,539,467
5.00%, 04/01/41 (Call 04/01/32)	3,850	4,352,448
5.00%, 04/01/42 (Call 04/01/32)	3,920	4,415,098
5.00%, 04/01/43 (Call 04/01/32)	2,595	2,910,088
City of Raleigh NC Combined Enterprise System Revenue RB 4.00%, 12/01/35 (Call 10/15/25)	8,515	8,597,532
Series A, 4.00%, 03/01/46 (Call 03/01/27)	6,700	6,680,750
City of Winston-Salem NC Water & Sewer System Revenue RB, 2.38%, 06/01/41 (Call 06/01/32)	2,345	1,814,843
County of Durham NC GO 5.00%, 06/01/25	1,205	1,235,306
5.00%, 06/01/26	1,005	1,054,339
5.00%, 06/01/27	1,555	1,671,892
5.00%, 06/01/32	1,695	2,014,528
5.00%, 06/01/34 (Call 06/01/33)	2,300	2,775,029
County of Guilford NC GO, 5.00%, 03/01/25	3,745	3,816,102
County of Mecklenburg NC GO 5.00%, 09/01/24	7,175	7,242,263
5.00%, 09/01/27	9,830	10,630,966
5.00%, 12/01/27	1,670	1,816,604
5.00%, 09/01/33 (Call 09/01/32)	5,000	5,955,136
5.00%, 09/01/34 (Call 09/01/32)	1,685	2,003,610
County of Union NC GO 5.00%, 09/01/35 (Call 09/01/33)	6,060	7,302,159
5.00%, 09/01/36 (Call 09/01/33)	6,720	8,030,149
5.00%, 09/01/37 (Call 09/01/33)	5,360	6,345,181
5.00%, 09/01/38 (Call 09/01/33)	6,280	7,360,944
County of Wake NC GO 5.00%, 05/01/34 (Call 05/01/33)	16,710	20,137,961
Series C, 5.00%, 03/01/25	6,695	6,828,042
County of Wake NC RB, 5.00%, 03/01/24	540	540,000
North Carolina Capital Facilities Finance Agency RB
Series B, 5.00%, 10/01/41 (PR 10/01/25)	11,025	11,349,637
Series B, 5.00%, 07/01/42 (Call 10/01/26)	2,000	2,055,676

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
North Carolina Municipal Power Agency No. 1 RB
Series A, 5.00%, 01/01/25	$7,550	$7,654,315
Series A, 5.00%, 01/01/27 (Call 01/01/26)	2,500	2,586,340
North Carolina Turnpike Authority RB 0.00%, 01/01/44 (Call 01/01/30)(a)	2,340	999,571
0.00%, 01/01/49 (Call 01/01/30)(a)	2,500	818,502
4.00%, 01/01/38 (Call 01/01/28)	12,680	12,963,409
4.00%, 01/01/41 (Call 01/01/29) (AGM)	2,000	2,013,348
4.00%, 01/01/55 (Call 01/01/30)	2,000	1,801,754
4.00%, 01/01/55 (Call 01/01/30) (AGM)	2,000	1,932,837
5.00%, 01/01/40 (Call 01/01/29)	2,000	2,088,753
5.00%, 01/01/44 (Call 01/01/30)	2,000	2,088,441
5.00%, 01/01/49 (Call 01/01/30)	3,800	3,931,849
5.00%, 01/01/49 (Call 01/01/30) (AGM)	2,415	2,536,853
5.00%, 01/01/54 (Call 01/01/34)	3,500	3,751,020
5.00%, 01/01/58 (Call 01/01/34)	3,000	3,202,649
State of North Carolina 1.88%, 06/01/39 (Call 06/01/30)	20,000	14,750,776
5.00%, 05/01/25	14,290	14,619,555
State of North Carolina GO 3.00%, 06/01/35 (Call 06/01/28)	5,000	4,914,057
5.00%, 06/01/28	1,930	2,121,182
5.00%, 06/01/30 (Call 06/01/29)	3,950	4,435,965
Series A, 5.00%, 06/01/25	11,545	11,829,665
Series A, 5.00%, 06/01/26	11,515	12,077,749
Series A, 5.00%, 06/01/27	5,530	5,943,915
Series A, 5.00%, 06/01/27 (Call 06/01/26)	11,075	11,643,025
Series A, 5.00%, 06/01/28 (Call 06/01/26)	5,000	5,264,858
Series B, 5.00%, 06/01/24	17,620	17,695,213
Series B, 5.00%, 06/01/26	12,925	13,556,658
Series B, 5.00%, 06/01/27	1,500	1,612,273
Series B, 5.00%, 06/01/28	11,990	13,187,850
Series B, 5.00%, 06/01/29	1,025	1,152,385
State of North Carolina RB 4.00%, 03/01/34 (Call 03/01/31)	2,000	2,137,560
5.00%, 03/01/24	6,710	6,710,000
5.00%, 03/01/25	3,515	3,580,698
5.00%, 03/01/27	5,125	5,458,848
5.00%, 03/01/28	19,000	20,692,229
5.00%, 03/01/30 (Call 03/01/25)	2,010	2,045,232
5.00%, 03/01/31 (Call 03/01/29)	2,500	2,777,124
5.00%, 03/01/32 (Call 03/01/31)	1,000	1,152,074
5.00%, 03/01/33 (Call 03/01/29)	3,000	3,318,007
Series A, 4.00%, 05/01/33 (Call 05/01/29)	1,000	1,053,465
Series A, 4.00%, 05/01/34 (Call 05/01/29)	4,960	5,221,541
Series A, 5.00%, 05/01/24	1,465	1,469,004
Series A, 5.00%, 05/01/32	7,855	9,271,802
Series B, 3.00%, 05/01/32 (Call 05/01/30)	2,000	1,940,742
Series B, 5.00%, 05/01/24	4,660	4,672,737
Series B, 5.00%, 05/01/25	5,095	5,210,742
Series B, 5.00%, 05/01/26	1,550	1,622,179
Series B, 5.00%, 06/01/26	1,065	1,116,810
Series B, 5.00%, 05/01/27	2,000	2,144,316
Series B, 5.00%, 05/01/28 (Call 05/01/27)	6,500	6,966,569
Series B, 5.00%, 05/01/29	1,500	1,678,086
Series B, 5.00%, 05/01/29 (Call 05/01/27)	1,000	1,070,410
Series B, 5.00%, 05/01/30	10,915	12,449,109
Series B, 5.00%, 05/01/31 (Call 05/01/30)	1,545	1,761,468
Series B, 5.00%, 05/01/33 (Call 05/01/30)	3,110	3,538,439
Series B, 5.00%, 05/01/34 (Call 05/01/30)	2,500	2,842,119
Series C, 5.00%, 05/01/27 (Call 05/01/24)	1,500	1,503,801

Security	Par (000)	Value

North Carolina (continued)
Town of Cary NC GO 4.00%, 09/01/32 (Call 09/01/31)	$5,710	$6,258,839
4.00%, 09/01/33 (Call 09/01/31)	3,535	3,872,376

		502,895,918

Ohio — 1.2%
American Municipal Power Inc. RB 4.00%, 02/15/36 (Call 02/15/30)	4,360	4,544,307
4.00%, 02/15/42 (Call 02/15/28)	5,000	4,994,203
5.00%, 02/15/25	2,250	2,287,420
5.00%, 02/15/33 (Call 02/15/30)	2,000	2,227,468
5.00%, 02/15/35 (Call 02/15/30)	12,000	13,340,291
Series A, 5.00%, 02/15/46 (Call 02/15/26)	845	857,828
Cincinnati City School District GO 5.25%, 12/01/25 (NPFGC)	20	20,759
5.25%, 12/01/30 (NPFGC)	1,000	1,153,180
City of Columbus OH GO 4.00%, 02/15/28 (Call 04/01/24)	2,600	2,601,316
4.00%, 04/01/30	9,640	10,287,232
4.00%, 04/01/31	4,680	5,023,358
5.00%, 04/01/24	7,750	7,759,910
5.00%, 08/15/34 (Call 08/15/33)	1,250	1,500,798
Series 1, 5.00%, 07/01/25	1,935	1,986,820
Series 1, 5.00%, 07/01/26	1,645	1,726,982
Series 2017-1, 5.00%, 04/01/24	6,240	6,247,979
Series 3, 5.00%, 02/15/27	1,015	1,083,527
Series A, 5.00%, 04/01/25	3,000	3,063,766
Series A, 5.00%, 04/01/26	4,625	4,827,082
Series A, 5.00%, 04/01/30 (Call 10/01/28)	3,000	3,316,609
City of Columbus OH Sewerage Revenue RB 5.00%, 06/01/28 (PR 12/01/24)	2,150	2,175,621
5.00%, 06/01/30 (Call 06/01/26)	1,565	1,632,515
5.00%, 06/01/32 (Call 06/01/26)	2,525	2,632,813
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/48 (Call 06/01/28)	7,480	7,869,101
County of Hamilton OH Sales Tax Revenue RB
Series A, 4.00%, 12/01/32 (Call 12/01/26)	1,000	1,019,728
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,000	1,050,134
Miami University/Oxford OH RB, 4.00%, 09/01/45 (Call 09/01/30)	1,500	1,497,314
Northeast Ohio Regional Sewer District RB 3.00%, 11/15/39 (Call 11/15/29)	2,475	2,235,519
4.00%, 11/15/49 (PR 11/15/24)	8,605	8,650,378
5.00%, 11/15/49 (PR 11/15/24)	5,795	5,865,143
Ohio State University (The) RB 4.00%, 12/01/39 (Call 12/01/31)	1,000	1,027,430
4.00%, 12/01/43 (Call 12/01/31)	7,750	7,823,332
4.00%, 12/01/48 (Call 12/01/31)	27,085	26,747,180
5.00%, 12/01/32 (Call 12/01/31)	1,270	1,486,053
5.00%, 12/01/33 (Call 06/01/33)	2,075	2,498,165
Ohio Turnpike & Infrastructure Commission RB
Series A, 4.00%, 02/15/46 (Call 02/15/28)	32,545	32,037,737
Series A, 5.00%, 02/15/33 (Call 02/15/28)	2,000	2,159,096
Series A, 5.00%, 02/15/46 (Call 02/15/31)	5,000	5,408,380
Series A, 5.00%, 02/15/51 (Call 02/15/31)	5,000	5,357,374
Series A-2, 0.00%, 02/15/37(a)	6,880	4,219,989
Series A-2, 0.00%, 02/15/40(a)	2,500	1,294,749
Series A-2, 0.00%, 02/15/41(a)	7,095	3,486,784
Series S, 5.70%, 02/15/34 (Call 02/15/31)	2,145	2,555,364
Ohio University RB, Series A, 5.00%, 12/01/44
(Call 06/01/27)	2,000	2,063,563

66	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Ohio Water Development Authority RB 5.00%, 12/01/27	$1,915	$2,078,829
5.00%, 06/01/28 (Call 03/01/28)	2,005	2,186,674
5.00%, 12/01/29 (Call 09/01/29)	10,720	12,083,876
5.00%, 12/01/33 (Call 09/01/33)	25,000	30,151,212
5.00%, 12/01/39 (Call 12/01/29)	5,025	5,518,508
5.00%, 06/01/44 (Call 12/01/29)	5,000	5,411,360
Series A, 5.00%, 12/01/28	1,005	1,115,399
Series A, 5.00%, 06/01/29 (Call 03/01/29)	6,750	7,531,320
Series A, 5.00%, 12/01/35 (Call 06/01/31)	2,000	2,303,722
Series A, 5.00%, 12/01/36 (Call 06/01/31)	1,505	1,721,229
Series A, 5.00%, 12/01/38 (Call 06/01/31)	1,000	1,125,658
Ohio Water Development Authority Water Pollution Control Loan Fund RB 5.00%, 12/01/33 (Call 06/01/30)	1,275	1,450,762
5.00%, 12/01/40 (Call 06/01/33)	7,320	8,392,585
5.00%, 12/01/41 (Call 06/01/33)	5,870	6,696,097
Series A, 5.00%, 06/01/29 (Call 06/01/27)	10,000	10,708,457
Series A, 5.00%, 06/01/32 (Call 06/01/30)	7,480	8,535,076
Series A, 5.00%, 12/01/40 (Call 06/01/30)	6,970	7,674,629
Series A, 5.00%, 12/01/46 (Call 12/01/31)	1,580	1,741,969
Series A, 5.00%, 12/01/50 (Call 06/01/30)	8,780	9,444,018
Series B, 3.00%, 12/01/34 (Call 12/01/29)	1,500	1,479,597
Series B, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,656,738
Series B, 5.00%, 12/01/44 (Call 12/01/29)	12,815	13,873,306
State of Ohio GO 5.00%, 05/01/24	1,225	1,228,387
5.00%, 03/15/29 (Call 03/15/24)	3,515	3,516,660
5.00%, 09/15/31	2,000	2,336,472
5.00%, 05/01/33 (Call 05/01/25)	5,050	5,154,296
5.00%, 05/01/34 (Call 05/01/25)	5,000	5,102,117
5.00%, 05/01/35 (Call 05/01/25)	4,950	5,048,259
5.00%, 02/01/37 (Call 02/01/26)	5,000	5,161,674
Series A, 5.00%, 09/15/24	2,335	2,358,105
Series A, 5.00%, 06/15/36 (Call 06/15/31)	2,500	2,864,266
Series B, 5.00%, 09/15/24	1,650	1,666,327
Series B, 5.00%, 09/15/25	5,525	5,696,772
Series B, 5.00%, 09/15/26	5,105	5,392,643
Series B, 5.00%, 09/15/27	1,535	1,659,965
Series B, 5.00%, 09/01/28	3,520	3,890,250
Series B, 5.00%, 09/15/29	7,670	8,654,336
Series C, 5.00%, 03/15/26	4,475	4,667,598
Series C, 5.00%, 08/01/26	2,445	2,574,933
Series C, 5.00%, 08/01/27	1,460	1,574,382
Series C, 5.00%, 08/01/28	3,770	4,158,803
Series C, 5.00%, 08/01/28 (ETM)	735	809,833
Series S, 5.00%, 05/01/25	2,045	2,091,456
State of Ohio RB 5.00%, 12/15/28 (Call 06/15/26)	7,510	7,847,267
Series 1, 5.00%, 12/15/29 (Call 06/15/26)	1,000	1,043,334
Upper Arlington City School District GO, Series A, 5.00%, 12/01/48 (PR 12/01/27)	1,000	1,085,550

		440,109,003

Oklahoma — 0.3%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/27 (Call 12/01/26)	2,695	2,838,831
Series A, 5.00%, 06/01/28 (Call 12/01/26)	1,585	1,668,307
Series A, 5.00%, 06/01/29 (Call 12/01/26)	5,365	5,641,195
Series A, 5.00%, 06/01/30 (Call 12/01/26)	1,000	1,049,596
Series A, 5.00%, 06/01/39 (Call 06/01/24)	2,000	2,003,622

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Municipal Power Authority RB, Series A, 4.00%, 01/01/47 (Call 01/01/31) (AGM)	$9,000	$8,864,900
Oklahoma Turnpike Authority RB 4.00%, 01/01/36 (Call 01/01/26)	5,105	5,166,086
5.50%, 01/01/53 (Call 01/01/32)	18,000	20,052,263
Series A, 4.00%, 01/01/47 (Call 01/01/26)	2,000	2,000,552
Series A, 4.00%, 01/01/48 (Call 01/01/27)	3,500	3,499,940
Series A, 5.00%, 01/01/42 (Call 01/01/26)	6,015	6,111,751
Series A, 5.00%, 01/01/43 (Call 01/01/27)	2,355	2,438,496
Series C, 4.00%, 01/01/42 (Call 01/01/27)	2,000	2,006,243
Series C, 5.00%, 01/01/47 (Call 01/01/27)	3,715	3,827,968
Series D, 5.00%, 01/01/25	2,365	2,402,714
Oklahoma Water Resources Board RB 4.00%, 04/01/47 (Call 04/01/31) (OK CERF)	18,250	18,133,167
4.00%, 04/01/48 (Call 04/01/33)	3,000	2,964,439
5.00%, 04/01/51 (Call 04/01/31) (OK CERF)	10,015	10,876,315
Series B, 5.00%, 10/01/51 (Call 10/01/32)	15,250	16,799,060
University of Oklahoma (The) RB, Series C, 4.00%, 07/01/45 (Call 07/01/25)	2,000	2,001,184

		120,346,629

Oregon — 0.8%
City of Portland OR Sewer System Revenue RB 5.00%, 12/01/29	15,240	17,269,223
5.00%, 03/01/31 (Call 09/01/29)	2,625	2,955,950
5.00%, 12/01/34 (Call 06/01/33)	14,725	17,541,745
Series A, 5.00%, 03/01/34 (Call 09/01/29)	7,525	8,437,178
City of Portland OR Water System Revenue RB, 5.00%, 05/01/44 (Call 11/01/29)	1,015	1,092,126
Clackamas & Washington Counties School District No. 3 GO, 5.00%, 06/15/32 (PR 06/15/25) (GTD)	1,000	1,025,036
Clackamas County School District No. 12 North Clackamas GO
Series B, 5.00%, 06/15/33 (Call 06/15/27) (GTD)	1,710	1,825,882
Series B, 5.00%, 06/15/37 (Call 06/15/27) (GTD)	1,480	1,560,317
Clackamas County School District No. 7J Lake Oswego GO, 4.00%, 06/01/39 (Call 06/01/27) (GTD)	6,000	6,065,295
County of Multnomah OR GO 5.00%, 06/15/29	10,000	11,225,608
Series A, 5.00%, 06/15/27	5,200	5,594,287
Series A, 5.00%, 06/15/28	39,990	43,938,237
Hillsboro School District No. 1J GO, 5.00%, 06/15/38 (Call 06/15/27) (GTD)	2,250	2,362,082
Multnomah County School District No. 1 Portland/OR GO 5.00%, 06/15/27 (GTD)	2,540	2,728,448
5.00%, 06/15/29 (GTD)	5,000	5,625,977
Multnomah County School District No. 40 GO, 0.00%, 06/15/51 (Call 06/15/33) (GTD)(a)	15,270	3,866,344
Oregon Health & Science University RB, Series B, 4.00%, 07/01/46 (Call 07/01/26)	2,000	1,968,979
Oregon State Lottery RB
Series C, 5.00%, 04/01/25 (Call 04/01/24)	9,975	9,989,269
Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	3,015	3,074,593
Series D, 5.00%, 04/01/29 (Call 04/01/25) (MO)	2,000	2,036,977
Portland Community College District GO, 5.00%, 06/15/29 (Call 06/15/26)	2,400	2,514,280
Salem-Keizer School District No. 24J GO 5.00%, 06/15/36 (Call 06/15/28) (GTD)	1,250	1,352,532
5.00%, 06/15/37 (Call 06/15/28) (GTD)	5,000	5,384,224
5.00%, 06/15/38 (Call 06/15/28) (GTD)	1,000	1,072,494

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
5.00%, 06/15/39 (Call 06/15/28) (GTD)	$1,000	$1,070,143
State of Oregon Department of Transportation RB
Series A, 4.00%, 11/15/42 (Call 11/15/29)	14,000	14,219,332
Series A, 5.00%, 11/15/24	3,130	3,170,064
Series A, 5.00%, 11/15/27 (PR 11/15/24)	4,320	4,375,222
Series A, 5.00%, 11/15/28 (PR 11/15/24)	3,630	3,677,461
Series A, 5.00%, 11/15/29 (PR 11/15/24)	2,000	2,026,149
Series A, 5.00%, 11/15/31 (PR 11/15/24)	19,765	20,023,419
Series A, 5.00%, 11/15/35 (Call 11/15/29)	1,030	1,153,156
Series A, 5.00%, 11/15/36 (Call 11/15/29)	3,600	4,006,483
Series A, 5.00%, 11/15/37 (Call 11/15/29)	2,025	2,240,369
State of Oregon GO 4.00%, 05/01/38 (Call 05/01/31)	5,000	5,238,484
4.00%, 05/01/39 (Call 05/01/31)	3,000	3,118,741
4.00%, 05/01/41 (Call 05/01/31)	4,845	4,991,205
5.00%, 05/01/29	2,755	3,084,916
5.00%, 05/01/30	3,000	3,427,168
5.00%, 05/01/35 (Call 05/01/33)	2,500	2,969,155
5.00%, 05/01/39 (Call 05/01/33)	2,250	2,593,769
5.00%, 06/01/40 (Call 06/01/31)	2,815	3,148,083
5.00%, 05/01/42 (Call 05/01/33)	5,045	5,725,794
5.00%, 05/01/43 (Call 05/01/33)	5,710	6,449,400
5.00%, 08/01/44 (Call 08/01/29)	5,370	5,801,660
5.00%, 05/01/48 (Call 05/01/33)	3,000	3,333,808
Series A, 5.00%, 05/01/42 (Call 05/01/27)	1,150	1,202,881
Series F, 5.00%, 05/01/33 (Call 05/01/26)	7,000	7,284,775
Series K, 5.00%, 11/01/24	1,395	1,412,234
Series L, 5.00%, 08/01/42 (Call 08/01/27)	1,500	1,574,934
Series N, 5.00%, 05/01/24	1,195	1,198,266
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/48 (PR 09/01/27)	1,000	1,079,397
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series D, 5.00%, 06/15/35 (Call 06/15/27) (GTD)	2,500	2,656,502
Series D, 5.00%, 06/15/36 (Call 06/15/27) (GTD)	2,500	2,643,659

		285,403,712

Pennsylvania — 3.3%
Allegheny County Sanitary Authority RB, 5.00%, 06/01/43 (Call 06/01/28)	7,785	8,223,486
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,029,850
City of Philadelphia PA GO 5.00%, 02/01/34 (Call 08/01/29)	2,025	2,224,430
5.00%, 02/01/36 (Call 08/01/29)	3,370	3,669,170
5.00%, 05/01/36 (Call 05/01/31)	6,560	7,317,534
Series A, 5.00%, 08/01/26	1,500	1,569,347
Series A, 5.00%, 05/01/35 (Call 05/01/31)	3,565	4,004,239
City of Philadelphia PA Water & Wastewater Revenue RB 4.50%, 09/01/48 (Call 09/01/33) (AGM)	4,755	4,876,296
5.00%, 11/01/30 (Call 11/01/27)	14,700	15,826,458
Series A, 5.00%, 10/01/42 (Call 10/01/27)	26,470	27,684,557
Series A, 5.00%, 07/01/45 (PR 07/01/24)	9,755	9,805,624
Series A, 5.00%, 11/01/45 (Call 11/01/30)	5,395	5,810,269
Series A, 5.00%, 10/01/47 (Call 10/01/27)	18,475	19,140,122
Series A, 5.00%, 10/01/48 (Call 10/01/28)	4,000	4,204,082
Series A, 5.00%, 11/01/50 (Call 11/01/30)	15,680	16,737,133
Series A, 5.00%, 10/01/52 (Call 10/01/27)	1,000	1,029,120
Series B, 5.00%, 11/01/44 (Call 11/01/29)	3,000	3,214,310
Series B, 5.00%, 11/01/49 (Call 11/01/29)	4,000	4,234,310

Security	Par (000)	Value

Pennsylvania (continued)
Series B, 5.00%, 11/01/54 (Call 11/01/29)	$2,755	$2,898,139
Series C, 4.00%, 10/01/51 (Call 10/01/31)	10,000	9,377,211
Commonwealth of Pennsylvania GO 4.00%, 09/01/40 (Call 09/01/33)	51,250	52,811,178
4.00%, 09/01/41 (Call 09/01/33)	15,000	15,328,500
4.13%, 10/01/41 (Call 10/01/32)	10,150	10,434,010
5.00%, 05/01/24	6,145	6,161,006
5.00%, 09/01/24	18,230	18,388,424
5.00%, 07/15/25	9,660	9,915,551
5.00%, 07/15/26	40,610	42,664,440
5.00%, 07/15/27	14,985	16,122,342
5.00%, 07/15/28	2,000	2,200,609
5.00%, 09/01/28	11,780	12,997,997
5.00%, 07/15/29	7,400	8,317,215
5.00%, 09/15/29 (Call 09/15/26)	4,000	4,183,648
5.00%, 10/01/31	5,320	6,203,631
5.00%, 10/01/33 (Call 10/01/32)	5,000	5,926,642
5.00%, 10/01/34 (Call 10/01/32)	2,800	3,313,429
5.00%, 09/01/37 (Call 09/01/33)	20,000	23,295,040
5.00%, 10/01/38 (Call 10/01/32)	2,075	2,384,276
5.00%, 10/01/40 (Call 10/01/32)	44,375	50,450,190
5.00%, 10/01/42 (Call 10/01/32)	33,700	37,944,626
First Series, 2.00%, 05/15/38 (Call 05/15/31)	10,000	7,617,372
First Series, 2.00%, 05/15/39 (Call 05/15/31)	10,000	7,324,492
First Series, 3.00%, 05/15/34 (Call 05/15/31)	4,500	4,408,272
First Series, 4.00%, 04/01/29 (Call 03/19/24)	15,000	15,003,522
First Series, 4.00%, 01/01/30 (Call 01/01/27)	3,000	3,078,724
First Series, 4.00%, 04/01/32 (Call 03/19/24)	7,500	7,501,761
First Series, 4.00%, 06/15/33 (Call 06/15/24)	1,000	1,002,068
First Series, 4.00%, 03/15/34 (Call 03/15/25)	2,000	2,010,869
First Series, 4.00%, 03/01/36 (Call 03/01/28)	8,090	8,349,732
First Series, 4.00%, 03/01/37 (Call 03/01/28)	3,000	3,076,097
First Series, 4.00%, 03/01/38 (Call 03/01/28)	4,515	4,605,127
First Series, 5.00%, 06/15/24	2,000	2,009,489
First Series, 5.00%, 07/01/24	2,045	2,056,346
First Series, 5.00%, 08/15/24	1,500	1,511,754
First Series, 5.00%, 09/15/24	4,930	4,976,442
First Series, 5.00%, 08/15/25	9,000	9,254,780
First Series, 5.00%, 09/15/25	1,620	1,668,891
First Series, 5.00%, 01/01/27	3,570	3,792,972
First Series, 5.00%, 01/01/28 (Call 01/01/27)	12,000	12,703,902
First Series, 5.00%, 05/15/28	9,255	10,146,357
First Series, 5.00%, 05/15/30	4,500	5,127,769
First Series, 5.00%, 03/15/31 (Call 03/15/25)	8,400	8,531,144
First Series, 5.00%, 05/15/31	5,020	5,817,181
First Series, 5.00%, 03/01/32 (Call 03/01/28)	4,110	4,453,016
First Series 2020, 5.00%, 05/01/26	1,000	1,045,496
Second Series, 4.00%, 09/15/30 (Call 09/15/26)	5,000	5,105,425
Second Series, 5.00%, 09/15/24	1,635	1,650,402
Second Series, 5.00%, 01/15/25	1,365	1,386,733
Second Series, 5.00%, 09/15/25	1,575	1,622,533
Second Series, 5.00%, 10/15/26 (Call 03/19/24)	1,020	1,020,614
Second Series, 5.00%, 01/15/27	4,705	5,003,774
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	5,475	5,744,083
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	2,410	2,522,445
Second Series, 5.00%, 10/15/29 (Call 03/19/24)	2,400	2,401,444
Second Series, 5.00%, 10/15/30 (Call 03/19/24)	1,000	1,000,602
Second Series, 5.00%, 10/15/31 (Call 03/19/24)	3,450	3,452,076
Second Series, 5.00%, 10/15/32 (Call 03/19/24)	2,500	2,501,505
Series D, 4.00%, 08/15/28 (Call 08/15/25) (AGM)	10,010	10,152,020
Series D, 4.00%, 08/15/33 (Call 08/15/25)	3,000	3,020,194

68	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
County of Allegheny PA GO
Series C-75, 5.00%, 11/01/27 (Call 11/01/26)	$2,185	$2,300,922
Series C76, 5.00%, 11/01/41 (Call 11/01/26)	1,500	1,559,666
Series C-78, 4.00%, 11/01/49 (Call 11/01/30)	1,160	1,133,682
County of Montgomery PA GO, Series A, 5.00%, 01/01/39 (Call 01/01/31)	7,175	8,069,012
County of Montgomery PA GOL 5.00%, 07/01/34 (Call 07/01/32)	1,940	2,277,335
5.00%, 07/01/36 (Call 07/01/32)	5,595	6,471,447
5.00%, 10/01/39 (Call 10/01/31)	7,165	8,132,901
Delaware River Joint Toll Bridge Commission RB 5.00%, 07/01/42 (Call 07/01/27)	1,565	1,637,851
5.00%, 07/01/47 (Call 07/01/27)	4,250	4,394,040
Delaware River Port Authority RB 5.00%, 01/01/40 (Call 04/01/24)	1,515	1,516,860
Series A, 5.00%, 01/01/39 (Call 01/01/29)	875	950,204
Series B, 5.00%, 01/01/26	1,870	1,939,698
Delaware Valley Regional Finance Authority RB, Series A, 5.50%, 08/01/28 (AMBAC)	2,730	3,003,462
Lower Merion School District GOL, 5.00%, 11/15/26 (SAW)	5,980	6,339,895
Pennsylvania Higher Educational Facilities Authority RB 4.00%, 08/15/32 (Call 08/15/26)	3,045	3,107,366
4.00%, 08/15/41 (Call 02/15/27)	3,555	3,567,097
4.00%, 02/15/43 (Call 02/15/28)	8,980	8,929,120
5.00%, 02/15/48 (Call 02/15/28)	14,040	14,686,990
Pennsylvania State University (The) RB 5.00%, 09/01/42 (Call 09/01/27)	15,750	16,510,106
5.00%, 09/01/47 (Call 09/01/32)	2,000	2,201,392
5.00%, 09/01/49 (Call 09/01/29)	2,095	2,227,319
5.25%, 09/01/48 (Call 09/01/33)	4,000	4,514,770
5.25%, 09/01/52 (Call 09/01/32)	26,350	29,277,224
5.25%, 09/01/53 (Call 09/01/33)	19,735	22,088,985
Series A, 5.00%, 09/01/47 (Call 09/01/27)	4,650	4,836,649
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, 5.00%, 12/01/48 (Call 12/01/28)	1,000	1,050,225
Pennsylvania Turnpike Commission RB 4.75%, 12/01/37 (Call 12/01/26)	2,000	2,065,407
5.00%, 06/01/24	10,025	10,064,370
5.00%, 12/01/25	6,240	6,457,062
5.00%, 12/01/31 (Call 12/01/27)	1,500	1,603,761
5.00%, 12/01/32	6,750	7,924,809
5.00%, 12/01/33 (Call 06/01/33)	8,000	9,412,893
5.00%, 12/01/34 (Call 12/01/24)	3,000	3,028,045
5.00%, 12/01/34 (Call 06/01/33)	2,750	3,225,539
5.00%, 12/01/35 (Call 06/01/33)	1,500	1,748,261
5.00%, 12/01/36 (Call 06/01/33)	1,000	1,153,421
5.00%, 12/01/38 (Call 06/01/33)	1,500	1,696,558
5.00%, 12/01/39 (Call 06/01/33)	875	987,020
5.00%, 12/01/40 (Call 06/01/33)	1,000	1,120,077
5.00%, 12/01/41 (Call 06/01/33)	1,250	1,417,466
5.00%, 12/01/43 (Call 06/01/33)	1,345	1,477,778
5.00%, 12/01/47 (Call 12/01/32)	3,900	4,274,412
5.00%, 12/01/48 (Call 12/01/33)	17,845	19,415,237
5.25%, 12/01/52 (Call 12/01/32)	1,500	1,655,836
Second Series, 5.00%, 12/01/35 (Call 12/01/27)	4,500	4,773,312
Second Series, 5.00%, 12/01/36 (Call 12/01/27)	1,130	1,194,117
Series A, 4.00%, 12/01/43 (Call 12/01/30)	2,000	2,003,803
Series A, 4.00%, 12/01/44 (Call 12/01/30)	10,725	10,719,373

Security	Par (000)	Value

Pennsylvania (continued)
Series A, 4.00%, 12/01/45 (Call 12/01/30)	$14,595	$14,471,469
Series A, 4.00%, 12/01/46 (Call 12/01/30)	3,300	3,252,570
Series A, 4.00%, 12/01/49 (Call 12/01/29)	7,430	7,174,738
Series A, 4.00%, 12/01/49 (Call 12/01/29) (AGM)	3,500	3,462,428
Series A, 4.00%, 12/01/50 (Call 12/01/30)	13,545	13,019,308
Series A, 5.00%, 12/01/30 (Call 12/01/26)	3,840	4,041,792
Series A, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,642,423
Series A, 5.00%, 12/01/39 (Call 12/01/29)	10,000	10,835,691
Series A, 5.00%, 12/01/44 (Call 12/01/24)	6,495	6,546,296
Series A, 5.00%, 12/01/44 (Call 12/01/29)	21,940	23,301,915
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	1,060	1,082,768
Series A-1, 5.00%, 12/01/38 (Call 12/01/24)	1,500	1,513,616
Series A-1, 5.00%, 12/01/40 (Call 06/01/25)	7,000	7,093,776
Series A-1, 5.00%, 12/01/42 (Call 12/01/27)	2,500	2,627,835
Series A-1, 5.00%, 12/01/46 (Call 06/01/26)	29,975	30,553,416
Series A-2, 5.00%, 12/01/43 (Call 12/01/28)	9,000	9,517,410
Series A-2, 5.00%, 12/01/48 (Call 12/01/28)	8,340	8,758,877
Series B, 4.00%, 12/01/46 (Call 12/01/31)	1,000	985,627
Series B, 4.00%, 12/01/51 (Call 12/01/31)	4,700	4,498,269
Series B, 5.00%, 12/01/40 (Call 12/01/25)	2,000	2,036,935
Series B, 5.00%, 12/01/45 (Call 12/01/25)	8,690	8,809,809
Series B, 5.00%, 12/01/46 (Call 06/01/31)	11,400	12,372,955
Series B, 5.00%, 12/01/50 (Call 12/01/30)	2,000	2,138,523
Series B, 5.00%, 12/01/51 (Call 06/01/31)	15,160	16,256,718
Series B-1, 5.00%, 06/01/42 (Call 06/01/27)	2,000	2,075,053
Series B-2, 5.00%, 06/01/28 (Call 06/01/27)	2,500	2,651,390
Series B-2, 5.00%, 06/01/32 (Call 06/01/27)	2,500	2,646,390
Series C, 5.00%, 12/01/39 (Call 12/01/24)	3,040	3,072,818
Series C, 5.00%, 12/01/44 (Call 12/01/24)	3,000	3,023,693
Series E, 0.00%, 12/01/37 (Call 12/01/35)	2,500	2,452,662
Series E, 6.00%, 12/01/30 (Call 12/01/27)	710	790,812
Series E, 6.38%, 12/01/38 (Call 12/01/27)	11,265	12,439,916
Philadelphia Gas Works Co. RB, 5.00%, 08/01/47 (Call 08/01/27)	1,500	1,540,348
Pittsburgh Water & Sewer Authority RB 5.00%, 09/01/35 (Call 09/01/33) (AGM)	16,000	18,880,502
5.00%, 09/01/36 (Call 09/01/33) (AGM)	5,000	5,842,287
5.00%, 09/01/37 (Call 09/01/33) (AGM)	4,255	4,944,567
5.00%, 09/01/38 (Call 09/01/33) (AGM)	4,000	4,595,471
Series A, 5.00%, 09/01/44 (Call 09/01/29) (AGM)	1,000	1,066,304
School District of Philadelphia (The) GOL, Series A, 5.00%, 09/01/44 (Call 09/01/29) (SAW)	6,555	6,922,869
State Public School Building Authority RB 5.50%, 06/01/28 (AGM, SAW)	470	515,823
Series A, 5.00%, 06/01/31 (Call 12/01/26) (AGM, SAW)	2,000	2,085,800
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	19,435	19,860,574
Upper Merion Area School District/PA GOL
Series A, 4.00%, 01/15/46 (Call 01/15/29) (SAW)	9,000	8,878,084
Series A, 4.00%, 01/15/51 (Call 01/15/29) (SAW)	7,870	7,597,187

		1,233,596,355

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series B, 5.00%, 06/15/26	2,540	2,660,344
Series B, 5.00%, 06/15/27 (Call 06/15/26)	11,855	12,419,494
Series B, 5.00%, 06/15/31 (Call 06/15/26)	2,500	2,592,655

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Health and Educational Building Corp. RB
Series A, 4.00%, 09/01/37 (Call 09/01/27)	$4,500	$4,592,142
Series A, 5.00%, 09/01/29 (Call 09/01/27)	3,490	3,760,357

		26,024,992

South Carolina — 0.4%
City of Columbia SC Waterworks & Sewer System Revenue RB, Series A, 5.00%, 02/01/49 (PR 02/01/29)	2,500	2,778,674
County of Charleston SC GO, 4.00%, 11/01/33 (Call 11/01/27) (SAW)	6,255	6,487,145
County of Charleston South Carolina GO, 4.00%, 11/01/28 (Call 11/01/27) (SAW)	11,800	12,317,809
Greenville County School District RB, 5.00%, 12/01/28	2,500	2,767,551
South Carolina Public Service Authority RB 5.00%, 12/01/38 (Call 03/18/24)	3,020	3,019,126
Series A, 4.00%, 12/01/34 (Call 12/01/31)	2,000	2,046,477
Series A, 4.00%, 12/01/35 (Call 12/01/31)	1,750	1,778,377
Series A, 4.00%, 12/01/38 (Call 06/01/32)	1,000	993,118
Series A, 4.00%, 12/01/40 (Call 12/01/30)	3,000	2,946,354
Series A, 4.00%, 12/01/41 (Call 06/01/32)	2,000	1,958,516
Series A, 4.00%, 12/01/47 (Call 06/01/32)	7,000	6,689,202
Series A, 4.00%, 12/01/52 (Call 06/01/32)	10,000	9,246,758
Series A, 5.00%, 12/01/31	3,000	3,401,856
Series A, 5.00%, 12/01/31 (Call 06/01/26)	2,000	2,065,165
Series A, 5.00%, 12/01/36 (Call 06/01/26)	3,000	3,082,077
Series A, 5.00%, 12/01/37 (Call 06/01/26)	1,365	1,398,865
Series A, 5.00%, 12/01/49 (Call 06/01/24)	2,000	1,994,468
Series A, 5.00%, 12/01/50 (Call 06/01/25)	6,500	6,532,379
Series A, 5.50%, 12/01/54 (Call 06/01/24)	4,000	4,005,117
Series B, 4.00%, 12/01/41 (Call 12/01/31)	2,200	2,154,368
Series B, 4.00%, 12/01/42 (Call 12/01/31)	1,000	976,525
Series B, 4.00%, 12/01/47 (Call 12/01/31)	2,000	1,911,201
Series B, 5.00%, 12/01/46 (Call 12/01/26)	2,000	2,033,136
Series B, 5.00%, 12/01/51 (Call 12/01/31)	2,195	2,287,856
Series B, 5.00%, 12/01/56 (Call 12/01/26)	5,690	5,743,969
Series C, 4.00%, 12/01/45 (Call 12/01/24)	1,500	1,456,271
Series C, 5.00%, 12/01/28 (Call 12/01/24)	1,090	1,095,785
Series C, 5.00%, 12/01/30 (Call 12/01/24)	1,400	1,407,751
Series C, 5.00%, 12/01/46 (Call 12/01/24)	1,500	1,497,906
Series E, 5.00%, 12/01/48 (Call 03/21/24)	6,350	6,336,412
Series E, 5.25%, 12/01/55 (Call 12/01/25)	4,000	4,032,424
South Carolina Transportation Infrastructure Bank RB 5.00%, 10/01/30	10,000	11,419,760
Series A, 5.00%, 10/01/24	1,000	1,010,591
Series B, 3.38%, 10/01/32 (Call 04/01/24)	1,000	984,131
Series B, 3.63%, 10/01/33 (Call 04/01/24)	715	708,354
Series B, 5.00%, 10/01/26	6,925	7,303,628
State of South Carolina GO
Series A, 5.00%, 04/01/24	13,600	13,617,390
Series A, 5.00%, 04/01/25	3,500	3,574,394

		145,060,886

Tennessee — 0.8%
City of Clarksville TN Water Sewer & Gas Revenue RB
Series A, 4.00%, 02/01/51 (Call 02/01/31)	2,000	1,954,915
Series A, 5.00%, 02/01/45 (Call 02/01/31)	1,500	1,643,179

Security	Par (000)	Value

Tennessee (continued)
City of Memphis TN GO, Series A, 5.00%, 04/01/26 (Call 04/01/25)	$2,085	$2,129,491
City of Memphis TN GOL 5.00%, 10/01/43 (Call 10/01/31)	8,065	8,894,067
5.00%, 10/01/47 (Call 10/01/31)	1,655	1,803,952
City of Memphis TN Sanitary Sewerage System Revenue RB, Series B, 5.00%, 10/01/45 (Call 10/01/30)	4,200	4,583,661
County of Hamilton Tennessee GO, 5.00%, 04/01/31 (Call 04/01/28)	7,095	7,770,107
County of Montgomery TN GO, 4.00%, 06/01/39 (Call 06/01/30)	1,980	2,026,865
County of Shelby TN GO 4.00%, 04/01/32 (Call 04/01/29)	5,705	6,024,677
5.00%, 04/01/29	4,445	4,964,345
Series A, 5.00%, 03/01/24	1,050	1,050,000
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,078,746
Series A, 5.00%, 05/15/46 (Call 05/15/31)	3,485	3,794,105
Metropolitan Government of Nashville & Davidson County TN GO 4.00%, 07/01/34 (Call 07/01/28)	5,180	5,367,707
4.00%, 07/01/36 (Call 07/01/28)	10,000	10,299,744
5.00%, 07/01/24 (Call 03/21/24)	2,275	2,276,681
5.00%, 01/01/25	2,190	2,224,743
5.00%, 07/01/25	2,510	2,577,220
5.00%, 01/01/27	18,240	19,379,216
5.00%, 07/01/27	10,140	10,899,915
5.00%, 01/01/30	2,000	2,268,975
5.00%, 07/01/30 (Call 07/01/28)	5,805	6,375,684
5.00%, 01/01/31	4,160	4,793,053
5.00%, 07/01/32 (Call 07/01/28)	5,085	5,568,059
5.00%, 01/01/36 (Call 01/01/32)	8,930	10,374,368
Series C, 4.00%, 01/01/32 (Call 01/01/31)	8,900	9,567,679
Series C, 5.00%, 01/01/25	12,315	12,510,370
Series C, 5.00%, 01/01/29	21,335	23,711,597
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB 5.00%, 07/01/42 (Call 07/01/27)	21,645	22,529,363
Series B, 5.00%, 07/01/46 (Call 07/01/27)	1,290	1,334,604
Metropolitan Nashville Airport Authority (The) RB
Series A, 5.00%, 07/01/44 (Call 07/01/30)	2,000	2,135,238
Series A, 5.00%, 07/01/49 (Call 07/01/30)	2,000	2,110,830
State of Tennessee GO
Series A, 5.00%, 11/01/26	1,470	1,558,110
Series A, 5.00%, 08/01/28 (PR 08/01/25)	1,595	1,639,650
Series A, 5.00%, 11/01/34 (Call 11/01/31)	4,585	5,369,129
Tennessee State School Bond Authority, 5.00%, 11/01/26 (ST INTERCEPT)	5,670	5,997,871
Tennessee State School Bond Authority RB 5.00%, 11/01/39 (Call 11/01/32) (ST INTERCEPT)	9,655	10,962,008
5.00%, 11/01/40 (Call 11/01/32) (ST INTERCEPT)	10,150	11,455,697
5.00%, 11/01/47 (Call 11/01/32) (ST INTERCEPT)	20,000	22,019,430
Series A, 5.00%, 11/01/47 (Call 11/01/27) (HERBIP)	5,000	5,168,359
Series B, 5.00%, 11/01/25	4,510	4,662,725
Series B, 5.00%, 11/01/27 (ST INTERCEPT)	1,505	1,629,002

70	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Series B, 5.00%, 11/01/40 (PR 11/01/25) (HERBIP)	$4,025	$4,160,639

		279,645,776

Texas — 7.0%
Aldine Independent School District GO 4.00%, 02/15/48 (Call 02/15/28) (PSF)	2,000	1,935,997
5.00%, 02/15/45 (Call 02/15/27) (PSF)	4,000	4,125,316
Aledo Independent School District GO, 4.00%, 02/15/45 (Call 02/15/29) (PSF)	1,000	991,065
Austin Community College District GOL 4.00%, 08/01/40 (Call 08/01/25)	1,500	1,502,868
4.00%, 08/01/48 (Call 08/01/27)	3,500	3,497,367
Austin Independent School District GO 2.00%, 08/01/39 (Call 08/01/30) (PSF)	8,920	6,493,679
2.00%, 08/01/39 (Call 08/01/31) (PSF)	16,580	12,070,089
2.00%, 08/01/40 (Call 08/01/30) (PSF)	6,000	4,251,568
2.00%, 08/01/40 (Call 08/01/31) (PSF)	16,885	11,954,021
4.00%, 08/01/32 (Call 08/01/31) (PSF)	10,355	11,186,192
5.00%, 08/01/26 (PSF)	1,350	1,419,806
5.00%, 08/01/27 (PSF)	2,000	2,152,621
5.00%, 08/01/30 (PSF)	5,690	6,497,429
5.00%, 08/01/41 (Call 02/01/33)	13,890	15,692,272
Board of Regents of the University of Texas System RB 5.00%, 08/15/24	5,060	5,101,005
5.00%, 08/15/31	10,000	11,688,174
Series A, 4.00%, 08/15/35 (Call 08/15/31)	14,650	15,486,070
Series A, 4.00%, 08/15/42 (Call 08/15/24)	1,205	1,190,857
Series A, 5.00%, 08/15/28	6,005	6,619,427
Series A, 5.00%, 08/15/30	17,935	20,620,445
Series A, 5.00%, 08/15/33 (Call 08/15/29)	10,100	11,258,555
Series A, 5.00%, 08/15/34 (Call 08/15/29)	1,900	2,115,706
Series B, 5.00%, 08/15/25	4,910	5,049,701
Series B, 5.00%, 08/15/26	2,215	2,331,743
Series B, 5.00%, 08/15/27	10,125	10,914,263
Series B, 5.00%, 08/15/49	10,950	13,083,467
Series C, 5.00%, 08/15/25	2,815	2,895,093
Series D, 5.00%, 08/15/24	2,200	2,217,828
Series E, 5.00%, 08/15/26	8,590	9,042,741
Series F, 5.00%, 08/15/47	2,000	2,394,667
Series J, 5.00%, 08/15/25	1,700	1,748,369
Series J, 5.00%, 08/15/26	3,995	4,205,559
Carrollton-Farmers Branch Independent School District GO, 5.00%, 02/15/48 (Call 02/15/33) (PSF)	30,020	32,865,194
Central Texas Regional Mobility Authority RB 4.00%, 01/01/50 (Call 01/01/30)	4,530	4,321,237
Series A, 5.00%, 01/01/40 (PR 07/01/25)	6,060	6,210,344
Series A, 5.00%, 01/01/45 (PR 07/01/25)	2,500	2,562,023
Series B, 4.00%, 01/01/51 (Call 01/01/31)	1,000	949,489
Series B, 5.00%, 01/01/46 (Call 01/01/31)	1,000	1,055,502
Series E, 5.00%, 01/01/45 (Call 01/01/30)	2,500	2,626,562
Central Texas Turnpike System RB
Series A, 5.00%, 08/15/39 (Call 08/15/30)	20,175	21,996,510
Series B, 0.00%, 08/15/37 (Call 08/15/24)(a)	1,000	549,088
Series B, 5.00%, 08/15/37 (Call 08/15/24)	2,500	2,513,220
Series C, 5.00%, 08/15/33 (Call 08/15/24)	2,000	2,010,734
Series C, 5.00%, 08/15/34 (Call 08/15/24)	1,500	1,507,904
Series C, 5.00%, 08/15/37 (Call 08/15/24)	19,020	19,105,360
Series C, 5.00%, 08/15/42 (Call 08/15/24)	10,250	10,272,317

Security	Par (000)	Value

Texas (continued)
City of Austin TX Electric Utility Revenue RB
Series A, 5.00%, 11/15/45 (Call 11/15/25)	$16,000	$16,283,589
Series A, 5.00%, 11/15/45 (Call 11/15/30)	3,905	4,229,037
Series B, 5.00%, 11/15/44 (Call 11/15/29)	3,120	3,351,582
Series B, 5.00%, 11/15/49 (Call 11/15/29)	3,000	3,170,769
City of Austin TX GOL 4.00%, 09/01/31 (Call 09/01/25)	8,275	8,376,451
5.00%, 09/01/28	13,635	15,044,795
City of Austin TX Water & Wastewater System Revenue RB 5.00%, 11/15/28	6,000	6,641,472
5.00%, 11/15/29	7,750	8,756,475
5.00%, 11/15/30	2,795	3,209,466
5.00%, 11/15/31	5,880	6,856,845
5.00%, 11/15/32	6,185	7,316,444
5.00%, 11/15/34 (Call 05/15/33)	3,415	4,050,609
5.00%, 11/15/35 (Call 05/15/33)	3,590	4,235,169
5.00%, 11/15/39 (Call 05/15/24)	2,400	2,402,789
5.00%, 11/15/39 (Call 11/15/31)	2,000	2,246,527
5.00%, 11/15/41 (Call 11/15/26)	1,000	1,032,629
Series C, 5.00%, 11/15/45 (Call 11/15/30)	2,000	2,167,198
Series C, 5.00%, 11/15/50 (Call 11/15/30)	2,000	2,130,542
City of Corpus Christi TX Utility System Revenue RB, Series A, 5.00%, 07/15/45 (Call 07/15/25)	2,000	2,028,533
City of Dallas TX GOL, 5.00%, 02/15/27 (Call 04/01/24)	1,500	1,501,161
City of Dallas TX Waterworks & Sewer System Revenue RB 5.00%, 10/01/46 (Call 10/01/27)	2,500	2,612,676
Series A, 5.00%, 10/01/24	3,075	3,107,215
Series A, 5.00%, 10/01/26 (Call 10/01/25)	1,400	1,438,397
Series A, 5.00%, 10/01/29 (Call 10/01/26)	1,375	1,443,782
Series A, 5.00%, 10/01/30 (Call 10/01/26)	3,590	3,765,034
Series A, 5.00%, 10/01/31 (Call 10/01/26)	1,610	1,685,645
Series A, 5.00%, 10/01/32 (Call 10/01/26)	5,510	5,759,141
Series A, 5.00%, 10/01/41 (Call 10/01/26)	5,000	5,112,818
Series C, 3.00%, 10/01/46 (Call 10/01/31)	5,000	4,036,715
Series C, 4.00%, 10/01/49 (Call 10/01/30)	7,900	7,781,430
Series C, 5.00%, 10/01/45 (Call 10/01/30)	2,000	2,170,964
City of Garland TX Electric Utility System Revenue RB 4.00%, 03/01/49 (Call 03/01/29)	1,000	957,479
5.00%, 03/01/44 (Call 03/01/29)	2,000	2,114,992
City of Houston Texas Combined Utility System Revenue RB, Series C, 5.00%, 05/15/26 (Call 05/15/24)	3,000	3,010,299
City of Houston Texas GOL 5.00%, 03/01/28 (Call 03/01/26)	10,000	10,374,728
Series A, 5.00%, 03/01/24	2,000	2,000,000
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/29 (Call 07/01/28)	3,680	4,028,578
Series B, 5.00%, 07/01/30 (Call 07/01/28)	8,570	9,353,774
Series D, 5.00%, 07/01/37 (Call 07/01/28)	1,500	1,614,207
Series D, 5.00%, 07/01/39 (Call 07/01/28)	1,495	1,598,905
City of Houston TX Combined Utility System Revenue RB
Series A, 5.00%, 11/15/33 (Call 11/15/30)	9,835	11,192,871
Series B, 4.00%, 11/15/37 (Call 11/15/26)	2,000	2,009,496
Series B, 5.00%, 11/15/30 (Call 11/15/26)	5,430	5,704,959
Series B, 5.00%, 11/15/35 (Call 11/15/26)	4,000	4,167,666
Series B, 5.00%, 11/15/42 (Call 11/15/27)	4,000	4,204,125

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 11/15/49 (Call 11/15/29)	$2,000	$2,131,741
Series C, 3.00%, 11/15/47 (Call 11/15/30)	1,000	794,989
Series C, 4.00%, 11/15/43 (Call 11/15/30)	1,500	1,486,793
Series C, 5.00%, 05/15/28 (Call 05/15/24)	2,005	2,011,923
Series C, 5.00%, 11/15/45 (Call 11/15/30)	1,000	1,088,567
Series D, 5.00%, 11/15/44 (Call 11/15/24)	2,000	2,011,538
City of Houston TX GOL
Series A, 5.00%, 03/01/25	2,480	2,523,430
Series A, 5.00%, 03/01/26 (Call 04/01/24)	1,540	1,541,852
Series A, 5.00%, 03/01/28 (Call 03/01/27)	1,700	1,804,282
City of San Antonio Texas Electric & Gas Systems Revenue RB 4.00%, 02/01/47 (Call 02/01/27)	3,970	3,799,764
5.00%, 02/01/27	3,100	3,294,268
5.00%, 02/01/35 (Call 02/01/30)	2,000	2,223,391
5.00%, 02/01/47 (Call 02/01/27)	7,500	7,719,133
5.00%, 02/01/47 (Call 08/01/27)	2,500	2,586,480
Series REF, 5.25%, 02/01/25	1,895	1,932,138
City of San Antonio Texas GOL, 5.00%, 08/01/24	3,000	3,022,026
City of San Antonio TX Electric & Gas Systems Revenue RB 5.00%, 02/01/36 (Call 02/01/30)	4,000	4,418,784
5.00%, 02/01/44	1,095	1,095,388
Series 2020, 5.00%, 02/01/49 (Call 02/01/30)	2,000	2,120,891
Series A, 5.00%, 02/01/26	1,755	1,825,255
Series ETM, 5.00%, 02/01/25 (ETM)	1,265	1,285,043
Series REF, 5.00%, 02/01/31 (Call 02/01/26)	2,000	2,073,428
City of San Antonio TX GOL 5.00%, 02/01/25	6,560	6,673,989
5.00%, 08/01/28	4,755	5,226,617
Collin County Community College District GOL 4.00%, 08/15/38 (Call 08/15/29)	2,015	2,051,869
5.00%, 08/15/29 (Call 08/15/27)	11,990	12,821,233
Series A, 5.00%, 08/15/30 (Call 08/15/29)	1,750	1,952,819
Comal Independent School District GO, 4.00%, 02/01/36 (Call 02/01/31) (PSF)	3,250	3,447,593
Conroe Independent School District GO, Series A, 5.00%, 02/15/29 (PSF)	7,685	8,537,575
County of Bexar TX GOL 4.00%, 06/15/39 (Call 06/15/28)	3,905	3,968,300
4.00%, 06/15/40 (Call 06/15/28)	2,125	2,148,444
4.00%, 06/15/41 (Call 06/15/26)	2,035	1,973,489
5.00%, 06/15/38 (PR 06/15/24)	7,670	7,704,845
5.00%, 06/15/43 (PR 06/15/26)	1,250	1,307,878
Series A, 5.00%, 06/15/41 (PR 06/15/26)	3,000	3,128,775
County of Harris Texas Toll Road Revenue RB 4.00%, 08/15/45 (Call 08/15/30)	2,090	2,065,912
Series A, 5.00%, 08/15/31 (Call 02/15/28)	2,000	2,174,983
Series A, 5.00%, 08/15/32 (Call 02/15/28)	3,000	3,261,941
Series A, 5.00%, 08/15/43 (Call 02/15/28)	4,125	4,342,673
County of Harris TX GO
Series A, 5.00%, 10/01/25 (Call 10/01/24)	4,225	4,274,192
Series A, 5.00%, 10/01/27 (Call 10/01/25)	1,725	1,773,114
County of Harris TX RB
Series A, 5.00%, 08/15/31 (Call 08/15/26)	2,000	2,088,757
Series A, 5.00%, 08/15/41 (Call 08/15/26)	3,505	3,618,723
County of Hays TX GOL, 4.00%, 02/15/42
(Call 02/15/27)	2,000	2,000,570
County of Williamson TX GO 4.00%, 02/15/33 (Call 02/15/29)	11,240	11,756,575
5.00%, 02/15/29	1,005	1,115,509

Security	Par (000)	Value

Texas (continued)
County of Williamson TX GOL 4.00%, 02/15/26	$7,000	$7,158,066
4.00%, 02/15/27	22,320	23,050,130
5.00%, 02/15/25	5,130	5,224,475
Cypress-Fairbanks Independent School District GO 4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,004,767
4.00%, 02/15/33 (Call 02/15/25) (PSF)	6,000	6,004,737
4.00%, 02/15/34 (Call 02/15/25) (PSF)	15,000	15,010,459
4.00%, 02/15/38 (Call 02/15/29) (PSF)	2,915	2,962,793
4.00%, 02/15/43 (Call 02/15/28) (PSF)	5,000	5,004,733
5.00%, 02/15/26 (PSF)	5,030	5,234,358
5.00%, 02/15/27 (Call 02/15/26) (PSF)	1,800	1,875,214
5.00%, 02/15/30 (Call 02/15/25) (PSF)	45,000	45,781,920
5.00%, 02/15/31 (PSF)	10,105	11,660,590
Series A, 5.00%, 02/15/26 (PSF)	4,000	4,162,512
Dallas Area Rapid Transit RB 5.00%, 12/01/31 (Call 12/01/29)	7,510	8,474,173
5.00%, 12/01/32 (Call 12/01/29)	5,000	5,633,069
5.00%, 12/01/33 (Call 12/01/29)	2,825	3,178,235
5.25%, 12/01/28	250	279,408
5.25%, 12/01/29 (AMBAC)	1,050	1,199,541
Series A, 5.00%, 12/01/24	2,315	2,344,290
Series A, 5.00%, 12/01/25 (PR 12/01/24)	3,025	3,065,502
Series A, 5.00%, 12/01/46 (PR 12/01/25)	6,700	6,933,064
Series A, 5.00%, 12/01/48 (PR 12/01/25)	12,500	12,934,820
Series B, 4.00%, 12/01/35 (Call 12/01/26)	8,000	8,064,528
Series B, 4.00%, 12/01/51 (Call 12/01/30)	14,405	13,923,290
Dallas Fort Worth International Airport RB 4.00%, 11/01/34 (Call 11/01/30)	9,500	9,993,499
4.00%, 11/01/35 (Call 11/01/30)	2,000	2,095,349
4.00%, 11/01/45 (Call 11/01/30)	7,400	7,288,327
4.00%, 11/01/45 (Call 11/01/32)	11,120	10,952,188
5.00%, 11/01/25	2,720	2,808,979
5.00%, 11/01/26	2,010	2,120,935
5.00%, 11/01/27	2,000	2,157,531
5.00%, 11/01/29	7,000	7,863,667
5.00%, 11/01/36 (Call 11/01/33)	1,000	1,174,528
5.00%, 11/01/39 (Call 11/01/33)	2,750	3,160,147
5.00%, 11/01/40 (Call 11/01/32)	5,000	5,643,931
5.00%, 11/01/43 (Call 11/01/30)	18,380	20,031,279
5.00%, 11/01/47 (Call 11/01/33)	1,750	1,933,272
5.00%, 11/01/50 (Call 11/01/32)	5,000	5,440,144
Series A, 4.00%, 11/01/34 (Call 11/01/30)	250	262,987
Series A, 4.00%, 11/01/35 (Call 11/01/30)	5,160	5,405,999
Series A, 4.00%, 11/01/46 (Call 11/01/30)	2,600	2,558,063
Series A, 5.00%, 11/01/27	1,000	1,078,766
Series A, 5.00%, 11/01/30	1,000	1,142,261
Series A, 5.00%, 11/01/32 (Call 11/01/30)	1,000	1,136,526
Dallas Independent School District, 5.00%, 02/15/25 (PSF-GTD)	3,045	3,099,931
Dallas Independent School District GO 4.00%, 02/15/31 (PR 02/15/25) (PSF)	1,000	1,006,342
4.00%, 02/15/33 (Call 02/15/29) (PSF)	3,000	3,130,853
5.00%, 02/15/34 (Call 02/15/29) (PSF)	5,000	5,520,552
Series A, 4.00%, 02/15/26 (PSF)	4,410	4,503,690
Series A, 5.00%, 02/15/28	1,460	1,592,463
Denton Independent School District GO 5.00%, 08/15/38 (Call 08/15/33) (PSF)	1,000	1,157,411
5.00%, 08/15/48 (Call 08/15/27) (PSF)	3,500	3,632,108
Series A, 4.00%, 08/15/48 (Call 08/15/28) (PSF)	1,500	1,467,813
Series A, 5.00%, 08/15/40 (PR 08/15/25) (PSF)	2,000	2,056,088

72	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 08/15/45 (PR 08/15/25) (PSF)	$5,000	$5,140,220
Fort Bend Independent School District GO, 5.00%, 08/15/30 (Call 08/15/27) (PSF)	3,360	3,576,468
Fort Worth Independent School District GO 5.00%, 02/15/28 (Call 02/15/25) (PSF)	3,115	3,171,468
5.00%, 02/15/28 (PR 02/15/25) (PSF)	385	391,723
5.00%, 02/15/43 (Call 02/15/27) (PSF)	5,000	5,182,092
Frisco Independent School District GO, 4.00%, 08/15/49 (Call 02/15/29) (PSF)	2,285	2,216,883
Grand Parkway Transportation Corp. RB 4.00%, 10/01/49 (Call 04/01/30) (AGM-CR)	9,900	9,635,101
5.00%, 10/01/35 (Call 04/01/28)	7,860	8,468,763
First Series, 3.00%, 10/01/50 (Call 04/01/30)	2,000	1,474,147
First Series, 4.00%, 10/01/45 (Call 04/01/30)	28,400	27,830,606
First Series, 4.00%, 10/01/49 (Call 04/01/30)	25,995	24,771,961
Series A, 5.00%, 10/01/36 (Call 04/01/28)	8,000	8,586,147
Series A, 5.00%, 10/01/38 (Call 04/01/28)	8,000	8,521,208
Series A, 5.00%, 10/01/43 (Call 04/01/28)	11,180	11,781,063
Series A, 5.00%, 10/01/48 (Call 04/01/28)	21,010	21,933,091
Series B, 5.80%, 10/01/45 (Call 10/01/28)	2,000	2,177,739
Grand Prairie Independent School District GO, 4.00%, 02/15/31 (Call 08/15/26)	10,505	10,719,906
Harris County Flood Control District RB, 5.00%, 10/01/26 (Call 10/01/24)	3,470	3,503,574
Harris County-Houston Sports Authority RB
Series A, 0.00%, 11/15/42 (Call 11/15/31) (AGM)(a)	1,250	539,697
Series A, 0.00%, 11/15/50 (Call 11/15/31) (AGM)(a)	2,000	562,537
Series A, 5.00%, 11/15/28 (Call 11/15/24)	1,390	1,402,935
Houston Independent School District GOL 4.00%, 02/15/42 (Call 02/15/27) (PSF)	1,300	1,300,383
5.00%, 02/15/25 (PSF)	2,680	2,728,347
5.00%, 02/15/26 (PSF)	1,175	1,222,738
5.00%, 02/15/28 (Call 02/15/27) (PSF)	1,000	1,063,590
Series A, 5.00%, 02/15/25 (PSF)	2,385	2,428,025
Series A, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	2,255	2,344,872
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	1,000	1,040,819
Series A, 5.00%, 02/15/30 (Call 02/15/26) (PSF)	5,000	5,205,062
Irving Independent School District GO 5.00%, 02/15/40 (Call 08/15/32) (PSF)	1,100	1,243,286
5.00%, 02/15/41 (Call 08/15/32) (PSF)	6,440	7,244,494
Katy Independent School District GO 4.00%, 02/15/47 (Call 02/15/31)	15,515	15,497,094
4.00%, 02/15/48 (Call 02/15/28) (PSF)	3,650	3,614,737
Klein Independent School District GO 4.00%, 08/01/45 (Call 08/01/33) (PSF)	16,295	16,385,884
5.00%, 08/01/44 (Call 08/01/33) (PSF)	7,230	8,057,914
Lamar Consolidated Independent School District GO, 4.00%, 02/15/50 (Call 02/15/28) (PSF)	3,000	2,935,544
Leander Independent School District GO 5.00%, 02/15/48 (Call 02/15/33) (PSF)	12,000	13,127,771
5.00%, 08/15/52 (Call 08/15/31) (PSF)	11,200	12,003,160
Series A, 5.00%, 08/15/38 (Call 08/15/25) (PSF)	1,075	1,089,411
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	1,500	1,516,110
Series C, 0.00%, 08/15/46 (PR 08/15/24) (PSF)(a)	70,000	20,977,159
Series D, 0.00%, 08/15/36 (PR 08/15/24) (PSF)(a)	4,000	2,243,978
Lewisville Independent School District GO 5.00%, 08/15/30 (PSF)	11,190	12,808,112

Security	Par (000)	Value

Texas (continued)
5.00%, 08/15/40 (Call 08/15/33)	$6,000	$6,843,536
Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	4,965	5,028,495
Series B, 5.00%, 08/15/25	2,600	2,669,507
Series B, 5.00%, 08/15/28 (Call 08/15/25)	6,090	6,229,415
Lower Colorado River Authority RB 5.00%, 05/15/25	1,000	1,020,953
5.00%, 05/15/28	1,000	1,088,823
5.00%, 05/15/39 (Call 05/15/30)	2,000	2,187,549
5.00%, 05/15/40 (Call 05/15/25)	5,760	5,849,685
5.00%, 05/15/41 (Call 05/15/30)	3,500	3,786,478
5.00%, 05/15/43 (Call 05/15/28)	1,000	1,049,480
5.00%, 05/15/45 (Call 05/15/25)	3,130	3,173,223
6.00%, 05/15/52 (Call 05/15/32)	10,000	11,392,774
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB, 5.00%, 11/01/28 (PR 11/01/24)	2,000	2,020,262
Midland County Fresh Water Supply District No. 1 RB, Series A, 0.00%, 09/15/34 (PR 09/15/27)(a)	1,250	800,426
North East Independent School District/TX GO, 5.25%, 02/01/27 (PSF)	530	565,973
North Texas Municipal Water District Water System Revenue 5.00%, 09/01/26	15,200	16,029,645
5.00%, 09/01/28	3,500	3,852,511
North Texas Municipal Water District Water System Revenue RB 4.00%, 09/01/46 (Call 09/01/26)	6,000	5,746,461
5.00%, 09/01/27	6,000	6,472,216
North Texas Tollway Authority RB 0.00%, 01/01/36 (AGC)(a)	18,500	12,015,502
4.00%, 01/01/33 (Call 01/01/31)	2,000	2,095,389
4.25%, 01/01/49 (Call 01/01/28)	1,500	1,483,344
5.00%, 01/01/26	4,000	4,140,414
5.00%, 01/01/26 (Call 04/01/24)	260	260,231
5.00%, 01/01/29 (Call 01/01/26)	5,000	5,184,450
5.00%, 01/01/31	8,500	9,679,301
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,037,281
First Series, 0.00%, 01/01/33 (AGC)(a)	38,450	28,373,547
First Series, 0.00%, 01/01/37 (AGC)(a)	3,250	2,004,276
Series A, 4.00%, 01/01/36 (Call 01/01/29)	13,300	13,749,628
Series A, 4.00%, 01/01/37 (Call 01/01/27)	11,240	11,361,820
Series A, 4.00%, 01/01/37 (Call 01/01/29)	7,000	7,200,395
Series A, 4.00%, 01/01/43 (Call 01/01/28)	15,615	15,568,634
Series A, 4.00%, 01/01/44 (Call 01/01/29)	2,030	2,016,124
Series A, 5.00%, 01/01/25 (Call 04/01/24)	2,550	2,554,874
Series A, 5.00%, 01/01/28 (Call 01/01/26)	1,500	1,556,528
Series A, 5.00%, 01/01/30 (Call 01/01/26)	8,385	8,685,019
Series A, 5.00%, 01/01/32 (Call 01/01/25)	16,910	17,127,463
Series A, 5.00%, 01/01/33 (Call 01/01/25)	2,000	2,024,763
Series A, 5.00%, 01/01/34	10,500	12,467,992
Series A, 5.00%, 01/01/34 (Call 01/01/27)	1,000	1,054,838
Series A, 5.00%, 01/01/35	1,000	1,199,537
Series A, 5.00%, 01/01/35 (Call 01/01/27)	1,900	2,000,799
Series A, 5.00%, 01/01/36 (Call 01/01/27)	1,000	1,050,097
Series A, 5.00%, 01/01/38 (Call 01/01/25)	13,455	13,568,035
Series A, 5.00%, 01/01/38 (Call 01/01/29)	21,820	23,672,664
Series A, 5.00%, 01/01/39 (Call 01/01/26)	2,500	2,568,343
Series A, 5.00%, 01/01/39 (Call 01/01/28)	2,500	2,635,885
Series A, 5.00%, 01/01/43 (Call 01/01/28)	26,050	27,280,425
Series A, 5.00%, 01/01/48 (Call 01/01/28)	6,100	6,347,555
Series B, 0.00%, 09/01/37 (PR 09/01/31)(a)	1,620	821,603

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series B, 0.00%, 09/01/43 (PR 09/01/31)(a)	$2,500	$808,097
Series B, 3.00%, 01/01/46 (Call 01/01/31)	2,000	1,589,815
Series B, 4.00%, 01/01/39 (Call 01/01/31)	2,500	2,540,631
Series B, 4.00%, 01/01/40 (Call 01/01/31)	4,000	4,039,546
Series B, 4.00%, 01/01/41 (Call 01/01/31)	1,150	1,157,122
Series B, 5.00%, 01/01/26	1,250	1,293,879
Series B, 5.00%, 01/01/27	2,505	2,655,138
Series B, 5.00%, 01/01/28	3,855	4,170,885
Series B, 5.00%, 01/01/29	1,700	1,873,928
Series B, 5.00%, 01/01/29 (Call 01/01/25)	150	152,104
Series B, 5.00%, 01/01/31 (Call 01/01/26)	900	929,416
Series B, 5.00%, 01/01/34 (Call 01/01/25)	4,750	4,809,900
Series B, 5.00%, 01/01/43 (Call 01/01/27)	1,750	1,807,770
Series B, 5.00%, 01/01/48 (Call 01/01/27)	1,750	1,798,146
Series C, 6.75%, 09/01/45 (PR 09/01/31)	500	630,264
Series C, 7.00%, 09/01/43 (PR 09/01/31)	500	627,131
Series D, 0.00%, 01/01/31 (AGC)(a)	965	768,944
Series D, 0.00%, 01/01/34 (AGC)(a)	2,900	2,059,527
Northwest Independent School District GO, 5.00%, 02/15/48 (Call 02/15/32) (PSF)	71,000	77,082,889
Pasadena Independent School District GO, 4.00%, 02/15/44 (Call 02/15/28) (PSF)	1,250	1,252,016
Permanent University Fund - Texas A&M University System RB, 5.00%, 07/01/41 (Call 07/01/32)	17,245	19,263,891
Permanent University Fund - University of Texas System RB 5.00%, 07/01/27	1,000	1,074,942
5.00%, 07/01/29	3,070	3,442,888
Series B, 4.00%, 07/01/41 (Call 07/01/26)	2,515	2,505,111
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,700	2,717,845
Plano Independent School District GO 5.00%, 02/15/25	17,050	17,357,580
5.00%, 02/15/26 (PSF)	2,475	2,577,945
Port Authority of Houston of Harris County Texas RB, 5.00%, 10/01/48 (Call 10/01/33)	8,620	9,440,161
Richardson Independent School District GO 4.00%, 02/15/46 (Call 02/15/30) (PSF)	2,000	1,971,774
5.00%, 02/15/30 (Call 02/15/28) (PSF)	1,905	2,076,124
5.00%, 02/15/42 (Call 02/15/26) (PSF)	6,930	7,101,579
Round Rock Independent School District GO 5.00%, 08/01/27	3,185	3,419,436
Series A, 3.00%, 08/01/33 (Call 08/01/29) (PSF)	1,950	1,940,372
Series A, 5.00%, 08/01/31 (Call 08/01/29) (PSF)	4,000	4,446,136
San Antonio Independent School District/TX GO, 5.00%, 08/15/48 (Call 08/15/25) (PSF)	6,000	6,075,378
San Antonio Public Facilities Corp. RB, 4.00%, 09/15/42 (Call 04/01/24)	6,600	6,488,291
San Antonio Water System RB 5.00%, 05/15/35 (Call 11/15/26)	1,800	1,886,751
Series A, 4.00%, 05/15/51 (Call 05/15/31)	3,790	3,683,338
Series A, 5.00%, 05/15/48 (Call 05/15/28)	6,720	6,971,165
Series A, 5.00%, 05/15/50 (Call 05/15/30)	6,000	6,383,186
Series B, 4.00%, 05/15/40 (Call 05/15/25)	14,785	14,332,632
Series C, 4.00%, 05/15/50 (Call 05/15/30)	1,000	979,033
Series C, 5.00%, 05/15/33 (Call 11/15/26)	10,500	11,028,232
Series C, 5.00%, 05/15/34 (Call 11/15/26)	1,220	1,280,676
Series C, 5.00%, 05/15/46 (Call 11/15/26)	1,660	1,707,508
San Jacinto Community College District GOL, Series A, 5.00%, 02/15/44 (Call 02/15/29)	3,660	3,860,468
State of Texas GO 4.00%, 10/01/31 (Call 04/01/24)	12,790	12,789,618

Security	Par (000)	Value

Texas (continued)
4.00%, 10/01/33 (PR 04/01/24)	$1,200	$1,200,512
5.00%, 10/01/24 (Call 04/01/24)	4,160	4,165,159
5.00%, 10/01/25	16,300	16,825,724
5.00%, 10/01/25 (Call 04/01/24)	4,240	4,245,984
5.00%, 04/01/26 (Call 04/01/24)	3,560	3,560,336
5.00%, 10/01/26 (PR 04/01/24)	1,025	1,026,193
5.00%, 04/01/27 (PR 04/01/24)	2,000	2,002,404
5.00%, 10/01/27 (Call 04/01/24)	3,250	3,250,554
5.00%, 04/01/28 (PR 04/01/24)	2,000	2,002,404
5.00%, 04/01/32 (Call 04/01/26)	2,300	2,387,666
5.00%, 04/01/34 (Call 04/01/26)	16,500	17,115,424
5.00%, 10/01/34 (Call 10/01/27)	32,000	34,090,694
5.00%, 04/01/35 (PR 04/01/24)	1,660	1,661,996
5.00%, 04/01/36 (PR 04/01/24)	1,000	1,001,202
5.00%, 04/01/43 (Call 04/01/26)	3,000	3,088,729
5.00%, 04/01/46 (Call 04/01/26)	3,780	3,881,877
Series A, 4.00%, 10/01/31 (Call 10/01/24)	2,000	2,000,260
Series A, 4.00%, 10/01/44 (Call 10/01/24)	2,000	1,948,760
Series A, 5.00%, 10/01/24	9,530	9,631,476
Series A, 5.00%, 10/01/26 (Call 10/01/24)	3,305	3,312,056
Series A, 5.00%, 10/01/26 (Call 10/01/25)	7,000	7,212,676
Series A, 5.00%, 04/01/27 (Call 04/01/26)	5,890	6,133,800
Series A, 5.00%, 10/01/27 (Call 10/01/25)	2,445	2,519,285
Series A, 5.00%, 10/01/28 (Call 10/01/24)	5,000	5,010,955
Series A, 5.00%, 10/01/28 (Call 10/01/25)	5,105	5,260,898
Series A, 5.00%, 10/01/30 (Call 10/01/27)	2,000	2,140,640
Series A, 5.00%, 10/01/30 (PR 10/01/24)	10,000	10,101,907
Series A, 5.00%, 10/01/31 (Call 10/01/25)	1,000	1,028,825
Series A, 5.00%, 10/01/33 (Call 10/01/27)	34,100	36,393,532
Series A, 5.00%, 10/01/36 (Call 10/01/25)	10,150	10,367,152
Series A, 5.00%, 04/01/44 (Call 04/01/26)	2,045	2,103,831
Series A, 5.00%, 10/01/44 (PR 10/01/24)	15,000	15,152,860
Series B, 5.00%, 10/01/32 (Call 10/01/27)	5,825	6,224,890
Series B, 5.00%, 08/01/40 (Call 08/01/25)	3,000	3,035,494
Series D, 4.00%, 05/15/45 (Call 05/15/25)	2,000	1,987,021
Tarrant County College District GOL, 5.00%, 08/15/26	3,060	3,223,508
Tarrant Regional Water District Water Supply System Revenue RB, 5.00%, 03/01/49 (PR 03/01/24)	25,765	25,765,000
Texas A&M University RB, Series E, 5.00%, 05/15/34 (Call 05/15/27)	5,640	5,982,438
Texas State University System RB
Series A, 5.00%, 03/15/28 (Call 03/15/27)	6,670	7,106,452
Series A, 5.00%, 03/15/31 (Call 03/15/27)	1,900	2,017,897
Texas Transportation Commission GO, VRDN, 0.65%, 10/01/41 (Put 10/01/25)(b)	5,000	4,650,167
Texas Transportation Commission State Highway 249 System RB, 5.00%, 08/01/57 (Call 02/01/29) ..	1,750	1,770,034
Texas Transportation Commission State Highway Fund RB 5.00%, 10/01/33	4,000	4,768,088
First Series, 5.00%, 10/01/26	4,810	5,080,359
Series A, 5.00%, 04/01/24	6,720	6,728,593
Series A, 5.00%, 10/01/24	6,780	6,852,970
Series A, 5.00%, 04/01/25 (Call 04/01/24)	1,305	1,306,917
Series A, 5.00%, 10/01/25	4,050	4,181,891
Series A, 5.00%, 10/01/26	1,260	1,330,822
Series A, 5.00%, 10/01/30 (Call 10/01/26)	5,000	5,212,226
Texas Water Development Board RB 3.00%, 10/15/40 (Call 10/15/30)	3,500	3,055,454

74	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
4.00%, 10/15/33 (Call 10/15/30)	$3,080	$3,298,934
4.00%, 08/01/34 (Call 08/01/30)	5,000	5,339,620
4.00%, 10/15/35 (Call 10/15/31)	4,740	5,085,777
4.00%, 04/15/51 (Call 10/15/30)	6,000	5,842,632
4.00%, 10/15/56 (Call 10/15/31)	7,420	7,125,834
4.45%, 10/15/36 (Call 10/15/32)	1,000	1,113,892
4.65%, 10/15/40 (Call 10/15/33)	1,995	2,206,617
4.80%, 10/15/52 (Call 10/15/32)	1,500	1,591,622
4.88%, 10/15/48 (Call 10/15/33)	9,000	9,731,565
5.00%, 08/01/24	4,255	4,288,150
5.00%, 04/15/26	1,380	1,443,632
5.00%, 10/15/26	3,310	3,500,231
5.00%, 08/01/27	1,500	1,615,990
5.00%, 08/01/28	1,110	1,221,552
5.00%, 08/01/30	1,310	1,500,055
5.00%, 10/15/30 (Call 04/15/28)	7,940	8,685,071
5.00%, 10/15/31 (Call 10/15/26)	5,070	5,354,318
5.00%, 08/01/41 (Call 08/01/32)	28,505	32,061,150
5.00%, 08/01/42 (Call 08/01/33)	11,275	12,763,880
5.00%, 10/15/47 (Call 10/15/32)	22,500	24,689,221
5.25%, 10/15/46 (Call 10/15/26)	2,000	2,082,543
Series A, 3.00%, 10/15/33 (Call 10/15/29)	2,000	1,966,565
Series A, 3.00%, 10/15/34 (Call 10/15/29)	2,000	1,959,043
Series A, 3.00%, 10/15/39 (Call 10/15/29)	2,585	2,309,774
Series A, 4.00%, 10/15/32 (Call 10/15/27)	3,475	3,594,658
Series A, 4.00%, 10/15/33 (Call 10/15/27)	2,000	2,065,409
Series A, 4.00%, 10/15/34 (Call 10/15/25)	3,000	3,021,532
Series A, 4.00%, 10/15/34 (Call 10/15/27)	1,000	1,030,984
Series A, 4.00%, 10/15/35 (Call 10/15/27)	2,500	2,568,513
Series A, 4.00%, 10/15/36 (Call 04/15/28)	3,000	3,088,612
Series A, 4.00%, 10/15/36 (Call 10/15/29)	5,775	6,041,737
Series A, 4.00%, 10/15/38 (Call 04/15/28)	9,160	9,334,874
Series A, 4.00%, 10/15/38 (Call 10/15/29)	1,490	1,538,614
Series A, 4.00%, 10/15/44 (Call 10/15/29)	5,000	5,028,015
Series A, 4.00%, 10/15/45 (Call 10/15/25)	4,865	4,691,928
Series A, 4.00%, 10/15/47 (Call 10/15/27)	3,755	3,669,695
Series A, 4.00%, 10/15/49 (Call 10/15/29)	20,445	19,975,319
Series A, 4.00%, 10/15/54 (Call 10/15/29)	1,000	950,005
Series A, 5.00%, 04/15/24	5,920	5,932,148
Series A, 5.00%, 04/15/29 (Call 10/15/27)	1,000	1,077,201
Series A, 5.00%, 10/15/30 (Call 10/15/25)	1,000	1,030,443
Series A, 5.00%, 10/15/31 (Call 10/15/25)	1,000	1,029,805
Series A, 5.00%, 10/15/31 (Call 10/15/27)	1,000	1,074,048
Series A, 5.00%, 10/15/31 (Call 04/15/28)	6,605	7,211,645
Series A, 5.00%, 10/15/40 (Call 10/15/25)	890	908,204
Series A, 5.00%, 10/15/42 (Call 10/15/27)	2,000	2,108,197
Series A, 5.00%, 10/15/43 (Call 04/15/28)	11,750	12,435,452
Series A, 5.00%, 10/15/47 (Call 10/15/27)	2,500	2,611,883
Series B, 4.00%, 10/15/34 (Call 10/15/28)	3,000	3,127,428
Series B, 4.00%, 10/15/36 (Call 10/15/28)	10,000	10,328,725
Series B, 4.00%, 10/15/43 (Call 10/15/28)	12,000	12,020,714
Series B, 5.00%, 04/15/25	5,520	5,639,552
Series B, 5.00%, 04/15/30 (Call 10/15/28)	1,860	2,056,090
Series B, 5.00%, 10/15/32 (Call 10/15/28)	5,820	6,402,702
Series B, 5.00%, 10/15/38 (Call 10/15/28)	2,130	2,297,761
Series B, 5.00%, 04/15/49 (Call 10/15/28)	39,020	41,063,700
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/28 (Call 08/01/27)	2,005	2,153,574
Tyler Independent School District GO, 4.00%, 02/15/47 (Call 02/15/27) (PSF)	1,600	1,569,792

Security	Par (000)	Value

Texas (continued)
Waco Educational Finance Corp. RB, 4.00%, 03/01/51 (Call 03/01/31)	$2,000	$1,880,525
Wylie Independent School District GO, Series A, 5.00%, 08/15/30 (PSF)	14,960	17,056,461
Ysleta Independent School District GO, 5.00%, 08/15/47 (Call 08/15/26) (PSF)	2,940	3,010,761

		2,574,964,765

Utah — 0.8%
Central Valley Water Reclamation Facility RB,
Series C, 4.00%, 03/01/47 (Call 03/01/31)	2,000	1,982,213
City of Salt Lake City UT Airport Revenue RB
Series B, 5.00%, 07/01/47 (Call 07/01/27)	3,645	3,760,678
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,000	2,098,476
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%, 02/01/52 (Call 02/01/32)	30,000	32,505,327
Intermountain Power Agency RB 5.00%, 07/01/31	18,170	21,126,737
5.00%, 07/01/37 (Call 07/01/32)	5,000	5,765,819
5.00%, 07/01/41 (Call 07/01/32)	2,000	2,245,962
5.00%, 07/01/43 (Call 07/01/31)	33,585	36,989,008
Series A, 4.00%, 07/01/36 (Call 07/01/31)	2,500	2,633,365
Series A, 5.00%, 07/01/26	3,445	3,616,689
Series A, 5.00%, 07/01/29	1,250	1,401,166
Series A, 5.00%, 07/01/30	2,000	2,285,468
Series A, 5.00%, 07/01/32 (Call 07/01/31)	1,000	1,158,426
Series A, 5.00%, 07/01/33 (Call 07/01/31)	1,250	1,446,901
Series A, 5.00%, 07/01/34 (Call 07/01/31)	1,250	1,444,902
Series A, 5.00%, 07/01/38 (Call 07/01/31)	2,500	2,824,574
Series A, 5.00%, 07/01/39 (Call 07/01/31)	10,000	11,232,585
Series A, 5.00%, 07/01/40 (Call 07/01/31)	2,500	2,785,630
Series A, 5.00%, 07/01/42 (Call 07/01/31)	2,500	2,764,164
State of Utah GO 3.00%, 07/01/34 (Call 01/01/29)	4,120	4,032,094
5.00%, 07/01/24	13,240	13,314,323
5.00%, 07/01/25 (PR 01/01/25)	18,300	18,567,819
5.00%, 07/01/26	5,225	5,485,399
5.00%, 07/01/27 (Call 01/01/27)	1,140	1,212,537
5.00%, 07/01/29 (Call 01/01/29)	4,030	4,491,780
5.00%, 07/01/30 (Call 01/01/29)	5,600	6,239,027
5.00%, 07/01/31 (Call 01/01/29)	13,500	15,028,963
Series B, 5.00%, 07/01/25	6,010	6,165,419
Series B, 5.00%, 07/01/26	11,925	12,519,307
Series B, 5.00%, 07/01/27	24,550	26,397,950
Series B, 5.00%, 07/01/28	1,470	1,616,700
Series B, 5.00%, 07/01/29 (Call 01/01/29)	1,600	1,783,337
University of Utah (The) RB 5.00%, 08/01/27	1,330	1,432,844
5.00%, 08/01/41 (Call 08/01/32)	1,885	2,119,538
5.00%, 08/01/42 (Call 08/01/32)	2,490	2,789,412
Series A, 4.00%, 08/01/51 (Call 08/01/31)	12,000	11,729,472
Utah Transit Authority RB
Series A, 5.00%, 06/15/24	5,540	5,566,440
Series A, 5.00%, 06/15/25	3,630	3,712,073
Series A, 5.00%, 06/15/26 (PR 06/15/25)	3,465	3,551,749
Series A, 5.00%, 06/15/28 (PR 06/15/25)	5,005	5,130,304
Series A, 5.00%, 06/15/29 (PR 06/15/25)	3,010	3,085,357
Series A, 5.00%, 06/15/37 (PR 06/15/25)	4,815	4,935,547
Series A, 5.00%, 06/15/38 (PR 06/15/25)	5,500	5,637,696

		306,613,177

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Vermont — 0.0%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/40 (Call 10/01/25)	$1,000	$1,013,855

Virginia — 1.9%
Chesapeake Bay Bridge & Tunnel District RB 5.00%, 07/01/46 (Call 07/01/26)	21,350	21,525,640
5.00%, 07/01/51 (Call 07/01/26)	1,500	1,507,424
Series 2016, 5.00%, 07/01/41 (Call 07/01/26) (AGM)	3,000	3,082,856
City of Alexandria VA GO 4.00%, 12/15/43 (Call 12/15/33)	12,750	13,014,350
5.00%, 12/15/30	10,235	11,859,341
5.00%, 12/15/34 (Call 12/15/33)	5,330	6,477,861
5.00%, 12/15/35 (Call 12/15/33)	10,755	12,992,294
5.00%, 12/15/36 (Call 12/15/33)	10,855	12,988,867
5.00%, 12/15/37 (Call 12/15/33)	10,960	12,993,222
5.00%, 12/15/38 (Call 12/15/33)	5,500	6,474,458
Series A, 3.00%, 07/15/46 (Call 07/15/30)	1,000	806,808
City of Norfolk Virginia GO, 5.00%, 08/01/46 (PR 08/01/28) (SAW)	2,755	3,035,495
City of Richmond VA Public Utility Revenue RB 5.00%, 01/15/30 (PR 01/15/26)	1,000	1,039,160
5.00%, 01/15/32 (PR 01/15/26)	2,020	2,099,103
Series A, 5.00%, 01/15/29 (PR 01/15/26)	2,000	2,078,320
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	3,025	3,098,851
Series B, 5.00%, 06/01/27 (Call 06/01/25) (SAW)	2,090	2,144,635
County of Arlington VA GO 4.00%, 06/15/34 (Call 06/15/29)	2,085	2,204,329
5.00%, 06/15/32	8,715	10,335,932
County of Fairfax VA GO 4.00%, 10/01/24 (SAW)	10,140	10,197,024
4.00%, 10/01/30 (SAW)	7,600	8,266,056
4.00%, 10/01/32 (Call 04/01/27) (SAW)	9,900	10,254,920
4.00%, 10/01/40 (Call 04/01/32) (SAW)	3,000	3,103,373
5.00%, 10/01/25 (Call 04/01/25) (SAW)	5,035	5,195,961
5.00%, 10/01/30	11,000	12,712,581
5.00%, 10/01/31	7,085	8,336,437
5.00%, 10/01/31 (Call 04/01/29) (SAW)	5,280	5,903,159
5.00%, 10/01/32	6,715	8,036,912
5.00%, 10/01/32 (Call 04/01/32) (SAW)	4,300	5,098,358
5.00%, 10/01/38 (Call 04/01/30) (SAW)	5,035	5,596,748
Series A, 4.00%, 10/01/24	2,165	2,177,175
Series A, 4.00%, 10/01/27 (Call 04/01/26) (SAW)	7,625	7,809,916
Series A, 5.00%, 10/01/28	5,000	5,547,439
Series A, 5.00%, 10/01/28 (Call 04/01/27) (SAW)	1,800	1,933,388
Series B, 5.00%, 10/01/24 (SAW)	3,670	3,711,389
County of Fairfax VA Sewer Revenue RB 5.00%, 07/15/46 (Call 07/15/31)	7,415	8,177,521
Series A, 4.00%, 07/15/51 (Call 07/15/31)	10,000	9,987,685
County of Fairfax Virginia GO 2.00%, 10/01/38 (Call 04/01/32)	13,630	10,328,461
5.00%, 10/01/36 (Call 04/01/29)	7,305	8,062,892
County of Henrico VA GO, Series A, 5.00%, 08/01/28 (SAW)	1,260	1,390,499
County of Loudoun VA GO, 4.00%, 12/01/31 (Call 12/01/30) (SAW)	3,330	3,604,840
Hampton Roads Sanitation District RB
Series A, 5.00%, 08/01/30 (PR 08/01/26)	2,020	2,120,112
Series A, 5.00%, 08/01/37 (PR 08/01/26)	8,570	8,994,733

Security	Par (000)	Value

Virginia (continued)
Hampton Roads Transportation Accountability Commission RB 5.00%, 07/01/48 (Call 01/01/28)	$16,855	$17,588,572
5.00%, 07/01/48 (PR 01/01/28)	4,180	4,552,677
5.00%, 07/01/52 (PR 01/01/28)	10,000	10,891,571
5.50%, 07/01/57 (PR 01/01/28)	11,380	12,600,734
Series A, 4.00%, 07/01/45 (Call 07/01/30)	2,000	2,009,155
Series A, 4.00%, 07/01/60 (Call 07/01/30)	5,005	4,805,713
Series A, 5.00%, 07/01/39 (Call 07/01/30)	5,000	5,540,100
Series A, 5.00%, 07/01/42 (Call 01/01/28)	8,110	8,569,420
Series A, 5.00%, 07/01/60 (Call 07/01/30)	2,000	2,110,129
Northern Virginia Transportation Commission RB, 5.00%, 06/01/47 (Call 06/01/32)	8,000	8,803,463
University of Virginia RB 5.00%, 04/01/38 (Call 04/01/27)	1,000	1,055,688
Series A-2, 5.00%, 04/01/45 (Call 04/01/25)	8,000	8,095,417
Virginia College Building Authority RB 3.00%, 02/01/40 (Call 02/01/31)	2,485	2,193,576
3.00%, 09/01/51 (Call 09/01/31)	7,110	5,543,248
3.50%, 02/01/34 (Call 02/01/32)	2,000	2,040,156
5.00%, 02/01/27	14,160	15,116,941
5.00%, 02/01/28	21,120	23,064,495
5.00%, 02/01/30	18,600	21,159,020
5.00%, 02/01/32	3,015	3,549,033
5.00%, 02/01/34 (Call 02/01/33)	3,500	4,141,455
5.00%, 02/01/35 (Call 02/01/32)	13,000	15,097,420
5.00%, 02/01/38 (Call 02/01/32)	1,790	2,036,173
5.00%, 02/01/39 (Call 02/01/32)	2,000	2,260,889
5.00%, 02/01/40 (Call 02/01/32)	6,955	7,817,561
5.25%, 02/01/41 (Call 02/01/32)	5,000	5,681,141
Series A, 3.00%, 02/01/36 (Call 02/01/29)	5,000	4,864,877
Series A, 4.00%, 02/01/31 (Call 02/01/26)	4,300	4,359,782
Series A, 4.00%, 02/01/32 (Call 02/01/25)	3,000	3,012,676
Series A, 5.00%, 09/01/27 (Call 09/01/26)
(ST INTERCEPT)	4,700	4,923,413
Series C, 5.00%, 02/01/28	575	627,940
Series C, 5.00%, 02/01/30 (Call 02/01/27)	3,800	4,018,815
Series C, 5.00%, 02/01/30 (Call 02/01/29)	2,775	3,089,423
Series C, 5.00%, 02/01/31 (Call 02/01/27)	1,830	1,933,015
Series D, 3.00%, 02/01/27 (Call 02/01/25)
(HERBIP)	2,685	2,658,684
Series E, 5.00%, 02/01/26	4,405	4,585,510
Series E, 5.00%, 02/01/28	1,000	1,092,069
Series E, 5.00%, 02/01/29 (Call 02/01/28)	5,015	5,467,934
Series E, 5.00%, 02/01/30 (Call 02/01/28)	1,815	1,977,244
Series E, 5.00%, 02/01/31 (Call 02/01/28)	1,025	1,115,657
Virginia Commonwealth Transportation Board RB 4.00%, 05/15/33 (Call 05/15/32)	12,360	13,405,588
4.00%, 05/15/35 (Call 05/15/32)	8,000	8,596,759
4.00%, 05/15/41 (Call 05/15/28)	16,050	16,216,392
4.00%, 05/15/42 (Call 05/15/27)	14,260	14,349,075
5.00%, 03/15/24	5,000	5,002,565
5.00%, 09/15/26	3,115	3,288,949
5.00%, 09/15/27	1,110	1,200,756
Series A, 4.00%, 05/15/35 (Call 11/15/27)	1,000	1,033,026
Series A, 4.00%, 05/15/36 (Call 11/15/27)	4,985	5,128,334
Series A, 5.00%, 05/15/26	4,375	4,582,034
Series A, 5.00%, 05/15/27	2,465	2,646,011
Series A, 5.00%, 05/15/30 (Call 11/15/27)	21,035	22,767,611
Series A, 5.00%, 05/15/33 (Call 11/15/27)	2,275	2,444,450

76	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/26	$4,000	$4,206,832
Series A, 5.00%, 08/01/27	3,015	3,248,139
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,175	1,264,682
Series A, 5.00%, 08/01/38 (Call 08/01/32)	1,010	1,163,263
Series A-2, 4.00%, 08/01/34 (Call 08/01/31)	2,000	2,147,215
Series B, 5.00%, 08/01/25	1,975	2,031,667
Series C, 4.00%, 08/01/25 (Call 08/01/24)	255	256,117
Series C, 4.00%, 08/01/26 (Call 08/01/24)	3,660	3,676,138
Virginia Public School Authority RB 5.00%, 08/01/26 (Call 08/01/25) (SAW)	1,515	1,555,543
5.00%, 08/01/27 (Call 08/01/25)	5,000	5,134,503
5.00%, 08/01/28 (Call 08/01/25)	1,940	1,992,187
5.00%, 08/01/29 (SAW)	2,685	3,019,101
5.00%, 08/01/47 (Call 08/01/32) (SAW)	6,410	7,071,225
Virginia Resources Authority Clean Water Revolving
Fund RB, 5.00%, 10/01/26 (Call 10/01/24)	26,155	26,415,527

		690,201,000

Washington — 3.7%
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/27	1,630	1,766,079
Series S-1, 5.00%, 11/01/28	1,505	1,667,295
Series S-1, 5.00%, 11/01/29 (PR 11/01/25)	3,500	3,615,071
Series S-1, 5.00%, 11/01/31 (PR 11/01/25)	1,250	1,291,097
Series S-1, 5.00%, 11/01/36 (Call 11/01/31)	3,000	3,431,225
Series S-1, 5.00%, 11/01/36 (PR 11/01/25)	4,500	4,647,948
Series S-1, 5.00%, 11/01/45 (PR 11/01/25)	19,870	20,523,272
Series S-1, 5.00%, 11/01/46	3,170	3,755,121
City of Seattle WA GOL
Series A, 5.00%, 06/01/24	1,955	1,963,154
Series A, 5.00%, 12/01/29	5,415	6,120,545
Series A, 5.00%, 12/01/30	7,860	9,048,228
Series A, 5.00%, 09/01/31	6,440	7,509,037
City of Seattle WA Municipal Light & Power Revenue RB 4.00%, 09/01/44 (Call 09/01/24)	4,500	4,418,858
4.00%, 01/01/45 (Call 01/01/28)	13,125	13,130,940
5.00%, 03/01/32	11,735	13,749,436
5.00%, 07/01/43 (Call 07/01/32)	2,360	2,620,271
5.00%, 07/01/47 (Call 07/01/32)	10,000	10,949,982
VRDN, 3.79%, 11/01/46 (Put 11/30/23)(b)	5,500	5,500,000
Series A, 4.00%, 07/01/39 (Call 07/01/31)	3,735	3,849,276
Series A, 4.00%, 06/01/41 (Call 03/21/24)	23,985	23,986,182
Series A, 4.00%, 07/01/41 (Call 07/01/31)	22,145	22,607,771
Series A, 4.00%, 07/01/43 (Call 07/01/31)	12,000	12,151,925
Series A, 4.00%, 05/01/45 (Call 05/01/25)	1,765	1,722,323
Series A, 4.00%, 07/01/51 (Call 07/01/31)	4,865	4,710,297
Series B, 5.00%, 02/01/25	4,570	4,650,647
Series C, 4.00%, 09/01/47 (Call 09/01/27)	3,135	3,077,609
City of Tacoma WA Electric System Revenue RB
Series A, 4.00%, 01/01/42 (Call 03/21/24)	1,000	989,700
Series A, 5.00%, 01/01/38 (Call 05/14/24)	4,400	4,413,589
City of Tacoma WA Sewer Revenue RB, 4.00%, 12/01/51 (Call 12/01/31)	19,440	18,883,017
City of Tacoma WA Water Revenue RB, 4.00%, 12/01/43 (Call 04/23/24)	41,415	41,447,461
County of King WA GOL 5.00%, 01/01/28	3,270	3,556,560
5.00%, 12/01/28	2,515	2,791,273
Series A, 4.00%, 01/01/25	4,010	4,041,221
Series A, 5.00%, 01/01/31	7,000	8,069,970

Security	Par (000)	Value

Washington (continued)
Series A, VRDN, 3.60%, 01/01/46 (Put 02/29/24)(b)	$49,560	$49,560,000
County of King WA Sewer Revenue RB 4.00%, 01/01/45 (Call 07/01/33)	14,885	14,925,469
5.00%, 01/01/28	5,000	5,428,660
5.00%, 07/01/40 (PR 01/01/25)	2,220	2,254,309
Series A, 4.00%, 01/01/47 (Call 01/01/30)	3,385	3,363,984
Series A, 4.00%, 01/01/52 (Call 01/01/30)	27,000	26,304,596
Series B, 5.00%, 07/01/25	5,720	5,861,909
Series B, 5.00%, 07/01/27 (Call 07/01/26)	1,780	1,864,985
Series B, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,068,422
Energy Northwest RB 4.00%, 07/01/42 (Call 07/01/31)	10,360	10,431,634
5.00%, 07/01/26 (Call 07/01/25)	2,170	2,225,357
5.00%, 07/01/27 (Call 07/01/24)	19,025	19,108,238
5.00%, 07/01/28	3,575	3,928,692
5.00%, 07/01/32	5,405	6,379,399
5.00%, 07/01/36 (Call 07/01/32)	13,105	15,189,430
5.00%, 07/01/37 (Call 07/01/32)	21,000	24,166,183
5.00%, 07/01/39 (Call 07/01/33)	8,000	9,171,638
5.00%, 07/01/40 (Call 07/01/31)	5,205	5,792,504
5.00%, 07/01/41 (Call 07/01/31)	12,090	13,393,940
Series A, 4.00%, 07/01/38 (Call 07/01/25)	2,000	2,009,211
Series A, 5.00%, 07/01/26	10,015	10,514,119
Series A, 5.00%, 07/01/27	1,000	1,076,928
Series A, 5.00%, 07/01/28	1,555	1,708,844
Series A, 5.00%, 07/01/28 (Call 07/01/27)	8,110	8,694,104
Series A, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,510,369
Series A, 5.00%, 07/01/33 (Call 07/01/25)	2,500	2,559,839
Series A, 5.00%, 07/01/34 (Call 07/01/25)	2,000	2,047,347
Series A, 5.00%, 07/01/36 (Call 07/01/30)	1,000	1,127,257
Series A, 5.00%, 07/01/37 (Call 07/01/29)	43,235	47,338,901
Series A, 5.00%, 07/01/38 (Call 07/01/25)	8,045	8,200,767
Series C, 5.00%, 07/01/25	4,835	4,965,756
Series C, 5.00%, 07/01/27	1,000	1,076,928
Series C, 5.00%, 07/01/30 (Call 07/01/28)	5,525	6,052,307
Series C, 5.00%, 07/01/31 (Call 07/01/28)	1,050	1,149,413
Series C-1, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,008,946
Series C-3, 5.00%, 07/01/28 (Call 07/01/24)	1,000	1,004,245
King & Snohomish Counties School District No. 417 Northshore GO 5.00%, 12/01/35 (Call 06/01/28) (GTD)	1,000	1,086,286
5.00%, 12/01/36 (Call 06/01/28) (GTD)	3,015	3,259,089
King County School District No. 210 Federal Way GO, 3.60%, 12/01/37 (Call 12/01/27) (GTD)	21,945	22,009,398
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/39 (PR 12/01/25) (GTD)	2,000	2,071,298
Pierce County School District No. 3 Puyallup GO, 5.00%, 12/01/34 (Call 06/01/27) (GTD)	5,900	6,291,503
Port of Seattle WA GOL, 5.00%, 01/01/42
(Call 01/01/27)	5,280	5,482,921
Port of Seattle WA RB 5.00%, 08/01/30	3,075	3,441,940
5.00%, 08/01/31	2,500	2,838,620
Snohomish County Public Utility District No.1
Electric System Revenue RB, 5.00%, 12/01/40
(Call 12/01/25)	1,000	1,016,281
Spokane County School District No. 81 Spokane
GO, 4.00%, 12/01/39 (Call 06/01/31) (GTD)	2,000	2,045,650
State of Washington GO 4.00%, 07/01/29	53,230	56,896,307

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
4.00%, 02/01/37 (Call 02/01/32)	$11,550	$12,288,470
5.00%, 07/01/25	5,230	5,370,750
5.00%, 08/01/25	26,145	26,898,810
5.00%, 02/01/26	10,000	10,407,889
5.00%, 02/01/29	16,135	17,972,964
5.00%, 08/01/29	6,185	6,961,276
5.00%, 06/01/30	10,560	12,082,034
5.00%, 06/01/31	11,085	12,870,743
5.00%, 08/01/34 (Call 08/01/33)	27,595	32,987,565
5.00%, 08/01/36 (Call 08/01/32)	5,820	6,777,325
5.00%, 02/01/37 (Call 02/01/34)	8,695	10,277,702
5.00%, 02/01/38 (Call 02/01/29)	3,000	3,267,363
5.00%, 02/01/38 (Call 02/01/34)	5,000	5,855,864
5.00%, 07/01/38 (Call 07/01/33)	1,185	1,374,652
5.00%, 02/01/39 (Call 02/01/30)	6,565	7,223,892
5.00%, 07/01/39 (Call 07/01/33)	5,310	6,110,812
5.00%, 07/01/40 (Call 07/01/33)	10,000	11,433,274
5.00%, 08/01/40 (Call 08/01/33)	5,265	6,025,487
5.00%, 06/01/42 (Call 06/01/33)	18,330	20,713,487
5.00%, 08/01/42 (Call 08/01/32)	1,745	1,955,984
5.00%, 06/01/43 (Call 06/01/33)	9,315	10,467,498
5.00%, 02/01/44 (Call 02/01/33)	1,120	1,250,901
5.00%, 06/01/44 (Call 06/01/33)	2,750	3,076,213
5.00%, 02/01/45 (Call 02/01/31)	16,400	17,874,947
5.00%, 02/01/45 (Call 02/01/33)	32,110	35,686,216
5.00%, 06/01/45 (Call 06/01/31)	4,200	4,592,249
5.00%, 06/01/45 (Call 06/01/33)	10,620	11,836,458
5.00%, 08/01/45 (Call 08/01/32)	10,140	11,212,948
5.00%, 08/01/45 (Call 08/01/33)	25,000	27,907,775
5.00%, 08/01/46 (Call 08/01/32)	10,145	11,182,196
5.00%, 08/01/47 (Call 08/01/32)	4,000	4,377,410
5.00%, 08/01/48 (Call 08/01/33)	5,000	5,514,564
5.00%, 02/01/49 (Call 02/01/34)	1,400	1,546,266
5.00%, 06/01/49 (Call 06/01/34)	17,925	19,849,188
Series 2017-A, 5.00%, 08/01/37 (Call 08/01/26)	1,345	1,396,403
Series 2020 A, 5.00%, 08/01/38 (Call 08/01/29)	1,500	1,642,860
Series 2020-A, 5.00%, 08/01/39 (Call 08/01/29)	2,000	2,185,858
Series A, 5.00%, 08/01/40 (Call 08/01/30)	3,000	3,309,252
Series A, 5.00%, 08/01/42 (Call 08/01/27)	3,260	3,407,285
Series A, 5.00%, 08/01/44 (Call 08/01/31)	10,600	11,689,581
Series A-1, 5.00%, 08/01/32 (Call 08/01/25)	2,500	2,564,412
Series B, 5.00%, 07/01/24	1,275	1,282,573
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,500	1,508,934
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,050	1,055,689
Series B, 5.00%, 07/01/27 (Call 01/01/26)	1,000	1,035,826
Series B, 5.00%, 07/01/28 (Call 01/01/26)	10,500	10,870,490
Series B, 5.00%, 07/01/29 (Call 01/01/26)	3,210	3,325,582
Series B, 5.00%, 07/01/31 (Call 01/01/26)	1,745	1,807,832
Series B, 5.00%, 07/01/33 (Call 01/01/26)	3,000	3,106,937
Series C, 5.00%, 02/01/28	2,000	2,179,465
Series C, 5.00%, 02/01/29	2,210	2,461,745
Series C, 5.00%, 02/01/30	1,840	2,092,067
Series C, 5.00%, 02/01/31	2,600	3,001,793
Series C, 5.00%, 02/01/34 (Call 02/01/30)	4,560	5,149,121
Series C, 5.00%, 02/01/39 (Call 02/01/28)	1,000	1,065,385
Series C, 5.00%, 02/01/41 (Call 02/01/28)	2,240	2,372,536
Series C, 5.00%, 02/01/41 (Call 02/01/30)	6,040	6,593,487
Series C, 5.00%, 02/01/42 (Call 02/01/28)	14,685	15,522,489
Series C, 5.00%, 02/01/42 (Call 02/01/31)	1,500	1,654,695
Series C, 5.00%, 02/01/46 (Call 02/01/32)	8,385	9,200,935
Series D, 5.00%, 02/01/41 (Call 02/01/27)	2,530	2,631,677

Security	Par (000)	Value

Washington (continued)
Series D, 5.00%, 02/01/42 (Call 02/01/27)	$1,700	$1,765,936
Series F, 5.00%, 06/01/35 (Call 06/01/31)	2,325	2,679,435
Series R, 4.00%, 07/01/27	36,300	37,825,086
Series R, 4.00%, 07/01/28	13,315	14,045,919
Series R, 4.00%, 07/01/30	12,785	13,751,109
Series R, 4.00%, 07/01/33 (Call 07/01/32)	10,000	10,850,268
Series R, 4.00%, 02/01/38 (Call 02/01/32)	1,000	1,052,068
Series R-2015-C, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,522,936
Series R-2015-C, 5.00%, 07/01/29 (Call 01/01/25)	6,455	6,553,172
Series R-2015-C, 5.00%, 07/01/30 (Call 01/01/25)	3,140	3,187,755
Series R-2015-C, 5.00%, 07/01/32 (Call 01/01/25)	2,220	2,253,581
Series R-2015-D, 5.00%, 07/01/31 (Call 01/01/25)	2,240	2,274,802
Series R-2015-D, 5.00%, 07/01/32 (Call 01/01/25)	2,000	2,030,089
Series R-2015E, 5.00%, 07/01/28 (Call 01/01/25)	1,535	1,559,604
Series R-2015E, 5.00%, 07/01/31 (Call 01/01/25)	3,000	3,046,610
Series R-2015E, 5.00%, 07/01/33 (Call 01/01/25)	4,395	4,458,962
Series R-2017A, 5.00%, 08/01/33 (Call 08/01/26)	3,915	4,097,927
Series R-2017A, 5.00%, 08/01/34 (Call 08/01/26)	3,000	3,138,037
Series R-2018-C, 5.00%, 08/01/26	5,680	5,975,058
Series R-2018-C, 5.00%, 08/01/28 (Call 08/01/27)	1,705	1,829,584
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	6,475	6,935,038
Series R-2018D, 5.00%, 08/01/34 (Call 08/01/27)	7,000	7,464,444
Series R-2018D, 5.00%, 08/01/35 (Call 08/01/27)	3,000	3,193,028
Series R-2018-D, 5.00%, 08/01/27	1,060	1,141,966
Series R-2018-D, 5.00%, 08/01/28 (Call 08/01/27)	1,495	1,604,239
Series R-2018-D, 5.00%, 08/01/32 (Call 08/01/27)	3,000	3,207,094
Series R-2018-D, 5.00%, 08/01/33 (Call 08/01/27)	5,410	5,781,643
Series R-2020C, 5.00%, 07/01/25	2,520	2,587,818
Series R-2020D, 5.00%, 07/01/25	1,550	1,591,714
Series R-2021A, 5.00%, 06/01/40 (Call 06/01/30)	2,205	2,427,065
State of Washington RB, 5.00%, 09/01/24	4,500	4,537,788
University of Washington RB, 5.00%, 07/01/41 (Call 01/01/34)	5,285	6,054,401
Washington State University RB, 5.00%, 04/01/40 (Call 04/01/25)	2,055	2,065,901

		1,371,396,461

West Virginia — 0.1%
State of West Virginia GO 5.00%, 12/01/30 (Call 06/01/29)	5,930	6,632,186
5.00%, 06/01/32 (Call 06/01/31)	2,600	3,011,482
5.00%, 06/01/41 (Call 06/01/29)	2,545	2,751,240
Series A, 5.00%, 12/01/43 (Call 06/01/29)	4,920	5,295,582
Series B, 4.00%, 06/01/42 (Call 06/01/28)	4,895	4,945,636
Series B, 4.00%, 12/01/42 (Call 06/01/28)	3,000	3,024,890
Series B, 5.00%, 12/01/41 (Call 06/01/28)	2,000	2,123,261
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/26	1,465	1,540,622
West Virginia Parkways Authority RB 4.00%, 06/01/51 (Call 06/01/31)	1,755	1,683,232
5.00%, 06/01/43 (Call 06/01/28)	3,500	3,691,492

78	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia (continued)
5.00%, 06/01/47 (Call 06/01/31)	$3,500	$3,788,584

		38,488,207

Wisconsin — 0.9%
State of Wisconsin, 5.00%, 05/01/32	10,000	11,771,447
State of Wisconsin Environmental Improvement
Fund Revenue RB, Series A, 4.00%, 06/01/35
(Call 06/01/30)	3,465	3,660,149
State of Wisconsin GO 5.00%, 05/01/24	17,995	18,044,472
5.00%, 05/01/27	5,420	5,811,096
5.00%, 05/01/27 (Call 11/01/24)	2,095	2,120,065
5.00%, 05/01/27 (Call 05/01/25)	1,750	1,787,879
5.00%, 05/01/27 (PR 11/01/24)	405	409,897
5.00%, 11/01/27 (Call 05/01/27)	1,000	1,071,425
5.00%, 11/01/28 (Call 05/01/27)	6,460	6,921,979
5.00%, 05/01/29	4,000	4,476,951
5.00%, 05/01/31	5,855	6,784,537
5.00%, 11/01/31 (Call 05/01/27)	6,530	6,982,208
5.00%, 05/01/32	5,000	5,883,029
5.00%, 05/01/33	10,000	11,965,409
5.00%, 05/01/34 (Call 05/01/33)	19,650	23,520,930
5.00%, 05/01/36 (Call 05/01/31)	2,755	3,159,206
5.00%, 05/01/36 (Call 05/01/32)	4,575	5,330,076
5.00%, 05/01/40 (Call 05/01/32)	10,810	12,286,706
5.00%, 05/01/41 (Call 05/01/32)	14,825	16,775,934
5.00%, 05/01/42 (Call 05/01/32)	11,790	13,297,508
5.00%, 05/01/43 (Call 05/01/32)	1,545	1,729,737
5.00%, 05/01/44 (Call 05/01/32)	12,475	13,915,718
Series 2, 5.00%, 11/01/25	1,655	1,712,134
Series 2, 5.00%, 11/01/26	3,080	3,262,169
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	3,925	4,205,342
Series 2, 5.00%, 11/01/29 (Call 05/01/26)	2,000	2,086,480
Series 2021-2, 5.00%, 05/01/25	4,240	4,337,782
Series 2021-2, 5.00%, 05/01/28	1,000	1,095,383
Series 3, 4.00%, 11/01/34 (Call 05/01/27)	2,020	2,081,244
Series 3, 5.00%, 11/01/32 (Call 05/01/27)	1,175	1,256,292
Series 3, 5.00%, 11/01/33 (Call 05/01/27)	10,405	11,116,169
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	4,170	4,220,886
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	6,350	6,427,636
Series A, 4.00%, 05/01/39 (Call 05/01/28)	9,635	9,793,161
Series A, 5.00%, 05/01/24	3,260	3,268,962
Series A, 5.00%, 05/01/35 (Call 05/01/31)	5,265	6,071,451
Series B, 4.00%, 05/01/41 (Call 05/01/29)	5,000	5,072,688

Security	Par (000)	Value

Wisconsin (continued)
Series B, 4.00%, 05/01/42 (Call 05/01/29)	$3,225	$3,266,025
Series B, 5.00%, 05/01/31 (Call 05/01/29)	7,540	8,438,279
Series B, 5.00%, 05/01/38 (Call 05/01/25)	7,550	7,675,409
Series D, 5.00%, 05/01/37 (PR 05/01/24)	5,000	5,012,943
State of Wisconsin RB 5.00%, 05/01/28 (PR 05/01/27)	2,000	2,142,431
Series A, 5.00%, 05/01/29 (PR 05/01/27)	13,435	14,391,779
Wisconsin Department of Transportation RB 5.00%, 07/01/28 (Call 07/01/27)	5,700	6,124,926
5.00%, 07/01/42 (Call 07/01/33)	4,585	5,193,659
Series 1, 5.00%, 07/01/27	1,000	1,074,612
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	2,000	2,142,502
Series 2, 5.00%, 07/01/26	1,060	1,113,561
Series 2, 5.00%, 07/01/31 (Call 07/01/27)	13,395	14,282,902
Series A, 5.00%, 07/01/36 (Call 07/01/28)	3,025	3,291,544
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/01/41 (Call 11/01/26)	3,075	3,173,790

		321,038,499

Total Long-Term Investments — 99.1% (Cost: $36,656,684,634)		36,470,040,563

	Shares

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 2.97%(c)(d)	3,570,641	3,570,998

Total Short-Term Securities — 0.0% (Cost: $3,570,998)		3,570,998

Total Investments — 99.1% (Cost: $36,660,255,632)		36,473,611,561

Other Assets Less Liabilities — 0.9%		317,545,575

Net Assets — 100.0%		$36,791,157,136

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$54,836,735	$—	$(51,299,131	)(a)	$41,575	$(8,181)	$3,570,998	3,570,641	$941,895	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 29, 2024	iShares® National Muni Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$36,470,040,563	$—	$36,470,040,563
Short-Term Securities
Money Market Funds	3,570,998	—	—	3,570,998

	$3,570,998	$36,470,040,563	$—	$36,473,611,561

See notes to financial statements.

80	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 29, 2024	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

New York — 99.0%
Battery Park City Authority RB 5.00%, 11/01/25	$2,035	$2,105,922
5.00%, 11/01/31	1,000	1,184,461
5.00%, 11/01/32	1,000	1,204,566
5.00%, 11/01/42 (Call 11/01/33)	1,230	1,411,381
5.00%, 11/01/44 (Call 11/01/33)	1,000	1,136,317
5.00%, 11/01/48 (Call 11/01/33)	1,300	1,452,409
5.00%, 11/01/53 (Call 11/01/33)	1,335	1,475,361
Series A, 4.00%, 11/01/44 (Call 11/01/29)	2,485	2,497,486
Series A, 5.00%, 11/01/49 (Call 11/01/29)	1,000	1,067,419
Series B, 5.00%, 11/01/38 (Call 11/01/29)	1,000	1,103,051
Series B, 5.00%, 11/01/39 (Call 11/01/29)	715	786,820
Series B, 5.00%, 11/01/40 (Call 11/01/29)	1,000	1,094,678
Series D-2, VRDN, 3.30%, 11/01/38 (Put 02/29/24)(a)	2,930	2,930,000
Buffalo & Fort Erie Public Bridge Authority RB, 5.00%, 01/01/47 (Call 01/01/27)	2,000	2,049,056
Buffalo Municipal Water Finance Authority RB 4.00%, 07/01/51 (Call 07/01/29) (AGM)	1,675	1,637,739
5.00%, 07/01/48 (Call 07/01/26) (AGM)	1,750	1,801,291
City of Albany NY GOL, 4.00%, 03/15/31 (Call 03/15/30) .	1,940	2,071,737
City of New York GO 3.00%, 08/01/50 (Call 08/01/31)	750	578,858
5.00%, 08/01/26	2,000	2,093,887
5.00%, 08/01/27	2,945	3,153,831
5.00%, 08/01/28	825	905,023
5.00%, 08/01/29	4,000	4,476,260
5.00%, 10/01/30 (Call 10/01/29)	1,340	1,506,334
5.00%, 05/01/31	1,450	1,667,921
5.00%, 10/01/31	1,000	1,157,896
5.00%, 03/01/33	750	883,845
5.00%, 08/01/34 (Call 08/01/33)	5,000	5,958,720
5.00%, 10/01/35 (Call 10/01/32)	2,905	3,369,556
5.00%, 09/01/42 (Call 09/01/32)	1,000	1,106,153
5.25%, 09/01/41 (Call 09/01/32)	3,000	3,414,403
5.25%, 03/01/53 (Call 03/01/34)	1,365	1,506,663
Series 1, 5.00%, 08/01/25	1,110	1,139,524
Series A, 5.00%, 08/01/25	200	205,320
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	256,481
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,775	1,906,841
Series A-1, 4.00%, 08/01/34 (Call 08/01/30)	2,000	2,130,141
Series A-1, 4.00%, 08/01/40 (Call 08/01/31)	900	920,920
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	522,482
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	519,765
Series A-1, 5.00%, 08/01/41 (Call 08/01/29)	800	862,064
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	594,391
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	259,263
Series C, 5.00%, 08/01/25	665	682,687
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	518,518
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	684,291
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	253,826
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	545,349
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	1,000	1,006,132
Series D1, 5.00%, 12/01/39 (Call 12/01/28)	1,320	1,418,119
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	1,120	1,222,819
Series D-1, 5.50%, 05/01/46 (Call 05/01/32)	450	506,914
Series E, 5.00%, 08/01/24	470	473,623
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	402,109
Series F-1, 4.00%, 03/01/38 (Call 03/01/31)	1,000	1,035,166
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	510,392

Security	Par (000)	Value

New York (continued)
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	$500	$525,223
City of Rochester NY GOL, 5.00%, 08/01/31
(Call 08/01/30)	1,000	1,147,116
City of Yonkers NY GOL, Series A, 5.00%, 05/01/33
(Call 11/01/29) (BAM)	280	309,138
County of Albany NY GOL, 4.00%, 04/01/29
(Call 04/01/26)	125	127,803
County of Monroe NY GOL 4.00%, 06/01/30 (Call 06/01/29)	2,145	2,249,616
5.00%, 06/01/24	1,890	1,898,437
5.00%, 06/01/24 (AGM)	565	567,619
5.00%, 06/01/24 (BAM)	220	221,020
Series B, 5.00%, 06/01/26 (AGM)	250	262,162
County of Nassau NY GOL 4.00%, 04/01/39 (Call 04/01/32)	2,515	2,579,082
4.00%, 04/01/53 (Call 04/01/33)	2,000	1,911,556
5.00%, 10/01/25	830	856,381
5.00%, 04/01/37 (Call 04/01/32)	2,000	2,311,996
Series B, 5.00%, 10/01/24	1,000	1,010,476
Series B, 5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,087,915
Series B, 5.00%, 04/01/49 (Call 04/01/30) (AGM)	1,000	1,067,950
Series C, 5.00%, 10/01/27	975	1,056,134
County of Onondaga NY GOL, 3.00%, 08/15/33
(Call 08/15/29)	100	98,676
County of Suffolk NY GOL 4.00%, 10/15/28 (Call 10/15/27) (BAM)	1,000	1,046,389
5.00%, 02/01/25 (AGM)	1,000	1,016,925
5.00%, 06/15/25 (BAM)	1,115	1,142,614
5.00%, 02/01/26 (AGM)	1,000	1,039,274
Series C, 5.00%, 05/01/25 (Call 05/01/24)	2,575	2,582,508
County of Westchester NY GOL 4.00%, 12/01/34 (Call 12/01/31)	2,000	2,205,883
4.00%, 12/15/35 (Call 12/15/30)	1,000	1,081,874
5.00%, 12/01/26	2,000	2,128,702
5.00%, 12/15/26	1,000	1,065,440
5.00%, 10/15/28	2,000	2,224,604
Series A, 5.00%, 12/01/24	1,000	1,014,200
Series A, 5.00%, 10/15/28	1,000	1,112,302
Series B, 5.00%, 11/15/24	125	126,661
Dutchess County Local Development Corp. RB 5.00%, 07/01/42 (Call 07/01/27)	750	778,382
5.00%, 07/01/52 (Call 07/01/32)	1,000	1,043,500
Erie County Fiscal Stability Authority RB
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	473,032
Series D, 5.00%, 09/01/38 (Call 09/01/27)	130	137,755
Series D, 5.00%, 09/01/39 (Call 09/01/27)	1,360	1,435,531
Erie County Industrial Development Agency (The) RB 5.00%, 05/01/26 (SAW)	350	365,999
5.00%, 05/01/27 (SAW)	500	534,823
5.00%, 05/01/29 (SAW)	1,000	1,115,649
Hudson Yards Infrastructure Corp. RB 4.00%, 02/15/41 (Call 02/15/32)	1,745	1,780,373
5.00%, 02/15/30 (Call 02/15/27)	1,100	1,167,000
5.00%, 02/15/34 (Call 02/15/32)	1,500	1,757,506
5.00%, 02/15/36 (Call 02/15/27)	2,250	2,377,018
Series A, 4.00%, 02/15/36 (Call 02/15/27)	1,930	1,980,030
Series A, 4.00%, 02/15/47 (Call 02/15/27) (AGM)	1,200	1,179,092
Series A, 5.00%, 02/15/25	550	560,439
Series A, 5.00%, 02/15/26	1,750	1,824,482
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	424,890
Series A, 5.00%, 02/15/31 (Call 02/15/27)	555	588,715

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 29, 2024	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 02/15/33 (Call 02/15/27)	$500	$530,109
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,482,469
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	524,887
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	209,340
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	208,148
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	673,826
Long Island Power Authority RB 4.00%, 09/01/38 (Call 09/01/31)	1,000	1,036,940
5.00%, 09/01/24	1,310	1,321,832
5.00%, 09/01/25	1,125	1,158,382
5.00%, 09/01/26	100	105,508
5.00%, 09/01/33 (Call 09/01/27)	2,650	2,855,438
5.00%, 09/01/33 (Call 09/01/28)	1,465	1,600,435
5.00%, 09/01/35 (Call 09/01/27)	500	538,171
5.00%, 09/01/35 (Call 09/01/31)	1,115	1,297,382
5.00%, 09/01/36 (Call 09/01/27)	1,000	1,072,628
5.00%, 09/01/38 (Call 09/01/28)	250	268,131
5.00%, 09/01/42 (Call 09/01/27)	4,465	4,672,625
5.00%, 09/01/48 (Call 09/01/33)	2,000	2,226,538
Series A, 3.00%, 09/01/36 (Call 09/01/28)	1,950	1,920,510
Series A, 5.00%, 09/01/30	530	609,859
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	251,564
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,496,934
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,016,927
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	518,707
Series B, 5.00%, 09/01/45 (Call 09/01/25)	750	759,434
Series B, VRDN, 1.50%, 09/01/51 (Put 03/01/26)(a)	80	75,393
Series B, VRDN, 1.65%, 09/01/49 (Put 04/01/24)(a)	600	592,590
Metropolitan Transportation Authority RB 4.00%, 11/15/38 (Call 01/02/24)	25	24,987
4.00%, 11/15/48 (Call 05/15/31)	1,500	1,443,059
5.00%, 11/15/40 (Call 05/15/25)	2,685	2,711,840
5.00%, 11/15/44 (Call 01/02/24)	70	70,010
5.00%, 11/15/46 (Call 05/15/32)	1,000	1,098,383
Series A, 0.00%, 11/15/30(b)	1,035	841,487
Series A, 5.00%, 11/15/27 (Call 05/15/27)	755	802,454
Series A-1, 4.00%, 11/15/43 (Call 05/15/30) (AGM)	1,085	1,071,664
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	1,500	1,468,879
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	350	340,519
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,000	945,897
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,343,295
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,016,753
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	204,320
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	525,003
Series B, 4.00%, 11/15/36 (Call 11/15/26)	350	351,186
Series B, 5.00%, 11/15/24	500	506,099
Series B, 5.00%, 11/15/25	250	258,059
Series B, 5.00%, 11/15/26	750	789,717
Series B, 5.00%, 11/15/28	1,005	1,095,367
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	400,296
Series B, 5.00%, 11/15/52 (Call 05/15/29)	1,000	1,034,594
Series B, 5.25%, 11/15/26 (AGM)	1,000	1,060,853
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,069,537
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	645,434
Series C, 5.00%, 11/15/40 (Call 11/15/29)	500	532,235
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	2,029,818
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	510	511,817
Series C-1, 5.00%, 11/15/25	200	206,448
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	358,695
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,282,750
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	1,000	1,058,384

Security	Par (000)	Value

New York (continued)
Series C-2, 0.00%, 11/15/27(b)	$1,000	$886,383
Series C-2, 0.00%, 11/15/29(b)	1,000	830,033
Series C-2, 0.00%, 11/15/39(b)	245	129,112
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,223,489
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	522,888
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	905,153
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	1,000	954,255
Monroe County Industrial Development Corp. RB 5.00%, 05/01/30 (Call 05/01/27) (SAW)	485	519,433
5.00%, 05/01/34 (Call 05/01/28) (SAW)	4,350	4,734,922
Monroe County Industrial Development Corp./NY RB 5.00%, 07/01/34 (Call 07/01/33)	2,000	2,419,554
Series A, 4.00%, 07/01/50 (Call 07/01/30)	1,000	970,710
Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,551,860
Monroe County Industrial Development Corp/NY RB 4.00%, 07/01/36 (Call 07/01/27)	1,900	1,931,449
5.00%, 07/01/25	195	200,043
5.00%, 07/01/28 (Call 07/01/27)	110	118,297
5.00%, 07/01/32 (Call 07/01/27)	280	299,576
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 03/21/24)	1,000	988,038
Nassau County Interim Finance Authority RB 5.00%, 11/15/29	1,500	1,707,602
Series A, 4.00%, 11/15/32 (Call 05/15/31)	1,000	1,103,490
Series A, 4.00%, 11/15/33 (Call 05/15/31)	2,070	2,278,060
Series A, 4.00%, 11/15/35 (Call 05/15/31)	245	265,803
Series A, 5.00%, 11/15/24	1,000	1,014,884
Series A, 5.00%, 11/15/29	500	569,201
Series A, 5.00%, 11/15/31 (Call 05/15/31)	790	929,930
Series A, 5.00%, 11/15/33 (Call 05/15/31)	305	358,167
Series A, 5.00%, 11/15/34 (Call 05/15/31)	540	633,035
Nassau County Sewer & Storm Water Finance Authority RB, Series A, 5.00%, 10/01/24	100	101,093
New York City Municipal Water Finance Authority RB 4.00%, 06/15/37 (Call 06/15/29)	3,000	3,100,094
4.00%, 06/15/42 (Call 12/15/30)	1,500	1,513,568
4.13%, 06/15/46 (Call 06/15/33)	1,500	1,508,858
5.00%, 06/15/25	230	236,076
5.00%, 06/15/28 (Call 12/15/26)	3,700	3,921,118
5.25%, 06/15/46 (Call 06/15/33)	2,915	3,301,335
VRDN, 3.65%, 06/15/49 (Put 02/29/24)(a)	2,650	2,650,000
VRDN, 3.75%, 06/15/43 (Put 02/29/24)(a)	400	400,000
Series AA, 5.00%, 06/15/24	250	251,285
Series AA1, VRDN, 3.75%, 06/15/50 (Put 02/29/24)(a)	950	950,000
Series BB, 4.00%, 06/15/47 (Call 03/21/24)	400	387,019
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	505,739
Series BB-1, 3.00%, 06/15/44 (Call 12/15/31)	3,400	2,853,258
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	649,070
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,125	1,139,710
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	534,894
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	257,652
Series CC-1, 4.00%, 06/15/51 (Call 06/15/31)	3,000	2,928,927
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,001,535
Series CC-1, 5.00%, 06/15/48 (Call 06/15/27)	750	777,831
Series CC-2, 5.00%, 06/15/25	810	831,399
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	1,000	1,004,349
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	2,585	2,594,275
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	501,330
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,554,161
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	500	489,346
Series DD-1, 5.00%, 06/15/30	1,310	1,508,100

82	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	$505	$523,151
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	500	504,226
Series EE, 4.00%, 06/15/39 (Call 06/15/32)	1,305	1,353,688
Series EE, 5.00%, 06/15/31	690	808,682
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	531,720
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	318,974
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	1,070	1,136,177
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	510,509
Series GG-2, 4.00%, 06/15/50 (Call 06/15/30)	1,000	978,692
New York City Transitional Finance Authority Building Aid Revenue RB 5.00%, 07/15/30 (SAW)	195	224,348
5.00%, 11/01/33	2,000	2,409,089
5.00%, 11/01/36 (Call 05/01/34)	1,300	1,545,811
5.00%, 11/01/42	400	400,486
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	685	690,419
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	569,980
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	507,476
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	505,200
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	371,813
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	548,150
Series S-4A, 5.00%, 07/15/27 (SAW)	115	123,998
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	548,150
New York City Transitional Finance Authority Future Tax Secured Revenue RB 4.00%, 05/01/41 (Call 11/01/30)	1,410	1,420,561
4.00%, 02/01/51 (Call 02/01/33)	2,000	1,927,203
5.00%, 11/01/25	500	517,179
5.00%, 11/01/26	1,760	1,863,166
5.00%, 11/01/27	340	368,261
5.00%, 08/01/28	2,220	2,446,025
5.00%, 11/01/28	140	155,097
5.00%, 08/01/30	2,720	3,116,351
5.00%, 11/01/31	1,290	1,508,253
5.00%, 05/01/32 (Call 05/01/26)	500	520,360
5.00%, 11/01/36 (Call 11/01/30)	1,000	1,129,948
5.00%, 05/01/37 (Call 11/01/30)	1,000	1,124,030
5.00%, 11/01/38 (Call 05/01/31)	1,250	1,406,051
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,031,408
5.00%, 02/01/41 (Call 02/01/32)	3,500	3,906,923
5.25%, 11/01/36 (Call 11/01/32)	1,500	1,777,810
5.25%, 11/01/37 (Call 11/01/32)	375	439,772
5.25%, 08/01/42 (Call 08/01/32)	5,000	5,678,622
5.50%, 11/01/45 (Call 11/01/32)	850	974,932
VRDN, 3.75%, 08/01/39 (Put 02/29/24)(a)	525	525,000
VRDN, 3.75%, 02/01/45 (Put 02/29/24)(a)	5,420	5,420,000
VRDN, 3.78%, 11/01/44 (Put 02/29/24)(a)	300	300,000
Series A-1, 4.00%, 11/01/36 (Call 11/01/31)	1,875	1,978,669
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	342,164
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	327,042
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,021,876
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,079,354
Series A-1, 5.00%, 11/01/38 (Call 04/02/24)	350	350,425
Series A-2, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,069,023
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,064,270
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	3,400	3,378,402
Series A-4, VRDN, 3.75%, 08/01/45 (Put 03/01/24)(a)	300	300,000
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	200	196,822
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	515,209
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	503,223
Series B-1, 5.00%, 11/01/29 (Call 11/01/25)	200	206,018

Security	Par (000)	Value

New York (continued)
Series B-1, 5.00%, 08/01/32 (Call 08/01/24)	$885	$890,596
Series B-1, 5.00%, 08/01/33 (Call 08/01/24)	1,150	1,157,225
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,069,023
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,120	1,213,885
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	1,015	1,043,054
Series B-1, 5.00%, 11/01/35 (Call 11/01/29)	1,535	1,707,127
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,502,824
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,041,707
Series B-4, VRDN, 3.75%, 08/01/42 (Put 02/29/24)(a)	400	400,000
Series C, 5.00%, 11/01/26	115	121,741
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	515,373
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,068,906
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,023,269
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	2,590	2,602,921
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,073,825
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	777,756
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	517,374
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,586,578
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	940	953,371
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	210,056
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	514,003
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,415,775
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,059,205
New York City Transitional Finance Authority RB 5.00%, 05/01/38 (Call 11/01/33)	1,000	1,163,506
5.00%, 05/01/45 (Call 11/01/33)	2,000	2,223,944
New York Convention Center Development Corp. RB 5.00%, 11/15/40 (Call 11/15/25)	250	253,476
Series A, 0.00%, 11/15/48(b)	500	150,007
New York Power Authority RB 5.00%, 11/15/26 (AGM)	505	535,934
5.00%, 11/15/27 (AGM)	505	549,884
5.00%, 11/15/31 (AGM)	1,125	1,327,367
5.00%, 11/15/53 (Call 11/15/33) (AGM)	1,240	1,365,058
Series A, 4.00%, 11/15/50 (Call 05/15/30)	2,500	2,458,404
Series A, 4.00%, 11/15/55 (Call 05/15/30)	1,000	964,261
Series A, 4.00%, 11/15/60 (Call 05/15/30)	800	763,694
New York State Dormitory Authority RB 3.00%, 07/01/41 (Call 07/01/31)	1,750	1,518,825
3.00%, 07/01/45 (Call 07/01/32)	750	595,672
3.00%, 03/15/51 (Call 03/15/31)	1,780	1,377,028
4.00%, 10/01/26	100	103,529
4.00%, 07/01/33 (Call 07/01/27)	465	477,583
4.00%, 07/01/37 (Call 07/01/28)	2,500	2,551,586
4.00%, 07/01/38 (Call 07/01/25)	720	722,020
4.00%, 07/01/41 (Call 07/01/28)	4,000	4,006,444
4.00%, 07/01/42 (Call 07/01/32)	1,165	1,178,131
4.00%, 07/01/43 (Call 07/01/26)	1,265	1,248,222
4.00%, 07/01/45 (Call 07/01/29)	4,145	4,111,424
4.00%, 03/15/46 (Call 03/15/32)	1,000	983,898
4.00%, 07/01/46 (Call 07/01/29)	1,000	971,660
4.00%, 03/15/47 (Call 03/15/32)	2,000	1,958,299
4.00%, 03/15/48 (Call 09/15/30)	2,000	1,949,969
4.00%, 02/15/49 (Call 02/15/30)	1,545	1,500,334
4.00%, 07/01/50 (Call 07/01/30)	2,030	1,986,410
5.00%, 07/01/25	660	678,283
5.00%, 02/15/26	250	260,886
5.00%, 02/15/26 (ETM)	420	437,070
5.00%, 07/01/26	5,000	5,265,366
5.00%, 07/01/26 (Call 07/01/25)	300	307,220
5.00%, 10/01/26 (Call 04/01/24) (AGM)	25	25,029

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 29, 2024	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 07/01/28	$1,000	$1,098,075
5.00%, 07/01/28 (Call 07/01/27)	1,330	1,424,522
5.00%, 03/15/29 (Call 09/15/25)	315	323,835
5.00%, 02/15/30	715	715,887
5.00%, 07/01/30	1,000	1,112,444
5.00%, 07/01/30 (Call 07/01/28)	2,190	2,401,832
5.00%, 02/15/31 (Call 02/15/27)	2,025	2,143,891
5.00%, 03/15/31	1,560	1,811,425
5.00%, 07/01/33 (Call 07/01/27)	840	895,815
5.00%, 07/01/33 (Call 07/01/28)	650	711,026
5.00%, 10/01/33	1,475	1,806,796
5.00%, 03/15/34 (Call 09/15/26)	1,000	1,046,161
5.00%, 03/15/34 (Call 03/15/28)	1,000	1,079,817
5.00%, 07/01/35 (Call 07/01/29)	385	429,239
5.00%, 02/15/36 (Call 02/15/27)	500	527,069
5.00%, 03/15/36 (Call 03/15/32)	1,975	2,291,228
5.00%, 03/15/39 (Call 03/15/33)	280	320,986
5.00%, 03/15/45 (Call 03/15/33)	1,000	1,117,278
5.00%, 07/01/45 (Call 07/01/25)	95	95,866
5.00%, 07/01/45 (PR 07/01/25)	5	5,125
5.00%, 07/01/48 (Call 07/01/28)	285	297,051
5.00%, 07/01/48 (PR 07/01/28)	215	236,086
5.00%, 07/01/50 (Call 07/01/30)	2,500	2,663,253
5.00%, 07/01/53 (Call 07/01/30)	1,500	1,598,101
Series 1, 5.50%, 07/01/40 (AMBAC)	400	481,393
Series A, 4.00%, 03/15/35 (Call 09/15/30)	1,000	1,060,325
Series A, 4.00%, 03/15/39 (Call 03/15/31)	1,970	2,018,821
Series A, 4.00%, 07/01/41 (Call 07/01/26)	500	498,245
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	493,194
Series A, 4.00%, 07/01/47 (Call 07/01/32)	310	294,555
Series A, 5.00%, 03/15/24	180	180,100
Series A, 5.00%, 07/01/26	1,125	1,180,548
Series A, 5.00%, 10/01/26	305	323,629
Series A, 5.00%, 10/01/27	510	555,172
Series A, 5.00%, 03/15/28 (PR 03/15/25)	340	347,259
Series A, 5.00%, 10/01/28	505	562,839
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	976,174
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	407,018
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,017,240
Series A, 5.00%, 03/15/32 (Call 04/01/24)	340	340,349
Series A, 5.00%, 02/15/33 (Call 08/15/26)	1,500	1,563,327
Series A, 5.00%, 03/15/33 (Call 09/15/26)	500	521,964
Series A, 5.00%, 03/15/33 (Call 03/15/28)	300	324,200
Series A, 5.00%, 03/15/33 (Call 09/15/30)	1,000	1,144,883
Series A, 5.00%, 03/15/34 (Call 03/15/29)	1,000	1,109,629
Series A, 5.00%, 07/01/34 (Call 07/01/27)	3,000	3,196,491
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	508,315
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,950	2,165,885
Series A, 5.00%, 03/15/36 (Call 03/15/31)	1,000	1,143,419
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,000	1,096,130
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	514,214
Series A, 5.00%, 03/15/40 (Call 03/15/29)	1,000	1,082,107
Series A, 5.00%, 03/15/41 (Call 03/15/27)	350	363,475
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	257,513
Series A, 5.00%, 03/15/44 (Call 04/01/24)	500	500,166
Series A, 5.00%, 03/15/44 (Call 03/15/27)	105	108,614
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	253,687
Series A, 5.00%, 10/01/47	300	360,458
Series A, 5.00%, 10/01/48	500	600,251
Series A, 5.00%, 07/01/49 (Call 07/01/29)	500	527,715
Series A, 5.00%, 10/01/50	310	371,487

Security	Par (000)	Value

New York (continued)
Series A, 5.25%, 03/15/39 (Call 09/15/28)	$725	$787,315
Series A-2, 5.00%, 10/01/46	225	271,443
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	739,260
Series A-2, VRDN, 3.30%, 07/01/32 (Put 02/29/24)(a)	500	500,000
Series B, 5.00%, 10/01/24	190	192,099
Series B, 5.00%, 10/01/25	2,100	2,170,687
Series B, 5.00%, 02/15/27	420	449,617
Series B, 5.00%, 10/01/27 (Call 04/01/26)	510	534,683
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,015,780
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	802,159
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	507,750
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,068,563
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	530,470
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	506,255
Series B, 5.00%, 10/01/38 (Call 04/01/28)	1,000	1,077,019
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,044,455
Series B, 5.00%, 07/01/50 (Call 07/01/29)	500	528,732
Series C, 4.00%, 07/01/49 (Call 07/01/29)	500	486,650
Series C, 5.00%, 03/15/35 (Call 04/01/24)	500	500,563
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,074,876
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	533,320
Series D, 5.00%, 02/15/28	1,000	1,091,121
Series D, 5.00%, 02/15/28 (PR 08/15/26)	200	211,332
Series E, 3.00%, 03/15/41 (Call 03/15/32)	2,000	1,740,092
Series E, 4.00%, 03/15/27 (PR 09/15/25)	400	407,281
Series E, 4.00%, 03/15/42 (Call 03/15/32)	825	830,911
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,026,839
New York State Environmental Facilities Corp. RB 4.00%, 06/15/42 (Call 06/15/32)	1,000	1,008,637
4.00%, 06/15/45 (Call 06/15/29)	1,095	1,072,127
5.00%, 03/15/24	280	280,152
5.00%, 06/15/24	625	628,265
5.00%, 06/15/25	1,000	1,026,801
5.00%, 08/15/29	165	187,027
5.00%, 09/15/29	500	567,763
5.00%, 06/15/31	125	146,683
5.00%, 08/15/31	300	353,097
5.00%, 06/15/32	500	596,709
5.00%, 09/15/32	500	599,268
5.00%, 06/15/34 (Call 06/15/24)	260	260,984
5.00%, 09/15/34 (Call 09/15/32)	500	595,290
5.00%, 06/15/35 (Call 06/15/28)	365	397,992
5.00%, 09/15/37 (Call 09/15/32)	500	581,804
5.00%, 09/15/47 (Call 09/15/32)	790	868,786
5.00%, 06/15/53 (Call 06/15/33)	2,500	2,731,592
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	215,016
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,028,029
Series A, 5.00%, 08/15/44 (Call 08/15/29)	500	538,518
Series A, 5.00%, 06/15/46 (Call 06/15/27)	835	877,165
Series A, 5.00%, 02/15/49 (Call 08/15/29)	1,200	1,276,378
Series B, 4.00%, 06/15/49 (Call 06/15/29)	500	486,249
Series B, 5.00%, 06/15/24	250	251,306
Series B, 5.00%, 06/15/28	500	552,573
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,062,164
Series DD-3, 5.00%, 06/15/29 (Call 06/15/24)	1,345	1,350,698
Series E, 5.00%, 06/15/47 (Call 06/15/27)	3,500	3,671,172
New York State Thruway Authority RB 4.00%, 03/15/40 (Call 03/15/31)	1,500	1,525,497
4.00%, 03/15/52 (Call 03/15/31)	775	748,202
4.00%, 03/15/56 (Call 03/15/31)	3,000	2,856,845
4.13%, 03/15/56 (Call 09/15/32)	2,000	1,941,161

84	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 03/15/54 (Call 09/15/32)	$500	$537,519
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	560,280
Series A, 5.00%, 01/01/31 (Call 01/01/26)	100	103,195
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	508,145
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	608,190
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	2,826,964
Series A-1, 4.00%, 03/15/36 (Call 03/15/31)	1,500	1,584,304
Series A-1, 4.00%, 03/15/59 (Call 03/15/31)	1,000	945,101
Series B, 4.00%, 01/01/38 (Call 01/01/30)	1,500	1,537,045
Series B, 4.00%, 01/01/41 (Call 01/01/30)	950	952,729
Series B, 4.00%, 01/01/50 (Call 01/01/30)	2,500	2,405,457
Series J, 5.00%, 01/01/25 (Call 05/14/24)	130	130,404
Series J, 5.00%, 01/01/26 (Call 05/14/24)	100	100,311
Series J, 5.00%, 01/01/27 (Call 05/14/24)	1,970	1,976,123
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	471,577
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	253,495
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	344,698
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	512,673
Series L, 5.00%, 01/01/25	200	203,173
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	873,517
Series N, 3.00%, 01/01/49 (Call 01/01/30)	500	378,527
New York State Urban Development Corp. RB 4.00%, 03/15/45 (Call 09/15/30)	2,500	2,476,523
5.00%, 03/15/25	500	510,155
5.00%, 03/15/27	1,000	1,069,058
5.00%, 03/15/31 (Call 09/15/30)	575	661,226
5.00%, 03/15/34 (Call 09/15/33)	1,500	1,803,949
5.00%, 03/15/38 (Call 09/15/30)	2,000	2,228,915
5.00%, 03/15/47 (Call 09/15/30)	1,000	1,070,010
Series A, 4.00%, 03/15/39 (Call 09/15/30)	1,000	1,027,351
Series A, 4.00%, 03/15/40 (Call 09/15/30)	1,000	1,019,444
Series A, 5.00%, 03/15/24	440	440,228
Series A, 5.00%, 03/15/27 (PR 03/15/26)	155	161,461
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	770,242
Series A, 5.00%, 03/15/29 (Call 03/15/27)	5,530	5,847,602
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	414,955
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	527,467
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	356,922
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	207,118
Series C-1, 5.00%, 03/15/27	285	304,681
Series C-3, 5.00%, 03/15/39 (Call 09/15/27)	500	526,181
Series E, 3.00%, 03/15/40 (Call 03/15/30)	500	436,285
Series E, 4.00%, 03/15/36 (Call 03/15/30)	1,000	1,053,433
Onondaga County Trust for Cultural Resources RB 4.00%, 12/01/47 (Call 12/01/29)	1,000	993,336
4.00%, 12/01/49 (Call 12/01/29)	500	490,716
5.00%, 12/01/39 (Call 12/01/29)	1,000	1,096,141
5.00%, 12/01/40 (Call 12/01/29)	500	545,485
5.00%, 12/01/43 (Call 12/01/29)	500	539,577
Onondaga County Water Authority RB, Series A, 3.00%, 09/15/44 (Call 09/15/29)	1,000	825,612
Port Authority of New York & New Jersey RB 4.00%, 12/01/28	250	265,668
4.00%, 11/01/39 (Call 11/01/29)	1,750	1,781,535
4.00%, 12/15/40 (Call 06/15/24)	400	395,697
4.00%, 06/15/44 (Call 06/15/24)	250	243,314
4.00%, 09/01/45 (Call 09/01/29)	1,000	1,000,364
5.00%, 07/15/24	125	125,824
5.00%, 07/15/25	750	770,754
5.00%, 05/01/28 (Call 05/01/25)	330	337,143
5.00%, 07/15/29	520	585,009

Security	Par (000)	Value

New York (continued)
5.00%, 09/01/32 (Call 09/01/29)	$1,000	$1,124,224
5.00%, 07/15/33 (Call 07/15/30)	500	570,615
5.00%, 09/01/33 (Call 09/01/29)	1,000	1,123,160
5.00%, 09/01/34 (Call 09/01/24)	250	251,503
5.00%, 12/01/39 (Call 12/01/33)	1,300	1,507,112
5.00%, 07/15/53 (Call 07/15/33)	1,145	1,247,168
Series 111, 4.00%, 09/01/43 (Call 09/01/28)	750	751,634
Series 184, 5.00%, 09/01/36 (Call 09/01/24)	400	402,327
Series 194, 5.00%, 10/15/28 (Call 10/15/25)	525	541,463
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,030,560
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	1,000	1,028,488
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	510,443
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,023,890
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	514,334
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	514,852
Series 205, 5.00%, 11/15/25	1,000	1,035,120
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	500	543,218
Series 217, 4.00%, 11/01/49 (Call 11/01/29)	555	547,592
Series 224, 4.00%, 07/15/51 (Call 07/15/31)	1,500	1,471,236
Series 224, 4.00%, 07/15/61 (Call 07/15/31)	1,500	1,447,782
Series 230, 4.00%, 12/01/30	1,500	1,632,445
Series 5, 5.38%, 03/01/28	315	333,019
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/28 (PR 10/15/24)	3,250	3,287,694
Series A, 5.00%, 10/15/29 (PR 10/15/24)	1,570	1,588,209
Series A, 5.00%, 10/15/30 (PR 10/15/24)	1,440	1,456,701
Saratoga County Water Authority RB, 4.00%, 09/01/48 (Call 09/01/26)	4,600	4,521,118
State of New York GO 5.00%, 03/15/24	280	280,147
5.00%, 03/15/30	500	573,783
5.00%, 03/15/32	1,000	1,187,515
5.00%, 03/15/33	500	603,388
5.00%, 03/15/35 (Call 03/15/33)	500	601,620
5.00%, 03/15/36 (Call 03/15/33)	500	597,228
5.00%, 03/15/38 (Call 03/15/33)	500	584,479
5.00%, 03/15/39 (Call 03/15/33)	750	870,280
5.00%, 03/15/41 (Call 03/15/33)	500	572,793
Series A, 5.00%, 03/01/24	810	810,000
Series A, 5.00%, 02/15/25	1,000	1,018,698
Series A, 5.00%, 03/15/27	500	536,039
Series A, 5.00%, 03/15/31	500	584,449
Suffolk County Water Authority RB 4.00%, 06/01/31 (Call 06/01/25)	1,915	1,950,210
5.00%, 06/01/24	275	276,147
Series A, 4.00%, 06/01/39 (Call 06/01/25)	500	501,587
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	3,520,742
Series A, 5.00%, 06/01/25 (Call 06/01/24)	15	15,066
Series B, 3.00%, 06/01/44 (Call 06/01/30)	610	520,452
Syracuse Industrial Development Agency RB
Series A, 4.00%, 05/01/33 (Call 05/01/27) (SAW)	505	523,562
Series A, 5.00%, 05/01/31 (Call 05/01/27) (SAW)	500	535,228
Series A, 5.00%, 05/01/32 (Call 05/01/27) (SAW)	130	138,957
Town of Brookhaven NY GOL 4.00%, 07/15/24	115	115,388
4.00%, 03/15/28 (Call 04/01/24)	250	250,442
5.00%, 05/01/27 (Call 05/01/25)	600	614,599
Town of Hempstead NY GOL 5.00%, 06/15/27 (Call 06/15/26)	125	131,661
5.00%, 06/15/28	1,000	1,103,430

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) February 29, 2024	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Town of Oyster Bay NY GOL 3.00%, 02/01/25 (AGM)	$1,370	$1,366,108
4.00%, 11/01/24 (BAM)	200	201,036
4.00%, 03/01/26	1,195	1,221,851
Series A, 2.00%, 03/01/33 (Call 03/01/28) (AGM)	2,000	1,667,440
Triborough Bridge & Tunnel Authority RB 4.00%, 11/15/31	625	685,954
4.00%, 05/15/51 (Call 05/15/32)	1,000	965,542
5.00%, 11/15/27 (Call 08/15/27)	180	194,284
5.00%, 05/15/28	1,000	1,097,565
5.00%, 11/15/29	1,000	1,134,409
5.00%, 11/15/30	1,000	1,152,940
5.00%, 11/15/32	1,000	1,190,641
5.00%, 11/15/38 (Call 11/15/33)	1,000	1,167,287
5.00%, 11/15/43 (Call 05/15/29)	665	708,539
5.00%, 05/15/52	250	291,550
5.25%, 11/15/42 (Call 11/15/33)	1,000	1,156,021
VRDN, 3.78%, 01/01/32 (Put 11/30/23)(a)	1,000	1,000,000
Series A, 0.00%, 11/15/32(b)	200	144,253
Series A, 4.00%, 11/15/54 (Call 11/15/30)	1,245	1,172,533
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	253,341
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	527,914
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,400,659
Series A, 5.00%, 11/15/49 (Call 11/15/30)	2,500	2,679,035
Series A, 5.00%, 11/15/56 (Call 05/15/31)	500	533,716
Series A-2, VRDN, 2.00%, 05/15/45 (Put 05/15/24)(a)	190	189,046
Series A-2, VRDN, 2.00%, 05/15/45 (Put 05/15/26)(a)	190	182,258
Series A-2, VRDN, 2.00%, 05/15/45 (Put 05/15/28)(a)	835	776,435
Series B, 0.00%, 11/15/32(b)	700	509,215
Series B, 5.00%, 11/15/24	250	253,287
Series B, 5.00%, 11/15/28	235	260,894
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,064,785
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	345,352
Series B, 5.00%, 11/15/37 (Call 05/15/27)	1,685	1,780,770
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	263,416
Trust for Cultural Resources of The City of New York (The) RB
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,108,584
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	548,244
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	543,388
United Nations Development Corp. RB, Series A, 5.00%, 07/01/26	125	131,287
Utility Debt Securitization Authority RB 4.00%, 12/15/35 (Call 06/15/26)	1,455	1,485,778
5.00%, 06/15/27 (Call 06/15/25)	1,745	1,790,662
5.00%, 06/15/28 (Call 06/15/26)	1,000	1,049,415

Security	Par (000)	Value

New York (continued)
5.00%, 12/15/29 (Call 12/15/27)	$180	$195,827
5.00%, 12/15/31 (Call 12/15/29)	1,000	1,137,523
5.00%, 12/15/32 (Call 12/15/25)	2,025	2,095,853
5.00%, 12/15/33 (Call 12/15/25)	400	413,925
5.00%, 12/15/33 (Call 12/15/31)	1,500	1,770,183
5.00%, 12/15/34 (Call 12/15/32)	1,000	1,198,278
5.00%, 12/15/35 (Call 12/15/25)	600	620,676
5.00%, 12/15/36 (Call 12/15/25)	150	155,116
5.00%, 12/15/37 (Call 12/15/25)	750	773,867
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,281,454
5.00%, 12/15/41 (Call 06/15/34)	6,000	6,913,309
5.00%, 12/15/45 (Call 06/15/34)	1,000	1,125,257
5.00%, 06/15/53 (Call 06/15/34)	1,000	1,095,473
Series A, 5.00%, 12/15/35 (Call 06/15/26)	1,195	1,246,864
Series TE, 5.00%, 12/15/29 (Call 03/14/24)	1,250	1,250,540
Series TE, 5.00%, 12/15/30 (Call 03/14/24)	750	750,324
Series TE, 5.00%, 12/15/35 (Call 03/14/24)	1,000	1,000,432
Series TE, 5.00%, 12/15/41 (Call 03/14/24)	995	995,430
Western Nassau County Water Authority RB 4.00%, 04/01/46 (Call 04/01/31)	1,145	1,147,500
Series A, 4.00%, 04/01/51 (Call 04/01/31)	1,255	1,230,294

		655,881,198

Total Long-Term Investments — 99.0% (Cost: $662,088,703)		655,881,198

	Shares

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 2.97%(c)(d)	731,683	731,756

Total Short-Term Securities — 0.1% (Cost: $731,756)		731,756

Total Investments — 99.1% (Cost: $662,820,459)		656,612,954

Other Assets Less Liabilities — 0.9%		6,222,175

Net Assets — 100.0%		$662,835,129

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

86	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® New York Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio(a)	$14,231,522	$—		$(14,231,522	)(b)	$—	$—	$—	—	$95,299	$—
BlackRock Liquidity Funds: MuniCash	—	731,756	(b)	—		—	—	731,756	731,683	2,020	—

						$—	$—	$731,756		$97,319	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments Municipal Debt Obligations	$—	$655,881,198	$—	$655,881,198
Short-Term Securities Money Market Funds	731,756	—	—	731,756

	$731,756	$655,881,198	$—	$656,612,954

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.3%
Alabama Federal Aid Highway Finance Authority RB 3.10%, 09/01/29 (PR 09/01/24)	$1,750	$1,746,665
4.00%, 09/01/31 (PR 09/01/24)	20,000	20,051,780
5.00%, 09/01/30 (PR 09/01/24)	6,015	6,059,643
5.00%, 09/01/33 (PR 09/01/27)	1,250	1,349,246
5.00%, 09/01/34 (PR 09/01/27)	1,250	1,349,246
5.00%, 09/01/36 (PR 09/01/27)	6,840	7,383,072
Series A, 5.00%, 09/01/36 (PR 09/01/26)	15,040	15,834,898
Series B, 5.00%, 09/01/24	650	655,776
Series B, 5.00%, 09/01/25	1,055	1,086,543
Alabama Public School and College Authority RB 3.25%, 06/01/24 (Call 04/01/24)	10	9,991
5.00%, 01/01/27 (Call 07/01/24)	440	442,109
Series A, 5.00%, 11/01/24	5,365	5,431,633
Series A, 5.00%, 11/01/25	5,760	5,958,847
Series A, 5.00%, 11/01/26	1,195	1,265,048
Series A, 5.00%, 11/01/27	12,025	13,020,149
Series B, 5.00%, 01/01/25 (Call 07/01/24)	4,005	4,025,437
Series B, 5.00%, 01/01/26 (Call 07/01/24)	2,475	2,488,812
Auburn Water Works Board RB, 5.00%, 09/01/40 (PR 09/01/25)	2,500	2,569,211
State of Alabama GO, Series A, 5.00%, 08/01/24	95	95,690
Tuscaloosa County Board of Education ST, 4.00%, 02/01/47 (PR 02/01/27)	5,015	5,194,296
Water Works Board of the City of Birmingham (The) RB 5.00%, 01/01/30 (PR 01/01/27)	4,020	4,266,568
Series B, 5.00%, 01/01/32 (PR 01/01/27)	6,945	7,370,974
Series B, 5.00%, 01/01/43 (PR 01/01/27)	9,815	10,417,007

		118,072,641

Alaska — 0.1%
State of Alaska GO, 5.00%, 08/01/27 (Call 08/01/25)	5,460	5,595,470

Arizona — 1.1%
Arizona Department of Transportation State Highway Fund Revenue RB 5.00%, 07/01/24	680	683,884
5.00%, 07/01/25 (PR 07/01/24)	115	115,578
5.00%, 07/01/26 (PR 07/01/24)	370	371,860
5.00%, 07/01/27 (Call 07/01/26)	1,480	1,552,025
Arizona Transportation Board RB 5.00%, 07/01/24	4,885	4,912,900
5.00%, 07/01/26	180	188,846
Series A, 5.00%, 07/01/25	885	908,235
Arizona Water Infrastructure Finance Authority RB,
Series A, 5.00%, 10/01/24	575	580,695
City of Chandler AZ GOL, 5.00%, 07/01/24	4,020	4,044,140
City of Phoenix Arizona GO 4.00%, 07/01/24	895	897,312
5.00%, 07/01/24	450	452,629
5.00%, 07/01/27 (Call 07/01/26)	335	351,921
City of Phoenix Civic Improvement Corp. RB 5.00%, 07/01/25	4,850	4,972,872
5.00%, 07/01/25 (Call 07/01/24)	4,615	4,640,980
5.00%, 07/01/28	2,285	2,513,033
Series A, 5.00%, 07/01/39 (PR 07/01/24)	15,000	15,075,399
Series B, 5.00%, 07/01/24	2,590	2,604,201
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/27	180	193,252

Security	Par (000)	Value

Arizona (continued)
Maricopa County Unified School District No. 97-Deer Valley/AZ GO, 5.00%, 07/01/24	$4,800	$4,825,692
Salt River Project Agricultural Improvement & Power District RB 5.00%, 01/01/25	755	766,978
5.00%, 01/01/26	490	508,884
5.00%, 01/01/28	2,070	2,252,977
Series A, 5.00%, 01/01/25	6,220	6,318,677
Series A, 5.00%, 01/01/26	11,345	11,782,225
Series A, 5.00%, 01/01/27	14,140	15,046,971
Series A, 5.00%, 01/01/29	5,560	6,195,403
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/36 (PR 07/01/27)	2,000	2,150,546
University of Arizona (The) RB 5.00%, 06/01/26	15	15,730
5.00%, 06/01/27 (Call 06/01/26)	155	162,478
Series A, 5.00%, 06/01/26 (Call 06/01/25)	975	998,501

		96,084,824

Arkansas — 0.1%
State of Arkansas GO 5.00%, 04/01/24 (Call 04/01/24)	2,670	2,673,271
5.00%, 04/01/26 (Call 10/01/24)	360	363,607
University of Arkansas RB 5.00%, 11/01/39 (PR 11/01/24)	1,135	1,148,725
5.00%, 11/01/41 (PR 11/01/24)	825	834,976

		5,020,579

California — 13.3%
Bay Area Toll Authority RB
VRDN, 2.00%, 04/01/53 (Put 04/01/24)(a)	3,000	2,997,036
VRDN, 2.63%, 04/01/45 (Put 10/01/25)(a)	860	842,251
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	6,200	6,208,402
Series F-1, 5.00%, 04/01/56 (PR 04/01/27)	10,260	11,029,892
Beverly Hills Unified School District CA GO, 5.00%, 08/01/24	610	614,852
California Educational Facilities Authority RB, Series C, 5.25%, 10/01/24	8,195	8,302,294
California Infrastructure & Economic Development Bank RB 5.00%, 10/01/24	1,600	1,617,953
5.00%, 10/01/26	5,005	5,324,868
California State Public Works Board RB 5.00%, 08/01/24	1,500	1,511,380
5.00%, 10/01/24	1,145	1,157,520
5.00%, 10/01/24 (ETM)	65	65,737
5.00%, 05/01/25	1,060	1,084,812
5.00%, 08/01/25	3,000	3,087,335
5.00%, 10/01/25	320	330,571
5.00%, 10/01/25 (ETM)	20	20,683
5.00%, 10/01/26	140	148,084
5.00%, 10/01/26 (ETM)	5	5,300
5.00%, 11/01/26	670	710,159
5.00%, 02/01/28	4,300	4,709,332
5.00%, 06/01/28	9,590	10,584,687
5.25%, 10/01/27 (Call 10/01/24)	1,050	1,060,683
Series A, 5.00%, 09/01/24	295	297,737
Series A, 5.00%, 09/01/25 (Call 09/01/24)	1,265	1,277,210
Series A, 5.00%, 02/01/27	15,800	16,876,936
Series A, 5.00%, 08/01/27	2,450	2,648,602
Series B, 5.00%, 05/01/26	1,040	1,088,876
Series B, 5.00%, 10/01/26 (Call 10/01/24)	600	605,635

88	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series D, 5.00%, 05/01/27	$7,845	$8,430,835
Series F, 5.00%, 05/01/24	2,575	2,582,203
Series F, 5.00%, 05/01/25	325	332,607
Series F, 5.00%, 05/01/26 (Call 05/01/25)	290	296,540
California State University RB 5.00%, 11/01/24	2,300	2,330,677
5.00%, 11/01/26 (Call 05/01/26)	345	363,075
Series A, 5.00%, 11/01/24	2,115	2,143,210
Series A, 5.00%, 11/01/25	5,250	5,443,359
Series A, 5.00%, 11/01/28 (PR 11/01/24)	7,010	7,099,361
Series A, 5.00%, 11/01/29 (PR 11/01/24)	1,820	1,843,201
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	9,065	9,213,821
City of Long Beach CA Harbor Revenue RB, 4.00%, 05/15/24	435	435,744
City of Los Angeles CA, 5.00%, 06/27/24	12,000	12,069,820
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/25	90	92,308
5.00%, 06/01/27 (Call 06/01/25)	220	225,908
Series B, 5.00%, 06/01/25	640	656,412
Series B, 5.00%, 06/01/26	690	727,112
City of Los Angeles Department of Airports RB, Series B, 5.00%, 05/15/24	2,145	2,153,006
City of San Francisco CA Public Utilities Commission Water Revenue RB 5.00%, 11/01/24	4,915	4,980,879
5.00%, 11/01/25	5,215	5,407,932
5.00%, 11/01/25 (Call 05/01/25)	1,685	1,728,815
5.00%, 11/01/26	4,655	4,956,234
5.00%, 11/01/28	2,025	2,269,859
Coast Community College District GO, 0.00%, 08/01/33 (Call 08/01/25)(b)	500	341,055
Contra Costa Transportation Authority Sales Tax Revenue RB, 5.00%, 03/01/26	3,290	3,445,449
Corona-Norco Unified School District GO, Series A, 5.00%, 08/01/40 (PR 08/01/25)	795	817,810
East Bay Municipal Utility District Water System Revenue RB
Series B, 5.00%, 06/01/24	850	854,168
Series B, 5.00%, 06/01/25	510	524,340
El Camino Community College District Foundation (The) GO
0.00%, 08/01/27(b)	5,700	5,141,524
Series C, 0.00%, 08/01/26(b)	4,875	4,527,033
Foothill-De Anza Community College District GO 0.00%, 08/01/26 (NPFGC)(b)	1,220	1,136,149
0.00%, 08/01/27	1,250	1,132,460
0.00%, 08/01/27 (NPFGC)(b)	4,000	3,623,873
Fresno Unified School District GO, 4.00%, 08/01/47 (PR 08/01/24)	45	45,181
Las Virgenes Unified School District GO, 0.00%, 09/01/27 (NPFGC)	13,870	12,502,057
Long Beach Unified School District GO 5.00%, 08/01/25	32,000	33,003,299
5.00%, 08/01/27 (Call 08/01/26)	40	42,263
Los Angeles Community College District/CA 5.00%, 08/01/27	10,005	10,867,243
5.00%, 08/01/28	11,375	12,668,779
Los Angeles Community College District/CA GO 4.00%, 08/01/39 (PR 08/01/24)	3,550	3,562,948

Security	Par (000)	Value

California (continued)
5.00%, 08/01/24	$1,685	$1,698,954
5.00%, 08/01/25	10,780	11,119,499
Series A, 4.00%, 08/01/32 (PR 08/01/24)	275	276,003
Series A, 4.00%, 08/01/33 (PR 08/01/24)	575	577,097
Series A, 5.00%, 08/01/24	1,280	1,290,600
Series A, 5.00%, 08/01/25 (PR 08/01/24)	285	287,185
Series A, 5.00%, 08/01/27 (PR 08/01/24)	305	307,339
Series C, 5.00%, 08/01/24	240	241,987
Series J, 4.00%, 08/01/24	125	125,532
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB 5.00%, 07/01/24	2,250	2,264,761
5.00%, 06/01/27	80	86,611
5.00%, 06/01/27 (Call 06/01/26)	65	68,498
5.00%, 07/01/27	100	108,491
5.00%, 07/01/27 (Call 07/01/26)	10	10,559
5.00%, 07/01/28	2,470	2,747,548
Series A, 5.00%, 06/01/24	6,495	6,525,179
Series A, 5.00%, 07/01/24	625	629,100
Series A, 5.00%, 06/01/25	1,085	1,113,258
Series A, 5.00%, 07/01/25	820	844,338
Series A, 5.00%, 06/01/26	1,190	1,254,004
Series A, 5.00%, 07/01/26	1,275	1,346,514
Los Angeles Department of Water & Power Power System Revenue RB
Series B, 5.00%, 07/01/24	2,070	2,082,836
Series B, 5.00%, 07/01/25 (Call 06/01/25)	980	1,005,949
Los Angeles Department of Water & Power RB 4.00%, 07/01/26 (Call 06/01/26)	2,605	2,686,127
5.00%, 07/01/26 (Call 06/01/26)	4,920	5,188,524
5.00%, 07/01/27	3,605	3,917,139
5.00%, 07/01/27 (Call 01/01/26)	75	78,103
Series A, 5.00%, 07/01/25	9,335	9,598,521
Series A, 5.00%, 07/01/26	205	216,641
Series A, 5.00%, 07/01/27	160	173,854
Los Angeles Department of Water & Power Water System Revenue RB
4.00%, 07/01/26	1,235	1,275,986
5.00%, 07/01/24	25	25,155
5.00%, 07/01/25	20	20,565
5.00%, 07/01/27	160	174,068
5.00%, 07/01/27 (Call 01/01/26)	75	78,158
5.00%, 07/01/28	9,710	10,818,056
VRDN, 3.70%, 07/01/35 (Put 03/01/24)(a)	31,900	31,900,000
VRDN, 3.74%, 07/01/45 (Put 03/01/24)(a)	16,575	16,575,000
Series B, 4.00%, 07/01/27	180	188,969
Series B, 5.00%, 07/01/26 (Call 01/01/26)	590	616,779
Series C, 5.00%, 07/01/25 (Call 07/01/24)	415	417,892
Los Angeles Unified School District/CA GO 5.00%, 07/01/24	85	85,519
5.00%, 07/01/26	650	686,458
5.00%, 07/01/27	2,405	2,610,019
Series A, 5.00%, 07/01/24	33,245	33,447,898
Series A, 5.00%, 07/01/25	6,255	6,429,102
Series A, 5.00%, 07/01/26	3,880	4,097,626
Series A, 5.00%, 07/01/27	140	151,935
Series B, 5.00%, 07/01/24	4,635	4,663,288
Series B, 5.00%, 07/01/27 (Call 07/01/26)	1,095	1,156,792
Series B-1, 5.00%, 07/01/26	105	110,889
Series C, 5.00%, 07/01/24	1,420	1,428,666
Series C, 5.00%, 07/01/25	5,055	5,195,701

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 07/01/25 (Call 07/01/24)	$5,100	$5,128,710
Series C, 5.00%, 07/01/26	2,910	3,073,220
Series C, 5.00%, 07/01/26 (Call 07/01/24)	290	291,250
Series D, 5.00%, 07/01/26 (Call 07/01/24)	160	160,690
Los Rios Community College District GO, Series E, 3.00%, 08/01/25	2,300	2,302,041
Marin Community College District GO, Series A, 5.00%, 08/01/41 (PR 08/01/26)	7,500	7,916,541
Metropolitan Water District of Southern California RB 3.00%, 07/01/27	250	250,464
5.00%, 10/01/24	1,920	1,943,083
5.00%, 10/01/25	1,445	1,497,038
5.00%, 10/01/27	1,075	1,174,850
Series A, 2.25%, 07/01/24	590	586,912
Series A, 2.50%, 07/01/25	595	588,423
Series A, 5.00%, 07/01/24	3,140	3,159,677
Series A, 5.00%, 07/01/25	3,095	3,186,209
Series A, 5.00%, 07/01/26	1,180	1,246,460
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44 (PR 08/01/25) (AGM)	5,000	5,150,457
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/26	1,000	1,062,853
Oakland Unified School District/Alameda County GO, 5.00%, 08/01/40 (PR 08/01/25)	4,000	4,120,366
Orange County Sanitation District RB, 5.00%, 02/01/27.	3,225	3,458,883
Orange County Water District COP, Series A, 4.00%, 02/15/25 (Call 01/15/25)	8,125	8,192,750
Palomar Community College District GO, 5.00%, 08/01/44 (PR 08/01/25)	25,175	25,985,519
Poway Unified School District GO, 0.00%, 08/01/27(b)	5,000	4,503,337
Riverside Community College District GO 0.00%, 08/01/35 (PR 02/01/25)(b)	3,000	1,752,048
0.00%, 08/01/38 (PR 02/01/25)(b)	5,500	2,737,130
0.00%, 08/01/39 (PR 02/01/25)(b)	2,420	1,141,229
Sacramento Municipal Utility District RB 5.00%, 07/01/24	875	880,169
5.00%, 08/15/24	545	549,878
5.00%, 08/15/25	1,950	2,012,209
5.00%, 08/15/26	650	688,535
5.00%, 08/15/27	1,310	1,424,752
Series E, 5.00%, 08/15/24	370	373,312
San Diego Association of Governments RB, 5.00%, 11/15/25 (PR 11/15/24)	330	334,452
San Diego Community College District GO 4.00%, 08/01/32 (PR 08/01/26)	3,660	3,781,853
4.00%, 08/01/41 (PR 08/01/26)	13,060	13,494,810
5.00%, 08/01/41 (PR 08/01/26)	13,000	13,734,490
VRDN, 4.00%, 08/01/32 (PR 08/01/26)	3,200	3,306,539
San Diego County Regional Transportation Commission RB
5.00%, 04/01/28	555	613,637
Series A, 5.00%, 04/01/25	2,135	2,182,889
San Diego Public Facilities Financing Authority RB 5.00%, 05/15/24	2,980	2,990,825
5.00%, 05/15/25	450	461,246
San Diego Unified School District/CA, 5.00%, 06/28/24 .	3,500	3,521,661
San Diego Unified School District/CA GO, 6.00%, 07/01/33 (PR 07/01/24)	7,000	7,064,896
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/25	375	386,599

Security	Par (000)	Value

California (continued)
San Francisco City & County Airport Commission San Francisco International Airport RB
Series D, 5.00%, 05/01/24	$1,160	$1,163,189
Series D, 5.00%, 05/01/25	2,320	2,375,373
San Francisco City & County Public Utilities Commission Wastewater Revenue RB 5.00%, 10/01/26	3,000	3,187,091
5.00%, 10/01/27	6,850	7,476,396
San Jose Evergreen Community College District GO, Series C, 4.00%, 09/01/40 (PR 09/01/24)	12,155	12,213,046
San Jose Unified School District GO, Series C, 0.00%, 08/01/27 (NPFGC)(b)	3,000	2,711,522
San Mateo County Community College District GO, 0.00%, 09/01/27 (NPFGC)	1,000	900,754
San Mateo Foster City Public Financing Authority RB, Series B, 5.00%, 08/01/25	27,420	28,206,740
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/24	710	713,308
Santa Clara Valley Water District Safe Clean Water Revenue COP, 5.00%, 12/01/26 (Call 11/01/26)	1,200	1,278,016
Santa Monica Community College District GO 0.00%, 08/01/26(b)	500	462,992
0.00%, 08/01/28(b)	1,000	872,020
Series B, 4.00%, 08/01/44 (PR 08/01/24)	31,715	31,837,115
Series C, 0.00%, 08/01/25(b)	1,930	1,843,279
Southern California Public Power Authority RB
VRDN, 3.71%, 07/01/36 (Put 02/29/24)(a)	25,000	25,000,000
Series C, 5.00%, 07/01/24	430	432,835
Southwestern Community College District GO,
Series D, 5.00%, 08/01/44 (PR 08/01/25)	1,000	1,029,391
State of California Department of Water Resources RB 5.00%, 12/01/25	55	57,151
5.00%, 12/01/26	110	117,562
Series AR, 5.00%, 12/01/27 (PR 06/01/24)	5,690	5,715,677
Series AS, 5.00%, 12/01/24	5,620	5,705,620
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	350	354,995
Series AW, 5.00%, 12/01/24	15	15,229
Series AX, 5.00%, 12/01/24	170	172,590
Series AX, 5.00%, 12/01/25	3,115	3,236,833
Series BA, 5.00%, 12/01/25	1,645	1,709,339
Series BB, 5.00%, 12/01/24	5,330	5,411,201
Series BB, 5.00%, 12/01/25	225	233,800
Series BB, 5.00%, 12/01/26	295	315,278
State of California GO 3.00%, 03/01/24	200	200,000
3.00%, 03/01/25	7,000	6,986,395
3.00%, 03/01/26	800	800,742
4.00%, 10/01/24	1,865	1,874,958
4.00%, 11/01/24	220	221,369
4.00%, 04/01/25	3,890	3,932,668
4.00%, 08/01/26	285	293,276
4.00%, 09/01/26	240	247,297
4.00%, 10/01/26	7,525	7,763,980
4.00%, 11/01/26	9,755	10,078,261
4.00%, 09/01/27	5,580	5,839,854
4.00%, 10/01/27	1,225	1,283,627
5.00%, 03/01/24	2,055	2,055,000
5.00%, 04/01/24	1,620	1,622,121
5.00%, 08/01/24	4,230	4,262,265
5.00%, 09/01/24	10,330	10,426,334
5.00%, 09/01/24 (Call 04/01/24)	15	15,019

90	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 10/01/24	$31,480	$31,826,009
5.00%, 11/01/24	5,725	5,797,604
5.00%, 12/01/24 (Call 01/02/24)	315	315,420
5.00%, 03/01/25	5,415	5,521,539
5.00%, 04/01/25	25,035	25,580,407
5.00%, 05/01/25 (Call 05/01/24)	180	180,536
5.00%, 08/01/25	8,600	8,849,158
5.00%, 09/01/25	805	829,902
5.00%, 09/01/25 (Call 04/01/24)	25	25,036
5.00%, 10/01/25	34,645	35,784,069
5.00%, 10/01/25 (Call 10/01/24)	1,500	1,515,833
5.00%, 11/01/25	9,660	9,996,664
5.00%, 12/01/25	9,715	10,073,086
5.00%, 12/01/25 (Call 01/02/24)	415	415,537
5.00%, 03/01/26 (Call 03/01/25)	8,905	9,092,489
5.00%, 04/01/26	15,705	16,410,610
5.00%, 08/01/26	9,415	9,917,590
5.00%, 08/01/26 (Call 08/01/25)	510	525,699
5.00%, 09/01/26	11,230	11,854,071
5.00%, 10/01/26	1,985	2,099,619
5.00%, 10/01/26 (Call 10/01/24)	75	75,760
5.00%, 11/01/26	6,280	6,656,415
5.00%, 12/01/26	4,660	4,949,692
5.00%, 04/01/27	6,870	7,360,202
5.00%, 08/01/27	8,630	9,317,828
5.00%, 08/01/27 (Call 08/01/26)	630	664,862
5.00%, 09/01/27	1,230	1,330,651
5.00%, 09/01/27 (Call 09/01/25)	215	221,811
5.00%, 09/01/27 (Call 09/01/26)	2,300	2,431,987
5.00%, 10/01/27	2,235	2,422,577
5.00%, 10/01/27 (Call 04/01/26)	230	241,079
5.00%, 11/01/27	32,370	35,154,962
5.00%, 04/01/28	10,505	11,507,589
5.00%, 08/01/28 (Call 08/01/27)	4,700	5,080,968
5.00%, 10/01/28	14,310	15,850,619
5.00%, 11/01/28	4,840	5,370,923
5.00%, 12/01/28	3,505	3,896,653
5.50%, 02/01/25	1,025	1,047,829
Series A, 5.00%, 10/01/24	685	692,529
Series B, 5.00%, 08/01/24	13,685	13,789,383
Series B, 5.00%, 09/01/24	5,375	5,425,126
Series B, 5.00%, 08/01/25	895	920,930
Series B, 5.00%, 09/01/25	715	737,118
Series B, 5.00%, 11/01/25	8,170	8,454,735
Series B, 5.00%, 08/01/26	355	373,951
Series B, 5.00%, 09/01/26	455	480,285
Series B, 5.00%, 11/01/27	550	597,319
Series B, 5.00%, 11/01/28	11,410	12,661,618
Series C, 5.00%, 08/01/26 (Call 02/01/25)	360	367,193
Series C, 5.00%, 09/01/26 (Call 09/01/25)	285	294,353
Series C, 5.00%, 08/01/27 (Call 02/01/25)	85	86,646
Series C, 5.00%, 08/01/27 (Call 08/01/26)	7,505	7,920,304
University of California RB 4.00%, 05/15/25	10	10,135
5.00%, 05/15/24	1,205	1,209,425
5.00%, 05/15/26 (Call 05/15/25)	375	384,884
5.00%, 05/15/27	10,955	11,847,032
5.00%, 05/15/28	8,015	8,888,041
5.00%, 05/15/29	10,000	11,352,550
5.25%, 05/15/44 (PR 05/15/24)	10,010	10,051,217
Series AM, 5.00%, 05/15/44 (PR 05/15/24)	5,200	5,218,887

Security	Par (000)	Value

California (continued)
Series AO, 5.00%, 05/15/24	$565	$567,075
Series AO, 5.00%, 05/15/25	1,550	1,589,107
Series AV, 5.00%, 05/15/26	205	215,553
Series AY, 5.00%, 05/15/24	875	878,213
Series AY, 5.00%, 05/15/26	680	715,005
Series I, 5.00%, 05/15/24	675	677,479
Series I, 5.00%, 05/15/25	445	456,227
Series I, 5.00%, 05/15/26 (Call 05/15/25)	1,060	1,087,940

		1,193,460,593

Colorado — 1.0%
City & County of Denver Colorado Airport System Revenue RB 5.00%, 11/15/25	1,125	1,163,184
5.00%, 11/15/27	3,505	3,794,575
5.00%, 11/15/28	2,950	3,251,650
Series A, 5.00%, 11/15/24	5,445	5,513,563
City & County of Denver Colorado GO 5.00%, 08/01/24	2,570	2,589,393
5.00%, 08/01/25	1,325	1,363,388
5.00%, 08/01/27	10	10,790
Series A, 5.00%, 08/01/26	1,500	1,579,714
Series B, 5.00%, 08/01/26	14,055	14,801,918
Series B, 5.00%, 08/01/27	7,980	8,610,600
City of Aurora Colorado Water Revenue RB, 5.00%, 08/01/41 (PR 08/01/26)	9,460	9,960,463
City of Colorado Springs CO Utilities System Revenue RB, 5.00%, 11/15/28	2,000	2,217,564
City of Colorado Springs Colorado Utilities System Revenue RB
Series A, 5.00%, 11/15/25	905	936,326
Series B, 5.00%, 11/15/25	1,010	1,044,961
Series B, 5.00%, 11/15/26	550	582,658
Denver City & County School District No. 1 GO 5.00%, 12/01/24 (SAW)	890	902,573
5.00%, 12/01/25 (SAW)	335	347,232
Series B, 4.00%, 12/01/26 (SAW)	9,460	9,784,285
E-470 Public Highway Authority RB 0.00%, 09/01/26 (NPFGC)(b)	4,540	4,192,717
0.00%, 09/01/28 (NPFGC)(b)	4,500	3,907,308
Regional Transportation District Sales Tax Revenue RB, 5.00%, 11/01/27	5,000	5,417,421
State of Colorado COP, 5.00%, 03/15/25	225	229,478
University of Colorado RB 5.00%, 06/01/47 (PR 06/01/26)	4,195	4,390,683
VRDN, 2.00%, 06/01/51 (Put 10/15/25)(a)	250	243,318
VRDN, 2.00%, 06/01/51 (Put 10/15/26)(a)	250	239,460
Series C, VRDN, 2.00%, 06/01/54(a)	2,500	2,479,573

		89,554,795

Connecticut — 2.4%
Connecticut State Health & Educational Facilities Authority RB
2.80%, 07/01/57 (Put 02/03/26)(a)	4,000	3,944,376
Series 2015-A, VRDN, 0.38%, 07/01/35 (Put 07/12/24)(a)	3,265	3,215,049
Series V-1, VRDN, 3.50%, 07/01/36 (Put 11/30/23)(a) .	15,980	15,980,000
Hartford County Metropolitan District Clean Water Project Revenue RB, Series A, 5.00%, 11/01/34 (PR 11/01/24)	1,000	1,011,765

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut Clean Water Fund - State Revolving Fund RB
5.00%, 06/01/24	$25	$25,107
5.00%, 03/01/25	10	10,195
Series A, 5.00%, 05/01/25	295	301,803
Series B, 5.00%, 06/01/26	480	503,993
State of Connecticut GO 4.00%, 01/15/25	12,335	12,431,354
4.00%, 06/01/27	1,020	1,058,379
5.00%, 02/15/25	7,670	7,808,366
5.00%, 03/01/25	14,405	14,678,492
5.00%, 09/15/25	2,140	2,201,991
5.00%, 11/15/25	30	31,038
5.00%, 01/15/26	9,380	9,741,853
5.00%, 02/15/26	3,075	3,199,931
5.00%, 04/15/26	45	47,009
5.00%, 06/15/26	1,055	1,106,417
5.00%, 04/15/27	180	192,571
5.00%, 06/15/27	1,115	1,197,360
5.00%, 07/15/27	320	344,288
5.00%, 04/15/28	2,705	2,957,963
5.00%, 06/15/28 (Call 06/15/25)	1,300	1,331,873
5.00%, 01/15/29	5,000	5,552,039
5.00%, 03/01/29	3,500	3,897,131
Series 2021 A, 4.00%, 01/15/27	4,575	4,722,345
Series A, 4.00%, 01/15/26	4,100	4,184,288
Series A, 4.00%, 01/15/27	4,595	4,742,989
Series A, 5.00%, 03/15/24	405	405,204
Series A, 5.00%, 04/15/24	1,075	1,077,044
Series A, 5.00%, 01/15/25	6,065	6,163,648
Series A, 5.00%, 04/15/25	5,175	5,286,508
Series A, 5.00%, 01/15/26	1,300	1,350,150
Series B, 3.00%, 06/01/25	1,535	1,532,561
Series B, 4.00%, 06/01/27	8,665	8,991,030
Series B, 5.00%, 04/15/24	15	15,028
Series B, 5.00%, 05/15/24	3,175	3,185,646
Series B, 5.00%, 04/15/25	635	648,683
Series B, 5.00%, 05/15/25	2,635	2,696,465
Series B, 5.00%, 05/15/27 (Call 05/15/26)	105	109,701
Series C, 4.00%, 06/15/24	50	50,105
Series C, 5.00%, 07/15/24	1,070	1,076,861
Series D, 5.00%, 04/15/24	1,385	1,387,633
Series D, 5.00%, 07/15/24	5,560	5,595,651
Series D, 5.00%, 09/15/24	1,000	1,009,631
Series D, 5.00%, 09/15/26	845	891,550
Series D, 5.00%, 09/15/27	1,365	1,474,208
Series E, 5.00%, 09/15/24	1,765	1,781,999
Series E, 5.00%, 10/15/24	185	187,077
Series E, 5.00%, 10/15/26	1,525	1,612,248
Series F, 5.00%, 09/15/24	4,045	4,083,958
Series F, 5.00%, 11/15/25	565	584,557
Series F, 5.00%, 11/15/27 (Call 11/15/25)	8,825	9,119,143
State of Connecticut Special Tax Revenue RB 5.00%, 10/01/24	445	449,357
5.00%, 05/01/25	260	265,488
5.00%, 01/01/26	1,750	1,812,063
5.00%, 09/01/26	125	131,761
5.00%, 10/01/26	145	153,150
5.00%, 05/01/27	145	155,281
5.00%, 07/01/27	1,780	1,913,397
5.00%, 08/01/27 (Call 08/01/25)	20	20,549

Security	Par (000)	Value

Connecticut (continued)
5.00%, 07/01/28	$3,125	$3,432,827
Series A, 4.00%, 05/01/24	1,475	1,476,356
Series A, 5.00%, 05/01/24	3,465	3,473,580
Series A, 5.00%, 08/01/24	1,480	1,490,021
Series A, 5.00%, 09/01/24	2,630	2,651,828
Series A, 5.00%, 01/01/25	895	907,952
Series A, 5.00%, 05/01/25	2,395	2,445,555
Series A, 5.00%, 08/01/25	200	205,264
Series A, 5.00%, 09/01/25	2,970	3,053,537
Series A, 5.00%, 09/01/25 (Call 09/01/24)	1,520	1,534,077
Series A, 5.00%, 01/01/26	325	336,526
Series A, 5.00%, 05/01/26	2,415	2,525,390
Series A, 5.00%, 08/01/26 (Call 08/01/25)	710	729,833
Series A, 5.00%, 01/01/27	2,085	2,215,223
Series A, 5.00%, 05/01/27	270	289,143
Series A, 5.00%, 09/01/27 (Call 09/01/26)	240	252,289
Series B, 5.00%, 10/01/25	540	556,153
Series C, 5.00%, 10/01/24	615	621,021
Series C, 5.00%, 10/01/26	10,100	10,667,697
Series D, 5.00%, 11/01/24	510	515,767
Series D, 5.00%, 11/01/26	2,010	2,127,290
University of Connecticut RB 5.00%, 05/01/26	1,075	1,123,218
Series A, 5.00%, 02/15/25	1,035	1,052,893

		215,320,740

Delaware — 1.2%
County of New Castle DE GO 5.00%, 10/01/27 (PR 10/01/25)	10,235	10,560,312
5.00%, 10/01/33 (PR 10/01/25)	5,000	5,158,921
5.00%, 10/01/35 (PR 10/01/25)	3,000	3,095,353
Delaware Transportation Authority RB 5.00%, 07/01/24	1,447	1,454,745
5.00%, 09/01/24	585	590,599
5.00%, 07/01/25	510	523,658
5.00%, 07/01/26	2,495	2,621,071
5.00%, 09/01/26	195	205,210
5.00%, 09/01/28	4,545	4,994,667
State of Delaware GO 5.00%, 03/01/25	13,395	13,661,183
5.00%, 02/01/26	5,015	5,222,408
5.00%, 03/01/26	40	41,739
5.00%, 01/01/27	5,530	5,889,372
5.00%, 02/01/27	6,230	6,649,222
5.00%, 05/01/28	17,295	19,016,370
5.00%, 07/01/28 (PR 07/01/24)	1,000	1,005,189
Series A, 5.00%, 02/01/25	4,325	4,402,885
Series A, 5.00%, 01/01/26	10,815	11,239,643
Series A, 5.00%, 01/01/27	1,625	1,730,602
Series A, 5.00%, 02/01/27	3,025	3,228,555
Series A, 5.00%, 01/01/28	1,985	2,165,764
Series D, 5.00%, 07/01/27 (Call 07/01/26)	1,200	1,262,371

		104,719,839

District of Columbia — 1.6%
District of Columbia GO 4.00%, 02/01/27	160	165,675
5.00%, 02/01/25	185	188,081
5.00%, 06/01/25	70	71,657
5.00%, 06/01/26	45	47,199
5.00%, 06/01/27	3,715	3,991,865
5.00%, 01/01/28	2,355	2,564,067

92	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
5.00%, 02/01/28	$1,225	$1,336,352
5.00%, 06/01/28	6,750	7,418,642
Series A, 5.00%, 06/01/24	5	5,021
Series A, 5.00%, 10/15/24	90	91,016
Series A, 5.00%, 06/01/25	2,095	2,144,591
Series A, 5.00%, 10/15/25	9,195	9,488,124
Series A, 5.00%, 06/01/26 (Call 06/01/25)	945	967,838
Series A, 5.00%, 10/15/27	3,005	3,256,916
Series B, 5.00%, 06/01/24	1,000	1,004,171
Series B, 5.00%, 06/01/25	325	332,693
Series B, 5.00%, 06/01/26	465	487,725
Series B, 5.00%, 06/01/26 (Call 06/01/25)	1,180	1,208,517
Series D, 4.00%, 02/01/26	4,270	4,356,583
Series D, 5.00%, 06/01/26	20	20,977
Series E, 5.00%, 02/01/26	125	129,838
Series E, 5.00%, 02/01/27	7,885	8,406,456
District of Columbia Income Tax Revenue RB 5.00%, 03/01/24	4,005	4,005,000
5.00%, 05/01/24	210	210,567
5.00%, 12/01/27	10,435	11,343,271
5.00%, 10/01/28	9,870	10,928,104
Series A, 5.00%, 12/01/24	130	131,808
Series A, 5.00%, 03/01/25	830	845,922
Series A, 5.00%, 03/01/26	150	156,315
Series A, 5.00%, 03/01/27	2,460	2,628,287
Series B, 5.00%, 10/01/24	14,480	14,633,356
Series B, 5.00%, 10/01/25	195	201,259
Series B, 5.00%, 10/01/26	17,460	18,463,714
Series C, 5.00%, 10/01/25	5,745	5,929,396
Series C, 5.00%, 05/01/26	915	957,805
Series C, 5.00%, 10/01/26	8,135	8,602,653
Series C, 5.00%, 10/01/27	1,005	1,088,272
District of Columbia RB 5.00%, 12/01/25	1,000	1,033,406
5.00%, 12/01/26	2,880	3,048,843
District of Columbia Water & Sewer Authority RB 5.00%, 10/01/27 (Call 10/01/24)	135	136,183
Series A, 5.00%, 10/01/24	50	50,524
Series B, 5.00%, 10/01/25	195	201,259
Series C, 5.00%, 10/01/25 (Call 10/01/24)	770	777,318
Washington Metropolitan Area Transit Authority Dedicated Revenue RB
5.00%, 07/15/27	1,000	1,076,233
Series A, 5.00%, 07/15/25	6,850	7,030,287
Series A, 5.00%, 07/15/26	680	714,560
Series A, 5.00%, 07/15/27	5,735	6,172,197

		148,050,543

Florida — 1.5%
Central Florida Expressway Authority RB 5.00%, 07/01/26 (AGM)	5,185	5,431,460
Series B, 5.00%, 07/01/26	1,320	1,379,711
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/26 (Call 10/01/25)	5,105	5,216,958
County of Miami-Dade FL GO, 5.00%, 07/01/25	2,515	2,579,046
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/24	2,440	2,465,702
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/27	225	243,723
Florida Department of Environmental Protection RB, 5.00%, 07/01/26 (Call 07/01/25)	125	128,222

Security	Par (000)	Value

Florida (continued)
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/26	$10,610	$11,203,652
School Board of Miami-Dade County (The) COP 5.00%, 05/01/27 (Call 05/01/25) (AGM)	1,330	1,355,739
5.00%, 11/01/27 (Call 11/01/24)	3,300	3,335,812
Series B, 5.00%, 05/01/26 (Call 05/01/25)	2,240	2,280,999
School District of Broward County/FL COP 5.00%, 07/01/25	915	936,621
Series A, 5.00%, 07/01/27	700	750,381
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/25	825	845,576
Series C, 5.00%, 07/01/25	5,425	5,560,303
Series C, 5.00%, 07/01/26	5,630	5,905,390
State of Florida GO 5.00%, 07/01/24	980	985,725
5.00%, 06/01/25	4,740	4,856,290
5.00%, 06/01/26	175	183,552
5.00%, 06/01/27	5,035	5,411,865
5.00%, 06/01/27 (Call 06/01/26)	380	397,257
5.00%, 07/01/27	6,045	6,512,030
5.00%, 06/01/28	5,545	6,096,621
Series A, 5.00%, 07/01/24	810	814,732
Series A, 5.00%, 06/01/26 (GTD)	3,765	3,948,999
Series A, 5.00%, 07/01/26	3,185	3,345,936
Series A, 5.00%, 06/01/27	10,505	11,291,289
Series B, 5.00%, 06/01/24	690	692,895
Series B, 5.00%, 06/01/25	10,000	10,245,338
Series B, 5.00%, 06/01/26	715	749,943
Series C, 5.00%, 06/01/24	3,770	3,785,816
Series C, 5.00%, 06/01/25	2,870	2,940,412
Series C, 5.00%, 06/01/26	15,350	16,100,170
Series F, 5.00%, 06/01/26 (Call 06/01/25)	4,035	4,132,017
Series G, 5.00%, 06/01/25	1,000	1,024,534
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/24	2,005	2,016,975

		135,151,691

Georgia — 2.9%
Cherokee County Board of Education GO, 5.00%, 08/01/25 (Call 08/01/24) (SAW)	3,245	3,270,284
City of Atlanta GA Department of Aviation RB
Series A, 5.00%, 07/01/25	6,355	6,516,835
Series A, 5.00%, 07/01/26	1,000	1,048,684
Series A, 5.00%, 07/01/28	6,500	7,134,693
City of Atlanta GA GOL 5.00%, 12/01/27 (PR 12/01/24)	4,750	4,818,154
5.00%, 12/01/32 (PR 12/01/24)	5,000	5,071,741
City of Atlanta GA Water & Wastewater Revenue RB 5.00%, 11/01/27 (Call 05/01/25)	2,645	2,704,911
5.75%, 11/01/26 (AGM)	2,305	2,481,700
Series B, 5.00%, 11/01/25	1,025	1,060,385
City of Atlanta Georgia GO, 5.00%, 12/01/27	990	1,073,958
Columbia County School District GO, 5.00%, 10/01/26 (SAW)	145	153,187
County of Forsyth GA GO, 5.00%, 09/01/25	10,110	10,419,753
Forsyth County Water & Sewerage Authority RB, 5.00%, 04/01/41 (PR 04/01/25)	7,750	7,910,593
Georgia Ports Authority RB 5.00%, 07/01/25	2,550	2,616,948
5.00%, 07/01/26	2,235	2,346,386
5.00%, 07/01/27	2,095	2,251,312

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Georgia State Road & Tollway Authority RB 5.00%, 06/01/24	$2,210	$2,219,056
5.00%, 06/01/25	4,990	5,109,963
Gwinnett County School District GO 5.00%, 02/01/25	4,065	4,136,735
5.00%, 08/01/25	260	267,460
5.00%, 02/01/26 (Call 02/01/25)	2,505	2,550,650
5.00%, 02/01/27 (Call 02/01/25)	1,000	1,017,198
5.00%, 08/01/27	890	962,751
Series B, 5.00%, 08/01/26	7,125	7,513,879
Gwinnett County Water & Sewerage Authority RB 4.00%, 08/01/24	13,405	13,451,714
4.00%, 08/01/25	1,110	1,126,799
5.00%, 08/01/27	3,165	3,415,107
Henry County School District GO, 5.00%, 08/01/26 (SAW)	180	189,393
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 4.00%, 07/01/25	1,910	1,936,519
Series A, 5.25%, 07/01/27 (NPFGC)	1,470	1,587,405
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 01/01/26 (Call 01/01/25)	250	253,080
Private Colleges & Universities Authority RB 5.00%, 04/01/44 (PR 04/01/24)	18,555	18,575,889
Series B, 5.00%, 09/01/25	16,015	16,500,934
State of Georgia GO 4.00%, 07/01/25	80	81,100
5.00%, 07/01/26	5	5,256
5.00%, 07/01/27	38,400	41,366,742
5.00%, 07/01/28	6,110	6,735,560
Series A, 5.00%, 07/01/25	4,960	5,092,179
Series A, 5.00%, 07/01/26	3,160	3,321,863
Series A, 5.00%, 08/01/26	13,990	14,736,811
Series A1, 5.00%, 02/01/25	140	142,458
Series A-1, 5.00%, 08/01/24	1,810	1,823,437
Series A-1, 5.00%, 02/01/25	320	325,618
Series A-1, 5.00%, 02/01/26	530	551,417
Series A-1, 5.00%, 02/01/27	14,895	15,888,668
Series A-2, 5.00%, 02/01/25 (Call 04/01/24)	325	325,425
Series C1, 4.00%, 07/01/25	3,325	3,370,731
Series E, 5.00%, 12/01/24	25	25,351
Series E, 5.00%, 12/01/25	16,290	16,881,982
Series E, 5.00%, 12/01/26	5,405	5,741,006
Series F, 5.00%, 01/01/26	750	778,768
Series F, 5.00%, 01/01/28 (Call 01/01/27)	3,805	4,054,364

		262,942,792

Hawaii — 0.7%
City & County Honolulu Hawaii Wastewater System Revenue RB
4.00%, 07/01/26	1,100	1,128,974
4.00%, 07/01/27 (Call 07/01/25)	5,335	5,399,515
Series A, 5.00%, 07/01/24	305	306,732
City & County of Honolulu Hawaii GO 5.00%, 03/01/26	450	468,944
5.00%, 07/01/26	1,870	1,963,195
Series B, 5.00%, 03/01/25	5,035	5,131,089
Series C, 4.00%, 07/01/26	850	872,389
County of Maui HI GO, 5.00%, 09/01/26	1,300	1,370,313
Honolulu City & County Board of Water Supply RB, 4.00%, 07/01/34 (PR 07/01/24)	2,300	2,305,331
State of Hawaii GO 4.00%, 05/01/24	75	75,088

Security	Par (000)	Value

Hawaii (continued)
5.00%, 08/01/26 (PR 08/01/24)	$10,000	$10,072,604
Series EO, 5.00%, 08/01/24	155	156,151
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	2,550	2,570,911
Series EP, 5.00%, 08/01/24	800	805,939
Series EY, 5.00%, 10/01/24	6,120	6,185,516
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	715	736,592
Series EZ, 5.00%, 10/01/25	3,605	3,721,836
Series FE, 5.00%, 10/01/24	435	439,657
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	4,695	4,931,539
Series FH, 5.00%, 10/01/24	1,415	1,430,148
Series FH, 5.00%, 10/01/25	280	289,075
Series FK, 5.00%, 05/01/25	200	204,589
Series FN, 5.00%, 10/01/25	45	46,458
Series FT, 5.00%, 01/01/25	585	594,233
Series FT, 5.00%, 01/01/26	5,475	5,685,010
Series FT, 5.00%, 01/01/27	2,145	2,276,564
Series Fw, 5.00%, 01/01/27	1,175	1,247,069
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/25	450	457,102

		60,872,563

Illinois — 2.8%
Chicago Midway International Airport RB 5.00%, 01/01/28 (BAM)	2,770	3,001,173
5.00%, 01/01/29 (BAM)	3,500	3,873,108
Chicago O’Hare International Airport RB 5.00%, 01/01/26	3,510	3,638,919
Series B, 5.00%, 01/01/26 (Call 01/01/25)	900	910,353
Series E, 5.00%, 01/01/26	510	528,732
Illinois Finance Authority RB 4.00%, 07/01/25	3,110	3,147,104
5.00%, 07/01/24	965	970,165
5.00%, 01/01/25	275	279,025
5.00%, 01/01/26	2,065	2,138,979
5.00%, 07/01/27 (Call 01/01/27)	290	306,020
5.00%, 07/01/28	625	684,152
5.00%, 01/01/29	1,200	1,330,219
Illinois State Toll Highway Authority RB 5.00%, 01/01/25	5,595	5,680,550
5.00%, 01/01/26	10,000	10,372,716
5.00%, 01/01/26 (Call 04/02/24)	15	15,018
5.00%, 01/01/27	3,495	3,704,474
5.00%, 01/01/28	175	189,671
Series A, 5.00%, 01/01/25	1,585	1,609,235
Series B, 5.00%, 01/01/25	3,050	3,096,636
Series B, 5.00%, 01/01/26	1,600	1,659,635
Series B, 5.00%, 01/01/27	215	227,886
Series B, 5.00%, 01/01/27 (Call 07/01/26)	10	10,463
Metropolitan Water Reclamation District of Greater Chicago GO
Series A, 5.00%, 12/01/25	480	495,209
Series A, 5.00%, 12/01/44 (PR 12/01/24)	27,450	27,807,415
Sales Tax Securitization Corp. RB
Series A, 5.00%, 01/01/25	515	521,568
Series A, 5.00%, 01/01/27	2,405	2,544,440
State of Illinois GO 5.00%, 05/01/24	3,000	3,006,332
5.00%, 02/01/25	2,055	2,083,033
5.00%, 02/01/26	6,000	6,181,118
5.00%, 02/01/27	570	597,497
5.00%, 10/01/27	1,600	1,697,526
5.00%, 02/01/28 (Call 02/01/27)	14,800	15,541,977

94	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
5.00%, 05/01/28	$5,300	$5,682,626
5.50%, 05/01/24	2,745	2,752,928
5.50%, 05/01/25	2,850	2,917,158
6.00%, 05/01/25	4,000	4,116,766
Series A, 5.00%, 03/01/24	2,185	2,185,000
Series A, 5.00%, 11/01/24	6,045	6,103,304
Series A, 5.00%, 12/01/24	2,370	2,395,886
Series A, 5.00%, 03/01/25	1,910	1,939,038
Series A, 5.00%, 03/01/26	950	980,049
Series A, 5.00%, 03/01/28	1,000	1,069,156
Series A, 5.00%, 10/01/28	4,700	5,075,846
Series B, 5.00%, 03/01/24	1,750	1,750,000
Series B, 5.00%, 09/01/24	8,085	8,142,067
Series B, 5.00%, 03/01/25	5,260	5,339,577
Series B, 5.00%, 03/01/26	7,705	7,948,717
Series B, 5.00%, 03/01/27	4,245	4,456,772
Series B, 5.00%, 09/01/27	1,600	1,694,984
Series C, 4.00%, 03/01/24	5,340	5,340,000
Series D, 5.00%, 11/01/24	23,580	23,810,006
Series D, 5.00%, 11/01/25	13,035	13,374,577
Series D, 5.00%, 11/01/26	13,000	13,573,559
Series D, 5.00%, 11/01/27	12,170	12,941,731
Series D, 5.00%, 11/01/28 (Call 11/01/27)	3,825	4,068,093
State of Illinois Sales Tax Revenue RB 5.00%, 06/15/26	435	453,047
5.00%, 06/15/29	5,000	5,522,880

		251,484,115

Indiana — 0.7%
Indiana Finance Authority, 5.00%, 02/01/27	280	298,355
Indiana Finance Authority RB 5.00%, 02/01/25	1,060	1,078,706
5.00%, 02/01/26	185	192,441
5.00%, 02/01/27	2,375	2,530,690
5.00%, 02/01/27 (Call 02/01/25)	1,070	1,088,687
5.00%, 02/01/27 (Call 02/01/26)	150	156,033
5.00%, 10/01/27	1,275	1,373,402
5.00%, 02/01/29 (PR 02/01/26)	3,500	3,638,784
5.00%, 02/01/30 (PR 02/01/26)	3,930	4,085,835
5.00%, 02/01/31 (PR 02/01/25)	5,000	5,081,473
5.00%, 02/01/31 (PR 02/01/26)	3,645	3,789,534
5.00%, 08/01/35 (PR 08/01/26)	9,310	9,782,509
Series 3, 5.00%, 10/01/25	3,680	3,788,359
Series A, 5.00%, 10/01/25 (Call 10/01/24)	1,140	1,151,642
Series A, 5.00%, 02/01/26	10,095	10,501,027
Series B, 5.00%, 02/01/25	2,205	2,243,912
Series B, 5.00%, 02/01/26	1,000	1,040,221
Series C, 5.00%, 12/01/24	1,875	1,900,796
Series C, 5.00%, 12/01/25	1,120	1,159,927
Series C, 5.00%, 02/01/26	460	478,502
Series C, 5.00%, 06/01/27 (Call 12/01/26)	2,090	2,203,236
Series E, 5.00%, 02/01/26	710	738,557
Series E, 5.00%, 02/01/27 (Call 08/01/26)	210	220,562
Indiana University RB, 3.00%, 08/01/24	530	529,053
Purdue University RB 5.00%, 07/01/24	90	90,496
Series EE, 5.00%, 07/01/26	235	246,333

		59,389,072

Iowa — 0.1%
City of Des Moines IA GO, 5.00%, 06/01/26	5,870	6,155,565

Security	Par (000)	Value

Iowa (continued)
Iowa Finance Authority RB 5.00%, 08/01/24	$700	$705,254
5.00%, 08/01/25	3,170	3,261,397
5.00%, 08/01/26	1,305	1,372,791
5.00%, 08/01/27	350	377,658

		11,872,665

Kansas — 0.4%
Johnson County Unified School District No. 512 Shawnee Mission GO
4.00%, 10/01/35 (PR 10/01/25)	4,000	4,066,017
5.00%, 10/01/30 (PR 10/01/25)	2,000	2,063,569
5.00%, 10/01/31 (PR 10/01/25)	6,280	6,479,605
5.00%, 10/01/32 (PR 10/01/25)	4,605	4,751,367
5.00%, 10/01/34 (PR 10/01/25)	4,000	4,127,137
Kansas Development Finance Authority RB, Series SRF, 5.00%, 05/01/24	5,000	5,012,140
State of Kansas Department of Transportation RB 5.00%, 09/01/25	1,100	1,131,751
5.00%, 09/01/26 (Call 09/01/25)	1,220	1,254,315
5.00%, 09/01/27 (Call 09/01/25)	6,095	6,269,130
Series A, 5.00%, 09/01/24	180	181,555
Series A, 5.00%, 09/01/25 (Call 09/01/24)	365	368,523

		35,705,109

Kentucky — 0.2%
Kentucky Asset Liability Commission RB, Series A, 5.00%, 09/01/26 (Call 09/01/24)	2,240	2,255,101
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/26 (SAP)	5,290	5,583,355
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/26	2,005	2,097,539
Louisville and Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/25	5,000	5,119,603
Louisville/Jefferson County Metropolitan Government GO, Series A, 5.00%, 04/01/27	4,850	5,182,714

		20,238,312

Louisiana — 0.4%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/39 (PR 02/01/25)	3,365	3,424,079
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.00%, 10/01/33 (PR 10/01/24)	5,735	5,790,168
State of Louisiana Gasoline & Fuels Tax Revenue RB 4.00%, 05/01/41 (PR 05/01/25)	5,070	5,118,093
Series B, 5.00%, 05/01/25	775	792,784
State of Louisiana GO 5.00%, 03/01/24	50	50,000
5.00%, 03/01/27	65	69,273
5.00%, 02/01/28	2,500	2,719,474
Series A, 5.00%, 04/01/24	2,880	2,883,661
Series A, 5.00%, 03/01/25	1,700	1,732,945
Series A, 5.00%, 04/01/25	375	382,931
Series A, 5.00%, 03/01/26	1,935	2,011,497
Series A, 5.00%, 09/01/26	95	99,857
Series B, 5.00%, 08/01/25	4,235	4,355,919
Series B, 5.00%, 08/01/26	1,890	1,983,219
Series C, 5.00%, 08/01/24	100	100,742
Series C, 5.00%, 08/01/25 (Call 08/01/24)	1,235	1,244,119
State of Louisiana RB 5.00%, 09/01/24	1,675	1,690,210
5.00%, 09/01/25	750	772,868

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
5.00%, 06/15/26 (PR 06/15/24)	$1,000	$1,004,543
5.00%, 09/01/26	1,035	1,087,916
5.00%, 09/01/27	135	145,484
5.00%, 09/01/28	1,150	1,266,851

		38,726,633

Maine — 0.5%
Maine Turnpike Authority RB, 5.00%, 07/01/26	1,000	1,049,606
State of Maine GO 3.00%, 06/01/24	1,600	1,597,526
5.00%, 06/01/24	9,765	9,805,492
5.00%, 06/01/25	100	102,429
5.00%, 06/01/26	145	151,925
5.00%, 06/01/27	11,745	12,605,154
5.00%, 06/01/28	4,830	5,302,326
Series B, 5.00%, 06/01/25	2,465	2,524,868
Series B, 5.00%, 06/01/28	3,410	3,743,465
Series D, 5.00%, 06/01/25	10,000	10,242,872

		47,125,663

Maryland — 4.3%
County of Anne Arundel Maryland GOL, 5.00%, 04/01/27	1,760	1,885,044
County of Anne Arundel MD GOL 5.00%, 10/01/24	4,620	4,671,574
5.00%, 10/01/25	5,755	5,948,717
5.00%, 04/01/26	8,300	8,672,911
5.00%, 10/01/26	6,270	6,632,045
5.00%, 10/01/27	5,765	6,246,784
County of Baltimore MD GO 5.00%, 03/01/24	50	50,000
5.00%, 03/01/26	180	187,720
5.00%, 03/01/27	2,025	2,164,735
County of Frederick MD GO 5.00%, 10/01/24	1,160	1,172,484
Series A, 5.00%, 10/01/25	5,395	5,570,691
Series A, 5.00%, 10/01/26	3,100	3,279,002
County of Howard Maryland GO 5.00%, 02/15/25	1,145	1,166,302
5.00%, 02/15/27	1,205	1,286,708
Series A, 5.00%, 08/15/26	505	532,475
Series D, 5.00%, 02/15/26	290	302,006
County of Montgomery MD GO 4.00%, 11/01/26	10	10,329
4.00%, 11/01/27	305	319,885
4.00%, 11/01/32 (PR 11/01/24)	4,575	4,601,969
5.00%, 11/01/25	13,110	13,562,583
5.00%, 08/01/27	9,380	10,124,417
5.00%, 11/01/27	705	765,398
Series A, 4.00%, 11/01/31 (PR 11/01/24)	8,840	8,892,111
Series A, 5.00%, 11/01/24	4,850	4,910,237
Series A, 5.00%, 08/01/25	2,335	2,401,996
Series A, 5.00%, 11/01/25 (PR 11/01/24)	235	237,903
Series A, 5.00%, 11/01/26	2,095	2,220,572
Series B, 4.00%, 11/01/24	8,000	8,047,680
Series B, 5.00%, 11/01/24	2,805	2,839,838
Series B, 5.00%, 11/01/25 (Call 11/01/24)	825	834,555
Series C, 5.00%, 10/01/24	10,000	10,107,625
Series C, 5.00%, 10/01/25	1,515	1,564,337
County of Prince George’s MD GO 5.00%, 09/15/25	540	557,035
Series A, 5.00%, 09/15/24	1,195	1,206,005

Security	Par (000)	Value

Maryland (continued)
County of Prince George’s MD GOL 4.00%, 09/01/25 (Call 09/01/24)	$65	$65,351
5.00%, 07/15/25	3,455	3,550,608
5.00%, 07/15/26	11,715	12,326,905
5.00%, 07/15/27	8,500	9,165,060
5.00%, 09/15/27	110	119,071
Series A, 5.00%, 07/15/26	2,510	2,641,104
Series B, 5.00%, 07/15/25	175	179,843
Maryland Stadium Authority RB, 5.00%, 05/01/46 (PR 05/01/26) (ST INTERCEPT)	10,000	10,457,103
Maryland State Transportation Authority RB, 5.00%, 07/01/28	2,000	2,198,609
State of Maryland Department of Transportation RB 4.00%, 09/01/25	3,370	3,420,447
4.00%, 11/01/25 (Call 11/01/24)	1,010	1,016,164
4.00%, 09/01/26	2,610	2,687,447
4.00%, 12/15/27 (Call 03/21/24)	250	250,033
5.00%, 09/01/24	470	474,314
5.00%, 10/01/24	6,880	6,954,439
5.00%, 09/01/25	4,755	4,895,763
5.00%, 10/01/25	6,730	6,941,807
5.00%, 12/01/25	2,690	2,784,966
5.00%, 10/01/26	960	1,014,696
5.00%, 10/01/27 (Call 10/01/26)	10,570	11,181,628
5.00%, 12/01/28	1,725	1,912,863
Series A, 5.00%, 10/01/26	9,545	10,088,823
Series B, 5.00%, 12/01/24	5,725	5,806,298
State of Maryland GO 3.00%, 08/01/27	1,300	1,305,716
4.00%, 06/01/27 (Call 06/01/24)	45	45,014
5.00%, 08/01/27	2,570	2,773,961
5.00%, 03/15/28	10,800	11,827,905
5.00%, 08/01/28	3,535	3,904,231
5.00%, 03/15/29	3,250	3,637,881
First Series, 4.00%, 06/01/25 (Call 06/01/24)	1,180	1,181,486
First Series, 5.00%, 06/01/24	6,100	6,125,890
First Series, 5.00%, 03/15/26	2,010	2,097,318
First Series, 5.00%, 06/01/26 (Call 06/01/24)	475	477,078
First Series, 5.00%, 03/15/27	245	262,141
Second Series, 5.00%, 08/01/27	1,245	1,343,806
Second Series A, 5.00%, 08/01/28	6,695	7,394,294
Second Series B, 5.00%, 08/01/25	3,360	3,455,936
Series A, 5.00%, 03/15/24	1,865	1,865,963
Series A, 5.00%, 03/15/25	11,080	11,303,894
Series A, 5.00%, 08/01/25	590	606,846
Series A, 5.00%, 08/01/26	1,730	1,822,351
Series A, 5.00%, 03/01/27	1,000	1,069,005
Series A, 5.00%, 03/15/27	180	192,593
Series A, 5.00%, 08/01/27	11,350	12,250,761
Series A, 5.00%, 03/15/28	1,565	1,713,951
Series B, 4.00%, 08/01/25	160	162,377
Series B, 5.00%, 08/01/25	2,820	2,900,517
Series B, 5.00%, 08/01/26	4,980	5,245,842
Series C, 3.00%, 08/01/26	19,185	19,244,652
Series C, 5.00%, 08/01/24	1,780	1,793,214
Washington Suburban Sanitary Commission RB 4.00%, 06/01/37 (PR 06/01/24) (GTD)	5,360	5,369,480
4.00%, 06/01/41 (PR 06/01/24) (GTD)	1,000	1,001,769
4.00%, 06/01/42 (PR 06/01/24) (GTD)	2,000	2,003,537
4.00%, 06/01/43 (PR 06/01/24) (GTD)	8,020	8,034,185
4.00%, 06/01/44 (PR 06/01/24) (GTD)	4,100	4,107,252

96	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
5.00%, 06/01/24	$100	$100,402
5.00%, 06/01/24 (GTD)	175	175,807
5.00%, 06/15/24 (GTD)	175	175,944
5.00%, 12/01/24 (GTD)	5,255	5,329,236
5.00%, 06/01/25 (GTD)	1,515	1,552,355
5.00%, 06/15/25 (GTD)	2,500	2,563,821
5.00%, 12/01/25 (GTD)	2,060	2,134,505
5.00%, 06/01/26	6,475	6,792,882
5.00%, 06/01/26 (GTD)	9,610	10,081,790
5.00%, 06/01/27 (GTD)	3,545	3,811,484
5.00%, 12/01/27 (GTD)	120	130,534

		382,476,621

Massachusetts — 4.7%
Boston Water & Sewer Commission RB 3.50%, 11/01/30 (PR 11/01/24)	4,750	4,762,968
3.50%, 11/01/31 (PR 11/01/24)	4,000	4,010,920
3.50%, 11/01/32 (PR 11/01/24)	5,000	5,013,651
3.75%, 11/01/33 (PR 11/01/24)	5,000	5,021,725
3.75%, 11/01/34 (PR 11/01/24)	5,000	5,021,725
3.75%, 11/01/35 (PR 11/01/24)	5,000	5,021,725
City of Boston MA GO 5.00%, 04/01/24	90	90,123
5.00%, 03/01/25	25	25,514
5.00%, 04/01/26	20	20,998
5.00%, 11/01/27	1,000	1,094,468
Series A, 5.00%, 11/01/24	5,000	5,065,705
Series A, 5.00%, 11/01/25	14,320	14,842,683
Series A, 5.00%, 04/01/26 (Call 04/01/25)	4,000	4,096,053
Series A, 5.00%, 11/01/26	13,645	14,549,786
Series D, 5.00%, 03/01/26	200	209,331
Commonwealth of Massachusetts GOL 4.00%, 07/01/26	205	210,680
5.00%, 09/01/24	35	35,321
5.00%, 09/01/25	1,000	1,030,786
5.00%, 09/01/26 (Call 09/01/25)	4,455	4,603,852
5.00%, 07/01/27	8,435	9,083,884
5.00%, 09/01/27	2,430	2,627,155
5.00%, 03/01/28	2,310	2,526,745
5.00%, 05/01/28	2,000	2,195,738
5.00%, 03/01/29	10,000	11,179,401
Series A, 5.00%, 07/01/24	215	216,263
Series A, 5.00%, 03/01/25	9,105	9,283,243
Series A, 5.00%, 07/01/25	15	15,404
Series A, 5.00%, 01/01/26	1,040	1,080,269
Series A, 5.00%, 03/01/26	3,060	3,191,236
Series B, 5.00%, 07/01/24	6,805	6,844,976
Series B, 5.00%, 07/01/25	2,675	2,746,990
Series B, 5.00%, 11/01/25	2,055	2,126,281
Series B, 5.00%, 07/01/26	2,945	3,094,489
Series B, 5.00%, 07/01/27	3,865	4,162,325
Series B, 5.25%, 09/01/24 (AGM)	9,520	9,623,103
Series B, 5.25%, 09/01/25 (AGM)	5,110	5,292,670
Series C, 5.00%, 08/01/24	1,235	1,244,269
Series C, 5.00%, 10/01/24	270	272,921
Series C, 5.00%, 08/01/25	9,405	9,676,164
Series C, 5.00%, 10/01/25	2,240	2,313,297
Series C, 5.00%, 05/01/26	3,830	4,008,352
Series C, 5.00%, 05/01/27	1,965	2,108,026
Series C, 5.00%, 10/01/27	150	162,482
Series D, 5.00%, 04/01/25	2,015	2,058,044
Series D, 5.00%, 07/01/27	2,475	2,665,396

Security	Par (000)	Value

Massachusetts (continued)
Series E, 3.00%, 12/01/25	$385	$384,769
Series E, 3.00%, 12/01/26	500	500,074
Series E, 5.00%, 11/01/24	1,075	1,088,422
Series E, 5.00%, 11/01/25	1,865	1,929,691
Series E, 5.00%, 11/01/25 (AMBAC)	7,430	7,687,721
Series E, 5.00%, 11/01/26	2,560	2,712,089
Series G, 5.00%, 09/01/25	50	51,539
Series H, 5.00%, 12/01/24	2,295	2,327,590
Series HH, 5.00%, 12/01/26	1,195	1,268,636
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25	4,225	4,329,697
Massachusetts Bay Transportation Authority Assessment Revenue RB, Series A, 5.00%, 07/01/25	3,515	3,609,133
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/27 (PR 07/01/25)	1,285	1,318,568
Series A, 5.00%, 07/01/26	6,070	6,386,534
Series A, 5.25%, 07/01/28	9,000	10,028,797
Series A-1, 5.00%, 07/01/24	1,375	1,383,077
Massachusetts Clean Water Trust (The) RB 5.00%, 08/01/24	645	649,841
5.00%, 08/01/25	14,860	15,288,736
5.00%, 02/01/27	8,165	8,731,009
5.00%, 02/01/28	3,105	3,401,791
Series 2017, 5.00%, 08/01/24	245	246,879
Massachusetts Development Finance Agency RB 5.00%, 07/15/24	20	20,132
5.00%, 07/15/27 (Call 07/15/26)	280	295,163
Series A, 5.00%, 10/15/25	11,440	11,846,859
Series A, 5.00%, 10/15/26	12,965	13,740,448
Series U, 5.00%, 07/01/25	1,435	1,473,997
Massachusetts School Building Authority RB 5.00%, 11/15/24	2,005	2,032,333
Series A, 5.00%, 11/15/41 (PR 11/15/25)	4,750	4,909,724
Series A, 5.00%, 11/15/45 (PR 11/15/25)	12,960	13,395,793
Series A, 5.00%, 02/15/49 (PR 02/15/26)	15,360	16,010,981
Series C, 5.00%, 08/15/24	740	746,294
Series C, 5.00%, 08/15/25	265	273,340
Series D, 4.75%, 08/15/32 (PR 08/15/25)	2,285	2,339,419
Massachusetts State College Building Authority RB
Series A, 5.00%, 05/01/38 (PR 05/01/25) (HERBIP)	5,000	5,112,433
Series A, 5.00%, 05/01/41 (PR 05/01/25) (ST HGR ED INTERCEPT PROG)	2,960	3,026,561
Series B, 5.00%, 05/01/44 (PR 05/01/24) (HERBIP) .	3,935	3,945,186
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.00%, 01/01/27	9,900	10,532,225
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/27	4,975	5,301,106
Massachusetts Water Resources Authority 5.00%, 08/01/24	55	55,415
5.00%, 08/01/24 (ETM)	115	115,835
5.00%, 08/01/26	255	268,857
5.00%, 08/01/26 (ETM)	745	783,700
Massachusetts Water Resources Authority RB 5.00%, 08/01/24 (ETM)	105	105,762
5.00%, 08/01/25	1,160	1,193,283
5.00%, 08/01/31 (PR 08/01/24)	2,195	2,211,832
5.00%, 08/01/37 (PR 08/01/26)	1,250	1,317,925
Series B, 5.00%, 08/01/40 (PR 08/01/26)	5,080	5,353,612
Series B, 5.25%, 08/01/25 (AGM)	825	851,496

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.25%, 08/01/28 (AGM)	$11,010	$12,293,758
Series C, 5.00%, 08/01/24	1,440	1,450,866
Series C, 5.00%, 08/01/34 (PR 08/01/26)	10,000	10,538,606
Series C, VRDN, 5.00%, 08/01/40 (PR 08/01/26)	16,155	17,025,118
Series F, 4.00%, 08/01/41 (PR 08/01/24)	6,950	6,974,784
University of Massachusetts Building Authority RB 5.00%, 11/01/27	11,010	11,957,249
Series 1, 5.00%, 11/01/44 (PR 11/01/24)	2,000	2,023,530
Series 2021-1, 5.00%, 11/01/24	175	177,208

		417,552,560

Michigan — 1.1%
Chippewa Valley Schools GO, Series A, 5.00%, 05/01/25 (Q-SBLF)	395	403,429
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/26	640	668,951
Michigan Finance Authority RB 5.00%, 07/01/26 (Call 07/01/24) (AGM)	7,410	7,448,696
5.00%, 07/01/27 (Call 07/01/24) (NPFGC)	2,000	2,007,970
5.00%, 10/01/27 (Call 10/01/26)	10,225	10,749,474
Series C-3, 5.00%, 07/01/24 (AGM)	1,610	1,617,568
Series C-3, 5.00%, 07/01/25 (Call 07/01/24) (AGM)	335	336,667
Michigan State Building Authority RB 5.00%, 10/15/27	785	848,269
5.00%, 10/15/28	2,810	3,101,006
Series I, 5.00%, 04/15/24	560	560,903
Series I, 5.00%, 04/15/25	1,010	1,031,428
Series I, 5.00%, 04/15/26	1,395	1,456,398
Michigan State University RB 5.00%, 08/15/26	2,455	2,578,442
5.00%, 02/15/28	2,400	2,611,158
5.00%, 08/15/28	3,750	4,122,099
State of Michigan RB 5.00%, 03/15/24	4,215	4,217,176
5.00%, 03/15/25	1,565	1,596,624
5.00%, 03/15/26	8,810	9,173,218
5.00%, 03/15/27	7,580	8,085,200
State of Michigan Trunk Line Revenue RB 5.00%, 11/15/28	1,500	1,661,769
Series A, 5.00%, 11/15/24	1,120	1,134,025
Series B, 5.00%, 11/15/28	11,165	12,369,104
University of Michigan RB
Series A, 5.00%, 04/01/24	990	991,228
Series A, 5.00%, 04/01/25	3,555	3,628,666
Series A, 5.00%, 04/01/26	5,290	5,519,907
Series A, 5.00%, 04/01/42 (PR 04/01/27)	5,110	5,466,798
Series B, VRDN, 3.26%, 04/01/28 (Put 02/29/24)(a)	3,300	3,300,000
Series C, VRDN, 4.00%, 04/01/49 (Call 04/01/24)(a)	1,000	1,000,023

		97,686,196

Minnesota — 3.5%
City of Minneapolis MN GO 3.00%, 12/01/24	45	44,854
3.00%, 12/01/27 (Call 12/01/24)	25	24,872
4.00%, 12/01/24	1,665	1,676,418
4.00%, 12/01/26	2,235	2,308,022
County of Hennepin MN GO 5.00%, 12/01/25	3,930	4,069,421
5.00%, 12/15/27	85	92,195
Series B, 5.00%, 12/15/26	1,660	1,762,196
Series C, 5.00%, 12/15/26	5,365	5,695,290

Security	Par (000)	Value

Minnesota (continued)
Metropolitan Council GO 5.00%, 03/01/25	$1,815	$1,850,353
5.00%, 12/01/26	2,780	2,952,062
Series B, 5.00%, 12/01/24	25,070	25,424,156
Series B, 5.00%, 12/01/25	5,215	5,404,514
Series C, 5.00%, 03/01/26	200	208,538
Minnesota Public Facilities Authority State Revolving Fund RB
5.00%, 03/01/24	7,500	7,500,000
5.00%, 03/01/26	1,910	1,987,390
5.00%, 03/01/28	24,110	26,266,900
5.00%, 03/01/29	18,500	20,589,951
State of Minnesota COP, 5.00%, 11/01/28	3,550	3,924,597
State of Minnesota GO 3.00%, 08/01/24	55	54,885
4.00%, 08/01/27 (Call 08/01/26)	3,910	4,026,866
5.00%, 08/01/24	10,210	10,285,795
5.00%, 08/01/25	1,725	1,774,253
5.00%, 08/01/26	5,210	5,486,872
5.00%, 08/01/27	7,750	8,367,690
5.00%, 09/01/27	315	340,776
5.00%, 10/01/27	2,105	2,281,666
5.00%, 08/01/28	45,165	49,922,266
5.00%, 09/01/28	2,900	3,211,537
Series A, 5.00%, 08/01/24	3,050	3,072,642
Series A, 5.00%, 08/01/25	1,950	2,005,677
Series A, 5.00%, 09/01/25	10,000	10,304,904
Series A, 5.00%, 10/01/25	330	340,695
Series A, 5.00%, 08/01/26	3,205	3,375,322
Series A, 5.00%, 09/01/26	14,215	15,001,434
Series A, 5.00%, 08/01/27	45	48,587
Series B, 5.00%, 09/01/24	5,000	5,045,406
Series B, 5.00%, 08/01/25	115	118,284
Series D, 5.00%, 08/01/24	4,330	4,362,144
Series D, 5.00%, 10/01/24	1,630	1,647,450
Series D, 5.00%, 08/01/25	4,420	4,546,201
Series D, 5.00%, 08/01/26	4,715	4,965,567
Series D, 5.00%, 10/01/26	235	248,509
Series D, 5.00%, 08/01/27 (Call 08/01/26)	180	189,828
Series E, 3.00%, 08/01/24	5,040	5,029,475
State of Minnesota RB 5.00%, 03/01/25	25,000	25,472,190
5.00%, 03/01/26	20,000	20,826,148
University of Minnesota RB 5.00%, 08/01/25	55	56,601
5.00%, 10/01/27	20	21,607
Series B, 5.00%, 12/01/25	6,375	6,611,080

		310,824,086

Mississippi — 0.4%
State of Mississippi GO 5.00%, 11/01/32 (PR 11/01/26)	3,185	3,370,855
5.00%, 10/01/33 (PR 10/01/27)	4,005	4,331,147
Series A, 5.00%, 10/01/26	2,645	2,797,052
Series A, 5.00%, 10/01/27	305	329,837
Series A, 5.00%, 10/01/32 (PR 10/01/27)	6,645	7,186,135
Series A, 5.00%, 10/01/34 (PR 10/01/27)	3,040	3,287,562
Series B, 5.00%, 12/01/35 (PR 12/01/26)	1,015	1,075,057
Series B, 5.00%, 11/01/36 (PR 11/01/26)	2,105	2,227,834
Series C, 5.00%, 10/01/24	725	733,218
Series C, 5.00%, 10/01/26 (Call 10/01/25)	205	211,244

98	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi (continued)
Series F, 5.00%, 11/01/32 (PR 11/01/25)	$7,535	$7,788,923

		33,338,864

Missouri — 1.8%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/25	10,000	10,252,052
Metropolitan St Louis Sewer District RB 5.00%, 05/01/29 (PR 05/01/25)	1,300	1,329,233
Series A, 5.00%, 05/01/25	550	562,052
Series A, 5.00%, 05/01/26	3,810	3,980,894
Missouri Highway & Transportation Commission RB 5.00%, 05/01/25	29,220	29,866,987
5.00%, 11/01/25	4,775	4,931,204
5.00%, 05/01/26	27,575	28,859,088
5.00%, 11/01/26	5,230	5,539,332
5.00%, 05/01/27	15,000	16,082,370
Series A, 5.00%, 05/01/24	10,060	10,088,142
Series A, 5.00%, 05/01/26	12,890	13,506,839
Series A, 5.00%, 05/01/26 (Call 05/01/24)	1,575	1,579,153
Missouri State Board of Public Buildings GO, 5.00%, 10/01/27	4,160	4,486,955
Missouri State Board of Public Buildings RB, Series B, 5.00%, 10/01/24	15,000	15,160,579
Park Hill School District of Platte County GO, 3.38%, 03/01/37 (PR 03/01/26) (ST AID DIR DEP)	11,400	11,512,496

		157,737,376

Nebraska — 0.2%
Douglas County School District No. 17/NE GO 4.00%, 06/15/32 (PR 06/15/25)	1,965	1,988,468
4.00%, 06/15/33 (PR 06/15/25)	2,010	2,034,006
4.00%, 06/15/34 (PR 06/15/25)	2,050	2,074,483
4.00%, 06/15/35 (PR 06/15/25)	7,000	7,083,601
Nebraska Public Power District RB 5.00%, 01/01/27	785	833,809
5.00%, 07/01/28 (Call 01/01/28)	2,220	2,413,372
Omaha Public Power District RB 5.00%, 02/01/27 (Call 02/01/26)	1,300	1,351,094
Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,405	3,430,277

		21,209,110

Nevada — 1.1%
Clark County School District GOL 5.00%, 06/15/25	6,875	7,041,773
5.00%, 06/15/27	5,245	5,617,058
Series A, 5.00%, 06/15/24	770	773,588
Series B, 5.00%, 06/15/26	7,835	8,199,141
Series D, 5.00%, 06/15/24	200	200,932
County of Clark Department of Aviation RB 5.00%, 07/01/24	1,615	1,623,171
5.00%, 07/01/26	2,065	2,165,533
County of Clark NV GOL
Series A, 5.00%, 06/01/24	150	150,586
Series A, 5.00%, 11/01/24	1,065	1,077,181
Series B, 5.00%, 11/01/27 (Call 11/01/26)	15,030	15,870,843
County of Clark NV RB, 5.00%, 07/01/26	1,470	1,539,874
County of Washoe NV GOL 5.00%, 07/01/26	5,045	5,290,612
5.00%, 07/01/27	1,535	1,648,009
Las Vegas Valley Water District GOL 5.00%, 06/01/24	3,835	3,851,370
Series A, 5.00%, 06/01/25	13,270	13,592,291

Security	Par (000)	Value

Nevada (continued)
Series A, 5.00%, 06/01/26	$9,825	$10,294,223
Series B, 5.00%, 06/01/24	3,000	3,012,806
State of Nevada GOL 5.00%, 08/01/25	5,030	5,172,915
5.00%, 05/01/26	120	125,485
Series B, 5.00%, 11/01/25 (Call 05/01/25)	50	51,156
Series B, 5.00%, 11/01/26 (Call 05/01/25)	520	531,315
Series D, 5.00%, 04/01/24	2,115	2,117,672
Series D, 5.00%, 04/01/25	135	137,841
Series D, 5.00%, 04/01/27 (Call 04/01/25)	155	158,143
State of Nevada Highway Improvement Revenue RB 5.00%, 12/01/24	3,830	3,884,105
5.00%, 12/01/25	270	279,859

		94,407,482

New Hampshire — 0.2%
State of New Hampshire GO 5.00%, 02/15/27	2,475	2,639,196
Series C, 5.00%, 12/01/25	2,810	2,912,602
Series D, 5.00%, 12/01/24	10,000	10,144,958

		15,696,756

New Jersey — 3.9%
County of Monmouth NJ GO 5.00%, 01/15/25	7,275	7,403,330
5.00%, 01/15/26	7,125	7,411,728
5.00%, 01/15/28	4,620	5,047,204
Series B, 5.00%, 01/15/26	4,000	4,160,970
Monmouth County Improvement Authority (The) RB,
Series B, 5.00%, 12/01/24 (GTD)	1,500	1,521,190
New Jersey Economic Development Authority 5.00%, 11/01/27	1,235	1,325,719
5.25%, 06/15/27 (Call 06/15/25)	1,065	1,090,756
5.25%, 06/15/27 (PR 06/15/25)	1,235	1,269,767
5.50%, 06/15/32 (PR 12/15/26)	5,000	5,366,363
New Jersey Economic Development Authority RB 5.00%, 06/15/26	3,875	4,041,997
5.00%, 03/01/28	6,035	6,528,143
5.00%, 06/15/28	6,930	7,527,951
5.00%, 06/15/31 (PR 06/15/27)	1,500	1,613,076
5.00%, 06/15/32 (PR 06/15/27)	1,000	1,075,384
Series B, 5.00%, 11/01/25	5,700	5,871,235
Series B, 5.00%, 11/01/26 (SAP)	2,940	3,091,057
Series BBB, 5.50%, 06/15/30 (PR 12/15/26)	13,160	14,124,269
Series D, 5.00%, 06/15/25	1,000	1,022,120
Series N-1, 5.50%, 09/01/24 (AMBAC)	5,850	5,909,460
Series N-1, 5.50%, 09/01/25 (AGM)	3,475	3,598,120
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	1,525	1,567,931
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	715	723,078
Series XX, 5.00%, 06/15/25	13,250	13,543,087
New Jersey Educational Facilities Authority RB 5.00%, 07/01/25	1,640	1,684,999
5.00%, 07/01/26	2,045	2,155,904
5.00%, 03/01/27	19,560	20,950,571
5.00%, 03/01/29	4,800	5,385,287
Series A, 5.00%, 07/01/25	4,565	4,690,258
Series B, 5.00%, 07/01/25	2,290	2,352,835
Series B, 5.00%, 07/01/26	355	374,252
Series C, 5.00%, 03/01/24	450	450,000
Series C, 5.00%, 03/01/26	6,770	7,065,705
New Jersey Transportation Trust Fund Authority RB 0.00%, 12/15/27 (BHAC-CR MBIA)(b)	15,925	14,207,255

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
5.00%, 06/15/24	$5,000	$5,020,759
5.00%, 12/15/24	17,940	18,167,129
5.00%, 12/15/25	6,130	6,330,341
5.00%, 06/15/28	4,920	5,349,488
5.00%, 12/15/28	1,000	1,098,029
Series A, 0.00%, 12/15/26(b)	765	699,487
Series A, 5.00%, 06/15/24	13,080	13,135,780
Series A, 5.00%, 12/15/24	2,125	2,151,796
Series A, 5.00%, 06/15/25	4,125	4,215,654
Series A, 5.00%, 06/15/26	1,055	1,100,466
Series A, 5.00%, 12/15/26	2,085	2,197,862
Series A, 5.00%, 12/15/27	3,500	3,766,596
Series A, 5.00%, 06/15/28 (Call 06/15/26)	3,700	3,863,964
Series A, 5.00%, 12/15/28	3,505	3,848,590
Series A-1, 5.00%, 06/15/24	4,645	4,664,678
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	1,325	1,385,875
Series AA, 5.00%, 06/15/24	15,000	15,063,591
Series B, 5.00%, 06/15/27	5,755	6,130,083
Series C, 0.00%, 12/15/24 (AMBAC)(b)	1,175	1,143,577
Series C, 0.00%, 12/15/25 (AMBAC)(b)	17,240	16,253,882
Series C, 0.00%, 12/15/26 (AMBAC)(b)	975	892,724
Series D, 5.00%, 12/15/24	610	617,723
New Jersey Turnpike Authority RB 5.00%, 01/01/25	4,525	4,596,786
5.00%, 01/01/27	2,950	3,135,904
Series C, 5.00%, 01/01/25	3,195	3,245,687
Series C-2, 5.50%, 01/01/25 (AMBAC)	3,540	3,610,459
State of New Jersey GO 2.00%, 06/01/24	4,810	4,783,678
5.00%, 06/01/26 (PR 06/01/25)	420	429,425
5.00%, 06/01/32 (PR 06/01/25)	2,355	2,407,849
Series A, 5.00%, 06/01/24	3,640	3,653,762
Series A, 5.00%, 06/01/26	18,670	19,532,603
Series A, 5.00%, 06/01/27	11,940	12,787,530
Series A, 5.00%, 06/01/28	11,150	12,207,453

		351,640,211

New Mexico — 0.7%
New Mexico Finance Authority RB 5.00%, 06/15/26	2,970	3,117,577
5.00%, 06/15/27 (Call 06/15/24)	5,245	5,264,853
Series A, 5.00%, 06/15/24	6,730	6,762,462
Series A, 5.00%, 06/15/25	2,485	2,547,174
Series A, 5.00%, 06/15/26	2,365	2,480,261
Series E, 5.00%, 06/15/24	1,845	1,854,066
State of New Mexico GO 5.00%, 03/01/24	225	225,000
5.00%, 03/01/26	700	729,191
5.50%, 03/01/28	5,275	5,858,926
Series A, 5.00%, 03/01/24	1,050	1,050,000
Series B, 5.00%, 03/01/24	650	650,000
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/24	4,800	4,827,258
5.00%, 07/01/25	4,765	4,886,344
5.00%, 07/01/26	15,000	15,737,178
Series A, 5.00%, 07/01/26	5,085	5,334,903

		61,325,193

Security	Par (000)	Value

New York — 12.7%
Battery Park City Authority RB 5.00%, 11/01/28	$2,000	$2,231,515
Series D-2, VRDN, 3.30%, 11/01/38 (Put 02/29/24)(a).	1,970	1,970,000
City of New York GO 3.00%, 08/01/26	90	89,823
5.00%, 06/01/24	1,200	1,205,298
5.00%, 08/01/26	11,445	11,982,268
5.00%, 09/01/26	1,245	1,305,896
5.00%, 08/01/27	7,040	7,539,209
5.00%, 11/01/27	16,000	17,219,755
5.00%, 03/01/28	1,750	1,902,786
5.00%, 04/01/28	2,035	2,216,857
5.00%, 08/01/28	9,925	10,887,701
5.00%, 10/01/28	1,125	1,238,443
5.00%, 03/01/29	2,750	3,052,022
5.00%, 04/01/29	4,140	4,602,855
VRDN, 3.65%, 03/01/48 (Put 02/29/24)(a)	10,000	10,000,000
VRDN, 3.65%, 09/01/49 (Put 02/29/24)(a)	8,500	8,500,000
VRDN, 3.78%, 12/01/47 (Put 02/29/24)(a)	20,000	20,000,000
Series 1, 5.00%, 08/01/24	850	856,553
Series 1, 5.00%, 08/01/25	895	918,805
Series 1, 5.00%, 08/01/26	2,480	2,596,420
Series A, 5.00%, 08/01/24	1,965	1,980,149
Series A, 5.00%, 08/01/25	1,365	1,401,306
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,670	1,682,467
Series A, 5.00%, 08/01/26	1,540	1,612,293
Series A, 5.00%, 08/01/27	335	358,755
Series A-1, 5.00%, 08/01/24	7,470	7,527,588
Series A-1, 5.00%, 08/01/25	2,360	2,422,771
Series A-1, 5.00%, 08/01/26	3,630	3,800,405
Series A-1, 5.00%, 08/01/27	12,680	13,579,143
Series B-1, 5.00%, 08/01/24	1,910	1,924,725
Series B-1, 5.00%, 08/01/25	15,420	15,830,141
Series B-1, 5.00%, 10/01/25	675	695,401
Series B-1, 5.00%, 08/01/26	145	151,807
Series B-1, 5.00%, 08/01/27	3,610	3,865,986
Series C, 5.00%, 08/01/24	14,730	14,843,556
Series C, 5.00%, 08/01/25	7,710	7,915,070
Series C, 5.00%, 08/01/26	3,360	3,517,730
Series C-1, 5.00%, 08/01/24	5,345	5,386,206
Series C-1, 5.00%, 08/01/25	6,135	6,298,179
Series E, 5.00%, 08/01/24	2,660	2,680,507
Series E, 5.00%, 08/01/25	7,550	7,750,815
Series E, 5.00%, 08/01/26	2,645	2,769,165
Series F-1, 4.00%, 03/01/25	7,200	7,266,891
Series F-1, 5.00%, 06/01/25	995	1,018,553
Series F-1, 5.00%, 03/01/26	4,025	4,184,914
Series F-1, 5.00%, 03/01/27	2,710	2,876,907
Series J, 5.00%, 08/01/24	585	589,510
Series J, 5.00%, 08/01/26	720	753,799
Series J-10, 5.00%, 08/01/26	830	868,963
Series J-4, 5.00%, 08/01/24	1,825	1,839,069
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/25	1,820	1,854,545
Series A, 5.00%, 02/15/26	520	542,132
Series A, 5.00%, 02/15/27	10,005	10,692,228
Long Island Power Authority RB 0.00%, 12/01/26 (AGM)(b)	1,500	1,362,662
1.00%, 09/01/25 (Call 04/01/24)	8,075	7,688,736
5.00%, 09/01/28	3,340	3,694,310
Series A, 5.00%, 09/01/26	810	854,612

100	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 09/01/27	$1,800	$1,945,415
Series B, VRDN, 0.85%, 09/01/50 (Put 03/01/25)(a)	7,000	6,683,128
Series B, VRDN, 1.50%, 09/01/51 (Put 03/01/26)(a)	390	367,541
Series B, VRDN, 1.65%, 09/01/49 (Put 04/01/24)(a)	1,425	1,407,401
Metropolitan Transportation Authority RB 5.00%, 11/15/26	12,795	13,472,578
Series A-1, 5.00%, 11/15/24	2,000	2,024,363
Series A2, 5.00%, 11/15/25	4,850	5,006,353
Series B, 5.00%, 11/15/24	1,600	1,619,516
Series B, 5.00%, 11/15/25	2,275	2,348,286
Series C, 5.00%, 11/15/25 (PR 11/15/24)	2,175	2,202,231
Series C-1, 5.00%, 11/15/24	13,600	13,765,671
Series C-1, 5.00%, 11/15/25	3,530	3,643,799
Series C-1, 5.00%, 11/15/26	9,430	9,929,786
Series D, 5.00%, 11/15/27 (Call 11/15/26)	1,300	1,365,007
Series D-1, VRDN, 5.00%, 11/15/34 (Put 11/15/24)(a) .	5,000	5,021,714
Series F, 5.00%, 11/15/24	1,000	1,012,182
Series F, 5.00%, 11/15/25	1,880	1,940,607
New York City Municipal Water Finance Authority RB 5.00%, 06/15/25	705	723,625
5.00%, 06/15/26 (PR 06/15/25)	55	56,412
5.00%, 06/15/27 (Call 06/15/25)	10	10,248
5.00%, 06/15/27 (Call 12/15/25)	145	150,212
VRDN, 3.65%, 06/15/49 (Put 02/29/24)(a)	10,000	10,000,000
VRDN, 3.78%, 06/15/53 (Put 02/29/24)(a)	13,570	13,570,000
Series AA1, VRDN, 3.75%, 06/15/50 (Put 02/29/24)(a)	26,100	26,100,000
Series BB2, 4.00%, 06/15/24	2,080	2,084,945
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	935	947,226
Series CC-2, 5.00%, 06/15/25	860	882,720
Series CC-2, 5.00%, 06/15/27 (Call 12/15/25)	4,300	4,454,551
Series DD, 5.00%, 06/15/25	8,130	8,344,786
Series DD, VRDN, 3.65%, 06/15/43 (Put 02/29/24)(a) .	15,000	15,000,000
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 08/01/25	550	557,315
5.00%, 05/01/24	3,405	3,414,361
5.00%, 07/15/24 (SAW)	150	150,913
5.00%, 08/01/24	275	277,053
5.00%, 07/15/25 (SAW)	125	128,256
5.00%, 08/01/25	1,185	1,217,223
5.00%, 11/01/25	1,510	1,561,436
5.00%, 07/15/26 (SAW)	470	494,329
5.00%, 07/15/26 (ETM) (SAW)	1,565	1,640,967
5.00%, 08/01/26	780	819,453
5.00%, 07/15/27 (SAW)	125	134,780
5.00%, 07/15/27 (Call 07/15/25) (SAW)	170	174,411
5.00%, 11/01/28	12,670	14,036,296
Series B-1, 5.00%, 07/15/27 (SAW)	280	301,908
Series S, 4.00%, 07/15/24 (SAW)	310	310,877
Series S-1, 5.00%, 07/15/25 (SAW)	135	138,647
Series S-3, 5.00%, 07/15/24 (SAW)	1,485	1,494,035
Series S-3, 5.00%, 07/15/25 (SAW)	1,285	1,318,473
Series S-3, 5.00%, 07/15/27 (SAW)	205	221,040
Series S-4A, 5.00%, 07/15/27 (SAW)	150	161,736
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/24	480	481,320
5.00%, 11/01/24	17,170	17,383,250
5.00%, 02/01/25	340	346,000
5.00%, 08/01/25	2,120	2,180,827

Security	Par (000)	Value

New York (continued)
5.00%, 11/01/25	$9,750	$10,084,983
5.00%, 05/01/26	2,700	2,823,996
5.00%, 08/01/26	350	367,430
5.00%, 11/01/26	32,810	34,733,237
5.00%, 11/01/26 (Call 05/01/24)	6,800	6,816,292
5.00%, 08/01/27	3,020	3,252,503
5.00%, 11/01/27	32,480	35,179,750
5.00%, 11/01/28	5,560	6,159,574
VRDN, 3.72%, 08/01/41 (Put 02/29/24)(a)	4,420	4,420,000
Series A-1, 5.00%, 08/01/24	2,055	2,070,339
Series A-1, 5.00%, 11/01/25	3,180	3,289,256
Series A-1, 5.00%, 11/01/26	10,545	11,163,121
Series A-4, VRDN, 3.75%, 08/01/45 (Put 03/01/24)(a) .	15,000	15,000,000
Series C, 5.00%, 11/01/24	350	354,347
Series C, 5.00%, 11/01/25	1,450	1,499,818
Series C, 5.00%, 11/01/25 (Call 05/01/25)	995	1,016,861
Series C, 5.00%, 11/01/26	525	555,774
Series C, 5.00%, 11/01/26 (Call 05/01/25)	1,600	1,633,228
Series C, 5.00%, 11/01/26 (Call 11/01/25)	3,475	3,582,981
Series C-4, VRDN, 3.75%, 11/01/36(a)	7,580	7,580,000
New York City Transitional Finance Authority RB, 5.00%, 05/01/28	4,000	4,383,187
New York Power Authority RB 5.00%, 11/15/24 (AGM)	1,475	1,494,801
5.00%, 11/15/25 (AGM)	1,450	1,502,146
New York State Dormitory Authority RB 5.00%, 03/15/25	5,755	5,877,862
5.00%, 09/15/25	1,135	1,170,804
5.00%, 10/01/25	2,240	2,315,400
5.00%, 02/15/26	3,735	3,897,386
5.00%, 02/15/26 (ETM)	1,495	1,556,185
5.00%, 03/15/26	30	31,279
5.00%, 03/15/26 (ETM)	265	276,312
5.00%, 02/15/27	220	234,660
5.00%, 02/15/27 (ETM)	4,595	4,902,706
5.00%, 03/15/28	46,375	50,695,656
5.00%, 03/15/29	11,630	12,994,668
Series 1, 5.00%, 03/15/25	1,900	1,938,034
Series 2015, 5.00%, 03/15/26 (PR 09/15/25)	1,340	1,382,907
Series A, 5.00%, 03/15/24	14,495	14,502,882
Series A, 5.00%, 07/01/24	2,010	2,021,742
Series A, 5.00%, 10/01/24 (SAW)	510	515,197
Series A, 5.00%, 02/15/25	485	494,316
Series A, 5.00%, 03/15/25	11,465	11,709,013
Series A, 5.00%, 03/15/25 (PR 03/15/24)	310	310,165
Series A, 5.00%, 03/15/26	5,780	6,027,760
Series A, 5.00%, 03/15/26 (PR 03/15/25)	2,045	2,088,658
Series A, 5.00%, 03/15/27	15,300	16,391,448
Series A, 5.00%, 03/15/28 (Call 09/15/26)	1,210	1,274,914
Series A, 5.00%, 02/15/29 (Call 02/15/27)	10,000	10,610,583
Series B, 5.00%, 02/15/25	280	285,443
Series C, 5.00%, 03/15/24	6,905	6,908,771
Series C, 5.00%, 03/15/25	2,295	2,342,350
Series C, 5.00%, 03/15/25 (PR 03/15/24)	905	905,501
Series C, 5.00%, 03/15/26	525	548,257
Series C, 5.00%, 03/15/27	4,625	4,952,295
Series D, 5.00%, 02/15/25	7,040	7,172,165
Series D, 5.00%, 02/15/26	1,935	2,013,615
Series E, 5.00%, 03/15/24	2,795	2,796,547
Series E, 5.00%, 02/15/25	2,850	2,905,401
Series E, 5.00%, 03/15/25	300	306,405

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series E, 5.00%, 03/15/26	$14,425	$15,042,085
Series E, 5.00%, 03/15/26 (PR 09/15/25)	3,095	3,197,397
New York State Environmental Facilities Corp. RB 4.00%, 06/15/26	25	25,743
5.00%, 06/15/24	425	427,220
5.00%, 06/15/25	2,090	2,146,014
5.00%, 09/15/25 (Call 03/15/25)	1,590	1,625,312
5.00%, 06/15/26 (Call 06/15/24)	415	416,875
5.00%, 06/15/27	7,245	7,815,693
New York State Thruway Authority RB 5.00%, 01/01/27 (Call 01/01/26)	500	517,415
5.00%, 01/01/29	3,710	4,121,491
Series A-1, 5.00%, 03/15/25	4,935	5,030,258
Series A-1, 5.00%, 03/15/26	5,140	5,359,149
Series J, 5.00%, 01/01/25 (Call 05/14/24)	2,620	2,628,143
Series L, 5.00%, 01/01/26	1,300	1,350,101
New York State Urban Development Corp. RB 5.00%, 03/15/24	5,235	5,237,719
5.00%, 03/15/25	6,870	7,009,210
5.00%, 03/15/25 (ETM)	25	25,483
5.00%, 03/15/25 (PR 03/15/24)	130	130,064
5.00%, 03/15/26	30,255	31,545,776
5.00%, 03/15/27	4,020	4,297,612
5.00%, 09/15/27	12,595	13,620,364
5.00%, 09/15/27 (ETM)	12,535	13,562,758
5.00%, 09/15/28	33,000	36,487,542
5.00%, 03/15/29	190	212,295
Series A, 5.00%, 03/15/24	8,270	8,274,295
Series A, 5.00%, 03/15/25	940	959,068
Series A, 5.00%, 03/15/28 (PR 03/15/27)	2,615	2,796,897
Series A-2, 5.50%, 03/15/24 (NPFGC)	3,835	3,837,568
Series C-1, 5.00%, 03/15/26	1,100	1,146,900
Series C-1, 5.00%, 03/15/27	11,400	12,187,258
Series E, 5.00%, 03/15/24	4,110	4,111,569
Series E, 5.00%, 03/15/25	5,175	5,280,101
Series E, 5.00%, 03/15/26	10,000	10,426,359
Port Authority of New York & New Jersey RB 4.00%, 12/01/25	355	361,670
4.00%, 12/01/26	415	429,226
4.00%, 12/01/27	665	697,112
4.00%, 12/01/28	1,500	1,594,009
5.00%, 11/15/26	580	614,751
5.00%, 07/15/27	510	549,050
5.00%, 10/15/27 (Call 10/15/25)	345	355,984
5.00%, 12/01/28	5,835	6,478,731
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	215	219,851
Series 194, 5.00%, 10/15/25	1,050	1,084,817
Series 195, 5.00%, 10/15/26 (Call 10/15/25)	270	278,812
Series 205, 5.00%, 11/15/24	710	719,383
Series 205, 5.00%, 11/15/25	1,220	1,262,846
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/24	1,320	1,335,310
Series A, 5.00%, 10/15/25 (PR 10/15/24)	375	379,349
Triborough Bridge & Tunnel Authority RB 4.00%, 05/15/26	5,000	5,128,614
5.00%, 08/15/24	10,000	10,074,801
5.00%, 11/15/24	200	202,949
5.00%, 11/15/27	9,000	9,766,718
5.00%, 11/15/27 (Call 08/15/27)	11,600	12,520,550
5.00%, 05/15/28	3,500	3,841,476
5.00%, 11/15/28	1,475	1,637,061

Security	Par (000)	Value

New York (continued)
5.00%, 11/15/28 (Call 08/15/28)	$5,000	$5,493,500
Series A, 5.00%, 11/15/24	675	683,874
Series A, 5.00%, 11/01/25	2,480	2,562,351
Series A-2, VRDN, 2.00%, 05/15/45 (Put 05/15/24)(a) .	1,925	1,915,339
Series A-2, VRDN, 2.00%, 05/15/45 (Put 05/15/26)(a) .	1,950	1,870,538
Series B, 5.00%, 11/15/25	4,410	4,565,621
Series B-2, VRDN, 5.00%, 05/15/50 (Put 05/15/26)(a).	2,000	2,069,528
Series C 1A, 5.00%, 05/15/25	3,500	3,584,555
Series C-1, 5.00%, 11/15/25	5,530	5,725,144
Series C-1, 5.00%, 11/15/26	4,950	5,245,253
Series C-1B, VRDN, 5.00%, 05/15/51 (Put 05/15/26)(a)	2,500	2,586,910
Utility Debt Securitization Authority RB 5.00%, 12/15/26 (Call 12/15/24)	5,000	5,075,848
5.00%, 12/15/27 (Call 12/15/25)	3,500	3,632,970
5.00%, 12/15/28 (Call 06/15/26)	1,565	1,640,333
5.00%, 12/15/28 (Call 12/15/26)	3,000	3,187,179
Series A, 5.00%, 06/15/28 (Call 06/15/26)	4,965	5,203,997

		1,138,172,066

North Carolina — 3.0%
City of Charlotte NC COP, Series B, 5.00%, 12/01/25	2,305	2,387,171
City of Charlotte NC GO
Series A, 5.00%, 07/01/24	420	422,536
Series A, 5.00%, 06/01/26	1,455	1,526,431
City of Charlotte NC Water & Sewer System Revenue RB 5.00%, 07/01/24	225	226,314
5.00%, 07/01/27 (Call 07/01/25)	1,500	1,538,226
City of Greensboro NC GO 5.00%, 10/01/24	560	566,059
5.00%, 10/01/28	2,360	2,616,234
City of Raleigh NC GO 5.00%, 09/01/26	3,095	3,266,995
Series A, 5.00%, 09/01/25	270	278,073
City of Raleigh NC RB, 5.00%, 06/01/25	125	128,036
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/26	5,045	5,291,554
County of Forsyth NC GO, 4.00%, 03/01/26	130	132,870
County of Guilford NC GO 5.00%, 03/01/24	4,410	4,410,000
5.00%, 03/01/25	5,030	5,125,499
5.00%, 05/01/26	70	73,290
Series B, 5.00%, 05/01/27	1,500	1,609,652
County of Guilford North Carolina GO, 5.00%, 03/01/27	1,000	1,069,005
County of Johnston NC GO, 4.00%, 02/01/26	20	20,417
County of Mecklenburg NC GO 5.00%, 03/01/24	1,600	1,600,000
5.00%, 04/01/25	40	40,850
5.00%, 03/01/26	1,150	1,199,321
5.00%, 12/01/26	1,780	1,890,655
5.00%, 04/01/28 (Call 04/01/25)	5,000	5,107,008
Series A, 5.00%, 12/01/24	835	847,104
Series A, 5.00%, 04/01/27	55	58,908
County of Wake NC GO 5.00%, 04/01/24	11,020	11,034,428
5.00%, 03/01/26	80	83,431
5.00%, 04/01/26	5,845	6,107,610
5.00%, 04/01/27	1,245	1,333,454
5.00%, 05/01/27	10,615	11,390,972
5.00%, 05/01/28	2,515	2,762,184

102	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
Series A, 5.00%, 03/01/24	$7,170	$7,170,000
Series A, 5.00%, 03/01/25	360	367,154
Series A, 5.00%, 02/01/27	10,725	11,440,481
Series A, 5.00%, 03/01/27	2,625	2,806,138
Series C, 5.00%, 03/01/24	4,020	4,020,000
Series C, 5.00%, 03/01/25	2,635	2,687,362
County of Wake NC RB, 5.00%, 03/01/26	1,675	1,745,182
North Carolina Capital Facilities Finance Agency RB
Series B, 5.00%, 10/01/41 (PR 10/01/25)	1,480	1,523,579
Series B, 5.00%, 10/01/55 (PR 10/01/25)	14,305	14,726,218
North Carolina Municipal Power Agency No. 1 RB
Series A, 5.00%, 01/01/26	625	645,139
Series A, 5.00%, 01/01/27 (Call 01/01/26)	1,845	1,908,719
North Carolina Turnpike Authority RB, 5.00%, 01/01/25 .	1,000	1,012,754
State of North Carolina GO 5.00%, 06/01/24	7,805	7,838,316
5.00%, 06/01/28	10,335	11,358,764
Series A, 5.00%, 06/01/25	1,320	1,352,547
Series A, 5.00%, 06/01/26	23,500	24,648,469
Series A, 5.00%, 06/01/27	2,235	2,402,288
Series B, 5.00%, 06/01/24	19,450	19,533,024
Series B, 5.00%, 06/01/25	1,395	1,429,397
Series B, 5.00%, 06/01/27	9,760	10,490,526
State of North Carolina RB 4.00%, 05/01/24	1,925	1,927,262
5.00%, 03/01/24	1,805	1,805,000
5.00%, 05/01/24	9,670	9,696,430
5.00%, 03/01/25	4,880	4,971,211
5.00%, 05/01/25 (Call 05/01/24)	5,000	5,015,463
5.00%, 03/01/26	1,815	1,888,899
5.00%, 05/01/26	340	355,833
5.00%, 05/01/27	210	225,153
5.00%, 05/01/28	2,650	2,904,959
Series A, 5.00%, 05/01/24	3,395	3,404,279
Series A, 5.00%, 05/01/26	435	455,257
Series B, 5.00%, 05/01/24	495	496,353
Series B, 5.00%, 06/01/24	6,020	6,045,550
Series B, 5.00%, 05/01/25	10,605	10,845,911
Series B, 5.00%, 06/01/25	3,535	3,621,727
Series B, 5.00%, 05/01/27	875	938,138
Series B, 5.00%, 05/01/28 (Call 05/01/27)	3,830	4,104,917
Series C, 5.00%, 05/01/24	730	731,995
Series C, 5.00%, 05/01/26 (Call 05/01/24)	535	536,350
Series C, 5.00%, 05/01/27 (Call 05/01/24)	120	120,304
Town of Cary North Carolina GO, 5.00%, 09/01/26	4,590	4,845,075
University of North Carolina at Charlotte (The) RB, 5.00%, 04/01/28 (PR 04/01/25)	1,375	1,403,492

		269,589,902

Ohio — 2.5%
American Municipal Power Inc. RB, 5.00%, 02/15/25	1,605	1,631,693
Cincinnati City School District COP, 5.00%, 12/15/29 (PR 12/15/24)	1,550	1,570,632
City of Columbus OH GO 4.00%, 04/01/27	155	161,179
5.00%, 04/01/25	4,760	4,861,176
5.00%, 04/01/26	930	970,635
5.00%, 04/01/27	820	877,757
5.00%, 07/01/27 (Call 07/01/26)	815	855,478
5.00%, 08/15/28	7,040	7,763,443
Series 1, 5.00%, 07/01/25	820	841,960
Series 1, 5.00%, 07/01/26	1,570	1,648,244

Security	Par (000)	Value

Ohio (continued)
Series 2017-1, 5.00%, 04/01/24	$9,340	$9,351,943
Series 3, 5.00%, 02/15/27	5,195	5,545,736
Series A, 4.00%, 04/01/25	265	267,851
Series A, 5.00%, 07/01/24	130	130,759
Series A, 5.00%, 04/01/25	3,015	3,079,085
Series A, 5.00%, 04/01/26	3,070	3,204,139
Series A, 5.00%, 04/01/27	3,000	3,211,306
City of Columbus OH GOL, 5.00%, 04/01/28	1,680	1,837,610
County of Cuyahoga Ohio Sales Tax Revenue RB, 5.00%, 12/01/32 (PR 12/01/24)	3,390	3,436,639
County of Hamilton OH Sewer System Revenue RB,
Series A, 5.00%, 12/01/25	1,295	1,341,165
Northeast Ohio Regional Sewer District RB 4.00%, 11/15/49 (PR 11/15/24)	4,525	4,548,863
5.00%, 11/15/31 (PR 11/15/24)	1,200	1,214,525
5.00%, 11/15/32 (PR 11/15/24)	2,640	2,671,955
5.00%, 11/15/39 (PR 11/15/24)	2,240	2,267,113
5.00%, 11/15/49 (PR 11/15/24)	1,655	1,675,032
Ohio State University (The) RB 5.00%, 12/01/25	1,700	1,763,543
5.00%, 12/01/26	905	957,319
Ohio Water Development Authority RB 5.00%, 06/01/24	185	185,790
5.00%, 06/01/25	1,500	1,536,616
5.00%, 06/01/26	1,970	2,064,083
5.00%, 06/01/27 (Call 12/01/26)	150	158,645
5.00%, 06/01/28 (Call 03/01/28)	8,745	9,537,388
5.00%, 12/01/28	2,000	2,219,700
Series A, 5.00%, 06/01/25	1,650	1,690,277
Series B, 5.00%, 12/01/24	1,020	1,034,409
Ohio Water Development Authority Water Pollution Control Loan Fund RB 5.00%, 06/01/27	165	177,084
Series 2015A, 5.00%, 06/01/24	430	431,836
Series 2015-A, 5.00%, 12/01/24	1,690	1,713,874
Series 2015-A, 5.00%, 12/01/25	2,605	2,698,316
Princeton City School District GO 4.00%, 12/01/31 (PR 12/01/24)	3,255	3,273,744
4.00%, 12/01/32 (PR 12/01/24)	3,000	3,017,276
4.00%, 12/01/33 (PR 12/01/24)	4,125	4,148,754
4.00%, 12/01/34 (PR 12/01/24)	2,100	2,112,093
State of Ohio GO 4.00%, 06/15/25	3,375	3,418,655
4.00%, 06/15/26	2,800	2,875,022
5.00%, 05/01/24	75	75,207
5.00%, 06/15/24	1,615	1,623,118
5.00%, 08/01/25	7,325	7,532,098
5.00%, 08/01/25 (ETM)	20	20,560
5.00%, 09/15/25	3,370	3,474,773
5.00%, 03/01/26	45	46,894
5.00%, 05/01/26 (PR 05/01/25)	8,755	8,951,871
5.00%, 08/01/26	5,685	5,983,035
5.00%, 11/01/26 (PR 05/01/25)	5,000	5,114,734
5.00%, 03/01/27	1,870	1,997,369
5.00%, 03/15/27 (Call 03/15/24)	3,335	3,336,575
5.00%, 05/01/27 (PR 05/01/25)	9,815	10,035,707
5.00%, 06/15/27	405	435,444
5.00%, 03/01/28	2,155	2,355,486
5.00%, 05/01/28 (PR 05/01/24)	5,255	5,268,603
Series A, 5.00%, 09/01/24	105	105,959
Series A, 5.00%, 09/15/24	340	343,364

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Series A, 5.00%, 12/15/24	$6,705	$6,805,142
Series A, 5.00%, 05/01/25	1,420	1,452,258
Series A, 5.00%, 09/15/25	585	603,188
Series A, 5.00%, 05/01/26	6,215	6,505,747
Series A, 5.00%, 06/15/26	280	293,963
Series A, 5.00%, 02/01/38 (PR 02/01/26)	8,020	8,347,127
Series B, 5.00%, 08/01/24	2,110	2,125,836
Series B, 5.00%, 09/15/24	1,080	1,090,686
Series B, 5.00%, 09/15/25	6,030	6,217,472
Series B, 5.00%, 09/15/26	680	718,315
Series C, 5.00%, 08/01/25	3,250	3,341,887
Series C, 5.00%, 03/15/26	3,200	3,337,724
Series C, 5.00%, 08/01/26	235	247,488
Series C, 5.00%, 08/01/27	35	37,742
Series U, 5.00%, 05/01/25	2,665	2,725,540
Series U, 5.00%, 05/01/26	9,160	9,588,519
Series U, 5.00%, 05/01/27	255	273,400
Serise A, 5.00%, 06/15/24	75	75,377
State of Ohio RB 5.00%, 12/15/25	145	150,304
5.00%, 12/15/26	75	79,617
5.00%, 10/01/28	1,100	1,211,421
Series A, 5.00%, 04/01/26	225	234,369
Upper Arlington City School District GO, Series A, 5.00%, 12/01/48 (PR 12/01/27)	4,125	4,477,895

		226,622,156

Oklahoma — 0.2%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/27 (Call 12/01/26)	295	310,744
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/25	2,465	2,522,923
Oklahoma Municipal Power Authority RB, Series A, 5.00%, 01/01/26 (AGM)	6,000	6,206,292
Oklahoma Turnpike Authority RB 5.00%, 01/01/26	810	841,364
5.00%, 01/01/28	5,060	5,480,370
Oklahoma Water Resources Board RB 5.00%, 04/01/24	125	125,153
5.00%, 04/01/24 (OK CERF)	250	250,306
5.00%, 04/01/25	140	142,797
5.00%, 04/01/26 (OK CERF)	575	600,005

		16,479,954

Oregon — 1.9%
City of Portland OR GOL, Series A, 5.00%, 06/01/26	2,665	2,795,241
City of Portland OR Sewer System Revenue RB,
Series A, 5.00%, 06/01/26 (Call 06/01/25)	5,350	5,482,910
City of Portland OR Water System Revenue RB,
Series B, 5.00%, 05/01/26	600	627,426
Clackamas & Washington Counties School District No. 3 GO, 5.00%, 06/15/29 (PR 06/15/25) (GTD)	1,200	1,230,043
Multnomah County School District No. 1 Portland/OR GO 5.00%, 06/15/24 (GTD)	13,600	13,667,211
5.00%, 06/15/25 (GTD)	11,300	11,588,470
5.00%, 06/15/28 (GTD)	15,090	16,579,845
Multnomah County School District No. 7 Reynolds, 0.00%, 06/15/36 (PR 06/15/25) (GTD)(b)	8,500	5,028,137
Oregon State Lottery RB 5.00%, 04/01/26 (Call 04/01/24)	1,700	1,702,304
Series A, 5.00%, 04/01/26 (Call 04/01/25) (MO)	1,575	1,606,131

Security	Par (000)	Value

Oregon (continued)
Series C, 5.00%, 04/01/24	$4,720	$4,725,855
Series D, 5.00%, 04/01/26 (Call 04/01/25) (MO)	5,595	5,705,588
Portland Community College District GO 5.00%, 06/15/25	1,615	1,655,612
5.00%, 06/15/27 (Call 06/15/26)	175	183,491
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/24	1,065	1,078,632
Series A, 5.00%, 11/15/25	690	713,768
Series A, 5.00%, 11/15/25 (Call 11/15/24)	835	846,153
Series A, 5.00%, 11/15/26	1,080	1,144,129
Series A, 5.00%, 11/15/29 (PR 11/15/24)	1,705	1,727,292
Series A, 5.00%, 11/15/30 (PR 11/15/24)	2,340	2,370,595
Series A, 5.00%, 11/15/31 (PR 11/15/24)	2,500	2,532,687
State of Oregon GO 5.00%, 05/01/24	2,090	2,095,713
5.00%, 06/01/24	325	326,379
5.00%, 05/01/25	2,345	2,398,810
5.00%, 08/01/25	25	25,714
5.00%, 05/01/26	4,295	4,492,245
5.00%, 05/01/27	6,165	6,605,979
5.00%, 05/01/27 (Call 05/01/25)	7,140	7,294,547
5.00%, 06/01/27	3,080	3,306,559
5.00%, 05/01/28	8,275	9,067,719
5.00%, 06/01/28	3,630	3,984,978
5.00%, 08/01/40 (PR 08/01/25)	7,005	7,205,010
Series A, 5.00%, 05/01/24	3,845	3,855,509
Series H, 5.00%, 05/01/24	85	85,232
Series I, 5.00%, 08/01/24	330	332,450
Series N, 5.00%, 05/01/26	2,785	2,912,899
Washington & Multnomah Counties School District No. 48J Beaverton GO 5.00%, 06/15/27 (PR 06/15/24) (GTD)	3,850	3,868,034
5.00%, 06/15/28 (PR 06/15/24) (GTD)	5,000	5,023,421
5.00%, 06/15/31 (PR 06/15/24) (GTD)	11,315	11,368,002
5.00%, 06/15/33 (PR 06/15/24) (GTD)	8,045	8,082,684
5.00%, 06/15/34 (PR 06/15/24) (GTD)	8,120	8,158,036

		173,481,440

Pennsylvania — 2.2%
City of Philadelphia PA GO 5.00%, 02/01/28	2,000	2,160,891
Series A, 5.00%, 05/01/24	1,840	1,844,468
Series A, 5.00%, 08/01/24	3,870	3,895,731
Series A, 5.00%, 08/01/25	2,165	2,221,076
City of Philadelphia PA Water & Wastewater Revenue RB 5.00%, 07/01/28 (Call 07/01/25)	2,640	2,693,751
Series A, 5.00%, 07/01/45 (PR 07/01/24)	4,000	4,020,758
Commonwealth of Pennsylvania GO 3.20%, 03/01/29 (Call 03/01/28)	5,000	5,032,781
5.00%, 05/15/24	14,930	14,978,869
5.00%, 05/01/25	5,000	5,110,135
5.00%, 02/01/26	1,170	1,215,508
5.00%, 03/01/27	26,080	27,825,334
5.00%, 05/01/27	200	214,180
5.00%, 10/01/27	14,800	15,999,974
5.00%, 03/01/28	25,220	27,526,213
First Series, 5.00%, 03/15/24	455	455,224
First Series, 5.00%, 06/15/24	1,650	1,657,828
First Series, 5.00%, 07/01/24	1,175	1,181,519
First Series, 5.00%, 08/15/24	2,140	2,156,770
First Series, 5.00%, 09/15/24	1,705	1,721,062

104	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
First Series, 5.00%, 02/01/25 (AGM)	$1,120	$1,139,260
First Series, 5.00%, 09/15/25	2,540	2,616,657
First Series, 5.00%, 01/01/26	2,590	2,685,596
First Series, 5.00%, 09/15/26	1,035	1,091,757
First Series, 5.00%, 01/01/27	1,640	1,742,429
Second Series, 5.00%, 09/15/24	1,150	1,160,833
Second Series, 5.00%, 10/15/24 (Call 03/19/24)	680	680,409
Second Series, 5.00%, 01/15/25	3,545	3,601,443
Second Series, 5.00%, 09/15/25	1,105	1,138,349
Second Series, 5.00%, 10/15/25 (Call 03/19/24)	485	485,292
County of Montgomery PA GOL 5.00%, 07/01/25	3,190	3,274,591
5.00%, 07/01/26	2,260	2,377,330
Delaware River Port Authority RB
Series B, 5.00%, 01/01/25	700	710,703
Series B, 5.00%, 01/01/26	1,085	1,125,440
Pennsylvania State University (The) RB, Series EE, 5.00%, 03/01/25	770	785,150
Pennsylvania Turnpike Commission RB 5.00%, 12/01/24	500	506,510
5.00%, 06/01/25	3,000	3,069,537
5.00%, 12/01/25	245	253,522
5.00%, 12/01/26	750	790,920
5.00%, 06/01/27 (Call 06/01/26)	19,700	20,505,127
VRDN, 3.30%, 12/01/38 (Put 03/01/24)(a)	3,730	3,730,000
Series A2, 5.00%, 12/01/25	1,300	1,345,221
Series A-2, 5.00%, 12/01/26	935	989,815
Township of Lower Merion PA GO, Series A, 5.00%, 01/15/25	1,380	1,401,617
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	13,690	13,989,774

		193,109,354

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB 5.00%, 05/15/28	3,200	3,501,519
Series A, 5.00%, 06/15/24	4,420	4,439,972

		7,941,491

South Carolina — 0.7%
Beaufort County School District/SC GO 5.00%, 03/01/24 (SCSDE)	10,160	10,160,000
5.00%, 03/01/28 (SCSDE)	4,155	4,533,300
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/28	1,545	1,707,439
City of Charleston SC Waterworks & Sewer System Revenue RB 5.00%, 01/01/31 (PR 01/01/25)	1,120	1,137,309
5.00%, 01/01/32 (PR 01/01/25)	2,000	2,030,909
5.00%, 01/01/33 (PR 01/01/25)	4,160	4,224,290
5.00%, 01/01/34 (PR 01/01/25)	2,510	2,548,790
City of Columbia SC Waterworks & Sewer System Revenue RB, 5.00%, 02/01/27	70	74,508
County of Charleston SC GO, 5.00%, 11/01/26	3,000	3,179,023
County of Richland SC GO, Series A, 5.00%, 03/01/27 .	290	310,011
Greenville County School District RB, 5.00%, 12/01/28 .	2,500	2,767,551
South Carolina Public Service Authority RB
Series A, 5.00%, 12/01/26	625	652,881
Series B, 5.00%, 12/01/24	1,000	1,008,690
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/24	2,425	2,450,683

Security	Par (000)	Value

South Carolina (continued)
Series A, 5.00%, 10/01/25	$1,645	$1,697,799
Series B, 5.00%, 10/01/26	8,620	9,091,303
Series-B, 5.00%, 10/01/25	6,365	6,569,296
State of South Carolina GO 5.00%, 04/01/24 (SAW)	25	25,032
Series A, 5.00%, 04/01/24	10,715	10,728,701

		64,897,515

Tennessee — 1.2%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/34 (PR 12/01/24)	1,000	1,012,652
City of Memphis TN GO 5.00%, 05/01/24	4,950	4,963,211
5.00%, 06/01/25	6,260	6,412,038
County of Hamilton TN GO 5.00%, 12/01/24	2,435	2,468,859
Series A, 5.00%, 04/01/24	1,940	1,942,436
Series A, 5.00%, 01/01/26	6,960	7,229,493
County of Montgomery TN GO 5.00%, 04/01/25	160	163,401
5.00%, 04/01/27	215	229,749
5.00%, 06/01/27	2,275	2,440,878
County of Shelby TN GO 5.00%, 04/01/25	565	577,130
Series A, 5.00%, 04/01/25	5,520	5,638,508
County of Williamson TN GO, 5.00%, 05/01/27	2,765	2,966,256
County of Wilson TN GO, 5.00%, 04/01/24	1,505	1,506,924
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/24	245	245,841
Metropolitan Government of Nashville & Davidson County TN GO 4.00%, 01/01/26	7,725	7,886,290
5.00%, 01/01/26	520	540,040
5.00%, 07/01/26	645	677,294
5.00%, 01/01/27	2,210	2,348,030
5.00%, 07/01/27	2,075	2,230,505
Series C, 5.00%, 01/01/26	5,000	5,192,695
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
Series B, 5.00%, 07/01/24	405	407,326
Series B, 5.00%, 07/01/25	940	964,803
Series B, 5.00%, 07/01/26	1,575	1,653,493
State of Tennessee GO 5.00%, 02/01/25	1,000	1,017,647
5.00%, 08/01/25	1,705	1,753,205
5.00%, 09/01/25	25	25,755
5.00%, 08/01/26	740	779,503
5.00%, 08/01/29 (PR 08/01/25)	3,000	3,083,981
5.00%, 08/01/31 (PR 08/01/25)	3,010	3,094,260
Series A, 5.00%, 08/01/24	475	478,546
Series A, 5.00%, 08/01/25	120	123,393
Series A, 5.00%, 08/01/26	30	31,601
Series A, 5.00%, 09/01/26	2,420	2,554,484
Series A, 5.00%, 11/01/26	2,615	2,771,740
Series A, 5.00%, 08/01/27 (Call 08/01/26)	2,980	3,144,904
Series A, 5.00%, 11/01/27	3,080	3,343,865
Series A, 5.00%, 08/01/28 (PR 08/01/25)	2,230	2,292,426
Series A, 5.00%, 08/01/30 (PR 08/01/25)	1,365	1,403,211
Series B, 5.00%, 08/01/24	20	20,149
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,060	3,225,663

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Tennessee State School Bond Authority 5.00%, 11/01/24 (ST INTERCEPT)	$3,440	$3,480,472
5.00%, 11/01/25 (ST INTERCEPT)	3,845	3,975,206
5.00%, 11/01/27	100	108,276
Tennessee State School Bond Authority RB 5.00%, 11/01/27 (ST INTERCEPT)	6,255	6,774,918
5.00%, 11/01/29 (PR 11/01/25) (ST INTERCEPT)	5,500	5,685,346

		108,866,403

Texas — 8.9%
Alamo Community College District GOL, 5.00%, 02/15/27	3,110	3,312,680
Allen Independent School District GO, 5.00%, 02/15/25 (PSF)	1,170	1,190,777
Arlington Independent School District/Texas GO, 5.00%, 02/15/27 (PSF)	685	729,441
Austin Independent School District GO 5.00%, 08/01/24 (PSF)	500	503,651
5.00%, 08/01/25 (PSF)	1,535	1,578,184
5.00%, 08/01/26 (PSF)	965	1,014,898
5.00%, 08/01/27	1,350	1,455,306
5.00%, 08/01/27 (PSF)	80	86,105
5.00%, 08/01/28 (PSF)	7,975	8,772,972
Board of Regents of the University of Texas System RB 5.00%, 08/15/27	100	107,795
5.00%, 08/15/27 (Call 08/15/26)	155	163,659
5.00%, 08/15/28	245	270,068
Series A, 5.00%, 08/15/28	5,060	5,577,735
Series B, 5.00%, 08/15/25	675	694,205
Series B, 5.00%, 08/15/26	6,940	7,305,777
Series B, VRDN, 3.26%, 08/01/33 (Put 02/29/24)(a)	10,000	10,000,000
Series C, 5.00%, 08/15/24	400	403,241
Series C, 5.00%, 08/15/25	3,230	3,321,901
Series C, 5.00%, 08/15/26	4,990	5,253,001
Series D, 5.00%, 08/15/24	4,635	4,672,561
Series D, 5.00%, 08/15/26	675	710,576
Series E, 5.00%, 08/15/24	205	206,661
Series E, 5.00%, 08/15/26	945	994,807
Series E, 5.00%, 08/15/27	135	145,524
Series I, 5.00%, 08/15/24	2,520	2,540,421
Series J, 5.00%, 08/15/24	3,205	3,230,972
Series J, 5.00%, 08/15/25	385	395,954
Series J, 5.00%, 08/15/26	4,370	4,600,323
Carrollton-Farmers Branch Independent School District GO, 5.00%, 02/15/28	15,135	16,472,542
Central Texas Regional Mobility Authority RB
Series A, 5.00%, 01/01/40 (PR 07/01/25)	5,330	5,462,234
Series A, 5.00%, 01/01/45 (PR 07/01/25)	13,095	13,419,878
Central Texas Turnpike System RB, 0.00%, 08/15/24(b) .	2,505	2,467,435
City of Austin TX Electric Utility Revenue RB, 5.00%, 11/15/26	3,310	3,503,000
City of Austin TX GOL 5.00%, 09/01/24	8,750	8,828,178
5.00%, 09/01/25	525	540,774
5.00%, 09/01/25 (ETM)	5	5,131
5.00%, 09/01/26 (Call 09/01/25)	2,300	2,367,073
City of Austin TX Water & Wastewater System Revenue RB 5.00%, 11/15/26	2,045	2,164,240
5.00%, 11/15/28	1,870	2,069,925
5.00%, 11/15/28 (Call 11/15/27)	1,835	1,983,615

Security	Par (000)	Value

Texas (continued)
City of Dallas TX Waterworks & Sewer System Revenue RB, 5.00%, 10/01/25	$14,945	$15,373,436
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/26	360	374,765
City of Houston Texas Airport System Revenue RB, Series D, 5.00%, 07/01/25	875	895,217
City of Houston Texas Combined Utility System Revenue RB 0.00%, 12/01/27 (AGM)(b)	2,000	1,772,381
Series C, 5.00%, 05/15/24	3,765	3,776,497
Series C, 5.00%, 11/15/24	1,095	1,107,954
Series C, 5.00%, 05/15/25 (Call 05/15/24)	5,315	5,333,796
Series C, 5.00%, 05/15/26 (Call 05/15/24)	13,500	13,546,344
City of Houston Texas GOL 5.00%, 03/01/27 (PR 03/01/24)	6,000	6,000,000
5.00%, 03/01/28 (Call 03/01/26)	19,700	20,438,214
Series A, 5.00%, 03/01/24	1,055	1,055,000
City of San Antonio Texas GOL 5.00%, 08/01/24	160	161,175
5.00%, 08/01/27	125	134,623
City of San Antonio TX Electric & Gas Systems Revenue RB 5.00%, 02/01/25	1,405	1,429,414
Series A, VRDN, 1.75%, 02/01/33 (Put 12/01/24)(a)	215	211,153
City of San Antonio TX GOL, 5.00%, 08/01/24	2,865	2,886,035
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	980	997,956
Conroe Independent School District GO 5.00%, 02/15/25 (PSF)	2,165	2,203,649
5.00%, 02/15/26 (PSF)	3,570	3,713,664
5.00%, 02/15/28 (PSF)	9,795	10,660,624
Series A, 5.00%, 02/15/27 (PSF)	5,975	6,362,646
Coppell Independent School District GO, 5.00%, 08/15/25 (PSF)	5,995	6,163,852
County of Collin TX GOL, 5.00%, 02/15/26	2,225	2,316,686
County of Dallas TX GOL, 5.00%, 08/15/25	3,325	3,419,127
County of Harris Texas Toll Road Revenue RB, 5.00%, 08/15/25	3,760	3,864,286
County of Harris TX GO 5.00%, 10/01/24	8,280	8,365,799
Series A, 5.00%, 10/01/25	2,320	2,393,015
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	670	686,197
County of Williamson TX GO, 5.00%, 02/15/26	1,505	1,567,308
County of Williamson TX GOL 4.00%, 02/15/26	10,000	10,225,808
4.00%, 02/15/27	5,000	5,163,559
4.00%, 02/15/28	10,000	10,446,155
Cypress-Fairbanks Independent School District GO 5.00%, 02/15/25 (PSF)	2,480	2,525,672
5.00%, 02/15/26 (PSF)	5,180	5,390,453
5.00%, 02/15/27	300	319,463
5.00%, 02/15/27 (PSF)	410	436,600
5.00%, 02/15/27 (Call 02/15/26) (PSF)	1,300	1,354,321
Series A, 5.00%, 02/15/26 (PSF)	3,905	4,063,652
Dallas Area Rapid Transit RB 5.00%, 12/01/25	1,230	1,274,273
5.00%, 12/01/27	7,000	7,593,643
Series A, 5.00%, 12/01/24	350	354,428
Series A, 5.00%, 12/01/26 (PR 12/01/25)	1,340	1,386,613

106	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Dallas College GOL 5.00%, 02/15/27	$3,000	$3,191,127
5.00%, 02/15/28	3,020	3,283,342
Dallas Fort Worth International Airport RB 5.00%, 11/01/25	2,525	2,607,600
5.00%, 11/01/26	1,590	1,677,755
5.00%, 11/01/28	7,660	8,436,449
Series A, 5.00%, 11/01/24	3,895	3,940,570
Series A, 5.00%, 11/01/26	630	664,771
Dallas Independent School District GO 4.00%, 02/15/27 (PSF)	7,180	7,427,221
4.00%, 08/15/33 (PR 08/15/24) (PSF)	4,635	4,649,481
5.00%, 02/15/26 (Call 02/15/25) (PSF)	810	825,446
5.00%, 02/15/28 (PSF)	2,075	2,263,260
5.00%, 08/15/32 (PR 08/15/24) (PSF)	4,500	4,533,858
5.00%, 08/15/34 (PR 08/15/24) (PSF)	2,100	2,115,800
Denton Independent School District GO, 5.00%, 08/15/28 (PSF)	750	825,082
Fort Bend Independent School District GO 5.00%, 08/15/25 (PSF)	550	565,333
Series C, 5.00%, 08/15/25 (PSF)	375	385,455
Fort Worth Independent School District GO, 5.00%, 02/15/25 (PSF)	1,045	1,063,655
Grand Parkway Transportation Corp. RB, 5.00%, 10/01/52 (Put 04/01/28)	2,800	2,996,979
Houston Independent School District GOL, 5.00%, 02/15/25 (PSF)	1,675	1,705,217
Irving Independent School District GO, 5.00%, 02/15/25 (PSF)	2,000	2,035,140
Katy Independent School District GO 5.00%, 02/15/28 (Call 02/15/27) (PSF)	5,080	5,404,519
Series B, 5.00%, 02/15/27 (PSF)	2,000	2,128,586
Keller Independent School District/TX GO, 5.00%, 08/15/31 (PR 02/15/25) (PSF)	1,040	1,058,748
Leander Independent School District GO 5.00%, 08/15/25 (PSF)	1,200	1,233,799
Series C, 5.00%, 08/15/24 (PSF)	250	251,948
Lewisville Independent School District GO 5.00%, 08/15/25 (PSF)	3,145	3,234,482
5.00%, 08/15/26 (PSF)	2,640	2,777,861
5.00%, 08/15/26 (Call 08/15/25)	115	117,616
5.00%, 08/15/27	430	463,225
Series B, 5.00%, 08/15/25	7,680	7,885,313
North East Independent School District/TX GO 5.00%, 08/01/24 (PSF)	4,095	4,124,564
5.00%, 08/01/25 (PSF)	2,635	2,702,516
5.25%, 02/01/25 (PSF)	5,000	5,095,731
North Texas Municipal Water District Water System Revenue RB, 4.00%, 09/01/24	17,200	17,257,049
North Texas Tollway Authority RB 5.00%, 01/01/25 (Call 04/01/24)	50	50,060
5.00%, 01/01/26 (Call 04/01/24)	50	50,049
6.50%, 01/01/43 (PR 01/01/25)	13,000	13,333,658
Series A, 5.00%, 01/01/25	2,070	2,099,108
Series A, 5.00%, 01/01/25 (Call 04/01/24)	5,520	5,535,453
Series B, 5.00%, 01/01/26	2,410	2,494,599
Series B, 5.00%, 01/01/26 (Call 01/01/25)	260	263,507
Series B, 5.00%, 01/01/27	2,465	2,612,741
Permanent University Fund - Texas A&M University System RB, 5.00%, 07/01/28	1,850	2,033,029

Security	Par (000)	Value

Texas (continued)
Permanent University Fund - University of Texas System RB 5.00%, 07/01/26 (Call 07/01/25)	$5,000	$5,132,601
5.00%, 07/01/27	9,750	10,480,687
5.00%, 07/01/27 (Call 07/01/26)	150	156,794
5.00%, 07/01/28	1,305	1,434,671
5.25%, 07/01/28	1,600	1,775,261
Series B, 5.00%, 07/01/24	1,015	1,020,930
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,680	2,697,713
Pflugerville Independent School District GO 4.00%, 02/15/29 (Call 02/15/24) (PSF)	2,700	2,700,611
5.00%, 02/15/27 (Call 04/01/24)	9,295	9,305,606
Plano Independent School District GO, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	3,540	3,675,627
Round Rock Independent School District GO 5.00%, 08/01/24	4,050	4,079,239
5.00%, 08/01/24 (PSF)	365	367,680
5.00%, 08/01/31 (PR 08/01/25) (PSF)	3,255	3,341,577
5.00%, 08/01/32 (PR 08/01/25) (PSF)	3,420	3,510,966
5.00%, 08/01/33 (PR 08/01/25) (PSF)	3,590	3,685,487
5.00%, 08/01/34 (PR 08/01/25) (PSF)	3,770	3,870,275
5.00%, 08/01/35 (PR 08/01/25) (PSF)	3,355	3,444,237
Series A, 5.00%, 08/01/27 (PSF)	145	155,918
Series A, 5.00%, 08/01/28 (PSF)	630	691,934
San Antonio Water System RB
Series 2013F, VRDN, 1.00%, 05/01/43 (Put 11/01/26)(a)	2,000	1,818,992
Series A, VRDN, 2.63%, 05/01/49 (Put 05/01/24)(a)	7,000	6,981,689
Spring Branch Independent School District GO 5.00%, 02/01/25 (PSF)	520	529,130
5.00%, 02/01/28 (PSF)	3,150	3,425,316
State of Texas GO 4.00%, 10/01/33 (PR 04/01/24)	195	195,083
5.00%, 04/01/24	10,660	10,673,468
5.00%, 08/01/24	2,720	2,740,081
5.00%, 10/01/24	720	727,667
5.00%, 10/01/24 (Call 04/01/24)	9,315	9,326,552
5.00%, 04/01/25 (Call 04/01/24)	3,535	3,539,705
5.00%, 10/01/25	4,050	4,180,625
5.00%, 04/01/26	7,155	7,469,099
5.00%, 04/01/26 (Call 04/01/24)	8,085	8,085,762
5.00%, 10/01/26 (PR 04/01/24)	7,075	7,083,235
5.00%, 10/01/27 (Call 04/01/24)	505	505,086
5.00%, 10/01/34 (PR 04/01/24)	140	140,163
5.00%, 04/01/44 (PR 04/01/24)	405	405,487
VRDN, 3.40%, 12/01/43(a)	4,995	4,995,000
Series A, 5.00%, 10/01/24	1,115	1,126,873
Series A, 5.00%, 04/01/25	1,250	1,276,302
Series A, 5.00%, 10/01/25 (Call 10/01/24)	17,110	17,298,436
Series A, 5.00%, 10/01/26	2,000	2,112,927
Series A, 5.00%, 10/01/26 (Call 10/01/25)	2,845	2,931,438
Series A, 5.00%, 10/01/27 (Call 10/01/25)	7,045	7,259,043
Series A, 5.00%, 10/01/30 (PR 10/01/24)	19,700	19,900,757
Series A, 5.00%, 10/01/44 (PR 10/01/24)	1,415	1,429,420
State of Texas GOL, Series A, 5.00%, 08/01/25	1,430	1,470,630
Tarrant County College District GOL 5.00%, 08/15/24	800	805,877
5.00%, 08/15/25	3,500	3,597,075

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Tarrant Regional Water District Water Supply System Revenue RB 5.00%, 03/01/27 (Call 03/01/25)	$1,390	$1,413,119
5.00%, 03/01/30 (PR 03/01/24)	8,025	8,025,000
Texas A&M University RB 5.00%, 05/15/25	1,660	1,697,735
5.00%, 05/15/26	3,160	3,304,716
5.00%, 05/15/27	8,805	9,431,976
Series C, 5.00%, 05/15/24	330	331,074
Series C, 5.00%, 05/15/26	255	266,678
Series E, 5.00%, 05/15/24	4,785	4,800,567
Series E, 5.00%, 05/15/25	4,780	4,888,660
Texas Public Finance Authority RB, 5.00%, 02/01/27	2,870	3,044,896
Texas State University System RB
Series A, 5.00%, 03/15/25	4,925	5,014,458
Series A, 5.00%, 03/15/26	565	588,294
Texas Transportation Commission GO, VRDN, 0.65%, 10/01/41 (Put 10/01/25)(a)	5,000	4,650,167
Texas Transportation Commission State Highway Fund RB 5.00%, 04/01/33 (PR 04/01/24)	20,000	20,020,986
5.25%, 04/01/25	175	179,179
First Series, 5.00%, 10/01/24	6,250	6,317,266
First Series, 5.00%, 10/01/25	29,190	30,140,590
First Series, 5.00%, 10/01/26	8,920	9,421,372
Series A, 5.00%, 04/01/24	10,670	10,683,644
Series A, 5.00%, 10/01/24	5,500	5,559,194
Series A, 5.00%, 04/01/25 (Call 04/01/24)	7,050	7,060,355
Series A, 5.00%, 10/01/25	1,505	1,554,011
Texas Water Development Board RB 5.00%, 10/15/24	2,600	2,629,986
5.00%, 08/01/25	1,620	1,665,576
5.00%, 04/15/26	725	758,430
5.00%, 08/01/26	600	631,312
5.00%, 10/15/26	805	851,265
5.00%, 08/01/27	420	452,477
5.00%, 10/15/27	1,860	2,013,252
Series A, 5.00%, 04/15/24	1,945	1,948,991
Series B, 5.00%, 04/15/25	1,060	1,082,957
Series B, 5.00%, 04/15/26	335	350,447
Trinity River Authority Central Regional Wastewater System Revenue RB 5.00%, 08/01/28	2,770	3,044,738
5.00%, 08/01/28 (Call 08/01/27)	3,370	3,619,723

		794,672,198

Utah — 1.2%
Alpine School District/UT GO, 5.00%, 03/15/27 (GTD)	6,000	6,412,538
Central Utah Water Conservancy District GOL, 5.00%, 04/01/25	9,525	9,719,326
Intermountain Power Agency RB 5.00%, 07/01/26	1,000	1,049,837
5.00%, 07/01/28	2,000	2,199,591
Series A, 5.00%, 07/01/27	3,500	3,763,455
State of Utah GO 3.00%, 07/01/25	210	209,666
5.00%, 07/01/24	14,775	14,857,939
5.00%, 07/01/25	5,975	6,129,514
5.00%, 07/01/26	6,835	7,175,637
5.00%, 07/01/27 (Call 01/01/27)	25	26,591
Series B, 5.00%, 07/01/24	9,085	9,135,999
Series B, 5.00%, 07/01/25	7,150	7,334,899

Security	Par (000)	Value

Utah (continued)
Series B, 5.00%, 07/01/26	$3,000	$3,149,511
Series B, 5.00%, 07/01/27	8,165	8,779,603
University of Utah (The) RB 5.00%, 08/01/27	1,605	1,729,109
Series A, 5.00%, 08/01/25	1,075	1,105,243
Series B-1, 5.00%, 08/01/26 (SAP)	1,500	1,581,150
Utah Transit Authority RB 5.00%, 06/15/34 (PR 06/15/25)	5,000	5,125,179
Series A, 5.00%, 06/15/26 (PR 06/15/25)	5,035	5,161,055
Series A, 5.00%, 06/15/30 (PR 06/15/25)	4,005	4,105,268
Series A, 5.00%, 06/15/37 (PR 06/15/25)	9,480	9,717,338
Series A, 5.00%, 06/15/38 (PR 06/15/25)	2,385	2,444,710

		110,913,158

Vermont — 0.0%
State of Vermont GO, Series A, 5.00%, 08/15/24	3,325	3,353,131

Virginia — 3.5%
City of Alexandria VA GO 5.00%, 12/15/25	5,195	5,389,603
5.00%, 12/15/27	8,115	8,826,312
Series A, 5.00%, 12/15/25 (SAW)	2,775	2,878,950
City of Harrisonburg VA GO, Series A, 5.00%, 07/15/26 (SAW)	7,165	7,529,154
City of Norfolk Virginia GO, 5.00%, 09/01/31 (PR 03/01/27)	1,600	1,705,175
City of Richmond VA GO, 5.00%, 03/01/24 (SAW)	100	100,000
Commonwealth of Virginia GO 5.00%, 06/01/24	1,010	1,014,311
5.00%, 06/01/25	10,000	10,249,170
5.00%, 06/01/26	10,000	10,487,535
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	11,810	12,098,323
County of Arlington VA GO 5.00%, 08/15/26	1,710	1,803,867
5.00%, 08/15/27 (Call 08/15/26)	75	79,099
5.00%, 06/15/28	560	617,202
Series B, 5.00%, 08/15/25	1,015	1,044,607
County of Chesterfield VA GO, Series B, 5.00%, 01/01/25	1,790	1,818,397
County of Fairfax VA GO 4.00%, 10/01/25	5,825	5,925,643
4.00%, 10/01/26 (SAW)	1,415	1,459,582
4.00%, 10/01/27	150	157,126
4.00%, 10/01/27 (SAW)	3,750	3,928,161
4.00%, 10/01/33 (PR 10/01/24) (SAW)	5,030	5,052,850
5.00%, 10/01/25 (Call 10/01/24) (SAW)	3,525	3,568,468
5.00%, 10/01/26	5,875	6,214,237
Series A, 4.00%, 10/01/24	8,400	8,447,239
Series A, 4.00%, 10/01/24 (SAW)	4,645	4,671,122
Series A, 4.00%, 10/01/25	2,235	2,273,616
Series A, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	235	241,003
Series A, 5.00%, 10/01/28	460	510,364
Series B, 5.00%, 04/01/24 (SAW)	5,330	5,337,183
Series B, 5.00%, 10/01/24 (SAW)	5,545	5,607,534
County of Henrico VA GO, Series A, 5.00%, 08/01/25 (SAW)	1,470	1,511,767
County of Loudoun VA GO 5.00%, 12/01/26 (SAW)	515	546,594
Series A, 5.00%, 12/01/24 (SAW)	255	258,602
Series A, 5.00%, 12/01/25 (SAW)	9,000	9,328,619
Series B, 5.00%, 12/01/24 (SAW)	4,000	4,056,507
Series B, 5.00%, 12/01/25 (SAW)	95	98,469

108	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
County of Prince William Virginia GO 3.50%, 08/01/31 (PR 08/01/24)	$3,090	$3,093,431
3.50%, 08/01/32 (PR 08/01/24)	3,090	3,093,431
3.50%, 08/01/33 (PR 08/01/24)	590	590,655
3.75%, 08/01/34 (PR 08/01/24)	3,090	3,096,535
3.75%, 08/01/35 (PR 08/01/24)	3,090	3,096,535
Fairfax County Water Authority RB, 5.25%, 04/01/24	5,615	5,623,216
Hampton Roads Transportation Accountability Commission RB, 5.00%, 07/01/52 (PR 01/01/28)	6,000	6,534,943
Upper Occoquan Sewage Authority RB, 4.00%, 07/01/39 (PR 07/01/25)	1,000	1,012,581
Virginia College Building Authority RB 5.00%, 02/01/25	1,675	1,704,861
5.00%, 02/01/26	8,170	8,504,793
5.00%, 02/01/27	28,055	29,950,765
5.00%, 02/01/27 (Call 02/01/26)	515	534,852
Series A, 5.00%, 02/01/25	865	880,421
Series A, 5.00%, 02/01/26	11,010	11,461,172
Series A, 5.00%, 09/01/27 (PR 09/01/24) (SAW)	1,000	1,008,642
Series B, 5.00%, 09/01/24	125	126,154
Series E, 5.00%, 02/01/25	2,280	2,320,647
Series E, 5.00%, 02/01/26	465	484,055
Virginia Commonwealth Transportation Board RB 5.00%, 03/15/24	1,610	1,610,826
5.00%, 09/15/24	5,670	5,725,506
5.00%, 03/15/25	2,665	2,718,579
5.00%, 05/15/25	20	20,474
5.00%, 09/15/25	825	850,774
5.00%, 03/15/26	410	427,728
5.00%, 05/15/26 (Call 05/15/24)	350	351,390
5.00%, 09/15/26	365	385,383
5.00%, 09/15/27	180	194,717
5.00%, 03/15/28 (Call 09/15/26)	500	526,198
5.00%, 09/15/28	1,415	1,565,820
Series A, 5.00%, 05/15/24	7,525	7,550,682
Series A, 5.00%, 05/15/25	750	767,762
Series A, 5.00%, 05/15/26	655	685,996
Series A, 5.00%, 05/15/27	5,505	5,909,246
Virginia Public Building Authority RB 5.00%, 08/01/27	50	53,866
Series A, 5.00%, 08/01/26	5,500	5,784,393
Series A-1, 5.00%, 08/01/26	9,005	9,470,630
Series B, 5.00%, 08/01/25	440	452,625
Series B, 5.00%, 08/01/26	4,330	4,553,895
Series B, 5.00%, 08/01/26 (Call 08/01/25)	3,050	3,136,304
Series C, 5.00%, 08/01/24	300	302,215
Virginia Public School Authority RB 3.50%, 08/01/32 (PR 08/01/24) (SAW)	4,925	4,930,468
3.50%, 08/01/33 (PR 08/01/24) (SAW)	4,920	4,925,462
3.75%, 08/01/34 (PR 08/01/24) (SAW)	4,920	4,930,405
3.75%, 08/01/35 (PR 08/01/24) (SAW)	4,920	4,930,405
5.00%, 08/01/24 (SAW)	2,410	2,428,186
5.00%, 02/01/25	1,770	1,801,555
5.00%, 03/01/25 (SAW)	125	127,447
5.00%, 08/01/25	2,415	2,483,616
5.00%, 08/01/26	1,360	1,431,298
5.00%, 08/01/26 (SAW)	2,125	2,238,436
5.00%, 04/15/27	2,745	2,937,567
5.00%, 08/01/28	125	137,617
Series 2022, 5.00%, 01/15/27	5,550	5,916,662

Security	Par (000)	Value

Virginia (continued)
Virginia Resources Authority RB, 5.00%, 11/01/28 (Call 11/01/26)	$1,085	$1,148,753

		311,366,966

Washington — 4.9%
Central Puget Sound Regional Transit Authority RB 5.00%, 11/01/26	1,260	1,333,525
Series S-1, 5.00%, 11/01/24	1,535	1,553,562
Series S-1, 5.00%, 11/01/25	2,000	2,067,398
Series S-1, 5.00%, 11/01/26	3,885	4,111,703
Series S-1, 5.00%, 11/01/26 (PR 11/01/25)	2,670	2,757,782
Series S-1, 5.00%, 11/01/31 (PR 11/01/25)	6,065	6,264,401
Series S-1, 5.00%, 11/01/35 (PR 11/01/25)	1,990	2,055,426
Series S-1, 5.00%, 11/01/45 (PR 11/01/25)	7,100	7,333,429
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB
Series S-1, 5.00%, 11/01/30 (PR 11/01/25)	4,190	4,327,756
Series S-1, 5.00%, 11/01/32 (PR 11/01/25)	2,235	2,308,481
Series S-1, VRDN, 5.00%, 11/01/50 (PR 11/01/25)	15,050	15,544,803
City of Seattle WA Drainage & Wastewater Revenue RB 4.00%, 04/01/26	130	133,025
5.00%, 09/01/24	3,425	3,455,936
5.00%, 09/01/25	8,095	8,340,622
5.00%, 04/01/27 (Call 04/01/26)	1,555	1,622,211
City of Seattle WA GOL 4.00%, 09/01/26	2,000	2,060,321
5.00%, 12/01/24	100	101,383
5.00%, 06/01/25	145	148,540
5.00%, 11/01/26	1,380	1,462,351
5.00%, 12/01/26	2,495	2,646,023
Series A, 5.00%, 04/01/24	3,500	3,504,368
City of Seattle WA Municipal Light & Power Revenue RB 5.00%, 09/01/24	365	368,332
5.00%, 07/01/26	5,000	5,245,726
5.00%, 07/01/27	2,905	3,118,870
5.00%, 03/01/28	13,645	14,871,100
VRDN, 3.79%, 11/01/46 (Put 11/30/23)(a)	20,250	20,250,000
Series A, 5.00%, 07/01/26	1,015	1,064,882
Series C, 5.00%, 09/01/26	3,225	3,397,041
City of Seattle WA Water System Revenue RB, 5.00%, 09/01/24	5,910	5,962,803
County of King WA GOL 5.00%, 01/01/29	1,000	1,111,875
5.00%, 07/01/35 (PR 01/01/25)	860	873,291
5.00%, 07/01/36 (PR 01/01/25)	5,780	5,869,326
Series A, 4.00%, 01/01/27	1,705	1,765,888
Series A, VRDN, 3.60%, 01/01/46 (Put 02/29/24)(a)	20,300	20,300,000
County of King WA Sewer Revenue RB 5.00%, 07/01/24	120	120,642
5.00%, 01/01/28	9,310	10,108,165
5.00%, 07/01/40 (PR 01/01/25)	5,010	5,087,426
5.00%, 07/01/47 (PR 01/01/25)	9,050	9,189,861
County of Snohomish WA GOL 5.00%, 12/01/25	2,000	2,071,298
5.00%, 12/01/26	1,500	1,589,570
Energy Northwest RB 4.00%, 07/01/24	55	55,149
5.00%, 07/01/24	15	15,089
5.00%, 07/01/25	9,360	9,613,129
5.00%, 07/01/26 (Call 07/01/25)	20	20,510

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
5.00%, 07/01/27 (Call 07/01/25)	$310	$317,908
5.00%, 07/01/28	15,510	17,044,479
Series A, 5.00%, 07/01/24	1,025	1,031,055
Series A, 5.00%, 07/01/25	1,845	1,894,896
Series A, 5.00%, 07/01/26	2,545	2,671,835
Series C, 5.00%, 07/01/25	3,720	3,820,603
Series C-1, 5.00%, 07/01/25 (Call 07/01/24)	800	804,217
Port of Seattle WA RB 5.00%, 08/01/25	1,865	1,913,306
5.00%, 08/01/26	1,175	1,229,043
5.00%, 08/01/27	2,500	2,672,234
State of Washington, 5.00%, 06/01/24	1,640	1,647,121
State of Washington GO 4.00%, 07/01/26	2,500	2,568,693
4.00%, 08/01/26	120	123,456
5.00%, 07/01/24	22,050	22,180,973
5.00%, 08/01/24	10,000	10,075,868
5.00%, 02/01/25	410	417,346
5.00%, 07/01/25	7,480	7,681,303
5.00%, 02/01/26	3,080	3,205,630
5.00%, 07/01/26 (Call 01/01/26)	2,215	2,294,355
5.00%, 08/01/26 (Call 08/01/25)	30	30,777
5.00%, 02/01/27	165	175,721
5.00%, 07/01/27	95	102,151
5.00%, 07/01/27 (Call 01/01/25)	410	416,538
5.00%, 08/01/27	30	32,320
5.00%, 02/01/28	6,270	6,832,622
5.00%, 06/01/28	18,160	19,935,870
5.00%, 08/01/28	33,700	37,131,101
5.00%, 02/01/29	16,885	18,808,397
Series B, 5.00%, 07/01/24	3,500	3,520,790
Series C, 5.00%, 02/01/26	5,175	5,386,082
Series C, 5.00%, 02/01/27	19,030	20,266,491
Series D, 5.00%, 02/01/27	45	47,924
Series E, 5.00%, 06/01/25	1,000	1,025,027
Series R, 4.00%, 07/01/27	5,000	5,210,067
Series R-2008, 5.00%, 02/01/27	5,015	5,340,854
Series R-2015, 5.00%, 07/01/24	1,870	1,881,107
Series R-2015E, 5.00%, 07/01/24	620	623,683
Series R-2017C, 5.00%, 08/01/24	3,035	3,058,026
Series R-2018C, 5.00%, 08/01/24	2,570	2,589,498
Series R-2018C, 5.00%, 08/01/25	700	720,182
Series R-2018D, 5.00%, 08/01/24	985	992,473
Series R-2018D, 5.00%, 08/01/25	975	1,003,111
Series R-2020C, 5.00%, 07/01/25	4,345	4,461,933
Series R-2020D, 5.00%, 07/01/25	4,535	4,657,046
Series R-F, 5.00%, 07/01/25 (Call 01/01/25)	2,000	2,031,097
Series-R-2020D, 5.00%, 07/01/26	5,335	5,600,881
State of Washington RB, 5.00%, 09/01/24	3,765	3,796,616
University of Washington RB
Series B, 5.00%, 06/01/27 (Call 06/01/25)	5,175	5,291,148
Series C, 5.00%, 04/01/24	1,050	1,051,343

		440,818,216

West Virginia — 0.1%
State of West Virginia GO
Series A, 3.00%, 11/01/25	425	423,957
Series A, 5.00%, 06/01/25	530	543,199
Series A, 5.00%, 06/01/28	4,710	5,158,673

Security	Par (000)	Value

West Virginia (continued)
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/26	$1,045	$1,098,942

		7,224,771

Wisconsin — 2.2%
Germantown School District GO 4.00%, 04/01/34 (PR 04/01/27)	4,585	4,781,593
4.00%, 04/01/36 (PR 04/01/27)	6,795	7,086,353
4.00%, 04/01/37 (PR 04/01/27)	7,070	7,373,144
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB 5.00%, 06/01/30 (PR 06/01/24)	1,805	1,811,385
5.00%, 06/01/31 (PR 06/01/24)	3,000	3,010,612
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A, 5.00%, 06/01/24	1,615	1,621,854
Series A, 5.00%, 06/01/25	2,340	2,397,986
Series A, 5.00%, 06/01/26	1,405	1,474,290
State of Wisconsin GO 5.00%, 05/01/25	100	102,306
5.00%, 05/01/26	1,835	1,919,271
5.00%, 05/01/26 (Call 05/01/25)	160	163,280
5.00%, 05/01/27	4,830	5,178,523
5.00%, 11/01/27 (Call 05/01/27)	1,205	1,291,067
5.00%, 05/01/28	22,700	24,862,790
5.00%, 05/01/29	4,000	4,474,558
5.00%, 05/01/32 (PR 05/01/25)	17,780	18,172,228
5.00%, 05/01/35 (PR 05/01/24)	2,535	2,541,562
Series 1, 5.00%, 11/01/24	1,530	1,549,002
Series 1, 5.00%, 11/01/25 (Call 05/01/25)	3,320	3,394,850
Series 1, 5.00%, 05/01/26	9,185	9,606,814
Series 2, 5.00%, 11/01/24	11,985	12,133,853
Series 2, 5.00%, 11/01/25	4,955	5,126,056
Series 2, 5.00%, 11/01/26	3,995	4,231,287
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	485	519,641
Series 2021-2, 5.00%, 05/01/25	1,350	1,381,134
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	6,230	6,306,024
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	400	404,890
Series A, 5.00%, 05/01/24	9,305	9,330,581
Series B, 5.00%, 05/01/24	1,010	1,012,777
Series B, 5.00%, 05/01/25	2,465	2,521,848
Series B, 5.00%, 05/01/26	5,725	5,987,917
Series C, 5.00%, 05/01/24	110	110,302
State of Wisconsin RB 5.00%, 05/01/28 (PR 05/01/27)	15,180	16,261,050
Series A, 5.00%, 05/01/24	715	716,908
Series A, 5.00%, 05/01/25	165	168,710
Wisconsin Department of Transportation RB 4.00%, 07/01/25 (Call 07/01/24)	11,200	11,237,056
5.00%, 07/01/27 (Call 07/01/24)	5,930	5,964,255
5.00%, 07/01/34 (PR 07/01/24)	165	165,722
Series 1, 5.00%, 07/01/25	605	621,123
Series 1, 5.00%, 07/01/32 (PR 07/01/24)	1,100	1,106,247
Series 1, 5.00%, 07/01/34 (PR 07/01/24)	3,050	3,067,320
Series 1, 5.00%, 07/01/35 (PR 07/01/24)	2,780	2,795,787
Series 2, 5.00%, 07/01/24	520	523,021
Series A, 5.00%, 07/01/24	5,230	5,260,382

		199,767,359

Total Long-Term Investments — 99.5% (Cost: $8,996,707,946)		8,910,559,174

110	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 2.97%(c)(d)	740,658	$740,732

Total Short-Term Securities — 0.0% (Cost: $740,732)		740,732

Total Investments — 99.5% (Cost: $8,997,448,678)		8,911,299,906

Other Assets Less Liabilities — 0.5%		48,313,255

Net Assets — 100.0%		$8,959,613,161

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$28,996,334	$—	$(28,281,551	)(a)	$28,848	$(2,899)	$740,732	740,658	$592,181	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments Municipal Debt Obligations	$—	$8,910,559,174	$—	$8,910,559,174
Short-Term Securities Money Market Funds	740,732	—	—	740,732

	$740,732	$8,910,559,174	$—	$8,911,299,906

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	111

Statements of Assets and Liabilities

February 29, 2024

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

ASSETS
Investments, at value — unaffiliated(a)	$2,745,526,913	$36,470,040,563	$655,881,198	$8,910,559,174
Investments, at value — affiliated(b)	837,046	3,570,998	731,756	740,732
Cash	176	1,450	31	399
Receivables:
Capital shares sold	5,767,288	17	2,694,452	—
Dividends — affiliated	2,716	56,775	1,163	44,827
Interest — unaffiliated	30,789,497	408,651,614	7,718,300	108,138,329

Total assets	2,782,923,636	36,882,321,417	667,026,900	9,019,483,461

LIABILITIES
Payables:
Investments purchased	25,997,010	89,699,057	4,061,097	59,372,455
Investment advisory fees	173,074	1,465,224	130,674	497,845

Total liabilities	26,170,084	91,164,281	4,191,771	59,870,300

Commitments and contingent liabilities

NET ASSETS	$2,756,753,552	$36,791,157,136	$662,835,129	$8,959,613,161

NET ASSETS CONSIST OF
Paid-in capital	$2,779,652,486	$37,272,930,378	$674,837,011	$9,072,596,874
Accumulated loss	(22,898,934)	(481,773,242)	(12,001,882)	(112,983,713)

NET ASSETS	$2,756,753,552	$36,791,157,136	$662,835,129	$8,959,613,161

NET ASSET VALUE

Shares outstanding	47,800,000	340,900,000	12,300,000	85,250,000

Net asset value	$57.67	$107.92	$53.89	$105.10

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$2,752,529,157	$36,656,684,634	$662,088,703	$8,996,707,946
(b) Investments, at cost — affiliated	$837,046	$3,570,998	$731,756	$740,732

See notes to financial statements.

112	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 29, 2024

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$81,198	$941,895	$97,319	$592,181
Interest — unaffiliated	62,945,341	974,684,611	16,547,208	174,164,296

Total investment income	63,026,539	975,626,506	16,644,527	174,756,477

EXPENSES
Investment advisory	5,409,606	22,318,287	1,503,129	6,613,338
Interest expense	—	—	—	1,540

Total expenses	5,409,606	22,318,287	1,503,129	6,614,878

Net investment income	57,616,933	953,308,219	15,141,398	168,141,599

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,248,901)	(120,770,511)	(5,573,113)	(29,189,220)
Investments — affiliated	2,057	41,575	—	28,848
In-kind redemptions — unaffiliated(a)	—	—	(1,421,676)	—

	(8,246,844)	(120,728,936)	(6,994,789)	(29,160,372)

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated	80,457,971	1,004,202,112	24,732,826	161,070,552
Investments — affiliated	(342)	(8,181)	—	(2,899)

	80,457,629	1,004,193,931	24,732,826	161,067,653

Net realized and unrealized gain	72,210,785	883,464,995	17,738,037	131,907,281

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$129,827,718	$1,836,773,214	$32,879,435	$300,048,880

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	113

Statements of Changes in Net Assets

	iShares California Muni Bond ETF		iShares National Muni Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/29/24	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$57,616,933	$36,575,929	$953,308,219	$649,332,815
Net realized loss	(8,246,844)	(23,272,601)	(120,728,936)	(234,052,508)
Net change in unrealized appreciation (depreciation)	80,457,629	(102,957,155)	1,004,193,931	(1,295,110,901)

Net increase (decrease) in net assets resulting from operations	129,827,718	(89,653,827)	1,836,773,214	(879,830,594)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(54,946,206)	(35,524,047)	(934,736,208)	(615,942,991)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	753,549,855	214,198,363	4,477,425,754	8,719,268,320

NET ASSETS
Total increase in net assets	828,431,367	89,020,489	5,379,462,760	7,223,494,735
Beginning of year	1,928,322,185	1,839,301,696	31,411,694,376	24,188,199,641

End of year	$2,756,753,552	$1,928,322,185	$36,791,157,136	$31,411,694,376

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

114	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares New York Muni Bond ETF		iShares Short-Term National Muni Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/29/24	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,141,398	$11,102,843	$168,141,599	$100,089,501
Net realized loss	(6,994,789)	(1,646,631)	(29,160,372)	(10,827,252)
Net change in unrealized appreciation (depreciation)	24,732,826	(35,182,588)	161,067,653	(155,601,743)

Net increase (decrease) in net assets resulting from operations	32,879,435	(25,726,376)	300,048,880	(66,339,494)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(14,731,768)	(10,870,385)	(168,778,991)	(88,927,775)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	99,564,714	37,618,031	(1,632,405,851)	3,097,447,632

NET ASSETS
Total increase (decrease) in net assets	117,712,381	1,021,270	(1,501,135,962)	2,942,180,363
Beginning of year	545,122,748	544,101,478	10,460,749,123	7,518,568,760

End of year	$662,835,129	$545,122,748	$8,959,613,161	$10,460,749,123

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	115

Financial Highlights

(For a share outstanding throughout each period)

	iShares California Muni Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$56.14	$60.11	$61.79	$62.85	$58.68

Net investment income(a)	1.40	1.12	0.98	1.10	1.25
Net realized and unrealized gain (loss)(b)	1.47	(3.99)	(1.68)	(1.05)	4.16

Net increase (decrease) from investment operations	2.87	(2.87)	(0.70)	0.05	5.41

Distributions from net investment income(c)	(1.34)	(1.10)	(0.98)	(1.11)	(1.24)

Net asset value, end of year	$57.67	$56.14	$60.11	$61.79	$62.85

Total Return(d)
Based on net asset value	5.20%	(4.78)%	(1.13)%	0.06%	9.30%

Ratios to Average Net Assets(e)
Total expenses	0.23%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.48%	1.98%	1.59%	1.77%	2.05%

Supplemental Data
Net assets, end of year (000)	$2,756,754	$1,928,322	$1,839,302	$1,708,487	$1,580,727

Portfolio turnover rate(f)	26%	17%	8%	8%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

116	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares National Muni Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$105.44	$112.61	$115.31	$117.12	$109.84

Net investment income(a)	2.96	2.41	2.07	2.42	2.75
Net realized and unrealized gain (loss)(b)	2.42	(7.29)	(2.69)	(1.79)	7.27

Net increase (decrease) from investment operations	5.38	(4.88)	(0.62)	0.63	10.02

Distributions from net investment income(c)	(2.90)	(2.29)	(2.08)	(2.44)	(2.74)

Net asset value, end of year	$107.92	$105.44	$112.61	$115.31	$117.12

Total Return(d)
Based on net asset value	5.20%	(4.32)%	(0.54)%	0.55%	9.21%

Ratios to Average Net Assets(e)
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	2.79%	2.27%	1.78%	2.10%	2.42%

Supplemental Data
Net assets, end of year (000)	$36,791,157	$31,411,694	$24,188,200	$20,814,111	$16,548,522

Portfolio turnover rate(f)	27%	20%	9%	10%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	117

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares New York Muni Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$52.42	$56.09	$57.48	$58.43	$55.12

Net investment income(a)	1.33	1.11	1.06	1.15	1.24
Net realized and unrealized gain (loss)(b)	1.43	(3.70)	(1.39)	(0.96)	3.31

Net increase (decrease) from investment operations	2.76	(2.59)	(0.33)	0.19	4.55

Distributions from net investment income(c)	(1.29)	(1.08)	(1.06)	(1.14)	(1.24)

Net asset value, end of year	$53.89	$52.42	$56.09	$57.48	$58.43

Total Return(d)
Based on net asset value	5.36%	(4.62)%	(0.57)%	0.34%	8.33%

Ratios to Average Net Assets(e)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.52%	2.09%	1.83%	2.00%	2.18%

Supplemental Data
Net assets, end of year (000)	$662,835	$545,123	$544,101	$497,241	$487,913

Portfolio turnover rate(f)	31%	12%	8%	5%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

118	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Short-Term National Muni Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$103.57	$105.52	$107.39	$107.38	$105.70

Net investment income(a)	1.85	1.14	0.70	1.25	1.69
Net realized and unrealized gain (loss)(b)	1.54	(2.09)	(1.84)	0.05	1.67

Net increase (decrease) from investment operations	3.39	(0.95)	(1.14)	1.30	3.36

Distributions from net investment income(c)	(1.86)	(1.00)	(0.73)	(1.29)	(1.68)

Net asset value, end of year	$105.10	$103.57	$105.52	$107.39	$107.38

Total Return(d)
Based on net asset value	3.30%	(0.90)%	(1.03)%	1.19%	3.19%

Ratios to Average Net Assets(e)
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	1.78%	1.10%	0.65%	1.16%	1.59%

Supplemental Data
Net assets, end of year (000)	$8,959,613	$10,460,749	$7,518,569	$4,386,876	$3,103,353

Portfolio turnover rate(f)	28%	26%	16%	18%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	119

Notes to Financial Statements

1.  ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
California Muni Bond	Non-diversified
National Muni Bond	Diversified
New York Muni Bond	Non-diversified
Short-Term National Muni Bond	Diversified

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

120	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
California Muni Bond	0.08%
National Muni Bond	0.05
New York Muni Bond	0.25
Short-Term National Muni Bond	0.07

Effective January 29, 2024, for its investment advisory services to the iShares California Muni Bond ETF, BFA is entitled to an annual investment advisory fee of 0.08%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to January 29, 2024, BFAwas entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	121

Notes to Financial Statements (continued)

Effective December 15, 2023, for its investment advisory services to the iShares National Muni Bond ETF, BFA is entitled to an annual investment advisory fee of 0.05%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to December 15, 2023, BFA was entitled to an annual investment advisory fee of 0.07%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares National Muni Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

For year ended February 29, 2024, there were no fees waived by BFA pursuant to these arrangements.

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Prior to January 08, 2024 (date of conversion for iShares California Muni Bond ETF and iShares Short-Term National Muni Bond ETF), ETF Services were performed by State Street Bank and Trust Company.

Prior to January 26, 2024 (date of conversion for iShares National Muni Bond ETF and iShares New York Muni Bond ETF), ETF Services were performed by State Street Bank and Trust Company.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 29, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
California Muni Bond	$127,638,332	$59,585,940	$—
National Muni Bond	756,218,313	730,118,583	—
New York Muni Bond	7,917,719	7,617,107	—
Short-Term National Muni Bond	120,735,080	186,292,847	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6. PURCHASES AND SALES

For the year ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
California Muni Bond	$1,394,285,032	$608,120,665
National Muni Bond	14,140,103,847	9,192,076,388
New York Muni Bond	330,962,683	186,846,597
Short-Term National Muni Bond	2,573,479,500	3,651,143,313

For the year ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
California Muni Bond	$7,268,500	$—
New York Muni Bond	—	21,262,418

122	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

7. INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
New York Muni Bond	$(1,421,676)	$1,421,676

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/29/24	Year Ended 02/28/23
California Muni Bond
Tax-exempt income(a)	$54,449,764	$35,361,518
Ordinary income(b)	496,442	162,529

	$54,946,206	$35,524,047

National Muni Bond
Tax-exempt income(a)	$930,697,419	$614,861,904
Ordinary income(b)	4,038,789	1,081,087

	$934,736,208	$615,942,991

New York Muni Bond
Tax-exempt income(a)	$14,665,938	$10,841,267
Ordinary income(b)	65,830	29,118

	$14,731,768	$10,870,385

Short-Term National Muni Bond
Tax-exempt income(a)	$168,765,887	$88,927,510
Ordinary income(b)	13,104	265

	$168,778,991	$88,927,775

(a)	The Funds designate these amounts paid during the fiscal year ended February 29, 2024, as exempt-interest dividends.
(b)

Ordinary income consists primarily of taxable income recognized from market discount. Additionally, all ordinary income distributions are comprised of interest-related dividends and qualified short-term capital gain dividends for non-U.S. residents and are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

As of February 29, 2024, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total
California Muni Bond	$ 6,556,717	$(22,434,768)		$ (7,020,883)		$(22,898,934)
National Muni Bond	91,699,328	(374,742,492)		(198,730,078)		(481,773,242)
New York Muni Bond	1,537,827	(7,332,102)		(6,207,607)		(12,001,882)
Short-Term National Muni Bond	15,519,074	(42,321,909)		(86,180,878)		(112,983,713)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	123

Notes to Financial Statements (continued)

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Muni Bond	$2,753,384,842	$45,010,049	$(52,030,932)	$(7,020,883)
National Muni Bond	36,672,341,639	456,657,963	(655,388,041)	(198,730,078)
New York Muni Bond	662,820,561	7,569,784	(13,777,391)	(6,207,607)
Short-Term National Muni Bond	8,997,480,784	21,369,004	(107,549,882)	(86,180,878)

8. PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.

124	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

9. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/29/24		Year Ended 02/28/23
iShares ETF	Shares	Amount	Shares	Amount
California Muni Bond
Shares sold	15,700,000	$876,965,299	11,600,000	$653,045,836
Shares redeemed	(2,250,000)	(123,415,444)	(7,850,000)	(438,847,473)

	13,450,000	$753,549,855	3,750,000	$214,198,363

National Muni Bond
Shares sold	93,500,000	$9,874,060,822	129,500,000	$13,679,569,448
Shares redeemed	(50,500,000)	(5,396,635,068)	(46,400,000)	(4,960,301,128)

	43,000,000	$4,477,425,754	83,100,000	$8,719,268,320

New York Muni Bond
Shares sold	4,600,000	$241,822,270	1,250,000	$66,503,635
Shares redeemed	(2,700,000)	(142,257,556)	(550,000)	(28,885,604)

	1,900,000	$99,564,714	700,000	$37,618,031

Short-Term National Muni Bond
Shares sold	3,050,000	$317,876,978	36,650,000	$3,817,328,649
Shares redeemed	(18,800,000)	(1,950,282,829)	(6,900,000)	(719,881,017)

	(15,750,000)	$(1,632,405,851)	29,750,000	$3,097,447,632

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	125

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the four funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2024, the related statements of operations for the year ended February 29, 2024, the statements of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2024 and each of the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.

iShares California Muni Bond ETF iShares National Muni Bond ETF iShares New York Muni Bond ETF iShares Short-Term National Muni Bond ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 19, 2024

We have served as the auditor of one or more BlackRock investment companies since 2000.

126	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 29, 2024:

iShares ETF	Interest Dividends
California Muni Bond	$496,442
National Muni Bond	4,038,789
New York Muni Bond	65,830
Short-Term National Muni Bond	13,104

For California income tax purposes, the iShares California Muni Bond ETF designates 99.10% of its distributions paid from net investment income during the fiscal year ended February 29, 2024 as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

I M P O R T A N T T A X I N F O R M A T I O N	127

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares California Muni Bond ETF, iShares National Muni Bond ETF, iShares New York Muni Bond ETF and iShares Short-Term National Muni Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

128	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
California Muni Bond	$1.340620	$—	$—	$1.340620	100%	—%	—%	100%
National Muni Bond	2.902771	—	—	2.902771	100	—	—	100
Short-Term National Muni Bond	1.857728	—	—	1.857728	100	—	—	100

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	129

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fundis included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 401 funds as of February 29, 2024. With the exception of Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (1957)	Trustee (since 2009).	President, of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (1956)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Cecilia H. Herbert (1949)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Member of the Wyoming State Investment Funds Committee (since 2022); Director of the Jackson Hole Center for the Arts (since 2021); Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (1959)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).

130	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information (unaudited) (continued)

Independent Trustees (continued)

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Martinez (1961)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (1964)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years

Dominik Rohé (1973)	President (since 2023).	Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-2023).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Aaron Wasserman (1974)	Chief Compliance Officer (iShares, Inc. and iShares Trust, since 2023; iShares U.S. ETF Trust, since 2023).	Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director, of BlackRock, Inc. (since 2023); Director, of BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (1982)	Executive Vice President (since 2022).	Managing Director, of BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering of BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020-2021); Head of Developed Markets Portfolio Engineering of BlackRock, Inc. (2016-2019).

Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).

James Mauro (1970)	Executive Vice President (since 2022).	Managing Director, of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).

Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.

Effective February 1, 2024, Salim Ramji resigned as Trustee of the Trust.

Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as Trustee of the Trust.

Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.

Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.

Effective April 8, 2024, Laura Fergerson was appointed as Trustee of the Trust.

Effective April 8, 2024, James Lam was appointed as Trustee of the Trust.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	131

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

132	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

CR	Custodian Receipt

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate

PR	Prerefunded

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

SCSDE	South Carolina State Department of Education

ST	Special Tax

TA	Tax Allocation

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	133

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-206-0224

FEBRUARY 29, 2024

2024 Annual Report

iShares Trust

•	iShares High Yield Systematic Bond ETF | HYDB | Cboe BZX

•	iShares Investment Grade Systematic Bond ETF | IGEB | Cboe BZX

•	iShares USD Systematic Bond ETF | USBF | NASDAQ

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	13.93%	30.45%
U.S. small cap equities (Russell 2000® Index)	8.97	10.05
International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41
Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

Investment-grade and high yield corporate bonds delivered positive returns during the 12-month period that ended February 29, 2024. The Markit iBoxx USD Liquid Investment Grade and High Yield Indexes, broad measures of U.S. dollar-denominated investment-grade and high yield corporate bond performance, returned 6.27% and 10.40%, respectively. Both categories strongly outperformed the broader domestic investment-grade market, as gauged by the 3.33% return of the Bloomberg U.S. Aggregate Bond Index.

The 12-month gain for the index belies the challenging environment for the bond market through the first eight months of the period. During this time, yields drifted steadily higher (as prices fell) in response to better-than-expected economic growth and continued interest rate increases by the U.S. Federal Reserve (Fed). The Fed raised rates by a quarter-point at its meetings in March, May, and July 2023, moving its benchmark fed funds rate to a range of 5.25% - 5.50%. Although the Fed’s aggressive actions contributed to a decline in inflation, U.S. economic growth remained robust behind persistent strength in the labor market. This trend gave rise to expectations that the central bank would need to keep rates “higher for longer,” fueling a sharp sell-off in the bond market in the span from August through October 2023.

The investment backdrop improved considerably in the final two months of 2023, touching off a rally that helped the fixed-income market quickly recover its earlier losses. The headline Consumer Price Index fell to its lowest levels since early 2021 in the November report, surprising the markets and causing the consensus to shift toward the view that the Fed was in fact finished raising rates. In December, Fed Chairman Jerome Powell provided another positive surprise with his suggestion that rate cuts could begin as early as the first half of 2024. Bond prices moved surged in response, with the credit sectors leading the way amid a pronounced improvement in investor sentiment. While yields crept higher in January and February, broad-based indexes such as the Bloomberg U.S. Aggregate Bond Index finished in positive territory on the strength of their earlier advance.

Corporate bonds were the top-performing segment of the investment-grade market in the 12-month period. According to the Federal Reserve Bank of St. Louis Economic Database, the ICE BofA US Corporate Index Option-Adjusted Spread fell from 130 basis points (1.30 percentage points) to 100 basis points over the course of the period. The decline in yield spreads, which indicates outperformance relative to U.S Treasuries, reflected the backdrop of better-than-expected corporate earnings and investors’ hearty appetite for risk in the latter part of the period. Lower-quality investment-grade corporate bonds outpaced their higher-quality counterparts, which was in part a function of investors’ willingness to take on greater risk in search of higher yields. In this environment, high yield corporate bonds produced strong gains that exceeded those of the investment-grade market. A meaningful contribution from income, together with positive price performance fueled by mounting hopes for a “soft landing” in the economy, provided a firm underpinning for the asset class.

4	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® High Yield Systematic Bond ETF

Investment Objective

The iShares High Yield Systematic Bond ETF (the “Fund”) (formerly the iShares High Yield Bond Factor ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the BlackRock High Yield Systematic Bond Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	12.43%	4.91%	4.82%	12.43%	27.05%	36.68%
Fund Market	12.54	4.90	4.82	12.54	27.04	36.72
BlackRock High Yield Systematic Bond Index(a)	13.15	5.35	5.18	13.15	29.74	39.78
Markit iBoxx USD Liquid High Yield Index	10.40	3.48	3.67	10.40	18.68	27.01

(a)

Index performance through January 25, 2024 reflects the performance of the BlackRock High Yield Defensive Bond Index which terminated on January 25, 2024. Index performance beginning on January 26, 2024 reflects the performance of the BlackRock High Yield Systematic Bond Index, which, effective as of January 26, 2024, replaced the BlackRock High Yield Defensive Bond Index as the underlying index of the fund.

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,068.30	$ 1.80		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024 (continued)	iShares® High Yield Systematic Bond ETF

Portfolio Management Commentary

High yield corporate bonds posted strong positive returns during the 12-month reporting period despite market volatility driven by shifting expectations around inflation and Federal Reserve (Fed) interest rate policy. In this vein, the yield on the 10-year Treasury bond began the period at 3.92% and rose more than 100 basis points to 4.98% before declining on an improved outlook for Fed rate cuts, ultimately ending the period at 4.25%. High yield corporate bonds were the best performing segment of the U.S. bond market as credit sentiment remained firm and yield spreads relative to U.S. Treasuries narrowed.

The Fund outperformed the broad market benchmark, the Bloomberg US High Yield Index, for the 12 months. The Fund utilizes a probability of default risk model to assess issuer quality and screens out issuers with a higher probability of default. It then assesses the relative value of securities based on default-adjusted spread risk metrics and tilts the portfolio towards securities which offer higher default-adjusted spreads. For the period, the value factor led positive contributions to relative performance while the quality factor also proved additive.

Relative to the benchmark, the Fund’s largest sector overweights during the period were in finance companies, energy and basic industry, while the largest underweights included capital goods and information technology. Over the reporting period, the Fund increased its holdings within the communications, consumer cyclical and energy sectors, while reducing holdings within the basic industry, finance company and consumer non-cyclical sectors. In terms of relative sector weights, the Fund moved to an underweight in consumer non-cyclicals, decreased the underweight to communications, and decreased the overweight to REITs. As a result of the Fund’s screening process based on probability of default and relative value, the Fund ended the period with an underweight to CCC-rated bonds and an overweight to B-rated bonds. For the majority of the reporting period, the Fund had a “yield to worst” (i.e., yield based on the earliest call date of bonds held) similar to the benchmark.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	1.3%
Ba	42.7
B	45.0
Caa	6.8
Not Rated	4.2

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
0-1 Year	0.4%
1-5 Years	56.8
5-10 Years	40.0
10-15 Years	1.2
15-20 Years	1.2
More than 20 Years	0.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® Investment Grade Systematic Bond ETF

Investment Objective

The iShares Investment Grade Systematic Bond ETF (the “Fund”) (formerly the iShares Investment Grade Bond Factor ETF) seeks to track the investment results of an index composed of U.S. dollar denominated investment-grade corporate bonds, as represented by the BlackRock Investment Grade Systematic Bond Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	6.87%	2.67%	2.35%	6.87%	14.07%	16.70%
Fund Market	6.91	2.64	2.37	6.91	13.92	16.84
BlackRock Investment Grade Systematic Bond Index(a)	7.06	2.83	2.52	7.06	15.00	17.94
IBOXX US Dollar Liquid Investment Grade Index	6.27	1.82	1.73	6.27	9.42	12.03

(a)

Index performance through January 25, 2024 reflects the performance of the BlackRock Investment Grade Enhanced Bond Index which terminated on January 25, 2024. Index performance beginning on January 26, 2024 reflects the performance of the BlackRock Investment Grade Systematic Bond Index, which, effective as of January 26, 2024, replaced the BlackRock Investment Grade Enhanced Bond Index as the underlying index of the fund.

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,043.00	$ 0.91		$ 1,000.00	$ 1,024.00	$ 0.91		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 29, 2024 (continued)	iShares® Investment Grade Systematic Bond ETF

Portfolio Management Commentary

Returns for investment-grade corporate bonds were positive during the 12-month reporting period despite market volatility driven by shifting expectations around inflation and Federal Reserve (Fed) interest rate policy. In this vein, the 10-year Treasury bond yield began the period at 3.92% and rose more than 100 basis points to 4.98% before declining on an improved outlook for Fed rate cuts, ultimately ending the period at 4.25%. Corporate bonds were the best performing segment of the investment grade market as credit sentiment remained firm and yield spreads relative to U.S. Treasuries narrowed.

The Fund outperformed the broad market benchmark, the Bloomberg US Corporate Index, for the 12 months. The Fund utilizes a probability of default risk model to assess issuer quality and screen out issuers with higher probability of default. It then gauges the relative value of securities based on default-adjusted spread risk metrics and tilts holdings towards securities which offer higher default-adjusted spreads. For the period, the quality factor detracted from relative performance while the value factor contributed positively.

Relative to the benchmark, the Fund’s largest sector overweights during the period were in information technology and energy, both of which positively impacted performance, while the most significant underweight was to the banking sector. The Fund’s performance also benefited from the slightly lower duration of its holdings relative to the benchmark as longer-term Treasury yields finished the period higher.

During the period, the most significant changes with respect to sector weights included moving to an overweight in consumer cyclicals and reducing the overweights to capital goods and consumer non-cyclicals. The Fund’s largest allocation continued to be to the banking sector based on the probability of default risk model and relative value based on default-adjusted spread risk metrics.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	2.2%
Aa	2.7
A	21.6
Baa	66.5
Ba	5.3
Not Rated	1.7

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)
1-5 Years	18.7%
5-10 Years	55.1
10-15 Years	9.2
15-20 Years	3.0
More than 20 Years	14.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® USD Systematic Bond ETF

Investment Objective

The iShares USD Systematic Bond ETF (the “Fund”) (formerly the iShares USD Bond Factor ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high-yield, as represented by the BlackRock USD Systematic Bond Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	4.29%	(4.19)%	4.29%	(9.70)%
Fund Market	4.31	(4.15)	4.31	(9.60)
BlackRock USD Systematic Bond Index(a)	4.46	(4.03)	4.46	(9.35)
ICE BofA US Broad Market Index	3.39	(4.09)	3.39	(9.48)

(a)

Index performance through January 25, 2024 reflects the performance of the BlackRock USD Bond Factor Index which terminated on January 25, 2024. Index performance beginning on January 26, 2024 reflects the performance of the BlackRock USD Systematic Index, which, effective as of January 26, 2024, replaced the BlackRock USD Bond Factor Index as the underlying index of the fund.

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was October 12, 2021. The first day of secondary market trading was October 14, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,031.40	$ 0.86		$ 1,000.00	$ 1,024.00	$ 0.86		0.17%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of February 29, 2024 (continued)	iShares® USD Systematic Bond ETF

Portfolio Management Commentary

Bond market returns were positive during the 12-month reporting period despite market volatility driven by shifting expectations around inflation and Federal Reserve (Fed) interest rate policy. In this vein, the yield on the 10-year Treasury bond began the period at 3.92% and rose more than 100 basis points to 4.98% before declining on an improved outlook for Fed rate cuts, ultimately ending the period at 4.25%.

Investment grade corporate bonds were the best performing segment of the benchmark Bloomberg US Aggregate Index (“Aggregate Index”) as credit sentiment remained firm and yield spreads relative to U.S. Treasuries narrowed. Returns for Treasuries were positive but lagged those for corporate bonds as longer-term Treasury yields finished the period modestly higher. Securitized assets including mortgage-backed securities, asset backed securities and commercial mortgage-backed securities also finished in positive territory while underperforming corporate bonds. In particular, demand for agency mortgage-backed securities was negatively impacted by the Fed’s post-pandemic balance sheet reduction efforts. In addition, banks curtailed their purchases given extended durations for the sector with the rise in mortgage rates seen since the beginning of the Fed’s hiking cycle along with an inverted yield curve that hurt net interest margins.

The Fund outperformed the Aggregate Index, with positive contributions led by an overweight to corporate bonds. Additionally, a significant underweight to U.S. Treasuries also positively contributed to performance. Within corporate bonds, the Fund’s overweights to the banking, energy, consumer cyclical and communications sectors contributed positively to performance. The Fund generated higher income and price return than the Aggregate Index over the period.

All changes in the Fund’s allocations over the reporting period were driven by the macro and style factor model that informs the Fund’s benchmark index methodology. The Fund utilizes a probability of default risk model to assess issuer quality and screens out issuers with a higher probability of default. It then assesses the relative value of securities based on default-adjusted spread risk metrics and tilts the portfolio towards securities which offer higher default-adjusted spreads. The application of macro, quality and value factors led the Fund to increase its allocation to A-rated securities within corporate bonds. At the sector level, the Fund decreased exposure to Treasuries and increased exposure to industrial issues within its corporate allocation.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	43.6%
Aa	1.8
A	17.9
Baa	29.6
Ba	3.9
B	1.7
Caa	0.3
Not Rated	1.2

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)
0-1 Year	0.3%
1-5 Years	33.2
5-10 Years	22.7
10-15 Years	3.7
15-20 Years	7.1
More than 20 Years	33.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	11

Schedule of Investments February 29, 2024	iShares® High Yield Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 03/11/24)(a)	$3,803	$3,539,642

Aerospace & Defense — 1.8%
Rolls-Royce PLC 3.63%, 10/14/25 (Call 07/14/25)(a)	731	703,858
5.75%, 10/15/27 (Call 07/15/27)(a)	4,035	4,015,212
Spirit AeroSystems Inc. 4.60%, 06/15/28 (Call 03/15/28)(b)	333	292,314
9.38%, 11/30/29 (Call 11/30/25)(a)	1,277	1,380,889
9.75%, 11/15/30 (Call 11/15/26)(a)(b)	4,208	4,508,270

		10,900,543

Agriculture — 0.7%
Vector Group Ltd., 5.75%, 02/01/29 (Call 04/01/24)(a)	4,353	3,987,880

Airlines — 3.1%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	4,382	4,149,993
American Airlines Inc., 7.25%, 02/15/28
(Call 02/15/25)(a)(b)	3,420	3,448,464
Azul Secured Finance LLP 10.88%, 05/28/30 (Call 05/28/26)(a)(b)	2,892	2,414,010
11.93%, 08/28/28 (Call 02/28/26)(b)	2,693	2,737,604
Delta Air Lines Inc. 4.38%, 04/19/28 (Call 01/19/28)(b)	1,651	1,582,896
7.38%, 01/15/26 (Call 12/15/25)(b)	24	24,750
United Airlines Inc., 4.63%, 04/15/29
(Call 10/15/28)(a)	4,946	4,562,214

		18,919,931

Alternate Investments — 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 9.75%, 01/15/29 (Call 10/15/28)(a)	2,930	3,061,850

Auto Manufacturers — 1.7%
Allison Transmission Inc., 5.88%, 06/01/29
(Call 06/01/24)(a)(b)	1,101	1,084,511
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25
(Call 11/01/24)(a)(b)	4,201	4,258,780
Jaguar Land Rover Automotive PLC 4.50%, 10/01/27 (Call 07/01/27)(a)	2,278	2,143,735
5.50%, 07/15/29 (Call 07/15/24)(a)(b)	2,220	2,134,406
5.88%, 01/15/28 (Call 04/02/24)(a)(b)	850	836,967

		10,458,399

Banks — 1.0%
Intesa Sanpaolo SpA 4.20%, 06/01/32 (Call 06/01/31),
(1-year CMT + 2.600%)(a)(c)	339	278,067
4.95%, 06/01/42 (Call 06/01/41),
(1-year CMT + 2.750%)(a)(c)	3,431	2,474,915
5.71%, 01/15/26(a)(b)	3,150	3,121,240

		5,874,222

Building Materials — 0.5%
Builders FirstSource Inc., 6.38%, 06/15/32
(Call 06/15/27)(a)(b)	2,891	2,890,543

Chemicals — 3.7%
Chemours Co. (The) 4.63%, 11/15/29 (Call 11/15/24)(a)	3,279	2,696,247
5.75%, 11/15/28 (Call 03/11/24)(a)(b)	1,770	1,552,374

Security	Par (000)	Value

Chemicals (continued)
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	$2,631	$2,487,821
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)(b)	741	704,560
Rain Carbon Inc., 12.25%, 09/01/29
(Call 03/01/26)(a)(b)	1,972	1,972,256
Sasol Financing USA LLC 5.50%, 03/18/31 (Call 03/18/30)	4,076	3,393,370
6.50%, 09/27/28 (Call 06/27/28)(b)	1,524	1,432,139
8.75%, 05/03/29 (Call 03/03/29)(a)	995	995,249
SK Invictus Intermediate II Sarl, 5.00%, 10/30/29
(Call 10/30/24)(a)(b)	3,522	2,990,166
Tronox Inc., 4.63%, 03/15/29 (Call 04/01/24)(a)(b)	4,371	3,868,908

		22,093,090

Coal — 0.5%
SunCoke Energy Inc., 4.88%, 06/30/29
(Call 06/30/24)(a)	2,274	2,040,915
Warrior Met Coal Inc., 7.88%, 12/01/28
(Call 12/01/24)(a)(b)	728	733,991

		2,774,906

Commercial Services — 6.3%
ADT Security Corp. (The) 4.13%, 08/01/29 (Call 08/01/28)(a)(b)	2,182	1,971,984
4.88%, 07/15/32(a)	3,223	2,900,700
Adtalem Global Education Inc., 5.50%, 03/01/28
(Call 04/01/24)(a)(b)	1,194	1,136,485
APX Group Inc. 5.75%, 07/15/29 (Call 07/15/24)(a)(b)	3,064	2,913,652
6.75%, 02/15/27 (Call 04/01/24)(a)	1,928	1,930,641
Avis Budget Car Rental LLC/Avis Budget
Finance Inc., 8.00%, 02/15/31 (Call 11/15/26)(a)	1,616	1,560,128
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	2,454	2,141,115
Graham Holdings Co., 5.75%, 06/01/26
(Call 03/11/24)(a)(b)	342	338,500
Korn Ferry, 4.63%, 12/15/27 (Call 04/01/24)(a)	900	850,530
NESCO Holdings II Inc., 5.50%, 04/15/29
(Call 04/15/24)(a)(b)	4,434	4,137,099
Prime Security Services Borrower LLC/Prime
Finance Inc.
5.75%, 04/15/26(a)	3,090	3,066,631
6.25%, 01/15/28 (Call 04/01/24)(a)(b)	2,874	2,835,728
PROG Holdings Inc., 6.00%, 11/15/29
(Call 11/15/24)(a)	2,894	2,659,948
Sabre GLBL Inc. 8.63%, 06/01/27 (Call 03/01/25)(a)	2,182	1,920,521
11.25%, 12/15/27 (Call 06/15/25)(a)	1,817	1,707,980
United Rentals North America Inc., 4.88%, 01/15/28
(Call 03/11/24)(b)	1,738	1,677,683
Upbound Group Inc., 6.38%, 02/15/29
(Call 04/01/24)(a)(b)	1,912	1,830,013
ZipRecruiter Inc., 5.00%, 01/15/30
(Call 01/15/25)(a)(b)	2,754	2,424,291

		38,003,629

Computers — 1.1%
Conduent Business Services LLC/Conduent State &
Local Solutions Inc., 6.00%, 11/01/29
(Call 11/01/24)(a)	2,716	2,492,107
Western Digital Corp., 4.75%, 02/15/26
(Call 11/15/25)	4,529	4,426,257

		6,918,364

12	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® High Yield Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care — 0.8%
Coty Inc., 5.00%, 04/15/26 (Call 04/01/24)(a)	$2,504	$2,453,920
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 4.75%, 01/15/29
(Call 01/15/25)(a)	2,241	2,098,136

		4,552,056

Diversified Financial Services — 9.8%
Burford Capital Global Finance LLC 6.25%, 04/15/28 (Call 04/15/24)(a)	844	810,690
6.88%, 04/15/30 (Call 04/15/25)(a)	1,376	1,319,984
9.25%, 07/01/31 (Call 07/01/26)(a)(b)	2,861	3,004,050
Coinbase Global Inc., 3.38%, 10/01/28
(Call 10/01/24)(a)(b)	6,017	5,082,265
Credit Acceptance Corp., 9.25%, 12/15/28
(Call 12/15/25)(a)	2,686	2,841,385
Enova International Inc., 11.25%, 12/15/28
(Call 12/15/25)(a)	1,724	1,805,033
goeasy Ltd. 7.63%, 07/01/29 (Call 07/01/26)(a)	1,780	1,779,466
9.25%, 12/01/28 (Call 12/01/25)(a)	2,309	2,450,022
LD Holdings Group LLC 6.13%, 04/01/28 (Call 04/01/24)(a)	3,295	2,689,544
6.50%, 11/01/25 (Call 04/01/24)(a)	2,476	2,291,414
Nationstar Mortgage Holdings Inc. 5.13%, 12/15/30 (Call 12/15/25)(a)(b)	2,662	2,376,117
5.50%, 08/15/28 (Call 04/01/24)(a)(b)	697	657,995
5.75%, 11/15/31 (Call 11/15/26)(a)	2,823	2,586,458
OneMain Finance Corp. 3.88%, 09/15/28 (Call 09/15/24)	485	423,741
5.38%, 11/15/29 (Call 05/15/29)(b)	134	124,344
6.63%, 01/15/28 (Call 07/15/27)	309	307,245
7.13%, 03/15/26	4,113	4,179,803
7.88%, 03/15/30 (Call 12/15/26)	487	495,296
PennyMac Financial Services Inc. 4.25%, 02/15/29 (Call 04/01/24)(a)	909	819,527
5.38%, 10/15/25 (Call 04/01/24)(a)	1,935	1,904,269
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	2,584	2,375,993
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29 (Call 04/01/24)(a)(b)	518	459,485
3.88%, 03/01/31 (Call 03/01/26)(a)	5,017	4,307,396
4.00%, 10/15/33 (Call 10/15/27)(a)	1,353	1,123,315
SLM Corp. 3.13%, 11/02/26 (Call 10/02/26)	2,046	1,879,651
4.20%, 10/29/25 (Call 09/29/25)	2,162	2,096,470
Synchrony Financial, 7.25%, 02/02/33
(Call 11/02/32)	3,612	3,510,924
United Wholesale Mortgage LLC 5.50%, 04/15/29 (Call 04/15/24)(a)	3,433	3,204,417
5.75%, 06/15/27 (Call 06/15/24)(a)	2,212	2,145,806

		59,052,105

Electric — 2.6%
Drax Finco PLC, 6.63%, 11/01/25 (Call 03/11/24)(a)	1,818	1,795,275
FirstEnergy Corp., Series C, 3.40%, 03/01/50
(Call 09/01/49)	1,003	670,135
Mercury Chile Holdco LLC, 6.50%, 01/24/27
(Call 04/01/24)(a)(b)	826	771,743
NRG Energy Inc. 3.88%, 02/15/32 (Call 02/15/27)(a)	2,487	2,077,534
5.75%, 01/15/28 (Call 03/18/24)(b)	1,789	1,762,170

Security	Par (000)	Value

Electric (continued)
PG&E Corp. 5.00%, 07/01/28 (Call 03/11/24)(b)	$4,287	$4,088,854
5.25%, 07/01/30 (Call 07/01/25)	1,071	1,006,802
Vistra Operations Co. LLC 5.50%, 09/01/26 (Call 03/11/24)(a)	2,262	2,227,337
5.63%, 02/15/27 (Call 03/11/24)(a)	1,392	1,356,434

		15,756,284

Electrical Components & Equipment — 0.8%
Energizer Holdings Inc. 4.38%, 03/31/29 (Call 04/01/24)(a)(b)	2,692	2,385,058
4.75%, 06/15/28 (Call 04/01/24)(a)	2,808	2,567,489

		4,952,547

Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)(b)	3,461	3,390,244
Tutor Perini Corp., 6.88%, 05/01/25
(Call 03/18/24)(a)(b)	1,025	1,013,469

		4,403,713

Entertainment — 1.6%
Live Nation Entertainment Inc. 3.75%, 01/15/28 (Call 04/01/24)(a)	935	860,574
6.50%, 05/15/27 (Call 04/01/24)(a)	3,329	3,357,653
Resorts World Las Vegas LLC/RWLV Capital Inc. 4.63%, 04/16/29 (Call 01/16/29)(a)(b)	5,461	4,980,432
8.45%, 07/27/30 (Call 05/27/30)(a)	336	357,813

		9,556,472

Environmental Control — 0.7%
GFL Environmental Inc. 3.50%, 09/01/28 (Call 03/01/28)(a)(b)	3,093	2,803,973
5.13%, 12/15/26 (Call 04/01/24)(a)	1,400	1,369,415

		4,173,388

Food — 0.4%
United Natural Foods Inc., 6.75%, 10/15/28
(Call 04/01/24)(a)	2,828	2,354,960

Gas — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/27 (Call 02/20/27)	2,484	2,348,363
5.88%, 08/20/26 (Call 05/20/26)(b)	1,221	1,183,313
9.38%, 06/01/28 (Call 06/01/25)(a)	2,212	2,245,180

		5,776,856

Health Care - Products — 1.3%
Bausch & Lomb Corp., 8.38%, 10/01/28
(Call 10/01/25)(a)	4,071	4,254,195
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)(b)	2,778	2,214,066
Neogen Food Safety Corp., 8.63%, 07/20/30
(Call 07/20/27)(a)	1,158	1,227,600

		7,695,861

Health Care - Services — 1.4%
DaVita Inc. 3.75%, 02/15/31 (Call 02/15/26)(a)	1,742	1,429,446
4.63%, 06/01/30 (Call 06/01/25)(a)	4,810	4,231,102
Fortrea Holdings Inc., 7.50%, 07/01/30
(Call 07/01/26)(a)	2,418	2,472,405

		8,132,953

Holding Companies - Diversified — 1.4%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	4,832	4,540,553

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 29, 2024	iShares® High Yield Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	$1,330	$1,122,174
5.25%, 05/15/27 (Call 11/15/26)	2,675	2,456,854

		8,119,581

Home Builders — 1.2%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	2,672	2,373,097
6.25%, 09/15/27 (Call 04/01/24)(a)	2,758	2,672,080
LGI Homes Inc., 8.75%, 12/15/28 (Call 12/15/25)(a)	1,859	1,948,464

		6,993,641

Insurance — 0.1%
NMI Holdings Inc., 7.38%, 06/01/25
(Call 03/30/25)(a)(b)	510	514,131

Internet — 1.0%
Cogent Communications Group Inc., 7.00%, 06/15/27 (Call 06/15/24)(a)	1,663	1,660,705
GrubHub Holdings Inc., 5.50%, 07/01/27
(Call 03/11/24)(a)	3,304	2,880,394
Rakuten Group Inc., 11.25%, 02/15/27(a)	1,397	1,479,322

		6,020,421

Iron & Steel — 1.5%
Cleveland-Cliffs Inc., 5.88%, 06/01/27
(Call 04/01/24)(b)	2,014	1,992,622
Mineral Resources Ltd. 8.00%, 11/01/27 (Call 11/01/24)(a)	649	661,013
8.13%, 05/01/27 (Call 04/01/24)(a)(b)	2,895	2,920,708
8.50%, 05/01/30 (Call 05/01/25)(a)	2,382	2,446,349
U.S. Steel Corp., 6.88%, 03/01/29 (Call 04/01/24)(b)	1,077	1,089,369

		9,110,061

Leisure Time — 4.0%
Carnival Corp. 6.00%, 05/01/29 (Call 11/01/24)(a)(b)	4,164	4,069,115
7.63%, 03/01/26 (Call 03/11/24)(a)	4,725	4,786,473
10.50%, 06/01/30 (Call 06/01/25)(a)(b)	841	917,558
NCL Corp. Ltd. 5.88%, 02/15/27 (Call 03/11/24)(a)	4,265	4,215,191
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	578	592,537
NCL Finance Ltd., 6.13%, 03/15/28
(Call 12/15/27)(a)(b)	2,390	2,331,227
Royal Caribbean Cruises Ltd. 4.25%, 07/01/26 (Call 01/01/26)(a)	2,263	2,179,653
5.50%, 08/31/26 (Call 02/28/26)(a)	4,965	4,908,194

		23,999,948

Lodging — 1.8%
Genting New York LLC/GENNY Capital Inc., 3.30%, 02/15/26 (Call 01/15/26)(a)	2,252	2,100,996
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	1,288	1,136,173
5.00%, 06/01/29 (Call 06/01/24)(a)	1,936	1,793,685
Travel & Leisure Co. 4.50%, 12/01/29 (Call 09/01/29)(a)(b)	3,192	2,923,297
6.63%, 07/31/26 (Call 04/30/26)(a)	2,476	2,502,246
Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)(b)	443	433,507

		10,889,904

Security	Par (000)	Value

Machinery — 0.6%
Vertiv Group Corp., 4.13%, 11/15/28
(Call 11/15/24)(a)	$3,736	$3,446,979

Manufacturing — 0.5%
LSB Industries Inc., 6.25%, 10/15/28
(Call 10/15/24)(a)(b)	3,391	3,215,585

Media — 7.9%
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)	1,750	1,322,300
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/31 (Call 07/01/25)(a)	1,170	941,075
4.25%, 01/15/34 (Call 01/15/28)(a)	5,358	4,005,951
4.50%, 05/01/32 (Call 05/01/26)	5,486	4,333,965
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	4,091	3,146,990
4.75%, 02/01/32 (Call 02/01/27)(a)	4,161	3,356,991
Directv Financing LLC, 8.88%, 02/01/30
(Call 02/01/26)(a)	2,163	2,177,416
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27
(Call 04/01/24)(a)	4,567	4,310,653
GCI LLC, 4.75%, 10/15/28 (Call 03/18/24)(a)	2,682	2,406,478
Nexstar Media Inc. 4.75%, 11/01/28 (Call 03/11/24)(a)(b)	4,918	4,366,940
5.63%, 07/15/27 (Call 03/11/24)(a)(b)	1,342	1,271,786
Sirius XM Radio Inc. 3.88%, 09/01/31 (Call 09/01/26)(a)(b)	1,604	1,325,828
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	2,993	2,575,051
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	4,504	4,259,230
TEGNA Inc. 4.63%, 03/15/28 (Call 04/01/24)(b)	4,866	4,368,695
5.00%, 09/15/29 (Call 09/15/24)	1,594	1,402,720
Townsquare Media Inc., 6.88%, 02/01/26
(Call 04/01/24)(a)(b)	2,230	2,151,302

		47,723,371

Mining — 2.2%
Eldorado Gold Corp., 6.25%, 09/01/29
(Call 09/01/24)(a)	2,711	2,539,042
Endeavour Mining PLC, 5.00%, 10/14/26
(Call 04/02/24)(a)(b)	2,013	1,878,685
Hecla Mining Co., 7.25%, 02/15/28 (Call 03/18/24)	1,803	1,798,646
IAMGOLD Corp., 5.75%, 10/15/28
(Call 04/01/24)(a)(b)	2,538	2,265,216
Stillwater Mining Co. 4.00%, 11/16/26 (Call 04/02/24)(a)(b)	2,914	2,553,684
4.50%, 11/16/29 (Call 11/16/25)(a)(b)	3,018	2,342,783

		13,378,056

Office Furnishings — 0.3%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	2,115	1,990,938

Oil & Gas — 9.2%
Baytex Energy Corp. 8.50%, 04/30/30 (Call 04/30/26)(a)(b)	3,534	3,674,685
8.75%, 04/01/27 (Call 04/01/24)(a)(b)	1,434	1,487,561
Chord Energy Corp., 6.38%, 06/01/26
(Call 04/01/24)(a)	1,063	1,064,329
Civitas Resources Inc. 5.00%, 10/15/26 (Call 04/01/24)(a)(b)	1,031	998,983
8.38%, 07/01/28 (Call 07/01/25)(a)	978	1,023,403
8.75%, 07/01/31 (Call 07/01/26)(a)	4,225	4,493,165
CNX Resources Corp. 6.00%, 01/15/29 (Call 04/01/24)(a)	1,842	1,770,423

14	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® High Yield Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	$2,015	$2,031,389
CVR Energy Inc., 8.50%, 01/15/29 (Call 01/15/26)(a)	2,733	2,750,081
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (Call 10/01/26)(a)	2,441	2,499,638
Energean PLC, 6.50%, 04/30/27 (Call 04/02/24)(a)(b)	1,965	1,787,168
Gulfport Energy Corp., 8.00%, 05/17/26
(Call 05/17/24)(a)	1,004	1,021,733
Harbour Energy PLC, 5.50%, 10/15/26
(Call 04/01/24)(a)	2,026	1,974,641
Ithaca Energy North Sea PLC, 9.00%, 07/15/26
(Call 04/02/24)(a)	2,772	2,792,236
Kosmos Energy Ltd. 7.13%, 04/04/26 (Call 03/11/24)(a)(b)	2,929	2,833,808
7.50%, 03/01/28 (Call 04/01/24)(a)(b)	1,907	1,772,442
Magnolia Oil & Gas Operating LLC/Magnolia Oil &
Gas Finance Corp., 6.00%, 08/01/26
(Call 03/11/24)(a)	633	620,520
Matador Resources Co., 5.88%, 09/15/26
(Call 03/18/24)(b)	2,871	2,842,972
Northern Oil and Gas Inc. 8.13%, 03/01/28 (Call 04/01/24)(a)	3,055	3,093,585
8.75%, 06/15/31 (Call 06/15/26)(a)(b)	1,935	2,022,075
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/28 (Call 04/01/24)	1,925	1,872,063
7.88%, 09/15/30 (Call 09/15/26)(a)	2,043	2,093,421
Permian Resources Operating LLC, 8.00%, 04/15/27
(Call 04/15/24)(a)	2,280	2,351,277
Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/01/28 (Call 11/01/25)(a)	2,529	2,584,892
Strathcona Resources Ltd., 6.88%, 08/01/26
(Call 04/01/24)(a)(b)	2,415	2,399,906
Talos Production Inc. 9.00%, 02/01/29 (Call 02/01/26)(a)	618	631,635
9.38%, 02/01/31 (Call 02/01/27)(a)	729	752,994

		55,241,025

Oil & Gas Services — 2.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/24)(a)	919	896,088
6.88%, 04/01/27 (Call 04/01/24)(a)	1,739	1,730,247
Bristow Group Inc., 6.88%, 03/01/28
(Call 04/01/24)(a)(b)	865	846,835
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/24)	2,935	2,931,004
6.88%, 09/01/27 (Call 04/01/24)	1,712	1,703,203
Weatherford International Ltd., 8.63%, 04/30/30
(Call 10/30/24)(a)(b)	3,986	4,132,486

		12,239,863

Packaging & Containers — 0.4%
Graham Packaging Co. Inc., 7.13%, 08/15/28
(Call 04/01/24)(a)	2,585	2,291,060

Pharmaceuticals — 1.1%
Elanco Animal Health Inc., 6.65%, 08/28/28
(Call 05/28/28)(b)	2,985	3,007,252
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 04/30/31 (Call 04/30/26)(a)	4,150	3,557,048

		6,564,300

Security	Par (000)	Value

Pipelines — 2.2%
Antero Midstream Partners LP/Antero Midstream
Finance Corp., 5.75%, 03/01/27 (Call 03/18/24)(a)	$2,200	$2,152,563
EnLink Midstream Partners LP, 4.15%, 06/01/25
(Call 03/01/25)(b)	1,415	1,379,514
EQM Midstream Partners LP, 6.50%, 07/15/48
(Call 01/15/48)	1,545	1,568,232
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32 (Call 01/15/27)(a)	2,076	2,129,358
New Fortress Energy Inc. 6.50%, 09/30/26 (Call 04/01/24)(a)(b)	4,650	4,489,753
6.75%, 09/15/25 (Call 03/21/24)(a)	1,363	1,355,966

		13,075,386

Real Estate — 2.0%
Anywhere Real Estate Group LLC/Anywhere
Co-Issuer Corp., 7.00%, 04/15/30
(Call 04/15/25)(a)	3,103	2,811,938
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28 (Call 04/01/24)(a)	3,027	2,981,807
Howard Hughes Corp. (The) 4.13%, 02/01/29 (Call 03/18/24)(a)	3,272	2,904,522
4.38%, 02/01/31 (Call 02/01/26)(a)	2,922	2,489,231
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/30 (Call 04/15/25)(a)	1,505	1,054,151

		12,241,649

Real Estate Investment Trusts — 5.0%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)(b)	2,598	2,149,016
Brookfield Property REIT Inc./BPR
Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/27 (Call 04/01/24)(a)	1,148	1,009,202
5.75%, 05/15/26 (Call 03/11/24)(a)(b)	3,202	3,088,294
Iron Mountain Inc. 4.50%, 02/15/31 (Call 02/15/26)(a)	744	658,392
5.25%, 03/15/28 (Call 03/11/24)(a)	311	299,740
5.63%, 07/15/32 (Call 07/15/26)(a)	837	777,911
Office Properties Income Trust, 4.50%, 02/01/25
(Call 11/01/24)	3,239	2,623,590
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	41	37,669
5.88%, 10/01/28 (Call 04/01/24)(a)	2,859	2,779,034
RLJ Lodging Trust LP 3.75%, 07/01/26 (Call 04/01/24)(a)	2,035	1,918,496
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	2,592	2,262,453
Service Properties Trust, 4.75%, 10/01/26
(Call 08/01/26)	2,219	2,052,749
Starwood Property Trust Inc., 4.38%, 01/15/27
(Call 07/15/26)(a)(b)	1,541	1,444,688
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.50%, 02/15/29 (Call 03/11/24)(a)(b)	5,369	4,133,748
10.50%, 02/15/28 (Call 09/15/25)(a)	2,373	2,456,287
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(a)	2,381	2,198,865

		29,890,134

Retail — 6.8%
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)(b)	2,347	2,034,849
Bath & Body Works Inc. 6.75%, 07/01/36	2,739	2,691,929
6.88%, 11/01/35	4,112	4,114,064

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 29, 2024	iShares® High Yield Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Brinker International Inc., 8.25%, 07/15/30
(Call 06/27/26)(a)(b)	$1,456	$1,525,903
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28
(Call 02/15/25)(a)(b)	2,192	2,312,801
FirstCash Inc. 4.63%, 09/01/28 (Call 04/01/24)(a)	2,188	2,023,772
5.63%, 01/01/30 (Call 01/01/25)(a)(b)	2,380	2,254,543
Gap Inc. (The) 3.63%, 10/01/29 (Call 10/01/24)(a)	3,796	3,206,420
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	2,332	1,881,104
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)	3,121	2,457,787
Macy’s Retail Holdings LLC 5.88%, 04/01/29 (Call 04/01/24)(a)(b)	2,344	2,257,436
6.13%, 03/15/32 (Call 03/15/27)(a)	1,202	1,118,786
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)(b)	6,211	4,437,759
QVC Inc. 4.38%, 09/01/28 (Call 06/01/28)	3,329	2,730,549
4.75%, 02/15/27 (Call 11/15/26)(b)	3,753	3,382,209
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)(b)	2,842	2,572,010

		41,001,921

Software — 0.7%
MicroStrategy Inc., 6.13%, 06/15/28
(Call 06/15/24)(a)(b)	2,829	2,727,724
ROBLOX Corp., 3.88%, 05/01/30
(Call 11/01/24)(a)(b)	1,892	1,657,071

		4,384,795

Telecommunications — 2.7%
Consolidated Communications Inc., 6.50%, 10/01/28
(Call 03/11/24)(a)(b)	3,932	3,371,690
Frontier Communications Holdings LLC 5.88%, 11/01/29 (Call 11/01/24)	925	792,271
6.75%, 05/01/29 (Call 05/01/24)(a)	5,224	4,690,070
8.63%, 03/15/31 (Call 03/15/26)(a)	2,249	2,279,143
Hughes Satellite Systems Corp. 5.25%, 08/01/26	1,829	1,562,643
6.63%, 08/01/26	5,060	3,334,641

		16,030,458

Security	Par (000)	Value

Trucking & Leasing — 0.9%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)	$4,529	$4,336,342
6.50%, 10/01/25 (Call 04/01/24)(a)	850	850,411

		5,186,753

Total Long-Term Investments — 98.1%
(Cost: $581,497,087)		589,380,154

	Shares

Short-Term Securities

Money Market Funds — 17.7%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.50%(d)(e)(f)	104,999,342	105,051,842
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.30%(d)(e)	1,110,000	1,110,000

Total Short-Term Securities — 17.7%
(Cost: $106,148,978)		106,161,842

Total Investments — 115.8%
(Cost: $687,646,065)		695,541,996

Liabilities in Excess of Other Assets — (15.8)%		(95,137,612)

Net Assets — 100.0%		$600,404,384

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$24,449,304	$80,609,435	(a)	$—		$(5,529)	$(1,368)	$105,051,842	104,999,342	$327,417	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,280,000	—		(170,000	)(a)	—	—	1,110,000	1,110,000	120,935		—

						$(5,529)	$(1,368)	$106,161,842		$448,352		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

16	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® High Yield Systematic Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$589,380,154	$—	$589,380,154
Short-Term Securities
Money Market Funds	106,161,842	—	—	106,161,842

	$106,161,842	$589,380,154	$—	$695,541,996

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments February 29, 2024	iShares® Investment Grade Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.7%
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	$1,251	$1,005,767
3.60%, 05/01/34 (Call 02/01/34)	2,767	2,325,763
5.15%, 05/01/30 (Call 02/01/30)	2,598	2,554,525
5.71%, 05/01/40 (Call 11/01/39)	410	399,384
HEICO Corp., 5.35%, 08/01/33 (Call 05/01/33)	740	736,223
Northrop Grumman Corp., 4.75%, 06/01/43	629	571,247
RTX Corp.
4.50%, 06/01/42	1,869	1,634,084
4.88%, 10/15/40	405	373,657

		9,600,650

Agriculture — 2.5%
Altria Group Inc.
3.40%, 05/06/30 (Call 02/06/30)	295	265,510
5.38%, 01/31/44(a)	1,451	1,410,185
5.80%, 02/14/39 (Call 08/14/38)	2,197	2,190,852
6.88%, 11/01/33 (Call 08/01/33)	630	680,636
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)	1,177	970,319
4.74%, 03/16/32 (Call 12/16/31)(a)	255	239,884
6.34%, 08/02/30 (Call 06/02/30)	315	325,300
6.42%, 08/02/33 (Call 05/02/33)(a)	355	365,189
7.08%, 08/02/43 (Call 02/02/43)	649	676,319
7.75%, 10/19/32 (Call 07/19/32)(a)	600	670,554
Philip Morris International Inc.
5.38%, 02/15/33 (Call 11/15/32)	1,435	1,428,128
5.75%, 11/17/32 (Call 08/17/32)	502	512,069
6.38%, 05/16/38	1,959	2,113,664
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	707	675,324
5.85%, 08/15/45 (Call 02/15/45)	1,699	1,543,548

		14,067,481

Apparel — 0.6%
Tapestry Inc.
7.70%, 11/27/30 (Call 09/27/30)	2,640	2,799,322
7.85%, 11/27/33 (Call 08/27/33)(a)	490	530,055

		3,329,377

Auto Parts & Equipment — 0.4%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32
(Call 12/01/31)(a)	2,490	2,147,100

Banks — 13.4%
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(b)	1,761	1,787,287
7.88%, 11/15/34 (Call 11/15/33), (1-year CMT + 3.300%)(b)	1,200	1,279,265
Bank of America Corp.
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(b)	3,052	2,687,773
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(b)	2,999	2,699,779
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(b)	2,508	2,391,139
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(b)	2,013	1,914,590
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(b)	2,859	2,687,422

Security	Par (000)	Value

Banks (continued)
6.10%, 03/17/25 (Call 03/17/25), (3-mo. SOFR + 4.160%)(a)(b)(c)	$1,486	$1,484,993
Bank of New York Mellon Corp. (The), Series F, 4.63%, 09/20/26 (Call 09/20/26),
(3-mo. SOFR + 3.393%)(b)(c)	2,966	2,808,731
Citibank NA, 5.86%, 09/29/25 (Call 08/29/25)	595	601,991
Citigroup Inc., 3.30%, 04/27/25	2,304	2,252,672
Goldman Sachs Group Inc. (The), 3.85%, 01/26/27 (Call 01/26/26)	2,790	2,694,382
HSBC Holdings PLC
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(b)	2,946	2,731,607
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(b)	2,547	2,441,713
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(b)	1,702	1,637,422
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(a)(b)	703	690,815
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(b)	2,026	2,146,288
JPMorgan Chase & Co.
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(b)	3,327	2,675,646
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(b)	3,060	2,684,514
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(b)	2,670	2,487,614
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(b)	483	463,788
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(b)	2,715	2,351,862
3.59%, 07/22/28 (Call 07/22/27)(b)	2,596	2,457,386
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(a)(b)	2,964	2,692,713
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(b)	2,693	2,546,257
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(b)	2,706	2,597,439
PNC Financial Services Group Inc. (The) 5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(a)(b)	2,490	2,503,731
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(b)	2,601	2,669,218
6.88%, 10/20/34 (Call 10/20/33), (1-day SOFR + 2.284%)(b)	374	405,150
Wells Fargo & Co.
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(b)	3,028	2,655,485
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(b)	388	369,415
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(b)	1,330	1,264,681
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(b)	2,699	2,580,645
5.39%, 04/24/34 (Call 04/24/33), (1-day SOFR + 2.020%)(b)	1,226	1,205,819
5.50%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.780%)(b)	2,380	2,364,280

18	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Investment Grade Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series BB, 3.90%, (Call 03/15/26), (5-year CMT + 3.453%)(b)(c)	$2,915	$2,742,846

		74,656,358

Beverages — 1.1%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)(a)	2,303	2,204,225
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39 (Call 07/23/38)(a)	144	146,437
8.20%, 01/15/39	823	1,060,367
Coca-Cola Co. (The), 2.75%, 06/01/60(a)	4,260	2,702,594

		6,113,623

Biotechnology — 1.9%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	1,102	940,816
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	3,312	2,772,153
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)	2,502	2,228,440
Gilead Sciences Inc., 5.65%, 12/01/41 (Call 06/01/41)	1,081	1,101,616
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	3,156	2,552,984
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	513	480,294
1.75%, 09/02/27 (Call 07/02/27)(a)	493	439,000
2.15%, 09/02/31 (Call 06/02/31)(a)	260	207,510

		10,722,813

Building Materials — 0.5%
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	2,300	1,912,067
Fortune Brands Innovations Inc., 5.88%, 06/01/33 (Call 03/01/33)	855	868,085

		2,780,152

Chemicals — 1.6%
Dow Chemical Co. (The), 5.55%, 11/30/48 (Call 05/30/48)	1,172	1,141,026
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	1,076	1,063,630
Eastman Chemical Co.
5.63%, 02/20/34 (Call 11/20/33)	2,089	2,073,663
5.75%, 03/08/33 (Call 12/08/32)	661	665,398
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	2,135	2,027,835
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	1,044	918,094
LYB International Finance III LLC, 5.63%, 05/15/33 (Call 02/15/33)	724	735,164

		8,624,810

Commercial Services — 1.4%
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	1,965	1,603,751
Global Payments Inc.
2.90%, 11/15/31 (Call 08/15/31)	2,183	1,821,964
3.20%, 08/15/29 (Call 05/15/29)	1,268	1,129,301
5.30%, 08/15/29 (Call 06/15/29)	591	583,059
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	385	308,367
2.90%, 10/01/30 (Call 07/01/30)	2,880	2,496,057

		7,942,499

Computers — 2.5%
Apple Inc., 2.55%, 08/20/60 (Call 02/20/60)(a)	4,612	2,834,893
Booz Allen Hamilton Inc., 5.95%, 08/04/33 (Call 05/04/33)	832	853,438

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)	$2,260	$2,711,094
8.35%, 07/15/46 (Call 01/15/46)(a)	673	851,463
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)(a)	435	392,007
4.20%, 04/15/32 (Call 01/15/32)	593	547,338
5.50%, 01/15/33 (Call 10/15/32)(a)	1,435	1,439,402
6.00%, 09/15/41(a)	1,161	1,190,289
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	985	807,328
4.38%, 05/15/30 (Call 02/15/30)	1,994	1,876,303
5.75%, 03/15/33 (Call 12/15/32)	253	257,128
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	420	354,477

		14,115,160

Distribution & Wholesale — 0.5%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)(d)	215	217,267
5.75%, 06/15/28 (Call 05/15/28)	1,915	1,935,196
6.25%, 06/15/33 (Call 03/15/33)	732	752,253

		2,904,716

Diversified Financial Services — 3.3%
American Express Co., 3.55%, 09/15/26 (Call 09/15/26), (5-year CMT + 2.854%)(a)(b)(c)	3,244	2,926,809
Ares Management Corp., 6.38%, 11/10/28 (Call 10/10/28)(a)	630	656,532
Capital One Financial Corp.
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(b)	2,270	2,323,647
7.62%, 10/30/31 (Call 10/30/30), (1-day SOFR + 3.070%)(b)	2,490	2,724,913
Charles Schwab Corp. (The)
5.38%, 06/01/25 (Call 06/01/25), (5-year CMT + 4.971%)(a)(b)(c)	1,136	1,120,285
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(b)	1,427	1,449,128
6.14%, 08/24/34 (Call 08/24/33), (1-day SOFR + 2.010%)(a)(b)	2,305	2,388,004
LPL Holdings Inc., 6.75%, 11/17/28 (Call 10/17/28)	1,970	2,056,309
Visa Inc., 2.00%, 08/15/50 (Call 02/15/50)(a)	4,600	2,683,749

		18,329,376

Electric — 9.9%
Ameren Illinois Co.
3.85%, 09/01/32 (Call 06/01/32)	675	615,335
4.95%, 06/01/33 (Call 03/01/33)	655	644,773
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33 (Call 01/01/33)	828	815,826
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	225	214,323
Constellation Energy Generation LLC
5.80%, 03/01/33 (Call 12/01/32)	790	807,451
6.13%, 01/15/34 (Call 10/15/33)	650	678,140
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	461	319,710
4.63%, 05/15/33 (Call 11/15/32)	833	804,785
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	190	126,325
5.20%, 04/01/33 (Call 01/01/33)(a)	830	835,207
Series A, 3.00%, 03/01/32 (Call 12/01/31)	679	586,237
Duke Energy Carolinas LLC
2.85%, 03/15/32 (Call 12/15/31)(a)	739	627,916
3.20%, 08/15/49 (Call 02/15/49)	1,939	1,339,323

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 29, 2024	iShares® Investment Grade Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.95%, 01/15/33 (Call 10/15/32)	$392	$386,400
Duke Energy Florida LLC
2.40%, 12/15/31 (Call 09/15/31)	1,050	867,498
5.88%, 11/15/33 (Call 08/15/33)(a)	440	460,610
6.20%, 11/15/53 (Call 05/15/53)	199	215,506
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	874	544,075
5.40%, 04/01/53 (Call 10/01/52)	671	647,155
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	425	293,459
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	1,108	895,708
3.40%, 04/01/32 (Call 01/01/32)	630	557,272
5.25%, 03/15/33 (Call 12/15/32)	576	574,999
Edison International
5.25%, 11/15/28 (Call 10/15/28)	781	776,548
6.95%, 11/15/29 (Call 09/15/29)	580	618,187
Entergy Louisiana LLC
2.35%, 06/15/32 (Call 03/15/32)(a)	710	575,199
4.00%, 03/15/33 (Call 12/15/32)	1,413	1,286,575
4.20%, 09/01/48 (Call 03/01/48)	648	524,150
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	2,741	2,589,201
Georgia Power Co., 4.30%, 03/15/42	380	325,079
Kentucky Utilities Co., 3.30%, 06/01/50 (Call 12/01/49)	453	313,859
National Grid PLC
5.60%, 06/12/28 (Call 05/12/28)	670	678,337
5.81%, 06/12/33 (Call 03/12/33)	2,126	2,148,127
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	775	531,998
4.55%, 09/15/32 (Call 06/15/32)	3,025	2,905,946
5.65%, 11/15/33 (Call 08/15/33)	1,477	1,525,788
Pacific Gas and Electric Co.
3.00%, 06/15/28 (Call 04/15/28)	310	281,471
5.90%, 06/15/32 (Call 03/15/32)	767	771,245
6.10%, 01/15/29 (Call 12/15/28)	2,074	2,123,078
6.15%, 01/15/33 (Call 10/15/32)(a)	1,199	1,226,505
6.40%, 06/15/33 (Call 03/15/33)(a)	704	731,956
PPL Electric Utilities Corp., 5.00%, 05/15/33 (Call 02/15/33)	850	844,695
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	2,670	2,148,943
5.25%, 04/01/53 (Call 10/01/52)	2,400	2,269,491
Public Service Electric & Gas Co.
3.10%, 03/15/32 (Call 12/15/31)(a)	624	544,416
4.65%, 03/15/33 (Call 12/15/32)	727	703,656
5.20%, 08/01/33 (Call 05/01/33)(a)	722	729,504
San Diego Gas & Electric Co.
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	1,347	896,577
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)(a)	164	141,849
Sempra, 4.88%, 10/15/25 (Call 10/15/25), (5-year CMT + 4.550%)(a)(b)(c)	2,286	2,237,891
Southern California Edison Co.
5.20%, 06/01/34 (Call 03/01/34)	345	337,458
5.88%, 12/01/53 (Call 06/01/53)	883	895,584
5.95%, 11/01/32 (Call 08/01/32)(a)	2,239	2,334,622
Southern Co. (The)
4.40%, 07/01/46 (Call 01/01/46)	1,464	1,233,940
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5-year CMT + 2.915%)(b)	1,695	1,589,668
Series B, 4.00%, 01/15/51 (Call 10/15/25), (5-year CMT + 3.733%)(b)	2,671	2,564,991

Security	Par (000)	Value

Electric (continued)
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	$750	$603,403
2.63%, 03/15/51 (Call 09/15/50)	630	380,481
5.45%, 03/15/53 (Call 09/15/52)	650	637,753

		54,886,204

Electronics — 0.8%
Avnet Inc., 6.25%, 03/15/28 (Call 02/15/28)	705	717,009
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	1,020	928,945
2.38%, 08/09/28 (Call 06/09/28)	935	813,397
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)	2,076	2,169,423

		4,628,774

Engineering & Construction — 0.3%
Jacobs Engineering Group Inc.
5.90%, 03/01/33 (Call 12/01/32)(a)	658	657,741
6.35%, 08/18/28 (Call 07/18/28)	852	879,375

		1,537,116

Food — 1.9%
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	781	679,027
4.85%, 11/01/28 (Call 08/01/28)	591	580,572
5.30%, 11/01/38 (Call 05/01/38)	2,169	2,053,355
J M Smucker Co. (The), 6.20%, 11/15/33 (Call 08/15/33)(a)	2,565	2,711,116
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	355	296,617
6.25%, 07/01/33 (Call 04/01/33)	2,710	2,739,008
Sysco Corp., 6.60%, 04/01/50 (Call 10/01/49)(a)	1,260	1,423,858

		10,483,553

Gas — 0.3%
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	415	346,734
5.50%, 01/15/26 (Call 12/15/25)	327	325,828
Southern California Gas Co.
5.20%, 06/01/33 (Call 03/01/33)	763	757,114
5.75%, 06/01/53 (Call 12/01/52)(a)	110	111,212
6.35%, 11/15/52 (Call 05/15/52)	101	111,087

		1,651,975

Health Care - Products — 1.8%
Dentsply Sirona Inc., 3.25%, 06/01/30 (Call 03/01/30)	2,322	2,020,972
HCA Inc., 3.63%, 03/15/32 (Call 12/15/31)	2,270	1,982,972
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	3,413	2,794,781
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	1,130	959,346
3.75%, 03/15/51 (Call 09/15/50)	898	664,283
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)	1,695	1,421,329

		9,843,683

Health Care - Services — 2.6%
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)(a)	2,767	2,438,651
3.38%, 02/15/30 (Call 02/15/25)	1,370	1,208,542
4.63%, 12/15/29 (Call 12/15/24)	325	307,629
Elevance Health Inc., 4.65%, 01/15/43	683	617,983
HCA Inc.
3.38%, 03/15/29 (Call 01/15/29)	660	601,937
4.13%, 06/15/29 (Call 03/15/29)(a)	2,714	2,555,393
5.13%, 06/15/39 (Call 12/15/38)	205	190,503

20	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Investment Grade Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)	$690	$622,324
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)	1,710	1,722,414
6.25%, 02/01/29 (Call 01/01/29)	1,085	1,116,325
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	353	315,066
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	802	729,165
2.65%, 10/15/30 (Call 07/15/30)	2,637	2,201,568

		14,627,500

Holding Companies - Diversified — 2.5%
Ares Capital Corp.
3.88%, 01/15/26 (Call 12/15/25)(a)	2,727	2,616,245
7.00%, 01/15/27	805	821,037
Blackstone Secured Lending Fund
2.85%, 09/30/28 (Call 07/30/28)(a)	1,006	875,486
3.63%, 01/15/26 (Call 12/15/25)	2,174	2,071,291
Blue Owl Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	510	445,610
3.40%, 07/15/26 (Call 06/15/26)	2,748	2,559,327
FS KKR Capital Corp.
3.13%, 10/12/28 (Call 08/12/28)(a)	2,438	2,105,886
3.40%, 01/15/26 (Call 12/15/25)	1,081	1,022,010
Golub Capital BDC Inc.
2.50%, 08/24/26 (Call 07/24/26)	456	416,136
6.00%, 07/15/29 (Call 06/15/29)	852	827,029

		13,760,057

Home Builders — 0.4%
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	2,698	2,376,272

Insurance — 5.4%
American International Group Inc.
5.13%, 03/27/33 (Call 12/27/32)	1,985	1,957,950
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(b)	1,459	1,433,330
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33 (Call 11/28/32)	1,670	1,665,627
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	2,340	2,241,449
5.88%, 01/15/34 (Call 10/15/33)	855	848,191
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	592	484,676
4.20%, 03/17/32 (Call 12/17/31)	830	753,488
CNA Financial Corp.
3.90%, 05/01/29 (Call 02/01/29)	380	356,597
5.50%, 06/15/33 (Call 03/15/33)	682	687,785
Corebridge Financial Inc.
3.90%, 04/05/32 (Call 01/05/32)	3,000	2,640,302
6.05%, 09/15/33 (Call 06/15/33)(d)	675	689,127
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50 (Call 04/15/50)	1,976	1,381,526
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	914	792,347
5.63%, 08/16/32 (Call 05/16/32)	2,056	2,022,080
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	535	434,714
3.40%, 06/15/30 (Call 03/15/30)	472	416,501
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	991	776,855
Markel Group Inc., 5.00%, 05/20/49 (Call 11/20/48)	394	354,874

Security	Par (000)	Value

Insurance (continued)
MetLife Inc., Series G, 3.85%, (Call 09/15/25), (5-year CMT + 3.576%)(a)(b)(c)	$2,865	$2,737,945
Prudential Financial Inc.
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(b)	1,762	1,539,024
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(a)(b)	2,612	2,538,061
Willis North America Inc.
4.65%, 06/15/27 (Call 05/15/27)	1,943	1,906,933
5.35%, 05/15/33 (Call 02/15/33)	1,245	1,223,933

		29,883,315

Internet — 0.9%
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	160	94,501
2.25%, 08/15/60 (Call 02/15/60)(a)	4,733	2,720,647
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)(a)	2,408	2,001,939

		4,817,087

Iron & Steel — 0.6%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)	347	361,398
6.80%, 11/29/32 (Call 08/29/32)(a)	2,602	2,750,681

		3,112,079

Lodging — 1.1%
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)	922	866,931
3.90%, 08/08/29 (Call 05/08/29)	2,278	2,060,223
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	2,674	2,589,900
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	1,015	866,571

		6,383,625

Machinery — 0.6%
nVent Finance Sarl, 5.65%, 05/15/33 (Call 02/15/33)	690	690,004
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28 (Call 06/15/28)	2,757	2,689,446

		3,379,450

Machinery - Diversified — 0.5%
Ingersoll Rand Inc., 5.70%, 08/14/33 (Call 05/14/33)(a)	2,672	2,717,452

Manufacturing — 0.7%
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	2,326	2,021,481
General Electric Co.
5.88%, 01/14/38	535	568,826
6.75%, 03/15/32	626	695,108
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	470	412,263

		3,697,678

Media — 0.8%
Comcast Corp., 1.95%, 01/15/31 (Call 10/15/30)	680	558,654
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	120	104,336
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)(a)	280	273,198
5.48%, 01/25/39 (Call 07/25/38)	2,462	2,299,946
6.50%, 10/13/33 (Call 07/13/33)	500	525,146
Walt Disney Co. (The), 6.65%, 11/15/37	408	462,158

		4,223,438

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 29, 2024	iShares® Investment Grade Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining — 1.0%
Freeport-McMoRan Inc., 5.45%, 03/15/43 (Call 09/15/42)(a)	$1,252	$1,165,795
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)(a)	1,638	1,508,912
Southern Copper Corp.
5.25%, 11/08/42	205	192,739
5.88%, 04/23/45	1,466	1,457,720
6.75%, 04/16/40(a)	1,070	1,175,706

		5,500,872

Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	313	289,898
3.28%, 12/01/28 (Call 10/01/28)	747	668,251
3.57%, 12/01/31 (Call 09/01/31)	2,579	2,238,340

		3,196,489

Oil & Gas — 2.5%
BP Capital Markets PLC, 4.88%, (Call 03/22/30), (5-year CMT + 4.398%)(a)(b)(c)	2,894	2,731,209
Diamondback Energy Inc., 6.25%, 03/15/33 (Call 12/15/32)(a)	2,219	2,332,871
EQT Corp.
5.70%, 04/01/28 (Call 03/01/28)	670	674,785
5.75%, 02/01/34 (Call 11/01/33)(a)	945	929,512
Occidental Petroleum Corp.
7.50%, 05/01/31	1,265	1,396,994
8.88%, 07/15/30 (Call 01/15/30)	2,204	2,541,964
Pioneer Natural Resources Co., 2.15%, 01/15/31 (Call 10/15/30)(a)	1,215	1,016,470
Valero Energy Corp., 6.63%, 06/15/37(a)	2,283	2,444,895

		14,068,700

Packaging & Containers — 0.5%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	369	355,232
5.63%, 05/26/33 (Call 02/26/33)(a)	590	599,911
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	2,379	2,009,731

		2,964,874

Pharmaceuticals — 3.3%
AbbVie Inc., 4.50%, 05/14/35 (Call 11/14/34)	1,277	1,216,538
AstraZeneca PLC, 6.45%, 09/15/37	1,922	2,166,517
Cencora Inc., 2.70%, 03/15/31 (Call 12/15/30)	2,923	2,497,276
Cigna Group (The)
4.80%, 08/15/38 (Call 02/15/38)	125	115,930
4.80%, 07/15/46 (Call 01/16/46)	2,346	2,096,498
4.90%, 12/15/48 (Call 06/15/48)	123	110,545
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)(a)	1,103	1,004,620
4.78%, 03/25/38 (Call 09/25/37)	2,177	1,978,262
5.13%, 07/20/45 (Call 01/20/45)	497	452,071
Eli Lilly & Co., 2.25%, 05/15/50 (Call 11/15/49)	4,400	2,660,704
Johnson & Johnson
2.25%, 09/01/50 (Call 03/01/50)	1,935	1,194,473
2.45%, 09/01/60 (Call 03/01/60)	3,923	2,315,414
Zoetis Inc., 4.70%, 02/01/43 (Call 08/01/42)(a)	491	449,289

		18,258,137

Pipelines — 8.4%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	415	366,353
3.60%, 09/01/32 (Call 06/01/32)	689	599,007
5.63%, 08/01/34 (Call 05/01/34)	835	828,295

Security	Par (000)	Value

Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	$580	$534,878
5.13%, 06/30/27 (Call 01/01/27)	2,497	2,485,664
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 03/11/24)	2,857	2,742,379
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)(a)	559	498,546
4.50%, 10/01/29 (Call 10/01/24)(a)	2,736	2,562,714
Enbridge Inc.
5.50%, 07/15/77 (Call 07/15/27), (3-mo. SOFR + 3.680%)(b)	3,055	2,840,458
6.25%, 03/01/78 (Call 03/01/28), (3-mo. SOFR + 3.903%)(b)	1,560	1,488,913
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30), (5-year CMT + 5.314%)(a)(b)	588	548,426
Energy Transfer LP
4.95%, 05/15/28 (Call 02/15/28)	1,451	1,432,008
5.25%, 04/15/29 (Call 01/15/29)(a)	2,603	2,592,956
5.75%, 02/15/33 (Call 11/15/32)	1,140	1,147,861
6.55%, 12/01/33 (Call 09/01/33)	515	546,260
Enterprise Products Operating LLC, Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(b)	3,129	2,968,269
Kinder Morgan Inc.
4.80%, 02/01/33 (Call 11/01/32)	2,095	1,977,311
5.30%, 12/01/34 (Call 06/01/34)(a)	726	707,678
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	199	169,433
4.50%, 04/15/38 (Call 10/15/37)	994	865,100
5.00%, 03/01/33 (Call 12/01/32)	2,265	2,166,496
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	810	718,470
3.40%, 09/01/29 (Call 06/01/29)	710	648,306
4.55%, 07/15/28 (Call 04/15/28)	113	110,392
6.05%, 09/01/33 (Call 06/01/33)	2,129	2,194,143
6.10%, 11/15/32 (Call 08/15/32)	970	1,005,638
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)(a)	658	596,989
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	2,502	2,413,596
4.50%, 05/15/30 (Call 11/15/29)(a)	972	930,120
Targa Resources Corp., 6.15%, 03/01/29 (Call 02/01/29)	1,130	1,164,675
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31 (Call 02/01/26)	2,695	2,553,340
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27), (3 mo. LIBOR US + 3.208%)(b)	3,146	2,892,790
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26), (3 mo. LIBOR US + 4.640%)(b)	1,833	1,757,958

		47,055,422

Real Estate — 0.5%
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)	2,714	2,738,894

Real Estate Investment Trusts — 5.6%
American Homes 4 Rent LP, 3.63%, 04/15/32 (Call 01/15/32)	870	759,109
American Tower Corp.
2.90%, 01/15/30 (Call 10/15/29)	1,328	1,163,480
3.80%, 08/15/29 (Call 05/15/29)	1,888	1,747,194

22	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Investment Grade Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.95%, 03/15/29 (Call 12/15/28)	$330	$309,719
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)	1,243	1,143,706
4.13%, 05/15/29 (Call 02/15/29)	1,991	1,861,644
Crown Castle Inc.
3.65%, 09/01/27 (Call 06/01/27)	210	198,289
3.80%, 02/15/28 (Call 11/15/27)	875	824,078
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	858	746,406
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	295	271,772
5.55%, 01/15/28 (Call 12/15/27)	531	536,327
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)(a)	2,185	1,811,322
3.20%, 11/18/29 (Call 08/18/29)	1,081	970,832
Extra Space Storage LP, 5.70%, 04/01/28 (Call 03/01/28)	614	622,572
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	2,262	1,876,528
5.30%, 01/15/29 (Call 10/15/28)	1,385	1,343,734
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30 (Call 06/15/30)	2,242	1,977,033
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	1,040	812,339
2.30%, 11/15/28 (Call 09/15/28)	901	788,049
4.15%, 04/15/32 (Call 01/15/32)	870	784,814
Sun Communities Operating LP
2.70%, 07/15/31 (Call 04/15/31)	2,372	1,934,567
4.20%, 04/15/32 (Call 01/15/32)	1,073	953,391
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	1,423	1,363,225
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)(a)	2,652	2,568,218
4.95%, 02/15/30 (Call 12/15/29)	511	486,481
Welltower OP LLC
3.10%, 01/15/30 (Call 10/15/29)	1,906	1,700,317
3.85%, 06/15/32 (Call 03/15/32)	470	421,956
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	1,465	1,375,342

		31,352,444

Retail — 1.9%
AutoZone Inc., 6.55%, 11/01/33 (Call 08/01/33)(a)	695	750,804
Darden Restaurants Inc., 6.30%, 10/10/33 (Call 07/10/33)	645	673,736
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)(a)	2,470	2,069,860
4.10%, 01/15/52 (Call 07/15/51)	1,117	789,623
Dollar General Corp., 5.45%, 07/05/33 (Call 04/05/33)(a)	2,597	2,579,346
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)(a)	765	636,710
4.20%, 05/15/28 (Call 02/15/28)	2,380	2,295,436
McDonald’s Corp., 4.70%, 12/09/35 (Call 06/09/35)	614	589,855
Walmart Inc., 2.65%, 09/22/51 (Call 03/22/51)(a)	635	413,545

		10,798,915

Semiconductors — 2.6%
Broadcom Inc., 4.15%, 11/15/30 (Call 08/15/30)	2,094	1,958,988
Marvell Technology Inc.
2.95%, 04/15/31 (Call 01/15/31)	2,100	1,799,912
5.75%, 02/15/29 (Call 01/15/29)(a)	245	249,608
5.95%, 09/15/33 (Call 06/15/33)	656	677,577
Micron Technology Inc.
4.66%, 02/15/30 (Call 11/15/29)	2,024	1,958,034

Security	Par (000)	Value

Semiconductors (continued)
5.88%, 09/15/33 (Call 06/15/33)	$553	$563,821
6.75%, 11/01/29 (Call 09/01/29)	934	991,387
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)	575	580,942
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30 (Call 02/01/30)	337	302,069
4.30%, 06/18/29 (Call 03/18/29)	2,674	2,553,840
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)	2,480	2,307,090
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	700	586,409

		14,529,677

Shipbuilding — 0.2%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)(a)	915	795,444
4.20%, 05/01/30 (Call 02/01/30)	362	340,726

		1,136,170

Software — 3.6%
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)(a)	1,185	992,918
2.90%, 12/01/29 (Call 09/01/29)	1,794	1,582,967
Microsoft Corp.
2.68%, 06/01/60 (Call 12/01/59)	4,175	2,635,001
3.04%, 03/17/62 (Call 09/17/61)(a)	4,283	2,918,873
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	185	159,549
2.95%, 04/01/30 (Call 01/01/30)	1,334	1,183,049
3.90%, 05/15/35 (Call 11/15/34)	655	562,427
4.30%, 07/08/34 (Call 01/08/34)	2,641	2,396,874
5.38%, 07/15/40	2,605	2,493,586
6.25%, 11/09/32 (Call 08/09/32)(a)	1,825	1,927,789
VMware LLC
3.90%, 08/21/27 (Call 05/21/27)	2,679	2,553,728
4.70%, 05/15/30 (Call 02/15/30)	786	756,275

		20,163,036

Telecommunications — 4.9%
AT&T Inc.
4.35%, 03/01/29 (Call 12/01/28)	633	610,866
5.40%, 02/15/34 (Call 11/15/33)	290	290,383
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	2,200	2,595,885
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	555	457,452
2.75%, 05/24/31 (Call 02/24/31)	810	676,322
4.60%, 05/23/29 (Call 02/23/29)	1,939	1,884,084
Orange SA, 9.00%, 03/01/31	1,962	2,371,641
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)	3,097	2,752,356
Sprint Capital Corp.
6.88%, 11/15/28	675	718,006
8.75%, 03/15/32	2,214	2,673,899
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	2,807	2,436,303
T-Mobile USA Inc.
2.40%, 03/15/29 (Call 01/15/29)	355	312,694
2.55%, 02/15/31 (Call 11/15/30)	1,632	1,375,988
2.70%, 03/15/32 (Call 12/15/31)	520	432,788
3.60%, 11/15/60 (Call 05/15/60)(a)	2,830	1,957,498
3.88%, 04/15/30 (Call 01/15/30)	2,674	2,482,049
4.38%, 04/15/40 (Call 10/15/39)	950	832,819
4.50%, 04/15/50 (Call 10/15/49)	241	203,937

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 29, 2024	iShares® Investment Grade Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Verizon Communications Inc.
4.27%, 01/15/36	$798	$724,759
4.40%, 11/01/34 (Call 05/01/34)	743	691,084
4.50%, 08/10/33	252	237,813
5.25%, 03/16/37	340	339,480

		27,058,106

Transportation — 0.3%
United Parcel Service Inc., 6.20%, 01/15/38	1,726	1,889,045

Water — 0.1%
Essential Utilities Inc., 5.38%, 01/15/34 (Call 10/15/33)	698	686,431

Total Long-Term Investments — 98.5% (Cost: $551,369,069)		548,740,585

	Shares

Short-Term Securities

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(e)(f)(g)	45,571,566	45,594,352

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(e)(f)	2,630,000	$2,630,000

Total Short-Term Securities — 8.6% (Cost: $48,220,505)		48,224,352

Total Investments — 107.1% (Cost: $599,589,574)		596,964,937

Liabilities in Excess of Other Assets — (7.1)%		(39, 800,366)

Net Assets — 100.0%		$557,164,571

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,118,282	$32,482,808	(a)	$—	$(5,538)	$(1,200)	$45,594,352	45,571,566	$60,961	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,043,000	587,000	(a)	—	—	—	2,630,000	2,630,000	74,768		—

					$(5,538)	$(1,200)	$48,224,352		$135,729		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$548,740,585	$—	$548,740,585

24	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Investment Grade Systematic Bond ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$48,224,352	$—	$—	$48,224,352

	$48,224,352	$548,740,585	$—	$596,964,937

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments February 29, 2024	iShares® USD Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.5%
Bank, Series 2017, Class A5, 3.44%, 09/15/60
(Call 09/15/27)	$40	$37,636
Commission Mortgage Trust, 2.87%, 08/15/57
(Call 11/15/29)	50	46,504
GS Mortgage Securities Trust, 2.91%, 02/13/53
(Call 01/13/30)	75	66,019
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A4, 3.72%, 07/15/50
(Call 06/15/25)	25	24,304
Wells Fargo Commercial Mortgage Trust, 3.79%, 12/15/49 (Call 12/15/26)	10	9,551

		184,014

Total Collaterized Mortgage Obligations — 1.5% (Cost: $212,929)		184,014

Corporate Bonds & Notes

Advertising — 0.0%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28
(Call 03/11/24)(a)	2	1,862

Aerospace & Defense — 1.1%
Boeing Co. (The) 2.20%, 02/04/26 (Call 03/11/24)	43	40,339
3.25%, 02/01/35 (Call 11/01/34)	8	6,432
3.60%, 05/01/34 (Call 02/01/34)	15	12,608
4.88%, 05/01/25 (Call 04/01/25)	10	9,907
5.15%, 05/01/30 (Call 02/01/30)	12	11,799
General Dynamics Corp., 3.25%, 04/01/25
(Call 03/01/25)	10	9,791
HEICO Corp., 5.35%, 08/01/33 (Call 05/01/33)	4	3,980
L3Harris Technologies Inc. 4.40%, 06/15/28
(Call 03/15/28)	15	14,582
Northrop Grumman Corp., 4.75%, 06/01/43	3	2,725
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	4	3,980
RTX Corp. 3.95%, 08/16/25 (Call 06/16/25)	10	9,809
4.50%, 06/01/42	11	9,617
4.88%, 10/15/40	3	2,768
Spirit AeroSystems Inc., 9.75%, 11/15/30
(Call 11/15/26)(a)	3	3,214

		141,551

Agriculture — 1.1%
Altria Group Inc. 2.35%, 05/06/25 (Call 04/06/25)	15	14,485
3.40%, 05/06/30 (Call 02/06/30)	2	1,800
4.80%, 02/14/29 (Call 11/14/28)	1	982
5.38%, 01/31/44	8	7,775
5.80%, 02/14/39 (Call 08/14/38)	12	11,966
6.88%, 11/01/33 (Call 08/01/33)	4	4,322
BAT Capital Corp. 2.73%, 03/25/31 (Call 12/25/30)	8	6,595
4.91%, 04/02/30 (Call 01/02/30)	8	7,775
6.34%, 08/02/30 (Call 06/02/30)	2	2,065
6.42%, 08/02/33 (Call 05/02/33)	2	2,057
7.75%, 10/19/32 (Call 07/19/32)	4	4,470
Philip Morris International Inc. 5.00%, 11/17/25	10	9,965
5.38%, 02/15/33 (Call 11/15/32)	22	21,895

Security	Par (000)	Value

Agriculture (continued)
5.63%, 11/17/29 (Call 09/17/29)	$1	$1,024
5.75%, 11/17/32 (Call 08/17/32)	2	2,040
6.38%, 05/16/38	12	12,947
Reynolds American Inc. 4.45%, 06/12/25 (Call 03/12/25)	5	4,923
5.70%, 08/15/35 (Call 02/15/35)	4	3,821
5.85%, 08/15/45 (Call 02/15/45)	11	9,994
Vector Group Ltd., 5.75%, 02/01/29 (Call 04/01/24)(a)	4	3,665

		134,566

Airlines — 0.1%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	3	2,841
American Airlines Inc., 7.25%, 02/15/28
(Call 02/15/25)(a)	3	3,025
Azul Secured Finance LLP 10.88%, 05/28/30 (Call 05/28/26)(a)	2	1,669
11.93%, 08/28/28 (Call 02/28/26)	2	2,033
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)	2	1,918
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/28)(a)	4	3,690

		15,176

Alternate Investments — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 01/15/29 (Call 10/15/28)(a)	14	14,630

Apparel — 0.2%
Tapestry Inc. 7.70%, 11/27/30 (Call 09/27/30)	15	15,905
7.85%, 11/27/33 (Call 08/27/33)	3	3,245

		19,150

Auto Manufacturers — 1.3%
American Honda Finance Corp. 5.25%, 07/07/26	2	2,015
5.80%, 10/03/25	23	23,218
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25
(Call 11/01/24)(a)	4	4,055
Ford Motor Credit Co. LLC 4.27%, 01/09/27 (Call 11/09/26)	15	14,370
6.95%, 03/06/26 (Call 02/06/26)	30	30,540
General Motors Financial Co. Inc. 5.40%, 04/06/26	30	30,014
6.05%, 10/10/25	5	5,037
Jaguar Land Rover Automotive PLC 4.50%, 10/01/27 (Call 07/01/27)(a)	2	1,882
5.50%, 07/15/29 (Call 07/15/24)(a)	2	1,923
PACCAR Financial Corp., 4.95%, 10/03/25	2	1,998
Toyota Motor Credit Corp. 3.95%, 06/30/25	10	9,846
5.40%, 11/20/26	21	21,213
5.60%, 09/11/25	14	14,121

		160,232

Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)	13	11,210

Banks — 11.8%
Banco Bilbao Vizcaya Argentaria SA, 6.14%, 09/14/28
(Call 09/14/27), (1-year CMT + 2.700%)(b)	20	20,299
Banco Santander SA, 5.15%, 08/18/25	20	19,852
Bank of America Corp. 1.20%, 10/24/26 (Call 10/24/25),
(1-day SOFR + 1.010%)(b)	20	18,633
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(b)	10	8,807

26	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® USD Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(b)	$ 20	$18,005
3.38%, 04/02/26 (Call 04/02/25),
(1-day SOFR + 1.330%)(b)	20	19,522
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(b)	14	13,079
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(b)	1	948
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(b)	18	17,161
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(b)	17	16,329
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(b)	10	9,511
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(b)	18	16,920
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(b)	18	17,294
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(b)	6	5,962
Series L, 3.95%, 04/21/25	10	9,835
Bank of Montreal 1.25%, 09/15/26	17	15,464
5.30%, 06/05/26	12	12,031
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	14	12,918
Series F, 4.63%, 09/20/26 (Call 09/20/26),
(3-mo. SOFR + 3.393%)(b)(c)	16	15,152
Bank of Nova Scotia (The) 3.45%, 04/11/25	40	39,154
5.35%, 12/07/26	22	22,080
Barclays PLC, 5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(b)	30	29,808
Canadian Imperial Bank of Commerce, 3.95%, 08/04/25	5	4,902
Citigroup Inc.
2.01%, 01/25/26 (Call 01/25/25),
(1-day SOFR + 0.694%)(b)	28	27,053
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(b)	28	27,253
3.20%, 10/21/26 (Call 07/21/26)	21	19,941
3.30%, 04/27/25	19	18,577
4.40%, 06/10/25	5	4,926
Cooperatieve Rabobank UA, 4.85%, 01/09/26	20	19,916
Deutsche Bank AG/New York, 6.12%, 07/14/26
(Call 07/14/25), (1-day SOFR + 3.190%)(b)	15	15,032
Goldman Sachs Group Inc. (The) 3.50%, 04/01/25 (Call 03/01/25)	10	9,793
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(b)	2	1,888
3.85%, 01/26/27 (Call 01/26/26)	25	24,143
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(b)	17	16,300
5.80%, 08/10/26 (Call 08/10/25),
(1-day SOFR + 1.075%)(b)	25	25,138
HSBC Holdings PLC
3.00%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 1.430%)(b)	40	38,879
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(b)	30	27,817
4.30%, 03/08/26	10	9,801

Security	Par (000)	Value

Banks (continued)
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(b)	$ 50	$48,103
Intesa Sanpaolo SpA 4.95%, 06/01/42 (Call 06/01/41),
(1-year CMT + 2.750%)(a)(b)	2	1,443
5.71%, 01/15/26(a)	2	1,982
JPMorgan Chase & Co. 1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(b)	18	14,476
2.01%, 03/13/26 (Call 03/13/25),
(3-mo. SOFR + 1.585%)(b)	3	2,892
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(b)	9	8,659
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(b)	17	14,914
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(b)	18	16,770
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(b)	4	3,841
4.08%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.320%)(b)	28	27,547
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(b)	19	18,790
Series HH, 4.60%, 02/01/25 (Call 02/01/25),
(3-mo. SOFR + 3.125%)(b)(c)(d)	25	24,337
KeyBank NA, 4.70%, 01/26/26 (Call 12/26/25)	20	19,438
Lloyds Banking Group PLC, 4.72%, 08/11/26
(Call 08/11/25), (1-year CMT + 1.750%)(b)	20	19,731
Mitsubishi UFJ Financial Group Inc., 3.78%, 03/02/25	45	44,258
Morgan Stanley 2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(b)	15	12,994
3.59%, 07/22/28 (Call 07/22/27)(b)	19	17,986
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(b)	15	13,627
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(b)	15	14,183
4.00%, 07/23/25	10	9,827
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(b)	10	9,599
5.00%, 11/24/25	40	39,769
6.25%, 08/09/26	34	34,805
PNC Financial Services Group Inc. (The) 5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(b)	36	36,199
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(b)	15	15,393
Regions Financial Corp., 2.25%, 05/18/25
(Call 04/18/25)	13	12,448
Royal Bank of Canada 3.38%, 04/14/25	2	1,959
4.88%, 01/12/26	10	9,968
5.20%, 07/20/26	20	20,070
Sumitomo Mitsui Financial Group Inc., 5.88%, 07/13/26	40	40,583
Toronto-Dominion Bank (The) 3.77%, 06/06/25	5	4,910
5.53%, 07/17/26	29	29,253
Truist Financial Corp., 4.00%, 05/01/25 (Call 03/01/25)	25	24,551
U.S. Bancorp., 1.45%, 05/12/25 (Call 04/11/25)	20	19,137
UBS AG/London, 5.65%, 09/11/28	10	10,190

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 29, 2024	iShares® USD Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co. 2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(b)	$15	$13,155
3.00%, 04/22/26	20	19,080
3.00%, 10/23/26	10	9,454
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(b)	20	19,042
3.55%, 09/29/25	25	24,354
3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(b)	18	17,649
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(b)	16	15,298
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(b)	7	6,885
5.50%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.780%)(b)	15	14,901
Series BB, 3.90%, (Call 03/15/26),
(5-year CMT + 3.453%)(b)(c)	15	14,114
Wells Fargo Bank NA, 5.25%, 12/11/26 (Call 11/09/26)	20	20,073
Westpac Banking Corp., 5.51%, 11/17/25	15	15,116

		1,483,876

Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	9	8,771
4.70%, 02/01/36 (Call 08/01/35)	13	12,442
Anheuser-Busch InBev Worldwide Inc., 8.20%, 01/15/39	5	6,442
Coca-Cola Co. (The), 2.75%, 06/01/60	24	15,226
Constellation Brands Inc., 3.15%, 08/01/29
(Call 05/01/29)	1	907
Keurig Dr Pepper Inc., 4.42%, 05/25/25 (Call 03/25/25)	6	5,934
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)	18	17,144
PepsiCo Inc., 5.25%, 11/10/25	20	20,082

		86,948

Biotechnology — 0.7%
Amgen Inc. 3.13%, 05/01/25 (Call 02/01/25)	5	4,872
4.40%, 05/01/45 (Call 11/01/44)	6	5,122
Biogen Inc. 2.25%, 05/01/30 (Call 02/01/30)	19	15,903
4.05%, 09/15/25 (Call 06/15/25)	2	1,960
Bio-Rad Laboratories Inc., 3.70%, 03/15/32
(Call 12/15/31)	15	13,360
Gilead Sciences Inc. 3.65%, 03/01/26 (Call 12/01/25)	8	7,768
5.65%, 12/01/41 (Call 06/01/41)	6	6,115
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	17	13,752
Royalty Pharma PLC, 1.20%, 09/02/25 (Call 08/02/25)	19	17,789

		86,641

Building Materials — 0.1%
Builders FirstSource Inc., 6.38%, 06/15/32
(Call 06/15/27)(a)	2	2,000
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	12	9,976
Fortune Brands Innovations Inc., 5.88%, 06/01/33
(Call 03/01/33)	5	5,076

		17,052

Security	Par (000)	Value

Chemicals — 0.9%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26
(Call 07/05/26)	$8	$7,256
Chemours Co. (The) 4.63%, 11/15/29 (Call 11/15/24)(a)	3	2,467
5.75%, 11/15/28 (Call 03/11/24)(a)	2	1,754
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	2	1,891
Dow Chemical Co. (The), 5.55%, 11/30/48
(Call 05/30/48)	6	5,841
DuPont de Nemours Inc. 4.49%, 11/15/25 (Call 09/15/25)	5	4,941
5.32%, 11/15/38 (Call 05/15/38)	6	5,931
Eastman Chemical Co. 5.63%, 02/20/34 (Call 11/20/33)	15	14,890
5.75%, 03/08/33 (Call 12/08/32)	3	3,020
Huntsman International LLC, 4.50%, 05/01/29
(Call 02/01/29)	19	18,046
LYB International Finance BV, 4.88%, 03/15/44
(Call 09/15/43)	6	5,276
LYB International Finance III LLC 1.25%, 10/01/25 (Call 09/01/25)	15	14,017
5.63%, 05/15/33 (Call 02/15/33)	3	3,046
Rain Carbon Inc., 12.25%, 09/01/29 (Call 03/01/26)(a)	2	2,000
Sasol Financing USA LLC 5.50%, 03/18/31 (Call 03/18/30)	4	3,330
6.50%, 09/27/28 (Call 06/27/28)	2	1,880
Sherwin-Williams Co. (The), 4.25%, 08/08/25	7	6,900
SK Invictus Intermediate II Sarl, 5.00%, 10/30/29
(Call 10/30/24)(a)	3	2,547
Tronox Inc., 4.63%, 03/15/29 (Call 04/01/24)(a)(d)	4	3,541

		108,574

Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29
(Call 06/30/24)(a)	2	1,795

Commercial Services — 0.9%
ADT Security Corp. (The) 4.13%, 08/01/29 (Call 08/01/28)(a)	2	1,808
4.88%, 07/15/32(a)	2	1,800
APX Group Inc. 5.75%, 07/15/29 (Call 07/15/24)(a)	2	1,902
6.75%, 02/15/27 (Call 04/01/24)(a)	2	2,003
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	10	9,940
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	2	1,745
Equifax Inc. 2.35%, 09/15/31 (Call 06/15/31)	10	8,162
5.10%, 12/15/27 (Call 11/15/27)	12	11,960
Global Payments Inc. 2.15%, 01/15/27 (Call 12/15/26)	2	1,836
2.90%, 11/15/31 (Call 08/15/31)	15	12,519
3.20%, 08/15/29 (Call 05/15/29)	7	6,234
NESCO Holdings II Inc., 5.50%, 04/15/29
(Call 04/15/24)(a)	4	3,732
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)	3	2,977
6.25%, 01/15/28 (Call 04/01/24)(a)	2	1,973
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	3	2,757
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	17	14,734
Sabre GLBL Inc. 8.63%, 06/01/27 (Call 03/01/25)(a)	3	2,640

28	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® USD Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
11.25%, 12/15/27 (Call 06/15/25)(a)	$2	$1,880
United Rentals North America Inc., 4.88%, 01/15/28
(Call 03/11/24)	2	1,931
Upbound Group Inc., 6.38%, 02/15/29 (Call 04/01/24)(a)	2	1,914
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	10	9,823
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)(d)	5	4,401

		108,671

Computers — 1.7%
Apple Inc. 2.05%, 09/11/26 (Call 07/11/26)	19	17,772
2.55%, 08/20/60 (Call 02/20/60)	24	14,752
3.20%, 05/13/25	43	42,104
3.25%, 02/23/26 (Call 11/23/25)	10	9,702
Booz Allen Hamilton Inc., 5.95%, 08/04/33
(Call 05/04/33)	5	5,129
Conduent Business Services LLC/Conduent State &
Local Solutions Inc., 6.00%, 11/01/29
(Call 11/01/24)(a)	2	1,835
Dell International LLC/EMC Corp. 6.02%, 06/15/26 (Call 03/15/26)	12	12,132
8.10%, 07/15/36 (Call 01/15/36)	12	14,395
8.35%, 07/15/46 (Call 01/15/46)	3	3,795
Hewlett Packard Enterprise Co., 1.75%, 04/01/26
(Call 03/01/26)	15	13,937
HP Inc. 3.40%, 06/17/30 (Call 03/17/30)	2	1,802
4.20%, 04/15/32 (Call 01/15/32)	17	15,691
5.50%, 01/15/33 (Call 10/15/32)(d)	9	9,028
6.00%, 09/15/41	6	6,151
International Business Machines Corp., 4.50%, 02/06/26	20	19,823
Leidos Inc. 2.30%, 02/15/31 (Call 11/15/30)	5	4,098
4.38%, 05/15/30 (Call 02/15/30)	11	10,351
5.75%, 03/15/33 (Call 12/15/32)	1	1,016
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	2	1,688
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	6	5,864

		211,065

Cosmetics & Personal Care — 0.0%
Coty Inc., 5.00%, 04/15/26 (Call 04/01/24)(a)	2	1,960
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	2	1,873

		3,833

Distribution & Wholesale — 0.1%
LKQ Corp. 5.75%, 06/15/28 (Call 05/15/28)	10	10,105
6.25%, 06/15/33 (Call 03/15/33)	4	4,111

		14,216

Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26 (Call 09/29/26)	15	13,836
Air Lease Corp., 3.38%, 07/01/25 (Call 06/01/25)	10	9,714
Ally Financial Inc., 5.80%, 05/01/25 (Call 04/01/25)	2	1,997
American Express Co. 3.55%, 09/15/26 (Call 09/15/26),
(5-year CMT + 2.854%)(b)(c)	20	18,044
4.99%, 05/01/26 (Call 05/01/25),
(1-day SOFR + 1.000%)(b)	16	15,906
Ameriprise Financial Inc., 3.00%, 04/02/25
(Call 03/02/25)	10	9,745

Security	Par (000)	Value

Diversified Financial Services (continued)
Burford Capital Global Finance LLC 6.88%, 04/15/30 (Call 04/15/25)(a)	$2	$1,919
9.25%, 07/01/31 (Call 07/01/26)(a)	2	2,100
Capital One Financial Corp. 4.25%, 04/30/25 (Call 03/31/25)	20	19,730
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(b)	13	13,307
7.62%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 3.070%)(b)	15	16,415
Charles Schwab Corp. (The) 1.15%, 05/13/26 (Call 04/13/26)	18	16,512
3.63%, 04/01/25 (Call 01/01/25)	5	4,905
3.85%, 05/21/25 (Call 03/21/25)	6	5,888
5.38%, 06/01/25 (Call 06/01/25),
(5-year CMT + 4.971%)(b)(c)	2	1,972
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(b)	7	7,109
6.14%, 08/24/34 (Call 08/24/33),
(1-day SOFR + 2.010%)(b)	15	15,540
Coinbase Global Inc., 3.38%, 10/01/28 (Call 10/01/24)(a)	4	3,379
Credit Acceptance Corp., 9.25%, 12/15/28
(Call 12/15/25)(a)	2	2,116
goeasy Ltd., 9.25%, 12/01/28 (Call 12/01/25)(a)	10	10,611
LD Holdings Group LLC 6.13%, 04/01/28 (Call 04/01/24)(a)	5	4,081
6.50%, 11/01/25 (Call 04/01/24)(a)	2	1,851
LPL Holdings Inc., 6.75%, 11/17/28 (Call 10/17/28)	12	12,526
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	2	1,942
Nationstar Mortgage Holdings Inc. 5.13%, 12/15/30 (Call 12/15/25)(a)	2	1,785
5.75%, 11/15/31 (Call 11/15/26)(a)	2	1,832
Nomura Holdings Inc., 5.10%, 07/03/25	10	9,903
OneMain Finance Corp., 7.13%, 03/15/26	4	4,065
PennyMac Financial Services Inc. 5.38%, 10/15/25 (Call 04/01/24)(a)	2	1,968
5.75%, 09/15/31 (Call 09/15/26)(a)	2	1,839
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.88%, 03/01/31 (Call 03/01/26)(a)	3	2,576
SLM Corp. 3.13%, 11/02/26 (Call 10/02/26)	2	1,837
4.20%, 10/29/25 (Call 09/29/25)	2	1,939
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	2	1,944
United Wholesale Mortgage LLC 5.50%, 04/15/29 (Call 04/15/24)(a)	2	1,867
5.75%, 06/15/27 (Call 06/15/24)(a)	2	1,940
Visa Inc. 2.00%, 08/15/50 (Call 02/15/50)(d)	26	15,169
3.15%, 12/14/25 (Call 09/14/25)	11	10,665

		270,474

Electric — 4.1%
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	2	1,934
Ameren Illinois Co., 4.95%, 06/01/33 (Call 03/01/33)	16	15,750
American Electric Power Co. Inc., 5.70%, 08/15/25	14	14,018
Berkshire Hathaway Energy Co., 4.05%, 04/15/25
(Call 03/15/25)	10	9,858
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/33 (Call 01/01/33)	5	4,926
CenterPoint Energy Inc., 5.25%, 08/10/26	2	2,001
Constellation Energy Generation LLC 5.60%, 03/01/28 (Call 02/01/28)	12	12,159
5.80%, 03/01/33 (Call 12/01/32)	4	4,088

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 29, 2024	iShares® USD Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.13%, 01/15/34 (Call 10/15/33)	$4	$4,173
Consumers Energy Co., 4.63%, 05/15/33
(Call 11/15/32)	5	4,831
Dominion Energy Inc., Series D, 2.85%, 08/15/26
(Call 05/15/26)	15	14,169
Drax Finco PLC, 6.63%, 11/01/25 (Call 03/11/24)(a)	2	1,975
DTE Electric Co., 5.20%, 04/01/33 (Call 01/01/33)	2	2,013
DTE Energy Co., 4.88%, 06/01/28 (Call 05/01/28)	14	13,801
Duke Energy Carolinas LLC 2.55%, 04/15/31 (Call 01/15/31)	4	3,427
2.85%, 03/15/32 (Call 12/15/31)	10	8,497
3.20%, 08/15/49 (Call 02/15/49)	12	8,289
4.95%, 01/15/33 (Call 10/15/32)	10	9,857
Duke Energy Corp., 2.45%, 06/01/30 (Call 03/01/30)	1	855
Duke Energy Florida LLC, 5.88%, 11/15/33
(Call 08/15/33)	12	12,562
Duke Energy Indiana LLC 2.75%, 04/01/50 (Call 10/01/49)	4	2,490
5.40%, 04/01/53 (Call 10/01/52)	7	6,751
Duke Energy Progress LLC, 2.00%, 08/15/31
(Call 05/15/31)	6	4,850
Edison International, 4.70%, 08/15/25	17	16,761
Entergy Corp., 1.90%, 06/15/28 (Call 04/15/28)	10	8,787
Entergy Louisiana LLC 4.00%, 03/15/33 (Call 12/15/32)	8	7,284
4.20%, 09/01/48 (Call 03/01/48)	3	2,427
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	19	17,948
Georgia Power Co., 5.00%, 02/23/27 (Call 01/23/27)	13	12,976
Kentucky Utilities Co., 3.30%, 06/01/50 (Call 12/01/49)	3	2,079
National Grid PLC, 5.81%, 06/12/33 (Call 03/12/33)	11	11,115
National Rural Utilities Cooperative Finance Corp., 5.45%, 10/30/25	15	15,049
NextEra Energy Capital Holdings Inc. 4.45%, 06/20/25	2	1,973
5.75%, 09/01/25	30	30,160
NRG Energy Inc. 3.88%, 02/15/32 (Call 02/15/27)(a)	3	2,506
5.75%, 01/15/28 (Call 03/18/24)	5	4,925
Oncor Electric Delivery Co. LLC 3.10%, 09/15/49 (Call 03/15/49)	3	2,059
4.55%, 09/15/32 (Call 06/15/32)	6	5,764
5.65%, 11/15/33 (Call 08/15/33)	10	10,330
Pacific Gas and Electric Co. 3.15%, 01/01/26	2	1,912
4.55%, 07/01/30 (Call 01/01/30)	1	939
4.95%, 06/08/25	10	9,904
5.90%, 06/15/32 (Call 03/15/32)	4	4,022
6.10%, 01/15/29 (Call 12/15/28)	12	12,284
6.15%, 01/15/33 (Call 10/15/32)	7	7,161
6.40%, 06/15/33 (Call 03/15/33)	4	4,159
PG&E Corp., 5.00%, 07/01/28 (Call 03/11/24)	4	3,815
PPL Electric Utilities Corp., 5.00%, 05/15/33
(Call 02/15/33)	15	14,906
Public Service Co. of Colorado 1.88%, 06/15/31 (Call 12/15/30)	10	8,048
5.25%, 04/01/53 (Call 10/01/52)	14	13,239
Public Service Electric & Gas Co. 3.10%, 03/15/32 (Call 12/15/31)	3	2,617
4.65%, 03/15/33 (Call 12/15/32)	15	14,518
San Diego Gas & Electric Co., Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	9	5,991

Security	Par (000)	Value

Electric (continued)
Sempra, 4.88%, 10/15/25 (Call 10/15/25),
(5-year CMT + 4.550%)(b)(c)	$14	$13,705
Southern California Edison Co. 5.88%, 12/01/53 (Call 06/01/53)	5	5,071
5.95%, 11/01/32 (Call 08/01/32)	11	11,470
Southern Co. (The) 4.40%, 07/01/46 (Call 01/01/46)	9	7,586
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26),
(5-year CMT + 2.915%)(b)	10	9,379
Series A, 3.70%, 04/30/30 (Call 01/30/30)	1	922
Series B, 4.00%, 01/15/51 (Call 10/15/25),
(5-year CMT + 3.733%)(b)	16	15,365
Union Electric Co. 2.63%, 03/15/51 (Call 09/15/50)	3	1,812
5.45%, 03/15/53 (Call 09/15/52)	4	3,925
Vistra Operations Co. LLC, 5.50%, 09/01/26
(Call 03/11/24)(a)	2	1,969
WEC Energy Group Inc., 4.75%, 01/09/26
(Call 12/09/25)	9	8,912
Wisconsin Public Service Corp., 5.35%, 11/10/25
(Call 10/10/25)	10	10,018

		509,066

Electrical Components & Equipment — 0.0%
Energizer Holdings Inc. 4.38%, 03/31/29 (Call 04/01/24)(a)	3	2,658
4.75%, 06/15/28 (Call 04/01/24)(a)	2	1,829

		4,487

Electronics — 0.2%
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	6	5,800
Honeywell International Inc., 1.35%, 06/01/25
(Call 05/01/25)	2	1,911
TD SYNNEX Corp. 1.75%, 08/09/26 (Call 07/09/26)	5	4,554
2.38%, 08/09/28 (Call 06/09/28)	5	4,350
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)	12	12,540

		29,155

Engineering & Construction — 0.2%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	3	2,939
Jacobs Engineering Group Inc. 5.90%, 03/01/33 (Call 12/01/32)	4	3,998
6.35%, 08/18/28 (Call 07/18/28)	14	14,450
Tutor Perini Corp., 6.88%, 05/01/25 (Call 03/18/24)(a)	2	1,977

		23,364

Entertainment — 0.2%
Live Nation Entertainment Inc., 6.50%, 05/15/27
(Call 04/01/24)(a)	3	3,026
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)	4	3,648
Warnermedia Holdings Inc., 6.41%, 03/15/26
(Call 03/15/24)	16	15,996

		22,670

Environmental Control — 0.0%
GFL Environmental Inc., 3.50%, 09/01/28
(Call 03/01/28)(a)	2	1,813

Food — 0.9%
Conagra Brands Inc. 1.38%, 11/01/27 (Call 09/01/27)	7	6,086
4.60%, 11/01/25 (Call 09/01/25)	5	4,926
4.85%, 11/01/28 (Call 08/01/28)	5	4,912

30	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® USD Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
5.30%, 11/01/38 (Call 05/01/38)	$12	$11,360
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	10	9,840
J M Smucker Co. (The), 6.20%, 11/15/33
(Call 08/15/33)(d)	14	14,798
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	2	1,908
Pilgrim’s Pride Corp., 6.25%, 07/01/33 (Call 04/01/33)	15	15,161
Sysco Corp. 5.95%, 04/01/30 (Call 01/01/30)	10	10,406
6.60%, 04/01/50 (Call 10/01/49)	7	7,910
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	18	17,060
United Natural Foods Inc., 6.75%, 10/15/28
(Call 04/01/24)(a)	2	1,665
Walmart Inc., 3.90%, 09/09/25	2	1,969

		108,001

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/27 (Call 02/20/27)	2	1,891
9.38%, 06/01/28 (Call 06/01/25)(a)	2	2,030
National Fuel Gas Co. 2.95%, 03/01/31 (Call 12/01/30)	3	2,506
5.50%, 01/15/26 (Call 12/15/25)	16	15,943
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	5	4,691
Southern California Gas Co., 5.20%, 06/01/33
(Call 03/01/33)	4	3,969

		31,030

Health Care - Products — 0.9%
Abbott Laboratories, 2.95%, 03/15/25 (Call 12/15/24)	5	4,891
Bausch & Lomb Corp., 8.38%, 10/01/28
(Call 10/01/25)(a)	4	4,180
Dentsply Sirona Inc., 3.25%, 06/01/30 (Call 03/01/30)	13	11,315
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)	2	1,594
HCA Inc. 3.13%, 03/15/27 (Call 02/15/27)	18	16,913
3.63%, 03/15/32 (Call 12/15/31)	15	13,103
Smith & Nephew PLC, 2.03%, 10/14/30
(Call 07/14/30)(d)	19	15,559
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31
(Call 12/15/30)	6	5,094
Stryker Corp., 1.15%, 06/15/25 (Call 05/15/25)	13	12,333
Zimmer Biomet Holdings Inc. 2.60%, 11/24/31 (Call 08/24/31)	9	7,547
3.55%, 04/01/25 (Call 01/01/25)	15	14,677

		107,206

Health Care - Services — 1.1%
Centene Corp. 2.45%, 07/15/28 (Call 05/15/28)	18	15,864
3.38%, 02/15/30 (Call 02/15/25)	8	7,057
4.63%, 12/15/29 (Call 12/15/24)	1	947
DaVita Inc. 3.75%, 02/15/31 (Call 02/15/26)(a)	2	1,641
4.63%, 06/01/30 (Call 06/01/25)(a)	3	2,639
Elevance Health Inc., 4.65%, 01/15/43	4	3,619
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(a)	2	2,045
HCA Inc. 3.38%, 03/15/29 (Call 01/15/29)	10	9,120
4.13%, 06/15/29 (Call 03/15/29)	17	16,007
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)	4	3,608
IQVIA Inc., 6.25%, 02/01/29 (Call 01/01/29)	17	17,491
Laboratory Corp. of America Holdings, 1.55%, 06/01/26
(Call 05/01/26)	2	1,844

Security	Par (000)	Value

Health Care - Services (continued)
UnitedHealth Group Inc. 1.15%, 05/15/26 (Call 04/15/26)	$16	$14,735
3.75%, 07/15/25	10	9,812
Universal Health Services Inc. 1.65%, 09/01/26 (Call 08/01/26)	26	23,639
2.65%, 10/15/30 (Call 07/15/30)	15	12,523

		142,591

Holding Companies - Diversified — 1.2%
Ares Capital Corp. 2.88%, 06/15/28 (Call 04/15/28)	20	17,516
3.88%, 01/15/26 (Call 12/15/25)	15	14,391
Blackstone Private Credit Fund, 4.70%, 03/24/25	15	14,767
Blackstone Secured Lending Fund 2.85%, 09/30/28 (Call 07/30/28)	6	5,222
3.63%, 01/15/26 (Call 12/15/25)	14	13,339
Blue Owl Capital Corp. 2.88%, 06/11/28 (Call 04/11/28)	18	15,727
3.40%, 07/15/26 (Call 06/15/26)	19	17,695
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	4	3,759
FS KKR Capital Corp. 3.13%, 10/12/28 (Call 08/12/28)(d)	20	17,275
3.40%, 01/15/26 (Call 12/15/25)	8	7,563
Goldman Sachs BDC Inc., 2.88%, 01/15/26
(Call 12/15/25)	10	9,530
Golub Capital BDC Inc., 2.50%, 08/24/26
(Call 07/24/26)	10	9,126

		145,910

Home Builders — 0.3%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	2	1,776
6.25%, 09/15/27 (Call 04/01/24)(a)	2	1,938
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	15	14,761
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	15	13,211

		31,686

Home Furnishings — 0.1%
Whirlpool Corp., 3.70%, 05/01/25	14	13,704

Insurance — 1.8%
American International Group Inc. 5.13%, 03/27/33 (Call 12/27/32)	10	9,864
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(b)	8	7,859
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33
(Call 11/28/32)	9	8,976
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)	15	14,627
Athene Holding Ltd. 4.13%, 01/12/28 (Call 10/12/27)	14	13,410
5.88%, 01/15/34 (Call 10/15/33)	5	4,960
Berkshire Hathaway Inc., 3.13%, 03/15/26
(Call 12/15/25)	7	6,763
Brown & Brown Inc. 2.38%, 03/15/31 (Call 12/15/30)	3	2,456
4.20%, 03/17/32 (Call 12/17/31)	5	4,539
Chubb INA Holdings Inc., 3.35%, 05/03/26
(Call 02/03/26)	2	1,928
CNA Financial Corp. 4.50%, 03/01/26 (Call 12/01/25)	14	13,776
5.50%, 06/15/33 (Call 03/15/33)	4	4,034

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 29, 2024	iShares® USD Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Corebridge Financial Inc. 3.50%, 04/04/25 (Call 03/04/25)	$13	$12,697
3.90%, 04/05/32 (Call 01/05/32)	17	14,962
6.05%, 09/15/33 (Call 06/15/33)(a)	3	3,063
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50
(Call 04/15/50)	11	7,691
Fairfax Financial Holdings Ltd. 3.38%, 03/03/31 (Call 12/03/30)	4	3,468
5.63%, 08/16/32 (Call 05/16/32)	11	10,819
Fidelity National Financial Inc. 2.45%, 03/15/31 (Call 12/15/30)	3	2,438
3.40%, 06/15/30 (Call 03/15/30)	3	2,647
First American Financial Corp., 2.40%, 08/15/31
(Call 05/15/31)	5	3,920
Markel Group Inc., 5.00%, 05/20/49 (Call 11/20/48)	2	1,801
MetLife Inc. 3.60%, 11/13/25 (Call 08/13/25)	2	1,952
Series G, 3.85%, (Call 09/15/25),
(5-year CMT + 3.576%)(b)(c)(d)	16	15,290
Prudential Financial Inc. 1.50%, 03/10/26 (Call 02/10/26)	8	7,455
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(b)	9	7,861
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(b)	15	14,575
Willis North America Inc. 4.65%, 06/15/27 (Call 05/15/27)	20	19,629
5.35%, 05/15/33 (Call 02/15/33)	5	4,915

		228,375

Internet — 0.6%
Alphabet Inc. 2.00%, 08/15/26 (Call 05/15/26)	13	12,215
2.25%, 08/15/60 (Call 02/15/60)(d)	27	15,520
Amazon.com Inc. 1.00%, 05/12/26 (Call 04/12/26)	28	25,773
3.00%, 04/13/25	2	1,954
Cogent Communications Group Inc., 7.00%, 06/15/27
(Call 06/15/24)(a)	2	1,997
eBay Inc., 1.40%, 05/10/26 (Call 04/10/26)	9	8,301
GrubHub Holdings Inc., 5.50%, 07/01/27
(Call 03/11/24)(a)	2	1,744
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	13	10,808

		78,312

Iron & Steel — 0.2%
ArcelorMittal SA 6.55%, 11/29/27 (Call 10/29/27)	4	4,166
6.80%, 11/29/32 (Call 08/29/32)	14	14,800
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 04/01/24)	2	1,979
Mineral Resources Ltd. 8.13%, 05/01/27 (Call 04/01/24)(a)	3	3,026
8.50%, 05/01/30 (Call 05/01/25)(a)	2	2,054
U.S. Steel Corp., 6.88%, 03/01/29 (Call 04/01/24)(d)	2	2,023

		28,048

Leisure Time — 0.2%
Carnival Corp. 6.00%, 05/01/29 (Call 11/01/24)(a)(d)	4	3,909
7.63%, 03/01/26 (Call 03/11/24)(a)	5	5,065
10.50%, 06/01/30 (Call 06/01/25)(a)	2	2,182
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 03/11/24)(a)	3	2,965
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)	1	975

Security	Par (000)	Value

Leisure Time (continued)
Royal Caribbean Cruises Ltd. 4.25%, 07/01/26 (Call 01/01/26)(a)	$2	$1,926
5.50%, 08/31/26 (Call 02/28/26)(a)	5	4,943

		21,965

Lodging — 0.4%
Genting New York LLC/GENNY Capital Inc., 3.30%, 02/15/26 (Call 01/15/26)(a)	2	1,866
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29 (Call 06/01/24)(a)	2	1,853
Las Vegas Sands Corp., 3.90%, 08/08/29
(Call 05/08/29)	15	13,566
Marriott International Inc./MD 5.45%, 09/15/26 (Call 08/15/26)	14	14,062
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	16	15,497
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	6	5,122
Travel & Leisure Co. 4.50%, 12/01/29 (Call 09/01/29)(a)	2	1,832
6.63%, 07/31/26 (Call 04/30/26)(a)	2	2,021

		55,819

Machinery — 0.7%
Caterpillar Financial Services Corp., 4.35%, 05/15/26	22	21,743
CNH Industrial Capital LLC, 1.88%, 01/15/26
(Call 12/15/25)	8	7,497
John Deere Capital Corp. 4.05%, 09/08/25	2	1,972
4.50%, 01/08/27	21	20,838
nVent Finance Sarl, 5.65%, 05/15/33 (Call 02/15/33)	4	4,000
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	10	9,637
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	2	1,845
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/25 (Call 05/15/25)	10	9,698
4.70%, 09/15/28 (Call 06/15/28)	13	12,681

		89,911

Machinery - Diversified — 0.1%
Ingersoll Rand Inc., 5.70%, 08/14/33 (Call 05/14/33)	15	15,255

Manufacturing — 0.4%
Carlisle Companies Inc., 2.75%, 03/01/30
(Call 12/01/29)	13	11,298
General Electric Co. 5.88%, 01/14/38	3	3,190
6.75%, 03/15/32	12	13,325
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	16	15,208
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	2	1,896

		44,917

Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/34 (Call 01/15/28)(a)	3	2,243
4.50%, 05/01/32 (Call 05/01/26)	3	2,370
4.50%, 06/01/33 (Call 06/01/27)(a)	7	5,385
4.75%, 02/01/32 (Call 02/01/27)(a)	5	4,034
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	12	11,834
Comcast Corp. 3.30%, 02/01/27 (Call 11/01/26)	16	15,330
5.25%, 11/07/25	22	22,099
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 04/01/24)(a)	4	3,775

32	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® USD Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Fox Corp. 4.71%, 01/25/29 (Call 10/25/28)	$1	$976
5.48%, 01/25/39 (Call 07/25/38)	14	13,078
6.50%, 10/13/33 (Call 07/13/33)	2	2,101
GCI LLC, 4.75%, 10/15/28 (Call 03/18/24)(a)	2	1,794
Nexstar Media Inc., 4.75%, 11/01/28 (Call 03/11/24)(a)(d)	4	3,552
Sirius XM Radio Inc. 3.88%, 09/01/31 (Call 09/01/26)(a)	2	1,653
4.13%, 07/01/30 (Call 07/01/25)(a)	3	2,581
5.50%, 07/01/29 (Call 07/01/24)(a)	4	3,783
TEGNA Inc., 4.63%, 03/15/28 (Call 04/01/24)	3	2,693
Walt Disney Co. (The) 1.75%, 01/13/26	17	16,035
6.65%, 11/15/37	2	2,265

		117,581

Mining — 0.4%
BHP Billiton Finance USA Ltd., 4.88%, 02/27/26	9	8,961
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)	2	1,873
Endeavour Mining PLC, 5.00%, 10/14/26
(Call 04/02/24)(a)	2	1,867
Freeport-McMoRan Inc. 4.63%, 08/01/30 (Call 08/01/25)	3	2,859
5.45%, 03/15/43 (Call 09/15/42)	5	4,656
Hecla Mining Co., 7.25%, 02/15/28 (Call 03/18/24)	2	1,995
IAMGOLD Corp., 5.75%, 10/15/28 (Call 04/01/24)(a)	2	1,785
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	9	8,291
Southern Copper Corp. 5.88%, 04/23/45	8	7,955
6.75%, 04/16/40	6	6,593
Stillwater Mining Co. 4.00%, 11/16/26 (Call 04/02/24)(a)	2	1,753
4.50%, 11/16/29 (Call 11/16/25)(a)	2	1,552

		50,140

Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp. 2.67%, 12/01/26 (Call 11/01/26)	18	16,671
3.28%, 12/01/28 (Call 10/01/28)	5	4,473
3.57%, 12/01/31 (Call 09/01/31)	14	12,151

		33,295

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	2	1,883

Oil & Gas — 1.8%
Baytex Energy Corp. 8.50%, 04/30/30 (Call 04/30/26)(a)	2	2,080
8.75%, 04/01/27 (Call 04/01/24)(a)	2	2,075
BP Capital Markets America Inc., 3.12%, 05/04/26
(Call 02/04/26)	10	9,611
BP Capital Markets PLC, 4.88%, (Call 03/22/30),
(5-year CMT + 4.398%)(b)(c)	15	14,156
Chevron Corp., 1.55%, 05/11/25 (Call 04/11/25)	5	4,798
Chevron USA Inc., 0.69%, 08/12/25 (Call 07/12/25)	10	9,404
Civitas Resources Inc., 8.75%, 07/01/31
(Call 07/01/26)(a)(d)	5	5,317
CNX Resources Corp., 7.38%, 01/15/31
(Call 01/15/26)(a)	2	2,016
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (Call 10/01/26)(a)	2	2,048
Diamondback Energy Inc., 6.25%, 03/15/33
(Call 12/15/32)	15	15,770

Security	Par (000)	Value

Oil & Gas (continued)
Energean PLC, 6.50%, 04/30/27 (Call 04/02/24)(a)	$2	$1,819
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	2	1,969
EQT Corp. 3.90%, 10/01/27 (Call 07/01/27)	8	7,568
5.70%, 04/01/28 (Call 03/01/28)	2	2,014
Exxon Mobil Corp., 3.04%, 03/01/26 (Call 12/01/25)	26	25,086
Gulfport Energy Corp., 8.00%, 05/17/26
(Call 05/17/24)(a)(d)	1	1,018
Harbour Energy PLC, 5.50%, 10/15/26 (Call 04/01/24)(a)	2	1,949
Ithaca Energy North Sea PLC, 9.00%, 07/15/26
(Call 04/02/24)(a)	3	3,022
Kosmos Energy Ltd. 7.13%, 04/04/26 (Call 03/11/24)(a)	2	1,935
7.50%, 03/01/28 (Call 04/01/24)(a)	2	1,859
Marathon Petroleum Corp., 4.70%, 05/01/25
(Call 04/01/25)	2	1,981
Matador Resources Co., 5.88%, 09/15/26
(Call 03/18/24)	3	2,971
Northern Oil and Gas Inc., 8.13%, 03/01/28
(Call 04/01/24)(a)	2	2,025
Occidental Petroleum Corp. 5.55%, 03/15/26 (Call 12/15/25)	2	2,002
5.88%, 09/01/25 (Call 06/01/25)	8	8,019
7.50%, 05/01/31	6	6,626
8.88%, 07/15/30 (Call 01/15/30)	12	13,840
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/28 (Call 04/01/24)	2	1,945
7.88%, 09/15/30 (Call 09/15/26)(a)	2	2,049
Permian Resources Operating LLC, 8.00%, 04/15/27
(Call 04/15/24)(a)	2	2,063
Phillips 66 Co., 3.55%, 10/01/26 (Call 07/01/26)	15	14,394
Pioneer Natural Resources Co. 2.15%, 01/15/31 (Call 10/15/30)	7	5,856
5.10%, 03/29/26	15	14,984
Shell International Finance BV, 3.25%, 05/11/25	5	4,890
Sitio Royalties Operating Partnership LP/Sitio Finance
Corp., 7.88%, 11/01/28 (Call 11/01/25)(a)	2	2,044
Strathcona Resources Ltd., 6.88%, 08/01/26
(Call 04/01/24)(a)	2	1,988
Talos Production Inc., 9.00%, 02/01/29 (Call 02/01/26)(a)	3	3,066
Valero Energy Corp., 6.63%, 06/15/37	12	12,851

		219,108

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 04/01/24)(a)	2	1,990
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/24)	2	1,997
6.88%, 09/01/27 (Call 04/01/24)	2	1,990
Weatherford International Ltd., 8.63%, 04/30/30
(Call 10/30/24)(a)	3	3,110

		9,087

Packaging & Containers — 0.3%
Amcor Finance USA Inc. 3.63%, 04/28/26 (Call 01/28/26)	17	16,366
5.63%, 05/26/33 (Call 02/26/33)	3	3,050
Amcor Flexibles North America Inc., 2.69%, 05/25/31
(Call 02/25/31)	13	10,982

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 29, 2024	iShares® USD Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Graham Packaging Co. Inc., 7.13%, 08/15/28
(Call 04/01/24)(a)	$2	$1,773

		32,171

Pharmaceuticals — 2.2%
AbbVie Inc. 2.95%, 11/21/26 (Call 09/21/26)	30	28,444
3.60%, 05/14/25 (Call 02/14/25)	10	9,800
4.50%, 05/14/35 (Call 11/14/34)	7	6,669
Astrazeneca Finance LLC, 1.20%, 05/28/26
(Call 04/28/26)	7	6,439
AstraZeneca PLC 3.38%, 11/16/25	5	4,863
6.45%, 09/15/37	11	12,399
Bristol-Myers Squibb Co., 4.90%, 02/22/27
(Call 01/22/27)	12	11,987
Cencora Inc., 2.70%, 03/15/31 (Call 12/15/30)	16	13,670
Cigna Group (The) 1.25%, 03/15/26 (Call 02/15/26)	6	5,543
4.80%, 07/15/46 (Call 01/16/46)	13	11,617
CVS Health Corp. 3.88%, 07/20/25 (Call 04/20/25)	10	9,796
4.30%, 03/25/28 (Call 12/25/27)	20	19,410
4.78%, 03/25/38 (Call 09/25/37)	28	25,444
Elanco Animal Health Inc., 6.65%, 08/28/28
(Call 05/28/28)	2	2,015
Eli Lilly & Co., 2.25%, 05/15/50 (Call 11/15/49)	26	15,722
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	5	4,913
Johnson & Johnson 2.25%, 09/01/50 (Call 03/01/50)	20	12,346
2.45%, 09/01/60 (Call 03/01/60)	21	12,395
Novartis Capital Corp., 3.00%, 11/20/25 (Call 08/20/25)	2	1,938
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)	2	1,898
Pfizer Investment Enterprises Pte Ltd. 4.45%, 05/19/26 (Call 04/19/26)	17	16,787
4.65%, 05/19/25	8	7,950
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	15	14,288
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)	19	18,338
Zoetis Inc. 4.70%, 02/01/43 (Call 08/01/42)	2	1,830
5.40%, 11/14/25 (Call 10/14/25)	2	2,004

		278,505

Pipelines — 3.0%
Antero Midstream Partners LP/Antero Midstream
Finance Corp., 5.75%, 03/01/27 (Call 03/18/24)(a)	3	2,935
Boardwalk Pipelines LP 3.40%, 02/15/31 (Call 11/15/30)	2	1,766
3.60%, 09/01/32 (Call 06/01/32)	4	3,477
5.63%, 08/01/34 (Call 05/01/34)	18	17,855
5.95%, 06/01/26 (Call 03/01/26)	2	2,016
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/29 (Call 05/18/29)	3	2,767
5.13%, 06/30/27 (Call 01/01/27)	16	15,927
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 03/11/24)	15	14,398
Cheniere Energy Partners LP 4.00%, 03/01/31 (Call 03/01/26)	3	2,676
4.50%, 10/01/29 (Call 10/01/24)	16	14,987
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)	2	1,971

Security	Par (000)	Value

Pipelines (continued)
Enbridge Inc. 4.25%, 12/01/26 (Call 09/01/26)	$7	$6,849
5.50%, 07/15/77 (Call 07/15/27),
(3-mo. SOFR + 3.680%)(b)	17	15,806
5.90%, 11/15/26 (Call 10/15/26)	7	7,131
6.25%, 03/01/78 (Call 03/01/28),
(3-mo. SOFR + 3.903%)(b)	9	8,590
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30),
(5-year CMT + 5.314%)(b)	2	1,865
Energy Transfer LP 3.90%, 07/15/26 (Call 04/15/26)	15	14,520
4.95%, 05/15/28 (Call 02/15/28)	10	9,869
5.25%, 04/15/29 (Call 01/15/29)	18	17,930
6.55%, 12/01/33 (Call 09/01/33)	3	3,182
EnLink Midstream Partners LP, 4.15%, 06/01/25
(Call 03/01/25)	2	1,950
Enterprise Products Operating LLC, Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(b)	17	16,127
EQM Midstream Partners LP, 6.50%, 07/15/48
(Call 01/15/48)	2	2,030
Kinder Morgan Inc. 4.30%, 06/01/25 (Call 03/01/25)	5	4,927
4.30%, 03/01/28 (Call 12/01/27)	15	14,550
4.80%, 02/01/33 (Call 11/01/32)	12	11,326
5.30%, 12/01/34 (Call 06/01/34)	4	3,899
MPLX LP 4.50%, 04/15/38 (Call 10/15/37)	6	5,222
4.88%, 06/01/25 (Call 03/01/25)	13	12,884
5.00%, 03/01/33 (Call 12/01/32)	15	14,348
New Fortress Energy Inc., 6.50%, 09/30/26
(Call 04/01/24)(a)	4	3,862
ONEOK Inc. 3.10%, 03/15/30 (Call 12/15/29)	5	4,435
3.40%, 09/01/29 (Call 06/01/29)	3	2,739
4.55%, 07/15/28 (Call 04/15/28)	13	12,700
6.05%, 09/01/33 (Call 06/01/33)	10	10,306
6.10%, 11/15/32 (Call 08/15/32)	5	5,184
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29 (Call 09/15/29)	4	3,629
4.65%, 10/15/25 (Call 07/15/25)	2	1,974
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	17	16,399
4.50%, 05/15/30 (Call 11/15/29)	4	3,828
Targa Resources Corp., 6.15%, 03/01/29 (Call 02/01/29)	5	5,153
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31 (Call 02/01/26)	16	15,159
TransCanada PipeLines Ltd., 4.25%, 05/15/28
(Call 02/15/28)	1	963
Transcanada Trust 5.30%, 03/15/77 (Call 03/15/27),
(3 mo. LIBOR US + 3.208%)(b)	13	11,954
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26),
(3 mo. LIBOR US + 4.640%)(b)	10	9,591
Williams Companies Inc. (The) 3.75%, 06/15/27 (Call 03/15/27)	18	17,226
4.00%, 09/15/25 (Call 06/15/25)	2	1,961

		380,843

Real Estate — 0.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer
Corp., 7.00%, 04/15/30 (Call 04/15/25)(a)	5	4,531
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)	15	15,138

34	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® USD Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28 (Call 04/01/24)(a)	$5	$4,925
Howard Hughes Corp. (The) 4.13%, 02/01/29 (Call 03/18/24)(a)	3	2,663
4.38%, 02/01/31 (Call 02/01/26)(a)	2	1,704

		28,961

Real Estate Investment Trusts — 2.9%
American Homes 4 Rent LP, 3.63%, 04/15/32
(Call 01/15/32)	5	4,363
American Tower Corp. 2.75%, 01/15/27 (Call 11/15/26)	26	24,201
3.80%, 08/15/29 (Call 05/15/29)	17	15,732
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	2	1,654
AvalonBay Communities Inc., 3.50%, 11/15/25
(Call 08/15/25)	2	1,943
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)	13	12,033
3.20%, 01/15/25 (Call 10/15/24)	2	1,955
Brixmor Operating Partnership LP 3.85%, 02/01/25 (Call 11/01/24)	10	9,809
4.05%, 07/01/30 (Call 04/01/30)	6	5,521
4.13%, 05/15/29 (Call 02/15/29)	12	11,220
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 03/11/24)(a)	4	3,858
Crown Castle Inc. 3.80%, 02/15/28 (Call 11/15/27)	15	14,127
4.45%, 02/15/26 (Call 11/15/25)	5	4,906
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	5	4,350
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)	2	1,842
3.70%, 08/15/27 (Call 05/15/27)	5	4,770
5.55%, 01/15/28 (Call 12/15/27)	4	4,040
Equinix Inc. 1.45%, 05/15/26 (Call 04/15/26)	13	11,962
2.15%, 07/15/30 (Call 04/15/30)	10	8,290
3.20%, 11/18/29 (Call 08/18/29)	6	5,388
Extra Space Storage LP 3.50%, 07/01/26 (Call 04/01/26)	2	1,915
5.70%, 04/01/28 (Call 03/01/28)	10	10,140
GLP Capital LP/GLP Financing II Inc. 3.25%, 01/15/32 (Call 10/15/31)	6	4,978
5.25%, 06/01/25 (Call 03/01/25)	10	9,909
5.30%, 01/15/29 (Call 10/15/28)	8	7,762
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 (Call 11/01/25)	7	6,846
Series I, 3.50%, 09/15/30 (Call 06/15/30)	13	11,464
Invitation Homes Operating Partnership LP 2.00%, 08/15/31 (Call 05/15/31)	6	4,687
2.30%, 11/15/28 (Call 09/15/28)	10	8,746
4.15%, 04/15/32 (Call 01/15/32)	5	4,510
Iron Mountain Inc., 5.63%, 07/15/32 (Call 07/15/26)(a)	2	1,859
Office Properties Income Trust, 4.50%, 02/01/25
(Call 11/01/24)	5	4,050
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28 (Call 04/01/24)(a)	3	2,916
Realty Income Corp., 4.45%, 09/15/26 (Call 06/15/26)	13	12,654
RLJ Lodging Trust LP 3.75%, 07/01/26 (Call 04/01/24)(a)	2	1,885

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 09/15/29 (Call 09/15/24)(a)	$2	$1,746
Service Properties Trust, 4.75%, 10/01/26
(Call 08/01/26)	2	1,850
Simon Property Group LP 3.25%, 11/30/26 (Call 08/30/26)	13	12,392
3.38%, 12/01/27 (Call 09/01/27)	8	7,546
Sun Communities Operating LP 2.70%, 07/15/31 (Call 04/15/31)	13	10,603
4.20%, 04/15/32 (Call 01/15/32)	5	4,443
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.50%, 02/15/29 (Call 03/11/24)(a)(d)	5	3,850
10.50%, 02/15/28 (Call 09/15/25)(a)	2	2,070
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	8	7,664
VICI Properties LP 4.75%, 02/15/28 (Call 01/15/28)	20	19,368
4.95%, 02/15/30 (Call 12/15/29)	3	2,856
Welltower OP LLC 3.10%, 01/15/30 (Call 10/15/29)	12	10,705
3.85%, 06/15/32 (Call 03/15/32)	2	1,796
4.25%, 04/15/28 (Call 01/15/28)	20	19,347
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	10	9,388
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(a)	2	1,847

		363,756

Retail — 1.5%
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)	2	1,734
AutoZone Inc., 6.55%, 11/01/33 (Call 08/01/33)	4	4,321
Bath & Body Works Inc. 6.75%, 07/01/36	2	1,966
6.88%, 11/01/35	7	7,003
Brinker International Inc., 8.25%, 07/15/30
(Call 06/27/26)(a)	2	2,096
Darden Restaurants Inc., 6.30%, 10/10/33
(Call 07/10/33)	4	4,178
Dick’s Sporting Goods Inc., 3.15%, 01/15/32
(Call 10/15/31)	30	25,140
Dollar General Corp., 5.45%, 07/05/33 (Call 04/05/33)(d)	15	14,898
Dollar Tree Inc. 4.00%, 05/15/25 (Call 03/15/25)	5	4,911
4.20%, 05/15/28 (Call 02/15/28)	15	14,467
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28
(Call 02/15/25)(a)	2	2,110
FirstCash Inc. 4.63%, 09/01/28 (Call 04/01/24)(a)	2	1,850
5.63%, 01/01/30 (Call 01/01/25)(a)	2	1,895
Gap Inc. (The) 3.63%, 10/01/29 (Call 10/01/24)(a)	4	3,379
3.88%, 10/01/31 (Call 10/01/26)(a)	2	1,613
Home Depot Inc. (The), 2.70%, 04/15/25 (Call 03/15/25)	10	9,743
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)	2	1,575
Lowe’s Companies Inc., 4.00%, 04/15/25
(Call 03/15/25)	10	9,857
Macy’s Retail Holdings LLC, 5.88%, 04/01/29
(Call 04/01/24)(a)	2	1,926
McDonald’s Corp. 1.45%, 09/01/25 (Call 08/01/25)	21	19,879
3.30%, 07/01/25 (Call 06/01/25)	2	1,953
4.70%, 12/09/35 (Call 06/09/35)	3	2,882
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	5	3,572
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	4	3,281

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 29, 2024	iShares® USD Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.75%, 02/15/27 (Call 11/15/26)	$4	$3,605
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	2	1,981
Starbucks Corp., 2.45%, 06/15/26 (Call 03/15/26)	2	1,888
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	5	4,525
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)	10	9,687
Walmart Inc. 2.65%, 09/22/51 (Call 03/22/51)	11	7,164
3.55%, 06/26/25 (Call 04/26/25)	10	9,826

		184,905

Semiconductors — 1.0%
Broadcom Inc. 3.15%, 11/15/25 (Call 10/15/25)	10	9,648
3.42%, 04/15/33 (Call 01/15/33)(a)	1	854
4.00%, 04/15/29 (Call 02/15/29)(a)	8	7,575
4.15%, 11/15/30 (Call 08/15/30)	10	9,355
4.75%, 04/15/29 (Call 01/15/29)	8	7,848
Marvell Technology Inc. 2.95%, 04/15/31 (Call 01/15/31)	13	11,142
5.95%, 09/15/33 (Call 06/15/33)	4	4,132
Microchip Technology Inc., 4.25%, 09/01/25
(Call 04/01/24)	2	1,963
Micron Technology Inc. 4.66%, 02/15/30 (Call 11/15/29)	13	12,576
6.75%, 11/01/29 (Call 09/01/29)	5	5,307
NXP BV/NXP Funding LLC/NXP USA Inc. 3.40%, 05/01/30 (Call 02/01/30)	2	1,793
4.30%, 06/18/29 (Call 03/18/29)	29	27,697
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	13	12,094
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	5	4,899
Skyworks Solutions Inc. 1.80%, 06/01/26 (Call 05/01/26)	5	4,610
3.00%, 06/01/31 (Call 03/01/31)	3	2,513

		124,006

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc. 2.04%, 08/16/28 (Call 06/16/28)	10	8,693
3.84%, 05/01/25 (Call 04/01/25)	10	9,799

		18,492

Software — 2.0%
Broadridge Financial Solutions Inc. 2.60%, 05/01/31 (Call 02/01/31)	2	1,676
2.90%, 12/01/29 (Call 09/01/29)	10	8,824
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	10	9,799
Microsoft Corp. 2.40%, 08/08/26 (Call 05/08/26)	15	14,206
2.68%, 06/01/60 (Call 12/01/59)	22	13,885
3.04%, 03/17/62 (Call 09/17/61)	28	19,082
3.13%, 11/03/25 (Call 08/03/25)	8	7,776
3.30%, 02/06/27 (Call 11/06/26)	10	9,659
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)	3	2,893
Oracle Corp. 1.65%, 03/25/26 (Call 02/25/26)	27	25,076
2.50%, 04/01/25 (Call 03/01/25)	10	9,681
2.80%, 04/01/27 (Call 02/01/27)	18	16,789
2.95%, 04/01/30 (Call 01/01/30)	9	7,982
3.25%, 11/15/27 (Call 08/15/27)	16	15,006
3.90%, 05/15/35 (Call 11/15/34)	2	1,717
4.30%, 07/08/34 (Call 01/08/34)	15	13,613
5.38%, 07/15/40	17	16,273

Security	Par (000)	Value

Software (continued)
6.25%, 11/09/32 (Call 08/09/32)	$9	$9,507
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	3	2,627
Roper Technologies Inc., 1.00%, 09/15/25
(Call 08/15/25)	10	9,368
VMware LLC 1.40%, 08/15/26 (Call 07/15/26)	14	12,726
3.90%, 08/21/27 (Call 05/21/27)	15	14,299
4.50%, 05/15/25 (Call 04/15/25)	5	4,946
4.70%, 05/15/30 (Call 02/15/30)	5	4,811

		252,221

Telecommunications — 2.0%
AT&T Inc. 1.70%, 03/25/26 (Call 03/11/24)	21	19,530
5.54%, 02/20/26 (Call 03/11/24)	2	1,999
Cisco Systems Inc., 2.50%, 09/20/26 (Call 06/20/26)	17	16,042
Consolidated Communications Inc., 6.50%, 10/01/28
(Call 03/11/24)(a)	3	2,572
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	10	11,799
Frontier Communications Holdings LLC, 6.75%, 05/01/29 (Call 05/01/24)(a)	7	6,284
Hughes Satellite Systems Corp. 5.25%, 08/01/26	5	4,272
6.63%, 08/01/26(d)	5	3,295
Motorola Solutions Inc. 2.30%, 11/15/30 (Call 08/15/30)	3	2,473
2.75%, 05/24/31 (Call 02/24/31)	5	4,175
4.60%, 05/23/29 (Call 02/23/29)	11	10,688
Orange SA, 9.00%, 03/01/31	10	12,088
Rogers Communications Inc., 3.80%, 03/15/32
(Call 12/15/31)	18	15,997
Sprint Capital Corp. 6.88%, 11/15/28	10	10,637
8.75%, 03/15/32	12	14,493
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	15	13,019
T-Mobile USA Inc. 1.50%, 02/15/26 (Call 01/15/26)	3	2,787
2.25%, 02/15/26 (Call 03/11/24)	5	4,711
2.40%, 03/15/29 (Call 01/15/29)	2	1,762
2.55%, 02/15/31 (Call 11/15/30)	15	12,647
3.50%, 04/15/25 (Call 03/15/25)	6	5,866
3.60%, 11/15/60 (Call 05/15/60)	16	11,067
3.75%, 04/15/27 (Call 02/15/27)	10	9,585
3.88%, 04/15/30 (Call 01/15/30)	17	15,780
4.38%, 04/15/40 (Call 10/15/39)	3	2,630
Verizon Communications Inc. 0.85%, 11/20/25 (Call 10/20/25)	10	9,283
1.45%, 03/20/26 (Call 02/20/26)	5	4,636
4.27%, 01/15/36	4	3,633
4.40%, 11/01/34 (Call 05/01/34)	8	7,441
Vodafone Group PLC, 4.13%, 05/30/25	5	4,920

		246,111

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	15	14,242

Transportation — 0.3%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/25
(Call 01/01/25)	7	6,841
Ryder System Inc., 3.35%, 09/01/25 (Call 08/01/25)	5	4,848
Union Pacific Corp., 3.75%, 07/15/25 (Call 05/15/25)	10	9,812

36	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® USD Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
United Parcel Service Inc. 3.90%, 04/01/25 (Call 03/01/25)	$ 2	$1,973
6.20%, 01/15/38	15	16,417

		39,891

Trucking & Leasing — 0.0%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28 (Call 05/01/24)(a)	3	2,872

Total Corporate Bonds & Notes — 56.0% (Cost: $7,020,763)		7,022,877

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.6%
Freddie Mac Multifamily Structured Pass
Through Certificates
Series K081, Class A2, 3.90%, 08/25/28
(Call 12/25/28)(b)	30	28,988
Series K108, Class A2, 1.52%, 03/25/30
(Call 03/25/30)	16	13,386
Series K123, Class A2, 1.62%, 12/25/30
(Call 01/25/31)	47	38,380
Government National Mortgage Association 2.00%, 03/20/54(e)	100	81,379
2.50%, 03/20/54(e)	175	148,098
3.00%, 08/20/51	44	38,792
3.00%, 02/20/52	68	59,303
3.50%, 03/20/49	25	23,182
3.50%, 03/20/54(e)	71	64,213
4.00%, 03/20/54(e)	75	69,795
4.50%, 03/20/49	23	22,031
4.50%, 08/20/52	27	25,576
5.00%, 04/20/53	19	18,890
5.00%, 03/20/54(e)	25	24,418
5.50%, 12/20/52	17	17,418
5.50%, 07/20/53	9	9,021
5.50%, 03/20/54(e)	25	24,833
6.50%, 11/20/53	4	4,028
6.50%, 03/20/54(e)	25	25,339
Uniform Mortgage-Backed Securities 1.50%, 03/01/36	3	2,364
1.50%, 02/01/37	59	50,699
1.50%, 03/01/37	45	38,424
1.50%, 07/01/51	19	14,589
1.50%, 11/01/51	23	17,514
1.50%, 03/13/54(e)	25	18,649
2.00%, 11/01/35	59	52,917
2.00%, 03/18/39(e)	133	116,981
2.00%, 08/01/50	284	225,385
2.00%, 10/01/50	24	19,365
2.00%, 12/01/51	23	18,164
2.00%, 02/01/52	25	19,838
2.00%, 03/01/52	458	362,056
2.50%, 03/18/39(e)	75	67,990
2.50%, 09/01/51	164	135,532
2.50%, 11/01/51	41	34,333
2.50%, 01/01/52	173	142,354
2.50%, 03/13/54(e)	150	123,227
3.00%, 03/18/39(e)	50	46,324
3.00%, 12/01/49	93	80,871
3.00%, 03/13/54(e)	250	213,804

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/18/39(e)	$ 25	$23,651
3.50%, 05/01/50	20	17,889
3.50%, 06/01/50	10	9,187
3.50%, 07/01/50	16	14,586
3.50%, 03/13/54(e)	200	177,912
4.00%, 08/01/37	1	826
4.00%, 09/01/37	2	1,529
4.00%, 11/01/37	2	2,412
4.00%, 02/01/38	1	922
4.00%, 11/01/38	1	916
4.00%, 03/18/39(e)	25	24,077
4.00%, 05/01/52	25	22,804
4.00%, 02/01/53	46	43,228
4.00%, 03/13/54(e)	97	89,238
4.50%, 08/01/52	11	10,016
4.50%, 11/01/52	14	13,214
4.50%, 12/01/52	23	22,181
4.50%, 08/01/53	12	11,101
4.50%, 03/13/54(e)	75	70,990
5.00%, 03/01/54(e)	125	121,211
5.50%, 01/01/53	24	23,571
5.50%, 05/01/53	24	24,073
5.50%, 03/13/54(e)	60	59,350
6.00%, 01/01/53	5	4,705
6.00%, 06/01/53	1	967
6.00%, 07/01/53	16	15,978
6.00%, 08/01/53	17	17,598
6.00%, 09/01/53	18	17,870
6.00%, 11/01/53	19	19,671
6.00%, 12/01/53	3	3,011
6.00%, 02/01/54	2	2,007
6.00%, 03/13/54(e)	25	25,104
6.00%, 04/11/54(e)	25	25,100
6.50%, 10/01/53	3	3,041
6.50%, 11/01/53	3	2,954
6.50%, 12/01/53	12	11,985
6.50%, 01/01/54	14	14,147
6.50%, 02/01/54	14	14,402
6.50%, 03/13/54(e)	75	76,311

		3,578,185

U.S. Government Obligations — 13.9%
U.S. Treasury Note/Bond 1.13%, 08/15/40	67	40,938
1.38%, 11/15/40	206	130,826
1.38%, 08/15/50	176	92,596
1.63%, 11/15/50	178	99,628
1.75%, 08/15/41	165	109,886
1.88%, 02/15/32	59	49,544
1.88%, 02/15/41	141	97,301
1.88%, 02/15/51	79	47,292
1.88%, 11/15/51	151	89,725
2.25%, 08/15/46	39	26,490
2.50%, 02/15/45	80	57,987
2.50%, 02/15/46	38	27,274
2.50%, 05/15/46	38	27,198
3.00%, 11/15/45	95	74,861
3.50%, 02/15/33	170	160,364
3.63%, 05/15/53	70	61,245
4.00%, 11/15/42	209	195,097
4.13%, 11/15/32	240	237,459

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 29, 2024	iShares® USD Systematic Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
4.13%, 08/15/53	$ 125	$119,668

		1,745,379

Total U.S. Government & Agency Obligations — 42.5% (Cost: $5,617,323)		5,323,564

Total Long-Term Investments — 100.0% (Cost: $12,851,015)		12,530,455

	Shares

Short-Term Securities

Money Market Funds — 15.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(f)(g)	1,739,241	1,740,110
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(f)(g)(h)	259,582	259,582

Total Short-Term Securities — 15.9% (Cost: $1,998,954)		1,999,692

Total Investments Before TBA Sales Commitments — 115.9% (Cost: $14,849,969)		14,530,147

	Par (000)

TBA Sales Commitments(e)

Mortgage-Backed Securities — (2.5)%
Government National Mortgage Association
2.00%, 03/20/54	(75)	(61,034)
4.00%, 03/20/54	(25)	(23,265)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities 2.00%, 03/18/39	(25)	$(22,051)
2.50%, 03/13/54	(25)	(20,538)
3.00%, 03/13/54	(50)	(42,761)
3.50%, 03/13/54	(50)	(44,478)
4.00%, 03/18/39	(25)	(24,077)
4.50%, 03/13/54	(25)	(23,663)
6.00%, 03/13/54	(25)	(25,104)
6.50%, 03/13/54	(25)	(25,437)

Total TBA Sales Commitments — (2.5)% (Proceeds: $(312,252))		(312,408)

Total Investments, Net of TBA Sales Commitments — 113.4% (Cost: $14,537,717)		14,217,739

Liabilities in Excess of Other Assets — (13.4)%		(1,684,900)

Net Assets — 100.0%		$12,532,839

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.

(d)	All or a portion of this security is on loan.

(e)	Represents or includes a TBA transaction.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,172,145	$—		$(431,851	)(a)	$288	$(472)	$1,740,110	1,739,241	$88,756		$1
BlackRock Cash Funds: Treasury, SL Agency Shares	126,506	133,076	(a)	—		—	—	259,582	259,582	5,710	(b)	—

						$288	$(472)	$1,999,692		$94,466		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

38	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® USD Systematic Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$16	$—	$—	$—	$16

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Average notional value of contracts — long	$0(a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Collaterized Mortgage Obligations	$—	$184,014	$—	$184,014
Corporate Bonds & Notes	—	7,022,877	—	7,022,877
U.S. Government & Agency Obligations	—	5,323,564	—	5,323,564
Short-Term Securities
Money Market Funds	1,999,692	—	—	1,999,692
Liabilities
Investments
TBA Sales Commitments	—	(312,408)	—	(312,408)

	$1,999,692	$12,218,047	$—	$14,217,739

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Statements of Assets and Liabilities

February 29, 2024

	iShares High Yield Systematic Bond ETF	iShares Investment Grade Systematic Bond ETF	iShares USD Systematic Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$589,380,154	$548,740,585	$12,530,455
Investments, at value — affiliated(c)	106,161,842	48,224,352	1,999,692
Cash	6,433	2,469	9
Foreign currency, at value(d)	269	—	—
Receivables:
Investments sold	23,335,247	32,122,275	519,782
Securities lending income — affiliated	30,380	10,176	57
TBA sales commitments	—	—	312,252
Capital shares sold	109,716	369,272	—
Dividends — affiliated	3,247	8,913	8,037
Interest — unaffiliated	10,243,049	6,864,877	101,690
From custodian	3,299,559	—	10,191

Total assets	732,569,896	636,342,919	15,482,165

LIABILITIES
Collateral on securities loaned, at value	105,057,154	45,598,229	159,582
TBA sales commitments, at value(e)	—	—	312,408
Payables:
Investments purchased	26,603,333	33,502,895	2,475,678
Investment advisory fees	157,304	77,224	1,658
Due to custodian	347,721	—	—

Total liabilities	132,165,512	79,178,348	2,949,326

Commitments and contingent liabilities

NET ASSETS	$600,404,384	$557,164,571	$12,532,839

NET ASSETS CONSIST OF
Paid-in capital	$606,066,439	$577,894,572	$15,600,945
Accumulated loss	(5,662,055)	(20,730,001)	(3,068,106)

NET ASSETS	$600,404,384	$557,164,571	$12,532,839

NET ASSET VALUE
Shares outstanding	13,000,000	12,550,000	150,000

Net asset value	$46.18	$44.40	$83.55

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$581,497,087	$551,369,069	$12,851,015
(b) Securities loaned, at value	$101,073,223	$42,923,592	$140,828
(c) Investments, at cost — affiliated	$106,148,978	$48,220,505	$1,998,954
(d) Foreign currency, at cost	$242	$—	$—
(e) Proceeds from TBA sales commitments	$—	$—	$312,252

See notes to financial statements.

40	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 29, 2024

	iShares High Yield Systematic Bond ETF	iShares Investment Grade Systematic Bond ETF	iShares USD Systematic Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$120,935	$74,768	$93,859
Interest — unaffiliated	19,122,289	15,789,427	486,642
Securities lending income — affiliated — net	327,417	60,961	607
Other income — unaffiliated	400	—	—

Total investment income	19,571,041	15,925,156	581,108

EXPENSES
Investment advisory	851,373	547,459	22,475

Total expenses	851,373	547,459	22,475

Less:
Investment advisory fees waived	—	—	(1,576)

Total expenses after fees waived	851,373	547,459	20,899

Net investment income	18,719,668	15,377,697	560,209

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,693,015)	(7,600,499)	(600,301)
Investments — affiliated	(5,529)	(5,538)	288
Capital gain distributions from underlying funds — affiliated	—	—	1
Futures contracts	—	—	16
In-kind redemptions — unaffiliated(a)	408,438	130,155	—

	(4,290,106)	(7,475,882)	(599,996)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	16,408,558	12,925,476	564,500
Investments — affiliated	(1,368)	(1,200)	(472)
Foreign currency translations	5	—	—

	16,407,195	12,924,276	564,028

Net realized and unrealized gain (loss)	12,117,089	5,448,394	(35,968)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,836,757	$20,826,091	$524,241

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets

	iShares High Yield Systematic Bond ETF		iShares Investment Grade Systematic Bond ETF
	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/29/24	Year Ended 02/28/23
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$18,719,668	$7,368,573	$15,377,697	$6,466,133
Net realized loss	(4,290,106)	(11,636,097)	(7,475,882)	(12,729,043)
Net change in unrealized appreciation (depreciation)	16,407,195	(3,713,812)	12,924,276	(10,147,353)

Net increase (decrease) in net assets resulting from operations	30,836,757	(7,981,336)	20,826,091	(16,410,263)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(15,975,592)	(7,711,884)	(13,906,003)	(6,064,177)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	450,927,980	(24,604,285)	314,784,680	95,924,836

NET ASSETS
Total increase (decrease) in net assets	465,789,145	(40,297,505)	321,704,768	73,450,396
Beginning of year	134,615,239	174,912,744	235,459,803	162,009,407

End of year	$600,404,384	$134,615,239	$557,164,571	$235,459,803

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares USD Systematic Bond ETF
	Year Ended 02/29/24	Year Ended 02/28/23
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$560,209	$499,798
Net realized loss	(599,996)	(2,155,687)
Net change in unrealized appreciation (depreciation)	564,028	(289,682)

Net increase (decrease) in net assets resulting from operations	524,241	(1,945,571)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(557,041)	(482,791)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	—	(4,233,961)

NET ASSETS
Total decrease in net assets	(32,800)	(6,662,323)
Beginning of year	12,565,639	19,227,962

End of year	$12,532,839	$12,565,639

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Financial Highlights

(For a share outstanding throughout each period)

	iShares High Yield Systematic Bond ETF
	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$44.14	$49.27	$51.32	$49.43	$49.03

Net investment income(a)	3.44	2.66	2.23	2.90	2.88
Net realized and unrealized gain (loss)(b)	1.80	(5.00)	(1.90)	1.97	0.39

Net increase (decrease) from investment operations	5.24	(2.34)	0.33	4.87	3.27

Distributions from net investment income(c)	(3.20)	(2.79)	(2.38)	(2.98)	(2.87)

Net asset value, end of year	$46.18	$44.14	$49.27	$51.32	$49.43

Total Return(d)
Based on net asset value	12.43%	(4.73)%	0.63%	10.38%	6.78%

Ratios to Average Net Assets(e)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	7.70%	5.89%	4.37%	5.97%	5.77%

Supplemental Data
Net assets, end of year (000)	$600,404	$134,615	$174,913	$79,541	$39,545

Portfolio turnover rate(f)	67%	60%	67%	67%	46%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

44	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Investment Grade Systematic Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$43.60	$49.85	$53.69	$53.44	$48.32

Net investment income(a)	2.22	1.70	1.36	1.56	1.88
Net realized and unrealized gain (loss)(b)	0.70	(6.35)	(3.19)	0.76	6.14

Net increase (decrease) from investment operations	2.92	(4.65)	(1.83)	2.32	8.02

Distributions(c)
From net investment income	(2.12)	(1.59)	(1.39)	(1.59)	(1.85)
From net realized gain	—	(0.01)	(0.62)	(0.48)	(1.05)

Total distributions	(2.12)	(1.60)	(2.01)	(2.07)	(2.90)

Net asset value, end of year	$44.40	$43.60	$49.85	$53.69	$53.44

Total Return(d)
Based on net asset value	6.87%	(9.35)%	(3.57)%	4.41%	16.96%

Ratios to Average Net Assets(e)
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	5.06%	3.80%	2.57%	2.90%	3.67%

Supplemental Data
Net assets, end of year (000)	$557,165	$235,460	$162,009	$158,379	$93,520

Portfolio turnover rate(f)	76%	87%	59%	46%	75%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares USD Systematic Bond ETF
	Year Ended 02/29/24	Year Ended 02/28/23	Period From 10/12/21 to 02/28/22	(a)

Net asset value, beginning of period	$83.77	$96.14	$100.00

Net investment income(b)	3.73	2.62	0.54
Net realized and unrealized loss(c)	(0.24)	(12.51)	(3.96)

Net increase (decrease) from investment operations	3.49	(9.89)	(3.42)

Distributions from net investment income(d)	(3.71)	(2.48)	(0.44)

Net asset value, end of period	$83.55	$83.77	$96.14

Total Return(e)
Based on net asset value	4.29%	(10.34)%	(3.43	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18%	0.18%	0.18	%(h)

Total expenses after fees waived	0.17%	0.16%	0.16	%(h)

Net investment income	4.49%	3.02%	1.43	%(h)

Supplemental Data
Net assets, end of period (000)	$12,533	$12,566	$19,228

Portfolio turnover rate(i)(j)	380%	519%	243%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.
(j)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

46	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1. ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
High Yield Systematic Bond	Diversified
Investment Grade Systematic Bond	Diversified
USD Systematic Bond	Non-diversified

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are

48	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
High Yield Systematic Bond
Barclays Bank PLC	$18,274,151	$(18,274,151)	$—		$—
BMO Capital Markets Corp.	1,985,236	(1,985,236)	—		—
BNP Paribas SA	1,144,954	(1,144,954)	—		—
BofA Securities, Inc.	11,542,997	(11,542,997)	—		—
Citigroup Global Markets, Inc.	20,900	(20,900)	—		—
Goldman Sachs & Co. LLC	16,323,596	(16,323,596)	—		—
J.P. Morgan Securities LLC	20,714,639	(20,714,639)	—		—
Jefferies LLC	3,630,826	(3,630,826)	—		—
Morgan Stanley	4,041,690	(4,041,690)	—		—
Pershing LLC	2,750,448	(2,750,448)	—		—
RBC Capital Markets LLC	8,458,789	(8,458,789)	—		—
Scotia Capital (USA), Inc.	2,623,708	(2,623,708)	—		—
State Street Bank & Trust Co.	6,298,417	(6,298,417)	—		—
Toronto-Dominion Bank (The)	1,299,761	(1,299,761)	—		—
UBS Securities LLC	126,095	(126,095)	—		—
Wells Fargo Bank N.A	311,990	(311,990)	—		—
Wells Fargo Securities LLC	1,525,026	(1,525,026)	—		—

	$101,073,223	$(101,073,223)	$—		$—

Investment Grade Systematic Bond
Barclays Bank PLC	$6,063,102	$(6,063,102)	$—		$—
BMO Capital Markets Corp.	2,076,937	(2,076,937)	—		—
BNP Paribas SA	234,135	(234,135)	—		—
BofA Securities, Inc.	4,301,666	(4,301,666)	—		—
Citigroup Global Markets, Inc.	429,212	(429,212)	—		—
J.P. Morgan Securities LLC	5,068,024	(5,068,024)	—		—
Jefferies LLC	4,098,902	(4,098,902)	—		—
Morgan Stanley	4,084,487	(4,084,487)	—		—
RBC Capital Markets LLC	7,788,828	(7,788,828)	—		—
State Street Bank & Trust Co.	4,053,662	(4,053,662)	—		—
TD Securities (USA) LLC	161,466	(161,466)	—		—
Toronto-Dominion Bank (The)	2,137,849	(2,137,849)	—		—
UBS Securities LLC	633,030	(633,030)	—		—
Wells Fargo Bank N.A	1,012,331	(1,012,331)	—		—
Wells Fargo Securities LLC	779,961	(779,961)	—		—

	$42,923,592	$(42,923,592)	$—		$—

USD Systematic Bond
Barclays Bank PLC	$32,103	$(32,103)	$—		$—
BMO Capital Markets Corp.	12,684	(12,684)	—		—
BNP Paribas SA	17,525	(17,525)	—		—
BofA Securities, Inc.	37,285	(37,285)	—		—
Goldman Sachs & Co. LLC	1,977	(1,977)	—		—
J.P. Morgan Securities LLC	14,753	(14,753)	—		—
Jefferies LLC	1,007	(1,007)	—		—
Morgan Stanley	7,946	(7,946)	—		—
UBS Securities LLC	15,548	(15,548)	—		—

	$140,828	$(140,828)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

50	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
High Yield Systematic Bond	0.35%
Investment Grade Systematic Bond	0.18
USD Systematic Bond	0.18

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares USD Systematic Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 29, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived
USD Systematic Bond	$1,576

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Prior to January 08, 2024 (date of conversion for iShares Investment Grade Systematic Bond ETF), ETF Services were performed by State Street Bank and Trust Company.

Prior to January 26, 2024 (date of conversion for iShares High Yield Systematic Bond ETF and iShares USD Systematic Bond ETF), ETF Services were performed by State Street Bank and Trust Company.

Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, created, sponsors and publishes the underlying index used by each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (continued)

costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
High Yield Systematic Bond	$83,923
Investment Grade Systematic Bond	19,887
USD Systematic Bond	146

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended February 29, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

High Yield Systematic Bond	$—	$—	$171,336,734	$168,348,534
Investment Grade Systematic Bond	—	—	233,501,139	232,699,628
USD Systematic Bond	38,645,188	39,450,266	8,256,411	7,694,049

For the year ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
High Yield Systematic Bond	$458,872,614	$17,098,718
Investment Grade Systematic Bond	330,724,155	20,977,633

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

52	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
High Yield Systematic Bond	$354,370	$(354,370)
Investment Grade Systematic Bond	100,289	(100,289)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/29/24	Year Ended 02/28/23

High Yield Systematic Bond
Ordinary income	$15,975,592	$7,711,884

Investment Grade Systematic Bond
Ordinary income	$13,906,003	$6,024,813
Long-term capital gains	—	39,364

	$13,906,003	$6,064,177

USD Systematic Bond
Ordinary income	$557,041	$482,791

As of February 29, 2024, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
High Yield Systematic Bond	$3,620,953	$(16,666,884)	$7,383,876	$(5,662,055)
Investment Grade Systematic Bond	2,400,725	(20,183,666)	(2,947,060)	(20,730,001)
USD Systematic Bond	49,752	(2,545,136)	(572,722)	(3,068,106)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the classification of investments and TBA transactions.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Systematic Bond	$688,158,147	$10,567,050	$(3,183,201)	$7,383,849
Investment Grade Systematic Bond	599,911,997	4,110,430	(7,057,490)	(2,947,060)
USD Systematic Bond	15,102,713	133,652	(706,374)	(572,722)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (continued)

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S.

54	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/29/24		Year Ended 02/28/23

iShares ETF	Shares	Amount	Shares	Amount

High Yield Systematic Bond
Shares sold	10,350,000	$468,613,448	700,000	$31,145,415
Shares redeemed	(400,000)	(17,685,468)	(1,200,000)	(55,749,700)

	9,950,000	$450,927,980	(500,000)	$(24,604,285)

Investment Grade Systematic Bond
Shares sold	7,650,000	$336,423,949	2,150,000	$95,924,836
Shares redeemed	(500,000)	(21,639,269)	—	—

	7,150,000	$314,784,680	2,150,000	$95,924,836

USD Systematic Bond
Shares redeemed	—	$—	(50,000)	$(4,233,961)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the three funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2024, the related statements of operations for the year ended February 29, 2024, the statements of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares High Yield Systematic Bond ETF iShares Investment Grade Systematic Bond ETF iShares USD Systematic Bond ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 19, 2024

We have served as the auditor of one or more BlackRock investment companies since 2000.

56	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

The Fund hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 29, 2024:

iShares ETF	Federal Obligation Interest

High Yield Systematic Bond	$19,645
Investment Grade Systematic Bond	11,619
USD Systematic Bond	89,838

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 29, 2024:

iShares ETF	Interest Dividends

High Yield Systematic Bond	$18,489,210
Investment Grade Systematic Bond	14,527,126
USD Systematic Bond	549,856

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 29, 2024:

iShares ETF	Interest-Related Dividends

High Yield Systematic Bond	$15,496,638
Investment Grade Systematic Bond	12,736,726
USD Systematic Bond	508,200

I M P O R T A N T T A X I N F O R M A T I O N	57

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares High Yield Systematic Bond ETF, iShares Investment Grade Systematic Bond ETF and iShares USD Systematic Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

58	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

High Yield Systematic Bond	$3.195313	$—	$—	$3.195313	100%	—%	—%	100%

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	59

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 401 funds as of February 29, 2024. With the exception of Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (1957)	Trustee (since 2009).	President, of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (1956)	Trustee (since 2015); Risk Committee Chair (since 2016).

Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).

Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Cecilia H. Herbert (1949)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Member of the Wyoming State Investment Funds Committee (since 2022); Director of the Jackson Hole Center for the Arts (since 2021); Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (1959)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).

60	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information (unaudited) (continued)

Independent Trustees (continued)

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Martinez (1961)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (1964)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years

Dominik Rohé (1973)	President (since 2023).	Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-2023).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Aaron Wasserman (1974)	Chief Compliance Officer (iShares, Inc. and iShares Trust, since 2023; iShares U.S. ETF Trust, since 2023).	Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director, of BlackRock, Inc. (since 2023); Director, of BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (1982)	Executive Vice President (since 2022).	Managing Director, of BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering of BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020-2021); Head of Developed Markets Portfolio Engineering of BlackRock, Inc. (2016-2019).

Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).

James Mauro (1970)	Executive Vice President (since 2022).	Managing Director, of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).

Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.

Effective February 1, 2024, Salim Ramji resigned as Trustee of the Trust.

Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as Trustee of the Trust.

Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.

Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.

Effective April 8, 2024, Laura Fergerson was appointed as Trustee of the Trust.

Effective April 8, 2024, James Lam was appointed as Trustee of the Trust.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	61

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

62	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	63

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-208-0224

(b) Not Applicable

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the twenty-three series of the registrant for which the fiscal year-end is February 29, 2024 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $314,550 for the fiscal year ended February 28, 2023 and $314,550 for the fiscal year ended February 29, 2024.

(b)

Audit-Related Fees – There were no fees billed for the fiscal years ended February 28, 2023 and February 29, 2024 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $223,100 for the fiscal year ended February 28, 2023 and $223,100 for the fiscal year ended February 29, 2024. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees – There were no other fees billed in each of the fiscal years ended February 28, 2023 and February 29, 2024 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $223,100 for the fiscal year ended February 28, 2023 and $223,100 for the fiscal year ended February 29, 2024.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)	Not Applicable

(j)	Not Applicable

Item 5.	Audit Committee of Listed Registrants.

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b) Not applicable.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14.	Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)

Date: April 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)

Date: April 19, 2024

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 19, 2024